UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2019

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Short Treasury Bond ETF | SHV | NASDAQ

▶	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

▶	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

▶	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

▶	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

▶	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The U.S. Treasury bond market advanced during the 12 months ended February 28, 2019 (“reporting period”). The Bloomberg Barclays U.S. Treasury Bond Index returned 3.23% for the reporting period, compared with the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

The U.S. Treasury market was influenced by investors’ changing expectations for economic growth during the reporting period, as well as rapidly rising bond issuance by the U.S. Treasury. U.S. Treasuries — typically considered high-quality, and desirable during periods of market volatility — benefited from the sharp decline in stock prices late in 2018. However, the supply of outstanding U.S. Treasuries increased dramatically during the reporting period, as the 2017 tax cut led to declining tax revenues and government spending increased, driving expectations for a $1 trillion annual budget deficit in 2019. Consequently, the government continued to borrow to fill the budget gap.

For the reporting period, the three-month U.S. Treasury yield increased from 1.65% to 2.45%, while the two-year U.S. Treasury yield increased from 2.25% to 2.52%, reflecting the Fed’s interest rate increases. Intermediate- and long-term U.S. Treasury yields, which are sensitive to the outlooks for economic growth and inflation, also increased until the fourth quarter of 2018, when the slowing economy led to lower yields. For the full reporting period, the 10-year U.S. Treasury yield declined from 2.87% to 2.73%, while the 30-year U.S. Treasury yield declined from 3.13% to 3.09%.

The Fed also played a key role in keeping intermediate- and longer-maturity U.S. Treasury yields lower, as yields declined sharply in January 2019 when the Fed refrained from raising interest rates and indicated it would pause its interest rate increases.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Short Treasury Bond ETF

Investment Objective

The iShares ShortTreasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.98%	0.64%	0.37%	1.98%	3.25%	3.78%
Fund Market	2.00	0.64	0.37	2.00	3.25	3.75
Index	2.14	0.77	0.51	2.14	3.92	5.19

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.00	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government Obligations	100.0%

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Bill, 2.40%, 05/02/19	12.9%
U. S. Treasury Bill, 2.38%, 04/02/19	8.7
U. S. Treasury Note/Bond, 1.63%, 04/30/19	7.0
U. S. Treasury Bill, 2.39%, 04/23/19	5.2
U. S. Treasury Note/Bond, 1.63%, 03/31/19	4.4

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.18%	0.70%	0.89%	2.18%	3.56%	9.30%
Fund Market	2.19	0.70	0.88	2.19	3.57	9.20
Index	2.30	0.83	1.04	2.30	4.21	10.85

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.90	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-2 Years	52.8%
2-3 Years	47.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.25%, 04/30/21	8.4%
U. S. Treasury Note/Bond, 2.13%, 08/31/20	5.7
U. S. Treasury Note/Bond, 1.63%, 06/30/20	4.3
U. S. Treasury Note/Bond, 1.50%, 05/31/20	3.8
U. S. Treasury Note/Bond, 2.50%, 01/15/22	3.8

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.33%	1.49%	2.35%	3.33%	7.69%	26.17%
Fund Market	3.30	1.49	2.34	3.30	7.66	26.06
Index	3.45	1.60	2.48	3.45	8.25	27.70

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.10	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
2-3 Years	3.6%
3-4 Years	27.9
4-5 Years	22.8
5-6 Years	28.4
6-7 Years	15.2
7-8 Years	2.1

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.38%, 08/15/24	9.4%
U. S. Treasury Note/Bond, 1.88%, 04/30/22	7.8
U. S. Treasury Note/Bond, 2.25%, 11/15/25	6.7
U. S. Treasury Note/Bond, 2.00%, 02/15/25	6.0
U. S. Treasury Note/Bond, 2.50%, 05/15/24	5.3

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2019	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.40%	2.33%	3.43%	4.40%	12.21%	40.06%
Fund Market	4.32	2.32	3.41	4.32	12.13	39.78
Index	4.47	2.40	3.55	4.47	12.61	41.78

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,027.10	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
7-8 Years	29.0%
8-9 Years	50.2
9-10 Years	20.5
10-11 Years	0.3

(a)	Excludes money market funds and investments sold short.

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.38%, 05/15/27	20.5%
U. S. Treasury Note/Bond, 2.25%, 08/15/27	15.1
U. S. Treasury Note/Bond, 2.25%, 02/15/27	13.7
U. S. Treasury Note/Bond, 2.75%, 02/15/28	11.4
U. S. Treasury Note/Bond, 2.88%, 05/15/28	9.8

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2019	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.39%	3.10%	4.32%	4.39%	16.47%	52.62%
Fund Market	4.35	3.09	4.29	4.35	16.41	52.20
Index	4.54	3.20	4.44	4.54	17.05	54.40

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.50	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
9-10 Years	0.6%
10-11 Years	7.0
11-12 Years	22.7
16-17 Years	22.2
17-18 Years	1.0
18-19 Years	33.3
19-20 Years	4.0
20-21 Years	9.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 4.50%, 02/15/36	22.2%
U. S. Treasury Note/Bond, 4.38%, 02/15/38	20.7
U. S. Treasury Note/Bond, 5.00%, 05/15/37	12.6
U. S. Treasury Note/Bond, 6.25%, 05/15/30	11.8
U. S. Treasury Note/Bond, 5.38%, 02/15/31	10.9

F U N D S U M M A R Y	15

Fund Summary as of February 28, 2019	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.82%	4.71%	4.82%	3.82%	25.89%	60.11%
Fund Market	3.84	4.71	4.81	3.84	25.89	60.04
Index	3.97	4.80	4.92	3.97	26.41	61.72

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.90	$0.74		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment	(a)
15-20 Years	0.2%
20-25 Years	37.6
25-30 Years	62.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.50%, 02/15/45	9.3%
U. S. Treasury Note/Bond, 2.50%, 02/15/46	7.6
U. S. Treasury Note/Bond, 3.00%, 11/15/45	6.7
U. S. Treasury Note/Bond, 3.13%, 08/15/44	6.5
U. S. Treasury Note/Bond, 2.88%, 05/15/43	6.4

F U N D S U M M A R Y	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Bill
2.02%, 03/07/19 (a)	$904	$903,649
2.32%, 03/28/19 (a)	1,055	1,053,127
2.33%, 03/26/19 (a)(b)	19,718	19,685,308
2.38%, 04/02/19 (a)	1,653,640	1,650,092,545
2.39%, 04/23/19 (a)(b)	995,426	991,923,484
2.39%, 04/25/19 (a)	177,600	176,951,513
2.40%, 05/02/19 (a)	2,468,446	2,458,274,966
2.42%, 05/30/19 (a)	289,780	288,043,131
2.54%, 02/27/20 (a)	43,360	42,283,362
U.S. Treasury Note/Bond
0.75%, 07/15/19 (b)	392,150	389,668,428
0.75%, 08/15/19	89,297	88,574,950
0.88%, 06/15/19	55,776	55,534,159
0.88%, 07/31/19	128,452	127,604,016
0.88%, 09/15/19	140,638	139,401,924
1.00%, 03/15/19	21,064	21,052,597
1.00%, 06/30/19	10,708	10,655,296
1.00%, 08/31/19	220,750	219,059,883
1.00%, 10/15/19	297,398	294,586,661
1.00%, 11/15/19	248,610	245,929,673
1.00%, 11/30/19	520,150	514,176,400
1.13%, 12/31/19	79,644	78,713,783
1.13%, 03/31/20	8,000	7,879,375
1.25%, 03/31/19 (b)	444,208	443,775,892
1.25%, 04/30/19	71,564	71,410,252
1.25%, 06/30/19	180,522	179,767,474
1.25%, 08/31/19	522,362	519,015,618
1.25%, 10/31/19	143,732	142,502,417
1.25%, 01/31/20	50,932	50,333,151
1.25%, 02/29/20	14,700	14,512,805
1.38%, 07/31/19	277,677	276,375,389
1.38%, 09/30/19	110,074	109,338,740
1.38%, 12/15/19	155,232	153,825,210
1.38%, 01/15/20	476,543	471,758,956
1.38%, 01/31/20	45,408	44,929,087
1.38%, 02/15/20	40,100	39,655,141
1.38%, 02/29/20	181,219	179,116,577
1.38%, 03/31/20	190,000	187,617,579
1.50%, 03/31/19	52,160	52,119,879

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.50%, 05/31/19	$554,476	$553,111,468
1.50%, 10/31/19	522,313	518,701,697
1.50%, 11/30/19	393,571	390,542,349
1.63%, 03/31/19	840,813	840,251,825
1.63%, 04/30/19	1,327,775	1,325,937,572
1.63%, 06/30/19	346,577	345,561,637
1.63%, 07/31/19	794,443	791,587,970
1.63%, 08/31/19	605,338	602,571,517
1.63%, 12/31/19	406,035	402,958,018
1.63%, 03/15/20	140,000	138,671,093
1.75%, 09/30/19	573,294	570,629,077
1.75%, 11/30/19	1,958	1,946,374
2.00%, 01/31/20	72,128	71,775,813
2.25%, 02/29/20	45,800	45,664,031
3.13%, 05/15/19	91,850	91,971,643
3.38%, 11/15/19	46,492	46,751,702
3.63%, 08/15/19	725,412	729,067,395
3.63%, 02/15/20	723,716	730,811,811
8.13%, 08/15/19	92,534	94,883,496
8.75%, 08/15/20	2,278	2,478,215

Total U.S. Government Obligations — 99.6% (Cost: $19,051,290,069)		19,053,977,100

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)(e)	1,859,949	1,859,949,000

Total Money Market Funds — 9.7% (Cost: $1,859,949,000)		1,859,949,000

Total Investments in Securities — 109.3% (Cost: $20,911,239,069)		20,913,926,100

Other Assets, Less Liabilities — (9.3)%		(1,782,627,243)

Net Assets — 100.0%		$19,131,298,857

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,819	1,125,130	1,859,949	$1,859,949,000	$5,287,003	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Short Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,053,977,100	$—	$19,053,977,100
Money Market Funds	1,859,949,000	—	—	1,859,949,000

	$1,859,949,000	$19,053,977,100	$—	$20,913,926,100

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.00%, 11/15/19	$1	$989
1.13%, 03/31/20	1,146	1,128,720
1.13%, 04/30/20	14,167	13,937,340
1.13%, 02/28/21	208,783	203,098,557
1.13%, 08/31/21	725,712	701,559,397
1.25%, 03/31/21	575,567	560,997,668
1.25%, 10/31/21	54,752	52,993,947
1.38%, 12/15/19	1	991
1.38%, 01/15/20	1	990
1.38%, 02/15/20	1	989
1.38%, 02/29/20	2,567	2,537,812
1.38%, 03/31/20	7,569	7,474,092
1.38%, 04/30/20	662,389	653,410,522
1.38%, 05/31/20	571,774	563,487,743
1.38%, 08/31/20	9,338	9,177,503
1.38%, 09/30/20	39,062	38,349,424
1.38%, 01/31/21	197,938	193,639,034
1.38%, 04/30/21	617,400	602,592,044
1.50%, 11/30/19	1	992
1.50%, 04/15/20	19	18,782
1.50%, 05/15/20	52,709	52,058,373
1.50%, 05/31/20	728,487	719,067,889
1.50%, 06/15/20	418,310	412,721,638
1.50%, 07/15/20	347,214	342,277,051
1.50%, 01/31/22	93,994	91,394,478
1.63%, 12/31/19	1	992
1.63%, 03/15/20	7,410	7,339,663
1.63%, 06/30/20	825,028	814,940,746
1.63%, 07/31/20	74,911	73,942,424
1.63%, 10/15/20	34,035	33,532,452
1.63%, 11/30/20	341,262	335,889,789
1.75%, 10/31/20	34,035	33,588,291
1.75%, 12/31/20	7,126	7,025,234
1.75%, 02/28/22	92,000	90,045,000
1.88%, 06/30/20	279,946	277,474,603
1.88%, 01/31/22	65,000	63,865,039
1.88%, 02/28/22	24,000	23,573,437
2.00%, 07/31/20	665,413	660,266,443
2.00%, 09/30/20	199,953	198,258,086
2.00%, 11/30/20	626,666	620,815,484
2.00%, 02/28/21	483,903	478,912,948
2.00%, 05/31/21	125,400	124,003,946
2.00%, 08/31/21	315,656	311,796,613
2.00%, 10/31/21	308,726	304,794,566
2.00%, 12/31/21	87,362	86,211,961
2.13%, 08/31/20	1,075,558	1,068,625,695

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
2.13%, 01/31/21	$368,152	$365,318,956
2.13%, 06/30/21	39,560	39,220,031
2.13%, 08/15/21	432,229	428,328,808
2.13%, 09/30/21	66,992	66,361,333
2.25%, 02/29/20	1,282	1,278,194
2.25%, 03/31/21	329,524	327,696,170
2.25%, 04/30/21	1,589,832	1,580,889,195
2.25%, 07/31/21	139,102	138,286,949
2.38%, 04/30/20	34,035	33,965,866
2.38%, 12/31/20	344,702	343,678,666
2.38%, 03/15/21	37,616	37,504,328
2.50%, 12/31/20	5,598	5,593,627
2.50%, 01/15/22	708,448	708,531,023
2.50%, 02/15/22	580,000	580,249,400
2.63%, 08/15/20	41,667	41,704,435
2.63%, 11/15/20	695,115	695,956,743
2.63%, 06/15/21	221,456	222,044,242
2.63%, 07/15/21	140,524	140,897,267
2.63%, 12/15/21	43,687	43,845,707
2.75%, 08/15/21	395,271	397,555,859
2.75%, 09/15/21	244,070	245,566,734
2.88%, 10/15/21	573,633	579,010,507
2.88%, 11/15/21	348,917	352,297,133
3.38%, 11/15/19	1	1,006
3.50%, 05/15/20	501,773	507,319,945
3.63%, 02/15/21	3,448	3,519,788
8.13%, 05/15/21	2,000	2,238,047
8.75%, 08/15/20	123,855	134,740,693

		18,860,431,029

Total U.S. Government Obligations — 99.4% (Cost: $18,879,779,250)		18,860,431,029

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	44,381	44,381,468

Total Short-Term Investments — 0.2% (Cost: $44,381,468)		44,381,468

Total Investments in Securities — 99.6% (Cost: $18,924,160,718)		18,904,812,497

Other Assets, Less Liabilities — 0.4%		68,090,028

Net Assets — 100.0%		$18,972,902,525

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	60,794	(16,413)	44,381	$44,381,468	$3,819,527	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$18,860,431,029	$—	$18,860,431,029
Money Market Funds	44,381,468	—	—	44,381,468

	$44,381,468	$18,860,431,029	$—	$18,904,812,497

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.38%, 06/30/23	$27,000	$25,739,744
1.38%, 08/31/23	10,044	9,557,886
1.50%, 01/31/22	76,915	74,787,819
1.50%, 02/28/23	13,516	12,998,591
1.50%, 03/31/23	21,532	20,689,224
1.63%, 08/15/22	13,274	12,888,743
1.63%, 08/31/22	41,657	40,436,580
1.63%, 11/15/22	6,796	6,584,687
1.63%, 04/30/23	86,188	83,167,667
1.63%, 02/15/26	229,888	215,394,279
1.63%, 05/15/26	161,826	151,218,811
1.75%, 02/28/22	3,383	3,311,111
1.75%, 03/31/22	123,729	121,036,928
1.75%, 04/30/22	25,611	25,038,754
1.75%, 05/15/22	83,314	81,400,382
1.75%, 05/31/22	48,615	47,488,879
1.75%, 06/30/22	55,396	54,097,656
1.75%, 09/30/22	27,862	27,144,771
1.75%, 01/31/23	9,896	9,616,515
1.75%, 05/15/23	377,466	365,920,848
1.88%, 01/31/22	174,372	171,327,301
1.88%, 02/28/22	2,276	2,235,646
1.88%, 03/31/22	210,784	207,020,980
1.88%, 04/30/22	565,539	555,023,509
1.88%, 05/31/22	36,197	35,496,999
1.88%, 07/31/22	39,577	38,771,546
1.88%, 08/31/22	102,994	100,829,517
1.88%, 09/30/22	199,197	194,948,502
1.88%,10/31/22	13,701	13,398,615
2.00%, 07/31/22	19,855	19,530,029
2.00%, 10/31/22	59,973	58,911,759
2.00%, 11/30/22	5,276	5,179,754
2.00%,02/15/23	63,705	62,480,669
2.00%, 04/30/24	9,310	9,067,795
2.00%, 05/31/24	17,141	16,685,692
2.00%, 06/30/24	48,532	47,206,849
2.00%, 02/15/25	437,468	423,335,635
2.13%, 06/30/22	159,225	157,352,863
2.13%, 12/31/22	26,226	25,857,197
2.13%, 11/30/23	258,380	253,817,585
2.13%, 02/29/24	139,112	136,476,676
2.13%,03/31/24	31,153	30,543,326

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
2.13%, 07/31/24	$22,632	$22,143,113
2.13%, 09/30/24	22,632	22,121,012
2.13%, 05/15/25	274,599	267,219,152
2.25%, 12/31/23	87,719	86,636,219
2.25%, 01/31/24	22,534	22,245,283
2.25%, 11/15/24	332,660	326,994,384
2.25%, 12/31/24	65,227	64,090,623
2.25%, 11/15/25	481,693	470,967,807
2.38%, 01/31/23	42,344	42,128,972
2.38%, 08/15/24	675,073	668,902,414
2.50%, 03/31/23	36,574	36,556,856
2.50%, 05/15/24	376,746	375,936,584
2.63%, 02/28/23	3,025	3,037,762
2.63%, 12/31/23	51,829	52,065,875
2.63%, 03/31/25	12,323	12,349,957
2.75%, 04/30/23	95,274	96,148,586
2.75%, 11/15/23	88,442	89,340,239
2.75%, 02/15/24	332,874	336,332,767
2.75%, 02/28/25	6,835	6,899,345
2.75%, 06/30/25	11,873	11,979,672
2.88%, 05/31/25	55,499	56,396,930
2.88%,11/30/25	14,080	14,309,350
3.00%, 09/30/25	26,445	27,074,102
7.13%, 02/15/23	10,999	12,892,383

		7,078,787,706

Total U.S. Government Obligations — 99.4% (Cost: $7,137,718,437)		7,078,787,706

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	9,761	9,760,812

Total Short-Term Investments — 0.1% (Cost: $9,760,812)		9,760,812

Total Investments in Securities — 99.5% (Cost: $7,147,479,249)		7,088,548,518

Other Assets, Less Liabilities — 0.5%		33,937,833

Net Assets — 100.0%		$7,122,486,351

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,585	(34,824)	9,761	$9,760,812	$378,229	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® 3-7 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,078,787,706	$—	$7,078,787,706
Money Market Funds	9,760,812	—	—	9,760,812

	$9,760,812	$7,078,787,706	$—	$7,088,548,518

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$320,665	$296,101,838
1.63%, 05/15/26	597,790	558,606,637
2.00%, 11/15/26	1,209,606	1,155,409,978
2.25%, 02/15/27	1,864,947	1,810,892,764
2.25%, 08/15/27	2,052,310	1,986,251,756
2.25%, 11/15/27	448,552	433,360,418
2.38%, 05/15/27	2,753,876	2,696,108,861
2.75%, 02/15/28	1,500,196	1,506,642,062
2.88%, 05/15/28	1,270,217	1,288,029,812
2.88%, 08/15/28	643,530	652,252,444
3.13%, 11/15/28	621,041	642,631,979
5.25%, 11/15/28	43,788	53,173,342
5.25%, 02/15/29	48,000	58,505,625
5.50%, 08/15/28	7,074	8,707,652
6.13%, 08/15/29	29,689	38,814,888

		13,185,490,056

Total U.S. Government Obligations — 99.8% (Cost: $13,202,605,115)		13,185,490,056

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	158,112	158,112,020

Total Short-Term Investments — 1.2% (Cost: $158,112,020)		158,112,020

Total Investments Before Investments Sold Short — 101.0% (Cost: $13,360,717,135)		13,343,602,076

Security	Par (000)	Value

Investments Sold Short — (0.0)%

U.S. Government Obligations — (0.0)%
U.S. Treasury Note/Bond, 1.63%, 02/15/26	$(272)	$(254,851)

Total U.S. Government Obligations (Proceeds $254,798)		(254,851)

Total Investments Sold Short (Proceeds $254,798)		(254,851)

Total Investments, Net of Investments Sold Short — 101.0% (Cost $13,360,462,337)		13,343,347,225

Other Assets, Less Liabilities — (1.0)%		(125,565,560)

Net Assets — 100.0%		$13,217,781,665

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,151	120,961	158,112	$158,112,020	$424,571	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® 7-10 Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$13,185,490,056	$—	$13,185,490,056
Money Market Funds	158,112,020	—	—	158,112,020

	158,112,020	13,185,490,056	—	13,343,602,076

Liabilities
U.S. Government Obligations	—	(254,851)	—	(254,851)

	$158,112,020	$13,185,235,205	$—	$13,343,347,225

See notes to financial statements.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
4.25%, 05/15/39	$55,489	$66,497,931
4.38%, 02/15/38	156,501	190,570,534
4.38%, 11/15/39	14,738	17,944,666
4.50%, 02/15/36	166,688	204,024,365
4.50%, 05/15/38	30,000	37,125,000
4.75%, 02/15/37	7,390	9,359,897
5.00%, 05/15/37	89,150	116,309,017
5.25%, 11/15/28	2,184	2,651,867
5.25%, 02/15/29	2,149	2,619,467
5.38%, 02/15/31	79,040	99,994,863
5.50%, 08/15/28	165	202,858
6.13%, 08/15/29	49,016	64,082,284
6.25%, 05/15/30	81,453	108,804,192

		920,186,941

Total U.S. Government Obligations — 99.0% (Cost: $934,014,781)		920,186,941

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	12,553	$12,553,361

Total Short-Term Investments — 1.3% (Cost: $12,553,361)		12,553,361

Total Investments in Securities — 100.3% (Cost: $946,568,142)		932,740,302

Other Assets, Less Liabilities — (0.3)%		(3,126,039)

Net Assets — 100.0%		$929,614,263

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,827	2,726	12,553	$12,553,361	$77,926	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$920,186,941	$—	$920,186,941
Money Market Funds	12,553,361	—	—	12,553,361

	$12,553,361	$920,186,941	$—	$932,740,302

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 28, 2019	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$1,122,358	$1,004,510,857
2.50%, 02/15/46	918,601	819,098,301
2.50%, 05/15/46	716,843	638,661,954
2.75%, 08/15/42	367,951	348,604,923
2.75%, 11/15/42	350,781	331,858,105
2.75%, 08/15/47	539,589	504,810,712
2.75%, 11/15/47	377,105	352,490,246
2.88%, 05/15/43	719,626	694,580,123
2.88%, 08/15/45	398,485	383,479,357
2.88%, 11/15/46	463,876	445,883,070
3.00%, 11/15/44	234,347	230,914,675
3.00%, 05/15/45	47,486	46,806,901
3.00%, 11/15/45	738,259	727,502,337
3.00%, 02/15/47	88,007	86,724,809
3.00%, 05/15/47	377,071	371,134,880
3.00%, 02/15/48	302,317	297,038,261
3.13%, 11/15/41	8,486	8,601,688
3.13%, 02/15/43	321,074	324,034,103
3.13%, 08/15/44	697,086	702,259,588
3.13%, 05/15/48	97,307	97,964,381
3.38%, 05/15/44	16,043	16,871,054
3.38%, 11/15/48	16,213	17,137,648
3.63%, 08/15/43	370,980	406,121,221
3.75%, 08/15/41	12,783	14,275,292
3.75%, 11/15/43	378,060	422,230,549
3.88%, 08/15/40	343,797	391,311,046

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 05/15/39	$89,633	$107,416,167
4.25%, 11/15/40	435,502	521,649,620
4.38%, 02/15/38	3,992	4,860,553
4.38%, 11/15/39	152,879	186,141,638
4.38%, 05/15/40	6,393	7,784,361
4.50%, 05/15/38	3,360	4,157,876
4.63%, 02/15/40	250,402	314,880,012
5.00%, 05/15/37	6,754	8,812,117

		10,840,608,425

Total U.S. Government Obligations — 99.0% (Cost: $11,377,578,951)		10,840,608,425

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	113,987	113,986,726

Total Short-Term Investments — 1.0% (Cost: $113,986,726)		113,986,726

Total Investments in Securities — 100.0% (Cost: $11,491,565,677)		10,954,595,151

Other Assets, Less Liabilities — (0.0)%		(3,093,244)

Net Assets — 100.0%		$10,951,501,907

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,138	3,849	113,987	$113,986,726	$751,780	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$10,840,608,425	$—	$10,840,608,425
Money Market Funds	113,986,726	—	—	113,986,726

	$113,986,726	$10,840,608,425	$—	$10,954,595,151

See notes to financial statements.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$19,053,977,100	$18,860,431,029	$7,078,787,706	$13,185,490,056
Affiliated(c)	1,859,949,000	44,381,468	9,760,812	158,112,020
Receivables:
Investments sold	928,514,609	757,767,416	184,388,500	586,498,060
Securities lending income — Affiliated	97,884	—	—	—
Capital shares sold	—	7,157,358	—	40
Dividends	594,783	42,512	17,530	83,026
Interest	43,135,460	78,195,853	31,468,758	55,273,528

Total assets	21,886,268,836	19,747,975,636	7,304,423,306	13,985,456,730

LIABILITIES
Investments sold short at value(d)	—	—	—	254,851
Collateral on securities loaned, at value	1,409,469,500	—	—	—
Payables:
Investments purchased	1,342,575,680	772,017,451	180,254,561	764,603,453
Interest on short sales	—	—	—	171
Capital shares redeemed	560,163	826,131	806,219	1,419,977
Investment advisory fees	2,364,636	2,229,529	876,175	1,396,613

Total liabilities	2,754,969,979	775,073,111	181,936,955	767,675,065

NET ASSETS	$19,131,298,857	$18,972,902,525	$7,122,486,351	$13,217,781,665

NET ASSETS CONSIST OF:
Paid-in capital	$19,090,245,674	$19,088,390,579	$7,334,285,456	$13,611,309,409
Accumulated earnings (loss)	41,053,183	(115,488,054)	(211,799,105)	(393,527,744)

NET ASSETS	$19,131,298,857	$18,972,902,525	$7,122,486,351	$13,217,781,665

Shares outstanding	173,100,000	226,600,000	58,600,000	126,900,000

Net asset value	$110.52	$83.73	$121.54	$104.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$930,609,285	$—	$—	$—
(b) Investments, at cost — Unaffiliated	$19,051,290,069	$18,879,779,250	$7,137,718,437	$13,202,605,115
(c) Investments, at cost — Affiliated	$1,859,949,000	$44,381,468	$9,760,812	$158,112,020
(d) Proceeds received from investments sold short	$—	$—	$—	$254,798

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities  (continued)

February 28, 2019

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$920,186,941	$10,840,608,425
Affiliated(b)	12,553,361	113,986,726
Receivables:
Investments sold	122,972,759	130,963,826
Capital shares sold	—	713,059
Dividends	11,979	134,996
Interest	4,957,740	54,049,105

Total assets	1,060,682,780	11,140,456,137

LIABILITIES
Payables:
Investments purchased	130,963,826	184,848,806
Capital shares redeemed	—	2,862,430
Investment advisory fees	104,691	1,242,994

Total liabilities	131,068,517	188,954,230

NET ASSETS	$929,614,263	$10,951,501,907

NET ASSETS CONSIST OF:
Paid-in capital	$970,438,292	$11,683,530,096
Accumulated loss	(40,824,029)	(732,028,189)

NET ASSETS	$929,614,263	$10,951,501,907

Shares outstanding	7,000,000	91,300,000

Net asset value	$132.80	$119.95

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$934,014,781	$11,377,578,951
(b) Investments, at cost — Affiliated	$12,553,361	$113,986,726

See notes to financial statements.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2019

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,114,311	$3,812,476	$378,229	$423,858
Interest — Unaffiliated	322,854,797	313,260,850	165,648,614	238,112,390
Securities lending income — Affiliated — net	172,692	7,051	—	713

Total investment income	328,141,800	317,080,377	166,026,843	238,536,961

EXPENSES
Investment advisory fees	23,400,691	22,390,413	11,248,775	14,043,473

Total expenses	23,400,691	22,390,413	11,248,775	14,043,473

Net investment income	304,741,109	294,689,964	154,778,068	224,493,488

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(437,004)	(67,260,389)	(92,498,786)	(307,873,501)
In-kind redemptions — Unaffiliated	799,239	17,433,920	19,594,440	71,267,776

Net realized gain (loss)	362,235	(49,826,469)	(72,904,346)	(236,605,725)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	11,956,689	119,359,284	171,130,921	425,032,816
Short sales — Unaffiliated	—	—	—	(53)

Net change in unrealized appreciation (depreciation)	11,956,689	119,359,284	171,130,921	425,032,763

Net realized and unrealized gain	12,318,924	69,532,815	98,226,575	188,427,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$317,060,033	$364,222,779	$253,004,643	$412,920,526

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (continued)

Year Ended February 28, 2019

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$77,926	$751,780
Interest — Unaffiliated	16,246,882	226,433,452

Total investment income	16,324,808	227,185,232

EXPENSES
Investment advisory fees	969,243	11,891,664

Total expenses	969,243	11,891,664

Net investment income	15,355,565	215,293,568

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(19,130,218)	(137,187,209)
In-kind redemptions — Unaffiliated	4,765,147	11,067,296

Net realized loss	(14,365,071)	(126,119,913)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	30,266,542	127,329,672

Net change in unrealized appreciation (depreciation)	30,266,542	127,329,672

Net realized and unrealized gain	15,901,471	1,209,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,257,036	$216,503,327

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$304,741,109	$55,757,836	$294,689,964	$118,354,568
Net realized gain (loss)	362,235	(470,728)	(49,826,469)	(62,914,615)
Net change in unrealized appreciation (depreciation)	11,956,689	(9,451,700)	119,359,284	(89,857,981)

Net increase (decrease) in net assets resulting from operations	317,060,033	45,835,408	364,222,779	(34,418,028)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(274,484,840)	(48,341,095)	(267,062,415)	(113,449,546)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,582,120,420	5,061,436,765	7,594,594,264	379,399,535

NET ASSETS(b)
Total increase in net assets	9,624,695,613	5,058,931,078	7,691,754,628	231,531,961
Beginning of year	9,506,603,244	4,447,672,166	11,281,147,897	11,049,615,936

End of year	$19,131,298,857	$9,506,603,244	$18,972,902,525	$11,281,147,897

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$154,778,068	$112,128,958	$224,493,488	$141,638,432
Net realized loss	(72,904,346)	(53,703,643)	(236,605,725)	(64,764,674)
Net change in unrealized appreciation (depreciation)	171,130,921	(140,080,012)	425,032,763	(208,227,814)

Net increase (decrease) in net assets resulting from operations	253,004,643	(81,654,697)	412,920,526	(131,354,056)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(151,218,243)	(108,689,655)	(213,315,979)	(138,121,408)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(48,951,373)	934,145,280	4,653,812,378	1,552,995,777

NET ASSETS(b)
Total increase in net assets	52,835,027	743,800,928	4,853,416,925	1,283,520,313
Beginning of year	7,069,651,324	6,325,850,396	8,364,364,740	7,080,844,427

End of year	$7,122,486,351	$7,069,651,324	$13,217,781,665	$8,364,364,740

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,355,565	$9,720,653	$215,293,568	$180,761,926
Net realized loss	(14,365,071)	(8,006,669)	(126,119,913)	(32,941,734)
Net change in unrealized appreciation (depreciation)	30,266,542	(10,345,999)	127,329,672	(116,258,623)

Net increase (decrease) in net assets resulting from operations	31,257,036	(8,632,015)	216,503,327	31,561,569

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(14,161,249)	(9,528,930)	(209,030,700)	(175,880,673)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	405,028,164	(13,512,158)	4,225,361,240	1,607,671,084

NET ASSETS(b)
Total increase (decrease) in net assets	422,123,951	(31,673,103)	4,232,833,867	1,463,351,980
Beginning of year	507,490,312	539,163,415	6,718,668,040	5,255,316,060

End of year	$929,614,263	$507,490,312	$10,951,501,907	$6,718,668,040

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$110.29	$110.36	$110.29	$110.26	$110.23

Net investment income(a)	2.16	1.01	0.42	0.09	0.00	(b)
Net realized and unrealized gain (loss)(c)	0.01	(0.22)	0.05	(0.02)	0.03

Net increase from investment operations	2.17	0.79	0.47	0.07	0.03

Distributions(d)
From net investment income	(1.94)	(0.86)	(0.40)	(0.04)	(0.00	)(b)

Total distributions	(1.94)	(0.86)	(0.40)	(0.04)	(0.00	)(b)

Net asset value, end of year	$110.52	$110.29	$110.36	$110.29	$110.26

Total Return
Based on net asset value	1.98%	0.71%	0.44%	0.07%	0.03%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15%	0.15%	0.15%	0.13%	0.08%

Net investment income	1.95%	0.91%	0.38%	0.08%	0.00	%(e)

Supplemental Data
Net assets, end of year (000)	$19,131,299	$9,506,603	$4,447,672	$5,867,274	$5,435,886

Portfolio turnover rate(f)	73%	47%	78%	0%	1%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than 0.01%.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$83.44	$84.54	$84.93	$84.70	$84.55

Net investment income(a)	1.64	0.89	0.62	0.49	0.33
Net realized and unrealized gain (loss)(b)	0.16	(1.13)	(0.40)	0.21	0.14

Net increase (decrease) from investment operations	1.80	(0.24)	0.22	0.70	0.47

Distributions(c)
From net investment income	(1.51)	(0.86)	(0.61)	(0.47)	(0.32)

Total distributions	(1.51)	(0.86)	(0.61)	(0.47)	(0.32)

Net asset value, end of year	$83.73	$83.44	$84.54	$84.93	$84.70

Total Return
Based on net asset value	2.18%	(0.29)%	0.26%	0.83%	0.55%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.97%	1.06%	0.73%	0.58%	0.39%

Supplemental Data
Net assets, end of year (000)	$18,972,903	$11,281,148	$11,049,616	$12,875,581	$7,817,715

Portfolio turnover rate(d)	62%	85%	66%	76%	122%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$120.03	$123.07	$125.75	$123.34	$121.64

Net investment income(a)	2.47	1.93	1.63	1.72	1.61
Net realized and unrealized gain (loss)(b)	1.47	(3.10)	(2.69)	2.40	1.63

Net increase (decrease) from investment operations	3.94	(1.17)	(1.06)	4.12	3.24

Distributions(c)
From net investment income	(2.43)	(1.87)	(1.62)	(1.71)	(1.54)

Total distributions	(2.43)	(1.87)	(1.62)	(1.71)	(1.54)

Net asset value, end of year	$121.54	$120.03	$123.07	$125.75	$123.34

Total Return
Based on net asset value	3.33%	(0.98)%	(0.85)%	3.38%	2.68%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.06%	1.57%	1.31%	1.39%	1.32%

Supplemental Data
Net assets, end of year (000)	$7,122,486	$7,069,651	$6,325,850	$6,727,650	$4,958,114

Portfolio turnover rate(d)	41%	66%	45%	41%	58%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$102.13	$105.68	$110.51	$107.59	$102.44

Net investment income(a)	2.45	1.97	1.88	2.00	2.21
Net realized and unrealized gain (loss)(b)	1.97	(3.59)	(4.81)	2.91	5.12

Net increase (decrease) from investment operations	4.42	(1.62)	(2.93)	4.91	7.33

Distributions(c)
From net investment income	(2.39)	(1.93)	(1.90)	(1.99)	(2.18)

Total distributions	(2.39)	(1.93)	(1.90)	(1.99)	(2.18)

Net asset value, end of year	$104.16	$102.13	$105.68	$110.51	$107.59

Total Return
Based on net asset value	4.40%	(1.59)%	(2.68)%	4.65%	7.24%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.40%	1.86%	1.72%	1.87%	2.11%

Supplemental Data
Net assets, end of year (000)	$13,217,782	$8,364,365	$7,080,844	$10,387,936	$7,369,931

Portfolio turnover rate(d)	63%	46%	77%	56%	142%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$130.13	$134.79	$141.36	$137.46	$126.25

Net investment income(a)	3.10	2.53	2.52	2.85	2.94
Net realized and unrealized gain (loss)(b)	2.53	(4.68)	(6.58)	3.89	11.14

Net increase (decrease) from investment operations	5.63	(2.15)	(4.06)	6.74	14.08

Distributions(c)
From net investment income	(2.96)	(2.51)	(2.51)	(2.84)	(2.87)

Total distributions	(2.96)	(2.51)	(2.51)	(2.84)	(2.87)

Net asset value, end of year	$132.80	$130.13	$134.79	$141.36	$137.46

Total Return
Based on net asset value	4.39%	(1.66)%	(2.91)%	5.01%	11.28%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.38%	1.87%	1.79%	2.09%	2.23%

Supplemental Data
Net assets, end of year (000)	$929,614	$507,490	$539,163	$876,445	$453,615

Portfolio turnover rate(d)	45%	27%	15%	37%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$118.70	$121.65	$130.77	$129.37	$108.52

Net investment income(a)	3.23	3.11	3.06	3.15	3.38
Net realized and unrealized gain (loss)(b)	1.24	(2.98)	(9.06)	1.36	20.84

Net increase (decrease) from investment operations	4.47	0.13	(6.00)	4.51	24.22

Distributions(c)
From net investment income	(3.22)	(3.08)	(3.12)	(3.11)	(3.37)

Total distributions	(3.22)	(3.08)	(3.12)	(3.11)	(3.37)

Net asset value, end of year	$119.95	$118.70	$121.65	$130.77	$129.37

Total Return
Based on net asset value	3.82%	0.04%	(4.70)%	3.67%	22.69%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.72%	2.51%	2.34%	2.54%	2.83%

Supplemental Data
Net assets, end of year (000)	$10,951,502	$6,718,668	$5,255,316	$9,624,733	$7,594,272

Portfolio turnover rate(d)	17%	25%	24%	37%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Short Treasury Bond
Goldman Sachs & Co.	$99,834,201	$99,834,201		$—	$—
JPMorgan Securities LLC	830,775,084	830,775,084		—	—

	$930,609,285	$930,609,285		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$66,308
1-3 Year Treasury Bond	1,398
7-10 Year Treasury Bond	306

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$10,189,378,234	$95,118,941
1-3 Year Treasury Bond	2,704,904,605	6,690,011,509
3-7 Year Treasury Bond	918,956,228	2,674,102,058
7-10 Year Treasury Bond	188,509,633	1,244,000,739
10-20 Year Treasury Bond	244,729,923	228,288,473
20+ Year Treasury Bond	4,938,172	292,633,246

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
Short Treasury Bond	$3,386,245,523	$1,833,901,407
1-3 Year Treasury Bond	9,525,005,597	9,128,585,578
3-7 Year Treasury Bond	3,004,063,788	3,012,052,003
7-10 Year Treasury Bond	5,875,791,544	5,879,355,969
10-20 Year Treasury Bond	307,170,485	292,239,359
20+ Year Treasury Bond	1,438,090,601	1,392,717,927

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$15,528,061,018	$6,275,208,023
1-3 Year Treasury Bond	12,703,375,014	5,249,592,153
3-7 Year Treasury Bond	2,732,041,859	2,781,209,752
7-10 Year Treasury Bond	12,756,999,236	8,133,348,387
10-20 Year Treasury Bond	567,918,542	168,112,782
20+ Year Treasury Bond	24,011,224,134	19,830,945,729

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to wash sales and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Short Treasury Bond	$794,266	$(794,266)
1-3 Year Treasury Bond	17,083,053	(17,083,053)
3-7 Year Treasury Bond	13,953,511	(13,953,511)
7-10 Year Treasury Bond	(259,129)	259,129
10-20 Year Treasury Bond	4,532,504	(4,532,504)
20+ Year Treasury Bond	(82,884,946)	82,884,946

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
Short Treasury Bond
Ordinary income	$274,484,840	$48,341,095

1-3 Year Treasury Bond
Ordinary income	$267,062,415	$113,449,546

3-7 Year Treasury Bond
Ordinary income	$151,218,243	$108,689,655

7-10 Year Treasury Bond
Ordinary income	$213,315,979	$138,121,408

10-20 Year Treasury Bond
Ordinary income	$14,161,249	$9,528,930

20+ Year Treasury Bond
Ordinary income	$209,030,700	$175,880,673

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Short Treasury Bond	$39,545,505	$(1,179,334)	$2,687,012	$41,053,183
1-3 Year Treasury Bond	40,132,078	(130,624,630)	(24,995,502)	(115,488,054)
3-7 Year Treasury Bond	13,527,846	(163,970,324)	(61,356,627)	(211,799,105)
7-10 Year Treasury Bond	24,703,917	(381,422,965)	(36,808,696)	(393,527,744)
10-20 Year Treasury Bond	2,044,243	(24,519,427)	(18,348,845)	(40,824,029)
20+ Year Treasury Bond	21,369,678	(175,964,721)	(577,433,146)	(732,028,189)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$20,911,239,088	$4,349,496	$(1,662,484)	$2,687,012
1-3 Year Treasury Bond	18,929,807,999	30,313,842	(55,309,344)	(24,995,502)
3-7 Year Treasury Bond	7,149,905,145	21,362,867	(82,719,494)	(61,356,627)
7-10 Year Treasury Bond	13,380,155,921	32,149,867	(68,958,563)	(36,808,696)
10-20 Year Treasury Bond	951,089,147	1,163,188	(19,512,033)	(18,348,845)
20+ Year Treasury Bond	11,532,028,297	765,679	(578,198,825)	(577,433,146)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	145,100,000	$16,006,020,377	53,600,000	$5,910,694,619
Shares redeemed	(58,200,000)	(6,423,899,957)	(7,700,000)	(849,257,854)

Net increase	86,900,000	$9,582,120,420	45,900,000	$5,061,436,765

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year Treasury Bond
Shares sold	155,800,000	$12,967,895,509	28,300,000	$2,380,872,274
Shares redeemed	(64,400,000)	(5,373,301,245)	(23,800,000)	(2,001,472,739)

Net increase	91,400,000	$7,594,594,264	4,500,000	$379,399,535

3-7 Year Treasury Bond
Shares sold	23,000,000	$2,760,280,856	23,900,000	$2,951,648,983
Shares redeemed	(23,300,000)	(2,809,232,229)	(16,400,000)	(2,017,503,703)

Net increase(decrease)	(300,000)	$(48,951,373)	7,500,000	$934,145,280

7-10 Year Treasury Bond
Shares sold	125,000,000	$12,849,932,266	67,300,000	$7,094,910,055
Shares redeemed	(80,000,000)	(8,196,119,888)	(52,400,000)	(5,541,914,278)

Net increase	45,000,000	$4,653,812,378	14,900,000	$1,552,995,777

10-20 Year Treasury Bond
Shares sold	4,400,000	$575,595,490	2,300,000	$312,263,751
Shares redeemed	(1,300,000)	(170,567,326)	(2,400,000)	(325,775,909)

Net increase(decrease)	3,100,000	$405,028,164	(100,000)	$(13,512,158)

20+ Year Treasury Bond
Shares sold	204,900,000	$24,309,681,571	139,000,000	$17,167,948,610
Shares redeemed	(170,200,000)	(20,084,320,331)	(125,600,000)	(15,560,277,526)

Net increase	34,700,000	$4,225,361,240	13,400,000	$1,607,671,084

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Short Treasury Bond	$48,341,095
1-3 Year Treasury Bond	113,449,546
3-7 Year Treasury Bond	108,689,655
7-10 Year Treasury Bond	138,121,408
10-20 Year Treasury Bond	9,528,930
20+ Year Treasury Bond	175,880,673

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Short Treasury Bond	$9,287,214
1-3 Year Treasury Bond	12,502,554
3-7 Year Treasury Bond	9,968,021
7-10 Year Treasury Bond	13,526,408
10-20 Year Treasury Bond	849,927
20+ Year Treasury Bond	15,106,810

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF,

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF,

iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Short Treasury Bond	$303,878,633
1-3 Year Treasury Bond	294,708,129
3-7 Year Treasury Bond	154,865,877
7-10 Year Treasury Bond	224,299,266
10-20 Year Treasury Bond	15,355,476
20+Year Treasury Bond	215,128,658

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Short Treasury Bond	$301,232,246
1-3 Year Treasury Bond	292,940,024
3-7 Year Treasury Bond	154,606,791
7-10 Year Treasury Bond	224,280,269
10-20 Year Treasury Bond	15,320,098
20+ Year Treasury Bond	214,945,886

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	51

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Treasury Bond	$1.505164	$—	$—	$1.505164	100%	—%	—%	100%
3-7 Year Treasury Bond	2.432029	—	—	2.432029	100	—	—	100
20+ Year Treasury Bond(a)	3.198195	—	0.017216	3.215411	99	—	1	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,106	87.92
At NAV	139	11.05
Less than 0.0% and Greater than –0.5%	12	0.95

	1,258	100.00%

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)  (continued)

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,002	79.65%
At NAV	172	13.67
Less than 0.0% and Greater than –0.5%	84	6.68

	1,258	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	908	72.18
At NAV	120	9.54
Less than 0.0% and Greater than –0.5%	229	18.20

	1,258	100.00%

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.16%
Greater than 0.0% and Less than 0.5%	814	64.70
At NAV	85	6.76
Less than 0.0% and Greater than –0.5%	357	28.38

	1,258	100.00%

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.24%
Greater than 0.0% and Less than 0.5%	811	64.46
At NAV	62	4.93
Less than 0.0% and Greater than –0.5%	382	30.37

	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	8	0.64%
Greater than 0.0% and Less than 0.5%	722	57.39
At NAV	58	4.61
Less than 0.0% and Greater than –0.5%	462	36.72
Less than –0.5% and Greater than –1.0%	8	0.64

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	53

Supplemental Information  (unaudited)  (continued)

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 7-10 Year Treasury Bond ETF and the iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2018 is USD 1.09 million. This figure is comprised of fixed remuneration of USD 470.99 thousand and variable remuneration of USD 618.88 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 151.3 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19.85 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2018 is USD 903.42 thousand. This figure is comprised of fixed remuneration of USD 390.41 thousand and variable remuneration of USD 513 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 125.42 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 16.45 thousand.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	55

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data Pricing and Reference Data LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares California Muni Bond ETF | CMF | NYSE Arca

▶	iShares National Muni Bond ETF | MUB | NYSE Arca

▶	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

▶	iShares New York Muni Bond ETF | NYF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Municipal Bond Market Overview

The municipal bond market rose during the 12 months ended February 28, 2019 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 3.81% for the reporting period, outpacing the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling interest rates. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long- maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6%for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

The federal tax reform legislation passed in December 2017 was a strong influence on municipal bond markets. The legislation eliminated the tax exemption for “advanced refunding” municipal bonds, which are issued by municipalities when prevailing interest rates are low enough to refinance existing bonds prior to maturity. In response, state and local governments expedited issuance of advanced refunding municipal bonds in late 2017 before the law took effect at the beginning of 2018. After the flurry of municipal bond issuance at the end of 2017, issuance declined significantly in 2018, falling by more than 25% in calendar year 2018 on a year-over-year basis. The tax reform legislation also included a steep reduction in corporate tax rates, which led to decreased demand for municipal bonds from the banking industry,a key investor in the municipal bond market. Despite the changes in tax status and the resulting drop in issuance, household demand for municipal bonds remained relatively solid, and municipal bonds were strong performers in early 2019.

Among individual states, municipal bonds issued by California and New York slightly underperformed the broader municipal bond market. In California, one of the major rating agencies upgraded its outlook for the state, which boasted a projected multi-billion dollar budget surplus, while newly elected Governor Gavin Newsom proposed a relatively conservative budget that included paying down debt, contributions to the rainy day fund, and modest spending increases. In contrast, New York continued to face a lingering budget deficit and political gridlock.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.22%	3.09%	4.43%	3.22%	16.43%	54.31%
Fund Market	3.07	3.06	4.35	3.07	16.26	53.15
Index	3.49	3.36	4.74	3.49	17.94	58.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,015.30	$ 1.25		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® California Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	10.3%
AA+	12.2
AA	22.4
AA-	39.8
A+	6.3
A	0.9
A-	1.7
BBB+	0.4
BBB	0.1
Not Rated	5.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.8%
State of California GO, 5.50%, 03/01/40	0.8
University of California RB, Series AZ, 5.00%, 05/15/48	0.7
Sacramento Municipal Utility District RB, 5.00%, 08/15/26	0.7
State of California GO, 5.00%, 08/01/19	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.67%	2.97%	3.97%	3.67%	15.76%	47.61%
Fund Market	3.68	2.96	3.91	3.68	15.69	46.77
Index	3.81	3.27	4.33	3.81	17.46	52.78

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,022.00	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	19.3%
AA+	19.5
AA	17.6
AA-	16.3
A+	10.2
A	5.2
A-	1.6
BBB+	3.7
BBB	0.2
BBB-	1.7
Not Rated	4.7

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	22.5%
California	21.0
Texas	8.9
New Jersey	5.3
Massachusetts	5.2
Illinois	3.6
Pennsylvania	3.2
Florida	3.0
Washington	2.8
Maryland	2.3

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.15%	0.76%	1.30%	2.15%	3.88%	13.78%
Fund Market	2.11	0.76	1.24	2.11	3.87	13.11
Index	2.32	1.06	1.63	2.32	5.44	17.60

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.20	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	26.2%
AA+	18.2
AA	20.1
AA-	13.0
A+	5.9
A	4.6
A-	1.4
BBB+	3.4
BBB-	2.1
Not Rated	4.9
SP-1+	0.2

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	15.9%
California	15.9
Massachusetts	7.5
Texas	6.9
Maryland	5.3
New Jersey	5.0
Georgia	3.9
North Carolina	3.7
Pennsylvania	3.7
Illinois	3.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2019	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.39%	3.00%	4.04%	3.39%	15.92%	48.53%
Fund Market	3.31	3.04	3.84	3.31	16.14	45.81
Index	3.58	3.22	4.33	3.58	17.16	52.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,021.50	$ 1.25		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	22.2%
AA+	28.7
AA	14.8
AA-	9.7
A+	4.5
A	9.5
A-	6.8
BBB	0.4
Not Rated	3.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
New York State Thruway Authority RB, Series A, 5.00%, 05/01/19	1.1%
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	1.1
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.9
County of Suffolk NY GOL, Series C, 5.00%,05/01/25	0.9
Long Island Power Authority RB, 5.00%,09/01/42	0.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.2%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$190,706
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,830	452,602
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,219,240
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,210,560
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	677,256
Alameda County Transportation Commission RB, 4.00%, 03/01/22	535	575,082
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	793,939
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	953,425
Anaheim Housing & Public Improvements Authority RB 5.00%, 10/01/35 (Call 10/01/21)	290	313,023
5.00%, 10/01/35 (PR 10/01/21)	210	228,551
5.00%, 10/01/41 (Call 10/01/21)	575	617,343
5.00%, 10/01/41 (PR 10/01/21)	425	462,545
Bay Area Toll Authority RB 1.38%, 04/01/53 (Put 04/01/20)(b)(c)	1,300	1,294,826
2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,500	1,506,105
2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,057,381
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,205,952
2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	782,242
2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	788,400
4.00%, 04/01/29 (Call 04/01/27)	500	561,220
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,294,032
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,093,960
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,303,312
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,569,860
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,518,226
5.00%, 04/01/19	210	210,563
5.00%, 04/01/28	400	504,056
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,003,580
Series F-1, 5.00%, 04/01/21	205	219,975
Series F-1, 5.00%, 04/01/25 (PR 04/01/19)	380	381,041
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,101,790
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,320,624
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	375	376,028
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,476,765
Series F-1, 5.00%, 04/01/34 (PR 04/01/19)	1,695	1,699,644
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,432,586
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,565,929
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	1,400	1,403,976
Series F-1, 5.25%, 04/01/27 (PR 04/01/19)	120	120,352
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	500	501,605
Series F-2, 4.00%, 04/01/20	500	513,820
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	733,948
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	569,560
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	620,820
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,410,820
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	287,243
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,148,970
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,104,155
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,500,052

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	$1,000	$1,119,560
5.00%, 10/01/49 (Call 04/01/26)	250	280,418
5.00%, 10/01/53 (Call 10/01/28)	1,120	1,256,864
5.25%, 04/01/40	175	230,307
Series T-1, 5.00%, 03/15/39	700	894,236
Series U-3, 5.00%, 06/01/43	2,360	3,047,798
Series U-5, 5.00%, 05/01/21	2,030	2,184,118
Series U-6, 5.00%, 05/01/45	4,010	5,210,955
Series U-7, 5.00%, 06/01/46	150	195,882
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/20	500	527,855
5.00%, 10/01/21	1,225	1,334,870
5.00%, 10/01/22	800	898,768
5.00%, 07/01/23 (ETM) (AGM)	250	287,183
5.00%, 10/01/23	200	231,158
5.00%, 07/01/25 (ETM) (FGIC)	300	361,719
5.00%, 10/01/28 (Call 04/01/28)	500	631,785
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,019,336
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,717,322
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	927,605
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,143,620
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	519,500
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	800,989
California Municipal Finance Authority RB 5.00%, 06/01/42 (Call 06/01/27)	500	569,115
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,156,490
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	495,201
California State Public Works Board RB 5.00%, 10/01/27	340	417,051
6.00%, 11/01/34 (PR 11/01/19)	360	370,685
Series A, 5.00%, 12/01/19 (AMBAC)	70	71,831
Series A, 5.00%, 04/01/20	350	362,971
Series A, 5.00%, 04/01/21	500	534,610
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,098,310
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	355,927
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,448,712
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,450	1,673,155
Series A, 5.00%, 09/01/28 (Call 09/01/24)	715	823,430
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	344,319
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,633,800
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	439,988
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,137,180
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	552,631
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,131,670
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,080,800
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	758,071
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	2,975,396
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	391,084
Series B, 5.00%, 10/01/25	2,000	2,383,960
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,239,820
Series C, 5.00%, 06/01/19	1,625	1,639,300
Series D, 5.00%, 09/01/23	710	810,855
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	381,762
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,058,060
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,081,000
Series E, 5.00%, 09/01/20	1,165	1,223,681
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,002,606
Series F, 5.00%, 05/01/19	525	528,024

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/20	$1,165	$1,211,355
Series F, 5.00%, 05/01/23	1,795	2,033,196
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,054,262
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	406,627
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	547,670
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,096,570
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	100	102,065
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	280,874
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	107,318
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,124,650
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,210,040
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	804,047
California State University RB 5.00%, 11/01/48 (Call 11/01/28)	2,500	2,875,725
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	192,665
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	710,455
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,579,591
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	522,190
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	205,530
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	961,816
Series A, 5.00%, 11/01/23	1,000	1,158,290
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	818,145
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,122,390
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	469,360
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	231,874
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,195,390
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	627,770
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	599,210
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,746,667
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,000	1,139,270
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	580,655
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,529,037
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	526,253
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	3,006,213
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	360,490
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,219,823
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,142,120
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	562,300
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,879,935
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,154,810
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,442,813
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	849,840
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,463,618
Series A, 5.25%, 11/01/34 (PR 05/01/19)	250	251,523
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	209,464
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,530,820
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	272,925
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,091,760
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	307,404
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	255,828
Series A, 5.00%, 08/01/39 (Call 08/01/24)	790	892,337
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,078,050
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,071,930
5.00%, 08/01/31 (Call 08/01/23)	2,800	3,156,916
Series A, 4.00%, 08/01/19	1,000	1,010,780

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 08/01/20	$500	$518,420
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,032,040
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	510,750
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	400	400,912
City & County of San Francisco CA GO
Series C, 5.00%, 06/15/19	2,000	2,020,380
Series R1, 5.00%, 06/15/19	395	399,025
Series R1, 5.00%, 06/15/20	500	523,080
Series R1, 5.00%, 06/15/21	400	431,860
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	570,735
Series R-1, 5.00%, 06/15/22	1,650	1,836,499
City of Long Beach CA Harbor Revenue RB 5.00%, 12/15/20	1,500	1,593,510
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,705,665
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	641,138
Series B, 5.00%, 09/01/20	2,820	2,970,644
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/27	250	311,393
5.00%, 06/01/43 (Call 06/01/28)	1,000	1,155,740
5.38%, 06/01/39 (PR 06/01/19)	1,950	1,968,622
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	518,945
Series A, 5.00%, 06/01/19	910	917,899
Series A, 5.00%, 06/01/20	725	757,277
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,728,736
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,585,976
Series B, 5.00%, 06/01/22	250	278,273
Series B, 5.00%, 06/01/23	435	498,166
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	187,745
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,333,650
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	550,690
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,032,147
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,155,060
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	521,025
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	255,241
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	833,248
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,549,928
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,704,824
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	545,300
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,704,180
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,973,930
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,505,506
City of Riverside CA Electric Revenue RB, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,190,910
City of Sacramento CA Transient Occupancy Tax Revenue RB, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,144,480
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,673,121
City of San Francisco CA Public Utilities Commission Water Revenue RB 4.00%, 11/01/36 (Call 11/01/26)	2,500	2,635,475
4.00%, 11/01/39 (Call 05/01/22)	415	425,184
5.00%, 11/01/22	1,500	1,690,440
5.00%, 11/01/25 (Call 05/01/25)	200	240,794
5.00%, 11/01/27 (Call 11/01/26)	500	617,000
5.00%, 11/01/29 (Call 11/01/26)	1,000	1,210,370
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,161,790

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/32 (PR 05/01/22)	$1,525	$1,691,515
5.00%, 11/01/34 (Call 11/01/26)	1,695	1,981,319
5.00%, 11/01/36 (Call 05/01/25)	800	914,560
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,041,960
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	734,630
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	546,940
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,109,190
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,088,950
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	760,165
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,203,610
Series A, 5.13%, 11/01/39 (PR 11/01/19)	500	512,155
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,192,660
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,244,278
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	190	192,316
Series A, 5.13%, 08/01/21 (PR 08/01/19)	85	86,259
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	259,428
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	279,550
5.00%, 08/01/29 (Call 08/01/25)	500	593,025
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,392,956
Series A, 4.00%, 08/01/38 (Call 08/01/23)	1,500	1,553,520
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,081,228
Series B, 0.00%, 08/01/27 (AGM)(a)	135	110,138
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	521,335
Contra Costa Community College District GO 5.00%, 08/01/38 (Call 08/01/23)	2,275	2,552,732
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	258,945
Contra Costa Transportation Authority RB, Series B, 5.00%, 03/01/19	500	500,000
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/28 (Call 07/01/19)	125	126,423
County of Sacramento CA Airport System Revenue RB 5.00%, 07/01/40 (Call 07/01/20)	250	259,803
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,122,930
Series B, 4.00%, 07/01/20	1,000	1,032,530
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,163,120
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	895,568
County of Santa Clara CA GO 4.00%, 08/01/39 (Call 08/01/22)	250	256,398
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,445,962
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	76,092
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	197,275
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	525,425
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,140,790
Desert Sands Unified School District GO, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,029,330
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	678,046
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	1,957,931
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	522,135
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	354,822
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,745,295
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	576,090
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,151,590
Series A, 5.00%, 06/01/45 (Call 06/01/27)	500	573,465
Series B, 5.00%, 06/01/19	920	928,096

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/20	$735	$767,906
Series B, 5.00%, 06/01/21	355	383,049
Series B, 5.00%, 06/01/23	1,435	1,647,193
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,194,620
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,139,660
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	516,230
Series C, 0.00%, 08/01/32(a)	700	468,076
Series C, 0.00%, 08/01/33(a)	125	79,738
Series C, 0.00%, 08/01/34(a)	2,050	1,244,965
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	283,540
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	96,961
Series C, 0.00%, 08/01/46(a)	985	326,725
Series C, 0.00%, 08/01/51(a)	1,155	306,525
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	3,960	4,143,150
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	401,524
Series C, 5.00%, 08/01/40 (PR 08/01/21)	1,190	1,291,388
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/23 (AGM)(a)	500	458,425
0.00%, 01/01/30 (ETM) (AGC-ICC,AGM-CR)(a)	320	244,538
0.00%, 01/15/33(a)	750	443,753
0.00%, 01/15/34 (AGM)(a)	3,500	2,061,605
0.00%, 01/15/35 (AGM)(a)	300	169,329
0.00%, 01/15/37 (AGM)(a)	3,000	1,539,630
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,085,722
Series A, 0.00%, 01/01/23 (ETM)(a)	225	210,733
Series A, 0.00%, 01/01/25 (ETM)(a)	880	788,216
Series A, 0.00%, 01/01/26 (ETM)(a)	540	472,057
Series A, 0.00%, 01/01/28 (ETM)(a)	440	361,790
Series A, 0.00%, 01/01/29 (ETM)(a)	500	396,680
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	804,779
Series A, 6.00%, 01/15/49 (Call 01/15/24)	910	1,041,868
Series A, 6.00%, 01/15/53 (Call 01/15/24)	2,145	2,453,322
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,200,288
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,017,938
5.00%, 08/01/44 (Call 08/01/27)	1,000	1,147,440
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	119,385
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	361,631
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	89,608
Grossmont-Cuyamaca Community College District GO,
Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,030,410
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,035,910
Hayward Unified School District GO, 4.00%, 08/01/48	1,000	1,020,570
Imperial Irrigation District Electric System Revenue RB,
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	560,460
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,158,060
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	154,685
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,572,251

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	$1,350	$1,418,107
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	87,730
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	1,500	1,579,770
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,170,114
Series A, 5.00%, 08/01/20	500	524,935
Series A, 5.00%, 08/01/21	1,500	1,624,545
Series A, 5.00%, 08/01/23	735	844,787
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,181,200
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,214,673
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,317,685
Series A, 5.00%, 08/01/31 (Call 08/01/24)	5,525	6,306,898
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,705	3,773,765
Series C, 5.00%, 08/01/21	200	216,606
Series C, 5.00%, 08/01/22	120	133,985
Series C, 5.00%, 08/01/25	260	314,124
Series C, 5.00%, 06/01/26	500	615,200
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,337,196
Los Angeles County Facilities Inc. RB 4.00%, 12/01/48 (Call 12/01/28)	500	509,655
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,140,480
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	2,670	2,796,051
Series A, 5.00%, 07/01/21	560	605,724
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	1,947,180
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	331,073
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,318,460
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,152,760
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	175,462
5.00%, 08/01/42 (Call 08/01/22)	500	547,260
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	569,275
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,967,351
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	599,451
Los Angeles County Sanitation Districts Financing
Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	875,398
Series A, 5.00%, 10/01/20	700	739,116
Los Angeles Department of Water & Power System Revenue RB 5.00%, 01/01/22 (Call 12/01/21)	500	547,665
5.00%, 07/01/23	585	669,848
5.00%, 01/01/24 (Call 12/01/23)	200	231,856
5.00%, 07/01/25 (Call 06/01/25)	1,395	1,676,316
5.00%, 07/01/26 (Call 06/01/26)	500	612,145
5.25%, 07/01/23 (Call 07/01/19)	1,000	1,012,380
Series A, 5.00%, 07/01/19	1,440	1,456,719
Series A, 5.00%, 07/01/20	1,000	1,046,940
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	534,942
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,405
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	982,214
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,510,487
Series A, 5.00%, 07/01/34 (Call 01/01/25)	1,435	1,640,234
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	584,020
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	788,721
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,116,560
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,130,010
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,134,710
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	662,238

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/30 (Call 07/01/23)	$500	$564,235
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,501,971
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,984,559
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,035,316
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,172,670
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,338,660
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,137,300
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,754,119
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,142,002
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	554,480
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	554,480
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	263,453
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,275,600
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,364,575
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,264,960
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,582,800
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,142,660
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	561,580
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,157,160
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	279,140
Los Angeles Unified School District/CA GO 5.00%, 07/01/20	1,000	1,045,730
5.00%, 07/01/21	480	517,128
5.25%, 07/01/28 (Call 07/01/20)	2,695	2,824,683
Series A, 5.00%, 07/01/20	1,000	1,045,730
Series A, 5.00%, 07/01/21	1,000	1,077,350
Series A, 5.00%, 07/01/22	2,300	2,551,459
Series A, 5.00%, 07/01/23	1,975	2,250,769
Series A, 5.00%, 07/01/24	1,620	1,892,516
Series A, 5.00%, 07/01/25	3,975	4,724,923
Series A, 5.00%, 07/01/26	1,000	1,210,620
Series A, 5.00%, 07/01/27	2,500	3,068,375
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,090,634
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,170,420
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	535,235
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,069,990
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,495,000
Series A-2, 5.00%, 07/01/21	3,230	3,479,840
Series B, 5.00%, 07/01/21	1,000	1,077,350
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,188,580
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	604,230
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	598,270
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,371,160
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,164,650
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,322,720
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,175,030
Series C, 5.00%, 07/01/21	500	538,675
Series C, 5.00%, 07/01/23	2,375	2,706,621
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,159,920
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	526,763
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,450	1,675,518
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	861,727
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	303,096
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	333,406
Series I, 5.00%, 07/01/27 (Call 07/01/19)	765	773,423
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	106,084
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	729,361

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	$250	$36,618
Series B, 0.00%, 08/01/51 (AGM)(a)	250	64,600
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	367,980
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	161,290
Metropolitan Water District of Southern California RB 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,184,300
Series A, 5.00%, 07/01/19	500	505,835
Series A, 5.00%, 07/01/22	4,000	4,462,120
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	594,990
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,874,114
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	285,758
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,047,080
Series B, 5.00%, 08/01/21 (Call 07/01/21)	1,115	1,206,285
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	559,495
Series C, 5.00%, 07/01/19	1,240	1,254,471
Series C, 5.00%, 10/01/27	900	1,129,644
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	454,410
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	392,840
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,193,180
Mount San Antonio Community College District GO 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,013,760
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	1,915,596
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	261,125
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,281,804
Series B, 5.00%, 11/01/24	275	325,122
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,579,063
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	591,990
Newport Mesa Unified School District GO 0.00%, 08/01/23 (NPFGC)(a)	1,050	969,969
0.00%, 08/01/34(a)	750	457,553
0.00%, 08/01/36(a)	1,915	1,062,978
0.00%, 08/01/38(a)	500	253,210
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	369,430
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,249,040
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,288,100
Orange County Local Transportation Authority RB 5.00%, 02/15/25	1,000	1,194,910
5.00%, 02/15/30 (Call 02/15/29)	500	629,930
5.00%, 02/15/41 (Call 02/15/29)	500	585,050
Orange County Water District COP, 5.00%, 08/15/39 (PR 08/15/19)	885	899,063
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,315,654
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	258,695
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	513,550
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	147,133
Placentia-Yorba Linda Unified School District GO 0.00%, 08/01/42(a)	200	80,392
Series D, 0.00%, 08/01/40(a)	500	219,575
Series D, 0.00%, 08/01/46(a)	1,300	423,059

Security	Par (000)	Value

California (continued)
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	$1,100	$1,244,881
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,045,500
Poway Unified School District GO 0.00%, 08/01/31(a)	495	338,793
0.00%, 08/01/33(a)	250	154,578
0.00%, 08/01/35(a)	500	280,260
0.00%, 08/01/36(a)	1,000	534,580
0.00%, 08/01/38(a)	755	368,040
0.00%, 08/01/46(a)	3,450	1,116,247
Series B, 0.00%, 08/01/34(a)	500	293,250
Rio Hondo Community College District/CA GO 0.00%, 08/01/42 (Call 08/01/34)(a)	1,210	1,271,819
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	2,250	2,400,255
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	567,175
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	579,300
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	497,140
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	472,541
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	865,477
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,087,510
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	336,745
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,171,220
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,166,230
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,126,840
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	797,803
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,107,140
Sacramento Municipal Utility District RB 5.00%, 08/15/26 (Call 08/15/21)	6,500	7,030,205
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,472,899
Series E, 5.00%, 08/15/21	500	542,925
Series E, 5.00%, 08/15/24	500	590,865
Series F, 5.00%, 08/15/23	1,000	1,151,470
Series K, 5.25%, 07/01/24 (AMBAC)	250	284,333
Series X, 5.00%, 08/15/20	1,045	1,099,016
Series X, 5.00%, 08/15/21	150	162,878
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	188,706
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	64,967
San Diego Association of Governments South Bay Expressway Revenue RB, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,377,940
San Diego Community College District GO 4.00%, 08/01/32 (Call 08/01/26)	500	540,085
5.00%, 08/01/28 (Call 08/01/26)	500	609,500
5.00%, 08/01/30 (Call 08/01/23)	250	283,565
5.00%, 08/01/30 (Call 08/01/26)	590	706,991
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,379,460
5.00%, 08/01/41 (Call 08/01/26)	500	574,485
5.00%, 08/01/41 (PR 08/01/21)	210	227,892
5.00%, 08/01/43 (Call 08/01/23)	3,015	3,374,961
5.25%, 08/01/33 (PR 08/01/19)	100	101,573
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	327,984
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	493,497

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/42 (Call 07/01/27)	$1,000	$1,134,560
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	280,513
San Diego County Regional Transportation Commission RB 5.00%, 04/01/48 (Call 04/01/24)	400	450,492
Series A, 4.00%, 04/01/21	4,560	4,792,514
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,269,300
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,627,245
Series A, 5.00%, 04/01/48 (Call 04/01/22)	4,500	4,873,365
San Diego County Water Authority RB 5.00%, 05/01/31 (Call 11/01/22)	605	674,248
5.00%, 05/01/34 (Call 11/01/22)	500	554,975
5.00%, 05/01/35 (Call 05/01/26)	2,000	2,316,600
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	583,970
San Diego Public Facilities Financing Authority RB 5.00%, 08/01/43 (Call 08/01/28)	500	576,315
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,143,370
San Diego Public Facilities Financing Authority Sewer Revenue RB 5.00%, 05/15/22	525	583,070
5.00%, 05/15/23	985	1,126,682
Series A, 4.00%, 05/15/20	625	644,062
Series A, 4.00%, 05/15/21	200	211,050
Series A, 5.00%, 05/15/21	500	538,400
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	603,005
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	867,383
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	313,512
Series A, 5.25%, 05/15/34 (PR 05/15/19)	1,000	1,007,690
Series A, 5.25%, 05/15/39 (PR 05/15/19)	800	806,152
Series B, 5.00%, 05/15/19	1,065	1,072,455
Series B, 5.00%, 05/15/21 (PR 05/15/19)	140	141,008
Series B, 5.00%, 05/15/22 (PR 05/15/19)	510	513,621
Series B, 5.50%, 05/15/23 (PR 05/15/19)	2,045	2,061,524
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,179,490
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,834,350
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,016,530
San Diego Unified School District/CA GO 0.00%, 07/01/30(a)	790	565,869
0.00%, 07/01/35(a)	300	171,237
0.00%, 07/01/36(a)	1,240	676,891
0.00%, 07/01/38(a)	1,930	957,048
0.00%, 07/01/39(a)	1,100	518,133
0.00%, 07/01/42(a)	215	89,165
0.00%, 07/01/45(a)	2,780	1,016,868
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	397,880
Series C, 0.00%, 07/01/46(a)	500	175,345
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	634,608
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	889,636
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,292,140
Series E, 0.00%, 07/01/32(a)	690	449,680
Series E, 0.00%, 07/01/42(a)	1,340	907,421
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	2,775	1,869,573
Series E, 0.00%, 07/01/49(a)	4,000	1,227,520
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,489,526
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	393,110
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,075,340
Series R-1, 0.00%, 07/01/31(a)	1,675	1,141,797
Series R-2, 0.00%, 07/01/40(a)	800	665,192
Series R-3, 5.00%, 07/01/20	1,755	1,837,625

Security	Par (000)	Value

California (continued)
Series R-3, 5.00%, 07/01/21	$2,025	$2,188,883
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	213,487
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	547,675
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	259,338
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	208,090
San Francisco Bay Area Rapid Transit District GO 4.00%, 08/01/37 (Call 08/01/27)	1,500	1,599,435
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,047,140
Series A, 5.00%, 08/01/47 (Call 08/01/27)	500	575,200
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	269,085
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	365	403,405
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	150,453
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/19	1,150	1,156,624
5.00%, 05/01/24	1,000	1,171,880
5.00%, 05/01/46 (Call 05/01/26)	1,850	2,064,008
5.00%, 05/01/49 (Call 05/01/29)	500	574,400
Issue 32F, Second Series, 5.25%, 05/01/19 (NPFGC)	1,290	1,297,946
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	983,220
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,160	1,187,040
Series A, 5.00%, 05/01/22	100	110,866
Series A, 5.00%, 05/01/26	1,000	1,224,850
Series B, 4.90%, 05/01/29 (Call 11/01/19)	485	496,305
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	273,270
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,095,296
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,691,040
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	446,895
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	333,034
Series D, 5.00%, 05/01/24 (Call 05/01/21)	640	685,613
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	32,267
Series D, 5.00%, 05/01/25	250	300,178
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,276,180
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	826,184
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,061,680
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	977,284
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,045,860
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,147,710
Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,010,070
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	767,299
San Joaquin County Transportation Authority RB 4.00%, 03/01/41 (Call 03/01/27)	500	522,990
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	538,895
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	261,014
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/20 (ETM)(a)	170	167,861
0.00%, 01/01/22 (ETM)(a)	220	210,256
0.00%, 01/01/23 (ETM)(a)	450	422,267
0.00%, 01/01/26 (ETM)(a)	280	246,596
0.00%, 01/01/28 (ETM)(a)	750	619,388
5.00%, 01/15/34 (Call 01/15/25)	750	824,880
5.00%, 01/15/50 (Call 01/15/25)	3,750	4,025,587
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	324,116
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,620,560

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	$1,010	$1,123,605
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,180,610
San Marcos Unified School District GO 0.00%, 08/01/28(a)	655	508,653
Series B, 0.00%, 08/01/38(a)	565	279,121
Series B, 0.00%, 08/01/47(a)	500	161,760
Series B, 0.00%, 08/01/51(a)	1,500	408,030
San Mateo County Community College District GO 5.00%, 09/01/45 (Call 09/01/25)	500	570,390
5.00%, 09/01/45 (Call 09/01/28)	1,000	1,160,570
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	413,075
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,334,920
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	250	225,443
San Mateo Union High School District GO 0.00%, 09/01/33(a)	500	423,560
0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,459,062
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,165,302
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	237,057
Santa Clara Valley Transportation Authority RB
Series B, 5.00%, 04/01/19	175	175,474
Series B, 5.00%, 04/01/20	430	446,594
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,614,097
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	596,651
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	728,091
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,746,240
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,026,280
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (Call 08/01/23)	1,000	1,121,180
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,054,230
Southern California Public Power Authority RB 5.00%, 07/01/25 (Call 07/01/20)	585	611,319
5.00%, 07/01/26 (Call 01/01/25)	650	770,958
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,001,270
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	729,701
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,006,990
Series A, 4.00%, 07/01/21	725	767,673
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	670,332
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,031,440
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,052,360
Series C, 0.00%, 08/01/41(a)	650	273,566
Series C, 0.00%, 08/01/46(a)	1,000	323,320
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	562,165
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	2,765	2,780,622
Series L, 5.00%, 05/01/20	1,125	1,171,091
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,081,160
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	962,675
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	551,195
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	905,435
Series N, 5.00%, 05/01/19	500	502,825

Security	Par (000)	Value

California (continued)
Series N, 5.00%, 05/01/20	$4,065	$4,231,543
Series N, 5.00%, 05/01/21	2,025	2,177,827
Series O, 5.00%, 05/01/21	3,985	4,285,748
Series O, 5.00%, 05/01/22	5,225	5,796,197
State of California Department of Water Resources RB 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,084,500
5.00%, 12/01/21	320	350,595
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	256,613
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	328,464
Series AS, 5.00%, 12/01/20 (ETM)	5	5,305
Series AS, 5.00%, 12/01/22	640	723,014
Series AS, 5.00%, 12/01/22 (ETM)	10	11,261
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	475,484
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,248,993
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,900	3,417,592
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	373,680
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,228,490
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	594,240
Series AX, 5.00%, 12/01/21	200	219,122
Series AX, 5.00%, 12/01/22	500	564,855
State of California GO 3.00%, 12/01/32 (Put 12/01/19)(b)(c)	200	200,736
4.00%, 11/01/19	2,000	2,033,000
4.00%, 05/01/23	1,000	1,091,870
4.00%, 11/01/25	235	266,093
4.00%, 09/01/28 (Call 09/01/26)	250	280,653
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	4,790	5,003,586
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,841,952
4.00%, 09/01/34 (Call 09/01/26)	800	859,000
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,949,616
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,127,020
4.00%, 09/01/37 (Call 09/01/26)	2,005	2,121,751
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,130,920
4.00%, 11/01/44 (Call 11/01/24)	975	1,004,513
4.00%, 03/01/45 (Call 03/01/25)	500	515,810
4.00%, 08/01/45 (Call 08/01/25)	250	258,298
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,559,130
4.50%, 03/01/21 (Call 03/01/20)	660	679,219
5.00%, 08/01/19	6,775	6,871,882
5.00%, 10/01/19	4,335	4,422,264
5.00%, 12/01/19	750	769,440
5.00%, 08/01/20	1,000	1,048,010
5.00%, 09/01/20	170	178,641
5.00%, 10/01/20	4,000	4,214,480
5.00%, 11/01/20	5,900	6,232,878
5.00%, 12/01/20	550	582,566
5.00%, 02/01/21	100	106,442
5.00%, 09/01/21	1,945	2,106,980
5.00%, 11/01/21	3,175	3,456,559
5.00%, 02/01/22	2,600	2,846,922
5.00%, 09/01/22	2,220	2,471,149
5.00%, 08/01/23	955	1,087,564
5.00%, 09/01/23	3,465	3,953,981
5.00%, 10/01/23	1,000	1,143,400
5.00%, 11/01/23	1,375	1,575,282
5.00%, 11/01/23 (Call 11/01/20)	500	527,960
5.00%, 12/01/23	500	573,960
5.00%, 02/01/24 (Call 02/01/22)	220	240,761
5.00%, 08/01/24	750	873,600

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/24	$3,715	$4,342,761
5.00%, 11/01/24	650	761,182
5.00%, 11/01/24 (Call 11/01/20)	250	263,895
5.00%, 12/01/24 (Call 12/01/23)	400	459,560
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,124,250
5.00%, 03/01/25	1,300	1,532,180
5.00%, 03/01/25 (Call 03/01/20)	750	774,757
5.00%, 08/01/25	2,550	3,031,185
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,935,277
5.00%, 10/01/25	550	655,968
5.00%, 10/01/25 (Call 10/01/24)	400	466,668
5.00%, 11/01/25 (Call 11/01/20)	585	617,321
5.00%, 11/01/25 (Call 11/01/23)	300	343,263
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,472,475
5.00%, 08/01/26	5,780	6,988,251
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,721,686
5.00%, 09/01/26	790	956,279
5.00%, 10/01/26 (Call 10/01/24)	750	871,552
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,638,293
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,054,870
5.00%, 03/01/27 (Call 03/01/20)	300	309,603
5.00%, 03/01/27 (Call 03/01/25)	500	586,820
5.00%, 08/01/27 (Call 08/01/26)	500	602,210
5.00%, 09/01/27 (Call 09/01/21)	500	539,220
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,003,114
5.00%, 11/01/27	470	578,015
5.00%, 11/01/27 (Call 11/01/23)	700	798,252
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,176,800
5.00%, 08/01/28 (Call 08/01/26)	1,520	1,815,670
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,906,122
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,115,810
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,415,120
5.00%, 09/01/29 (Call 09/01/26)	2,500	2,969,125
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,371,133
5.00%, 10/01/29 (Call 04/01/23)	850	950,827
5.00%, 10/01/29 (Call 04/01/26)	750	883,020
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,791,954
5.00%, 08/01/30 (Call 08/01/27)	500	598,615
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,218,160
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,010,392
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,263,520
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,417,693
5.00%, 02/01/31 (Call 02/01/22)	500	541,840
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,611,945
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,347,880
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,234,597
5.00%, 11/01/31 (Call 11/01/23)	2,000	2,257,820
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,193,830
5.00%, 02/01/32 (Call 02/01/22)	500	541,250
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,265,120
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,507,480
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,141,040
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,081,330
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,403,260
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,833,375
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,746,975
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,083,113
5.00%, 09/01/34 (Call 09/01/26)	500	580,185
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,769,015
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,154,970

Security	Par (000)	Value

California (continued)
5.00%, 09/01/35 (Call 09/01/26)	$1,000	$1,156,210
5.00%, 08/01/36 (Call 08/01/28)	500	590,410
5.00%, 11/01/36 (Call 11/01/27)	845	985,887
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,379,590
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,976,093
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,121,010
5.00%, 09/01/41 (Call 09/01/21)	380	406,919
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,016,789
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,078,330
5.00%, 09/01/42 (Call 09/01/22)	750	817,507
5.00%, 04/01/43 (Call 04/01/23)	910	993,656
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,309,510
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,795,318
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,128,010
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,193,995
5.00%, 11/01/47 (Call 11/01/27)	800	912,104
5.00%, 10/01/48 (Call 10/01/28)	2,000	2,303,920
5.25%, 09/01/22	2,815	3,157,248
5.25%, 10/01/22	600	674,592
5.25%, 02/01/23	500	567,035
5.25%, 09/01/25 (Call 09/01/21)	750	815,295
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,403,669
5.25%, 08/01/32 (AGM)	1,825	2,306,453
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,425,223
5.50%, 04/01/19	525	526,575
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,025,010
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,595,690
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,253,159
5.63%, 04/01/25 (Call 04/01/19)	350	351,064
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,003,090
5.75%, 04/01/31 (Call 04/01/19)	4,500	4,513,770
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,294,864
6.00%, 04/01/35 (Call 04/01/19)	185	185,603
6.00%, 11/01/35 (Call 11/01/19)	2,000	2,057,220
6.00%, 04/01/38 (Call 04/01/19)	3,920	3,932,662
6.00%, 04/01/38 (PR 04/01/19)	2,145	2,152,486
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,352,267
6.50%, 04/01/33 (Call 04/01/19)	1,400	1,405,110
6.50%, 04/01/33 (PR 04/01/19)	1,655	1,661,372
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,157,000
Series A, 5.00%, 07/01/19 (ETM)	1,150	1,163,535
Series A, 5.00%, 07/01/20 (PR 07/01/19)	5,015	5,074,027
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,835	3,883,244
Series B, 5.00%, 09/01/21	1,000	1,083,280
Series B, 5.00%, 09/01/22	1,265	1,408,109
Series B, 5.00%, 09/01/24	2,000	2,333,820
Series B, 5.00%, 09/01/25	1,000	1,190,700
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	516,045
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	772,980
University of California RB 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,279,025
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	964,568
Series AF, 5.00%, 05/15/20	685	714,578
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,105,120
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,118,280
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,652,440
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,950	4,492,256
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	777,378

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/19	$1,160	$1,168,375
Series AO, 5.00%, 05/15/23	500	571,920
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,577,920
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,129,170
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,407,161
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	991,510
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	516,395
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,331,800
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,159,010
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,193,640
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,064,274
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	514,540
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	882,495
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,500	1,719,780
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	6,750	7,691,017
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	572,405
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	592,759
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	592,229
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	516,383
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	298,615
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	255,415
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	428,255
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	372,018
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	720,436
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	732,930
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,313,489
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	413,585
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,193,769
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	621,383
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,067,680
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	574,500
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	255,555
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,176,780
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,691,775
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	280,573
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	571,375

Security	Par/ Shares (000)	Value

California (continued)
Series O, 5.00%, 05/15/58 (Call 05/15/28)	$1,000	$1,118,510
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	586,520
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	500	552,360
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	260,160
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	400	153,896
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	275,886
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	733,125
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	221,345
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	513,895

		1,074,210,403

Total Municipal Debt Obligations — 98.2% (Cost: $1,060,272,553)		1,074,210,403

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds California Money Fund Portfolio, 1.33%(d)(e)	8,948	8,949,820

Total Short-Term Investments — 0.8% (Cost: $8,949,820)		8,949,820

Total Investments in Securities — 99.0% (Cost: $1,069,222,373)		1,083,160,223

Other Assets, Less Liabilities — 1.0%		11,197,886

Net Assets — 100.0%		$1,094,358,109

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds California Money Fund Portfolio	—	8,948	8,948	$8,949,820	$22,290	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® California Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$1,074,210,403	$—	$1,074,210,403
Money Market Funds	8,949,820	—	—	8,949,820

	$8,949,820	$1,074,210,403	$—	$1,083,160,223

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,094,980
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,783,025
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,296,580
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,056,395
Series A, 4.00%, 06/01/37 (Call 09/01/27)	4,290	4,533,715
Series A, 5.00%, 09/01/35 (Call 09/01/26)	1,000	1,151,820
Series A, 5.00%, 09/01/36 (Call 09/01/26)	5,000	5,744,050
Series B, 5.00%, 09/01/23	5,585	6,380,974
Series B, 5.00%, 09/01/24	1,600	1,869,792
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	1,120	1,125,913
Series B, 5.00%, 01/01/20	1,000	1,027,570
Series B, 5.00%, 01/01/21	1,440	1,527,149
Series B, 5.00%, 01/01/22	6,875	7,509,769
Series B, 5.00%, 01/01/23	3,100	3,481,083
Series B, 5.00%, 01/01/24	1,000	1,148,670
Series B, 5.00%, 01/01/26 (Call 07/01/24)	5,535	6,417,113
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	2,000	2,075,440
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,000	7,985,600
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,235,309
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,257,155

		65,702,102

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,035,060

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,165,450
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,283,820
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,286,570
Series A, 5.00%, 07/01/21	1,500	1,614,600
Series A, 5.00%, 07/01/22	6,650	7,367,934
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,004,209
Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,890	3,175,387
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	314,785
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,212,627
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	988,536
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,470,633
Series A, 5.00%, 09/01/23	750	854,453
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,106,220
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,680,780
Arizona Transportation Board RB 5.00%, 07/01/19	2,000	2,021,960
5.00%, 07/01/23	2,515	2,865,063
5.00%, 07/01/24	2,000	2,330,900
5.00%, 07/01/24 (PR 07/01/19)	685	692,569
5.25%, 07/01/20 (PR 07/01/19)	480	485,770

Security	Par (000)	Value
Arizona (continued)
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/26 (Call 10/01/24)	$1,795	$2,096,255
Series A, 5.00%, 10/01/22	870	971,607
Series A, 5.00%, 10/01/22 (ETM)	555	619,280
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,737,332
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,621,605
City of Phoenix AZ GO
4.00%, 07/01/24	1,040	1,159,382
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,222,700
5.00%, 07/01/25	3,800	4,524,432
5.00%, 07/01/26	1,130	1,365,424
5.00%, 07/01/27 (Call 07/01/26)	3,000	3,610,560
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	1,000	1,010,980
5.00%, 07/01/20	4,800	5,013,024
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,247,500
Series A, 5.00%, 07/01/39 (PR 07/01/19)	800	808,968
Series A, 5.00%, 07/01/40 (PR 07/01/20)	1,700	1,775,667
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,249,960
Series B, 5.00%, 07/01/20	2,000	2,088,760
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,736,580
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,458,370
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,863,348
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,841,250
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,125,578
5.00%, 07/01/21	2,840	3,058,311
Pinal County Electric District No. 3 RB, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,081,280
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	1,070	1,232,287
5.00%, 01/01/28	1,000	1,236,310
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,330,071
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,860,175
5.00%, 01/01/36 (Call 01/01/28)	2,000	2,354,920
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,308,960
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,100,180
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,206,346
Series A, 5.00%, 01/01/27	1,000	1,219,190
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,252,350
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	438,960
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,737,700
Series A, 5.00%, 12/01/31 (Call 06/01/22)	2,100	2,298,282
Series A, 5.00%, 01/01/37 (Call 01/01/28)	11,090	12,998,145
Series A, 5.00%, 01/01/38 (Call 01/01/27)	6,600	7,594,290
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,579,400
Series B, 5.00%, 12/01/19	500	512,585
State of Arizona COP
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,019,370
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	362,384

		154,852,324

Arkansas — 0.0%
State of Arkansas GO
4.00%, 06/15/20	2,000	2,060,040
5.00%, 06/15/21	1,000	1,075,440

		3,135,480

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California — 20.6%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$3,000	$2,860,590
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,227,300
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,078,205
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,128,760
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,451,831
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	537,460
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	3,678,480
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,023,560
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,446,489
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,242,817
5.00%, 10/01/34 (PR 10/01/21)	850	925,089
5.00%, 10/01/35 (Call 10/01/21)	795	858,115
5.00%, 10/01/35 (PR 10/01/21)	590	642,121
5.00%, 10/01/41 (Call 10/01/21)	920	987,749
5.00%, 10/01/41 (PR 10/01/21)	680	740,071
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	1,886,229
Bay Area Toll Authority RB 1.38%, 04/01/53 (Put 04/01/20)(b)(c)	2,200	2,191,244
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	2,009,920
2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,171,960
2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,051,200
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,941,048
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,147,059
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,565,575
4.00%, 04/01/47 (Call 04/01/27)	13,500	13,769,460
4.00%, 04/01/56 (Call 04/01/27)	2,600	2,641,652
5.00%, 04/01/28	1,600	2,016,224
5.00%, 04/01/44 (Call 04/01/29)	2,000	2,301,040
5.00%, 04/01/49 (Call 04/01/29)	2,000	2,288,440
Series D, 1.88%, 04/01/34 (Put 04/01/20)(b)(c)	2,200	2,201,562
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,060,564
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,102,740
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,755,329
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	25	25,069
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,192,840
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,438,479
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,269,130
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	8,825	8,850,063
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	2,500	2,507,325
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	1,295	1,299,157
Series F-2, 4.00%, 04/01/21	1,000	1,052,680
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,650,660
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,241,641
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,278,240
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,993,460
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,585,182
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	425,119
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,379,760
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	5,000,175
Beverly Hills Unified School District CA GO, 0.00%, 08/01/33(a)	1,000	637,900

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$2,000	$2,239,120
5.00%, 10/01/49 (Call 04/01/26)	500	560,835
Series T-1, 5.00%, 03/15/39	1,015	1,296,642
Series U-2, 5.00%, 10/01/32	5,000	6,349,250
Series U-3, 5.00%, 06/01/43	4,000	5,165,760
Series U-6, 5.00%, 05/01/45	4,400	5,717,756
Series U-7, 5.00%, 06/01/46	5,000	6,529,400
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23 (ETM) (AGM)	2,845	3,268,137
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,507,040
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	626,760
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,715,430
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,060,301
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,558,500
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,155,713
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	2,110	2,401,665
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,156,490
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	3,000	707,430
California State Public Works Board RB 5.00%, 05/01/25	6,445	7,618,119
Series A, 5.00%, 12/01/19 (AMBAC)	5	5,131
Series A, 5.00%, 04/01/20	690	715,571
Series A, 5.00%, 04/01/22	1,810	1,991,941
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,509,732
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,994,290
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,990,600
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,745,571
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,848,168
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,584,640
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,118,570
Series A, 6.25%, 04/01/34 (PR 04/01/19)	1,725	1,731,348
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,045,350
Series B, 5.00%, 10/01/22	1,800	2,008,890
Series B, 5.00%, 10/01/25	1,910	2,276,682
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,079,752
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	211,472
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,634,100
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	810,750
Series E, 5.00%, 09/01/20	1,500	1,575,555
Series F, 5.00%, 05/01/20	1,000	1,039,790
Series F, 5.00%, 05/01/21	3,000	3,215,790
Series F, 5.00%, 05/01/23	3,420	3,873,834
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,115	3,638,538
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,985,900
Series G, 5.00%, 01/01/21	4,505	4,781,832
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,481,610
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,100,413
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,154,300
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,547,287
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	619,476
California State University RB 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,276,187
5.00%, 11/01/48 (Call 11/01/28)	1,500	1,725,435
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,798,205
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,120,240
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,064,170

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 11/01/35 (Call 05/01/26)	$5,000	$5,301,900
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,808,969
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,339,411
Series A, 4.00%, 11/01/45 (Call 05/01/26)	4,960	5,102,253
Series A, 5.00%, 11/01/23	1,000	1,158,290
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,363,575
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,040	2,360,912
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,616,146
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,313,196
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,532,470
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	588,750
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,797,630
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,344,520
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,741,965
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,350,787
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,900,944
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,597,678
Series A, 5.00%, 11/01/38 (Call 05/01/27)	2,500	2,879,225
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	562,300
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,129,469
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,693,635
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,464,430
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	782,922
Series A, 5.00%, 11/01/45 (Call 05/01/26)	5,820	6,507,982
Series A, 5.00%, 11/01/47 (Call 05/01/27)	2,900	3,279,088
Series A, 5.25%, 11/01/34 (PR 05/01/19)	500	503,045
Series A, 5.25%, 11/01/38 (PR 05/01/19)	1,575	1,584,592
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,963,725
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	549,815
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,045,880
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	954,240
Cerritos Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,790,793
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,156,100
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,049,641
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,352,964
Series A, 4.00%, 08/01/19	1,500	1,516,170
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,043,000
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	500	501,140
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/21	25	26,991
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,097,870
City of Long Beach CA Harbor Revenue RB, Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,137,110
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,221,216
Series B, 5.00%, 09/01/20	1,250	1,316,775
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,733,610
5.00%, 06/01/48 (Call 06/01/28)	5,000	5,738,450
Series A, 5.00%, 06/01/19	5,425	5,472,089
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,139,010
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,115,490
Series A, 5.00%, 06/01/39 (PR 06/01/19)	500	504,325

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/43 (Call 06/01/23)	$8,730	$9,648,483
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,759,890
Series B, 5.00%, 06/01/22	2,625	2,921,861
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,000	3,308,130
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	440,552
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,128,030
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,500	1,732,590
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,818,745
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,083,120
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,170,248
Series A, 5.00%, 05/15/34 (Call 05/15/19)	8,600	8,657,104
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,061,732
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,261,083
Series A, 5.25%, 05/15/39 (Call 05/15/19)	1,000	1,007,030
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	545,300
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,114,840
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,496,676
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	730,821
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	10,950,810
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	6,500	8,021,000
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,631,110
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,329,860
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,323,580
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,168,920
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,434,716
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,083,920
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	6,016,340
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	437,552
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,352,560
Series A, 5.00%, 11/01/35 (Call 05/01/22)	2,645	2,898,894
Series A, 5.00%, 11/01/35 (PR 05/01/22)	1,355	1,502,952
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,094,700
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	2,986,362
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,089,240
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,023,490
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,368,780
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,037,710
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,118,200
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,372,100
Series A, 4.00%, 08/01/38 (Call 08/01/23)	2,000	2,071,360
Series A, 5.00%, 08/01/38 (Call 08/01/23)	5,580	6,243,685
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,282,564
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,085,340
Contra Costa Community College District GO 5.00%, 08/01/38 (Call 08/01/23)	10,155	11,394,722
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	776,835
County of Sacramento CA Airport System Revenue RB 5.00%, 07/01/40 (Call 07/01/20)	1,145	1,189,895
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,930,255
County of Santa Clara CA GO 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,307,577
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,201,448

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	$205	$222,841
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	597,304
Desert Community College District GO,
4.00%, 08/01/39 (Call 08/01/27)	3,500	3,677,975
East Bay Municipal Utility District Water System
Revenue RB
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,210,728
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	13,794,807
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,402,948
Series A, 5.00%, 06/01/45 (Call 06/01/27)	4,465	5,121,042
Series B, 5.00%, 06/01/22	2,000	2,227,520
Series B, 5.00%, 06/01/23	1,000	1,147,870
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,427,020
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,322,004
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,477,606
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,709,490
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,064,920
Series C, 0.00%, 08/01/32(a)	200	133,736
Series C, 0.00%, 08/01/34(a)	8,415	5,110,429
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	567,080
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	631,889
Series C, 0.00%, 08/01/51(a)	2,850	756,362
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	4,000	4,185,000
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,085,200
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,154,700
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/34 (AGM)(a)	4,500	2,650,635
0.00%, 01/15/35 (AGM)(a)	1,700	959,531
0.00%, 01/15/37 (AGM)(a)	1,000	513,210
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,337,412
Series A, 0.00%, 01/01/23 (ETM)(a)	500	468,295
Series A, 0.00%, 01/01/25 (ETM)(a)	200	179,140
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,311,270
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,659,012
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	764,180
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,080,240
Series A, 6.00%, 01/15/53 (Call 01/15/24)	4,500	5,146,830
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,800,432
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,069,680
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,704,830
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,271,394
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,237,480
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,678,560
Long Beach Unified School District GO, Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	350,920
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	6,015	6,334,878
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,524,837
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,063,740

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 08/01/33 (Call 08/01/24)	$2,960	$3,142,454
Series A, 5.00%, 08/01/22	1,000	1,116,540
Series A, 5.00%, 08/01/29 (Call 08/01/24)	9,790	11,332,219
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,263,366
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,283,040
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,000	3,055,680
Series C, 5.00%, 06/01/26	1,000	1,230,400
Los Angeles County Facilities Inc. RB 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,349,510
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,140,480
Los Angeles County Metropolitan Transportation
Authority RB
Series A, 5.00%, 07/01/20	1,800	1,884,978
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,759,500
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,092,956
Series A, 5.00%, 07/01/36 (Call 07/01/27)	1,000	1,177,370
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,273,840
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	2,979,885
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,082,290
Los Angeles County Public Works Financing Authority RB 5.00%, 08/01/37 (Call 08/01/22)	1,000	1,096,940
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,908,748
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/20	1,000	1,055,880
Los Angeles Department of Water & Power System Revenue RB	1,300	1,507,064
5.00%, 01/01/24 (Call 12/01/23)	1,300	1,507,064
5.00%, 07/01/49 (Call 01/01/29)	4,000	4,610,360
5.25%, 07/01/23 (Call 07/01/19)	500	506,190
Series A, 5.00%, 07/01/19	2,200	2,225,542
Series A, 5.00%, 07/01/20	1,045	1,094,052
Series A, 5.00%, 07/01/21	35	37,791
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,255	4,598,336
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,622
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,341,840
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,505,701
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,871,748
Series A, 5.00%, 07/01/47 (Call 01/01/27)	12,400	14,012,124
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,090,240
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,692,705
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,294,262
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,318,640
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,228,546
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,819,679
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,960,492
Series B, 5.25%, 07/01/24 (Call 07/01/19)	1,630	1,649,853
Series B, 5.25%, 07/01/24 (PR 07/01/19)	15	15,184
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,537,669
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,980	3,372,436
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,485,217
Series E, 5.00%, 07/01/44 (Call 07/01/24)	2,000	2,217,920
Los Angeles Department of Water RB 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,356,340
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,283,850
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,275,600
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,284,765
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,364,392
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,427,980
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,807,900
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,345,680

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/36 (Call 07/01/22)	$1,000	$1,095,030
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,956,136
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,702,754
Los Angeles Unified School District/CA GO
5.00%, 07/01/27 (Call 07/01/26)	4,000	4,814,080
5.25%, 07/01/28 (Call 07/01/20)	16,000	16,769,920
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,069,710
Series A, 5.00%, 07/01/19	3,000	3,034,710
Series A, 5.00%, 07/01/20	5,000	5,228,650
Series A, 5.00%, 07/01/22	1,295	1,436,582
Series A, 5.00%, 07/01/23	6,530	7,441,784
Series A, 5.00%, 07/01/24	3,000	3,504,660
Series A, 5.00%, 07/01/25	1,900	2,258,454
Series A, 5.00%, 07/01/27	2,460	3,019,281
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,071,180
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,681,680
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,297,048
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,397,659
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,978,350
Series B, 5.00%, 07/01/21	1,455	1,567,544
Series B-1, 5.00%, 07/01/26	1,500	1,815,930
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,742,320
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,341,040
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,322,720
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,350,060
Series C, 5.00%, 07/01/21	3,245	3,496,001
Series C, 5.00%, 07/01/22	9,335	10,355,596
Series C, 5.00%, 07/01/23	4,140	4,718,068
Series C, 5.00%, 07/01/24	1,360	1,588,779
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,377,836
Series C, 5.00%, 07/01/27 (Call 07/01/24)	190	219,551
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	861,728
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,794,466
Series D, 5.00%, 01/01/34 (Call 07/01/19)	250	252,580
Series D, 5.20%, 07/01/29 (Call 07/01/19)	1,000	1,011,460
Series I, 5.00%, 07/01/27 (Call 07/01/19)	6,890	6,965,859
Series I, 5.00%, 07/01/29 (Call 07/01/19)	1,200	1,212,984
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	193,800
Series B, 0.00%, 08/01/51 (PR 08/01/21)(AGM)(a)	1,175	111,602
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	241,935
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,346,876
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,094,160
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	217,884
Series C, 5.00%, 10/01/27	1,000	1,255,160
Series E, 5.00%, 07/01/23	1,000	1,148,660
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	622,384
Modesto Irrigation District COP, Series A, 6.00%, 10/01/39 (PR 04/01/19)	500	501,705
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25)(AGM)(a)	2,530	2,484,713
Series E, 5.00%, 06/01/37 (Call 08/01/22)	4,355	4,775,649
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,013,760
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	9,916,531
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	854,536
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,367,960

Security	Par (000)	Value

California (continued)
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	$1,500	$915,105
0.00%, 08/01/36(a)	1,400	777,112
0.00%, 08/01/38(a)	1,500	759,630
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	594,014
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	578,730
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	415,609
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	884,975
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,124,520
Ohlone Community College District GO, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,187,500
Orange County Local Transportation Authority RB, 5.00%, 02/15/41 (Call 02/15/29)	1,500	1,755,150
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,953,485
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,034,780
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,167,830
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	500	507,355
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	1,205	484,362
Series D, 0.00%, 08/01/46(a)	2,500	813,575
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,750,055
Series C, 5.25%, 08/01/23 (Call 08/01/19)	1,000	1,014,780
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	618,310
0.00%, 08/01/36(a)	13,250	7,083,185
0.00%, 08/01/41(a)	1,500	636,525
0.00%, 08/01/46(a)	5,500	1,779,525
0.00%, 08/01/51(a)	1,250	321,275
Series B, 0.00%, 08/01/34(a)	4,630	2,715,495
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	560	588,610
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	7,500	8,000,850
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,917,051
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,158,600
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,730,955
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,175,020
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,185,730
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,160,680
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,271,060
Sacramento City Financing Authority RB 5.25%, 12/01/30 (AMBAC)	440	540,052
Series A, 5.40%, 11/01/20 (AMBAC)	185	192,246
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,214,280
Sacramento Municipal Utility District RB
5.00%, 08/15/26 (Call 08/15/21)	6,575	7,111,323
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	20,092,401
Series E, 5.00%, 08/15/24	1,500	1,772,595
Series X, 5.00%, 08/15/20	550	578,430
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	807,267
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	276,109

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Association of Governments South Bay Expressway Revenue RB, 5.00%, 07/0 1/42 (Call 07/01/27)	$10,000	$11,259,800
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,219,000
5.00%, 08/01/29 (PR 08/01/21)	120	130,224
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,417,825
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,194,015
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,517,840
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,667,891
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,475,295
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,375,063
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	5,000	5,254,950
Series A, 5.00%, 04/01/41 (Call 04/01/26)	3,000	3,403,950
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,169,660
Series A, 5.00%, 04/01/48 (Call 04/01/22)	5,860	6,346,204
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,555,339
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,933,588
5.00%, 05/01/32 (Call 05/01/26)	1,520	1,784,009
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,109,950
5.00%, 05/01/35 (Call 05/01/26)	1,350	1,563,705
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,595,127
San Diego Public Facilities Financing Authority RB
5.00%, 08/01/43 (Call 08/01/28)	1,500	1,728,945
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,069,500
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,138,375
5.00%, 05/15/23	2,555	2,922,511
5.00%, 05/15/25	2,500	3,009,325
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,015,025
Series A, 5.25%, 05/15/34 (PR 05/15/19)	5,440	5,481,834
Series A, 5.25%, 05/15/39 (PR 05/15/19)	1,000	1,007,690
Series B, 5.00%, 05/15/22 (PR 05/15/19)	4,010	4,038,471
Series B, 5.50%, 05/15/23 (PR 05/15/19)	1,445	1,456,676
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,039,750
Series B, 5.50%, 08/01/39 (PR 08/01/19)	700	711,571
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	1,300	931,177
0.00%, 07/01/35(a)	2,380	1,358,480
0.00%, 07/01/36(a)	1,500	818,820
0.00%, 07/01/37(a)	700	363,783
0.00%, 07/01/38(a)	3,000	1,487,640
0.00%, 07/01/43(a)	4,140	1,643,621
0.00%, 07/01/44(a)	2,165	826,056
0.00%, 07/01/45(a)	2,590	947,370
5.00%, 07/01/47 (Call 07/01/27)	6,500	7,366,970
Series C, 0.00%, 07/01/45(a)	2,000	731,560
Series C, 0.00%, 07/01/46(a)	275	96,440
Series C, 0.00%, 07/01/47(a)	1,405	469,902
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,628,470
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,926,974
Series E, 0.00%, 07/01/42(a)	5,850	3,961,503
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,560,136

Security	Par (000)	Value

California (continued)
Series E, 0.00%, 07/01/49(a)	$7,640	$2,344,563
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,286,320
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,572,440
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,075,340
Series R-1, 0.00%, 07/01/31(a)	2,000	1,363,340
Series R-2, 0.00%, 07/01/40(a)	3,475	2,889,428
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,410,700
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,087,290
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,037,350
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	832,360
San Francisco Bay Area Rapid Transit District GO 4.00%, 08/01/37 (Call 08/01/27)	8,420	8,978,162
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,570,710
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,140,680
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	730	806,811
Series A, 5.00%, 07/01/36 (PR 07/01/22)	270	300,907
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00% , 05/01/19	1,450	1,458,352
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,347,040
5.00%, 05/01/49 (Call 05/01/29)	4,500	5,169,600
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,098,570
Series A, 4.90%, 05/01/29 (Call 11/01/19)	960	982,378
Series B, 4.90%, 05/01/29 (Call 11/01/19)	1,445	1,478,683
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,186,160
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,201,600
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,945,760
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	956,147
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	712,900
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,678,175
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,845,225
Series E, 6.00%, 05/01/39 (Call 05/01/19)	3,690	3,716,826
Series E, 6.00%, 05/01/39 (PR 05/01/19)	310	312,254
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	516,365
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,600,520
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,573,250
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	3,945,366
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,045,980
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,957,834
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	500	493,710
0.00%, 01/01/25 (ETM)(a)	2,100	1,897,329
0.00%, 01/01/27 (ETM)(a)	1,075	917,136
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,124,790
5.00%, 01/15/34 (Call 01/15/25)	2,680	2,947,571
5.00%, 01/15/50 (Call 01/15/25)	7,500	8,051,175
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,620,560
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,520,999
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,730	4,164,965

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	$1,700	$549,984
Series B, 0.00%, 08/01/51(a)	1,500	408,030
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	1,000	1,140,780
5.00%, 09/01/45 (Call 09/01/28)	2,000	2,321,140
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,346,122
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,136,638
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	2,705,310
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	423,560
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	3,135,625
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	2,964,715
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,275,125
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,144,750
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,040,130
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,074,560
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,539,420
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,239,816
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,216,920
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,779,135
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,001,270
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,319,069
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	2,032,738
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,547,160
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	620,774
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,248,660
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	11,265	11,726,527
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,065	2,148,798
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,878,518
Series L, 5.00%, 05/01/22 (Call 05/01/20)	3,185	3,312,368
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	744,122
Series N, 5.00%, 05/01/21	1,540	1,656,224
Series O, 5.00%, 05/01/21	1,800	1,935,846
Series O, 5.00%, 05/01/22	10,395	11,531,381
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,205,781
Series AS, 5.00%, 12/01/24 (ETM)	10	11,858
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,207,558
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,929
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,172,588
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	5,929
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,168,419
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	5,929
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	6,000	7,243,080
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	1,000	1,188,480
Series AX, 5.00%, 12/01/27	1,000	1,259,470

Security	Par (000)	Value

California (continued)
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	$1,365	$1,370,023
4.00%, 11/01/19	10,000	10,165,000
4.00%, 09/01/20	500	518,070
4.00%, 11/01/25	6,340	7,178,845
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,403,263
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	3,500	3,656,065
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,170,100
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,256,740
4.00%, 09/01/33 (Call 09/01/26)	3,000	3,237,600
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,193,651
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,240,415
4.00%, 09/01/35 (Call 09/01/26)	11,575	12,383,166
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,406,765
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,040,136
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,570,400
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,545,405
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,705,530
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,808,082
4.00%, 11/01/47 (Call 11/01/27)	3,250	3,378,115
4.50%, 03/01/21 (Call 03/01/20)	1,515	1,559,117
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,608,313
5.00%, 08/01/19	3,920	3,976,056
5.00%, 09/01/19	14,400	14,648,112
5.00%, 10/01/19	1,000	1,020,130
5.00%, 02/01/20	1,585	1,634,404
5.00%, 04/01/20	4,000	4,147,400
5.00%, 04/01/20 (Call 04/01/19)	1,460	1,464,000
5.00%, 08/01/20	10,050	10,532,500
5.00%, 09/01/20	6,900	7,250,727
5.00%, 10/01/20	1,810	1,907,052
5.00%, 11/01/20	4,200	4,436,964
5.00%, 08/01/21	13,320	14,392,926
5.00%, 09/01/21	39,955	43,282,452
5.00%, 10/01/21	1,000	1,085,980
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,912,744
5.00%, 02/01/22	10,290	11,267,241
5.00%, 04/01/22	1,450	1,595,305
5.00%, 08/01/22	1,500	1,665,825
5.00%, 09/01/22	1,795	1,998,068
5.00%, 11/01/22	2,560	2,862,669
5.00%, 12/01/22	1,000	1,120,780
5.00%, 08/01/23	1,500	1,708,215
5.00%, 09/01/23	14,670	16,740,230
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,571,050
5.00%, 10/01/23	1,230	1,406,382
5.00%, 10/01/23 (Call 04/01/19)	25	25,065
5.00%, 11/01/23	1,500	1,718,490
5.00%, 12/01/23	1,835	2,106,433
5.00%, 03/01/24	2,310	2,666,040
5.00%, 08/01/24	9,215	10,733,632
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,304,179
5.00%, 10/01/24	9,770	11,420,935
5.00%, 11/01/24	5,770	6,756,958
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,177,165
5.00%, 08/01/25	8,000	9,509,600
5.00%, 09/01/25	2,000	2,381,400
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,140,660
5.00%, 10/01/25	5,000	5,963,350
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,166,670

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/25 (Call 11/01/23)	$5,545	$6,344,644
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,005,132
5.00%, 08/01/26	2,485	3,004,464
5.00%, 10/01/26 (Call 10/01/24)	4,250	4,938,797
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,119,820
5.00%, 03/01/27 (Call 03/01/25)	1,145	1,343,818
5.00%, 08/01/27	2,300	2,818,489
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,754,775
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,271,564
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,317,260
5.00%, 11/01/27	11,350	13,958,457
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,622,828
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,583,560
5.00%, 08/01/28 (Call 08/01/27)	1,750	2,132,375
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,167,623
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,133,710
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,308,120
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,892,875
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,075,640
5.00%, 09/01/29 (Call 09/01/26)	5,000	5,938,250
5.00%, 10/01/29 (Call 10/01/19)	6,905	7,039,165
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,405,033
5.00%, 10/01/29 (Call 10/01/24)	4,300	4,947,795
5.00%, 10/01/29 (Call 04/01/26)	5,445	6,410,725
5.00%, 10/01/29 (Call 10/01/28)	18,000	22,117,140
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,834,175
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,306,880
5.00%, 08/01/30 (Call 02/01/25)	2,000	2,302,320
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,770,518
5.00%, 08/01/30 (Call 08/01/27)	6,750	8,081,302
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,872,640
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,123,521
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,180,020
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,294,500
5.00%, 11/01/30 (Call 11/01/27)	6,250	7,502,875
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,167,360
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,665,345
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,488,435
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,686,575
5.00%, 09/01/31 (Call 09/01/26)	4,465	5,241,642
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,908,275
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,136,540
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,696,305
5.00%, 02/01/32 (Call 02/01/22)	2,125	2,300,312
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,905,160
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,838,950
5.00%, 09/01/32 (Call 09/01/26)	3,915	4,577,262
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,141,040
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,487,980
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,847,525
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,268,840
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,273,860
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,973,118
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,111,150
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,706,520
5.00%, 09/01/34 (Call 09/01/26)	4,290	4,977,987
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,234,351
5.00%, 08/01/35 (Call 08/01/27)	4,805	5,615,748
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,734,315
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,173,804

Security	Par (000)	Value

California (continued)
5.00%, 08/01/36 (Call 08/01/27)	$2,215	$2,577,751
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,160,265
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,333,460
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,253,060
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,103,546
5.00%, 02/01/38 (Call 02/01/23)	2,000	2,189,700
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,700,190
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,207,989
5.00%, 10/01/41 (Call 10/01/21)	7,425	7,967,842
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,394,195
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,630,070
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,735,440
5.00%, 11/01/43 (Call 11/01/23)	22,075	24,352,478
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,100,800
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,510,594
5.00%, 09/01/45 (Call 09/01/26)	11,610	13,116,165
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,681,050
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,845,552
5.00%, 10/01/48 (Call 10/01/28)	8,500	9,791,660
5.25%, 02/01/20	1,105	1,141,918
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,185,404
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,072,628
5.25%, 09/01/22	8,640	9,690,451
5.25%, 02/01/23	250	283,518
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,601,754
5.25%, 09/01/24 (Call 09/01/21)	7,000	7,612,990
5.25%, 09/01/25 (Call 09/01/21)	250	271,765
5.25%, 10/01/29 (Call 10/01/19)	3,800	3,879,230
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,094,270
5.25%, 03/01/30 (Call 03/01/20)	500	516,075
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,730,080
5.25%, 08/01/32 (AGM)	3,455	4,366,464
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,709,525
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,183,840
5.25%, 11/01/40 (Call 11/01/20)	12,500	13,123,500
5.50%, 04/01/19	1,155	1,158,465
5.50%, 04/01/21 (Call 04/01/19)	315	315,945
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,005,920
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,025,010
5.50%, 11/01/39 (Call 11/01/19)	14,810	15,175,511
5.50%, 03/01/40 (Call 03/01/20)	7,855	8,108,638
5.60%, 03/01/36 (Call 03/01/20)	595	615,272
5.75%, 04/01/27 (Call 04/01/19)	1,630	1,635,053
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,705,253
5.75%, 04/01/31 (Call 04/01/19)	3,330	3,340,190
6.00%, 03/01/33 (Call 03/01/20)	2,500	2,607,800
6.00%, 04/01/35 (Call 04/01/19)	890	892,901
6.00%, 04/01/35 (PR 04/01/19)	640	642,234
6.00%, 11/01/35 (Call 11/01/19)	1,235	1,270,333
6.00%, 04/01/38 (Call 04/01/19)	10,790	10,824,852
6.00%, 04/01/38 (PR 04/01/19)	5,905	5,925,608
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,637,692
6.50%, 04/01/33 (Call 04/01/19)	4,585	4,601,735
6.50%, 04/01/33 (PR 04/01/19)	5,415	5,435,848
Series A, 4.60%, 07/01/19 (ETM)	2,000	2,020,960
Series A, 5.00%, 07/01/19 (ETM)	2,305	2,332,130
Series A, 5.00%, 07/01/20 (PR 07/01/19)	7,380	7,466,863
Series A, 5.00%, 09/01/22	1,670	1,858,927

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.25%, 07/01/21 (PR 07/01/19)	$4,910	$4,971,768
Series B, 5.00%, 09/01/20	4,800	5,043,984
Series B, 5.00%, 09/01/21	1,075	1,164,526
Torrance Unified School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,024,860
Turlock Irrigation District RB, Series A, 5.00%, 01/01/40 (PR 01/01/20)	1,000	1,029,660
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	2,898,675
University of California RB 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,049,970
5.00%, 05/15/36 (Call 05/15/27)	5,500	6,395,125
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,640,750
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,032,669
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	702,767
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	1,965	2,179,028
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	611,350
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,039,080
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,185,377
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	25,937,858
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,956,928
Series AO, 5.00%, 05/15/22	1,475	1,639,123
Series AO, 5.00%, 05/15/23	1,500	1,715,760
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,963,200
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	11,375,238
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,487,265
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,356,042
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	560,367
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,580,920
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	1,345	1,555,264
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,058,160
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	7,000	8,025,640
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	4,000	4,557,640
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,289,620
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,362,625
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,116,053
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,506,367
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,521,385
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,532,680
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	3,870,390
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,681,768
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	1,964,007
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,355,530
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,346,080
Series Q, 5.00%, 05/15/21 (Call 04/01/19)	15	15,041
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	1,810	1,999,543
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,821,120
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	500	192,370
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	2,829,862
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	664,035
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,675,298

		2,356,274,643

Security	Par (000)	Value

Colorado — 0.9%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	$4,000	$4,104,280
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	549,160
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,264,200
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,178,045
Board of Water Commissioners City & County of Denver Co. (The) RB, Series A, 5.00%, 09/15/47 (Call 09/15/27)	3,500	3,998,750
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,058,760
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	547,300
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,555,751
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	271,138
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,304,620
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,281,020
City & County of Denver Co. RB
5.00%, 08/01/41 (Call 08/01/26)	1,000	1,126,130
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	10,651,305
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	3,070	3,465,754
City of Colorado Springs Co. Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,517,770
Series A-1, 5.00%, 11/15/25	2,000	2,392,420
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	714,763
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,343,852
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	540	632,113
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,010,590
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	5,000	5,422,650
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,237,460
E-470 Public Highway Authority RB
Series A, 0.00%, 09/01/40(a)	2,745	1,154,712
Series A, 0.00%, 09/01/41(a)	1,000	401,390
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	430,511
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	643,361
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	147,838
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,013,107
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,791,800
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,810	6,523,119
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	520,490
Regional Transportation District RB
5.00%, 11/01/27 (Call 11/01/22)	1,265	1,403,619
Series A, 5.00%, 11/01/27	1,500	1,839,405
Series A, 5.00%, 11/01/28	1,500	1,860,255
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,112,861
Series A, 5.00%, 11/01/41 (Call 11/01/26)	1,005	1,140,132
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	11,526,432
State of Colorado COP
4.00%, 03/15/43 (Call 03/15/28)	3,500	3,591,070
Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,066,620
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,132,720
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,223,020
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,093,980

		108,244,273

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	$2,000	$1,990,600
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,108,480
State of Connecticut GO
5.00%, 08/01/19	1,000	1,013,520
5.00%, 05/15/22 (Call 05/15/21)	1,500	1,594,695
5.00%, 10/15/23	5,500	6,156,920
5.00%, 10/15/26 (Call 10/15/23)	1,160	1,281,406
5.00%, 04/15/33 (Call 04/15/27)	1,660	1,852,294
Series A, 5.00%, 04/15/19	5,000	5,018,850
Series A, 5.00%, 10/15/21	2,000	2,154,700
Series A, 5.00%, 03/15/22	1,000	1,084,910
Series A, 5.00%, 04/15/22	545	592,644
Series A, 5.00%, 10/15/23	2,000	2,238,880
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,974,670
Series A, 5.00%, 02/15/25 (Call 04/01/19)	3,660	3,667,650
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,329,400
Series B, 5.00%, 04/15/20	1,000	1,035,450
Series B, 5.00%, 05/15/21	2,000	2,132,940
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,046,799
Series B, 5.00%, 05/15/26	1,500	1,732,680
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,154,493
Series B, 5.25%, 06/01/20 (AMBAC)	690	719,256
Series C, 5.00%, 06/01/22	1,500	1,635,705
Series C, 5.00%, 06/15/22	1,000	1,091,490
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,087,190
Series C, 5.00%, 06/15/28	1,000	1,169,550
Series D, 5.00%, 11/01/19	2,000	2,042,840
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,093,560
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,111,380
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,495,585
Series E, 5.00%, 10/15/20	1,000	1,050,990
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,752,346
Series E, 5.00%, 10/15/25	3,000	3,451,740
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,084,920
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,432,360
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,269,680
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,669,290
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,212,980
Series G, 5.00%, 11/01/20	1,315	1,383,853
State of Connecticut Special Tax Revenue RB 5.00%, 11/01/19	1,000	1,021,290
5.00%, 10/01/22	625	688,600
5.00%, 01/01/24	5,000	5,627,350
5.00%, 10/01/25	1,500	1,737,690
5.00%, 01/01/27	2,000	2,332,580
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,709,650
5.00%, 09/01/27 (Call 09/01/24)	1,575	1,776,332
5.00%, 10/01/30 (Call 10/01/28)	1,000	1,166,120
5.00%, 10/01/33 (Call 10/01/28)	3,000	3,427,650
5.00%, 01/01/37 (Call 01/01/28)	2,000	2,221,700
5.00%, 10/01/38 (Call 10/01/28)	1,500	1,669,485
Series A, 5.00%, 09/01/24	2,000	2,285,440
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,414,573
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,147,660
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,135,610
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,123,460
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,179,820
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,575,640

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/31 (Call 09/01/24)	$1,000	$1,109,400
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,335,816
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,211,300
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,110,720
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,119,780
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,592,405

		144,636,767

Delaware — 0.1%
Delaware Transportation Authority RB, 5.00%, 06/01/55 (Call 06/01/25)	2,000	2,186,240
State of Delaware GO
Series A, 5.00%, 01/01/26	5,815	7,002,365
Series A, 5.00%, 01/01/27	1,155	1,412,854
Series B, 5.00%, 07/01/23	1,960	2,232,812

		12,834,271

District of Columbia — 1.2%
District of Columbia GO
5.00%, 10/15/29 (Call 04/15/29)	3,500	4,349,695
5.00%, 10/15/38 (Call 04/15/29)	2,500	2,941,375
Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,676,460
Series A, 5.00%, 06/01/20	2,375	2,472,921
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,363,300
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,364,660
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,294,852
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,541,157
Series B, 5.00%, 06/01/22	3,000	3,315,120
Series C, 5.00%, 06/01/35 (Call 06/01/24)	2,215	2,485,629
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,228,740
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,918,071
Series D, 5.00%, 06/01/42 (Call 06/01/27)	8,890	10,111,930
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	7,000	7,826,490
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,300,375
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,040,050
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	519,840
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,558,575
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	518,580
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,519,276
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,916,993
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	409,736
Series B-1, 5.00%, 02/01/31 (Call 04/01/19) (NPFGC)	885	886,611
Series C, 4.00%, 12/01/37 (Call 12/01/22)	1,000	1,033,510
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,117,300
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,216,200
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,099,750
Series G, 5.00%, 12/01/36 (Call 12/01/21)	14,975	16,067,426
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	240	263,443
Series A, 5.00%, 10/01/36 (Call 04/01/26)	3,000	3,431,070
Series A, 5.00%, 10/01/44 (Call 10/01/23)	1,165	1,277,656
Series A, 5.00%, 10/01/48 (Call 10/01/23)	8,310	9,098,536
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,372,120
Series B, 5.00%, 10/01/49 (Call 04/01/28)	4,000	4,558,680
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,324,700
Series C, 5.00%, 10/01/44 (Call 10/01/24)	6,550	7,274,495
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	6,000	6,200,340
Series A, 0.00%, 10/01/37(a)	4,000	1,741,760

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.25%, 10/01/44 (Call 10/01/19)	$2,180	$2,213,834
Metropolitan Washington Airports Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,043,440

		136,894,696

Florida — 3.0%
Central Florida Expressway Authority RB
4.00%, 07/01/36 (Call 07/01/26)	2,000	2,092,380
4.00%, 07/01/41 (Call 07/01/27)	2,775	2,850,175
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,231,305
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,270,220
Series B, 5.00%, 07/01/26	4,000	4,803,120
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,144,770
City of Cape Coral FL Water & Sewer Revenue RB 4.00%, 10/01/42 (Call 10/01/27)	5,000	5,121,650
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,083,580
City of Clearwater FL Water & Sewer Revenue RB, Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,027,000
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,162,820
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,224,065
City of Miami Beach FL, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,135,030
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,593,727
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,601,888
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	8,745	9,434,019
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	10,215	11,401,268
5.38%, 10/01/35 (Call 10/01/20)	420	441,273
5.38%, 10/01/35 (PR 10/01/20)	1,580	1,671,371
Series A, 5.38%, 10/01/41 (PR 10/01/20)	10,045	10,625,902
Series A, 5.50%, 10/01/36 (PR 10/01/19)	1,900	1,942,218
Series B, 5.00%, 10/01/37 (Call 10/01/24)	2,560	2,844,544
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,000	1,040,440
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,036,410
5.00%, 07/01/45 (Call 07/01/26)	3,000	3,350,580
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,056,300
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,262,240
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,264,980
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,097,410
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,583,400
County of Miami-Dade FL Transit System RB
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,075,960
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,090,310
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,231,648
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,671,320
5.00%, 10/01/25	2,500	2,974,850
5.00%, 10/01/27	1,000	1,224,860
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,655,769
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,335,673
Series A, 5.00%, 10/01/42 (Call 10/01/22)	7,835	8,516,488
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,064,892
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,674,580
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,326,160
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,302,460

Security	Par (000)	Value

Florida (continued)
Series B, 5.25%, 10/01/20 (AGM)	$2,725	$2,875,992
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,202,229
Florida Department of Management Services COP, 5.00%, 11/01/28	1,750	2,165,152
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/20	1,500	1,578,270
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,331,393
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,932,275
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	969,216
Series A, 5.25%, 10/01/19	1,000	1,020,680
Florida’s Turnpike Enterprise RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,120,440
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,238,419
Hillsborough County Aviation Authority RB
5.00%, 10/01/48 (Call 10/01/28)	7,000	7,989,100
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,100,310
Series B, 5.00%, 10/01/40 (Call 10/01/24)	1,500	1,665,915
Series B, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,108,430
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,732,500
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	101,723
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,061,705
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,590,475
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	799,303
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,301,472
Miami Beach Redevelopment Agency TA, Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,120,370
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,569,940
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,350,080
Miami-Dade County Expressway Authority RB
5.00%, 07/01/25 (Call 07/01/24)	1,220	1,405,074
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,013,230
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,144,271
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,181,075
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,102,710
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,165,098
Mid-Bay Bridge Authority RB
5.00%, 10/01/40 (Call 10/01/25)	3,000	3,240,900
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,097,300
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,863,250
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	1,000	1,115,680
Series A, 5.00%, 10/01/25	1,500	1,794,120
Series B, 5.00%, 10/01/33 (Call 04/01/19)	285	285,735
Series B, 5.00%, 10/01/33 (PR 04/01/19)	215	215,561
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	552,100
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,501,091
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,086,618
Series A, 5.00%, 07/01/40 (PR 07/01/20)	2,500	2,608,947
Palm Beach County School District COP
5.00%, 08/01/29 (Call 08/01/28)	2,530	3,077,720
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,304,280

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Solid Waste Authority RB 5.00%, 10/01/24 (Call 10/01/21)	$1,000	$1,081,490
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,538,916
5.00%, 10/01/31 (PR 10/01/21)	45	48,702
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	224,953
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,631,172
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,043,570
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,143,200
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,887,325
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,332,820
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,202,300
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,127,890
Series A, 5.00%, 07/01/21	1,000	1,074,490
Series C, 5.00%, 07/01/26	2,000	2,394,040
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,142,020
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 04/01/19)	10,000	10,017,000
State of Florida GO
5.00%, 06/01/19	1,095	1,103,957
5.00%, 06/01/21	4,565	4,904,682
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,374,872
Series A, 5.00%, 06/01/22	2,685	2,971,516
Series A, 5.00%, 07/01/39 (Call 07/01/19)	1,000	1,021,160
Series B, 4.00%, 07/01/48 (Call 07/01/28)	3,000	3,116,820
Series C, 5.00%, 06/01/22 (Call 06/01/19)	1,500	1,512,135
Series D, 5.00%, 06/01/20	2,000	2,083,720
Series D, 5.00%, 06/01/21 (Call 06/01/19)	1,000	1,018,100
Series D, 5.00%, 06/01/25 (Call 06/01/21)	2,275	2,435,433
Series E, 5.00%, 06/01/37 (Call 06/01/20)	3,485	3,613,631
Series F, 4.00%, 06/01/19	100	100,579
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,068,920
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,554,240
State of Florida Lottery Revenue RB
Series E, 5.00%, 07/01/19	5,000	5,054,750
Series E, 5.00%, 07/01/20	3,345	3,492,080
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	1,085	1,105,866
Tampa-Hillsborough County Expressway Authority RB 5.00%, 07/01/47 (Call 07/01/27)	6,210	6,918,002
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,592,270
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,511,104
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,368,755

		341,031,684

Georgia — 2.2%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,130,030
City of Atlanta Department of Aviation RB
Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,127,910
Series A, 5.00%, 01/01/21	1,000	1,059,960
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,027,480
Series B, 5.00%, 01/01/23 (Call 01/01/20)	5,180	5,319,756
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,436,070
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,066,300
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,941,595

Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/31 (Call 05/01/25)	$1,755	$2,010,791
5.00%, 11/01/33 (Call 05/01/25)	9,800	11,166,022
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,672,035
5.00%, 11/01/43 (Call 05/01/25)	7,000	7,769,230
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,201,200
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,028,880
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,387,002
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	3,895,328
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,175	10,485,439
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,468,846
Series B, 5.00%, 11/01/47 (Call 11/01/27)	2,335	2,658,421
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,612,539
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/19	1,360	1,370,962
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,133,580
Series B, 5.00%, 06/01/19	3,685	3,714,701
Series B, 5.00%, 06/01/21	3,300	3,541,758
Gwinnett County School District GO 5.00%, 08/01/20 (SAW)	1,290	1,351,185
5.00%, 08/01/21 (SAW)	3,580	3,865,720
5.00%, 02/01/22	4,990	5,468,391
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,892,229
5.00%, 02/01/40 (Call 02/01/29)	2,100	2,476,530
Metropolitan Atlanta Rapid Transit Authority RB 4.00%, 07/01/40 (Call 07/01/22)	4,040	4,096,600
5.00%, 07/01/33 (Call 07/01/26)	5,000	5,795,650
5.00%, 07/01/35 (Call 07/01/26)	5,000	5,757,900
Series A, 5.00%, 07/01/39 (PR 07/01/19)	975	985,930
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	8,773,050
Series B, 5.00%, 07/01/34 (Call 07/01/26)	3,915	4,521,316
Municipal Electric Authority of Georgia RB 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,013,590
Series A, 5.00%, 01/01/20	1,000	1,024,070
Series A, 5.00%, 01/01/21	1,000	1,052,550
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,046,230
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,282,720
Series B, 5.00%, 01/01/20	3,000	3,072,210
Private Colleges & Universities Authority RB 5.00%, 10/01/46 (Call 10/01/26)	5,305	5,994,119
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,210,620
State of Georgia GO
4.00%, 02/01/36 (Call 02/01/27)	8,800	9,371,472
5.00%, 02/01/20	990	1,020,314
5.00%, 12/01/22	2,500	2,805,800
5.00%, 07/01/30 (Call 07/01/28)	1,500	1,842,630
5.00%, 07/01/31 (Call 07/01/28)	9,000	10,975,050
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	7,562,870
Series A, 5.00%, 07/01/23	5,500	6,265,545
Series A, 5.00%, 02/01/27 (Call 02/01/26)	3,095	3,710,317
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,099,430
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,217,656
Series A-1, 5.00%, 02/01/22	2,820	3,091,199
Series A-1, 5.00%, 02/01/23	2,770	3,123,147
Series A-1, 5.00%, 02/01/24	1,500	1,733,970
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,305,840
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,937,750
Series C, 4.00%, 10/01/22	3,000	3,244,410
Series C, 5.00%, 07/01/19	7,000	7,077,560

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C, 5.00%, 07/01/21	$1,500	$1,616,025
Series C, 5.00%, 10/01/21	2,960	3,212,932
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,076,800
Series E, 5.00%, 12/01/23	5,640	6,493,670
Series E, 5.00%, 12/01/24	4,555	5,362,510
Series E, 5.00%, 12/01/25	5,710	6,868,445
Series E, 5.00%, 12/01/26	3,900	4,768,296
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,402,270
Series I, 5.00%, 07/01/19	1,450	1,466,066
Series I, 5.00%, 07/01/20	5,605	5,853,750
Series J-1, 4.00%, 07/01/21	265	279,286

		254,691,455

Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,150,214
Series A, 4.00%, 07/01/38 (Call 01/01/28)	1,295	1,363,596
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,107,930
Series A, 5.00%, 07/01/47 (Call 01/01/28)	2,000	2,272,420
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,076,595
City & County of Honolulu HI GO
5.00%, 09/01/27	1,170	1,434,478
Series B, 5.25%, 07/01/19 (AGM)	2,355	2,382,671
Series C, 5.00%, 10/01/30	5,000	6,254,300
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,826,836
State of Hawaii GO
5.00%, 11/01/20	4,900	5,170,627
5.00%, 11/01/23 (Call 11/01/22)	7,000	7,819,700
5.00%, 08/01/24 (Call 08/01/23)	3,370	3,833,206
5.00%, 05/01/26	8,430	10,161,269
5.00%, 10/01/28 (Call 10/01/26)	3,450	4,138,206
5.00%, 01/01/35 (Call 01/01/29)	2,000	2,383,940
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	500	504,079
Series DQ, 5.00%, 06/01/29 (PR 06/01/19)	1,450	1,461,836
Series DY, 5.00%, 02/01/20	1,000	1,030,520
Series DZ, 5.00%, 12/01/20 (ETM)	305	322,516
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,087,591
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	963,632
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	958,188
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,089,386
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	817,039
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,634,086
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,765,283
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	15,861
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,214,427
Series EA, 5.00%, 12/01/20	500	528,985
Series EA, 5.00%, 12/01/21	1,500	1,634,940
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,869,151
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,771
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,839,209
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	437,692
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	991,823
Series EF, 5.00%, 11/01/21	2,000	2,174,620
Series EF, 5.00%, 11/01/22	3,000	3,355,830
Series EH, 5.00%, 08/01/23 (ETM)	980	1,114,995
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	134,059
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	432,345
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	278,749
Series EO, 5.00%, 08/01/23 (ETM)	665	756,604

Security	Par (000)	Value

Hawaii (continued)
Series EO, 5.00%, 08/01/24	$1,000	$1,165,920
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	5,155	5,990,110
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,642,999
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	256,617
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,147,010
Series EY, 5.00%, 10/01/23	1,000	1,144,340
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,369,020
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	5,000	5,311,300
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,580,040
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	2,200	2,655,180
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,116,360
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,700,390
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	4,500	5,331,375

		131,216,866

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,189,370

Illinois — 3.6%
Chicago Board of Education ST, 6.00%, 04/01/46 (Call 04/01/27)	1,730	1,978,238
Chicago Midway International Airport RB
Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,196,160
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,472,292
Chicago O’Hare International Airport RB 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,051,400
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,565,300
5.00%, 01/01/47 (Call 01/01/27)	4,240	4,660,226
5.00%, 01/01/48 (Call 01/01/29)	3,000	3,355,230
5.75%, 01/01/39 (PR 01/01/21)	14,260	15,319,803
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,119,030
Series 2015-B, 5.00%, 01/01/22	5,150	5,600,161
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,853,175
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	3,944,889
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	84,693
Series B, 5.00%, 01/01/20	8,575	8,809,269
Series B, 5.00%, 01/01/36 (Call 01/01/27)	9,110	10,254,398
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,377,231
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,644,600
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	16,182,000
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	522,910
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,590,755
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,696,609
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,826,254
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,085,120
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,350	11,300,854
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,130,170
Series E, 5.00%, 01/01/27	2,000	2,384,000
Series F, 5.00%, 01/01/35 (Call 01/01/20)	1,000	1,020,830
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	622,206
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,097,440
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,737,675
City of Chicago IL GO
Series A, 5.00%, 01/01/26 (Call 01/01/20) (AGM)	1,000	1,025,850
Series A, 5.00%, 01/01/27 (Call 01/01/20) (AGM)	1,020	1,045,531
Series A, 5.00%, 01/01/29 (Call 04/01/19) (NPFGC)	860	862,262
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,130,100
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,046,520

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	$1,075	$1,110,862
County of Cook IL GO
Series A, 5.00%, 11/15/19	460	469,849
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,049,310
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	530,655
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,337,275
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,333,128
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,272,000
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,249,500
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,104,380
Illinois State Toll Highway Authority RB
4.00%, 12/01/31 (Call 01/01/26)	5,035	5,320,535
5.00%, 01/01/25	900	1,046,277
5.00%, 01/01/27	1,000	1,197,540
5.00%, 01/01/30 (Call 01/01/29)	3,000	3,606,570
Series A, 5.00%, 12/01/19	4,280	4,384,175
Series A, 5.00%, 12/01/22	1,000	1,115,760
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,402,540
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,086,860
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,231,560
Series A, 5.00%, 01/01/42 (Call 01/01/28)	4,500	5,039,415
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,025,150
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	716,905
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,122,320
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,775,000
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,677,300
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,125	10,106,485
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,930	5,449,425
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,221,600
Series D, 5.00%, 01/01/22	3,915	4,260,577
Metropolitan Pier & Exposition Authority RB 0.00%, 12/15/52 (AGM)(a)	7,000	1,474,340
0.00%, 12/15/54(a)	10,000	1,710,700
5.50%, 06/15/29 (ETM) (NPFGC)	95	113,563
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	305,871
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,599,780
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	762,860
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	673,500
Series B, 0.00%, 06/15/45 (AGM)(a)	770	235,042
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	463,776
Series B, 0.00%, 06/15/47 (AGM)(a)	330	90,839
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	760,424
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,069,090
Series C, 5.25%, 12/01/32	1,340	1,639,396
Regional Transportation Authority RB 5.75%, 06/01/21 (AGM)	500	542,080
5.75%, 06/01/23 (AGM)	1,000	1,127,400
State of Illinois GO
5.00%, 07/01/19	1,000	1,008,940
5.00%, 08/01/19	2,075	2,098,344
5.00%, 01/01/20 (AGM)	975	995,875
5.00%, 02/01/20	1,000	1,022,380
5.00%, 05/01/20	3,000	3,083,280
5.00%, 02/01/21	2,500	2,604,775
5.00%, 08/01/21	2,000	2,104,240
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,524,555

Security	Par (000)	Value

Illinois (continued)
5.00%, 02/01/22	$3,140	$3,315,181
5.00%, 08/01/22	580	617,480
5.00%, 02/01/23	4,250	4,504,745
5.00%, 02/01/24	2,500	2,673,975
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,720,861
5.00%, 02/01/26	5,000	5,414,800
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,122,020
5.00%, 10/01/26	4,750	5,156,315
5.00%, 02/01/28 (Call 02/01/27)	4,500	4,851,675
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,991,561
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,557,720
5.00%, 10/01/33 (Call 10/01/28)	1,240	1,307,010
5.00%, 12/01/34 (Call 12/01/27)	2,650	2,769,806
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,022,540
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,395,441
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,538,300
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,057,000
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,105,180
5.50%, 07/01/27 (Call 07/01/23)	660	707,342
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,044,320
Series A, 5.00%, 12/01/19	10,000	10,203,800
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,117,120
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,067,560
Series B, 5.00%, 10/01/21	1,000	1,055,570
Series B, 5.00%, 10/01/22	1,250	1,334,387
Series B, 5.00%, 10/01/28	2,000	2,173,700
Series B, 5.00%, 10/01/29 (Call 10/01/28)	1,000	1,077,070
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,204,180
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,117,880
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	11,772,200
Series D, 5.00%, 11/01/20	7,300	7,588,350
Series D, 5.00%, 11/01/21	9,700	10,255,519
Series D, 5.00%, 11/01/22	8,300	8,872,119
Series D, 5.00%, 11/01/23	8,300	8,870,542
Series D, 5.00%, 11/01/24	6,850	7,374,436
Series D, 5.00%, 11/01/25	10,445	11,292,821
Series D, 5.00%, 11/01/26	10,800	11,725,020
Series D, 5.00%, 11/01/27	11,530	12,520,196
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,470,280
State of Illinois RB
5.00%, 06/15/19	545	549,169
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,602,180
Series B, 5.25%, 06/15/34 (PR 06/15/19)	2,000	2,020,220

		407,984,775

Indiana — 0.4%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,180,040
Indiana Finance Authority RB 5.00%, 02/01/32 (Call 02/01/23)	1,000	1,112,620
5.00%, 10/01/40 (Call 10/01/24)	10,000	11,127,900
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,223,760
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,529,325
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,313,361
Series A, 5.00%, 02/01/20	1,000	1,030,710
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,104,090
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,170,780
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,820,461
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,066,360
Series C, 5.00%, 12/01/23	1,250	1,435,513
Series C, 5.00%, 06/01/27 (Call 12/01/26)	9,110	11,022,644

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Series C, 5.00%, 02/01/29 (Call 02/01/28)	$1,800	$2,208,978
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/42 (Call 07/01/26)	3,265	3,642,597

		46,989,139

Iowa — 0.1%
Iowa Finance Authority RB 5.00%,08/01/20	1,000	1,046,860
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,676,495
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,401,200
5.00%, 08/01/31 (Call 08/01/27)	2,000	2,387,180
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,284,100
State of Iowa RB
Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,195,140
Series A, 5.00%, 06/01/27 (PR 06/01/19)	500	504,115

		12,495,090

Kansas — 0.4%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,094,895
State of Kansas Department of Transportation RB 5.00%, 09/01/26 (Call 09/01/25)	5,000	5,923,300
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,539,940
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,167,400
5.00%, 09/01/30 (Call 09/01/24)	1,100	1,260,666
5.00%, 09/01/30 (Call 09/01/25)	1,500	1,741,260
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,443,550
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,280,280
Series A, 5.00%, 09/01/21	1,200	1,298,100
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,315,680
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,149,970
Series A, 5.50%, 03/01/19 (AGM)	2,255	2,255,000
Series B, 5.00%, 09/01/22	4,000	4,453,960
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	9,646,187

		41,570,188

Kentucky — 0.1%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,142,160
Kentucky Public Transportation Infrastructure Authority RB, Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,082,430
Kentucky State Property & Building Commission RB
Series A, 5.00%, 08/01/19	1,000	1,013,060
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,686,975
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	538,905
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,074,530

		6,538,060

Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,063,930
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,059,650
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,229,620
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,196,960
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,013,290

Security	Par (000)	Value
Louisiana (continued)
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	$1,000	$1,068,690
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,660,290
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,064,550
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,130,990
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,038,010
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	824,415
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	275,340
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	834,427
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	264,326
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	1,988,479
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,128,920
Series B, 5.00%, 05/01/45 (PR 05/01/20)	3,250	3,374,702
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,271,400
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,258,354
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,046,050
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,075,820
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,134,760
Series B, 5.00%, 08/01/25	2,000	2,361,500
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,563,280
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,367,988
Series C, 5.00%, 07/15/21	1,000	1,074,990
Series C, 5.00%, 08/01/23	1,000	1,134,260
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,103,630
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,307,280

		45,915,901

Maryland — 2.3%
City of Baltimore MD RB
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,112,400
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,361,830
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,292,680
County of Montgomery MD GO
5.00%, 10/01/26	5,000	6,082,900
Series A, 5.00%, 11/01/19	3,900	3,987,438
Series A, 5.00%, 11/01/24	2,085	2,448,978
Series B, 5.00%, 11/01/21	2,250	2,447,055
Series B, 5.00%, 11/01/23	3,680	4,224,898
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,560,231
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,166,940
Series C, 5.00%, 10/01/25	2,000	2,393,540
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,471,680
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,297,620
State of Maryland Department of Transportation RB 4.00%, 09/01/19	2,175	2,200,665
4.00%, 09/01/21	3,600	3,807,648
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,347,250
5.00%, 05/01/19	4,100	4,121,894
5.00%, 11/01/22	2,515	2,816,146
5.00%, 02/15/23	8,175	9,220,255
5.00%, 09/01/23	1,055	1,207,321
5.00%, 09/01/24	1,250	1,463,637
5.00%, 11/01/24	2,000	2,350,320
5.00%, 09/01/25	1,000	1,195,430
5.00%, 09/01/26	4,840	5,885,053

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 09/01/27	$1,030	$1,270,958
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,206,870
State of Maryland GO 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,403,520
5.00%, 03/15/19	2,650	2,652,756
5.00%, 03/01/20	1,500	1,550,280
5.00%, 08/01/20	1,500	1,570,935
5.00%, 08/01/31 (Call 08/01/28)	3,500	4,255,895
First Series, 5.00%, 06/01/19	12,290	12,390,286
First Series B, 5.00%, 03/01/19	2,525	2,525,000
First Series B, 5.00%, 03/15/20	7,660	7,926,721
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,291,900
First Series C, 4.00%, 08/15/21	9,270	9,790,789
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,622,588
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,110,570
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,900	4,908,967
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,155,960
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,147,240
Series A, 5.00%, 03/01/21	1,000	1,065,980
Series A, 5.00%, 03/01/22	3,000	3,292,860
Series A, 5.00%, 03/15/22	3,525	3,873,376
Series A, 5.00%, 03/15/23	6,290	7,109,839
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,066,390
Series A, 5.00%, 08/01/24	2,700	3,149,496
Series A, 5.00%, 03/15/25	1,000	1,180,170
Series A, 5.00%, 03/15/27	1,200	1,465,212
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,118,350
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,526,211
Series B, 5.00%, 03/15/19	1,500	1,501,560
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,000	1,014,010
Series B, 5.00%, 08/01/22	1,250	1,388,187
Series B, 5.00%, 08/01/23 (PR 08/01/19)	5,720	5,800,137
Series B, 5.00%, 08/01/24	3,325	3,878,546
Series B, 5.00%, 08/01/25	16,100	19,148,857
Series B, 5.00%, 08/01/26	10,245	12,402,290
Series C, 5.00%, 03/01/20 (PR 03/01/19)	1,120	1,120,000
Series C, 5.00%, 08/01/21	2,300	2,481,861
Series C, 5.00%, 08/01/23	7,400	8,437,332
Series C, 5.00%, 08/01/24	13,625	15,893,290
Series C, 5.25%, 08/01/20	4,585	4,817,735

		261,976,733

Massachusetts — 5.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/27 (Call 06/15/26)	4,690	5,636,723
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,310	7,313,984
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,307,240
Commonwealth of Massachusetts GO
Series C, 5.50%, 12/01/22 (AGM)	1,050	1,196,601
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	7,063,226
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,066,584
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,066,120
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,537,800
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,044,440
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,489,492
4.25%, 12/01/39 (Call 12/01/21)	4,180	4,304,480
5.00%, 04/01/26	10,230	12,323,058
5.00%, 11/01/26	2,015	2,447,882
5.00%, 10/01/27	1,250	1,536,575

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 05/01/29 (Call 05/01/23)	$4,000	$4,499,960
5.00%, 07/01/33 (Call 07/01/26)	2,080	2,409,493
5.00%, 01/01/38 (Call 01/01/29)	5,000	5,841,200
5.00%, 01/01/42 (Call 01/01/28)	3,795	4,333,738
5.00%, 01/01/43 (Call 01/01/28)	2,000	2,279,160
5.00%, 01/01/48 (Call 01/01/28)	3,090	3,499,178
5.25%, 09/01/25 (AGM)	1,065	1,286,477
Series A, 4.00%, 04/01/42 (Call 04/01/21)	10,335	10,438,970
Series A, 4.50%, 12/01/43 (Call 12/01/21)	2,500	2,604,500
Series A, 5.00%, 04/01/19	3,800	3,809,766
Series A, 5.00%, 03/01/23	4,900	5,529,160
Series A, 5.00%, 07/01/25	1,000	1,188,660
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,303,480
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,206,700
Series A, 5.00%, 03/01/34 (PR 03/01/19)	460	460,000
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,832,975
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,025,210
Series A, 5.00%, 03/01/39 (PR 03/01/19)	1,975	1,975,000
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,848,750
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,440,368
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,547,672
Series A, 5.25%, 08/01/21	3,000	3,257,820
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,270,976
Series B, 5.00%, 07/01/22	1,240	1,374,292
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,875,132
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,256,748
Series B, 5.00%, 07/01/27	1,000	1,224,780
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,624,000
Series B, 5.25%, 08/01/20	745	782,600
Series B, 5.25%, 08/01/21	425	461,525
Series B, 5.25%, 08/01/21 (AGM)	1,585	1,721,215
Series B, 5.25%, 09/01/21 (AGM)	1,960	2,134,146
Series B, 5.25%, 08/01/22	1,100	1,231,065
Series B, 5.25%, 09/01/22 (AGM)	600	673,164
Series B, 5.25%, 09/01/23 (AGM)	4,990	5,754,917
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,150,603
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,507,523
Series C, 5.00%, 08/01/19	2,220	2,251,013
Series C, 5.00%, 04/01/20	9,085	9,414,785
Series C, 5.00%, 08/01/20	4,955	5,187,885
Series C, 5.00%, 08/01/22	1,500	1,666,350
Series C, 5.00%, 10/01/22	8,300	9,263,215
Series C, 5.00%, 10/01/24	3,900	4,565,808
Series C, 5.00%, 08/01/25	1,350	1,607,445
Series C, 5.00%, 10/01/25	5,000	5,973,600
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,607,900
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,101,310
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,057,280
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,084,900
Series D, 5.00%, 07/01/25	2,500	2,971,650
Series D, 5.00%, 07/01/26	8,875	10,730,762
Series D, 5.00%, 07/01/27	3,900	4,776,642
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,252,777
Series D, 5.50%, 10/01/19 (AMBAC)	4,260	4,355,893
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,591,008
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,685,625
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,130,255
Series E, 4.50%, 08/01/43 (Call 08/01/21)	2,075	2,151,858
Series E, 5.00%, 11/01/23	1,600	1,835,376
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,530,999

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 09/01/28 (PR 09/01/22)	$4,400	$4,898,124
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,763,883
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,658,575
Series E, 5.00%, 08/01/40 (Call 08/01/21)	2,165	2,300,226
Series F, 5.00%, 11/01/37 (Call 11/01/27)	3,950	4,577,497
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,846,225
Series H, 5.00%, 12/01/24	1,150	1,351,124
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,160,871
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC)	1,110	1,429,081
5.50%, 01/01/34 (NPFGC)	1,500	1,922,520
Series A, 5.50%, 06/01/21 (AGM)	4,545	4,930,916
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/43 (Call 12/01/27)	7,000	7,963,830
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,565,775
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,127,795
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,457,753
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,343,624
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,220,460
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,341,414
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	2,500	2,850,200
Series A, 5.00%, 07/01/20	7,000	7,311,570
Series A, 5.00%, 07/01/21	2,500	2,693,975
Series A, 5.00%, 07/01/28	1,870	2,327,608
Series A, 5.00%, 07/01/31	2,870	3,618,726
Series A, 5.25%, 07/01/21	3,205	3,471,880
Series A, 5.25%, 07/01/28	1,450	1,835,396
Series A, 5.25%, 07/01/30	3,635	4,682,680
Series B, 5.25%, 07/01/19	1,395	1,411,391
Series B, 5.25%, 07/01/20	1,350	1,414,503
Series B, 5.25%, 07/01/21	2,120	2,296,532
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	1,800	1,885,644
5.00%, 08/01/23	2,500	2,857,325
5.00%, 08/01/24	1,000	1,169,860
5.00%, 08/01/26	2,000	2,430,380
5.25%, 08/01/20	1,000	1,051,040
5.25%, 08/01/21	500	543,220
Series A, 5.25%, 08/01/19	1,000	1,014,940
Massachusetts Department of Transportation RB
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	792,850
Series A, 5.00%, 01/01/20 (ETM)	50	51,399
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,066,200
Series A, 4.00%, 07/15/36 (Call 07/15/26)	9,000	9,659,700
Series A, 5.00%, 07/15/22	1,000	1,113,340
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,414,800
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,545,280
Series A, 5.00%, 07/15/36	1,490	1,917,436
Series A, 5.00%, 07/15/40	4,000	5,166,320
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,619,910
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,957,253
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,593,187
Massachusetts School Building Authority RB
4.00%, 11/15/35 (Call 11/15/26)	3,000	3,192,750
5.00%, 08/15/25 (Call 08/15/22)	1,380	1,529,813
5.25%, 02/15/48 (Call 02/15/28)	5,000	5,778,400
Series A, 4.00%, 02/15/43 (Call 02/15/28)	8,960	9,220,019

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 08/15/22	$1,300	$1,448,057
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,667,085
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,187,897
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,441,101
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,588,266
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,041,900
Series B, 5.00%, 10/15/19	1,000	1,020,920
Series B, 5.00%, 10/15/21	1,035	1,125,014
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,101,850
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,817,553
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,213,540
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,071,790
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	2,935,130
Series B, 5.00%, 11/15/46 (Call 11/15/26)	8,025	9,051,879
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,053,250
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,360,080
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,371,730
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (Call 05/01/22) (HERBIP)	4,800	5,164,224
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	5,017,725
Series A, 5.00%, 01/01/29	3,985	4,957,659
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,231,507
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,023,730
Massachusetts Water Resources Authority RB
5.00%, 08/01/21 (Call 08/01/19)	250	253,380
5.00%, 08/01/21 (PR 08/01/19)	75	76,020
5.50%, 08/01/20 (AGM)	935	985,967
5.50%, 08/01/20 (ETM) (AGM)	25	26,338
Series A, 5.00%, 08/01/23	1,500	1,715,085
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,636,831
Series B, 5.00%, 08/01/21 (PR 08/01/19)	85	86,156
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,077,040
Series B, 5.00%, 08/01/39 (PR 08/01/19)	2,445	2,479,254
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,899,940
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,153,060
Series B, 5.25%, 08/01/25 (AGM)	2,500	3,024,450
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,357,356
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,269,020
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,576,040
Series B, 5.25%, 08/01/31 (AGM)	800	1,032,520
Series B-1, 5.00%, 08/01/21 (PR 08/01/19)	90	91,261
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	7,573,118
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,784,400
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,068,770
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,140
Series J, 5.50%, 08/01/21 (AGM)	4,155	4,539,628
Metropolitan Boston Transit Parking Corp. RB,
5.25%, 07/01/33 (Call 07/01/21)	2,000	2,139,960
University of Massachusetts Building Authority RB
5.00%, 11/01/39 (Call 11/01/22)	1,580	1,729,658
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,203,988
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,558,300
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,823,950
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	3,005,194

		584,235,395

Michigan — 0.9%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,072,000

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/28	$2,000	$2,432,700
5.00%, 07/01/34 (Call 07/01/26)	2,000	2,269,840
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/36 (Call 07/01/26)	9,500	10,611,690
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,351,690
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,033,640
5.00%, 07/01/20 (Call 07/01/19)	6,050	6,116,248
5.00%, 07/01/34 (Call 07/01/25)	2,600	2,888,184
Series A, 5.00%, 07/01/19	2,310	2,335,202
Series C-1, 5.00%, 07/01/44 (Call 07/01/22)	13,720	14,518,641
Series C-3, 5.00%, 07/01/24 (AGM)	1,000	1,151,150
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,109,710
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,102,150
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,139,660
Michigan State Building Authority RB
5.00%, 04/15/22	2,220	2,442,999
5.38%, 10/15/36 (Call 10/15/21)	1,070	1,159,805
Series I, 5.00%, 04/15/20	6,020	6,242,921
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,529,680
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,122,710
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,511,200
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,426,210
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,121,220
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,763,400
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,163,600
State of Michigan RB
5.00%, 03/15/20	3,670	3,794,340
5.00%, 03/15/23	1,000	1,125,760
5.00%, 03/15/24	4,000	4,595,560
5.00%, 03/15/26	2,500	2,987,625
5.00%, 03/15/27	300	363,333
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 11/01/19)	2,820	2,882,096
5.00%, 11/01/21 (Call 11/01/19)	1,000	1,022,020
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,378,090
5.00%, 04/01/47 (Call 04/01/27)	1,000	1,140,820
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,857,675

		105,763,569

Minnesota — 0.6%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/26	1,215	1,449,325
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,696,125
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,499,160
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	2,390	2,470,113
Series A, 5.00%, 03/01/23	1,000	1,130,470
Series B, 5.00%, 03/01/19	510	510,000
State of Minnesota GO
5.00%, 10/01/21	1,700	1,844,823
5.00%, 08/01/24	2,950	3,447,783
5.00%, 10/01/24	1,430	1,677,447
5.00%, 08/01/27 (PR 08/01/20)	5,000	5,229,300
Series A, 5.00%, 08/01/19	2,520	2,555,633
Series A, 5.00%, 08/01/20	2,000	2,095,160
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,673,376

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/19	$5,000	$5,070,700
Series D, 5.00%, 08/01/20	3,185	3,336,542
Series D, 5.00%, 08/01/20 (ETM)	20	20,917
Series D, 5.00%, 08/01/21	3,650	3,941,306
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,701,245
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	26,147
Series D, 5.00%, 08/01/23	6,305	7,197,473
Series D, 5.00%, 08/01/25	2,250	2,685,082
Series D, 5.00%, 10/01/26	3,000	3,652,110
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,567,070
Series F, 5.00%, 10/01/22	3,000	3,350,370
Series H, 5.00%, 11/01/19	500	511,380
State of Minnesota RB
Series B, 5.00%, 03/01/19	500	500,000
Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,089,040
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,203,760

		69,131,857

Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	1,000	1,056,420
Series A, 5.00%, 10/01/27	1,520	1,865,800
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,849,000
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,084,900
Series A, 5.00%, 10/01/32 (Call 10/01/27)	2,350	2,778,170
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,672,560
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,084,900
Series C, 5.00%, 10/01/19	1,715	1,748,219
Series C, 5.00%, 10/01/24	1,000	1,167,830
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,047,194

		30,354,993

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,210,080
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,028,090
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,158,220
Metropolitan St. Louis Sewer District RB 5.00%, 05/01/45 (Call 05/01/25)	4,200	4,686,990
Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,409,500
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,138,130
Missouri Highway & Transportation Commission RB
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,773,400
Series A, 5.00%, 05/01/21	1,000	1,072,150
Series A, 5.00%, 05/01/23	3,795	4,301,860
Series A, 5.00%, 05/01/26	1,000	1,208,340
Series B, 5.00%, 05/01/19	3,930	3,950,986
Series B, 5.00%, 05/01/21	10,140	10,864,909
Series B, 5.00%, 05/01/22	1,985	2,190,329
University of Missouri RB, Series A, 5.00%, 11/01/19	3,855	3,940,658

		49,933,642

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,096,350
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	1,000	1,069,690

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	$2,000	$2,197,720
Omaha Public Power District RB
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,188,260
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,621,950
Series B, 5.00%, 02/01/21	1,565	1,663,376
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,140,970
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,063,640

		13,041,956

Nevada — 0.7%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,160,160
Series A, 5.00%, 06/15/19	4,700	4,743,992
Series A, 5.00%, 06/15/22	3,500	3,842,405
Series A, 5.00%, 06/15/23	1,000	1,123,800
Series A, 5.00%, 06/15/25	1,000	1,164,970
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,503,438
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	7,713,672
Clark County Water Reclamation District GOL, Series A, 5.25%, 07/01/38 (PR 07/01/19)	6,050	6,122,721
County of Clark Department of Aviation RB 5.00%, 07/01/30 (Call 01/01/20)	1,000	1,024,310
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,836,155
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,584,160
Series C, 5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	505,605
Series C, 5.00%, 07/01/25 (Call 07/01/19) (AGM)	4,500	4,548,375
County of Clark NV GOL 4.00%, 07/01/44 (Call 07/01/27)	7,135	7,312,091
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,412,240
Las Vegas Convention & Visitors Authority RB 4.00%, 07/01/49 (Call 07/01/28)	2,500	2,525,300
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,251,420
Las Vegas Valley Water District GOL 4.00%, 06/01/39 (Call 12/01/24)	2,000	2,072,080
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,083,270
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,125,560
State of Nevada GOL
Series D, 5.00%, 04/01/25	3,260	3,842,725
Series D1, 5.00%, 03/01/22	1,000	1,097,310
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/27 (Call 06/01/26)	3,000	3,579,030
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,966,206

		84,140,995

New Jersey —5.2%
Essex County Improvement Authority RB 5.25%, 12/15/20 (AMBAC)	995	1,059,934
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,320
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,820,865
Series C, 5.25%, 11/01/20 (AGM)	700	738,794
New Jersey Economic Development Authority RB 5.00%, 06/15/19	3,555	3,583,013
5.00%, 06/15/22 (AGM)	1,500	1,628,295
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,079,570
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,073,820
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,062,830
5.00%, 03/01/26 (Call 03/01/23)	4,455	4,802,401
5.00%, 06/15/26 (Call 06/15/22)	500	535,685
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,583,400

Security	Par (000)	Value

New Jersey (continued)
5.00%, 03/01/27 (Call 03/01/23)	$10,000	$10,734,200
5.00%, 03/01/28 (Call 03/01/23)	3,560	3,809,236
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,117,389
5.00%, 06/15/43 (Call 12/15/28)	3,000	3,167,700
5.00%, 06/15/48 (Call 12/15/28)	6,000	6,299,880
5.25%, 09/01/26 (Call 03/01/21) (SAP)	2,500	2,622,075
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,747,475
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,062,070
Series A, 4.00%, 07/01/22	1,000	1,050,840
Series A, 4.00%, 11/01/27 (SAP)	480	501,619
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,500,387
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,579,605
Series AA, 5.50%, 12/15/29 (Call 06/15/19)	85	85,796
Series AA, 5.50%, 12/15/29 (PR 06/15/19)	165	166,807
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,072,310
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,598,916
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,530,435
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,189,320
Series B, 5.00%, 11/01/23 (SAP)	4,420	4,896,476
Series B, 5.00%, 11/01/26 (SAP)	2,000	2,269,680
Series BBB, 5.00%, 06/15/22	3,500	3,772,860
Series BBB, 5.00%, 06/15/23	1,000	1,093,650
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,422,040
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	4,727,430
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	6,179,384
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,943,795
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	262,455
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,917,290
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	612,670
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,140,740
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,826,354
Series K, 5.50%, 12/15/19 (AMBAC)	3,345	3,438,292
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,674,880
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,186,910
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	3,000	3,000,000
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,102,540
Series NN, 5.00%, 03/01/22	4,000	4,286,200
Series NN, 5.00%, 03/01/23	3,955	4,306,085
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,959,620
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,880,898
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,245,785
Series PP, 5.00%, 06/15/19	1,925	1,942,152
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,738,738
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,264,000
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,672,925
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	2,060	2,154,369
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,071,892
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,391,306
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,155,920
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,923,900
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,126,120
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,117,100
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,826,375
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	9,000	10,199,700
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,093,520
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,187,040
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,358,995

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 01/01/25 (Call 01/01/23)	$6,000	$6,690,300
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,223,840
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,777,850
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,554,504
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,809,245
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/31 (Call 12/15/28)	9,630	9,703,477
4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,021,360
4.25%, 12/15/38 (Call 12/15/28)	1,000	986,240
5.00%, 12/15/24	1,000	1,120,910
5.00%, 12/15/27	5,000	5,694,500
5.00%, 12/15/30 (Call 12/15/28)	1,000	1,117,030
5.00%, 12/15/32 (Call 12/15/28)	2,000	2,198,440
5.00%, 12/15/33 (Call 12/15/28)	2,500	2,739,250
5.00%, 12/15/34 (Call 12/15/28)	8,000	8,713,840
5.00%, 12/15/36 (Call 12/15/28)	7,185	7,765,045
5.00%, 06/15/46 (Call 12/15/28)	4,500	4,741,245
5.25%, 12/15/19	3,860	3,960,206
5.25%, 12/15/21 (NPFGC)	695	751,045
Series A, 0.00%, 12/15/25(a)	2,085	1,666,269
Series A, 0.00%, 12/15/28(a)	4,140	2,879,701
Series A, 0.00%, 12/15/29(a)	3,290	2,173,144
Series A, 0.00%, 12/15/30(a)	3,000	1,881,210
Series A, 0.00%, 12/15/31(a)	5,425	3,231,564
Series A, 0.00%, 12/15/32(a)	1,030	579,581
Series A, 0.00%, 12/15/33(a)	930	498,220
Series A, 0.00%, 12/15/34(a)	16,055	8,136,674
Series A, 0.00%, 12/15/35(a)	11,710	5,612,369
Series A, 0.00%, 12/15/36(a)	3,750	1,701,562
Series A, 0.00%, 12/15/37(a)	7,700	3,285,590
Series A, 0.00%, 12/15/38(a)	4,485	1,805,212
Series A, 0.00%, 12/15/39(a)	8,700	3,294,081
Series A, 0.00%, 12/15/40(a)	2,500	894,875
Series A, 5.00%, 06/15/23	1,000	1,104,740
Series A, 5.00%, 06/15/24	1,250	1,402,287
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,000	1,131,130
Series A, 5.00%, 06/15/29 (Call 06/15/26)	3,000	3,370,830
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,673,625
Series A, 5.00%, 06/15/31 (Call 06/15/26)	3,380	3,746,561
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,017,304
Series A, 5.25%, 12/15/20	3,080	3,249,708
Series A, 5.25%, 12/15/21	860	928,628
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,493
Series A, 5.25%, 12/15/22	700	770,924
Series A, 5.50%, 12/15/21	2,910	3,161,715
Series A, 5.50%, 12/15/22	8,075	8,965,672
Series A, 5.50%, 12/15/23	4,695	5,316,994
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	415,688
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,957,475
Series A-1, 5.00%, 06/15/19	7,430	7,494,046
Series A-1, 5.00%, 06/15/20	2,820	2,923,071
Series A-1, 5.00%, 06/15/21	1,950	2,070,900
Series A-1, 5.00%, 06/15/24	1,000	1,121,830
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	2,405	2,738,333
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	3,750	4,241,737
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,101,151
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,115,750
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,540,530
Series AA, 5.00%, 06/15/20	85	88,118
Series AA, 5.00%, 06/15/22	1,000	1,080,590

Security	Par (000)	Value

New Jersey (continued)
Series AA, 5.00%, 06/15/22 (SAP)	$1,275	$1,377,752
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,315,484
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,108,550
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,302,040
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,483,304
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,150,000
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,357,087
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	364,791
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,604,125
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,064,270
Series B, 5.00%, 06/15/20	1,075	1,114,431
Series B, 5.00%, 06/15/42 (Call 06/15/21)	19,225	19,758,109
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	596,114
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,096,137
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,762,386
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,077,660
Series B, 5.50%, 12/15/20 (NPFGC)	5,000	5,297,200
Series B, 5.50%, 12/15/21 (NPFGC)	500	543,675
Series B, 5.50%, 06/15/31 (Call 06/15/21)	3,580	3,763,511
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,386,296
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,395	3,083,620
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,220,225
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,207,880
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	2,965,700
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	1,944,008
Series D, 5.00%, 12/15/23	2,330	2,586,556
Series D, 5.00%, 12/15/24	2,145	2,404,352
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,117,100
Series D, 5.25%, 12/15/23	3,735	4,188,055
New Jersey Turnpike Authority RB 4.00%, 01/01/34 (Call 01/01/28)	1,680	1,791,854
5.00%, 01/01/24 (Call 01/01/23)	2,790	3,114,282
5.00%, 01/01/24 (PR 07/01/22)	4,830	5,354,635
5.00%, 01/01/25	5,000	5,818,600
5.00%, 01/01/30 (Call 07/01/24)	2,530	2,879,494
5.00%, 01/01/32 (Call 01/01/28)	8,150	9,586,437
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,277,216
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,731,841
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,365,640
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,307,340
Series A, 5.00%, 01/01/34 (Call 01/01/26)	2,000	2,267,520
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	6,041,126
Series A, 5.00%, 01/01/43 (PR 07/01/22)	12,535	13,896,552
Series B, 5.00%, 01/01/20	4,245	4,359,870
Series B, 5.00%, 01/01/21	1,000	1,059,220
Series B, 5.00%, 01/01/23	3,045	3,400,108
Series B, 5.00%, 01/01/28	1,750	2,124,185
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,551,780
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,321,205
Series C, 5.00%, 01/01/20	1,780	1,828,167
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,020,466
Series E, 5.00%, 01/01/32 (Call 01/01/28)	2,500	2,940,625
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,246,660
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	18,770,295
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,142,920
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	4,799,610
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,133,332
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,745,830
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,970	2,025,121

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO 5.00%, 06/01/27 (Call 06/01/25)	$2,000	$2,306,880
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,703,100
Series L, 5.25%, 07/15/19 (AMBAC)	420	425,527
Series Q, 5.00%, 08/15/19	1,000	1,015,080
Series Q, 5.00%, 08/15/20	1,000	1,045,500
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	521,825
Series T, 5.00%, 06/01/22	2,000	2,188,840

		598,472,383

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/28	5,000	6,168,200
Series B, 5.00%, 06/15/20	1,500	1,564,155
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,394,182
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,728,795
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,000	2,061,320
Series B, 4.00%, 07/01/23	2,955	3,229,224

		20,145,876

New York — 22.2%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	500	561,385
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,785,523
Brooklyn Arena Local Development Corp. RB, 6.38%, 07/15/43 (PR 01/15/20)	1,875	1,953,281
City of New York NY GO
5.00%, 04/01/21	1,850	1,976,891
5.00%, 08/01/24	10,955	12,748,114
5.00%, 08/01/26	5,000	6,026,050
5.00%, 04/01/37 (Call 04/01/28)	2,500	2,902,925
5.00%, 12/01/39 (Call 12/01/28)	5,445	6,295,563
5.00%, 04/01/43 (Call 04/01/28)	2,000	2,274,860
Series 1, 5.00%, 08/01/24	1,600	1,861,888
Series 1, 5.00%, 08/01/25	5,000	5,926,900
Series A, 5.00%, 08/01/19	1,045	1,059,473
Series A, 5.00%, 08/01/20	8,165	8,549,980
Series A, 5.00%, 08/01/21	4,330	4,673,456
Series A, 5.00%, 08/01/23	7,500	8,537,700
Series A, 5.00%, 08/01/24	3,500	4,072,880
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,073,260
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,852,425
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,138,240
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	536,095
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,943,196
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	760,737
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,070,730
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,098,268
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,400,830
Series B, 5.00%, 08/01/19	5,000	5,069,250
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,183,450
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,086,704
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,992,799
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,453,960
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,406,532
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,706,685
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,104,585
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,074,960
Series C, 5.00%, 08/01/20	2,885	3,021,028
Series C, 5.00%, 08/01/22	1,000	1,109,490

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/23	$2,400	$2,732,064
Series C, 5.00%, 08/01/24	7,060	8,215,581
Series C, 5.00%, 08/01/24 (Call 08/01/19)	2,000	2,027,440
Series C, 5.00%, 08/01/25	2,760	3,271,649
Series C, 5.00%, 08/01/26	1,000	1,205,210
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,261,580
Series C, 5.00%, 08/01/28 (Call 02/01/25)	1,500	1,747,500
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,052,529
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,201,740
Series C, 5.00%, 08/01/29 (Call 02/01/28)	3,950	4,796,129
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,887,593
Series D, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,127,260
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,249,320
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,804,575
Series D, 5.00%, 12/01/35 (Call 12/01/28)	1,500	1,769,940
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,081,490
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	4,090	4,421,167
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	1,610	1,734,018
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,812,150
Series E, 5.00%, 08/01/19	100	101,385
Series E, 5.00%, 08/01/21 (Call 08/01/19)	1,000	1,013,720
Series E, 5.00%, 08/01/22 (Call 08/01/19)	400	405,488
Series E, 5.00%, 08/01/23	3,000	3,415,080
Series E, 5.00%, 08/01/25	2,000	2,370,760
Series E, 5.00%, 08/01/25 (Call 08/01/19)	2,460	2,493,751
Series E, 5.00%, 08/01/27 (Call 08/01/19)	1,000	1,013,680
Series E, 5.00%, 08/01/27 (Call 08/01/26)	1,275	1,525,946
Series E, 5.00%, 08/01/27 (PR 08/01/19)	410	415,847
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,256,706
Series E, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,297,240
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,707,770
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,900,625
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,889,975
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,270,060
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	32,555
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,976,875
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,179,160
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,246,234
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	1,500	1,701,900
Series F-3, 5.00%, 12/01/25	2,000	2,386,140
Series G, 5.00%, 08/01/21	4,900	5,288,668
Series G, 5.00%, 08/01/22	1,500	1,664,235
Series G, 5.00%, 08/01/23	4,500	5,122,620
Series G-1, 5.00%, 04/01/22	1,000	1,099,260
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,730,825
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,976,326
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	2,930	3,203,281
Series H-1, 5.13%, 03/01/26 (Call 04/01/19)	10,000	10,026,100
Series I, 5.00%, 08/01/20	8,600	9,005,490
Series I, 5.00%, 08/01/21	1,215	1,311,374
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,754,907
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,133,140
Series I-1, 5.38%, 04/01/36 (Call 04/01/19)	90	90,239
Series I-1, 5.38%, 04/01/36 (PR 04/01/19)	2,410	2,417,085
Series J, 5.00%, 08/01/21	2,440	2,633,541
Series J, 5.00%, 08/01/22	1,500	1,664,235
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,325,120
Series J-1, 5.00%, 05/15/25 (Call 05/15/19)	275	276,777
Series J-1, 5.00%, 05/15/31 (Call 05/15/19)	935	940,732
Series J-1, 5.00%, 05/15/31 (PR 05/15/19)	565	568,944

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Subseries I-1, 5.00%, 08/01/19	$5,220	$5,292,297
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,069
City of New York NY GOL
Series D, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,195,800
Series D, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,936,100
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,113,109
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,238,410
Series C, 5.00%, 10/01/27	2,500	3,003,525
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	851,513
Hudson Yards Infrastructure Corp. RB 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,220,262
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	1,001,146
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	47,957
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	1,195	1,264,477
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	55	58,877
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	1,335	1,431,093
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	2,165	2,338,287
Series A, 4.00%, 02/15/44 (Call 02/15/27)	7,200	7,460,496
Series A, 5.00%, 02/15/22	1,285	1,411,740
Series A, 5.00%, 02/15/23	1,000	1,127,450
Series A, 5.00%, 02/15/26	800	960,464
Series A, 5.00%, 02/15/27	1,000	1,216,230
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,354,482
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,818,800
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,842,720
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,415,680
Series A, 5.00%, 02/15/42 (Call 02/15/27)	6,800	7,668,768
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,818,438
Long Island Power Authority RB 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,181,640
5.00%, 09/01/38 (Call 09/01/28)	15,750	18,095,805
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,475,960
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,113,620
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,058,040
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,549,664
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,101,380
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	501,495
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,800	1,811,358
Series A, 5.75%, 04/01/39 (PR 04/01/19)	3,700	3,711,766
Series A, 6.00%, 05/01/33 (PR 05/01/19)	4,000	4,028,360
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,913,065
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,458,760
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	559,010
Series B, 5.75%, 04/01/25 (PR 04/01/19)	1,050	1,053,339
Series B, 5.75%, 04/01/33 (PR 04/01/19)	1,395	1,399,436
Metropolitan Transportation Authority RB 4.00%, 11/15/37 (Call 05/15/28)	7,500	7,796,850
5.00%, 11/15/27 (Call 11/15/25)	5,000	5,776,600
5.00%, 11/15/29 (Call 11/15/25)	7,000	7,985,180
5.00%, 11/15/35 (Call 05/15/28)	535	612,259
Series A, 0.00%, 11/15/30(a)	9,555	6,505,617
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,676,835
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,115,220
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,710,696
Series A, 5.00%, 11/15/29 (Call 11/15/22)	3,000	3,329,730
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,263,557
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,294,488

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/41 (PR 11/15/21)	$500	$545,660
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,675,050
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,212,556
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,151,463
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,636,980
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	6,022,749
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,187,860
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	8,015,901
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,173,840
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,640,325
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,419,758
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,520,260
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,976,738
Series B, 5.00%, 11/15/22	5,140	5,697,176
Series B, 5.00%, 11/15/23	2,940	3,317,437
Series B, 5.00%, 11/15/24	14,455	16,603,302
Series B, 5.00%, 11/15/25	2,000	2,328,080
Series B, 5.00%, 11/15/26	3,000	3,533,730
Series B, 5.00%, 11/15/28	5,810	6,972,116
Series B, 5.00%, 11/15/34 (PR 11/15/19)	6,175	6,323,756
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	1,877,182
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,793,066
Series B, 5.25%, 11/15/23 (AMBAC)	210	239,295
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,169,040
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,145,180
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,197,597
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,131,825
Series C, 5.00%, 11/15/20	1,305	1,376,945
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	781,795
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	320,084
Series C, 5.00%, 11/15/41 (Call 11/15/22)	1,100	1,184,942
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,010,790
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,630,375
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	2,600	2,690,974
Series C-1, 5.00%, 11/15/23	2,000	2,256,760
Series C-1, 5.00%, 11/15/25	1,800	2,095,272
Series C-1, 5.00%, 11/15/27	4,000	4,764,080
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,305,259
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,397,976
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,597,400
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,754,036
Series C-2, 0.00%, 11/15/29(a)	1,195	849,537
Series C-2, 0.00%, 11/15/33(a)	1,040	618,030
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	1,000	1,026,930
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	1,750	1,797,670
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,024,520
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,055,160
Series D, 5.00%, 11/15/19	2,300	2,353,130
Series D, 5.00%, 11/15/20	2,155	2,273,805
Series D, 5.00%, 11/15/21	1,000	1,080,830
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,725,510
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,478,590
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,731,345
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,793,717
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	7,093,580
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,448,382
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,471,904
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	297,475

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.25%, 11/15/41 (PR 11/15/21)	$1,000	$1,097,901
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,577,513
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,311,964
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	658,911
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,285,508
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	799,655
Series F, 5.00%, 11/15/19	6,285	6,430,183
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,192,601
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,944,752
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	10,964,000
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,380,585
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	5,000	5,081,850
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,235,480
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,849,800
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,124,780
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	644,550
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 04/01/19) (FGIC)	290	292,065
5.00%, 03/01/46 (Call 04/01/19) (FGIC)	1,550	1,557,192
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,128,960
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	916,087
5.00%, 07/15/31 (Call 01/15/25) (SAW)	10,000	11,367,200
5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,159,890
5.00%, 07/15/40 (Call 07/15/21) (SAW)	2,575	2,740,315
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	729,538
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,600,600
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,095,060
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,069,210
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,269,407
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,684,170
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,254,080
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	4,525	4,942,793
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,922,584
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,466,734
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,129,370
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	175	177,237
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,610,640
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,279,840
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,698,585
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,534,600
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,514,140
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,628,650
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,761,104
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,856,900
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,001,200
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,279,815
New York City Transitional Finance Authority Future Tax Secured Revenue RB 4.00%, 08/01/35 (Call 08/01/27)	3,605	3,851,906
4.00%, 08/01/37 (Call 08/01/26)	1,080	1,136,700
4.00%, 08/01/42 (Call 08/01/27)	4,750	4,928,030
5.00%, 08/01/23	1,000	1,142,930
5.00%, 11/01/25 (Call 11/01/21)	1,505	1,630,261
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,707,153
5.00%, 11/01/28 (Call 11/01/21)	6,035	6,520,878

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/28 (Call 11/01/27)	$9,000	$10,974,330
5.00%, 08/01/30 (Call 08/01/27)	1,000	1,191,350
5.00%, 02/01/31 (Call 02/01/25)	2,250	2,567,385
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,495,286
5.00%, 05/01/32 (Call 05/01/23)	4,500	5,016,555
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,914,006
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,214,966
5.00%, 02/01/33 (Call 02/01/25)	1,710	1,937,122
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,129,310
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,448,500
5.00%, 08/01/34 (Call 08/01/24)	2,500	2,836,050
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,180,550
5.00%, 02/01/35 (Call 02/01/25)	2,630	2,960,880
5.00%, 08/01/35 (Call 08/01/24)	7,000	7,929,530
5.00%, 02/01/37 (Call 02/01/26)	3,635	4,121,363
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,218,190
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,702,567
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,606,528
5.00%, 05/01/40 (Call 05/01/28)	3,760	4,314,976
5.00%, 08/01/40 (Call 08/01/27)	5,000	5,682,000
5.00%, 08/01/42 (Call 08/01/28)	4,540	5,198,618
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,763,124
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,087,320
Series A, 5.00%, 11/01/20	1,000	1,055,060
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,086,760
Series A, 5.00%, 11/01/23 (Call 11/01/21)	1,000	1,085,670
Series A, 5.00%, 05/01/28 (Call 05/01/19)	940	944,860
Series A, 5.00%, 05/01/28 (PR 05/01/19)	770	774,250
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,361,100
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,121,350
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,903,375
Series A-1, 5.00%, 08/01/23	1,000	1,142,930
Series A-1, 5.00%, 08/01/24	1,500	1,756,485
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,848,457
Series A-1, 5.00%, 05/01/36 (Call 05/01/19)	1,000	1,004,750
Series A-1, 5.00%, 05/01/38 (Call 05/01/19)	1,260	1,265,884
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	844,725
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,669,700
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,856,378
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,112
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,102,730
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,103,230
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,193,102
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,083,345
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,169,110
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,526,410
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,277,680
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,231,040
Series C, 5.00%, 11/01/20	3,960	4,178,038
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,176,692
Series C, 5.00%, 11/01/29 (Call 05/01/27)	10,235	12,228,573
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,588,892
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	3,009,224
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	6,280	6,536,726
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	13,491,387
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	8,015	9,233,761
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,289,780
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,326,075
Series D, 5.00%, 02/01/31 (Call 02/01/21)	5,025	5,315,244
Series D, 5.00%, 02/01/35 (Call 02/01/21)	5,645	5,971,055

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	$2,000	$2,159,940
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,268,028
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,730,725
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,158,860
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,162,460
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	5,877,492
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,319,769
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,156,780
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	8,775,963
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	10,396,635
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,657,529
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	9,750	10,908,787
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,110,636
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,033,870
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	13,410	14,930,962
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,223,640
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,896,150
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,542,128
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,706,325
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,105,130
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,269,999
New York City Water & Sewer System RB 4.00%, 06/15/40 (Call 06/15/29)	3,000	3,168,450
4.63%, 06/15/46 (Call 06/15/23)	1,020	1,089,921
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,852,562
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,148,292
5.00%, 06/15/40 (Call 06/15/29)	3,000	3,511,740
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,061,451
5.50%, 06/15/40 (Call 06/15/19)	10,000	10,104,400
5.50%, 06/15/43 (Call 12/15/20)	5,160	5,463,821
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,202,060
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,835,172
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	22,176,749
Series BB, 5.00%, 06/15/27 (Call 06/15/19)	1,000	1,009,820
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,172,366
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,951,064
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,752,222
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	10,132,662
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	7,500	8,041,950
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	5,700	6,380,523
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,650,375
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	8,006,661
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,352,638
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,175,853
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	13,058,728
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,180,120
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	1,420	1,574,226
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	4,000	4,508,400
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,115,540
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,871,475
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	22,052,659
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	540	612,284
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,365,613
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,057,560
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,314,760
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	8,150	9,361,008
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,620,450
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,549,180
Series EE, 5.25%, 06/15/40 (Call 06/15/19)	9,675	9,767,590
Series FF, 5.00%, 06/15/21	2,300	2,478,871

Security	Par (000)	Value

New York (continued)
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	$1,000	$1,164,380
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	6,595	7,427,025
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	6,500	7,542,210
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	5,935	6,860,385
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,084,210
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	710	716,021
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,055,161
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,509,205
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	10,052,702
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	6,160	6,212,606
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	3,000	3,029,730
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,956,646
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	517,529
Series-EE, 5.38%, 06/15/43 (Call 12/15/20)	9,140	9,651,749
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	1,500	1,695,405
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,119,910
Series A, 0.00%, 11/15/47(a)	2,500	782,475
Series A, 0.00%, 11/15/55(a)	2,500	549,450
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,687,575
New York Liberty Development Corp. RB 5.00%, 12/15/41 (Call 12/15/21) (GOI)	6,540	7,029,061
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	108,629
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,911,753
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	1,000	1,125,930
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,079,730
New York State Dormitory Authority RB 4.00%, 05/15/20	1,350	1,388,408
4.00%, 03/15/43 (Call 09/15/28)	5,000	5,205,650
5.00%, 03/15/23	5,500	6,212,800
5.00%, 03/15/23 (Call 03/15/22)	2,500	2,746,275
5.00%, 03/15/24	1,550	1,793,908
5.00%, 03/15/25	3,000	3,552,240
5.00%, 03/15/25 (Call 03/15/24)	10,400	12,002,536
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,392,911
5.00%, 03/15/27	3,500	4,274,445
5.00%, 03/15/27 (Call 09/15/25)	5,815	6,874,319
5.00%, 03/15/28	1,250	1,542,050
5.00%, 03/15/28 (Call 09/15/25)	2,000	2,353,620
5.00%, 03/15/32 (Call 03/15/28)	2,500	2,982,000
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,614,100
5.00%, 03/15/33 (Call 03/15/28)	10,950	12,935,563
5.00%, 02/15/35 (Call 02/15/20)	15	15,433
5.00%, 03/15/35 (Call 03/15/27)	2,300	2,658,524
5.00%, 03/15/36 (Call 03/15/28)	5,000	5,834,900
5.00%, 03/15/40 (Call 09/15/28)	4,000	4,619,720
5.00%, 07/01/40 (Call 07/01/20)	3,500	3,630,690
5.00%, 03/15/42 (Call 03/15/28)	4,210	4,810,556
5.00%, 03/15/44 (Call 03/15/27)	10,000	11,261,000
5.00%, 03/15/44 (Call 03/15/28)	5,000	5,694,150
5.00%, 03/15/45 (Call 03/15/28)	10,000	11,374,600
5.00%, 03/15/45 (Call 09/15/28)	2,300	2,627,060
5.00%, 10/01/45	3,500	4,568,795
5.50%, 05/01/37 (PR 05/01/19)	850	855,364
5.75%, 05/01/37 (PR 05/01/19)	435	437,915
Series 1, 5.50%, 07/01/40 (AMBAC)	530	687,013
Series 2014, 5.00%, 02/15/20	3,920	4,045,910
Series 2015-B, 5.00%, 03/15/20	1,300	1,345,396
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,081,376

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	$4,635	$5,305,314
Series A, 4.00%, 03/15/47 (Call 03/15/28)	11,500	11,895,945
Series A, 5.00%, 03/15/19	1,000	1,001,070
Series A, 5.00%, 02/15/20	1,000	1,032,120
Series A, 5.00%, 03/15/20	1,000	1,034,920
Series A, 5.00%, 12/15/20	1,200	1,271,748
Series A, 5.00%, 02/15/21	11,305	12,038,921
Series A, 5.00%, 03/15/21	1,080	1,152,619
Series A, 5.00%, 03/15/22	3,940	4,330,690
Series A, 5.00%, 03/15/23	1,750	1,979,722
Series A, 5.00%, 02/15/24	3,000	3,465,330
Series A, 5.00%, 03/15/25	2,450	2,893,303
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,097,440
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,348,360
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,147,300
Series A, 5.00%, 12/15/26 (Call 12/15/22)	16,565	18,430,716
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,717,140
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,400	2,896,104
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,283,340
Series A, 5.00%, 03/15/28 (PR 03/15/19)	7,900	7,908,611
Series A, 5.00%, 10/01/28	2,000	2,537,660
Series A, 5.00%, 03/15/29 (Call 03/15/24)	2,000	2,280,240
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	7,116,540
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,113,127
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,635,773
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,525,720
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,893,022
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,145,829
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,326,540
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,132,520
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,722,000
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,046,125
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,358,285
Series A, 5.00%, 02/15/38 (Call 02/15/27)	1,000	1,138,560
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,749,438
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,712,775
Series A, 5.00%, 07/01/39 (PR 07/01/19)	2,070	2,093,267
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,387,900
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,163,840
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	532,525
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,646,700
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,693,155
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,090,650
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,843,315
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,127,410
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,197,960
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,422,950
Series A, 5.00%, 10/01/48	500	659,835
Series A, 5.25%, 05/15/21	1,000	1,058,620
Series A, 5.75%, 07/01/27 (NPFGC)	500	596,900
Series A-2, 5.00%, 10/01/46	2,000	2,623,260
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,137,200
Series B, 5.00%, 03/15/19	1,020	1,021,091
Series B, 5.00%, 03/15/21	1,500	1,600,860
Series B, 5.00%, 02/15/23	4,900	5,522,741
Series B, 5.00%, 02/15/25	3,525	4,155,658
Series B, 5.00%, 02/15/26	2,940	3,528,206
Series B, 5.00%, 03/15/28 (PR 03/15/19)	780	780,835
Series B, 5.00%, 02/15/29 (Call 08/15/27)	13,200	15,984,276
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,233,524

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/31 (Call 08/15/27)	$2,000	$2,372,380
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,412,520
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	6,940,386
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,827,150
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,621,845
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,156,230
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,142,451
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,120,570
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,246,591
Series B, 5.00%, 10/01/38 (Call 04/01/28)	5,700	6,731,529
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,385,374
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,133,200
Series B, 5.00%, 03/15/42 (Call 03/15/22)	13,500	14,543,145
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,232,780
Series B, 5.50%, 03/15/26 (AMBAC)	770	948,417
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,926,082
Series C, 5.00%, 03/15/26	4,000	4,819,400
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,134,490
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,131,430
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,457,115
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,082,022
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,250,700
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,123,830
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,728,645
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	7,938,521
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,177,900
Series D, 5.00%, 02/15/22	1,535	1,683,158
Series D, 5.00%, 02/15/23	1,705	1,921,688
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,792,995
Series D, 5.00%, 02/15/37 (Call 02/15/22)	1,800	1,939,698
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,528,955
Series E, 5.00%, 05/15/20	3,000	3,120,780
Series E, 5.00%, 02/15/23	1,000	1,127,090
Series E, 5.00%, 02/15/24	1,095	1,264,845
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	7,870,581
Series E, 5.00%, 02/15/35 (Call 02/15/20)	985	1,016,244
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,366,584
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/46 (Call 06/15/26)	2,500	2,585,925
Series A, 5.00%, 06/15/19	2,000	2,019,180
Series A, 5.00%, 06/15/22	1,020	1,132,863
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,298,267
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	829,433
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,322,240
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,500,394
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,454,778
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,129,060
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	11,553,700
Series E, 5.00%, 06/15/47 (Call 06/15/27)	3,500	3,975,685
New York State Thruway Authority, 5.00%, 01/01/27 (Call 01/01/22)	1,000	1,081,080
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	534,505
Series A, 5.00%, 04/01/22	1,610	1,773,882
Series A, 5.00%, 04/01/30 (Call 04/01/22)	500	545,850
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,127,440
New York State Thruway Authority RB 5.00%, 04/01/19	550	551,408
5.00%, 03/15/22 (Call 09/15/20)	7,480	7,858,563

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 01/01/29 (Call 01/01/25)	$2,000	$2,296,620
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,006,870
Series A, 5.00%, 05/01/19	11,875	11,936,750
Series A, 5.00%, 05/01/19 (AGM)	1,230	1,236,396
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,051,510
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,999,556
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,147,900
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,423,920
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,466,300
Series A, 5.25%, 03/15/19	15,100	15,117,214
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,766,242
Series B, 5.50%, 04/01/20 (AMBAC)	620	645,935
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	12,955,800
Series I, 5.00%, 01/01/37 (Call 01/01/22)	2,580	2,748,887
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,121,920
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,901,274
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,180,120
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,101,024
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,062,340
Series L, 5.00%, 01/01/21	2,185	2,320,492
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,074,835
New York State Urban Development Corp. RB
5.00%, 12/15/19	1,015	1,042,202
5.00%, 03/15/20	1,275	1,319,523
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,145,270
5.00%, 03/15/27 (Call 09/15/25)	10,000	11,828,400
5.00%, 03/15/28 (Call 03/15/19)	30	30,032
5.00%, 03/15/28 (PR 03/15/19)	220	220,240
5.00%, 03/15/29 (Call 03/15/23)	1,270	1,418,158
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,280,240
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,114,610
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,596,447
5.00%, 03/15/41 (Call 09/15/27)	2,640	3,000,545
5.00%, 03/15/41 (Call 09/15/28)	8,660	9,954,064
5.00%, 03/15/42 (Call 09/15/27)	1,500	1,701,255
5.50%, 03/15/24 (NPFGC)	1,090	1,287,672
Series A, 5.00%, 03/15/19	2,000	2,002,140
Series A, 5.00%, 03/15/20	2,050	2,121,586
Series A, 5.00%, 03/15/22	2,000	2,198,320
Series A, 5.00%, 03/15/23	11,620	13,125,952
Series A, 5.00%, 03/15/24	3,735	4,322,740
Series A, 5.00%, 03/15/25	5,000	5,904,700
Series A, 5.00%, 03/15/26	4,000	4,807,720
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	2,979,425
Series A, 5.00%, 03/15/30 (Call 03/15/27)	9,800	11,611,236
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,061,990
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,318,640
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	11,766,100
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,155,020
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,747,395
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,752,454
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,768,544
Series A-1, 5.00%, 03/15/22	2,015	2,214,807
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	2,670	3,013,549
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,179,562
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,258,158
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	7,042,176
Series A-2, 5.50%, 03/15/22 (NPFGC)	1,500	1,670,835
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	2,000	2,002,180
Series C, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,065,600

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/19	$8,300	$8,308,881
Series C, 5.00%, 03/15/20	1,500	1,552,380
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,053,120
Series C, 5.00%, 03/15/22	3,000	3,297,480
Series D, 5.00%, 03/15/21	4,900	5,229,476
Series D, 5.00%, 03/15/22	1,520	1,670,723
Series E, 5.00%, 03/15/21	3,520	3,756,685
Port Authority of New York & New Jersey RB 4.00%, 12/15/41 (Call 06/15/24)	1,000	1,029,550
4.00%, 09/01/43 (Call 09/01/28)	5,000	5,205,800
5.00%, 07/15/32 (Call 07/15/28)	3,080	3,721,626
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,369,790
5.00%, 07/15/35 (Call 07/15/20)	7,255	7,556,735
5.00%, 07/15/35 (Call 07/15/28)	1,000	1,183,080
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,408,560
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,162,935
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,019,490
5.00%, 09/01/48 (Call 09/01/28)	3,520	4,041,910
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	758,370
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,541,225
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,608,051
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,329,608
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,087,580
Series 179, 5.00%, 12/01/22	1,500	1,684,650
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,131,350
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,428,910
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,797,175
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,416,132
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,235,500
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,030,950
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,368,020
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,624,686
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,469,530
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	6,786,300
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,142,150
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,243,971
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,669,186
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,338,970
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,036,869
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,239,720
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,519,585
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	17,755	18,466,443
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	593,155
Sales Tax Asset Receivable Corp. RB 5.00%, 10/15/29 (Call 10/15/24)	1,860	2,155,628
Series A, 5.00%, 10/15/19	2,000	2,042,960
Series A, 5.00%, 10/15/20	4,200	4,432,764
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,344,540
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	4,974,710
Series A, 5.00%, 10/15/28 (Call 10/15/24)	5,000	5,820,650
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,072,330
State of New York GO, Series A, 5.00%, 02/15/39 (Call 04/01/19)	1,045	1,047,592
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,084,480
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,132,600
Triborough Bridge & Tunnel Authority RB 4.00%, 11/15/42 (Call 11/15/22)	4,685	4,765,395
4.00%, 11/15/47 (Call 05/15/28)	3,000	3,105,240
5.00%, 11/15/42 (Call 11/15/27)	1,500	1,716,975

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 11/15/44 (Call 05/15/28)	$4,000	$4,591,120
5.50%, 11/15/21 (NPFGC)	8,500	9,359,605
Series A, 0.00%, 11/15/30(a)	10,800	7,481,268
Series A, 0.00%, 11/15/31(a)	2,000	1,321,680
Series A, 0.00%, 11/15/32(a)	1,800	1,129,464
Series A, 5.00%, 11/15/22	3,360	3,757,387
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	777,249
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,095,850
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	750,657
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,254,600
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,172,560
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,125,140
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,137,340
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,700,322
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,375,449
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,125	4,666,282
Series B, 0.00%, 11/15/32(a)	4,745	2,997,511
Series B, 5.00%, 11/15/20	3,630	3,838,906
Series B, 5.00%, 11/15/21	30	32,665
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,119,030
Series B, 5.00%, 11/15/26 (Call 11/15/22)	1,355	1,511,123
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,778,288
Series B, 5.00%, 11/15/30	1,000	1,264,530
Series B, 5.00%, 11/15/31	1,000	1,273,110
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,188,360
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,325,560
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,518,258
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,307,120
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,563,742
Series C, 5.00%, 11/15/25	3,000	3,620,100
Utility Debt Securitization Authority RB 5.00%, 12/15/33 (Call 12/15/25)	4,440	5,157,149
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,158,925
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,162,037
5.00%, 12/15/39 (Call 12/15/27)	4,250	4,927,067
5.00%, 12/15/40 (Call 12/15/27)	2,355	2,721,414
5.00%, 12/15/41 (Call 12/15/27)	3,000	3,459,150
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,392,260
Series A, 5.00%, 12/15/35 (Call 06/15/26)	4,500	5,195,475
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,719,584
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,813,043
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	523,544
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,388,225
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,379,290
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	16,195	18,125,444

		2,532,135,065

North Carolina — 1.4%
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/21	3,975	4,280,558
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,125,540
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,039,750
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,131,578
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,336,242
County of Wake NCGO
5.00%, 03/01/19	1,000	1,000,000
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	2,939,200
Series C, 5.00%, 03/01/21	2,100	2,239,419
Series C, 5.00%, 03/01/25	6,600	7,815,786

Security	Par (000)	Value

North Carolina (continued)
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	$1,000	$1,133,070
5.00%, 10/01/55 (Call 10/01/25)	4,500	5,055,660
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,291,180
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	527,475
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,351,830
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,339,040
Series B, 6.00%, 01/01/22 (ETM)	390	436,511
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,532,800
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,179,020
North Carolina Turnpike Authority RB 4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,046,580
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,221,140
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,591,245
Raleigh Durham Airport Authority RB, Series A, 5.00%, 05/01/32 (Call 05/01/20)	630	651,723
State of North Carolina GO 5.00%, 05/01/21	2,200	2,358,246
Series A, 5.00%, 03/01/19	3,000	3,000,000
Series A, 5.00%, 06/01/22	7,900	8,743,009
Series A, 5.00%, 06/01/23	15,770	17,934,433
Series A, 5.00%, 06/01/26	1,000	1,213,640
Series A, 5.00%, 06/01/27 (Call 06/01/26)	6,940	8,377,205
Series B, 5.00%, 06/01/19	5,215	5,258,180
Series C, 4.00%, 05/01/21	1,000	1,050,580
Series E, 5.00%, 05/01/19	8,000	8,043,680
Series E, 5.00%, 05/01/20	3,000	3,117,240
State of North Carolina RB 5.00%, 03/01/20	2,000	2,065,420
5.00%, 03/01/21	2,500	2,661,900
5.00%, 03/01/22	2,500	2,738,675
5.00%, 03/01/24	2,000	2,302,060
5.00%, 05/01/24	4,505	5,228,323
5.00%, 05/01/29 (Call 05/01/27)	1,000	1,206,640
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,283,000
5.25%, 03/01/20 (PR 03/01/19)	1,120	1,120,000
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,558,440
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	863,330
Series B, 5.00%, 05/01/25	5,000	5,919,700
Series B, 5.00%, 06/01/26	1,000	1,207,610
Series B, 5.00%, 05/01/27	2,000	2,445,140
Series B, 5.00%, 05/01/28 (Call 05/01/27)	5,000	6,078,150
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,725,345
Series C, 5.00%, 05/01/30 (PR 05/01/21)	1,000	1,071,390
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	1,000	1,119,110

		154,955,793

Ohio — 1.2%
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	24,218
5.25%, 12/01/30 (NPFGC)	1,000	1,283,300
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	1,000	1,044,380
Series 1, 5.00%, 07/01/23	1,850	2,104,172
Series 2017-1, 5.00%, 04/01/24	3,870	4,476,816
City of Columbus OH Sewerage Revenue RB 5.00%, 06/01/28 (Call 12/01/24)	2,000	2,327,220
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,847,592

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 06/01/32 (Call 06/01/26)	$2,525	$2,938,115
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	8,578,288
County of Hamilton OH Sales Tax Revenue RB
4.00%, 12/01/32 (Call 12/01/26)	1,000	1,069,730
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,172,070
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	8,705,863
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	1,000	1,024,170
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,219,482
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,208,720
Ohio Turnpike & Infrastructure Commission RB 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,182,988
4.00%, 02/15/46 (Call 02/15/28)	6,795	6,903,856
5.00%, 02/15/48 (Call 02/15/23)	6,500	6,982,625
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,113,050
Series A, 5.00%, 02/15/31 (PR 02/15/20)	1,500	1,548,180
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,348,380
Series A-2, 0.00%, 02/15/37(a)	6,880	3,553,864
Series A-2, 0.00%, 02/15/40(a)	2,500	1,109,500
Series A-2, 0.00%, 02/15/41(a)	7,095	3,007,996
Ohio University RB, Series A, 5.00%, 12/01/44
(Call 06/01/27)	2,000	2,242,280
Ohio Water Development Authority RB 5.00%, 06/01/28 (Call 03/01/28)	2,000	2,467,860
5.00%, 06/01/29 (Call 03/01/29)	5,000	6,213,200
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/22	1,175	1,299,209
5.00%, 12/01/23	9,590	11,027,349
5.00%, 12/01/25	3,930	4,708,022
Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,025,170
State of Ohio GO 5.00%, 09/15/25	2,795	3,334,351
5.00%, 09/15/27	3,500	4,302,690
Series A, 5.00%, 09/15/22	2,055	2,289,928
Series A, 5.00%, 12/15/23	10,500	12,069,330
Series A, 5.00%, 09/15/24	2,500	2,922,550
Series B, 5.00%, 09/15/26	2,000	2,425,340
Series C, 5.00%, 09/15/21	1,000	1,082,980
Series C, 5.00%, 08/01/25	1,000	1,190,030
Series C, 5.00%, 08/01/27	2,130	2,613,851
Series U, 5.00%, 05/01/27	2,000	2,446,820
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,175,310
Upper Arlington City School District GO, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,141,930

		134,752,775

Oklahoma — 0.4%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,600	3,131,414
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,371,742
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,244,360
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	522,400
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,054,484
Oklahoma Turnpike Authority RB 4.00%, 01/01/48 (Call 01/01/27)	2,000	2,059,480
5.00%, 01/01/43 (Call 01/01/27)	2,355	2,656,087

Security	Par (000)	Value

Oklahoma (continued)
Series A, 4.00%, 01/01/47 (Call 01/01/26)	$2,000	$2,061,620
Series A, 5.00%, 01/01/20	3,500	3,597,370
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,059,190
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,703,236
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	530,445
Series C, 5.00%, 01/01/47 (Call 01/01/27)	1,955	2,198,495
Series D, 5.00%, 01/01/25	2,250	2,644,088
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,061,120

		39,895,531

Oregon — 0.6%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,610,580
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,030,010
Series B, 5.00%, 06/15/22	2,000	2,211,820
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,717,688
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	1,840	1,918,697
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,076,920
Oregon State Lottery RB 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,515,550
Series A, 5.25%, 04/01/26 (PR 04/01/19)	3,475	3,484,730
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,512,945
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,331,240
Salem-Keizer School District No. 24J GO 5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,469,738
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,852,400
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,166,140
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,162,090
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/28 (Call 11/15/24)	2,500	2,897,675
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,156,740
Series A, 5.00%, 11/15/31 (Call 11/15/24)	7,015	8,085,980
Series A, 5.00%, 11/15/33 (PR 05/15/19)	1,070	1,077,340
State of Oregon GO, Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,313,116
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,915,525
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,903,450
Washington County School District No. 1 West Union GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,593,598

		64,003,972

Pennsylvania — 3.2%
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	516,765
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,117,080
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	1,500	1,770,465
City of Philadelphia PA Water & Wastewater Revenue RB 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,491,720
Series A, 5.00%, 01/01/41 (Call 01/01/21)	2,680	2,794,248
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,343,103
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	4,835,777
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,112,500
Series C, 5.00%, 08/01/40 (PR 08/01/20) (AGM)	1,000	1,046,570

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	$2,000	$2,081,240
5.00%, 03/15/20	3,000	3,100,380
5.00%, 01/01/25	2,500	2,903,350
5.00%, 09/15/26	1,000	1,188,010
5.00%, 01/15/27	4,625	5,511,659
5.00%, 03/15/31 (Call 03/15/25)	8,400	9,563,400
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,227,520
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,813,575
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,044,630
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,468,633
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,127,260
First Series, 5.00%, 07/01/19	1,000	1,010,880
First Series, 5.00%, 06/01/20	1,000	1,040,100
First Series, 5.00%, 03/15/21	2,000	2,129,520
First Series, 5.00%, 07/01/21	1,765	1,894,392
First Series, 5.00%, 07/01/22	1,000	1,103,520
First Series, 5.00%, 08/15/22	2,500	2,767,850
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,830,958
First Series, 5.00%, 01/01/23	2,500	2,791,550
First Series, 5.00%, 03/15/23	2,000	2,249,020
First Series, 5.00%, 04/01/23	1,000	1,123,630
First Series, 5.00%, 08/15/23	2,930	3,321,038
First Series, 5.00%, 01/01/24	1,500	1,714,785
First Series, 5.00%, 06/15/24	2,000	2,308,880
First Series, 5.00%, 08/15/24	2,000	2,316,920
First Series, 5.00%, 09/15/24	4,000	4,641,760
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,177,660
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,632,150
First Series, 5.00%, 08/15/25	3,000	3,525,060
First Series, 5.00%, 01/01/26	2,000	2,353,560
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,812,098
First Series, 5.00%, 09/15/26	2,340	2,779,943
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,122,240
First Series, 5.00%, 01/01/27	2,000	2,380,840
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,210,580
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	14,234,400
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,177,660
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,650,640
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,384,450
Second Series, 5.00%, 05/01/19	780	784,118
Second Series, 5.00%, 07/01/19	1,475	1,491,048
Second Series, 5.00%, 05/01/20	755	783,260
Second Series, 5.00%, 07/01/20	1,255	1,308,664
Second Series, 5.00%, 01/15/21	1,000	1,059,890
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,558,440
Second Series, 5.00%, 07/01/21	500	536,655
Second Series, 5.00%, 09/15/21	3,500	3,778,670
Second Series, 5.00%, 01/15/22	2,300	2,506,402
Second Series, 5.00%, 10/15/23	1,200	1,365,336
Second Series, 5.00%, 01/15/24	1,300	1,487,421
Second Series, 5.00%, 01/15/25	1,365	1,586,389
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,738,240
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,118,120
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,112,490
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,830,121
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,769,675
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,141,060
Series T, 5.00%, 07/01/21	1,000	1,073,310
Series T, 5.00%, 07/01/22	1,700	1,875,984

Security	Par (000)	Value

Pennsylvania (continued)
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41 (Call 11/01/26)	$1,500	$1,676,670
County of Chester PA GO 5.00%, 07/15/28 (Call 07/15/19)	295	298,531
5.00%, 07/15/28 (PR 07/15/19)	1,115	1,128,793
Delaware River Joint Toll Bridge Commission RB 5.00%, 07/01/42 (Call 07/01/27)	1,565	1,773,145
5.00%, 07/01/47 (Call 07/01/27)	3,000	3,381,420
Delaware River Port Authority RB 5.00%, 01/01/21	1,000	1,058,840
5.00%, 01/01/23	500	558,115
5.00%, 01/01/26	1,750	2,076,445
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,224,800
5.00%, 01/01/39 (Call 01/01/29)	875	1,019,191
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,665,030
Series D, 5.00%, 01/01/35 (PR 01/01/20)	3,875	3,983,423
Series D, 5.00%, 01/01/40 (PR 01/01/20) (AGM)	500	513,990
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	610	748,452
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21 (Call 03/21/19)	1,515	1,517,409
Series A, 5.00%, 07/01/19	1,225	1,238,487
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45 (Call 03/01/25)	3,525	3,923,642
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	42,325
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	706,385
Pennsylvania State University RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,310,207
Pennsylvania Turnpike Commission RB 0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	1,928,180
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	1,967,125
5.00%, 06/01/20	2,000	2,079,440
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,335,640
5.00%, 12/01/38 (PR 12/01/19)	2,500	2,561,975
5.50%, 12/01/34 (PR 12/01/20)	500	532,990
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,611,795
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	3,914,960
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,084,432
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,202,085
Series A, 5.00%, 12/01/42 (Call 12/01/21)	4,550	4,771,585
Series A, 5.00%, 12/01/42 (PR 12/01/21)	175	190,549
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,074,419
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,130,720
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,160,370
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,628,910
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,631,890
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,785,925
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,102,941
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,635	17,073,733
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,491,000
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,452,720
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	512,020
Series B, 5.00%, 06/01/29 (PR 06/01/19)	2,000	2,016,416
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,193,600
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	4,897,030
Series B, 5.25%, 06/01/24 (PR 06/01/19)	575	580,077
Series B, 5.25%, 06/01/39 (PR 06/01/19)	2,780	2,804,547
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,250	5,302,658
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,176,180

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	$2,500	$2,924,675
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,824,750
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,644,510
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,469,620
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,267,630
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,153,991
Series D, 5.50%, 12/01/41 (PR 12/01/19)	10,000	10,284,600
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	888,977
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,567,752
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,649,385
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,297,080
5.50%, 06/01/28 (AGM, SAW)	470	571,920
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,138,920

		362,374,284

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,249,360
Series A, 5.25%, 06/15/19 (ETM) (AGC)	1,200	1,212,480
Series B, 5.00%, 06/15/26	2,500	2,970,225
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,861,525
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	2,000	2,439,780

		11,733,370

South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,390,490
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,255,840
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	531,820
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	1,000	1,051,380
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,051,420
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,263,800
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,333,870
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,511,956
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,137,900
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,014,735
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,360,600
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,234,964
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,197,940
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,188,216
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,509,600
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,223,590
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,555,400
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,571,010
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,613,850
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	2,003,762
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,753,669
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,373,600
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,035,520
Series A, 5.00%, 10/01/24	1,000	1,162,070
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	510,250

Security	Par (000)	Value

South Carolina (continued)
Series B, 3.38%, 10/01/32 (Call 10/01/22)	$1,000	$1,004,370
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	721,442
State of South Carolina GO
Series A, 4.00%, 04/01/22 (Call 04/01/20)	1,000	1,023,830
Series A, 5.00%, 06/01/19	5,400	5,444,172

		74,031,066

Tennessee — 0.7%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,353,720
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,304,550
Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,775	2,894,602
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,898,800
Series A, 5.00%, 03/01/24	1,000	1,155,680
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,088,345
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,607,868
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,326,450
5.00%, 07/01/19	750	758,235
5.00%, 07/01/20	2,000	2,088,760
5.00%, 07/01/22	7,875	8,730,619
5.00%, 07/01/23 (Call 07/01/22)	3,810	4,220,032
5.00%, 07/01/23 (PR 07/01/22)	190	210,182
5.00%, 07/01/27	1,000	1,223,920
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,657,090
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,025,000
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,467,375
State of Tennessee GO
Series A, 5.00%, 08/01/19	3,725	3,776,889
Series A, 5.00%, 08/01/21	1,000	1,080,060
Series A, 5.00%, 08/01/22	4,925	5,476,354
Tennessee State School Bond Authority RB 5.00%, 11/01/40 (Call 11/01/25) (HERBIP)	4,025	4,552,396
5.00%, 11/01/43 (Call 11/01/22) (HERBIP)	2,595	2,834,129
5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,729,250

		79,460,306

Texas — 8.8%
Aldine Independent School District GO 4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,051,140
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,522,200
Alvin Independent School District/TX GO, Series B, 3.00%, 02/15/33 (Put 08/14/19) (PSF)(b)(c)	2,000	2,010,920
Austin Community College District GOL 4.00%, 08/01/40 (Call 08/01/25)	1,500	1,553,925
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,578,435
Central Texas Regional Mobility Authority RB 5.00%, 01/01/40 (Call 01/01/26)	6,355	6,985,416
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,658,264
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,450,784
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,075,040
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	6,636,064
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,658,500
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,715,550
Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	519,090

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB 0.00%, 08/15/21 (AMBAC)(a)	$385	$366,878
0.00%, 08/15/21 (ETM) (AMBAC)(a)	115	110,012
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,323,367
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	465,240
Series B, 5.00%, 08/15/37 (Call 08/15/24)	1,500	1,670,295
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,169,540
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,622,640
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	4,846,570
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,895,032
City of Austin TX Electric Utility Revenue RB 5.00%, 11/15/40 (Call 11/15/22)	1,000	1,093,050
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,246,280
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/37 (Call 11/15/22)	1,000	1,099,760
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,682,576
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,074,530
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,132,030
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,768,240
5.00%, 11/15/42 (Call 11/15/27)	5,000	5,715,050
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,023,530
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 04/01/19) (AMBAC)	5	5,012
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,211,820
City of Dallas TX GOL 5.00%, 02/15/23	1,620	1,817,235
5.00%, 02/15/24	1,800	2,064,222
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,698,945
Series A, 5.00%, 02/15/20	605	624,142
Series A, 5.00%, 02/15/20 (ETM)	5	5,156
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/39 (Call 10/01/20)	700	732,522
5.00%, 10/01/39 (PR 10/01/20)	150	157,803
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,608,495
5.00%, 10/01/46 (Call 10/01/27)	2,500	2,834,075
Series A, 5.00%, 10/01/24	3,000	3,498,300
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,660,218
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,243,380
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,659,550
City of Garland TX Electric Utility System Revenue RB 4.00%, 03/01/49 (Call 03/01/29)	1,000	1,017,850
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,273,600
City of Houston TX Airport System Revenue RB 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,494,053
5.00%, 07/01/37 (Call 07/01/28)	1,500	1,735,275
5.00%, 07/01/39 (Call 07/01/28)	1,495	1,714,496
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,942,473
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,509,838
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,627,425
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,083,280
City of Houston TX Combined Utility System Revenue RB 6.00%, 11/15/36 (PR 05/15/19) (AGC)	1,000	1,008,676
Series A, 5.25%, 11/15/28 (PR 11/15/20)	2,035	2,157,426
Series A, 5.25%, 11/15/31 (PR 11/15/20)	1,000	1,060,160
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,084,360
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,612,440
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,552,440

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/15/43 (Call 11/15/23)	$1,000	$1,100,150
Series C, 5.00%, 05/15/20	2,525	2,623,273
Series C, 5.00%, 05/15/22	2,500	2,753,425
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,454,080
Series C, 5.00%, 05/15/28 (Call 05/15/24)	1,300	1,489,839
Series D, 5.00%, 11/15/21	890	966,593
Series D, 5.00%, 11/15/33 (Call 11/15/21)	1,000	1,079,730
Series D, 5.00%, 11/15/36 (Call 11/15/21)	2,650	2,854,739
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,226,940
City of Houston TX GOL
Series 2009A, 5.00%, 03/01/27 (Call 04/01/19)	105	105,249
Series A, 5.00%, 03/01/19	1,030	1,030,000
Series A, 5.00%, 03/01/20	1,000	1,032,410
Series A, 5.00%, 03/01/24	2,000	2,295,880
Series A, 5.00%, 03/01/25	2,350	2,747,902
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,752,859
Series A, 5.00%, 03/01/27 (PR 03/01/19)	895	895,000
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,035,971
City of San Antonio Texas Electric & Gas Systems Revenue RB 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,019,090
5.00%, 02/01/20	1,000	1,030,430
5.00%, 02/01/21	2,500	2,658,125
5.00%, 02/01/22	5,400	5,909,598
5.00%, 02/01/23	1,040	1,170,062
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,813,415
5.00%, 02/01/48 (Call 02/01/23)	10,250	11,126,477
5.25%, 02/01/24	2,620	3,047,322
5.25%, 02/01/25	1,370	1,629,314
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/21	1,500	1,595,160
5.00%, 02/01/26	1,700	2,032,248
5.00%, 02/01/27	3,000	3,637,230
5.00%, 02/01/47 (Call 02/01/27)	7,500	8,431,275
County of Bexar TX GOL 4.00%, 06/15/41 (Call 06/15/26)	2,035	2,111,964
5.00%, 06/15/38 (Call 06/15/24)	7,670	8,673,313
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,405,988
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,383,730
County of Harris TX GO 5.00%, 10/01/27 (Call 10/01/25)	1,605	1,915,327
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,572,065
Series A, 5.00%, 10/01/25	1,000	1,187,900
Series C, 5.25%, 08/15/19 (AGM)	1,500	1,523,940
County of Harris TX RB 5.00%, 08/15/38 (Call 08/15/19)	435	441,207
5.00%, 08/15/38 (PR 08/15/19)	565	573,368
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,324,240
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,938,989
Series C, 5.00%, 08/15/24 (PR 08/15/19)	500	507,630
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,284,520
Series C, 5.00%, 08/15/49 (Call 08/15/19)	1,000	1,013,270
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,060,620
Cypress-Fairbanks Independent School District GO 4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,110,946
5.00%, 02/15/26 (PSF)	4,775	5,725,893
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	1,000	1,009,920
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,151,840
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,427,726

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Area Rapid Transit RB 5.00%, 12/01/42 (Call 12/01/22)	$3,330	$3,653,343
5.25%, 12/01/29 (AMBAC)	1,050	1,332,996
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,524,354
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,450,264
Dallas Independent School District GO 4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,073,980
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,102,550
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	550,925
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (Call 11/01/20)	1,000	1,039,510
Series A, 5.00%, 11/01/45 (Call 11/01/20)	500	519,510
Series A, 5.25%, 11/01/38 (Call 11/01/20)	500	523,105
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,046,340
Series B, 5.00%, 11/01/38 (Call 11/01/22)	1,000	1,077,570
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,608,780
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,112,960
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,101,790
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,124,810
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,133,960
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,091,000
Denton Independent School District GO 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,537,065
5.00%, 08/15/48 (Call 08/15/27) (PSF)	2,000	2,266,540
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,254,780
Fort Bend Grand Parkway Toll Road Authority RB, 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,080,860
Fort Worth Independent School District GO, 5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,060,910
Grand Parkway Transportation Corp. RB
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,481,080
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,299,500
Series A, 5.00%, 10/01/43 (Call 04/01/28)	7,500	8,512,575
Series A, 5.00%, 10/01/48 (Call 04/01/28)	9,965	11,234,740
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,653,765
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	1,922,020
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,128,350
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,457,020
Harris County Flood Control District GOL 5.00%, 10/01/26 (Call 10/01/24)	1,025	1,198,799
Series A, 5.25%, 10/01/21	1,115	1,214,625
Series A, 5.25%, 10/01/21 (ETM)	285	309,855
Harris County Flood Control District RB
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,600,286
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,052,820
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,375,320
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,538,230
Series A, 5.00%, 08/15/43 (Call 02/15/28)	2,000	2,267,120
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	450,438
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	474,020
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,579,832
Houston Community College System GOL 4.00%, 02/15/43 (Call 02/15/23)	5,000	5,055,050
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,208,900
5.00%, 02/15/36 (Call 02/15/20)	500	514,095
Houston Independent School District GOL 5.00%, 02/15/25 (PSF)	2,670	3,140,614
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,204,940

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	$2,250	$2,669,918
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,850,750
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	13,650	13,946,614
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,079,680
Leander Independent School District GO 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,213,976
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,686,390
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,763,157
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	208,104
Lewisville Independent School District GO
Series A, 5.00%, 08/15/20 (PSF)	3,610	3,783,280
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,167,930
Lower Colorado River Authority RB 5.00%, 05/15/40 (Call 05/15/20)	1,500	1,548,000
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,434,381
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,124,420
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,485,192
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,066,640
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,075,650
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,072,970
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	688,638
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	652,626
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	1,000	1,027,120
North Texas Tollway Authority RB 0.00%, 01/01/33 (AGC)(a)	3,450	2,194,614
0.00%, 01/01/37 (AGC)(a)	3,250	1,736,703
0.00%, 09/01/43 (PR 09/01/31)(a)	500	565,905
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,549,935
5.00%, 01/01/25 (Call 01/01/24)	1,500	1,707,345
5.00%, 01/01/28 (Call 01/01/26)	1,500	1,753,620
5.00%, 01/01/35 (Call 01/01/27)	1,900	2,169,496
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,109,740
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,076,920
6.00%, 01/01/43 (PR 01/01/21)	250	269,230
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,486,166
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	3,683,974
Series A, 5.00%, 01/01/20	2,120	2,177,367
Series A, 5.00%, 01/01/22	3,300	3,597,033
Series A, 5.00%, 01/01/23	5,375	6,016,667
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	558,115
Series A, 5.00%, 01/01/25 (Call 01/01/24)	1,000	1,138,230
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,485,141
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,375	4,971,138
Series A, 5.00%, 01/01/27 (Call 01/01/24)	5,000	5,664,050
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,670,278
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	7,887,460
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,244,360
Series A, 5.00%, 01/01/34	2,425	2,965,872
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,146,760
Series A, 5.00%, 01/01/35	1,000	1,225,490
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,137,500
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,085,720
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,325,019
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,780,950

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 01/01/39 (Call 01/01/28)	$2,500	$2,846,375
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,550	2,870,382
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,818,458
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,751,361
Series A, 6.00%, 01/01/28 (Call 04/01/19)	190	190,572
Series A, 6.25%, 01/01/39 (Call 04/01/19)	190	190,600
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	722,990
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	711,100
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	556,745
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	166,029
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	171,806
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,235,400
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	228,688
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,343,987
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,048,110
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,114,475
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,321,554
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,944,233
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,933,208
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	618,695
Series C, 5.25%, 01/01/44 (Call 04/01/19)	2,300	2,305,313
Series C, 6.00%, 01/01/25 (Call 04/01/19)	185	185,562
Series D, 0.00%, 01/01/31 (AGC)(a)	965	671,881
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,766,912
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	755,762
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,268,601
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	7,336,290
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,280,725
Permanent University Fund - University of Texas System RB 5.00%, 07/01/41 (Call 07/01/23)	4,030	4,485,632
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,161,030
Plano Independent School District GO
Series B, 5.00%, 02/15/20 (PSF)	3,000	3,094,920
Series B, 5.00%, 02/15/21 (PSF)	2,000	2,127,860
Richardson Independent School District GO, 5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,761,600
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,877,200
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,693,180
San Antonio Public Facilities Corp. RB 4.00%, 09/15/32 (Call 09/15/22)	1,500	1,558,995
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,668,112
San Antonio Water System RB 5.00%, 05/15/27 (Call 05/15/22)	1,000	1,096,130
Series A, 5.00%, 05/15/48 (Call 05/15/28)	10,720	12,205,256
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,200,180
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,411,796
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,366,937
State of Texas GO 4.00%, 10/01/31 (Call 04/01/24)	2,500	2,655,500
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,267,380
5.00%, 04/01/19	7,000	7,017,570
5.00%, 04/01/20	5,830	6,037,839
5.00%, 10/01/20	1,500	1,577,790
5.00%, 04/01/22	6,860	7,538,728
5.00%, 10/01/22	1,000	1,114,210
5.00%, 04/01/24	5,000	5,778,750
5.00%, 10/01/24 (Call 04/01/24)	2,600	3,006,328

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/25 (Call 04/01/24)	$4,240	$4,889,271
5.00%, 10/01/26 (Call 10/01/25)	5,800	6,885,876
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,291,620
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,574,920
5.00%, 10/01/27 (Call 10/01/25)	4,000	4,729,920
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,282,280
5.00%, 10/01/33 (Call 10/01/27)	7,800	9,207,510
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,867,002
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,627,725
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,121,650
5.00%, 10/01/36 (Call 10/01/25)	1,995	2,283,816
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,234,990
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,298,805
5.00%, 04/01/46 (Call 04/01/26)	1,780	1,997,107
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,135,760
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,064,020
Series A, 5.00%, 10/01/21	1,200	1,300,320
Series A, 5.00%, 10/01/22	2,000	2,228,420
Series A, 5.00%, 10/01/23	1,000	1,142,920
Series A, 5.00%, 10/01/24	3,610	4,217,960
Series A, 5.00%, 10/01/26 (Call 10/01/24)	1,000	1,162,070
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,761,750
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,398,820
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	15,256,741
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,063,620
Tarrant Regional Water District RB, 5.00%, 03/01/37 (Call 03/01/22)	3,000	3,248,010
Texas A&M University RB, Series E, 5.00%, 05/15/25	1,500	1,776,360
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,066,410
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	7,837,206
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,229,536
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	1,899,380
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/19	2,915	2,972,484
5.00%, 04/01/20	7,525	7,797,330
5.00%, 10/01/20	5,500	5,789,630
5.00%, 10/01/21	7,300	7,914,149
5.00%, 10/01/22	1,000	1,115,310
5.00%, 04/01/24	3,465	4,001,036
5.00%, 04/01/25 (Call 04/01/24)	1,150	1,330,320
5.00%, 10/01/26	2,905	3,513,656
Series A, 5.00%, 10/01/19	1,500	1,529,580
Series A, 5.00%, 04/01/21	1,050	1,121,568
Series A, 5.00%, 10/01/21	1,500	1,626,195
Series A, 5.00%, 04/01/22	4,550	5,004,499
Series A, 5.00%, 04/01/23	5,020	5,668,032
Series A, 5.00%, 10/01/24	4,525	5,281,806
Texas Water Development Board RB 4.00%, 08/01/19	100	100,967
4.00%, 10/15/34 (Call 10/15/28)	5,000	5,421,550
4.00%, 10/15/43 (Call 10/15/28)	7,000	7,313,110
5.00%, 04/15/30 (Call 10/15/28)	1,000	1,222,160
5.00%, 10/15/32 (Call 10/15/28)	7,000	8,423,100
5.00%, 10/15/43 (Call 04/15/28)	3,000	3,441,990
5.00%, 04/15/49 (Call 10/15/28)	3,700	4,245,417
Series A, 4.00%, 10/15/32 (Call 10/15/27)	1,450	1,581,573
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,171,760
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,194,550

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 10/15/34 (Call 10/15/27)	$1,000	$1,081,360
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,202,200
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,508,017
Series A, 4.00%, 10/15/45 (Call 10/15/25)	2,000	2,054,760
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,891,231
Series A, 5.00%, 04/15/24	5,500	6,362,070
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,214,900
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,160,490
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,194,050
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,006,635
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,846,875
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,418,180
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,632,784
University of Texas System (The) RB 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,235,667
5.00%, 08/15/25	2,500	2,977,425
Series A, 5.00%, 08/15/22	4,715	5,241,901
Series A, 5.00%, 08/15/23	10,000	11,408,100
Series B, 5.00%, 08/15/19	5,880	5,969,200
Series B, 5.00%, 08/15/21	2,445	2,641,382
Series B, 5.00%, 08/15/26	6,000	7,272,060
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,093,790
Series C, 5.00%, 08/15/20	1,355	1,420,636
Series D, 5.00%, 08/15/21	600	648,192
Series D, 5.00%, 08/15/24	2,200	2,565,970
Series D, 5.00%, 08/15/25	3,910	4,656,693
Series E, 5.00%, 08/15/26	3,335	4,042,053
Series E, 5.00%, 08/15/27	3,805	4,681,938
Series F, 5.00%, 08/15/47	2,000	2,617,160
Series J, 5.00%, 08/15/25	1,600	1,905,552
Series J, 5.00%, 08/15/26	2,000	2,424,020
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,303,502

		1,001,972,024

Utah — 0.5%
Salt Lake City Corp. Airport Revenue RB 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,271,560
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,097,089
State of Utah GO 5.00%, 07/01/23	1,500	1,709,445
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,353,920
5.00%, 07/01/26	5,140	6,238,264
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,384,000
Series A, 4.00%, 07/01/21	1,600	1,687,008
Series A, 5.00%, 07/01/19	1,500	1,516,515
Series A, 5.00%, 07/01/20	2,380	2,485,934
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,119,872
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,970,544
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	3,000	3,420,090
Utah Transit Authority RB 5.00%, 06/15/42 (Call 06/15/22)	7,075	7,628,902
5.00%, 06/15/42 (PR 06/15/22)	600	661,890
Series A, 5.00%, 06/15/24	4,000	4,648,360
Series A, 5.00%, 06/15/25	3,520	4,177,923

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 06/15/26 (Call 06/15/25)	$3,440	$4,060,610
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,237,935

		61,669,861

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,123,190

Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District RB 5.00%, 07/01/46 (Call 07/01/26)	7,000	7,629,580
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,389,760
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,204,780
City of Richmond VA RB 5.00%, 01/15/32 (Call 01/15/26)	2,020	2,346,250
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,365,360
Commonwealth of Virginia GO 5.00%, 06/01/20 (Call 06/01/19)	9,240	9,318,078
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,569,610
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,075	1,196,110
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,493,603
Series B, 5.00%, 10/01/22 (SAW)	2,500	2,792,900
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,280,873
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,166,351
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	4,500	4,600,890
Hampton Roads Transportation Accountability Commission RB 5.00%, 07/01/48 (Call 01/01/28)	5,000	5,717,450
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	9,332,420
University of Virginia RB
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,104,360
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,416,040
Series B, 5.00%, 08/01/21	2,490	2,691,192
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	430	441,563
Virginia College Building Authority RB 5.00%, 02/01/28	1,000	1,235,020
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,202,560
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,541,646
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,360,880
Series E, 5.00%, 02/01/25	2,500	2,944,500
Series E, 5.00%, 02/01/26	5,000	5,998,650
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	8,596,840
Series E, 5.00%, 02/01/30 (Call 02/01/28)	3,695	4,495,115
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,237,298
Virginia Commonwealth Transportation Board RB 4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,051,370
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,581,950
4.00%, 05/15/42 (Call 05/15/27)	8,920	9,341,648
5.00%, 09/15/23	1,000	1,144,530
5.00%, 03/15/24	5,000	5,791,300
5.00%, 05/15/26	2,275	2,747,176
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	536,435
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,104,550
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,440,779
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,218,610
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,070,710
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,298,457

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 05/15/28 (Call 11/15/27)	$2,000	$2,451,100
Series A, 5.00%, 05/15/33 (Call 11/15/27)	1,275	1,513,756
Virginia Public Building Authority RB 5.00%, 08/01/27	5,000	6,127,150
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,980	3,620,909
Series B, 5.00%, 08/01/25	1,910	2,272,957
Virginia Public School Authority RB 4.00%, 08/01/20 (SAW)	2,000	2,066,280
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,778,125
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,791,836

		177,619,307

Washington — 2.8%
Central Puget Sound Regional Transit Authority RB 5.00%, 11/01/35 (Call 11/01/25)	1,610	1,853,657
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,455,825
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,294,760
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	13,840	15,564,187
Series S-1-GREEN, 5.00%, 11/01/46	3,170	4,109,113
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,809,054
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,281,984
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	355,529
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	159,631
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	772,620
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	257,470
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	417,101
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	97,839
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,229,175
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,018,070
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,102,640
County of King WA Sewer Revenue RB 5.00%, 07/01/40 (Call 01/01/25)	2,000	2,235,220
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,043,506
5.00%, 01/01/50 (PR 07/01/20)	2,000	2,087,010
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,269,720
5.13%, 01/01/41 (PR 01/01/21)	500	530,933
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,313,110
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,409,319
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,374,640
Energy Northwest RB 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,072,000
5.00%, 07/01/23	5,000	5,682,500
5.00%, 07/01/25	3,000	3,562,050
5.00%, 07/01/26	5,000	6,034,100
5.00%, 07/01/26 (Call 07/01/22)	2,205	2,428,741
5.00%, 07/01/31 (Call 07/01/28)	1,050	1,272,600
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,283,540
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,288,964
Series A, 5.00%, 07/01/19	10,405	10,519,247
Series A, 5.00%, 07/01/21	2,000	2,152,320
Series A, 5.00%, 07/01/22	3,675	4,067,968
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	607,759
Series A, 5.00%, 07/01/23	1,000	1,136,500
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,257,941
Series A, 5.00%, 07/01/24	2,000	2,325,360
Series A, 5.00%, 07/01/27 (Call 07/01/20)	9,400	9,793,766
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,098,750
Series A, 5.00%, 07/01/28 (Call 07/01/27)	2,005	2,440,626
Series C, 5.00%, 07/01/25	2,000	2,374,700

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 07/01/26 (Call 07/01/24)	$2,000	$2,311,060
Series C, 5.00%, 07/01/27	1,000	1,224,780
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,149,510
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	6,714,950
FYI Properties RB, 5.50%, 06/01/39 (Call 06/01/19)	1,000	1,009,430
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,183,470
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,274,940
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,641,780
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,181,037
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,129,590
Snohomish County School District No. 201 Snohomish GO, 4.00%, 12/01/28 (Call 12/01/20) (GTD)	5,000	5,165,800
State of Washington GO 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,739,055
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,213,884
5.00%, 08/01/26	5,205	6,297,009
5.00%, 07/01/31 (Call 01/01/25)	1,000	1,141,270
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,272,060
5.00%, 08/01/32 (Call 08/01/25)	2,500	2,872,350
5.00%, 08/01/33 (Call 08/01/27)	7,410	8,699,636
5.00%, 08/01/42 (Call 08/01/27)	3,260	3,712,292
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	3,000	3,042,030
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,670,385
Series 2017A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,533,192
Series A, 5.00%, 01/01/20	1,500	1,541,475
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,129,280
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	534,510
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,348,164
Series B, 5.00%, 07/01/28 (Call 01/01/26)	2,500	2,952,275
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,760,130
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,441,540
Series C, 5.00%, 02/01/39 (Call 02/01/28)	5,000	5,776,550
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,571,453
Series C, 5.00%, 06/01/41 (Call 06/01/21)	22,075	23,435,924
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,094,130
Series D, 5.00%, 02/01/38 (Call 02/01/24)	2,025	2,244,976
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	996,021
Series D, 5.00%, 02/01/41 (Call 02/01/27)	1,435	1,628,438
Series R, 5.00%, 07/01/19	1,500	1,516,365
Series R, 5.00%, 07/01/21	1,425	1,533,870
Series R, 5.00%, 07/01/23	1,285	1,460,403
Series R-2011A, 5.00%, 01/01/21	1,000	1,059,960
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,147,163
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,102,840
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,653,735
Series R-2015, 5.00%, 07/01/21	1,625	1,749,150
Series R-2015, 5.00%, 07/01/23	2,800	3,182,200
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,736,655
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,455,520
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,136,030
Series R-2015E, 5.00%, 07/01/19	5,000	5,054,550
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,736,655
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,423,810
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,229,421
Series R-2017A, 5.00%, 08/01/22	1,000	1,110,550
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,534,431

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	$5,000	$5,769,850
Series R-2018C, 5.00%, 08/01/28 (Call 08/01/27)	3,000	3,650,340
Series R-2018C, 5.00%, 08/01/29 (Call 08/01/27)	2,200	2,656,632
Series R-2018D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,537,090
State of Washington RB 5.00%, 09/ 01/19	2,250	2,286,855
5.00%, 09/01/21	3,000	3,242,940
5.00%, 09/01/24 (Call 09/01/22)	4,720	5,225,182
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,267,420
Series F, 5.00%, 09/01/20	1,000	1,049,160
Series F, 5.00%, 09/01/22	1,215	1,351,141
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,089,970
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/48 (Call 07/01/28)	5,000	5,581,000
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,322,684

		319,929,493

West Virginia — 0.0%
State of West Virginia GO, Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,295,920
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 06/15/20)	1,270	1,323,823
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,065,070

		4,684,813

Wisconsin — 1.1%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	11,000	11,088,990
State of Wisconsin GO
5.00%, 11/01/25	1,375	1,645,449
5.00%, 05/01/27 (Call 11/01/24)	2,500	2,901,325
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,175,020
5.00%, 11/01/27 (Call 05/01/27)	2,500	3,052,500
5.00%, 11/01/28 (Call 05/01/27)	2,500	3,034,075
5.00%, 11/01/29 (Call 05/01/26)	2,000	2,364,500
5.00%, 11/01/31 (Call 05/01/27)	8,530	10,152,662
5.00%, 05/01/38 (Call 05/01/25)	5,050	5,729,932
Series 1, 5.00%, 05/01/19 (AMBAC)	1,685	1,694,032
Series 1, 5.00%, 05/01/21	6,880	7,371,851
Series 1, 5.00%, 05/01/21 (ETM)	5	5,351
Series 1, 5.00%, 05/01/22	1,050	1,157,930
Series 1, 5.00%, 11/01/23	7,025	8,055,005
Series 1, 5.00%, 11/01/24	1,000	1,172,810
Series 2, 5.00%, 11/01/19	1,070	1,093,925
Series 2, 5.00%, 11/01/20	2,940	3,103,876
Series 2, 5.00%, 11/01/21	2,000	2,175,160
Series 2, 5.00%, 11/01/22	3,000	3,354,690
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,249,034
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,130,360

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	$15	$16,520
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	1,000	1,221,000
Series 3, 5.00%, 11/01/22	5,175	5,786,840
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,389,672
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	954,658
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	1,510	1,760,328
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,605,420
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,636,800
State of Wisconsin RB
Series A, 5.38%, 05/01/25 (Call 05/01/19) (SAP)	1,855	1,866,000
Series A, 5.38%, 05/01/25 (PR 05/01/19) (SAP)	195	196,188
Series A, 5.63%, 05/01/28 (Call 05/01/19) (SAP)	1,330	1,338,525
Series A, 5.63%, 05/01/28 (PR 05/01/19) (SAP)	140	140,909
Series A, 5.75%, 05/01/33 (PR 05/01/19) (SAP)	9,250	9,311,790
Series A, 6.00%, 05/01/36 (PR 05/01/19) (SAP)	5,015	5,050,506
Series A, 6.25%, 05/01/37 (PR 05/01/19) (SAP)	1,000	1,007,470
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,108,650
Series 1, 5.00%, 07/01/27	1,000	1,223,920
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,431,140
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,088,760
Series I, 5.00%, 07/01/19 (NPFGC)	1,095	1,107,100
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,044,380
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,419,000

		123,414,053

Total Municipal Debt Obligations — 98.5% (Cost: $11,073,531,384)		11,235,184,446

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 1.55%(d)(e)	95,219	95,228,966

Total Short-Term Investments — 0.8% (Cost: $95,226,996)		95,228,966

Total Investments in Securities — 99.3% (Cost: $11,168,758,380)		11,330,413,412

Other Assets, Less Liabilities — 0.7%		81,728,996

Net Assets — 100.0%		$11,412,142,408

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® National Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	16,465	78,754	95,219	$95,228,966	$781,382	$13,647		$(1,381)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$11,235,184,446	$—	$11,235,184,446
Money Market Funds	95,228,966	—	—	95,228,966

	$95,228,966	$11,235,184,446	$—	$11,330,413,412

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$500	$507,920
5.00%, 09/01/20	500	523,745
Alabama Public School & College Authority RB
5.00%, 05/01/24 (PR 05/01/19)	1,000	1,005,500
Series A, 5.00%, 05/01/19	650	653,432
Series A, 5.00%, 05/01/29 (PR 05/01/19)	1,000	1,005,500
Series B, 5.00%, 01/01/20	1,500	1,541,355
Series B, 5.00%, 01/01/21	1,500	1,590,780
Series B, 5.00%, 01/01/22	795	868,403
Series B, 5.00%, 01/01/24	500	574,335
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,189,936

		16,460,906

Alaska — 0.1%
Borough of Matanuska-Susitna AK RB, 5.50%, 09/01/23 (PR 09/01/19) (AGC)	2,000	2,038,140

Arizona — 1.7%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	1,740	1,817,221
Series A, 5.00%, 07/01/21	2,795	3,008,538
Series A, 5.00%, 07/01/22	1,450	1,606,542
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,159,808
Series A, 5.00%, 09/01/20	500	524,580
Series A, 5.00%, 09/01/21	1,000	1,081,240
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,722,992
5.00%, 07/01/22	5,000	5,543,250
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,044,510
City of Phoenix AZ GO, 4.00%, 07/01/22	400	430,564
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	2,290	2,315,144
Series B, 5.00%, 07/01/19	850	859,333
Series B, 5.00%, 07/01/20	500	522,190
Series B, 5.00%, 07/01/22	495	548,440
Maricopa County Community College District GO 5.00%, 07/01/20	1,675	1,749,554
5.00%, 07/01/21	4,000	4,307,480
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/21	1,000	1,061,260
5.00%, 01/01/23	2,200	2,474,802
Series A, 5.00%, 01/01/22	2,500	2,731,550
Series B, 5.00%, 12/01/19	1,350	1,383,980

		36,892,978

Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/15/20	2,550	2,626,551
5.00%, 06/15/21	5,920	6,366,605

		8,993,156

California — 15.8%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	663,710

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	$3,000	$2,988,060
2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,510,545
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,778,067
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	5,220	5,234,825
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,000	1,002,930
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	5,000	5,016,050
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	11,100,724
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	1,125	1,210,410
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	817,268
5.00%, 10/01/22	700	786,422
California State Public Works Board RB
Series A, 5.00%, 04/01/22	300	330,156
Series E, 5.00%, 09/01/20	1,000	1,050,370
Series F, 5.00%, 05/01/20	1,000	1,039,790
Series F, 5.00%, 05/01/21	725	777,149
Series G, 5.00%, 01/01/20	1,000	1,028,490
Series G, 5.00%, 01/01/21	1,580	1,677,091
Series H, 5.00%, 12/01/19	1,500	1,539,225
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,546,245
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,129,840
California State University RB
Series B-1, 3.00%, 11/01/47 (Put 11/01/19)(b)(c)	500	500,940
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,100	1,152,052
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,900	4,243,512
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,296,050
City of Long Beach CA Harbor Revenue RB, 5.00%, 12/15/20	1,500	1,593,510
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	568,847
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/19	710	716,163
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,639,727
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/21	1,300	1,402,713
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	757,423
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,289,772
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	507,295
Series A, 5.00%, 08/01/20	775	813,649
Series A, 5.00%, 08/01/22	845	943,476
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	656,971
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/19	320	323,702
Series A, 5.00%, 07/01/21	3,000	3,244,950
Los Angeles Department of Water & Power System Revenue RB
5.00%, 01/01/22 (Call 12/01/21)	500	547,665
5.25%, 07/01/23 (Call 07/01/19)	500	506,190
Series A, 4.00%, 07/01/21	1,275	1,347,637
Series A, 5.00%, 07/01/19	2,110	2,134,497
Series A, 5.00%, 07/01/20	300	314,082
Series A, 5.00%, 07/01/21	1,000	1,079,740

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/20	$5,010	$5,239,107
Series A, 5.00%, 07/01/19	1,000	1,011,570
Series A, 5.00%, 07/01/20	5,000	5,228,650
Series A, 5.00%, 07/01/21	3,460	3,727,631
Series A, 5.00%, 07/01/22	2,000	2,218,660
Series A, 5.00%, 07/01/23	6,045	6,889,063
Series A-2, 5.00%, 07/01/21	2,500	2,693,375
Series B, 5.00%, 07/01/21	500	538,675
Series B-1, 5.00%, 07/01/23	500	569,815
Series C, 5.00%, 07/01/19	1,300	1,315,041
Series C, 5.00%, 07/01/20	2,235	2,337,207
Series C, 5.00%, 07/01/21	475	511,741
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	753,991
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,094,160
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,118,990
Series C, 5.00%, 07/01/19	1,205	1,219,062
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,000	3,461,910
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,356,930
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A, 5.00%, 05/15/21	1,000	1,076,800
Series A, 5.25%, 05/15/34 (PR 05/15/19)	6,500	6,549,985
Series A, 5.25%, 05/15/39 (PR 05/15/19)	3,500	3,526,915
San Diego Unified School District/CA GO, Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	941,250
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/24	1,000	1,171,880
Second Series A, 5.00%, 05/01/21	1,000	1,075,470
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,010,070
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,001,270
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,006,990
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	8,110	8,155,821
Series L, 5.00%, 05/01/20	3,660	3,809,950
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,860	1,934,381
Series M, 4.00%, 05/01/19	300	301,224
Series M, 5.00%, 05/01/19	350	351,978
Series N, 5.00%, 05/01/19	200	201,130
Series N, 5.00%, 05/01/20	4,540	4,726,004
Series N, 5.00%, 05/01/21	475	510,848
Series O, 5.00%, 05/01/21	8,325	8,953,288
Series O, 5.00%, 05/01/22	2,725	3,022,897
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	958,659
Series AX, 5.00%, 12/01/22	400	451,884
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	1,250	1,254,600
4.00%, 11/01/19	5,000	5,082,500
4.00%, 05/01/23	900	982,683
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,538,354
4.50%, 08/01/20	2,500	2,602,675

Security	Par (000)	Value

California (continued)
5.00%, 04/01/19	$4,000	$4,010,520
5.00%, 08/01/19	4,720	4,787,496
5.00%, 09/01/19	500	508,615
5.00%, 10/01/19	425	433,555
5.00%, 11/01/19	750	767,265
5.00%, 02/01/20	4,100	4,227,797
5.00%, 03/01/20	1,000	1,034,020
5.00%, 04/01/20 (Call 04/01/19)	2,875	2,882,877
5.00%, 08/01/20	10,465	10,967,425
5.00%, 09/01/20	2,135	2,243,522
5.00%, 10/01/20	2,785	2,934,332
5.00%, 11/01/20	885	934,932
5.00%, 02/01/21	1,000	1,064,420
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,344,226
5.00%, 08/01/21	5,000	5,402,750
5.00%, 09/01/21	13,395	14,510,536
5.00%, 10/01/21	300	325,794
5.00%, 11/01/21	1,235	1,344,520
5.00%, 02/01/22	2,900	3,175,413
5.00%, 04/01/22	1,000	1,100,210
5.00%, 05/01/22	2,500	2,756,975
5.00%, 08/01/22	5,345	5,935,890
5.00%, 09/01/22	5,100	5,676,963
5.00%, 10/01/22	1,500	1,673,520
5.00%, 11/01/22	2,000	2,236,460
5.00%, 08/01/23	6,160	7,015,070
5.00%, 09/01/23	5,620	6,413,094
5.00%, 09/01/23 (Call 09/01/22)	1,515	1,688,028
5.00%, 10/01/23	2,250	2,572,650
5.00%, 11/01/23	1,515	1,735,675
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,500,375
5.00%, 03/01/24	2,715	3,133,463
5.25%, 02/01/23	1,715	1,944,930
5.50%, 04/01/19	4,490	4,503,470
Series A, 5.00%, 07/01/19 (ETM)	6,780	6,859,801
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,488,648
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,341,359
Series B, 5.00%, 09/01/19	2,000	2,034,460
Series B, 5.00%, 09/01/20	1,830	1,923,019
Series B, 5.00%, 08/01/22	5,020	5,574,961
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,043,180
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,175	5,885,424
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	892,359
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,703,556

		342,826,569

Colorado — 0.3%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,252,840
City & County of Denver Co. GO, Series A, 5.00%, 08/01/19	1,000	1,013,800
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,018,044
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,427,101
University of Colorado RB, 5.00%, 06/01/41 (PR 06/01/22)	420	464,222

		6,176,007

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	$2,000	$1,990,600
Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	850	847,739
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,880,625
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,087,680
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	2,000	2,087,680
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,930,640
State of Connecticut GO
5.00%, 05/15/19	385	387,502
5.00%, 08/01/19	1,000	1,013,520
5.00%, 05/15/22 (Call 05/15/21)	2,500	2,657,825
Series A, 5.00%, 04/15/20	2,000	2,070,900
Series A, 5.00%, 10/15/21	1,445	1,556,771
Series A, 5.00%, 04/15/22	545	592,644
Series A, 5.00%, 10/15/23	575	643,678
Series B, 5.00%, 04/15/20	500	517,725
Series B, 5.00%, 05/15/20	500	518,975
Series B, 5.00%, 05/15/21	1,185	1,263,767
Series B, 5.00%, 04/15/23	3,000	3,326,160
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,084,270
Series B, 5.25%, 06/01/19 (AMBAC)	500	504,280
Series C, 5.00%, 06/15/23	500	556,030
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,046,780
Series E, 4.00%, 10/15/19	1,000	1,013,970
Series E, 5.00%, 10/15/21	500	538,675
Series E, 5.00%, 10/15/22	3,000	3,300,690
Series F, 5.00%, 09/15/20	750	786,300
Series F, 5.00%, 11/15/20	1,300	1,369,641
Series G, 5.00%, 11/01/20	1,500	1,578,540
Series G, 5.00%, 11/01/21	1,000	1,078,080
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/22	625	688,600
Series A, 5.00%, 08/01/20	2,500	2,610,350
Series A, 5.00%, 09/01/21	2,445	2,624,365
Series A, 5.00%, 08/01/22	1,550	1,702,938
Series A, 5.00%, 10/01/23	1,680	1,891,714

		49,749,654

District of Columbia — 0.7%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,135	2,223,026
Series A, 5.00%, 06/01/21	675	724,606
Series A, 5.00%, 06/01/22	2,000	2,210,080
Series B, 5.00%, 06/01/22	2,000	2,210,080
Series B, 5.00%, 06/01/23	2,000	2,270,100
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	3,000	3,354,210
Series A, 5.00%, 12/01/19	1,625	1,665,414

		14,657,516

Florida — 2.6%
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/41 (PR 10/01/19)	10,000	10,222,200
5.50%, 10/01/41 (PR 10/01/20)	5,000	5,298,800
Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,177,760
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,228,420
5.00%, 10/01/23	150	171,297

Security	Par (000)	Value

Florida (continued)
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	$1,900	$2,053,843
Series A, 5.25%, 10/01/19	235	239,860
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,465,231
Florida’s Turnpike Enterprise RB, 5.00%, 07/01/21	500	538,080
State of Florida GO
Series A, 5.00%, 06/01/19	2,300	2,318,814
Series A, 5.00%, 06/01/20	2,000	2,083,720
Series A, 5.00%, 06/01/23	3,650	4,147,751
Series C, 5.00%, 06/01/19	1,555	1,567,720
Series D, 5.00%, 06/01/22	1,000	1,106,710
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	4,000	4,043,800
Series A, 5.00%, 07/01/20	1,000	1,043,970
Series A, 5.00%, 07/01/21	2,500	2,689,200
Series E, 5.00%, 07/01/19	5,000	5,054,750
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	150	152,882

		57,604,808

Georgia — 3.9%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/21	1,000	1,059,960
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,027,480
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,616,513
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,086,640
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,091,530
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,750,651
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/19	580	584,675
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,033,320
Series A, 5.00%, 03/01/21 (GTD)	1,470	1,568,181
Series B, 5.00%, 06/01/20	900	937,107
Series B, 5.00%, 06/01/21	500	536,630
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	4,110	4,304,937
5.00%, 08/01/21 (SAW)	7,000	7,558,670
5.00%, 02/01/22	800	876,696
5.00%, 08/01/22 (SAW)	2,250	2,501,888
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,052,550
Series B, 5.00%, 01/01/20	2,860	2,928,840
State of Georgia GO
5.00%, 12/01/22	5,930	6,655,358
Series A, 5.00%, 07/01/23	2,500	2,847,975
Series A-1, 5.00%, 02/01/23	1,680	1,894,183
Series A-1, 5.00%, 02/01/24	3,820	4,415,844
Series C, 4.00%, 09/01/22	200	215,938
Series C, 4.00%, 10/01/22	1,000	1,081,470
Series C, 5.00%, 07/01/19	1,500	1,516,620
Series C, 5.00%, 10/01/20	6,450	6,789,657
Series C, 5.00%, 07/01/21	3,710	3,996,968
Series E-2, 4.00%, 09/01/19	3,100	3,136,890
Series E-2, 5.00%, 09/01/20	2,500	2,624,800
Series I, 5.00%, 07/01/19	4,685	4,736,910
Series I, 5.00%, 07/01/20	4,000	4,177,520

		84,606,401

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	$11,705	$12,968,321
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,082,480
City & County of Honolulu HI GO, Series B, 5.25%, 07/01/19 (AGM)	1,135	1,148,336
State of Hawaii GO
5.00%, 11/01/23 (Call 11/01/22)	1,250	1,396,375
5.00%, 01/01/24	1,855	2,134,493
Series DZ, 5.00%, 12/01/19 (ETM)	590	604,408
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,350,174
Series DZ-2017, 5.00%, 12/01/19	530	543,218
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,496
Series EF, 5.00%, 11/01/19	2,000	2,044,320
Series EH, 5.00%, 08/01/21 (ETM)	675	727,832
Series EH-2017, 5.00%, 08/01/21	315	339,986
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,783
Series EP, 5.00%, 08/01/22	3,235	3,593,761
Series EY, 5.00%, 10/01/23	2,000	2,288,680

		30,253,663

Idaho — 0.1%
State of Idaho GO, 4.00%, 06/28/19	2,000	2,015,060

Illinois — 3.4%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,735,104
Series 2015-B, 5.00%, 01/01/20	4,500	4,622,940
Series 2015-B, 5.00%, 01/01/21	500	529,885
Series B, 5.00%, 01/01/20	300	308,196
Series B, 5.00%, 01/01/23	500	558,115
Series B, 6.00%, 01/01/41 (PR 01/01/21)	4,800	5,178,240
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,175,140
Illinois State Toll Highway Authority RB
5.00%, 12/01/20	3,300	3,485,427
Series A, 5.00%, 12/01/19	1,000	1,024,340
Series A, 5.00%, 12/01/22	1,000	1,115,760
Series D, 5.00%, 01/01/21	600	635,304
State of Illinois GO
5.00%, 01/01/20 (AGM)	400	408,564
5.00%, 02/01/20	1,500	1,533,570
5.00%, 08/01/20	1,500	1,550,490
5.00%, 02/01/21	1,500	1,562,865
5.00%, 07/01/21	425	446,411
5.00%, 02/01/22	2,675	2,824,238
5.00%, 02/01/23	650	688,961
5.00%, 08/01/23	325	346,434
5.00%, 10/01/23	5,100	5,445,933
5.00%, 12/01/23	1,000	1,069,640
5.00%, 02/01/24	1,120	1,197,941
Series A, 5.00%, 12/01/19	5,000	5,101,900
Series A, 5.00%, 12/01/20	1,000	1,041,440
Series A, 5.00%, 12/01/22	1,500	1,605,525
Series A, 5.25%, 05/01/23	1,000	1,072,260
Series B, 5.00%, 10/01/21	1,800	1,900,026
Series B, 5.00%, 10/01/22	1,600	1,708,016
Series D, 5.00%, 11/01/20	3,900	4,054,050
Series D, 5.00%, 11/01/21	4,900	5,180,623
Series D, 5.00%, 11/01/22	4,300	4,596,399
Series D, 5.00%, 11/01/23	2,650	2,832,161

		73,535,898

Security	Par (000)	Value

Indiana — 0.1%
Indiana Finance Authority RB, Series B, 5.00%, 02/01/23	$2,350	$2,646,735

Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	586,242
State of Iowa RB, Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,532,509

		2,118,751

Kansas — 0.5%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,084,367
Series A, 5.00%, 09/01/23	1,000	1,141,590
Series A, 5.50%, 03/01/19 (AGM)	3,205	3,205,000
Series B, 5.00%, 09/01/19	925	940,383
Series B, 5.00%, 09/01/20	1,520	1,595,879
Series B, 5.00%, 09/01/21	1,000	1,081,750
Series C, 5.00%, 09/01/20	920	965,926

		12,014,895

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	712,082

Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	337,909
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,125,806
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,038,070
Series C, 5.00%, 07/15/20	900	940,482
Series C, 5.00%, 07/15/22	290	320,656

		3,762,923

Maryland — 5.3%
County of Howard MD GO, 5.00%, 02/15/23	5,000	5,639,300
County of Montgomery MD GO
Series A, 5.00%, 11/01/19	3,630	3,711,385
Series A, 5.00%, 11/01/20	500	527,700
Series A, 5.00%, 07/01/21	2,190	2,358,345
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,011,210
Series B, 5.00%, 11/01/21	500	543,790
Series C, 5.00%, 10/01/22	5,170	5,771,891
Maryland State Transportation Authority RB, 5.25%, 03/01/19	2,020	2,020,000
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,230,720
5.00%, 05/01/19	2,970	2,985,860
5.00%, 09/01/21	875	947,424
5.00%, 10/01/21	2,000	2,170,900
5.00%, 09/01/22	2,000	2,229,140
5.00%, 10/01/22	2,000	2,234,320
5.00%, 02/15/23	3,215	3,626,070
5.00%, 10/01/23	2,250	2,580,120
State of Maryland GO
5.00%, 03/01/20	3,110	3,214,247
First Series, 5.00%, 06/01/19	2,685	2,706,910
First Series, 5.00%, 06/01/21	6,855	7,360,351
First Series, 5.00%, 06/01/22	925	1,022,476
First Series B, 5.00%, 03/15/20	2,000	2,069,640
Second Series E, 4.50%, 08/01/20	1,835	1,908,271
Series A, 5.00%, 03/01/19	1,610	1,610,000
Series A, 5.00%, 03/01/21	3,950	4,210,621
Series A, 5.00%, 03/01/22	1,900	2,085,478
Series A, 5.00%, 03/15/22	2,500	2,747,075

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/01/23	$500	$564,200
Series A, 5.00%, 03/15/23	4,860	5,493,452
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,759,585
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,393,280
Series B, 4.00%, 08/01/23	3,875	4,250,797
Series B, 4.50%, 08/01/21	1,000	1,067,070
Series B, 5.00%, 03/15/19	1,150	1,151,196
Series B, 5.00%, 08/01/19	2,900	2,940,165
Series B, 5.00%, 08/01/20	6,000	6,283,740
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,191,462
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,723,817
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,317,013
Series C, 5.00%, 08/01/19	2,400	2,433,240
Series C, 5.00%, 08/01/22	3,625	4,025,744
Series C, 5.00%, 08/01/23	3,560	4,059,041

		115,177,046

Massachusetts — 7.4%
Commonwealth of Massachusetts GO, 5.00%, 01/01/24	7,000	8,054,690
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/19	1,000	1,002,570
Series A, 5.00%, 04/01/20	7,400	7,668,620
Series A, 5.00%, 03/01/23	3,350	3,780,140
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,603,350
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,206,700
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,344,500
Series A, 5.25%, 08/01/19	490	497,340
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,785,799
Series A, 5.25%, 08/01/21	1,000	1,085,940
Series B, 5.00%, 08/01/19	1,650	1,673,051
Series B, 5.00%, 08/01/21	1,000	1,080,060
Series B, 5.00%, 07/01/22	4,300	4,765,690
Series B, 5.00%, 08/01/22	700	777,630
Series B, 5.00%, 07/01/23	1,705	1,940,017
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	520,870
Series B, 5.25%, 08/01/20	3,830	4,023,300
Series B, 5.25%, 08/01/21	675	733,010
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,085,940
Series B, 5.25%, 09/01/21 (AGM)	255	277,657
Series B, 5.25%, 08/01/22	860	962,469
Series C, 5.00%, 08/01/19	2,000	2,027,940
Series C, 5.00%, 04/01/20	2,000	2,072,600
Series C, 5.00%, 08/01/20	4,895	5,125,065
Series C, 5.00%, 10/01/21	2,000	2,170,900
Series C, 5.00%, 04/01/22	2,200	2,421,144
Series C, 5.00%, 08/01/22	645	716,531
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,430	1,584,383
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,285,102
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,704,933
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	107,950
Series D, 5.50%, 08/01/19	1,490	1,513,840
Series D, 5.50%, 10/01/19 (AMBAC)	2,000	2,045,020
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,491,570
Series E, 5.00%, 11/01/23	2,900	3,326,619
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,167,082
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,539,043
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,339,400
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	4,200	4,788,336
Series A, 5.00%, 07/01/20	1,000	1,044,510
Series A, 5.25%, 07/01/21	500	541,635

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 07/01/20	$3,000	$3,143,340
Series C, 5.25%, 07/01/19	2,700	2,731,725
Series C, 5.25%, 07/01/21	2,020	2,188,205
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,375	2,642,568
5.25%, 08/01/20	475	499,244
Series 2014, 5.00%, 08/01/21	4,130	4,462,671
Series A, 5.25%, 08/01/19	1,100	1,116,434
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,080,550
Series B-1, 5.00%, 10/15/20	1,510	1,594,681
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	5,510	5,959,451
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,280	3,645,359
Series B, 5.00%, 08/15/19	2,050	2,081,283
Series B, 5.00%, 08/15/20	2,020	2,118,738
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/23 (Call 01/01/20)	2,205	2,264,491
5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,902,675
Massachusetts Water Resources Authority RB
5.50%, 08/01/20 (AGM)	930	980,694
5.50%, 08/01/20 (ETM) (AGM)	30	31,605
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,139,710
Series B, 5.00%, 08/01/19	2,235	2,266,134
Series B, 5.00%, 08/01/39 (PR 08/01/19)	3,300	3,346,233
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,140
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,185,140

		161,306,017

Michigan — 1.2%
Michigan Finance Authority RB
5.00%, 01/01/20 (Call 07/01/19)	1,075	1,086,771
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,010,950
5.00%, 01/01/21 (Call 07/01/19)	2,200	2,224,002
5.00%, 07/01/21 (AGM)	1,500	1,603,935
Series A, 5.00%, 07/01/19	11,400	11,524,374
Michigan State Building Authority RB
Series I, 5.00%, 04/15/19	1,600	1,606,096
Series I, 5.00%, 04/15/20	1,000	1,037,030
Series I, 5.00%, 04/15/21	300	320,757
State of Michigan GO
Series A, 5.00%, 12/01/21	350	381,486
Series A, 5.00%, 12/01/22	1,000	1,121,940
State of Michigan RB
5.00%, 03/15/20	1,055	1,090,744
5.00%, 03/15/21	100	106,600
5.00%, 03/15/22	750	822,720
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	1,000	1,022,020
University of Michigan RB, 4.00%, 04/01/49 (Put 04/01/24)(b)(c)	1,000	1,097,570

		26,056,995

Minnesota — 2.0%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,291,761
Series A, 5.00%, 03/01/22	1,275	1,401,416
Series A, 5.00%, 03/01/23	3,075	3,476,195

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO
5.00%, 08/01/23 (PR 08/01/20)	$1,375	$1,438,058
5.00%, 10/01/23	4,485	5,140,887
Series A, 5.00%, 08/01/19	4,600	4,665,044
Series D, 5.00%, 08/01/19 (ETM)	15	15,207
Series D, 5.00%, 08/01/20	455	476,649
Series D, 5.00%, 08/01/21	2,000	2,159,620
Series D, 5.00%, 08/01/22	2,920	3,245,872
Series D, 5.00%, 08/01/23	2,000	2,283,100
Series F, 5.00%, 10/01/19	4,500	4,589,505
Series F, 5.00%, 10/01/20	2,215	2,332,705
Series F, 5.00%, 10/01/21	2,095	2,273,473
Series H, 5.00%, 11/01/19	4,000	4,091,040
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,506,264

		43,386,796

Mississippi — 0.2%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	2,785	3,021,446
Series C, 5.00%, 10/01/19	1,400	1,427,118

		4,448,564

Missouri — 0.8%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	400	428,860
Series A, 5.00%, 05/01/22	1,495	1,650,136
Series A, 5.00%, 05/01/23	1,025	1,161,899
Series A, 5.00%, 05/01/24	2,375	2,756,330
Series B, 5.00%, 05/01/19	2,200	2,211,748
Series B, 5.00%, 05/01/20	3,325	3,454,542
Series B, 5.00%, 05/01/22	1,500	1,655,160
University of Missouri RB, Series A, 5.00%, 11/01/19	3,465	3,541,992

		16,860,667

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,065,354
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	500	515,125

		1,580,479

Nevada — 0.4%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,921,203
Series A, 5.00%, 06/15/23	450	505,710
Series B, 5.00%, 06/15/19	1,865	1,882,456
Series B, 5.00%, 06/15/20	2,000	2,081,120
Series B, 5.00%, 06/15/23	100	112,380
Series C, 5.00%, 06/15/22	500	548,915
County of Clark NV GOL, Series A, 5.00%, 11/01/20	770	812,265

		7,864,049

New Jersey — 4.9%
New Jersey Economic Development Authority RB
5.00%, 06/15/19	2,500	2,519,700
5.00%, 03/01/20	1,100	1,131,361
5.00%, 09/01/20	270	281,521
5.00%, 09/01/20 (ETM)	730	764,894
Series A, 4.00%, 07/01/22	2,875	3,021,165
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,020,290
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,047,330
Series B, 5.00%, 11/01/21 (SAP)	1,700	1,819,034
Series BBB, 5.00%, 06/15/22	2,500	2,694,900
Series DDD, 5.00%, 06/15/19	100	100,891

Security	Par (000)	Value

New Jersey (continued)
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	$1,065	$1,118,995
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	535,408
Series II, 5.00%, 03/01/22	325	348,254
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	503,074
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,086,753
Series K, 5.50%, 12/15/19 (AMBAC)	1,500	1,541,835
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	6,500	6,500,000
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,371,907
Series NN, 5.00%, 03/01/22	1,005	1,076,908
Series NN, 5.00%, 03/01/23	2,000	2,177,540
Series PP, 5.00%, 06/15/19	2,500	2,522,275
Series XX, 5.00%, 06/15/19 (SAP)	750	756,683
Series XX, 5.00%, 06/15/20 (SAP)	250	259,170
Series XX, 5.00%, 06/15/21 (SAP)	2,590	2,740,479
Series XX, 5.00%, 06/15/23 (SAP)	1,040	1,137,396
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,105	1,208,340
Series A, 5.00%, 01/01/38 (PR 007/01/22)	10,725	11,889,949
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	500	504,455
5.00%, 06/15/19 (SAP)	975	983,687
5.00%, 12/15/23	1,000	1,110,110
5.25%, 12/15/19	2,845	2,918,856
5.25%, 12/15/21 (NPFGC)	495	534,917
Series A, 5.00%, 06/15/20	5,540	5,743,207
Series A, 5.00%, 06/15/21	1,000	1,062,000
Series A, 5.00%, 06/15/22	1,385	1,503,002
Series A, 5.00%, 06/15/23	700	773,318
Series A, 5.25%, 12/15/19	1,000	1,025,960
Series A, 5.25%, 12/15/22	440	484,581
Series A, 5.50%, 12/15/21	2,720	2,955,280
Series A, 5.50%, 12/15/22	6,270	6,961,581
Series A, 5.50%, 12/15/23	3,000	3,397,440
Series A-1, 5.00%, 06/15/19	2,200	2,218,964
Series A-1, 5.00%, 06/15/20	1,850	1,917,617
Series A-1, 5.00%, 06/15/21	200	212,400
Series AA, 5.00%, 06/15/22	110	118,865
Series AA, 5.00%, 06/15/22 (SAP)	810	875,278
Series B, 5.00%, 06/15/20	2,100	2,177,028
Series B, 5.00%, 06/15/21	3,715	3,939,349
Series B, 5.25%, 12/15/23 (AMBAC)	375	421,208
Series B, 5.50%, 12/15/20 (NPFGC)	1,000	1,059,440
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	3,960	4,390,135
Series B, 5.00%, 01/01/20	1,150	1,181,119
Series B, 5.00%, 01/01/23	1,500	1,674,930
Series C, 5.00%, 01/01/20	3,000	3,081,180
State of New Jersey GO
5.00%, 06/01/21	1,760	1,878,096
Series H, 5.25%, 07/01/19	405	409,759
Series Q, 5.00%, 08/15/19	305	309,599
Series Q, 5.00%, 08/15/20	410	428,655

		107,428,068

New Mexico — 0.6%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,148,240
5.00%, 06/15/19	1,525	1,539,411
5.00%, 06/15/21	1,555	1,672,309
5.00%, 06/15/22	600	663,546
Series A, 5.00%, 06/15/23	1,000	1,134,360

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico GO
Series B, 5.00%, 03/01/21	$1,500	$1,598,055
Series B, 5.00%, 03/01/22	500	548,810
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,803,655
Series B, 4.00%, 07/01/21	1,000	1,052,970
Series B, 4.00%, 07/01/22	845	907,868

		13,069,224

New York — 15.8%
City of New York NY GO
5.00%, 08/01/22	675	748,906
5.00%, 04/01/23 (Call 04/01/22)	1,160	1,276,244
Series 1, 5.00%, 08/01/19	7,000	7,096,950
Series A, 5.00%, 08/01/19	8,600	8,719,110
Series A, 5.00%, 08/01/20	5,500	5,759,325
Series A, 5.00%, 08/01/21	5,945	6,416,557
Series A, 5.00%, 08/01/22	6,850	7,600,006
Series A, 5.00%, 08/01/23	2,000	2,276,720
Series B, 5.00%, 08/01/19	1,000	1,013,850
Series B, 5.00%, 08/01/20	520	544,518
Series B, 5.00%, 08/01/21	4,120	4,446,798
Series C, 5.00%, 08/01/20	8,580	8,984,547
Series C, 5.00%, 08/01/22	725	804,380
Series C, 5.00%, 08/01/23	5,040	5,737,334
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,629,350
Series E, 5.00%, 08/01/21	1,205	1,300,581
Series E, 5.00%, 08/01/22	250	277,373
Series E, 5.00%, 08/01/23 (Call 08/01/19)	300	304,116
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,095,270
Series G, 5.00%, 08/01/19	500	506,925
Series G, 5.00%, 08/01/22	750	832,118
Series G, 5.00%, 08/01/23	2,000	2,276,720
Series G-1, 5.00%, 04/01/22	2,000	2,198,520
Series I, 5.00%, 08/01/20	890	931,964
Series I, 5.00%, 08/01/22	2,025	2,246,717
Series J, 5.00%, 08/01/21	425	458,711
Series J, 5.00%, 08/01/22	1,105	1,225,986
Series J, 5.00%, 08/01/23	1,175	1,337,573
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	500	528,680
Series C, 5.00%, 10/01/21	400	431,968
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,098,630
Long Island Power Authority RB
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	955,390
Series A, 6.00%, 05/01/33 (PR 05/01/19)	2,000	2,014,180
Series B, 5.25%, 04/01/19 (ETM)	250	250,708
Metropolitan Transportation Authority RB
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,094,100
Series A2, 5.00%, 11/15/23	1,065	1,201,725
Series B, 5.00%, 11/15/22	900	997,560
Series B, 5.00%, 11/15/23	2,115	2,386,524
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,048,180
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,500	1,530,330
Series C, 5.00%, 11/15/19	1,000	1,023,100
Series C, 5.00%, 11/15/21	2,000	2,161,660
Series C, 5.00%, 11/15/22	1,130	1,252,492
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	513,465
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	513,620
Series D, 5.00%, 11/15/19	2,035	2,082,009

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/20	$1,860	$1,962,542
Series D, 5.00%, 11/15/21	1,000	1,080,830
Series F, 5.00%, 11/15/19	3,450	3,529,695
Series F, 5.00%, 11/15/23 (Call 11/15/22)	760	842,095
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	70	73,177
5.00%, 07/15/20 (ETM) (SAW)	430	449,875
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	1,500	1,681,890
5.00%, 11/01/22 (Call 05/01/20)	5,520	5,734,286
5.00%, 08/01/23	1,000	1,142,930
5.00%, 11/01/23 (Call 11/01/22)	435	486,099
Series A, 5.00%, 08/01/21	1,000	1,081,050
Series A, 5.00%, 08/01/23	1,000	1,142,930
Series A-1, 5.00%, 11/01/19	500	511,245
Series A-1, 5.00%, 08/01/22	3,000	3,340,080
Series A-1, 5.00%, 08/01/23	740	845,768
Series B, 4.50%, 11/01/19	580	591,153
Series B, 5.00%, 11/01/19	4,425	4,524,518
Series B, 5.00%, 11/01/21	445	484,703
Series C, 5.00%, 11/01/19	7,280	7,443,727
Series C, 5.00%, 11/01/20	2,000	2,110,120
Series C, 5.00%, 11/01/21	1,000	1,089,220
Series C, 5.00%, 11/01/23	510	586,505
Series F-1, 5.00%, 05/01/22	305	337,147
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	855,773
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,316,377
Series DD, 5.00%, 06/15/22	135	149,938
Series GG, 5.00%, 06/15/20	500	521,775
New York Local Government Assistance Corp. RB,
Series A-5/6, 5.50%, 04/01/19	500	501,500
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	775	844,502
New York State Dormitory Authority RB 5.00%, 03/15/22	2,025	2,230,234
5.00%, 03/15/23	3,000	3,388,800
5.00%, 12/15/23 (Call 12/15/22)	3,500	3,925,495
5.50%, 05/15/21 (AMBAC, HERBIP)	200	216,428
Series 2015-B, 5.00%,03/15/19	2,000	2,002,140
Series A, 5.00%, 03/15/19	2,305	2,307,466
Series A, 5.00%, 12/15/19	5,200	5,339,360
Series A, 5.00%, 03/15/20	1,340	1,386,793
Series A, 5.00%, 12/15/20	1,850	1,960,611
Series A, 5.00%, 02/15/21	7,000	7,454,440
Series A, 5.00%, 03/15/21	2,100	2,241,204
Series A, 5.00%, 12/15/21	700	764,050
Series A, 5.00%, 02/15/22	4,000	4,386,080
Series A, 5.00%, 03/15/22	2,125	2,340,369
Series A, 5.00%, 02/15/23	275	309,950
Series A, 5.00%, 03/15/23	1,050	1,187,834
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	330,312
Series A, 5.00%, 02/15/24	2,350	2,714,508
Series B, 5.00%, 03/15/20	800	827,936
Series B, 5.00%, 02/15/23	5,750	6,480,767
Series C, 5.00%, 03/15/23	3,000	3,393,810
Series D, 5.00%, 02/15/20	7,065	7,291,928
Series D, 5.00%, 02/15/22	2,235	2,450,722

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/23	$5,840	$6,582,206
Series E, 5.00%, 03/15/20	3,100	3,208,252
Series E, 5.00%, 03/15/21	2,960	3,159,030
Series E, 5.00%, 03/15/22	405	445,160
Series E, 5.00%, 02/15/24	1,105	1,276,397
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/19	2,000	2,019,180
Series A, 5.00%, 06/15/21	3,800	4,095,526
Series A, 5.00%, 06/15/23	3,000	3,423,090
New York State Thruway Authority RB 5.00%, 01/01/22	500	546,890
Series A, 5.00%, 05/01/19	15,330	15,409,716
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	893,784
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,646,003
Series A, 5.25%, 03/15/19	3,900	3,904,446
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,375,529
Series J, 5.00%, 01/01/24	500	576,585
Series L, 5.00%, 01/01/21	750	796,508
Series L, 5.00%, 01/01/23	1,150	1,294,555
New York State Urban Development Corp. RB 5.00%, 03/15/20	2,000	2,069,840
5.00%, 01/01/21 (Call 01/01/20)	650	668,025
5.50%, 03/15/19 (AMBAC)	400	400,488
5.50%, 03/15/20 (NPFGC)	700	728,007
Series A, 5.00%, 03/15/19	1,345	1,346,439
Series A, 5.00%, 03/15/20	1,000	1,034,920
Series A, 5.00%, 03/15/21	6,500	6,937,060
Series A, 5.00%, 03/15/22	5,445	5,984,926
Series A, 5.00%, 03/15/23	4,150	4,687,840
Series A-2, 5.00%, 01/01/20	1,500	1,541,475
Series C, 5.00%, 03/15/21	4,860	5,186,786
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,079,680
Series C, 5.00%, 03/15/24 (Call 03/15/23)	385	434,538
Series D, 5.00%, 03/15/21	340	362,862
Series D, 5.00%, 03/15/22	4,000	4,396,640
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,000	3,386,010
Series E, 5.00%, 03/15/21	3,225	3,441,849
Port Authority of New York & New Jersey RB, Series 179, 5.00%, 12/01/21	1,840	2,008,636
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,225,776
Series A, 5.00%, 10/15/20	1,425	1,503,973
Series A, 5.00%, 10/15/21	2,835	3,083,828
Series A, 5.00%, 10/15/22	1,000	1,121,730
Series A, 5.00%, 10/15/23	3,360	3,856,608
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/23 (Call 11/15/22)	3,400	3,804,702
5.50%, 11/15/21 (NPFGC)	1,585	1,745,291
Series A, 5.00%, 11/15/22	2,635	2,946,641
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,713,382
Series B, 5.00%, 11/15/19	2,350	2,406,118
Series B, 5.00%, 11/15/20	1,420	1,501,721
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,016,780

		343,599,605

North Carolina — 3.7%
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	5,560	5,810,478
5.00%, 07/01/21	1,705	1,836,063
5.00%, 07/01/23	960	1,093,190
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	695	758,113

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO
5.00%, 03/01/19	$1,235	$1,235,000
5.00%, 02/01/20	1,175	1,211,084
Series 2010C, 5.00%, 03/01/22	1,360	1,494,436
Series C, 5.00%, 03/01/20	2,895	2,992,041
Series C, 5.00%, 03/01/21	1,075	1,146,369
Series C, 5.00%, 03/01/23	4,865	5,497,693
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,488,721
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,835,117
State of North Carolina GO
4.00%, 06/01/23	1,000	1,095,580
5.00%, 05/01/21	4,410	4,727,211
Series 2013-D, 4.00%, 06/01/20	1,000	1,029,620
Series A, 5.00%, 06/01/23	4,000	4,549,000
Series B, 5.00%, 06/01/19	7,735	7,799,046
Series C, 4.00%, 05/01/20	3,780	3,884,517
Series C, 4.00%, 05/01/21	600	630,348
Series C, 5.00%, 05/01/19	1,105	1,111,033
Series C, 5.00%, 05/01/20	3,050	3,169,194
Series C, 5.00%, 05/01/22	2,590	2,859,593
Series D, 4.00%, 06/01/21	825	868,296
Series D, 4.00%, 06/01/22	2,250	2,418,593
Series E, 5.00%, 05/01/19	1,800	1,809,828
Series E, 5.00%, 05/01/20	2,100	2,182,068
State of North Carolina RB
5.00%, 03/01/20	1,000	1,032,710
5.00%, 03/01/21	500	532,380
5.00%, 03/01/22	2,400	2,629,128
5.00%, 03/01/23	1,370	1,540,264
5.00%, 05/01/29 (PR 05/01/21)	500	535,695
Series C, 5.00%, 05/01/21	2,300	2,464,427
Series C, 5.00%, 05/01/22	3,050	3,365,492

		79,632,328

Ohio — 0.9%
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,088,760
Series 1, 5.00%, 07/01/21	605	651,506
Series 1, 5.00%, 07/01/23	1,205	1,370,555
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	1,370	1,493,629
5.00%, 06/01/23	3,925	4,458,525
5.00%, 12/01/23	680	781,918
State of Ohio GO
5.00%, 02/01/29 (PR 08/01/21)	500	539,750
Series A, 5.00%, 09/15/21	3,225	3,492,611
Series A, 5.00%, 12/15/23	500	574,730
Series C, 5.00%, 09/15/21	1,000	1,082,980
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	700,399
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,120,790
Series B, 5.00%, 12/15/19	1,000	1,026,010

		19,382,163

Oklahoma — 0.0%
Oklahoma Turnpike Authority RB, 4.00%, 01/01/23	250	270,443

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB 5.00%, 06/15/23	$2,000	$2,271,380
Series A, 5.00%, 06/01/19	1,235	1,245,053
Series A, 5.00%, 06/01/20	1,400	1,457,722
Series A, 5.00%, 06/01/21	1,000	1,073,720
Series B, 5.00%, 06/15/22	2,000	2,211,820
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	4,000	4,171,080
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	2,000	2,005,600
Series C, 5.00%, 04/01/23	2,000	2,262,380
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,120,180
Series A, 5.00%, 11/15/33 (PR 05/15/19)	5,000	5,034,300
State of Oregon GO, 5.00%, 05/01/23	100	113,313

		22,966,548

Pennsylvania — 3.7%
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/20	400	410,692
Commonwealth of Pennsylvania GO 5.00%, 03/15/20	1,000	1,033,460
5.00%, 04/01/21	2,000	2,131,240
5.00%, 07/01/22	350	386,232
5.00%, 09/15/23	1,500	1,703,445
5.00%, 06/01/25 (PR 06/01/22)	3,605	3,984,570
First Series, 5.00%, 06/01/19	1,000	1,008,060
First Series, 5.00%, 07/01/20	1,225	1,277,381
First Series, 5.00%, 03/15/21	1,000	1,064,760
First Series, 5.00%, 07/01/21	1,000	1,073,310
First Series, 5.00%, 08/15/21	1,600	1,723,312
First Series, 5.00%, 04/01/22	1,000	1,096,100
First Series, 5.00%, 07/01/22	1,045	1,153,178
First Series, 5.00%, 08/15/22	2,000	2,214,280
First Series, 5.00%, 01/01/23	2,675	2,986,958
First Series, 5.00%, 03/01/24	450	516,339
Second Series, 5.00%, 07/01/19	3,100	3,133,728
Second Series, 5.00%, 09/15/20	2,135	2,240,320
Second Series, 5.00%, 01/15/21	3,500	3,709,615
Second Series, 5.00%, 09/15/21	3,000	3,238,860
Second Series, 5.00%, 01/15/22	4,385	4,778,510
Second Series, 5.00%, 10/15/23	495	563,201
Third Series, 5.38%, 07/01/19 (NPFGC)	1,000	1,012,090
Delaware River Port Authority RB 5.00%, 01/01/21	750	794,130
5.00%, 01/01/23	500	558,115
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,132,298
5.00%, 01/01/21 (Call 03/21/19)	625	625,994
Series A, 5.00%, 07/01/19	5,315	5,373,518
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	727,906
Pennsylvania Turnpike Commission RB 5.00%, 06/01/20	500	519,860
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,255,139
Series B, 5.25%, 06/01/22 (PR 06/01/19)	6,000	6,052,980
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,050,150
Series B-1, 5.00%, 12/01/37 (PR 12/01/19)	4,650	4,765,273

Security	Par (000)	Value

Pennsylvania (continued)
Series D, 5.13%, 12/01/40 (PR 12/01/19)	$2,000	$2,051,420
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,142,300

		79,488,724

Rhode Island — 0.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	500	504,580

South Carolina — 0.3%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,119,239
Greenville County School District RB
4.63%, 12/01/20 (AGC)	325	341,698
5.50%, 12/01/19	2,000	2,057,080
State of South Carolina GO, Series A, 5.00%, 06/01/19	3,000	3,024,540

		6,542,557

Tennessee — 0.8%
City of Memphis TN GO, Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,000	2,086,200
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,554,120
Series A, 5.00%, 03/01/23	500	564,200
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,000	1,137,390
5.00%, 07/01/23 (Call 07/01/22)	435	481,815
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,750	5,326,127
State of Tennessee GO
Series A, 5.00%, 08/01/19	500	506,965
Series A, 5.00%, 08/01/20	375	392,734
Series A, 5.00%, 08/01/21	4,000	4,320,240
Series A, 5.00%, 08/01/22	400	444,780

		16,814,571

Texas — 6.9%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	519,090
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	3,375	3,216,139
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,496,646
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,700,064
Series A, 5.00%, 02/15/20	1,295	1,335,974
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,068,848
City of Houston TX Combined Utility System Revenue RB, Series C, 5.00%, 05/15/20	1,000	1,038,920
City of Houston TX GOL
Series A, 4.50%, 03/01/19	930	930,000
Series A, 4.50%, 03/01/19 (ETM)	95	95,000
Series A, 5.00%, 03/01/19	1,135	1,135,000
Series A, 5.00%, 03/01/20 (Call 04/01/19)	40	40,100
Series A, 5.00%, 03/01/20 (PR 03/01/19)	310	310,000
Series A, 5.00%, 03/01/23	1,500	1,685,190
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,528,635
5.00%, 02/01/20	7,890	8,130,093
5.00%, 02/01/21	3,000	3,189,750
5.00%, 02/01/22	3,565	3,901,429
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	499,190
City of San Antonio Texas GOL, 5.00%, 02/01/20	1,500	1,546,065

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	$1,500	$1,595,160
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	1,000	1,015,960
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	823,989
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	500	504,960
Fort Worth Independent School District GO
5.00%, 02/15/20 (PSF)	3,470	3,579,791
5.00%, 02/15/21 (PSF)	1,325	1,409,707
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,341,326
Houston Independent School District GOL 5.00%, 02/15/22 (PSF)	1,780	1,950,168
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,861,527
Series A-2, 3.00%, 06/01/39 (Put 06/01/19) (PSF)(b)(c)	2,000	2,006,540
Lewisville Independent School District GO 0.00%, 08/15/22 (PSF)(a)	1,350	1,263,884
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,240,000
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	104,800
North Texas Tollway Authority RB 6.00%, 01/01/38 (PR 01/01/21)	4,825	5,196,139
Series A, 5.00%, 01/01/20	1,750	1,797,355
Series A, 5.00%, 01/01/21	500	529,420
Series A, 5.00%, 01/01/22	2,250	2,452,523
Series A, 5.00%, 01/01/23	1,200	1,343,256
Series A, 5.50%, 09/01/36 (PR 09/01/21)	1,000	1,091,810
Series D, 5.00%, 09/01/28 (PR 09/01/21)	2,500	2,699,150
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,743,791
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,757,780
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	995,960
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,030,780
Plano Independent School District GO, Series B, 5.00%, 02/15/21 (PSF)	1,500	1,595,895
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,000	1,150,880
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	800,120
State of Texas GO 5.00%,04/01/19	725	726,820
5.00%, 10/01/19	7,660	7,807,072
5.00%, 04/01/20	735	761,203
5.00%, 10/01/20	1,335	1,404,233
5.00%, 04/01/21	250	266,935
5.00%, 10/01/21	3,000	3,250,800
5.00%, 04/01/22	1,200	1,318,728
5.00%, 10/01/22	4,020	4,479,124
5.00%, 04/01/23	1,925	2,173,498
Series A, 5.00%, 10/01/19	1,000	1,019,200
State of Texas RB, 4.00%, 08/29/19	3,000	3,033,270
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,034,610
Series A, 5.00%, 03/15/21	1,250	1,333,013
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/20	7,000	7,368,620
5.00%, 10/01/21	1,120	1,214,226
5.00%, 10/01/22	2,000	2,230,620
Series A, 5.00%, 04/01/19	2,750	2,757,342
Series A, 5.00%, 10/01/19	750	764,790

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 04/01/21	$2,615	$2,793,238
Series A, 5.00%, 04/01/22	2,050	2,254,774
Series A, 5.00%, 04/01/23	2,215	2,500,934
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,111,750
Series A, 5.00%, 08/15/23	3,000	3,422,430
Series B, 5.00%, 08/15/19	985	999,942
Series B, 5.00%, 08/15/20	500	524,220
Series B, 5.00%, 08/15/22	1,125	1,250,719
Series B, 5.38%, 08/15/23	605	699,870
Series D, 5.00%, 08/15/21	3,400	3,673,088
Series I, 5.00%, 08/15/21	750	810,240

		149,234,113

Utah — 0.9%
Intermountain Power Agency RB, 5.00%, 07/01/22	2,000	2,210,440
State of Utah GO
5.00%, 07/01/22	2,400	2,661,576
5.00%, 07/01/23	380	433,059
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,460	2,648,928
Series A, 4.00%, 07/01/21	1,000	1,054,380
Series A, 5.00%, 07/01/20	2,800	2,924,628
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,923,824

		18,856,835

Virginia — 2.3%
Commonwealth of Virginia GO
4.00%, 06/01/23	1,000	1,096,870
5.00%, 06/01/23	715	813,763
Series D, 5.00%, 06/01/19	690	695,713
County of Fairfax VA GO 5.00%, 04/01/24 (SAW)	5,000	5,802,500
Series B, 4.00%, 04/01/19 (SAW)	860	861,565
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,528,160
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	2,024,392
Virginia College Building Authority RB
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,238,908
Series E, 5.00%, 02/01/23	2,500	2,816,700
Virginia Commonwealth Transportation Board RB 5.00%, 09/15/23	1,000	1,144,530
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,051,297
5.00%, 03/15/24	1,000	1,158,260
5.00%, 05/15/25 (PR 05/15/21) (SAP)	3,000	3,218,610
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,364,350
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,250	1,341,088
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,131,878
Series A, 5.00%,05/15/23	200	227,020
Virginia Public Building Authority RB, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,526,625
Virginia Public School Authority RB 4.00%, 08/01/19 (SAW)	1,120	1,131,110
4.00%, 08/01/20 (SAW)	2,500	2,582,850
Series C, 5.00%, 08/01/22 (Call 08/01/19) (SAW)	1,240	1,257,062

		51,013,251

Washington — 3.2%
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 02/01/20	1,500	1,545,780
Energy Northwest RB
Series A, 5.00%, 07/01/19	5,815	5,878,849
Series A, 5.00%, 07/01/20	2,120	2,213,217

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/21	$4,375	$4,708,200
Series A, 5.00%, 07/01/22	1,195	1,322,781
Series A, 5.00%, 07/01/22 (Call 07/01/21)	2,205	2,371,874
Series A, 5.00%, 07/01/23	1,325	1,505,862
Series A, 5.00%, 07/01/23 (Call 07/01/21)	1,755	1,886,994
State of Washington GO
4.00%, 07/01/19	2,000	2,015,380
5.00%, 07/01/19	3,650	3,689,821
5.00%, 02/01/20	1,000	1,030,430
5.00%, 07/01/23	380	431,870
5.00%, 07/01/23 (Call 07/01/22)	1,200	1,327,500
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,521,015
Series 2010E, 5.00%, 02/01/20	2,500	2,576,075
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,189,160
Series 2016-A, 5.00%, 07/01/21	2,250	2,421,900
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	215,900
Series B, 5.00%, 07/01/22	2,800	3,102,288
Series B, 5.00%, 07/01/23	1,160	1,318,340
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,615,671
Series C, 5.50%, 07/01/23	715	802,588
Series R, 5.00%, 07/01/23	5,000	5,682,500
Series R-2011A, 5.00%, 01/01/21	1,000	1,059,960
Series R-2011B, 5.00%, 07/01/20	520	542,937
Series R-2012C, 5.00%, 07/01/20	1,000	1,044,110
Series R-2015, 5.00%, 07/01/20	470	490,732
Series R-2015, 5.00%, 07/01/21	1,000	1,076,400
Series R-2015-C, 5.00%, 07/01/20	1,000	1,044,110
Series R-2015E, 5.00% ,07/01/20	2,250	2,349,247
Series R-2017A, 5.00%, 08/01/21	1,625	1,753,489
State of Washington RB
5.00%, 09/01/19	500	508,190
5.00%, 09/01/20	1,010	1,059,652
5.00%, 09/01/21	710	767,496
Series F, 5.00%, 09/01/20	1,045	1,096,372
Series F, 5.00%, 09/01/22	1,405	1,562,430

		68,729,120

Wisconsin — 2.5%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,183,869
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	5,900	5,947,731
State of Wisconsin GO
5.00%, 11/01/20	4,500	4,750,830
5.00%, 05/01/22 (Call 05/01/21)	1,000	1,071,050

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 05/01/19	$3,085	$3,101,536
Series 1, 5.00%, 05/01/20	1,000	1,039,080
Series 1, 5.00%, 11/01/20	465	490,919
Series 1, 5.00%, 05/01/21	1,950	2,089,405
Series 1, 5.00%, 11/01/21	2,000	2,175,160
Series 1, 5.00%, 05/01/23	2,000	2,265,400
Series 1, 5.00%, 11/01/23	940	1,077,823
Series 2, 5.00%, 11/01/19	2,175	2,223,633
Series 2, 5.00%, 11/01/20	5,000	5,278,700
Series 2, 5.00%, 11/01/21	2,000	2,175,160
Series 2, 5.00%, 11/01/22	3,500	3,913,805
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	225	244,460
Series 4, 5.00%, 05/01/20	3,750	3,896,550
State of Wisconsin RB, Series A, 5.00%, 05/01/22
(Call 05/01/19) (SAP)	685	688,658
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,250	2,422,957
Series 1, 5.00%, 07/01/22	1,765	1,956,767
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,214,086
Series I, 5.00%, 07/01/19 (NPFGC)	1,415	1,430,636
Series I, 5.00%, 07/01/20 (NPFGC)	960	1,002,605

		54,640,820

Total Municipal Debt Obligations — 99.2% (Cost: $2,150,375,414)		2,155,919,705

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.55%(d)(e)	1,972	1,972,442

Total Short-Term Investments — 0.1% (Cost: $1,972,057)		1,972,442

Total Investments in Securities — 99.3% (Cost: $2,152,347,471)		2,157,892,147

Other Assets, Less Liabilities — 0.7%		14,141,949

Net Assets — 100.0%		$2,172,034,096

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	3,910	(1,938)	1,972	$1,972,442	$233,174	$175		$(18)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term National Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$2,155,919,705	$—	$2,155,919,705
Money Market Funds	1,972,442	—	—	1,972,442

	$1,972,442	$2,155,919,705	$—	$2,157,892,147

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments February 28, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
New York — 98.5%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	$1,115	$1,215,395
Series A, 5.00%, 11/01/22	365	409,811
Series A, 5.00%, 11/01/23	200	230,100
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,100,112
Brooklyn Arena Local Development Corp. RB 6.25%, 07/15/40 (PR 01/15/20)	125	130,085
6.38%, 07/15/43 (PR 01/15/20)	700	729,225
City of New York NY GO
Series 2015-1, 5.00%, 08/01/23	250	284,590
Series A, 5.00%, 08/01/21	500	539,660
Series A, 5.00%, 08/01/22	500	554,745
Series A, 5.00%, 08/01/23	400	455,344
Series A, 5.00%, 08/01/26	430	518,240
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	399,976
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	296,180
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,213,360
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	268,845
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	214,292
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	549,975
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	577,295
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	568,890
Series B, 5.00%, 08/01/20	100	104,715
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	654,993
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	282,235
Series C, 5.00%, 08/01/19	680	689,418
Series C, 5.00%, 08/01/20	500	523,575
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	304,116
Series C, 5.00%, 08/01/22	475	527,008
Series C, 5.00%, 08/01/23	500	569,180
Series C, 5.00%, 08/01/26	1,000	1,205,210
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,000	1,193,720
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	588,005
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	775,122
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	283,938
Series D, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,042,420
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	589,980
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	538,515
Series E, 5.00%, 08/01/23	740	842,386
Series E, 5.00%, 08/01/24	470	546,930
Series E, 5.00%, 08/01/27 (Call 08/01/19)	355	359,856
Series E, 5.00%, 08/01/27 (PR 08/01/19)	145	147,068
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	416,580
Series F, 5.00%, 08/01/21	240	259,037
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	270,625
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	388,213
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	568,315
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	551,165
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	567,300
Series F-3, 5.00%, 12/01/25	500	596,535
Series G-1, 5.00%, 04/01/22	500	549,630
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,093,900
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	273,318
Series H-1, 5.00%, 03/01/23 (Call 03/01/19)	490	491,235
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,110,900
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	799,813
Series I-1, 5.00%, 04/01/23 (Call 04/01/19)	160	160,394
Series J, 5.00%, 08/01/19	1,250	1,267,312

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/21	$600	$647,592
Series J, 5.00%, 08/01/23	1,000	1,138,360
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,278,816
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	597,576
Series J-1, 5.00%, 05/15/33 (Call 05/15/19)	240	241,462
Series J-1, 5.00%, 05/15/33 (PR 05/15/19)	160	161,117
Series J-1, 5.00%, 05/15/36 (Call 05/15/19)	685	689,062
Series J-1, 5.00%, 05/15/36 (PR 05/15/19)	220	221,536
County of Monroe NY GOL, 5.00%, 06/01/20 (BAM)	1,000	1,041,230
County of Nassau NY GOL 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,175,870
Series A, 5.00%, 01/01/22	500	542,980
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	539,735
Series C, 5.00%, 10/01/21	500	539,960
Series C, 5.00%, 10/01/27	975	1,171,375
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,920,951
County of Westchester NY GOL
5.00%, 07/01/23	200	228,828
Series A, 5.00%, 01/01/22	600	657,840
Series A, 5.00%, 12/01/24	1,000	1,185,690
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	851,512
Erie County Fiscal Stability Authority RB, Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	515,902
Erie County Industrial Development Agency (The) RB, Series A, 5.00%, 05/01/31 (PR 05/01/19) (SAW)	100	100,560
Hudson Yards Infrastructure Corp. RB 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,054,138
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	507,907
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	21,410
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	412,712
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	664,225
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,243,416
Series A, 5.00%, 02/15/23	250	281,863
Series A, 5.00%, 02/15/26	200	240,116
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	479,488
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	117,781
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	581,880
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,612,380
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,170	1,336,585
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	569,280
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	226,852
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	225,552
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	729,995
Long Island Power Authority RB 5.00%, 09/01/31 (Call 09/01/27)	1,000	1,175,570
5.00%, 09/01/38 (Call 09/01/28)	250	287,235
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,721,726
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	835,215
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	280,593
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,072,270
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,641,056
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	501,495
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,760	1,771,106
Series A, 5.75%, 04/01/39 (PR 04/01/19)	380	381,208
Series A, 6.25%, 04/01/33 (PR 04/01/19)	250	250,888
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	273,295
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,126,464
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	559,010

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.25%, 04/01/19 (ETM)	$290	$290,821
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	850	578,731
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	278,995
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	496,551
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	364,269
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	545,660
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,454,927
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	379,900
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,093,550
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	219,978
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	586,710
Series B, 5.00%, 11/15/22	600	665,040
Series B, 5.00%, 11/15/24	500	574,310
Series B, 5.00%, 11/15/25	250	291,010
Series B, 5.00%, 11/15/26	625	736,194
Series B, 5.00%, 11/15/34 (PR 11/15/19)	650	665,658
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,676,055
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	430,332
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,169,040
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	708,781
Series C, 5.00%, 11/15/22	260	288,184
Series C, 5.00%, 11/15/22 (ETM)	150	168,465
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	296,235
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	252,698
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,294,224
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,104,300
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	413,996
Series C-1, 5.00%, 11/15/25	200	232,808
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	391,968
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,379,220
Series C-2, 0.00%, 11/15/27(a)	1,000	776,620
Series C-2, 0.00%, 11/15/29(a)	1,000	710,910
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	150	154,040
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	250	256,810
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	258,223
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,265,325
Series D, 5.00%, 11/15/19	690	705,939
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,354,082
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	275,991
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	547,825
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	973,144
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	575,170
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,074,114
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	272,043
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	743,687
Series D-1, 5.00%, 11/01/22	250	276,833
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	984,267
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	106,618
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	96,426
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	589,627
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	273,355
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,606,172
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,084,980
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,285	1,445,342
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	478,041

Security	Par (000)	Value

New York (continued)
New York City Industrial Development Agency RB 4.50%, 03/01/39 (Call 04/01/19) (FGIC)	$270	$270,221
5.00%, 03/01/31 (Call 04/01/19) (FGIC)	210	211,495
5.00%, 03/01/36 (Call 04/01/19) (NPFGC)	275	275,509
5.00%, 03/01/46 (Call 04/01/19) (FGIC)	455	457,111
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	372,086
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	449,068
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	471,104
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	624,770
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	559,990
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	525,730
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	391,601
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	600,240
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	600,240
New York City Transitional Finance Authority Future Tax Secured Revenue RB 5.00%, 05/01/32 (Call 05/01/26)	500	578,995
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,127,040
Series A, 5.00%, 11/01/21	500	544,610
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	432,748
Series A, 5.00%, 05/01/29 (PR 05/01/19)	150	150,828
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	390,337
Series A-1, 5.00%, 08/01/24	500	585,495
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	387,743
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	369,928
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,131,210
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,168,210
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	444,236
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,152,440
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	414,288
Series B, 5.00%, 11/01/19	400	408,996
Series B, 5.00%, 11/01/20	350	369,271
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	127,911
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	51,121
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	303,388
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,400,598
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	587,725
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	574,055
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,169,110
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,175,470
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	569,420
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,687,155
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	565,225
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,127,160
Series C, 5.00%, 11/01/21	500	544,610
Series C, 5.00%, 11/01/24	950	1,118,653
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	590,690
Series C, 5.00%, 11/01/26	115	140,529
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	591,470
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,194,780
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	451,870
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	262,128
Series C-1, 5.00%, 05/01/23	500	567,860
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	594,565
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,125,579
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	259,705
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	164,283
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	264,828

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/01/31 (Call 02/01/21)	$300	$317,328
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	528,880
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	123,044
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	881,280
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	572,855
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,736,595
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	228,392
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	563,625
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,566,390
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	268,718
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,670,130
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,149,660
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	725,295
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	357,809
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,205,890
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	592,630
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	589,710
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/24	200	233,958
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	452,533
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	161,619
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	407,380
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	634,473
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	536,410
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	213,180
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	558,500
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	503,350
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	706,175
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	589,815
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,179,486
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	403,866
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	376,381
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	270,528
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,097,430
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	654,036
Series DD, 5.00%, 06/15/21	500	538,885
Series DD, 5.00%, 06/15/22	500	555,325
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	562,155
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	316,374
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	573,160
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	227,618
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	559,848
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	563,550
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	557,770
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,688,565
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	546,245
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	578,690
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	344,577
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	508,495
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	500	521,035
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,355,262
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	252,120
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	260	278,343
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	566,160
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	301,689
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	1,675	1,689,304
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	750	757,432
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	116,101
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	802,912

Security	Par (000)	Value

New York (continued)
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	$160	$170,731
Series-EE, 5.38%, 06/15/43 (Call 12/15/20)	125	131,999
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	250	282,568
Series A, 0.00%, 11/15/48(a)	500	140,500
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	562,525
New York Liberty Development Corp. RB 5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,364,971
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	803,855
5.75%, 11/15/51 (Call 11/15/21)	90	98,319
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/19	510	511,341
Series A, 5.00%, 04/01/20	1,500	1,556,085
Series A, 5.00%, 04/01/21	500	535,250
Series A-5/6, 5.50%, 04/01/19	325	325,975
Series B, 5.00%, 04/01/19 (GOI)	305	305,802
New York Municipal Bond Bank Agency RB 5.00%, 12/01/19 (SAW)	50	51,293
5.00%, 12/01/21 (SAW)	1,000	1,089,680
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 04/01/19) (NPFGC)	355	355,561
Series A, 5.00%, 11/15/22	600	675,558
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	442,689
Series C, 5.00%, 11/15/20 (Call 04/01/19) (NPFGC)	1,090	1,093,096
Series C, 5.00%, 11/15/21 (Call 04/01/19) (NPFGC)	350	350,941
New York State Dormitory Authority RB 5.00%, 03/15/44 (Call 03/15/27)	105	118,241
Series 1, 5.50%, 07/01/40 (AMBAC)	400	518,500
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	517,215
Series A, 5.00%, 03/15/20	800	827,936
Series A, 5.00%, 12/15/20	150	158,969
Series A, 5.00%, 03/15/21	825	880,473
Series A, 5.00%, 07/01/22 (Call 07/01/19)	460	464,779
Series A, 5.00%, 02/15/24	1,000	1,155,110
Series A, 5.00%, 03/15/24	500	579,725
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	279,710
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,116,120
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	407,291
Series A, 5.00%, 07/01/26	1,000	1,202,290
Series A, 5.00%, 10/01/26	255	313,255
Series A, 5.00%, 10/01/27	500	624,425
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	395,770
Series A, 5.00%, 10/01/28	500	634,415
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	637,985
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,103,558
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	461,204
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	553,230
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,146,940
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	383,479
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	566,260
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	574,000
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	826,659
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	552,200
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	564,650
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	279,173
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	529,340
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	549,045
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,135,536
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	549,460
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	110,365

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/46 (Call 01/01/27)	$250	$277,963
Series A, 5.00%, 10/01/47	300	394,716
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	569,180
Series A, 5.00%, 10/01/48	500	659,835
Series A-2, 5.00%, 10/01/46	225	295,117
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	818,784
Series B, 5.00%, 10/01/22	125	140,154
Series B, 5.00%, 02/15/26	1,000	1,200,070
Series B, 5.00%, 03/15/28 (PR 03/15/19)	200	200,214
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,145,330
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	889,642
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,139,470
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	567,025
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,165,430
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	476,146
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	540,615
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	575,540
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	560,285
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	590,485
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,265,792
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,130,940
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	233,818
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	265,290
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	564,195
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,166,980
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	578,630
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	528,530
Series C, 5.50%, 07/01/23 (NPFGC)	200	224,960
Series D, 5.00%, 02/15/23	200	225,418
Series D, 5.00%, 02/15/25	1,400	1,650,474
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	239,066
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	322,929
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	268,810
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	446,764
Series E, 5.00%, 05/15/20	520	540,935
Series E, 5.00%, 02/15/23	500	563,545
Series E, 5.00%, 02/15/24	1,000	1,155,110
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,158,290
Series E, 6.13%, 01/01/31 (Call 04/01/19)	5	5,017
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	442,456
New York State Environmental Facilities Corp. RB 5.00%, 06/15/19	675	681,473
5.00%, 05/15/21	1,000	1,075,000
5.00%, 06/15/46 (Call 06/15/27)	835	949,311
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	451,240
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,045	1,080,917
Series A, 5.00%, 06/15/19	600	605,754
Series A, 5.00%, 06/15/20	1,065	1,110,827
Series A, 5.00%, 06/15/22	375	416,494
Series A, 5.00%, 06/15/23	250	285,257
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	710,163
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	707,782
Series A, 5.00%, 06/15/34 (Call 06/15/19)	180	181,721
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	234,536
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,132,800
Series A, 5.13%, 06/15/38 (Call 06/15/19)	120	121,080
Series B, 5.00%, 06/15/20	350	365,060
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	533,190
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	95,808
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,155,370

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 06/15/22	$520	$577,538
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,135,910
New York State Thruway Authority Highway & BridgeTrust Fund RB, Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	212,744
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	592,172
Series A, 5.00%, 05/01/19	3,700	3,719,240
Series A, 5.00%, 03/15/20	230	238,032
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	89,378
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	270,553
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	262,383
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	552,990
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	655,956
Series A, 5.25%, 03/15/19	250	250,285
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,084,136
Series B, 5.50%, 04/01/20 (AMBAC)	260	270,876
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	319,638
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,060,960
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	532,323
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	285,317
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	386,645
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	531,170
Series L, 5.00%, 01/01/21	250	265,503
Series L, 5.00%, 01/01/25	200	235,998
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	951,515
New York State Urban Development Corp. RB 5.00%, 03/15/28 (Call 03/15/19)	30	30,032
5.00%, 03/15/28 (PR 03/15/19)	220	220,240
Series A, 5.00%, 03/15/19	725	725,776
Series A, 5.00%, 03/15/22	545	599,042
Series A, 5.00%, 03/15/23	1,570	1,773,472
Series A, 5.00%, 03/15/24	1,275	1,475,634
Series A, 5.00%, 03/15/25	350	413,329
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	184,724
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	877,620
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	265,498
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	463,728
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	691,914
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	585,215
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	402,202
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	227,940
Series A-1, 5.00%, 03/15/21	450	480,258
Series A-1, 5.00%, 03/15/22	400	439,664
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	564,335
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	581,308
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	264,082
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	250	250,273
Series B-1, 5.25%, 03/15/38 (PR 03/15/19)	120	120,139
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	516,400
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	790,069
Series C, 5.00%, 03/15/27	285	347,119
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	571,710
Series D, 5.00%, 03/15/22	1,050	1,154,118
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,128,670
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	112,451
Port Authority of New York & New Jersey RB 4.00%, 12/15/40 (Call 06/15/24)	400	412,412
4.00%, 09/01/43 (Call 09/01/28)	750	780,870
4.00%, 06/15/44 (Call 06/15/24)	250	256,693
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	284,295

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 07/15/35 (Call 07/15/28)	$500	$591,540
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	453,548
Series 116, 4.00%, 09/15/31 (Call 09/15/19)	500	503,635
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	480,301
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	203,298
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	262,418
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	286,778
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	260,948
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	176,841
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	258,970
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,176,560
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	576,275
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	565,525
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,128,690
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	570,595
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	846,465
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	556,495
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	463,251
Series 5, 5.38%, 03/01/28 (GOI)	500	585,950
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	935	955,084
Series A, 5.00%, 10/15/20	1,535	1,620,070
Series A, 5.00%, 10/15/21	425	462,302
Series A, 5.00%, 10/15/22	475	532,822
Series A, 5.00%, 10/15/23	300	344,340
Series A, 5.00%, 10/15/24	1,750	2,063,775
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,193,930
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	2,037,227
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,593,207
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	207,722
Series A, 5.00%, 02/15/22	500	550,835
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	418,118
Series A, 5.00%, 02/15/34 (Call 04/01/19)	475	476,192
Series A, 5.00%, 02/15/39 (Call 04/01/19)	450	451,116
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,084,480
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,639,037
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/26	1,000	1,226,610
Series A, 0.00%, 11/15/30(a)	445	308,256
Series A, 0.00%, 11/15/32(a)	200	125,496
Series A, 5.00%, 11/15/22	150	167,741
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	82,109
Series A, 5.00%, 11/15/24	200	235,942
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	328,422
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	562,570
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	383,547
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	280,475
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	574,610
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,542,626
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	468,664
Series B, 0.00%, 11/15/32(a)	700	442,204
Series B, 4.00%, 11/15/21	200	212,508

Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.00%, 11/15/19	$675	$691,119
Series B, 5.00%, 11/15/20	1,765	1,866,576
Series B, 5.00%, 11/15/21	400	435,528
Series B, 5.00%, 11/15/22	500	561,620
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	727,369
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	794,511
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	461,243
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,188,360
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	377,903
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	461,424
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	287,452
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,028,132
Series C, 5.00%, 11/15/25	500	603,350
Series E, 5.50%, 11/15/19 (NPFGC)	255	261,898
Utility Debt Securitization Authority RB 5.00%, 12/15/24 (Call 12/15/22)	700	784,280
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,165,600
5.00%, 12/15/35 (Call 12/15/25)	600	691,638
5.00%, 12/15/36 (Call 12/15/25)	150	172,305
5.00%, 12/15/37 (Call 12/15/25)	750	859,020
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,391,172
5.00%, 12/15/41 (Call 12/15/27)	255	294,028
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	432,956
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	534,542
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	644,844
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	728,260
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,426,950
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	852,487
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,126,430
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,232,804

		339,148,230

Total Municipal Debt Obligations — 98.5% (Cost: $335,168,431)		339,148,230

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.53%(d)(e)	3,236	3,236,344

Total Short-Term Investments — 0.9% (Cost: $3,236,344)		3,236,344

Total Investments in Securities — 99.4% (Cost: $338,404,775)		342,384,574

Other Assets, Less Liabilities — 0.6%		2,133,689

Net Assets — 100.0%		$ 344,518,263

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® New York Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds New York Money Fund Portfolio	—	3,236	3,236	$3,236,344	$10,879	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$339,148,230	$—	$339,148,230
Money Market Funds	3,236,344	—	—	3,236,344

	$3,236,344	$339,148,230	$—	$342,384,574

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	79

Statements of Assets and Liabilities

February 28, 2019

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF	iShares New York Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,074,210,403	$11,235,184,446	$2,155,919,705	$339,148,230
Affiliated(b)	8,949,820	95,228,966	1,972,442	3,236,344
Receivables:
Dividends	9,848	125,763	16,580	5,657
Interest	12,415,116	127,365,514	25,939,942	3,871,455

Total assets	1,095,585,187	11,457,904,689	2,183,848,669	346,261,686

LIABILITIES
Payables:
Investments purchased	1,020,340	45,156,157	11,698,373	1,677,925
Investment advisory fees	206,738	606,124	116,200	65,498

Total liabilities	1,227,078	45,762,281	11,814,573	1,743,423

NET ASSETS	$1,094,358,109	$11,412,142,408	$2,172,034,096	$344,518,263

NET ASSETS CONSIST OF:
Paid-in capital	$1,078,788,264	$11,255,656,982	$2,164,557,799	$339,956,008
Accumulated earnings	15,569,845	156,485,426	7,476,297	4,562,255

NET ASSETS	$1,094,358,109	$11,412,142,408	$2,172,034,096	$344,518,263

Shares outstanding	18,650,000	103,900,000	20,550,000	6,250,000

Net asset value	$58.68	$109.84	$105.70	$55.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,060,272,553	$11,073,531,384	$2,150,375,414	$335,168,431
(b) Investments, at cost — Affiliated	$8,949,820	$95,226,996	$1,972,057	$3,236,344

See notes to financial statements.

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2019

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF	iShares New York Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$22,290	$781,382	$233,174	$10,879
Interest — Unaffiliated	25,089,539	265,398,976	26,458,261	8,482,845

Total investment income	25,111,829	266,180,358	26,691,435	8,493,724

EXPENSES
Investment advisory fees	2,560,119	12,278,378	2,088,387	773,951

Total expenses	2,560,119	12,278,378	2,088,387	773,951

Less:
Investment advisory fees waived	—	(1,159,422)	(191,036)	—

Total expenses after fees waived	2,560,119	11,118,956	1,897,351	773,951

Net investment income	22,551,710	255,061,402	24,794,084	7,719,773

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(266,889)	(1,149,331)	(199,872)	(95,844)
Investments — Affiliated	—	11,220	(465)	—
In-kind redemptions — Unaffiliated	(1,093,651)	(4,663,510)	(478,356)	—
Capital gain distributions from underlying funds — Affiliated	—	2,427	640	—

Net realized loss	(1,360,540)	(5,799,194)	(678,053)	(95,844)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	9,174,256	137,233,294	15,606,059	3,085,991
Investments — Affiliated	—	(1,381)	(18)	—

Net change in unrealized appreciation (depreciation)	9,174,256	137,231,913	15,606,041	3,085,991

Net realized and unrealized gain	7,813,716	131,432,719	14,927,988	2,990,147

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,365,426	$386,494,121	$39,722,072	$10,709,920

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,551,710	$16,788,290	$255,061,402	$197,868,988
Net realized gain (loss)	(1,360,540)	297,416	(5,799,194)	101,094
Net change in unrealized appreciation (depreciation)	9,174,256	(2,129,230)	137,231,913	(50,317,161)

Net increase in net assets resulting from operations	30,365,426	14,956,476	386,494,121	147,652,921

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(22,233,307)	(16,515,297)	(248,223,956)	(195,264,102)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	200,110,203	161,877,339	2,191,868,467	1,298,088,929

NET ASSETS(b)
Total increase in net assets	208,242,322	160,318,518	2,330,138,632	1,250,477,748
Beginning of year	886,115,787	725,797,269	9,082,003,776	7,831,526,028

End of year	$1,094,358,109	$886,115,787	$11,412,142,408	$9,082,003,776

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 10 for this prior year information.

See notes to financial statements.

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Statements of Changes in Net Assets  (continued)

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,794,084	$14,534,175	$7,719,773	$6,529,956
Net realized gain (loss)	(678,053)	(167,278)	(95,844)	277,688
Net change in unrealized appreciation (depreciation)	15,606,041	(12,421,549)	3,085,991	(2,623,510)

Net increase in net assets resulting from operations	39,722,072	1,945,348	10,709,920	4,184,134

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(23,353,462)	(14,270,973)	(7,672,306)	(6,662,645)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	618,874,729	111,066,054	46,323,597	55,445,126

NET ASSETS(b)
Total increase in net assets	635,243,339	98,740,429	49,361,211	52,966,615
Beginning of year	1,536,790,757	1,438,050,328	295,157,052	242,190,437

End of year	$2,172,034,096	$1,536,790,757	$344,518,263	$295,157,052

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 10 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/19	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)

Net asset value, beginning of year	$58.11	$58.06	$59.43	$58.83	$56.71

Net investment income(b)	1.28	1.25	1.30	1.46	1.65
Net realized and unrealized gain (loss)(c)	0.56	0.04	(1.41)	0.64	2.11

Net increase (decrease) from investment operations	1.84	1.29	(0.11)	2.10	3.76

Distributions(d)
From net investment income	(1.27)	(1.24)	(1.26)	(1.50)	(1.64)

Total distributions	(1.27)	(1.24)	(1.26)	(1.50)	(1.64)

Net asset value, end of year	$58.68	$58.11	$58.06	$59.43	$58.83

Total Return
Based on net asset value	3.22%	2.21%	(0.21)%	3.69%	6.65%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.20%	2.12%	2.19%	2.49%	2.83%

Supplemental Data
Net assets, end of year (000)	$1,094,358	$886,116	$725,797	$505,177	$382,373

Portfolio turnover rate(e)	32%	32%	25%	8%	6%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$108.64	$108.92	$111.33	$110.30	$107.15

Net investment income(a)	2.77	2.51	2.48	2.67	2.99
Net realized and unrealized gain (loss)(b)	1.14	(0.29)	(2.51)	1.12	3.14

Net increase (decrease) from investment operations	3.91	2.22	(0.03)	3.79	6.13

Distributions(c)
From net investment income	(2.71)	(2.50)	(2.38)	(2.76)	(2.98)

Total distributions	(2.71)	(2.50)	(2.38)	(2.76)	(2.98)

Net asset value, end of year	$109.84	$108.64	$108.92	$111.33	$110.30

Total Return
Based on net asset value	3.67%	2.04%	(0.05)%	3.54%	5.76%

Ratios to Average Net Assets
Total expenses	0.12%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.11%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.55%	2.28%	2.23%	2.44%	2.74%

Supplemental Data
Net assets, end of year (000)	$11,412,142	$9,082,004	$7,831,526	$6,268,018	$4,511,068

Portfolio turnover rate(d)	10%	10%	8%	10%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$104.90	$105.74	$106.40	$106.06	$106.55

Net investment income(a)	1.52	1.03	0.84	0.81	0.80
Net realized and unrealized gain (loss)(b)	0.72	(0.86)	(0.71)	0.35	(0.49)

Net increase from investment operations	2.24	0.17	0.13	1.16	0.31

Distributions(c)
From net investment income	(1.44)	(1.01)	(0.79)	(0.82)	(0.80)

Total distributions	(1.44)	(1.01)	(0.79)	(0.82)	(0.80)

Net asset value, end of year	$105.70	$104.90	$105.74	$106.40	$106.06

Total Return
Based on net asset value	2.15%	0.16%	0.14%	1.13%	0.26%

Ratios to Average Net Assets
Total expenses	0.12%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.11%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.45%	0.97%	0.79%	0.76%	0.76%

Supplemental Data
Net assets, end of year (000)	$2,172,034	$1,536,791	$1,438,050	$1,010,753	$890,876

Portfolio turnover rate(d)	24%	21%	19%	23%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)	Year Ended 02/28/15 (a)

Net asset value, beginning of year	$54.66	$55.04	$56.36	$55.76	$54.02

Net investment income(b)	1.36	1.34	1.34	1.44	1.55
Net realized and unrealized gain (loss)(c)	0.46	(0.35)	(1.34)	0.61	1.75

Net increase from investment operations	1.82	0.99	0.00	2.05	3.30

Distributions(d)
From net investment income	(1.36)	(1.32)	(1.32)	(1.45)	(1.56)
From net realized gain	—	(0.05)	—	—	—

Total distributions	(1.36)	(1.37)	(1.32)	(1.45)	(1.56)

Net asset value, end of year	$55.12	$54.66	$55.04	$56.36	$55.76

Total Return
Based on net asset value	3.39%	1.79%	(0.01)%	3.79%	6.13%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.49%	2.40%	2.38%	2.60%	2.82%

Supplemental Data
Net assets, end of year (000)	$344,518	$295,157	$242,190	$219,805	$167,265

Portfolio turnover rate(e)	19%	31%	21%	11%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

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Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
Short-Term National Muni Bond	0.07
New York Muni Bond	0.25

Prior to June 26, 2018, for its investment advisory services to each of the iShares National Muni Bond ETF and iShares Short-Term National Muni Bond ETF, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses are a fund’s total annual operating expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Effective June 1, 2018, BFA contractually agreed to waive its investment advisory fee for each of the iShares National Muni Bond ETF and iShares Short-Term National Muni Bond ETF through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver did not exceed 0.07% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for the Funds from 0.25% to 0.07%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$3,450,312	$26,407,202
New York Muni Bond	700,550	700,232

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$621,254,843	$321,300,691
National Muni Bond	1,287,665,285	1,022,041,620
Short-Term National Muni Bond	675,790,572	391,983,230
New York Muni Bond	106,006,354	59,279,342

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$—	$96,133,883
National Muni Bond	3,440,147,300	1,386,483,746
Short-Term National Muni Bond	401,142,603	42,976,847

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
California Muni Bond	$(1,093,651)	$1,093,651
National Muni Bond	(4,754,646)	4,754,646
Short-Term National Muni Bond	(478,356)	478,356

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18

California Muni Bond
Tax-exempt income	$22,171,230	$16,502,050
Ordinary income	62,077	13,247

	$22,233,307	$16,515,297

National Muni Bond
Tax-exempt income	$248,070,004	$195,138,677
Ordinary income	153,952	125,425

	$248,223,956	$195,264,102

Short-Term National Muni Bond
Tax-exempt income	$23,353,462	$14,237,611
Ordinary income	—	33,362

	$23,353,462	$14,270,973

New York Muni Bond
Tax-exempt income	$7,666,762	$6,406,682
Ordinary income	5,544	8,342
Long-term capital gains	—	247,621

	$7,672,306	$6,662,645

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses	)(b)	Total
California Muni Bond	$1,990,972	$(356,099)	$13,934,972		$15,569,845
National Muni Bond	26,328,453	(31,297,973)	161,454,946		156,485,426
Short-Term National Muni Bond	3,097,161	(1,161,059)	5,540,195		7,476,297
New York Muni Bond	686,499	(104,043)	3,979,799		4,562,255

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,069,225,251	$17,300,913	$(3,365,941)	$13,934,972
National Muni Bond	11,168,958,466	192,149,289	(30,694,343)	161,454,946
Short-Term National Muni Bond	2,152,351,952	9,077,186	(3,536,991)	5,540,195
New York Muni Bond	338,404,775	5,250,451	(1,270,652)	3,979,799

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (continued)

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, regulatory, political or social conditions affecting that state could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18

iShares ETF	Shares	Amount	Shares		Amount

California Muni Bond
Shares sold	5,100,000	$297,935,341	2,750,000	(a)	$161,880,187
Shares redeemed	(1,700,000)	(97,825,138)	—		(2,848)

Net increase	3,400,000	$200,110,203	2,750,000		$161,877,339

92	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 02/28/19		Year Ended 02/28/18

iShares ETF	Shares	Amount	Shares	Amount

National Muni Bond
Shares sold	35,300,000	$3,820,998,888	17,800,000	$1,965,733,780
Shares redeemed	(15,000,000)	(1,629,130,421)	(6,100,000)	(667,644,851)

Net increase	20,300,000	$2,191,868,467	11,700,000	$1,298,088,929

Short-Term National Muni Bond
Shares sold	6,400,000	$671,135,283	1,800,000	$190,071,704
Shares redeemed	(500,000)	(52,260,554)	(750,000)	(79,005,650)

Net increase	5,900,000	$618,874,729	1,050,000	$111,066,054

New York Muni Bond
Shares sold	850,000	$46,323,597	1,000,000 (a)	$55,445,126

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains
California Muni Bond	$16,515,297	$—
National Muni Bond	195,264,102	—
Short-Term National Muni Bond	14,270,973	—
New York Muni Bond	6,415,023	247,622

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
California Muni Bond	$1,672,569
National Muni Bond	19,491,007
Short-Term National Muni Bond	1,656,539
New York Muni Bond	639,032

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

94	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares California Muni Bond ETF, iShares National Muni Bond ETF,

iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	95

Important Tax Information  (unaudited)

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2019:

iShares ETF	Exempt-Interest Dividends
California Muni Bond	99.72%
National Muni Bond	99.94
Short-Term National Muni Bond	100.00
New York Muni Bond	99.93

For California income tax purposes, the iShares California AMT-Free Muni Bond ETF designates 99.72% of its distributions paid from net investment income during the fiscal year ended February 28, 2019 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations

96	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California Muni Bond(a)	$1.265164	$—	$0.007170	$1.272334	99%	—%	1%	100%
National Muni Bond	2.710551	—	—	2.710551	100	—	—	100
Short-Term National Muni Bond(a)	1.425393	—	0.011978	1.437371	99	—	1	100
New York Muni Bond(a)	1.350319	—	0.008012	1.358331	99	—	1	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California Muni Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	9	0.72
Greater than 0.0% and Less than 0.5%	1,045	83.07
At NAV	11	0.87
Less than 0.0% and Greater than –0.5%	189	15.02
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –3.0% and Greater than –3.5%	1	0.08

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	97

Supplemental Information  (unaudited) (continued)

iShares National Muni Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	830	65.97%
At NAV	46	3.66
Less than 0.0% and Greater than –0.5%	381	30.29
Less than –0.5% and Greater than –1.0%	1	0.08

	1,258	100.00%

iShares Short-Term National Muni Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	935	74.32
At NAV	40	3.18
Less than 0.0% and Greater than –0.5%	282	22.42

	1,258	100.00%

iShares New York Muni Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	6	0.48
Greater than 0.0% and Less than 0.5%	986	78.37
At NAV	17	1.35
Less than 0.0% and Greater than –0.5%	243	19.32
Less than –0.5% and Greater than –1.0%	5	0.40

	1,258	100.00%

98	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	99

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOI	General Obligation of the Issuer

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

▶	iShares Short-Term Corporate Bond ETF | IGSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 28, 2019 (the “reporting period”). The Bloomberg Barclays U.S. Corporate Bond Index returned 2.63% for the reporting period, trailing the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period, economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018, economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (the “Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period.

In that environment, investment-grade corporate bonds posted positive total returns, but generally underperformed other taxable bond sectors. With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested riskier assets such as stocks and corporate bonds in a flight to quality. That caused the spread, or difference in yield, between corporate and Treasury bonds to widen in late 2018. When yield spreads widen, corporate bonds underperform. Indeed, calendar year 2018 posted the poorest performance for corporate bonds since 2008. Nevertheless, corporate bonds rebounded beginning in 2019 when it became clear that the Fed was going to pause its interest rate increases and economic conditions were not as bad as feared.

Despite the volatility, credit fundamentals and supply were generally supportive of corporate bond performance. In the U.S., investment-grade corporate bond supply declined year over year in calendar year 2018, as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. While record corporate bond issuance in recent years drove the corporate sector’s overall debt level to its highest in more than 30 years, corporate cash coffers have also grown to record highs, partially offsetting the increase in borrowing. Strong earnings growth and the comparative lack of new supply meant the ratio of debt to earnings improved for the reporting period.

Looking at performance by maturity, bonds with maturities ranging from 5 to 7 years generally performed best among investment-grade corporate bonds. Interest rates declined the most for intermediate-term bonds, as investors shifted away from the shortest-term maturities toward intermediate-term maturities after the Fed indicated a pause in the rate-raising campaign. By credit rating, BBB bonds, the lowest-rated portion of the investment-grade market, were among the poorest performers.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) (formerly the iShares U.S. Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofAML US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.59%	2.95%	5.66%	2.59%	15.66%	73.38%
Fund Market	2.85	2.96	5.44	2.85	15.72	69.92
Index(a)	2.76	3.14	5.96	2.76	16.73	78.43
Bloomberg Barclays U.S. Credit Bond Index	2.72	3.13	5.96	2.72	16.68	78.34
ICE BofAML US Corporate Index	2.63	3.25	6.49	2.63	17.32	87.45

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICEBofAML US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Credit Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,020.00	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.9%
Aa	9.1
A	36.6
Baa	47.5
Ba	3.3
Not Rated	1.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	38.1%
5-10 Years	31.1
10-15 Years	3.1
15-20 Years	6.7
More than 20 Years	21.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Short-Term Corporate Bond ETF

Investment Objective

The iShares Short-Term Corporate Bond ETF (the “Fund”) (formerly the iShares 1-3 Year Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofAML 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.26%	1.39%	2.61%	3.26%	7.14%	29.44%
Fund Market	3.46	1.40	2.39	3.46	7.20	26.69
Index(a)	3.48	1.66	3.00	3.48	8.56	34.39
Bloomberg Barclays U.S. 1-3 Year Credit Bond Index	2.99	1.56	2.95	2.99	8.05	33.75
ICE BofAML 1-5 Year US Corporate Index	3.34	2.08	4.35	3.34	10.85	53.02

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 1-5 Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.20	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Short-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.3%
Aa	12.4
A	37.2
Baa	45.6
Ba	1.7
Not Rated	1.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.3%
1-2 Years	28.0
2-3 Years	22.6
3-4 Years	20.2
4-5 Years	24.0
5-6 Years	2.8
9-10 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The) 3.75%, 10/01/21	$225	$227,253
3.75%, 02/15/23(a)	1,007	1,004,211
4.20%, 04/15/24	50	50,426
4.65%, 10/01/28 (Call 07/01/28)	260	262,738
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	1,006	971,029
3.63%, 05/01/22	1,617	1,630,385
3.65%, 11/01/24 (Call 08/01/24)	700	692,699
4.45%, 08/15/20	250	254,616
WPP Finance 2010 3.63%, 09/07/22(a)	100	98,480
3.75%, 09/19/24(a)	1,065	1,025,550
5.63%, 11/15/43(a)	1,045	973,686

		7,191,073

Aerospace & Defense — 1.8%
Airbus Finance BV, 2.70%, 04/17/23(b)	75	73,582
BAE Systems Holdings Inc., 3.85%, 12/15/25
(Call 09/15/25)(a)(b)	175	174,493
Boeing Co. (The) 1.88%, 06/15/23 (Call 04/15/23)	25	23,925
2.13%, 03/01/22 (Call 02/01/22)	300	294,053
2.35%, 10/30/21	100	98,972
2.80%, 03/01/23 (Call 02/01/23)	415	415,430
2.80%, 03/01/24 (Call 02/01/24)	25	24,788
2.85%, 10/30/24 (Call 07/30/24)	465	458,921
3.25%, 03/01/28 (Call 12/01/27)(a)	540	535,724
3.38%, 06/15/46 (Call 12/15/45)	50	45,138
3.45%, 11/01/28 (Call 08/01/28)	220	222,933
3.50%, 03/01/39 (Call 09/01/38)	85	80,187
3.50%, 03/01/45 (Call 09/01/44)	300	268,685
3.55%, 03/01/38 (Call 09/01/37)(a)	205	196,060
3.63%, 03/01/48 (Call 09/01/47)	50	47,174
3.85%, 11/01/48 (Call 05/01/48)	415	405,929
5.88%, 02/15/40(a)	779	971,419
6.88%, 03/15/39	110	149,000
Embraer Netherlands Finance BV 5.05%, 06/15/25	979	1,036,516
5.40%, 02/01/27	615	663,739
Embraer SA, 5.15%, 06/15/22	500	520,000
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)(a)	50	47,713
2.13%, 08/15/26 (Call 05/15/26)	275	254,328
2.25%, 11/15/22 (Call 08/15/22)(a)	350	343,266
2.63%, 11/15/27 (Call 08/15/27)	425	401,029
3.00%, 05/11/21	2,175	2,183,364
3.38%, 05/15/23 (Call 04/15/23)	790	800,648
3.50%, 05/15/25 (Call 03/15/25)(a)	680	692,260
3.75%, 05/15/28 (Call 02/15/28)	710	728,099
3.88%, 07/15/21 (Call 04/15/21)	176	179,638
Harris Corp. 3.83%, 04/27/25 (Call 01/27/25)	220	220,330
4.85%, 04/27/35 (Call 10/27/34)	320	330,221
5.05%, 04/27/45 (Call 10/27/44)	562	597,484
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)	900	913,224
3.95%, 05/28/24 (Call 02/28/24)	242	244,056
4.40%, 06/15/28 (Call 03/15/28)	50	51,362

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	$25	$24,812
2.90%, 03/01/25 (Call 12/01/24)	770	754,620
3.10%, 01/15/23 (Call 11/15/22)(a)	800	800,553
3.35%, 09/15/21	638	644,743
3.55%, 01/15/26 (Call 10/15/25)(a)	1,182	1,202,060
3.60%, 03/01/35 (Call 09/01/34)(a)	272	258,452
3.80%, 03/01/45 (Call 09/01/44)	560	524,132
4.07%, 12/15/42	629	614,758
4.09%, 09/15/52 (Call 03/15/52)	135	130,465
4.50%, 05/15/36 (Call 11/15/35)	757	795,087
4.70%, 05/15/46 (Call 11/15/45)	829	888,084
Series B, 6.15%, 09/01/36	150	183,279
Northrop Grumman Corp. 2.08%, 10/15/20	200	197,274
2.55%, 10/15/22 (Call 09/15/22)	327	321,342
2.93%, 01/15/25 (Call 11/15/24)	721	699,005
3.20%, 02/01/27 (Call 11/01/26)	1,479	1,426,544
3.25%, 08/01/23	80	80,163
3.25%, 01/15/28 (Call 10/15/27)(a)	1,050	1,004,165
3.50%, 03/15/21	407	411,885
3.85%, 04/15/45 (Call 10/15/44)	716	657,314
4.03%, 10/15/47 (Call 04/15/47)	905	846,946
4.75%, 06/01/43	275	288,099
5.05%, 11/15/40	225	243,182
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,614
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	132	130,174
3.13%, 10/15/20	819	822,878
4.20%, 12/15/44 (Call 06/15/44)	430	444,740
4.70%, 12/15/41	25	27,592
4.88%, 10/15/40(a)	280	315,216
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	850	837,993
3.20%, 03/15/24 (Call 01/15/24)	106	103,927
3.50%, 03/15/27 (Call 12/15/26)	1,243	1,202,194
3.70%, 12/15/23 (Call 09/15/23)	100	100,276
4.35%, 04/15/47 (Call 10/15/46)	510	480,982
4.80%, 12/15/43 (Call 06/15/43)	373	375,032
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	725	704,664
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	24,870
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)(a)	415	404,460
2.30%, 05/04/22 (Call 04/04/22)(a)	300	292,512
2.65%, 11/01/26 (Call 08/01/26)	850	788,909
2.80%, 05/04/24 (Call 03/04/24)	600	582,012
3.10%, 06/01/22	2,076	2,073,945
3.13%, 05/04/27 (Call 02/04/27)	400	380,303
3.35%, 08/16/21(a)	75	75,631
3.65%, 08/16/23 (Call 07/16/23)	750	759,219
3.75%, 11/01/46 (Call 05/01/46)	460	404,001
3.95%, 08/16/25 (Call 06/16/25)	335	341,684
4.05%, 05/04/47 (Call 11/04/46)	275	252,865
4.13%, 11/16/28 (Call 08/16/28)	1,150	1,167,539
4.15%, 05/15/45 (Call 11/16/44)	541	505,581
4.45%, 11/16/38 (Call 05/16/38)	605	600,923
4.50%, 04/15/20	1,274	1,295,381
4.50%, 06/01/42	1,275	1,260,057
4.63%, 11/16/48 (Call 05/16/48)	1,050	1,057,774
5.40%, 05/01/35(a)	130	141,704

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$350	$394,577
6.05%, 06/01/36	295	339,640
6.13%, 07/15/38	830	975,501
6.70%, 08/01/28	150	180,798
7.50%, 09/15/29	75	95,997

		47,665,819

Agriculture — 1.1%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	250	223,741
2.85%, 08/09/22	1,220	1,199,076
3.49%, 02/14/22 (Call 01/14/22)(a)	75	75,528
3.80%, 02/14/24 (Call 01/14/24)(a)	170	170,505
3.88%, 09/16/46 (Call 03/16/46)	843	636,931
4.00%, 01/31/24(a)	695	701,934
4.25%, 08/09/42	440	354,824
4.75%, 05/05/21(a)	1,331	1,373,432
5.38%, 01/31/44(a)	710	661,016
5.80%, 02/14/39 (Call 08/14/38)	500	497,803
5.95%, 02/14/49 (Call 08/14/48)	340	339,626
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)(a)	568	535,234
3.38%, 03/15/22 (Call 02/15/22)	655	663,620
4.02%, 04/16/43(a)	245	239,569
4.48%, 03/01/21(a)	50	51,553
4.50%, 03/15/49 (Call 09/15/48)(a)	250	263,484
5.77%, 03/01/41(c)	475	573,303
BAT Capital Corp. 2.30%, 08/14/20	340	335,006
2.76%, 08/15/22 (Call 07/15/22)	1,957	1,905,915
3.22%, 08/15/24 (Call 06/15/24)	660	634,495
3.56%, 08/15/27 (Call 05/15/27)	1,155	1,058,521
4.39%, 08/15/37 (Call 02/15/37)	785	650,577
4.54%, 08/15/47 (Call 02/15/47)	960	774,966
BAT International Finance PLC, 3.25%, 06/07/22(b)	175	173,135
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)	150	145,752
3.25%, 08/15/26 (Call 05/15/26)	729	642,732
3.75%, 09/25/27 (Call 06/25/27)	1,000	886,047
4.35%, 03/15/24 (Call 02/15/24)(a)	375	371,310
Imperial Brands Finance PLC, 3.75%, 07/21/22
(Call 05/21/22)(b)	400	400,091
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)(a)	384	375,947
2.13%, 05/10/23 (Call 03/10/23)(a)	493	470,456
2.38%, 08/17/22 (Call 07/17/22)	391	381,309
2.50%, 08/22/22	697	682,482
2.50%, 11/02/22 (Call 10/02/22)(a)	300	293,543
2.63%, 02/18/22 (Call 01/18/22)	138	136,103
2.75%, 02/25/26 (Call 11/25/25)	469	441,397
2.90%, 11/15/21(a)	522	521,726
3.13%, 08/17/27 (Call 05/17/27)	275	262,400
3.13%, 03/02/28 (Call 12/02/27)(a)	374	355,242
3.25%, 11/10/24	465	460,215
3.38%, 08/11/25 (Call 05/11/25)	10	9,983
3.88%, 08/21/42	8	6,959
4.13%, 05/17/21	300	306,977
4.13%, 03/04/43	1,153	1,034,076
4.25%, 11/10/44(a)	461	422,339
4.38%, 11/15/41	452	418,627
4.50%, 03/20/42	75	70,703

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43	$625	$617,037
6.38%, 05/16/38	310	364,224
Reynolds American Inc. 3.25%, 06/12/20	625	624,431
4.45%, 06/12/25 (Call 03/12/25)	3,016	3,043,018
4.85%, 09/15/23	25	25,995
5.70%, 08/15/35 (Call 02/15/35)	360	354,964
5.85%, 08/15/45 (Call 02/15/45)	1,139	1,085,112
6.88%, 05/01/20	500	520,286
7.25%, 06/15/37	89	97,269

		29,922,546

Airlines — 0.2%
Delta Air Lines Inc. 2.60%, 12/04/20	1,074	1,060,809
3.40%, 04/19/21	335	334,526
3.63%, 03/15/22 (Call 02/15/22)	1,700	1,694,696
3.80%, 04/19/23 (Call 03/19/23)(a)	100	99,193
4.38%, 04/19/28 (Call 01/19/28)	725	696,609
Southwest Airlines Co. 2.65%, 11/05/20 (Call 10/05/20)	175	173,967
2.75%, 11/16/22 (Call 10/16/22)	160	156,492
3.00%, 11/15/26 (Call 08/15/26)	70	66,139
3.45%, 11/16/27 (Call 08/16/27)	75	72,132

		4,354,563

Apparel — 0.1%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	105	103,554
2.38%, 11/01/26 (Call 08/01/26)	855	813,291
3.38%, 11/01/46 (Call 05/01/46)	151	136,890
3.63%, 05/01/43 (Call 11/01/42)	475	452,501
3.88%, 11/01/45 (Call 05/01/45)(a)	685	676,319
Ralph Lauren Corp. 2.63%, 08/18/20 (Call 07/18/20)(a)	100	99,501
3.75%, 09/15/25 (Call 07/15/25)(a)	255	256,838
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)(a)	295	299,008

		2,837,902

Auto Manufacturers — 2.7%
American Honda Finance Corp. 1.65%, 07/12/21	270	261,828
1.70%, 09/09/21(a)	2,100	2,033,504
2.30%, 09/09/26	1,050	964,702
2.45%, 09/24/20	220	218,716
2.60%, 11/16/22	1,010	991,653
2.65%, 02/12/21	200	199,379
3.45%, 07/14/23	265	268,756
3.50%, 02/15/28	100	100,126
3.55%, 01/12/24	500	508,275
3.63%, 10/10/23	250	255,298
Series A, 2.15%, 03/13/20	350	347,907
BMW U.S. Capital LLC 1.85%, 09/15/21 (Call 08/15/21)(b)	100	97,081
2.00%, 04/11/21 (Call 03/11/21)(b)	1,075	1,052,520
2.80%, 04/11/26 (Call 01/11/26)(b)	175	164,597
3.10%, 04/12/21(a)(b)	50	50,079
3.25%, 08/14/20(b)	500	502,386
3.40%, 08/13/21(b)	824	830,469
3.45%, 04/12/23 (Call 03/12/23)(b)	75	75,470
3.75%, 04/12/28 (Call 01/12/28)(b)	1,054	1,038,151
3.95%, 08/14/28 (Call 05/14/28)(b)	775	777,197

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC 2.00%, 07/06/21(b)	$1,100	$1,065,144
3.00%, 02/22/21(b)	3,350	3,327,968
3.35%, 05/04/21(b)	500	499,473
3.40%, 02/22/22(b)	250	249,729
3.45%, 01/06/27(a)(b)	515	484,959
3.70%, 05/04/23(b)	2,585	2,594,668
3.75%, 02/22/28(a)(b)	150	143,886
4.30%, 02/22/29(b)	250	250,300
8.50%, 01/18/31	694	946,492
Ford Holdings LLC, 9.30%, 03/01/30(a)	325	370,904
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(a)	717	649,084
4.75%, 01/15/43	452	345,957
5.29%, 12/08/46 (Call 06/08/46)(a)	299	241,289
6.63%, 10/01/28	62	63,383
7.40%, 11/01/46	470	471,117
7.45%, 07/16/31(a)	325	342,885
Ford Motor Credit Co. LLC 2.34%, 11/02/20(a)	500	487,644
2.43%, 06/12/20	405	398,809
3.10%, 05/04/23	500	459,909
3.16%, 08/04/20	725	718,096
3.20%, 01/15/21	1,105	1,089,673
3.22%, 01/09/22(a)	400	384,072
3.34%, 03/18/21(a)	545	534,678
3.34%, 03/28/22 (Call 02/28/22)	955	916,395
3.47%, 04/05/21	400	393,269
3.66%, 09/08/24	1,340	1,217,632
3.81%, 01/09/24 (Call 11/09/23)	500	465,944
4.13%, 08/04/25	695	635,145
4.14%, 02/15/23 (Call 01/15/23)	1,250	1,207,018
4.25%, 09/20/22	1,200	1,182,329
4.38%, 08/06/23	1,050	1,020,562
5.60%, 01/07/22	1,000	1,024,919
5.75%, 02/01/21	375	385,077
5.88%, 08/02/21	200	206,693
General Motors Co. 4.00%, 04/01/25	25	24,195
4.20%, 10/01/27 (Call 07/01/27)	457	427,449
4.88%, 10/02/23(a)	175	180,660
5.00%, 10/01/28 (Call 07/01/28)	402	393,886
5.15%, 04/01/38 (Call 10/01/37)	650	583,749
5.20%, 04/01/45	510	444,351
5.40%, 04/01/48 (Call 10/01/47)	300	268,452
5.95%, 04/01/49 (Call 10/01/48)	590	561,280
6.25%, 10/02/43	452	446,792
6.60%, 04/01/36 (Call 10/01/35)	545	563,459
6.75%, 04/01/46 (Call 10/01/45)	465	478,598
General Motors Financial Co. Inc. 2.45%, 11/06/20(a)	500	491,567
2.65%, 04/13/20	265	263,386
3.15%, 06/30/22 (Call 05/30/22)(a)	30	29,416
3.20%, 07/13/20 (Call 06/13/20)	200	200,093
3.20%, 07/06/21 (Call 06/06/21)	205	202,862
3.25%, 01/05/23 (Call 12/05/22)	200	195,306
3.45%, 01/14/22 (Call 12/14/21)	1,055	1,052,446
3.45%, 04/10/22 (Call 02/10/22)(a)	970	963,276
3.50%, 11/07/24 (Call 09/07/24)	100	94,250
3.55%, 04/09/21	295	295,087

Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 11/24/20 (Call 10/24/20)	$743	$746,273
3.70%, 05/09/23 (Call 03/09/23)	914	901,194
3.85%, 01/05/28 (Call 10/05/27)	150	135,879
3.95%, 04/13/24 (Call 02/13/24)	635	617,744
4.00%, 01/15/25 (Call 10/15/24)	300	288,305
4.00%, 10/06/26 (Call 07/06/26)	482	450,341
4.15%, 06/19/23 (Call 05/19/23)	240	240,737
4.20%, 03/01/21 (Call 02/01/21)	692	699,892
4.20%, 11/06/21	1,050	1,062,740
4.25%, 05/15/23(a)	125	125,447
4.30%, 07/13/25 (Call 04/13/25)(a)	399	388,086
4.35%, 04/09/25 (Call 02/09/25)	755	738,450
4.35%, 01/17/27 (Call 10/17/26)	298	282,674
4.38%, 09/25/21	350	355,748
5.10%, 01/17/24 (Call 12/17/23)	90	91,987
5.25%, 03/01/26 (Call 12/01/25)	533	540,546
Harley-Davidson Financial Services Inc. 3.55%, 05/21/21(b)	100	99,309
4.05%, 02/04/22(b)	750	751,878
Hyundai Capital America 3.25%, 09/20/22(b)	1,075	1,058,004
4.13%, 06/08/23(b)	2,450	2,455,635
Hyundai Capital Services Inc., 3.00%, 03/06/22(b)	1,000	978,958
Nissan Motor Acceptance Corp. 2.15%, 07/13/20(b)	500	490,833
2.80%, 01/13/22(b)	1,500	1,457,033
3.65%, 09/21/21(b)	500	497,663
PACCAR Financial Corp. 2.05%, 11/13/20	170	167,748
2.30%, 08/10/22	1,255	1,217,158
3.10%, 05/10/21	280	280,129
Toyota Motor Corp. 3.18%, 07/20/21	250	251,618
3.42%, 07/20/23	275	278,644
3.67%, 07/20/28	455	473,287
Toyota Motor Credit Corp. 1.90%, 04/08/21(a)	450	441,373
1.95%, 04/17/20	1,000	990,333
2.15%, 03/12/20	350	347,752
2.60%, 01/11/22	383	380,022
2.63%, 01/10/23(a)	1,045	1,029,328
2.70%, 01/11/23	125	123,299
2.75%, 05/17/21(a)	500	500,381
2.80%, 07/13/22	50	49,866
2.90%, 04/17/24	925	913,194
2.95%, 04/13/21	100	100,260
3.05%, 01/11/28	75	73,470
3.20%, 01/11/27(a)	637	632,942
3.30%, 01/12/22	600	606,668
3.40%, 09/15/21(a)	605	614,002
3.40%, 04/14/25	365	368,227
3.45%, 09/20/23	475	481,664
Volkswagen Group of America Finance LLC 2.40%, 05/22/20(a)(b)	500	494,996
3.88%, 11/13/20(a)(b)	1,000	1,010,720
4.00%, 11/12/21(b)	500	506,432
4.75%, 11/13/28(a)(b)	1,000	993,734

		72,456,359

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	495	497,174

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)(a)	$200	$199,533
4.40%, 10/01/46 (Call 04/01/46)(a)	200	172,202
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	160	144,508
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)(a)	75	77,008
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	200	200,721
4.15%, 10/01/25 (Call 07/01/25)	150	154,455
Schaeffler Finance BV, 4.75%, 05/15/23 (Call 04/01/19)(b)	500	500,000
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	249,535
ZF North America Capital Inc., 4.75%, 04/29/25(b)	150	146,309

		2,341,445

Banks — 21.4%
ABN AMRO Bank NV 3.40%, 08/27/21(b)	600	603,515
4.75%, 07/28/25(b)	250	254,671
AIB Group PLC, 4.75%, 10/12/23(a)(b)	200	200,778
ANZ New Zealand Int’l Ltd./London, 2.88%, 01/25/22(a)(b)	600	593,651
ASB Bank Ltd., 3.75%, 06/14/23(b)	100	100,656
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,625	1,633,018
Australia & New Zealand Banking Group Ltd. 3.30%, 05/17/21	250	250,940
4.40%, 05/19/26(b)	250	248,140
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	3,000	2,965,458
2.30%, 06/01/21	1,050	1,032,575
2.63%, 05/19/22(a)	1,200	1,178,931
2.63%, 11/09/22	50	49,095
2.70%, 11/16/20	250	248,932
3.70%, 11/16/25	500	505,509
Axis Bank Ltd/Dubai, 2.88%, 06/01/21(b)	500	489,274
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,000	998,485
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	325	314,468
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(a)(b)	185	185,000
Banco Santander SA 3.13%, 02/23/23	500	484,872
3.50%, 04/11/22	400	399,096
3.80%, 02/23/28	800	751,270
3.85%, 04/12/23	600	596,174
4.25%, 04/11/27	800	779,479
4.38%, 04/12/28	1,200	1,181,276
Bancolombia SA, 5.95%, 06/03/21	200	209,250
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	405,701
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	216	213,083
2.33%, 10/01/21 (Call 10/01/20)(d)(e)	208	205,748
2.37%, 07/21/21 (Call 07/21/20)(d)(e)	300	296,886
2.50%, 10/21/22 (Call 10/21/21)	1,200	1,173,375
2.63%, 04/19/21	175	173,859
2.74%, 01/23/22 (Call 01/23/21)(d)(e)	275	272,839
2.82%, 07/21/23 (Call 07/21/22)(a)(d)(e)	700	688,254
2.88%, 04/24/23 (Call 04/24/22)(d)(e)	550	543,086
3.00%, 12/20/23 (Call 12/20/22)(d)(e)	4,008	3,955,565
3.09%, 10/01/25 (Call 10/01/24)(d)(e)	200	195,190
3.12%, 01/20/23 (Call 01/20/22)(d)(e)	350	348,342
3.25%, 10/21/27 (Call 10/21/26)	1,000	957,842

Security	Par (000)	Value

Banks (continued)
3.30%, 01/11/23	$1,515	$1,520,063
3.37%, 01/23/26 (Call 01/23/25)(d)(e)	1,040	1,023,615
3.42%, 12/20/28 (Call 12/20/27)(d)(e)	2,732	2,636,012
3.50%, 05/17/22 (Call 05/17/21)(d)(e)	2,075	2,089,134
3.50%, 04/19/26	1,285	1,276,235
3.55%, 03/05/24 (Call 03/05/23)(d)(e)	150	150,587
3.59%, 07/21/28 (Call 07/21/27)(d)(e)	925	905,378
3.71%, 04/24/28 (Call 04/24/27)(d)(e)	1,125	1,110,161
3.82%, 01/20/28 (Call 01/20/27)(d)(e)	306	304,561
3.86%, 07/23/24 (Call 07/23/23)(d)(e)	1,690	1,717,634
3.88%, 08/01/25	850	865,777
3.95%, 01/23/49 (Call 01/23/48)(d)(e)	150	141,012
3.97%, 03/05/29 (Call 03/05/28)(d)(e)	1,550	1,554,394
4.00%, 04/01/24	695	715,134
4.00%, 01/22/25	820	821,754
4.10%, 07/24/23	675	696,325
4.13%, 01/22/24	525	542,877
4.20%, 08/26/24	784	799,432
4.24%, 04/24/38 (Call 04/24/37)(d)(e)	460	457,321
4.25%, 10/22/26	730	733,172
4.27%, 07/23/29 (Call 07/23/28)(d)(e)	1,945	1,997,721
4.44%, 01/20/48 (Call 01/20/47)(d)(e)	1,220	1,239,959
4.45%, 03/03/26	1,025	1,044,080
4.88%, 04/01/44	117	126,092
5.00%, 01/21/44	600	655,651
5.63%, 07/01/20(a)	100	103,457
5.88%, 02/07/42	926	1,126,140
6.11%, 01/29/37	855	987,148
6.22%, 09/15/26	600	664,777
7.75%, 05/14/38	750	1,010,962
Series L, 2.25%, 04/21/20	2,385	2,368,391
Series L, 3.95%, 04/21/25	500	499,916
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	795	791,714
Series L, 4.75%, 04/21/45	602	613,289
Bank of America N.A. 3.34%, 01/25/23 (Call 01/25/22)(d)(e)	250	251,263
6.00%, 10/15/36	426	510,147
Bank of China Ltd., 5.00%, 11/13/24(b)	1,250	1,307,366
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	400	398,063
Bank of Montreal 1.90%, 08/27/21	1,490	1,452,819
2.10%, 06/15/20(a)	775	769,056
2.35%, 09/11/22	482	470,550
2.55%, 11/06/22 (Call 10/06/22)	690	678,341
3.80%, 12/15/32 (Call 12/15/27)(d)(e)	180	171,990
4.34%, 10/05/28 (Call 10/05/23)(d)(e)	200	201,491
Series E, 3.30%, 02/05/24	500	498,625
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)(a)	668	656,008
2.20%, 08/16/23 (Call 06/16/23)	672	646,226
2.45%, 11/27/20 (Call 10/27/20)	924	918,651
2.45%, 08/17/26 (Call 05/17/26)	600	561,889
2.50%, 04/15/21 (Call 03/15/21)(a)	805	797,955
2.60%, 08/17/20 (Call 07/17/20)	390	388,665
2.66%, 05/16/23 (Call 05/16/22)(d)(e)	125	123,100
2.80%, 05/04/26 (Call 02/04/26)	59	56,717
2.95%, 01/29/23 (Call 12/29/22)	700	696,760
3.00%, 10/30/28 (Call 07/30/28)	25	23,564
3.25%, 09/11/24 (Call 08/11/24)	225	224,668
3.25%, 05/16/27 (Call 02/16/27)	573	565,291

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$585	$589,399
3.40%, 01/29/28 (Call 10/29/27)(a)	175	174,161
3.44%, 02/07/28 (Call 02/07/27)(d)(e)	305	304,382
3.45%, 08/11/23(a)	150	152,076
3.50%, 04/28/23	350	355,159
3.55%, 09/23/21 (Call 08/23/21)	1,100	1,117,751
3.65%, 02/04/24 (Call 01/05/24)	426	434,856
3.85%, 04/28/28(a)	250	258,522
3.95%, 11/18/25 (Call 10/18/25)	25	25,964
Series G, 3.00%, 02/24/25 (Call 01/24/25)	180	177,445
Bank of New Zealand, 3.50%, 02/20/24(b)	1,000	998,245
Bank of Nova Scotia (The) 2.45%, 03/22/21	4,425	4,388,053
2.45%, 09/19/22(a)	245	239,630
2.70%, 03/07/22	790	782,287
2.80%, 07/21/21	275	273,755
3.13%, 04/20/21(a)	75	75,347
3.40%, 02/11/24	500	500,387
4.38%, 01/13/21	55	56,367
4.50%, 12/16/25(a)	411	421,574
4.65%, (Call 10/12/22)(a)(d)(e)(f)	500	456,875
Bank One Corp. 7.63%, 10/15/26	495	604,418
8.00%, 04/29/27	100	124,808
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	150	153,163
Banque Federative du Credit Mutuel SA 2.70%, 07/20/22(a)(b)	200	195,904
3.75%, 07/20/23(b)	1,550	1,567,326
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)	470	465,321
5.14%, 10/14/20	750	765,874
Barclays PLC 2.88%, 06/08/20	500	496,611
3.20%, 08/10/21(a)	500	494,817
3.25%, 01/12/21	655	650,494
3.65%, 03/16/25	1,400	1,346,083
3.68%, 01/10/23 (Call 01/10/22)	1,600	1,585,119
4.34%, 05/16/24 (Call 05/16/23)(d)(e)	700	699,512
4.34%, 01/10/28 (Call 01/10/27)(a)	250	242,082
4.38%, 01/12/26	1,800	1,785,301
4.61%, 02/15/23 (Call 02/15/22)(d)(e)	200	201,778
4.95%, 01/10/47	490	469,071
4.97%, 05/16/29 (Call 05/16/28)(d)(e)	2,405	2,437,813
5.25%, 08/17/45	500	495,590
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	1,405	1,377,848
2.63%, 06/29/20 (Call 05/29/20)	250	249,004
2.75%, 04/01/22 (Call 03/01/22)	800	794,893
2.85%, 10/26/24 (Call 09/26/24)	830	813,342
3.20%, 09/03/21 (Call 08/03/21)	1,275	1,282,863
3.75%, 12/06/23 (Call 11/06/23)	50	51,334
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	500	536,125
BNP Paribas SA 2.38%, 05/21/20	400	397,930
3.25%, 03/03/23	506	510,132
3.38%, 01/09/25(a)(b)	900	871,202
3.80%, 01/10/24(a)(b)	2,000	1,997,308
4.25%, 10/15/24	450	452,728
4.38%, 03/01/33 (Call 03/01/28)(b)(d)(e)	2,500	2,393,441
4.71%, 01/10/25 (Call 01/10/24)(b)(d)(e)	500	514,959

Security	Par (000)	Value

Banks (continued)
5.00%, 01/15/21	$510	$528,784
5.20%, 01/10/30 (Call 01/10/29)(b)(d)(e)	500	527,878
7.20%, (Call 06/25/37)(a)(b)(d)(e)(f)	400	426,500
BPCE SA 2.75%, 12/02/21	1,548	1,526,368
2.75%, 01/11/23(b)	1,385	1,347,252
3.50%, 10/23/27(a)(b)	1,500	1,403,274
4.00%, 09/12/23(a)(b)	500	499,265
4.00%, 04/15/24	250	254,102
4.50%, 03/15/25(b)	500	496,899
4.63%, 09/12/28(b)	250	254,253
5.15%, 07/21/24(b)	200	205,241
Branch Banking & Trust Co. 2.25%, 06/01/20 (Call 05/01/20)	250	247,923
2.63%, 01/15/22 (Call 12/15/21)	776	768,867
3.63%, 09/16/25 (Call 08/16/25)	500	503,649
3.80%, 10/30/26 (Call 09/30/26)	250	251,520
Canadian Imperial Bank of Commerce 2.55%, 06/16/22	475	469,606
2.70%, 02/02/21(a)	1,125	1,121,366
3.50%, 09/13/23(a)	450	455,677
Capital One N.A., 2.25%, 09/13/21 (Call 08/13/21)	1,350	1,314,223
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	1,030	1,019,035
2.13%, 10/20/20 (Call 09/20/20)	100	98,661
3.05%, 05/01/20 (Call 04/01/20)	2,750	2,752,577
3.17%, 02/19/22 (Call 02/19/21)(d)(e)	500	500,127
Citigroup Inc. 2.35%, 08/02/21	1,000	982,481
2.65%, 10/26/20(a)	750	745,775
2.70%, 10/27/22 (Call 09/27/22)	575	564,846
2.75%, 04/25/22 (Call 03/25/22)(a)	1,035	1,023,020
2.88%, 07/24/23 (Call 07/24/22)(d)(e)	1,285	1,266,852
2.90%, 12/08/21 (Call 11/08/21)	135	134,290
3.14%, 01/24/23 (Call 01/24/22)(d)(e)	750	747,966
3.20%, 10/21/26 (Call 07/21/26)	920	880,877
3.30%, 04/27/25	575	567,185
3.40%, 05/01/26(a)	1,375	1,341,292
3.50%, 05/15/23	129	129,179
3.52%, 10/27/28 (Call 10/27/27)(d)(e)	1,215	1,178,164
3.67%, 07/24/28 (Call 07/24/27)(d)(e)	1,487	1,454,146
3.70%, 01/12/26	610	608,680
3.75%, 06/16/24	125	126,979
3.88%, 10/25/23(a)	1,445	1,481,109
3.88%, 03/26/25	600	596,567
3.88%, 01/24/39 (Call 01/24/38)(d)(e)	400	378,253
3.89%, 01/10/28 (Call 01/10/27)(d)(e)	1,800	1,793,287
4.04%, 06/01/24 (Call 06/01/23)(a)(d)(e)	435	444,781
4.05%, 07/30/22	125	127,449
4.08%, 04/23/29 (Call 04/23/28)(a)(d)(e)	1,350	1,361,902
4.13%, 07/25/28	360	354,165
4.28%, 04/24/48 (Call 04/24/47)(a)(d)(e)	460	457,800
4.30%, 11/20/26	250	250,453
4.40%, 06/10/25	750	762,733
4.45%, 09/29/27	1,875	1,882,514
4.50%, 01/14/22	1,629	1,688,219
4.60%, 03/09/26(a)	425	434,689
4.65%, 07/30/45	1,475	1,532,839
4.65%, 07/23/48 (Call 06/23/48)	225	234,696
4.75%, 05/18/46	870	853,667

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 05/06/44	$445	$471,419
5.38%, 08/09/20	1,000	1,032,709
5.50%, 09/13/25	905	978,024
5.88%, 01/30/42	368	436,289
6.00%, 10/31/33	455	515,911
6.13%, 08/25/36	100	113,759
6.63%, 06/15/32	175	207,551
6.68%, 09/13/43	709	874,791
8.13%, 07/15/39	880	1,277,051
Citizens Bank N.A./Providence RI 2.25%, 03/02/20 (Call 02/03/20)	250	248,120
2.25%, 10/30/20 (Call 09/30/20)	275	271,003
2.55%, 05/13/21 (Call 04/13/21)(a)	350	345,723
2.65%, 05/26/22 (Call 04/26/22)(a)	250	245,017
3.25%, 02/14/22 (Call 01/14/22)	250	250,462
3.70%, 03/29/23 (Call 02/28/23)	250	253,136
3.75%, 02/18/26 (Call 11/18/25)	250	249,903
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	666	672,036
Comerica Inc. 3.70%, 07/31/23 (Call 06/30/23)	475	481,405
4.00%, 02/01/29 (Call 11/01/28)(a)	500	505,070
Commerzbank AG, 8.13%, 09/19/23(b)	750	829,672
Commonwealth Bank of Australia 2.00%, 09/06/21(a)(b)	2,900	2,819,269
2.50%, 09/18/22(a)(b)	750	732,794
2.85%, 05/18/26(a)(b)	550	522,648
3.35%, 06/04/24(b)	250	249,714
3.45%, 03/16/23(b)	69	69,389
3.90%, 03/16/28(b)	75	76,242
3.90%, 07/12/47(b)	125	118,810
4.32%, 01/10/48(a)(b)	1,000	911,627
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20	250	248,461
2.40%, 11/02/20	600	593,749
2.55%, 03/15/21	260	257,132
Compass Bank 2.88%, 06/29/22 (Call 05/29/22)(a)	250	243,994
3.50%, 06/11/21 (Call 05/11/21)	250	249,450
3.88%, 04/10/25 (Call 03/10/25)(a)	250	243,225
Cooperatieve Rabobank UA 3.75%, 07/21/26	750	725,033
3.88%, 02/08/22	1,325	1,356,259
3.95%, 11/09/22	1,281	1,291,628
4.38%, 08/04/25	500	507,876
4.50%, 01/11/21(a)	423	435,090
5.25%, 05/24/41	832	958,533
5.25%, 08/04/45	1,000	1,078,462
5.75%, 12/01/43	250	286,660
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21	1,220	1,208,952
2.75%, 01/10/22(a)	1,300	1,290,595
2.75%, 01/10/23	1,000	981,570
3.38%, 05/21/25(a)	500	501,129
Credit Agricole SA, 4.00%, 01/10/33 (Call 01/10/28)(a)(b)(d)(e)	800	751,929
Credit Agricole SA/London 2.75%, 06/10/20(a)(b)	1,000	995,867
3.25%, 10/04/24(a)(b)	1,500	1,453,267
3.75%, 04/24/23(b)	1,000	996,813

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY 3.00%, 10/29/21	$500	$499,357
3.63%, 09/09/24	1,175	1,174,978
4.38%, 08/05/20(a)	750	764,341
Credit Suisse Group AG 3.57%, 01/09/23 (Call 01/09/22)(b)	250	247,890
3.87%, 01/12/29 (Call 01/12/28)(b)(d)(e)	1,000	959,042
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(d)(e)	1,000	1,005,417
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	250	249,103
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 03/26/20	1,205	1,200,991
3.13%, 12/10/20(a)	1,119	1,117,055
3.45%, 04/16/21	750	751,484
3.75%, 03/26/25(a)	850	838,929
3.80%, 09/15/22(a)	1,230	1,233,872
4.55%, 04/17/26	1,450	1,485,316
4.88%, 05/15/45	530	544,971
Danske Bank A/S 2.00%, 09/08/21(b)	250	239,473
2.20%, 03/02/20(b)	1,000	988,168
2.70%, 03/02/22(b)	500	482,036
2.80%, 03/10/21(b)	675	662,942
Deutsche Bank AG 2.95%, 08/20/20	105	103,052
3.13%, 01/13/21	455	444,054
3.38%, 05/12/21	1,100	1,078,312
4.10%, 01/13/26(a)	340	314,692
Deutsche Bank AG/London, 3.70%, 05/30/24	484	453,862
Deutsche Bank AG/New York NY 2.70%, 07/13/20	928	910,949
3.15%, 01/22/21	1,039	1,015,000
3.30%, 11/16/22	1,190	1,123,553
3.70%, 05/30/24	613	574,829
3.95%, 02/27/23	1,000	966,805
4.10%, 01/13/26	100	92,556
4.25%, 10/14/21	1,000	993,831
Discover Bank 3.10%, 06/04/20 (Call 05/04/20)	250	249,937
3.20%, 08/09/21 (Call 07/09/21)	350	348,784
3.35%, 02/06/23 (Call 01/06/23)	400	395,221
4.20%, 08/08/23	250	255,569
4.68%, 08/09/28 (Call 08/09/23)(d)(e)	600	598,152
7.00%, 04/15/20	550	571,191
DNB Bank ASA, 2.38%, 06/02/21(b)	200	196,818
Fifth Third Bancorp. 2.60%, 06/15/22 (Call 05/15/22)	300	294,111
3.50%, 03/15/22 (Call 02/15/22)(a)	805	810,966
3.95%, 03/14/28 (Call 02/14/28)	983	988,706
4.30%, 01/16/24 (Call 12/16/23)	440	452,613
8.25%, 03/01/38	452	622,526
Fifth Third Bank/Cincinnati OH 2.25%, 06/14/21 (Call 05/14/21)(a)	418	410,673
2.88%, 10/01/21 (Call 09/01/21)	200	198,321
3.35%, 07/26/21 (Call 06/26/21)	2,000	2,010,348
First Republic Bank/CA 2.50%, 06/06/22 (Call 05/06/22)(a)	100	97,443
4.63%, 02/13/47(a)	350	337,986
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	1,000	978,939
2.60%, 04/23/20 (Call 03/23/20)	952	947,492

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 09/15/20 (Call 08/15/20)	$934	$929,795
2.88%, 02/25/21 (Call 01/25/21)(a)	1,210	1,204,857
2.88%, 10/31/22 (Call 10/31/21)(d)(e)	1,250	1,231,614
2.91%, 06/05/23 (Call 06/05/22)(d)(e)	80	78,523
2.91%, 07/24/23 (Call 07/24/22)(d)(e)	1,665	1,631,072
3.00%, 04/26/22 (Call 04/26/21)(a)	1,465	1,454,426
3.20%, 02/23/23 (Call 01/23/23)	380	377,218
3.27%, 09/29/25 (Call 09/29/24)(d)(e)	700	678,018
3.50%, 11/16/26 (Call 11/16/25)	1,070	1,030,056
3.63%, 01/22/23(a)	1,110	1,120,170
3.63%, 02/20/24 (Call 01/20/24)(a)	905	905,817
3.69%, 06/05/28 (Call 06/05/27)(d)(e)	350	339,101
3.75%, 05/22/25 (Call 02/22/25)	485	482,926
3.75%, 02/25/26 (Call 11/25/25)	1,290	1,274,581
3.81%, 04/23/29 (Call 04/23/28)(d)(e)	1,450	1,409,538
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,611,408
3.85%, 01/26/27 (Call 01/26/26)	1,425	1,398,862
4.00%, 03/03/24	1,470	1,492,038
4.02%, 10/31/38 (Call 10/31/37)(d)(e)	1,400	1,292,801
4.22%, 05/01/29 (Call 05/01/28)(d)(e)	1,713	1,718,403
4.25%, 10/21/25(a)	1,040	1,044,801
4.41%, 04/23/39 (Call 04/23/38)(d)(e)	50	48,362
4.75%, 10/21/45 (Call 04/21/45)	1,000	1,012,391
4.80%, 07/08/44 (Call 01/08/44)	725	735,990
5.15%, 05/22/45	920	926,094
5.25%, 07/27/21	604	631,541
5.38%, 03/15/20	515	527,078
5.75%, 01/24/22	1,625	1,734,297
5.95%, 01/15/27(a)	815	891,773
6.25%, 02/01/41	1,045	1,258,222
6.45%, 05/01/36	125	145,066
6.75%, 10/01/37	2,302	2,736,747
Series D, 6.00%, 06/15/20	2,586	2,680,621
HSBC Bank USA N.A. 4.88%, 08/24/20	750	769,379
7.00%, 01/15/39	250	322,969
HSBC Bank USA N.A./New York NY 5.63%, 08/15/35	500	563,589
5.88%, 11/01/34	500	580,150
HSBC Holdings PLC 2.65%, 01/05/22	1,601	1,576,494
2.95%, 05/25/21(a)	780	776,571
3.03%, 11/22/23 (Call 11/22/22)(d)(e)	400	392,889
3.26%, 03/13/23 (Call 03/13/22)(d)(e)	25	24,810
3.40%, 03/08/21	1,200	1,205,497
3.60%, 05/25/23	200	200,980
3.90%, 05/25/26	400	397,482
3.95%, 05/18/24 (Call 05/18/23)(a)(d)(e)	1,700	1,716,537
4.00%, 03/30/22	1,195	1,225,387
4.04%, 03/13/28 (Call 03/13/27)(d)(e)	850	839,720
4.25%, 03/14/24	700	709,170
4.25%, 08/18/25	388	390,972
4.30%, 03/08/26	2,345	2,389,008
4.38%, 11/23/26	500	503,177
4.58%, 06/19/29 (Call 06/19/28)(d)(e)	1,200	1,230,359
5.10%, 04/05/21(a)	664	691,662
5.25%, 03/14/44	630	664,947
6.10%, 01/14/42(a)	502	617,617
6.50%, 05/02/36	725	860,355
6.50%, 09/15/37	925	1,104,865

Security	Par (000)	Value

Banks (continued)
6.80%, 06/01/38	$850	$1,050,015
7.63%, 05/17/32	50	64,253
HSBC USA Inc. 2.35%, 03/05/20	605	601,600
3.50%, 06/23/24	800	801,380
5.00%, 09/27/20	30	30,706
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	385	375,861
4.00%, 05/15/25 (Call 04/15/25)(a)	357	364,860
Huntington National Bank (The) 2.38%, 03/10/20 (Call 02/10/20)	250	248,592
2.40%, 04/01/20 (Call 03/01/20)	1,635	1,625,645
2.50%, 08/07/22 (Call 07/07/22)(a)	650	637,570
3.25%, 05/14/21 (Call 04/14/21)(a)	640	642,363
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	200	193,969
ICICI Bank Ltd/Hong Kong, 5.75%, 11/16/20(b)	500	515,607
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,000	1,043,017
Industrial & Commercial Bank of China Ltd./New York NY 2.45%, 10/20/21	500	486,582
2.96%, 11/08/22	1,000	979,384
ING Bank NV 2.75%, 03/22/21(b)	250	248,154
5.00%, 06/09/21(b)	250	259,888
5.80%, 09/25/23(b)	250	266,357
ING Groep NV 3.15%, 03/29/22	1,550	1,540,071
3.95%, 03/29/27	900	883,849
4.55%, 10/02/28	1,000	1,023,246
4.63%, 01/06/26(b)	675	696,239
Intesa Sanpaolo SpA, 3.13%, 07/14/22(b)	1,000	950,208
JPMorgan Chase & Co. 2.30%, 08/15/21 (Call 08/15/20)	230	226,071
2.40%, 06/07/21 (Call 05/07/21)	430	423,971
2.55%, 10/29/20 (Call 09/29/20)	850	844,461
2.55%, 03/01/21 (Call 02/01/21)(a)	1,525	1,511,079
2.70%, 05/18/23 (Call 03/18/23)	50	49,118
2.75%, 06/23/20 (Call 05/23/20)	805	802,949
2.78%, 04/25/23 (Call 04/25/22)(d)(e)	500	494,233
2.95%, 10/01/26 (Call 07/01/26)(a)	1,595	1,521,815
2.97%, 01/15/23 (Call 01/15/22)	1,310	1,302,602
3.13%, 01/23/25 (Call 10/23/24)	1,117	1,097,976
3.20%, 01/25/23	940	940,967
3.20%, 06/15/26 (Call 03/15/26)	720	699,330
3.25%, 09/23/22	817	822,416
3.30%, 04/01/26 (Call 01/01/26)	1,285	1,258,286
3.38%, 05/01/23	150	150,067
3.51%, 06/18/22 (Call 06/18/21)(d)(e)	125	126,298
3.51%, 01/23/29 (Call 01/23/28)(a)(d)(e)	3,363	3,273,466
3.54%, 05/01/28 (Call 05/01/27)(d)(e)	539	529,713
3.56%, 04/23/24 (Call 04/23/23)(d)(e)	1,050	1,055,691
3.63%, 05/13/24	1,080	1,092,606
3.63%, 12/01/27 (Call 12/01/26)	525	508,068
3.78%, 02/01/28 (Call 02/01/27)(d)(e)	600	599,363
3.80%, 07/23/24 (Call 07/23/23)(a)(d)(e)	750	761,520
3.88%, 02/01/24	1,045	1,070,399
3.88%, 09/10/24	1,294	1,309,603
3.88%, 07/24/38 (Call 07/24/37)(d)(e)	737	698,807
3.90%, 07/15/25 (Call 04/15/25)	1,205	1,232,883
3.90%, 01/23/49 (Call 01/23/48)(d)(e)	625	581,529

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 01/29/27 (Call 01/29/26)(a)(d)(e)	$1,635	$1,659,273
3.96%, 11/15/48 (Call 11/15/47)(d)(e)	290	272,335
4.01%, 04/23/29 (Call 04/23/28)(d)(e)	1,140	1,152,181
4.02%, 12/05/24 (Call 12/05/23)(d)(e)	500	512,570
4.03%, 07/24/48 (Call 07/24/47)(d)(e)	540	514,559
4.13%, 12/15/26	550	556,310
4.20%, 07/23/29 (Call 07/23/28)(d)(e)	300	307,587
4.25%, 10/15/20	442	450,183
4.25%, 10/01/27	875	888,504
4.26%, 02/22/48 (Call 02/22/47)(d)(e)	310	305,470
4.35%, 08/15/21	380	391,389
4.40%, 07/22/20(a)	692	705,401
4.45%, 12/05/29 (Call 12/05/28)(a)(d)(e)	2,116	2,215,917
4.50%, 01/24/22	2,750	2,861,539
4.63%, 05/10/21	775	800,786
4.85%, 02/01/44	1,130	1,202,498
4.95%, 06/01/45	390	413,609
5.40%, 01/06/42	345	392,308
5.50%, 10/15/40	200	230,447
5.60%, 07/15/41	856	1,000,860
5.63%, 08/16/43	900	1,031,330
6.40%, 05/15/38	589	739,931
JPMorgan Chase Bank N.A. 2.60%, 02/01/21 (Call 02/01/20)(d)(e)	500	497,966
3.09%, 04/26/21 (Call 04/26/20)(a)(d)(e)	1,000	1,000,307
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	400	388,607
2.40%, 06/09/22	250	244,324
2.50%, 11/22/21	810	797,539
3.40%, 05/20/26	250	242,004
KeyCorp. 2.90%, 09/15/20	495	495,173
4.10%, 04/30/28	840	853,260
4.15%, 10/29/25	180	185,953
5.10%, 03/24/21	775	806,162
Lloyds Bank PLC 3.30%, 05/07/21	3,200	3,201,698
6.38%, 01/21/21(a)	480	507,832
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(d)(e)	700	677,888
3.00%, 01/11/22	775	763,354
3.10%, 07/06/21	1,000	995,772
3.57%, 11/07/28 (Call 11/07/27)(d)(e)	1,190	1,115,496
3.75%, 01/11/27	900	867,288
4.05%, 08/16/23	500	504,186
4.34%, 01/09/48	400	342,448
4.45%, 05/08/25	200	204,555
4.50%, 11/04/24	650	645,047
4.55%, 08/16/28(a)	1,000	1,015,087
4.58%, 12/10/25	300	296,294
4.65%, 03/24/26	900	888,258
5.30%, 12/01/45	350	348,461
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	458	464,832
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(d)(e)	2,975	2,896,029
3.76%, 11/28/28 (Call 11/28/27)(b)(d)(e)	200	189,634
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(d)(e)	950	972,052

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	$250	$245,931
2.63%, 01/25/21 (Call 12/25/20)(a)	500	496,526
2.90%, 02/06/25 (Call 01/06/25)	250	244,789
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	1,000	974,893
2.53%, 09/13/23(a)	300	288,936
2.67%, 07/25/22	1,194	1,169,697
2.76%, 09/13/26	650	611,172
2.95%, 03/01/21(a)	2,650	2,638,236
3.00%, 02/22/22	150	149,154
3.22%, 03/07/22	500	499,698
3.29%, 07/25/27	395	384,073
3.41%, 03/07/24	750	749,936
3.46%, 03/02/23	220	220,414
3.54%, 07/26/21	55	55,362
3.68%, 02/22/27	641	641,182
3.74%, 03/07/29	750	750,628
3.76%, 07/26/23(a)	1,325	1,346,526
3.85%, 03/01/26	1,175	1,190,475
3.96%, 03/02/28	100	102,243
4.05%, 09/11/28(a)	500	514,361
4.15%, 03/07/39	500	499,597
4.29%, 07/26/38	575	588,960
Mizuho Financial Group Inc. 2.27%, 09/13/21(a)	1,450	1,415,538
2.60%, 09/11/22	850	827,190
2.63%, 04/12/21(b)	250	246,764
2.84%, 09/13/26	400	378,751
2.95%, 02/28/22	1,200	1,187,876
3.17%, 09/11/27	500	484,060
3.48%, 04/12/26(b)	600	593,516
3.55%, 03/05/23	775	778,435
3.66%, 02/28/27(a)	1,005	1,009,644
3.92%, 09/11/24 (Call 09/11/23)(d)(e)	950	966,725
4.25%, 09/11/29 (Call 09/11/28)(d)(e)	250	257,896
Morgan Stanley 2.50%, 04/21/21(a)	1,600	1,580,361
2.63%, 11/17/21	820	809,243
2.75%, 05/19/22	1,000	985,940
2.80%, 06/16/20	1,800	1,795,453
3.13%, 01/23/23	1,275	1,265,251
3.13%, 07/27/26	1,125	1,075,309
3.59%, 07/22/28 (Call 07/22/27)(d)(e)	1,010	981,112
3.63%, 01/20/27	995	979,223
3.70%, 10/23/24	1,225	1,230,564
3.75%, 02/25/23	1,450	1,471,309
3.77%, 01/24/29 (Call 01/24/28)(a)(d)(e)	1,345	1,323,775
3.88%, 01/27/26	1,435	1,438,581
3.95%, 04/23/27	1,125	1,099,489
3.97%, 07/22/38 (Call 07/22/37)(d)(e)	1,150	1,094,531
4.00%, 07/23/25	865	879,183
4.10%, 05/22/23	500	508,292
4.30%, 01/27/45	1,175	1,153,479
4.35%, 09/08/26	974	978,283
4.38%, 01/22/47	1,030	1,023,484
4.43%, 01/23/30 (Call 01/23/29)(d)(e)	280	289,367
4.46%, 04/22/39 (Call 04/22/38)(d)(e)	925	927,562
4.88%, 11/01/22	748	783,189
5.00%, 11/24/25	690	725,699

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.50%, 07/24/20	$1,139	$1,175,837
5.50%, 07/28/21	795	837,651
5.75%, 01/25/21	800	838,382
6.38%, 07/24/42	575	722,314
7.25%, 04/01/32	340	440,989
Series F, 3.88%, 04/29/24	1,440	1,461,631
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/10/25)	160	154,830
3.50%, 06/18/22	400	401,850
National Australia Bank Ltd./New York 1.88%, 07/12/21	950	921,905
2.50%, 05/22/22	1,350	1,321,174
2.63%, 07/23/20	500	498,377
2.63%, 01/14/21(a)	500	497,096
2.80%, 01/10/22	800	792,814
3.00%, 01/20/23	3,250	3,216,448
3.38%, 01/14/26(a)	500	491,327
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)(a)	700	690,259
Natwest Markets PLC, 6.13%, 01/11/21	22	23,036
NongHyup Bank, 2.88%, 07/17/22(b)	200	197,291
Nordea Bank AB 4.63%, 09/13/33 (Call 09/13/28)(b)(d)(e)	250	248,330
4.88%, 01/14/21(b)	2,000	2,061,203
Nordea Bank Abp 2.25%, 05/27/21(b)	50	49,105
3.75%, 08/30/23(b)	1,315	1,314,820
4.88%, 05/13/21(b)	1,000	1,023,078
Northern Trust Corp. 3.38%, 08/23/21	478	482,274
3.45%, 11/04/20(a)	2,550	2,580,942
3.65%, 08/03/28 (Call 05/03/28)	100	102,250
3.95%, 10/30/25	377	391,774
PNC Bank N.A. 2.30%, 06/01/20 (Call 05/02/20)	630	625,652
2.63%, 02/17/22 (Call 01/18/22)	750	744,862
2.70%, 11/01/22 (Call 10/01/22)	500	490,393
2.95%, 01/30/23 (Call 12/30/22)	250	246,669
2.95%, 02/23/25 (Call 01/24/25)	50	49,039
3.10%, 10/25/27 (Call 09/25/27)(a)	400	388,649
3.25%, 06/01/25 (Call 05/02/25)	500	497,843
4.05%, 07/26/28	750	772,488
4.20%, 11/01/25 (Call 10/02/25)	350	363,961
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	470	456,919
3.30%, 03/08/22 (Call 02/06/22)	312	314,086
3.50%, 01/23/24 (Call 12/23/23)	1,000	1,009,773
3.90%, 04/29/24 (Call 03/29/24)	950	966,629
4.38%, 08/11/20	250	255,027
5.13%, 02/08/20	395	403,129
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	250	297,127
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)	355	347,762
3.20%, 02/08/21 (Call 01/08/21)(a)	25	25,035
3.80%, 08/14/23 (Call 07/14/23)	1,325	1,339,903
Royal Bank of Canada 2.13%, 03/02/20(a)	400	397,260
2.15%, 10/26/20(a)	150	148,235
2.35%, 10/30/20	2,245	2,225,973
2.50%, 01/19/21(a)	810	804,044

Security	Par (000)	Value

Banks (continued)
2.75%, 02/01/22(a)	$940	$937,214
3.20%, 04/30/21	1,501	1,511,335
3.70%, 10/05/23	850	865,278
4.65%, 01/27/26(a)	875	915,305
Royal Bank of Scotland Group PLC 3.88%, 09/12/23	2,125	2,107,191
4.52%, 06/25/24 (Call 06/25/23)(d)(e)	265	266,355
4.80%, 04/05/26	775	785,999
4.89%, 05/18/29 (Call 05/18/28)(d)(e)	450	453,639
5.08%, 01/27/30 (Call 01/27/29)(d)(e)	700	719,823
5.13%, 05/28/24	3,250	3,295,801
6.00%, 12/19/23	900	945,186
6.10%, 06/10/23	1,150	1,206,759
6.13%, 12/15/22	350	369,384
Santander Holdings USA Inc. 2.65%, 04/17/20 (Call 03/17/20)(a)	260	258,233
3.40%, 01/18/23 (Call 12/18/22)	500	490,956
3.70%, 03/28/22 (Call 02/28/22)	775	772,813
4.40%, 07/13/27 (Call 04/14/27)	600	586,119
4.50%, 07/17/25 (Call 04/17/25)	345	350,411
Santander UK Group Holdings PLC 2.88%, 10/16/20	674	671,899
2.88%, 08/05/21(a)	500	491,894
3.13%, 01/08/21	1,120	1,112,040
3.37%, 01/05/24 (Call 01/05/23)(d)(e)	1,500	1,455,981
3.57%, 01/10/23 (Call 01/10/22)	1,000	985,780
4.75%, 09/15/25(a)(b)	450	437,589
5.63%, 09/15/45(b)	300	295,901
Santander UK PLC 2.50%, 01/05/21	200	197,706
3.40%, 06/01/21	650	651,386
4.00%, 03/13/24	450	463,710
5.00%, 11/07/23(b)	250	251,456
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21(a)	750	725,533
2.30%, 03/11/20	750	745,567
2.63%, 03/15/21(a)	250	247,916
2.80%, 03/11/22	250	246,704
Societe Generale SA 4.25%, 09/14/23(b)	1,450	1,463,788
4.25%, 04/14/25(a)(b)	200	196,809
4.75%, 11/24/25(b)	500	508,270
4.75%, 09/14/28(a)(b)	1,500	1,547,640
5.00%, 01/17/24(a)(b)	600	614,779
5.63%, 11/24/45(b)	250	257,380
Standard Chartered PLC 3.05%, 01/15/21(b)	1,000	991,416
3.89%, 03/15/24 (Call 03/15/23)(b)(d)(e)	1,550	1,532,215
3.95%, 01/11/23(b)	500	498,745
4.05%, 04/12/26(b)	200	196,966
4.25%, 01/20/23 (Call 01/20/22)(b)(d)(e)	250	251,844
4.30%, 02/19/27(b)	250	244,610
5.20%, 01/26/24(b)	200	207,830
5.30%, 01/09/43(b)	200	202,689
5.70%, 03/26/44(a)(b)	500	535,130
State Street Corp. 2.55%, 08/18/20	617	614,391
2.65%, 05/15/23 (Call 05/15/22)(d)(e)	300	295,742
2.65%, 05/19/26	882	839,309
3.10%, 05/15/23	295	293,743

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 12/16/24	$538	$544,838
3.55%, 08/18/25	550	563,049
3.70%, 11/20/23	585	601,919
3.78%, 12/03/24 (Call 12/03/23)(d)(e)	60	61,486
4.14%, 12/03/29 (Call 12/03/28)(d)(e)	575	607,171
4.38%, 03/07/21(a)	322	331,449
Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	250	247,327
3.20%, 07/18/22	250	249,422
3.40%, 07/11/24	350	350,099
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21(a)	500	487,720
2.44%, 10/19/21	825	808,783
2.63%, 07/14/26(a)	175	164,122
2.78%, 07/12/22(a)	1,410	1,389,440
2.78%, 10/18/22	600	588,758
2.85%, 01/11/22	250	247,479
2.93%, 03/09/21	2,650	2,638,623
3.01%, 10/19/26	425	408,054
3.10%, 01/17/23	925	917,225
3.35%, 10/18/27	200	195,311
3.36%, 07/12/27	500	490,161
3.45%, 01/11/27	1,500	1,480,967
3.54%, 01/17/28	375	372,204
3.75%, 07/19/23	700	709,688
3.78%, 03/09/26	750	758,064
3.94%, 07/19/28	500	511,458
4.31%, 10/16/28(a)	25	26,314
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	880	862,115
2.59%, 01/29/21 (Call 01/29/20)(d)(e)	275	273,942
3.30%, 05/15/26 (Call 04/15/26)	800	778,738
3.50%, 08/02/22 (Call 08/02/21)(d)(e)	100	100,670
3.69%, 08/02/24 (Call 08/02/23)(d)(e)	325	328,895
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)	635	628,081
2.90%, 03/03/21 (Call 02/03/21)	215	214,433
4.00%, 05/01/25 (Call 03/01/25)	400	412,466
SVB Financial Group, 3.50%, 01/29/25	400	388,072
Svenska Handelsbanken AB 2.40%, 10/01/20	250	247,818
2.45%, 03/30/21	1,500	1,483,449
3.90%, 11/20/23	750	771,708
Swedbank AB, 2.65%, 03/10/21(a)(b)	870	858,478
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	251,098
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	125	120,781
Toronto-Dominion Bank (The) 1.80%, 07/13/21	1,500	1,462,027
2.50%, 12/14/20(a)	921	914,755
2.55%, 01/25/21	630	626,465
3.00%, 06/11/20	250	250,280
3.25%, 06/11/21	400	402,454
3.50%, 07/19/23	1,417	1,441,688
3.63%, 09/15/31 (Call 09/15/26)(a)(d)(e)	400	386,481
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)	100	99,079
2.95%, 07/15/22 (Call 06/15/22)	1,020	1,014,965
3.00%, 03/15/22 (Call 02/15/22)	875	875,628
3.10%, 04/27/26 (Call 03/27/26)(a)	259	253,756
3.60%, 09/11/24 (Call 08/11/24)	110	111,862

Security	Par (000)	Value

Banks (continued)
3.70%, 01/30/24 (Call 12/29/23)	$510	$524,795
3.90%, 04/26/28 (Call 03/24/28)(a)	340	354,074
3.95%, 11/17/25 (Call 10/17/25)	75	78,018
4.13%, 05/24/21 (Call 04/23/21)	300	307,885
Series V, 2.38%, 07/22/26 (Call 06/22/26)	571	536,213
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	400	398,284
Series X, 3.15%, 04/27/27 (Call 03/27/27)	500	492,581
U.S. Bank N.A./Cincinnati OH 2.05%, 10/23/20 (Call 09/23/20)	750	740,523
2.80%, 01/27/25 (Call 12/27/24)	531	517,975
2.85%, 01/23/23 (Call 12/23/22)	500	496,939
3.05%, 07/24/20 (Call 06/24/20)	3,000	3,008,511
3.40%, 07/24/23 (Call 06/23/23)	500	505,980
UBS AG/London, 4.50%, 06/26/48(b)	200	216,079
UBS AG/Stamford CT 2.35%, 03/26/20	3,000	2,983,881
4.88%, 08/04/20	500	512,826
UBS Group Funding Switzerland AG 2.65%, 02/01/22(a)(b)	1,000	980,140
2.86%, 08/15/23 (Call 08/15/22)(b)(d)(e)	500	489,046
2.95%, 09/24/20(a)(b)	1,000	997,435
3.49%, 05/23/23 (Call 05/23/22)(b)	2,250	2,244,016
4.13%, 09/24/25(a)(b)	150	152,611
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,420	1,441,447
UniCredit SpA, 6.57%, 01/14/22(a)(b)	565	578,491
Wachovia Corp. 5.50%, 08/01/35	780	861,623
7.50%, 04/15/35	305	395,230
Wells Fargo & Co. 2.10%, 07/26/21(a)	1,405	1,375,986
2.50%, 03/04/21	345	341,353
2.55%, 12/07/20(a)	690	684,664
2.60%, 07/22/20	595	592,254
2.63%, 07/22/22	560	549,697
3.00%, 01/22/21	350	349,929
3.00%, 02/19/25	1,330	1,294,669
3.00%, 04/22/26	1,467	1,405,908
3.00%, 10/23/26	1,490	1,421,961
3.07%, 01/24/23 (Call 01/24/22)	2,227	2,211,753
3.30%, 09/09/24	2,300	2,289,046
3.50%, 03/08/22(a)	1,110	1,120,041
3.55%, 09/29/25	1,372	1,371,649
3.58%, 05/22/28 (Call 05/22/27)(d)(e)	710	701,645
3.75%, 01/24/24 (Call 12/24/23)	1,200	1,222,893
3.90%, 05/01/45(a)	750	720,270
4.10%, 06/03/26	2,109	2,126,342
4.13%, 08/15/23	917	936,685
4.15%, 01/24/29 (Call 10/24/28)(a)	290	296,621
4.30%, 07/22/27(a)	686	698,765
4.40%, 06/14/46	750	721,049
4.48%, 01/16/24	146	151,595
4.60%, 04/01/21	811	836,806
4.65%, 11/04/44	964	959,503
4.75%, 12/07/46(a)	766	772,993
4.90%, 11/17/45	663	680,153
5.38%, 02/07/35	625	710,379
5.38%, 11/02/43	742	807,718
5.61%, 01/15/44	1,120	1,261,555
Series M, 3.45%, 02/13/23	1,200	1,201,302

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank N.A.	$250	$250,654
3.33%, 07/23/21 (Call 07/23/20)(d)(e)
3.55%, 08/14/23 (Call 07/14/23)	425	431,362
3.63%, 10/22/21 (Call 09/21/21)	1,400	1,416,499
5.85%, 02/01/37	500	584,371
Wells Fargo Capital X, 5.95%, 12/01/86(a)	250	269,375
Westpac Banking Corp. 2.00%, 08/19/21(a)	500	487,066
2.10%, 05/13/21(a)	500	489,103
2.30%, 05/26/20	165	163,810
2.50%, 06/28/22	417	408,837
2.60%, 11/23/20(a)	1,545	1,535,954
2.65%, 01/25/21(a)	2,700	2,681,314
2.70%, 08/19/26	261	245,794
2.75%, 01/11/23	250	245,326
2.85%, 05/13/26(a)	684	650,476
3.05%, 05/15/20	400	400,692
3.35%, 03/08/27	972	951,720
3.40%, 01/25/28	375	368,092
3.65%, 05/15/23	500	507,739
4.32%, 11/23/31 (Call 11/23/26)(a)(d)(e)	730	711,304
Zions Bancorp. N.A., 3.50%, 08/27/21	1,619	1,623,394

		572,015,008

Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)(b)	2,020	1,996,666
4.70%, 02/01/36 (Call 08/01/35)(b)	1,755	1,694,124
4.90%, 02/01/46 (Call 08/01/45)(b)	2,525	2,422,658
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (Call 01/01/21)	812	808,051
3.30%, 02/01/23 (Call 12/01/22)	1,620	1,629,507
3.70%, 02/01/24	628	637,879
4.00%, 01/17/43	545	459,167
4.63%, 02/01/44	1,166	1,068,019
4.90%, 02/01/46 (Call 08/01/45)	425	405,523
Anheuser-Busch InBev Worldwide Inc. 3.75%, 01/15/22	250	255,791
3.75%, 07/15/42	275	227,379
4.00%, 04/13/28 (Call 01/13/28)	613	608,977
4.38%, 04/15/38 (Call 10/15/37)	940	861,697
4.44%, 10/06/48 (Call 04/06/48)	923	831,718
4.60%, 04/15/48 (Call 10/15/47)	1,300	1,197,237
4.75%, 01/23/29 (Call 10/23/28)(a)	865	903,040
4.75%, 04/15/58 (Call 10/15/57)	1,050	955,315
4.90%, 01/23/31 (Call 10/23/30)	250	261,927
4.95%, 01/15/42	875	854,025
5.45%, 01/23/39 (Call 07/23/38)	500	524,679
5.55%, 01/23/49 (Call 07/23/48)	750	787,992
5.80%, 01/23/59 (Call 07/23/58)	750	799,997
8.00%, 11/15/39	25	32,649
8.20%, 01/15/39	246	330,476
Bacardi Ltd. 4.45%, 05/15/25 (Call 03/15/25)(b)	100	99,014
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	2,710	2,628,554
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)(a)	170	167,819
Brown-Forman Corp. 3.50%, 04/15/25 (Call 02/15/25)	75	75,524
4.50%, 07/15/45 (Call 01/15/45)	310	326,317

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The) 1.55%, 09/01/21	$370	$359,876
1.88%, 10/27/20	470	463,826
2.20%, 05/25/22(a)	445	437,932
2.25%, 09/01/26	441	409,283
2.45%, 11/01/20	340	339,062
2.50%, 04/01/23(a)	285	283,025
2.55%, 06/01/26	60	57,496
2.88%, 10/27/25(a)	962	951,562
3.15%, 11/15/20	270	271,880
3.20%, 11/01/23	1,408	1,433,843
3.30%, 09/01/21	742	752,551
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	100	99,517
Coca-Cola European Partners PLC, 4.50%, 09/01/21 (Call 06/01/21)	100	101,981
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	300	326,773
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)	100	97,142
3.20%, 02/15/23 (Call 01/15/23)	292	287,926
3.50%, 05/09/27 (Call 02/09/27)	18	17,100
3.70%, 12/06/26 (Call 09/06/26)	238	231,267
4.10%, 02/15/48 (Call 08/15/47)	480	412,396
4.25%, 05/01/23	1,025	1,056,097
4.40%, 11/15/25 (Call 09/15/25)	245	251,229
4.65%, 11/15/28 (Call 08/15/28)(a)	35	35,946
4.75%, 11/15/24	50	52,514
4.75%, 12/01/25	491	510,399
5.25%, 11/15/48 (Call 05/15/48)(a)	255	258,239
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)(a)	380	375,041
3.50%, 09/18/23 (Call 08/18/23)	200	203,681
3.88%, 05/18/28 (Call 02/18/28)	400	412,655
3.88%, 04/29/43 (Call 10/29/42)	85	82,605
5.88%, 09/30/36	203	244,819
Diageo Investment Corp. 2.88%, 05/11/22	515	514,407
4.25%, 05/11/42(a)	550	558,495
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	250	241,339
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	275	267,694
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	495	437,995
3.43%, 06/15/27 (Call 03/15/27)	50	46,593
3.55%, 05/25/21(b)	794	797,506
4.06%, 05/25/23 (Call 04/25/23)(b)	875	884,618
4.42%, 05/25/25 (Call 03/25/25)(b)	702	714,839
4.50%, 11/15/45 (Call 05/15/45)	75	66,254
4.60%, 05/25/28 (Call 02/25/28)(b)	2,530	2,551,860
4.99%, 05/25/38 (Call 11/25/37)(b)	550	538,259
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	255	247,796
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	1,075	1,045,804
2.25%, 03/15/20 (Call 02/15/20)	160	158,613
3.00%, 07/15/26 (Call 04/15/26)(a)	1,095	1,007,989
3.50%, 05/01/22	250	249,365
4.20%, 07/15/46 (Call 01/15/46)(a)	1,130	959,454
5.00%, 05/01/42	645	610,291

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)(a)	$445	$433,455
2.00%, 04/15/21 (Call 03/15/21)(a)	75	74,062
2.15%, 10/14/20 (Call 09/14/20)(a)	330	327,643
2.25%, 05/02/22 (Call 04/02/22)	925	910,700
2.38%, 10/06/26 (Call 07/06/26)	410	383,907
2.75%, 03/05/22	475	475,379
2.75%, 03/01/23	332	331,963
2.75%, 04/30/25 (Call 01/30/25)(a)	402	395,875
2.85%, 02/24/26 (Call 11/24/25)	875	848,334
3.00%, 08/25/21	800	804,509
3.00%, 10/15/27 (Call 07/15/27)	875	852,191
3.13%, 11/01/20	1,500	1,508,874
3.45%, 10/06/46 (Call 04/06/46)	740	676,748
3.60%, 03/01/24 (Call 12/01/23)	750	775,114
4.00%, 03/05/42	328	325,495
4.00%, 05/02/47 (Call 11/02/46)(a)	620	616,108
4.25%, 10/22/44 (Call 04/22/44)	350	360,530
4.45%, 04/14/46 (Call 10/14/45)	764	816,350
4.60%, 07/17/45 (Call 01/17/45)(a)	421	458,048
Pernod Ricard SA 4.25%, 07/15/22(b)	100	103,017
5.50%, 01/15/42(b)	535	577,243

		58,624,100

Biotechnology — 1.4%
Amgen Inc. 2.13%, 05/01/20 (Call 04/01/20)	400	396,431
2.25%, 08/19/23 (Call 06/19/23)	110	106,068
2.60%, 08/19/26 (Call 05/19/26)	455	421,159
2.65%, 05/11/22 (Call 04/11/22)	975	960,775
3.13%, 05/01/25 (Call 02/01/25)	585	573,324
3.20%, 11/02/27 (Call 08/02/27)	600	571,329
3.45%, 10/01/20	963	970,513
3.63%, 05/15/22 (Call 02/15/22)	100	101,400
3.63%, 05/22/24 (Call 02/22/24)	950	964,104
3.88%, 11/15/21 (Call 08/15/21)	1,002	1,020,137
4.10%, 06/15/21 (Call 03/15/21)	1,057	1,078,205
4.40%, 05/01/45 (Call 11/01/44)	771	723,800
4.56%, 06/15/48 (Call 12/15/47)(a)	448	423,691
4.66%, 06/15/51 (Call 12/15/50)	2,071	1,983,386
4.95%, 10/01/41	550	559,691
5.15%, 11/15/41 (Call 05/15/41)	860	890,799
5.65%, 06/15/42 (Call 12/15/41)	815	887,239
6.38%, 06/01/37	50	58,677
Baxalta Inc. 2.88%, 06/23/20 (Call 05/23/20)	30	29,828
4.00%, 06/23/25 (Call 03/23/25)	793	788,015
5.25%, 06/23/45 (Call 12/23/44)(a)	156	161,137
Biogen Inc. 2.90%, 09/15/20(a)	815	814,810
3.63%, 09/15/22(a)	355	360,178
4.05%, 09/15/25 (Call 06/15/25)	582	591,270
5.20%, 09/15/45 (Call 03/15/45)	1,277	1,335,271
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	30	30,755
Celgene Corp. 2.25%, 08/15/21	60	58,481
2.75%, 02/15/23 (Call 01/15/23)	250	244,122
2.88%, 08/15/20	350	348,838
2.88%, 02/19/21(a)	500	496,674
3.25%, 08/15/22	516	513,573

Security	Par (000)	Value

Biotechnology (continued)
3.25%, 02/20/23 (Call 01/20/23)	$500	$495,788
3.45%, 11/15/27 (Call 08/15/27)	400	380,405
3.55%, 08/15/22	176	176,822
3.63%, 05/15/24 (Call 02/15/24)	859	857,842
3.88%, 08/15/25 (Call 05/15/25)	388	388,959
3.90%, 02/20/28 (Call 11/20/27)	850	833,875
3.95%, 10/15/20(a)	450	455,320
4.00%, 08/15/23	150	152,826
4.35%, 11/15/47 (Call 05/15/47)	560	501,362
4.55%, 02/20/48 (Call 08/20/47)	735	680,406
4.63%, 05/15/44 (Call 11/15/43)	500	466,734
5.00%, 08/15/45 (Call 02/15/45)	992	978,792
5.25%, 08/15/43	1,120	1,128,681
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	50	48,561
2.50%, 09/01/23 (Call 07/01/23)	178	172,148
2.55%, 09/01/20	1,180	1,176,701
2.95%, 03/01/27 (Call 12/01/26)	940	887,691
3.25%, 09/01/22 (Call 07/01/22)	165	165,887
3.50%, 02/01/25 (Call 11/01/24)	925	923,417
3.65%, 03/01/26 (Call 12/01/25)	750	748,427
3.70%, 04/01/24 (Call 01/01/24)	1,293	1,317,461
4.00%, 09/01/36 (Call 03/01/36)	175	163,066
4.15%, 03/01/47 (Call 09/01/46)	1,075	982,767
4.40%, 12/01/21 (Call 09/01/21)	380	392,061
4.50%, 04/01/21 (Call 01/01/21)(a)	150	154,194
4.50%, 02/01/45 (Call 08/01/44)	723	697,409
4.60%, 09/01/35 (Call 03/01/35)	800	798,421
4.75%, 03/01/46 (Call 09/01/45)	1,065	1,068,470
4.80%, 04/01/44 (Call 10/01/43)	544	545,674
5.65%, 12/01/41 (Call 06/01/41)	242	269,586

		36,473,433

Building Materials — 0.4%
CRH America Finance Inc., 4.50%, 04/04/48 (Call 10/04/47)(b)	200	174,263
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	600	586,742
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	50	49,896
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	100	100,327
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(a)(b)	575	598,619
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(c)	75	73,966
3.75%, 12/01/21 (Call 09/01/21)	182	183,631
3.90%, 02/14/26 (Call 11/14/25)	300	295,315
4.25%, 03/01/21	80	81,211
4.50%, 02/15/47 (Call 08/15/46)(a)	801	723,149
4.63%, 07/02/44 (Call 01/02/44)	50	46,699
4.95%, 07/02/64 (Call 01/02/64)(c)	230	202,892
5.00%, 03/30/20	202	205,462
5.13%, 09/14/45 (Call 03/14/45)	25	24,872
Lafarge SA, 7.13%, 07/15/36(a)	644	734,710
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	50	46,483
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	150	144,295
Martin Marietta Materials Inc. 3.50%, 12/15/27 (Call 09/15/27)	400	371,156
4.25%, 12/15/47 (Call 06/15/47)	412	342,825

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp. 3.50%, 04/01/21 (Call 03/01/21)	$50	$50,073
4.38%, 04/01/26 (Call 01/01/26)(a)	140	138,956
4.45%, 04/01/25 (Call 01/01/25)	825	836,233
4.50%, 05/15/47 (Call 11/15/46)	316	271,679
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)(a)	395	363,802
4.20%, 12/15/22 (Call 09/15/22)	732	738,874
4.20%, 12/01/24 (Call 09/01/24)	275	272,037
4.30%, 07/15/47 (Call 01/15/47)	525	408,160
7.00%, 12/01/36(a)	125	135,582
Vulcan Materials Co. 3.90%, 04/01/27 (Call 01/01/27)(a)	125	119,291
4.50%, 04/01/25 (Call 01/01/25)	540	549,326
4.50%, 06/15/47 (Call 12/15/46)	537	460,692
4.70%, 03/01/48 (Call 09/01/47)	324	288,394

		9,619,612

Chemicals — 1.5%
Air Liquide Finance SA 1.75%, 09/27/21 (Call 08/27/21)(b)	250	241,720
2.25%, 09/27/23 (Call 07/27/23)(b)	450	430,067
3.50%, 09/27/46 (Call 03/27/46)(b)	200	177,891
Air Products & Chemicals Inc., 3.00%, 11/03/21(a)	200	200,770
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	180	183,086
Braskem Finance Ltd. 5.75%, 04/15/21(b)	200	207,750
6.45%, 02/03/24	2,225	2,413,569
Braskem Netherlands Finance BV, 4.50%, 01/10/28(b)	225	219,938
Cabot Corp., 3.70%, 07/15/22	50	50,022
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	78,487
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	605	601,244
3.50%, 10/01/24 (Call 07/01/24)(a)	236	232,896
4.13%, 11/15/21 (Call 08/15/21)	795	812,051
4.25%, 10/01/34 (Call 04/01/34)	715	665,127
4.38%, 11/15/42 (Call 05/15/42)(a)	635	571,440
4.55%, 11/30/25 (Call 09/30/25)(a)(b)	150	154,806
4.63%, 10/01/44 (Call 04/01/44)	685	632,967
4.80%, 11/30/28 (Call 08/30/28)(a)(b)	250	259,222
5.25%, 11/15/41 (Call 05/15/41)(a)	230	231,811
5.55%, 11/30/48 (Call 05/30/48)(b)	235	247,264
7.38%, 11/01/29	25	30,830
9.40%, 05/15/39	170	248,675
DowDuPont Inc. 4.21%, 11/15/23 (Call 10/15/23)	1,000	1,031,876
4.49%, 11/15/25 (Call 09/15/25)	735	767,399
4.73%, 11/15/28 (Call 08/15/28)	500	521,781
5.32%, 11/15/38 (Call 05/15/38)	650	687,821
5.42%, 11/15/48 (Call 05/15/48)	850	907,193
Eastman Chemical Co. 2.70%, 01/15/20 (Call 12/15/19)	22	21,937
3.60%, 08/15/22 (Call 05/15/22)	1,207	1,215,073
3.80%, 03/15/25 (Call 12/15/24)(a)	466	462,802
4.65%, 10/15/44 (Call 04/15/44)	625	581,778
EI du Pont de Nemours & Co., 2.80%, 02/15/23	125	123,692
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	410	414,100
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	170	167,619

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	$250	$244,617
4.38%, 06/01/47 (Call 12/01/46)	485	443,803
4.45%, 09/26/28 (Call 06/26/28)(a)	305	312,487
5.00%, 09/26/48 (Call 03/26/48)	50	49,601
Lubrizol Corp. (The), 6.50%, 10/01/34	100	131,339
LYB International Finance BV 4.00%, 07/15/23(a)	180	181,487
4.88%, 03/15/44 (Call 09/15/43)(a)	705	661,903
5.25%, 07/15/43	230	225,065
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	907	848,196
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)	295	253,813
5.75%, 04/15/24 (Call 01/15/24)	750	804,521
6.00%, 11/15/21 (Call 08/17/21)	200	211,670
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	300	288,977
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	100	99,134
3.75%, 11/15/21 (Call 08/15/21)	260	261,343
4.05%, 11/15/27 (Call 08/15/27)(a)	25	24,381
4.25%, 11/15/23 (Call 08/15/23)	401	412,750
4.88%, 11/15/41 (Call 05/15/41)	25	23,004
5.63%, 11/15/43 (Call 05/15/43)(a)	250	254,488
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	179	167,961
3.15%, 10/01/22 (Call 07/01/22)	681	668,997
3.38%, 03/15/25 (Call 12/15/24)	131	125,461
3.50%, 06/01/23 (Call 03/01/23)	180	177,847
4.00%, 12/15/26 (Call 09/15/26)	1,050	1,023,016
4.13%, 03/15/35 (Call 09/15/34)	195	175,830
4.90%, 06/01/43 (Call 12/01/42)	25	24,036
5.25%, 01/15/45 (Call 07/15/44)	350	348,289
5.63%, 12/01/40(a)	251	261,749
5.88%, 12/01/36	550	597,110
6.13%, 01/15/41 (Call 07/15/40)	25	27,683
PPG Industries Inc. 3.20%, 03/15/23 (Call 02/15/23)	200	198,777
3.60%, 11/15/20	100	100,856
3.75%, 03/15/28 (Call 12/15/27)(a)	353	348,575
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	482	469,231
2.45%, 02/15/22 (Call 11/15/21)	92	90,621
2.65%, 02/05/25 (Call 11/05/24)	140	135,092
3.00%, 09/01/21(a)	100	100,175
3.20%, 01/30/26 (Call 10/30/25)(a)	400	397,808
4.05%, 03/15/21	52	53,133
Rohm & Haas Co., 7.85%, 07/15/29	950	1,190,777
RPM International Inc. 3.45%, 11/15/22 (Call 08/15/22)	242	237,969
3.75%, 03/15/27 (Call 12/15/26)	55	51,793
4.25%, 01/15/48 (Call 07/15/47)	295	243,489
4.55%, 03/01/29 (Call 12/01/28)	250	248,247
5.25%, 06/01/45 (Call 12/01/44)	100	96,682
SABIC Capital II BV, 4.00%, 10/10/23(b)	200	202,500
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	500	528,500
Sherwin-Williams Co. (The) 2.25%, 05/15/20	445	440,603
2.75%, 06/01/22 (Call 05/01/22)	1,054	1,036,563

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.13%, 06/01/24 (Call 04/01/24)	$175	$170,306
3.45%, 08/01/25 (Call 05/01/25)	33	32,383
3.45%, 06/01/27 (Call 03/01/27)	973	927,426
3.95%, 01/15/26 (Call 10/15/25)	75	74,493
4.00%, 12/15/42 (Call 06/15/42)	150	127,786
4.20%, 01/15/22 (Call 10/15/21)	155	158,269
4.50%, 06/01/47 (Call 12/01/46)(a)	850	795,356
Syngenta Finance NV 3.13%, 03/28/22	1,515	1,477,937
4.44%, 04/24/23 (Call 03/24/23)(a)(b)	500	500,277
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	598	597,034
5.18%, 04/24/28 (Call 01/24/28)(b)	1,300	1,267,056
5.68%, 04/24/48 (Call 10/24/47)(b)	250	223,327
Westlake Chemical Corp. 3.60%, 08/15/26 (Call 05/15/26)	872	824,005
4.38%, 11/15/47 (Call 05/15/47)	1,018	860,958
5.00%, 08/15/46 (Call 02/15/46)	100	93,084
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	25	25,194

		39,451,544

Commercial Services — 0.6%
Ashtead Capital Inc. 5.25%, 08/01/26 (Call 08/01/21)(b)	500	505,000
5.63%, 10/01/24 (Call 10/01/19)(b)	75	77,438
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)(a)	100	99,374
3.38%, 09/15/25 (Call 06/15/25)	882	899,596
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	433	437,835
5.25%, 10/01/25 (Call 07/01/25)	325	328,390
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	75	73,099
California Institute of Technology, 4.32%, 08/01/45	20	20,938
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	85	87,740
DP World Crescent Ltd., 3.91%, 05/31/23(b)	2,000	2,005,000
DP World Ltd., 5.63%, 09/25/48(b)	500	503,750
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)(a)	405	395,298
2.70%, 11/01/26 (Call 08/01/26)	633	603,683
3.25%, 12/01/27 (Call 09/01/27)	329	322,483
3.95%, 12/01/47 (Call 06/01/47)	451	439,719
4.35%, 12/08/21(a)	443	459,058
5.50%, 12/08/41(a)	59	67,986
Equifax Inc. 3.30%, 12/15/22 (Call 09/15/22)	255	250,675
7.00%, 07/01/37(a)	235	257,282
ERAC USA Finance LLC 3.30%, 12/01/26 (Call 09/01/26)(a)(b)	25	23,743
3.80%, 11/01/25 (Call 08/01/25)(b)	200	198,218
3.85%, 11/15/24 (Call 08/15/24)(b)	50	49,945
4.20%, 11/01/46 (Call 05/01/46)(b)	550	492,037
5.63%, 03/15/42(b)	100	108,046
7.00%, 10/15/37(a)(b)	25	30,703
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	315	316,548
George Washington University (The) 4.87%, 09/15/45	130	145,087
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	25,094
IHS Markit Ltd. 4.13%, 08/01/23 (Call 07/01/23)	70	70,140
4.75%, 08/01/28 (Call 05/01/28)	25	25,168
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	146,564

Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology 4.68%, 07/01/14	$180	$195,556
5.60%, 07/01/11(a)	375	485,774
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	350	339,465
3.25%, 01/15/28 (Call 10/15/27)	550	525,574
4.25%, 02/01/29 (Call 11/01/28)	275	280,868
4.88%, 02/15/24 (Call 11/15/23)	430	454,970
4.88%, 12/17/48 (Call 06/17/48)	125	128,250
5.50%, 09/01/20	100	103,358
Northwestern University, 3.87%, 12/01/48	100	99,240
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	325	289,820
3.30%, 07/15/56 (Call 01/15/56)	140	123,241
Princeton University, 5.70%, 03/01/39	50	62,896
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	350	344,519
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	500	474,915
4.00%, 06/15/25 (Call 03/15/25)	480	495,188
4.40%, 02/15/26 (Call 11/15/25)	659	687,927
Total System Services Inc. 3.75%, 06/01/23 (Call 03/01/23)	148	147,511
4.80%, 04/01/26 (Call 01/01/26)	331	339,013
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	150	140,685
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	184	171,557
University of Southern California, 3.03%, 10/01/39	525	478,450
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	66	66,860
4.13%, 09/12/22	350	357,533
4.13%, 03/15/29 (Call 12/15/28)	120	120,194
William Marsh Rice University 3.57%, 05/15/45	25	23,854
3.77%, 05/15/55	200	192,149

		16,595,004

Computers — 2.0%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	195	189,803
1.80%, 05/11/20	250	247,596
2.00%, 05/06/20	1,775	1,761,645
2.10%, 09/12/22 (Call 08/12/22)	912	890,886
2.15%, 02/09/22	302	297,128
2.25%, 02/23/21 (Call 01/23/21)	1,469	1,456,795
2.30%, 05/11/22 (Call 04/11/22)	625	614,876
2.40%, 01/13/23 (Call 12/13/22)	160	157,308
2.40%, 05/03/23	1,181	1,158,846
2.45%, 08/04/26 (Call 05/04/26)	802	761,223
2.50%, 02/09/22 (Call 01/09/22)	1,425	1,415,835
2.50%, 02/09/25	649	627,543
2.70%, 05/13/22	240	239,199
2.75%, 01/13/25 (Call 11/13/24)	275	269,611
2.85%, 05/06/21	2,323	2,327,848
2.85%, 02/23/23 (Call 12/23/22)	415	415,092
2.85%, 05/11/24 (Call 03/11/24)	875	867,821
2.90%, 09/12/27 (Call 06/12/27)	561	541,808
3.00%, 02/09/24 (Call 12/09/23)	1,298	1,299,504
3.00%, 06/20/27 (Call 03/20/27)	25	24,305
3.00%, 11/13/27 (Call 08/13/27)	525	510,852
3.20%, 05/13/25	1,025	1,028,731

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$708	$699,543
3.25%, 02/23/26 (Call 11/23/25)	971	970,673
3.35%, 02/09/27 (Call 11/09/26)	792	791,280
3.45%, 05/06/24	775	791,650
3.45%, 02/09/45	737	665,010
3.75%, 09/12/47 (Call 03/12/47)	550	517,772
3.75%, 11/13/47 (Call 05/13/47)	400	378,274
3.85%, 05/04/43	1,421	1,375,438
3.85%, 08/04/46 (Call 02/04/46)	1,080	1,039,601
4.25%, 02/09/47 (Call 08/09/46)	445	455,073
4.38%, 05/13/45	675	699,762
4.45%, 05/06/44	825	864,760
4.50%, 02/23/36 (Call 08/23/35)	500	538,051
4.65%, 02/23/46 (Call 08/23/45)	810	873,167
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(b)	1,450	1,476,182
5.45%, 06/15/23 (Call 04/15/23)(b)	1,448	1,522,094
6.02%, 06/15/26 (Call 03/15/26)(b)	875	928,327
8.10%, 07/15/36 (Call 01/15/36)(b)	640	724,051
8.35%, 07/15/46 (Call 01/15/46)(b)	670	784,000
DXC Technology Co. 4.25%, 04/15/24 (Call 02/15/24)	200	199,959
4.45%, 09/18/22	450	459,392
4.75%, 04/15/27 (Call 01/15/27)	825	823,869
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	1,463	1,470,794
4.90%, 10/15/25 (Call 07/15/25)	1,305	1,358,485
6.20%, 10/15/35 (Call 04/15/35)	460	473,575
6.35%, 10/15/45 (Call 04/15/45)	781	790,850
HP Inc. 3.75%, 12/01/20	125	126,183
4.05%, 09/15/22	100	101,885
4.30%, 06/01/21	1,000	1,022,546
6.00%, 09/15/41	317	323,324
IBM Credit LLC 2.20%, 09/08/22	150	145,469
2.65%, 02/05/21	710	706,238
3.00%, 02/06/23	600	596,669
International Business Machines Corp. 1.63%, 05/15/20	250	246,726
1.88%, 08/01/22	575	552,432
2.25%, 02/19/21(a)	200	197,347
2.50%, 01/27/22(a)	665	656,126
2.88%, 11/09/22	325	322,756
2.90%, 11/01/21	300	298,656
3.30%, 01/27/27	300	294,406
3.38%, 08/01/23	445	448,659
3.45%, 02/19/26(a)	540	540,972
3.63%, 02/12/24	1,385	1,412,982
4.00%, 06/20/42	1,191	1,134,745
4.70%, 02/19/46(a)	250	263,017
5.60%, 11/30/39(a)	162	187,080
5.88%, 11/29/32	190	228,038
6.22%, 08/01/27	200	235,532
6.50%, 01/15/28	150	179,819
7.00%, 10/30/25	275	331,505
7.13%, 12/01/96(a)	50	61,689
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	600	577,430

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	$818	$816,903
4.75%, 06/01/23	315	316,079
4.75%, 01/01/25(a)	170	163,555
4.88%, 03/01/24 (Call 01/01/24)(a)	529	515,515
4.88%, 06/01/27 (Call 03/01/27)	405	377,861
5.75%, 12/01/34 (Call 06/01/34)	935	829,515

		52,987,546

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 2.30%, 05/03/22(a)	735	725,607
2.45%, 11/15/21	80	79,390
3.25%, 03/15/24	315	320,259
3.70%, 08/01/47 (Call 02/01/47)(a)	165	162,257
Estee Lauder Companies Inc. (The) 2.35%, 08/15/22	100	98,033
3.15%, 03/15/27 (Call 12/15/26)	270	264,892
4.38%, 06/15/45 (Call 12/15/44)	100	103,047
6.00%, 05/15/37	50	61,436
Procter & Gamble Co. (The) 2.30%, 02/06/22	877	868,058
2.45%, 11/03/26(a)	631	601,371
2.70%, 02/02/26(a)	432	422,148
2.85%, 08/11/27	475	465,688
3.10%, 08/15/23(a)	682	693,365
3.50%, 10/25/47(a)	565	540,252
Unilever Capital Corp. 1.38%, 07/28/21(a)	535	517,039
1.80%, 05/05/20	190	187,812
2.00%, 07/28/26(a)	500	454,885
2.60%, 05/05/24 (Call 03/05/24)	450	437,358
2.75%, 03/22/21	200	199,774
2.90%, 05/05/27 (Call 02/05/27)(a)	700	672,930
3.00%, 03/07/22	100	100,194
3.10%, 07/30/25(a)	100	98,969
3.25%, 03/07/24 (Call 02/07/24)	500	501,480
3.38%, 03/22/25 (Call 01/22/25)	100	100,488
3.50%, 03/22/28 (Call 12/22/27)(a)	700	700,970
4.25%, 02/10/21(a)	700	719,866
5.90%, 11/15/32	267	327,383

		10,424,951

Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	400	395,293
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)(a)	75	67,193
4.20%, 05/15/47 (Call 11/15/46)	25	24,159
4.60%, 06/15/45 (Call 12/15/44)	468	482,086

		968,731

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/27 (Call 04/21/27)	1,100	992,241
3.95%, 02/01/22 (Call 01/01/22)	2,050	2,056,292
4.50%, 05/15/21(a)	1,965	1,990,972
4.63%, 10/30/20	150	152,435
5.00%, 10/01/21	575	590,765
Affiliated Managers Group Inc., 4.25%, 02/15/24	275	282,592
AIG Global Funding, 2.70%, 12/15/21(b)	100	97,635

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp. 2.63%, 07/01/22 (Call 06/01/22)	$200	$192,519
2.75%, 01/15/23 (Call 12/15/22)(a)	111	106,283
3.00%, 09/15/23 (Call 07/15/23)(a)	460	439,769
3.25%, 03/01/25 (Call 01/01/25)	100	94,623
3.63%, 04/01/27 (Call 01/01/27)(a)	50	45,658
3.63%, 12/01/27 (Call 09/01/27)(a)	1,356	1,234,978
3.75%, 02/01/22 (Call 12/01/21)	205	205,620
3.88%, 04/01/21 (Call 03/01/21)	595	599,450
3.88%, 07/03/23 (Call 06/03/23)	25	24,890
4.25%, 02/01/24	325	326,983
4.25%, 09/15/24 (Call 06/15/24)	245	244,966
4.63%, 10/01/28 (Call 07/01/28)	1,100	1,079,668
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	1,450	1,405,580
4.40%, 09/25/23 (Call 08/25/23)	250	248,689
5.13%, 03/15/21	635	652,170
5.50%, 02/15/22	620	641,507
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)(a)	497	490,712
2.50%, 08/01/22 (Call 07/01/22)	1,156	1,132,223
2.65%, 12/02/22	625	615,857
3.00%, 10/30/24 (Call 09/29/24)	1,037	1,011,441
3.38%, 05/17/21 (Call 04/17/21)	275	277,178
3.40%, 02/27/23 (Call 01/27/23)(a)	200	201,392
3.63%, 12/05/24 (Call 11/04/24)	1,750	1,769,835
3.70%, 11/05/21 (Call 10/05/21)	155	157,397
3.70%, 08/03/23 (Call 07/03/23)	550	560,403
4.05%, 12/03/42	327	321,732
American Express Credit Corp. 2.20%, 03/03/20 (Call 02/01/20)	275	273,267
2.25%, 05/05/21 (Call 04/04/21)(a)	540	531,764
2.38%, 05/26/20 (Call 04/25/20)	670	665,628
2.70%, 03/03/22 (Call 01/31/22)(a)	499	496,140
3.30%, 05/03/27 (Call 04/03/27)	947	937,981
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	2,377	2,364,631
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	190	180,588
3.70%, 10/15/24	482	488,498
4.00%, 10/15/23	367	377,689
5.30%, 03/15/20	5	5,120
BGC Partners Inc., 5.38%, 07/24/23	100	100,637
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(b)	100	92,532
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(b)	1,000	978,267
Brookfield Finance Inc. 4.25%, 06/02/26 (Call 03/02/26)	250	246,152
4.70%, 09/20/47 (Call 03/20/47)	367	335,258
4.85%, 03/29/29 (Call 12/29/28)	575	575,794
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	40	40,075
Capital One Financial Corp. 2.40%, 10/30/20 (Call 09/30/20)	638	630,360
3.20%, 01/30/23 (Call 12/30/22)	1,800	1,773,427
3.20%, 02/05/25 (Call 01/05/25)	669	641,197
3.30%, 10/30/24 (Call 09/30/24)	1,417	1,369,790
3.45%, 04/30/21 (Call 03/30/21)	450	452,181
3.50%, 06/15/23	155	153,460
3.75%, 04/24/24 (Call 03/24/24)	440	440,439
3.75%, 07/28/26 (Call 06/28/26)	813	773,243
3.75%, 03/09/27 (Call 02/09/27)(a)	1,005	964,534
3.80%, 01/31/28 (Call 12/31/27)	630	604,263

Security	Par (000)	Value

Diversified Financial Services (continued)
3.90%, 01/29/24 (Call 12/29/23)	$440	$442,847
4.20%, 10/29/25 (Call 09/29/25)(a)	125	124,669
4.25%, 04/30/25 (Call 03/31/25)	505	511,799
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	300	288,318
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	450	444,829
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)(a)	156	154,292
3.20%, 03/02/27 (Call 12/02/26)(a)	425	416,387
3.20%, 01/25/28 (Call 10/25/27)	25	24,351
3.25%, 05/21/21 (Call 04/21/21)(a)	475	479,952
3.45%, 02/13/26 (Call 11/13/25)(a)	140	139,973
3.55%, 02/01/24 (Call 01/01/24)	800	814,860
3.85%, 05/21/25 (Call 03/21/25)	275	284,851
4.00%, 02/01/29 (Call 11/01/28)	250	258,918
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,000	998,189
CME Group Inc. 3.00%, 09/15/22	727	730,039
3.00%, 03/15/25 (Call 12/15/24)	575	566,960
4.15%, 06/15/48 (Call 12/15/47)	50	50,920
5.30%, 09/15/43 (Call 03/15/43)	344	410,042
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	915	1,179,669
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	240	234,158
3.95%, 11/06/24 (Call 08/06/24)	785	777,361
4.10%, 02/09/27 (Call 11/09/26)(a)	462	449,097
4.50%, 01/30/26 (Call 11/30/25)	250	251,227
5.20%, 04/27/22	410	429,122
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	552	524,263
4.50%, 06/20/28 (Call 03/20/28)(a)	325	324,608
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	405	393,496
Franklin Resources Inc. 2.80%, 09/15/22	162	159,402
2.85%, 03/30/25	405	392,690
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	2,415	2,374,356
3.37%, 11/15/25(a)	1,150	1,106,651
4.42%, 11/15/35	4,785	4,320,762
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(a)	726	712,048
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	1,000	959,103
International Lease Finance Corp. 5.88%, 08/15/22	465	494,512
8.25%, 12/15/20	45	48,568
8.63%, 01/15/22	150	168,800
Invesco Finance PLC 3.75%, 01/15/26	75	73,967
4.00%, 01/30/24	370	374,979
5.38%, 11/30/43	145	149,513
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	455	463,957
Jefferies Financial Group Inc. 5.50%, 10/18/23 (Call 01/18/23)	854	888,798
6.63%, 10/23/43 (Call 07/23/43)	380	372,933
Jefferies Group LLC 6.25%, 01/15/36	210	207,204
6.45%, 06/08/27	150	158,907
6.50%, 01/20/43	230	226,411
6.88%, 04/15/21	600	635,515

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30	$569	$497,151
4.85%, 01/15/27	270	261,195
Lazard Group LLC 3.75%, 02/13/25	270	265,576
4.50%, 09/19/28 (Call 06/19/28)(a)	350	355,175
Legg Mason Inc. 4.75%, 03/15/26	25	25,328
5.63%, 01/15/44	614	597,758
Mastercard Inc. 2.00%, 11/21/21 (Call 10/21/21)	200	196,472
2.95%, 11/21/26 (Call 08/21/26)	1,100	1,079,094
3.38%, 04/01/24	490	500,267
3.80%, 11/21/46 (Call 05/21/46)	450	444,322
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.56%, 02/28/24 (Call 01/28/24)(b)	400	400,835
3.96%, 09/19/23 (Call 08/19/23)(b)	400	405,534
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	325	318,627
4.25%, 06/01/24 (Call 03/01/24)	300	306,007
National Rural Utilities Cooperative Finance Corp. 2.40%, 04/25/22 (Call 03/25/22)	580	569,126
2.90%, 03/15/21(a)	361	360,444
3.05%, 02/15/22 (Call 11/15/21)	885	885,267
3.05%, 04/25/27 (Call 01/25/27)	555	534,266
3.25%, 11/01/25 (Call 08/01/25)(a)	170	168,651
3.40%, 02/07/28 (Call 11/07/27)	420	415,608
3.90%, 11/01/28 (Call 08/01/28)	100	102,600
4.30%, 03/15/49 (Call 09/15/48)	250	254,819
4.40%, 11/01/48 (Call 05/01/48)	25	25,695
5.25%, 04/20/46 (Call 04/20/26)(d)(e)	50	49,126
Series C, 8.00%, 03/01/32	275	377,079
Nomura Holdings Inc., 6.70%, 03/04/20	24	24,853
ORIX Corp. 2.90%, 07/18/22	350	345,294
3.25%, 12/04/24	325	317,201
3.70%, 07/18/27	150	147,678
Power Finance Corp. Ltd., 6.15%, 12/06/28(b)	250	261,749
Raymond James Financial Inc. 3.63%, 09/15/26(a)	150	143,239
4.95%, 07/15/46	850	851,619
5.63%, 04/01/24	45	49,166
REC Ltd., 5.25%, 11/13/23(b)	250	253,956
Stifel Financial Corp., 4.25%, 07/18/24	310	312,675
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	705	642,608
3.75%, 08/15/21 (Call 06/15/21)	270	270,616
3.95%, 12/01/27 (Call 09/01/27)	665	609,281
4.25%, 08/15/24 (Call 05/15/24)	1,179	1,156,276
4.50%, 07/23/25 (Call 04/23/25)	850	830,114
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	445	444,853
3.30%, 04/01/27 (Call 01/01/27)	140	136,763
3.75%, 04/01/24 (Call 03/01/24)	725	738,707
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	825	808,418
2.20%, 12/14/20 (Call 11/14/20)	920	911,662
2.75%, 09/15/27 (Call 06/15/27)(a)	225	217,060
2.80%, 12/14/22 (Call 10/14/22)	1,590	1,589,880
3.15%, 12/14/25 (Call 09/14/25)	2,035	2,039,835

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 09/15/47 (Call 03/15/47)	$275	$261,289
4.15%, 12/14/35 (Call 06/14/35)	635	664,629
4.30%, 12/14/45 (Call 06/14/45)	1,450	1,521,500
Western Union Co. (The) 5.25%, 04/01/20	110	112,158
6.20%, 11/17/36	200	202,502

		87,993,246

Electric — 7.2%
Abu Dhabi National Energy Co. PJSC 3.63%, 01/12/23(b)	1,000	1,002,500
4.38%, 04/23/25(b)	1,500	1,530,000
4.88%, 04/23/30(b)	1,000	1,038,750
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	25	24,813
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	825	798,011
3.80%, 10/01/47 (Call 04/01/47)	125	112,856
3.95%, 06/01/28 (Call 03/01/28)	100	101,427
Series E, 6.65%, 02/15/33(a)	500	622,729
AEP Transmission Co. LLC 3.10%, 12/01/26 (Call 09/01/26)	380	368,465
3.75%, 12/01/47 (Call 06/01/47)	255	239,391
4.00%, 12/01/46 (Call 06/01/46)	495	478,945
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)	445	411,051
4.15%, 08/15/44 (Call 02/15/44)	290	285,308
4.30%, 01/02/46 (Call 07/02/45)	100	100,942
6.00%, 03/01/39	135	161,902
Series 11-C, 5.20%, 06/01/41	125	136,756
Series A, 4.30%, 07/15/48 (Call 01/15/48)	75	75,198
Series B, 3.70%, 12/01/47 (Call 06/01/47)	20	18,373
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)(b)	100	99,773
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	347	343,822
3.65%, 02/15/26 (Call 11/15/25)(a)	725	716,140
Ameren Illinois Co. 3.25%, 03/01/25 (Call 12/01/24)	200	199,384
3.70%, 12/01/47 (Call 06/01/47)	60	56,609
3.80%, 05/15/28 (Call 02/15/28)	75	76,870
4.15%, 03/15/46 (Call 09/15/45)	250	250,950
4.50%, 03/15/49 (Call 09/15/48)	100	106,910
American Electric Power Co. Inc. 2.15%, 11/13/20	270	266,257
3.20%, 11/13/27 (Call 08/13/27)	50	47,695
Series F, 2.95%, 12/15/22 (Call 09/15/22)	20	19,770
Series I, 3.65%, 12/01/21(a)	25	25,282
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	50	51,545
Appalachian Power Co. 3.40%, 06/01/25 (Call 03/01/25)	25	24,793
4.40%, 05/15/44 (Call 11/15/43)	265	260,667
7.00%, 04/01/38	250	315,519
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)(a)	75	69,602
2.95%, 09/15/27 (Call 06/15/27)(a)	125	119,054
3.75%, 05/15/46 (Call 11/15/45)	175	159,616
4.20%, 08/15/48 (Call 02/15/48)(a)	250	243,652
4.25%, 03/01/49 (Call 09/01/48)	250	247,557
4.50%, 04/01/42 (Call 10/01/41)	393	400,053
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	103,047

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	$250	$231,473
2.80%, 08/15/22 (Call 05/15/22)	258	253,042
3.50%, 08/15/46 (Call 02/15/46)	75	66,842
Berkshire Hathaway Energy Co. 2.38%, 01/15/21	200	198,391
2.80%, 01/15/23 (Call 12/15/22)	550	545,785
3.50%, 02/01/25 (Call 11/01/24)	350	353,606
3.75%, 11/15/23 (Call 08/15/23)	30	30,735
4.45%, 01/15/49 (Call 07/15/48)	500	503,068
4.50%, 02/01/45 (Call 08/01/44)	370	378,211
5.15%, 11/15/43 (Call 05/15/43)	1,001	1,105,927
5.95%, 05/15/37	250	298,213
6.13%, 04/01/36	998	1,212,699
Black Hills Corp. 3.95%, 01/15/26 (Call 07/15/25)	200	198,859
4.20%, 09/15/46 (Call 03/15/46)	100	91,976
4.25%, 11/30/23 (Call 08/30/23)	140	142,988
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	175	161,192
4.25%, 02/01/49 (Call 08/01/48)	35	36,022
4.50%, 04/01/44 (Call 10/01/43)(a)	350	369,840
Series K2, 6.95%, 03/15/33	80	105,698
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	46,431
CenterPoint Energy Inc. 3.85%, 02/01/24 (Call 01/01/24)	125	125,340
4.25%, 11/01/28 (Call 08/01/28)	265	267,946
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	1,260	1,201,660
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (Call 08/15/30)(b)	100	101,727
5.95%, 12/15/36	605	681,429
CMS Energy Corp. 3.00%, 05/15/26 (Call 02/15/26)	100	95,545
3.60%, 11/15/25 (Call 08/15/25)	35	34,599
3.88%, 03/01/24 (Call 12/01/23)	100	100,932
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	200	193,250
Comision Federal de Electricidad 4.75%, 02/23/27(b)	1,000	979,405
4.88%, 01/15/24(b)	200	200,819
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	200	188,459
3.40%, 09/01/21 (Call 06/01/21)	450	453,480
3.65%, 06/15/46 (Call 12/15/45)	470	433,364
3.70%, 08/15/28 (Call 05/15/28)	175	177,309
3.70%, 03/01/45 (Call 09/01/44)	200	186,330
3.80%, 10/01/42 (Call 04/01/42)	100	94,472
4.00%, 03/01/48 (Call 09/01/47)	50	48,988
6.45%, 01/15/38	140	179,051
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	375	358,968
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	230	215,084
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	623	614,299
4.00%, 04/01/48 (Call 10/01/47)(a)	150	149,638
4.30%, 04/15/44 (Call 10/15/43)	25	25,983
Consolidated Edison Co. of New York Inc. 3.13%, 11/15/27 (Call 08/15/27)	250	242,968
3.80%, 05/15/28 (Call 02/15/28)	80	81,821
3.85%, 06/15/46 (Call 12/15/45)	500	464,764
3.95%, 03/01/43 (Call 09/01/42)	730	690,310

Security	Par (000)	Value

Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)	$630	$640,654
4.50%, 12/01/45 (Call 06/01/45)	225	229,310
4.50%, 05/15/58 (Call 11/15/57)	35	34,389
4.63%, 12/01/54 (Call 06/01/54)	100	100,173
Series 07-A, 6.30%, 08/15/37(a)	458	560,410
Series 08-B, 6.75%, 04/01/38	350	447,026
Series 09-C, 5.50%, 12/01/39	5	5,662
Series 12-A, 4.20%, 03/15/42	400	391,320
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	265	246,677
Series C, 4.00%, 11/15/57 (Call 05/15/57)	80	71,396
Series C, 4.30%, 12/01/56 (Call 06/01/56)	10	9,469
Series E, 4.65%, 12/01/48 (Call 06/01/48)	25	26,211
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(a)	250	244,301
Consumers Energy Co. 3.13%, 08/31/24 (Call 05/31/24)	175	173,258
3.38%, 08/15/23 (Call 05/15/23)	248	249,922
3.80%, 11/15/28 (Call 08/15/28)	566	582,152
3.95%, 07/15/47 (Call 01/15/47)(a)	155	153,148
4.05%, 05/15/48 (Call 11/15/47)	925	933,161
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	100	101,428
Dominion Energy Inc. 2.58%, 07/01/20	130	128,649
3.90%, 10/01/25 (Call 07/01/25)	560	562,085
4.25%, 06/01/28 (Call 03/01/28)	275	280,473
4.70%, 12/01/44 (Call 06/01/44)	400	405,285
5.75%, 10/01/54 (Call 10/01/24)(d)(e)	344	344,086
7.00%, 06/15/38	140	174,552
Series B, 2.75%, 09/15/22 (Call 06/15/22)	235	229,129
Series B, 5.95%, 06/15/35	500	569,748
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	72,749
Series C, 4.05%, 09/15/42 (Call 03/15/42)	100	92,129
Series C, 4.90%, 08/01/41 (Call 02/01/41)	530	541,602
Series F, 5.25%, 08/01/33	160	174,287
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	500	536,250
DTE Electric Co. 3.70%, 03/15/45 (Call 09/15/44)(a)	455	428,630
3.95%, 03/01/49 (Call 09/01/48)	310	302,736
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	235	217,960
3.80%, 03/15/27 (Call 12/15/26)	600	591,306
6.38%, 04/15/33	140	168,624
Series B, 3.30%, 06/15/22 (Call 04/15/22)	420	418,321
Series D, 3.70%, 08/01/23 (Call 07/01/23)	630	632,352
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	55	54,025
2.95%, 12/01/26 (Call 09/01/26)(a)	445	431,120
3.05%, 03/15/23 (Call 02/15/23)	340	341,702
3.35%, 05/15/22	50	51,048
3.70%, 12/01/47 (Call 06/01/47)	1,125	1,047,773
3.75%, 06/01/45 (Call 12/01/44)	405	381,354
3.90%, 06/15/21 (Call 03/15/21)	255	259,922
3.95%, 03/15/48 (Call 09/15/47)	25	24,386
4.25%, 12/15/41 (Call 06/15/41)	660	671,761
5.30%, 02/15/40	10	11,570
6.05%, 04/15/38	182	225,219
6.10%, 06/01/37(a)	266	324,760
6.45%, 10/15/32	150	187,406

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	$455	$440,165
2.65%, 09/01/26 (Call 06/01/26)	715	666,102
3.05%, 08/15/22 (Call 05/15/22)(a)	760	756,230
3.15%, 08/15/27 (Call 05/15/27)(a)	550	525,030
3.55%, 09/15/21 (Call 06/15/21)	787	794,500
3.75%, 04/15/24 (Call 01/15/24)	320	325,222
3.75%, 09/01/46 (Call 03/01/46)(a)	380	340,441
3.95%, 08/15/47 (Call 02/15/47)	100	92,288
4.80%, 12/15/45 (Call 06/15/45)	100	103,329
Duke Energy Florida LLC 3.10%, 08/15/21 (Call 05/15/21)	125	125,283
3.20%, 01/15/27 (Call 10/15/26)	625	611,692
3.40%, 10/01/46 (Call 04/01/46)(a)	80	70,793
3.80%, 07/15/28 (Call 04/15/28)	100	102,145
3.85%, 11/15/42 (Call 05/15/42)	400	383,814
5.65%, 04/01/40	100	119,148
6.35%, 09/15/37	810	1,023,184
Duke Energy Indiana LLC 3.75%, 07/15/20	2,137	2,160,275
3.75%, 05/15/46 (Call 11/15/45)	50	46,847
6.12%, 10/15/35	79	93,785
6.35%, 08/15/38	250	320,139
6.45%, 04/01/39	25	31,459
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	175	192,790
Duke Energy Ohio Inc. 3.65%, 02/01/29 (Call 11/01/28)	225	228,188
3.70%, 06/15/46 (Call 12/15/45)	350	323,308
Duke Energy Progress LLC 3.00%, 09/15/21 (Call 06/15/21)	105	105,508
3.70%, 10/15/46 (Call 04/15/46)	1,075	1,007,534
4.10%, 03/15/43 (Call 09/15/42)	150	148,855
4.15%, 12/01/44 (Call 06/01/44)	220	219,283
E.ON International Finance BV, 6.65%, 04/30/38(b)	250	302,396
Edison International 2.40%, 09/15/22 (Call 08/15/22)(a)	450	414,765
2.95%, 03/15/23 (Call 01/15/23)	445	412,953
4.13%, 03/15/28 (Call 12/15/27)(a)	350	323,293
EDP Finance BV, 3.63%, 07/15/24(b)	700	683,270
El Paso Electric Co., 6.00%, 05/15/35	200	225,327
Electricite de France SA 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	250	250,899
4.50%, 09/21/28 (Call 06/21/28)(b)	2,450	2,486,907
4.75%, 10/13/35 (Call 04/13/35)(b)	75	72,238
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	1,800	1,772,659
4.88%, 01/22/44(a)(b)	325	311,719
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	100	97,438
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	785	772,212
6.95%, 01/26/39(a)(b)	600	728,892
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	240	235,593
3.55%, 06/15/26 (Call 03/15/26)(a)	1,450	1,391,617
4.75%, 06/15/46 (Call 12/15/45)(a)	910	891,000
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	73,125
Enel Finance International NV 2.75%, 04/06/23(b)	1,000	950,145
2.88%, 05/25/22(b)	100	97,135
3.50%, 04/06/28(a)(b)	1,000	895,105
3.63%, 05/25/27(a)(b)	200	184,462
4.25%, 09/14/23(b)	2,715	2,735,037

Security	Par (000)	Value

Electric (continued)
4.63%, 09/14/25(a)(b)	$200	$200,239
4.75%, 05/25/47(a)(b)	1,000	887,892
4.88%, 06/14/29(b)	1,925	1,915,283
6.80%, 09/15/37(a)(b)	125	140,138
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	101,493
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(d)(e)	200	217,000
Engie SA, 2.88%, 10/10/22(b)	50	49,645
Entergy Arkansas Inc., 3.50%, 04/01/26 (Call 01/01/26)(a)	324	322,914
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	390	394,671
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,930	1,809,138
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)	244	224,554
3.25%, 04/01/28 (Call 01/01/28)	75	72,759
4.20%, 09/01/48 (Call 03/01/48)	1,066	1,068,920
4.95%, 01/15/45 (Call 01/15/25)	255	264,293
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	250	250,839
Evergy Inc. 4.85%, 06/01/21 (Call 03/01/21)	550	564,569
5.29%, 06/15/22 (Call 03/15/22)(c)	400	418,454
Eversource Energy 2.50%, 03/15/21 (Call 02/15/21)	125	123,604
2.80%, 05/01/23 (Call 02/01/23)	50	49,051
Series K, 2.75%, 03/15/22 (Call 02/15/22)	200	197,506
Series L, 2.90%, 10/01/24 (Call 08/01/24)	275	267,305
Exelon Corp. 2.85%, 06/15/20 (Call 05/15/20)	1,670	1,663,783
3.40%, 04/15/26 (Call 01/15/26)(a)	449	435,627
3.50%, 06/01/22 (Call 05/01/22)	870	864,406
3.95%, 06/15/25 (Call 03/15/25)	504	509,274
4.45%, 04/15/46 (Call 10/15/45)	760	739,947
5.10%, 06/15/45 (Call 12/15/44)(a)	750	795,506
5.15%, 12/01/20 (Call 09/01/20)	330	339,061
5.63%, 06/15/35	1,200	1,328,003
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)(a)	110	110,175
4.00%, 10/01/20 (Call 07/01/20)	175	176,509
4.25%, 06/15/22 (Call 03/15/22)	768	786,689
5.60%, 06/15/42 (Call 12/15/41)(a)	425	422,019
6.25%, 10/01/39	950	1,004,997
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	355	351,660
Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,031	1,056,287
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	910	939,000
Florida Power & Light Co. 3.13%, 12/01/25 (Call 06/01/25)	100	100,096
3.70%, 12/01/47 (Call 06/01/47)(a)	60	57,126
3.80%, 12/15/42 (Call 06/15/42)	425	410,089
3.99%, 03/01/49 (Call 09/01/48)	250	248,500
4.05%, 10/01/44 (Call 04/01/44)	400	402,660
4.13%, 02/01/42 (Call 08/01/41)	45	45,926
4.13%, 06/01/48 (Call 12/01/47)	854	872,186
5.25%, 02/01/41 (Call 08/01/40)	200	232,675
5.65%, 02/01/37	275	329,220
5.69%, 03/01/40	45	55,246
5.95%, 02/01/38(a)	235	292,039
5.96%, 04/01/39	165	207,060
Fortis Inc./Canada 2.10%, 10/04/21 (Call 09/04/21)	150	144,949
3.06%, 10/04/26 (Call 07/04/26)	560	523,164

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co. 4.30%, 03/15/42	$1,105	$1,039,754
4.30%, 03/15/43	100	91,605
5.40%, 06/01/40	575	587,319
Series 10-C, 4.75%, 09/01/40	25	24,631
Iberdrola International BV, 6.75%, 07/15/36	200	240,538
Indiana Michigan Power Co. 3.85%, 05/15/28 (Call 02/15/28)(a)	325	329,507
4.25%, 08/15/48 (Call 02/15/48)	466	462,156
Series K, 4.55%, 03/15/46 (Call 09/15/45)	25	25,614
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	60	57,713
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	265	261,994
3.40%, 08/15/25 (Call 05/15/25)	100	97,846
3.70%, 09/15/46 (Call 03/15/46)	335	298,744
4.10%, 09/26/28 (Call 06/26/28)	350	356,710
6.25%, 07/15/39	290	354,122
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	1,500	1,558,125
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	563	546,267
3.35%, 11/15/27 (Call 08/15/27)	325	312,825
5.30%, 07/01/43 (Call 01/01/43)	325	357,475
Kansas City Power & Light Co. 3.65%, 08/15/25 (Call 05/15/25)	100	100,394
4.20%, 06/15/47 (Call 12/15/46)	260	250,662
4.20%, 03/15/48 (Call 09/15/47)	140	136,495
5.30%, 10/01/41 (Call 04/01/41)	195	215,145
Kentucky Utilities Co. 4.38%, 10/01/45 (Call 04/01/45)	25	24,823
5.13%, 11/01/40 (Call 05/01/40)(a)	310	352,423
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	25	24,750
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	32	32,219
Louisville Gas & Electric Co. 4.38%, 10/01/45 (Call 04/01/45)	100	99,291
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	496,678
Massachusetts Electric Co., 5.90%, 11/15/39(b)	100	117,865
Metropolitan Edison Co. 4.00%, 04/15/25(b)	75	74,314
4.30%, 01/15/29 (Call 10/15/28)(b)	250	252,927
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	70	71,462
3.65%, 08/01/48 (Call 02/01/48)	550	511,232
3.70%, 09/15/23 (Call 06/15/23)	186	189,876
3.95%, 08/01/47 (Call 02/01/47)	300	293,704
4.25%, 05/01/46 (Call 11/01/45)	250	254,829
4.40%, 10/15/44 (Call 04/15/44)	500	523,398
4.80%, 09/15/43 (Call 03/15/43)	100	108,698
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	1,900	1,896,630
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	25	22,983
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	125	145,495
Narragansett Electric Co. (The), 4.17%, 12/10/42(b)	100	93,401
National Grid USA, 5.80%, 04/01/35	175	193,840
Nevada Power Co. 5.45%, 05/15/41 (Call 11/15/40)	125	139,654
Series BB, 2.75%, 04/15/20	1,250	1,250,845

Security	Par (000)	Value

Electric (continued)
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	$950	$869,009
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	185	180,704
3.55%, 05/01/27 (Call 02/01/27)(a)	1,870	1,821,984
4.50%, 06/01/21 (Call 03/01/21)	100	102,340
4.80%, 12/01/77 (Call 12/01/27)(d)(e)	100	87,500
Series H, 3.34%, 09/01/20(a)	500	502,312
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	371	360,374
3.60%, 09/15/47 (Call 03/15/47)(a)	115	107,241
4.13%, 05/15/44 (Call 11/15/43)	325	326,624
4.85%, 08/15/40 (Call 02/15/40)	500	544,035
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	270	265,686
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	250	243,550
3.20%, 05/15/27 (Call 02/15/27)	501	490,203
3.25%, 11/15/25 (Call 08/15/25)	100	98,107
5.50%, 03/15/40	200	230,979
Oglethorpe Power Corp. 4.20%, 12/01/42	625	559,695
4.55%, 06/01/44	285	265,650
5.25%, 09/01/50	226	236,375
5.38%, 11/01/40	95	102,037
Ohio Edison Co., 6.88%, 07/15/36	240	298,497
Ohio Power Co.
Series D, 6.60%, 03/01/33	85	106,597
Series M, 5.38%, 10/01/21	185	196,205
Oklahoma Gas & Electric Co. 3.80%, 08/15/28 (Call 02/15/28)	525	526,768
4.15%, 04/01/47 (Call 10/01/46)	250	242,702
Oncor Electric Delivery Co. LLC 2.95%, 04/01/25 (Call 01/01/25)	250	245,003
3.70%, 11/15/28 (Call 08/15/28)	339	343,373
3.75%, 04/01/45 (Call 10/01/44)	50	48,006
3.80%, 09/30/47 (Call 03/30/47)	50	48,106
4.10%, 06/01/22 (Call 03/01/22)	25	25,661
4.10%, 11/15/48 (Call 05/15/48)(a)	243	246,442
5.30%, 06/01/42 (Call 12/01/41)(a)	400	465,528
5.75%, 03/15/29 (Call 12/15/28)	50	58,495
7.00%, 09/01/22(a)	1,372	1,546,565
7.50%, 09/01/38	66	91,941
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	1,038	1,039,593
2.95%, 06/01/23 (Call 03/01/23)	315	313,466
3.60%, 04/01/24 (Call 01/01/24)	186	189,947
3.85%, 06/15/21 (Call 03/15/21)	339	345,185
4.10%, 02/01/42 (Call 08/01/41)	290	283,228
4.13%, 01/15/49 (Call 07/15/48)	150	148,025
4.15%, 02/15/50 (Call 08/15/49)	100	98,873
5.75%, 04/01/37	500	592,972
6.00%, 01/15/39	508	618,477
6.25%, 10/15/37	500	620,249
6.35%, 07/15/38	25	31,382
PECO Energy Co. 1.70%, 09/15/21 (Call 08/15/21)	300	289,509
3.15%, 10/15/25 (Call 07/15/25)	250	246,125
4.80%, 10/15/43 (Call 04/15/43)	500	534,211
5.95%, 10/01/36	100	118,960
Pennsylvania Electric Co., 6.15%, 10/01/38	125	142,454

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	$1,000	$958,101
5.45%, 05/21/28(b)	1,500	1,565,625
6.15%, 05/21/48(b)	600	638,934
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	190	193,320
4.15%, 03/15/43 (Call 09/15/42)	250	248,006
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	443	416,712
4.00%, 09/15/47 (Call 03/15/47)	125	112,053
4.20%, 06/15/22 (Call 03/15/22)	355	361,741
4.70%, 06/01/43 (Call 12/01/42)	50	49,636
5.00%, 03/15/44 (Call 09/15/43)	554	574,843
PPL Electric Utilities Corp. 3.00%, 09/15/21 (Call 06/15/21)(a)	620	620,591
3.95%, 06/01/47 (Call 12/01/46)	400	392,080
4.15%, 10/01/45 (Call 04/01/45)	150	150,508
4.15%, 06/15/48 (Call 12/15/47)	604	611,045
Progress Energy Inc. 3.15%, 04/01/22 (Call 01/01/22)	385	383,406
4.40%, 01/15/21 (Call 10/15/20)	70	71,520
6.00%, 12/01/39	500	592,089
7.00%, 10/30/31	675	858,048
7.75%, 03/01/31	390	518,127
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	240	237,696
3.85%, 06/01/23 (Call 05/01/23)	1,475	1,485,524
8.63%, 04/15/31(a)	435	569,111
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	743	724,599
2.90%, 05/15/25 (Call 11/15/24)	630	612,758
3.55%, 06/15/46 (Call 12/15/45)(a)	200	176,714
3.80%, 06/15/47 (Call 12/15/46)	250	237,082
4.10%, 06/15/48 (Call 12/15/47)	500	503,314
4.30%, 03/15/44 (Call 09/15/43)	25	25,668
Series 17, 6.25%, 09/01/37	500	632,398
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	350	356,641
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	50	49,451
Public Service Co. of Oklahoma, 4.40%, 02/01/21	30	30,653
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)	100	98,165
2.25%, 09/15/26 (Call 06/15/26)	541	498,938
2.38%, 05/15/23 (Call 02/15/23)(a)	65	63,401
3.00%, 05/15/25 (Call 02/15/25)	100	98,089
3.00%, 05/15/27 (Call 02/15/27)	25	24,059
3.05%, 11/15/24 (Call 08/15/24)	70	69,291
3.25%, 09/01/23 (Call 08/01/23)	1,975	1,999,761
3.60%, 12/01/47 (Call 06/01/47)	90	83,297
3.95%, 05/01/42 (Call 11/01/41)	100	98,201
4.15%, 11/01/45 (Call 05/01/45)	300	294,268
5.38%, 11/01/39	200	228,911
5.50%, 03/01/40	235	274,387
5.80%, 05/01/37	225	269,750
Series I, 4.00%, 06/01/44 (Call 12/01/43)	275	263,976
Series K, 4.05%, 05/01/45 (Call 11/01/44)	50	48,655
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	477	466,111

Security	Par (000)	Value

Electric (continued)
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)	$250	$244,615
5.63%, 07/15/22 (Call 04/15/22)	1,013	1,067,324
6.00%, 09/01/21	200	211,126
Puget Sound Energy Inc. 5.76%, 10/01/39	130	154,397
5.80%, 03/15/40	300	362,937
San Diego Gas & Electric Co. 3.00%, 08/15/21(a)	505	504,318
3.95%, 11/15/41	295	263,156
4.15%, 05/15/48 (Call 11/15/47)	550	523,976
4.50%, 08/15/40	60	59,183
6.00%, 06/01/39	50	56,795
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	100	100,099
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	152	136,616
Saudi Electricity Global Sukuk Co. 3 4.00%, 04/08/24(b)	1,000	1,003,750
5.50%, 04/08/44(b)	1,000	1,037,500
Sempra Energy 2.40%, 03/15/20 (Call 02/15/20)	154	152,881
2.85%, 11/15/20 (Call 10/15/20)	100	99,225
2.88%, 10/01/22 (Call 07/01/22)	565	548,281
2.90%, 02/01/23 (Call 01/01/23)	209	202,214
3.25%, 06/15/27 (Call 03/15/27)	750	699,934
3.40%, 02/01/28 (Call 11/01/27)	600	564,076
3.55%, 06/15/24 (Call 03/15/24)	50	48,673
3.75%, 11/15/25 (Call 08/15/25)(a)	188	183,597
3.80%, 02/01/38 (Call 08/01/37)	866	761,044
4.00%, 02/01/48 (Call 08/01/47)	250	217,827
4.05%, 12/01/23 (Call 09/01/23)	125	125,339
6.00%, 10/15/39	645	726,416
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	150	141,131
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	150	154,432
4.60%, 06/15/43 (Call 12/15/42)	365	381,182
5.10%, 06/01/65 (Call 12/01/64)	545	593,419
5.45%, 02/01/41 (Call 08/01/40)	25	28,552
6.05%, 01/15/38	225	268,038
Southern California Edison Co. 3.88%, 06/01/21 (Call 03/01/21)(a)	184	185,156
4.00%, 04/01/47 (Call 10/01/46)	1,165	1,052,044
4.65%, 10/01/43 (Call 04/01/43)(a)	1,150	1,144,794
5.50%, 03/15/40(a)	140	151,340
5.63%, 02/01/36	200	214,390
6.00%, 01/15/34	162	178,789
6.65%, 04/01/29	150	166,335
Series 04-G, 5.75%, 04/01/35	160	170,481
Series 05-E, 5.35%, 07/15/35	585	602,344
Series 06-E, 5.55%, 01/15/37	380	405,955
Series 08-A, 5.95%, 02/01/38	225	249,985
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	375	334,494
Series B, 3.65%, 03/01/28 (Call 12/01/27)	50	47,912
Series C, 3.60%, 02/01/45 (Call 08/01/44)	100	85,345
Series E, 3.70%, 08/01/25 (Call 06/01/25)	175	171,053
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)(a)	1,600	1,576,360
2.75%, 06/15/20 (Call 05/15/20)	285	284,276
2.95%, 07/01/23 (Call 05/01/23)	550	540,068
3.25%, 07/01/26 (Call 04/01/26)	2,425	2,312,122
4.25%, 07/ 01/36 (Call 01/01/36)	494	472,317

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.40%, 07/01/46 (Call 01/01/46)	$1,410	$1,353,033
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(d)(e)	175	175,983
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	800	803,007
5.15%, 09/15/41	200	198,710
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	157	155,875
Series F, 4.95%, 12/15/46 (Call 06/15/46)	150	143,845
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	325	294,263
Series L, 3.85%, 02/01/48 (Call 08/01/47)	314	281,467
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,750	1,774,130
Southwestern Public Service Co. 3.70%, 08/15/47 (Call 02/15/47)	545	502,505
6.00%, 10/01/36	340	392,842
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	450	448,991
State Grid Overseas Investment 2016 Ltd. 3.50%, 05/04/27(b)	1,700	1,650,334
3.75%, 05/02/23(b)	1,200	1,212,267
4.00%, 05/04/47(b)	500	476,802
4.25%, 05/02/28(b)	1,000	1,026,245
Tampa Electric Co. 4.10%, 06/15/42 (Call 12/15/41)	55	52,283
4.20%, 05/15/45 (Call 11/15/44)	75	70,519
4.30%, 06/15/48 (Call 12/15/47)	310	300,966
4.35%, 05/15/44 (Call 11/15/43)	75	73,044
5.40%, 05/15/21	325	339,495
Toledo Edison Co. (The), 6.15%, 05/15/37	244	288,088
TransAlta Corp. 4.50%, 11/15/22 (Call 08/15/22)	200	200,204
6.50%, 03/15/40	293	287,221
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	125	132,576
UIL Holdings Corp., 4.63%, 10/01/20	100	101,804
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	75	72,444
3.50%, 04/15/24 (Call 01/15/24)	425	431,481
3.90%, 09/15/42 (Call 03/15/42)	400	392,516
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)	980	973,936
4.45%, 02/15/44 (Call 08/15/43)	435	441,643
6.35%, 11/30/37	350	432,972
8.88%, 11/15/38	513	782,358
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	196,191
Series A, 3.15%, 01/15/26 (Call 10/15/25)	680	668,488
Series A, 3.50%, 03/15/27 (Call 12/15/26)	485	482,520
Series A, 6.00%, 05/15/37	225	269,685
Series B, 2.95%, 11/15/26 (Call 08/15/26)	500	477,891
Series B, 3.80%, 09/15/47 (Call 03/15/47)	303	281,454
Series B, 6.00%, 01/15/36	30	35,594
Series C, 4.00%, 11/15/46 (Call 05/15/46)	300	286,872
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	115,149
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	75	75,148
Westar Energy Inc. 3.10%, 04/01/27 (Call 01/01/27)	100	96,641
4.10%, 04/01/43 (Call 10/01/42)	150	147,225
4.13%, 03/01/42 (Call 09/01/41)	50	49,509
4.25%, 12/01/45 (Call 06/01/45)	345	347,915

Security	Par (000)	Value

Electric (continued)
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	$250	$249,063
4.30%, 10/15/48 (Call 04/15/48)(a)	150	154,614
5.70%, 12/01/36	350	411,296
Wisconsin Power & Light Co. 3.05%, 10/15/27 (Call 07/15/27)	170	164,088
6.38%, 08/15/37	25	31,341
Wisconsin Public Service Corp. 3.67%, 12/01/42	150	136,450
4.75%, 11/01/44 (Call 05/01/44)	75	81,261
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	515	507,755
3.30%, 06/01/25 (Call 12/01/24)	75	74,292
3.35%, 12/01/26 (Call 06/01/26)(a)	400	391,929
4.00%, 06/15/28 (Call 12/15/27)(a)	635	649,934
4.70%, 05/15/20 (Call 11/15/19)	475	481,335
6.50%, 07/01/36	225	276,567

		192,946,509

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	125	124,612
2.63%, 02/15/23 (Call 11/15/22)	300	294,643
4.25%, 11/15/20	250	255,430
6.13%, 04/15/39	75	91,800
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	390	368,573

		1,135,058

Electronics — 0.4%
Agilent Technologies Inc. 3.05%, 09/22/26 (Call 06/22/26)	100	94,093
3.20%, 10/01/22 (Call 07/01/22)	190	189,012
5.00%, 07/15/20	250	256,028
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	125	118,849
3.55%, 10/01/27 (Call 07/01/27)	100	92,507
Amphenol Corp. 3.20%, 04/01/24 (Call 02/01/24)	315	306,813
4.00%, 02/01/22 (Call 11/01/21)(a)	521	533,034
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	470	444,999
3.88%, 01/12/28 (Call 10/12/27)	400	373,833
4.00%, 04/01/25 (Call 01/01/25)	235	227,570
4.50%, 03/01/23 (Call 12/01/22)	220	221,659
Avnet Inc., 4.88%, 12/01/22	557	570,155
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	35	34,385
4.38%, 11/15/57 (Call 05/15/57)	240	209,990
4.75%, 03/15/42	106	103,996
5.35%, 11/15/48 (Call 05/15/48)	275	293,213
5.75%, 08/15/40	150	161,997
5.85%, 11/15/68 (Call 05/15/68)	25	25,834
Flex Ltd. 4.63%, 02/15/20	205	207,168
4.75%, 06/15/25 (Call 03/15/25)(a)	324	327,048
5.00%, 02/15/23	120	123,000
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	825	785,530
4.30%, 06/ 15/46 (Call 12/15/45)	75	70,956

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	$1,340	$1,310,464
2.50%, 11/01/26 (Call 08/01/26)	1,303	1,245,930
3.35%, 12/01/23	25	25,344
4.25%, 03/01/21	512	526,250
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)(a)	656	588,301
4.70%, 09/15/22	300	301,890
5.63%, 12/15/20	100	102,940
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	150	153,626
4.60%, 04/06/27 (Call 01/06/27)	486	487,989
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	130	134,460
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	50	49,786
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	285	285,598
4.90%, 06/15/28 (Call 03/15/28)	325	322,910
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)(a)	25	23,654
3.45%, 08/01/24 (Call 05/01/24)	125	123,983
3.50%, 02/03/22 (Call 11/03/21)(a)	150	150,675

		11,605,469

Engineering & Construction — 0.1%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	797	790,090
4.25%, 09/15/28 (Call 06/15/28)(a)	1,150	1,118,121
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	908	780,880
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(a)(b)	50	49,789

		2,738,880

Environmental Control — 0.2%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	50	47,732
3.20%, 03/15/25 (Call 12/15/24)	204	200,719
3.38%, 11/15/27 (Call 08/15/27)	385	377,864
3.55%, 06/01/22 (Call 03/01/22)(a)	206	208,945
3.95%, 05/15/28 (Call 02/15/28)	870	891,076
4.75%, 05/15/23 (Call 02/15/23)	100	105,237
5.25%, 11/15/21	417	439,551
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(a)	100	103,276
Waste Management Inc. 2.90%, 09/15/22 (Call 06/15/22)	200	198,521
3.13%, 03/01/25 (Call 12/01/24)	160	158,007
3.15%, 11/15/27 (Call 08/15/27)	521	505,109
3.90%, 03/01/35 (Call 09/01/34)	860	836,408
4.10%, 03/01/45 (Call 09/01/44)	457	447,608

		4,520,053

Food — 1.8%
Campbell Soup Co. 3.30%, 03/15/21	375	374,437
3.65%, 03/15/23 (Call 02/15/23)	400	397,589
3.80%, 08/02/42	375	284,430
3.95%, 03/15/25 (Call 01/15/25)	750	734,066
4.15%, 03/15/28 (Call 12/15/27)(a)	525	502,694
4.80%, 03/15/48 (Call 09/15/47)	615	538,906
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	990	971,733
3.80%, 10/22/21(a)	390	393,360

Security	Par (000)	Value

Food (continued)
4.30%, 05/01/24 (Call 04/01/24)(a)	$300	$304,224
4.60%, 11/01/25 (Call 09/01/25)	205	208,252
4.85%, 11/01/28 (Call 08/01/28)(a)	185	185,558
5.30%, 11/01/38 (Call 05/01/38)	100	95,009
5.40%, 11/01/48 (Call 05/01/48)	600	562,967
7.00%, 10/01/28	795	897,789
Danone SA 2.59%, 11/02/23 (Call 09/02/23)(a)(b)	250	240,636
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	200	188,428
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	985	997,019
General Mills Inc. 3.15%, 12/15/21 (Call 09/15/21)	561	562,389
3.20%, 04/16/21	230	230,756
3.65%, 02/15/24 (Call 11/15/23)	310	312,395
4.00%, 04/17/25 (Call 02/17/25)(a)	765	772,606
4.20%, 04/17/28 (Call 01/17/28)	560	565,311
4.55%, 04/17/38 (Call 10/17/37)(a)	950	890,414
5.40%, 06/15/40	350	355,730
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	990	922,564
3.10%, 05/15/21	650	654,326
3.38%, 05/15/23 (Call 04/15/23)	700	710,454
4.13%, 12/01/20	175	179,135
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	450	416,546
4.63%, 11/01/20(a)	275	280,703
6.63%, 04/15/37	285	342,204
JM Smucker Co. (The) 2.50%, 03/15/20	300	298,295
3.38%, 12/15/27 (Call 09/15/27)	735	696,388
3.50%, 10/15/21(a)	150	151,123
3.50%, 03/15/25	335	327,927
4.25%, 03/15/35(a)	150	136,449
4.38%, 03/15/45(a)	495	444,282
Kellogg Co. 2.65%, 12/01/23(a)	25	24,300
3.25%, 05/14/21	1,230	1,226,691
3.25%, 04/01/26(a)	375	357,132
3.40%, 11/15/27 (Call 08/15/27)	729	682,821
4.00%, 12/15/20	460	467,154
4.30%, 05/15/28 (Call 02/15/28)(a)	345	346,926
4.50%, 04/01/46(a)	300	273,328
Series B, 7.45%, 04/01/31	50	63,180
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	75	80,532
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	930	924,722
3.00%, 06/01/26 (Call 03/01/26)	610	563,288
3.38%, 06/15/21	250	249,438
3.50%, 06/06/22	1,105	1,101,027
3.50%, 07/15/22 (Call 05/15/22)	800	797,098
3.95%, 07/15/25 (Call 04/15/25)	565	559,523
4.00%, 06/15/23 (Call 05/15/23)	250	252,863
4.38%, 06/01/46 (Call 12/01/45)(a)	935	775,447
4.63%, 01/30/29 (Call 10/30/28)(a)	1,946	1,951,537
4.88%, 02/15/25 (Call 02/15/20)(b)	600	609,787
5.00%, 07/15/35 (Call 01/15/35)(a)	850	805,356
5.00%, 06/04/42	350	317,447
5.20%, 07/15/45 (Call 01/15/45)	1,065	990,839
6.50%, 02/09/40	625	655,532
6.75%, 03/15/32	192	214,442

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.88%, 01/26/39	$672	$739,545
7.13%, 08/01/39(b)	50	55,722
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	410	406,639
2.65%, 10/15/26 (Call 07/15/26)	157	141,453
2.95%, 11/01/21 (Call 10/01/21)	284	282,816
3.30%, 01/15/21 (Call 12/15/20)	400	401,892
3.40%, 04/15/22 (Call 01/15/22)	600	601,881
3.70%, 08/01/27 (Call 05/01/27)	250	240,807
3.85%, 08/01/23 (Call 05/01/23)	371	376,686
3.88%, 10/15/46 (Call 04/15/46)	290	230,421
4.45%, 02/01/47 (Call 08/01/46)(a)	770	678,814
4.65%, 01/15/48 (Call 07/15/47)(a)	110	98,578
5.00%, 04/15/42 (Call 10/15/41)	90	84,478
5.15%, 08/01/43 (Call 02/01/43)	454	434,507
5.40%, 07/15/40 (Call 01/15/40)	100	98,864
6.90%, 04/15/38	125	143,583
7.50%, 04/01/31	260	316,978
8.00%, 09/15/29	100	122,003
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)(a)	50	49,109
3.40%, 08/15/27 (Call 05/15/27)	100	95,883
4.20%, 08/15/47 (Call 02/15/47)	75	67,794
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	1,250	1,210,047
Mondelez International Inc. 3.00%, 05/07/20	500	500,131
3.63%, 05/07/23 (Call 04/07/23)	525	530,643
3.63%, 02/13/26 (Call 12/13/25)	165	162,843
4.13%, 05/07/28 (Call 02/07/28)	625	632,028
6.50%, 02/09/40	175	206,139
Nestle Holdings Inc. 3.10%, 09/24/21 (Call 08/24/21)(b)	250	251,678
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	650	660,902
3.63%, 09/24/28 (Call 06/24/28)(b)	750	763,587
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	250	248,680
4.00%, 09/24/48 (Call 03/24/48)(b)	150	148,649
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(a)(b)	400	361,980
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	435	429,396
2.60%, 10/01/20 (Call 09/01/20)	475	472,040
3.25%, 07/15/27 (Call 04/15/27)	564	541,520
3.30%, 07/15/26 (Call 04/15/26)	338	326,083
3.75%, 10/01/25 (Call 07/01/25)	473	474,113
4.45%, 03/15/48 (Call 09/15/47)(a)	250	242,842
4.85%, 10/01/45 (Call 04/01/45)	100	104,080
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	65	63,384
3.55%, 06/02/27 (Call 03/02/27)(a)	710	682,398
3.90%, 09/28/23 (Call 08/28/23)(a)	395	400,964
3.95%, 08/15/24 (Call 05/15/24)	225	226,608
4.00%, 03/01/26 (Call 01/01/26)	70	70,177
4.35%, 03/01/29 (Call 12/01/28)(a)	130	130,704
4.50%, 06/15/22 (Call 03/15/22)	542	561,211
4.55%, 06/02/47 (Call 12/02/46)(a)	1,135	1,007,859
4.88%, 08/15/34 (Call 02/15/34)	306	306,388

		48,803,031

Security	Par (000)	Value

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA 4.50%, 08/01/24 (Call 05/01/24)	$200	$203,000
4.75%, 01/11/22 (Call 10/11/21)	250	255,039
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)(a)	152	153,622
6.75%, 02/15/44 (Call 08/15/43)(a)	525	519,360
Fibria Overseas Finance Ltd. 4.00%, 01/14/25 (Call 11/14/24)	1,000	983,750
5.25%, 05/12/24	35	36,472
5.50%, 01/17/27	25	25,812
Georgia-Pacific LLC 3.16%, 11/15/21 (Call 09/15/21)(b)	75	74,569
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	150	150,989
7.75%, 11/15/29	300	398,852
8.00%, 01/15/24(a)	200	240,843
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)(a)	562	525,416
3.65%, 06/15/24 (Call 03/15/24)	1,125	1,140,783
3.80%, 01/15/26 (Call 10/15/25)(a)	145	144,601
4.35%, 08/15/48 (Call 02/15/48)	600	532,094
4.40%, 08/15/47 (Call 02/15/47)	485	433,923
4.75%, 02/15/22 (Call 11/15/21)	204	212,281
4.80%, 06/15/44 (Call 12/15/43)	787	750,169
5.00%, 09/15/35 (Call 03/15/35)	279	280,966
6.00%, 11/15/41 (Call 05/15/41)	430	461,213
7.30%, 11/15/39	375	456,004
8.70%, 06/15/38(a)	200	266,760
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(b)	1,000	1,058,625

		9,305,143

Gas — 0.6%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)(a)	550	531,680
4.13%, 03/15/49 (Call 09/15/48)	250	246,470
4.15%, 01/15/43 (Call 07/15/42)	172	169,028
4.30%, 10/01/48 (Call 04/01/48)	100	102,123
5.50%, 06/15/41 (Call 12/15/40)(a)	100	116,533
Boston Gas Co. 3.15%, 08/01/27 (Call 05/01/27)(b)	550	525,492
4.49%, 02/15/42(b)	260	259,867
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(b)	50	48,912
3.87%, 03/04/29 (Call 12/04/28)(b)	500	499,626
4.49%, 03/04/49 (Call 09/04/48)(b)	500	498,901
CenterPoint Energy Resources Corp. 3.55%, 04/01/23 (Call 03/01/23)	925	930,022
4.00%, 04/01/28 (Call 01/01/28)	570	574,066
4.10%, 09/01/47 (Call 03/01/47)	225	211,386
4.50%, 01/15/21 (Call 10/15/20)	331	337,986
5.85%, 01/15/41 (Call 07/15/40)	50	57,529
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	275	273,615
4.80%, 11/01/43 (Call 05/01/43)	200	208,620
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(b)	1,000	1,170,859
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	250	246,687
3.95%, 09/15/27 (Call 06/15/27)	50	46,512
4.75%, 09/01/28 (Call 06/01/28)	150	148,307
4.90%, 12/01/21 (Call 09/01/21)	120	122,603

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc. 3.65%, 06/15/23 (Call 05/15/23)	$320	$322,902
3.49%, 05/15/27 (Call 02/15/27)	285	276,240
4.38%, 05/15/47 (Call 11/15/46)	625	604,701
4.80%, 02/15/44 (Call 08/15/43)	1,070	1,080,691
5.25%, 02/15/43 (Call 08/15/42)	207	219,102
5.65%, 02/01/45 (Call 08/01/44)	480	534,256
5.80%, 02/01/42 (Call 08/01/41)	165	181,620
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)(a)	300	316,324
4.66%, 02/01/44 (Call 08/01/43)	100	106,252
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(b)	200	206,250
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	225	234,620
Southern California Gas Co. 3.20%, 06/15/25 (Call 03/15/25)	894	866,028
4.45%, 03/15/44 (Call 09/15/43)	350	351,014
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	85	79,199
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	25	24,642
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	25	25,337
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	245	232,379
3.50%, 09/15/21 (Call 06/15/21)	895	898,130
3.95%, 10/01/46 (Call 04/01/46)	100	89,145
4.40%, 06/01/43 (Call 12/01/42)	550	529,093
5.88%, 03/15/41 (Call 09/15/40)	75	85,441
6.00%, 10/01/34	125	142,285
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	75	74,727
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	100	92,204

		14,899,406

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	575	563,438
Stanley Black & Decker Inc. 2.90%, 11/01/22(a)	270	266,349
3.40%, 12/01/21 (Call 09/01/21)	47	47,286
3.40%, 03/01/26 (Call 01/01/26)	500	498,431
4.25%, 11/15/28 (Call 08/15/28)(a)	200	210,120
4.85%, 11/15/48 (Call 05/15/48)	200	208,658

		1,794,282

Health Care – Products — 1.5%
Abbott Laboratories 2.55%, 03/15/22	50	49,280
2.90%, 11/30/21 (Call 10/30/21)	1,355	1,353,699
3.40%, 11/30/23 (Call 09/30/23)	245	247,250
3.75%, 11/30/26 (Call 08/30/26)	606	614,533
4.75%, 11/30/36 (Call 05/30/36)	1,095	1,178,059
4.75%, 04/15/43 (Call 10/15/42)	432	453,575
4.90%, 11/30/46 (Call 05/30/46)	1,600	1,749,034
5.30%, 05/27/40	543	604,310
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)	349	324,987
3.50%, 08/15/46 (Call 02/15/46)	650	537,204
Becton Dickinson and Co. 2.40%, 06/05/20	300	296,900
2.89%, 06/06/22 (Call 05/06/22)	1,229	1,215,768
3.13%, 11/08/21	1,105	1,099,526
3.25%, 11/12/20	486	485,318
3.36%, 06/06/24 (Call 04/06/24)	800	787,534

Security	Par (000)	Value

Health Care – Products (continued)
3.70%, 06/06/27 (Call 03/06/27)	$1,218	$1,184,745
3.73%, 12/15/24 (Call 09/15/24)	238	238,192
4.67%, 06/06/47 (Call 12/06/46)(a)	665	658,640
4.69%, 12/15/44 (Call 06/15/44)	542	530,643
5.00%, 11/12/40	170	168,013
Boston Scientific Corp. 3.45%, 03/01/24 (Call 02/01/24)	405	405,568
3.75%, 03/01/26 (Call 01/01/26)	100	100,142
3.85%, 05/15/25	685	694,897
4.00%, 03/01/28 (Call 12/01/27)	325	325,648
4.00%, 03/01/29 (Call 12/01/28)	65	64,930
4.55%, 03/01/39 (Call 09/01/38)	315	312,672
4.70%, 03/01/49 (Call 09/01/48)	365	364,408
7.00%, 11/15/35	250	309,025
7.38%, 01/15/40	25	31,939
Covidien International Finance SA 3.20%, 06/15/22 (Call 03/15/22)	220	221,522
4.20%, 06/15/20(a)	500	509,293
6.55%, 10/15/37(a)	325	423,913
Danaher Corp. 2.40%, 09/15/20 (Call 08/15/20)	250	247,987
3.35%, 09/15/25 (Call 06/15/25)(a)	300	294,429
4.38%, 09/15/45 (Call 03/15/45)(a)	175	172,871
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	195	198,254
Koninklijke Philips NV, 5.00%, 03/15/42(a)	584	627,305
Life Technologies Corp. 5.00%, 01/15/21 (Call 10/15/20)	150	153,199
6.00%, 03/01/20	200	205,437
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	745	740,724
Medtronic Inc. 2.50%, 03/15/20	125	124,731
3.15%, 03/15/22	1,540	1,550,332
3.50%, 03/15/25	1,725	1,752,093
3.63%, 03/15/24 (Call 12/15/23)	795	815,778
4.38%, 03/15/35	987	1,040,228
4.63%, 03/15/44 (Call 09/15/43)	552	607,388
4.63%, 03/15/45	2,110	2,311,476
5.55%, 03/15/40	240	289,470
Stryker Corp. 2.63%, 03/15/21 (Call 02/15/21)	1,319	1,309,216
3.38%, 05/15/24 (Call 02/15/24)	100	100,416
3.38%, 11/01/25 (Call 08/01/25)	480	479,200
3.50%, 03/15/26 (Call 12/15/25)	650	645,753
3.65%, 03/07/28 (Call 12/07/27)(a)	226	225,998
4.10%, 04/01/43 (Call 10/01/42)	100	94,325
4.38%, 05/15/44 (Call 11/15/43)	325	320,572
4.63%, 03/15/46 (Call 09/15/45)	895	918,604
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	913	861,151
3.00%, 04/15/23 (Call 02/15/23)	1,160	1,143,526
3.15%, 01/15/23 (Call 10/15/22)	207	205,971
3.20%, 08/15/27 (Call 05/15/27)	600	569,672
3.30%, 02/15/22	120	120,513
3.60%, 08/15/21 (Call 05/15/21)(a)	685	692,467
4.10%, 08/15/47 (Call 02/15/47)(a)	700	663,083
4.15%, 02/01/24 (Call 11/01/23)	431	445,181
4.50%, 03/01/21	636	653,995
5.30%, 02/01/44 (Call 08/01/43)	300	329,136

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	$828	$822,385
3.38%, 11/30/21 (Call 08/30/21)	261	260,921
3.55%, 04/01/25 (Call 01/01/25)	915	889,412
3.70%, 03/19/23 (Call 02/19/23)	310	308,456
4.45%, 08/15/45 (Call 02/15/45)	75	68,008
5.75%, 11/30/39(a)	125	129,550

		40,930,380

Health Care – Services — 1.7%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	932	911,225
2.80%, 06/15/23 (Call 04/15/23)	932	907,329
3.50%, 11/15/24 (Call 08/15/24)	918	906,680
4.13%, 06/01/21 (Call 03/01/21)	730	741,844
4.13%, 11/15/42 (Call 05/15/42)	541	471,037
4.50%, 05/15/42 (Call 11/15/41)	160	147,198
4.75%, 03/15/44 (Call 09/15/43)	125	118,441
6.63%, 06/15/36	675	788,664
6.75%, 12/15/37	550	655,840
Anthem Inc. 2.50%, 11/21/20	100	99,073
2.95%, 12/01/22 (Call 11/01/22)	696	690,051
3.13%, 05/15/22	625	623,800
3.30%, 01/15/23	685	686,467
3.35%, 12/01/24 (Call 10/01/24)	150	148,837
3.50%, 08/15/24 (Call 05/15/24)	1,128	1,127,437
3.65%, 12/01/27 (Call 09/01/27)	950	934,332
3.70%, 08/15/21 (Call 05/15/21)(a)	282	285,309
4.10%, 03/01/28 (Call 12/01/27)(a)	830	842,118
4.35%, 08/15/20	350	356,366
4.38%, 12/01/47 (Call 06/01/47)	300	286,197
4.55%, 03/01/48 (Call 09/01/47)(a)	625	615,180
4.63%, 05/15/42	527	525,550
4.65%, 01/15/43	708	706,520
4.65%, 08/15/44 (Call 02/15/44)	215	214,377
4.85%, 08/15/54 (Call 02/15/54)(a)	280	273,155
5.95%, 12/15/34	250	290,676
Ascension Health, 3.95%, 11/15/46	395	386,798
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	515	507,448
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	198,599
Cigna Holding Co. 3.05%, 10/15/27 (Call 07/15/27)	770	710,551
3.25%, 04/15/25 (Call 01/15/25)	330	321,012
3.88%, 10/15/47 (Call 04/15/47)	340	288,557
4.00%, 02/15/22 (Call 11/15/21)	136	138,639
4.50%, 03/15/21 (Call 12/15/20)(a)	1,112	1,136,293
5.13%, 06/15/20	237	242,788
CommonSpirit Health, 4.35%, 11/01/42(a)	200	180,874
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	243,047
Dignity Health, 3.13%, 11/01/22	330	325,443
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)(a)	154	150,377
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	1,000	1,006,301
Hackensack Meridian Health Inc., 4.50%, 07/01/57 (Call 01/01/57)	250	251,461

Security	Par (000)	Value

Health Care – Services (continued)
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(a)	$45	$45,390
5.50%, 06/15/47 (Call 12/15/46)	1,200	1,246,656
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	180	176,771
3.15%, 12/01/22 (Call 09/01/22)	273	271,952
3.85%, 10/01/24 (Call 07/01/24)	515	516,808
3.95%, 03/15/27 (Call 12/15/26)	240	236,902
4.63%, 12/01/42 (Call 06/01/42)	185	183,546
4.95%, 10/01/44 (Call 04/01/44)	901	925,925
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)(a)	280	274,284
3.50%, 04/01/22	240	243,292
4.15%, 05/01/47 (Call 11/01/46)	700	706,522
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	710	698,507
3.60%, 09/01/27 (Call 06/01/27)(a)	150	144,812
3.75%, 08/23/22 (Call 05/23/22)	298	301,583
4.70%, 02/01/45 (Call 08/01/44)	245	229,914
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	263	261,375
Series 2015, 4.20%, 07/01/55	175	175,855
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	250	233,602
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	50	49,448
4.06%, 08/01/56	350	342,667
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	155	142,176
4.26%, 11/01/47 (Call 11/01/46)	440	421,460
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	50	47,108
Quest Diagnostics Inc. 4.25%, 04/01/24 (Call 01/01/24)	125	128,354
4.70%, 04/01/21	225	230,913
4.70%, 03/30/45 (Call 09/30/44)	261	244,582
Roche Holdings Inc. 3.25%, 09/17/23 (Call 08/17/23)(a)(b)	500	504,742
3.35%, 09/30/24 (Call 06/30/24)(b)	585	592,322
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,100	1,123,970
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	75	71,262
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	500	479,212
Toledo Hospital (The), 6.02%, 11/15/48	25	26,451
UnitedHealth Group Inc. 1.95%, 10/15/20	12	11,833
2.13%, 03/15/21	165	162,625
2.38%, 10/15/22	165	162,071
2.75%, 02/15/23 (Call 11/15/22)(a)	400	396,263
2.88%, 12/15/21	650	650,288
2.88%, 03/15/22 (Call 12/15/21)	565	564,762
2.88%, 03/15/23	1,049	1,043,784
2.95%, 10/15/27	450	431,659
3.10%, 03/15/26	875	857,900
3.15%, 06/15/21	1,000	1,007,527
3.35%, 07/15/22	776	786,152
3.38%, 04/15/27	200	199,059
3.45%, 01/15/27	230	230,152
3.50%, 06/15/23	30	30,594

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Services (continued)
3.50%, 02/15/24	$50	$50,766
3.75%, 07/15/25	1,025	1,052,230
3.75%, 10/15/47 (Call 04/15/47)	175	164,371
3.85%, 06/15/28	550	564,276
3.88%, 12/15/28(a)	175	179,814
3.95%, 10/15/42 (Call 04/15/42)	50	48,804
4.20%, 01/15/47 (Call 07/15/46)	25	25,078
4.25%, 03/15/43 (Call 09/15/42)(a)	460	468,222
4.25%, 04/15/47 (Call 10/15/46)	455	460,157
4.25%, 06/15/48 (Call 12/15/47)(a)	900	909,804
4.38%, 03/15/42 (Call 09/15/41)	285	293,942
4.45%, 12/15/48 (Call 06/15/48)(a)	25	26,075
4.63%, 07/15/35	205	222,823
4.63%, 11/15/41 (Call 05/15/41)	450	477,724
4.70%, 02/15/21 (Call 11/15/20)(a)	350	360,708
4.75%, 07/15/45	923	1,003,581
5.80%, 03/15/36	132	159,151
5.95%, 02/15/41 (Call 08/15/40)	250	308,988
6.50%, 06/15/37	100	127,381
6.63%, 11/15/37	250	323,425
6.88%, 02/15/38	475	633,970

		46,116,213

Holding Companies — Diversified — 0.1%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	100	94,789
3.63%, 01/19/22 (Call 12/19/21)	395	388,237
4.25%, 03/01/25 (Call 01/01/25)	75	71,147
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	750	774,229
Prospect Capital Corp., 5.88%, 03/15/23	1,079	1,086,362

		2,414,764

Home Builders — 0.0%
DR Horton Inc., 2.55%, 12/01/20	320	315,980
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	900	915,809

		1,231,789

Home Furnishings — 0.1%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	100	93,983
3.80%, 11/15/24 (Call 08/15/24)	175	173,116
Whirlpool Corp. 3.70%, 05/01/25	250	245,114
4.00%, 03/01/24(a)	234	236,202
4.50%, 06/01/46 (Call 12/01/45)	1,157	957,638
4.75%, 02/26/29 (Call 11/26/28)(a)	100	100,060
4.85%, 06/15/21(a)	195	200,847
5.15%, 03/01/43	30	27,094

		2,034,054

Household Products & Wares — 0.3%
Avery Dennison Corp. 3.35%, 04/15/23 (Call 01/15/23)	100	98,248
4.88%, 12/06/28 (Call 09/06/28)	575	595,023
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(a)	515	488,083
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	50	50,025
3.10%, 10/01/27 (Call 07/01/27)	500	481,318
3.80%, 11/15/21	200	203,718
3.90%, 05/15/28 (Call 02/15/28)(a)	250	255,602

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp. 2.40%, 06/01/23	$128	$124,646
2.65%, 03/01/25(a)	265	254,818
3.05%, 08/15/25	790	777,100
3.20%, 07/30/46 (Call 01/30/46)	270	234,001
3.88%, 03/01/21	40	40,690
3.90%, 05/04/47 (Call 11/04/46)	290	286,145
3.95%, 11/01/28 (Call 08/01/28)	220	229,111
5.30%, 03/01/41	230	267,516
6.63%, 08/01/37	150	197,744
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/22 (Call 04/24/22)(b)	950	923,081
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	200	193,586
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,200	1,128,973
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	1,000	1,058,266

		7,887,694

Housewares — 0.1%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	1,300	1,286,177
4.00%, 12/01/24 (Call 09/01/24)	250	235,696
4.20%, 04/01/26 (Call 01/01/26)	510	479,758
5.00%, 11/15/23 (Call 04/01/19)	25	24,661
5.38%, 04/01/36 (Call 10/01/35)(a)	140	124,150
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	642	656,098

		2,806,540

Insurance — 3.8%
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)(a)	650	618,027
3.63%, 06/15/23(a)	543	553,520
3.63%, 11/15/24	471	480,650
4.00%, 10/15/46 (Call 04/15/46)	300	285,254
4.75%, 01/15/49 (Call 07/15/48)	595	628,408
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(b)	500	517,756
Alleghany Corp. 4.95%, 06/27/22	100	104,985
5.63%, 09/15/20	100	103,174
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	275	270,110
Allstate Corp. (The) 3.15%, 06/15/23	50	50,078
4.20%, 12/15/46 (Call 06/15/46)(a)	740	736,373
4.50%, 06/15/43	504	524,304
5.55%, 05/09/35	238	272,700
6.50%, 05/15/67 (Call 05/15/37)(a)(d)(e)	500	535,000
Series B, 5.75%, 08/15/53 (Call 08/15/23)(d)(e)	250	252,500
Alterra Finance LLC, 6.25%, 09/30/20(a)	100	103,971
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	50	47,373
4.50%, 06/15/47 (Call 12/15/46)	160	144,371
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)	580	580,754
3.75%, 07/10/25 (Call 04/10/25)	995	974,224
3.88%, 01/15/35 (Call 07/15/34)	1,300	1,155,564
3.90%, 04/01/26 (Call 01/01/26)	1,275	1,250,573
4.13%, 02/15/24	1,195	1,217,145
4.20%, 04/01/28 (Call 01/01/28)	50	49,414
4.38%, 01/15/55 (Call 07/15/54)	425	359,254

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 07/16/44 (Call 01/16/44)	$1,352	$1,238,235
4.75%, 04/01/48 (Call 10/01/47)	125	118,031
4.80%, 07/10/45 (Call 01/10/45)	776	746,311
4.88%, 06/01/22	992	1,039,158
6.25%, 05/01/36(a)	300	336,370
6.40%, 12/15/20	322	339,900
8.18%, 05/15/68 (Call 05/15/38)(d)(e)	30	34,800
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(d)(e)	25	23,188
Aon Corp. 4.50%, 12/15/28 (Call 09/15/28)	500	514,463
5.00%, 09/30/20	130	133,302
6.25%, 09/30/40	170	202,980
8.21%, 01/01/27	100	117,000
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	25	24,844
3.50%, 06/14/24 (Call 03/14/24)	350	349,412
3.88%, 12/15/25 (Call 09/15/25)	607	617,320
4.60%, 06/14/44 (Call 03/14/44)	652	645,007
4.75%, 05/15/45 (Call 11/15/44)	50	50,710
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	125	131,727
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	300	318,400
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	500	505,998
Assurant Inc. 4.00%, 03/15/23	50	49,883
4.20%, 09/27/23 (Call 08/27/23)	550	553,297
6.75%, 02/15/34	350	387,699
Athene Global Funding 3.00%, 07/01/22(b)	125	123,191
4.00%, 01/25/22(b)	75	76,162
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	75	70,047
AXA Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	575	577,008
4.35%, 04/20/28 (Call 01/20/28)	789	778,207
5.00%, 04/20/48 (Call 10/20/47)(a)	750	701,064
AXA SA, 8.60%, 12/15/30(a)	225	293,571
AXIS Specialty Finance LLC, 5.88%, 06/01/20	250	257,363
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	135	130,634
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	450	452,387
4.25%, 01/15/49 (Call 07/15/48)	175	177,256
4.30%, 05/15/43(a)	180	183,882
4.40%, 05/15/42	878	910,291
5.75%, 01/15/40	100	120,884
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	100	99,089
2.75%, 03/15/23 (Call 01/15/23)	2,235	2,229,664
3.00%, 02/11/23(a)	175	175,922
3.13%, 03/15/26 (Call 12/15/25)	1,085	1,073,669
3.40%, 01/31/22	300	306,474
3.75%, 08/15/21(a)	750	767,906
4.50%, 02/11/43(a)	528	558,560
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	550	493,945
4.70%, 06/22/47 (Call 12/22/46)	1,235	977,231
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	50	50,254
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	259,584

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc. 2.88%, 11/03/22 (Call 09/03/22)	$580	$581,443
3.15%, 03/15/25	500	495,494
3.35%, 05/15/24	601	603,737
3.35%, 05/03/26 (Call 02/03/26)	825	821,338
4.35%, 11/03/45 (Call 05/03/45)	642	672,208
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)(a)	300	283,614
3.95%, 05/15/24 (Call 02/15/24)	325	324,879
4.50%, 03/01/26 (Call 12/01/25)	595	608,742
5.88%, 08/15/20	82	85,012
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(b)(d)(e)(f)	1,000	1,027,440
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	50	48,842
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	24,592
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	575,520
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)(d)(e)	500	432,640
Fidelity National Financial Inc. 4.50%, 08/15/28 (Call 05/15/28)(b)	372	367,350
5.50%, 09/01/22	555	585,864
First American Financial Corp., 4.60%, 11/15/24	260	265,030
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	100	102,262
Guardian Life Global Funding, 2.50%, 05/08/22(b)	1,200	1,170,715
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)(b)	525	527,122
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	129	123,946
4.40%, 03/15/48 (Call 09/15/47)	525	509,321
5.13%, 04/15/22(a)	1,138	1,198,435
6.63%, 03/30/40	548	665,564
Jackson National Life Global Funding 3.05%, 04/29/26(b)	200	192,347
3.30%, 06/11/21(b)	525	526,812
3.30%, 02/01/22(b)	250	251,211
3.88%, 06/11/25(a)(b)	1,505	1,532,817
Liberty Mutual Group Inc. 4.25%, 06/15/23(b)	165	167,755
4.57%, 02/01/29(b)	815	827,101
4.85%, 08/01/44(b)	705	692,393
6.50%, 05/01/42(b)	625	747,298
Lincoln National Corp. 3.35%, 03/09/25	163	159,778
3.63%, 12/12/26 (Call 09/15/26)(a)	80	78,219
3.80%, 03/01/28 (Call 12/01/27)(a)	115	113,097
4.00%, 09/01/23	25	25,630
4.20%, 03/15/22	862	882,074
4.35%, 03/01/48 (Call 09/01/47)	275	259,184
4.85%, 06/24/21	50	51,652
6.15%, 04/07/36	550	642,707
6.30%, 10/09/37	135	160,991
7.00%, 06/15/40	315	403,997
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	375	367,395
3.75%, 04/01/26 (Call 01/01/26)	150	150,470
4.13%, 05/15/43 (Call 11/15/42)	50	47,241

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(d)(e)	$325	$310,986
4.15%, 03/04/26	475	489,131
4.90%, 09/17/20(a)	255	261,709
5.38%, 03/04/46	750	835,728
Markel Corp. 3.50%, 11/01/27 (Call 08/01/27)(a)	120	112,295
4.30%, 11/01/47 (Call 05/01/47)	150	132,349
4.90%, 07/01/22	100	103,670
5.00%, 04/05/46	50	49,407
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	472	467,085
3.30%, 03/14/23 (Call 01/14/23)	678	677,633
3.50%, 03/10/25 (Call 12/10/24)	536	531,308
3.88%, 03/15/24 (Call 02/15/24)	140	143,327
4.20%, 03/01/48 (Call 09/01/47)(a)	100	95,237
4.35%, 01/30/47 (Call 07/30/46)	150	146,858
4.38%, 03/15/29 (Call 12/15/28)(a)	125	128,908
4.75%, 03/15/39 (Call 09/15/38)	330	342,215
4.80%, 07/15/21 (Call 04/15/21)	302	312,384
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(b)	500	470,297
5.38%, 12/01/41(a)(b)	600	662,538
MassMutual Global Funding II, 2.95%, 01/11/25(b)	1,000	978,720
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	110	107,380
MetLife Inc. 3.60%, 04/10/24(a)	717	733,605
3.60%, 11/13/25 (Call 08/13/25)	345	348,585
4.05%, 03/01/45	635	599,190
4.13%, 08/13/42	1,000	963,737
4.60%, 05/13/46 (Call 11/13/45)(a)	510	528,600
4.75%, 02/08/21	116	119,652
4.88%, 11/13/43	846	901,903
5.70%, 06/15/35(a)	530	617,286
5.88%, 02/06/41	435	521,304
6.38%, 06/15/34	250	309,890
6.40%, 12/15/66 (Call 12/15/31)(a)	415	439,900
Series D, 4.37%, 09/15/23	1,910	2,014,851
Series N, 3.05%, 12/15/22(a)	490	489,483
Series N, 4.72%, 12/15/44	372	389,700
Metropolitan Life Global Funding I 2.65%, 04/08/22(b)	300	295,962
3.38%, 01/11/22(b)	190	191,129
3.45%, 10/09/21(b)	425	427,588
3.45%, 12/18/26(b)	225	223,960
3.60%, 01/11/24(b)	250	254,861
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(d)(e)	125	134,125
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	350	367,770
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	500	762,547
New York Life Global Funding 1.70%, 09/14/21(b)	75	72,626
2.30%, 06/10/22(b)	900	876,142
3.00%, 01/10/28(b)	1,000	967,239
3.25%, 08/06/21(b)	500	502,000
New York Life Insurance Co. 5.88%, 05/15/33(a)(b)	25	30,217
6.75%, 11/15/39(a)(b)	175	232,120

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co. 4.00%, 09/19/47 (Call 09/19/27)(a)(b)(d)(e)	$500	$488,250
5.10%, 10/16/44 (Call 10/16/24)(a)(b)(d)(e)	700	717,500
Northwestern Mutual Life Insurance Co. (The), 3.85%, 09/30/47 (Call 03/30/47)(b)	250	230,957
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	2,000	2,065,910
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	750	876,889
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	250	260,038
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(d)(e)	750	668,622
Pricoa Global Funding I, 3.45%, 09/01/23(a)(b)	450	455,636
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	25	23,816
3.13%, 05/15/23(a)	202	199,729
3.30%, 09/15/22	102	101,714
4.30%, 11/15/46 (Call 05/15/46)	540	512,278
6.05%, 10/15/36	132	153,518
Principal Life Global Funding II 2.63%, 11/19/20(b)	15	14,906
3.00%, 04/18/26(b)	25	24,233
Progressive Corp. (The) 3.70%, 01/26/45	120	111,681
3.75%, 08/23/21	350	355,080
4.00%, 03/01/29 (Call 12/01/28)	700	728,476
4.13%, 04/15/47 (Call 10/15/46)	800	799,660
4.20%, 03/15/48 (Call 09/15/47)	150	152,230
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	850	847,707
Prudential Financial Inc. 3.50%, 05/15/24	25	25,596
3.88%, 03/27/28 (Call 12/27/27)(a)	50	51,135
3.91%, 12/07/47 (Call 06/07/47)	820	756,596
3.94%, 12/07/49 (Call 06/07/49)	796	741,805
4.35%, 02/25/50 (Call 08/25/49)	250	247,209
4.50%, 11/16/21	450	466,484
4.50%, 09/15/47 (Call 09/15/27)(d)(e)	100	92,562
4.60%, 05/15/44(a)	580	602,187
5.20%, 03/15/44 (Call 03/15/24)(a)(d)(e)	870	861,300
5.38%, 05/15/45 (Call 05/15/25)(d)(e)	746	747,529
5.63%, 06/15/43 (Call 06/15/23)(d)(e)	507	526,012
5.70%, 12/14/36	275	317,361
5.88%, 09/15/42 (Call 09/15/22)(a)(d)(e)	450	474,862
6.63%, 06/21/40	35	44,175
Series D, 6.63%, 12/01/37(a)	361	450,244
Reinsurance Group of America Inc., 5.00%, 06/01/21	450	465,501
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	800	800,021
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	230	220,908
Securian Financial Group Inc., 4.80%, 04/15/48(b)	175	171,362
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(b)	525	514,591
4.38%, 09/15/54 (Call 09/15/24)(b)(d)(e)	75	76,221
4.90%, 09/15/44(a)(b)	100	106,691
6.85%, 12/16/39(b)	550	724,740
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)(a)	245	251,832
Transatlantic Holdings Inc., 8.00%, 11/30/39	600	797,649

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	$873	$821,329
3.90%, 11/01/20	454	462,059
4.00%, 05/30/47 (Call 11/30/46)	585	569,722
4.05%, 03/07/48 (Call 09/07/47)	25	24,600
4.30%, 08/25/45 (Call 02/25/45)	410	418,417
4.60%, 08/01/43	210	223,424
5.35%, 11/01/40	150	174,989
6.25%, 06/15/37(a)	971	1,225,678
Travelers Property Casualty Corp., 6.38%, 03/15/33	150	189,507
Unum Group, 4.00%, 03/15/24(a)	325	325,432
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	200	193,634
3.65%, 06/15/26	55	53,007
4.80%, 06/15/46	375	371,514
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	250	291,088
Western &Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	104,047
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	360	356,633
4.50%, 09/15/28 (Call 06/15/28)	25	25,232
5.05%, 09/15/48 (Call 03/15/48)	310	306,202
WR Berkley Corp. 4.63%, 03/15/22(a)	755	774,084
4.75%, 08/01/44	130	128,673
5.38%, 09/15/20	120	123,185
XLIT Ltd. 4.45%, 03/31/25	140	143,641
5.50%, 03/31/45	555	590,189
6.25%, 05/15/27	255	293,181

		102,707,048

Internet — 1.1%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)	200	195,378
3.40%, 12/06/27 (Call 09/06/27)	1,800	1,724,686
3.60%, 11/28/24 (Call 08/28/24)	1,725	1,742,382
4.00%, 12/06/37 (Call 06/06/37)	550	517,056
4.20%, 12/06/47 (Call 06/06/47)	575	542,533
4.40%, 12/06/57 (Call 06/06/57)	255	243,317
4.50%, 11/28/34 (Call 05/28/34)	900	914,341
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	858	794,892
3.38%, 02/25/24	1,136	1,166,874
3.63%, 05/19/21(a)	765	782,944
Amazon.com Inc. 1.90%, 08/21/20	740	731,527
2.40%, 02/22/23 (Call 01/22/23)	1,245	1,224,017
2.50%, 11/29/22 (Call 08/29/22)	633	626,478
2.80%, 08/22/24 (Call 06/22/24)	1,145	1,133,377
3.15%, 08/22/27 (Call 05/22/27)	2,027	1,999,160
3.30%, 12/05/21 (Call 10/05/21)	290	294,626
3.80%, 12/05/24 (Call 09/05/24)	725	755,898
3.88%, 08/22/37 (Call 02/22/37)	1,525	1,519,921
4.05%, 08/22/47 (Call 02/22/47)	1,250	1,252,159
4.25%, 08/22/57 (Call 02/22/57)	335	339,515
4.80%, 12/05/34 (Call 06/05/34)	807	899,821
4.95%, 12/05/44 (Call 06/05/44)	540	613,519
5.20%, 12/03/25 (Call 09/03/25)	620	694,399

Security	Par (000)	Value

Internet (continued)
Baidu Inc. 2.88%, 07/06/22	$465	$455,075
3.50%, 11/28/22	500	497,993
3.63%, 07/06/27(a)	930	884,736
3.88%, 09/29/23 (Call 08/29/23)	200	201,221
4.38%, 03/29/28 (Call 12/29/27)	500	500,567
4.88%, 11/14/28 (Call 08/14/28)	600	626,071
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)(a)	25	24,084
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	585	572,617
2.75%, 01/30/23 (Call 12/30/22)(a)	760	741,165
3.45%, 08/01/24 (Call 05/01/24)	420	416,088
3.60%, 06/05/27 (Call 03/05/27)	210	200,620
3.80%, 03/09/22 (Call 02/09/22)	160	162,065
4.00%, 07/15/42 (Call 01/15/42)	710	568,758
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	770	728,343
4.50%, 08/15/24 (Call 05/15/24)	225	229,585
5.95%, 08/15/20(a)	257	266,517
Tencent Holdings Ltd. 2.99%, 01/19/23 (Call 12/19/22)(b)	700	686,974
3.60%, 01/19/28 (Call 10/19/27)(b)	1,100	1,066,167

		29,537,466

Iron & Steel — 0.3%
ArcelorMittal 5.50%, 03/01/21	600	623,448
6.13%, 06/01/25(a)	500	546,485
7.00%, 10/15/39	250	274,291
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	125	132,187
Nucor Corp. 3.95%, 05/01/28 (Call 02/01/28)(a)	150	151,553
4.00%, 08/01/23 (Call 05/01/23)	50	51,512
4.40%, 05/01/48 (Call 11/01/47)(a)	530	520,340
5.20%, 08/01/43 (Call 02/01/43)	50	54,292
6.40%, 12/01/37	325	395,108
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	50	50,774
Vale Overseas Ltd. 4.38%, 01/11/22	664	666,324
5.88%, 06/10/21(a)	700	724,500
6.25%, 08/10/26	1,400	1,478,400
6.88%, 11/21/36	646	701,199
6.88%, 11/10/39	725	794,781
8.25%, 01/17/34(a)	175	212,625

		7,377,819

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	420	425,976
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)(a)	50	47,827
4.63%, 07/28/45 (Call 01/28/45)	310	282,263
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)	180	168,396
7.50%, 10/15/27	25	29,497

		953,959

Lodging — 0.1%
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	95	94,232
4.38%, 09/15/28 (Call 06/15/28)	155	153,670

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	$850	$829,766
2.88%, 03/01/21 (Call 02/01/21)	155	153,813
3.25%, 09/15/22 (Call 06/15/22)	202	200,415
3.75%, 03/15/25 (Call 12/15/24)	485	481,148
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	99,519
Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	132,007
Marriott International Inc/MD, Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	50	51,433
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	400	404,757
5.13%, 08/08/25 (Call 06/08/25)	200	205,693
5.40%, 08/08/28 (Call 05/08/28)	700	694,750

		3,501,203

Machinery — 1.0%
ABB Finance USA Inc. 2.88%, 05/08/22	356	354,936
3.38%, 04/03/23 (Call 03/03/23)	300	301,851
3.80%, 04/03/28 (Call 01/03/28)	225	229,017
4.38%, 05/08/42	100	103,166
Caterpillar Financial Services Corp. 1.70%, 08/09/21(a)	581	564,633
1.93%, 10/01/21	170	165,525
2.00%, 03/05/20	30	29,790
2.40%, 06/06/22(a)	560	551,574
2.40%, 08/09/26(a)	375	349,780
2.55%, 11/29/22	140	137,761
2.75%, 08/20/21	80	79,738
2.85%, 06/01/22(a)	25	24,912
2.90%, 03/15/21	250	249,976
2.95%, 05/15/20	250	250,323
3.15%, 09/07/21	160	160,998
3.25%, 12/01/24(a)	325	325,313
3.30%, 06/09/24	400	403,894
3.45%, 05/15/23	500	506,934
3.65%, 12/07/23(a)	404	414,975
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	25	24,634
3.40%, 05/15/24 (Call 02/15/24)	1,155	1,178,305
3.80%, 08/15/42(a)	545	523,325
3.90%, 05/27/21	299	306,010
4.30%, 05/15/44 (Call 11/15/43)	75	76,615
4.75%, 05/15/64 (Call 11/15/63)(a)	270	283,504
5.20%, 05/27/41	425	484,109
5.30%, 09/15/35	340	378,572
CNH Industrial Capital LLC 4.20%, 01/15/24	750	749,531
4.38%, 11/06/20(a)	100	100,930
4.88%, 04/01/21	2,525	2,579,035
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)(a)	175	162,281
4.50%, 08/15/23	192	195,725
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	200	206,128
4.88%, 10/01/43 (Call 04/01/43)	100	110,510
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	911	906,773
3.90%, 06/09/42 (Call 12/09/41)(a)	140	139,485
5.38%, 10/16/29(a)	371	430,898

Security	Par (000)	Value

Machinery (continued)
Dover Corp. 5.38%, 10/15/35	$85	$90,543
5.38%, 03/01/41 (Call 12/01/40)	157	168,282
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	950	932,270
John Deere Capital Corp. 2.05%, 03/10/20	400	397,000
2.15%, 09/08/22(a)	581	568,768
2.20%, 03/13/20	150	149,077
2.38%, 07/14/20	190	188,894
2.55%, 01/08/21	300	298,588
2.65%, 06/24/24	402	391,912
2.65%, 06/10/26	300	287,781
2.70%, 01/06/23	10	9,925
2.75%, 03/15/22	650	648,713
2.80%, 03/04/21(a)	20	20,002
2.80%, 01/27/23(a)	297	294,506
2.80%, 03/06/23	640	638,185
2.80%, 09/08/27	295	281,941
3.13%, 09/10/21	60	60,312
3.15%, 10/15/21	170	170,647
3.35%, 06/12/24	345	350,362
3.40%, 09/11/25(a)	50	50,644
3.45%, 06/07/23	50	50,963
3.45%, 03/13/25	255	259,965
3.65%, 10/12/23(a)	975	1,005,627
Series 0014, 2.45%, 09/11/20(a)	250	248,641
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	100	98,832
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	300	299,205
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	80	77,346
3.50%, 03/01/29 (Call 12/01/28)	90	90,183
4.20%, 03/01/49 (Call 09/01/48)	150	150,651
Roper Technologies Inc. 2.80%, 12/15/21 (Call 11/15/21)	50	49,312
3.00%, 12/15/20 (Call 11/15/20)	125	124,614
3.13%, 11/15/22 (Call 08/15/22)	198	195,574
3.80%, 12/15/26 (Call 09/15/26)	230	227,088
4.20%, 09/15/28 (Call 06/15/28)	250	251,530
Wabtec Corp. 3.45%, 11/15/26 (Call 08/15/26)	425	380,464
4.15%, 03/15/24 (Call 02/15/24)	1,105	1,103,865
4.38%, 08/15/23 (Call 05/15/23)(a)	770	768,603
4.70%, 09/15/28 (Call 06/15/28)	150	148,037
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	120	115,085

		25,685,403

Manufacturing — 1.1%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	200	193,923
2.00%, 08/07/20	150	148,590
2.00%, 06/26/22	850	829,644
2.25%, 03/15/23 (Call 02/15/23)	250	244,179
2.25%, 09/19/26 (Call 06/19/26)	650	605,097
2.75%, 03/01/22 (Call 02/01/22)	165	165,192
2.88%, 10/15/27 (Call 07/15/27)	900	870,393
3.13%, 09/19/46 (Call 03/19/46)	225	193,604
3.63%, 09/14/28 (Call 06/14/28)	100	102,609
3.63%, 10/15/47 (Call 04/15/47)	270	252,316
4.00%, 09/14/48 (Call 03/14/48)	25	25,120
5.70%, 03/15/37	890	1,071,442

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc. 3.50%, 12/01/24 (Call 10/01/24)	$317	$309,925
3.75%, 11/15/22 (Call 08/15/22)	902	898,202
3.75%, 12/01/27 (Call 09/01/27)(a)	575	545,575
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	100	90,493
Eaton Corp. 2.75%, 11/02/22	642	633,859
3.10%, 09/15/27 (Call 06/15/27)(a)	65	62,454
3.92%, 09/15/47 (Call 03/15/47)	150	136,645
4.00%, 11/02/32	308	307,015
4.15%, 11/02/42	558	540,289
General Electric Co. 2.70%, 10/09/22	1,620	1,568,430
3.10%, 01/09/23	1,401	1,370,833
3.15%, 09/07/22	306	301,158
3.38%, 03/11/24	220	215,690
3.45%, 05/15/24 (Call 02/13/24)	629	617,681
4.13%, 10/09/42	546	461,509
4.38%, 09/16/20	500	507,018
4.50%, 03/11/44	1,112	992,306
4.63%, 01/07/21(a)	260	266,105
4.65%, 10/17/21	890	916,866
5.30%, 02/11/21	900	925,780
5.88%, 01/14/38	538	564,873
6.15%, 08/07/37	321	344,563
6.88%, 01/10/39	1,304	1,509,606
Series A, 6.75%, 03/15/32	1,369	1,567,736
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	765	731,771
3.38%, 09/15/21 (Call 06/15/21)(a)	100	101,150
3.50%, 03/01/24 (Call 12/01/23)(a)	100	101,934
3.90%, 09/01/42 (Call 03/01/42)(a)	925	928,810
4.88%, 09/15/41 (Call 03/15/41)	200	224,693
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	575	571,030
3.75%, 08/21/28 (Call 05/21/28)(a)	275	275,243
5.75%, 06/15/43	100	114,777
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/20 (Call 04/01/20)	250	247,958
3.55%, 11/01/24 (Call 08/01/24)	44	44,071
4.65%, 11/01/44 (Call 05/01/44)	315	315,427
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)(a)	485	469,609
3.30%, 11/21/24 (Call 08/21/24)	350	347,944
4.10%, 03/01/47 (Call 09/01/46)	375	366,456
4.20%, 11/21/34 (Call 05/21/34)	364	368,773
Series A, 6.25%, 05/15/38	100	123,428
Siemens Financieringsmaatschappij NV 1.70%, 09/15/21(a)(b)	250	242,028
2.70%, 03/16/22(b)	25	24,739
2.90%, 05/27/22(a)(b)	3,025	3,001,030
3.25%, 05/27/25(a)(b)	500	497,541
3.40%, 03/16/27(b)	250	247,109
4.40%, 05/27/45(b)	250	260,719
6.13%, 08/17/26(b)	50	57,681
Textron Inc. 3.65%, 03/15/27 (Call 12/15/26)	50	47,844
3.88%, 03/01/25 (Call 12/01/24)	205	202,107

		30,270,592

Security	Par (000)	Value

Media — 3.2%
21st Century Fox America Inc. 3.00%, 09/15/22	$1,410	$1,407,466
3.38%, 11/15/26 (Call 08/15/26)	450	447,037
3.70%, 09/15/24 (Call 06/15/24)	320	326,453
3.70%, 10/15/25 (Call 07/15/25)	30	30,328
4.50%, 02/15/21	565	579,970
4.75%, 11/15/46 (Call 05/15/46)	350	379,198
6.15%, 03/01/37	1,025	1,265,379
6.15%, 02/15/41	837	1,054,083
6.20%, 12/15/34	50	61,892
6.40%, 12/15/35	35	44,372
6.65%, 11/15/37	363	474,001
6.90%, 08/15/39	150	200,947
7.75%, 12/01/45	175	257,861
7.85%, 03/01/39	150	216,218
8.15%, 10/17/36	100	144,546
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	324	309,793
2.90%, 01/15/27 (Call 10/15/26)	200	182,451
3.38%, 03/01/22 (Call 12/01/21)	882	879,272
3.50%, 01/15/25 (Call 10/15/24)(a)	441	430,263
3.70%, 08/15/24 (Call 05/15/24)	250	248,506
4.00%, 01/15/26 (Call 10/15/25)	866	857,151
4.60%, 01/15/45 (Call 07/15/44)(a)	130	119,978
4.85%, 07/01/42 (Call 01/01/42)	349	332,479
4.90%, 08/15/44 (Call 02/15/44)	367	347,893
5.50%, 05/15/33	175	185,219
5.90%, 10/15/40 (Call 04/15/40)	25	26,547
7.88%, 07/30/30(a)	595	766,411
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	410	411,877
3.75%, 02/15/28 (Call 11/15/27)(a)	600	561,173
4.20%, 03/15/28 (Call 12/15/27)	25	24,160
4.46%, 07/23/22 (Call 05/23/22)	781	801,026
4.91%, 07/23/25 (Call 04/23/25)	2,670	2,767,389
5.38%, 04/01/38 (Call 10/01/37)	125	120,506
5.38%, 05/01/47 (Call 11/01/46)	250	237,152
5.75%, 04/01/48 (Call 10/01/47)	550	549,882
6.38%, 10/23/35 (Call 04/23/35)	1,949	2,086,601
6.48%, 10/23/45 (Call 04/23/45)	1,615	1,736,884
6.83%, 10/23/55 (Call 04/23/55)	835	900,243
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	200	243,952
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	1,146	1,049,957
2.75%, 03/01/23 (Call 02/01/23)	500	491,704
2.85%, 01/15/23	525	521,599
3.00%, 02/01/24 (Call 01/01/24)	694	686,451
3.13%, 07/15/22	425	427,769
3.15%, 03/01/26 (Call 12/01/25)(a)	800	785,165
3.15%, 02/15/28 (Call 11/15/27)	700	673,805
3.20%, 07/15/36 (Call 01/15/36)	359	314,064
3.30%, 02/01/27 (Call 11/01/26)	25	24,415
3.38%, 02/15/25 (Call 11/15/24)	540	540,168
3.38%, 08/15/25 (Call 05/15/25)	340	339,415
3.40%, 07/15/46 (Call 01/15/46)	408	343,416
3.55%, 05/01/28 (Call 02/01/28)	450	445,377
3.60%, 03/01/24	320	324,834
3.70%, 04/15/24 (Call 03/15/24)	575	588,210

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 03/01/38 (Call 09/01/37)	$525	$493,485
3.97%, 11/01/47 (Call 05/01/47)	906	839,333
4.00%, 08/15/47 (Call 02/15/47)	1,300	1,206,116
4.00%, 03/01/48 (Call 09/01/47)	800	747,862
4.00%, 11/01/49 (Call 05/01/49)	625	581,149
4.05%, 11/01/52 (Call 05/01/52)	915	846,280
4.15%, 10/15/28 (Call 07/15/28)	1,975	2,039,787
4.20%, 08/15/34 (Call 02/15/34)	961	967,226
4.25%, 10/15/30 (Call 07/15/30)	25	25,880
4.25%, 01/15/33(a)	580	593,326
4.40%, 08/15/35 (Call 02/15/35)	335	335,828
4.60%, 10/15/38 (Call 04/15/38)	825	851,372
4.60%, 08/15/45 (Call 02/15/45)	836	843,943
4.65%, 07/15/42	1,069	1,085,430
4.70%, 10/15/48 (Call 04/15/48)	1,320	1,373,344
4.75%, 03/01/44	405	420,383
4.95%, 10/15/58 (Call 04/15/58)	600	631,749
5.15%, 03/01/20	650	664,403
5.65%, 06/15/35	350	396,927
6.40%, 05/15/38	300	367,445
6.45%, 03/15/37	675	831,068
6.50%, 11/15/35	125	153,123
6.55%, 07/01/39	50	62,414
6.95%, 08/15/37	500	639,157
7.05%, 03/15/33	300	389,739
Cox Communications Inc. 3.50%, 08/15/27 (Call 05/15/27)(a)(b)	1,275	1,213,080
4.60%, 08/15/47 (Call 02/15/47)(b)	576	523,036
4.70%, 12/15/42(b)	1,000	871,258
8.38%, 03/01/39(a)(b)	250	315,852
Discovery Communications LLC 3.25%, 04/01/23(a)	535	522,325
3.30%, 05/15/22	200	198,380
3.50%, 06/15/22 (Call 04/15/22)(b)	391	386,925
3.95%, 03/20/28 (Call 12/20/27)(a)	1,080	1,028,707
4.38%, 06/15/21(a)	450	459,577
4.88%, 04/01/43	360	324,487
4.90%, 03/11/26 (Call 12/11/25)	520	536,245
5.00%, 09/20/37 (Call 03/20/37)	100	94,539
5.05%, 06/01/20(a)	100	101,890
5.20%, 09/20/47 (Call 03/20/47)	1,200	1,129,322
6.35%, 06/01/40	708	755,987
Fox Corp. 4.03%, 01/25/24 (Call 12/25/23)(b)	165	168,411
5.48%, 01/25/39 (Call 07/25/38)(b)	125	131,506
5.58%, 01/25/49 (Call 07/25/48)(b)	110	115,976
Grupo Televisa SAB 4.63%, 01/30/26 (Call 10/30/25)	200	199,699
6.13%, 01/31/46 (Call 07/31/45)(a)	400	428,896
6.63%, 03/18/25	315	349,245
6.63%, 01/15/40	125	139,200
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(b)	225	226,125
NBCUniversal Media LLC 2.88%, 01/15/23(a)	267	264,982
4.38%, 04/01/21	537	552,034
4.45%, 01/15/43	305	302,308
5.15%, 04/30/20	633	649,373
5.95%, 04/01/41	335	394,155
TCI Communications Inc., 7.13%, 02/15/28	350	433,877

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp. 5.65%, 11/23/43 (Call 05/23/43)	$370	$394,473
5.85%, 04/15/40(a)	100	108,082
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	2,025	2,042,980
4.13%, 02/15/21 (Call 11/15/20)(a)	150	151,467
4.50%, 09/15/42 (Call 03/15/42)	339	284,725
5.50%, 09/01/41 (Call 03/01/41)	789	746,422
5.88%, 11/15/40 (Call 05/15/40)	240	236,922
6.55%, 05/01/37	585	620,282
6.75%, 06/15/39	558	598,904
7.30%, 07/01/38	905	1,012,776
Time Warner Entertainment Co. LP 8.38%, 03/15/23	475	547,833
8.38%, 07/15/33	525	664,976
Viacom Inc. 3.88%, 12/15/21(a)	350	352,264
3.88%, 04/01/24 (Call 01/01/24)	80	80,020
4.25%, 09/01/23 (Call 06/01/23)(a)	525	537,644
4.38%, 03/15/43(a)	1,360	1,167,435
4.50%, 03/01/21	200	204,470
5.85%, 09/01/43 (Call 03/01/43)	800	834,500
6.88%, 04/30/36	395	446,250
Walt Disney Co. (The) 1.85%, 07/30/26	690	628,503
2.15%, 09/17/20	420	416,331
2.35%, 12/01/22	250	245,831
2.45%, 03/04/22	525	519,134
2.55%, 02/15/22	380	378,815
2.75%, 08/16/21	300	300,464
2.95%, 06/15/27(a)	475	463,983
3.00%, 02/13/26	400	396,453
3.00%, 07/30/46	80	67,133
3.15%, 09/17/25(a)	335	336,725
3.70%, 12/01/42	100	94,829
4.13%, 06/01/44(a)	675	684,203
4.38%, 08/16/41	215	222,962
7.00%, 03/01/32	175	236,233
Series E, 4.13%, 12/01/41	175	176,394
Warner Media LLC 2.95%, 07/15/26 (Call 04/15/26)	565	522,929
3.40%, 06/15/22(a)	550	551,690
3.55%, 06/01/24 (Call 03/01/24)	575	572,764
3.60%, 07/15/25 (Call 04/15/25)	1,495	1,473,133
3.80%, 02/15/27 (Call 11/15/26)	1,275	1,240,534
3.88%, 01/15/26 (Call 10/15/25)(a)	665	652,986
4.65%, 06/01/44 (Call 12/01/43)	451	411,569
4.70%, 01/15/21	1,050	1,080,998
4.75%, 03/29/21	400	414,050
4.85%, 07/15/45 (Call 01/15/45)	525	495,139
4.90%, 06/15/42	490	465,151
5.35%, 12/15/43(a)	325	323,627
5.38%, 10/15/41	25	25,270
6.10%, 07/15/40	300	327,597
6.25%, 03/29/41	58	63,988
7.63%, 04/15/31	75	96,609
7.70%, 05/01/32	75	98,049

		84,793,575

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)(a)	$250	$247,917
2.50%, 01/15/23 (Call 10/15/22)(a)	300	295,198
3.25%, 06/15/25 (Call 03/15/25)	420	425,810
3.90%, 01/15/43 (Call 07/15/42)(a)	130	124,334
4.38%, 06/15/45 (Call 12/15/44)	20	20,748
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	695	673,010

		1,787,017

Mining — 1.0%
Anglo American Capital PLC 4.50%, 03/15/28(b)	1,225	1,193,358
4.88%, 05/14/25(b)	400	409,697
Barrick Gold Corp. 3.85%, 04/01/22	160	161,835
5.25%, 04/01/42	300	313,545
6.45%, 10/15/35	255	292,968
Barrick North America Finance LLC 5.70%, 05/30/41	1,000	1,095,210
5.75%, 05/01/43	385	426,525
7.50%, 09/15/38(a)	245	305,023
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	218	244,810
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	515	513,589
4.13%, 02/24/42	1,075	1,087,674
5.00%, 09/30/43(a)	804	918,168
6.25%, 10/19/75 (Call 10/19/20)(b)(d)(e)	565	588,052
6.75%, 10/19/75 (Call 10/20/25)(b)(d)(e)	700	767,865
Corp. Nacional del Cobre de Chile 3.63%, 08/01/27 (Call 05/01/27)(a)(b)	1,200	1,180,794
4.50%, 08/01/47 (Call 02/01/47)(a)(b)	1,200	1,200,522
Glencore Canada Corp., 6.20%, 06/15/35	500	504,350
Glencore Finance Canada Ltd. 4.25%, 10/25/22(b)	280	284,628
4.95%, 11/15/21(b)	1,000	1,032,690
5.55%, 10/25/42(b)	600	578,700
6.00%, 11/15/41(b)	575	575,648
Glencore Funding LLC 3.00%, 10/27/22 (Call 09/27/22)(a)(b)	500	485,815
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	575	547,463
4.13%, 05/30/23(b)	250	250,845
4.63%, 04/29/24(b)	350	356,091
Goldcorp Inc. 3.70%, 03/15/23 (Call 12/15/22)	939	945,169
5.45%, 06/09/44 (Call 12/09/43)	385	401,502
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/23(b)	850	897,388
6.53%, 11/15/28(b)	200	219,000
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	200	187,250
5.13%, 09/01/21 (Call 06/01/21)	250	256,000
5.95%, 03/15/24 (Call 12/15/23)	300	315,000
Newmont Mining Corp. 3.50%, 03/15/22 (Call 12/15/21)	190	190,954
4.88%, 03/15/42 (Call 09/15/41)	275	274,413
5.88%, 04/01/35	200	222,200
6.25%, 10/01/39	971	1,114,861
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	30,602

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	$1,031	$1,061,319
5.20%, 11/02/40	1,111	1,275,357
7.13%, 07/15/28	25	31,763
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)(a)	741	744,967
4.75%, 03/22/42 (Call 09/22/41)	49	53,527
Southern Copper Corp. 3.50%, 11/08/22	65	64,675
3.88%, 04/23/25	375	373,078
5.25%, 11/08/42	575	571,550
5.88%, 04/23/45	350	375,855
6.75%, 04/16/40(a)	175	202,781
7.50%, 07/27/35	600	735,900
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	100	94,289

		25,955,265

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	500	505,974

Oil & Gas — 6.7%
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	829	749,910
4.85%, 03/15/21 (Call 02/15/21)	371	381,189
5.55%, 03/15/26 (Call 12/15/25)	757	809,766
6.20%, 03/15/40	496	544,476
6.45%, 09/15/36	1,116	1,255,851
6.60%, 03/15/46 (Call 09/15/45)(a)	503	596,846
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)(a)	744	715,565
3.25%, 04/15/22 (Call 01/15/22)	884	876,105
3.63%, 02/01/21 (Call 11/01/20)	16	16,102
4.25%, 01/15/44 (Call 07/15/43)	695	594,734
4.38%, 10/15/28 (Call 07/15/28)	175	172,036
4.75%, 04/15/43 (Call 10/15/42)	1,318	1,198,217
5.10%, 09/01/40 (Call 03/01/40)	420	400,780
6.00%, 01/15/37	146	151,348
BG Energy Capital PLC, 4.00%, 10/15/21(b)	1,250	1,272,437
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	670	655,960
2.52%, 09/19/22 (Call 08/19/22)	350	344,112
2.75%, 05/10/23	553	544,095
3.02%, 01/16/27 (Call 10/16/26)	833	801,506
3.12%, 05/04/26 (Call 02/04/26)	303	295,678
3.22%, 11/28/23 (Call 09/28/23)	1,023	1,024,987
3.22%, 04/14/24 (Call 02/14/24)	525	527,053
3.25%, 05/06/22	50	50,377
3.41%, 02/11/26 (Call 12/11/25)(a)	250	249,737
3.59%, 04/14/27 (Call 01/14/27)	797	799,326
3.79%, 02/06/24 (Call 01/06/24)	50	51,324
3.80%, 09/21/25 (Call 07/21/25)	350	358,290
3.94%, 09/21/28 (Call 06/21/28)(a)	150	154,528
4.23%, 11/06/28 (Call 08/06/28)	225	236,688
4.50%, 10/01/20	345	353,593
4.74%, 03/11/21	250	258,885
BP Capital Markets PLC 2.50%, 11/06/22	388	380,834
3.06%, 03/17/22	530	531,143
3.28%, 09/19/27 (Call 06/19/27)	100	98,173
3.51%, 03/17/25	950	957,873
3.54%, 11/04/24	300	304,568

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.56%, 11/01/21	$555	$562,748
3.72%, 11/28/28 (Call 08/28/28)	664	675,919
3.81%, 02/10/24	530	544,413
3.99%, 09/26/23	550	568,477
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	145	141,719
3.45%, 11/15/21 (Call 08/15/21)	440	439,684
3.85%, 06/01/27 (Call 03/01/27)(a)	1,298	1,270,583
3.90%, 02/01/25 (Call 11/01/24)	1,029	1,032,529
4.95%, 06/01/47 (Call 12/01/46)	308	320,655
6.25%, 03/15/38(a)	501	574,689
6.45%, 06/30/33	395	458,270
6.50%, 02/15/37	175	201,612
6.75%, 02/01/39	210	251,412
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	399	385,707
4.25%, 04/15/27 (Call 01/15/27)	1,005	957,566
4.45%, 09/15/42 (Call 03/15/42)	25	20,856
5.20%, 09/15/43 (Call 03/15/43)	150	137,198
5.25%, 06/15/37 (Call 12/15/36)	1,040	968,156
5.40%, 06/15/47 (Call 12/15/46)(a)	614	576,326
6.75%, 11/15/39	426	449,851
Chevron Corp. 1.96%, 03/03/20 (Call 02/03/20)	350	347,689
2.10%, 05/16/21 (Call 04/15/21)	670	660,657
2.36%, 12/05/22 (Call 09/05/22)	465	457,539
2.41%, 03/03/22 (Call 01/03/22)	925	917,262
2.42%, 11/17/20 (Call 10/17/20)	775	771,634
2.50%, 03/03/22 (Call 02/03/22)(a)	315	312,490
2.57%, 05/16/23 (Call 03/16/23)	6	5,920
2.90%, 03/03/24 (Call 01/03/24)	639	636,307
2.95%, 05/16/26 (Call 02/16/26)	822	808,472
3.19%, 06/24/23 (Call 03/24/23)	335	338,387
3.33%, 11/17/25 (Call 08/17/25)	45	45,534
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	530	510,744
4.38%, 06/01/24 (Call 03/01/24)	995	1,011,948
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	500	576,569
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	1,750	1,767,750
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	620	606,580
CNOOC Finance 2015 USA LLC 4.38%, 05/02/28(a)	2,000	2,065,350
3.50%, 05/05/25	900	892,336
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	400	412,014
4.88%, 04/30/44	210	227,337
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,000	994,013
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	1,013	982,720
4.30%, 08/15/28 (Call 05/15/28)	25	25,168
4.85%, 08/15/48 (Call 02/15/48)	25	25,036
4.88%, 10/01/47 (Call 04/01/47)	787	790,244
Conoco Funding Co., 7.25%, 10/15/31	300	394,409
ConocoPhillips 5.90%, 10/15/32	1,100	1,321,897
5.90%, 05/15/38	174	211,170
6.50%, 02/01/39	1,357	1,774,618
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	50	60,283
7.20%, 08/15/31	100	130,870

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co. 4.95%, 03/15/26 (Call 12/15/25)(a)	$1,227	$1,344,107
5.95%, 03/15/46 (Call 09/15/45)	438	555,279
ConocoPhillips Holding Co., 6.95%, 04/15/29	175	222,300
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	485	483,284
4.00%, 07/15/21 (Call 04/15/21)	250	253,202
4.75%, 05/15/42 (Call 11/15/41)	871	849,132
5.00%, 06/15/45 (Call 12/15/44)	537	547,298
5.60%, 07/15/41 (Call 01/15/41)	225	243,467
5.85%, 12/15/25 (Call 09/15/25)	25	27,611
Ecopetrol SA 4.13%, 01/16/25	700	695,205
5.38%, 06/26/26 (Call 03/26/26)	1,830	1,924,245
5.88%, 09/18/23	1,040	1,114,360
5.88%, 05/28/45	775	781,432
7.38%, 09/18/43	980	1,146,600
Empresa Nacional del Petroleo, 3.75%, 08/05/26(b)	450	434,813
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)(a)	600	606,080
6.50%, 08/15/34	576	657,950
6.50%, 02/01/38	400	444,285
7.38%, 11/01/31	325	385,784
8.13%, 09/15/30	410	504,055
Eni SpA
Series X-R, 4.00%, 09/12/23(b)	600	606,729
Series X-R, 4.75%, 09/12/28(b)	700	702,019
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	150	149,123
2.63%, 03/15/23 (Call 12/15/22)	298	291,834
3.15%, 04/01/25 (Call 01/01/25)	200	195,544
3.90%, 04/01/35 (Call 10/01/34)(a)	261	254,879
4.10%, 02/01/21	520	529,834
4.15%, 01/15/26 (Call 10/15/25)	160	166,245
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	335	329,016
3.00%, 10/01/22 (Call 09/01/22)	250	240,933
3.90%, 10/01/27 (Call 07/01/27)(a)	130	117,975
4.88%, 11/15/21	499	512,419
Equinor ASA 2.45%, 01/17/23	1,035	1,018,637
2.65%, 01/15/24	610	600,356
2.75%, 11/10/21	125	124,867
2.90%, 11/08/20	150	150,298
3.15%, 01/23/22	750	757,917
3.25%, 11/10/24	325	328,420
3.63%, 09/10/28 (Call 06/10/28)	675	686,882
3.70%, 03/01/24	775	798,878
3.95%, 05/15/43	395	389,469
4.25%, 11/23/41	790	807,477
4.80%, 11/08/43	525	580,885
5.10%, 08/17/40	700	795,321
7.25%, 09/23/27	250	311,777
Exxon Mobil Corp. 1.91%, 03/06/20 (Call 02/06/20)	380	377,219
2.22%, 03/01/21 (Call 02/01/21)	1,775	1,759,274
2.40%, 03/06/22 (Call 01/06/22)	826	818,084
2.71%, 03/06/25 (Call 12/06/24)	720	710,018
2.73%, 03/01/23 (Call 01/01/23)	995	990,250
3.04%, 03/01/26 (Call 12/01/25)	820	813,562

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
3.18%, 03/15/24 (Call 12/15/23)	$450	$455,172
3.57%, 03/06/45 (Call 09/06/44)(a)	259	247,716
4.11%, 03/01/46 (Call 09/01/45)(a)	1,267	1,319,015
Gazprom OAO Via Gaz Capital SA 4.95%, 07/19/22(b)	1,000	1,016,360
4.95%, 02/06/28(b)	1,000	976,250
7.29%, 08/16/37(b)	1,000	1,147,500
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	565	541,497
4.30%, 04/01/27 (Call 01/01/27)	695	671,608
5.60%, 02/15/41	732	710,763
5.80%, 04/01/47 (Call 10/01/46)	378	376,856
6.00%, 01/15/40	145	145,576
7.13%, 03/15/33	82	92,396
7.30%, 08/15/31	569	648,687
7.88%, 10/01/29	100	117,220
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	245	258,466
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)(a)	309	313,159
4.00%, 04/15/24 (Call 01/15/24)(a)	275	276,438
6.80%, 09/15/37	50	59,713
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	1,000	1,081,000
Kerr-McGee Corp. 6.95%, 07/01/24	300	338,163
7.88%, 09/15/31	175	216,470
Marathon Oil Corp. 2.70%, 06/01/20 (Call 05/01/20)	160	158,421
2.80%, 11/01/22 (Call 08/01/22)	631	613,726
3.85%, 06/01/25 (Call 03/01/25)	655	646,197
4.40%, 07/15/27 (Call 04/15/27)	658	663,767
5.20%, 06/01/45 (Call 12/01/44)	250	257,192
6.60%, 10/01/37	558	643,690
6.80%, 03/15/32	250	285,685
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	245	246,095
3.63%, 09/15/24 (Call 06/15/24)	75	74,227
3.80%, 04/01/28 (Call 01/01/28)(b)	50	47,999
4.50%, 04/01/48 (Call 10/01/47)(b)	95	87,004
4.75%, 12/15/23 (Call 10/15/23)(b)	375	389,765
4.75%, 09/15/44 (Call 03/15/44)	120	115,005
5.00%, 09/15/54 (Call 03/15/54)	329	304,377
5.13%, 03/01/21	389	402,372
5.13%, 12/15/26 (Call 09/15/26)(b)	450	472,572
6.50%, 03/01/41 (Call 09/01/40)	1,325	1,529,955
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	250	264,934
Nexen Inc. 5.88%, 03/10/35	460	535,107
6.40%, 05/15/37	87	107,700
7.50%, 07/30/39	842	1,176,649
7.88%, 03/15/32	100	136,004
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	560	530,797
3.90%, 11/15/24 (Call 08/15/24)	150	148,007
4.15%, 12/15/21 (Call 09/15/21)	692	704,014
4.95%, 08/15/47 (Call 02/15/47)(a)	70	65,496
5.05%, 11/15/44 (Call 05/15/44)	725	679,339
5.25%, 11/15/43 (Call 05/15/43)	435	408,828
6.00%, 03/01/41 (Call 09/01/40)	455	472,377

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	$400	$394,864
2.70%, 02/15/23 (Call 11/15/22)	982	968,578
3.00%, 02/15/27 (Call 11/15/26)	475	461,872
3.13%, 02/15/22 (Call 11/15/21)	487	490,373
3.40%, 04/15/26 (Call 01/15/26)	1,085	1,086,590
3.50%, 06/15/25 (Call 03/15/25)	25	25,267
4.10%, 02/15/47 (Call 08/15/46)	233	228,038
4.40%, 04/15/46 (Call 10/15/45)	561	574,340
4.63%, 06/15/45 (Call 12/15/44)	690	725,183
Pertamina Persero PT 4.30%, 05/20/23(b)	1,000	1,008,750
6.45%, 05/30/44(b)	1,000	1,108,750
6.50%, 05/27/41(b)	1,000	1,111,250
Petro-Canada 5.95%, 05/15/35	340	382,400
6.80%, 05/15/38	115	141,640
9.25%, 10/15/21	75	85,672
Petroleos del Peru SA, 4.75%, 06/19/32(b)	1,300	1,280,500
Petroleos Mexicanos 3.50%, 01/30/23	690	640,941
4.25%, 01/15/25	450	406,800
4.50%, 01/23/26(a)	550	491,150
4.63%, 09/21/23	3,400	3,251,080
4.88%, 01/24/22	510	505,915
4.88%, 01/18/24(a)	385	367,906
5.35%, 02/12/28	356	316,982
5.38%, 03/13/22	885	883,230
5.50%, 01/21/21	1,450	1,467,762
5.50%, 06/27/44	548	430,016
5.63%, 01/23/46	1,015	794,237
6.00%, 03/05/20	882	895,450
6.35%, 02/12/48	2,750	2,278,100
6.38%, 02/04/21	440	452,668
6.38%, 01/23/45	950	798,950
6.50%, 03/13/27(b)	25	24,138
6.50%, 03/13/27	1,435	1,385,492
6.50%, 06/02/41	900	780,750
6.63%, 06/15/35	1,445	1,307,725
6.63%, 06/15/38	50	44,175
6.75%, 09/21/47	2,240	1,942,080
6.88%, 08/04/26	1,000	998,750
Petronas Capital Ltd. 3.13%, 03/18/22(b)	250	249,159
3.50%, 03/18/25(b)	1,600	1,611,532
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)	625	621,838
4.30%, 04/01/22	783	810,131
4.65%, 11/15/34 (Call 05/15/34)	800	827,479
4.88%, 11/15/44 (Call 05/15/44)	1,093	1,138,602
5.88%, 05/01/42(a)	383	444,084
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	324	324,404
3.95%, 07/15/22 (Call 04/15/22)	408	413,815
4.45%, 01/15/26 (Call 10/15/25)	100	103,635
Shell International Finance BV 1.75%, 09/12/21	720	701,532
1.88%, 05/10/21	790	775,296
2.13%, 05/11/20	575	570,980
2.25%, 11/10/20	620	615,074

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 01/06/23	$350	$341,747
2.38%, 08/21/22	355	349,047
2.50%, 09/12/26	650	613,442
2.88%, 05/10/26(a)	1,000	971,639
3.25%, 05/11/25	1,415	1,419,732
3.40%, 08/12/23	250	254,442
3.50%, 11/13/23 (Call 10/13/23)	550	562,043
3.75%, 09/12/46(a)	775	739,397
4.00%, 05/10/46	1,225	1,223,658
4.13%, 05/11/35	545	562,522
4.38%, 03/25/20	465	472,986
4.38%, 05/11/45(a)	804	845,624
4.55%, 08/12/43	805	861,564
5.50%, 03/25/40	350	418,472
6.38%, 12/15/38	990	1,293,662
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	1,000	981,219
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	765	742,260
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	200	192,869
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	2,000	1,931,587
3.00%, 04/12/22(a)(b)	2,000	1,967,196
3.63%, 04/12/27(b)	1,000	979,665
Sinopec Group Overseas Development 2018 Ltd. 3.75%, 09/12/23(b)	500	504,830
4.13%, 09/12/25(b)	500	511,136
4.25%, 09/12/28(b)	1,000	1,023,621
4.60%, 09/12/48(b)	1,200	1,250,652
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	900	905,410
4.00%, 11/15/47 (Call 05/15/47)(a)	1,175	1,092,131
5.95%, 12/01/34	85	96,682
6.50%, 06/15/38	1,235	1,489,927
6.85%, 06/01/39	227	284,756
Total Capital Canada Ltd., 2.75%, 07/15/23	1,125	1,111,222
Total Capital International SA 2.70%, 01/25/23	910	898,561
2.75%, 06/19/21	1,250	1,249,028
2.88%, 02/17/22	962	962,041
3.70%, 01/15/24	352	361,179
3.75%, 04/10/24(a)	400	411,756
Total Capital SA 4.25%, 12/15/21	500	518,912
4.45%, 06/24/20	225	229,777
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	1,049	1,004,789
3.65%, 03/15/25	75	74,068
4.35%, 06/01/28 (Call 03/01/28)(a)	1,225	1,241,322
4.90%, 03/15/45(a)	225	229,064
6.63%, 06/15/37	415	491,251
7.50%, 04/15/32	735	914,153
Woodside Finance Ltd. 3.65%, 03/05/25 (Call 12/05/24)(b)	100	97,822
4.50%, 03/04/29 (Call 12/04/28)(b)	1,000	995,015
XTO Energy Inc., 6.75%, 08/01/37	70	91,589

		178,160,757

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	585	593,212

Security	Par (000)	Value

Oil & Gas Services (continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	$110	$108,307
3.34%, 12/15/27 (Call 09/15/27)	75	71,138
4.08%, 12/15/47 (Call 06/15/47)	100	88,232
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)	242	242,932
3.50%, 08/01/23 (Call 05/01/23)	719	723,543
3.80%, 11/15/25 (Call 08/15/25)	408	409,934
4.50%, 11/15/41 (Call 05/15/41)(a)	240	230,351
4.75%, 08/01/43 (Call 02/01/43)	305	305,439
4.85%, 11/15/35 (Call 05/15/35)	720	729,343
5.00%, 11/15/45 (Call 05/15/45)	931	957,212
6.70%, 09/15/38	25	30,442
7.45%, 09/15/39	254	333,167
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	961	931,390
3.95%, 12/01/42 (Call 06/01/42)	267	217,888
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(a)	246	227,453
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(a)(b)	1,745	1,753,670
Schlumberger Investment SA 3.30%, 09/14/21 (Call 06/14/21)(b)	525	526,336
3.65%, 12/01/23 (Call 09/01/23)	410	421,929

		8,901,918

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	50	51,309
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	140	139,122
4.50%, 11/01/23 (Call 08/01/23)	305	316,691
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	132	143,023
WestRock RKT LLC, 4.90%, 03/01/22(a)	70	71,889
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	225	213,332
3.38%, 09/15/27 (Call 06/15/27)	100	94,054
4.00%, 03/15/28 (Call 12/15/27)	75	73,778
4.65%, 03/15/26 (Call 01/15/26)	160	164,665
4.90%, 03/15/29 (Call 12/15/28)(a)	300	315,111

		1,582,974

Pharmaceuticals — 5.3%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	855	840,077
2.50%, 05/14/20 (Call 04/14/20)	565	561,296
2.85%, 05/14/23 (Call 03/14/23)	225	219,406
2.90%, 11/06/22(a)	1,283	1,262,968
3.20%, 11/06/22 (Call 09/06/22)	885	881,177
3.20%, 05/14/26 (Call 02/14/26)	1,595	1,507,844
3.38%, 11/14/21	270	271,263
3.60%, 05/14/25 (Call 02/14/25)	990	973,153
3.75%, 11/14/23 (Call 10/14/23)	200	202,068
4.25%, 11/14/28 (Call 08/14/28)(a)	679	672,107
4.30%, 05/14/36 (Call 11/14/35)	1,325	1,208,528
4.40%, 11/06/42	790	701,469
4.45%, 05/14/46 (Call 11/14/45)	770	676,311
4.50%, 05/14/35 (Call 11/14/34)	745	696,580
4.70%, 05/14/45 (Call 11/14/44)	800	732,839
4.88%, 11/14/48 (Call 05/14/48)(a)	600	563,568
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	458	451,976

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	$1,250	$1,249,262
3.45%, 03/15/22 (Call 01/15/22)	1,288	1,282,450
3.80%, 03/15/25 (Call 12/15/24)	1,497	1,478,717
4.55%, 03/15/35 (Call 09/15/34)(a)	1,040	970,017
4.75%, 03/15/45 (Call 09/15/44)(a)	626	577,791
4.85%, 06/15/44 (Call 12/15/43)(a)	457	422,450
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	950	916,080
3.38%, 09/15/20	500	500,353
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	750	775,632
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	350	338,250
3.40%, 05/15/24 (Call 02/15/24)	280	277,701
3.45%, 12/15/27 (Call 09/15/27)(a)	155	148,636
3.50%, 11/15/21 (Call 08/15/21)	670	673,490
4.25%, 03/01/45 (Call 09/01/44)(a)	130	112,997
4.30%, 12/15/47 (Call 06/15/47)(a)	150	130,819
AstraZeneca PLC 2.38%, 11/16/20	1,320	1,306,344
3.38%, 11/16/25	805	791,511
3.50%, 08/17/23 (Call 07/17/23)	675	678,468
4.00%, 01/17/29 (Call 10/17/28)(a)	1,400	1,407,844
4.00%, 09/18/42	1,326	1,215,671
4.38%, 11/16/45	381	368,419
4.38%, 08/17/48 (Call 02/17/48)(a)	15	14,508
6.45%, 09/15/37	1,244	1,516,383
Bayer U.S. Finance II LLC 2.85%, 04/15/25 (Call 01/15/25)(b)	350	316,563
3.38%, 07/15/24 (Call 04/15/24)(b)	75	72,298
3.50%, 06/25/21 (Call 05/25/21)(b)	1,350	1,348,250
3.88%, 12/15/23 (Call 11/15/23)(b)	1,350	1,346,526
4.20%, 07/15/34 (Call 01/15/34)(b)	102	90,952
4.38%, 12/15/28 (Call 09/15/28)(b)	1,900	1,850,232
4.40%, 07/15/44 (Call 01/15/44)(b)	896	756,554
4.65%, 11/15/43 (Call 05/15/43)(b)	10	8,703
4.70%, 07/15/64 (Call 01/15/64)(b)	175	137,882
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	775	705,926
Bayer U.S. Finance LLC, 3.00%, 10/08/21(b)	400	394,325
Bristol-Myers Squibb Co. 2.00%, 08/01/22	370	358,143
3.25%, 02/27/27	655	633,910
4.50%, 03/01/44 (Call 09/01/43)(a)	525	521,955
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	1,025	995,624
3.08%, 06/15/24 (Call 04/15/24)	550	528,923
3.20%, 06/15/22	325	322,880
3.41%, 06/15/27 (Call 03/15/27)	125	116,910
3.75%, 09/15/25 (Call 06/15/25)(a)	150	147,818
4.37%, 06/15/47 (Call 12/15/46)(a)	505	435,917
4.50%, 11/15/44 (Call 05/15/44)	395	338,974
4.60%, 03/15/43	205	180,035
4.63%, 12/15/20	100	102,460
Cigna Corp. 3.40%, 09/17/21(a)(b)	350	352,038
3.75%, 07/15/23 (Call 06/15/23)(b)	450	455,540
4.13%, 11/15/25 (Call 09/15/25)(b)	2,020	2,051,969
4.38%, 10/15/28 (Call 07/15/28)(b)	1,310	1,328,360
4.80%, 08/15/38 (Call 02/15/38)(a)(b)	1,825	1,813,365
4.90%, 12/15/48 (Call 06/15/48)(a)(b)	950	939,723

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	$1,160	$1,131,237
2.75%, 12/01/22 (Call 09/01/22)	90	87,866
2.80%, 07/20/20 (Call 06/20/20)	1,290	1,283,334
2.88%, 06/01/26 (Call 03/01/26)	384	357,408
3.35%, 03/09/21	1,400	1,403,977
3.38%, 08/12/24 (Call 05/12/24)(a)	655	643,417
3.50%, 07/20/22 (Call 05/20/22)(a)	654	656,975
3.70%, 03/09/23 (Call 02/09/23)	2,250	2,261,299
3.88%, 07/20/25 (Call 04/20/25)	1,345	1,343,584
4.00%, 12/05/23 (Call 09/05/23)	390	396,407
4.10%, 03/25/25 (Call 01/25/25)	1,425	1,443,973
4.30%, 03/25/28 (Call 12/25/27)	2,915	2,916,572
4.78%, 03/25/38 (Call 09/25/37)	2,175	2,110,687
4.88%, 07/20/35 (Call 01/20/35)	400	394,434
5.05%, 03/25/48 (Call 09/25/47)(a)	2,875	2,842,824
5.13%, 07/20/45 (Call 01/20/45)	1,857	1,834,588
5.30%, 12/05/43 (Call 06/05/43)	555	561,253
6.25%, 06/01/27	100	111,402
Eli Lilly & Co. 2.35%, 05/15/22	100	98,527
2.75%, 06/01/25 (Call 03/01/25)	555	544,263
3.10%, 05/15/27 (Call 02/15/27)	510	499,506
3.38%, 03/15/29 (Call 12/15/28)	140	139,853
3.70%, 03/01/45 (Call 09/01/44)	864	820,966
3.88%, 03/15/39 (Call 09/15/38)	225	221,869
3.95%, 05/15/47 (Call 11/15/46)	600	590,680
3.95%, 03/15/49 (Call 09/15/48)	225	220,311
5.50%, 03/15/27(a)	200	228,050
5.95%, 11/15/37	70	85,543
EMD Finance LLC 2.95%, 03/19/22 (Call 01/19/22)(a)(b)	295	291,072
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	25	24,247
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	167	163,771
3.05%, 11/30/22 (Call 10/31/22)	100	98,731
3.30%, 02/25/21 (Call 01/25/21)	468	469,140
3.40%, 03/01/27 (Call 12/01/26)	156	148,535
3.50%, 06/15/24 (Call 03/15/24)(a)	431	426,182
3.90%, 02/15/22	1,284	1,310,582
4.50%, 02/25/26 (Call 11/27/25)	872	892,957
4.75%, 11/15/21	1,426	1,479,977
4.80%, 07/15/46 (Call 01/15/46)	296	290,962
6.13%, 11/15/41	362	407,297
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	509	503,940
3.38%, 05/15/23	1,040	1,053,016
3.63%, 05/15/25	710	723,321
3.88%, 05/15/28	800	822,579
4.20%, 03/18/43(a)	195	197,947
5.38%, 04/15/34	50	57,645
6.38%, 05/15/38	1,259	1,592,159
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	1,178	1,174,918
3.13%, 05/14/21(a)	250	251,477
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	1,243	1,216,989
2.05%, 03/01/23 (Call 01/01/23)	835	812,016
2.25%, 03/03/22 (Call 02/03/22)(a)	350	345,341
2.45%, 12/05/21	70	69,325

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 03/01/26 (Call 12/01/25)	$1,662	$1,588,468
2.63%, 01/15/25 (Call 11/15/24)	321	315,898
2.90%, 01/15/28 (Call 10/15/27)	550	533,912
2.95%, 03/03/27 (Call 12/03/26)	130	126,990
3.38%, 12/05/23(a)	275	282,135
3.40%, 01/15/38 (Call 07/15/37)(a)	570	542,788
3.50%, 01/15/48 (Call 07/15/47)(a)	927	867,894
3.55%, 03/01/36 (Call 09/01/35)	750	728,855
3.63%, 03/03/37 (Call 09/03/36)	1,067	1,040,801
3.70%, 03/01/46 (Call 09/01/45)	663	644,177
3.75%, 03/03/47 (Call 09/03/46)	705	690,796
4.38%, 12/05/33 (Call 06/05/33)	625	670,381
4.50%, 09/01/40	25	27,086
4.50%, 12/05/43 (Call 06/05/43)(a)	200	216,928
4.85%, 05/15/41	55	62,111
5.95%, 08/15/37	388	488,932
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	198	192,839
2.85%, 03/15/23 (Call 12/15/22)	970	942,375
3.80%, 03/15/24 (Call 12/15/23)	340	341,631
3.95%, 02/16/28 (Call 11/16/27)(a)	820	804,708
4.75%, 05/30/29 (Call 02/28/29)	500	512,709
4.88%, 03/15/44 (Call 09/15/43)	25	23,828
Mead Johnson Nutrition Co. 3.00%, 11/15/20(a)	410	409,601
4.60%, 06/01/44 (Call 12/01/43)	226	232,399
Merck &Co. Inc. 2.35%, 02/10/22	784	776,190
2.40%, 09/15/22 (Call 06/15/22)	505	497,672
2.75%, 02/10/25 (Call 11/10/24)	1,020	999,334
2.80%, 05/18/23	831	825,649
3.70%, 02/10/45 (Call 08/10/44)(a)	1,175	1,118,325
3.88%, 01/15/21 (Call 10/15/20)(a)	700	712,749
4.15%, 05/18/43	1,486	1,519,505
Mylan Inc. 3.13%, 01/15/23(b)	500	480,783
4.55%, 04/15/28 (Call 01/15/28)	600	565,289
5.40%, 11/29/43 (Call 05/29/43)	270	238,503
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)	1,235	1,221,037
3.95%, 06/15/26 (Call 03/15/26)(a)	840	786,838
5.25%, 06/15/46 (Call 12/15/45)(a)	1,115	962,039
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	870	859,653
2.40%, 09/21/22	880	869,694
3.00%, 11/20/25 (Call 08/20/25)	575	571,806
3.10%, 05/17/27 (Call 02/17/27)(a)	800	789,310
3.40%, 05/06/24	1,136	1,162,276
4.00%, 11/20/45 (Call 05/20/45)(a)	1,200	1,201,910
4.40%, 04/24/20	400	407,908
4.40%, 05/06/44	565	601,344
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	750	706,699
Pfizer Inc. 1.95%, 06/03/21(a)	194	190,870
2.20%, 12/15/21(a)	716	705,954
2.75%, 06/03/26	1,100	1,062,793
3.00%, 06/15/23	715	718,317
3.00%, 12/15/26	1,164	1,142,445
3.20%, 09/15/23 (Call 08/15/23)	175	177,226

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 05/15/24	$475	$487,430
3.60%, 09/15/28 (Call 06/15/28)	400	407,246
4.00%, 12/15/36	485	489,594
4.10%, 09/15/38 (Call 03/15/38)	200	203,820
4.13%, 12/15/46	414	421,184
4.20%, 09/15/48 (Call 03/15/48)	20	20,591
4.30%, 06/15/43	156	161,483
4.40%, 05/15/44	307	322,484
7.20%, 03/15/39	736	1,038,465
Sanofi 3.38%, 06/19/23 (Call 05/19/23)(a)	1,446	1,470,178
3.63%, 06/19/28 (Call 03/19/28)(a)	506	513,318
4.00%, 03/29/21(a)	350	358,051
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)(a)	1,545	1,510,021
2.88%, 09/23/23 (Call 07/23/23)	665	641,836
3.20%, 09/23/26 (Call 06/23/26)	2,130	2,003,212
Takeda Pharmaceutical Co. Ltd. 4.00%, 11/26/21 (Call 10/26/21)(b)	1,000	1,016,497
4.40%, 11/26/23 (Call 10/26/23)(b)	750	775,025
5.00%, 11/26/28 (Call 08/26/28)(b)	750	786,006
Wyeth LLC 5.95%, 04/01/37	1,314	1,621,912
6.00%, 02/15/36	575	708,644
6.45%, 02/01/24(a)	420	485,095
6.50%, 02/01/34	232	300,077
Zeneca Wilmington Inc., 7.00%, 11/15/23(a)	496	562,210
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	450	418,614
3.25%, 08/20/21	345	344,709
3.25%, 02/01/23 (Call 11/01/22)(a)	156	155,065
3.90%, 08/20/28 (Call 05/20/28)	140	139,297
3.95%, 09/12/47 (Call 03/12/47)	374	339,433
4.45%, 08/20/48 (Call 02/20/48)	100	98,822
4.50%, 11/13/25 (Call 08/13/25)	895	937,323
4.70%, 02/01/43 (Call 08/01/42)	312	318,126

		141,500,237

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,000	1,010,000
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22 (Call 11/01/22)	115	114,472
4.25%, 12/01/27 (Call 09/01/27)(a)	75	73,701
5.20%, 12/01/47 (Call 06/01/47)	355	341,668
6.38%, 05/01/24 (Call 05/01/19)(a)	250	261,875
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	350	351,575
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	50	48,395
4.45%, 07/15/27 (Call 04/15/27)	325	307,702
4.95%, 12/15/24 (Call 09/15/24)	635	645,631
5.95%, 06/01/26 (Call 03/01/26)	70	72,549
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	785	734,475
4.13%, 12/01/27 (Call 09/01/27)	25	22,866
4.15%, 07/01/23 (Call 04/01/23)	175	174,010
4.88%, 02/01/21 (Call 11/01/20)	150	152,631
5.60%, 10/15/44 (Call 04/15/44)	75	69,196
5.85%, 11/15/43 (Call 05/15/43)	250	235,280
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	25,136

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc. 4.50%, 06/01/25 (Call 03/01/25)	$30	$30,817
5.80%, 06/01/45 (Call 12/01/44)	400	433,853
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	375	425,614
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	325	316,603
4.40%, 03/15/27 (Call 12/15/26)	70	67,193
4.95%, 05/15/28 (Call 02/15/28)	690	685,370
5.00%, 05/15/44 (Call 11/15/43)	725	623,757
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	180	183,232
7.38%, 10/15/45 (Call 04/15/45)	335	451,349
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)(a)	304	300,195
3.70%, 07/15/27 (Call 04/15/27)(a)	208	204,203
4.00%, 10/01/23 (Call 07/01/23)	450	458,038
4.25%, 12/01/26 (Call 09/01/26)	725	738,066
4.50%, 06/10/44 (Call 12/10/43)	240	234,819
5.50%, 12/01/46 (Call 06/01/46)(a)	425	484,574
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	590	587,657
4.05%, 03/15/25 (Call 12/15/24)	1,117	1,109,908
4.15%, 10/01/20 (Call 08/01/20)	450	455,093
4.50%, 04/15/24 (Call 03/15/24)	220	226,149
4.65%, 06/01/21 (Call 03/01/21)	352	361,045
4.75%, 01/15/26 (Call 10/15/25)	815	830,794
4.90%, 02/01/24 (Call 11/01/23)	50	52,060
4.90%, 03/15/35 (Call 09/15/34)	185	172,489
4.95%, 06/15/28 (Call 03/15/28)(a)	20	20,390
5.15%, 02/01/43 (Call 08/01/42)	225	206,555
5.15%, 03/15/45 (Call 09/15/44)	445	413,131
5.20%, 02/01/22 (Call 11/01/21)	650	677,549
5.25%, 04/15/29 (Call 01/15/29)(a)	175	182,535
5.30%, 04/15/47 (Call 10/15/46)	531	500,651
5.95%, 10/01/43 (Call 04/01/43)	175	175,199
6.05%, 06/01/41 (Call 12/01/40)	356	362,656
6.13%, 12/15/45 (Call 06/15/45)	730	760,871
6.50%, 02/01/42 (Call 08/01/41)(a)	685	742,007
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	50	51,028
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	36	37,253
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	805	852,713
Enterprise Products Operating LLC 2.80%, 02/15/21	545	542,510
2.85%, 04/15/21 (Call 03/15/21)	300	298,642
3.35%, 03/15/23 (Call 12/15/22)	985	986,721
3.50%, 02/01/22	200	202,292
3.70%, 02/15/26 (Call 11/15/25)	175	175,336
3.75%, 02/15/25 (Call 11/15/24)	1,040	1,053,699
3.90%, 02/15/24 (Call 11/15/23)(a)	175	179,265
3.95%, 02/15/27 (Call 11/15/26)	585	594,344
4.05%, 02/15/22	869	889,490
4.15%, 10/16/28 (Call 07/16/28)	100	102,654
4.25%, 02/15/48 (Call 08/15/47)	510	477,679
4.45%, 02/15/43 (Call 08/15/42)	628	606,399
4.85%, 08/15/42 (Call 02/15/42)	491	501,753
4.85%, 03/15/44 (Call 09/15/43)	549	561,440
4.90%, 05/15/46 (Call 11/15/45)	336	345,520
5.10%, 02/15/45 (Call 08/15/44)	749	789,350
5.20%, 09/01/20	280	288,739

Security	Par (000)	Value

Pipelines (continued)
5.70%, 02/15/42	$20	$22,292
5.95%, 02/01/41	800	915,493
6.13%, 10/15/39	25	29,115
6.45%, 09/01/40	175	212,468
7.55%, 04/15/38	250	327,910
Series D, 4.88%, 08/16/77 (Call 08/16/22)(d)(e)	75	67,896
Series D, 6.88%, 03/01/33	240	292,716
EQM Midstream Partners LP 4.75%, 07/15/23 (Call 06/15/23)	600	604,317
5.50%, 07/15/28 (Call 04/15/28)	630	628,328
4.00%, 08/01/24 (Call 05/01/24)	300	289,836
4.13%, 12/01/26 (Call 09/01/26)	25	23,059
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	285	283,475
Gulf South Pipeline Co. LP, 4.00%, 06/15/22
(Call 03/15/22)	500	498,688
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	350	349,898
3.50%, 03/01/21 (Call 01/01/21)	50	50,308
3.50%, 09/01/23 (Call 06/01/23)	460	459,978
3.95%, 09/01/22 (Call 06/01/22)	555	564,696
4.15%, 03/01/22	200	204,712
4.15%, 02/01/24 (Call 11/01/23)	415	424,109
4.25%, 09/01/24 (Call 06/01/24)	29	29,805
4.30%, 05/01/24 (Call 02/01/24)	100	102,899
4.70%, 11/01/42 (Call 05/01/42)	25	23,503
5.00%, 10/01/21 (Call 07/01/21)	695	721,647
5.00%, 08/15/42 (Call 02/15/42)	60	58,692
5.00%, 03/01/43 (Call 09/01/42)	75	73,302
5.30%, 09/15/20	480	494,740
5.40%, 09/01/44 (Call 03/01/44)	830	847,414
5.50%, 03/01/44 (Call 09/01/43)	802	828,474
5.80%, 03/01/21	75	78,573
5.80%, 03/15/35	25	26,616
6.50%, 02/01/37	84	94,858
6.50%, 09/01/39	55	62,850
6.55%, 09/15/40	400	458,918
6.95%, 01/15/38	810	968,528
7.30%, 08/15/33	245	299,384
7.40%, 03/15/31	25	30,241
7.50%, 11/15/40	424	525,183
7.75%, 03/15/32	485	610,645
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	30	29,677
4.30%, 06/01/25 (Call 03/01/25)	560	573,122
4.30%, 03/01/28 (Call 12/01/27)	1,125	1,137,435
5.05%, 02/15/46 (Call 08/15/45)	335	331,670
5.20%, 03/01/48 (Call 09/01/47)	225	228,292
5.30%, 12/01/34 (Call 06/01/34)	857	883,876
5.55%, 06/01/45 (Call 12/01/44)(a)	715	750,312
7.75%, 01/15/32	231	290,049
Magellan Midstream Partners LP 4.20%, 03/15/45 (Call 09/15/44)	125	109,920
4.20%, 10/03/47 (Call 04/03/47)	50	45,646
4.25%, 02/01/21	180	183,378
4.85%, 02/01/49 (Call 08/01/48)	395	401,168
5.00%, 03/01/26 (Call 12/01/25)	370	393,654
5.15%, 10/15/43 (Call 04/15/43)	250	258,724
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	300	289,720
4.13%, 03/01/27 (Call 12/01/26)(a)	530	519,671

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 07/15/23 (Call 04/15/23)	$25	$25,850
4.50%, 04/15/38 (Call 10/15/37)	650	598,954
4.70%, 04/15/48 (Call 10/15/47)	225	206,300
4.80%, 02/15/29 (Call 11/15/28)	175	179,244
4.88%, 12/01/24 (Call 09/01/24)	300	313,074
4.88%, 06/01/25 (Call 03/01/25)	671	697,887
5.20%, 03/01/47 (Call 09/01/46)	695	677,751
5.50%, 02/15/49 (Call 08/15/48)	10	10,223
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	360	355,044
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	165	162,320
4.25%, 02/01/22 (Call 11/01/21)(a)	50	51,081
4.55%, 07/15/28 (Call 04/15/28)	175	177,457
4.95%, 07/13/47 (Call 01/06/47)	350	337,053
5.20%, 07/15/48 (Call 01/15/48)(a)	100	100,266
7.50%, 09/01/23 (Call 06/01/23)	25	28,423
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	400	400,374
4.90%, 03/15/25 (Call 12/15/24)	413	428,503
5.00%, 09/15/23 (Call 06/15/23)	360	374,575
6.13%, 02/01/41 (Call 08/01/40)	275	293,326
6.20%, 09/15/43 (Call 03/15/43)	125	134,089
6.65%, 10/01/36	125	138,797
Phillips 66 Partners LP 3.55%, 10/01/26 (Call 07/01/26)	25	23,971
3.75%, 03/01/28 (Call 12/01/27)	726	691,643
4.90%, 10/01/46 (Call 04/01/46)	400	395,528
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	250	240,577
3.60%, 11/01/24 (Call 08/01/24)	200	195,167
3.65%, 06/01/22 (Call 03/01/22)	700	696,064
3.85%, 10/15/23 (Call 07/15/23)	296	294,529
4.30%, 01/31/43 (Call 07/31/42)	200	166,412
4.50%, 12/15/26 (Call 09/15/26)	505	504,948
4.65%, 10/15/25 (Call 07/15/25)	840	857,939
4.70%, 06/15/44 (Call 12/15/43)	100	88,262
4.90%, 02/15/45 (Call 08/15/44)	794	728,635
5.00%, 02/01/21 (Call 11/01/20)	250	255,225
5.15%, 06/01/42 (Call 12/01/41)	130	120,737
6.65%, 01/15/37	125	136,646
Rockies Express Pipeline LLC, 7.50%, 07/15/38(b)	380	429,400
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	770	759,997
5.00%, 03/15/27 (Call 09/15/26)	1,210	1,256,901
5.63%, 04/15/23 (Call 01/15/23)	1,645	1,751,759
5.63%, 03/01/25 (Call 12/01/24)(a)	1,070	1,158,556
5.75%, 05/15/24 (Call 02/15/24)	500	541,129
5.88%, 06/30/26 (Call 12/31/25)(a)	1,065	1,161,321
6.25%, 03/15/22 (Call 12/15/21)	1,405	1,502,915
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	150	153,623
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	170	163,127
3.50%, 03/15/25 (Call 12/15/24)	200	197,233
4.50%, 03/15/45 (Call 09/15/44)	260	253,832
4.75%, 03/15/24 (Call 12/15/23)	472	494,104
5.95%, 09/25/43 (Call 03/25/43)	160	176,818
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	440	434,301
4.00%, 10/01/27 (Call 07/01/27)(a)	706	676,003

Security	Par (000)	Value

Pipelines (continued)
4.40%, 04/01/21 (Call 03/01/21)	$237	$241,303
4.95%, 01/15/43 (Call 07/15/42)	137	122,343
5.30%, 04/01/44 (Call 10/01/43)	150	140,484
5.35%, 05/15/45 (Call 11/15/44)	840	790,718
5.40%, 10/01/47 (Call 04/01/47)	775	743,608
5.95%, 12/01/25 (Call 09/01/25)	170	184,345
6.10%, 02/15/42	300	307,005
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	50	48,078
4.38%, 03/13/25 (Call 12/13/24)	430	434,226
4.65%, 06/15/21 (Call 03/15/21)	100	101,735
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	25	28,870
7.00%, 10/15/28	75	89,224
Texas Eastern Transmission LP 4.15%, 01/15/48 (Call 07/15/47)(b)	500	453,750
7.00%, 07/15/32	225	272,914
TransCanada PipeLines Ltd. 2.50%, 08/01/22	1,135	1,112,196
3.80%, 10/01/20	255	258,044
4.25%, 05/15/28 (Call 02/15/28)	1,025	1,046,808
4.63%, 03/01/34 (Call 12/01/33)	893	908,968
4.75%, 05/15/38 (Call 11/15/37)(a)	400	403,929
4.88%, 01/15/26 (Call 10/15/25)(a)	620	655,468
4.88%, 05/15/48 (Call 11/15/47)	1,075	1,082,766
5.00%, 10/16/43 (Call 04/16/43)	250	252,424
5.85%, 03/15/36	185	203,893
6.10%, 06/01/40	580	671,748
6.20%, 10/15/37	314	360,861
7.63%, 01/15/39	586	772,908
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27)(d)(e)	200	186,000
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(d)(e)	100	99,500
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	125	123,376
7.85%, 02/01/26 (Call 11/01/25)	125	153,182
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)	225	228,249
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	75	72,578
4.00%, 07/01/22 (Call 04/01/22)	605	607,723
4.50%, 03/01/28 (Call 12/01/27)	25	24,210
4.75%, 08/15/28 (Call 05/15/28)	745	735,613
5.30%, 03/01/48 (Call 09/01/47)	500	450,748
5.38%, 06/01/21 (Call 03/01/21)	25	25,758
5.45%, 04/01/44 (Call 10/01/43)	237	218,239
5.50%, 08/15/48 (Call 02/15/48)	366	343,187
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	1,280	1,269,094
3.60%, 03/15/22 (Call 01/15/22)	1,000	1,005,616
3.70%, 01/15/23 (Call 10/15/22)	500	499,745
3.75%, 06/15/27 (Call 03/15/27)	730	708,421
3.90%, 01/15/25 (Call 10/15/24)	900	902,127
4.00%, 09/15/25 (Call 06/15/25)	743	746,640
4.30%, 03/04/24 (Call 12/04/23)	700	716,293
4.50%, 11/15/23 (Call 08/15/23)	192	198,218
4.85%, 03/01/48 (Call 09/01/47)	250	239,177
4.90%, 01/15/45 (Call 07/15/44)	100	96,261
5.10%, 09/15/45 (Call 03/15/45)	670	663,466
5.25%, 03/15/20	500	510,430

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.40%, 03/04/44 (Call 09/04/43)	$123	$124,416
5.80%, 11/15/43 (Call 05/15/43)	265	282,158
6.30%, 04/15/40(a)	907	1,022,459
7.88%, 09/01/21	500	549,543

		93,353,227

Private Equity —0.0%
Apollo Management Holdings LP 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	50	49,658
4.87%, 02/15/29 (Call 11/15/28)(b)	750	749,515
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	350	344,833

		1,144,006

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	295	291,871
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	390	402,268
5.25%, 03/15/25 (Call 12/15/24)	250	264,234
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	1,000	1,011,594
WEA Finance LLC 3.15%, 04/05/22 (Call 03/05/22)(b)	200	198,386
4.13%, 09/20/28 (Call 06/20/28)(b)	250	252,968
4.63%, 09/20/48 (Call 03/20/48)(b)	225	226,894

		2,648,215

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)	25	24,398
4.00%, 01/15/24 (Call 12/15/23)	300	304,595
4.50%, 07/30/29 (Call 04/30/29)	350	356,500
4.60%, 04/01/22 (Call 01/01/22)	1,075	1,109,857
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)(a)	215	209,180
4.90%, 02/15/29 (Call 11/15/28)	75	75,510
American Tower Corp. 2.80%, 06/01/20 (Call 05/01/20)	521	518,938
3.00%, 06/15/23	220	214,672
3.13%, 01/15/27 (Call 10/15/26)	403	376,485
3.30%, 02/15/21 (Call 01/15/21)	595	595,219
3.38%, 10/15/26 (Call 07/15/26)	348	332,869
3.45%, 09/15/21	552	554,387
3.50%, 01/31/23	716	715,642
3.55%, 07/15/27 (Call 04/15/27)	140	134,226
3.60%, 01/15/28 (Call 10/15/27)	125	120,235
4.00%, 06/01/25 (Call 03/01/25)	925	934,028
4.40%, 02/15/26 (Call 11/15/25)(a)	155	158,425
4.70%, 03/15/22	285	295,312
5.00%, 02/15/24	906	962,096
5.05%, 09/01/20	100	102,727
AvalonBay Communities Inc. 2.85%, 03/15/23 (Call 12/15/22)	425	416,248
2.90%, 10/15/26 (Call 07/15/26)	25	23,790
2.95%, 09/15/22 (Call 06/15/22)(a)	150	148,585
2.95%, 05/11/26 (Call 02/11/26)	340	326,431
3.20%, 01/15/28 (Call 10/15/27)(a)	130	125,096
3.50%, 11/15/24 (Call 08/15/24)	200	199,958
3.90%, 10/15/46 (Call 04/15/46)	305	284,892
4.35%, 04/15/48 (Call 10/15/47)	150	151,465

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	$342	$316,597
3.13%, 09/01/23 (Call 06/01/23)(a)	100	98,726
3.65%, 02/01/26 (Call 11/03/25)(a)	796	784,226
3.80%, 02/01/24 (Call 11/01/23)	360	363,477
3.85%, 02/01/23 (Call 11/01/22)	530	539,174
4.13%, 05/15/21 (Call 02/15/21)	175	178,360
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	250	240,831
Brixmor Operating Partnership LP 3.65%, 06/15/24 (Call 04/15/24)	365	356,819
3.85%, 02/01/25 (Call 11/01/24)	150	146,557
3.88%, 08/15/22 (Call 06/15/22)(a)	470	470,429
3.90%, 03/15/27 (Call 12/15/26)(a)	645	619,967
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	100	98,904
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	692	696,784
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	335	314,860
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	50	48,888
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	125	121,605
3.20%, 09/01/24 (Call 07/01/24)	50	48,507
3.65%, 09/01/27 (Call 06/01/27)	1,337	1,284,316
3.70%, 06/15/26 (Call 03/15/26)	50	48,768
4.45%, 02/15/26 (Call 11/15/25)	80	81,653
4.75%, 05/15/47 (Call 11/15/46)	350	330,619
4.88%, 04/15/22	399	415,489
5.20%, 02/15/49 (Call 08/15/48)	85	84,758
5.25%, 01/15/23 .	1,083	1,143,970
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)(a)	30	27,849
4.00%, 11/15/25 (Call 08/15/25)	207	205,628
4.38%, 02/15/29 (Call 11/15/28)	250	250,292
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	550	531,512
3.95%, 07/01/22 (Call 05/01/22)	75	75,968
4.75%, 10/01/25 (Call 07/01/25)	250	260,202
5.25%, 03/15/21 (Call 12/15/20)	360	371,448
Duke Realty LP 3.63%, 04/15/23 (Call 01/15/23)	50	50,295
4.38%, 06/15/22 (Call 03/15/22)	763	788,994
EPR Properties 4.50%, 04/01/25 (Call 01/01/25)	250	250,469
4.75%, 12/15/26 (Call 09/15/26)	100	100,703
4.95%, 04/15/28 (Call 01/15/28)	125	127,544
5.25%, 07/15/23 (Call 04/15/23)(a)	150	155,990
5.75%, 08/15/22 (Call 05/15/22)	1,195	1,257,787
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	195	185,969
3.25%, 08/01/27 (Call 05/01/27)	75	73,147
3.50%, 03/01/28 (Call 12/01/27)	200	198,017
4.15%, 12/01/28 (Call 09/01/28)(a)	350	363,597
4.50%, 07/01/44 (Call 01/01/44)	300	309,798
4.50%, 06/01/45 (Call 12/01/44)	210	217,139
4.63%, 12/15/21 (Call 09/15/21)	25	25,966
4.75%, 07/15/20 (Call 04/15/20)	350	356,756

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	$70	$69,065
3.50%, 04/01/25 (Call 01/01/25)	175	172,982
3.63%, 05/01/27 (Call 02/01/27)	350	341,815
3.88%, 05/01/24 (Call 02/01/24)	450	454,646
4.50%, 03/15/48 (Call 09/15/47)	100	97,771
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)	360	314,234
4.50%, 12/01/44 (Call 06/01/44)	275	278,711
GLP Capital LP/GLP Financing II Inc. 4.38%, 04/15/21	1,050	1,065,676
5.25%, 06/01/25 (Call 03/01/25)	650	673,068
5.30%, 01/15/29 (Call 10/15/28)	150	152,095
5.38%, 11/01/23 (Call 08/01/23)	400	415,376
5.38%, 04/15/26	225	231,831
5.75%, 06/01/28 (Call 03/03/28)	675	700,474
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	200	197,862
3.40%, 02/01/25 (Call 11/01/24)	145	140,956
3.88%, 08/15/24 (Call 05/17/24)	1,002	1,005,809
4.00%, 12/01/22 (Call 10/01/22)	815	827,624
4.00%, 06/01/25 (Call 03/01/25)	154	154,403
4.20%, 03/01/24 (Call 12/01/23)	350	356,289
4.25%, 11/15/23 (Call 08/15/23)	726	742,132
Healthcare Realty Trust Inc., 3.63%, 01/15/28
(Call 10/15/27)	130	123,241
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	125	120,408
Highwoods Realty LP 4.13%, 03/15/28 (Call 12/15/27)(a)	222	219,726
4.20%, 04/15/29 (Call 01/15/29)	500	494,584
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	75	67,078
4.25%, 02/15/21 (Call 11/15/20)	200	200,082
4.38%, 02/15/30 (Call 08/15/29)	100	90,017
4.50%, 06/15/23 (Call 12/15/22)	575	571,935
5.00%, 08/15/22 (Call 02/15/22)	967	985,914
5.25%, 02/15/26 (Call 08/15/25)	1,127	1,117,253
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	500	489,744
Series E, 4.00%, 06/15/25 (Call 03/15/25)	490	480,285
Series F, 4.50%, 02/01/26 (Call 11/01/25)	135	134,340
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	236,347
Kilroy Realty LP 4.25%, 08/15/29 (Call 05/15/29)	155	153,706
4.75%, 12/15/28 (Call 09/15/28)(a)	500	516,522
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	520	479,821
3.20%, 05/01/21 (Call 03/01/21)	150	149,542
3.30%, 02/01/25 (Call 12/01/24)	571	555,457
3.40%, 11/01/22 (Call 09/01/22)	75	74,787
3.80%, 04/01/27 (Call 01/01/27)(a)	400	392,849
4.25%, 04/01/45 (Call 10/01/44)	197	180,033
4.45%, 09/01/47 (Call 03/01/47)	473	445,374
Lexington Realty Trust, 4.25%, 06/15/23 (Call 03/15/23)(a) .	500	495,856
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	350	332,044
4.38%, 02/01/29 (Call 11/01/28)	250	254,843
4.40%, 02/15/24 (Call 11/15/23)(a)	350	361,929
4.75%, 10/01/20 (Call 07/01/20)	250	254,939

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	$130	$124,915
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	350	330,767
Mid-America Apartments LP 3.95%, 03/15/29 (Call 12/15/28)	330	327,550
4.30%, 10/15/23 (Call 07/15/23)	75	77,124
National Retail Properties Inc. 3.30%, 04/15/23 (Call 01/15/23)(a)	246	243,071
3.60%, 12/15/26 (Call 09/15/26)(a)	450	438,261
3.80%, 10/15/22 (Call 07/15/22)	50	50,544
4.30%, 10/15/28 (Call 07/15/28)	250	254,385
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)	50	49,172
4.25%, 05/15/24 (Call 02/15/24)	1,200	1,128,163
4.50%, 02/01/25 (Call 11/01/24)	175	166,192
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)	590	593,674
4.50%, 04/01/27 (Call 01/01/27)(a)	625	613,293
4.75%, 01/15/28 (Call 10/15/27)(a)	380	380,184
4.95%, 04/01/24 (Call 01/01/24)	25	25,469
5.25%, 01/15/26 (Call 10/15/25)	1,375	1,414,477
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	130	122,877
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)(a)	380	389,625
4.25%, 08/15/23 (Call 05/15/23)(a)	337	351,930
4.38%, 09/15/48 (Call 03/15/48)	50	51,341
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	175	166,035
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	25	23,581
3.25%, 10/15/22 (Call 07/15/22)	510	511,776
3.65%, 01/15/28 (Call 10/15/27)(a)	380	374,618
3.88%, 04/15/25 (Call 02/15/25)	75	76,078
4.13%, 10/15/26 (Call 07/15/26)	120	122,893
4.65%, 08/01/23 (Call 05/01/23)(a)	50	52,570
4.65%, 03/15/47 (Call 09/15/46)	285	297,497
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	255	256,421
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	100	98,765
Retail Properties of America Inc., 4.00%, 03/15/25
(Call 12/15/24)	1,040	986,237
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	25	23,756
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 04/01/19)	100	101,437
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(b)	250	245,851
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	150	134,592
Simon Property Group LP 2.50%, 09/01/20 (Call 06/01/20)(a)	845	840,180
2.63%, 06/15/22 (Call 03/15/22)	425	418,808
2.75%, 02/01/23 (Call 11/01/22)(a)	580	572,194
2.75%, 06/01/23 (Call 03/01/23)(a)	25	24,545
3.25%, 11/30/26 (Call 08/30/26)(a)	500	487,706
3.30%, 01/15/26 (Call 10/15/25)	441	433,463
3.38%, 10/01/24 (Call 07/01/24)	880	883,234
3.38%, 06/15/27 (Call 03/15/27)	475	465,758
4.13%, 12/01/21 (Call 09/01/21)	100	102,610
4.25%, 10/01/44 (Call 04/01/44)	480	475,902
4.25%, 11/30/46 (Call 05/30/46)	20	19,896
6.75%, 02/01/40 (Call 11/01/39)(a)	600	781,271
SITE Centers Corp., 4.63%, 07/15/22 (Call 04/15/22)	65	66,399
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	500	493,826

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Tanger Properties LP, 3.75%, 12/01/24 (Call 09/01/24)	$50	$48,752
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	325	305,208
3.50%, 01/15/28 (Call 10/15/27)	290	278,392
4.63%, 01/10/22 (Call 10/10/21)	455	469,279
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)(a)	175	172,899
3.25%, 10/15/26 (Call 07/15/26)	450	427,622
3.50%, 04/15/24 (Call 03/15/24)	180	179,412
3.75%, 05/01/24 (Call 02/01/24)	500	502,262
3.85%, 04/01/27 (Call 01/01/27)(a)	350	343,021
4.00%, 03/01/28 (Call 12/01/27)	25	24,661
4.13%, 01/15/26 (Call 10/15/25)	270	271,159
4.38%, 02/01/45 (Call 08/01/44)(a)	255	236,153
4.40%, 01/15/29 (Call 10/15/28)	1,400	1,427,311
4.88%, 04/15/49 (Call 10/15/48)	160	159,253
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)	610	584,130
4.60%, 02/06/24 (Call 11/06/23)	550	559,059
4.63%, 11/01/25 (Call 09/01/25)(a)	250	254,804
4.88%, 06/01/26 (Call 03/01/26)	185	188,750
Vornado Realty LP 3.50%, 01/15/25 (Call 11/15/24)	25	24,169
5.00%, 01/15/22 (Call 10/15/21)	200	207,258
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	100	91,235
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	50	49,531
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	100	100,197
3.75%, 03/15/23 (Call 12/15/22)	145	146,719
3.95%, 09/01/23 (Call 08/01/23)(a)	1,400	1,425,753
4.00%, 06/01/25 (Call 03/01/25)	54	54,500
4.25%, 04/01/26 (Call 01/01/26)	225	227,761
4.50%, 01/15/24 (Call 10/15/23)	25	25,886
4.95%, 01/15/21 (Call 10/15/20)	462	474,047
4.95%, 09/01/48 (Call 03/01/48)	135	137,125
5.25%, 01/15/22 (Call 10/15/21)	271	283,546
6.50%, 03/15/41 (Call 09/15/40)	540	637,426
Weyerhaeuser Co. 3.25%, 03/15/23 (Call 12/15/22)	310	306,997
4.63%, 09/15/23(a)	250	257,632
6.88%, 12/15/33	125	151,926
7.38%, 03/15/32	1,312	1,655,530
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	375	370,070

		72,892,943

Retail — 2.4%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	557	566,866
Alimentation Couche-Tard Inc. 2.70%, 07/26/22 (Call 06/26/22)(b)	50	48,507
4.50%, 07/26/47 (Call 01/26/47)(b)	259	234,307
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	280	279,274
3.80%, 11/15/27 (Call 08/15/27)(a)	100	90,259
4.50%, 10/01/25 (Call 07/01/25)	1,000	976,839
AutoZone Inc. 3.13%, 07/15/23 (Call 04/15/23)(a)	150	147,728
3.25%, 04/15/25 (Call 01/15/25)	110	106,535
3.70%, 04/15/22 (Call 01/15/22)	326	330,001
3.75%, 06/01/27 (Call 03/01/27)	433	426,032

Security	Par (000)	Value

Retail (continued)
Best Buy Co. Inc. 4.45%, 10/01/28 (Call 07/01/28)(a)	$550	$532,337
5.50%, 03/15/21 (Call 12/15/20)	275	285,890
Costco Wholesale Corp. 2.15%, 05/18/21 (Call 04/18/21)(a)	680	672,483
2.25%, 02/15/22(a)	370	361,739
2.30%, 05/18/22 (Call 04/18/22)(a)	220	217,488
2.75%, 05/18/24 (Call 03/18/24)	1,048	1,039,864
3.00%, 05/18/27 (Call 02/18/27)(a)	656	641,232
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)(a)	455	439,240
4.55%, 02/15/48 (Call 08/15/47)	25	22,852
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	327	322,372
3.88%, 04/15/27 (Call 01/15/27)	885	871,870
4.15%, 11/01/25 (Call 08/01/25)	210	213,874
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	75	73,678
4.20%, 05/15/28 (Call 02/15/28)	25	23,841
Home Depot Inc. (The) 2.00%, 04/01/21 (Call 03/01/21)	570	562,227
2.13%, 09/15/26 (Call 06/15/26)(a)	150	138,884
2.63%, 06/01/22 (Call 05/01/22)	595	591,830
2.70%, 04/01/23 (Call 01/01/23)	326	325,890
2.80%, 09/14/27 (Call 06/14/27)	25	24,087
3.00%, 04/01/26 (Call 01/01/26)	510	502,276
3.35%, 09/15/25 (Call 06/15/25)	945	958,492
3.50%, 09/15/56 (Call 03/15/56)	232	204,456
3.75%, 02/15/24 (Call 11/15/23)(a)	110	114,096
3.90%, 12/06/28 (Call 09/06/28)	185	191,827
3.90%, 06/15/47 (Call 12/15/46)(a)	177	170,787
4.20%, 04/01/43 (Call 10/01/42)	933	940,066
4.25%, 04/01/46 (Call 10/01/45)	962	979,178
4.40%, 04/01/21 (Call 01/01/21)	1,645	1,693,084
4.40%, 03/15/45 (Call 09/15/44)	419	434,300
4.50%, 12/06/48 (Call 06/06/48)(a)	150	158,660
4.88%, 02/15/44 (Call 08/15/43)	605	667,235
5.40%, 09/15/40 (Call 03/15/40)	75	87,272
5.88%, 12/16/36	898	1,090,139
5.95%, 04/01/41 (Call 10/01/40)	390	482,693
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	458	451,393
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	826	755,077
3.10%, 05/03/27 (Call 02/03/27)	796	751,426
3.12%, 04/15/22 (Call 01/15/22)	310	309,624
3.13%, 09/15/24 (Call 06/15/24)	179	174,027
3.38%, 09/15/25 (Call 06/15/25)	325	317,129
3.70%, 04/15/46 (Call 10/15/45)	380	321,772
3.75%, 04/15/21 (Call 01/15/21)	50	50,672
4.05%, 05/03/47 (Call 11/03/46)(a)	472	421,527
4.25%, 09/15/44 (Call 03/15/44)	260	239,423
4.38%, 09/15/45 (Call 03/15/45)	500	463,537
4.63%, 04/15/20 (Call 10/15/19)	152	153,665
4.65%, 04/15/42 (Call 10/15/41)	800	773,504
5.00%, 09/15/43 (Call 03/15/43)	270	266,596
6.50%, 03/15/29	365	432,516
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(a)	281	261,626
3.63%, 06/01/24 (Call 03/01/24)(a)	450	423,109
3.88%, 01/15/22 (Call 10/15/21)	685	687,043

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.30%, 02/15/43 (Call 08/15/42)	$425	$310,984
4.38%, 09/01/23 (Call 06/01/23)	100	98,446
4.50%, 12/15/34 (Call 06/15/34)	64	52,788
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	375	372,202
2.63%, 01/15/22	946	938,509
2.75%, 12/09/20 (Call 11/09/20)(a)	862	860,626
3.25%, 06/10/24	830	828,644
3.38%, 05/26/25 (Call 02/26/25)(a)	880	875,539
3.50%, 03/01/27 (Call 12/01/26)(a)	675	666,624
3.63%, 05/20/21	30	30,406
3.70%, 01/30/26 (Call 10/30/25)	685	689,332
3.70%, 02/15/42	420	373,049
3.80%, 04/01/28 (Call 01/01/28)	150	149,823
4.45%, 03/01/47 (Call 09/01/46)	310	301,711
4.60%, 05/26/45 (Call 11/26/44)	635	627,821
4.70%, 12/09/35 (Call 06/09/35)	435	447,562
4.88%, 12/09/45 (Call 06/09/45)	688	709,440
6.30%, 10/15/37	456	546,250
6.30%, 03/01/38	625	742,744
Nordstrom Inc. 4.00%, 03/15/27 (Call 12/15/26)	95	90,825
5.00%, 01/15/44 (Call 07/15/43)	465	397,869
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)	50	48,726
4.63%, 09/15/21 (Call 06/15/21)(a)	252	260,096
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	280	276,022
2.45%, 06/15/26 (Call 03/15/26)	355	326,832
2.70%, 06/15/22 (Call 04/15/22)	200	198,180
3.10%, 03/01/23 (Call 02/01/23)	200	199,519
3.50%, 03/01/28 (Call 12/01/27)	125	122,048
3.75%, 12/01/47 (Call 06/01/47)	367	314,362
3.80%, 08/15/25 (Call 06/15/25)	1,075	1,090,889
3.85%, 10/01/23 (Call 07/01/23)	826	846,614
4.00%, 11/15/28 (Call 08/15/28)(a)	830	843,571
4.50%, 11/15/48 (Call 05/15/48)	300	289,260
Tapestry Inc. 4.13%, 07/15/27 (Call 04/15/27)	530	493,085
4.25%, 04/01/25 (Call 01/01/25)	275	266,955
Target Corp. 2.50%, 04/15/26(a)	755	718,690
2.90%, 01/15/22	280	281,642
3.50%, 07/01/24	565	579,446
3.63%, 04/15/46	1,071	963,379
3.90%, 11/15/47 (Call 05/15/47)	550	518,187
4.00%, 07/01/42	275	266,571
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	984	908,731
2.50%, 05/15/23 (Call 02/15/23)	300	294,073
2.75%, 06/15/21 (Call 04/15/21)	150	149,596
Walgreen Co. 3.10%, 09/15/22	480	478,489
4.40%, 09/15/42	175	157,300
Walgreens Boots Alliance Inc. 3.30%, 11/18/21 (Call 09/18/21)	525	527,871
3.45%, 06/01/26 (Call 03/01/26)	625	598,747
3.80%, 11/18/24 (Call 08/18/24)	550	551,921
4.50%, 11/18/34 (Call 05/18/34)	380	367,850
4.80%, 11/18/44 (Call 05/18/44)	1,437	1,341,963

Security	Par (000)	Value

Retail (continued)
Walmart Inc. 2.55%, 04/11/23 (Call 01/11/23)(a)	$1,240	$1,229,129
2.65%, 12/15/24 (Call 10/15/24)	750	738,778
2.85%, 06/23/20	250	250,617
3.13%, 06/23/21	470	474,657
3.30%, 04/22/24 (Call 01/22/24)	1,325	1,348,636
3.40%, 06/26/23 (Call 05/26/23)	1,345	1,370,876
3.55%, 06/26/25 (Call 04/26/25)	575	590,649
3.63%, 07/08/20	135	136,777
3.63%, 12/15/47 (Call 06/15/47)(a)	850	796,099
3.70%, 06/26/28 (Call 03/26/28)	1,357	1,390,943
3.95%, 06/28/38 (Call 12/28/37)	1,030	1,032,670
4.00%, 04/11/43 (Call 10/11/42)	425	423,040
4.05%, 06/29/48 (Call 12/29/47)	1,050	1,059,127
4.30%, 04/22/44 (Call 10/22/43)	400	418,044
4.75%, 10/02/43 (Call 04/02/43)	240	260,999
4.88%, 07/08/40	500	558,512
5.25%, 09/01/35	500	584,344
5.63%, 04/01/40	415	503,029
5.63%, 04/15/41	900	1,096,370

		65,151,358

Savings & Loans — 0.1%
Nationwide Building Society 3.77%, 03/08/24 (Call 03/08/23)(b)(d)(e)	1,000	982,476
3.90%, 07/21/25(b)	200	200,035
4.00%, 09/14/26(a)(b)	200	186,711
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(d)(e)	1,325	1,210,161
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(d)(e)	300	292,757
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(d)(e)	500	501,675

		3,373,815

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	350	367,205
Analog Devices Inc. 2.95%, 01/12/21	1,085	1,080,022
3.13%, 12/05/23 (Call 10/05/23)	1,335	1,307,549
3.50%, 12/05/26 (Call 09/05/26)	562	540,206
5.30%, 12/15/45 (Call 06/15/45)(a)	250	261,618
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)(a)	200	199,075
3.30%, 04/01/27 (Call 01/01/27)(a)	360	355,729
3.90%, 10/01/25 (Call 07/01/25)	825	850,639
4.30%, 06/15/21	275	283,007
4.35%, 04/01/47 (Call 10/01/46)(a)	515	516,172
5.10%, 10/01/35 (Call 04/01/35)	100	109,696
5.85%, 06/15/41	320	383,703
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	25	24,419
2.65%, 01/15/23 (Call 12/15/22)	75	71,464
3.00%, 01/15/22 (Call 12/15/21)	2,050	2,013,032
3.13%, 01/15/25 (Call 11/15/24)	770	714,022
3.50%, 01/15/28 (Call 10/15/27)(a)	800	708,677
3.63%, 01/15/24 (Call 11/15/23)	1,635	1,587,827
3.88%, 01/15/27 (Call 10/15/26)	1,355	1,254,062
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	675	659,988
1.85%, 05/11/20	250	247,521
2.35%, 05/11/22 (Call 04/11/22)	454	448,494
2.45%, 07/29/20(a)	500	498,519
2.60%, 05/19/26 (Call 02/19/26)	923	884,729

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.70%, 12/15/22	$538	$536,017
2.88%, 05/11/24 (Call 03/11/24)(a)	1,100	1,090,194
3.10%, 07/29/22	570	576,570
3.15%, 05/11/27 (Call 02/11/27)	546	541,938
3.30%, 10/01/21	923	937,922
3.70%, 07/29/25 (Call 04/29/25)(a)	695	715,393
3.73%, 12/08/47 (Call 06/08/47)(a)	1,511	1,437,798
4.00%, 12/15/32	25	26,516
4.10%, 05/19/46 (Call 11/19/45)	931	930,888
4.10%, 05/11/47 (Call 11/11/46)	465	468,236
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	260	264,758
4.65%, 11/01/24 (Call 08/01/24)	1,065	1,117,450
Lam Research Corp. 2.80%, 06/15/21 (Call 05/15/21)	125	124,164
3.75%, 03/15/26 (Call 01/15/26)	40	40,028
3.80%, 03/15/25 (Call 12/15/24)	375	378,953
4.00%, 03/15/29 (Call 12/15/28)	70	70,019
4.88%, 03/15/49 (Call 09/15/48)	45	45,160
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)(a)	175	176,188
Maxim Integrated Products Inc. 3.38%, 03/15/23 (Call 12/15/22)	347	345,764
3.45%, 06/15/27 (Call 03/15/27)	75	70,157
Microchip Technology Inc. 3.92%, 06/01/21(a)(b)	1,000	996,697
4.33%, 06/01/23 (Call 05/01/23)(a)(b)	425	422,127
Micron Technology Inc. 4.64%, 02/06/24 (Call 01/06/24)	100	100,686
5.33%, 02/06/29 (Call 11/06/28)	250	250,447
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	685	673,214
3.20%, 09/16/26 (Call 06/16/26)	800	779,817
NXP BV/NXP Funding LLC 4.13%, 06/01/21(b)	500	503,575
4.88%, 03/01/24 (Call 02/01/24)(b)	180	185,036
5.35%, 03/01/26 (Call 01/01/26)(b)	275	288,714
5.55%, 12/01/28 (Call 09/01/28)(a)(b)	385	408,035
QUALCOMM Inc. 2.25%, 05/20/20	630	624,613
2.60%, 01/30/23 (Call 12/30/22)	670	651,195
2.90%, 05/20/24 (Call 03/20/24)	565	546,447
3.00%, 05/20/22	1,312	1,307,161
3.25%, 05/20/27 (Call 02/20/27)	1,270	1,205,987
3.45%, 05/20/25 (Call 02/20/25)(a)	306	300,851
4.30%, 05/20/47 (Call 11/20/46)	815	731,108
4.65%, 05/20/35 (Call 11/20/34)	650	635,694
4.80%, 05/20/45 (Call 11/20/44)	965	929,013
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	274	270,896
2.25%, 05/01/23 (Call 02/01/23)	60	58,661
2.90%, 11/03/27 (Call 08/03/27)	220	212,077
4.15%, 05/15/48 (Call 11/15/47)(a)	500	509,825
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	638	623,694
3.00%, 03/15/21	140	139,108

		38,616,166

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	100	94,680

Security	Par (000)	Value

Software — 2.2%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	$199	$194,536
2.60%, 06/15/22 (Call 05/15/22)	200	195,418
3.40%, 09/15/26 (Call 06/15/26)(a)	1,155	1,102,304
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	355	357,605
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	474	446,826
4.38%, 06/15/25 (Call 03/15/25)	295	299,528
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	125	124,238
4.50%, 08/15/23 (Call 05/15/23)	300	301,103
4.70%, 03/15/27 (Call 12/15/26)	106	102,097
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	150	151,873
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	600	575,330
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	150	152,041
4.80%, 03/01/26 (Call 12/01/25)	200	209,832
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	275	267,409
3.00%, 08/15/26 (Call 05/15/26)	584	544,605
3.50%, 04/15/23 (Call 01/15/23)	25	24,845
3.63%, 10/15/20 (Call 09/15/20)	825	830,651
3.88%, 06/05/24 (Call 03/05/24)	200	200,714
4.50%, 10/15/22 (Call 08/15/22)	75	77,208
4.50%, 08/15/46 (Call 02/15/46)(a)	260	236,180
5.00%, 10/15/25 (Call 07/15/25)	355	374,050
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	125	116,225
Fiserv Inc. 3.50%, 10/01/22 (Call 07/01/22)	187	187,684
3.80%, 10/01/23 (Call 09/01/23)	250	251,219
4.75%, 06/15/21	100	102,498
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)(a)	1,650	1,607,336
2.00%, 11/03/20 (Call 10/03/20)	420	415,736
2.00%, 08/08/23 (Call 06/08/23)(a)	500	483,876
2.13%, 11/15/22(a)	300	294,537
2.38%, 02/12/22 (Call 01/12/22)	1,175	1,165,470
2.38%, 05/01/23 (Call 02/01/23)	520	513,424
2.40%, 02/06/22 (Call 01/06/22)	605	600,292
2.40%, 08/08/26 (Call 05/08/26)	1,506	1,429,811
2.65%, 11/03/22 (Call 09/03/22)	385	383,968
2.70%, 02/12/25 (Call 11/12/24)	920	905,833
2.88%, 02/06/24 (Call 12/06/23)	835	834,826
3.00%, 10/01/20(a)	880	884,970
3.13%, 11/03/25 (Call 08/03/25)	1,770	1,782,549
3.30%, 02/06/27 (Call 11/06/26)(a)	1,474	1,481,349
3.45%, 08/08/36 (Call 02/08/36)	1,769	1,716,978
3.50%, 02/12/35 (Call 08/12/34)	555	542,847
3.50%, 11/15/42	350	329,993
3.63%, 12/15/23 (Call 09/15/23)	795	824,558
3.70%, 08/08/46 (Call 02/08/46)	1,535	1,498,057
3.75%, 05/01/43 (Call 11/01/42)	185	180,905
3.75%, 02/12/45 (Call 08/12/44)	332	325,709
3.95%, 08/08/56 (Call 02/08/56)	400	392,606
4.00%, 02/12/55 (Call 08/12/54)	660	654,352
4.10%, 02/06/37 (Call 08/06/36)	865	904,702
4.20%, 11/03/35 (Call 05/03/35)	775	820,196
4.45%, 11/03/45 (Call 05/03/45)	1,600	1,742,134
4.50%, 02/06/57 (Call 08/06/56)	707	775,215

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.75%, 11/03/55 (Call 05/03/55)	$460	$520,495
5.20%, 06/01/39	500	590,340
5.30%, 02/08/41	1,062	1,272,655
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	1,080	1,146,052
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)(a)	1,835	1,792,722
2.40%, 09/15/23 (Call 07/15/23)	553	537,649
2.50%, 05/15/22 (Call 03/15/22)	1,587	1,566,982
2.50%, 10/15/22	700	690,052
2.63%, 02/15/23 (Call 01/15/23)	100	98,737
2.65%, 07/15/26 (Call 04/15/26)	1,465	1,391,863
2.80%, 07/08/21	495	495,509
2.95%, 11/15/24 (Call 09/15/24)	1,358	1,342,178
2.95%, 05/15/25 (Call 02/15/25)	780	766,220
3.25%, 11/15/27 (Call 08/15/27)	1,286	1,266,794
3.25%, 05/15/30 (Call 02/15/30)	649	622,822
3.40%, 07/08/24 (Call 04/08/24)	575	582,163
3.63%, 07/15/23	450	462,417
3.80%, 11/15/37 (Call 05/15/37)	1,055	1,011,624
3.85%, 07/15/36 (Call 01/15/36)	935	905,867
3.88%, 07/15/20	100	101,501
3.90%, 05/15/35 (Call 11/15/34)	515	505,238
4.00%, 07/15/46 (Call 01/15/46)	759	725,908
4.00%, 11/15/47 (Call 05/15/47)	900	857,050
4.13%, 05/15/45 (Call 11/15/44)	600	582,602
4.30%, 07/08/34 (Call 01/08/34)	1,358	1,411,753
4.38%, 05/15/55 (Call 11/15/54)	300	299,046
4.50%, 07/08/44 (Call 01/08/44)	582	602,250
5.38%, 07/15/40	1,061	1,211,181
6.13%, 07/08/39	308	380,795
6.50%, 04/15/38	630	806,527
VMware Inc. 2.30%, 08/21/20	1,000	987,649
2.95%, 08/21/22 (Call 07/21/22)	665	651,385
3.90%, 08/21/27 (Call 05/21/27)	610	569,411

		57,673,685

Telecommunications — 4.0%
America Movil SAB de CV 3.13%, 07/16/22	450	447,750
4.38%, 07/16/42(a)	450	449,888
6.13%, 11/15/37	200	236,937
6.13%, 03/30/40	1,675	2,025,008
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	660	655,349
2.63%, 12/01/22 (Call 09/01/22)	417	407,677
2.80%, 02/17/21 (Call 01/17/21)	707	702,585
3.00%, 02/15/22	275	273,644
3.00%, 06/30/22 (Call 04/30/22)(a)	785	778,821
3.20%, 03/01/22 (Call 02/01/22)	330	329,870
3.40%, 05/15/25 (Call 02/15/25)	1,505	1,467,586
3.60%, 02/17/23 (Call 12/17/22)(a)	530	533,392
3.80%, 03/15/22(a)	854	867,468
3.80%, 03/01/24 (Call 01/01/24)(a)	810	816,740
3.88%, 08/15/21	2,288	2,327,071
3.90%, 03/11/24 (Call 12/11/23)(a)	700	709,554
3.95%, 01/15/25 (Call 10/15/24)	775	777,296
4.10%, 02/15/28 (Call 11/15/27)	1,268	1,249,567
4.13%, 02/17/26 (Call 11/17/25)	1,470	1,471,408
4.25%, 03/01/27 (Call 12/01/26)	760	760,394
4.30%, 02/15/30 (Call 11/15/29)	1,734	1,702,256

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$600	$525,476
4.35%, 03/01/29 (Call 12/01/28)	245	244,017
4.35%, 06/15/45 (Call 12/15/44)	1,150	1,001,736
4.45%, 05/15/21	341	350,496
4.45%, 04/01/24 (Call 01/01/24)	640	662,820
4.50%, 05/15/35 (Call 11/15/34)	845	795,962
4.50%, 03/09/48 (Call 09/09/47)	1,693	1,504,803
4.55%, 03/09/49 (Call 09/09/48)(a)	1,337	1,196,180
4.60%, 02/15/21 (Call 11/15/20)(a)	350	358,585
4.75%, 05/15/46 (Call 11/15/45)	985	914,471
4.80%, 06/15/44 (Call 12/15/43)	1,115	1,046,633
4.85%, 03/01/39 (Call 09/01/38)	790	754,837
4.90%, 08/15/37 (Call 02/14/37)	1,000	964,362
5.00%, 03/01/21	435	453,619
5.15%, 03/15/42	1,011	984,411
5.15%, 11/15/46 (Call 05/15/46)	1,050	1,024,777
5.15%, 02/15/50 (Call 08/14/49)(a)	250	242,111
5.20%, 03/15/20	500	511,577
5.25%, 03/01/37 (Call 09/01/36)	1,495	1,505,479
5.35%, 09/01/40	300	300,932
5.45%, 03/01/47 (Call 09/01/46)(a)	900	914,688
5.55%, 08/15/41	218	223,216
5.65%, 02/15/47 (Call 08/15/46)	410	426,381
5.70%, 03/01/57 (Call 09/01/56)	545	555,652
6.00%, 08/15/40 (Call 05/15/40)	740	795,082
6.38%, 03/01/41	392	434,892
7.13%, 03/15/26	350	402,774
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	80	79,969
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	425	398,387
British Telecommunications PLC 4.50%, 12/04/23 (Call 11/04/23)(a)	400	412,604
5.13%, 12/04/28 (Call 09/04/28)(a)	200	207,337
9.63%, 12/15/30	1,442	2,014,460
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	1,640	1,603,023
2.20%, 02/28/21	1,480	1,465,286
2.20%, 09/20/23 (Call 07/20/23)	440	428,808
2.45%, 06/15/20(a)	330	329,008
2.50%, 09/20/26 (Call 06/20/26)	672	638,808
2.60%, 02/28/23(a)	300	298,235
2.90%, 03/04/21(a)	650	651,856
2.95%, 02/28/26(a)	561	548,405
3.00%, 06/15/22	243	245,001
3.50%, 06/15/25	375	382,504
3.63%, 03/04/24(a)	365	378,038
5.50%, 01/15/40	1,123	1,373,399
5.90%, 02/15/39	820	1,047,401
Deutsche Telekom International Finance BV 2.82%, 01/19/22 (Call 12/19/21)(b)	75	74,053
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	370	374,751
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	500	491,880
4.88%, 03/06/42(a)(b)	1,650	1,645,976
8.75%, 06/15/30	976	1,308,532
9.25%, 06/01/32	95	135,349
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	225	222,294
Juniper Networks Inc. 4.35%, 06/15/25 (Call 03/15/25)	175	174,563
4.50%, 03/15/24	50	51,203
5.95%, 03/15/41	260	250,967

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Koninklijke KPN NV, 8.38%, 10/01/30	$625	$752,636
Motorola Solutions Inc. 3.50%, 03/01/23	195	192,424
3.75%, 05/15/22	517	519,315
4.60%, 02/23/28 (Call 11/23/27)	825	810,191
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	1,000	983,750
Orange SA 5.38%, 01/13/42	300	325,024
5.50%, 02/06/44 (Call 08/06/43)	260	285,983
9.00%, 03/01/31	816	1,144,456
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	25	23,362
3.00%, 03/15/23 (Call 12/15/22)	25	24,870
3.63%, 12/15/25 (Call 09/15/25)	770	768,661
4.50%, 03/15/43 (Call 09/15/42)(a)	400	394,189
5.00%, 03/15/44 (Call 09/15/43)	903	956,590
7.50%, 08/15/38	50	65,953
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	445	382,918
Telefonica Emisiones SA, 5.46%, 02/16/21	741	772,006
Telefonica Emisiones SAU 4.10%, 03/08/27(a)	1,300	1,279,122
4.57%, 04/27/23	800	833,864
4.67%, 03/06/38	710	650,007
4.90%, 03/06/48(a)	500	460,300
5.21%, 03/08/47	1,135	1,087,092
5.52%, 03/01/49 (Call 09/01/48)	250	249,626
7.05%, 06/20/36	383	450,597
Telefonica Europe BV, 8.25%, 09/15/30	370	477,778
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)(a)	445	415,210
4.60%, 11/16/48 (Call 05/16/48)(a)	25	25,077
Verizon Communications Inc. 1.75%, 08/15/21	100	98,393
2.45%, 11/01/22 (Call 08/01/22)	277	272,147
2.63%, 08/15/26	1,650	1,539,452
3.13%, 03/16/22	70	70,267
3.38%, 02/15/25	1,978	1,979,360
3.50%, 11/01/21(a)	100	101,577
3.50%, 11/01/24 (Call 08/01/24)	1,059	1,069,961
3.85%, 11/01/42 (Call 05/01/42)	700	626,637
3.88%, 02/08/29 (Call 11/08/28)(a)	220	219,497
4.02%, 12/03/29(b)	907	905,638
4.13%, 03/16/27	1,410	1,444,254
4.13%, 08/15/46	1,460	1,336,411
4.15%, 03/15/24 (Call 12/15/23)	50	52,072
4.27%, 01/15/36	520	507,514
4.33%, 09/21/28(a)	1,467	1,518,994
4.40%, 11/01/34 (Call 05/01/34)	976	977,805
4.50%, 08/10/33	1,725	1,757,283
4.52%, 09/15/48(a)	950	928,951
4.60%, 04/01/21	250	258,185
4.67%, 03/15/55	1,530	1,487,989
4.81%, 03/15/39(a)	1,213	1,244,500
4.86%, 08/21/46	1,415	1,454,862
5.01%, 04/15/49	1,573	1,646,515
5.01%, 08/21/54	1,850	1,897,719
5.15%, 09/15/23	575	624,258
5.25%, 03/16/37	1,763	1,919,185
5.50%, 03/16/47	940	1,044,880
6.55%, 09/15/43	1,026	1,268,557

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC 2.50%, 09/26/22	$1,046	$1,022,822
2.95%, 02/19/23	733	717,018
3.75%, 01/16/24	1,185	1,181,074
4.13%, 05/30/25(a)	1,370	1,371,425
4.38%, 05/30/28	1,350	1,336,631
4.38%, 02/19/43	400	343,063
5.00%, 05/30/38	865	819,782
5.25%, 05/30/48(a)	1,150	1,095,974
6.15%, 02/27/37	1,055	1,130,990
6.25%, 11/30/32	241	269,279
7.88%, 02/15/30	250	310,937

		107,501,186

Textiles — 0.1%
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)	25	24,906
3.25%, 06/01/22 (Call 03/01/22)	470	471,802
3.70%, 04/01/27 (Call 01/01/27)	1,053	1,052,894
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	250	252,454

		1,802,056

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	105	104,499
3.50%, 09/15/27 (Call 06/15/27)(a)	800	741,842
5.10%, 05/15/44 (Call 11/15/43)	175	154,026

		1,000,367

Transportation — 1.8%
AP Moller — Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	500	481,125
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	347	346,506
3.00%, 04/01/25 (Call 01/01/25)	350	345,029
3.05%, 03/15/22 (Call 12/15/21)	312	312,616
3.05%, 09/01/22 (Call 06/01/22)	585	587,298
3.25%, 06/15/27 (Call 03/15/27)(a)	25	24,866
3.45%, 09/15/21 (Call 06/15/21)	300	303,076
3.65%, 09/01/25 (Call 06/01/25)	210	214,983
3.75%, 04/01/24 (Call 01/01/24)	531	547,441
3.85%, 09/01/23 (Call 06/01/23)	326	337,511
3.90%, 08/01/46 (Call 02/01/46)	450	433,798
4.05%, 06/15/48 (Call 12/15/47)	74	72,720
4.10%, 06/01/21 (Call 03/01/21)	60	61,556
4.13%, 06/15/47 (Call 12/15/46)	155	153,919
4.15%, 04/01/45 (Call 10/01/44)	775	777,498
4.15%, 12/15/48 (Call 06/15/48)(a)	150	151,094
4.38%, 09/01/42 (Call 03/01/42)	535	550,673
4.40%, 03/15/42 (Call 09/15/41)	400	413,938
4.45%, 03/15/43 (Call 09/15/42)	560	582,539
4.55%, 09/01/44 (Call 03/01/44)	940	987,159
4.90%, 04/01/44 (Call 10/01/43)	687	756,818
4.95%, 09/15/41 (Call 03/15/41)	110	121,470
5.15%, 09/01/43 (Call 03/01/43)(a)	200	226,648
5.40%, 06/01/41 (Call 12/01/40)	397	456,998
5.75%, 05/01/40 (Call 11/01/39)	242	291,257
6.15%, 05/01/37	37	45,395
7.95%, 08/15/30	339	467,364
Canadian National Railway Co. 2.25%, 11/15/22 (Call 08/15/22)	80	77,242
2.95%, 11/21/24 (Call 08/21/24)	450	444,272

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.20%, 08/02/46 (Call 02/02/46)	$65	$57,175
3.65%, 02/03/48 (Call 08/03/47)(a)	125	120,043
6.25%, 08/01/34	71	91,037
6.38%, 11/15/37	250	319,532
Cie. de Chemin de Fer Canadien Pacifique 2.90%, 02/01/25 (Call 11/01/24)	1,065	1,030,716
4.00%, 06/01/28 (Call 03/01/28)	125	128,096
4.80%, 09/15/35 (Call 03/15/35)	270	285,355
4.80%, 08/01/45 (Call 02/01/45)	25	26,544
5.95%, 05/15/37	227	266,633
6.13%, 09/15/15 (Call 03/15/15)	425	494,168
7.13%, 10/15/31	400	509,438
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)	52	48,167
3.25%, 06/01/27 (Call 03/01/27)	331	318,194
3.35%, 11/01/25 (Call 08/01/25)(a)	450	444,004
3.40%, 08/01/24 (Call 05/01/24)	250	250,891
3.70%, 10/30/20 (Call 07/30/20)	200	201,964
3.70%, 11/01/23 (Call 08/01/23)	360	366,659
3.80%, 03/01/28 (Call 12/01/27)	656	653,788
3.80%, 11/01/46 (Call 05/01/46)	430	385,950
3.95%, 05/01/50 (Call 11/01/49)	507	456,894
4.10%, 03/15/44 (Call 09/15/43)	377	355,611
4.25%, 06/01/21 (Call 03/01/21)	130	132,610
4.25%, 03/15/29 (Call 12/15/28)	275	283,228
4.25%, 11/01/66 (Call 05/01/66)(a)	50	43,119
4.30%, 03/01/48 (Call 09/01/47)	15	14,522
4.40%, 03/01/43 (Call 09/01/42)	300	292,674
4.50%, 03/15/49 (Call 09/15/48)	155	153,021
4.75%, 05/30/42 (Call 11/30/41)(a)	350	358,903
4.75%, 11/15/48 (Call 05/15/48)	85	87,619
5.50%, 04/15/41 (Call 10/15/40)	50	55,463
6.00%, 10/01/36	150	173,322
6.15%, 05/01/37	352	416,920
6.22%, 04/30/40	477	568,797
FedEx Corp. 2.63%, 08/01/22	611	600,585
3.30%, 03/15/27 (Call 12/15/26)	265	254,268
3.40%, 02/15/28 (Call 11/15/27)	579	555,073
3.88%, 08/01/42(a)	50	42,699
4.00%, 01/15/24	1,051	1,081,809
4.10%, 04/15/43	750	661,413
4.10%, 02/01/45	255	222,300
4.20%, 10/17/28 (Call 07/17/28)(a)	250	255,046
4.40%, 01/15/47 (Call 07/15/46)	670	610,461
4.55%, 04/01/46 (Call 10/01/45)	590	551,372
4.75%, 11/15/45 (Call 05/15/45)	739	712,652
4.90%, 01/15/34	25	26,301
4.95%, 10/17/48 (Call 04/17/48)(a)	150	148,828
5.10%, 01/15/44	250	252,329
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	250	249,488
3.88%, 03/01/26 (Call 01/01/26)	250	249,432
Kansas City Southern 3.00%, 05/15/23 (Call 02/15/23)(a)	300	294,091
4.95%, 08/15/45 (Call 02/15/45)	200	205,336
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	100	97,882
Norfolk Southern Corp. 2.90%, 06/15/26 (Call 03/15/26)	105	101,033
3.00%, 04/01/22 (Call 01/01/22)(a)	330	327,900

Security	Par (000)	Value

Transportation (continued)
3.15%, 06/01/27 (Call 03/01/27)	$15	$14,464
3.25%, 12/01/21 (Call 09/01/21)	495	495,508
3.65%, 08/01/25 (Call 06/01/25)	70	70,871
3.80%, 08/01/28 (Call 05/01/28)	1,250	1,258,571
3.94%, 11/01/47 (Call 05/01/47)	368	343,588
3.95%, 10/01/42 (Call 04/01/42)	150	140,560
4.45%, 06/15/45 (Call 12/15/44)	885	887,426
4.65%, 01/15/46 (Call 07/15/45)	295	303,257
4.84%, 10/01/41	287	301,103
5.10%, 08/01/18 (Call 02/01/18)	50	50,048
5.59%, 05/17/25	275	306,040
Norfolk Southern Railway Co., 9.75%, 06/15/20	350	379,368
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	50	48,372
2.80%, 03/01/22 (Call 02/01/22)	25	24,518
3.40%, 03/01/23 (Call 02/01/23)	240	238,409
3.50%, 06/01/21	75	75,315
3.65%, 03/18/24 (Call 02/18/24)	300	299,631
3.75%, 06/09/23 (Call 05/09/23)(a)	75	75,458
3.88%, 12/01/23 (Call 11/01/23)	825	835,428
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	500	513,960
Union Pacific Corp. 2.25%, 06/19/20 (Call 05/19/20)	700	694,881
2.75%, 03/01/26 (Call 12/01/25)(a)	575	547,979
2.95%, 03/01/22	95	95,001
3.00%, 04/15/27 (Call 01/15/27)(a)	300	286,255
3.25%, 08/15/25 (Call 05/15/25)(a)	475	472,284
3.38%, 02/01/35 (Call 08/01/34)	325	293,491
3.75%, 07/15/25 (Call 05/15/25)	25	25,519
3.80%, 10/01/51 (Call 04/01/51)	1,300	1,150,895
3.88%, 02/01/55 (Call 08/01/54)	500	430,730
3.95%, 09/10/28 (Call 06/10/28)	1,375	1,405,623
4.00%, 04/15/47 (Call 10/15/46)	250	231,670
4.05%, 11/15/45 (Call 05/15/45)	75	70,067
4.10%, 09/15/67 (Call 03/15/67)	105	90,595
4.15%, 01/15/45 (Call 07/15/44)	450	422,354
4.16%, 07/15/22 (Call 04/15/22)	929	962,727
4.25%, 04/15/43 (Call 10/15/42)	25	23,857
4.30%, 03/01/49 (Call 09/01/48)	160	156,650
4.38%, 09/10/38 (Call 03/10/38)	650	648,219
4.38%, 11/15/65 (Call 05/15/65)	170	154,497
4.50%, 09/10/48 (Call 03/10/48)	725	727,908
4.75%, 09/15/41 (Call 03/15/41)	100	102,454
4.80%, 09/10/58 (Call 03/10/58)	20	20,597
6.63%, 02/01/29	25	30,445
United Parcel Service Inc. 2.05%, 04/01/21	140	137,983
2.40%, 11/15/26 (Call 08/15/26)(a)	180	168,992
2.45%, 10/01/22	495	490,635
2.50%, 04/01/23 (Call 03/01/23)	500	491,442
2.80%, 11/15/24 (Call 09/15/24)	525	517,323
3.05%, 11/15/27 (Call 08/15/27)	456	445,000
3.13%, 01/15/21	531	534,807
3.40%, 11/15/46 (Call 05/15/46)	265	230,873
3.75%, 11/15/47 (Call 05/15/47)(a)	885	817,716
4.88%, 11/15/40 (Call 05/15/40)	50	54,728
6.20%, 01/15/38	946	1,176,793

		48,237,049

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.2%
Aviation Capital Group LLC 3.50%, 11/01/27 (Call 07/01/27)(b)	$75	$69,517
4.13%, 08/01/25 (Call 06/01/25)(a)(b)	500	488,707
4.88%, 10/01/25 (Call 07/01/25)(b)	50	50,766
GATX Corp. 3.25%, 09/15/26 (Call 06/15/26)	50	46,225
3.50%, 03/15/28 (Call 12/15/27)	155	143,627
3.85%, 03/30/27 (Call 12/30/26)	247	237,887
3.90%, 03/30/23(a)	100	99,700
4.35%, 02/15/24 (Call 01/15/24)	495	502,493
4.50%, 03/30/45 (Call 09/30/44)	140	124,937
4.55%, 11/07/28 (Call 08/07/28)(a)	280	278,683
4.70%, 04/01/29 (Call 01/01/29)	250	253,295
4.85%, 06/01/21	150	153,986
5.20%, 03/15/44 (Call 09/15/43)	150	149,364
Penske Truck Leasing Co. Lp/PTL Finance Corp., 3.65%, 07/29/21 (Call 06/29/21)(b)	115	115,665
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.70%, 03/14/23 (Call 02/14/23)(b)	75	71,872
3.38%, 02/01/22 (Call 12/01/21)(a)(b)	125	124,003
3.40%, 11/15/26 (Call 08/15/26)(b)	300	277,798
3.90%, 02/01/24 (Call 01/01/24)(b)	1,000	992,577
4.13%, 08/01/23 (Call 07/01/23)(b)	1,010	1,018,423
4.20%, 04/01/27 (Call 01/01/27)(b)	100	97,640
4.25%, 01/17/23(b)	100	101,447
4.45%, 01/29/26 (Call 11/29/25)(b)	250	250,084

		5,648,696

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/28 (Call 06/01/28)	350	352,934
2.95%, 09/01/27 (Call 06/01/27)	385	366,028
3.40%, 03/01/25 (Call 12/01/24)	335	333,860
3.75%, 09/01/47 (Call 03/01/47)(a)	1,010	935,928
3.85%, 03/01/24 (Call 12/01/23)	1,095	1,121,557
4.20%, 09/01/48 (Call 03/01/48)	50	49,557
6.59%, 10/15/37	452	574,138
United Utilities PLC, 6.88%, 08/15/28	150	175,649

		3,909,651

Total Corporate Bonds & Notes — 96.7% (Cost: $2,602,548,138)		2,589,360,454

Foreign Government Obligations(g)

South Korea — 0.2%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	360	394,043

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Gas Corp., 3.13%, 07/20/27(b)	$1,635	$1,569,162
Korea Hydro & Nuclear Power Co. Ltd. 3.13%, 07/25/27(a)(b)	330	314,896
3.75%, 07/25/23(b)	2,000	2,030,984
Korea National Oil Corp. 3.38%, 03/27/27(b)	1,000	979,562
4.00%, 01/23/24(b)	1,000	1,029,184

		6,317,831

Total Foreign Government Obligations — 0.2% (Cost: $6,181,743)		6,317,831

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(h)(i)(j)	298,764	298,883,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(h)(i)	60,825	60,824,773

		359,707,978

Total Short-Term Investments — 13.4% (Cost: $359,621,510)		359,707,978

Total Investments in Securities — 110.3% (Cost: $2,968,351,391)		2,955,386,263

Other Assets, Less Liabilities — (10.3)%		(275,902,092)

Net Assets — 100.0%		$2,679,484,171

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Perpetual security with no stated maturity date.
(g)	Investments are denominated in U.S. dollars.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	206,509	92,255	(b)	—	298,764	$298,883,205	$698,028	(c)	$(3,826)		$81,394
BlackRock Cash Funds: Treasury, SL Agency Shares	8,621	52,204	(b)	—	60,825	60,824,773	776,469		—		—
PNC Bank N.A. 1.95%, 03/04/19(d)	500	—		(500)	—	N/A	674		(4,719)		4,930

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)		Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

2.25%, 07/02/19(d)	1,395	—	(1,395)	—	$	N/A	$12,495	$(9,664)	$18,442
2.30%, 06/01/20(d)	—	630	—	630		N/A	8,453	—	—
2.40%, 10/18/19(d)	250	—	(250)	—		N/A	3,056	(2,954)	3,877
2.63%, 02/17/22(d)	—	750	—	750		N/A	8,127	—	—
2.70%, 11/01/22(d)	—	500	—	500		N/A	8,269	—	—
2.95%, 01/30/23(d)	—	250	—	250		N/A	3,148	—	—
2.95%, 02/23/25(d)	—	50	—	50		N/A	121	—	—
3.10%, 10/25/27(d)	500	400	(500)	400		N/A	19,912	(19,522)	17,887
3.25%, 06/01/25(d)	—	500	—	500		N/A	7,926	—	—
4.05%, 07/26/28(d)	—	750	—	750		N/A	9,481	—	—
4.20%, 11/01/25(d)	350	—	—	350		N/A	12,084	—	10,337
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27(d)	470	—	—	470		N/A	15,042	—	15,561
3.30%, 03/08/22(d)	312	—	—	312		N/A	9,622	—	356
3.90%, 04/29/24(d)	975	225	(250)	950		N/A	30,189	(16,573)	29,964
4.38%, 08/11/20(d)	250	—	—	250		N/A	7,180	—	979
5.12%, 02/08/20(d)	395	—	—	395		N/A	12,146	—	(604)
6.88%, 05/15/19(d)	400	—	(400)	—		N/A	5,017	7,399	(9,091)

						$359,707,978	$1,647,439	$(49,859)	$174,032

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,589,360,454	$—	$2,589,360,454
Foreign Government Obligations	—	6,317,831	—	6,317,831
Money Market Funds	359,707,978	—	—	359,707,978

	$359,707,978	$2,595,678,285	$—	$2,955,386,263

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 3.50%, 10/01/20	$435	$437,182
3.75%, 10/01/21	340	343,405
3.75%, 02/15/23(a)	5,050	5,036,015
4.00%, 03/15/22	135	135,285
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22	1,995	2,011,514
4.45%, 08/15/20	10,935	11,136,883

		19,100,284

Aerospace & Defense — 1.8%
Airbus Finance BV, 2.70%, 04/17/23(b)	9,225	9,050,613
BAE Systems PLC, 4.75%, 10/11/21(b)	40	41,389
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	9,700	9,521,668
1.88%, 06/15/23 (Call 04/15/23)	150	143,549
2.13%, 03/01/22 (Call 02/01/22)	50	49,009
2.80%, 03/01/23 (Call 02/01/23)	50	50,052
2.80%, 03/01/24 (Call 02/01/24)	3,595	3,564,548
4.88%, 02/15/20	8,189	8,346,283
General Dynamics Corp. 2.25%, 11/15/22 (Call 08/15/22)(a)	100	98,076
2.88%, 05/11/20(a)	14,950	14,969,168
3.00%, 05/11/21(a)	12,955	13,004,820
3.38%, 05/15/23 (Call 04/15/23)	425	430,728
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)	5,380	5,350,222
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)(a)	7,360	7,468,146
4.95%, 02/15/21 (Call 11/15/20)	50	51,318
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)(a)	13,564	13,462,052
Northrop Grumman Corp. 2.08%, 10/15/20	7,775	7,669,014
2.55%, 10/15/22 (Call 09/15/22)(a)	9,810	9,640,252
3.25%, 08/01/23(a)	7,398	7,413,081
3.50%, 03/15/21(a)	1,783	1,804,399
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)(a)	375	369,812
3.13%, 10/15/20(a)	7,875	7,912,285
4.40%, 02/15/20(a)	4,450	4,513,776
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	9,150	9,020,745
3.70%, 12/15/23 (Call 09/15/23)(a)	4,300	4,311,847
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	4,451	4,481,875
United Technologies Corp. 1.90%, 05/04/20	8,300	8,197,703
3.10%, 06/01/22	12,870	12,857,262
3.65%, 08/16/23 (Call 07/16/23)	15,564	15,755,308
4.50%, 04/15/20	8,675	8,820,591

		188,369,591

Agriculture — 1.2%
Altria Group Inc. 2.85%, 08/09/22	11,350	11,155,341
3.49%, 02/14/22 (Call 01/14/22)(a)	505	508,553
3.80%, 02/14/24 (Call 01/14/24)(a)	6,980	7,000,731
4.75%, 05/05/21(a)	7,150	7,377,938
Archer-Daniels-Midland Co. 3.38%, 03/15/22 (Call 02/15/22)(a)	6,305	6,387,976
4.48%, 03/01/21(a)	2,292	2,363,208

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp. 2.30%, 08/14/20	$11,200	$11,035,490
2.76%, 08/15/22 (Call 07/15/22)	20,380	19,848,002
BAT International Finance PLC, 2.75%, 06/15/20(b)	1,625	1,613,177
Bunge Ltd. Finance Corp. 3.50%, 11/24/20(a)	4,480	4,474,138
4.35%, 03/15/24 (Call 02/15/24)(a)	1,500	1,485,241
Imperial Brands Finance PLC, 3.50%, 02/11/23 (Call 11/11/22)(a)(b)	18,335	18,059,232
Philip Morris International Inc. 2.00%, 02/21/20(a)	3,675	3,645,787
2.13%, 05/10/23 (Call 03/10/23)	1,575	1,502,976
2.50%, 11/02/22 (Call 10/02/22)	100	97,848
2.63%, 02/18/22 (Call 01/18/22)(a)	350	345,190
2.63%, 03/06/23(a)	1,020	997,614
2.90%, 11/15/21(a)	500	499,737
4.13%, 05/17/21(a)	750	767,443
4.50%, 03/26/20(a)	6,704	6,820,196
Reynolds American Inc. 3.25%, 06/12/20	6,441	6,435,138
6.88%, 05/01/20	8,730	9,084,186

		121,505,142

Airlines — 0.3%
Delta Air Lines Inc. 2.60%, 12/04/20(a)	1,100	1,086,490
2.88%, 03/13/20(a)	8,050	8,042,124
3.40%, 04/19/21	6,025	6,016,475
3.63%, 03/15/22 (Call 02/15/22)	30	29,906
3.80%, 04/19/23 (Call 03/19/23)(a)	8,870	8,798,396
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	7,951	7,904,066

		31,877,457

Apparel — 0.0%
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)(a)	100	101,359

Auto Manufacturers — 4.8%
American Honda Finance Corp. 1.65%, 07/12/21(a)	1,325	1,284,897
1.95%, 07/20/20	4,260	4,199,845
2.00%, 02/14/20	4,390	4,359,135
2.45%, 09/24/20	7,275	7,232,547
2.60%, 11/16/22	150	147,275
2.65%, 02/12/21	13,925	13,881,749
2.90%, 02/16/24	1,874	1,847,873
3.00%, 06/16/20(a)	400	400,886
3.38%, 12/10/21(a)	12,675	12,827,005
3.55%, 01/12/24	5,000	5,082,749
3.63%, 10/10/23(a)	5,050	5,157,018
3.80%, 09/20/21(b)	750	761,699
Series A, 2.15%, 03/13/20(a)	850	844,916
BMW U.S. Capital LLC 2.00%, 04/11/21 (Call 03/11/21)(a)(b)	950	930,134
2.15%, 04/06/20(b)	10	9,929
2.70%, 04/06/22 (Call 03/06/22)(b)	40	39,509
3.10%, 04/12/21(a)(b)	930	931,470
3.40%, 08/13/21(a)(b)	7,725	7,785,646
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,650	13,735,476
Daimler Finance North America LLC 2.00%, 07/06/21(a)(b)	1,490	1,442,786
2.20%, 10/30/21(b)	150	145,484
2.25%, 03/02/20(b)	1,200	1,190,292

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.10%, 05/04/20(b)	$750	$748,792
3.35%, 05/04/21(a)(b)	4,250	4,245,525
3.35%, 02/22/23(b)	9,515	9,447,603
3.40%, 02/22/22(b)	10,375	10,363,737
3.65%, 02/22/24(b)	5,300	5,284,061
3.70%, 05/04/23(b)	9,600	9,635,904
3.75%, 11/05/21(b)	4,835	4,875,179
3.88%, 09/15/21(a)(b)	750	758,221
Ford Motor Credit Co. LLC 2.34%, 11/02/20(a)	7,010	6,836,775
2.43%, 06/12/20	7,150	7,040,710
2.46%, 03/27/20	4,900	4,835,524
3.10%, 05/04/23	10,000	9,198,175
3.16%, 08/04/20	8,400	8,320,003
3.20%, 01/15/21(a)	750	739,597
3.47%, 04/05/21(a)	13,600	13,371,139
3.81%, 10/12/21(a)	3,240	3,198,438
3.81%, 01/09/24 (Call 11/09/23)(a)	2,170	2,022,196
4.14%, 02/15/23 (Call 01/15/23)(a)	5,000	4,828,073
4.25%, 09/20/22(a)	9,675	9,532,527
5.60%, 01/07/22(a)	7,500	7,686,896
5.88%, 08/02/21	16,250	16,793,814
8.13%, 01/15/20(a)	7,100	7,374,477
General Motors Co., 4.88%, 10/02/23(a)	15	15,485
General Motors Financial Co. Inc. 2.45%, 11/06/20(a)	3,700	3,637,594
2.65%, 04/13/20(a)	7,700	7,653,099
3.15%, 06/30/22 (Call 05/30/22)	9,660	9,471,950
3.20%, 07/13/20 (Call 06/13/20)(a)	5,625	5,627,610
3.20%, 07/06/21 (Call 06/06/21)(a)	10,800	10,687,342
3.45%, 04/10/22 (Call 02/10/22)	20	19,861
3.55%, 04/09/21	10,145	10,147,987
3.70%, 11/24/20 (Call 10/24/20)	8,275	8,311,453
3.70%, 05/09/23 (Call 03/09/23)	10,375	10,229,632
4.15%, 06/19/23 (Call 05/19/23)	10,575	10,607,486
4.20%, 03/01/21 (Call 02/01/21)(a)	6,900	6,978,691
4.20%, 11/06/21	4,560	4,615,328
5.10%, 01/17/24 (Call 12/17/23)(a)	10,025	10,246,308
Harley-Davidson Financial Services Inc. 3.35%, 02/15/23 (Call 01/15/23)(b)	7,910	7,691,738
3.55%, 05/21/21(b)	25	24,827
4.05%, 02/04/22(b)	5,125	5,137,832
Hyundai Capital America 3.00%, 10/30/20(b)	500	495,237
3.95%, 02/01/22(b)	7,935	7,979,436
4.13%, 06/08/23(a)(b)	12,720	12,749,256
Hyundai Capital Services Inc. 3.00%, 03/06/22(b)	2,500	2,447,396
3.75%, 03/05/23(b)	2,000	1,995,358
Nissan Motor Acceptance Corp. 2.15%, 07/13/20(b)	975	957,125
2.80%, 01/13/22(a)(b)	9,700	9,422,143
3.65%, 09/21/21(b)	5,945	5,917,208
3.88%, 09/21/23(a)(b)	5,000	4,955,855
PACCAR Financial Corp. 1.95%, 02/27/20	1,050	1,041,613
2.25%, 02/25/21	165	163,123
2.80%, 03/01/21	2,360	2,348,072
3.10%, 05/10/21	6,750	6,753,111

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 08/09/21	$6,275	$6,266,651
3.40%, 08/09/23	5,300	5,308,756
Toyota Motor Corp. 3.18%, 07/20/21(a)	5,250	5,283,980
3.42%, 07/20/23(a)	10,400	10,537,802
Toyota Motor Credit Corp. 1.90%, 04/08/21	400	392,332
1.95%, 04/17/20	8,050	7,972,180
2.15%, 03/12/20	9,850	9,786,744
2.60%, 01/11/22	100	99,222
2.70%, 01/11/23	1,000	986,390
2.75%, 05/17/21	250	250,190
2.95%, 04/13/21	15,075	15,114,212
3.05%, 01/08/21(a)	1,623	1,629,781
3.35%, 01/08/24	5,000	5,058,674
3.45%, 09/20/23	5,400	5,475,761
4.50%, 06/17/20	3,500	3,572,241
Volkswagen Group of America Finance LLC 2.40%, 05/22/20(a)(b)	1,000	989,993
4.00%, 11/12/21(a)(b)	3,165	3,205,712
4.25%, 11/13/23(a)(b)	10,200	10,388,178
Volkswagen International Finance NV, 4.00%, 08/12/20(b)	110	111,148

		492,134,789

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.15%, 11/19/20 (Call 10/19/20)	5,675	5,648,975
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	750	748,605
ZF North America Capital Inc., 4.50%, 04/29/22(a)(b)	5,430	5,474,018

		11,871,598

Banks — 30.3%
ABN AMRO Bank NV 2.45%, 06/04/20(a)(b)	875	869,054
2.65%, 01/19/21(b)	400	396,838
3.40%, 08/27/21(b)	10,200	10,259,752
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,000	5,050,000
AIB Group PLC, 4.75%, 10/12/23(b)	5,000	5,019,446
ANZ New Zealand Int’l Ltd./London 2.75%, 01/22/21(b)	1,200	1,189,935
2.75%, 02/03/21(b)	1,000	991,908
ASB Bank Ltd., 3.75%, 06/14/23(a)(b)	8,300	8,354,421
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,525	1,532,524
Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/20	10,300	10,175,932
3.30%, 05/17/21	7,900	7,929,717
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	8,000	7,907,889
2.63%, 11/09/22	11,750	11,537,226
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	6,530	6,520,108
Banco Santander Chile, 2.50%, 12/15/20 (Call 11/15/20)(b)	1,000	987,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(b)	185	185,000
Banco Santander SA 3.13%, 02/23/23	11,125	10,788,404
3.50%, 04/11/22	600	598,644

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bancolombia SA, 5.95%, 06/03/21	$1,100	$1,150,875
Bangkok Bank PCL/Hong Kong, 3.88%, 09/27/22(b)	5,000	5,051,881
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	7,165	7,068,256
2.37%, 07/21/21 (Call 07/21/20)(a)(c)(d)	14,350	14,201,031
2.63%, 10/19/20(a)	10,500	10,448,223
2.63%, 04/19/21	18,650	18,528,402
2.74%, 01/23/22 (Call 01/23/21)(a)(c)(d)	5,450	5,407,169
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	100	98,322
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	1,045	1,031,863
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	31,240	30,831,298
3.30%, 01/11/23	26,525	26,613,647
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	28,675	28,870,316
3.55%, 03/05/24 (Call 03/05/23)(c)(d)	20,400	20,479,869
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	10,075	10,239,741
5.63%, 07/01/20(a)	12,295	12,720,082
Series L, 2.25%, 04/21/20	25	24,826
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)(d)	1,005	1,010,078
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)(e)	9,600	9,886,660
Bank of Montreal 1.90%, 08/27/21	135	131,631
2.10%, 06/15/20(a)	7,621	7,562,547
2.35%, 09/11/22	240	234,299
4.34%, 10/05/28 (Call 10/05/23)(c)(d)	5,100	5,138,016
Series D, 3.10%, 04/13/21(a)	10,075	10,101,163
Series E, 3.30%, 02/05/24(a)	9,820	9,793,003
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)(a)	6,091	5,981,649
2.45%, 11/27/20 (Call 10/27/20)(a)	11,225	11,160,016
2.50%, 04/15/21 (Call 03/15/21)(a)	5,111	5,066,270
2.60%, 08/17/20 (Call 07/17/20)	6,533	6,510,630
2.60%, 02/07/22 (Call 01/07/22)	360	357,353
2.66%, 05/16/23 (Call 05/16/22)(c)(d)	2,150	2,117,323
3.50%, 04/28/23(a)	10,520	10,675,065
3.55%, 09/23/21 (Call 08/23/21)(a)	7,251	7,368,010
4.60%, 01/15/20	300	304,700
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	4,389	4,362,442
Bank of New Zealand, 3.50%, 02/20/24(b)	5,250	5,240,784
Bank of Nova Scotia (The) 2.15%, 07/14/20(a)	3,425	3,395,418
2.35%, 10/21/20	4,200	4,161,061
2.45%, 03/22/21	9,164	9,087,484
2.45%, 09/19/22	50	48,904
2.50%, 01/08/21(a)	7,790	7,733,719
2.70%, 03/07/22	535	529,777
3.13%, 04/20/21(a)	7,176	7,209,215
3.40%, 02/11/24	4,750	4,753,673
4.38%, 01/13/21	3,175	3,253,907
4.65%, (Call 10/12/22)(a)(c)(d)(e)	8,150	7,447,062
Banque Federative du Credit Mutuel SA 2.20%, 07/20/20(a)(b)	2,000	1,975,428
3.75%, 07/20/23(b)	13,640	13,792,467
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)(a)	10,275	10,172,705
5.14%, 10/14/20	4,999	5,104,804
Barclays PLC 2.88%, 06/08/20(a)	4,800	4,767,470
3.20%, 08/10/21(a)	12,400	12,271,474

Security	Par (000)	Value

Banks (continued)
3.25%, 01/12/21(a)	$8,192	$8,135,647
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	10,200	10,192,884
4.61%, 02/15/23 (Call 02/15/22)(c)(d)	5,615	5,664,913
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)(a)	3,007	2,948,890
2.15%, 02/01/21 (Call 01/01/21)(a)	4,000	3,941,748
2.63%, 06/29/20 (Call 05/29/20)	8,501	8,467,138
3.75%, 12/06/23 (Call 11/06/23)	10,100	10,369,511
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(a)(b)	17,550	18,817,987
BNP Paribas SA 2.38%, 05/21/20	325	323,318
3.50%, 03/01/23(a)(b)	10,000	9,907,940
4.71%, 01/10/25 (Call 01/10/24)(b)(c)(d)	14,650	15,088,309
5.00%, 01/15/21(a)	19,900	20,632,932
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	10,000	9,980,024
BPCE SA 2.25%, 01/27/20	4,500	4,472,969
2.65%, 02/03/21(a)	2,500	2,475,123
2.75%, 01/11/23(a)(b)	9,600	9,338,355
3.00%, 05/22/22(b)	10,450	10,228,094
4.00%, 09/12/23(b)	3,000	2,995,590
5.70%, 10/22/23(a)(b)	200	209,828
Branch Banking & Trust Co. 2.10%, 01/15/20 (Call 12/15/19)	300	297,974
2.25%, 06/01/20 (Call 05/01/20)	7,550	7,487,270
Canadian Imperial Bank of Commerce 2.10%, 10/05/20(a)	5,425	5,356,542
2.55%, 06/16/22	100	98,865
2.70%, 02/02/21	4,150	4,136,596
3.50%, 09/13/23(a)	10,550	10,683,092
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)(a)	850	827,474
2.35%, 01/31/20 (Call 12/31/19)(a)	250	248,499
2.65%, 08/08/22 (Call 07/08/22)	1,500	1,460,642
2.95%, 07/23/21 (Call 06/23/21)(a)	10,000	9,908,686
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)(a)	8,960	8,864,619
2.13%, 10/20/20 (Call 09/20/20)(a)	13,550	13,368,504
2.85%, 02/12/21 (Call 01/12/21)(a)	32,000	32,001,076
3.17%, 02/19/22 (Call 02/19/21)(c)(d)	5,000	5,001,272
3.40%, 07/23/21 (Call 06/23/21)	12,105	12,206,175
3.65%, 01/23/24 (Call 12/23/23)(a)	13,380	13,610,450
Citigroup Inc. 2.35%, 08/02/21	60	58,949
2.65%, 10/26/20(a)	15,306	15,219,774
2.70%, 03/30/21(a)	17,150	17,059,371
2.70%, 10/27/22 (Call 09/27/22)	300	294,702
2.75%, 04/25/22 (Call 03/25/22)	100	98,842
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	150	147,882
2.90%, 12/08/21 (Call 11/08/21)	250	248,685
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	19,330	19,277,589
3.50%, 05/15/23(a)	250	250,346
3.88%, 10/25/23	250	256,247
4.04%, 06/01/24 (Call 06/01/23)(a)(c)(d)	17,820	18,220,674
4.50%, 01/14/22	80	82,908
5.38%, 08/09/20	4,535	4,683,336
Citizens Bank N.A./Providence RI 2.20%, 05/26/20 (Call 04/26/20)(a)	3,730	3,690,870
2.25%, 10/30/20 (Call 09/30/20)	6,500	6,405,531

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 05/13/21 (Call 04/13/21)(a)	$2,926	$2,890,242
2.65%, 05/26/22 (Call 04/26/22)(a)	400	392,028
3.25%, 02/14/22 (Call 01/14/22)	5,250	5,259,696
3.70%, 03/29/23 (Call 02/28/23)	9,260	9,376,172
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	12,575	12,744,570
Commerzbank AG, 8.13%, 09/19/23(b)	5,525	6,111,914
Commonwealth Bank of Australia 2.05%, 09/18/20(b)	1,000	986,128
3.35%, 06/04/24(b)	10,000	9,988,553
3.45%, 03/16/23(a)(b)	5,000	5,028,168
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20	6,750	6,708,437
2.40%, 11/02/20(a)	11,231	11,113,997
2.55%, 03/15/21	750	741,726
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)(a)	9,800	9,778,431
Cooperatieve Rabobank UA 3.88%, 02/08/22(a)	5,075	5,194,728
3.88%, 09/26/23(a)(b)	4,750	4,823,733
3.95%, 11/09/22(a)	400	403,319
4.63%, 12/01/23	6,760	6,968,275
11.00%, (Call 06/30/19)(b)(c)(d)(e)	5,200	5,317,000
Cooperatieve Rabobank UA/NY 2.25%, 01/14/20	1,300	1,294,098
2.50%, 01/19/21	12,435	12,322,396
2.75%, 01/10/22	300	297,830
2.75%, 01/10/23(a)	19,500	19,140,624
3.13%, 04/26/21(a)	9,965	9,990,406
Credit Agricole SA/London 2.38%, 07/01/21(b)	500	490,330
2.75%, 06/10/20(a)(b)	675	672,210
3.38%, 01/10/22(b)	17,410	17,312,570
3.75%, 04/24/23(a)(b)	4,500	4,485,659
Credit Suisse AG/New York NY 3.00%, 10/29/21	15,750	15,729,730
4.38%, 08/05/20(a)	6,780	6,909,639
5.40%, 01/14/20(a)	450	458,484
Credit Suisse Group AG 3.00%, 12/14/23 (Call 12/14/22)(b)(c)(d)	10,000	9,679,570
4.21%, 06/12/24 (Call 06/12/23)(b)(c)(d)	6,370	6,404,503
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/20(a)	8,610	8,595,031
3.45%, 04/16/21	9,425	9,443,649
3.80%, 06/09/23	10,500	10,503,480
Danske Bank A/S 2.00%, 09/08/21(a)(b)	1,075	1,029,735
2.70%, 03/02/22(a)(b)	8,560	8,252,458
2.80%, 03/10/21(a)(b)	750	736,602
3.88%, 09/12/23(a)(b)	5,670	5,505,982
Danske Bank AS 5.00%, 01/12/22(b)	200	204,135
5.38%, 01/12/24(a)(b)	7,315	7,538,098
Deutsche Bank AG 2.95%, 08/20/20(a)	9,400	9,225,616
3.38%, 05/12/21(a)	6,557	6,427,723
Deutsche Bank AG/New York NY 2.70%, 07/13/20	5,426	5,326,305
2.95%, 08/20/20(a)	650	637,942
3.15%, 01/22/21(a)	15,050	14,702,355
3.30%, 11/16/22(a)	750	708,122
3.95%, 02/27/23(a)	17,525	16,943,263

Security	Par (000)	Value

Banks (continued)
4.25%, 10/14/21(a)	$150	$149,075
Series D, 5.00%, 02/14/22(a)	500	502,928
Discover Bank 3.10%, 06/04/20 (Call 05/04/20)	8,425	8,422,891
3.20%, 08/09/21 (Call 07/09/21)	6,750	6,726,553
3.35%, 02/06/23 (Call 01/06/23)(a)	10,900	10,769,765
4.68%, 08/09/28 (Call 08/09/23)(c)(d)	400	398,768
7.00%, 04/15/20(a)	1,000	1,038,528
DNB Bank ASA, 2.38%, 06/02/21(b)	350	344,432
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	6,820	6,900,870
Fifth Third Bank/Cincinnati OH 2.20%, 10/30/20 (Call 09/30/20)	5,140	5,075,886
2.88%, 10/01/21 (Call 09/01/21)(a)	11,600	11,502,626
3.35%, 07/26/21 (Call 06/26/21)(a)	14,350	14,424,250
First Horizon National Corp., 3.50%, 12/15/20
(Call 11/15/20)	1,525	1,529,051
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	1,000	978,939
2.60%, 12/27/20 (Call 12/27/19)(a)	12,150	12,038,978
2.63%, 04/25/21 (Call 03/25/21)(a)	5,305	5,254,639
2.75%, 09/15/20 (Call 08/15/20)(a)	12,450	12,393,944
2.88%, 02/25/21 (Call 01/25/21)(a)	7,184	7,153,463
2.91%, 06/05/23 (Call 06/05/22)(c)(d)	120	117,784
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	19,584	19,184,934
3.00%, 04/26/22 (Call 04/26/21)(a)	20,121	19,975,776
3.20%, 02/23/23 (Call 01/23/23)	125	124,085
3.63%, 01/22/23(a)	20,610	20,798,829
3.63%, 02/20/24 (Call 01/20/24)(a)	6,310	6,315,699
5.25%, 07/27/21	17,220	18,005,197
5.75%, 01/24/22	20,045	21,393,215
Series D, 6.00%, 06/15/20	11,950	12,387,245
HSBC Bank PLC, 4.75%, 01/19/21(b)	150	154,652
HSBC Bank USA N.A., 4.88%, 08/24/20(a)	7,125	7,309,096
HSBC Holdings PLC 2.65%, 01/05/22	5,200	5,120,404
2.95%, 05/25/21(a)	19,975	19,887,191
3.03%, 11/22/23 (Call 11/22/22)(a)(c)(d)	600	589,333
3.26%, 03/13/23 (Call 03/13/22)(a)(c)(d)	10,400	10,320,840
3.40%, 03/08/21	27,775	27,902,228
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	15,200	15,347,856
4.00%, 03/30/22(a)	1,380	1,415,092
5.10%, 04/05/21(a)	26,700	27,812,316
HSBC USA Inc. 2.35%, 03/05/20	1,340	1,332,470
2.75%, 08/07/20(a)	1,155	1,152,144
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	5,000	4,881,307
3.15%, 03/14/21 (Call 02/14/21)(a)	100	99,957
4.35%, 02/04/23(a)	1,000	1,019,325
Huntington National Bank (The) 3.13%, 04/01/22 (Call 03/01/22)	2,815	2,818,106
3.25%, 05/14/21 (Call 04/14/21)(a)	16,450	16,510,739
3.55%, 10/06/23 (Call 09/06/23)	200	202,304
Industrial & Commercial Bank of China Ltd./New York NY 2.45%, 10/20/21(a)	9,160	8,914,191
2.96%, 11/08/22(a)	8,250	8,079,915
ING Bank NV 2.70%, 08/17/20(b)	2,520	2,505,948
2.75%, 03/22/21(a)(b)	1,000	992,615
5.00%, 06/09/21(a)(b)	1,150	1,195,487

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV 3.15%, 03/29/22(a)	$9,150	$9,091,390
4.10%, 10/02/23	20,100	20,365,982
Intesa Sanpaolo SpA 3.13%, 07/14/22(b)	2,360	2,242,492
3.38%, 01/12/23(a)(b)	17,350	16,552,065
JPMorgan Chase & Co. 2.25%, 01/23/20 (Call 12/23/19)	2,075	2,063,977
2.30%, 08/15/21 (Call 08/15/20)	14,225	13,982,015
2.40%, 06/07/21 (Call 05/07/21)	4,905	4,836,231
2.55%, 10/29/20 (Call 09/29/20)	27,265	27,087,327
2.55%, 03/01/21 (Call 02/01/21)	50	49,544
2.70%, 05/18/23 (Call 03/18/23)	225	221,033
2.75%, 06/23/20 (Call 05/23/20)	10,070	10,044,340
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	1,435	1,418,448
2.97%, 01/15/23 (Call 01/15/22)	100	99,435
3.20%, 01/25/23	20,721	20,742,310
3.25%, 09/23/22(a)	1,157	1,164,670
3.51%, 06/18/22 (Call 06/18/21)(a)(c)(d)	28,625	28,922,274
3.56%, 04/23/24 (Call 04/23/23)(a)(c)(d)	19,775	19,882,186
3.80%, 07/23/24 (Call 07/23/23)(a)(c)(d)	1,300	1,319,968
3.88%, 02/01/24	5,000	5,121,525
4.02%, 12/05/24 (Call 12/05/23)(a)(c)(d)	12,875	13,198,674
4.25%, 10/15/20(a)	14,642	14,913,073
4.35%, 08/15/21(a)	13,115	13,508,084
4.40%, 07/22/20(a)	6,144	6,262,984
4.63%, 05/10/21	5,400	5,579,669
JPMorgan Chase Bank N.A. 2.60%, 02/01/21 (Call 02/01/20)(c)(d)	23,624	23,527,883
3.09%, 04/26/21 (Call 04/26/20)(a)(c)(d)	500	500,154
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	1,575	1,530,140
2.50%, 11/22/21(a)	5,710	5,622,156
3.30%, 02/01/22(a)	1,475	1,484,701
3.35%, 06/15/21	2,250	2,265,828
3.38%, 03/07/23	9,760	9,839,890
KeyCorp., 5.10%, 03/24/21	250	260,052
Lloyds Bank PLC 2.40%, 03/17/20	450	446,939
2.70%, 08/17/20	8,700	8,652,459
3.30%, 05/07/21(a)	9,300	9,304,934
5.80%, 01/13/20(b)	650	664,908
6.50%, 09/14/20(b)	370	384,285
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(a)(c)(d)	14,600	14,138,806
3.00%, 01/11/22	500	492,486
3.10%, 07/06/21(a)	3,999	3,982,091
4.05%, 08/16/23(a)	9,775	9,856,828
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	7,570	7,682,918
Macquarie Group Ltd., 3.19%, 11/28/23 (Call 11/28/22)(a)(b)(c)(d)	12,150	11,827,478
Manufacturers & Traders Trust Co. 2.05%, 08/17/20 (Call 07/17/20)(a)	5,295	5,227,867
2.63%, 01/25/21 (Call 12/25/20)(a)	8,150	8,093,373
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	17,500	17,060,621
2.67%, 07/25/22(a)	17,920	17,555,246
2.95%, 03/01/21(a)	9,800	9,756,495
3.00%, 02/22/22	16,075	15,984,308
3.41%, 03/07/24	5,000	4,999,574

Security	Par (000)	Value

Banks (continued)
3.46%, 03/02/23	$200	$200,377
3.54%, 07/26/21	2,250	2,264,803
3.76%, 07/26/23(a)	12,375	12,576,041
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	250	248,411
Mizuho Financial Group Inc. 2.27%, 09/13/21(a)	475	463,711
2.60%, 09/11/22	200	194,633
2.95%, 02/28/22	19,100	18,907,035
3.55%, 03/05/23(a)	9,200	9,240,782
3.92%, 09/11/24 (Call 09/11/23)(c)(d)	5,000	5,088,024
Morgan Stanley 2.50%, 04/21/21(a)	11,750	11,605,776
2.63%, 11/17/21	515	508,244
2.75%, 05/19/22	490	483,110
2.80%, 06/16/20	16,807	16,764,548
3.13%, 01/23/23(a)	23,150	22,972,998
3.74%, 04/24/24 (Call 04/24/23)(a)(c)(d)	20,745	20,891,196
4.10%, 05/22/23(a)	19,255	19,574,329
5.50%, 01/26/20(a)	1,050	1,073,025
5.50%, 07/24/20	2,975	3,071,215
5.50%, 07/28/21	16,800	17,701,306
5.75%, 01/25/21	9,805	10,275,417
National Australia Bank Ltd./New York 1.88%, 07/12/21	8,223	7,979,814
2.13%, 05/22/20	6,759	6,696,315
2.50%, 01/12/21	9,550	9,450,775
2.50%, 05/22/22	625	611,654
2.63%, 07/23/20	5,205	5,188,105
2.63%, 01/14/21(a)	2,750	2,734,026
3.63%, 06/20/23	10,000	10,119,590
National Australia Bank Ltd/New York, 3.70%, 11/04/21	4,970	5,038,964
National Bank of Canada 2.15%, 06/12/20 (Call 05/12/20)(a)	8,575	8,485,325
2.20%, 11/02/20 (Call 10/02/20)	3,825	3,771,775
NongHyup Bank, 2.88%, 07/17/22(b)	7,263	7,164,623
Nordea Bank Abp 2.25%, 05/27/21(b)	14,165	13,911,332
2.50%, 09/17/20(a)(b)	200	198,610
3.75%, 08/30/23(a)(b)	18,950	18,947,400
4.25%, 09/21/22(b)	1,160	1,175,580
4.88%, 05/13/21(b)	400	409,231
PNC Bank N.A. 2.00%, 05/19/20 (Call 04/19/20)	7,590	7,509,367
2.15%, 04/29/21 (Call 03/30/21)	500	490,553
2.30%, 06/01/20 (Call 05/02/20)(a)	6,296	6,252,552
2.45%, 11/05/20 (Call 10/06/20)	5,675	5,625,777
2.55%, 12/09/21 (Call 11/09/21)	1,740	1,715,651
2.60%, 07/21/20 (Call 06/21/20)(a)	5,500	5,478,747
2.63%, 02/17/22 (Call 01/18/22)	250	248,287
2.70%, 11/01/22 (Call 10/01/22)	1,050	1,029,826
3.50%, 06/08/23 (Call 05/09/23)	15,000	15,193,306
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(f)	50	49,355
3.50%, 01/23/24 (Call 12/23/23)	10,100	10,198,708
4.38%, 08/11/20(a)	4,950	5,049,528
5.13%, 02/08/20(a)	2,500	2,551,447
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)(a)	6,500	6,438,199

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp. 3.20%, 02/08/21 (Call 01/08/21)(a)	$925	$926,281
3.80%, 08/14/23 (Call 07/14/23)	12,700	12,842,846
Royal Bank of Canada 2.15%, 03/06/20	50	49,700
2.15%, 10/26/20(a)	4,075	4,027,063
2.35%, 10/30/20	8,000	7,932,199
2.50%, 01/19/21(a)	12,100	12,011,022
2.75%, 02/01/22	75	74,778
3.20%, 04/30/21(a)	10,565	10,637,742
3.70%, 10/05/23	9,910	10,088,125
Royal Bank of Scotland Group PLC 3.50%, 05/15/23 (Call 05/15/22)(c)(d)	11,900	11,737,151
3.88%, 09/12/23	200	198,324
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	16,150	16,232,563
6.00%, 12/19/23	12,600	13,232,608
6.10%, 06/10/23	1,300	1,364,163
6.13%, 12/15/22	1,600	1,688,611
Santander Holdings USA Inc. 2.65%, 04/17/20 (Call 03/17/20)	25	24,830
3.40%, 01/18/23 (Call 12/18/22)(a)	10,050	9,868,214
3.70%, 03/28/22 (Call 02/28/22)	1,235	1,231,515
4.45%, 12/03/21 (Call 11/03/21)	4,800	4,900,006
Santander UK Group Holdings PLC 2.88%, 10/16/20(a)	700	697,818
2.88%, 08/05/21(a)	5,298	5,212,109
3.13%, 01/08/21	5,000	4,964,465
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	10,725	10,410,266
4.80%, 11/15/24 (Call 11/15/23)(c)(d)	5,150	5,248,850
Santander UK PLC 2.13%, 11/03/20(a)	6,150	6,035,264
2.38%, 03/16/20	1,075	1,068,866
2.50%, 01/05/21(a)	6,950	6,870,294
3.40%, 06/01/21	8,775	8,793,717
3.75%, 11/15/21	2,905	2,945,998
Skandinaviska Enskilda Banken AB 2.45%, 05/27/20(a)(b)	1,000	993,318
2.63%, 03/15/21(a)	15,473	15,343,991
3.25%, 05/17/21(b)	500	500,775
Societe Generale SA 3.25%, 01/12/22(a)(b)	9,360	9,280,228
4.25%, 09/14/23(a)(b)	13,150	13,275,039
Standard Chartered PLC 3.05%, 01/15/21(a)(b)	9,200	9,121,027
3.89%, 03/15/24 (Call 03/15/23)(b)(c)(d)	15,250	15,075,016
3.95%, 01/11/23(a)(b)	1,075	1,072,302
4.25%, 01/20/23 (Call 01/20/22)(b)(c)(d)	5,830	5,873,002
State Bank of India/London, 4.38%, 01/24/24(b)	5,000	5,063,000
State Street Corp. 1.95%, 05/19/21(a)	7,385	7,229,850
2.55%, 08/18/20	12,904	12,849,445
3.78%, 12/03/24 (Call 12/03/23)(a)(c)(d)	6,430	6,589,229
4.38%, 03/07/21	190	195,575
Sumitomo Mitsui Banking Corp. 2.45%, 01/16/20	500	498,089
2.51%, 01/17/20	500	498,328
2.65%, 07/23/20(a)	2,795	2,779,419
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21(a)	7,262	7,083,645
2.44%, 10/19/21	13,914	13,640,500

Security	Par (000)	Value

Banks (continued)
2.78%, 07/12/22	$225	$221,719
2.78%, 10/18/22	500	490,632
2.85%, 01/11/22	1,055	1,044,360
2.93%, 03/09/21	7,400	7,368,230
3.10%, 01/17/23	250	247,899
3.75%, 07/19/23	22,750	23,064,873
3.94%, 10/16/23	14,500	14,836,415
SunTrust Bank/Atlanta GA 2.25%, 01/31/20 (Call 12/31/19)	4,120	4,095,199
2.45%, 08/01/22 (Call 07/01/22)	500	489,838
2.59%, 01/29/21 (Call 01/29/20)(c)(d)	4,750	4,731,733
3.00%, 02/02/23 (Call 01/02/23)	250	248,520
3.50%, 08/02/22 (Call 08/02/21)(c)(d)	8,900	8,959,623
3.53%, 10/26/21 (Call 10/26/20)(a)(c)(d)	2,865	2,885,495
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)	1,875	1,854,570
2.90%, 03/03/21 (Call 02/03/21)(a)	2,450	2,443,539
SVB Financial Group, 5.38%, 09/15/20	135	138,888
Svenska Handelsbanken AB 1.95%, 09/08/20	5,740	5,649,490
2.40%, 10/01/20(a)	7,711	7,643,692
2.45%, 03/30/21	500	494,483
3.35%, 05/24/21	8,505	8,571,212
3.90%, 11/20/23(a)	5,625	5,787,814
5.13%, 03/30/20(b)	100	102,282
Swedbank AB 2.65%, 03/10/21(b)	1,000	986,756
2.80%, 03/14/22(a)(b)	900	885,855
Synchrony Bank 3.00%, 06/15/22 (Call 05/15/22)(a)	7,350	7,129,708
3.65%, 05/24/21 (Call 04/24/21)(a)	9,225	9,265,520
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	5,000	4,831,250
Toronto-Dominion Bank (The) 1.80%, 07/13/21	130	126,709
1.85%, 09/11/20(a)	4,950	4,881,356
2.13%, 04/07/21	9,550	9,378,153
2.50%, 12/14/20(a)	4,475	4,444,658
2.55%, 01/25/21(a)	7,819	7,775,122
3.00%, 06/11/20	325	325,364
3.15%, 09/17/20	4,650	4,667,509
3.25%, 06/11/21(a)	10,000	10,061,361
3.50%, 07/19/23(a)	15,475	15,744,616
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)	9,925	9,833,547
2.95%, 07/15/22 (Call 06/15/22)	10,165	10,114,822
3.00%, 03/15/22 (Call 02/15/22)	50	50,036
3.38%, 02/05/24 (Call 01/05/24)	5,000	5,045,515
4.13%, 05/24/21 (Call 04/23/21)(a)	3,173	3,256,393
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	1,450	1,443,778
U.S. Bank N.A./Cincinnati OH 2.00%, 01/24/20 (Call 12/24/19)	1,700	1,688,510
3.05%, 07/24/20 (Call 06/24/20)	2,625	2,632,447
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	16,740	16,752,205
3.40%, 07/24/23 (Call 06/23/23)	2,000	2,023,921
UBS AG/London, 2.45%, 12/01/20 (Call 11/01/20)(b)	380	375,934
UBS AG/Stamford CT, 4.88%, 08/04/20(a)	4,040	4,143,638
UBS Group Funding Switzerland AG 2.65%, 02/01/22(a)(b)	5,300	5,194,742
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(c)(d)	10,950	10,710,114

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 09/24/20(a)(b)	$1,800	$1,795,382
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	11,950	11,918,217
UniCredit SpA 3.75%, 04/12/22(a)(b)	5,000	4,881,997
6.57%, 01/14/22(a)(b)	3,395	3,476,064
Wells Fargo & Co. 2.10%, 07/26/21(a)	6,203	6,074,906
2.50%, 03/04/21(a)	13,945	13,797,598
2.55%, 12/07/20	7,599	7,540,233
2.60%, 07/22/20	10,450	10,401,768
2.63%, 07/22/22	6,200	6,085,933
3.00%, 01/22/21	75	74,985
3.07%, 01/24/23 (Call 01/24/22)(a)	1,505	1,494,696
3.50%, 03/08/22(a)	2,095	2,113,952
3.75%, 01/24/24 (Call 12/24/23)	18,000	18,343,401
4.60%, 04/01/21(a)	13,025	13,439,450
Series M, 3.45%, 02/13/23(a)	20,785	20,807,546
Wells Fargo Bank N.A. 2.60%, 01/15/21	7,695	7,636,812
3.33%, 07/23/21 (Call 07/23/20)(a)(c)(d)	19,000	19,049,683
3.55%, 08/14/23 (Call 07/14/23)	15,350	15,579,776
3.63%, 10/22/21 (Call 09/21/21)	15,490	15,672,553
Westpac Banking Corp. 2.00%, 08/19/21(a)	500	487,066
2.10%, 05/13/21(a)	9,542	9,334,034
2.30%, 05/26/20	8,725	8,662,069
2.60%, 11/23/20(a)	7,320	7,277,143
2.65%, 01/25/21(a)	10,000	9,930,791
2.75%, 01/11/23(a)	750	735,978
3.30%, 02/26/24(g)	9,950	9,922,481
3.65%, 05/15/23	10,250	10,408,645
Zions Bancorp. N.A., 3.50%, 08/27/21	2,375	2,381,446

		3,118,151,811

Beverages — 1.9%
Anheuser-Busch InBev Finance Inc. 2.63%, 01/17/23	25	24,469
2.65%, 02/01/21 (Call 01/01/21)	17,749	17,662,688
3.30%, 02/01/23 (Call 12/01/22)(a)	24,760	24,905,306
Anheuser-Busch InBev Worldwide Inc., 3.75%, 01/15/22	100	102,316
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	50	48,916
Coca-Cola Co. (The) 1.88%, 10/27/20(a)	9,122	9,002,165
2.45%, 11/01/20(a)	9,009	8,984,147
3.15%, 11/15/20(a)	2,327	2,343,206
3.20%, 11/01/23(a)	2,000	2,036,709
3.30%, 09/01/21(a)	750	760,665
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	4,875	4,951,586
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)(a)	500	485,708
3.20%, 02/15/23 (Call 01/15/23)	5,575	5,497,214
4.25%, 05/01/23(a)	11,870	12,230,114
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	10,250	10,116,236
3.00%, 05/18/20	3,150	3,154,771
4.83%, 07/15/20(a)	1,425	1,461,476
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	1,500	1,448,033
Heineken NV, 2.75%, 04/01/23(b)	10,000	9,802,236

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)	$580	$561,546
3.20%, 11/15/21 (Call 08/15/21)	250	247,591
3.55%, 05/25/21(a)(b)	10,600	10,646,811
4.06%, 05/25/23 (Call 04/25/23)(b)	14,660	14,821,150
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	5,075	4,937,168
2.25%, 03/15/20 (Call 02/15/20)(a)	4,845	4,802,994
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)	75	73,054
1.85%, 04/30/20 (Call 03/30/20)(a)	7,074	7,006,475
2.00%, 04/15/21 (Call 03/15/21)(a)	500	493,747
2.15%, 10/14/20 (Call 09/14/20)(a)	5,800	5,758,577
2.75%, 03/05/22(a)	10,550	10,558,410
2.75%, 03/01/23	200	199,978
3.00%, 08/25/21	400	402,254
3.10%, 07/17/22 (Call 05/17/22)	250	252,663
3.13%, 11/01/20(a)	5,100	5,130,172
Pernod Ricard SA 4.25%, 07/15/22(b)	15,390	15,854,287
5.75%, 04/07/21(a)(b)	350	367,480
Suntory Holdings Ltd., 2.55%, 06/28/22 (Call 05/28/22)(b)	1,310	1,263,956

		198,396,274

Biotechnology — 1.3%
Amgen Inc. 1.85%, 08/19/21 (Call 07/19/21)(a)	2,745	2,666,031
2.13%, 05/01/20 (Call 04/01/20)	7,000	6,937,535
2.20%, 05/11/20(a)	7,022	6,957,347
2.25%, 08/19/23 (Call 06/19/23)	150	144,638
2.65%, 05/11/22 (Call 04/11/22)	11,075	10,913,416
2.70%, 05/01/22 (Call 03/01/22)(a)	1,860	1,838,291
3.45%, 10/01/20(a)	4,150	4,182,378
3.88%, 11/15/21 (Call 08/15/21)	8,625	8,781,116
4.10%, 06/15/21 (Call 03/15/21)(a)	2,948	3,007,142
4.50%, 03/15/20(a)	775	786,937
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)(a)	4,685	4,658,104
Biogen Inc., 2.90%, 09/15/20	11,571	11,568,302
Bio-Rad Laboratories Inc., 4.88%, 12/15/20(a)	275	281,923
Celgene Corp. 2.88%, 08/15/20	9,050	9,019,966
2.88%, 02/19/21(a)	10,853	10,780,806
3.25%, 08/15/22	10,100	10,052,490
3.25%, 02/20/23 (Call 01/20/23)	5,450	5,404,092
3.55%, 08/15/22	115	115,537
3.95%, 10/15/20(a)	4,200	4,249,650
4.00%, 08/15/23(a)	200	203,768
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	100	97,121
2.35%, 02/01/20(a)	50	49,778
2.55%, 09/01/20	15,448	15,404,818
3.25%, 09/01/22 (Call 07/01/22)(a)	10,375	10,430,784
4.40%, 12/01/21 (Call 09/01/21)	130	134,126

		128,666,096

Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	5,000	5,065,378
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(a)(b)	5,000	5,205,385

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	$3,000	$2,885,900
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)(a)	3,890	3,926,530

		17,083,193

Chemicals — 1.5%
Air Liquide Finance SA 1.75%, 09/27/21 (Call 08/27/21)(b)	200	193,376
2.25%, 09/27/23 (Call 07/27/23)(b)	1,000	955,704
Airgas Inc. 2.90%, 11/15/22 (Call 08/15/22)	50	49,542
3.65%, 07/15/24 (Call 04/15/24)	4,355	4,429,667
Braskem Finance Ltd. 5.75%, 04/15/21(b)	8,660	8,995,575
6.45%, 02/03/24	1,250	1,355,937
Celanese U.S. Holdings LLC 4.63%, 11/15/22	80	81,829
5.88%, 06/15/21	325	340,109
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	11,305	11,234,822
4.13%, 11/15/21 (Call 08/15/21)	100	102,145
4.25%, 11/15/20 (Call 08/15/20)(a)	525	533,552
DowDuPont Inc. 3.77%, 11/15/20(a)	150	151,792
4.21%, 11/15/23 (Call 10/15/23)(a)	15,275	15,761,907
Eastman Chemical Co. 2.70%, 01/15/20 (Call 12/15/19)	3,837	3,826,007
3.50%, 12/01/21	9,980	10,057,767
EI du Pont de Nemours & Co., 2.20%, 05/01/20	12,600	12,518,311
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	300	293,541
3.40%, 09/25/20(a)	3,500	3,514,038
LYB International Finance BV, 4.00%, 07/15/23	6,825	6,881,397
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	4,485	4,446,151
3.75%, 11/15/21 (Call 08/15/21)	50	50,258
4.25%, 11/15/23 (Call 08/15/23)(a)	5,000	5,146,510
NewMarket Corp., 4.10%, 12/15/22	4,840	4,927,238
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	11,535	11,331,682
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	4,800	4,770,637
Praxair Inc. 2.25%, 09/24/20(a)	3,938	3,903,644
2.45%, 02/15/22 (Call 11/15/21)	100	98,501
3.00%, 09/01/21(a)	3,956	3,962,913
SABIC Capital II BV, 4.00%, 10/10/23(b)	4,600	4,657,500
Sasol Financing International Ltd., 4.50%, 11/14/22	5,000	4,976,130
Sherwin-Williams Co. (The) 2.25%, 05/15/20	10,800	10,693,276
2.75%, 06/01/22 (Call 05/01/22)(a)	6,450	6,343,293
Syngenta Finance NV 3.13%, 03/28/22	1,169	1,140,402
3.93%, 04/23/21(a)(b)	5,705	5,688,529
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	123	122,093

		153,535,775

Commercial Services — 0.4%
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	50	50,558
5.50%, 11/01/22 (Call 05/01/22)	34	35,359
DP World Crescent Ltd., 3.91%, 05/31/23(b)	8,000	8,020,000

Security	Par (000)	Value

Commercial Services (continued)
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)(a)	$475	$463,622
4.35%, 12/08/21(a)	150	155,437
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	810	811,620
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	9,700	9,408,041
4.88%, 02/15/24 (Call 11/15/23)	235	248,647
5.50%, 09/01/20	3,470	3,586,538
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)(a)	7,200	7,087,254
Total System Services Inc. 3.80%, 04/01/21 (Call 03/01/21)(a)	5,000	5,017,787
4.00%, 06/01/23 (Call 05/01/23)	5,150	5,192,957
Verisk Analytics Inc., 4.13%, 09/12/22	50	51,076

		40,128,896

Computers — 2.6%
Apple Inc. 1.55%, 02/07/20(a)	4,650	4,600,442
1.55%, 08/04/21 (Call 07/04/21)	160	155,736
1.80%, 05/11/20(a)	5,200	5,149,997
1.90%, 02/07/20(a)	4,750	4,715,805
2.00%, 05/06/20	9,075	9,006,720
2.00%, 11/13/20(a)	5,725	5,665,360
2.15%, 02/09/22	150	147,580
2.25%, 02/23/21 (Call 01/23/21)(a)	18,350	18,197,536
2.30%, 05/11/22 (Call 04/11/22)	425	418,116
2.40%, 05/03/23(a)	20,150	19,772,012
2.50%, 02/09/22 (Call 01/09/22)	10,823	10,753,392
2.70%, 05/13/22	150	149,500
2.85%, 05/06/21	20,750	20,793,302
2.85%, 02/23/23 (Call 12/23/22)	15,100	15,103,356
3.00%, 02/09/24 (Call 12/09/23)	2,200	2,202,548
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(b)	15,425	15,703,526
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	19,735	20,744,831
DXC Technology Co. 2.88%, 03/27/20(a)	585	582,695
4.45%, 09/18/22(a)	6,385	6,518,263
Hewlett Packard Enterprise Co. 3.50%, 10/05/21 (Call 09/05/21)	4,830	4,857,235
3.60%, 10/15/20 (Call 09/15/20)	18,755	18,854,909
4.40%, 10/15/22 (Call 08/15/22)(a)	5,800	5,990,638
HP Inc. 4.05%, 09/15/22	460	468,670
4.30%, 06/01/21(a)	9,219	9,426,848
4.65%, 12/09/21	50	51,825
IBM Credit LLC 2.65%, 02/05/21(a)	14,475	14,398,311
3.00%, 02/06/23(a)	9,700	9,646,155
3.60%, 11/30/21(a)	5,100	5,185,237
International Business Machines Corp. 1.63%, 05/15/20	11,442	11,292,144
1.88%, 08/01/22	500	480,375
1.90%, 01/27/20	6,750	6,698,554
3.38%, 08/01/23(a)	5,100	5,141,932
3.63%, 02/12/24	5,100	5,203,039
NetApp Inc., 3.25%, 12/15/22 (Call 09/15/22)	120	117,554

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	$805	$803,921
4.75%, 06/01/23(a)	8,815	8,845,198

		267,843,262

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 2.25%, 11/15/22	50	49,118
Estee Lauder Companies Inc. (The) 1.70%, 05/10/21 (Call 04/10/21)	5,000	4,855,642
1.80%, 02/07/20	3,815	3,781,767
Procter & Gamble Co. (The) 1.70%, 11/03/21(a)	55	53,673
1.85%, 02/02/21	85	83,701
1.90%, 10/23/20(a)	7,700	7,621,493
2.15%, 08/11/22	1,000	980,337
2.30%, 02/06/22	30	29,694
Unilever Capital Corp. 1.80%, 05/05/20	5,450	5,387,235
2.75%, 03/22/21	12,700	12,685,642
3.00%, 03/07/22(a)	500	500,971
3.13%, 03/22/23 (Call 02/22/23)	9,000	8,991,978
4.25%, 02/10/21(a)	4,925	5,064,770

		50,086,021

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23 (Call 12/23/22)	725	701,697
3.95%, 02/01/22 (Call 01/01/22)(a)	1,000	1,003,069
4.13%, 07/03/23 (Call 06/03/23)(a)	17,950	17,823,096
4.50%, 05/15/21(a)	10,785	10,927,547
4.63%, 10/30/20	12,850	13,058,608
5.00%, 10/01/21	150	154,113
AIG Global Funding, 3.35%, 06/25/21(a)(b)	4,805	4,819,136
Air Lease Corp. 2.13%, 01/15/20(a)	2,250	2,231,055
2.50%, 03/01/21(a)	4,765	4,667,205
2.63%, 07/01/22 (Call 06/01/22)	3,050	2,935,908
2.75%, 01/15/23 (Call 12/15/22)(a)	180	172,350
3.38%, 06/01/21 (Call 05/01/21)	4,700	4,667,330
3.50%, 01/15/22(a)	6,970	6,937,983
3.88%, 07/03/23 (Call 06/03/23)	9,680	9,637,433
4.25%, 02/01/24	5,000	5,030,505
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)(a)	10,385	10,330,557
5.00%, 04/01/23	4,575	4,654,548
5.13%, 03/15/21	300	308,112
5.50%, 02/15/22	725	750,150
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)(a)	12,200	12,045,641
2.50%, 08/01/22 (Call 07/01/22)	10,225	10,014,690
2.65%, 12/02/22(a)	10,400	10,247,867
3.38%, 05/17/21 (Call 04/17/21)(a)	14,250	14,362,835
3.40%, 02/27/23 (Call 01/27/23)(a)	1,175	1,183,179
3.40%, 02/22/24 (Call 01/22/24)	10,475	10,503,031
3.70%, 11/05/21 (Call 10/05/21)(a)	5,200	5,280,422
American Express Credit Corp. 2.20%, 03/03/20 (Call 02/01/20)(a)	875	869,485
2.25%, 05/05/21 (Call 04/04/21)(a)	6,045	5,952,803
2.38%, 05/26/20 (Call 04/25/20)	3,284	3,262,572

Security	Par (000)	Value

Diversified Financial Services (continued)
2.70%, 03/03/22 (Call 01/31/22)(a)	$100	$99,427
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	9,076	9,028,772
Ameriprise Financial Inc. 4.00%, 10/15/23(a)	5,000	5,145,632
5.30%, 03/15/20(a)	6,025	6,169,939
BGC Partners Inc., 5.38%, 07/24/23(a)	6,510	6,551,499
BOC Aviation Ltd., 2.75%, 09/18/22 (Call 08/18/22)(b)	511	493,046
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	11,285	11,130,741
Capital One Financial Corp. 2.50%, 05/12/20 (Call 04/12/20)	275	273,162
3.05%, 03/09/22 (Call 02/09/22)(a)	300	298,656
3.20%, 01/30/23 (Call 12/30/22)	11,610	11,438,602
3.45%, 04/30/21 (Call 03/30/21)(a)	12,750	12,811,805
3.50%, 06/15/23(a)	100	99,007
3.90%, 01/29/24 (Call 12/29/23)(a)	4,910	4,941,772
4.75%, 07/15/21(a)	60	61,889
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	5,300	5,232,216
3.25%, 05/21/21 (Call 04/21/21)(a)	9,735	9,836,494
4.45%, 07/22/20	50	51,087
CME Group Inc., 3.00%, 09/15/22	200	200,836
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	5,050	4,989,761
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	42,550	41,833,884
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	1,091	1,070,034
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(b)	7,000	6,782,895
International Lease Finance Corp. 5.88%, 08/15/22(a)	155	164,837
8.25%, 12/15/20(a)	2,005	2,163,960
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	200	208,149
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	350	343,827
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.41%, 02/28/22 (Call 01/28/22)(b)	5,000	5,006,080
3.56%, 02/28/24 (Call 01/28/24)(b)	300	300,626
3.96%, 09/19/23 (Call 08/19/23)(b)	18,850	19,110,809
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	4,935	4,888,821
2.40%, 04/25/22 (Call 03/25/22)	100	98,125
2.70%, 02/15/23 (Call 12/15/22)	415	408,216
2.90%, 03/15/21(a)	8,585	8,571,788
3.05%, 02/15/22 (Call 11/15/21)	25	25,008
4.75%, 04/30/43 (Call 04/30/23)(c)(d)	30	29,029
Nomura Holdings Inc., 6.70%, 03/04/20(a)	4,625	4,789,453
ORIX Corp., 4.05%, 01/16/24	7,500	7,634,077
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	5,000	5,068,750
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	300	298,737
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	90	89,970
USAA Capital Corp., 2.45%, 08/01/20(a)(b)	500	497,939
Visa Inc. 2.20%, 12/14/20 (Call 11/14/20)(a)	19,673	19,494,695
2.80%, 12/14/22 (Call 10/14/22)	14,850	14,848,878
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	12,375	12,640,993
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	10,000	10,000,000

		429,756,850

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 4.4%
Abu Dhabi National Energy Co. PJSC 3.63%, 06/22/21(b)	$6,260	$6,275,650
3.63%, 01/12/23(b)	6,650	6,666,625
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	150	145,093
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	7,870	7,918,281
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)(a)	5,560	5,509,086
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	150	148,250
American Electric Power Co. Inc. 2.15%, 11/13/20	3,200	3,155,636
Series I, 3.65%, 12/01/21(a)	2,505	2,533,214
American Transmission Systems Inc., 5.25%, 01/15/22(b)	400	419,640
Baltimore Gas & Electric Co. 2.80%, 08/15/22 (Call 05/15/22)	15	14,712
3.35%, 07/01/23 (Call 04/01/23)	75	75,331
Berkshire Hathaway Energy Co. 2.38%, 01/15/21(a)	2,350	2,331,089
2.80%, 01/15/23 (Call 12/15/22)	8,830	8,762,332
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	100	102,135
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	11,960	11,522,529
3.60%, 11/01/21	5,775	5,817,097
3.85%, 02/01/24 (Call 01/01/24)	1,230	1,233,349
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	9,510	9,548,943
Commonwealth Edison Co. 3.40%, 09/01/21 (Call 06/01/21)	5,250	5,290,606
4.00%, 08/01/20 (Call 05/01/20)	25	25,313
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	98,603
Consolidated Edison Inc. 2.00%, 05/15/21 (Call 04/15/21)(a)	5,000	4,886,029
Series A, 2.00%, 03/15/20	2,975	2,952,050
Dominion Energy Inc. 2.58%, 07/01/20(a)	10,220	10,113,778
Series B, 2.75%, 01/15/22 (Call 12/15/21)	600	589,675
DTE Electric Co. 2.65%, 06/15/22 (Call 03/15/22)	426	418,295
3.45%, 10/01/20 (Call 07/01/20)	4,550	4,562,929
DTE Energy Co., Series D, 3.70%, 08/01/23 (Call 07/01/23)	10,775	10,815,228
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	212,000
Duke Energy Carolinas LLC 3.35%, 05/15/22	5,985	6,110,468
3.90%, 06/15/21 (Call 03/15/21)	5,706	5,816,129
4.30%, 06/15/20	2,911	2,968,569
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	11,850	11,463,639
3.05%, 08/15/22 (Call 05/15/22)(a)	630	626,875
3.55%, 09/15/21 (Call 06/15/21)	190	191,811
Duke Energy Indiana LLC, 3.75%, 07/15/20(a)	3,460	3,497,685
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	83	85,357
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	400	398,724
3.00%, 09/15/21 (Call 06/15/21)	25	25,121
3.38%, 09/01/23 (Call 08/01/23)	5,025	5,087,797
Edison International 2.13%, 04/15/20	5,425	5,316,621
2.40%, 09/15/22 (Call 08/15/22)(a)	387	356,698
2.95%, 03/15/23 (Call 01/15/23)(a)	1,963	1,821,633
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	6,155	6,041,980

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV 2.75%, 04/06/23(a)(b)	$5,275	$5,012,014
2.88%, 05/25/22(a)(b)	9,500	9,227,851
4.25%, 09/14/23(b)	18,500	18,636,529
Engie SA, 2.88%, 10/10/22(b)	300	297,867
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	3,980	4,027,665
Entergy Corp. 4.00%, 07/15/22 (Call 05/15/22)(a)	5,000	5,069,760
5.13%, 09/15/20 (Call 06/15/20)(a)	2,463	2,508,798
Evergy Inc. 4.85%, 06/01/21 (Call 03/01/21)	775	795,529
5.29%, 06/15/22 (Call 03/15/22)(f)	140	146,459
Eversource Energy 2.50%, 03/15/21 (Call 02/15/21)	2,700	2,669,841
2.80%, 05/01/23 (Call 02/01/23)	80	78,482
Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	49,377
Series N, 3.80%, 12/01/23 (Call 11/01/23)	5,100	5,200,989
Exelon Corp. 2.85%, 06/15/20 (Call 05/15/20)(a)	5,525	5,504,431
3.50%, 06/01/22 (Call 05/01/22)(a)	7,260	7,213,320
5.15%, 12/01/20 (Call 09/01/20)	8,385	8,615,237
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	100	100,159
4.25%, 06/15/22 (Call 03/15/22)(a)	970	993,605
Fortis Inc./Canada, 2.10%, 10/04/21 (Call 09/04/21)	500	483,164
Georgia Power Co. 2.00%, 03/30/20(a)	5,000	4,946,562
2.40%, 04/01/21 (Call 03/01/21)	100	98,380
Series C, 2.00%, 09/08/20	4,813	4,748,472
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)	50	49,796
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,869
Israel Electric Corp. Ltd., 6.88%, 06/21/23(b)	2,000	2,215,000
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	3,540	3,434,787
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	425	418,455
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	5,889	5,921,522
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(b)	4,000	4,073,755
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,050	5,989,378
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)(a)	1,470	1,480,071
MidAmerican Energy Co., 3.70%, 09/15/23 (Call 06/15/23)	185	188,855
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	3,250	3,252,198
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)(a)	145	141,633
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)(a)	4,104	4,067,498
NV Energy Inc., 6.25%, 11/15/20	6,250	6,571,271
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	7,650	8,113,330
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	500	513,227
7.00%, 09/01/22	100	112,723
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	350	350,537
3.85%, 06/15/21 (Call 03/15/21)	250	254,562
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(b)	4,800	4,992,000
Pinnacle West Capital Corp., 2.25%, 11/ 30/20	5,375	5,283,520

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co., 3. 60%, 03/15/24 (Call 12/15/23)(a)	$5,000	$5,087,374
PPL Capital Funding Inc. 3.40%, 06/01/23 (Call 03/01/23)(a)	5,142	5,104,033
4.20%, 06/15/22 (Call 03/15/22)	45	45,854
PPL Electric Utilities Corp., 2.50%, 09/01/22 (Call 06/01/22)	200	195,324
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	5,000	4,979,297
PSEG Power LLC 3.85%, 06/01/23 (Call 05/01/23)	12,495	12,584,149
4.30%, 11/15/23 (Call 08/15/23)	150	152,753
5.13%, 04/15/20(a)	1,261	1,288,506
Public Service Co. of Oklahoma, 4.40%, 02/01/21	200	204,351
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)(a)	2,085	2,046,745
2.38%, 05/15/23 (Call 02/15/23)(a)	130	126,803
3.25%, 09/01/23 (Call 08/01/23)	2,425	2,455,403
Public Service Enterprise Group Inc. 2.00%, 11/15/21 (Call 10/15/21)	450	434,050
2.65%, 11/15/22 (Call 10/15/22)	75	73,288
Puget Energy Inc., 6.00%, 09/01/21	785	828,668
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	4,600	4,567,800
Sempra Energy 2.40%, 02/01/20	4,650	4,618,385
2.40%, 03/15/20 (Call 02/15/20)	3,250	3,226,392
2.85%, 11/15/20 (Call 10/15/20)(a)	4,700	4,663,565
2.88%, 10/01/22 (Call 07/01/22)	4,700	4,560,924
2.90%, 02/01/23 (Call 01/01/23)	339	327,993
Southern California Edison Co. 3.88%, 06/01/21 (Call 03/01/21)(a)	150	150,942
Series A, 2.90%, 03/01/21	4,950	4,893,526
Series B, 2.40%, 02/01/22 (Call 12/01/21)	550	529,139
Series C, 3.50%, 10/01/23 (Call 07/01/23)	2,500	2,457,053
Series D, 3.40%, 06/01/23 (Call 05/01/23)	6,700	6,553,626
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)(a)	3,734	3,678,830
2.75%, 06/15/20 (Call 05/15/20)(a)	1,685	1,680,721
2.95%, 07/01/23 (Call 05/01/23)	11,035	10,835,722
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)(d)	1,000	1,005,615
Southern Power Co.
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	75	74,463
Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	48,982
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	4,000	3,952,829
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(b)	9,600	9,421,205
3.75%, 05/02/23(b)	7,800	7,879,737
TECO Finance Inc., 5.15%, 03/15/20(a)	3,421	3,490,479
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	340	340,347
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	541,571
Virginia Electric & Power Co. 3.45%, 02/15/24 (Call 11/15/23)	275	278,110
Series C, 2.75%, 03/15/23 (Call 12/15/22)	5,100	5,022,678
WEC Energy Group Inc. 2.45%, 06/15/20 (Call 05/15/20)	5,680	5,634,419
3.38%, 06/15/21(a)	1,290	1,296,814
Wisconsin Public Service Corp., 3.35%, 11/21/21	3,210	3,241,487
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	12,067	12,227,946

		448,658,981

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)(a)	$9,450	$9,420,642
4.25%, 11/15/20(a)	4,750	4,853,165

		14,273,807

Electronics — 0.7%
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	5,840	5,809,617
3.88%, 07/15/23 (Call 04/15/23)(a)	7,595	7,724,775
Amphenol Corp. 2.20%, 04/01/20	5,055	5,026,934
3.13%, 09/15/21 (Call 08/15/21)(a)	4,110	4,104,136
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	5,173	5,211,997
Avnet Inc., 4.88%, 12/01/22(a)	8,275	8,470,441
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	50	49,121
3.70%, 11/15/23 (Call 08/15/23)(a)	2,000	2,021,307
4.25%, 08/15/20	5,000	5,064,622
Flex Ltd. 4.63%, 02/15/20	5,000	5,052,875
5.00%, 02/15/23	660	676,500
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	90	89,200
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	555	545,090
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)(a)	2,125	2,078,161
4.25%, 03/01/21	210	215,845
Jabil Inc. 4.70%, 09/15/22	1,000	1,006,300
5.63%, 12/15/20(a)	500	514,700
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	172	177,901
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	6,985	6,913,999
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	10,085	10,106,163

		70,859,684

Engineering & Construction — 0.0%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(a)(b)	4,850	4,948,790

Environmental Control — 0.3%
Republic Services Inc. 3.55%, 06/01/22 (Call 03/01/22)	8,955	9,083,004
4.75%, 05/15/23 (Call 02/15/23)	3,904	4,108,436
5.00%, 03/01/20(a)	4,970	5,067,446
5.25%, 11/15/21	100	105,408
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	5,050	4,894,134
2.90%, 09/15/22 (Call 06/15/22)(a)	2,997	2,974,842
4.75%, 06/30/20(a)	8,583	8,767,341

		35,000,611

Food — 2.0%
Campbell Soup Co. 3.30%, 03/15/21	8,575	8,562,136
3.65%, 03/15/23 (Call 02/15/23)	9,500	9,442,735
4.25%, 04/15/21(a)	150	152,673
Cencosud SA, 4.88%, 01/20/23(a)(b)	5,000	5,039,000
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	2,000	1,963,097
3.80%, 10/22/21(a)	8,965	9,042,236
Danone SA, 3.00%, 06/15/22(a)(b)	1,000	991,049

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc. 3.20%, 04/16/21	$7,265	$7,288,891
3.70%, 10/17/23 (Call 09/17/23)(a)	6,900	6,966,065
Hershey Co. (The) 2.90%, 05/15/20(a)	2,685	2,689,683
3.10%, 05/15/21(a)	2,150	2,164,310
3.38%, 05/15/23 (Call 04/15/23)	9,025	9,159,783
JM Smucker Co. (The) 2.50%, 03/15/20(a)	7,225	7,183,928
3.50%, 10/15/21(a)	50	50,374
Kellogg Co. 2.65%, 12/01/23(a)	1,640	1,594,088
3.25%, 05/14/21	4,820	4,807,031
4.00%, 12/15/20	6,125	6,220,263
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	5,000	4,875,301
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	10,600	10,539,842
3.38%, 06/15/21	4,500	4,489,888
3.50%, 06/06/22	550	548,023
3.50%, 07/15/22 (Call 05/15/22)	1,275	1,270,375
4.00%, 06/15/23 (Call 05/15/23)	11,530	11,662,061
5.38%, 02/10/20(a)	7,800	7,955,132
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	4,712	4,623,934
2.95%, 11/01/21 (Call 10/01/21)	50	49,792
3.30%, 01/15/21 (Call 12/15/20)	5,750	5,777,193
4.00%, 02/01/24 (Call 11/01/23)	1,210	1,227,313
6.15%, 01/15/20	6,800	6,982,768
Mondelez International Inc. 3.00%, 05/07/20	6,685	6,686,748
3.63%, 05/07/23 (Call 04/07/23)	9,875	9,981,150
5.38%, 02/10/20(a)	4,750	4,854,449
Nestle Holdings Inc. 3.10%, 09/24/21 (Call 08/24/21)(b)	4,150	4,177,847
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	5,000	5,083,861
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	2,515	2,530,221
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	6,525	6,440,939
2.60%, 10/01/20 (Call 09/01/20)(a)	6,705	6,663,215
2.60%, 06/12/22(a)	1,050	1,024,017
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	5,125	4,997,608
3.90%, 09/28/23 (Call 08/28/23)(a)	6,350	6,445,869
4.50%, 06/15/22 (Call 03/15/22)	6,717	6,955,085
Wm Wrigley Jr Co., 3.38%, 10/21/20 (Call 09/21/20)(a)(b)	1,500	1,509,774

		210,669,747

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22 (Call 10/11/21)	150	153,023
Georgia-Pacific LLC 3.16%, 11/15/21 (Call 09/15/21)(b)	85	84,511
5.40%, 11/01/20(b)	50	51,812
International Paper Co. 4.75%, 02/15/22 (Call 11/15/21)(a)	4,371	4,548,438
7.50%, 08/15/21	1,581	1,737,602

		6,575,386

Security	Par (000)	Value

Gas — 0.1%
CenterPoint Energy Resources Corp. 3.55%, 04/01/23 (Call 03/01/23)	$1,800	$1,809,773
4.50%, 01/15/21 (Call 10/15/20)	50	51,055
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	510	507,431
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	5,320	5,368,244

		7,736,503

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)(a)	8,735	8,788,080

Health Care – Products — 1.4%
Abbott Laboratories 2.55%, 03/15/22(a)	18	17,741
2.90%, 11/30/21 (Call 10/30/21)	6,305	6,298,945
3.40%, 11/30/23 (Call 09/30/23)(a)	50	50,459
Becton Dickinson and Co. 2.40%, 06/05/20(a)	4,749	4,699,922
2.89%, 06/06/22 (Call 05/06/22)	14,555	14,398,294
3.13%, 11/08/21(a)	935	930,368
3.25%, 11/12/20	2,068	2,065,100
Boston Scientific Corp. 2.85%, 05/15/20	8,650	8,660,793
3.38%, 05/15/22(a)	1,275	1,278,436
3.45%, 03/01/24 (Call 02/01/24)	8,095	8,106,347
6.00%, 01/15/20(a)	6,800	6,973,839
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)(a)	2,090	2,073,173
Life Technologies Corp., 6.00%, 03/01/20	200	205,437
Medtronic Inc. 2.50%, 03/15/20(a)	21,850	21,802,992
2.75%, 04/01/23 (Call 01/01/23)	25	24,808
3.13%, 03/15/22 (Call 12/15/21)	30	30,163
3.15%, 03/15/22	16,200	16,308,686
4.13%, 03/15/21 (Call 12/15/20)	80	81,911
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	5,510	5,469,127
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)(a)	12,735	12,554,142
3.30%, 02/15/22	100	100,427
3.60%, 08/15/21 (Call 05/15/21)	2,978	3,010,462
4.15%, 02/01/24 (Call 11/01/23)	5,000	5,164,510
4.50%, 03/01/21(a)	6,000	6,169,767
Zimmer Biomet Holdings Inc. 2.70%, 04/01/20 (Call 03/01/20)	14,275	14,208,128
3.15%, 04/01/22 (Call 02/01/22)	58	57,607
3.70%, 03/19/23 (Call 02/19/23)(a)	8,500	8,457,659

		149,199,243

Health Care – Services — 1.5%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	1,300	1,271,022
2.80%, 06/15/23 (Call 04/15/23)(a)	10,690	10,407,026
4.13%, 06/01/21 (Call 03/01/21)	30	30,487
Anthem Inc. 2.50%, 11/21/20(a)	9,320	9,233,651
3.13%, 05/15/22	1,100	1,097,887
3.30%, 01/15/23(a)	13,685	13,714,310
4.35%, 08/15/20(a)	2,725	2,774,567
Cigna Holding Co., 4.38%, 12/15/20 (Call 09/15/20)(a)	1,550	1,577,138
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(a)(b)	1,325	1,333,348

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
HCA Inc. 4.75%, 05/01/23	$5,295	$5,487,726
5.88%, 03/15/22	5,025	5,346,045
Humana Inc. 2.50%, 12/15/20	3,730	3,686,163
3.15%, 12/01/22 (Call 09/01/22)	5,105	5,085,396
Laboratory Corp. of America Holdings 2.63%, 02/01/20	2,080	2,072,223
3.20%, 02/01/22(a)	2,250	2,239,712
3.75%, 08/23/22 (Call 05/23/22)(a)	6,880	6,962,725
4.00%, 11/01/23 (Call 08/01/23)	3,150	3,174,840
Quest Diagnostics Inc. 2.50%, 03/30/20 (Call 02/29/20)(a)	2,800	2,782,813
4.70%, 04/01/21(a)	6,825	7,004,359
4.75%, 01/30/20(a)	6,225	6,328,079
Roche Holdings Inc. 2.88%, 09/29/21 (Call 07/29/21)(a)(b)	525	524,744
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	9,600	9,691,044
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	75	76,205
UnitedHealth Group Inc. 1.95%, 10/15/20	5,300	5,226,310
2.13%, 03/15/21	464	457,322
2.70%, 07/15/20	11,835	11,839,377
2.88%, 03/15/22 (Call 12/15/21)	1,050	1,049,557
3.15%, 06/15/21(a)	7,975	8,035,030
3.35%, 07/15/22(a)	250	253,271
3.38%, 11/15/21 (Call 08/15/21)(a)	1,040	1,052,056
3.50%, 06/15/23(a)	22,850	23,302,242
3.50%, 02/15/24	350	355,363

		153,472,038

Holding Companies – Diversified — 0.2%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)(a)	4,852	4,599,134
3.63%, 01/19/22 (Call 12/19/21)	3,060	3,007,610
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)(e)	10,000	9,575,150
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	55	54,860
Prospect Capital Corp., 5.88%, 03/15/23	630	634,298

		17,871,052

Home Builders — 0.2%
DR Horton Inc. 2.55%, 12/01/20(a)	7,328	7,235,949
4.00%, 02/15/20	1,665	1,677,503
4.38%, 09/15/22 (Call 06/15/22)	50	50,602
4.75%, 02/15/23 (Call 11/15/22)	5,065	5,157,314
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	7,500	7,631,737

		21,753,105

Home Furnishings — 0.1%
Whirlpool Corp. 4.00%, 03/01/24	5,000	5,047,040
4.85%, 06/15/21(a)	1,723	1,774,667

		6,821,707

Household Products & Wares — 0.2%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)	2,100	2,063,216
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	490	490,242
Kimberly-Clark Corp. 3.63%, 08/01/20	475	480,107
3.88%, 03/01/21(a)	150	152,587

Security	Par (000)	Value

Household Products & Wares (continued)
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(b)	$18,960	$18,422,764

		21,608,916

Housewares — 0.1%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	10,800	10,685,161
4.70%, 08/15/20	3,870	3,922,992

		14,608,153

Insurance — 2.4%
Alleghany Corp., 4.95%, 06/27/22	50	52,493
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)(d)	5,000	5,050,000
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)(a)	10,430	10,443,566
4.88%, 06/01/22(a)	11,535	12,083,351
6.40%, 12/15/20	5,175	5,462,681
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	4,220	4,290,410
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	150	151,799
Assurant Inc. 4.00%, 03/15/23	185	184,568
4.20%, 09/27/23 (Call 08/27/23)	5,025	5,055,126
Athene Global Funding, 3.00%, 07/01/22(b)	595	586,391
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	4,850	4,866,938
AXIS Specialty Finance LLC, 5.88%, 06/01/20	4,700	4,838,429
Berkshire Hathaway Finance Corp. 2.90%, 10/15/20	1,500	1,505,336
3.00%, 05/15/22	50	50,454
4.25%, 01/15/21	225	231,122
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)(a)	3,950	3,914,028
2.75%, 03/15/23 (Call 01/15/23)	11,140	11,113,405
CNA Financial Corp., 5.75%, 08/15/21(a)	150	158,421
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(b)(c)(d)(e)	5,000	5,362,500
Delphi Financial Group Inc., 7.88%, 01/31/20	64	66,581
Fidelity National Financial Inc., 5.50%, 09/01/22	300	316,683
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)(e)	3,000	2,898,750
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22(a)	550	579,208
Jackson National Life Global Funding 2.50%, 06/27/22(b)	100	97,399
3.30%, 06/11/21(b)	7,085	7,109,456
3.30%, 02/01/22(b)	9,600	9,646,521
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	11,760	11,956,382
Lincoln National Corp., 6.25%, 02/15/20	1,200	1,236,287
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	5,725	5,608,891
Markel Corp., 5.35%, 06/01/21	146	151,756
Marsh & McLennan Companies Inc. 2.35%, 03/06/20 (Call 02/06/20)	4,525	4,503,550
2.75%, 01/30/22 (Call 12/30/21)	1,566	1,549,692
3.30%, 03/14/23 (Call 01/14/23)	50	49,973
3.88%, 03/15/24 (Call 02/15/24)(a)	7,525	7,703,848
4.05%, 10/15/23 (Call 07/15/23)	33	33,833
4.80%, 07/15/21 (Call 04/15/21)	255	263,768
MassMutual Global Funding II, 2.50%, 04/13/22(b)	5,000	4,922,746

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc. 4.75%, 02/08/21(a)	$6,441	$6,643,799
Series D, 4.37%, 09/15/23	5,050	5,327,223
Metropolitan Life Global Funding I 2.40%, 01/08/21(b)	5,450	5,395,460
2.65%, 04/08/22(b)	1,150	1,134,519
3.45%, 10/09/21(b)	8,460	8,511,509
3.60%, 01/11/24(b)	5,000	5,097,214
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)(d)	1,500	1,609,500
New York Life Global Funding 1.70%, 09/14/21(b)	5,250	5,083,801
2.00%, 04/09/20(a)(b)	1,100	1,090,955
2.95%, 01/28/21(b)	8,180	8,187,601
3.25%, 08/06/21(b)	4,800	4,819,196
Pricoa Global Funding I, 3.45%, 09/01/23(a)(b)	5,875	5,948,580
Primerica Inc., 4.75%, 07/15/22(a)	635	655,388
Principal Life Global Funding II, 2.63%, 11/19/20(b)	1,350	1,341,576
Progressive Corp. (The), 3.75%, 08/23/21	350	355,081
Protective Life Global Funding 2.26%, 04/08/20(b)	1,050	1,042,968
2.62%, 08/22/22(a)(b)	3,000	2,935,130
Prudential Financial Inc. 4.50%, 11/15/20	50	51,246
4.50%, 11/16/21	2,650	2,747,070
5.38%, 06/21/20(a)	6,825	7,039,684
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	16,650	17,569,913
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	13,050	13,050,340
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(b)(c)(d)	2,000	2,164,000
Travelers Companies Inc. (The), 3.90%, 11/01/20	3,225	3,282,244
Trinity Acquisition PLC, 4.63%, 08/15/23	238	245,187

		245,425,526

Internet — 0.7%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	2,400	2,344,541
Alphabet Inc., 3.38%, 02/25/24	1,934	1,986,562
Amazon.com Inc. 1.90%, 08/21/20	12,050	11,912,031
2.40%, 02/22/23 (Call 01/22/23)(a)	10,225	10,052,667
2.50%, 11/29/22 (Call 08/29/22)	975	964,955
3.30%, 12/05/21 (Call 10/05/21)	725	736,564
Baidu Inc. 2.88%, 07/06/22	500	489,328
3.00%, 06/30/20	5,000	4,981,771
3.88%, 09/29/23 (Call 08/29/23)	10,000	10,061,050
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	3,300	3,221,843
eBay Inc. 2.15%, 06/05/20	4,715	4,663,090
2.60%, 07/15/22 (Call 04/15/22)	425	416,004
2.75%, 01/30/23 (Call 12/30/22)(a)	12,800	12,482,783
2.88%, 08/01/21 (Call 06/01/21)	2,172	2,162,691
3.25%, 10/15/20 (Call 07/15/20)(a)	50	50,109
3.80%, 03/09/22 (Call 02/09/22)	100	101,291
Tencent Holdings Ltd., 2.99%, 01/19/23 (Call 12/19/22)(b)	8,960	8,793,271

		75,420,551

Security	Par (000)	Value

Iron & Steel — 0.3%
ArcelorMittal 5.25%, 08/05/20	$1,300	$1,330,389
5.50%, 03/01/21	2,174	2,258,958
6.25%, 02/25/22(a)	5,850	6,265,701
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	5,050	5,202,201
POSCO, 4.00%, 08/01/23(b)	5,000	5,087,481
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	1,000	1,015,478
Vale Overseas Ltd. 4.38%, 01/11/22	4,371	4,386,299
5.88%, 06/10/21(a)	250	258,750

		25,805,257

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	2,600	2,572,717
5.25%, 11/15/22(a)	249	262,735

		2,835,452

Lodging — 0.2%
Choice Hotels International Inc., 5.70%, 08/28/20	50	51,375
Hyatt Hotels Corp., 5.38%, 08/15/21 (Call 05/15/21)	20	20,784
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)(a)	8,520	8,317,181
2.88%, 03/01/21 (Call 02/01/21)	100	99,234
3.13%, 02/15/23 (Call 11/15/22)	97	94,921
3.25%, 09/15/22 (Call 06/15/22)(a)	300	297,647
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	10,500	10,624,885

		19,506,027

Machinery — 1.3%
ABB Finance USA Inc. 2.80%, 04/03/20	6,300	6,298,805
2.88%, 05/08/22(a)	5,000	4,985,056
Caterpillar Financial Services Corp. 1.70%, 08/09/21	80	77,746
1.85%, 09/04/20(a)	8,805	8,676,892
2.00%, 03/05/20(a)	630	625,593
2.10%, 01/10/20	500	497,225
2.40%, 06/06/22	500	492,477
2.75%, 08/20/21	150	149,509
2.85%, 06/01/22(a)	950	946,653
2.90%, 03/15/21	9,950	9,949,043
2.95%, 05/15/20	7,430	7,439,602
2.95%, 02/26/22	8,225	8,227,862
3.15%, 09/07/21	100	100,624
3.45%, 05/15/23(a)	5,100	5,170,726
3.65%, 12/07/23(a)	510	523,854
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	10	9,854
3.90%, 05/27/21	50	51,172
CNH Industrial Capital LLC 4.20%, 01/15/24	1,810	1,808,868
4.38%, 04/05/22	800	810,880
4.88%, 04/01/21	3,275	3,345,085
CNH Industrial NV, 4.50%, 08/15/23	7,450	7,594,530
John Deere Capital Corp. 1.70%, 01/15/20	500	495,499
1.95%, 06/22/20	4,950	4,895,918
2.15%, 09/08/22(a)	1,200	1,174,736
2.20%, 03/13/20	5,890	5,853,745
2.35%, 01/08/21(a)	7,130	7,074,139

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.38%, 07/14/20(a)	$3,725	$3,703,306
2.55%, 01/08/21	50	49,765
2.70%, 01/06/23	135	133,988
2.80%, 03/04/21	50	50,004
2.80%, 03/06/23	5,541	5,525,285
2.88%, 03/12/21	5,075	5,071,672
3.45%, 06/07/23(a)	4,750	4,841,506
3.65%, 10/12/23(a)	5,000	5,157,061
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	2,876	2,842,421
Roper Technologies Inc. 3.00%, 12/15/20 (Call 11/15/20)(a)	2,575	2,567,046
3.65%, 09/15/23 (Call 08/15/23)(a)	9,488	9,533,918
Wabtec Corp. 4.15%, 03/15/24 (Call 02/15/24)(a)	2,510	2,507,423
4.38%, 08/15/23 (Call 05/15/23)(a)	350	349,365

		129,608,853

Manufacturing — 0.9%
3M Co. 2.00%, 08/07/20	10,000	9,905,974
2.25%, 03/15/23 (Call 02/15/23)	600	586,030
2.75%, 03/01/22 (Call 02/01/22)(a)	3,435	3,439,003
3.25%, 02/14/24 (Call 01/14/24)	350	355,256
Eaton Corp., 2.75%, 11/02/22	10,800	10,663,055
General Electric Co. 2.70%, 10/09/22	15,795	15,292,194
3.10%, 01/09/23	950	929,544
4.63%, 01/07/21	50	51,174
4.65%, 10/17/21	2,566	2,643,457
5.30%, 02/11/21	9,900	10,183,579
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	13,465	13,372,028
4.25%, 06/15/23	50	51,938
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	3,625	3,595,396
Pall Corp., 5.00%, 06/15/20	3,030	3,102,660
Parker-Hannifin Corp., 3.50%, 09/15/22	165	165,856
Siemens Financieringsmaatschappij NV 1.70%, 09/15/21(a)(b)	500	484,056
2.00%, 09/15/23(a)(b)	5,000	4,750,937
2.70%, 03/16/22(a)(b)	10,350	10,242,042

		89,814,179

Media — 2.2%
21st Century Fox America Inc. 4.50%, 02/15/21	5,720	5,871,553
8.88%, 04/26/23	365	439,527
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	40	38,246
3.38%, 03/01/22 (Call 12/01/21)(a)	6,126	6,107,055
4.30%, 02/15/21 (Call 11/15/20)	5,000	5,090,690
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)(a)	14,110	14,174,595
4.46%, 07/23/22 (Call 05/23/22)(a)	16,845	17,276,936
4.50%, 02/01/24 (Call 01/01/24)	2,500	2,562,266
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	175	213,458
Comcast Corp. 2.75%, 03/01/23 (Call 02/01/23)	15,025	14,775,701
3.00%, 02/01/24 (Call 01/01/24)	5,100	5,044,525

Security	Par (000)	Value

Media (continued)
3.45%, 10/01/21(a)	$8,215	$8,314,615
5.15%, 03/01/20(a)	8,795	8,989,890
Cox Communications Inc. 2.95%, 06/30/23 (Call 03/30/23)(b)	100	97,247
3.25%, 12/15/22(a)(b)	5,000	4,949,614
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)(a)	10,175	9,856,890
3.25%, 04/01/23(a)	85	82,986
3.30%, 05/15/22	10	9,919
4.38%, 06/15/21(a)	10,000	10,212,815
5.05%, 06/01/20(a)	4,280	4,360,911
Fox Corp. 3.67%, 01/25/22(b)	455	460,431
4.03%, 01/25/24 (Call 12/25/23)(b)	6,670	6,807,876
NBCUniversal Media LLC 2.88%, 01/15/23	5,037	4,998,936
4.38%, 04/01/21	13,675	14,057,851
5.15%, 04/30/20(a)	13,518	13,867,655
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	1,000	1,018,497
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	10,150	10,240,122
4.13%, 02/15/21 (Call 11/15/20)(a)	240	242,348
5.00%, 02/01/20	7,075	7,182,455
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	6,000	6,920,001
Viacom Inc. 4.25%, 09/01/23 (Call 06/01/23)	2,100	2,150,574
4.50%, 03/01/21(a)	5,000	5,111,757
Walt Disney Co. (The) 1.80%, 06/05/20	5,750	5,680,528
1.95%, 03/04/20(a)	7,170	7,119,244
2.15%, 09/17/20	3,245	3,216,649
2.35%, 12/01/22	350	344,163
3.75%, 06/01/21	75	76,642
Warner Media LLC 4.00%, 01/15/22	10,100	10,299,696
4.05%, 12/15/23	357	365,384
4.75%, 03/29/21(a)	7,588	7,854,533

		226,484,781

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)(a)	5,392	5,347,073
2.50%, 01/15/23 (Call 10/15/22)(a)	1,545	1,520,273

		6,867,346

Mining — 0.6%
Anglo American Capital PLC 3.75%, 04/10/22(a)(b)	1,000	995,512
4.13%, 09/27/22(b)	300	301,130
Barrick Gold Corp., 3.85%, 04/01/22	550	556,310
BHP Billiton Finance USA Ltd., 6.25%, 10/19/75 (Call 10/19/20)(b)(c)(d)	11,460	11,927,568
Glencore Finance Canada Ltd., 4.95%, 11/15/21(b)	5,050	5,215,085
Glencore Funding LLC 3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,200	2,137,586
4.13%, 05/30/23(a)(b)	10,150	10,184,307
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	5,206	5,240,201
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(b)	9,000	9,501,756
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	200	204,800

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 6.63%, 10/14/22(b)	$10,000	$10,600,000
Southern Copper Corp. 3.50%, 11/08/22	550	547,250
5.38%, 04/16/20	4,275	4,376,531

		61,788,036

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	3,150	3,187,638

Oil & Gas — 5.7%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	225	231,180
Apache Corp., 2.63%, 01/15/23 (Call 10/15/22)(a)	75	72,134
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)(a)	1,075	1,052,473
2.52%, 09/19/22 (Call 08/19/22)	5,575	5,481,213
2.75%, 05/10/23	5,785	5,691,843
3.22%, 11/28/23 (Call 09/28/23)	2,500	2,504,855
3.25%, 05/06/22	4,850	4,886,549
3.79%, 02/06/24 (Call 01/06/24)	720	739,064
4.50%, 10/01/20	10,799	11,067,962
4.74%, 03/11/21	3,846	3,982,683
BP Capital Markets PLC 2.50%, 11/06/22(a)	5,171	5,075,497
3.56%, 11/01/21	1,415	1,434,755
4.74%, 03/11/21	168	173,971
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	16,315	15,945,793
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	513	495,909
3.80%, 09/15/23 (Call 06/15/23)	1,050	1,036,687
Chevron Corp. 1.96%, 03/03/20 (Call 02/03/20)	5,760	5,721,970
1.99%, 03/03/20(a)	9,023	8,965,163
2.10%, 05/16/21 (Call 04/15/21)	860	848,007
2.36%, 12/05/22 (Call 09/05/22)(a)	5,100	5,018,165
2.41%, 03/03/22 (Call 01/03/22)	185	183,452
2.42%, 11/17/20 (Call 10/17/20)(a)	7,307	7,275,264
2.43%, 06/24/20 (Call 05/24/20)(a)	6,114	6,096,249
2.50%, 03/03/22 (Call 02/03/22)	50	49,602
2.57%, 05/16/23 (Call 03/16/23)(a)	313	308,819
3.19%, 06/24/23 (Call 03/24/23)	11,150	11,262,728
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	11,750	11,869,176
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	14,800	14,479,654
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20(a)	9,875	9,796,767
CNOOC Finance 2015 USA LLC, 3.75%, 05/02/23(a)	750	753,791
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	8,000	7,952,106
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	3,615	3,530,136
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)(a)	360	358,726
4.00%, 07/15/21 (Call 04/15/21)	250	253,202
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(a)(b)	200	209,700
Ecopetrol SA, 5.88%, 09/18/23	7,650	8,196,975
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)(a)	2,342	2,365,731
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	9,600	9,707,666
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	4,000	3,976,600
4.10%, 02/01/21	5,788	5,897,457
4.40%, 06/01/20	4,350	4,421,893

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	$10,675	$10,287,851
4.88%, 11/15/21	520	533,984
Equinor ASA 2.65%, 01/15/24	6,756	6,649,184
2.75%, 11/10/21	875	874,066
2.90%, 11/08/20	8,410	8,426,692
Exxon Mobil Corp. 1.91%, 03/06/20 (Call 02/06/20)	9,890	9,817,628
2.22%, 03/01/21 (Call 02/01/21)(a)	14,025	13,900,744
2.40%, 03/06/22 (Call 01/06/22)(a)	1,200	1,188,500
2.73%, 03/01/23 (Call 01/01/23)	5,650	5,623,025
Gazprom OAO Via Gaz Capital SA 4.95%, 07/19/22(b)	10,000	10,163,600
6.51%, 03/07/22(b)	7,000	7,381,500
Harvest Operations Corp. 3.00%, 09/21/22(b)	4,000	3,953,258
4.20%, 06/01/23 (Call 05/01/23)(b)	5,000	5,150,470
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	550	557,403
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	9,860	9,590,071
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	6,257	6,284,960
4.75%, 12/15/23 (Call 10/15/23)(b)	8,740	9,084,119
5.13%, 03/01/21(a)	7,596	7,857,121
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	1,469	1,494,505
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	1,455	1,436,318
2.70%, 02/15/23 (Call 11/15/22)	263	259,405
3.13%, 02/15/22 (Call 11/15/21)	10,110	10,180,022
Series 1, 4.10%, 02/01/21 (Call 11/01/20)(a)	6,081	6,200,400
Pertamina Persero PT 4.30%, 05/20/23(b)	9,560	9,643,650
4.88%, 05/03/22(b)	9,160	9,411,900
Petro-Canada, 9.25%, 10/15/21(a)	2,015	2,301,726
Petroleos Mexicanos 3.50%, 01/30/23	14,650	13,608,385
4.63%, 09/21/23	218	208,452
4.88%, 01/24/22	335	332,317
4.88%, 01/18/24	6,135	5,862,606
5.38%, 03/13/22(a)	12,410	12,385,180
5.50%, 01/21/21	13,110	13,270,597
6.00%, 03/05/20	2,400	2,436,600
6.38%, 02/04/21	7,260	7,469,015
Petronas Capital Ltd., 3.13%, 03/18/22(b)	10,300	10,265,349
Phillips 66, 4.30%, 04/01/22	7,745	8,013,363
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	900	901,122
3.95%, 07/15/22 (Call 04/15/22)	6,141	6,228,524
Reliance Holding USA Inc., 5.40%, 02/14/22(b)	5,000	5,196,464
Shell International Finance BV 1.75%, 09/12/21	2,375	2,314,080
1.88%, 05/10/21(a)	14,125	13,862,095
2.13%, 05/11/20	10,942	10,865,510
2.25%, 11/10/20	3,613	3,584,291
2.25%, 01/06/23	5,099	4,978,773
3.40%, 08/12/23	400	407,106
3.50%, 11/13/23 (Call 10/13/23)	9,650	9,861,295
4.38%, 03/25/20	7,975	8,111,964
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	6,600	6,476,049

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	$10,000	$10,109,767
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20(b)	6,263	6,202,865
Sinopec Group Overseas Development 2016 Ltd. 2.00%, 09/29/21(b)	9,200	8,871,975
2.75%, 05/03/21(b)	5,300	5,230,555
Sinopec Group Overseas Development 2017 Ltd. 2.38%, 04/12/20(b)	1,000	990,645
2.50%, 09/13/22(b)	9,090	8,779,061
3.00%, 04/12/22(b)	6,000	5,901,588
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(b)	1,000	1,009,660
Total Capital Canada Ltd., 2.75%, 07/15/23	5,425	5,358,559
Total Capital International SA 2.70%, 01/25/23(a)	400	394,972
2.75%, 06/19/21	5,800	5,795,491
2.88%, 02/17/22	60	60,003
Total Capital SA 4.13%, 01/28/21(a)	8,817	9,043,525
4.45%, 06/24/20	8,769	8,955,190
Valero Energy Corp., 6.13%, 02/01/20	5,735	5,892,191
Woodside Finance Ltd., 4.60%, 05/10/21 (Call 02/10/21)(a)(b)	5,000	5,082,695

		581,941,548

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	60	60,210
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)(a)	10,025	9,870,696
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	3,015	2,953,660
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	5,315	5,348,580
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	10,050	9,740,341
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(a)(b)	11,810	11,666,826
Schlumberger Holdings Corp. 3.00%, 12/21/20 (Call 11/21/20)(b)	190	189,347
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	6,970	7,004,629

		46,834,289

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	150	153,926
Packaging Corp. of America, 2.45%, 12/15/20(a)	5,434	5,365,675
WestRock RKT LLC, 3.50%, 03/01/20	9,350	9,370,490

		14,890,091

Pharmaceuticals — 4.9%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)(a)	14,750	14,492,556
2.50%, 05/14/20 (Call 04/14/20)(a)	22,069	21,924,335
2.90%, 11/06/22(a)	14,660	14,431,104
3.20%, 11/06/22 (Call 09/06/22)(a)	5,000	4,978,401
3.38%, 11/14/21	3,850	3,868,007
3.75%, 11/14/23 (Call 10/14/23)(a)	2,155	2,177,283
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	8,075	7,968,796
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)(a)	16,300	16,290,383
3.45%, 03/15/22 (Call 01/15/22)(a)	21,475	21,382,465
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	50	51,709

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp. 3.40%, 05/15/24 (Call 02/15/24)	$5,000	$4,958,945
3.50%, 11/15/21 (Call 08/15/21)	782	786,074
AstraZeneca PLC 2.38%, 11/16/20	10,425	10,317,151
2.38%, 06/12/22 (Call 05/12/22)(a)	750	731,416
3.50%, 08/17/23 (Call 07/17/23)	13,000	13,066,790
Bayer U.S. Finance II LLC 3.50%, 06/25/21 (Call 05/25/21)(b)	2,755	2,751,429
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	22,210	22,152,844
Bristol-Myers Squibb Co., 7.15%, 06/15/23	5,400	6,243,972
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)(a)	4,975	4,832,421
3.20%, 06/15/22(a)	9,175	9,115,141
4.63%, 12/15/20	2,785	2,853,510
Cigna Corp. 3.20%, 09/17/20(b)	275	275,298
3.40%, 09/17/21(a)(b)	17,200	17,300,151
3.75%, 07/15/23 (Call 06/15/23)(a)(b)	14,485	14,663,320
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	2,172	2,118,144
2.75%, 12/01/22 (Call 09/01/22)	500	488,142
2.80%, 07/20/20 (Call 06/20/20)	17,944	17,851,273
3.13%, 03/09/20(a)	7,800	7,812,803
3.35%, 03/09/21(a)	11,385	11,417,341
3.70%, 03/09/23 (Call 02/09/23)	30,422	30,574,778
4.13%, 05/15/21 (Call 02/15/21)	300	304,782
4.75%, 12/01/22 (Call 09/01/22)(a)	6,000	6,265,050
Eli Lilly & Co., 2.35%, 05/15/22(a)	1,250	1,231,582
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	100	98,669
Express Scripts Holding Co. 2.60%, 11/30/20	8,150	8,071,931
3.00%, 07/15/23 (Call 05/15/23)	1,450	1,421,961
3.05%, 11/30/22 (Call 10/31/22)(a)	1,075	1,061,356
3.30%, 02/25/21 (Call 01/25/21)	1,225	1,227,984
3.90%, 02/15/22	11,375	11,610,490
4.75%, 11/15/21	1,285	1,333,640
GlaxoSmithKline Capital Inc., 3.38%, 05/15/23(a)	10,050	10,175,776
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	1,200	1,196,860
3.13%, 05/14/21(a)	9,000	9,053,159
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)(a)	6,075	5,947,874
1.95%, 11/10/20	4,525	4,471,578
2.25%, 03/03/22 (Call 02/03/22)	350	345,341
2.45%, 12/05/21	25	24,759
3.38%, 12/05/23(a)	250	256,486
McKesson Corp., 3.65%, 11/30/20(a)	9,775	9,840,624
Medco Health Solutions Inc., 4.13%, 09/15/20(a)	1,845	1,871,658
Merck & Co. Inc. 2.35%, 02/10/22(a)	500	495,019
2.40%, 09/15/22 (Call 06/15/22)	400	394,196
2.80%, 05/18/23	5,470	5,434,775
Mylan Inc., 3.13%, 01/15/23(b)	100	96,157
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)(a)	14,111	13,951,464
3.75%, 12/15/20 (Call 11/15/20)(a)	6,693	6,724,418

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp. 1.80%, 02/14/20	$8,970	$8,897,874
2.40%, 05/17/22 (Call 04/17/22)	95	93,870
4.40%, 04/24/20(a)	4,417	4,504,325
Pfizer Inc. 1.95%, 06/03/21	110	108,225
2.20%, 12/15/21(a)	350	345,089
3.00%, 09/15/21(a)	1,035	1,041,613
3.00%, 06/15/23(a)	5,350	5,374,820
3.20%, 09/15/23 (Call 08/15/23)	1,000	1,012,721
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	7,500	7,625,406
4.00%, 03/29/21	5,550	5,677,661
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)(a)	35,050	34,256,468
2.88%, 09/23/23 (Call 07/23/23)	14,600	14,091,435
Takeda Pharmaceutical Co. Ltd. 3.80%, 11/26/20(b)	1,410	1,422,400
4.00%, 11/26/21 (Call 10/26/21)(b)	5,000	5,082,483
4.40%, 11/26/23 (Call 10/26/23)(b)	10,200	10,540,346
Wyeth LLC 6.45%, 02/01/24	1,150	1,328,236
7.25%, 03/01/23	50	57,873
Zoetis Inc. 3.25%, 08/20/21	244	243,794
3.25%, 02/01/23 (Call 11/01/22)(a)	9,735	9,676,680
3.45%, 11/13/20 (Call 10/13/20)(a)	1,025	1,030,292

		503,195,182

Pipelines — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)(a)	2,480	2,468,612
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	5,000	5,083,711
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	5,850	5,816,924
4.88%, 02/01/21 (Call 11/01/20)	775	788,593
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	5,366	5,371,958
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	1,830	2,076,998
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 03/15/20(b)	1,000	1,026,944
Enbridge Energy Partners LP 4.38%, 10/15/20 (Call 09/15/20)	8,784	8,943,380
5.20%, 03/15/20	5,725	5,850,549
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	5,650	5,560,463
4.00%, 10/01/23 (Call 07/01/23)	1,100	1,119,648
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	100	99,603
4.15%, 10/01/20 (Call 08/01/20)	7,960	8,050,087
4.50%, 04/15/24 (Call 03/15/24)	4,315	4,435,611
4.65%, 06/01/21 (Call 03/01/21)(a)	3,016	3,093,499
5.20%, 02/01/22 (Call 11/01/21)	8,350	8,703,901
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	10,250	10,459,027
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22 (Call 07/01/22)(a)	300	311,998
5.75%, 09/01/20 (Call 06/01/20)	4,975	5,120,727
5.88%, 03/01/22 (Call 12/01/21)(a)	167	176,898

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC 2.80%, 02/15/21(a)	$5,050	$5,026,929
2.85%, 04/15/21 (Call 03/15/21)	4,025	4,006,777
3.35%, 03/15/23 (Call 12/15/22)(a)	11,600	11,620,274
3.50%, 02/01/22(a)	8,525	8,622,682
3.90%, 02/15/24 (Call 11/15/23)	500	512,185
5.20%, 09/01/20	10,775	11,111,283
5.25%, 01/31/20	8,050	8,209,382
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	7,050	7,100,728
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	4,750	4,737,533
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (Call 01/01/21)	1,675	1,685,323
3.95%, 09/01/22 (Call 06/01/22)(a)	10,375	10,556,260
4.15%, 02/01/24 (Call 11/01/23)	50	51,097
6.50%, 04/01/20	3,605	3,730,957
6.85%, 02/15/20	5,650	5,844,124
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)(a)	12,275	12,142,979
5.00%, 02/15/21 (Call 01/15/21)(b)	250	257,626
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	10,075	10,039,971
4.50%, 07/15/23 (Call 04/15/23)	1,000	1,034,003
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)(a)	5,295	5,409,486
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	10,560	10,569,871
3.80%, 03/15/20 (Call 02/15/20)	1,000	1,006,445
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	900	866,077
3.65%, 06/01/22 (Call 03/01/22)	71	70,601
5.75%, 01/15/20(a)	1,400	1,428,917
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)(b)	500	510,000
Sabine Pass Liquefaction LLC 5.63%, 02/01/21 (Call 11/01/20)(a)	7,105	7,348,168
5.63%, 04/15/23 (Call 01/15/23)	12,935	13,774,468
6.25%, 03/15/22 (Call 12/15/21)(a)	5,800	6,204,206
Spectra Energy Partners LP, 4.60%, 06/15/21 (Call 03/15/21)	14	14,326
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	4,972	4,824,325
TransCanada PipeLines Ltd. 2.50%, 08/01/22	4,639	4,545,794
3.80%, 10/01/20(a)	7,515	7,604,717
9.88%, 01/01/21	4,120	4,584,396
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	5,500	5,524,756
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	563	558,203
3.60%, 03/15/22 (Call 01/15/22)	7,775	7,818,663
3.70%, 01/15/23 (Call 10/15/22)(a)	5,000	4,997,448
4.13%, 11/15/20 (Call 08/15/20)	235	237,762
5.25%, 03/15/20	12,548	12,809,751
7.88%, 09/01/21	3,000	3,297,258

		294,854,882

Real Estate — 0.1%
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	6,400	6,474,202

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc. 3.90%, 06/15/23 (Call 03/15/23)	$5,500	$5,569,283
4.00%, 01/15/24 (Call 12/15/23)	100	101,532
4.60%, 04/01/22 (Call 01/01/22)	150	154,864
American Campus Communities Operating
Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	350	349,852
American Tower Corp. 2.25%, 01/15/22	57	55,096
2.80%, 06/01/20 (Call 05/01/20)	9,595	9,557,017
3.00%, 06/15/23	8,600	8,391,722
3.30%, 02/15/21 (Call 01/15/21)(a)	406	406,149
3.50%, 01/31/23(a)	10,283	10,277,856
4.70%, 03/15/22	464	480,788
5.00%, 02/15/24	4,085	4,337,926
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	5,100	5,294,626
Boston Properties LP 3.85%, 02/01/23 (Call 11/01/22)	14,068	14,311,522
4.13%, 05/15/21 (Call 02/15/21)(a)	2,289	2,332,946
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	5,250	5,097,734
Camden Property Trust 4.63%, 06/15/21 (Call 03/15/21)	50	51,344
4.88%, 06/15/23 (Call 03/15/23)	5,000	5,265,297
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,700	10,773,972
Corporate Office Properties LP 3.70%, 06/15/21 (Call 04/15/21)	10	9,920
5.25%, 02/15/24 (Call 11/15/23)	51	53,092
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	1,078	1,048,718
3.15%, 07/15/23 (Call 06/15/23)	4,850	4,753,555
3.40%, 02/15/21 (Call 01/15/21)(a)	3,850	3,860,000
4.88%, 04/15/22	1,150	1,197,524
5.25%, 01/15/23(a)	5,350	5,651,193
Digital Realty Trust LP 3.63%, 10/01/22 (Call 07/03/22)	3,535	3,545,156
5.25%, 03/15/21 (Call 12/15/20)	5,265	5,432,424
Duke Realty LP 3.63%, 04/15/23 (Call 01/15/23)	5,230	5,260,822
3.88%, 02/15/21 (Call 12/15/20)	130	131,516
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	1,050	1,105,168
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	9,650	9,582,916
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	1,637	1,615,125
3.38%, 01/15/23 (Call 10/15/22)	11	10,927
5.20%, 03/15/21 (Call 12/15/20)	185	191,113
Federal Realty Investment Trust, 3.00%, 08/01/22 (Call 05/01/22)	200	197,539
GLP Capital LP/GLP Financing II Inc. 4.38%, 04/15/21	1,190	1,207,767
4.88%, 11/01/20 (Call 08/01/20)	5,400	5,481,000
5.38%, 11/01/23 (Call 08/01/23)	2,315	2,403,989
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	775	766,717
4.00%, 12/01/22 (Call 10/01/22)	475	482,358
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)(a)	2,349	2,293,948

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hospitality Properties Trust 4.25%, 02/15/21 (Call 11/15/20)(a)	$2,860	$2,861,168
5.00%, 08/15/22 (Call 02/15/22)(a)	300	305,868
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)(a)	200	207,155
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	325	318,423
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	3,143	3,214,029
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	9,720	9,825,815
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)(a)	3,866	3,802,007
4.15%, 02/01/22 (Call 12/01/21)	4,120	4,079,616
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)(a)	695	725,790
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	3,220	3,143,688
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	4,875	4,858,719
Realty Income Corp. 3.25%, 10/15/22 (Call 07/15/22)	5,375	5,393,719
4.65%, 08/01/23 (Call 05/01/23)(a)	50	52,570
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	15	15,084
Senior Housing Properties Trust, 6.75%, 12/15/21 (Call 06/15/21)(a)	1,700	1,776,370
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	225	220,928
2.75%, 06/01/23 (Call 03/01/23)(a)	14,605	14,338,920
4.13%, 12/01/21 (Call 09/01/21)	1,640	1,682,799
4.38%, 03/01/21 (Call 12/01/20)(a)	5,195	5,318,931
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	500	492,101
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	165	168,934
Tanger Properties LP, 3.88%, 12/01/23 (Call 09/01/23)	157	155,817
UDR Inc., 4.63%, 01/10/22 (Call 10/10/21)	400	412,553
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)	35	34,580
3.13%, 06/15/23 (Call 03/15/23)(a)	9,288	9,156,097
3.50%, 04/15/24 (Call 03/15/24)	6,050	6,030,237
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)	345	343,896
3.25%, 08/15/22 (Call 05/15/22)	175	174,715
4.25%, 03/01/22 (Call 12/01/21)	150	153,729
VEREIT Operating Partnership LP 4.13%, 06/01/21 (Call 05/01/21)	2,605	2,621,972
4.60%, 02/06/24 (Call 11/06/23)	1,890	1,921,129
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	5,225	5,414,602
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	90	91,341
Weingarten Realty Investors 3.38%, 10/15/22 (Call 07/15/22)	85	84,203
3.50%, 04/15/23 (Call 01/15/23)	275	271,533
4.45%, 01/15/24 (Call 10/15/23)	125	126,962
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	6,370	6,382,553
3.95%, 09/01/23 (Call 08/01/23)(a)	5,475	5,575,712
5.25%, 01/15/22 (Call 10/15/21)	400	418,519

		241,264,797

Retail — 1.9%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)(a)	5,000	5,133,387
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	275	266,789
AutoNation Inc., 5.50%, 02/01/20(a)	2,075	2,120,275

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
AutoZone Inc. 3.70%, 04/15/22 (Call 01/15/22)	$2,885	$2,920,410
4.00%, 11/15/20 (Call 08/15/20)(a)	4,500	4,540,891
Costco Wholesale Corp. 1.75%, 02/15/20	4,209	4,171,799
2.15%, 05/18/21 (Call 04/18/21)(a)	2,950	2,917,391
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	9,260	9,185,212
Home Depot Inc. (The) 1.80%, 06/05/20(a)	4,575	4,526,282
2.00%, 04/01/21 (Call 03/01/21)(a)	9,950	9,814,319
2.63%, 06/01/22 (Call 05/01/22)(a)	1,000	994,672
2.70%, 04/01/23 (Call 01/01/23)	235	234,921
3.25%, 03/01/22	2,095	2,123,965
3.75%, 02/15/24 (Call 11/15/23)	2,500	2,593,085
4.40%, 04/01/21 (Call 01/01/21)(a)	5,925	6,098,192
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	150	149,818
3.80%, 11/15/21 (Call 08/15/21)	825	837,472
3.88%, 09/15/23 (Call 06/15/23)(a)	2,000	2,034,219
4.63%, 04/15/20 (Call 10/15/19)(a)	575	581,299
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)	1,835	1,708,480
4.38%, 09/01/23 (Call 06/01/23)	430	423,317
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	7,175	7,121,471
2.75%, 12/09/20 (Call 11/09/20)(a)	4,675	4,667,549
3.35%, 04/01/23 (Call 03/01/23)(a)	9,775	9,869,990
3.50%, 07/15/20(a)	3,000	3,025,964
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)(a)	1,345	1,325,893
2.20%, 11/22/20	5,655	5,590,484
3.10%, 03/01/23 (Call 02/01/23)(a)	10,830	10,803,959
3.85%, 10/01/23 (Call 07/01/23)	335	343,361
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	5,039	4,886,118
Target Corp., 3.88%, 07/15/20	8,448	8,575,619
TJX Companies Inc. (The) 2.50%, 05/15/23 (Call 02/15/23)	100	98,024
2.75%, 06/15/21 (Call 04/15/21)	250	249,327
Walgreen Co., 3.10%, 09/15/22(a)	10,390	10,357,298
Walmart Inc. 1.90%, 12/15/20(a)	10,250	10,118,815
3.13%, 06/23/21(a)	13,658	13,793,345
3.40%, 06/26/23 (Call 05/26/23)(a)	29,800	30,373,308
3.63%, 07/08/20(a)	10,650	10,790,149

		195,366,869

Savings & Loans — 0.1%
Nationwide Building Society 3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)(d)	9,840	9,667,562
4.36%, 08/01/24 (Call 08/01/23)(b)(c)(d)	1,000	1,003,350
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	950	947,328

		11,618,240

Semiconductors — 1.7%
Analog Devices Inc. 2.85%, 03/12/20(a)	2,125	2,127,781
2.95%, 01/12/21(a)	7,065	7,032,584
3.13%, 12/05/23 (Call 10/05/23)	780	763,961

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)(a)	$5,050	$5,026,653
4.30%, 06/15/21(a)	8,025	8,258,661
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	4,800	4,688,373
2.38%, 01/15/20(a)	15,400	15,293,232
2.65%, 01/15/23 (Call 12/15/22)	10,025	9,552,388
3.00%, 01/15/22 (Call 12/15/21)(a)	2,985	2,931,171
3.63%, 01/15/24 (Call 11/15/23)(a)	17,930	17,412,680
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	75	73,332
1.85%, 05/11/20	3,200	3,168,273
2.35%, 05/11/22 (Call 04/11/22)	73	72,115
2.45%, 07/29/20	14,796	14,752,170
2.70%, 12/15/22	5,000	4,981,575
3.10%, 07/29/22	375	379,322
3.30%, 10/01/21(a)	16,802	17,073,642
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	105	106,922
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)(a)	771	769,839
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	1,990	1,999,261
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	5,000	4,982,191
Microchip Technology Inc. 3.92%, 06/01/21(a)(b)	1,000	996,697
4.33%, 06/01/23 (Call 05/01/23)(a)(b)	8,665	8,606,425
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	1,995	2,008,690
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	600	589,677
NXP BV/NXP Funding LLC 3.88%, 09/01/22(b)	9,600	9,575,136
4.63%, 06/01/23(b)	4,800	4,892,784
QUALCOMM Inc. 2.25%, 05/20/20	15,494	15,361,507
2.60%, 01/30/23 (Call 12/30/22)	10,375	10,083,796
3.00%, 05/20/22(a)	950	946,496
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	3,991	3,945,785
2.25%, 05/01/23 (Call 02/01/23)	360	351,966
Xilinx Inc., 3.00%, 03/15/21	150	149,044

		178,954,129

Software — 2.0%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	5,395	5,273,979
2.60%, 06/15/22 (Call 05/15/22)	4,170	4,074,455
Adobe Inc., 4.75%, 02/01/20	1,400	1,423,928
Autodesk Inc. 3.13%, 06/15/20 (Call 05/15/20)	1,670	1,664,829
3.60%, 12/15/22 (Call 09/15/22)(a)	1,100	1,103,319
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	7,950	7,901,525
4.50%, 08/15/23 (Call 05/15/23)	25	25,092
5.38%, 12/01/19	100	101,480
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)(a)	6,571	6,660,394
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	2,525	2,455,297
3.50%, 04/15/23 (Call 01/15/23)	5,837	5,800,841
3.63%, 10/15/20 (Call 09/15/20)	9,125	9,187,500
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	8,790	8,729,842
3.80%, 10/01/23 (Call 09/01/23)(a)	5,000	5,024,384

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)(a)	$7,151	$6,966,096
1.85%, 02/06/20(a)	4,900	4,864,124
1.85%, 02/12/20 (Call 01/12/20)	4,400	4,367,029
2.00%, 11/03/20 (Call 10/03/20)(a)	7,930	7,849,499
2.38%, 05/01/23 (Call 02/01/23)	10,390	10,258,601
2.40%, 02/06/22 (Call 01/06/22)	10,995	10,909,434
2.65%, 11/03/22 (Call 09/03/22)	375	373,995
2.88%, 02/06/24 (Call 12/06/23)	2,500	2,499,478
3.00%, 10/01/20	12,717	12,788,824
3.63%, 12/15/23 (Call 09/15/23)	9,120	9,459,082
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)(a)	530	517,789
2.40%, 09/15/23 (Call 07/15/23)(a)	600	583,345
2.50%, 05/15/22 (Call 03/15/22)	25,895	25,568,368
2.50%, 10/15/22	1,369	1,349,545
2.63%, 02/15/23 (Call 01/15/23)	5,550	5,479,919
2.80%, 07/08/21	1,325	1,326,361
3.63%, 07/15/23(a)	5,075	5,215,040
3.88%, 07/15/20	5,776	5,862,724
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	8,955	9,063,604
VMware Inc. 2.30%, 08/21/20(a)	9,075	8,962,911
2.95%, 08/21/22 (Call 07/21/22)	10,190	9,981,378

		203,674,011

Telecommunications — 3.1%
America Movil SAB de CV, 5.00%, 03/30/20	14,695	14,933,794
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	13,800	13,702,746
2.80%, 02/17/21 (Call 01/17/21)(a)	14,475	14,384,616
3.00%, 06/30/22 (Call 04/30/22)(a)	15,145	15,025,797
3.20%, 03/01/22 (Call 02/01/22)	40	39,984
3.60%, 02/17/23 (Call 12/17/22)(a)	14,700	14,794,083
3.80%, 03/15/22	25	25,394
3.88%, 08/15/21(a)	7,400	7,526,366
5.00%, 03/01/21(a)	11,975	12,487,547
5.20%, 03/15/20(a)	10,140	10,374,780
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	7,200	7,426,872
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	10,050	9,823,404
2.20%, 02/28/21	15,750	15,593,413
2.45%, 06/15/20(a)	8,350	8,324,899
4.45%, 01/15/20(a)	8,750	8,880,450
Deutsche Telekom International Finance BV 1.95%, 09/19/21 (Call 08/19/21)(b)	250	241,723
2.49%, 09/19/23 (Call 07/19/23)(b)	200	191,558
2.82%, 01/19/22 (Call 12/19/21)(a)(b)	6,550	6,467,267
Juniper Networks Inc. 3.30%, 06/15/20 (Call 05/15/20)	4,025	4,026,443
4.60%, 03/15/21	88	89,834
Motorola Solutions Inc. 3.50%, 09/01/21	75	75,116
3.50%, 03/01/23(a)	350	345,376
3.75%, 05/15/22	25	25,112
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	6,000	5,902,500
Orange SA, 4.13%, 09/14/21(a)	500	515,308
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)(a)	5,500	5,695,791
SES SA, 3.60%, 04/04/23(b)	5,500	5,363,545

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA 5.13%, 04/27/20(a)	$12,525	$12,796,047
5.46%, 02/16/21	14,875	15,497,423
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)(a)	9,250	9,087,950
2.63%, 02/21/20	9,334	9,318,687
3.13%, 03/16/22(a)	12,400	12,447,272
3.45%, 03/15/21(a)	5,543	5,602,604
3.50%, 11/01/21(a)	9,250	9,395,865
4.60%, 04/01/21(a)	15,975	16,498,019
5.15%, 09/15/23(a)	10,450	11,345,202
Vodafone Group PLC 2.50%, 09/26/22(a)	7,960	7,783,619
2.95%, 02/19/23(a)	10,645	10,412,894
3.75%, 01/16/24(a)	19,910	19,844,031

		322,313,331

Textiles — 0.1%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	215	214,193
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	5,150	5,200,554

		5,414,747

Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22 (Call 06/01/22)(a)	450	451,768
3.45%, 09/15/21 (Call 06/15/21)	800	808,204
3.60%, 09/01/20 (Call 06/01/20)	200	202,389
3.85%, 09/01/23 (Call 06/01/23)	200	207,062
Canadian National Railway Co. 2.25%, 11/15/22 (Call 08/15/22)	540	521,384
2.40%, 02/03/20	9,360	9,328,000
2.85%, 12/15/21 (Call 09/15/21)	3,925	3,908,500
CSX Corp. 3.70%, 10/30/20 (Call 07/30/20)	40	40,393
3.70%, 11/01/23 (Call 08/01/23)	4,850	4,939,711
FedEx Corp. 2.30%, 02/01/20(a)	2,194	2,181,892
2.63%, 08/01/22	350	344,034
3.40%, 01/14/22	250	252,167
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)(a)	100	98,961
3.25%, 12/01/21 (Call 09/01/21)	50	50,051
Norfolk Southern Railway Co., 9.75%, 06/15/20	4,735	5,132,302
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	2,314	2,238,676
2.65%, 03/02/20 (Call 02/02/20)	4,880	4,860,537
2.88%, 09/01/20 (Call 08/01/20)(a)	4,161	4,148,744
3.40%, 03/01/23 (Call 02/01/23)	1,500	1,490,054
3.45%, 11/15/21 (Call 10/15/21)(a)	203	203,477
3.50%, 06/01/21(a)	1,200	1,205,033
3.65%, 03/18/24 (Call 02/18/24)	4,445	4,439,530
3.75%, 06/09/23 (Call 05/09/23)(a)	4,310	4,336,336
3.88%, 12/01/23 (Call 11/01/23)	6,075	6,151,789
Union Pacific Corp. 2.25%, 06/19/20 (Call 05/19/20)	4,025	3,995,568
2.75%, 04/15/23 (Call 01/15/23)(a)	3,850	3,790,029
2.95%, 03/01/22	450	450,006
3.20%, 06/08/21(a)	4,635	4,665,184
3.50%, 06/08/23 (Call 05/08/23)(a)	6,625	6,712,193
4.00%, 02/01/21 (Call 11/01/20)	1,050	1,068,349

82	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc. 2.50%, 04/01/23 (Call 03/01/23)	$1,385	$1,361,296
3.13%, 01/15/21	6,741	6,789,332
United Parcel Service of America Inc., 8.38%, 04/01/20	9,790	10,360,658

		96,733,609

Trucking & Leasing — 0.4%
Aviation Capital Group LLC 2.88%, 01/20/22 (Call 12/20/21)(b)	5,000	4,879,835
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	14,600	14,441,854
7.13%, 10/15/20(b)	750	788,316
GATX Corp. 3.90%, 03/30/23(a)	175	174,475
4.75%, 06/15/22	382	394,465
Penske Truck Leasing Co. Lp/PTL Finance Corp., 3.65%, 07/29/21 (Call 06/29/21)(b)	7,270	7,312,015
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.70%, 03/14/23 (Call 02/14/23)(b)	10,225	9,798,533
3.30%, 04/01/21 (Call 03/01/21)(b)	925	923,225
4.13%, 08/01/23 (Call 07/01/23)(b)	2,500	2,520,849
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(b)	5,000	5,067,211

		46,300,778

Total Corporate Bonds & Notes — 98.2% (Cost: $10,072,616,281)		10,098,028,552

Foreign Government Obligations(h)

South Korea — 0.1%
Korea Gas Corp. 1.88%, 07/18/21(b)	1,400	1,357,867
2.75%, 07/20/22(b)	4,000	3,927,423
Korea Hydro & Nuclear Power Co. Ltd., 4.75%, 07/13/21(b)	750	776,164
Korea National Oil Corp., 2.13%, 04/14/21(b)	1,000	977,572
Korea Resources Corp., 3.00%, 04/24/22(b)	4,000	3,936,627

		10,975,653

Total Foreign Government Obligations — 0.1% (Cost: $10,953,181)		10,975,653

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(i)(j)(k)	827,428	$827,758,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(i)(j)	83,189	83,189,008

		910,947,808

Total Short-Term Investments — 8.8% (Cost: $910,687,806)		910,947,808

Total Investments in Securities — 107.1% (Cost: $10,994,257,268)		11,019,952,013

Other Assets, Less Liabilities — (7.1)%		(732,067,082)

Net Assets — 100.0%		$10,287,884,931

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Investments are denominated in U.S. dollars.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	764,250	63,178	(b)	—		827,428	$827,758,800	$2,261,380	(c)	$2,929	$226,847
BlackRock Cash Funds: Treasury, SL Agency Shares	84,450	—		(1,261	)(b)	83,189	83,189,008	2,386,148		—	—
PNC Bank N.A. 1.45%, 07/29/19(d)	6,800	—		(6,800)		—	N/A	50,252		(59,137)	92,054
1.95%, 03/04/19(d)	9,900	—		(9,900)		—	N/A	7,404		(74,516)	62,146
2.00%, 05/19/20(d)	18,095	2,055		(12,560)		7,590	N/A	281,378		(234,509)	354,678
2.15%, 04/29/21(d)	—	500		—		500	N/A	4,171		—	—
2.25%, 07/02/19(d)	11,500	—		(11,500)		—	N/A	52,208		(141,977)	188,669
2.30%, 06/01/20(d)	23,596	500		(17,800)		6,296	N/A	423,463		(261,897)	412,738
2.40%, 10/18/19(d)	13,250	—		(13,250)		—	N/A	93,254		(197,041)	234,926

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2019	iShares® Short-Term Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)		Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
2.45%, 11/05/20(d)	4,000	1,925	(250)	5,675	$	N/A	$120,803	$956	$65,393
2.55%, 12/09/21(d)	—	1,740	—	1,740		N/A	22,668	—	—
2.60%, 07/21/20(d)	5,000	500	—	5,500		N/A	115,615	—	79,543
2.63%, 02/17/22(d)	—	250	—	250		N/A	—	—	—
2.70%, 11/01/22(d)	—	1,050	—	1,050		N/A	4,569	—	—
3.50%, 06/08/23(d)	—	15,000	—	15,000		N/A	147,208	—	—
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(d)	—	50	—	50		N/A	906	—	—
4.38%, 08/11/20(d)	5,000	50	(100)	4,950		N/A	117,522	(1,751)	82,657
5.12%, 02/08/20(d)	5,025	—	(2,525)	2,500		N/A	65,730	(45,923)	91,848
6.70%, 06/10/19(d)	1,100	—	(1,100)	—		N/A	4,170	(15,286)	18,629
6.88%, 05/15/19(d)	500	—	(500)	—		N/A	2,202	(3,585)	4,994

						$910,947,808	$6,161,051	$(1,031,737)	$1,915,122

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$122,064

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$46,601,725

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,098,028,552	$—	$10,098,028,552
Foreign Government Obligations	—	10,975,653	—	10,975,653
Money Market Funds	910,947,808	—	—	910,947,808

	$910,947,808	$10,109,004,205	$—	$11,019,952,013

See notes to financial statements.

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares Short-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,595,678,285		$10,109,004,205
Affiliated(c)	359,707,978		910,947,808
Cash	10,964		—
Receivables:
Investments sold	11,379,989		137,050,539
Securities lending income — Affiliated	68,807		189,014
Capital shares sold	334,133		3,104,576
Dividends	106,306		250,964
Interest	28,025,944		88,395,008

Total assets	2,995,312,406		11,248,942,114

LIABILITIES
Collateral on securities loaned, at value	298,808,934		827,444,491
Payables:
Investments purchased	16,898,760		132,744,587
Capital shares redeemed	—		410,036
Investment advisory fees	120,541		458,069

Total liabilities	315,828,235		961,057,183

NET ASSETS	$2,679,484,171		$10,287,884,931

NET ASSETS CONSIST OF:
Paid-in capital	$2,701,050,763		$10,350,837,165
Accumulated loss	(21,566,592)		(62,952,234)

NET ASSETS	$2,679,484,171		$10,287,884,931

Shares outstanding	49,650,000	(d)	196,800,000	(d)

Net asset value	$53.97	(d)	$52.28	(d)

Shares authorized	Unlimited		Unlimited

Par value	None		None

(a) Securities loaned, at value	$282,800,770		$785,957,034
(b) Investments, at cost — Unaffiliated	$2,608,729,881		$10,083,569,462
(c) Investments, at cost — Affiliated	$359,621,510		$910,687,806
(d) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations

Year Ended February 28, 2019

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$776,469	$2,386,148
Interest — Unaffiliated	67,598,314	280,905,424
Interest — Affiliated	172,942	1,513,523
Securities lending income — Affiliated — net	698,028	2,261,380
Other income — Unaffiliated	14,471	14,784

Total investment income	69,260,224	287,081,259

EXPENSES
Investment advisory fees	1,549,604	10,803,907

Total expenses	1,549,604	10,803,907

Less:
Investment advisory fees waived	(93,301)	(991,409)

Total expenses after fees waived	1,456,303	9,812,498

Net investment income	67,803,921	277,268,761

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(13,335,779)	(105,850,361)
Investments — Affiliated	(49,859)	(899,022)
In-kind redemptions — Unaffiliated	(126,624)	(13,444,367)
In-kind redemptions — Affiliated	—	(132,715)
Futures contracts	—	122,064

Net realized loss	(13,512,262)	(120,204,401)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	10,782,311	173,710,495
Investments — Affiliated	174,032	1,915,122

Net change in unrealized appreciation (depreciation)	10,956,343	175,625,617

Net realized and unrealized gain (loss)	(2,555,919)	55,421,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,248,002	$332,689,977

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares Short-Term Corporate Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,803,921	$45,299,634	$277,268,761	$196,397,124
Net realized gain (loss)	(13,512,262)	6,967,594	(120,204,401)	(6,286,177)
Net change in unrealized appreciation (depreciation)	10,956,343	(24,932,266)	175,625,617	(139,369,236)

Net increase in net assets resulting from operations	65,248,002	27,334,962	332,689,977	50,741,711

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(64,150,294)	(44,101,008)	(268,538,135)	(193,629,918)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,202,522,620	192,641,918	(695,237,022)	(272,368,034)

NET ASSETS(b)
Total increase (decrease) in net assets	1,203,620,328	175,875,872	(631,085,180)	(415,256,241)
Beginning of year	1,475,863,843	1,299,987,971	10,918,970,111	11,334,226,352

End of year	$2,679,484,171	$1,475,863,843	$10,287,884,931	$10,918,970,111

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)	Year Ended 02/28/15 (a)

Net asset value, beginning of year	$54.46	$55.09	$53.84	$56.36	$54.81

Net investment income(b)	1.95	1.71	1.72	1.75	1.83
Net realized and unrealized gain (loss)(c)	(0.59)	(0.65)	1.25	(2.54)	1.57

Net increase (decrease) from investment operations	1.36	1.06	2.97	(0.79)	3.40

Distributions(d)
From net investment income	(1.85)	(1.69)	(1.72)	(1.73)	(1.85)

Total distributions	(1.85)	(1.69)	(1.72)	(1.73)	(1.85)

Net asset value, end of year	$53.97	$54.46	$55.09	$53.84	$56.36

Total Return
Based on net asset value	2.59%	1.92%	5.54%	(1.37)%	6.26%

Ratios to Average Net Assets
Total expenses	0.08%	0.15%	0.15%	0.15%	0.16%

Total expenses after fees waived	0.08%	0.15%	0.15%	0.15%	0.16%

Net investment income	3.65%	3.08%	3.10%	3.20%	3.29%

Supplemental Data
Net assets, end of year (000)	$2,679,484	$1,475,864	$1,299,988	$732,167	$1,070,751

Portfolio turnover rate(e)	27%	11%	12%	12%	10%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term Corporate Bond ETF
	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)	Year Ended 02/28/15 (a)

Net asset value, beginning of year	$51.95	$52.60	$52.36	$52.68	$52.78

Net investment income(b)	1.37	0.89	0.79	0.65	0.50
Net realized and unrealized gain (loss)(c)	0.29	(0.66)	0.22	(0.33)	(0.10)

Net increase from investment operations	1.66	0.23	1.01	0.32	0.40

Distributions(d)
From net investment income	(1.33)	(0.88)	(0.77)	(0.64)	(0.50)

Total distributions	(1.33)	(0.88)	(0.77)	(0.64)	(0.50)

Net asset value, end of year	$52.28	$51.95	$52.60	$52.36	$52.68

Total Return
Based on net asset value	3.26%	0.42%	1.93%	0.63%	0.73%

Ratios to Average Net Assets
Total expenses	0.10%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.09%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.64%	1.69%	1.49%	1.22%	0.94%

Supplemental Data
Net assets, end of year (000)	$10,287,885	$10,918,970	$11,334,226	$10,759,746	$10,945,658

Portfolio turnover rate(e)	80%	46%	35%	35%	17%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond(a)	Diversified
Short-Term Corporate Bond(b)	Diversified

(a)	Formerly the iShares U.S. Credit Bond ETF.
(b)	Formerly the iShares 1-3 Year Credit Bond ETF.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

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Notes to Financial Statements  (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$11,690,425	$11,690,425		$—	$—
Barclays Capital Inc.	12,945,293	12,945,293		—	—
BMO Capital Markets	1,534,670	1,534,670		—	—
BNP Paribas Prime Brokerage International Ltd.	3,863,927	3,863,927		—	—
BNP Paribas Securities Corp.	254,818	254,818		—	—
Citigroup Global Markets Inc.	14,802,968	14,802,968		—	—
Credit Suisse Securities (USA) LLC	10,297,608	10,297,608		—	—
Deutsche Bank Securities Inc.	10,456,794	10,456,794		—	—
Goldman Sachs & Co.	41,115,145	41,115,145		—	—
HSBC Securities (USA) Inc.	12,416,439	12,416,439		—	—
Jefferies LLC	1,343,615	1,343,615		—	—
JPMorgan Securities LLC	64,642,559	64,642,559		—	—
Merrill Lynch, Pierce, Fenner & Smith	10,328,643	10,328,643		—	—
Morgan Stanley & Co. LLC	24,342,191	24,342,191		—	—
MUFG Securities Americas Inc.	8,783,047	8,783,047		—	—
Natwest Markets Securities Inc.	755,248	755,248		—	—
Nomura Securities International Inc.	1,838,620	1,838,620		—	—
RBC Capital Markets LLC	17,213,592	17,213,592		—	—
Scotia Capital (USA) Inc.	1,933,546	1,933,546		—	—
SG Americas Securities LLC	361,253	361,253		—	—
State Street Bank & Trust Company	1,838,578	1,838,578		—	—
UBS AG	2,489,405	2,489,405		—	—
UBS Securities LLC	39,916	39,916		—	—
Wells Fargo Securities LLC	27,512,470	27,512,470		—	—

	$282,800,770	$282,800,770		$—	$—

Short-Term Corporate Bond
Barclays Bank PLC	$38,658,607	$38,658,607		$—	$—
Barclays Capital Inc.	15,981,336	15,981,336		—	—
BMO Capital Markets	8,451,235	8,451,235		—	—
BNP Paribas Prime Brokerage International Ltd.	1,756,974	1,756,974		—	—
BNP Paribas Securities Corp.	2,002,505	2,002,505		—	—
Citigroup Global Markets Inc.	21,499,574	21,499,574		—	—
Credit Suisse Securities (USA) LLC	25,673,442	25,673,442		—	—
Deutsche Bank Securities Inc.	24,890,431	24,890,431		—	—
Goldman Sachs & Co.	148,902,308	148,902,308		—	—
HSBC Securities (USA) Inc.	39,175,137	39,175,137		—	—
JPMorgan Securities LLC	184,454,313	184,454,313		—	—
Merrill Lynch, Pierce, Fenner & Smith	40,912,130	40,912,130		—	—
Morgan Stanley & Co. LLC	62,912,136	62,912,136		—	—
MUFG Securities Americas Inc.	64,975,624	64,975,624		—	—
Natwest Markets Securities Inc.	2,237,314	2,237,314		—	—
Nomura Securities International Inc.	7,002,127	7,002,127		—	—
RBC Capital Markets LLC	27,487,251	27,487,251		—	—
Scotia Capital (USA) Inc.	3,739,027	3,739,027		—	—
SG Americas Securities LLC	3,062,967	3,062,967		—	—
UBS Securities LLC	14,044	14,044		—	—
Wells Fargo Securities LLC	62,168,552	62,168,552		—	—

	$785,957,034	$785,957,034		$—	$—

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Notes to Financial Statements  (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The iShares Short-Term Corporate Bond ETF used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for each of the Funds through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for each of the iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF from 0.15% to 0.06% and 0.20% to 0.06%, respectively.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$231,497
Short-Term Corporate Bond	767,797

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$967,365	$2,261,111
Short-Term Corporate Bond	1,173,571,131	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

94	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

7. PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$—	$—	$549,840,135	$499,411,906
Short-Term Corporate Bond	225,381,254	225,139,186	8,234,087,800	8,065,767,024

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$1,125,092,392	$26,226,168
Short-Term Corporate Bond	1,010,285,789	1,791,683,719

8. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Broad USD Investment Grade Corporate Bond	$(128,321)	$128,321
Short-Term Corporate Bond	(13,684,280)	13,684,280

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18

Broad USD Investment Grade Corporate Bond Ordinary income	$64,150,294	$44,101,008

Short-Term Corporate Bond Ordinary income	$268,538,135	$193,629,918

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Broad USD Investment Grade Corporate Bond	$7,454,965	$(14,164,466)	$(14,857,091)		$(21,566,592)
Short-Term Corporate Bond	26,688,600	(115,084,798)	25,443,964		(62,952,234)

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$2,970,275,033	$19,448,421	$(34,337,191)	$(14,888,770)
Short-Term Corporate Bond	10,995,221,538	56,857,954	(32,127,479)	24,730,475

9.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19			Year Ended 02/28/18

iShares ETF	Shares		Amount	Shares		Amount

Broad USD Investment Grade Corporate Bond
Shares sold	23,050,000	(a)	$1,229,561,505	8,700,000	(a)	$483,490,742
Shares redeemed	(500,000	)(a)	(27,038,885)	(5,200,000	)(a)	(290,848,824)

Net increase	22,550,000		$1,202,522,620	3,500,000		$192,641,918

Short-Term Corporate Bond
Shares sold	22,600,000	(a)	$1,171,511,010	38,800,000	(a)	$2,040,528,362
Shares redeemed	(36,000,000	)(a)	(1,866,748,032)	(44,100,000	)(a)	(2,312,896,396)

Net decrease	(13,400,000)		$(695,237,022)	(5,300,000)		$(272,368,034)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a two-for-one stock split for each of the iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF, effective after the close of trading on August 7, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12. REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Broad USD Investment Grade Corporate Bond	$44,101,008
Short-Term Corporate Bond	193,629,918

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Broad USD Investment Grade Corporate Bond	$3,811,822
Short-Term Corporate Bond	18,111,026

13.     SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

98	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Broad USD Investment Grade Corporate Bond ETF and

iShares Short-Term Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	99

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

Broad USD Investment Grade Corporate Bond	$46,303,680
Short-Term Corporate Bond	183,632,224

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest

Broad USD Investment Grade Corporate Bond	$388,310
Short-Term Corporate Bond	1,670,298

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$1.832125	$—	$0.019771	$1.851896	99%	—%	1%		100%
Short-Term Corporate Bond(a)	1.324063	—	0.003993	1.328056	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Broad USD Investment Grade Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	22	1.75%
Greater than 0.0% and Less than 0.5%	1,031	81.96
At NAV	30	2.38
Less than 0.0% and Greater than –0.5%	175	13.91

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	101

Supplemental Information  (unaudited) (continued)

iShares Short-Term Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,082	86.01
At NAV	58	4.61
Less than 0.0% and Greater than –0.5%	117	9.30

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Short-Term Corporate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 1.1 million. This figure is comprised of fixed remuneration of USD 474.11 thousand and variable remuneration of USD 622.99 thousand. There were a total of 469 beneficiaries of the remuneration described above.

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Supplemental Information  (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 152.31 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19.98 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	103

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co.-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	105

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	107

Glossary of Terms Used in this Report

Counterparty Abbreviations

SC	Scotia Capital (USA) Inc.

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶  iShares Long-Term Corporate Bond ETF | IGLB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 28, 2019 (the “reporting period”). The Bloomberg Barclays U.S. Corporate Bond Index returned 2.63% for the reporting period, trailing the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period, economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018, economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (the “Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period.

In that environment, investment-grade corporate bonds posted positive total returns, but generally underperformed other taxable bond sectors. With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested riskier assets such as stocks and corporate bonds in a flight to quality. That caused the spread, or difference in yield, between corporate and Treasury bonds to widen in late 2018. When yield spreads widen, corporate bonds underperform. Indeed, calendar year 2018 posted the poorest performance for corporate bonds since 2008. Nevertheless, corporate bonds rebounded beginning in 2019 when it became clear that the Fed was going to pause its interest rate increases and economic conditions were not as bad as feared.

Despite the volatility, credit fundamentals and supply were generally supportive of corporate bond performance. In the U.S., investment-grade corporate bond supply declined year over year in calendar year 2018, as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. While record corporate bond issuance in recent years drove the corporate sector’s overall debt level to its highest in more than 30 years, corporate cash coffers have also grown to record highs, partially offsetting the increase in borrowing. Strong earnings growth and the comparative lack of new supply meant the ratio of debt to earnings improved for the reporting period.

Looking at performance by maturity, bonds with maturities ranging from 5 to 7 years generally performed best among investment-grade corporate bonds. Interest rates declined the most for intermediate-term bonds, as investors shifted away from the shortest-term maturities toward intermediate-term maturities after the Fed indicated a pause in the rate-raising campaign. By credit rating, BBB bonds, the lowest-rated portion of the investment-grade market, were among the poorest performers.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Long-Term Corporate Bond ETF

Investment Objective

The iShares Long-Term Corporate Bond ETF (the “Fund”) (formerly the iShares 10+ Year Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofAML 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.53%	4.29%	6.10%	0.53%	23.38%	72.74%
Fund Market	1.00	4.24	6.09	1.00	23.09	72.59
Index(a)	0.95	4.68	6.54	0.95	25.69	79.47
Bloomberg Barclays U.S. Long Credit Index	0.98	4.66	6.54	0.98	25.58	79.42
ICE BofAML 10+ Year US Corporate Index	0.65	4.64	6.67	0.65	25.46	81.42

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

(a)

Index returns through June 29, 2014 reflect the performance of the ICE BofAML 10+ Year US Corporate & Yankees Index. Index returns beginning on June 30, 2014 through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 10+ Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Long Credit Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,009.20	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Long-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.1%
Aa	7.2
A	35.3
Baa	49.5
Ba	3.5
Not Rated	1.4

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
5-10 Years	0.6%
10-15 Years	7.9
15-20 Years	21.1
More than 20 Years	70.4

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010, 5.63%, 11/15/43	$310	$288,845

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	350	356,367
Boeing Co. (The) 3.38%, 06/15/46 (Call 12/15/45)	135	121,873
3.50%, 03/01/39 (Call 09/01/38)	280	264,147
3.55%, 03/01/38 (Call 09/01/37)	180	172,150
3.65%, 03/01/47 (Call 09/01/46)	150	141,679
3.85%, 11/01/48 (Call 05/01/48)	75	73,361
5.88%, 02/15/40	150	187,051
6.63%, 02/15/38	66	86,808
6.88%, 03/15/39	252	341,345
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(b)	200	193,042
Harris Corp. 4.85%, 04/27/35 (Call 10/27/34)	175	180,589
5.05%, 04/27/45 (Call 10/27/44)	200	212,628
6.15%, 12/15/40	100	118,402
Lockheed Martin Corp. 3.60%, 03/01/35 (Call 09/01/34)	150	142,528
3.80%, 03/01/45 (Call 09/01/44)	540	505,413
4.07%, 12/15/42	140	136,830
4.09%, 09/15/52 (Call 03/15/52)	545	526,691
4.50%, 05/15/36 (Call 11/15/35)	370	388,616
4.70%, 05/15/46 (Call 11/15/45)	385	412,440
Series B, 6.15%, 09/01/36	150	183,279
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	95	87,213
4.03%, 10/15/47 (Call 04/15/47)	750	701,889
4.75%, 06/01/43	200	209,527
5.05%, 11/15/40	200	216,162
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	336,140
Raytheon Co. 4.20%, 12/15/44 (Call 06/15/44)	100	103,428
4.70%, 12/15/41(b)	150	165,551
4.88%, 10/15/40	212	238,664
Rockwell Collins Inc. 4.35%, 04/15/47 (Call 10/15/46)	455	429,111
4.80%, 12/15/43 (Call 06/15/43)	150	150,817
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	320	281,044
4.05%, 05/04/47 (Call 11/04/46)	200	183,902
4.15%, 05/15/45 (Call 11/16/44)	425	397,176
4.50%, 06/01/42	1,100	1,087,108
4.63%, 11/16/48 (Call 05/16/48)	600	604,442
5.40%, 05/01/35(b)	121	131,894
5.70%, 04/15/40	280	315,662
6.05%, 06/01/36	150	172,698
6.13%, 07/15/38	290	340,838
7.50%, 09/15/29	330	422,385

		11,320,890

Agriculture — 1.3%
Altria Group Inc. 3.88%, 09/16/46 (Call 03/16/46)(b)	460	347,554
4.25%, 08/09/42	470	379,016
4.50%, 05/02/43	285	235,888
5.38%, 01/31/44(b)	410	381,713
5.80%, 02/14/39 (Call 08/14/38)	150	149,341

Security	Par (000)	Value

Agriculture (continued)
5.95%, 02/14/49 (Call 08/14/48)	$500	$499,450
6.20%, 02/14/59 (Call 08/14/58)	500	500,746
Archer-Daniels-Midland Co. 4.02%, 04/16/43	399	390,155
4.50%, 03/15/49 (Call 09/15/48)(b)	250	263,484
4.54%, 03/26/42	378	395,200
BAT Capital Corp. 4.39%, 08/15/37 (Call 02/15/37)	725	600,851
4.54%, 08/15/47 (Call 02/15/47)	775	625,624
Philip Morris International Inc. 3.88%, 08/21/42	225	195,712
4.13%, 03/04/43	275	246,636
4.25%, 11/10/44(b)	275	251,938
4.38%, 11/15/41	100	92,617
4.50%, 03/20/42	130	122,552
4.88%, 11/15/43	215	212,261
6.38%, 05/16/38	525	616,831
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	250	246,502
5.85%, 08/15/45 (Call 02/12/45)(b)	770	733,570
6.15%, 09/15/43	150	147,743
7.25%, 06/15/37	103	112,570

		7,747,954

Apparel — 0.1%
NIKE Inc. 3.38%, 11/01/46 (Call 05/01/46)	200	181,312
3.63%, 05/01/43 (Call 11/01/42)	250	238,159
3.88%, 11/01/45 (Call 05/01/45)	245	241,895
VF Corp., 6.45%, 11/01/37	125	147,988

		809,354

Auto Manufacturers — 0.8%
Daimler Finance North America LLC, 8.50%, 01/18/31	530	722,825
Ford Holdings LLC, 9.30%, 03/01/30(b)	75	85,593
Ford Motor Co. 4.75%, 01/15/43	605	463,062
5.29%, 12/08/46 (Call 06/08/46)	435	351,039
7.40%, 11/01/46	169	169,402
7.45%, 07/16/31(b)	485	511,690
General Motors Co. 5.00%, 04/01/35	255	228,098
5.15%, 04/01/38 (Call 10/01/37)	325	291,875
5.20%, 04/01/45	445	387,718
5.40%, 04/01/48 (Call 10/01/47)	100	89,484
6.25%, 10/02/43	450	444,815
6.60%, 04/01/36 (Call 10/01/35)	425	439,395
6.75%, 04/01/46 (Call 10/01/45)	395	406,551

		4,591,547

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)(b)	100	86,101
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	185	167,087

		253,188

Banks — 7.7%
Bank of America Corp. 3.95%, 01/23/49 (Call 01/23/48)(b)(c)(d)	725	681,560
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	550	546,797
4.44%, 01/20/48 (Call 01/20/47)(b)(c)(d)	590	599,652
4.88%, 04/01/44	100	107,771
5.00%, 01/21/44	395	431,637
5.88%, 02/07/42	450	547,260

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.11%, 01/29/37	$700	$808,191
7.75%, 05/14/38	650	876,167
Series L, 4.75%, 04/21/45	58	59,088
Bank of America N.A., 6.00%, 10/15/36	400	479,012
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	550	535,143
Barclays PLC 4.95%, 01/10/47(b)	535	512,149
5.25%, 08/17/45	300	297,354
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)(e)	200	213,250
Citigroup Inc. 3.88%, 01/24/39 (Call 01/22/38)(c)(d)	295	278,962
4.28%, 04/24/48 (Call 10/24/47)(c)(d)	390	388,135
4.65%, 07/30/45	475	493,626
4.65%, 07/23/48 (Call 06/23/48)	340	354,652
4.75%, 05/18/46	325	318,899
5.30%, 05/06/44	355	376,076
5.88%, 02/22/33	75	83,845
5.88%, 01/30/42	400	474,228
6.00%, 10/31/33	50	56,694
6.13%, 08/25/36	282	320,802
6.63%, 06/15/32	500	593,004
6.68%, 09/13/43	440	542,888
8.13%, 07/15/39	680	986,812
Commonwealth Bank of Australia, 4.32%, 01/10/48(a)	550	501,395
Cooperatieve Rabobank UA 5.25%, 05/24/41(b)	620	714,292
5.25%, 08/04/45	361	389,325
5.75%, 12/01/43	425	487,322
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	711	731,084
Fifth Third Bancorp., 8.25%, 03/01/38	380	523,363
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	232,074
Goldman Sachs Group Inc. (The) 4.02%, 10/31/38 (Call 10/31/37)(c)(d)	575	530,972
4.41%, 04/23/39 (Call 04/23/38)(c)(d)	610	590,019
4.75%, 10/21/45 (Call 04/21/45)	600	607,435
4.80%, 07/08/44 (Call 01/08/44)	610	619,246
5.15%, 05/22/45	585	588,875
6.25%, 02/01/41	725	872,929
6.45%, 05/01/36	25	29,013
6.75%, 10/01/37	2,010	2,389,601
HSBC Bank USA N.A., 7.00%, 01/15/39	250	322,969
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	385	433,964
HSBC Holdings PLC 5.25%, 03/14/44	350	369,415
6.10%, 01/14/42	225	276,820
6.50%, 05/02/36	750	890,022
6.50%, 09/15/37	825	985,420
6.80%, 06/01/38	700	864,719
7.63%, 05/17/32	300	385,517
JPMorgan Chase & Co. 3.88%, 07/24/38 (Call 07/24/37)(c)(d)	910	862,842
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	630	586,181
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	500	476,443
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	500	492,693
4.85%, 02/01/44	250	266,039
4.95%, 06/01/45	560	593,900
5.40%, 01/06/42	500	568,562
5.50%, 10/15/40	635	731,669

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$360	$420,922
5.63%, 08/16/43(b)	535	613,068
6.40%, 05/15/38	795	998,718
Lloyds Banking Group PLC 4.34%, 01/09/48	540	462,304
5.30%, 12/01/45(b)	200	199,121
Mitsubishi UFJ Financial Group Inc. 4.15%, 03/07/39	250	249,798
4.29%, 07/26/38	125	128,035
Morgan Stanley 4.30%, 01/27/45(b)	800	785,347
4.38%, 01/22/47	975	968,832
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	500	501,385
6.38%, 07/24/42	550	690,909
7.25%, 04/01/32	250	324,257
Regions Financial Corp., 7.38%, 12/10/37	235	303,187
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	200	197,267
Standard Chartered PLC 5.30%, 01/09/43(a)	200	202,689
5.70%, 03/26/44(a)(b)	700	749,181
UBS AG/London, 4.50%, 06/26/48(a)	200	216,079
Wachovia Corp. 5.50%, 08/01/35	560	618,601
6.55%, 10/15/35	50	59,479
Wells Fargo & Co. 3.90%, 05/01/45(b)	600	576,216
4.40%, 06/14/46	660	634,523
4.65%, 11/04/44	550	547,434
4.75%, 12/07/46	835	842,623
4.90%, 11/17/45	625	641,170
5.38%, 02/07/35	260	295,518
5.38%, 11/02/43	635	691,241
5.61%, 01/15/44	785	884,215
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	316,026
Wells Fargo Capital X, 5.95%, 12/01/86	200	215,500

		45,211,419

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (Call 08/01/35)(a)	2,000	1,930,626
4.90%, 02/01/46 (Call 08/01/45)(a)	2,935	2,816,040
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	265	223,265
4.63%, 02/01/44	350	320,589
4.70%, 02/01/36 (Call 08/01/35)	25	24,133
4.90%, 02/01/46 (Call 08/01/45)	95	90,646
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	300	248,050
4.38%, 04/15/38 (Call 10/15/37)	250	229,175
4.44%, 10/06/48 (Call 04/06/48)	550	495,607
4.60%, 04/15/48 (Call 10/15/47)	835	768,994
4.75%, 04/15/58 (Call 10/15/57)(b)	400	363,929
4.90%, 01/23/31 (Call 10/23/30)	250	261,927
4.95%, 01/15/42	500	488,014
5.55%, 01/23/49 (Call 07/23/48)	1,650	1,733,583
5.80%, 01/23/59 (Call 07/23/58)(b)	500	533,332
8.00%, 11/15/39	150	195,894
8.20%, 01/15/39	380	510,492
Bacardi Ltd., 5.30%, 05/15/48 (Call 11/15/47)(a)	425	384,179
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	128	134,737

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	$306	$333,309
Constellation Brands Inc. 4.10%, 02/15/48 (Call 08/15/47)	375	322,185
4.50%, 05/09/47 (Call 11/09/46)	50	45,680
5.25%, 11/15/48 (Call 05/15/48)(b)	40	40,508
Diageo Capital PLC 3.88%, 04/29/43 (Call 10/29/42)	100	97,183
5.88%, 09/30/36	365	440,192
Diageo Investment Corp. 4.25%, 05/11/42	300	304,633
7.45%, 04/15/35	11	14,949
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	200	195,235
Keurig Dr Pepper Inc. 4.42%, 12/15/46 (Call 06/15/46)	75	64,503
4.50%, 11/15/45 (Call 08/15/45)	350	309,185
4.99%, 05/25/38 (Call 11/25/37)(a)(b)	250	244,663
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)(b)	450	382,084
5.00%, 05/01/42	400	378,475
PepsiCo Inc. 3.45%, 10/06/46 (Call 04/06/46)(b)	590	539,569
3.60%, 08/13/42	250	234,933
4.00%, 03/05/42	182	180,610
4.00%, 05/02/47 (Call 11/02/46)(b)	370	367,677
4.25%, 10/22/44 (Call 04/22/44)	300	309,026
4.45%, 04/14/46 (Call 10/14/45)	350	373,982
4.60%, 07/17/45 (Call 01/17/45)(b)	250	272,000
Pernod Ricard SA, 5.50%, 01/15/42(a)	250	269,739

		17,473,532

Biotechnology — 1.5%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)	965	905,923
4.56%, 06/15/48 (Call 12/15/47)	375	354,652
4.66%, 06/15/51 (Call 12/15/50)(b)	1,160	1,110,926
4.95%, 10/01/41	170	172,995
5.15%, 11/15/41 (Call 05/15/41)	400	414,325
5.65%, 06/15/42 (Call 12/15/41)	40	43,545
5.75%, 03/15/40	115	126,770
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	125	129,116
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	540	564,641
Celgene Corp. 4.35%, 11/15/47 (Call 05/15/47)	400	358,116
4.55%, 02/20/48 (Call 08/20/47)	390	361,032
4.63%, 05/15/44 (Call 11/15/43)	460	429,395
5.00%, 08/15/45 (Call 02/15/45)	425	419,341
5.25%, 08/15/43	370	372,868
Gilead Sciences Inc. 4.00%, 09/01/36 (Call 03/01/36)	135	125,794
4.15%, 03/01/47 (Call 09/01/46)	425	388,536
4.50%, 02/01/45 (Call 08/01/44)	600	578,763
4.60%, 09/01/35 (Call 03/01/35)	475	474,063
4.75%, 03/01/46 (Call 09/01/45)	590	591,922
4.80%, 04/01/44 (Call 10/01/43)	630	631,939
5.65%, 12/01/41 (Call 06/01/41)	350	389,897

		8,944,559

Building Materials — 0.4%
CRH America Finance Inc., 4.50%, 04/04/48 (Call 10/04/47)(a)	400	348,526

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	$225	$203,132
4.63%, 07/02/44 (Call 01/02/44)	185	172,786
4.95%, 07/02/64 (Call 01/02/64)(f)	235	207,303
5.13%, 09/14/45 (Call 03/14/45)	270	268,621
6.00%, 01/15/36(b)	100	112,145
Lafarge SA, 7.13%, 07/15/36	165	188,241
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	250	208,025
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	100	85,974
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	335	260,445
7.00%, 12/01/36	173	187,645
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	430	368,897
4.70%, 03/01/48 (Call 09/01/47)	25	22,253

		2,633,993

Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	110	110,284
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	233,500
Dow Chemical Co. (The) 4.25%, 10/01/34 (Call 04/01/34)	375	348,843
4.38%, 11/15/42 (Call 05/15/42)	540	485,949
4.63%, 10/01/44 (Call 04/01/44)	235	217,149
5.25%, 11/15/41 (Call 08/15/41)	375	377,952
5.55%, 11/30/48 (Call 05/30/48)(a)	40	42,087
7.38%, 11/01/29	210	258,975
9.40%, 05/15/39	180	263,303
DowDuPont Inc. 5.32%, 11/15/38 (Call 05/15/38)	475	502,638
5.42%, 11/15/48 (Call 05/15/48)	670	715,082
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	320	297,870
4.80%, 09/01/42 (Call 03/01/42)	208	197,114
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	200	183,011
5.00%, 09/26/48 (Call 03/26/48)(b)	110	109,122
Lubrizol Corp. (The), 6.50%, 10/01/34	120	157,607
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)(b)	370	347,382
5.25%, 07/15/43	240	234,851
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	390	335,550
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	150	135,348
Mexichem SAB de CV, 5.88%, 09/17/44(a)	200	193,430
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)	333	345,698
5.63%, 11/15/43 (Call 05/15/43)(b)	260	264,667
Nutrien Ltd. 4.13%, 03/15/35 (Call 09/15/34)	337	303,870
4.90%, 06/01/43 (Call 12/01/42)	275	264,401
5.25%, 01/15/45 (Call 07/15/44)	4	3,980
5.63%, 12/01/40	200	208,565
5.88%, 12/01/36	101	109,651
6.13%, 01/15/41 (Call 07/15/40)	225	249,151
OCP SA, 6.88%, 04/25/44(a)	200	218,000
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)(b)	300	276,840
Rohm & Haas Co., 7.85%, 07/15/29	100	125,345
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	150	123,808

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The) 4.00%, 12/15/42 (Call 06/15/42)	$200	$170,382
4.50%, 06/01/47 (Call 12/01/46)	494	462,242
4.55%, 08/01/45 (Call 02/01/45)	45	41,243
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	300	267,992
Westlake Chemical Corp. 4.38%, 11/15/47 (Call 05/15/47)	265	224,120
5.00%, 08/15/46 (Call 02/15/46)	200	186,169

		9,593,171

Commercial Services — 1.3%
California Institute of Technology 4.32%, 08/01/45	12	12,563
4.70%, 11/01/11	100	105,435
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	206,447
DP World Ltd. 5.63%, 09/25/48(a)	200	201,500
6.85%, 07/02/37(a)(b)	600	712,500
Ecolab Inc. 3.70%, 11/01/46 (Call 05/01/46)	50	44,877
3.95%, 12/01/47 (Call 06/01/47)	430	419,244
5.50%, 12/08/41	66	76,052
Equifax Inc., 7.00%, 07/01/37	115	125,904
ERAC USA Finance LLC, 7.00%, 10/15/37(a)(b)	900	1,105,314
George Washington University (The) 4.87%, 09/15/45	16	17,857
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	575	577,172
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	11	10,748
Massachusetts Institute of Technology 3.96%, 07/01/38	9	9,287
4.68%, 07/01/14	150	162,963
5.60%, 07/01/11(b)	375	485,774
Moody’s Corp., 5.25%, 07/15/44	250	270,137
Northwestern University, 4.64%, 12/01/44	355	395,876
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	375	334,408
3.30%, 07/15/56 (Call 01/15/56)	250	220,073
Princeton University, 5.70%, 03/01/39	300	377,377
S&P Global Inc. 4.50%, 05/15/48 (Call 11/15/47)	200	204,675
6.55%, 11/15/37	161	202,876
Trustees of Dartmouth College, 3.47%, 06/01/46	100	92,063
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	9	8,432
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	186,475
University of Southern California 3.03%,10/01/39	325	296,183
5.25%,10/01/11	150	175,380
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	113,646
Wesleyan University, 4.78%, 07/01/16	50	49,344
William Marsh Rice University 3.57%, 05/15/45	301	287,196
3.77%, 05/15/55	125	120,093

		7,607,871

Computers — 1.6%
Apple Inc. 3.45%, 02/09/45	575	518,834
3.75%, 09/12/47 (Call 03/12/47)	395	371,854
3.75%, 11/13/47 (Call 05/13/47)	250	236,421
3.85%, 05/04/43	850	822,746

Security	Par (000)	Value

Computers (continued)
3.85%, 08/04/46 (Call 02/04/46)	$550	$529,427
4.25%, 02/09/47 (Call 08/09/46)(b)	450	460,186
4.38%, 05/13/45	625	647,928
4.45%, 05/06/44	425	445,482
4.50%, 02/23/36 (Call 08/23/35)	275	295,928
4.65%, 02/23/46 (Call 08/23/45)	1,200	1,293,581
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)(a)	450	509,098
8.35%, 07/15/46 (Call 01/15/46)(a)	625	731,343
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	285	293,411
6.35%, 10/15/45 (Call 04/15/45)	475	480,991
HP Inc., 6.00%, 09/15/41(b)	370	377,382
International Business Machines Corp. 4.00%, 06/20/42	535	509,730
4.70%, 02/19/46(b)	200	210,414
5.60%, 11/30/39(b)	195	225,189
5.88%, 11/29/32	291	349,259
7.13%, 12/01/96(b)	75	92,534
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	165	146,385

		9,548,123

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	175	172,091
4.00%, 08/15/45	200	205,046
Estee Lauder Companies Inc. (The) 3.70%, 08/15/42	50	46,573
4.15%, 03/15/47 (Call 09/15/46)	125	125,399
4.38%, 06/15/45 (Call 12/15/44)	275	283,379
6.00%, 05/15/37	180	221,170
Procter & Gamble Co. (The), 3.50%, 10/25/47(b)	425	406,384
Unilever Capital Corp., 5.90%, 11/15/32	575	705,039

		2,165,081

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	250	223,976
4.20%, 05/15/47 (Call 11/15/46)	205	198,107
4.60%, 06/15/45 (Call 12/15/44)	170	175,117

		597,200

Diversified Financial Services — 1.8%
American Express Co., 4.05%, 12/03/42	370	364,039
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(a)	400	370,128
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	305	278,621
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	135	129,743
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)(b)	180	183,313
5.30%, 09/15/43 (Call 03/15/43)	300	357,595
Credit Suisse USA Inc., 7.13%, 07/15/32	268	345,520
FMR LLC, 6.50%, 12/14/40(a)	500	619,426
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,565	3,219,125
Invesco Finance PLC, 5.38%, 11/30/43	141	145,389
Jefferies Group LLC 6.25%, 01/15/36	220	217,071
6.50%, 01/20/43	150	147,659
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	250	218,432
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	500	511,928

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 5.63%, 01/15/44	$210	$204,445
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	150	148,107
3.95%, 02/26/48 (Call 08/26/47)	145	145,731
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)	50	51,607
4.30%, 03/15/49 (Call 09/15/48)	300	305,782
Series C, 8.00%, 03/01/32	271	371,594
Raymond James Financial Inc., 4.95%, 07/15/46	310	310,590
Visa Inc. 3.65%, 09/15/47 (Call 03/15/47)	290	275,541
4.15%, 12/14/35 (Call 06/14/35)	585	612,296
4.30%, 12/14/45 (Call 06/14/45)	875	918,146
Western Union Co. (The) 6.20%, 11/17/36	265	268,315
6.20%, 06/21/40	90	85,603

		10,805,746

Electric — 12.0%
Abu Dhabi National Energy Co. PJSC, 4.88%, 04/23/30(a)	800	831,000
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	200	187,757
4.00%, 12/01/46 (Call 06/01/46)	150	145,135
4.25%, 09/15/48 (Call 03/15/48)	150	151,816
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)	150	138,557
3.85%, 12/01/42	100	93,657
4.10%, 01/15/42	10	9,563
4.15%, 08/15/44 (Call 02/15/44)	302	297,114
4.30%, 01/02/46 (Call 07/02/45)	250	252,356
6.00%, 03/01/39	270	323,804
6.13%, 05/15/38	200	241,167
Series B, 3.70%, 12/01/47 (Call 06/01/47)	25	22,967
Ameren Illinois Co. 3.70%, 12/01/47 (Call 06/01/47)	225	212,282
4.15%, 03/15/46 (Call 09/15/45)	350	351,331
4.50%, 03/15/49 (Call 09/15/48)	50	53,455
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	11	10,820
4.45%, 06/01/45 (Call 12/01/44)	150	148,833
7.00%, 04/01/38	170	214,553
Series L, 5.80%,10/01/35	25	27,948
Arizona Public Service Co. 3.75%, 05/15/46 (Call 11/15/45)	275	250,825
4.25%, 03/01/49 (Call 09/01/48)	100	99,023
4.35%, 11/15/45 (Call 05/15/45)	45	45,156
4.50%, 04/01/42 (Call 10/01/41)	326	331,850
5.05%, 09/01/41 (Call 03/01/41)	160	172,816
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	50	50,649
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	285	253,999
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	475	433,338
4.45%, 01/15/49 (Call 07/15/48)	575	578,529
4.50%, 02/01/45 (Call 08/01/44)	200	204,438
5.15%, 11/15/43 (Call 05/15/43)	120	132,579
5.95%,05/15/37	350	417,499
6.13%, 04/01/36	900	1,093,616
Black Hills Corp. 4.20%, 09/15/46 (Call 03/15/46)	150	137,964
4.35%, 05/01/33 (Call 02/01/33)	250	249,609

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	$225	$207,247
3.95%, 03/01/48 (Call 09/01/47)	50	49,064
4.25%, 02/01/49 (Call 08/01/48)	200	205,841
4.50%, 04/01/44 (Call 10/01/43)	225	237,754
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	150	146,719
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (Call 08/15/30)(a)	100	101,727
5.95%, 12/15/36	100	112,633
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	100	99,464
4.88%, 03/01/44 (Call 09/01/43)	150	158,355
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	197	189,257
Comision Federal de Electricidad, 6.13%, 06/16/45(a)	400	405,000
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	100	92,205
3.70%, 03/01/45 (Call 09/01/44)	200	186,330
3.80%, 10/01/42 (Call 04/01/42)	200	188,944
4.00%, 03/01/48 (Call 09/01/47)	450	440,895
4.00%, 03/01/49 (Call 09/01/48)	250	243,905
4.35%, 11/15/45 (Call 05/15/45)	150	154,112
4.60%, 08/15/43 (Call 02/15/43)	100	106,193
4.70%, 01/15/44 (Call 04/15/43)	235	252,787
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	225	210,408
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)(b)	100	99,759
4.30%, 04/15/44 (Call 10/15/43)	70	72,752
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	210	195,201
3.95%, 03/01/43 (Call 09/01/42)	200	189,126
4.45%, 03/15/44 (Call 09/15/43)	315	320,327
4.50%, 12/01/45 (Call 06/01/45)	207	210,965
4.50%, 05/15/58 (Call 11/15/57)	200	196,506
4.63%, 12/01/54 (Call 06/01/54)	125	125,216
5.70%, 06/15/40	300	348,427
Series 05-A, 5.30%, 03/01/35	100	109,608
Series 06-A, 5.85%, 03/15/36	225	263,503
Series 06-B, 6.20%,06/15/36	200	242,492
Series 06-E, 5.70%, 12/01/36	75	85,291
Series 07-A, 6.30%, 08/15/37	100	122,360
Series 08-B, 6.75%, 04/01/38	200	255,444
Series 09-C, 5.50%, 12/01/39	200	226,470
Series 12-A, 4.20%, 03/15/42	8	7,826
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	210	195,480
Series C, 4.30%, 12/01/56 (Call 06/01/56)	205	194,114
Series E, 4.65%, 12/01/48 (Call 06/01/48)	50	52,421
Consumers Energy Co. 3.25%, 08/15/46 (Call 02/15/46)	200	175,779
3.95%, 05/15/43 (Call 11/15/42)	75	74,481
3.95%, 07/15/47 (Call 01/15/47)	200	197,611
4.35%, 04/15/49 (Call 10/15/48)(b)	120	127,082
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	245,267
Dominion Energy Inc. 4.70%, 12/01/44 (Call 06/01/44)	75	75,991
7.00%, 06/15/38	230	286,764
Series B, 5.95%, 06/15/35	160	182,319
Series C, 4.05%, 09/15/42 (Call 03/15/42)	250	230,322

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.90%, 08/01/41 (Call 02/01/41)	$272	$277,954
Series E, 6.30%, 03/15/33	175	207,883
Series F, 5.25%, 08/01/33	305	332,235
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	200	188,409
3.70%, 06/01/46 (Call 12/01/45)(b)	135	125,544
3.95%, 03/01/49 (Call 09/01/48)	435	424,807
4.30%, 07/01/44 (Call 01/01/44)	103	105,368
Series A, 4.00%, 04/01/43 (Call 10/01/42)	100	99,070
Series A, 4.05%, 05/15/48 (Call 11/15/47)	190	188,210
DTE Energy Co., 6.38%, 04/15/33	135	162,602
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	232,838
3.75%, 06/01/45 (Call 12/01/44)	165	155,366
3.88%, 03/15/46 (Call 09/15/45)	250	240,082
3.95%, 03/15/48 (Call 09/15/47)	285	278,004
4.00%, 09/30/42 (Call 03/30/42)	250	245,567
4.25%, 12/15/41 (Call 06/15/41)	300	305,346
5.30%, 02/15/40	260	300,813
6.00%, 01/15/38	57	69,595
6.05%, 04/15/38	300	371,241
6.10%, 06/01/37	100	122,090
6.45%, 10/15/32	101	126,187
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	320	286,687
4.80%, 12/15/45 (Call 06/15/45)	201	207,691
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)(b)	230	203,530
3.85%, 11/15/42 (Call 05/15/42)	280	268,670
5.65%, 04/01/40	150	178,722
6.35%, 09/15/37	100	126,319
6.40%, 06/15/38	300	385,791
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	145	135,856
6.12%, 10/15/35	250	296,788
6.35%, 08/15/38	46	58,906
6.45%, 04/01/39	150	188,756
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)(b)	125	123,269
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	35	38,558
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,237
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	250	234,310
4.10%, 05/15/42 (Call 11/15/41)	150	148,873
4.10%, 03/15/43 (Call 09/15/42)	186	184,580
4.15%, 12/01/44 (Call 06/01/44)	175	174,430
4.20%, 08/15/45 (Call 02/15/45)	250	251,632
4.38%, 03/30/44 (Call 09/30/43)	150	154,798
6.30%, 04/01/38	250	311,607
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	100	103,124
6.00%, 05/15/35(b)	150	168,995
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	625	601,987
4.88%, 01/22/44(a)	900	863,221
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,200	1,180,452
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	520	509,143
Enel Finance International NV
4.75%, 05/25/47(a)(b)	735	652,601
4.88%, 06/14/29(a)	800	795,962
6.00%, 10/07/39(a)(b)	275	285,606

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	$215	$198,625
4.00%, 03/15/33 (Call 12/15/32)	500	507,826
4.20%, 09/01/48 (Call 03/01/48)	220	220,603
4.95%, 01/15/45 (Call 01/15/25)	100	103,644
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	350	340,765
4.95%, 06/15/35 (Call 12/15/34)	225	231,108
5.10%, 06/15/45 (Call 12/15/44)	209	221,681
5.63%, 06/15/35	285	315,401
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	270	268,106
5.75%, 10/01/41 (Call 04/01/41)	20	19,771
6.25%, 10/01/39	200	211,578
FirstEnergy Corp.
Series C, 4.85%,07/15/47 (Call 01/15/47)	700	722,307
Series C, 7.38%,11/15/31	460	593,179
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	305	290,390
3.80%, 12/15/42 (Call 06/15/42)	250	241,229
3.95%, 03/01/48 (Call 09/01/47)	105	104,273
3.99%, 03/01/49 (Call 09/01/48)	500	497,001
4.05%, 06/01/42 (Call 12/01/41)	200	200,930
4.05%, 10/01/44 (Call 04/01/44)	250	251,663
4.13%, 02/01/42 (Call 08/01/41)	260	265,350
4.13%, 06/01/48 (Call 12/01/47)	260	265,537
4.95%, 06/01/35	200	222,782
5.25%, 02/01/41 (Call 08/01/40)	200	232,675
5.65%, 02/01/37	96	114,928
5.69%, 03/01/40	124	152,233
5.95%, 02/01/38	350	434,952
Georgia Power Co.
4.30%, 03/15/42	290	272,877
4.30%, 03/15/43	271	248,249
Series 10-C, 4.75%, 09/01/40	263	259,118
Iberdrola International BV, 6.75%, 07/15/36	150	180,404
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	175	173,556
6.05%, 03/15/37	105	121,968
Series K, 4.55%, 03/15/46 (Call 09/15/45)(b)	200	204,914
Series L, 3.75%, 07/01/47 (Call 01/01/47)	150	136,339
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	325	289,826
6.25%, 07/15/39	30	36,633
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	75	82,494
Kansas City Power & Light Co.
4.20%, 03/15/48 (Call 09/15/47)	260	253,490
5.30%, 10/01/41 (Call 04/01/41)	195	215,145
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)(b)	349	396,760
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	240	223,083
4.25%, 05/01/46 (Call 11/01/45)	111	113,144
4.40%, 10/15/44 (Call 04/15/44)	295	308,805
4.80%, 09/15/43 (Call 03/15/43)	175	190,221
5.75%, 11/01/35	46	53,991
6.75%, 12/30/31	11	14,161
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	476,250
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	350	321,764
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	25	29,099

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Grid USA, 5.80%, 04/01/35	$180	$199,379
Nevada Power Co., Series N, 6.65%, 04/01/36	300	378,386
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	900	823,271
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(b)	375	342,945
3.60%, 05/15/46 (Call 11/15/45)	50	46,692
4.00%, 08/15/45 (Call 02/15/45)	90	88,344
4.13%, 05/15/44 (Call 11/15/43)	7	7,035
4.85%, 08/15/40 (Call 02/15/40)	25	27,202
5.35%, 11/01/39	5	5,839
6.25%, 06/01/36	106	132,911
NorthWestern Corp., 4.18%,11/15/44 (Call 05/15/44)	171	168,268
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	110	113,529
5.50%, 03/15/40	241	278,329
Oglethorpe Power Corp.
4.20%, 12/01/42	50	44,776
4.25%, 04/01/46 (Call 10/01/45)	50	45,283
4.55%, 06/01/44	500	466,052
5.25%, 09/01/50	25	26,148
5.38%, 11/01/40	175	187,962
5.95%, 11/01/39	25	28,170
Ohio Edison Co.
6.88%, 07/15/36	250	310,934
8.25%,10/15/38	65	92,214
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	75	74,780
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)(b)	250	231,229
4.15%, 04/01/47 (Call 10/01/46)	405	393,176
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	100	96,213
4.55%, 12/01/41 (Call 06/01/41)	150	161,159
5.25%, 09/30/40	305	352,028
5.30%, 06/01/42 (Call 12/01/41)	200	232,764
7.25%, 01/15/33	150	200,668
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	95	92,782
4.13%, 01/15/49 (Call 07/15/48)	150	148,025
4.15%, 02/15/50 (Call 08/15/49)	250	247,183
6.00%, 01/15/39	375	456,553
6.10%, 08/01/36	230	278,030
6.25%, 10/15/37	50	62,025
6.35%, 07/15/38	150	188,291
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	241,610
4.15%, 10/01/44 (Call 04/01/44)	200	199,711
5.95%, 10/01/36	111	132,045
Pennsylvania Electric Co., 6.15%, 10/01/38	75	85,473
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(a)	1,000	1,064,890
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	116	115,075
6.50%, 11/15/37	175	219,674
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	350	313,749
4.70%, 06/01/43 (Call 12/01/42)	50	49,636
5.00%, 03/15/44 (Call 09/15/43)	300	311,287
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	200	196,040
4.13%, 06/15/44 (Call 12/15/43)	50	49,835

Security	Par (000)	Value

Electric (continued)
4.15%, 06/15/48 (Call 12/15/47)	$205	$207,391
6.25%, 05/15/39	161	202,206
Progress Energy Inc.
7.00%, 10/30/31	110	139,830
7.75%, 03/01/31	259	344,089
PSEG Power LLC, 8.63%, 04/15/31	235	307,451
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	225	209,019
3.80%, 06/15/47 (Call 12/15/46)	300	284,498
4.10%, 06/15/48 (Call 12/15/47)	250	251,657
4.30%, 03/15/44 (Call 09/15/43)	150	154,011
4.75%, 08/15/41 (Call 02/15/41)	5	5,248
6.50%, 08/01/38	100	129,155
Series 17, 6.25%, 09/01/37	60	75,888
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	61,921
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	220	203,615
3.65%, 09/01/42 (Call 03/01/42)	75	70,367
3.80%, 03/01/46 (Call 09/01/45)	225	214,026
3.95%, 05/01/42 (Call 11/01/41)	285	279,872
4.05%, 05/01/48 (Call 11/01/47)	155	155,751
4.15%, 11/01/45 (Call 05/01/45)	25	24,522
5.50%, 03/01/40	50	58,380
5.80%, 05/01/37	150	179,833
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	113,602
4.43%, 11/15/41 (Call 05/15/41)	50	50,813
5.64%, 04/15/41 (Call 10/15/40)	235	278,666
5.76%, 10/01/39	200	237,534
5.80%, 03/15/40	56	67,748
6.27%, 03/15/37	5	6,205
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	100	95,268
4.50%, 08/15/40	100	98,638
6.00%, 06/01/39	163	185,152
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	200	179,758
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	600	622,500
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	650	571,222
4.00%, 02/01/48 (Call 08/01/47)	435	379,019
6.00%, 10/15/39	275	309,712
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	175	180,170
4.60%, 06/15/43 (Call 12/15/42)	166	173,359
5.10%, 06/01/65 (Call 12/01/64)	115	125,217
5.30%, 05/15/33	5	5,498
5.45%, 02/01/41 (Call 08/01/40)	95	108,496
6.05%, 01/15/38	298	355,001
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	300	270,913
4.05%, 03/15/42 (Call 09/15/41)	95	87,885
4.50%, 09/01/40 (Call 03/01/40)	48	47,151
4.65%, 10/01/43 (Call 04/01/43)	200	199,095
5.50%, 03/15/40(b)	217	234,578
5.63%, 02/01/36	150	160,792
6.00%, 01/15/34	266	293,567
6.05%, 03/15/39	150	167,136
6.65%, 04/01/29	250	277,225
Series 04-G, 5.75%, 04/01/35	105	111,878
Series 05-E, 5.35%, 07/15/35	150	154,447

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-E, 5.55%, 01/15/37	$250	$267,075
Series 08-A, 5.95%, 02/01/38	185	205,543
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	305	272,055
Series C, 3.60%, 02/01/45 (Call 08/01/44)	255	217,630
Series C, 4.13%, 03/01/48 (Call 09/01/47)	100	92,173
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	300	286,832
4.40%, 07/01/46 (Call 01/01/46)	350	335,859
Southern Power Co.
5.15%, 09/15/41	325	322,904
5.25%, 07/15/43	50	49,779
Series F, 4.95%, 12/15/46 (Call 06/15/46)	25	23,974
Southwestern Electric Power Co.
6.20%, 03/15/40	150	176,940
Series J, 3.90%, 04/01/45 (Call 10/01/44)	200	181,085
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	89,639
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	360	313,811
3.70%, 08/15/47 (Call 02/15/47)	250	230,507
4.50%, 08/15/41 (Call 02/15/41)	100	103,103
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	205	212,072
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)	500	476,802
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	75	71,295
4.20%, 05/15/45 (Call 11/15/44)	350	329,087
4.35%, 05/15/44 (Call 11/15/43)	150	146,088
4.45%, 06/15/49 (Call 12/15/48)	165	164,086
Toledo Edison Co. (The), 6.15%,05/15/37	220	259,752
TransAlta Corp., 6.50%, 03/15/40	150	147,042
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	245,322
8.45%, 03/15/39	111	164,583
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	110,114
4.45%, 02/15/44 (Call 08/15/43)	150	152,291
4.60%, 12/01/48 (Call 06/01/48)	100	104,347
8.88%, 11/15/38	300	457,519
Series A, 6.00%, 05/15/37	75	89,895
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	6,869
Series B, 6.00%, 01/15/36	250	296,618
Series C, 4.00%, 11/15/46 (Call 05/15/46)	60	57,374
Series D, 4.65%, 08/15/43 (Call 02/15/43)	71	74,323
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	5	4,908
4.13%, 03/01/42 (Call 09/01/41)(b)	300	297,052
4.25%,12/01/45 (Call 06/01/45)	275	277,323
4.63%, 09/01/43 (Call 03/01/43)	105	109,748
Wisconsin Electric Power Co., 4.30%,10/15/48 (Call 04/15/48)(b)	170	175,230
Wisconsin Power & Light Co., 6.38%, 08/15/37	235	294,605
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	205	222,114
Xcel Energy Inc., 6.50%, 07/01/36	200	245,837

		70,659,669

Electronics — 0.3%
Corning Inc.
4.38%,11/15/57 (Call 05/15/57)	300	262,488
4.70%, 03/15/37 (Call 09/15/36)	60	59,064
4.75%, 03/15/42	100	98,109

Security	Par (000)	Value

Electronics (continued)
5.35%,11/15/48 (Call 05/15/48)	$100	$106,623
5.75%, 08/15/40	200	215,997
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	225	212,869
Honeywell International Inc., 3.81%,11/21/47 (Call 05/21/47)	300	291,249
Tyco Electronics Group SA, 7.13%, 10/01/37	200	256,142

		1,502,541

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	708	608,880

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	34,904
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	150	145,885
4.10%, 03/01/45 (Call 09/01/44)	410	401,574

		582,363

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	12,937
Campbell Soup Co.
3.80%, 08/02/42	76	57,644
4.80%, 03/15/48 (Call 09/15/47)	355	311,076
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	480	456,044
5.40%, 11/01/48 (Call 05/01/48)(b)	60	56,297
8.25%, 09/15/30	100	128,121
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	30	26,034
4.55%, 04/17/38 (Call 10/17/37)	295	276,497
4.70%, 04/17/48 (Call 10/17/47)	250	233,103
5.40%, 06/15/40	190	193,111
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(a)	200	184,325
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	200	179,259
Ingredion Inc., 6.63%, 04/15/37	50	60,036
JM Smucker Co. (The)
4.25%, 03/15/35(b)	325	295,639
4.38%, 03/15/45(b)	100	89,754
Kellogg Co.
4.50%, 04/01/46(b)	225	204,996
Series B, 7.45%, 04/01/31	180	227,449
Koninklijke Ahold Delhaize NV, 5.70%,10/01/40	117	125,629
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)(b)	1,115	924,731
4.63%, 01/30/29 (Call 10/30/28)	550	551,565
5.00%, 07/15/35 (Call 01/15/35)	400	378,991
5.00%, 06/04/42	500	453,495
5.20%, 07/15/45 (Call 01/15/45)	405	376,798
6.50%, 02/09/40	435	456,250
6.75%, 03/15/32	60	67,013
6.88%, 01/26/39	265	291,636
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	215	170,830
4.45%, 02/01/47 (Call 08/01/46)	300	264,473
5.00%, 04/15/42 (Call 10/15/41)	125	117,331
5.15%, 08/01/43 (Call 02/01/43)	185	177,057
5.40%, 07/15/40 (Call 01/15/40)	200	197,727
5.40%, 01/15/49 (Call 07/15/48)	100	98,553
6.90%, 04/15/38	250	287,165
7.50%, 04/01/31	150	182,872
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	100	90,391
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	275	263,330

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	$285	$283,495
4.00%, 09/24/48 (Call 03/24/48)(a)	500	495,498
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	175	169,989
4.50%, 04/01/46 (Call 10/01/45)	241	235,400
4.85%, 10/01/45 (Call 04/01/45)	100	104,080
5.38%, 09/21/35	150	164,777
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	400	400,507
5.10%, 09/28/48 (Call 03/28/48)	440	426,419
5.15%, 08/15/44 (Call 02/15/44)	335	324,825

		11,073,149

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%,11/02/47 (Call 05/02/47)	200	194,753
Domtar Corp., 6.75%, 02/15/44 (Call 08/15/43)(b)	175	173,120
Georgia-Pacific LLC
7.75%, 11/15/29	185	245,959
8.88%, 05/15/31	214	312,445
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	235	208,404
4.40%, 08/15/47 (Call 02/15/47)	335	299,720
4.80%, 06/15/44 (Call 12/15/43)	200	190,640
5.00%, 09/15/35 (Call 03/15/35)	110	110,775
5.15%, 05/15/46 (Call 11/15/45)	175	172,270
6.00%, 11/15/41 (Call 05/15/41)	185	198,429
7.30%, 11/15/39	320	389,123
8.70%, 06/15/38(b)	35	46,683
Suzano Austria GmbH, 7.00%,03/16/47 (Call 09/16/46)(a)	200	219,050

		2,761,371

Gas — 1.0%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	400	392,813
4.13%, 03/15/49 (Call 09/15/48)	150	147,882
4.15%, 01/15/43 (Call 07/15/42)	145	142,495
4.30%, 10/01/48 (Call 04/01/48)	125	127,654
5.50%, 06/15/41 (Call 12/15/40)	5	5,827
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	800	782,087
4.49%, 03/04/49 (Call 09/04/48)(a)	150	149,670
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	90	84,554
5.85%, 01/15/41 (Call 07/15/40)	235	270,386
Dominion Energy Gas Holdings LLC
4.60%,12/15/44 (Call 06/15/44)	260	263,039
4.80%,11/01/43 (Call 05/01/43)	115	119,957
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	300	394,711
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)	145	131,074
4.38%, 05/15/47 (Call 11/15/46)	50	48,376
4.80%, 02/15/44 (Call 08/15/43)	175	176,748
5.25%, 02/15/43 (Call 08/15/42)	375	396,925
5.65%, 02/01/45 (Call 08/01/44)	411	457,457
5.95%, 06/15/41 (Call 12/15/40)	200	225,869
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	50	52,721
4.66%, 02/01/44 (Call 08/01/43)	275	292,194

Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	$20	$17,552
4.65%, 08/01/43 (Call 02/01/43)	153	159,541
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,624
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	175	172,497
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	222,861
4.40%, 06/01/43 (Call 12/01/42)	71	68,301
4.40%, 05/30/47 (Call 11/30/46)	90	86,829
5.88%, 03/15/41 (Call 09/15/40)	325	370,244
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	110	99,359

		5,864,247

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	195	194,274
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	100	104,329
5.20%, 09/01/40	200	213,987

		512,590

Health Care — Products — 1.7%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	730	785,373
4.75%, 04/15/43 (Call 10/15/42)(b)	230	241,487
4.90%, 11/30/46 (Call 05/30/46)(b)	900	983,832
5.30%, 05/27/40	250	278,227
6.00%, 04/01/39	200	235,071
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	350	289,264
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	450	445,696
4.69%, 12/15/44 (Call 06/15/44)	535	523,790
5.00%, 11/12/40	165	163,071
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	95	94,298
4.70%, 03/01/49 (Call 09/01/48)	350	349,432
7.00%, 11/15/35	130	160,693
7.38%, 01/15/40	150	191,636
Covidien International Finance SA, 6.55%,10/15/37	110	143,478
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)(b)	175	172,871
Koninklijke Philips NV, 5.00%, 03/15/42	300	322,246
Medtronic Inc.
4.38%, 03/15/35	850	895,839
4.50%, 03/15/42 (Call 09/15/41)	86	92,606
4.63%, 03/15/44 (Call 09/15/43)	150	165,051
4.63%, 03/15/45	1,380	1,511,771
5.55%, 03/15/40	200	241,225
6.50%, 03/15/39	100	130,452
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	405	382,016
4.38%, 05/15/44 (Call 12/15/43)	20	19,727
4.63%, 03/15/46 (Call 09/15/45)	180	184,747
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	275	260,497
5.30%, 02/01/44 (Call 08/01/43)	190	208,453
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	200	177,797
4.45%, 08/15/45 (Call 07/15/45)	100	90,677
5.75%, 11/30/39	200	207,280

		9,948,603

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Services — 2.7%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	$50	$51,024
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	250	206,489
4.13%,11/15/42 (Call 05/15/42)	235	204,609
4.50%, 05/15/42 (Call 11/15/41)	175	160,997
4.75%, 03/15/44 (Call 09/15/43)	160	151,605
6.63%, 06/15/36	165	192,784
6.75%, 12/15/37	260	310,034
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	435	414,985
4.55%, 03/01/48 (Call 09/01/47)(b)	510	501,987
4.63%, 05/15/42	400	398,899
4.65%, 01/15/43	470	469,017
4.65%, 08/15/44 (Call 02/15/44)	300	299,130
5.10%, 01/15/44	75	79,420
Ascension Health
3.95%,11/15/46	608	595,375
4.85%,11/15/53	11	12,299
Baylor Scott & White Holdings
3.97%,11/15/46 (Call 05/15/46)	350	332,970
4.19%,11/15/45 (Call 05/15/45)	166	163,566
Cigna Holding Co., 3.88%,10/15/47 (Call 04/15/47)	535	454,053
CommonSpirit Health, 4.35%, 11/01/42	325	293,921
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	200	194,438
Dignity Health
4.50%, 11/01/42	100	93,377
5.27%, 11/01/64	100	99,880
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	50	49,452
HCA Inc., 5.50%, 06/15/47 (Call 12/15/46)	500	519,440
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	235	233,153
4.80%, 03/15/47 (Call 09/14/46)	215	219,116
4.95%, 10/01/44 (Call 04/01/44)	195	200,394
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	57,506
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	775	782,220
4.88%, 04/01/42	100	111,744
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	325	304,988
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	10,839
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	275	273,301
Series 2015, 4.20%, 07/01/55(b)	225	226,099
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	115	115,247
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	150	140,161
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,768
4.06%, 08/01/56	350	342,667
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	425	389,837
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	229,995
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	197	184,608
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	26,719
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	250	239,606

Security	Par (000)	Value

Health Care — Services (continued)
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	$35	$34,027
Texas Health Resources, 4.33%, 11/15/55	9	9,120
Toledo Hospital (The), 6.02%, 11/15/48	500	529,016
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	200	187,853
3.95%, 10/15/42 (Call 04/15/42)	152	148,363
4.20%, 01/15/47 (Call 07/15/46)	250	250,782
4.25%, 03/15/43 (Call 09/15/42)	425	432,597
4.25%, 04/15/47 (Call 10/15/46)	275	278,117
4.25%, 06/15/48 (Call 12/15/47)	425	429,630
4.38%, 03/15/42 (Call 09/15/41)	250	257,843
4.63%, 07/15/35	250	271,736
4.63%, 11/15/41 (Call 05/15/41)	100	106,161
4.75%, 07/15/45	850	924,208
5.70%, 10/15/40 (Call 04/15/40)	100	119,904
5.80%, 03/15/36	250	301,422
5.95%, 02/15/41 (Call 08/15/40)	200	247,191
6.50%, 06/15/37	100	127,381
6.63%, 11/15/37	111	143,601
6.88%, 02/15/38	350	467,136

		15,624,807

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	315	260,722

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	240	208,001
3.90%, 05/04/47 (Call 11/04/46)	310	305,879
5.30%, 03/01/41	31	36,057
6.63%, 08/01/37	295	388,896

		938,833

Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	289	256,280
5.50%, 04/01/46 (Call 10/01/45)	100	86,866

		343,146

Insurance — 5.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	135,000
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	285	270,992
4.75%, 01/15/49 (Call 07/15/48)	185	195,387
6.45%, 08/15/40	65	81,104
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	121,792
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	80	79,608
4.50%, 06/15/43	345	358,898
5.35%, 06/01/33	118	135,262
5.55%, 05/09/35	376	430,820
5.95%, 04/01/36	50	59,767
6.50%, 05/15/67 (Call 05/15/37)(b)(c)(d)	85	90,950
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	330	297,765
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	490	435,559
4.38%, 01/15/55 (Call 07/15/54)	325	274,724
4.50%, 07/16/44 (Call 01/16/44)	415	380,080
4.70%, 07/10/35 (Call 01/10/35)	200	193,614
4.75%, 04/01/48 (Call 10/01/47)	385	363,537
4.80%, 07/10/45 (Call 01/10/45)	440	423,166

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.25%, 05/01/36	$300	$336,370
8.18%, 05/15/68 (Call 05/15/38)(c)(d)	50	58,000
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	225	222,587
4.75%, 05/15/45 (Call 11/15/44)	311	315,414
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	220	231,840
Arch Capital Group Ltd., 7.35%, 05/01/34	45	58,626
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	220	233,493
Assurant Inc., 6.75%, 02/15/34	170	188,311
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	550	514,114
AXA SA, 8.60%, 12/15/30	740	965,522
AXIS Specialty Finance PLC, 5.15%, 04/01/45	75	72,435
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	325	326,724
4.25%, 01/15/49 (Call 07/15/48)	250	253,223
4.30%, 05/15/43	168	171,623
4.40%, 05/15/42	385	399,160
5.75%, 01/15/40	300	362,652
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	295	312,074
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	550	435,204
Chubb Corp. (The), 6.00%, 05/11/37(b)	210	259,620
Chubb INA Holdings Inc. 4.15%, 03/13/43	250	254,675
4.35%, 11/03/45 (Call 05/03/45)(b)	600	628,231
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	200	195,370
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)(d)	60	57,615
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)(c)(d)	300	259,584
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/77(a)	200	200,808
4.88%, 06/19/64(a)	165	167,560
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	14	13,452
4.40%, 03/15/48 (Call 09/15/47)	100	97,014
5.95%, 10/15/36	200	228,884
6.10%, 10/01/41	225	263,301
6.63%, 03/30/40	135	163,962
Liberty Mutual Group Inc., 4.85%, 08/01/44(a)	650	638,376
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	70	89,890
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	300	282,746
6.15%, 04/07/36	195	227,869
6.30%, 10/09/37	41	48,894
7.00%, 06/15/40	125	160,316
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	240	226,759
6.00%, 02/01/35	150	170,752
Manulife Financial Corp., 5.38%, 03/04/46	400	445,721
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)	100	88,233
5.00%, 04/05/46	150	148,221
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	200	190,473
4.35%, 01/30/47 (Call 07/30/46)	242	236,930
4.90%, 03/15/49 (Call 09/15/48)	565	592,370
5.88%, 08/01/33	25	29,350
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(a)	400	376,237
5.38%, 12/01/41(a)	25	27,606

Security	Par (000)	Value

Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	$30	$36,513
MetLife Inc. 4.05%, 03/01/45	450	424,623
4.13%, 08/13/42	425	409,588
4.60%, 05/13/46 (Call 12/13/45)	300	310,941
4.88%, 11/13/43	375	399,779
5.70%, 06/15/35	460	535,758
5.88%, 02/06/41	50	59,920
6.38%, 06/15/34(b)	100	123,956
6.40%, 12/15/66 (Call 12/15/31)	445	471,700
6.50%, 12/15/32	340	430,706
10.75%, 08/01/69 (Call 08/01/34)	66	98,340
Series N, 4.72%, 12/15/44	225	235,706
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	92,582
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	250	262,693
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(a)	350	533,783
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	650	785,645
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)(b)	900	1,110,934
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)(d)	600	534,898
Principal Financial Group Inc. 4.35%, 05/15/43	300	285,633
4.63%, 09/15/42	15	14,988
6.05%, 10/15/36	191	222,136
Progressive Corp. (The) 3.70%, 01/26/45	150	139,601
4.13%, 04/15/47 (Call 10/15/46)	100	99,957
4.20%, 03/15/48 (Call 09/15/47)	385	390,723
4.35%, 04/25/44	136	138,921
6.25%, 12/01/32	200	248,057
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)	225	207,603
3.94%, 12/07/49 (Call 06/07/49)	260	242,298
4.35%, 02/25/50 (Call 08/25/49)	250	247,209
4.42%, 03/27/48 (Call 09/27/47)	250	252,619
4.60%, 05/15/44	310	321,859
5.70%, 12/14/36	350	403,914
6.63%, 06/21/40	5	6,311
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	175	208,041
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,250	1,225,216
4.90%, 09/15/44(a)(b)	75	80,018
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	199,412
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	250	235,203
4.00%, 05/30/47 (Call 11/30/46)	185	180,168
4.05%, 03/07/48 (Call 09/07/47)	175	172,203
4.10%, 03/04/49 (Call 09/04/48)	60	59,578
4.30%, 08/25/45 (Call 02/25/45)	185	188,798
4.60%, 08/01/43	91	96,817
5.35%, 11/01/40	235	274,149
6.25%, 06/15/37(b)	145	183,031
6.75%, 06/20/36	200	261,983
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	315,845
Unum Group, 5.75%, 08/15/42	210	218,854
Voya Financial Inc. 4.80%, 06/15/46	100	99,070
5.70%, 07/15/43	235	258,695

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	$150	$156,070
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	35	34,571
WR Berkley Corp., 4.75%, 08/01/44	200	197,959
XLIT Ltd., 5.50%, 03/31/45	276	293,499

		31,575,290

Internet — 0.9%
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (Call 06/06/37)	300	282,031
4.20%, 12/06/47 (Call 06/06/47)	600	566,121
4.50%, 11/28/34 (Call 05/28/34)	435	441,932
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)(b)	320	318,934
4.05%, 08/22/47 (Call 02/22/47)	1,150	1,151,986
4.25%, 08/22/57 (Call 02/22/57)	700	709,434
4.80%, 12/05/34 (Call 06/05/34)	860	958,917
4.95%, 12/05/44 (Call 06/05/44)	360	409,013
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	370	296,395

		5,134,763

Iron & Steel — 0.4%
ArcelorMittal 6.75%, 03/01/41	10	10,638
7.00%, 10/15/39	250	274,291
Nucor Corp. 5.20%, 08/01/43 (Call 02/01/43)	199	216,081
6.40%, 12/01/37	200	243,143
Vale Overseas Ltd. 6.88%, 11/21/36	550	596,996
6.88%, 11/10/39	435	476,869
8.25%, 01/17/34	420	510,300
Vale SA, 5.63%, 09/11/42	30	29,130

		2,357,448

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	150	136,579

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	357	368,305
Caterpillar Inc. 3.80%, 08/15/42(b)	550	528,126
4.30%, 05/15/44 (Call 11/15/43)	100	102,153
4.75%, 05/15/64 (Call 11/15/63)	225	236,254
5.20%, 05/27/41	335	381,592
5.30%, 09/15/35	11	12,248
6.05%, 08/15/36	111	136,071
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	175	193,392
Deere & Co. 3.90%, 06/09/42 (Call 12/09/41)(b)	245	244,099
5.38%, 10/16/29(b)	200	232,290
7.13%, 03/03/31	101	132,175
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	250	267,964
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	120	120,521
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	225	217,836

		3,173,026

Manufacturing — 1.4%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	250	215,116
3.63%, 10/15/47 (Call 04/15/47)	265	247,644
3.88%, 06/15/44	150	148,279
4.00%, 09/14/48 (Call 03/14/48)	50	50,239

Security	Par (000)	Value

Manufacturing (continued)
5.70%, 03/15/37	$50	$60,193
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	40,722
Eaton Corp. 4.00%, 11/02/32	700	697,760
4.15%, 11/02/42	275	266,272
General Electric Co. 4.13%, 10/09/42	475	401,496
4.50%, 03/11/44	725	646,962
5.88%, 01/14/38	525	551,224
6.15%, 08/07/37	405	434,729
6.88%, 01/10/39(b)	515	596,202
Series A, 6.75%, 03/15/32	1,080	1,236,782
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)(b)	375	376,545
4.88%, 09/15/41 (Call 03/15/41)	200	224,693
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	100	95,198
5.75%, 06/15/43	170	195,121
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	140	140,189
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	110	107,494
4.20%, 11/21/34 (Call 05/21/34)(b)	100	101,311
4.45%, 11/21/44 (Call 05/21/44)	200	204,151
Series A, 6.25%, 05/15/38	100	123,428
Siemens Financieringsmaatschappij NV 3.30%, 09/15/46(a)	150	131,649
4.20%, 03/16/47(a)(b)	1,000	1,010,540
4.40%, 05/27/45(a)	100	104,288

		8,408,227

Media — 5.6%
21st Century Fox America Inc. 4.75%, 09/15/44 (Call 03/15/44)	275	296,926
4.95%, 10/15/45 (Call 04/15/45)	200	222,609
5.40%, 10/01/43	75	87,686
6.15%, 03/01/37	475	586,395
6.15%, 02/15/41(b)	500	629,679
6.20%, 12/15/34	500	618,917
6.40%, 12/15/35	302	382,863
6.55%, 03/15/33	275	352,480
6.65%, 11/15/37	300	391,736
6.90%, 08/15/39	36	48,227
7.75%, 12/01/45	150	221,023
7.85%, 03/01/39	200	288,290
8.15%, 10/17/36	100	144,546
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)(b)	145	133,821
4.85%, 07/01/42 (Call 01/01/42)	265	252,456
4.90%, 08/15/44 (Call 02/15/44)	310	293,861
5.50%, 05/15/33	150	158,759
5.90%, 10/15/40 (Call 04/15/40)	165	175,210
7.88%, 07/30/30(b)	50	64,404
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/38 (Call 10/01/37)	150	144,608
5.38%, 05/01/47 (Call 11/01/46)	785	744,658
5.75%, 04/01/48 (Call 10/01/47)	730	729,844
6.38%, 10/23/35 (Call 04/23/35)	650	695,891
6.48%, 10/23/45 (Call 04/23/45)	1,065	1,145,376
6.83%, 10/23/55 (Call 04/23/55)	150	161,720

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	$375	$328,061
3.40%, 07/15/46 (Call 01/15/46)	550	462,938
3.90%, 03/01/38 (Call 09/01/37)	225	211,494
3.97%, 11/01/47 (Call 05/01/47)	625	579,010
4.00%, 08/15/47 (Call 02/15/47)	50	46,389
4.00%, 03/01/48 (Call 09/01/47)	50	46,741
4.00%, 11/01/49 (Call 05/01/49)	780	725,274
4.05%, 11/01/52 (Call 05/01/52)	150	138,734
4.20%, 08/15/34 (Call 02/15/34)	480	483,110
4.25%, 10/15/30 (Call 07/15/30)	320	331,262
4.25%, 01/15/33(b)	1,300	1,329,869
4.40%, 08/15/35 (Call 02/25/35)	455	456,124
4.50%, 01/15/43(b)	200	201,576
4.60%, 10/15/38 (Call 04/15/38)	810	835,893
4.60%, 08/15/45 (Call 02/15/45)	670	676,366
4.65%, 07/15/42	375	380,764
4.70%, 10/15/48 (Call 04/15/48)	1,190	1,238,090
4.75%, 03/01/44	340	352,914
4.95%, 10/15/58 (Call 04/15/58)	765	805,480
5.65%, 06/15/35	111	125,883
6.40%, 05/15/38	62	75,939
6.45%, 03/15/37	175	215,462
6.50%, 11/15/35	435	532,867
6.55%, 07/01/39	25	31,207
6.95%, 08/15/37	150	191,747
7.05%, 03/15/33	161	209,160
Cox Communications Inc. 4.60%, 08/15/47 (Call 02/15/47)(a)	75	68,104
8.38%, 03/01/39(a)	650	821,216
Discovery Communications LLC 4.88%, 04/01/43	265	238,858
4.95%, 05/15/42	250	224,817
5.00%, 09/20/37 (Call 03/20/37)	260	245,802
5.20%, 09/20/47 (Call 03/20/47)	410	385,852
6.35%, 06/01/40	300	320,333
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)(a)	665	701,130
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	525	478,635
6.63%, 01/15/40	300	334,080
Historic TW Inc., 6.63%, 05/15/29	100	118,453
NBCUniversal Media LLC 4.45%, 01/15/43	325	322,132
5.95%, 04/01/41(b)	700	823,608
Thomson Reuters Corp. 5.50%, 08/15/35	150	153,028
5.65%, 11/23/43 (Call 05/23/43)	125	133,268
5.85%, 04/15/40(b)	250	270,205
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	300	251,969
5.50%, 09/01/41 (Call 03/01/41)	400	378,414
5.88%, 11/15/40 (Call 05/15/40)	500	493,588
6.55%, 05/01/37	450	477,140
6.75%, 06/15/39	465	499,087
7.30%, 07/01/38	550	615,499
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	151	191,260
Viacom Inc. 4.38%, 03/15/43	435	373,408
5.25%, 04/01/44 (Call 10/01/43)	250	241,584

Security	Par (000)	Value

Media (continued)
5.85%, 09/01/43 (Call 03/01/43)	$225	$234,703
6.88%, 04/30/36	350	395,411
Walt Disney Co. (The) 3.00%, 07/30/46	25	20,979
3.70%, 12/01/42	300	284,488
4.13%, 06/01/44(b)	285	288,886
4.38%, 08/16/41	275	285,184
7.00%, 03/01/32	200	269,981
Series E, 4.13%, 12/01/41	200	201,593
Warner Media LLC 4.65%, 06/01/44 (Call 12/01/43)	235	214,454
4.85%, 07/15/45 (Call 01/15/45)	175	165,046
4.90%, 06/15/42(b)	300	284,786
5.35%, 12/15/43	225	224,049
5.38%, 10/15/41	250	252,697
6.10%, 07/15/40	100	109,199
6.25%, 03/29/41(b)	200	220,648
7.70%, 05/01/32	225	294,147

		32,892,060

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)(b)	166	158,765
4.38%, 06/15/45 (Call 12/15/44)	86	89,218
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	60	55,245
5.25%, 10/01/54 (Call 04/01/54)	50	44,560

		347,788

Mining — 1.6%
Barrick Gold Corp., 5.25%, 04/01/42	245	256,062
Barrick North America Finance LLC 5.70%, 05/30/41	275	301,183
5.75%, 05/01/43	300	332,357
7.50%, 09/15/38	35	43,575
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	340	381,814
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42(b)	440	445,187
5.00%, 09/30/43	470	536,740
Corp. Nacional del Cobre de Chile 4.25%, 07/17/42(a)	600	577,125
4.50%, 08/01/47 (Call 02/01/47)(a)	800	800,348
Glencore Finance Canada Ltd., 5.55%, 10/25/42(a)	200	192,900
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	251	261,758
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)	200	217,101
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)	150	149,680
5.88%, 04/01/35	125	138,875
6.25%, 10/01/39	450	516,671
Rio Tinto Alcan Inc. 5.75%, 06/01/35	111	128,451
6.13%, 12/15/33	161	197,080
7.25%, 03/15/31	275	355,064
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	385	441,956
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	263	264,408
4.75%, 03/22/42 (Call 09/22/41)	230	251,251
Southern Copper Corp. 5.25%, 11/08/42	360	357,840
5.88%, 04/23/45	375	402,701

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.75%, 04/16/40	$450	$521,437
7.50%, 07/27/35	335	410,878
Teck Resources Ltd. 6.00%, 08/15/40 (Call 02/15/40)	250	255,575
6.25%, 07/15/41 (Call 01/15/41)	500	521,750
Vale Canada Ltd., 7.20%, 09/15/32	100	104,500

		9,364,267

Oil & Gas — 7.8%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	340	413,638
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	355	321,131
6.20%, 03/15/40	285	312,854
6.45%, 09/15/36	345	388,234
6.60%, 03/15/46 (Call 09/15/45)	485	575,487
Apache Corp. 4.25%, 01/15/44 (Call 07/15/43)	390	333,736
4.75%, 04/15/43 (Call 10/15/42)	360	327,282
5.10%, 09/01/40 (Call 03/01/40)	365	348,296
5.25%, 02/01/42 (Call 08/01/41)	135	130,449
6.00%, 01/15/37	322	333,796
7.75%, 12/15/29	165	195,056
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(b)	250	254,488
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	425	442,463
5.85%, 02/01/35	150	163,930
6.25%, 03/15/38	190	217,946
6.45%, 06/30/33	200	232,036
6.50%, 02/15/37	50	57,604
6.75%, 02/01/39	25	29,930
7.20%, 01/15/32	200	243,443
Cenovus Energy Inc. 4.45%, 09/15/42 (Call 03/15/42)	75	62,569
5.25%, 06/15/37 (Call 12/15/36)	325	302,549
5.40%, 06/15/47 (Call 12/15/46)	510	478,707
6.75%, 11/15/39	425	448,795
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	390,010
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	433,022
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)(b)	535	537,205
Conoco Funding Co., 7.25%, 10/15/31	250	328,674
ConocoPhillips 5.90%, 10/15/32	263	316,053
5.90%, 05/15/38	210	254,861
6.50%, 02/01/39	725	948,119
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	100	120,565
7.20%, 08/15/31	300	392,610
7.40%, 12/01/31	295	393,191
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	200	205,419
5.95%, 03/15/46 (Call 09/15/45)	175	221,858
ConocoPhillips Holding Co., 6.95%, 04/15/29	600	762,172
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	278	271,020
5.00%, 06/15/45 (Call 12/15/44)	250	254,794
5.60%, 07/15/41 (Call 01/15/41)	435	470,703
Ecopetrol SA 5.88%, 05/28/45	450	453,735
7.38%, 09/18/43	375	438,750
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	400	366,600

Security	Par (000)	Value

Oil & Gas (continued)
Encana Corp. 6.50%, 08/15/34	$250	$285,569
6.50%, 02/01/38	350	388,750
6.63%, 08/15/37	80	91,014
7.20%, 11/01/31	100	116,516
8.13%, 09/15/30	50	61,470
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	300	292,965
5.10%, 01/15/36 (Call 07/15/35)	125	134,820
Equinor ASA 3.95%, 05/15/43	225	221,849
4.25%, 11/23/41	275	281,084
4.80%, 11/08/43	275	304,273
5.10%, 08/17/40	150	170,426
Exxon Mobil Corp. 3.57%, 03/06/45 (Call 09/06/44)	250	239,108
4.11%, 03/01/46 (Call 09/01/45)(b)	925	962,975
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(a)	800	918,000
Hess Corp. 5.60%, 02/15/41	475	461,219
5.80%, 04/01/47 (Call 10/01/46)	50	49,849
6.00%, 01/15/40	250	250,993
7.13%, 03/15/33	225	253,526
7.30%, 08/15/31	420	478,820
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)	600	648,600
Kerr-McGee Corp., 7.88%, 09/15/31	14	17,318
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	250	257,192
6.60%, 10/01/37	150	173,035
6.80%, 03/15/32	166	189,695
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)(a)	200	183,165
4.75%, 09/15/44 (Call 03/15/44)	265	253,969
5.00%, 09/15/54 (Call 03/15/54)	240	222,038
5.85%, 12/15/45 (Call 06/15/45)	50	51,254
6.50%, 03/01/41 (Call 09/01/40)	285	329,085
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	300	317,921
Nexen Inc. 5.88%, 03/10/35	250	290,819
6.40%, 05/15/37	250	309,484
7.50%, 07/30/39	385	538,016
7.88%, 03/15/32	160	217,606
Noble Energy Inc. 4.95%, 08/15/47 (Call 02/15/47)(b)	50	46,783
5.05%, 11/15/44 (Call 05/15/44)	285	267,050
5.25%, 11/15/43 (Call 05/15/43)	300	281,950
6.00%, 03/01/41 (Call 09/01/40)	400	415,277
Occidental Petroleum Corp. 4.10%, 02/15/47 (Call 08/15/46)(b)	400	391,482
4.20%, 03/15/48 (Call 09/15/47)	175	175,346
4.40%, 04/15/46 (Call 10/15/45)	275	281,539
4.63%, 06/15/45 (Call 12/15/44)	350	367,846
Pertamina Persero PT 6.45%, 05/30/44(a)	1,400	1,552,250
6.50%, 11/07/48(a)	200	221,959
Petro-Canada 5.35%, 07/15/33	125	133,238
5.95%, 05/15/35	111	124,842
6.80%, 05/15/38	510	628,143

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petroleos del Peru SA 4.75%, 06/19/32(a)	$600	$591,000
5.63%, 06/19/47(a)	200	203,250
Petroleos Mexicanos 5.50%, 06/27/44	700	549,290
5.63%, 01/23/46	865	676,862
6.35%, 02/12/48	50	41,420
6.38%, 01/23/45	1,150	967,150
6.50%, 06/02/41	1,050	910,875
6.63%, 06/15/35	900	814,500
6.63%, 06/15/38	200	176,700
6.75%, 09/21/47	1,880	1,629,960
Petronas Capital Ltd., 4.50%, 03/18/45(a)	400	420,525
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	410	424,083
4.88%, 11/15/44 (Call 05/15/44)	550	572,947
5.88%, 05/01/42(b)	440	510,175
Shell International Finance BV 3.75%, 09/12/46(b)	200	190,812
4.00%, 05/10/46	725	724,206
4.13%, 05/11/35(b)	525	541,879
4.38%, 05/11/45	975	1,025,476
4.55%, 08/12/43	575	615,403
5.50%, 03/25/40	300	358,690
6.38%, 12/15/38	875	1,143,388
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	700	744,579
Sinopec Group Overseas Development 2018 Ltd., 4.60%, 09/12/48(a)	500	521,105
Suncor Energy Inc. 5.95%, 12/01/34	25	28,436
6.50%, 06/15/38	415	500,664
6.85%, 06/01/39(b)	455	570,766
Tosco Corp., 8.13%, 02/15/30	61	82,491
Valero Energy Corp. 4.90%, 03/15/45	275	279,967
6.63%, 06/15/37	520	615,544
7.50%, 04/15/32	395	491,280

		45,947,331

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(b)	400	405,615
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	400	352,929
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	200	191,959
4.75%, 08/01/43 (Call 02/01/43)(b)	350	350,504
4.85%, 11/15/35 (Call 05/15/35)	200	202,596
5.00%, 11/15/45 (Call 05/15/45)	660	678,582
6.70%, 09/15/38	21	25,571
7.45%, 09/15/39	360	472,205
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	425	346,826

		3,026,787

Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	128	138,689
WestRock MWV LLC 7.95%, 02/15/31	101	127,945
8.20%, 01/15/30	175	225,162
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	50	52,519

		544,315

Security	Par (000)	Value

Pharmaceuticals — 5.7%
AbbVie Inc. 4.30%, 05/14/36 (Call 11/14/35)	$315	$287,310
4.40%, 11/06/42	725	643,753
4.45%, 05/14/46 (Call 11/14/45)	575	505,037
4.50%, 05/14/35 (Call 11/14/34)	750	701,255
4.70%, 05/14/45 (Call 11/14/44)	1,100	1,007,653
4.88%, 11/14/48 (Call 05/14/48)(b)	355	333,444
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	60	54,131
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)	550	512,990
4.75%, 03/15/45 (Call 09/15/44)(b)	400	369,196
4.85%, 06/15/44 (Call 12/15/43)(b)	385	355,893
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	200	173,842
4.30%, 12/15/47 (Call 06/15/47)(b)	240	209,310
AstraZeneca PLC 4.00%, 09/18/42	395	362,134
4.38%, 11/16/45	405	391,627
4.38%, 08/17/48 (Call 02/17/48)(b)	295	285,333
6.45%, 09/15/37	705	859,365
Bayer U.S. Finance II LLC 4.20%, 07/15/34 (Call 01/15/34)(a)	350	312,092
4.38%, 12/15/28 (Call 09/15/28)(a)	1,500	1,460,710
4.40%, 07/15/44 (Call 01/15/44)(a)	275	232,201
4.65%, 11/15/43 (Call 05/15/43)(a)	74	64,405
4.70%, 07/15/64 (Call 01/15/64)(a)	200	157,580
4.88%, 06/25/48 (Call 12/25/47)(a)	275	250,490
Bristol-Myers Squibb Co. 3.25%, 08/01/42(b)	49	39,857
4.50%, 03/01/44 (Call 09/01/43)	290	288,318
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)	250	215,800
4.50%, 11/15/44 (Call 05/15/44)	195	167,342
4.60%, 03/15/43	200	175,644
Cigna Corp. 4.80%, 08/15/38 (Call 02/15/38)(a)	600	596,175
4.90%, 12/15/48 (Call 06/15/48)(a)	735	727,049
CVS Health Corp. 4.78%, 03/25/38 (Call 09/25/37)	1,460	1,416,829
4.88%, 07/20/35 (Call 01/20/35)	300	295,826
5.05%, 03/25/48 (Call 09/25/47)	2,495	2,467,077
5.13%, 07/20/45 (Call 01/20/45)	1,010	997,810
5.30%, 12/05/43 (Call 06/05/43)	273	276,076
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	165	156,782
3.95%, 05/15/47 (Call 11/15/46)(b)	230	226,427
3.95%, 03/15/49 (Call 09/15/48)	225	220,311
4.15%, 03/15/59 (Call 09/15/58)	500	487,617
5.55%, 03/15/37(b)	166	195,985
Express Scripts Holding Co. 4.80%, 07/15/46 (Call 01/15/46)	625	614,362
6.13%, 11/15/41	165	185,646
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43(b)	185	187,796
5.38%, 04/15/34	200	230,580
6.38%, 05/15/38	850	1,074,929
Johnson & Johnson 3.40%, 01/15/38 (Call 07/15/37)	100	95,226
3.50%, 01/15/48 (Call 07/15/47)	300	280,872
3.55%, 03/01/36 (Call 09/01/35)	375	364,427

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 03/03/37 (Call 09/03/36)	$405	$395,056
3.70%, 03/01/46 (Call 09/01/45)(b)	500	485,805
3.75%, 03/03/47 (Call 09/03/46)	375	367,445
4.38%, 12/05/33 (Call 06/05/33)	350	375,413
4.50%, 09/01/40	100	108,344
4.50%, 12/05/43 (Call 06/05/43)(b)	200	216,928
4.85%, 05/15/41	186	210,047
4.95%, 05/15/33	311	355,060
5.85%, 07/15/38	100	125,781
5.95%, 08/15/37	400	504,054
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	50	51,271
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	153	157,332
5.90%, 11/01/39	175	208,958
Merck & Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	350	329,414
3.70%, 02/10/45 (Call 08/10/44)(b)	625	594,853
4.15%, 05/18/43	500	511,274
6.55%, 09/15/37	75	98,917
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	30,294
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	375	331,255
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)(b)	300	258,845
Novartis Capital Corp. 3.70%, 09/21/42(b)	200	192,365
4.00%, 11/20/45 (Call 05/20/45)(b)	410	410,652
4.40%, 05/06/44	325	345,906
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	50	40,157
Pfizer Inc. 4.00%, 12/15/36	360	363,410
4.13%, 12/15/46	500	508,676
4.30%, 06/15/43	300	310,544
4.40%, 05/15/44	425	446,436
5.60%, 09/15/40	100	119,228
7.20%, 03/15/39	925	1,305,135
Wyeth LLC 5.95%, 04/01/37	750	925,749
6.00%, 02/15/36	146	179,934
6.50%, 02/01/34	143	184,961
Zoetis Inc. 3.95%, 09/12/47 (Call 03/12/47)	325	294,962
4.45%, 08/20/48 (Call 02/20/48)	25	24,706
4.70%, 02/01/43 (Call 08/01/42)	425	433,344

		33,317,025

Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	800	808,000
Buckeye Partners LP 5.60%, 10/15/44 (Call 04/15/44)	160	147,618
5.85%, 11/15/43 (Call 05/15/43)	140	131,757
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(b)	295	319,966
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	125	107,544
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	200	217,236
7.38%, 10/15/45 (Call 04/15/45)	50	67,365
Series B, 7.50%, 04/15/38	200	260,335
Enbridge Inc. 4.50%, 06/10/44 (Call 12/10/43)	295	288,632
5.50%, 12/01/46 (Call 05/29/46)(b)	170	193,829

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Operating LP 4.90%, 03/15/35 (Call 09/15/34)	$200	$186,474
5.15%, 02/01/43 (Call 08/01/42)	200	183,605
5.15%, 03/15/45 (Call 09/15/44)	250	232,096
5.30%, 04/15/47 (Call 10/15/46)	325	306,425
5.95%, 10/01/43 (Call 04/01/43)	15	15,017
6.05%, 06/01/41 (Call 12/01/40)	50	50,935
6.13%, 12/15/45 (Call 06/15/45)	400	416,915
6.25%, 04/15/49 (Call 10/15/48)	600	643,888
6.50%, 02/01/42 (Call 08/01/41)	285	308,718
6.63%, 10/15/36	180	194,209
7.50%, 07/01/38	290	340,533
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	15	15,522
Enterprise Products Operating LLC 4.25%, 02/15/48 (Call 08/15/47)	300	280,988
4.45%, 02/15/43 (Call 08/15/42)	350	337,961
4.85%, 08/15/42 (Call 02/15/42)	315	321,899
4.85%, 03/15/44 (Call 09/15/43)	600	613,596
4.90%, 05/15/46 (Call 11/15/45)	435	447,325
4.95%, 10/15/54 (Call 04/15/54)	200	200,639
5.10%, 02/15/45 (Call 08/15/44)	425	447,896
5.70%, 02/15/42	265	295,372
5.95%, 02/01/41	285	326,145
6.13%, 10/15/39	250	291,147
7.55%, 04/15/38	150	196,746
Series D, 6.88%, 03/01/33	200	243,930
Series H, 6.65%, 10/15/34	141	172,178
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	275	273,529
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	450	453,937
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	250	235,031
5.00%, 08/15/42 (Call 02/15/42)	375	366,826
5.00%, 03/01/43 (Call 09/01/42)	300	293,207
5.40%, 09/01/44 (Call 03/01/44)	250	255,245
5.50%, 03/01/44 (Call 09/01/43)	305	315,068
5.80%, 03/15/35	300	319,390
6.38%, 03/01/41	230	260,268
6.55%, 09/15/40	100	114,729
6.95%, 01/15/38	400	478,285
7.30%, 08/15/33	36	43,991
7.40%, 03/15/31	118	142,735
7.50%, 11/15/40	95	117,671
7.75%, 03/15/32	100	125,906
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	385	381,173
5.20%, 03/01/48 (Call 09/01/47)	185	187,707
5.30%, 12/01/34 (Call 06/01/34)	315	324,879
5.55%, 06/01/45 (Call 12/01/44)	465	487,965
7.75%, 01/15/32	395	495,970
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	210	191,714
4.25%, 09/15/46 (Call 03/15/46)(b)	200	185,874
4.85%, 02/01/49 (Call 08/01/48)	100	101,562
5.15%, 10/15/43 (Call 04/15/43)	250	258,724
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	745	686,493
4.70%, 04/15/48 (Call 10/15/47)	485	444,691
4.80%, 02/15/29 (Call 11/15/28)	50	51,213
4.90%, 04/15/58 (Call 10/15/57)	60	53,357

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$425	$414,452
5.50%, 02/15/49 (Call 08/15/48)	325	332,233
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	250	240,752
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	225	239,994
6.20%, 09/15/43 (Call 03/15/43)	125	134,089
6.65%, 10/01/36	210	233,180
6.85%, 10/15/37	300	347,543
Phillips 66 Partners LP 4.68%, 02/15/45 (Call 08/15/44)(b)	75	71,317
4.90%, 10/01/46 (Call 04/01/46)	250	247,205
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	90	74,885
4.70%, 06/15/44 (Call 12/15/43)	250	220,655
4.90%, 02/15/45 (Call 08/15/44)	350	321,187
5.15%, 06/01/42 (Call 12/01/41)	60	55,725
6.65%, 01/15/37	225	245,963
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	50	64,392
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	190	185,493
5.95%, 09/25/43 (Call 03/25/43)	150	165,767
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	250	223,254
5.30%, 04/01/44 (Call 10/01/43)	275	257,555
5.35%, 05/15/45 (Call 11/15/44)	100	94,133
5.40%, 10/01/47 (Call 04/01/47)	835	801,178
6.10%, 02/15/42	175	179,086
Texas Eastern Transmission LP, 7.00%, 07/15/32	200	242,590
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	350	356,258
4.75%, 05/15/38 (Call 11/15/37)(b)	100	100,982
4.88%, 05/15/48 (Call 11/15/47)	525	528,793
5.00%, 10/16/43 (Call 04/16/43)	400	403,879
5.60%, 03/31/34	200	219,590
5.85%, 03/15/36	100	110,213
6.10%, 06/01/40	279	323,134
6.20%, 10/15/37	200	229,848
7.25%, 08/15/38	325	413,491
7.63%, 01/15/39	300	395,687
Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/42 (Call 02/01/42)	300	281,907
4.60%, 03/15/48 (Call 09/15/47)	475	452,660
5.40%, 08/15/41 (Call 02/15/41)	151	157,194
Western Midstream Operating LP 5.45%, 04/01/44 (Call 10/01/43)	350	322,294
5.50%, 08/15/48 (Call 02/15/48)	160	150,027
Williams Companies Inc. (The) 4.90%, 01/15/45 (Call 07/15/44)	225	216,587
5.10%, 09/15/45 (Call 03/15/45)	305	302,026
5.40%, 03/04/44 (Call 09/04/43)	175	177,014
5.80%, 11/15/43 (Call 05/15/43)	50	53,237
6.30%, 04/15/40	405	456,555

		28,303,585

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	75	69,282
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	250	242,754

		312,036

Security	Par (000)	Value

Real Estate — 0.0%
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	$100	$100,842

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	425	439,288
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	195	182,144
4.15%, 07/01/47 (Call 01/01/47)	150	147,027
Crown Castle International Corp., 5.20%, 02/15/49 (Call 08/15/48)	85	84,758
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	100	103,266
4.50%, 06/01/45 (Call 12/01/44)	315	325,708
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	97,771
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)	125	109,109
4.50%, 12/01/44 (Call 06/01/44)	197	199,659
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	185,378
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	129	127,923
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	250	228,468
4.45%, 09/01/47 (Call 03/01/47)	190	178,903
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	180	187,893
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	200	190,705
4.65%, 03/15/49 (Call 09/15/48)	150	148,148
Simon Property Group LP 4.25%, 10/01/44 (Call 04/01/44)	14	13,881
4.25%, 11/30/46 (Call 05/30/46)	135	134,299
4.75%, 03/15/42 (Call 09/15/41)(b)	185	196,619
6.75%, 02/01/40 (Call 11/01/39)	295	384,125
Trust F/1401, 6.95%, 01/30/44 (Call 07/30/43)(a)(b)	200	201,975
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)(b)	177	163,918
4.40%, 01/15/29 (Call 10/15/28)	300	305,852
4.88%, 04/15/49 (Call 10/15/48)	65	64,697
5.70%, 09/30/43 (Call 03/30/43)	26	28,787
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)	250	253,935
6.50%, 03/15/41 (Call 09/15/40)	165	194,769
Weyerhaeuser Co., 7.38%, 03/15/32	600	757,102

		5,636,107

Retail — 2.7%
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	95	86,837
Home Depot Inc. (The) 3.50%, 09/15/56 (Call 03/15/56)	345	304,041
3.90%, 06/15/47 (Call 12/15/46)(b)	170	164,033
4.20%, 04/01/43 (Call 10/01/42)	150	151,136
4.25%, 04/01/46 (Call 10/01/45)	500	508,929
4.40%, 03/15/45 (Call 09/15/44)	375	388,693
4.50%, 12/06/48 (Call 06/06/48)	375	396,649
4.88%, 02/15/44 (Call 08/15/43)	450	496,290
5.40%, 09/15/40 (Call 03/15/40)	121	140,798
5.88%, 12/16/36	675	819,425
5.95%, 04/01/41 (Call 10/01/40)	450	556,954
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	160	144,511
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)(b)	475	402,215
4.05%, 05/03/47 (Call 11/03/46)(b)	395	352,761
4.25%, 09/15/44 (Call 03/15/44)	175	161,150

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$285	$264,216
4.65%, 04/15/42 (Call 10/15/41)	225	217,548
Macy’s Retail Holdings Inc . 4.30%, 02/15/43 (Call 08/15/42)	100	73,173
4.50%, 12/15/34 (Call 06/15/34)	22	18,146
5.13%, 01/15/42 (Call 07/15/41)	105	86,731
McDonald’s Corp. 3.63%, 05/01/43	11	9,546
3.70%, 02/15/42	355	315,315
4.45%, 03/01/47 (Call 09/01/46)	180	175,187
4.45%, 09/01/48 (Call 03/01/48)	80	77,828
4.60%, 05/26/45 (Call 11/26/44)	300	296,608
4.70%, 12/09/35 (Call 06/09/35)	195	200,631
4.88%, 07/15/40	6	6,164
4.88%, 12/09/45 (Call 06/09/45)	400	412,465
5.70%, 02/01/39	255	288,422
6.30%, 10/15/37	375	449,219
6.30%, 03/01/38	275	326,807
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	210	179,683
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	150	128,486
4.30%, 06/15/45 (Call 12/10/44)	190	178,695
4.50%, 11/15/48 (Call 05/15/48)	275	265,155
Target Corp. 3.63%, 04/15/46	575	517,220
3.90%, 11/15/47 (Call 05/15/47)	269	253,440
4.00%, 07/01/42	500	484,675
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	125	109,203
Walgreen Co., 4.40%, 09/15/42	250	224,714
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	305	295,248
4.65%, 06/01/46 (Call 12/01/45)	200	186,394
4.80%, 11/18/44 (Call 05/18/44)	315	294,167
Walmart Inc. 3.63%, 12/15/47 (Call 06/15/47)	150	140,488
3.95%, 06/28/38 (Call 12/28/37)	790	792,048
4.00%, 04/11/43 (Call 10/11/42)	435	432,994
4.05%, 06/29/48 (Call 12/29/47)	1,050	1,059,127
4.30%, 04/22/44 (Call 10/22/43)	250	261,278
4.75%, 10/02/43 (Call 04/02/43)	175	190,312
5.00%, 10/25/40	100	113,483
5.25%, 09/01/35	420	490,849
5.63%, 04/01/40	135	163,636
5.63%, 04/15/41	450	548,185
6.20%, 04/15/38	60	76,474
6.50%, 08/15/37(b)	100	130,734

		15,809,116

Semiconductors — 0.8%
Analog Devices Inc. 4.50%, 12/05/36 (Call 06/05/36)	50	47,470
5.30%, 12/15/45 (Call 06/15/45)	135	141,274
Applied Materials Inc. 4.35%, 04/01/47 (Call 10/01/46)(b)	160	160,364
5.10%, 10/01/35 (Call 04/01/35)	200	219,392
5.85%, 06/15/41	320	383,703
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	550	523,355
4.00%, 12/15/32	375	397,742
4.10%, 05/19/46 (Call 11/19/45)	660	659,921
4.10%, 05/11/47 (Call 11/11/46)	175	176,218

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 10/01/41(b)	$100	$111,478
4.90%, 07/29/45 (Call 01/29/45)	60	67,609
KLA-Tencor Corp., 5.65%, 11/01/34 (Call 07/01/34)	125	127,117
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	455	408,164
4.65%, 05/20/35 (Call 11/20/34)	400	391,196
4.80%, 05/20/45 (Call 11/20/44)	410	394,710
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(b)	350	356,877

		4,566,590

Software — 2.8%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	175	155,516
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	250	227,097
Microsoft Corp. 3.45%, 08/08/36 (Call 02/08/36)	725	703,679
3.50%, 02/12/35 (Call 08/12/34)	550	537,956
3.50%, 11/15/42	250	235,709
3.70%, 08/08/46 (Call 02/08/46)	675	658,755
3.75%, 05/01/43 (Call 11/01/42)	250	244,466
3.75%, 02/12/45 (Call 08/12/44)	635	622,967
3.95%, 08/08/56 (Call 02/08/56)	690	677,245
4.00%, 02/12/55 (Call 08/12/54)	725	718,795
4.10%, 02/06/37 (Call 08/06/36)	550	575,244
4.20%, 11/03/35 (Call 05/03/35)	425	449,785
4.45%, 11/03/45 (Call 05/03/45)(b)	925	1,007,171
4.50%, 10/01/40	475	517,003
4.50%, 02/06/57 (Call 08/06/56)	700	767,540
4.75%, 11/03/55 (Call 05/03/55)	285	322,481
4.88%, 12/15/43 (Call 06/15/43)	300	339,491
5.20%, 06/01/39	222	262,111
5.30%, 02/08/41	475	569,219
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(b)	700	742,812
Oracle Corp. 3.25%, 05/15/30 (Call 02/15/30)	350	335,882
3.80%, 11/15/37 (Call 05/15/37)	725	695,192
3.85%, 07/15/36 (Call 01/15/36)	375	363,316
3.90%, 05/15/35 (Call 11/15/34)	525	515,049
4.00%, 07/15/46 (Call 01/15/46)	800	765,121
4.00%, 11/15/47 (Call 05/15/47)	625	595,173
4.13%, 05/15/45 (Call 11/15/44)	555	538,907
4.30%, 07/08/34 (Call 01/08/34)	650	675,729
4.38%, 05/15/55 (Call 11/15/54)	389	387,763
4.50%, 07/08/44 (Call 01/08/44)(b)	325	336,308
5.38%, 07/15/40	550	627,851
6.13%, 07/08/39	325	401,813
6.50%, 04/15/38	90	115,218

		16,688,364

Telecommunications — 7.4%
America Movil SAB de CV 4.38%, 07/16/42	443	442,889
6.13%, 11/15/37	125	148,086
6.13%, 03/30/40	685	828,138
6.38%, 03/01/35	165	198,532
AT&T Inc. 4.30%, 02/15/30 (Call 11/15/29)	1,285	1,261,476
4.30%, 12/15/42 (Call 06/15/42)	535	468,550
4.35%, 06/15/45 (Call 12/15/44)	765	666,372
4.50%, 05/15/35 (Call 11/15/34)	900	847,770
4.50%, 03/09/48 (Call 09/09/47)	1,135	1,008,831

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.55%, 03/09/49 (Call 09/09/48)	$710	$635,219
4.75%, 05/15/46 (Call 11/15/45)(b)	1,175	1,090,866
4.80%, 06/15/44 (Call 12/15/43)	800	750,948
4.85%, 03/01/39 (Call 09/01/38)	100	95,549
4.90%, 08/15/37 (Call 02/14/37)	25	24,109
5.15%, 03/15/42	460	447,902
5.15%, 11/15/46 (Call 05/15/46)	575	561,187
5.15%, 02/15/50 (Call 08/14/49)(b)	1,165	1,128,236
5.25%, 03/01/37 (Call 09/01/36)	1,005	1,012,044
5.30%, 08/15/58 (Call 02/14/58)	500	474,468
5.35%, 09/01/40	650	652,019
5.45%, 03/01/47 (Call 09/01/46)(b)	775	787,648
5.55%, 08/15/41	150	153,589
5.65%, 02/15/47 (Call 08/15/46)	525	545,976
5.70%, 03/01/57 (Call 09/01/56)	335	341,547
6.00%, 08/15/40 (Call 05/15/40)	300	322,330
6.15%, 09/15/34	50	54,675
6.30%, 01/15/38(b)	25	27,884
6.35%, 03/15/40	225	248,020
6.38%, 03/01/41	375	416,032
6.45%, 06/15/34	25	26,641
AT&T Mobility LLC, 7.13%, 12/15/31	25	29,114
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	525	524,799
British Telecommunications PLC, 9.63%, 12/15/30	925	1,292,216
Cisco Systems Inc. 5.50%, 01/15/40	600	733,784
5.90%, 02/15/39	610	779,164
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(a)(b)	275	270,534
8.75%, 06/15/30	1,175	1,575,333
9.25%, 06/01/32	219	312,016
Juniper Networks Inc., 5.95%, 03/15/41	175	168,920
Koninklijke KPN NV, 8.38%, 10/01/30	390	469,645
Motorola Solutions Inc., 5.50%, 09/01/44	230	222,714
Orange SA 5.38%, 01/13/42	200	216,683
5.50%, 02/06/44 (Call 08/06/43)	225	247,486
9.00%, 03/01/31	675	946,701
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	450	434,768
4.50%, 03/15/43 (Call 09/15/42)	150	147,821
5.00%, 03/15/44 (Call 09/15/43)	350	370,771
5.45%, 10/01/43 (Call 04/01/43)	56	61,752
7.50%, 08/15/38	150	197,859
Telefonica Emisiones SAU 4.67%, 03/06/38	250	228,876
4.90%, 03/06/48(b)	400	368,240
5.21%, 03/08/47	525	502,840
5.52%, 03/01/49 (Call 09/01/48)	150	149,775
7.05%, 06/20/36	600	705,896
Telefonica Europe BV, 8.25%, 09/15/30	600	774,776
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(b)	135	135,415
Verizon Communications Inc. 3.85%, 11/01/42 (Call 05/01/42)	475	425,218
4.13%, 08/15/46	525	480,559
4.27%, 01/15/36	900	878,390
4.40%, 11/01/34 (Call 05/01/34)	970	971,794
4.50%, 08/10/33	1,475	1,502,604
4.52%, 09/15/48	1,460	1,427,652
4.67%, 03/15/55	1,450	1,410,186

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$200	$203,003
4.81%, 03/15/39	580	595,062
4.86%, 08/21/46	1,240	1,274,932
5.01%, 04/15/49	1,025	1,072,904
5.01%, 08/21/54	1,600	1,641,270
5.25%, 03/16/37	265	288,476
5.50%, 03/16/47	465	516,882
6.40%, 02/15/38	50	59,424
6.55%, 09/15/43	250	309,102
7.75%, 12/01/30	125	162,141
Vodafone Group PLC 4.38%, 02/19/43	625	536,036
5.00%, 05/30/38(b)	150	142,159
5.25%, 05/30/48	980	933,960
6.15%, 02/27/37	270	289,448
6.25%, 11/30/32	200	223,468
7.88%, 02/15/30	410	509,937

		43,390,038

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)	125	110,018
6.35%, 03/15/40	200	209,173

		319,191

Transportation — 3.2%
Burlington Northern Santa Fe LLC 3.90%, 08/01/46 (Call 02/01/46)	290	279,559
4.05%, 06/15/48 (Call 12/15/47)	300	294,809
4.13%, 06/15/47 (Call 12/15/46)	10	9,930
4.15%, 04/01/45 (Call 10/01/44)	400	401,289
4.38%, 09/01/42 (Call 03/01/42)	260	267,617
4.40%, 03/15/42 (Call 09/15/41)	265	274,234
4.45%, 03/15/43 (Call 09/15/42)	221	229,895
4.55%, 09/01/44 (Call 03/01/44)	300	315,051
4.70%, 09/01/45 (Call 03/01/45)	295	317,926
4.90%, 04/01/44 (Call 10/01/43)	100	110,163
4.95%, 09/15/41 (Call 03/15/41)	114	125,887
5.05%, 03/01/41 (Call 09/01/40)	56	62,099
5.15%, 09/01/43 (Call 03/01/43)	150	169,986
5.40%, 06/01/41 (Call 12/01/40)	250	287,782
5.75%, 05/01/40 (Call 11/01/39)	300	361,062
6.15%, 05/01/37	220	269,919
6.20%, 08/15/36	200	247,180
7.95%, 08/15/30	75	103,399
Canadian National Railway Co. 3.20%, 08/02/46 (Call 02/02/46)	300	263,883
3.65%, 02/03/48 (Call 08/03/47)(b)	250	240,085
4.45%, 01/20/49 (Call 07/20/48)	100	108,968
6.20%, 06/01/36	50	61,964
6.25%, 08/01/34	111	142,326
6.38%, 11/15/37	175	223,673
Cie. de Chemin de Fer Canadien Pacifique 4.80%, 09/15/35 (Call 03/15/35)	197	208,203
4.80%, 08/01/45 (Call 02/01/45)	100	106,176
5.95%, 05/15/37	16	18,794
6.13%, 09/15/15 (Call 03/15/15)	255	296,501
7.13%, 10/15/31	500	636,797
CSX Corp. 3.80%, 11/01/46 (Call 05/01/46)	225	201,951
3.95%, 05/01/50 (Call 11/01/49)	150	135,176

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.10%, 03/15/44 (Call 09/15/43)	$200	$188,653
4.25%, 03/15/29 (Call 12/15/28)	70	72,094
4.25%, 11/01/66 (Call 05/01/66)(b)	300	258,715
4.30%, 03/01/48 (Call 09/01/47)	250	242,028
4.40%, 03/01/43 (Call 09/01/42)	325	317,064
4.50%, 03/15/49 (Call 09/15/48)	95	93,787
4.50%, 08/01/54 (Call 02/01/54)	100	96,909
4.75%, 05/30/42 (Call 11/30/41)	300	307,631
5.50%, 04/15/41 (Call 10/15/40)	120	133,111
6.00%, 10/01/36	250	288,870
6.15%, 05/01/37	100	118,443
6.22%, 04/30/40	205	244,452
FedEx Corp. 3.88%, 08/01/42(b)	150	128,097
3.90%, 02/01/35	300	276,938
4.05%, 02/15/48 (Call 08/15/47)	350	303,305
4.10%, 04/15/43	152	134,046
4.10%, 02/01/45	285	248,452
4.40%, 01/15/47 (Call 07/15/46)	65	59,224
4.55%, 04/01/46 (Call 10/01/45)	400	373,811
4.75%, 11/15/45 (Call 05/15/45)	525	506,282
4.90%, 01/15/34	215	226,189
4.95%, 10/17/48 (Call 04/17/48)(b)	65	64,492
5.10%, 01/15/44(b)	300	302,795
Kansas City Southern 4.30%, 05/15/43 (Call 11/15/42)	100	94,519
4.95%, 08/15/45 (Call 02/15/45)	245	251,537
Norfolk Southern Corp. 3.94%, 11/01/47 (Call 05/01/47)	200	186,733
3.95%, 10/01/42 (Call 04/01/42)	140	131,189
4.05%, 08/15/52 (Call 02/15/52)	480	444,293
4.15%, 02/28/48 (Call 08/28/47)	225	218,088
4.45%, 06/15/45 (Call 12/15/44)	275	275,754
4.65%, 01/15/46 (Call 07/15/45)	95	97,659
4.84%, 10/01/41	450	472,113
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	34,659
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(a)	250	256,980
Union Pacific Corp. 3.35%, 08/15/46 (Call 02/15/46)	150	124,459
3.38%, 02/01/35 (Call 08/01/34)	310	279,945
3.60%, 09/15/37 (Call 03/15/37)	300	272,327
3.88%, 02/01/55 (Call 08/01/54)	225	193,828
4.00%, 04/15/47 (Call 10/15/46)	150	139,002
4.05%, 11/15/45 (Call 05/15/45)	225	210,200
4.05%, 03/01/46 (Call 09/01/45)	250	235,450
4.15%, 01/15/45 (Call 07/15/44)	110	103,242
4.25%, 04/15/43 (Call 10/15/42)	165	157,456
4.30%, 06/15/42 (Call 12/15/41)	150	145,256
4.30%, 03/01/49 (Call 09/01/48)	250	244,766
4.38%, 09/10/38 (Call 03/10/38)	25	24,931
4.38%, 11/15/65 (Call 05/15/65)	96	87,245
4.50%, 09/10/48 (Call 03/10/48)	500	502,006
4.75%, 09/15/41 (Call 03/15/41)	158	161,877
4.80%, 09/10/58 (Call 03/10/58)(b)	85	87,539
4.82%, 02/01/44 (Call 08/01/43)	220	227,507
6.63%, 02/01/29(b)	250	304,454

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	$110	$95,834
3.63%, 10/01/42	105	95,369
4.88%, 11/15/40 (Call 05/15/40)	365	399,516
6.20%, 01/15/38	600	746,381

		19,059,786

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	150	149,364

Water — 0.2%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	200	185,333
4.00%, 12/01/46 (Call 06/01/46)	95	90,623
4.20%, 09/01/48 (Call 03/01/48)	35	34,690
4.30%, 12/01/42 (Call 06/01/42)	16	16,045
4.30%, 09/01/45 (Call 03/01/45)	350	350,144
6.59%, 10/15/37(b)	324	411,550
Veolia Environnement SA, 6.75%, 06/01/38	179	216,646

		1,305,031

Total Corporate Bonds & Notes — 97.2% (Cost: $595,243,915)		572,138,350

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	44,702	44,719,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)	5,363	5,362,954

		50,082,432

Total Short-Term Investments — 8.5% (Cost: $50,066,040)		50,082,432

Total Investments in Securities — 105.7% (Cost: $645,309,955)		622,220,782

Other Assets, Less Liabilities — (5.7)%		(33,332,911)

Net Assets — 100.0%		$588,887,871

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	79,862	(35,160)	44,702	$44,719,478	$166,305(b	)	$1,830		$10,537
BlackRock Cash Funds: Treasury, SL Agency Shares	11,712	(6,349)	5,363	5,362,954	142,855		—		—

				$50,082,432	$309,160		$1,830		$10,537

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Futures contracts	$98,151

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$(1,433,812)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$572,138,350	$—	$572,138,350
Money Market Funds	50,082,432	—	—	50,082,432

	$50,082,432	$572,138,350	$—	$622,220,782

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statement of Assets and Liabilities

February 28, 2019

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$572,138,350
Affiliated(c)	50,082,432
Receivables:
Investments sold	10,432,901
Securities lending income — Affiliated	11,084
Dividends	12,376
Interest	7,593,232

Total assets	640,270,375

LIABILITIES
Collateral on securities loaned, at value	44,696,548
Payables:
Investments purchased	6,658,656
Investment advisory fees	27,300

Total liabilities	51,382,504

NET ASSETS	$588,887,871

NET ASSETS CONSIST OF:
Paid-in capital	$628,936,281
Accumulated loss	(40,048,410)

NET ASSETS	$588,887,871

Shares outstanding	10,200,000

Net asset value	$57.73

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$42,610,052
(b) Investments, at cost — Unaffiliated	$595,243,915
(c) Investments, at cost — Affiliated	$50,066,040

See notes to financial statements.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2019

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$142,855
Interest — Unaffiliated	26,776,991
Securities lending income — Affiliated — net	166,305
Other income — Unaffiliated	13,290

Total investment income	27,099,441

EXPENSES
Investment advisory fees	648,764

Total expenses	648,764

Less:
Investment advisory fees waived	(58,784)

Total expenses after fees waived	589,980

Net investment income	26,509,461

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,400,016)
Investments —Affiliated	1,830
In-kind redemptions — Unaffiliated	(6,876,763)
Futures contracts	98,151

Net realized loss	(15,176,798)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,700,318)
Investments — Affiliated	10,537

Net change in unrealized appreciation (depreciation)	(9,689,781)

Net realized and unrealized loss	(24,866,579)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,642,882

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares
	Long-Term Corporate Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,509,461	$32,634,051
Net realized gain (loss)	(15,176,798)	5,573,251
Net change in unrealized appreciation (depreciation)	(9,689,781)	(997,323)

Net increase in net assets resulting from operations	1,642,882	37,209,979

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(26,801,451)	(32,962,172)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(100,635,843)	(120,323,815)

NET ASSETS(b)
Total decrease in net assets	(125,794,412)	(116,076,008)
Beginning of year	714,682,283	830,758,291

End of year	$588,887,871	$714,682,283

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$60.06	$59.77	$56.51	$62.53	$57.87

Net investment income(a)	2.56	2.48	2.48	2.55	2.59
Net realized and unrealized gain (loss)(b)	(2.31)	0.30	3.25	(6.02)	4.59

Net increase (decrease) from investment operations	0.25	2.78	5.73	(3.47)	7.18

Distributions(c)
From net investment income	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)
From net realized gain	—	—	—	—	—

Total distributions	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)

Net asset value, end of year	$57.73	$60.06	$59.77	$56.51	$62.53

Total Return
Based on net asset value	0.53%	4.65%	10.21%	(5.53)%	12.64%

Ratios to Average Net Assets
Total expenses	0.11%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.10%	0.20%	0.20%	0.20%	0.20%

Net investment income	4.44%	4.05%	4.10%	4.40%	4.28%

Supplemental Data
Net assets, end of year (000)	$588,888	$714,682	$830,758	$785,548	$850,376

Portfolio turnover rate(d)	24%	12%	10%	11%	23%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond(a)	Diversified

(a)	Formerly the iShares 10+ Year Credit Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Long-Term Corporate Bond
Barclays Bank PLC	$2,806,704	$2,806,704		$—	$—
BNP Paribas Prime Brokerage International Ltd.	421,439	421,439		—	—
BNP Paribas Securities Corp.	91,680	91,680		—	—
Citigroup Global Markets Inc.	3,015,111	3,015,111		—	—
Credit Suisse Securities (USA) LLC	3,816,962	3,816,962		—	—
Deutsche Bank Securities Inc.	121,924	121,924		—	—
Goldman Sachs & Co.	6,689,509	6,689,509		—	—
HSBC Securities (USA) Inc.	769,944	769,944		—	—
Jefferies LLC	259,584	259,584		—	—
JPMorgan Securities LLC	9,263,813	9,263,813		—	—
Merrill Lynch, Pierce, Fenner & Smith	302,310	302,310		—	—
Morgan Stanley & Co. LLC	3,759,863	3,759,863		—	—
MUFG Securities Americas Inc.	377,660	377,660		—	—
Nomura Securities International Inc.	621,192	621,192		—	—
Scotia Capital (USA) Inc.	1,193,624	1,193,624		—	—
State Street Bank & Trust Company	1,511,422	1,511,422		—	—
UBS AG	769,702	769,702		—	—
Wells Fargo Securities LLC	6,817,609	6,817,609		—	—

	$42,610,052	$42,610,052		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.20% to 0.06%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Fund paid BTC $56,984 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$173,888	$1,599,283

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements   (continued)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Long-Term Corporate Bond	$1,466,370	$1,523,962	$141,062,511	$137,570,887

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$179,160,233	$281,081,061

8.    INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Long-Term Corporate Bond	$(7,107,222)	$7,107,222

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18

Long-Term Corporate Bond
Ordinary income	$26,801,451	$32,962,172

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total

Long-Term Corporate Bond	$2,285,522	$(18,291,069)		$(24,042,863)		$(40,048,410)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$646,266,283	$2,959,296	$(27,004,797)	$(24,045,501)

9.    PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

Long-Term Corporate Bond
Shares sold	3,300,000	$190,580,512	2,300,000	$141,236,309
Shares redeemed	(5,000,000)	(291,216,355)	(4,300,000)	(261,560,124)

Net decrease	(1,700,000)	$(100,635,843)	(2,000,000)	$(120,323,815)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Long-Term Corporate Bond	$32,962,1721

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Long-Term Corporate Bond	$2,575,074

13.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Long-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Long-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	41

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Long-Term Corporate Bond	$19,771,420

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Long-Term Corporate Bond	$81,252

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Long-Term Corporate Bond(a)	$2.579727	$—	$0.000682	$2.580409	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Long-Term Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.32
Greater than 0.5% and Less than 1.0%	183	14.55
Greater than 0.0% and Less than 0.5%	787	62.56
At NAV	15	1.19
Less than 0.0% and Greater than –0.5%	257	20.43
Less than –0.5% and Greater than –1.0%	11	0.87

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	43

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) ( 2009- 2018); Trustee of Salient MF Trust (4 portfolios) ( 2015- 2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) ( 2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	45

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	47

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

▶	iShares Government/Credit Bond ETF | GBF | NYSE Arca

▶	iShares Agency Bond ETF | AGZ | NYSE Arca

▶	iShares MBS ETF | MBB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government and high-quality corporate bonds, as represented by the Bloomberg Barclays Government/Credit Bond Index, advanced 2.98% during the 12 months ended February 28, 2019 (“reporting period”), compared with the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty also contributed to the decline.

The U.S. Treasury market was influenced by changing expectations for economic growth during the reporting period as well as rapidly rising bond issuance by the U.S. Treasury. U.S. Treasuries, which typically see demand increase amid market volatility, benefited from the sharp decline in stock prices late in 2018. However, the supply of U.S. Treasuries increased dramatically during the reporting period, as the 2017 tax cut led to declining tax revenues and government spending increased, driving expectations for a $1 trillion annual budget deficit in 2019.

In this environment, investment-grade corporate bonds posted positive total returns, but generally underperformed other taxable bond sectors. With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested relatively riskier assets such as stocks and corporate bonds in a flight to quality. That caused the spread, or difference in yield, between corporate and Treasury bonds to widen in late 2018. When yield spreads widen, corporate bonds underperform. Consequently, calendar year 2018 posted the poorest performance for corporate bonds since 2008. Nevertheless, corporate bonds rebounded beginning in 2019 when it became clear that the Fed was going to pause its interest rate increases, and economic conditions were not as bad as feared.

Despite the volatility, credit fundamentals and supply generally benefited corporate bond performance. In the U.S., investment-grade corporate bond supply declined, as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. While record corporate bond issuance in recent years drove the corporate sector’s overall debt level to its highest in more than 30 years, corporate cash reserves have also grown to record highs, partially offsetting the increase in borrowing.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.04%	1.60%	2.84%	3.04%	8.24%	32.27%
Fund Market	3.13	1.58	2.74	3.13	8.17	31.01
Index	3.22	1.78	3.10	3.22	9.25	35.75

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.20	$1.00		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U. S. Government & Agency Obligations	61.7%
Corporate Bonds & Notes	34.0
Foreign Government Obligations	4.2
Municipal Debt Obligations	0.1

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	65.5%
Aa	4.2
A	13.5
Baa	15.4
Ba	0.8
Not Rated	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.76%	2.15%	3.59%	2.76%	11.20%	42.35%
Fund Market	2.82	2.17	3.52	2.82	11.32	41.30
Index	2.98	2.33	3.82	2.98	12.22	45.47

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,017.80	$1.00		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U. S. Government & Agency Obligations	56.2%
Corporate Bonds & Notes	38.7
Foreign Government Obligations	4.2
Municipal Debt Obligations	0.9

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	59.4%
Aa	4.6
A	14.7
Baa	19.4
Ba	1.2
Not Rated	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.86%	1.64%	2.07%	2.86%	8.46%	22.77%
Fund Market	2.80	1.64	2.04	2.80	8.49	22.41
Index	2.88	1.72	2.22	2.88	8.88	24.53

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,018.00	$1.00		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® Agency Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U. S. Government & Agency Obligations	84.9%
Foreign Government Obligations	15.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	1.5%
1-5 Years	73.7
5-10 Years	5.2
10-15 Years	13.0
15-20 Years	6.1
More than 20 Years	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2019	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.53%	2.09%	2.86%	3.53%	10.92%	32.60%
Fund Market	3.36	2.09	2.84	3.36	10.89	32.33
Index	3.58	2.28	3.10	3.58	11.96	35.74

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.70	$0.40		$1,000.00	$1,024.40	$0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® MBS ETF

Portfolio Information

ALLOCATION BY ISSUER

Issuer	Percentage of Total Investments(a)

Federal National Mortgage Association	44.2%
Government National Mortgage Association	28.2
Federal Home Loan Mortgage Corp.	27.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment(a)

5-10 Years	1.2%
10-15 Years	9.5
15-20 Years	4.1
20-25 Years	7.1
25-30 Years	69.6
30-35 Years	8.4
35-40 Years	0.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	$130	$129,737
4.20%, 04/15/24	75	75,660
4.65%, 10/01/28 (Call 07/01/28)	75	75,915
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	75	72,459
3.63%, 05/01/22	400	402,984
3.65%, 11/01/24 (Call 08/01/24)	45	44,512
4.45%, 08/15/20	375	382,459
WPP Finance 2010 3.63%, 09/07/22	50	49,306
3.75%, 09/19/24	195	187,752
4.75%, 11/21/21	175	178,722

		1,599,506

Aerospace & Defense — 0.5%
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	30	29,453
2.25%, 06/15/26 (Call 03/15/26)	160	149,494
2.35%, 10/30/21	25	24,722
2.60%, 10/30/25 (Call 07/30/25)	40	38,750
2.80%, 03/01/23 (Call 02/01/23)	110	109,667
2.80%, 03/01/27 (Call 12/01/26)	115	110,903
2.85%, 10/30/24 (Call 07/30/24)	215	213,433
3.20%, 03/01/29 (Call 12/01/28)	50	49,086
3.25%, 03/01/28 (Call 12/01/27)	170	169,334
Embraer Netherlands Finance BV 5.05%, 06/15/25	350	371,115
5.40%, 02/01/27	365	394,988
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	50	47,716
2.13%, 08/15/26 (Call 05/15/26)	135	124,822
2.25%, 11/15/22 (Call 08/15/22)	175	171,001
2.38%, 11/15/24 (Call 09/15/24)	50	48,017
2.63%, 11/15/27 (Call 08/15/27)	250	235,740
3.00%, 05/11/21	445	446,793
3.38%, 05/15/23 (Call 04/15/23)	165	167,523
3.50%, 05/15/25 (Call 03/15/25)	75	76,301
3.75%, 05/15/28 (Call 02/15/28)	180	184,498
Harris Corp. 3.83%, 04/27/25 (Call 01/27/25)	225	225,538
4.40%, 06/15/28 (Call 03/15/28)	100	102,938
L3 Technologies Inc. 3.85%, 12/15/26 (Call 09/15/26)	220	219,017
4.40%, 06/15/28 (Call 03/15/28)	50	51,380
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	535	531,105
2.90%, 03/01/25 (Call 12/01/24)	225	220,550
3.10%, 01/15/23 (Call 11/15/22)	75	75,167
3.35%, 09/15/21	175	176,997
3.55%, 01/15/26 (Call 10/15/25)	375	381,285
Northrop Grumman Corp. 2.08%, 10/15/20	125	123,321
2.55%, 10/15/22 (Call 09/15/22)	380	373,327
2.93%, 01/15/25 (Call 11/15/24)	320	310,550
3.20%, 02/01/27 (Call 11/01/26)	275	265,083
3.25%, 08/01/23	300	300,621
3.25%, 01/15/28 (Call 10/15/27)	500	478,650
3.50%, 03/15/21	275	278,129

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	$675	$665,381
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	180	177,572
3.20%, 03/15/24 (Call 01/15/24)	185	181,361
3.50%, 03/15/27 (Call 12/15/26)	360	348,124
3.70%, 12/15/23 (Call 09/15/23)	300	301,530
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	65	62,221
3.95%, 06/15/23 (Call 05/15/23)	75	75,665
4.60%, 06/15/28 (Call 03/15/28)	25	24,847
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)	80	77,933
2.30%, 05/04/22 (Call 04/04/22)	275	268,394
2.65%, 11/01/26 (Call 08/01/26)	375	348,307
2.80%, 05/04/24 (Call 03/04/24)	75	72,844
3.10%, 06/01/22	625	623,962
3.13%, 05/04/27 (Call 02/04/27)	495	470,968
3.35%, 08/16/21	125	126,105
3.65%, 08/16/23 (Call 07/16/23)	150	152,349
3.95%, 08/16/25 (Call 06/16/25)	35	35,688
4.13%, 11/16/28 (Call 08/16/28)	250	253,367
4.50%, 04/15/20	150	152,582

		11,696,214

Agriculture — 0.4%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)	300	268,095
2.85%, 08/09/22	350	344,319
3.49%, 02/14/22 (Call 01/14/22)(a)	25	25,172
3.80%, 02/14/24 (Call 01/14/24)	55	55,138
4.00%, 01/31/24	315	318,748
4.40%, 02/14/26 (Call 12/14/25)	25	25,229
4.75%, 05/05/21	350	361,746
4.80%, 02/14/29 (Call 11/14/28)	150	149,699
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	375	353,089
4.48%, 03/01/21	100	103,045
BAT Capital Corp. 2.30%, 08/14/20	250	246,400
2.76%, 08/15/22 (Call 07/15/22)	995	967,598
3.22%, 08/15/24 (Call 06/15/24)	285	273,851
3.56%, 08/15/27 (Call 05/15/27)	725	664,129
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)	200	175,790
3.50%, 11/24/20(a)	120	119,899
3.75%, 09/25/27 (Call 06/25/27)	135	119,457
4.35%, 03/15/24 (Call 02/15/24)	225	222,674
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	295	289,513
2.13%, 05/10/23 (Call 03/10/23)	135	129,321
2.38%, 08/17/22 (Call 07/17/22)	75	73,144
2.50%, 08/22/22	150	146,940
2.63%, 02/18/22 (Call 01/18/22)	115	113,383
2.63%, 03/06/23	250	244,647
2.75%, 02/25/26 (Call 11/25/25)	25	23,589
2.90%, 11/15/21	25	24,873
3.13%, 08/17/27 (Call 05/17/27)	150	143,201
3.25%, 11/10/24	300	298,089
3.38%, 08/11/25 (Call 05/11/25)	240	239,194
3.60%, 11/15/23	200	203,034
4.50%, 03/26/20	250	254,320

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc. 3.25%, 06/12/20	$150	$149,874
4.45%, 06/12/25 (Call 03/12/25)	555	560,184
4.85%, 09/15/23	250	259,797

		7,947,181

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	151	150,158
Series 2013-2, Class A, 4.95%, 07/15/24	128	131,448
Series 2015-1, Class A, 3.38%, 11/01/28	62	60,062
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	19	18,763
Delta Air Lines Inc. 2.60%, 12/04/20	120	118,471
3.40%, 04/19/21	100	99,868
3.63%, 03/15/22 (Call 02/15/22)	300	299,028
3.80%, 04/19/23 (Call 03/19/23)	25	24,884
4.38%, 04/19/28 (Call 01/19/28)	150	144,427
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	21	23,208
Southwest Airlines Co. 2.65%, 11/05/20 (Call 10/05/20)	250	248,550
3.00%, 11/15/26 (Call 08/15/26)	250	236,937
3.45%, 11/16/27 (Call 08/16/27)	50	48,634
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 03/03/28	207	206,178

		1,810,616

Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	475	448,813
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	125	123,818
3.75%, 09/15/25 (Call 07/15/25)	250	251,267
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	101,278

		925,176

Auto Manufacturers — 0.8%
American Honda Finance Corp. 1.65%, 07/12/21	225	218,522
2.30%, 09/09/26	150	138,408
2.45%, 09/24/20	400	397,184
2.60%, 11/16/22	25	24,587
2.65%, 02/12/21	400	398,064
2.90%, 02/16/24	225	221,882
3.38%, 12/10/21	50	50,552
3.45%, 07/14/23	215	217,967
3.50%, 02/15/28	200	200,170
3.55%, 01/12/24	250	254,182
Series A, 2.15%, 03/13/20	275	272,904
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	310	280,922
Ford Motor Credit Co. LLC 2.43%, 06/12/20	450	441,922
2.46%, 03/27/20	400	395,152
2.98%, 08/03/22 (Call 07/03/22)	200	188,596
3.16%, 08/04/20	500	494,510
3.20%, 01/15/21	800	787,736
3.22%, 01/09/22	300	288,222
3.34%, 03/28/22 (Call 02/28/22)	290	278,826
3.81%, 10/12/21	200	197,362
3.81%, 01/09/24 (Call 11/09/23)	260	241,454
4.13%, 08/04/25	750	684,975

Security	Par (000)	Value

Auto Manufacturers (continued)
4.25%, 09/20/22	$400	$392,584
4.39%, 01/08/26	250	228,290
5.09%, 01/07/21	250	254,282
5.88%, 08/02/21	400	413,436
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	30	28,079
5.00%, 10/01/28 (Call 07/01/28)	325	318,601
General Motors Financial Co. Inc. 2.45%, 11/06/20	275	270,454
3.15%, 06/30/22 (Call 05/30/22)	95	93,153
3.20%, 07/13/20 (Call 06/13/20)	150	150,060
3.20%, 07/06/21 (Call 06/06/21)	350	346,332
3.25%, 01/05/23 (Call 12/05/22)	478	466,518
3.45%, 01/14/22 (Call 12/14/21)	175	174,368
3.45%, 04/10/22 (Call 02/10/22)	100	99,400
3.50%, 11/07/24 (Call 09/07/24)	305	288,469
3.55%, 04/09/21	50	50,044
3.70%, 11/24/20 (Call 10/24/20)	518	520,284
3.70%, 05/09/23 (Call 03/09/23)	250	246,092
3.85%, 01/05/28 (Call 10/05/27)	25	22,627
4.00%, 01/15/25 (Call 10/15/24)	400	384,628
4.00%, 10/06/26 (Call 07/06/26)	325	304,047
4.15%, 06/19/23 (Call 05/19/23)	140	140,104
4.20%, 03/01/21 (Call 02/01/21)	550	556,798
4.20%, 11/06/21	500	506,175
4.35%, 04/09/25 (Call 02/09/25)	140	136,875
4.35%, 01/17/27 (Call 10/17/26)	290	275,596
4.38%, 09/25/21	300	305,100
5.10%, 01/17/24 (Call 12/17/23)	430	439,602
5.25%, 03/01/26 (Call 12/01/25)	280	283,814
PACCAR Financial Corp. 2.05%, 11/13/20	35	34,519
2.30%, 08/10/22	150	146,150
2.80%, 03/01/21	125	124,570
3.10%, 05/10/21	50	49,969
3.15%, 08/09/21	185	185,142
3.40%, 08/09/23	25	25,041
Toyota Motor Corp. 3.18%, 07/20/21	100	100,836
3.42%, 07/20/23	200	202,982
3.67%, 07/20/28	45	46,242
Toyota Motor Credit Corp. 1.95%, 04/17/20	50	49,560
2.15%, 03/12/20	500	496,875
2.15%, 09/08/22	375	367,654
2.60%, 01/11/22	200	198,554
2.63%, 01/10/23	225	221,879
2.90%, 04/17/24	150	148,190
2.95%, 04/13/21	100	100,317
3.05%, 01/08/21	160	160,797
3.05%, 01/11/28	150	146,292
3.20%, 01/11/27	325	321,919
3.35%, 01/08/24	250	252,955
3.40%, 09/15/21	275	279,232
3.40%, 04/14/25	150	151,433
3.45%, 09/20/23	275	279,075

		18,460,094

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	300	300,813

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	$25	$24,976
4.35%, 03/15/29 (Call 12/15/28)	50	49,939
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	63,099
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	212	217,298
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	25	25,103
4.15%, 10/01/25 (Call 07/01/25)	250	257,585

		938,813

Banks — 9.9%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	351,631
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	750	737,205
2.55%, 11/23/21	250	246,255
2.63%, 05/19/22	300	294,957
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	400	399,016
Banco Santander SA 3.13%, 02/23/23	200	194,108
3.85%, 04/12/23	200	198,830
4.25%, 04/11/27	200	195,868
4.38%, 04/12/28	200	196,712
5.18%, 11/19/25	400	410,152
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	450	443,983
2.33%, 10/01/21 (Call 10/01/20)(b)(c)	300	296,535
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	75	74,226
2.50%, 10/21/22 (Call 10/21/21)	575	561,942
2.63%, 10/19/20	350	348,337
2.63%, 04/19/21	700	695,499
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	275	272,772
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	550	541,007
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	710	701,097
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	700	691,208
3.09%, 10/01/25 (Call 10/01/24)(b)(c)	260	253,518
3.12%, 01/20/23 (Call 01/20/22)(b)(c)	340	338,511
3.25%, 10/21/27 (Call 10/21/26)	125	119,730
3.30%, 01/11/23	550	552,370
3.37%, 01/23/26 (Call 01/23/25)(b)(c)	250	245,803
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	1,013	977,525
3.50%, 05/17/22 (Call 05/17/21)(b)(c)	25	25,197
3.50%, 04/19/26	500	495,790
3.55%, 03/05/24 (Call 03/05/23)(b)(c)	100	100,495
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	600	586,386
3.71%, 04/24/28 (Call 04/24/27)(b)(c)	800	788,496
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	300	298,530
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	400	406,692
3.88%, 08/01/25	550	560,796
3.97%, 03/05/29 (Call 03/05/28)(b)(c)	500	501,170
3.97%, 02/07/30 (Call 02/07/29)(b)(c)	650	653,120
4.00%, 04/01/24	725	745,619
4.00%, 01/22/25	575	577,018
4.10%, 07/24/23	550	567,253
4.13%, 01/22/24	750	775,627
4.20%, 08/26/24	795	814,692
4.25%, 10/22/26	355	357,226
4.27%, 07/23/29 (Call 07/23/28)(b)(c)	400	410,880
4.45%, 03/03/26	675	688,189
5.63%, 07/01/20	105	108,625
Series L, 2.25%, 04/21/20	835	829,213

Security	Par (000)	Value

Banks (continued)
Series L, 3.95%, 04/21/25	$405	$404,955
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	149,487
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)(c)	250	251,197
Bank of Montreal 1.90%, 08/27/21	690	673,157
2.10%, 06/15/20	525	520,642
2.35%, 09/11/22	700	684,579
2.55%, 11/06/22 (Call 10/06/22)	150	147,035
4.34%, 10/05/28 (Call 10/05/23)(b)(c)	25	25,183
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	575	564,638
2.45%, 11/27/20 (Call 10/27/20)	290	288,179
2.45%, 08/17/26 (Call 05/17/26)	205	192,226
2.50%, 04/15/21 (Call 03/15/21)	430	426,190
2.60%, 08/17/20 (Call 07/17/20)	300	298,932
2.80%, 05/04/26 (Call 02/04/26)	225	216,693
2.95%, 01/29/23 (Call 12/29/22)	105	104,416
3.25%, 09/11/24 (Call 08/11/24)	190	189,761
3.25%, 05/16/27 (Call 02/16/27)	550	543,075
3.40%, 05/15/24 (Call 04/15/24)	275	277,150
3.45%, 08/11/23	100	101,266
3.50%, 04/28/23	100	101,457
3.65%, 02/04/24 (Call 01/05/24)	350	357,094
3.85%, 04/28/28	175	180,938
3.95%, 11/18/25 (Call 10/18/25)	75	77,672
Series G, 3.00%, 02/24/25 (Call 01/24/25)	275	271,488
Bank of Nova Scotia (The) 2.15%, 07/14/20	247	244,545
2.35%, 10/21/20	325	321,968
2.45%, 03/22/21	400	396,064
2.45%, 09/19/22	293	287,269
2.50%, 01/08/21	300	297,663
2.70%, 03/07/22	470	465,676
2.80%, 07/21/21	200	199,160
4.38%, 01/13/21	175	179,443
4.50%, 12/16/25	425	436,203
Bank One Corp., 7.63%, 10/15/26	25	30,558
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)	345	341,519
5.14%, 10/14/20	250	255,957
Barclays PLC 2.88%, 06/08/20	500	500,465
3.20%, 08/10/21	350	346,871
3.65%, 03/16/25	410	395,195
3.68%, 01/10/23 (Call 01/10/22)	325	321,730
4.34%, 05/16/24 (Call 05/16/23)(b)(c)	200	199,794
4.34%, 01/10/28 (Call 01/10/27)	300	290,670
4.38%, 01/12/26	545	540,515
4.97%, 05/16/29 (Call 05/16/28)(b)(c)	300	303,222
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	250	245,250
2.15%, 02/01/21 (Call 01/01/21)	225	221,783
2.63%, 06/29/20 (Call 05/29/20)	125	124,460
2.75%, 04/01/22 (Call 03/01/22)	215	213,564
2.85%, 10/26/24 (Call 09/26/24)	250	244,958
3.20%, 09/03/21 (Call 08/03/21)	150	150,870
3.70%, 06/05/25 (Call 05/05/25)	80	81,670
3.75%, 12/06/23 (Call 11/06/23)	865	887,109
3.95%, 03/22/22 (Call 02/22/22)	175	178,099

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA 3.25%, 03/03/23	$140	$140,762
4.25%, 10/15/24	250	251,382
5.00%, 01/15/21	800	828,888
BPCE SA 2.65%, 02/03/21	250	247,958
2.75%, 12/02/21	250	246,788
3.38%, 12/02/26	250	242,470
4.00%, 04/15/24	250	255,192
Branch Banking & Trust Co. 2.25%, 06/01/20 (Call 05/01/20)	250	248,045
2.63%, 01/15/22 (Call 12/15/21)	250	247,715
2.85%, 04/01/21 (Call 03/01/21)	250	249,238
Canadian Imperial Bank of Commerce 2.10%, 10/05/20	350	345,534
2.55%, 06/16/22	375	370,766
2.70%, 02/02/21	270	268,928
3.50%, 09/13/23	200	202,710
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)	350	340,746
2.95%, 07/23/21 (Call 06/23/21)	400	396,220
Citibank N.A. 2.13%, 10/20/20 (Call 09/20/20)	750	740,122
3.05%, 05/01/20 (Call 04/01/20)	250	249,982
Citigroup Inc. 2.35%, 08/02/21	450	442,107
2.65%, 10/26/20	750	745,567
2.70%, 03/30/21	900	894,267
2.70%, 10/27/22 (Call 09/27/22)	505	496,263
2.75%, 04/25/22 (Call 03/25/22)	550	543,422
2.88%, 07/24/23 (Call 07/24/22)(b)(c)	550	542,003
2.90%, 12/08/21 (Call 11/08/21)	350	348,232
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	260	258,999
3.20%, 10/21/26 (Call 07/21/26)	640	613,779
3.30%, 04/27/25	300	295,914
3.40%, 05/01/26	588	572,771
3.50%, 05/15/23	322	323,095
3.52%, 10/27/28 (Call 10/27/27)(b)(c)	500	483,905
3.67%, 07/24/28 (Call 07/24/27)(b)(c)	450	440,658
3.70%, 01/12/26	525	524,113
3.75%, 06/16/24	100	101,512
3.88%, 10/25/23	300	307,482
3.88%, 03/26/25	300	297,780
3.89%, 01/10/28 (Call 01/10/27)(b)(c)	600	597,474
4.00%, 08/05/24	200	202,324
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	100	102,275
4.05%, 07/30/22	114	116,370
4.08%, 04/23/29 (Call 04/23/28)(b)(c)	500	504,050
4.13%, 07/25/28	245	241,065
4.30%, 11/20/26	75	75,191
4.40%, 06/10/25	475	483,080
4.45%, 09/29/27	170	170,833
4.50%, 01/14/22	775	803,566
4.60%, 03/09/26	505	516,544
5.38%, 08/09/20	125	129,103
5.50%, 09/13/25	425	458,945
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	98,737
2.65%, 05/26/22 (Call 04/26/22)	250	245,060
3.70%, 03/29/23 (Call 02/28/23)	500	505,585

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	$350	$342,772
Comerica Bank, 2.50%, 06/02/20	250	248,028
Comerica Inc. 3.70%, 07/31/23 (Call 06/30/23)	325	329,397
4.00%, 02/01/29 (Call 11/01/28)	100	100,905
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20	250	248,485
2.40%, 11/02/20	365	361,525
2.55%, 03/15/21	250	247,443
Compass Bank 3.50%, 06/11/21 (Call 05/11/21)	250	249,722
3.88%, 04/10/25 (Call 03/10/25)	250	243,028
Cooperatieve Rabobank UA 3.75%, 07/21/26	500	483,315
3.88%, 02/08/22	650	665,229
3.95%, 11/09/22	500	505,140
4.50%, 01/11/21	375	385,354
4.63%, 12/01/23	250	257,665
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21	650	644,000
2.75%, 01/10/22	250	248,218
2.75%, 01/10/23	250	245,533
3.13%, 04/26/21	250	250,352
Credit Suisse AG/New York NY 3.00%, 10/29/21	380	379,282
3.63%, 09/09/24	700	699,839
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/20	275	274,469
3.45%, 04/16/21	345	345,835
3.75%, 03/26/25	390	385,141
3.80%, 09/15/22	450	452,650
3.80%, 06/09/23	500	499,660
4.55%, 04/17/26	500	511,975
Deutsche Bank AG 2.95%, 08/20/20	627	617,545
3.13%, 01/13/21	200	195,214
3.38%, 05/12/21	280	275,338
4.10%, 01/13/26	350	333,438
Deutsche Bank AG/London, 3.70%, 05/30/24	565	538,456
Deutsche Bank AG/New York NY 2.70%, 07/13/20	200	196,542
3.13%, 01/13/21	25	24,462
3.15%, 01/22/21	250	244,650
4.25%, 02/04/21	410	408,897
Series D, 5.00%, 02/14/22	200	201,234
Discover Bank 3.10%, 06/04/20 (Call 05/04/20)	250	249,473
3.35%, 02/06/23 (Call 01/06/23)	250	247,338
3.45%, 07/27/26 (Call 04/27/26)	250	236,378
4.68%, 08/09/28 (Call 08/09/23)(b)(c)	250	248,973
Fifth Third Bancorp. 2.88%, 07/27/20 (Call 06/27/20)	300	299,541
3.50%, 03/15/22 (Call 02/15/22)	30	30,206
3.65%, 01/25/24 (Call 12/25/23)	125	126,328
3.95%, 03/14/28 (Call 02/14/28)	355	357,322
4.30%, 01/16/24 (Call 12/16/23)	250	257,315
Fifth Third Bank/Cincinnati OH 2.25%, 06/14/21 (Call 05/14/21)	500	491,030
3.85%, 03/15/26 (Call 02/15/26)	200	199,414

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 07/28/25 (Call 06/28/25)	$200	$205,266
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	341,425
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	45	45,189
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	280	274,210
2.60%, 04/23/20 (Call 03/23/20)	235	233,943
2.60%, 12/27/20 (Call 12/27/19)	450	446,049
2.63%, 04/25/21 (Call 03/25/21)	440	435,160
2.75%, 09/15/20 (Call 08/15/20)	875	870,782
2.88%, 02/25/21 (Call 01/25/21)	600	597,192
2.88%, 10/31/22 (Call 10/31/21)(b)(c)	700	688,849
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	325	318,289
3.00%, 04/26/22 (Call 04/26/21)	450	446,611
3.20%, 02/23/23 (Call 01/23/23)	80	79,270
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	600	582,144
3.50%, 01/23/25 (Call 10/23/24)	708	696,438
3.50%, 11/16/26 (Call 11/16/25)	625	601,887
3.63%, 01/22/23	350	352,985
3.63%, 02/20/24 (Call 01/20/24)	455	455,532
3.69%, 06/05/28 (Call 06/05/27)(b)(c)	500	484,415
3.75%, 05/22/25 (Call 02/22/25)	600	597,078
3.75%, 02/25/26 (Call 11/25/25)	150	148,089
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	300	291,408
3.85%, 07/08/24 (Call 04/08/24)	500	503,750
3.85%, 01/26/27 (Call 01/26/26)	675	662,553
4.00%, 03/03/24	675	685,834
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	350	350,913
4.25%, 10/21/25	650	654,095
5.25%, 07/27/21	850	889,414
5.38%, 03/15/20	500	511,640
5.75%, 01/24/22	800	854,096
5.95%, 01/15/27	85	93,564
Series D, 6.00%, 06/15/20	125	129,494
HSBC Bank USA N.A., 4.88%, 08/24/20	350	358,757
HSBC Holdings PLC 2.65%, 01/05/22	400	393,816
2.95%, 05/25/21	400	398,160
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	540	535,702
3.40%, 03/08/21	700	703,437
3.60%, 05/25/23	200	200,918
3.90%, 05/25/26	500	497,370
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	200	201,904
4.00%, 03/30/22	500	512,445
4.04%, 03/13/28 (Call 03/13/27)(b)(c)	780	770,437
4.25%, 03/14/24	450	454,968
4.25%, 08/18/25	450	453,933
4.29%, 09/12/26 (Call 09/12/25)(b)(c)	450	455,566
4.30%, 03/08/26	700	713,517
4.38%, 11/23/26	250	251,445
4.58%, 06/19/29 (Call 06/19/28)(b)(c)	405	414,574
5.10%, 04/05/21	625	650,937
HSBC USA Inc. 2.35%, 03/05/20	300	298,239
2.75%, 08/07/20	350	348,677
3.50%, 06/23/24	400	400,164
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	200	195,408
4.00%, 05/15/25 (Call 04/15/25)	360	366,937

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The) 2.40%, 04/01/20 (Call 03/01/20)	$250	$248,485
2.50%, 08/07/22 (Call 07/07/22)	350	342,594
2.88%, 08/20/20 (Call 07/20/20)	250	249,428
3.25%, 05/14/21 (Call 04/14/21)	250	250,710
Industrial & Commercial Bank of China Ltd./New York NY 2.64%, 05/26/21	250	245,055
3.54%, 11/08/27	250	242,295
ING Groep NV 3.95%, 03/29/27	650	639,788
4.10%, 10/02/23	400	405,080
JPMorgan Chase & Co. 2.30%, 08/15/21 (Call 08/15/20)	50	49,100
2.40%, 06/07/21 (Call 05/07/21)	525	517,697
2.55%, 10/29/20 (Call 09/29/20)	700	695,401
2.55%, 03/01/21 (Call 02/01/21)	500	495,410
2.70%, 05/18/23 (Call 03/18/23)	500	491,340
2.75%, 06/23/20 (Call 05/23/20)	635	633,324
2.78%, 04/25/23 (Call 04/25/22)(b)(c)	650	641,959
2.95%, 10/01/26 (Call 07/01/26)	475	454,119
2.97%, 01/15/23 (Call 01/15/22)	500	496,835
3.13%, 01/23/25 (Call 10/23/24)	50	49,209
3.20%, 01/25/23	371	371,441
3.20%, 06/15/26 (Call 03/15/26)	725	704,526
3.22%, 03/01/25 (Call 03/01/24)(b)(c)	670	662,429
3.25%, 09/23/22	900	906,363
3.30%, 04/01/26 (Call 01/01/26)	602	590,141
3.38%, 05/01/23	550	549,411
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	725	705,468
3.54%, 05/01/28 (Call 05/01/27)(b)(c)	375	368,134
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	50	50,242
3.63%, 05/13/24	600	607,422
3.63%, 12/01/27 (Call 12/01/26)	315	304,974
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	550	549,048
3.80%, 07/23/24 (Call 07/23/23)(b)(c)	200	202,974
3.88%, 02/01/24	725	743,458
3.88%, 09/10/24	425	429,883
3.90%, 07/15/25 (Call 04/15/25)	550	562,573
3.96%, 01/29/27 (Call 01/29/26)(b)(c)	445	451,395
4.01%, 04/23/29 (Call 04/23/28)(b)(c)	660	666,818
4.02%, 12/05/24 (Call 12/05/23)(b)(c)	200	204,830
4.13%, 12/15/26	525	530,843
4.20%, 07/23/29 (Call 07/23/28)(b)(c)	200	205,022
4.25%, 10/15/20	600	611,484
4.35%, 08/15/21	600	618,486
4.40%, 07/22/20	275	280,170
4.45%, 12/05/29 (Call 12/05/28)(b)(c)	250	261,855
4.50%, 01/24/22	800	832,112
4.63%, 05/10/21	650	671,417
4.95%, 03/25/20	340	347,205
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	250	243,168
2.40%, 06/09/22	250	244,310
2.50%, 11/22/21	410	403,838
KeyCorp. 2.90%, 09/15/20	625	624,387
4.10%, 04/30/28	300	304,911
4.15%, 10/29/25	120	124,043
5.10%, 03/24/21	400	415,804

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KfW 1.50%, 04/20/20	$1,050	$1,036,833
1.63%, 05/29/20	815	805,122
1.63%, 03/15/21	2,100	2,058,609
1.75%, 03/31/20	125	123,853
1.75%, 09/15/21	300	293,811
1.88%, 06/30/20	1,125	1,113,975
1.88%, 11/30/20	500	493,700
1.88%, 12/15/20	150	148,031
2.00%, 09/29/22	75	73,436
2.00%, 10/04/22	500	489,495
2.00%, 05/02/25	1,050	1,008,210
2.13%, 03/07/22	1,105	1,090,060
2.13%, 06/15/22	1,125	1,108,294
2.13%, 01/17/23	425	417,409
2.38%, 12/29/22	1,096	1,086,826
2.50%, 11/20/24	1,600	1,585,312
2.63%, 04/12/21	1,050	1,050,105
2.63%, 01/25/22	925	925,703
2.75%, 09/08/20	275	275,500
2.75%, 10/01/20	1,275	1,277,308
2.88%, 04/03/28	420	420,941
3.13%, 12/15/21	500	507,095
Korea Development Bank (The) 2.00%, 09/12/26	200	179,646
2.25%, 05/18/20	200	198,258
3.00%, 09/14/22	300	299,313
3.00%, 01/13/26	200	193,370
4.63%, 11/16/21	300	312,237
Landwirtschaftliche Rentenbank 1.75%, 07/27/26	50	46,537
2.00%, 01/13/25	675	649,357
2.25%, 10/01/21	500	495,490
2.38%, 06/10/25	575	563,241
Series 36, 2.00%, 12/06/21	150	147,570
Series 37, 2.50%, 11/15/27(a)	200	194,302
Lloyds Bank PLC 2.40%, 03/17/20	250	247,918
2.70%, 08/17/20	650	646,581
3.30%, 05/07/21	200	200,212
6.38%, 01/21/21	175	185,196
Lloyds Banking Group PLC 3.00%, 01/11/22	250	246,325
3.10%, 07/06/21	200	198,494
3.57%, 11/07/28 (Call 11/07/27)(b)(c)	250	234,978
3.75%, 01/11/27	500	482,065
4.05%, 08/16/23	200	201,468
4.38%, 03/22/28	200	200,062
4.45%, 05/08/25	200	204,368
4.50%, 11/04/24	400	397,804
4.55%, 08/16/28	200	203,020
4.58%, 12/10/25	250	246,750
4.65%, 03/24/26	400	393,888
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	130	132,126
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	300	294,717
2.63%, 01/25/21 (Call 12/25/20)	250	248,253
2.90%, 02/06/25 (Call 01/06/25)	250	244,630

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	$550	$536,101
2.67%, 07/25/22	380	372,210
2.76%, 09/13/26	250	235,548
2.95%, 03/01/21	460	458,119
3.29%, 07/25/27	25	24,337
3.41%, 03/07/24	350	349,538
3.46%, 03/02/23	100	100,256
3.68%, 02/22/27	150	150,266
3.74%, 03/07/29	350	350,308
3.76%, 07/26/23	250	253,685
3.78%, 03/02/25	274	278,154
3.85%, 03/01/26	675	684,727
3.96%, 03/02/28	125	127,603
4.05%, 09/11/28(a)	275	283,506
Mizuho Financial Group Inc. 2.27%, 09/13/21	475	463,267
2.60%, 09/11/22	250	243,708
3.17%, 09/11/27	250	242,008
3.55%, 03/05/23	250	251,275
3.66%, 02/28/27	255	255,309
3.92%, 09/11/24 (Call 09/11/23)(b)(c)	200	203,542
4.02%, 03/05/28	250	256,692
Morgan Stanley 2.50%, 04/21/21	690	681,403
2.63%, 11/17/21	405	399,334
2.75%, 05/19/22	550	542,190
2.80%, 06/16/20	308	307,128
3.13%, 01/23/23	585	580,554
3.13%, 07/27/26	925	882,774
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	500	485,850
3.63%, 01/20/27	500	490,945
3.70%, 10/23/24	725	728,349
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	365	368,457
3.75%, 02/25/23	175	177,588
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	150	147,729
3.88%, 01/27/26	715	717,102
3.95%, 04/23/27	420	410,042
4.00%, 07/23/25	950	965,247
4.10%, 05/22/23	225	228,668
4.35%, 09/08/26	625	627,481
4.43%, 01/23/30 (Call 01/23/29)(b)(c)	250	258,415
4.88%, 11/01/22	600	628,158
5.00%, 11/24/25	75	78,824
5.50%, 07/24/20	500	516,475
5.50%, 07/28/21	710	747,978
5.75%, 01/25/21	500	523,880
Series F, 3.88%, 04/29/24	794	805,886
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	280	270,570
National Australia Bank Ltd./New York 1.88%, 07/12/21	50	48,581
2.50%, 05/22/22	400	391,580
2.50%, 07/12/26	275	254,584
2.63%, 07/23/20	500	498,035
2.63%, 01/14/21	250	248,355
2.80%, 01/10/22	250	247,615
3.38%, 01/14/26	250	245,690
3.63%, 06/20/23	250	253,087
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	247,288

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp. 3.38%, 08/23/21	$350	$353,853
3.45%, 11/04/20	138	139,620
3.95%, 10/30/25	165	171,093
Oesterreichische Kontrollbank AG 1.50%, 10/21/20	800	785,304
1.88%, 01/20/21	300	295,782
2.38%, 10/01/21(a)	200	198,744
2.88%, 03/13/23	150	151,250
PNC Bank N.A. 2.15%, 04/29/21 (Call 03/30/21)	250	245,278
2.30%, 06/01/20 (Call 05/02/20)	250	248,098
2.45%, 11/05/20 (Call 10/06/20)	250	247,813
2.50%, 01/22/21 (Call 12/23/20)	250	247,588
2.60%, 07/21/20 (Call 06/21/20)	250	248,815
2.70%, 11/01/22 (Call 10/01/22)	300	294,108
3.25%, 06/01/25 (Call 05/02/25)	250	248,668
4.20%, 11/01/25 (Call 10/02/25)	500	519,630
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	150	146,063
3.30%, 03/08/22 (Call 02/06/22)	400	401,840
3.50%, 01/23/24 (Call 12/23/23)	50	50,533
3.90%, 04/29/24 (Call 03/29/24)	375	381,619
4.38%, 08/11/20	400	408,004
RBC USA Holdco Corp., 5.25%, 09/15/20	300	309,045
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	50	49,037
3.20%, 02/08/21 (Call 01/08/21)	300	300,666
3.80%, 08/14/23 (Call 07/14/23)	500	505,735
Royal Bank of Canada 2.13%, 03/02/20	200	198,662
2.15%, 03/06/20	225	223,614
2.35%, 10/30/20	694	687,879
3.20%, 04/30/21	650	653,815
3.70%, 10/05/23	220	223,916
4.65%, 01/27/26	445	466,689
Royal Bank of Scotland Group PLC 3.88%, 09/12/23	550	546,089
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	365	367,734
4.80%, 04/05/26	450	457,285
4.89%, 05/18/29 (Call 05/18/28)(b)(c)	350	354,515
5.08%, 01/27/30 (Call 01/27/29)(b)(c)	600	615,816
6.00%, 12/19/23	250	262,825
Santander Holdings USA Inc. 2.65%, 04/17/20 (Call 03/17/20)	175	173,721
3.40%, 01/18/23 (Call 12/18/22)	50	49,149
3.70%, 03/28/22 (Call 02/28/22)	150	149,559
4.40%, 07/13/27 (Call 04/14/27)	270	263,679
4.45%, 12/03/21 (Call 11/03/21)	100	102,084
4.50%, 07/17/25 (Call 04/17/25)	445	451,880
Santander UK Group Holdings PLC 2.88%, 10/16/20	265	263,513
2.88%, 08/05/21	250	246,198
3.13%, 01/08/21	370	368,120
3.57%, 01/10/23 (Call 01/10/22)	100	98,704
3.82%, 11/03/28 (Call 11/03/27)(b)(c)	200	188,610
Santander UK PLC 2.13%, 11/03/20	200	196,386
2.38%, 03/16/20	400	397,124
3.40%, 06/01/21	250	250,410

Security	Par (000)	Value

Banks (continued)
3.75%, 11/15/21	$200	$202,304
4.00%, 03/13/24	300	311,052
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21	500	483,945
2.30%, 03/11/20	500	496,695
State Street Corp. 1.95%, 05/19/21	295	288,867
2.65%, 05/19/26	345	330,448
3.30%, 12/16/24	100	101,198
3.55%, 08/18/25	400	409,176
3.70%, 11/20/23	325	334,201
3.78%, 12/03/24 (Call 12/03/23)(b)(c)	30	30,740
4.38%, 03/07/21	300	308,919
Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	500	495,100
3.65%, 07/23/25	250	251,910
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21	80	77,965
2.63%, 07/14/26	50	46,938
2.78%, 10/18/22	330	323,944
2.85%, 01/11/22	250	247,243
2.93%, 03/09/21	375	373,309
3.01%, 10/19/26	250	239,870
3.10%, 01/17/23	275	272,522
3.35%, 10/18/27	535	523,091
3.36%, 07/12/27	250	244,598
3.45%, 01/11/27	600	592,896
3.54%, 01/17/28	135	134,087
3.75%, 07/19/23	200	202,854
3.78%, 03/09/26	535	540,762
3.94%, 10/16/23	250	255,832
4.31%, 10/16/28(a)	250	262,732
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	225	220,410
2.75%, 05/01/23 (Call 04/01/23)	200	195,966
3.00%, 02/02/23 (Call 01/02/23)	150	149,102
3.30%, 05/15/26 (Call 04/15/26)	250	243,635
3.50%, 08/02/22 (Call 08/02/21)(b)(c)	50	50,293
3.69%, 08/02/24 (Call 08/02/23)(b)(c)	200	202,442
4.05%, 11/03/25 (Call 09/03/25)	50	51,887
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)	300	296,808
2.90%, 03/03/21 (Call 02/03/21)	440	438,772
4.00%, 05/01/25 (Call 03/01/25)	175	180,472
SVB Financial Group, 3.50%, 01/29/25	260	251,852
Svenska Handelsbanken AB 1.88%, 09/07/21	250	243,173
2.40%, 10/01/20	375	371,869
2.45%, 03/30/21	250	247,143
3.35%, 05/24/21	250	251,565
3.90%, 11/20/23	500	514,480
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	250,792
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	140	135,071
Toronto-Dominion Bank (The) 1.80%, 07/13/21	525	511,413
2.13%, 04/07/21	700	688,597
2.50%, 12/14/20	425	422,004
2.55%, 01/25/21	325	322,858
3.00%, 06/11/20	250	250,495
3.15%, 09/17/20	400	401,484

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 06/11/21	$200	$201,304
3.50%, 07/19/23	100	101,682
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)	250	247,833
2.95%, 07/15/22 (Call 06/15/22)	486	483,818
3.10%, 04/27/26 (Call 03/27/26)	285	279,115
3.60%, 09/11/24 (Call 08/11/24)	275	279,504
3.70%, 01/30/24 (Call 12/29/23)	175	180,115
3.90%, 04/26/28 (Call 03/24/28)	200	208,492
3.95%, 11/17/25 (Call 10/17/25)	250	259,942
4.13%, 05/24/21 (Call 04/23/21)	575	589,254
Series V, 2.38%, 07/22/26 (Call 06/22/26)	315	295,662
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	163,499
Series X, 3.15%, 04/27/27 (Call 03/27/27)	425	418,735
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)	250	244,408
2.85%, 01/23/23 (Call 12/23/22)	350	347,350
3.10%, 05/21/21 (Call 05/21/20)(b)(c)	300	300,219
3.45%, 11/16/21 (Call 10/15/21)	250	253,107
UBS AG/Stamford CT, 2.35%, 03/26/20	500	497,425
Wells Fargo & Co. 2.10%, 07/26/21	875	856,371
2.50%, 03/04/21	1,140	1,128,304
2.55%, 12/07/20	660	654,766
2.60%, 07/22/20	649	645,891
3.00%, 02/19/25	700	680,876
3.00%, 04/22/26	670	642,048
3.00%, 10/23/26	825	787,256
3.07%, 01/24/23 (Call 01/24/22)	275	273,251
3.30%, 09/09/24	575	572,315
3.50%, 03/08/22	700	707,077
3.55%, 09/29/25	775	774,868
3.58%, 05/22/28 (Call 05/22/27)(b)(c)	510	503,339
3.75%, 01/24/24 (Call 12/24/23)	340	346,283
4.10%, 06/03/26	685	690,055
4.13%, 08/15/23	50	51,436
4.15%, 01/24/29 (Call 10/24/28)	280	286,535
4.30%, 07/22/27	574	585,095
4.48%, 01/16/24	300	312,006
4.60%, 04/01/21	475	490,328
Series M, 3.45%, 02/13/23	475	475,974
Wells Fargo Bank N.A. 2.60%, 01/15/21	250	248,190
3.63%, 10/22/21 (Call 09/21/21)	250	252,937
Westpac Banking Corp. 2.00%, 08/19/21	300	292,530
2.10%, 05/13/21	455	445,864
2.15%, 03/06/20	275	273,152
2.30%, 05/26/20	100	99,268
2.50%, 06/28/22	300	293,904
2.60%, 11/23/20	400	397,456
2.65%, 01/25/21	300	298,080
2.70%, 08/19/26	475	446,875
2.75%, 01/11/23	250	245,633
2.80%, 01/11/22	200	198,600
2.85%, 05/13/26	510	485,505
3.05%, 05/15/20	250	250,395
3.35%, 03/08/27	420	412,091

Security	Par (000)	Value

Banks (continued)
3.40%, 01/25/28	$165	$163,749
3.65%, 05/15/23	275	278,985

		218,106,833

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(d)	700	691,271
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	1,450	1,460,599
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	775	772,024
4.75%, 01/23/29 (Call 10/23/28)	250	260,970
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	148,182
Coca-Cola Co. (The) 1.55%, 09/01/21	400	389,144
1.88%, 10/27/20	300	296,013
2.25%, 09/01/26	215	199,542
2.45%, 11/01/20	200	199,372
2.50%, 04/01/23	25	24,782
2.55%, 06/01/26	150	143,732
2.88%, 10/27/25	350	346,080
2.90%, 05/25/27	225	217,928
3.15%, 11/15/20	344	346,491
3.20%, 11/01/23	345	351,407
3.30%, 09/01/21	255	258,636
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	124,950
Constellation Brands Inc. 2.70%, 05/09/22 (Call 04/09/22)	300	293,604
3.20%, 02/15/23 (Call 01/15/23)	225	222,692
3.60%, 02/15/28 (Call 11/15/27)	75	71,344
3.70%, 12/06/26 (Call 09/06/26)	565	548,536
4.25%, 05/01/23	100	102,889
4.40%, 11/15/25 (Call 09/15/25)	100	102,684
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	150	147,881
3.50%, 09/18/23 (Call 08/18/23)	200	203,660
3.88%, 05/18/28 (Call 02/18/28)	200	205,270
Diageo Investment Corp., 2.88%, 05/11/22	325	324,584
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	280	248,475
3.13%, 12/15/23 (Call 10/15/23)	275	267,965
3.55%, 05/25/21(d)	290	291,398
4.06%, 05/25/23 (Call 04/25/23)(d)	180	182,104
4.42%, 05/25/25 (Call 03/25/25)(d)	325	330,967
4.60%, 05/25/28 (Call 02/25/28)(d)	410	413,870
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	450	438,151
3.00%, 07/15/26 (Call 04/15/26)	415	381,750
PepsiCo Inc. 2.15%, 10/14/20 (Call 09/14/20)	500	496,015
2.25%, 05/02/22 (Call 04/02/22)	400	393,672
2.38%, 10/06/26 (Call 07/06/26)	390	365,438
2.75%, 03/05/22	550	550,506
2.75%, 03/01/23	20	19,999
2.75%, 04/30/25 (Call 01/30/25)	200	196,994
2.85%, 02/24/26 (Call 11/24/25)	350	340,658
3.00%, 08/25/21	201	202,451
3.10%, 07/17/22 (Call 05/17/22)	50	50,529

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.13%, 11/01/20	$200	$201,400
3.60%, 03/01/24 (Call 12/01/23)	500	516,655

		14,343,264

Biotechnology — 0.5%
Amgen Inc. 1.85%, 08/19/21 (Call 07/19/21)	180	175,055
2.13%, 05/01/20 (Call 04/01/20)	300	297,234
2.20%, 05/11/20	100	99,129
2.60%, 08/19/26 (Call 05/19/26)	365	338,100
2.65%, 05/11/22 (Call 04/11/22)	402	396,436
3.13%, 05/01/25 (Call 02/01/25)	25	24,500
3.45%, 10/01/20	135	136,018
3.63%, 05/22/24 (Call 02/22/24)	500	507,280
3.88%, 11/15/21 (Call 08/15/21)	400	407,260
4.10%, 06/15/21 (Call 03/15/21)	300	306,084
4.50%, 03/15/20	200	203,180
Baxalta Inc. 2.88%, 06/23/20 (Call 05/23/20)	140	139,303
4.00%, 06/23/25 (Call 03/23/25)	320	318,979
Biogen Inc. 2.90%, 09/15/20	680	679,476
3.63%, 09/15/22	75	76,171
4.05%, 09/15/25 (Call 06/15/25)	425	432,123
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	169,204
Celgene Corp. 2.25%, 08/15/21	200	195,288
2.88%, 08/15/20	250	249,493
3.25%, 08/15/22	260	258,999
3.25%, 02/20/23 (Call 01/20/23)	25	24,818
3.45%, 11/15/27 (Call 08/15/27)	50	47,543
3.55%, 08/15/22	225	226,510
3.63%, 05/15/24 (Call 02/15/24)	425	424,061
3.88%, 08/15/25 (Call 05/15/25)	565	566,401
3.90%, 02/20/28 (Call 11/20/27)	400	392,296
3.95%, 10/15/20	245	248,300
4.00%, 08/15/23	350	359,034
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	170	164,883
2.55%, 09/01/20	900	897,057
2.95%, 03/01/27 (Call 12/01/26)	195	184,495
3.25%, 09/01/22 (Call 07/01/22)	205	206,201
3.50%, 02/01/25 (Call 11/01/24)	525	525,346
3.65%, 03/01/26 (Call 12/01/25)	675	673,198
3.70%, 04/01/24 (Call 01/01/24)	474	482,613
4.50%, 04/01/21 (Call 01/01/21)	100	102,647

		10,934,715

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	100	99,547
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(e)	25	24,695
3.75%, 12/01/21 (Call 09/01/21)	200	201,908
3.90%, 02/14/26 (Call 11/14/25)	100	99,256
4.25%, 03/01/21	36	36,662
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	76,852
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	250	234,687

Security	Par (000)	Value

Building Materials (continued)
Masco Corp. 3.50%, 04/01/21 (Call 03/01/21)	$50	$49,925
4.38%, 04/01/26 (Call 01/01/26)	115	114,618
4.45%, 04/01/25 (Call 01/01/25)	200	202,544
Owens Corning 4.20%, 12/15/22 (Call 09/15/22)	300	302,907
4.20%, 12/01/24 (Call 09/01/24)	150	148,808

		1,592,409

Chemicals — 0.5%
Air Products & Chemicals Inc., 3.35%, 07/31/2 (Call 04/30/24)	250	252,987
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	150	152,255
Cabot Corp., 3.70%, 07/15/22	130	130,074
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	85	87,016
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	420	417,220
3.50%, 10/01/24 (Call 07/01/24)	350	349,671
4.13%, 11/15/21 (Call 08/15/21)	145	148,458
4.25%, 11/15/20 (Call 08/15/20)	845	859,145
4.55%, 11/30/25 (Call 09/30/25)(d)	250	258,390
4.80%, 11/30/28 (Call 08/30/28)(d)	75	77,759
DowDuPont Inc. 4.21%, 11/15/23 (Call 10/15/23)	200	206,338
4.49%, 11/15/25 (Call 09/15/25)	150	156,567
4.73%, 11/15/28 (Call 08/15/28)	200	209,282
Eastman Chemical Co. 3.50%, 12/01/21	50	50,348
3.60%, 08/15/22 (Call 05/15/22)	345	347,746
3.80%, 03/15/25 (Call 12/15/24)	550	545,352
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	90	90,535
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	35	34,516
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	25,616
LYB International Finance BV, 4.00%, 07/15/23	100	100,794
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	165	154,519
LyondellBasell Industries NV 5.75%, 04/15/24 (Call 01/15/24)	250	268,222
6.00%, 11/15/21 (Call 08/17/21)	225	238,210
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	193,656
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	25	24,775
3.75%, 11/15/21 (Call 08/15/21)	250	251,007
4.05%, 11/15/27 (Call 08/15/27)	185	180,501
4.25%, 11/15/23 (Call 08/15/23)	200	205,922
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	150	141,002
3.15%, 10/01/22 (Call 07/01/22)	250	246,637
3.50%, 06/01/23 (Call 03/01/23)	125	123,810
3.63%, 03/15/24 (Call 12/15/23)	150	148,538
4.00%, 12/15/26 (Call 09/15/26)	250	244,357
PPG Industries Inc. 3.20%, 03/15/23 (Call 02/15/23)	75	74,429
3.60%, 11/15/20	300	302,751
3.75%, 03/15/28 (Call 12/15/27)(a)	150	147,849
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	200	195,180
2.25%, 09/24/20	50	49,599
2.65%, 02/05/25 (Call 11/05/24)	70	67,718

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.70%, 02/21/23 (Call 11/21/22)	$175	$172,982
3.00%, 09/01/21	100	100,405
3.20%, 01/30/26 (Call 10/30/25)(a)	150	149,174
4.05%, 03/15/21	200	204,528
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	100	94,595
4.55%, 03/01/29 (Call 12/01/28)	100	99,385
SASOL Financing USA LLC 5.88%, 03/27/24 (Call 02/27/24)	250	258,955
6.50%, 09/27/28 (Call 06/27/28)	200	211,030
Sherwin-Williams Co. (The) 2.25%, 05/15/20	200	198,060
2.75%, 06/01/22 (Call 05/01/22)	410	403,219
3.13%, 06/01/24 (Call 04/01/24)	100	97,464
3.45%, 06/01/27 (Call 03/01/27)	275	261,770
4.20%, 01/15/22 (Call 10/15/21)	275	281,105
Syngenta Finance NV, 3.13%, 03/28/22	225	219,226
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	300	283,587

		10,794,236

Commercial Services — 0.3%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)	540	536,549
3.38%, 09/15/25 (Call 06/15/25)	190	193,804
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	325	328,295
5.25%, 10/01/25 (Call 07/01/25)	150	151,905
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	250	244,002
2.70%, 11/01/26 (Call 08/01/26)	250	237,870
3.25%, 01/14/23 (Call 11/14/22)	315	316,843
3.25%, 12/01/27 (Call 09/01/27)	50	48,901
4.35%, 12/08/21	300	311,004
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	50	48,524
3.30%, 12/15/22 (Call 09/15/22)	200	197,480
3.95%, 06/15/23 (Call 05/15/23)	50	50,213
IHS Markit Ltd. 4.13%, 08/01/23 (Call 07/01/23)	175	175,684
4.75%, 08/01/28 (Call 05/01/28)	25	25,346
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	265	256,862
4.50%, 09/01/22 (Call 06/01/22)	50	51,821
4.88%, 02/15/24 (Call 11/15/23)	200	211,490
5.50%, 09/01/20	270	279,644
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	300	299,199
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	620	589,335
3.30%, 08/14/20 (Call 07/14/20)	185	185,681
4.00%, 06/15/25 (Call 03/15/25)	25	25,810
Total System Services Inc. 4.00%, 06/01/23 (Call 05/01/23)	50	50,308
4.80%, 04/01/26 (Call 01/01/26)	165	169,178
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	300	304,044
5.80%, 05/01/21	105	110,171

		5,399,963

Security	Par (000)	Value

Computers — 0.9%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	$515	$501,419
2.00%, 11/13/20	600	593,718
2.15%, 02/09/22	700	688,674
2.25%, 02/23/21 (Call 01/23/21)	705	699,050
2.30%, 05/11/22 (Call 04/11/22)	500	493,175
2.40%, 01/13/23 (Call 12/13/22)	250	246,142
2.40%, 05/03/23	440	431,820
2.45%, 08/04/26 (Call 05/04/26)	130	123,139
2.50%, 02/09/22 (Call 01/09/22)	390	387,457
2.50%, 02/09/25	185	179,023
2.70%, 05/13/22	725	723,347
2.75%, 01/13/25 (Call 11/13/24)	340	333,659
2.85%, 05/06/21	650	651,787
2.85%, 02/23/23 (Call 12/23/22)	700	701,071
2.85%, 05/11/24 (Call 03/11/24)	50	49,659
2.90%, 09/12/27 (Call 06/12/27)	1,025	989,627
3.00%, 02/09/24 (Call 12/09/23)	5	5,007
3.20%, 05/13/25	600	602,634
3.20%, 05/11/27 (Call 02/11/27)	495	489,124
3.25%, 02/23/26 (Call 11/23/25)	760	760,692
3.35%, 02/09/27 (Call 11/09/26)	380	379,897
3.45%, 05/06/24	727	742,805
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(d)	1,000	1,016,200
5.45%, 06/15/23 (Call 04/15/23)(d)	825	866,242
6.02%, 06/15/26 (Call 03/15/26)(d)	820	870,266
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	225	224,557
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	1,000	1,005,850
4.40%, 10/15/22 (Call 08/15/22)	340	351,886
4.90%, 10/15/25 (Call 07/15/25)	420	436,976
HP Inc. 4.05%, 09/15/22	164	167,287
4.30%, 06/01/21	75	76,713
4.65%, 12/09/21	50	51,842
IBM Credit LLC 1.80%, 01/20/21	100	97,919
2.65%, 02/05/21	300	298,467
3.00%, 02/06/23	100	99,441
3.45%, 11/30/20	600	605,514
3.60%, 11/30/21	100	101,652
International Business Machines Corp. 1.63%, 05/15/20	350	345,226
1.88%, 08/01/22	300	288,819
2.88%, 11/09/22	350	347,658
2.90%, 11/01/21	350	348,796
3.38%, 08/01/23	400	402,828
3.45%, 02/19/26	250	250,360
3.63%, 02/12/24	400	407,572
7.00%, 10/30/25	100	120,868
NetApp Inc. 3.30%, 09/29/24 (Call 07/29/24)	72	69,300
3.38%, 06/15/21 (Call 04/15/21)	60	60,100
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	75	74,861
4.75%, 06/01/23	275	277,181
4.75%, 01/01/25	75	72,215

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.88%, 03/01/24 (Call 01/01/24)	$200	$194,672
4.88%, 06/01/27 (Call 03/01/27)	150	139,838

		20,444,032

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/22	350	342,926
2.30%, 05/03/22	200	197,436
2.45%, 11/15/21	200	198,562
Estee Lauder Companies Inc. (The) 1.70%, 05/10/21 (Call 04/10/21)	90	87,690
3.15%, 03/15/27 (Call 12/15/26)	155	152,019
Procter & Gamble Co. (The) 1.70%, 11/03/21	410	400,353
1.90%, 10/23/20	350	345,877
2.30%, 02/06/22	525	519,519
2.45%, 11/03/26	250	238,278
2.70%, 02/02/26	160	156,206
2.85%, 08/11/27	350	343,570
Unilever Capital Corp. 1.38%, 07/28/21(a)	250	241,955
2.00%, 07/28/26	250	227,483
2.20%, 05/05/22 (Call 04/05/22)	250	244,700
2.60%, 05/05/24 (Call 03/05/24)	500	486,675
2.90%, 05/05/27 (Call 02/05/27)	250	241,338
3.00%, 03/07/22	100	100,355
3.25%, 03/07/24 (Call 02/07/24)	100	100,431
3.50%, 03/22/28 (Call 12/22/27)(a)	100	100,499
4.25%, 02/10/21	250	256,850

		4,982,722

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.88%, 01/23/28 (Call 10/23/27)	350	319,616
3.95%, 02/01/22 (Call 01/01/22)	250	250,735
4.13%, 07/03/23 (Call 06/03/23)	325	323,424
4.25%, 07/01/20	250	252,040
4.45%, 10/01/25 (Call 08/01/25)	150	148,385
4.50%, 05/15/21	300	304,227
4.63%, 10/30/20	350	355,593
5.00%, 10/01/21	150	154,068
Affiliated Managers Group Inc. 3.50%, 08/01/25	100	97,214
4.25%, 02/15/24	100	102,144
Air Lease Corp. 2.50%, 03/01/21	201	197,141
2.63%, 07/01/22 (Call 06/01/22)	165	158,872
2.75%, 01/15/23 (Call 12/15/22)	250	239,465
3.00%, 09/15/23 (Call 07/15/23)	70	67,048
3.25%, 03/01/25 (Call 01/01/25)	75	71,039
3.38%, 06/01/21 (Call 05/01/21)	110	109,503
3.50%, 01/15/22	25	24,974
3.63%, 04/01/27 (Call 01/01/27)	105	96,697
3.63%, 12/01/27 (Call 09/01/27)	150	136,589
3.75%, 02/01/22 (Call 12/01/21)	50	50,086
3.88%, 07/03/23 (Call 06/03/23)	275	273,661
4.25%, 09/15/24 (Call 06/15/24)	175	175,324
4.63%, 10/01/28 (Call 07/01/28)	50	49,085
4.75%, 03/01/20	150	152,085

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	$275	$267,195
4.40%, 09/25/23 (Call 08/25/23)	75	74,604
5.50%, 02/15/22	125	129,493
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	700	685,860
2.65%, 12/02/22	500	492,710
3.00%, 02/22/21 (Call 01/22/21)	100	100,084
3.00%, 10/30/24 (Call 09/29/24)	175	171,101
3.38%, 05/17/21 (Call 04/17/21)	650	655,375
3.40%, 02/22/24 (Call 01/22/24)	100	100,251
3.63%, 12/05/24 (Call 11/04/24)	150	152,154
3.70%, 11/05/21 (Call 10/05/21)	200	203,226
4.20%, 11/06/25 (Call 10/06/25)	350	363,650
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/04/21)	705	694,792
2.38%, 05/26/20 (Call 04/25/20)	560	556,354
2.70%, 03/03/22 (Call 01/31/22)	535	531,833
3.30%, 05/03/27 (Call 04/03/27)	200	198,378
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	145	137,638
4.00%, 10/15/23	290	298,703
5.30%, 03/15/20	240	245,868
BGC Partners Inc., 5.38%, 07/24/23	25	25,170
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	100	94,186
4.25%, 06/02/26 (Call 03/02/26)	100	98,569
4.85%, 03/29/29 (Call 12/29/28)	150	150,330
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	25,020
Capital One Financial Corp. 3.05%, 03/09/22 (Call 02/09/22)	50	49,655
3.20%, 01/30/23 (Call 12/30/22)	270	266,004
3.20%, 02/05/25 (Call 01/05/25)	400	384,512
3.30%, 10/30/24 (Call 09/30/24)	595	575,561
3.45%, 04/30/21 (Call 03/30/21)	325	326,557
3.75%, 04/24/24 (Call 03/24/24)	200	200,158
3.75%, 07/28/26 (Call 06/28/26)	225	213,748
3.75%, 03/09/27 (Call 02/09/27)	425	408,276
3.80%, 01/31/28 (Call 12/31/27)	195	187,034
3.90%, 01/29/24 (Call 12/29/23)	75	75,478
4.20%, 10/29/25 (Call 09/29/25)	300	299,517
4.25%, 04/30/25 (Call 03/31/25)	300	304,728
4.75%, 07/15/21	375	387,611
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	125	123,419
3.00%, 03/10/25 (Call 12/10/24)	80	79,105
3.20%, 03/02/27 (Call 12/02/26)	215	211,306
3.20%, 01/25/28 (Call 10/25/27)	200	194,470
3.25%, 05/21/21 (Call 04/21/21)	200	202,084
3.55%, 02/01/24 (Call 01/01/24)	200	203,668
3.85%, 05/21/25 (Call 03/21/25)	200	207,016
4.45%, 07/22/20	300	306,474
CME Group Inc. 3.00%, 09/15/22	300	300,879
3.00%, 03/15/25 (Call 12/15/24)	315	310,782
3.75%, 06/15/28 (Call 03/15/28)	25	25,638
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	175	170,837
3.85%, 11/21/22	325	326,644
3.95%, 11/06/24 (Call 08/06/24)	200	199,016

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$110	$106,781
4.50%, 01/30/26 (Call 11/30/25)	250	251,692
E*TRADE Financial Corp. 2.95%, 08/24/22 (Call 07/24/22)	90	88,255
4.50%, 06/20/28 (Call 03/20/28)	200	199,344
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	150	145,643
Franklin Resources Inc. 2.80%, 09/15/22	150	147,590
2.85%, 03/30/25	100	96,201
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	766	752,725
3.37%, 11/15/25	350	336,787
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	146,267
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	100	97,622
2.75%, 12/01/20 (Call 11/01/20)	550	547,992
3.10%, 09/15/27 (Call 06/15/27)	150	145,310
3.45%, 09/21/23 (Call 08/21/23)	200	203,024
3.75%, 12/01/25 (Call 09/01/25)	215	220,237
4.00%, 10/15/23	190	197,294
International Lease Finance Corp. 4.63%, 04/15/21	25	25,428
5.88%, 08/15/22	155	164,563
8.25%, 12/15/20	500	539,355
8.63%, 01/15/22	100	113,020
Invesco Finance PLC 3.13%, 11/30/22	150	148,406
4.00%, 01/30/24	230	232,919
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	125	127,546
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	125	130,029
Jefferies Group LLC 5.13%, 01/20/23	140	145,075
6.88%, 04/15/21	250	265,655
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	150	146,310
Lazard Group LLC 3.75%, 02/13/25	180	177,086
4.50%, 09/19/28 (Call 06/19/28)	100	101,277
Legg Mason Inc., 4.75%, 03/15/26	35	35,456
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	265	259,817
3.38%, 04/01/24	215	219,412
3.50%, 02/26/28 (Call 11/26/27)	250	254,165
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	150	147,938
4.25%, 06/01/24 (Call 03/01/24)	100	102,188
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	200	197,942
2.40%, 04/25/22 (Call 03/25/22)	100	97,772
2.70%, 02/15/23 (Call 12/15/22)	200	196,354
3.05%, 02/15/22 (Call 11/15/21)	200	199,648
3.25%, 11/01/25 (Call 08/01/25)	160	158,755
3.40%, 11/15/23 (Call 08/15/23)	150	151,660
3.40%, 02/07/28 (Call 11/07/27)	275	271,109
3.70%, 03/15/29 (Call 12/15/28)	50	50,431
3.90%, 11/01/28 (Call 08/01/28)	100	102,183
Nomura Holdings Inc., 6.70%, 03/04/20	325	336,537

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp. 2.90%, 07/18/22	$65	$64,088
3.25%, 12/04/24	330	321,539
4.05%, 01/16/24	250	254,467
Raymond James Financial Inc., 3.63%, 09/15/26	150	143,694
Stifel Financial Corp. 3.50%, 12/01/20	20	20,050
4.25%, 07/18/24	195	197,055
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	275	250,346
3.95%, 12/01/27 (Call 09/01/27)	45	41,207
4.25%, 08/15/24 (Call 05/15/24)	200	195,778
4.50%, 07/23/25 (Call 04/23/25)	375	366,806
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	265	265,069
3.30%, 04/01/27 (Call 01/01/27)	35	34,210
3.75%, 04/01/24 (Call 03/01/24)	200	203,972
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	10	9,790
2.20%, 12/14/20 (Call 11/14/20)	1,030	1,021,090
2.75%, 09/15/27 (Call 06/15/27)	310	298,840
2.80%, 12/14/22 (Call 10/14/22)	820	820,008
3.15%, 12/14/25 (Call 09/14/25)	820	822,854
Western Union Co. (The) 4.25%, 06/09/23 (Call 05/09/23)	250	255,170
5.25%, 04/01/20	66	67,296
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	250	249,940

		31,785,805

Electric — 1.4%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	275	266,997
3.95%, 06/01/28 (Call 03/01/28)	25	25,329
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	155	150,324
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	150	148,779
3.65%, 02/15/26 (Call 11/15/25)	300	296,553
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	175	172,982
3.80%, 05/15/28 (Call 02/15/28)	25	25,614
American Electric Power Co. Inc. 3.20%, 11/13/27 (Call 08/13/27)	75	71,562
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	173,065
Series I, 3.65%, 12/01/21	25	25,314
Series J, 4.30%, 12/01/28 (Call 09/01/28)	125	129,098
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)(a)	145	138,295
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	50	51,457
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	112	108,777
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)	315	316,937
Berkshire Hathaway Energy Co. 3.50%, 02/01/25 (Call 11/01/24)	50	50,482
3.75%, 11/15/23 (Call 08/15/23)	70	71,724
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	400	409,004
CenterPoint Energy Houston Electric LLC 1.85%, 06/01/21 (Call 05/01/21)	150	146,327
2.25%, 08/01/22 (Call 05/01/22)	100	97,313
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	200	192,840

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	$35	$33,772
3.85%, 02/01/24 (Call 01/01/24)	125	125,781
4.25%, 11/01/28 (Call 08/01/28)	100	101,088
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	145	139,236
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	200	202,552
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	160	152,968
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	180	184,108
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	104,171
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	49,653
3.38%, 08/15/23 (Call 05/15/23)	225	227,657
3.80%, 11/15/28 (Call 08/15/28)	175	179,797
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	25,376
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	150	150,753
4.25%, 06/01/28 (Call 03/01/28)	25	25,497
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	246,007
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	111,541
Series D, 2.85%, 08/15/26 (Call 05/15/26)	25	23,360
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	270	271,388
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	200	185,582
3.80%, 03/15/27 (Call 12/15/26)	200	197,044
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	224,032
Series D, 3.70%, 08/01/23 (Call 07/01/23)	40	40,182
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	525	515,608
2.95%, 12/01/26 (Call 09/01/26)	60	58,265
3.05%, 03/15/23 (Call 02/15/23)	250	250,950
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	280	270,981
2.65%, 09/01/26 (Call 06/01/26)	190	176,920
3.05%, 08/15/22 (Call 05/15/22)	225	224,012
3.15%, 08/15/27 (Call 05/15/27)	150	143,666
3.55%, 09/15/21 (Call 06/15/21)	175	176,477
3.75%, 04/15/24 (Call 01/15/24)	255	259,195
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	25	24,503
3.80%, 07/15/28 (Call 04/15/28)	175	178,981
Duke Energy Indiana LLC, 3.75%, 07/15/20	75	75,846
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	99,653
3.00%, 09/15/21 (Call 06/15/21)	150	150,308
3.25%, 08/15/25 (Call 05/15/25)	215	215,682
3.38%, 09/01/23 (Call 08/01/23)	25	25,374
3.70%, 09/01/28 (Call 06/01/28)	90	91,433
Edison International
2.13%, 04/15/20	250	243,492
2.40%, 09/15/22 (Call 08/15/22)	215	197,280
2.95%, 03/15/23 (Call 01/15/23)	100	92,373
4.13%, 03/15/28 (Call 12/15/27)	100	92,219
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	250	245,562
3.55%, 06/15/26 (Call 03/15/26)	225	215,453
Enel Chile SA, 4.88%, 06/12/28	25	25,759

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	$125	$124,654
3.70%, 06/01/24 (Call 03/01/24)	275	279,378
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	200	202,282
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	305	285,861
4.00%, 07/15/22 (Call 05/15/22)	355	360,179
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	22,135
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	27,609
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	100	100,384
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,283
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	74,126
Series L, 2.90%, 10/01/24 (Call 08/01/24)	100	97,195
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	72,359
Series N, 3.80%, 12/01/23 (Call 11/01/23)	75	76,470
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	380	378,674
3.40%, 04/15/26 (Call 01/15/26)	125	121,409
3.50%, 06/01/22 (Call 05/01/22)	300	298,122
3.95%, 06/15/25 (Call 03/15/25)	200	202,028
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	150	150,240
4.00%, 10/01/20 (Call 07/01/20)	72	72,576
4.25%, 06/15/22 (Call 03/15/22)	300	306,876
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	295	289,023
Series B, 3.90%, 07/15/27 (Call 04/15/27)	335	331,596
Series B, 4.25%, 03/15/23 (Call 12/15/22)	200	204,536
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	250	253,465
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	290	270,698
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	164,642
Series C, 2.00%, 09/08/20	128	126,222
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	25,386
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	125	123,091
4.10%, 09/26/28 (Call 06/26/28)	100	101,743
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,899
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	111,981
3.25%, 06/30/26 (Call 03/30/26)	60	57,662
3.35%, 11/15/27 (Call 08/15/27)	200	191,450
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	250	250,440
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	50	50,247
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	200	201,392
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	180	183,497
Nevada Power Co., Series BB, 2.75%, 04/15/20	150	150,072
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	250	245,207
3.55%, 05/01/27 (Call 02/01/27)	500	485,570
4.50%, 06/01/21 (Call 03/01/21)	125	127,843
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	199,313
2.20%, 08/15/20 (Call 07/15/20)	220	218,029
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	244,130
3.20%, 05/15/27 (Call 02/15/27)	195	190,708

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NV Energy Inc., 6.25%, 11/15/20	$25	$26,255
Ohio Power Co., Series M, 5.38%, 10/01/21	150	158,817
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	100,167
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	55	55,700
4.10%, 06/01/22 (Call 03/01/22)	25	25,675
7.00%, 09/01/22	375	422,644
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	150,152
3.85%, 06/15/21 (Call 03/15/21)	100	101,831
Pinnacle West Capital Corp., 2.25%, 11/30/20	425	417,868
PNM Resources Inc., 3.25%, 03/09/21	125	124,165
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	150	152,706
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	200	188,054
3.95%, 03/15/24 (Call 12/15/23)	200	200,988
4.20%, 06/15/22 (Call 03/15/22)	200	203,712
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	150,198
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	230	229,149
4.40%, 01/15/21 (Call 10/15/20)	175	178,696
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	247,715
3.85%, 06/01/23 (Call 05/01/23)	300	301,923
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	101,676
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	175	178,126
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,886
2.25%, 09/15/26 (Call 06/15/26)	200	184,258
2.38%, 05/15/23 (Call 02/15/23)	175	170,664
3.00%, 05/15/27 (Call 02/15/27)	100	96,572
3.25%, 09/01/23 (Call 08/01/23)	250	252,347
3.70%, 05/01/28 (Call 02/01/28)	125	126,899
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	335	328,019
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	92,040
3.00%, 08/15/21	320	319,510
Sempra Energy 2.40%, 03/15/20 (Call 02/15/20)	110	109,194
2.88%, 10/01/22 (Call 07/01/22)	169	163,945
2.90%, 02/01/23 (Call 01/01/23)	125	120,664
3.25%, 06/15/27 (Call 03/15/27)	200	186,752
3.40%, 02/01/28 (Call 11/01/27)	225	211,559
3.55%, 06/15/24 (Call 03/15/24)	50	48,938
3.75%, 11/15/25 (Call 08/15/25)	150	146,777
4.05%, 12/01/23 (Call 09/01/23)	100	100,421
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	279,938
Southern California Edison Co.
Series A, 2.90%, 03/01/21	25	24,757
Series D, 3.40%, 06/01/23 (Call 05/01/23)	295	289,374
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	500	492,475
2.75%, 06/15/20 (Call 05/15/20)	563	561,232
2.95%, 07/01/23 (Call 05/01/23)	300	294,579
3.25%, 07/01/26 (Call 04/01/26)	400	381,348
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	75	75,647

Security	Par (000)	Value

Electric (continued)
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	$100	$100,120
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	25	23,206
Series M, 4.10%, 09/15/28 (Call 06/15/28)	200	202,614
TECO Finance Inc., 5.15%, 03/15/20	225	229,612
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	200	200,558
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	96,569
UIL Holdings Corp., 4.63%, 10/01/20	120	122,162
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	175	177,602
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	99,690
3.45%, 02/15/24 (Call 11/15/23)	250	252,692
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	196,130
Series A, 3.15%, 01/15/26 (Call 10/15/25)	155	152,052
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	74,541
Series A, 3.80%, 04/01/28 (Call 01/01/28)	125	126,471
Series B, 2.95%, 11/15/26 (Call 08/15/26)	175	167,851
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	123,166
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	25	25,057
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	125,727
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	199,488
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	164,247
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	197,236
3.30%, 06/01/25 (Call 12/01/24)	85	84,189
3.35%, 12/01/26 (Call 06/01/26)	275	269,217
4.70%, 05/15/20 (Call 11/15/19)	150	151,806

		30,667,007

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	275	270,911
3.15%, 06/01/25 (Call 03/01/25)	125	123,785
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	95,035
3.50%, 02/15/28 (Call 11/15/27)	190	179,413

		669,144

Electronics — 0.3%

Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	450	457,605
5.00%, 07/15/20	100	102,421
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	200	199,386
4.00%, 02/01/22 (Call 11/01/21)	50	51,123
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	175	165,853
3.50%, 04/01/22 (Call 02/01/22)	100	98,680
4.00%, 04/01/25 (Call 01/01/25)	100	97,457
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	125	124,643
4.88%, 12/01/22	250	256,237
5.88%, 06/15/20	150	154,279
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	135	134,154
4.25%, 08/15/20	50	50,961

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Flex Ltd.
4.63%, 02/15/20	$250	$252,952
5.00%, 02/15/23	225	231,453
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	200	195,926
3.15%, 06/15/26 (Call 03/15/26)	305	290,598
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	725	708,724
2.50%, 11/01/26 (Call 08/01/26)	245	234,053
3.35%, 12/01/23	150	152,071
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	90,472
4.70%, 09/15/22	120	121,818
5.63%, 12/15/20	175	180,770
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	250	256,477
4.60%, 04/06/27 (Call 01/06/27)	100	101,220
Legrand France SA, 8.50%, 02/15/25	115	142,766
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	225	233,266
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	115	114,386
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	25	25,086
4.90%, 06/15/28 (Call 03/15/28)	125	124,041
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	47,020
3.70%, 02/15/26 (Call 11/15/25)	140	137,645

		5,533,543

Engineering & Construction — 0.0%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	50	48,422

Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	25	23,873
3.20%, 03/15/25 (Call 12/15/24)	215	212,001
3.38%, 11/15/27 (Call 08/15/27)	65	63,607
3.55%, 06/01/22 (Call 03/01/22)	200	202,944
3.95%, 05/15/28 (Call 02/15/28)	300	307,272
4.75%, 05/15/23 (Call 02/15/23)	150	158,142
5.00%, 03/01/20	150	152,947
5.25%, 11/15/21	230	242,963
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	50	51,650
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	200	194,276
2.90%, 09/15/22 (Call 06/15/22)	65	64,667
3.15%, 11/15/27 (Call 08/15/27)	165	159,996
3.50%, 05/15/24 (Call 02/15/24)	250	253,155
4.60%, 03/01/21 (Call 12/01/20)	125	128,275

		2,215,768

Food — 0.5%
Campbell Soup Co. 3.30%, 03/15/21	250	249,597
3.30%, 03/19/25 (Call 12/19/24)	150	141,281
3.65%, 03/15/23 (Call 02/15/23)	100	99,204
3.95%, 03/15/25 (Call 01/15/25)	300	294,087
4.15%, 03/15/28 (Call 12/15/27)	225	215,032
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	60	58,982
3.80%, 10/22/21	300	302,403
4.30%, 05/01/24 (Call 04/01/24)	200	202,766
4.85%, 11/01/28 (Call 08/01/28)	130	130,347

Security	Par (000)	Value

Food (continued)
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	$275	$268,845
3.20%, 04/16/21	55	55,139
3.20%, 02/10/27 (Call 11/10/26)	130	121,962
3.65%, 02/15/24 (Call 11/15/23)	250	251,907
4.00%, 04/17/25 (Call 02/17/25)	275	277,706
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	175	162,915
2.90%, 05/15/20	40	40,070
3.10%, 05/15/21	100	100,586
3.38%, 05/15/23 (Call 04/15/23)	100	101,372
4.13%, 12/01/20	250	255,762
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	135	125,126
4.63%, 11/01/20	50	51,011
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,549
3.50%, 03/15/25	300	293,445
Kellogg Co. 2.65%, 12/01/23	275	267,272
3.25%, 05/14/21	195	195,690
3.25%, 04/01/26	165	157,337
3.40%, 11/15/27 (Call 08/15/27)	125	117,538
4.00%, 12/15/20	170	172,533
4.30%, 05/15/28 (Call 02/15/28)	215	216,557
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	325	323,199
3.00%, 06/01/26 (Call 03/01/26)	340	313,691
3.38%, 06/15/21	175	174,766
3.50%, 06/06/22	550	548,141
3.50%, 07/15/22 (Call 05/15/22)	300	299,136
3.95%, 07/15/25 (Call 04/15/25)	455	450,414
4.00%, 06/15/23 (Call 05/15/23)	150	151,703
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	100	98,817
2.65%, 10/15/26 (Call 07/15/26)	250	225,275
2.80%, 08/01/22 (Call 07/01/22)	80	78,588
2.95%, 11/01/21 (Call 10/01/21)	150	149,348
3.30%, 01/15/21 (Call 12/15/20)	225	226,057
3.70%, 08/01/27 (Call 05/01/27)	75	72,072
3.85%, 08/01/23 (Call 05/01/23)	150	152,376
4.00%, 02/01/24 (Call 11/01/23)	225	229,000
4.50%, 01/15/29 (Call 10/15/28)	50	50,259
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	112,728
3.40%, 08/15/27 (Call 05/15/27)	300	286,881
Mondelez International Inc. 3.00%, 05/07/20	225	224,928
3.63%, 05/07/23 (Call 04/07/23)	200	202,194
3.63%, 02/13/26 (Call 12/13/25)	100	98,649
4.13%, 05/07/28 (Call 02/07/28)	220	222,416
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	190	188,885
2.60%, 06/12/22	100	98,259
3.25%, 07/15/27 (Call 04/15/27)	225	216,207
3.30%, 07/15/26 (Call 04/15/26)	235	227,198
3.55%, 03/15/25 (Call 01/15/25)	250	250,480
3.75%, 10/01/25 (Call 07/01/25)	25	25,176

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	$400	$384,056
3.95%, 08/15/24 (Call 05/15/24)	397	399,584
4.00%, 03/01/26 (Call 01/01/26)	30	30,084
4.35%, 03/01/29 (Call 12/01/28)	55	55,384
4.50%, 06/15/22 (Call 03/15/22)	385	399,980

		11,966,952

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	150	152,139
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	425	443,628
Georgia-Pacific LLC, 8.00%, 01/15/24	215	258,694
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	450	421,042
3.65%, 06/15/24 (Call 03/15/24)	350	354,897
4.75%, 02/15/22 (Call 11/15/21)	80	83,336

		1,713,736

Gas — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	15	14,474
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	200	201,364
4.00%, 04/01/28 (Call 01/01/28)	165	166,322
4.50%, 01/15/21 (Call 10/15/20)	145	148,045
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	400	398,444
3.60%, 12/15/24 (Call 09/15/24)	175	174,608
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	300	296,583
4.75%, 09/01/28 (Call 06/01/28)	50	49,824
5.20%, 07/15/25 (Call 04/15/25)	125	128,594
NiSource Inc.
3.65%, 06/15/23 (Call 05/15/23)	50	50,334
3.49%, 05/15/27 (Call 02/15/27)	300	290,730
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	25,280
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	100	93,149
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	150	142,899
3.50%, 09/15/21 (Call 06/15/21)	35	34,978
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	49,729

		2,265,357

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	97,817
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,485
3.40%, 12/01/21 (Call 09/01/21)	155	155,975
3.40%, 03/01/26 (Call 01/01/26)	100	99,729
4.25%, 11/15/28 (Call 08/15/28)	50	52,482

		455,488

Health Care – Products — 0.6%
Abbott Laboratories 2.55%, 03/15/22	350	345,870
2.90%, 11/30/21 (Call 10/30/21)	415	414,519
2.95%, 03/15/25 (Call 12/15/24)	225	221,017
3.40%, 11/30/23 (Call 09/30/23)	333	336,327
3.75%, 11/30/26 (Call 08/30/26)	365	370,026
3.88%, 09/15/25 (Call 06/15/25)	45	46,305
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	255	237,408

Security	Par (000)	Value

Health Care – Products (continued)
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	$225	$222,469
3.13%, 11/08/21	250	249,260
3.25%, 11/12/20	375	374,490
3.36%, 06/06/24 (Call 04/06/24)	240	236,210
3.70%, 06/06/27 (Call 03/06/27)	450	436,887
3.73%, 12/15/24 (Call 09/15/24)	533	533,240
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	165	165,645
3.75%, 03/01/26 (Call 01/01/26)	200	200,336
3.85%, 05/15/25	175	177,420
4.00%, 03/01/28 (Call 12/01/27)	300	301,077
4.00%, 03/01/29 (Call 12/01/28)	130	130,163
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	250	251,915
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	50,721
Life Technologies Corp., 6.00%, 03/01/20	315	323,496
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	185	184,447
Medtronic Inc.
2.50%, 03/15/20	450	448,623
3.13%, 03/15/22 (Call 12/15/21)	250	251,600
3.15%, 03/15/22	565	569,074
3.50%, 03/15/25	575	583,987
3.63%, 03/15/24 (Call 12/15/23)	350	359,187
4.13%, 03/15/21 (Call 12/15/20)	300	306,255
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	305	302,682
3.38%, 05/15/24 (Call 02/15/24)	600	604,170
3.38%, 11/01/25 (Call 08/01/25)	195	194,269
3.50%, 03/15/26 (Call 12/15/25)	85	84,313
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	235	221,718
3.00%, 04/15/23 (Call 02/15/23)	170	168,281
3.15%, 01/15/23 (Call 10/15/22)	450	448,222
3.20%, 08/15/27 (Call 05/15/27)	200	189,692
3.60%, 08/15/21 (Call 05/15/21)	200	202,202
3.65%, 12/15/25 (Call 09/15/25)	120	120,473
4.15%, 02/01/24 (Call 11/01/23)	350	361,518
4.50%, 03/01/21	259	266,550
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	273,655
3.15%, 04/01/22 (Call 02/01/22)	200	198,414
3.38%, 11/30/21 (Call 08/30/21)	100	99,749
3.55%, 04/01/25 (Call 01/01/25)	425	413,295
3.70%, 03/19/23 (Call 02/19/23)	95	94,611

		12,571,788

Health Care – Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	180	176,008
2.80%, 06/15/23 (Call 04/15/23)	310	301,884
3.50%, 11/15/24 (Call 08/15/24)	215	212,725
4.13%, 06/01/21 (Call 03/01/21)	125	127,251
Anthem Inc.
2.50%, 11/21/20	275	272,448
2.95%, 12/01/22 (Call 11/01/22)	150	148,784
3.13%, 05/15/22	150	149,910
3.30%, 01/15/23	275	275,509
3.35%, 12/01/24 (Call 10/01/24)	170	168,592

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.50%, 08/15/24 (Call 05/15/24)	$280	$279,378
3.70%, 08/15/21 (Call 05/15/21)	250	253,025
4.10%, 03/01/28 (Call 12/01/27)	335	339,164
4.35%, 08/15/20	255	259,679
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	325	299,855
3.25%, 04/15/25 (Call 01/15/25)	245	238,370
4.00%, 02/15/22 (Call 11/15/21)	300	307,176
4.50%, 03/15/21 (Call 12/15/20)	140	143,072
5.13%, 06/15/20	50	51,224
CommonSpirit Health, 2.95%, 11/01/22	175	171,145
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	300	312,201
HCA Inc.
5.25%, 04/15/25	1,000	1,059,640
5.25%, 06/15/26 (Call 12/15/25)	100	105,391
5.88%, 03/15/22	250	265,935
Humana Inc.
2.50%, 12/15/20	65	64,236
2.90%, 12/15/22 (Call 11/15/22)	55	54,037
3.15%, 12/01/22 (Call 09/01/22)	125	124,085
3.85%, 10/01/24 (Call 07/01/24)	200	200,514
3.95%, 03/15/27 (Call 12/15/26)	200	197,552
Laboratory Corp. of America Holdings
3.20%, 02/01/22	225	224,233
3.60%, 02/01/25 (Call 11/01/24)	415	408,862
3.60%, 09/01/27 (Call 06/01/27)	75	72,413
3.75%, 08/23/22 (Call 05/23/22)	300	303,501
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	48,156
3.50%, 03/30/25 (Call 12/30/24)	200	196,752
4.70%, 04/01/21	150	154,040
UnitedHealth Group Inc.
1.95%, 10/15/20	250	246,297
2.13%, 03/15/21	225	221,978
2.38%, 10/15/22	25	24,549
2.70%, 07/15/20	400	400,116
2.88%, 12/15/21	385	385,162
2.88%, 03/15/22 (Call 12/15/21)	225	224,968
2.88%, 03/15/23	325	323,121
2.95%, 10/15/27	50	47,917
3.10%, 03/15/26	300	294,348
3.15%, 06/15/21	475	478,372
3.35%, 07/15/22	125	126,709
3.38%, 04/15/27	400	397,044
3.45%, 01/15/27	245	245,333
3.50%, 06/15/23	125	127,204
3.50%, 02/15/24	325	330,132
3.75%, 07/15/25	450	462,415
3.85%, 06/15/28	170	174,223
3.88%, 12/15/28	50	51,381
4.70%, 02/15/21 (Call 11/15/20)	200	206,200

		12,734,216

Holding Companies – Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	50	48,724
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	75	70,997
3.63%, 01/19/22 (Call 12/19/21)	100	98,158
4.25%, 03/01/25 (Call 01/01/25)	125	118,967

		336,846

Security	Par (000)	Value

Home Builders — 0.0%
DR Horton Inc.
2.55%, 12/01/20	$40	$39,509
5.75%, 08/15/23 (Call 05/15/23)	100	106,160
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	100	101,666

		247,335

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	46,984
3.80%, 11/15/24 (Call 08/15/24)	100	99,075
Whirlpool Corp.
4.75%, 02/26/29 (Call 11/26/28)(a)	50	50,026
4.85%, 06/15/21	195	200,554

		396,639

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	56,894
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	102,211
3.80%, 11/15/21	200	204,198
3.90%, 05/15/28 (Call 02/15/28)	250	255,185
Kimberly-Clark Corp.
2.75%, 02/15/26	180	173,471
3.05%, 08/15/25	300	296,910
3.95%, 11/01/28 (Call 08/01/28)	140	145,869

		1,234,738

Housewares — 0.0%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	215	209,900
4.20%, 04/01/26 (Call 01/01/26)	540	507,978
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	175	178,817

		896,695

Insurance — 0.9%
Aflac Inc.
3.63%, 11/15/24	400	408,368
4.00%, 02/15/22	200	205,448
Alleghany Corp., 4.95%, 06/27/22	300	314,940
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	200	196,348
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	139,070
Alterra Finance LLC, 6.25%, 09/30/20	100	104,050
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	142,077
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	475	475,774
3.75%, 07/10/25 (Call 04/10/25)	200	196,694
3.90%, 04/01/26 (Call 01/01/26)	335	328,400
4.13%, 02/15/24	400	407,752
4.20%, 04/01/28 (Call 01/01/28)	320	315,846
4.88%, 06/01/22	400	419,616
6.40%, 12/15/20	400	422,160
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)	125	128,783
5.00%, 09/30/20	400	411,584
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	74,408
3.50%, 06/14/24 (Call 03/14/24)	125	124,926
3.88%, 12/15/25 (Call 09/15/25)	225	228,715
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	185	187,568
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	25,327
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	75	78,787

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	$375	$350,119
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	300	296,208
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	145,143
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	800	822,784
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	380	376,702
2.75%, 03/15/23 (Call 01/15/23)	600	598,416
3.00%, 02/11/23	50	50,313
3.13%, 03/15/26 (Call 12/15/25)	725	718,663
3.40%, 01/31/22	225	229,768
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	315	282,530
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	69,355
2.70%, 03/13/23	600	591,144
2.88%, 11/03/22 (Call 09/03/22)	85	84,879
3.35%, 05/03/26 (Call 02/03/26)	45	44,851
Cincinnati Financial Corp., 6.92%, 05/15/28	74	89,180
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	33,090
3.95%, 05/15/24 (Call 02/15/24)	150	150,149
4.50%, 03/01/26 (Call 12/01/25)	170	173,805
5.88%, 08/15/20	275	285,106
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	25	25,208
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	50	49,174
Fidelity National Financial Inc., 5.50%, 09/01/22	200	212,950
First American Financial Corp., 4.60%, 11/15/24	100	101,639
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	500	527,295
Lincoln National Corp.
3.35%, 03/09/25	75	73,515
3.63%, 12/12/26 (Call 09/15/26)	295	288,516
3.80%, 03/01/28 (Call 12/01/27)	50	49,164
4.20%, 03/15/22	15	15,376
4.85%, 06/24/21	100	103,451
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	295	297,705
Manulife Financial Corp.
4.15%, 03/04/26	455	470,493
4.90%, 09/17/20	90	92,357
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	90	84,179
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	288,274
2.75%, 01/30/22 (Call 12/30/21)	125	123,735
3.30%, 03/14/23 (Call 01/14/23)	145	144,787
3.50%, 06/03/24 (Call 03/03/24)	300	301,380
3.75%, 03/14/26 (Call 12/14/25)	100	100,727
3.88%, 03/15/24 (Call 02/15/24)	65	66,435
4.80%, 07/15/21 (Call 04/15/21)	250	258,567
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	25	24,392
MetLife Inc.
3.00%, 03/01/25	190	186,449
3.60%, 04/10/24	275	281,583
3.60%, 11/13/25 (Call 08/13/25)	80	80,804
4.75%, 02/08/21	213	219,848
Series D, 4.37%, 09/15/23	200	210,852
Series N, 3.05%, 12/15/22	125	124,966

Security	Par (000)	Value

Insurance (continued)
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	$75	$72,014
4.88%, 10/01/24 (Call 09/01/24)	200	207,800
Primerica Inc., 4.75%, 07/15/22	175	181,982
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	85,714
3.40%, 05/15/25 (Call 02/15/25)	150	147,831
Progressive Corp. (The)
2.45%, 01/15/27	250	232,930
3.75%, 08/23/21	100	101,528
Prudential Financial Inc.
3.50%, 05/15/24	505	516,923
3.88%, 03/27/28 (Call 12/27/27)	350	358,669
4.50%, 11/16/21	250	259,215
5.20%, 03/15/44 (Call 03/15/24)(b)(c)	50	49,444
5.63%, 06/15/43 (Call 06/15/23)(b)(c)	20	20,745
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	196,906
5.88%, 09/15/42 (Call 09/15/22)(b)(c)	250	263,487
Reinsurance Group of America Inc., 5.00%, 06/01/21	200	206,854
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	115	118,126
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	250	253,317
Unum Group
4.00%, 03/15/24	225	225,070
5.63%, 09/15/20	225	232,364
Voya Financial Inc., 3.65%, 06/15/26	150	144,399
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	200	201,980
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,480
WR Berkley Corp., 4.63%, 03/15/22	300	309,573
XLIT Ltd., 4.45%, 03/31/25	150	152,740

		20,176,758

Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	100	97,832
3.13%, 11/28/21 (Call 09/28/21)	450	449,028
3.40%, 12/06/27 (Call 09/06/27)	570	545,279
3.60%, 11/28/24 (Call 08/28/24)(a)	200	202,010
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	325	301,051
3.38%, 02/25/24	300	308,151
3.63%, 05/19/21	270	276,896
Amazon.com Inc.
1.90%, 08/21/20	325	321,285
2.40%, 02/22/23 (Call 01/22/23)	100	98,318
2.50%, 11/29/22 (Call 08/29/22)	200	198,100
2.80%, 08/22/24 (Call 06/22/24)	290	287,326
3.15%, 08/22/27 (Call 05/22/27)	530	522,818
3.30%, 12/05/21 (Call 10/05/21)	650	660,062
3.80%, 12/05/24 (Call 09/05/24)	180	187,549
5.20%, 12/03/25 (Call 09/03/25)	275	308,745
Baidu Inc.
3.50%, 11/28/22	300	299,127
3.88%, 09/29/23 (Call 08/29/23)	200	201,396
4.13%, 06/30/25	200	201,278
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	275	268,455
3.55%, 03/15/28 (Call 12/15/27)	100	96,380
3.60%, 06/01/26 (Call 03/01/26)	275	269,789
3.65%, 03/15/25 (Call 12/15/24)	75	74,627

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	$250	$244,550
2.75%, 01/30/23 (Call 12/30/22)	250	243,938
2.88%, 08/01/21 (Call 06/01/21)	150	149,097
3.25%, 10/15/20 (Call 07/15/20)	145	145,336
3.45%, 08/01/24 (Call 05/01/24)	225	222,341
3.60%, 06/05/27 (Call 03/05/27)	75	71,803
3.80%, 03/09/22 (Call 02/09/22)	75	76,068
Expedia Group Inc. 5.00%, 02/15/26 (Call 11/15/25)	210	217,163
5.95%, 08/15/20	400	415,136

		7,960,934

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	250	271,425
Nucor Corp. 3.95%, 05/01/28 (Call 02/01/28)	50	50,601
4.00%, 08/01/23 (Call 05/01/23)	350	360,783
4.13%, 09/15/22 (Call 06/15/22)	100	103,134
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	100	101,795
Vale Overseas Ltd. 4.38%, 01/11/22(a)	239	239,590
6.25%, 08/10/26(a)	455	482,086

		1,609,414

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	330	335,782
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	250	241,612
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	80	79,070
3.70%, 03/15/28 (Call 12/15/27)	75	70,458
5.25%, 11/15/22	200	211,174

		938,096

Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	50	52,859
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	85	84,136
4.38%, 09/15/28 (Call 06/15/28)	50	49,575
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	40	39,050
2.88%, 03/01/21 (Call 02/01/21)	100	99,241
3.25%, 09/15/22 (Call 06/15/22)	350	347,231
3.38%, 10/15/20 (Call 07/15/20)	105	105,133
3.75%, 03/15/25 (Call 12/15/24)	65	64,535
Series R, 3.13%, 06/15/26 (Call 03/15/26)	325	306,332
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	200	202,628
5.13%, 08/08/25 (Call 06/08/25)	200	205,742
5.40%, 08/08/28 (Call 05/08/28)	300	304,608

		1,861,070

Machinery — 0.4%
ABB Finance USA Inc. 2.88%, 05/08/22	325	323,869
3.38%, 04/03/23 (Call 03/03/23)	250	251,847
3.80%, 04/03/28 (Call 01/03/28)	325	331,523
Caterpillar Financial Services Corp. 1.70%, 08/09/21	145	140,960
1.85%, 09/04/20	90	88,709
1.93%, 10/01/21	15	14,613
2.00%, 03/05/20	400	397,164

Security	Par (000)	Value

Machinery (continued)
2.40%, 06/06/22	$105	$103,070
2.55%, 11/29/22	300	297,165
2.90%, 03/15/21	25	25,045
2.95%, 05/15/20	250	250,292
2.95%, 02/26/22	165	165,046
3.15%, 09/07/21	175	176,162
3.25%, 12/01/24	50	50,840
3.30%, 06/09/24	150	151,254
3.45%, 05/15/23	275	278,734
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	325	320,980
3.40%, 05/15/24 (Call 02/15/24)	20	20,379
3.90%, 05/27/21	315	322,604
CNH Industrial Capital LLC 3.88%, 10/15/21	50	50,144
4.38%, 04/05/22	450	456,543
4.88%, 04/01/21	55	56,432
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	90	83,050
4.50%, 08/15/23	89	90,753
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	125	124,165
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	100	96,043
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	14,830
John Deere Capital Corp. 1.95%, 06/22/20	50	49,444
2.05%, 03/10/20	200	198,400
2.15%, 09/08/22	75	73,175
2.35%, 01/08/21	160	158,661
2.38%, 07/14/20	265	263,442
2.55%, 01/08/21	150	149,494
2.65%, 01/06/22	190	188,811
2.65%, 06/24/24	135	131,690
2.70%, 01/06/23	60	59,081
2.80%, 03/04/21	225	224,892
2.80%, 03/06/23	430	426,637
2.80%, 09/08/27	100	95,490
3.05%, 01/06/28	100	97,003
3.13%, 09/10/21	30	30,171
3.15%, 10/15/21	175	176,314
3.35%, 06/12/24	150	151,815
3.45%, 06/07/23	270	274,188
3.45%, 03/13/25	450	455,854
Series 0014, 2.45%, 09/11/20	195	193,814
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	50	49,488
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	49,771
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	125	121,003
3.50%, 03/01/29 (Call 12/01/28)	35	35,017
Roper Technologies Inc. 3.00%, 12/15/20 (Call 11/15/20)	225	224,451
3.13%, 11/15/22 (Call 08/15/22)	250	247,847
3.80%, 12/15/26 (Call 09/15/26)	40	39,434
4.20%, 09/15/28 (Call 06/15/28)	65	65,447
Wabtec Corp. 3.45%, 11/15/26 (Call 08/15/26)	200	179,062
4.15%, 03/15/24 (Call 02/15/24)	255	254,485
4.70%, 09/15/28 (Call 06/15/28)	100	98,676
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	96,153

		9,541,426

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.4%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	$250	$242,695
2.00%, 06/26/22	60	58,536
2.25%, 03/15/23 (Call 02/15/23)	100	97,771
2.25%, 09/19/26 (Call 06/19/26)	25	23,293
2.75%, 03/01/22 (Call 02/01/22)	50	50,014
3.00%, 09/14/21 (Call 08/14/21)	130	131,136
3.00%, 08/07/25	250	249,800
3.25%, 02/14/24 (Call 01/14/24)	175	177,590
3.38%, 03/01/29 (Call 12/01/28)	150	149,574
3.63%, 09/14/28 (Call 06/14/28)	265	271,543
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	75	74,613
Eaton Corp. 2.75%, 11/02/22	610	602,424
3.10%, 09/15/27 (Call 06/15/27)	100	96,124
General Electric Co. 2.70%, 10/09/22	425	410,656
3.10%, 01/09/23	350	342,128
3.15%, 09/07/22	300	295,497
3.38%, 03/11/24	190	186,181
3.45%, 05/15/24 (Call 02/13/24)	195	191,120
4.38%, 09/16/20	550	559,603
4.63%, 01/07/21	415	424,736
4.65%, 10/17/21	400	411,672
5.30%, 02/11/21	350	360,783
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	355	340,086
3.38%, 09/15/21 (Call 06/15/21)	275	278,091
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	250	247,790
3.75%, 08/21/28 (Call 05/21/28)	50	50,084
4.25%, 06/15/23	375	389,565
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	80	79,306
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	225	218,025
3.30%, 11/21/24 (Call 08/21/24)	350	349,244
3.50%, 09/15/22	25	25,192
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	210	201,430

		7,586,302

Media — 0.9%
21st Century Fox America Inc. 3.00%, 09/15/22	225	223,900
3.38%, 11/15/26 (Call 08/15/26)	85	83,633
3.70%, 09/15/24 (Call 06/15/24)	20	20,430
3.70%, 10/15/25 (Call 07/15/25)	230	233,710
4.00%, 10/01/23	150	155,943
4.50%, 02/15/21	150	154,064
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	390	373,288
2.90%, 01/15/27 (Call 10/15/26)	300	273,276
3.38%, 03/01/22 (Call 12/01/21)	300	300,096
3.38%, 02/15/28 (Call 11/15/27)	90	83,903
3.50%, 01/15/25 (Call 10/15/24)	150	146,381
3.70%, 08/15/24 (Call 05/15/24)	300	297,156
4.00%, 01/15/26 (Call 10/15/25)	300	297,477
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	550	552,249
4.20%, 03/15/28 (Call 12/15/27)	225	217,890

Security	Par (000)	Value

Media (continued)
4.46%, 07/23/22 (Call 05/23/22)	$690	$707,333
4.50%, 02/01/24 (Call 01/01/24)	125	127,965
4.91%, 07/23/25 (Call 04/23/25)	910	942,168
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	415	506,586
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	155	149,480
2.35%, 01/15/27 (Call 10/15/26)	315	288,417
2.75%, 03/01/23 (Call 02/01/23)	310	305,307
2.85%, 01/15/23	50	49,690
3.00%, 02/01/24 (Call 01/01/24)	420	415,829
3.13%, 07/15/22	400	402,400
3.15%, 03/01/26 (Call 12/01/25)	485	475,964
3.30%, 02/01/27 (Call 11/01/26)	140	136,994
3.38%, 02/15/25 (Call 11/15/24)	225	225,110
3.38%, 08/15/25 (Call 05/15/25)	100	99,870
3.45%, 10/01/21	430	435,504
3.55%, 05/01/28 (Call 02/01/28)	525	519,718
3.60%, 03/01/24	270	274,566
3.70%, 04/15/24 (Call 03/15/24)	350	358,186
3.95%, 10/15/25 (Call 08/15/25)	225	231,971
4.15%, 10/15/28 (Call 07/15/28)	655	676,320
5.15%, 03/01/20	145	148,219
Discovery Communications LLC 2.80%, 06/15/20 (Call 05/15/20)(d)	250	247,790
2.95%, 03/20/23 (Call 02/20/23)	140	135,631
3.25%, 04/01/23	100	97,617
3.30%, 05/15/22	100	99,147
3.45%, 03/15/25 (Call 12/15/24)	150	144,035
3.90%, 11/15/24 (Call 08/15/24)(d)	200	197,282
3.95%, 03/20/28 (Call 12/20/27)	540	514,258
4.38%, 06/15/21	250	254,928
4.90%, 03/11/26 (Call 12/11/25)	140	144,196
Fox Corp. 4.03%, 01/25/24 (Call 12/25/23)(d)	90	91,915
4.71%, 01/25/29 (Call 10/25/28)(d)	135	140,308
Grupo Televisa SAB, 6.63%, 03/18/25	100	111,291
NBCUniversal Media LLC 2.88%, 01/15/23	300	298,068
4.38%, 04/01/21	75	77,120
5.15%, 04/30/20	805	825,737
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	25	23,406
4.30%, 11/23/23 (Call 08/23/23)	25	25,604
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	210	212,142
4.13%, 02/15/21 (Call 11/15/20)	209	211,424
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	25	28,901
Viacom Inc. 3.88%, 12/15/21	100	101,125
3.88%, 04/01/24 (Call 01/01/24)	100	99,728
4.25%, 09/01/23 (Call 06/01/23)	330	337,620
Walt Disney Co. (The) 1.80%, 06/05/20	75	74,123
1.85%, 07/30/26	265	241,391
2.15%, 09/17/20	213	211,221
2.35%, 12/01/22	225	221,726
2.45%, 03/04/22	175	173,233
2.55%, 02/15/22	250	248,670
2.75%, 08/16/21	300	299,724

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.95%, 06/15/27(a)	$275	$269,340
3.00%, 02/13/26	110	109,058
3.15%, 09/17/25	315	316,641
3.75%, 06/01/21	225	229,766
Warner Media LLC 2.95%, 07/15/26 (Call 04/15/26)	250	231,573
3.40%, 06/15/22	225	225,788
3.55%, 06/01/24 (Call 03/01/24)	215	214,080
3.60%, 07/15/25 (Call 04/15/25)	300	295,188
3.80%, 02/15/27 (Call 11/15/26)	380	370,002
4.00%, 01/15/22	200	203,928
4.05%, 12/15/23	250	256,020
4.70%, 01/15/21	245	253,048
4.75%, 03/29/21	175	181,895

		19,936,681

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	550	557,491
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	200	197,570
4.50%, 12/15/28 (Call 09/15/28)	200	194,510

		949,571

Mining — 0.1%
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	300	298,935
3.25%, 11/21/21	250	252,080
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	365	367,792
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	120	112,170
5.95%, 03/15/24 (Call 12/15/23)	150	158,050
Newmont Mining Corp., 3.50%, 03/15/22 (Call 12/15/21)	305	306,757
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25
(Call 03/15/25)	570	586,781
Southern Copper Corp. 3.50%, 11/08/22	420	420,210
3.88%, 04/23/25	125	124,383
5.38%, 04/16/20	50	51,253
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	100	94,250

		2,772,661

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	100	101,437

Oil & Gas — 1.9%
Anadarko Petroleum Corp. 4.85%, 03/15/21 (Call 02/15/21)	279	286,767
5.55%, 03/15/26 (Call 12/15/25)	225	240,523
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)(a)	275	264,173
3.25%, 04/15/22 (Call 01/15/22)	295	292,256
4.38%, 10/15/28 (Call 07/15/28)	110	108,119
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	425	415,820
2.52%, 09/19/22 (Call 08/19/22)	255	250,425
2.75%, 05/10/23	200	196,904
3.02%, 01/16/27 (Call 10/16/26)	1,025	988,551
3.12%, 05/04/26 (Call 02/04/26)	520	508,108
3.22%, 11/28/23 (Call 09/28/23)	525	525,950
3.22%, 04/14/24 (Call 02/14/24)	300	300,972
3.25%, 05/06/22	150	151,223
3.41%, 02/11/26 (Call 12/11/25)	150	149,849

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 09/21/25 (Call 07/21/25)	$195	$199,639
3.94%, 09/21/28 (Call 06/21/28)	275	282,859
4.50%, 10/01/20	130	133,199
BP Capital Markets PLC 3.06%, 03/17/22	125	125,303
3.51%, 03/17/25	300	302,769
3.54%, 11/04/24	323	327,858
3.56%, 11/01/21	406	411,944
3.72%, 11/28/28 (Call 08/28/28)	50	50,837
3.99%, 09/26/23	250	258,980
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	100	97,632
3.80%, 04/15/24 (Call 01/15/24)	175	175,543
3.85%, 06/01/27 (Call 03/01/27)	400	391,608
3.90%, 02/01/25 (Call 11/01/24)	225	225,803
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	350	339,080
4.25%, 04/15/27 (Call 01/15/27)(a)	300	285,741
Chevron Corp. 1.96%, 03/03/20 (Call 02/03/20)	300	297,972
2.10%, 05/16/21 (Call 04/15/21)	400	394,568
2.36%, 12/05/22 (Call 09/05/22)	725	712,653
2.41%, 03/03/22 (Call 01/03/22)	333	329,354
2.42%, 11/17/20 (Call 10/17/20)	525	522,711
2.57%, 05/16/23 (Call 03/16/23)	100	98,746
2.90%, 03/03/24 (Call 01/03/24)	400	398,544
2.95%, 05/16/26 (Call 02/16/26)	650	639,060
3.19%, 06/24/23 (Call 03/24/23)	500	504,765
3.33%, 11/17/25 (Call 08/17/25)	200	202,624
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	200	193,238
4.38%, 06/01/24 (Call 03/01/24)	195	198,453
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	700	684,635
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	206,960
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	750	772,117
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	300	291,255
4.38%, 01/15/25 (Call 01/15/20)	125	126,583
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	255	279,248
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	25	24,715
4.38%, 01/15/28 (Call 10/15/27)	425	423,444
4.50%, 04/15/23 (Call 01/15/23)	50	51,016
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	250	249,003
5.85%, 12/15/25 (Call 09/15/25)	200	220,568
Ecopetrol SA 4.13%, 01/16/25	275	273,807
5.38%, 06/26/26 (Call 03/26/26)	350	367,997
5.88%, 09/18/23	300	322,098
Eni USA Inc., 7.30%, 11/15/27	75	88,675
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	125	124,290
4.10%, 02/01/21	525	534,838
4.15%, 01/15/26 (Call 10/15/25)	280	290,996
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	15	14,737
3.00%, 10/01/22 (Call 09/01/22)	165	159,350
3.90%, 10/01/27 (Call 07/01/27)	315	285,815
4.88%, 11/15/21	300	308,466

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA 2.45%, 01/17/23	$570	$561,176
2.65%, 01/15/24	15	14,787
2.75%, 11/10/21	135	134,949
3.63%, 09/10/28 (Call 06/10/28)	350	356,296
Exxon Mobil Corp. 1.91%, 03/06/20 (Call 02/06/20)	235	233,289
2.22%, 03/01/21 (Call 02/01/21)	747	740,165
2.40%, 03/06/22 (Call 01/06/22)	250	247,598
2.71%, 03/06/25 (Call 12/06/24)	575	566,800
2.73%, 03/01/23 (Call 01/01/23)	400	398,776
3.04%, 03/01/26 (Call 12/01/25)	440	437,659
3.18%, 03/15/24 (Call 12/15/23)	300	303,396
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)(d)	20	20,439
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	145	139,465
4.30%, 04/01/27 (Call 01/01/27)	160	154,750
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	250	263,705
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	100	100,547
Kerr-McGee Corp., 6.95%, 07/01/24	175	197,374
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	50	48,704
3.85%, 06/01/25 (Call 03/01/25)	325	321,607
4.40%, 07/15/27 (Call 04/15/27)	210	211,819
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	230	231,134
3.63%, 09/15/24 (Call 06/15/24)	140	138,537
3.80%, 04/01/28 (Call 01/01/28)(d)	25	24,045
4.75%, 12/15/23 (Call 10/15/23)(d)	100	103,862
5.13%, 03/01/21	305	316,071
5.13%, 12/15/26 (Call 09/15/26)(d)	50	52,429
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	50	47,375
3.90%, 11/15/24 (Call 08/15/24)	15	14,794
4.15%, 12/15/21 (Call 09/15/21)	625	635,700
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	200	198,206
2.70%, 02/15/23 (Call 11/15/22)	225	222,068
3.00%, 02/15/27 (Call 11/15/26)	40	38,890
3.13%, 02/15/22 (Call 11/15/21)	185	186,332
3.40%, 04/15/26 (Call 01/15/26)	600	601,542
3.50%, 06/15/25 (Call 03/15/25)	255	257,841
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	265	270,292
Petroleos Mexicanos 3.50%, 01/30/23	475	441,759
4.25%, 01/15/25	250	226,093
4.50%, 01/23/26	250	223,020
4.63%, 09/21/23	500	480,120
4.88%, 01/24/22	450	447,057
4.88%, 01/18/24	400	382,712
5.35%, 02/12/28	525	467,308
5.38%, 03/13/22	250	250,445
5.50%, 01/21/21	1,050	1,064,647
6.00%, 03/05/20	637	650,186
6.38%, 02/04/21	425	437,134
6.50%, 03/13/27	725	700,372
6.50%, 01/23/29	250	237,763
6.88%, 08/04/26	600	599,400

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)	$50	$49,864
4.30%, 04/01/22	400	414,220
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	55	55,126
3.95%, 07/15/22 (Call 04/15/22)	280	285,020
4.45%, 01/15/26 (Call 10/15/25)	185	191,812
Shell International Finance BV 1.75%, 09/12/21	325	316,865
1.88%, 05/10/21	250	245,208
2.13%, 05/11/20	555	551,032
2.25%, 11/10/20	400	396,832
2.25%, 01/06/23	420	410,306
2.38%, 08/21/22	200	196,836
2.50%, 09/12/26	537	507,658
2.88%, 05/10/26	445	432,829
3.25%, 05/11/25	575	577,116
3.40%, 08/12/23	200	203,768
3.50%, 11/13/23 (Call 10/13/23)	200	204,218
3.88%, 11/13/28 (Call 08/13/28)	120	124,589
4.38%, 03/25/20	100	101,726
Total Capital Canada Ltd., 2.75%, 07/15/23	175	172,849
Total Capital International SA 2.70%, 01/25/23	250	247,238
2.88%, 02/17/22	375	375,161
3.46%, 02/19/29 (Call 11/19/28)	200	199,564
3.70%, 01/15/24	425	435,901
3.75%, 04/10/24	389	400,157
Total Capital SA 3.88%, 10/11/28	25	25,877
4.13%, 01/28/21	225	230,704
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	355	339,696
3.65%, 03/15/25	135	133,341

		42,107,684

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21
(Call 05/15/21)	200	200,678
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	225	213,493
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	150	151,313
3.80%, 11/15/25 (Call 08/15/25)	550	552,728
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	375	363,424
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	270	277,403
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	195	191,736

		1,950,775

Packaging & Containers — 0.1%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)	50	45,692
4.50%, 10/15/21 (Call 07/15/21)	150	153,838
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	40	39,568
4.50%, 11/01/23 (Call 08/01/23)	225	232,967
WestRock RKT LLC 4.00%, 03/01/23 (Call 12/01/22)	275	277,486
4.90%, 03/01/22	50	51,477

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	$100	$94,806
3.38%, 09/15/27 (Call 06/15/27)	40	37,622
3.75%, 03/15/25 (Call 01/15/25)	75	73,327
4.65%, 03/15/26 (Call 01/15/26)	160	164,978

		1,171,761

Pharmaceuticals — 1.8%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	585	574,692
2.50%, 05/14/20 (Call 04/14/20)	700	695,590
2.85%, 05/14/23 (Call 03/14/23)	400	390,772
2.90%, 11/06/22	865	852,899
3.20%, 05/14/26 (Call 02/14/26)	675	636,802
3.38%, 11/14/21	100	100,689
3.60%, 05/14/25 (Call 02/14/25)	925	909,950
4.25%, 11/14/28 (Call 08/14/28)(a)	120	118,872
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	375	370,132
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	550	549,180
3.45%, 03/15/22 (Call 01/15/22)	500	498,080
3.80%, 03/15/25 (Call 12/15/24)	575	568,267
3.85%, 06/15/24 (Call 03/15/24)	270	268,993
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	245	236,160
3.38%, 09/15/20	150	150,225
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	100	97,008
3.40%, 05/15/24 (Call 02/15/24)	175	173,989
3.45%, 12/15/27 (Call 09/15/27)	175	168,035
3.50%, 11/15/21 (Call 08/15/21)	125	125,716
AstraZeneca PLC 2.38%, 11/16/20	375	371,014
2.38%, 06/12/22 (Call 05/12/22)	70	68,466
3.13%, 06/12/27 (Call 03/12/27)	60	56,840
3.38%, 11/16/25	600	589,980
3.50%, 08/17/23 (Call 07/17/23)	225	226,150
Bristol-Myers Squibb Co. 2.00%, 08/01/22	300	291,081
3.25%, 11/01/23	300	301,533
3.25%, 02/27/27	105	102,210
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	155	150,567
3.08%, 06/15/24 (Call 04/15/24)	300	286,911
3.41%, 06/15/27 (Call 03/15/27)	425	397,213
3.50%, 11/15/24 (Call 08/15/24)	150	146,913
4.63%, 12/15/20	200	204,846
Cigna Corp. 3.20%, 09/17/20(d)	650	650,767
3.40%, 09/17/21(d)	80	80,397
3.75%, 07/15/23 (Call 06/15/23)(d)	365	369,814
4.13%, 11/15/25 (Call 09/15/25)(d)	120	121,742
4.38%, 10/15/28 (Call 07/15/28)(d)	500	505,965
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	205	200,000
2.75%, 12/01/22 (Call 09/01/22)	375	366,262
2.80%, 07/20/20 (Call 06/20/20)	690	686,764
2.88%, 06/01/26 (Call 03/01/26)	300	279,246
3.35%, 03/09/21	750	752,340
3.38%, 08/12/24 (Call 05/12/24)	315	309,431
3.50%, 07/20/22 (Call 05/20/22)	250	251,300

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/09/23 (Call 02/09/23)	$725	$728,654
3.88%, 07/20/25 (Call 04/20/25)	215	214,740
4.00%, 12/05/23 (Call 09/05/23)	275	279,548
4.10%, 03/25/25 (Call 01/25/25)	675	684,362
4.13%, 05/15/21 (Call 02/15/21)	200	203,260
4.30%, 03/25/28 (Call 12/25/27)	2,125	2,125,786
4.75%, 12/01/22 (Call 09/01/22)	250	260,875
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)	215	211,227
3.38%, 03/15/29 (Call 12/15/28)	250	249,955
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	250	245,105
3.05%, 11/30/22 (Call 10/31/22)	350	346,136
3.30%, 02/25/21 (Call 01/25/21)	285	285,744
3.40%, 03/01/27 (Call 12/01/26)	115	109,494
3.50%, 06/15/24 (Call 03/15/24)	300	296,817
3.90%, 02/15/22	300	305,973
4.50%, 02/25/26 (Call 11/27/25)	425	434,894
4.75%, 11/15/21	300	311,448
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	415	411,228
3.38%, 05/15/23	100	101,264
3.63%, 05/15/25	85	86,569
3.88%, 05/15/28	250	256,832
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	1,000	997,650
3.13%, 05/14/21	325	326,979
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	225	221,094
2.05%, 03/01/23 (Call 01/01/23)	315	306,278
2.45%, 03/01/26 (Call 12/01/25)	500	477,825
2.95%, 09/01/20	100	100,609
2.95%, 03/03/27 (Call 12/03/26)	215	210,010
3.38%, 12/05/23	250	256,713
3.55%, 05/15/21	300	305,946
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	250	242,973
2.85%, 03/15/23 (Call 12/15/22)	125	121,436
3.65%, 11/30/20	200	201,284
3.80%, 03/15/24 (Call 12/15/23)	125	125,616
3.95%, 02/16/28 (Call 11/16/27)	65	63,803
Mead Johnson Nutrition Co. 3.00%, 11/15/20	260	259,886
4.13%, 11/15/25 (Call 08/15/25)	185	193,105
Merck & Co. Inc. 2.35%, 02/10/22	375	371,100
2.75%, 02/10/25 (Call 11/10/24)	510	499,734
2.80%, 05/18/23	490	487,609
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	50	47,205
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)	495	489,342
3.95%, 06/15/26 (Call 03/15/26)	540	504,884
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	350	345,765
2.40%, 09/21/22	425	419,874
3.10%, 05/17/27 (Call 02/17/27)	375	370,234
3.40%, 05/06/24	600	613,722
4.40%, 04/24/20	100	101,873

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	$250	$235,828
4.38%, 03/15/26 (Call 12/15/25)	200	189,418
Pfizer Inc. 1.95%, 06/03/21	100	98,377
2.20%, 12/15/21	320	316,019
2.75%, 06/03/26	800	773,992
3.00%, 09/15/21	100	100,729
3.00%, 06/15/23	250	251,255
3.00%, 12/15/26	315	309,053
3.20%, 09/15/23 (Call 08/15/23)	50	50,757
3.40%, 05/15/24	255	261,655
3.60%, 09/15/28 (Call 06/15/28)	725	736,933
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	200	203,284
3.63%, 06/19/28 (Call 03/19/28)	200	202,448
4.00%, 03/29/21	500	511,900
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)	720	703,814
2.88%, 09/23/23 (Call 07/23/23)	175	169,759
3.20%, 09/23/26 (Call 06/23/26)	690	648,931
Takeda Pharmaceutical Co. Ltd. 3.80%, 11/26/20(d)	500	504,625
4.40%, 11/26/23 (Call 10/26/23)(d)	250	258,140
5.00%, 11/26/28 (Call 08/26/28)(d)	250	261,920
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	175	163,102
3.25%, 08/20/21	95	95,431
3.25%, 02/01/23 (Call 11/01/22)	225	223,909
3.90%, 08/20/28 (Call 05/20/28)	240	238,795
4.50%, 11/13/25 (Call 08/13/25)	200	208,130

		39,784,467

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22 (Call 11/01/22)	600	597,258
4.25%, 12/01/27 (Call 09/01/27)	85	83,588
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	250	241,827
5.95%, 06/01/26 (Call 03/01/26)	240	248,402
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	25	23,390
4.13%, 12/01/27 (Call 09/01/27)	25	22,946
4.15%, 07/01/23 (Call 04/01/23)	120	120,311
4.35%, 10/15/24 (Call 07/15/24)	200	199,246
4.88%, 02/01/21 (Call 11/01/20)	75	76,371
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (Call 05/01/20)	125	125,120
4.50%, 06/01/25 (Call 03/01/25)	200	204,600
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	300	292,611
4.95%, 05/15/28 (Call 02/15/28)	130	129,152
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	255	259,835
4.38%, 10/15/20 (Call 09/15/20)	225	229,131
5.88%, 10/15/25 (Call 07/15/25)	115	128,003
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)	225	222,685
3.70%, 07/15/27 (Call 04/15/27)	300	294,219
4.25%, 12/01/26 (Call 09/01/26)	200	203,784

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	$140	$139,413
4.05%, 03/15/25 (Call 12/15/24)	475	472,520
4.15%, 10/01/20 (Call 08/01/20)	293	296,431
4.20%, 04/15/27 (Call 01/15/27)	25	24,361
4.50%, 04/15/24 (Call 03/15/24)	220	226,312
4.65%, 06/01/21 (Call 03/01/21)	325	332,936
4.75%, 01/15/26 (Call 10/15/25)	390	397,488
4.90%, 02/01/24 (Call 11/01/23)	50	52,041
4.95%, 06/15/28 (Call 03/15/28)	274	279,995
5.20%, 02/01/22 (Call 11/01/21)	190	198,024
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	125	132,520
Enterprise Products Operating LLC 2.85%, 04/15/21 (Call 03/15/21)	255	253,812
3.35%, 03/15/23 (Call 12/15/22)	500	501,130
3.50%, 02/01/22	100	101,141
3.70%, 02/15/26 (Call 11/15/25)	75	75,156
3.75%, 02/15/25 (Call 11/15/24)	249	252,324
3.90%, 02/15/24 (Call 11/15/23)	345	352,959
3.95%, 02/15/27 (Call 11/15/26)	340	345,012
4.15%, 10/16/28 (Call 07/16/28)	50	51,304
5.20%, 09/01/20	180	185,701
5.38%, 02/15/78 (Call 02/15/28)(b)(c)	200	176,956
EQM Midstream Partners LP, 4.00%, 08/01/24
(Call 05/01/24)	200	193,176
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	225	224,797
3.50%, 03/01/21 (Call 01/01/21)	412	414,225
3.95%, 09/01/22 (Call 06/01/22)	190	193,255
4.15%, 03/01/22	200	204,662
4.25%, 09/01/24 (Call 06/01/24)	165	169,562
4.30%, 05/01/24 (Call 02/01/24)	125	128,337
5.00%, 10/01/21 (Call 07/01/21)	100	103,867
6.50%, 04/01/20	330	341,504
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	200	197,916
4.30%, 06/01/25 (Call 03/01/25)	225	230,566
4.30%, 03/01/28 (Call 12/01/27)	200	202,312
6.50%, 09/15/20	200	209,686
Magellan Midstream Partners LP, 4.25%, 02/01/21	375	382,339
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	50	49,843
4.00%, 03/15/28 (Call 12/15/27)	390	377,575
4.13%, 03/01/27 (Call 12/01/26)	350	343,105
4.50%, 07/15/23 (Call 04/15/23)	75	77,570
4.88%, 12/01/24 (Call 09/01/24)	324	338,476
4.88%, 06/01/25 (Call 03/01/25)	300	312,342
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	75	73,643
4.25%, 02/01/22 (Call 11/01/21)	300	306,528
4.55%, 07/15/28 (Call 04/15/28)	80	81,147
7.50%, 09/01/23 (Call 06/01/23)	25	28,493
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	265	265,204
4.90%, 03/15/25 (Call 12/15/24)	50	51,949
5.00%, 09/15/23 (Call 06/15/23)	250	260,867
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	275	264,074

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	$195	$190,158
3.65%, 06/01/22 (Call 03/01/22)	75	74,764
3.85%, 10/15/23 (Call 07/15/23)	150	149,304
4.50%, 12/15/26 (Call 09/15/26)	140	140,029
4.65%, 10/15/25 (Call 07/15/25)	250	255,685
5.00%, 02/01/21 (Call 11/01/20)	50	51,115
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	50	49,329
5.00%, 03/15/27 (Call 09/15/26)	125	129,814
5.63%, 02/01/21 (Call 11/01/20)	145	150,026
5.63%, 04/15/23 (Call 01/15/23)	225	240,361
5.63%, 03/01/25 (Call 12/01/24)	625	675,331
5.75%, 05/15/24 (Call 02/15/24)	400	433,224
5.88%, 06/30/26 (Call 12/31/25)	415	452,441
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	108	103,615
3.50%, 03/15/25 (Call 12/15/24)	230	226,210
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	100	98,608
4.25%, 04/01/24 (Call 01/01/24)	25	25,373
4.40%, 04/01/21 (Call 03/01/21)	75	76,409
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	70	67,523
4.38%, 03/13/25 (Call 12/13/24)	175	175,842
4.65%, 06/15/21 (Call 03/15/21)	50	50,935
TransCanada PipeLines Ltd. 2.50%, 08/01/22	305	298,982
3.75%, 10/16/23 (Call 07/16/23)	200	203,482
4.25%, 05/15/28 (Call 02/15/28)	450	459,607
4.88%, 01/15/26 (Call 10/15/25)	25	26,415
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	425	421,243
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	75	72,825
4.00%, 07/01/22 (Call 04/01/22)	230	231,166
4.65%, 07/01/26 (Call 04/01/26)	250	248,512
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	225	223,776
3.60%, 03/15/22 (Call 01/15/22)	325	326,579
3.75%, 06/15/27 (Call 03/15/27)	565	547,869
3.90%, 01/15/25 (Call 10/15/24)	273	274,417
4.00%, 11/15/21 (Call 08/15/21)	170	173,155
4.00%, 09/15/25 (Call 06/15/25)	75	75,526
4.30%, 03/04/24 (Call 12/04/23)	110	112,643
5.25%, 03/15/20	375	382,822

		22,472,150

Real Estate — 0.0%
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	25	25,794
5.25%, 03/15/25 (Call 12/15/24)	200	211,304

		237,098

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)	125	121,870
3.95%, 01/15/28 (Call 10/15/27)	100	97,866
4.60%, 04/01/22 (Call 01/01/22)	275	284,003
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	154,822

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp. 2.25%, 01/15/22	$205	$199,668
2.80%, 06/01/20 (Call 05/01/20)	175	174,328
3.13%, 01/15/27 (Call 10/15/26)	75	70,142
3.38%, 10/15/26 (Call 07/15/26)	220	210,467
3.50%, 01/31/23	300	299,736
3.55%, 07/15/27 (Call 04/15/27)	205	196,685
3.60%, 01/15/28 (Call 10/15/27)	25	24,040
4.00%, 06/01/25 (Call 03/01/25)	250	252,255
4.40%, 02/15/26 (Call 11/15/25)	80	81,829
4.70%, 03/15/22	315	326,327
5.00%, 02/15/24	250	265,270
5.05%, 09/01/20	200	205,406
AvalonBay Communities Inc. 2.95%, 09/15/22 (Call 06/15/22)	325	322,319
2.95%, 05/11/26 (Call 02/11/26)	250	240,135
3.35%, 05/15/27 (Call 02/15/27)	100	98,012
3.45%, 06/01/25 (Call 03/03/25)	150	150,000
3.50%, 11/15/25 (Call 08/15/25)	57	56,840
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	225	208,328
3.13%, 09/01/23 (Call 06/01/23)	250	246,757
3.20%, 01/15/25 (Call 10/15/24)	275	267,217
3.65%, 02/01/26 (Call 11/03/25)	440	433,959
3.80%, 02/01/24 (Call 11/01/23)	250	252,355
3.85%, 02/01/23 (Call 11/01/22)	150	152,579
4.13%, 05/15/21 (Call 02/15/21)	325	331,084
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	96,226
Brixmor Operating Partnership LP 3.25%, 09/15/23 (Call 07/15/23)	250	242,438
3.65%, 06/15/24 (Call 04/15/24)	175	170,947
3.88%, 08/15/22 (Call 06/15/22)	20	20,058
3.90%, 03/15/27 (Call 12/15/26)	100	96,126
4.13%, 06/15/26 (Call 03/15/26)	300	293,418
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)	50	49,355
4.10%, 10/15/28 (Call 07/15/28)	100	102,082
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	360	362,552
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	300	280,902
Corporate Office Properties LP 3.70%, 06/15/21 (Call 04/15/21)	125	124,139
5.00%, 07/01/25 (Call 04/01/25)	100	102,489
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	145	141,234
3.20%, 09/01/24 (Call 07/01/24)	150	145,469
3.40%, 02/15/21 (Call 01/15/21)	200	200,506
3.65%, 09/01/27 (Call 06/01/27)	25	24,006
3.70%, 06/15/26 (Call 03/15/26)	250	244,010
3.80%, 02/15/28 (Call 11/15/27)	425	411,039
4.00%, 03/01/27 (Call 12/01/26)	50	49,560
4.45%, 02/15/26 (Call 11/15/25)	265	270,610
4.88%, 04/15/22	75	77,972
5.25%, 01/15/23	360	380,804
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)	20	18,539
4.00%, 11/15/25 (Call 08/15/25)	175	173,380

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 12/15/23 (Call 09/15/23)	$150	$153,482
4.38%, 02/15/29 (Call 11/15/28)	100	100,416
Digital Realty Trust LP 3.40%, 10/01/20 (Call 09/01/20)	250	250,230
3.63%, 10/01/22 (Call 07/03/22)	618	619,458
4.45%, 07/15/28 (Call 04/15/28)	75	76,089
5.25%, 03/15/21 (Call 12/15/20)	225	231,986
Duke Realty LP 3.88%, 10/15/22 (Call 07/15/22)	250	253,587
4.00%, 09/15/28 (Call 06/15/28)	25	25,142
4.38%, 06/15/22 (Call 03/15/22)	250	256,970
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)	50	49,424
4.75%, 12/15/26 (Call 09/15/26)	174	175,195
4.95%, 04/15/28 (Call 01/15/28)	200	204,106
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	195	186,102
3.00%, 04/15/23 (Call 01/15/23)	275	272,880
3.25%, 08/01/27 (Call 05/01/27)	50	48,756
4.15%, 12/01/28 (Call 09/01/28)	100	103,878
4.63%, 12/15/21 (Call 09/15/21)	100	103,932
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	130	128,252
3.50%, 04/01/25 (Call 01/01/25)	75	74,067
3.88%, 05/01/24 (Call 02/01/24)	490	494,131
GLP Capital LP/GLP Financing II Inc. 5.30%, 01/15/29 (Call 10/15/28)	25	25,359
5.38%, 11/01/23 (Call 08/01/23)	350	362,026
5.38%, 04/15/26	250	258,535
5.75%, 06/01/28 (Call 03/03/28)	250	259,890
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	300	296,217
3.88%, 08/15/24 (Call 05/17/24)	245	245,630
4.00%, 06/01/25 (Call 03/01/25)	220	221,025
4.25%, 11/15/23 (Call 08/15/23)	350	358,550
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	18,894
Healthcare Trust of America Holdings LP 2.95%, 07/01/22 (Call 06/01/22)	160	156,254
3.75%, 07/01/27 (Call 04/01/27)	150	144,549
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	100	99,250
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	150	134,112
4.25%, 02/15/21 (Call 11/15/20)	25	25,053
4.65%, 03/15/24 (Call 09/15/23)	150	149,843
5.00%, 08/15/22 (Call 02/15/22)	435	443,308
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	345,373
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	245,403
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	100	98,636
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	185	180,377
4.38%, 10/01/25 (Call 07/01/25)	100	101,633
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	200	184,418
3.13%, 06/01/23 (Call 03/01/23)	350	341,743
3.20%, 05/01/21 (Call 03/01/21)	100	99,611
3.30%, 02/01/25 (Call 12/01/24)	90	87,562
3.80%, 04/01/27 (Call 01/01/27)	150	147,354

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Liberty Property LP 4.38%, 02/01/29 (Call 11/01/28)	$25	$25,423
4.40%, 02/15/24 (Call 11/15/23)	250	258,385
4.75%, 10/01/20 (Call 07/01/20)	250	254,687
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	75	70,844
Mid-America Apartments LP 3.95%, 03/15/29 (Call 12/15/28)	70	69,468
4.30%, 10/15/23 (Call 07/15/23)	300	307,245
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	100	95,780
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	200	190,060
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)	250	245,230
4.75%, 01/15/28 (Call 10/15/27)(a)	130	130,441
4.95%, 04/01/24 (Call 01/01/24)	250	255,605
5.25%, 01/15/26 (Call 10/15/25)	150	154,389
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,522
Piedmont Operating Partnership LP 3.40%, 06/01/23 (Call 03/01/23)	200	194,472
4.45%, 03/15/24 (Call 12/15/23)	100	101,084
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	300	307,710
3.88%, 09/15/28 (Call 06/15/28)	50	51,210
4.25%, 08/15/23 (Call 05/15/23)	275	286,836
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	95,121
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	315	314,735
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	115	108,828
3.25%, 10/15/22 (Call 07/15/22)	400	401,440
3.65%, 01/15/28 (Call 10/15/27)	70	68,778
3.88%, 07/15/24 (Call 04/15/24)	100	101,275
3.88%, 04/15/25 (Call 02/15/25)	100	101,341
4.65%, 08/01/23 (Call 05/01/23)	250	262,902
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	61	59,168
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	150	142,655
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 04/01/19)	50	50,557
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	100	98,230
2.50%, 09/01/20 (Call 06/01/20)	125	124,299
2.63%, 06/15/22 (Call 03/15/22)	100	98,602
2.75%, 02/01/23 (Call 11/01/22)	200	197,442
3.25%, 11/30/26 (Call 08/30/26)	250	244,490
3.30%, 01/15/26 (Call 10/15/25)	250	245,677
3.38%, 10/01/24 (Call 07/01/24)	315	316,140
3.38%, 06/15/27 (Call 03/15/27)	275	269,775
3.75%, 02/01/24 (Call 11/01/23)	300	306,678
4.13%, 12/01/21 (Call 09/01/21)	500	514,085
4.38%, 03/01/21 (Call 12/01/20)	200	204,846
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	72,389
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	300	290,037
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	98,999
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	25	22,640
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	200	187,690
3.50%, 07/01/27 (Call 04/01/27)	100	96,483
3.50%, 01/15/28 (Call 10/15/27)	250	240,033
3.75%, 07/01/24 (Call 04/01/24)	135	135,246

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)	$25	$24,702
3.25%, 10/15/26 (Call 07/15/26)	300	284,961
3.50%, 04/15/24 (Call 03/15/24)	180	179,699
3.75%, 05/01/24 (Call 02/01/24)	100	100,519
3.85%, 04/01/27 (Call 01/01/27)	100	97,954
4.13%, 01/15/26 (Call 10/15/25)	50	50,259
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)	95	94,717
4.25%, 03/01/22 (Call 12/01/21)	250	256,315
VEREIT Operating Partnership LP 4.13%, 06/01/21 (Call 05/01/21)	250	251,832
4.60%, 02/06/24 (Call 11/06/23)	100	101,675
4.88%, 06/01/26 (Call 03/01/26)	250	254,905
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	400	413,784
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	83	75,659
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	275	272,569
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	60	60,104
3.75%, 03/15/23 (Call 12/15/22)	20	20,233
4.00%, 06/01/25 (Call 03/01/25)	254	256,263
4.13%, 03/15/29 (Call 09/15/28)	95	94,501
4.25%, 04/15/28 (Call 01/15/28)	200	201,968
4.50%, 01/15/24 (Call 10/15/23)	270	280,168
4.95%, 01/15/21 (Call 10/15/20)	100	102,586
5.25%, 01/15/22 (Call 10/15/21)(a)	100	104,689
Weyerhaeuser Co., 4.63%, 09/15/23	125	130,378
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	305	313,936

		31,158,196

Retail — 0.9%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)	50	51,036
4.50%, 12/01/23 (Call 09/01/23)	175	180,351
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	155	154,062
3.80%, 11/15/27 (Call 08/15/27)	125	112,734
4.50%, 10/01/25 (Call 07/01/25)	40	38,966
AutoZone Inc. 3.13%, 04/21/26 (Call 01/21/26)	275	261,596
3.25%, 04/15/25 (Call 01/15/25)	165	159,694
3.70%, 04/15/22 (Call 01/15/22)	300	303,579
Best Buy Co. Inc. 4.45%, 10/01/28 (Call 07/01/28)	25	24,147
5.50%, 03/15/21 (Call 12/15/20)	338	351,746
Costco Wholesale Corp. 2.15%, 05/18/21 (Call 04/18/21)	275	271,826
2.25%, 02/15/22	195	192,393
2.30%, 05/18/22 (Call 04/18/22)	65	64,065
3.00%, 05/18/27 (Call 02/18/27)	350	341,936
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	125	120,830
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	225	222,084
3.88%, 04/15/27 (Call 01/15/27)	250	245,915
4.13%, 05/01/28 (Call 02/01/28)	150	149,366
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	300	285,681
Home Depot Inc. (The) 2.00%, 04/01/21 (Call 03/01/21)	595	586,991
2.13%, 09/15/26 (Call 06/15/26)	280	258,972

Security	Par (000)	Value

Retail (continued)
2.63%, 06/01/22 (Call 05/01/22)	$300	$298,659
2.70%, 04/01/23 (Call 01/01/23)	100	99,503
2.80%, 09/14/27 (Call 06/14/27)	305	293,718
3.00%, 04/01/26 (Call 01/01/26)	250	246,025
3.25%, 03/01/22	25	25,343
3.35%, 09/15/25 (Call 06/15/25)	165	167,394
3.75%, 02/15/24 (Call 11/15/23)	350	363,086
3.90%, 12/06/28 (Call 09/06/28)	125	129,760
4.40%, 04/01/21 (Call 01/01/21)	132	135,882
Kohl’s Corp. 3.25%, 02/01/23 (Call 11/01/22)	35	34,106
4.25%, 07/17/25 (Call 04/17/25)	200	197,264
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	300	274,530
3.10%, 05/03/27 (Call 02/03/27)	250	235,817
3.12%, 04/15/22 (Call 01/15/22)	75	74,858
3.13%, 09/15/24 (Call 06/15/24)	100	97,689
3.38%, 09/15/25 (Call 06/15/25)	275	268,947
3.80%, 11/15/21 (Call 08/15/21)	275	278,754
4.63%, 04/15/20 (Call 10/15/19)	50	50,500
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)	150	141,026
3.63%, 06/01/24 (Call 03/01/24)	200	187,934
3.88%, 01/15/22 (Call 10/15/21)	190	190,492
4.38%, 09/01/23 (Call 06/01/23)	50	49,230
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	200	198,686
2.63%, 01/15/22	300	297,849
2.75%, 12/09/20 (Call 11/09/20)	600	599,142
3.25%, 06/10/24	125	125,553
3.35%, 04/01/23 (Call 03/01/23)	200	201,866
3.50%, 03/01/27 (Call 12/01/26)	440	433,827
3.70%, 01/30/26 (Call 10/30/25)	400	403,592
3.80%, 04/01/28 (Call 01/01/28)	125	124,819
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	150	152,330
4.00%, 03/15/27 (Call 12/15/26)	150	143,313
6.95%, 03/15/28	35	39,861
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)	215	209,739
3.85%, 06/15/23 (Call 03/15/23)	290	294,304
4.63%, 09/15/21 (Call 06/15/21)	115	118,575
QVC Inc. 4.38%, 03/15/23	200	202,058
4.45%, 02/15/25 (Call 11/15/24)	115	112,457
4.85%, 04/01/24	150	151,319
5.13%, 07/02/22	120	124,998
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	50	49,288
2.45%, 06/15/26 (Call 03/15/26)	210	192,979
2.70%, 06/15/22 (Call 04/15/22)	175	173,416
3.10%, 03/01/23 (Call 02/01/23)	300	299,373
3.50%, 03/01/28 (Call 12/01/27)	200	195,794
3.80%, 08/15/25 (Call 06/15/25)	300	304,053
3.85%, 10/01/23 (Call 07/01/23)	140	143,594
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	75	72,769
4.13%, 07/15/27 (Call 04/15/27)	180	168,156

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Target Corp. 2.50%, 04/15/26	$200	$190,676
2.90%, 01/15/22	315	316,947
3.50%, 07/01/24	440	451,444
3.88%, 07/15/20	175	177,636
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	300	277,050
2.50%, 05/15/23 (Call 02/15/23)	125	122,658
Walgreen Co., 3.10%, 09/15/22	175	174,405
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	500	478,425
3.80%, 11/18/24 (Call 08/18/24)	475	476,791
Walmart Inc. 1.90%, 12/15/20	375	370,005
2.35%, 12/15/22 (Call 11/15/22)	250	246,235
2.55%, 04/11/23 (Call 01/11/23)	95	94,030
2.65%, 12/15/24 (Call 10/15/24)	330	324,796
3.13%, 06/23/21	395	398,875
3.30%, 04/22/24 (Call 01/22/24)	300	305,241
3.40%, 06/26/23 (Call 05/26/23)	495	504,702
3.55%, 06/26/25 (Call 04/26/25)	455	467,121
3.63%, 07/08/20	75	75,971
5.88%, 04/05/27	175	205,537

		19,410,742

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 6.75%, 03/19/20	100	103,668
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	167	166,601

		270,269

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	250	261,997
Analog Devices Inc. 2.50%, 12/05/21 (Call 11/05/21)	25	24,497
2.88%, 06/01/23 (Call 03/01/23)	200	194,238
2.95%, 01/12/21	95	94,569
3.50%, 12/05/26 (Call 09/05/26)	450	433,350
3.90%, 12/15/25 (Call 09/15/25)	50	50,014
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)	135	134,433
3.30%, 04/01/27 (Call 01/01/27)	200	197,694
3.90%, 10/01/25 (Call 07/01/25)	210	216,949
4.30%, 06/15/21	350	360,423
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	400	390,488
2.65%, 01/15/23 (Call 12/15/22)	300	285,624
3.00%, 01/15/22 (Call 12/15/21)	385	377,781
3.13%, 01/15/25 (Call 11/15/24)	260	240,893
3.50%, 01/15/28 (Call 10/15/27)	25	22,250
3.63%, 01/15/24 (Call 11/15/23)	375	364,234
3.88%, 01/15/27 (Call 10/15/26)	1,200	1,111,704
Intel Corp. 1.85%, 05/11/20	50	49,520
2.60%, 05/19/26 (Call 02/19/26)	300	287,436
2.88%, 05/11/24 (Call 03/11/24)	325	322,039
3.10%, 07/29/22	400	404,452
3.15%, 05/11/27 (Call 02/11/27)	410	406,798
3.30%, 10/01/21	850	864,076
3.70%, 07/29/25 (Call 04/29/25)	500	514,865

Security	Par (000)	Value

Semiconductors (continued)
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	$250	$254,467
4.65%, 11/01/24 (Call 08/01/24)	254	265,918
Lam Research Corp. 2.80%, 06/15/21 (Call 05/15/21)	80	79,506
3.75%, 03/15/26 (Call 01/15/26)	30	30,087
3.80%, 03/15/25 (Call 12/15/24)	200	201,780
4.00%, 03/15/29 (Call 12/15/28)	55	55,000
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	107,662
Micron Technology Inc. 4.64%, 02/06/24 (Call 01/06/24)	40	40,240
4.98%, 02/06/26 (Call 12/06/25)	100	99,598
5.33%, 02/06/29 (Call 11/06/28)	100	99,993
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	225	221,042
3.20%, 09/16/26 (Call 06/16/26)	200	194,936
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(d)	50	51,347
5.35%, 03/01/26 (Call 01/01/26)(d)	50	52,358
QUALCOMM Inc. 2.25%, 05/20/20	330	327,162
2.60%, 01/30/23 (Call 12/30/22)	95	92,406
2.90%, 05/20/24 (Call 03/20/24)	150	145,090
3.00%, 05/20/22	665	661,821
3.25%, 05/20/27 (Call 02/20/27)	600	567,636
3.45%, 05/20/25 (Call 02/20/25)	450	442,512
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	145	143,289
2.63%, 05/15/24 (Call 03/15/24)	55	53,935
2.75%, 03/12/21 (Call 02/12/21)	425	424,511
2.90%, 11/03/27 (Call 08/03/27)	60	58,219
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	170	166,374
3.00%, 03/15/21	100	99,614

		12,546,827

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,788

Software — 0.8%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	50	48,904
3.40%, 09/15/26 (Call 06/15/26)	350	335,304
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	375	377,685
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	195	183,725
4.38%, 06/15/25 (Call 03/15/25)	125	126,855
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	200	190,300
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	200	197,834
4.70%, 03/15/27 (Call 12/15/26)	150	144,867
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	143,703
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	160	162,146
4.80%, 03/01/26 (Call 12/01/25)	95	99,595
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	175	170,282
3.00%, 08/15/26 (Call 05/15/26)	225	209,689

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.50%, 04/15/23 (Call 01/15/23)	$365	$362,960
3.63%, 10/15/20 (Call 09/15/20)	100	100,650
4.50%, 10/15/22 (Call 08/15/22)	250	257,750
5.00%, 10/15/25 (Call 07/15/25)	100	105,586
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	175	175,432
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	225	225,878
4.75%, 06/15/21	250	256,685
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	705	686,592
2.00%, 11/03/20 (Call 10/03/20)	580	574,084
2.00%, 08/08/23 (Call 06/08/23)	275	266,222
2.13%, 11/15/22	125	122,746
2.38%, 02/12/22 (Call 01/12/22)	675	669,094
2.40%, 02/06/22 (Call 01/06/22)	645	640,008
2.40%, 08/08/26 (Call 05/08/26)	1,145	1,088,151
2.65%, 11/03/22 (Call 09/03/22)	50	49,928
2.70%, 02/12/25 (Call 11/12/24)	550	541,854
2.88%, 02/06/24 (Call 12/06/23)	385	385,200
3.13%, 11/03/25 (Call 08/03/25)	795	800,167
3.63%, 12/15/23 (Call 09/15/23)	775	803,861
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	400	391,188
2.40%, 09/15/23 (Call 07/15/23)	525	510,646
2.50%, 05/15/22 (Call 03/15/22)	600	592,686
2.50%, 10/15/22	515	507,538
2.63%, 02/15/23 (Call 01/15/23)	440	434,122
2.65%, 07/15/26 (Call 04/15/26)	815	774,560
2.80%, 07/08/21	550	550,401
2.95%, 11/15/24 (Call 09/15/24)	450	444,730
2.95%, 05/15/25 (Call 02/15/25)	550	540,441
3.25%, 11/15/27 (Call 08/15/27)	375	369,319
3.40%, 07/08/24 (Call 04/08/24)	125	126,541
3.63%, 07/15/23	323	331,643
3.88%, 07/15/20	400	405,952
VMware Inc. 2.30%, 08/21/20	410	404,908
2.95%, 08/21/22 (Call 07/21/22)	345	338,121
3.90%, 08/21/27 (Call 05/21/27)	150	140,058

		17,366,591

Telecommunications — 1.0%
America Movil SAB de CV, 5.00%, 03/30/20	725	738,550
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	590	585,953
2.63%, 12/01/22 (Call 09/01/22)	50	48,846
3.00%, 02/15/22	450	447,700
3.00%, 06/30/22 (Call 04/30/22)	600	595,500
3.20%, 03/01/22 (Call 02/01/22)	225	224,908
3.40%, 05/15/25 (Call 02/15/25)	640	623,648
3.60%, 02/17/23 (Call 12/17/22)	100	100,620
3.80%, 03/15/22	400	406,364
3.80%, 03/01/24 (Call 01/01/24)	150	151,362
3.88%, 08/15/21	275	279,964
3.90%, 03/11/24 (Call 12/11/23)	300	304,170
3.95%, 01/15/25 (Call 10/15/24)	325	326,183
4.10%, 02/15/28 (Call 11/15/27)	525	517,692
4.13%, 02/17/26 (Call 11/17/25)	400	400,616
4.25%, 03/01/27 (Call 12/01/26)	315	316,332
4.35%, 03/01/29 (Call 12/01/28)	340	338,626
4.45%, 05/15/21	400	410,752

Security	Par (000)	Value

Telecommunications (continued)
4.45%, 04/01/24 (Call 01/01/24)	$375	$388,260
5.00%, 03/01/21	350	364,693
5.20%, 03/15/20	200	204,604
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	200	205,902
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	400	391,128
2.20%, 02/28/21	630	623,687
2.20%, 09/20/23 (Call 07/20/23)	200	194,832
2.45%, 06/15/20	225	224,260
2.50%, 09/20/26 (Call 06/20/26)	300	285,198
2.60%, 02/28/23	375	372,915
2.95%, 02/28/26	250	246,043
3.00%, 06/15/22	45	45,339
3.63%, 03/04/24	375	388,410
Juniper Networks Inc. 4.50%, 03/15/24	175	179,828
4.60%, 03/15/21	195	199,282
Motorola Solutions Inc. 3.50%, 09/01/21	125	125,108
3.50%, 03/01/23	55	54,120
3.75%, 05/15/22	240	240,840
4.00%, 09/01/24	125	125,276
4.60%, 02/23/28 (Call 11/23/27)	75	73,316
7.50%, 05/15/25	75	86,192
Orange SA, 4.13%, 09/14/21	150	154,865
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	215	201,485
3.63%, 12/15/25 (Call 09/15/25)	135	135,009
4.10%, 10/01/23 (Call 07/01/23)	300	310,617
Telefonica Emisiones SA 5.13%, 04/27/20	50	51,094
5.46%, 02/16/21	450	468,922
Telefonica Emisiones SAU, 4.10%, 03/08/27	250	246,095
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	24,511
Verizon Communications Inc. 1.75%, 08/15/21	250	243,520
2.45%, 11/01/22 (Call 08/01/22)	275	269,838
2.63%, 08/15/26	440	411,039
2.95%, 03/15/22	365	365,336
3.00%, 11/01/21 (Call 09/01/21)	500	501,610
3.13%, 03/16/22	100	100,387
3.38%, 02/15/25	850	850,493
3.45%, 03/15/21	200	202,064
3.50%, 11/01/21	265	269,248
3.50%, 11/01/24 (Call 08/01/24)	700	706,902
3.88%, 02/08/29 (Call 11/08/28)	55	54,963
4.13%, 03/16/27	820	838,655
4.15%, 03/15/24 (Call 12/15/23)	99	103,187
4.33%, 09/21/28	500	517,490
5.15%, 09/15/23	725	787,778
Vodafone Group PLC 2.50%, 09/26/22	325	317,336
2.95%, 02/19/23	250	244,260
3.75%, 01/16/24	285	283,994
4.13%, 05/30/25	295	295,912
4.38%, 05/30/28	550	544,566

		21,338,195

Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	150	149,896

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles (continued)
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	$100	$101,578

		251,474

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	145	144,197
3.50%, 09/15/27 (Call 06/15/27)	145	134,860

		279,057

Transportation — 0.5%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	250	250,072
3.00%, 04/01/25 (Call 01/01/25)	465	460,880
3.05%, 03/15/22 (Call 12/15/21)	160	160,374
3.05%, 09/01/22 (Call 06/01/22)	75	75,350
3.25%, 06/15/27 (Call 03/15/27)(a)	25	24,868
3.40%, 09/01/24 (Call 06/01/24)	400	407,128
3.75%, 04/01/24 (Call 01/01/24)	500	515,750
3.85%, 09/01/23 (Call 06/01/23)	220	227,680
Canadian National Railway Co. 2.85%, 12/15/21 (Call 09/15/21)	250	248,892
2.95%, 11/21/24 (Call 08/21/24)	320	317,907
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	75	75,470
Cie. de Chemin de Fer Canadien Pacifique 2.90%, 02/01/25 (Call 11/01/24)	250	241,872
4.00%, 06/01/28 (Call 03/01/28)	25	25,575
CSX Corp. 3.35%, 11/01/25 (Call 08/01/25)	200	197,540
3.40%, 08/01/24 (Call 05/01/24)	100	100,437
3.70%, 10/30/20 (Call 07/30/20)	250	252,380
3.80%, 03/01/28 (Call 12/01/27)	525	523,441
4.25%, 06/01/21 (Call 03/01/21)	100	102,331
FedEx Corp. 3.25%, 04/01/26 (Call 01/01/26)	95	92,328
3.30%, 03/15/27 (Call 12/15/26)	165	158,313
3.40%, 02/15/28 (Call 11/15/27)	200	191,806
4.00%, 01/15/24	455	468,705
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	300	299,349
3.88%, 03/01/26 (Call 01/01/26)	50	49,880
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	100	98,079
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	24,451
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	200	197,912
2.90%, 06/15/26 (Call 03/15/26)	205	196,843
3.00%, 04/01/22 (Call 01/01/22)	375	374,209
3.25%, 12/01/21 (Call 09/01/21)	50	50,173
3.80%, 08/01/28 (Call 05/01/28)	65	65,558
3.85%, 01/15/24 (Call 10/15/23)	225	230,008
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	115	112,061
2.50%, 05/11/20 (Call 04/11/20)	105	104,219
2.50%, 09/01/22 (Call 08/01/22)	105	101,466
2.65%, 03/02/20 (Call 02/02/20)	100	99,511
2.88%, 09/01/20 (Call 08/01/20)	205	204,039
3.65%, 03/18/24 (Call 02/18/24)	60	59,938
3.75%, 06/09/23 (Call 05/09/23)	40	40,230
3.88%, 12/01/23 (Call 11/01/23)	125	126,194

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp. 2.75%, 03/01/26 (Call 12/01/25)	$400	$380,700
3.00%, 04/15/27 (Call 01/15/27)(a)	415	397,371
3.15%, 03/01/24 (Call 02/01/24)	30	29,950
3.20%, 06/08/21	100	100,647
3.50%, 06/08/23 (Call 05/08/23)	60	60,833
3.70%, 03/01/29 (Call 12/01/28)	45	44,805
3.75%, 07/15/25 (Call 05/15/25)	135	137,789
3.95%, 09/10/28 (Call 06/10/28)	125	127,351
4.00%, 02/01/21 (Call 11/01/20)	225	229,036
4.16%, 07/15/22 (Call 04/15/22)	300	311,709
United Parcel Service Inc. 2.05%, 04/01/21	275	271,318
2.35%, 05/16/22 (Call 04/16/22)	25	24,645
2.40%, 11/15/26 (Call 08/15/26)	125	117,347
2.45%, 10/01/22	600	594,714
3.05%, 11/15/27 (Call 08/15/27)	305	297,229
3.13%, 01/15/21	250	252,085

		10,930,748

Trucking & Leasing — 0.0%
GATX Corp. 2.60%, 03/30/20 (Call 02/28/20)	100	99,324
3.25%, 09/15/26 (Call 06/15/26)	130	120,532
3.85%, 03/30/27 (Call 12/30/26)	50	47,981
4.35%, 02/15/24 (Call 01/15/24)	100	101,318
4.70%, 04/01/29 (Call 01/01/29)	100	101,275
4.85%, 06/01/21	50	51,294

		521,724

Water — 0.0%
American Water Capital Corp. 3.75%, 09/01/28 (Call 06/01/28)	100	101,182
2.95%, 09/01/27 (Call 06/01/27)	270	256,514
3.40%, 03/01/25 (Call 12/01/24)	125	124,841

		482,537

Total Corporate Bonds & Notes — 33.6% (Cost: $746,384,768)		741,453,686

Foreign Government Obligations(f)

Canada — 0.5%
Canada Government International Bond, 2.00%, 11/15/22	175	171,642
Export Development Canada 1.50%, 05/26/21	100	97,602
1.75%, 07/21/20	600	592,830
2.00%, 11/30/20	250	247,380
2.00%, 05/17/22	150	147,213
2.75%, 03/15/23	400	401,904
Hydro-Quebec, 9.40%, 02/01/21	352	393,589
Province of Alberta Canada 2.20%, 07/26/22	225	220,365
3.30%, 03/15/28	350	353,958
Province of British Columbia Canada 2.00%, 10/23/22	150	146,352
2.25%, 06/02/26	725	693,651
2.65%, 09/22/21(a)	175	174,939
Province of Manitoba Canada 2.05%, 11/30/20	200	197,672
2.10%, 09/06/22	175	170,399
2.13%, 05/04/22	150	146,777

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
2.13%, 06/22/26	$250	$234,730
3.05%, 05/14/24(a)	75	75,459
Province of New Brunswick Canada 2.50%, 12/12/22	50	49,261
3.63%, 02/24/28	100	102,968
Province of Ontario Canada 1.88%, 05/21/20	175	173,231
2.20%, 10/03/22	225	220,225
2.25%, 05/18/22	600	589,734
2.40%, 02/08/22	325	321,448
2.50%, 09/10/21(a)	200	198,732
2.50%, 04/27/26	600	579,186
2.55%, 02/12/21	500	498,280
3.20%, 05/16/24	750	759,585
4.40%, 04/14/20	700	712,852
Province of Quebec Canada 2.38%, 01/31/22	150	148,555
2.50%, 04/20/26	475	460,056
2.63%, 02/13/23	350	347,634
2.75%, 08/25/21	50	50,066
2.75%, 04/12/27	400	391,260
3.50%, 07/29/20	525	530,749
Series NN, 7.13%, 02/09/24	225	266,553
Series QO, 2.88%, 10/16/24	500	499,445

		11,366,282

Chile — 0.1%
Chile Government International Bond 2.25%, 10/30/22	250	244,455
3.24%, 02/06/28 (Call 11/06/27)	400	393,788
3.25%, 09/14/21	250	251,793
3.88%, 08/05/20	500	507,115

		1,397,151

Colombia — 0.1%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	550	542,509
4.38%, 07/12/21	350	358,123
4.50%, 01/28/26 (Call 10/28/25)	200	206,210
8.13%, 05/21/24	400	476,340

		1,583,182

Germany — 0.1%
FMS Wertmanagement 1.75%, 03/17/20	420	416,165
2.75%, 01/30/24	1,000	1,004,200

		1,420,365

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	374	400,374
5.38%, 03/25/24	470	510,782
5.75%, 11/22/23	380	416,617
6.38%, 03/29/21	450	478,211

		1,805,984

Indonesia — 0.0%
Indonesia Government International Bond 2.95%, 01/11/23	200	195,356
4.10%, 04/24/28	650	646,191

		841,547

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond 2.88%, 03/16/26	$350	$343,186
4.00%, 06/30/22	200	207,132

		550,318

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	685	748,746

Japan — 0.3%
Japan Bank for International Cooperation 1.88%, 07/21/26	750	690,780
2.00%, 11/04/21	300	293,856
2.13%, 11/16/20	350	346,374
2.13%, 02/10/25	400	381,276
2.25%, 11/04/26	250	235,760
2.38%, 07/21/22	350	344,379
2.38%, 11/16/22	600	589,236
2.50%, 06/01/22	500	494,325
2.75%, 11/16/27	250	242,150
2.88%, 06/01/27	400	392,056
2.88%, 07/21/27	500	488,870
3.13%, 07/20/21(a)	250	252,162
3.25%, 07/20/28	250	251,088
3.38%, 10/31/23	500	510,240
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	306,033
Japan International Cooperation Agency, 2.13%, 10/20/26	280	261,433

		6,080,018

Mexico — 0.2%
Mexico Government International Bond 3.50%, 01/21/21(a)	225	225,938
3.60%, 01/30/25	500	489,405
3.63%, 03/15/22	750	753,975
3.75%, 01/11/28	500	479,015
4.00%, 10/02/23	750	758,145
4.13%, 01/21/26	500	499,955
4.15%, 03/28/27	500	495,190

		3,701,623

Panama — 0.0%
Panama Government International Bond 4.00%, 09/22/24 (Call 06/22/24)	450	462,906
7.13%, 01/29/26	250	300,953
8.88%, 09/30/27	400	544,188

		1,308,047

Peru — 0.0%
Peruvian Government International Bond 4.13%, 08/25/27	80	84,934
7.35%, 07/21/25	380	469,034

		553,968

Philippines — 0.1%
Philippine Government International Bond 3.00%, 02/01/28	400	385,696
4.00%, 01/15/21	400	407,540
5.50%, 03/30/26	362	409,918
10.63%, 03/16/25	300	421,008

		1,624,162

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	$350	$349,503
3.25%, 04/06/26	450	449,446
4.00%, 01/22/24	300	311,532
5.00%, 03/23/22	275	290,950
5.13%, 04/21/21	400	418,404

		1,819,835

South Korea — 0.1%
Export-Import Bank of Korea 2.63%, 05/26/26	200	188,384
2.75%, 01/25/22	500	494,800
2.88%, 01/21/25	400	389,024
3.00%, 11/01/22	200	198,990
3.25%, 08/12/26	200	196,204
4.00%, 01/29/21	100	101,652
5.00%, 04/11/22	600	632,862
Korea International Bond 3.50%, 09/20/28	200	202,718
5.63%, 11/03/25	250	286,417

		2,691,051

Supranational — 2.4%
African Development Bank 1.25%, 07/26/21	500	484,255
2.13%, 11/16/22	550	540,089
2.38%, 09/23/21	428	425,458
2.63%, 03/22/21	400	399,948
Asian Development Bank 1.38%, 03/23/20(a)	600	592,218
1.63%, 05/05/20	625	617,825
1.63%, 03/16/21(a)	900	882,567
1.75%, 06/08/21	700	686,917
1.75%, 09/13/22	575	558,601
1.88%, 02/18/22(a)	775	759,415
2.00%, 02/16/22	125	122,940
2.00%, 01/22/25(a)	370	356,162
2.00%, 04/24/26	550	522,566
2.25%, 01/20/21	905	899,027
2.50%, 11/02/27	500	486,825
2.63%, 01/30/24	500	499,720
2.63%, 01/12/27(a)	550	542,311
2.75%, 03/17/23	1,100	1,106,160
2.75%, 01/19/28	250	248,098
Corp. Andina de Fomento 2.13%, 09/27/21	525	511,187
4.38%, 06/15/22	400	413,412
Council of Europe Development Bank 1.63%, 03/16/21	225	220,559
2.63%, 02/13/23	345	344,886
European Bank for Reconstruction & Development
1.50%, 03/16/20	1,125	1,112,096
1.50%, 11/02/21	250	242,925
1.63%, 05/05/20	100	98,839
1.88%, 02/23/22	150	146,861
2.00%, 02/01/21	25	24,713
2.13%, 03/07/22	250	246,463
2.75%, 04/26/21	100	100,256
2.75%, 03/07/23	300	301,134

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
1.38%, 06/15/20	$345	$339,618
1.38%, 09/15/21	450	436,824
1.63%, 03/16/20	475	470,184
1.63%, 08/14/20(a)	100	98,589
1.63%, 06/15/21	1,500	1,467,405
1.75%, 05/15/20	100	98,979
1.88%, 02/10/25	1,150	1,099,158
2.00%, 03/15/21	1,625	1,605,272
2.00%, 12/15/22	50	48,945
2.13%, 10/15/21	75	74,146
2.13%, 04/13/26	600	575,688
2.25%, 03/15/22	1,050	1,040,056
2.25%, 08/15/22	1,250	1,236,212
2.38%, 05/13/21	520	517,358
2.38%, 06/15/22	781	775,947
2.38%, 05/24/27	354	342,888
2.50%, 04/15/21	300	299,265
2.50%, 03/15/23	1,075	1,070,625
2.88%, 09/15/20	900	903,519
2.88%, 12/15/21	250	251,930
3.13%, 12/14/23	500	510,890
3.25%, 01/29/24	1,100	1,131,086
4.00%, 02/16/21	675	692,563
Inter-American Development Bank
1.25%, 09/14/21	525	507,796
1.38%, 07/15/20	800	786,672
1.63%, 05/12/20	750	741,277
1.75%, 04/14/22	925	901,505
1.75%, 09/14/22	440	427,205
1.88%, 06/16/20	500	495,240
1.88%, 03/15/21	175	172,473
2.13%, 11/09/20	675	669,472
2.13%, 01/18/22	500	493,475
2.13%, 01/15/25	1,050	1,017,607
2.38%, 07/07/27	150	144,975
2.50%, 01/18/23	750	747,067
2.63%, 04/19/21	800	800,192
3.00%, 02/21/24	950	965,076
3.13%, 09/18/28	650	663,858
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,125	1,095,187
1.38%, 09/20/21	50	48,503
1.63%, 09/04/20	240	236,486
1.63%, 03/09/21	1,200	1,176,972
1.75%, 04/19/23(a)	50	48,316
1.88%, 04/21/20	640	634,758
1.88%, 10/07/22	450	438,701
1.88%, 10/27/26	350	329,098
2.00%, 01/26/22	1,475	1,450,869
2.13%, 11/01/20	450	446,400
2.13%, 02/13/23(a)	200	196,380
2.13%, 03/03/25	250	242,578
2.25%, 06/24/21	1,175	1,165,412
2.50%, 11/25/24	340	336,848
2.50%, 07/29/25	900	888,624
2.50%, 11/22/27	100	97,579
2.75%, 07/23/21	750	752,662
3.00%, 09/27/23	700	711,074
7.63%, 01/19/23	900	1,063,530

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Finance Corp. 1.13%, 07/20/21	$250	$241,623
1.63%, 07/16/20	325	320,717
2.00%, 10/24/22	225	220,345
2.13%, 04/07/26	250	240,290
2.25%, 01/25/21	500	496,625
Nordic Investment Bank 2.13%, 02/01/22	250	246,548
2.25%, 02/01/21	250	248,235

		52,489,830

Sweden — 0.1%
Svensk Exportkredit AB 1.75%, 05/18/20	200	197,782
1.75%, 03/10/21	1,100	1,080,035
2.88%, 03/14/23	200	201,158

		1,478,975

Uruguay — 0.0%
Uruguay Government International Bond 4.38%, 10/27/27(a)	225	231,773
4.50%, 08/14/24	400	415,524
8.00%, 11/18/22	200	226,128

		873,425

Total Foreign Government Obligations — 4.2% (Cost: $93,293,529)		92,334,509

Municipal Debt Obligations

California — 0.0%
State of California GO 3.38%, 04/01/25	200	202,604
6.20%, 03/01/19	100	100,029
6.20%, 10/01/19	20	20,406
State of California GO BAB, 5.70%, 11/01/21	300	322,449

		645,488

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	250,160

Illinois — 0.1%
State of Illinois GO 4.95%, 06/01/23(a)	360	366,865
5.88%, 03/01/19	400	400,088

		766,953

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(g)	50	48,543
Series B, 0.00%, 02/15/23 (AGM)(g)	600	519,588

		568,131

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	227,692
Series B, 5.68%, 06/30/28 (NPFGC)	255	293,258

		520,950

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	255,135

Total Municipal Debt Obligations — 0.1% (Cost: $2,997,654)		3,006,817

Security	Par (000)	Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.4%
Federal Farm Credit Banks, 2.85%, 09/20/21	$2,555	$2,571,378
Federal Home Loan Banks 1.38%, 09/28/20	500	490,805
1.75%, 06/12/20	350	346,420
2.63%, 10/01/20	315	315,088
2.75%, 12/13/24	250	250,585
2.88%, 09/11/20	600	602,832
3.00%, 12/09/22	2,095	2,125,629
3.13%, 06/13/25	3,730	3,775,170
3.25%, 11/16/28	1,670	1,707,725
3.63%, 06/11/21	3,100	3,171,641
Federal Home Loan Mortgage Corp. 2.38%, 02/16/21	2,260	2,251,299
2.38%, 01/13/22	1,195	1,188,822
Federal National Mortgage Association 1.25%, 05/06/21	550	535,277
1.38%, 02/26/21	2,265	2,214,513
1.38%, 10/07/21	3,850	3,738,311
1.88%, 04/05/22	250	245,078
1.88%, 09/24/26	300	279,210
2.00%, 01/05/22	1,000	985,230
2.38%, 01/19/23	670	665,839
2.63%, 01/11/22	255	255,502
2.63%, 09/06/24	850	849,889
2.88%, 10/30/20	1,285	1,291,695
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,600

		29,883,538

U.S. Government Obligations — 59.7%
U.S. Treasury Note/Bond 1.13%, 03/31/20	1,640	1,615,231
1.13%, 04/30/20	8,296	8,161,473
1.13%, 02/28/21	7,250	7,052,972
1.13%, 06/30/21	10,700	10,371,864
1.13%, 07/31/21	8,000	7,743,198
1.13%, 09/30/21	2,500	2,415,645
1.25%, 03/31/21	10,600	10,332,298
1.25%, 10/31/21	10,000	9,680,034
1.25%, 07/31/23	9,500	8,999,886
1.38%, 03/31/20	6,000	5,925,043
1.38%, 04/30/20	10,900	10,754,308
1.38%, 05/31/20	7,000	6,898,612
1.38%, 08/31/20	13,000	12,777,013
1.38%, 09/30/20	10,000	9,817,733
1.38%, 10/31/20	9,000	8,827,743
1.38%, 04/30/21	5,900	5,759,235
1.38%, 05/31/21	2,400	2,340,691
1.38%, 06/30/23	29,100	27,745,040
1.38%, 08/31/23	20,200	19,223,958
1.38%, 09/30/23	4,600	4,373,732
1.50%, 04/15/20	9,000	8,897,046
1.50%, 05/31/20	19,800	19,544,979
1.50%, 06/15/20	2,000	1,973,364
1.50%, 02/28/23	11,000	10,580,100
1.50%, 03/31/23	4,000	3,843,925
1.50%, 08/15/26	16,500	15,240,177
1.63%, 03/15/20	4,100	4,061,240
1.63%, 06/30/20	11,000	10,866,302
1.63%, 07/31/20	19,250	19,001,837

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 10/15/20	$3,000	$2,955,950
1.63%, 11/30/20	20,750	20,424,984
1.63%, 08/15/22	5,000	4,854,708
1.63%, 08/31/22	1,000	970,750
1.63%, 11/15/22	9,019	8,738,250
1.63%, 04/30/23	10,250	9,892,196
1.63%, 05/31/23	1,000	964,342
1.63%, 02/15/26	19,100	17,897,577
1.63%, 05/15/26	11,000	10,281,243
1.75%, 10/31/20	400	394,762
1.75%, 12/31/20	6,000	5,915,349
1.75%, 02/28/22	194	189,893
1.75%, 03/31/22	4,200	4,109,128
1.75%, 04/30/22	8,000	7,821,056
1.75%, 05/15/22	4,000	3,907,995
1.75%, 06/30/22	8,000	7,812,278
1.75%, 09/30/22	11,000	10,717,758
1.75%, 01/31/23	24,200	23,518,331
1.75%, 05/15/23	22,445	21,760,834
1.88%, 06/30/20	12,000	11,893,280
1.88%, 11/30/21	6,000	5,902,582
1.88%, 01/31/22	9,000	8,844,047
1.88%, 02/28/22	3,000	2,947,012
1.88%, 03/31/22	6,000	5,893,274
1.88%, 04/30/22	4,000	3,925,917
1.88%, 07/31/22	13,000	12,736,391
1.88%, 08/31/22	10,500	10,280,316
1.88%, 09/30/22	5,000	4,893,629
1.88%, 10/31/22	9,000	8,801,983
1.88%, 08/31/24	2,000	1,931,658
2.00%, 09/30/20	16,000	15,864,037
2.00%, 11/30/20	11,080	10,977,423
2.00%, 02/28/21	10,950	10,837,262
2.00%, 05/31/21	9,000	8,900,244
2.00%, 08/31/21	21,250	20,990,226
2.00%, 10/31/21	1,000	987,352
2.00%, 11/15/21	31,000	30,610,013
2.00%, 12/31/21	13,520	13,343,208
2.00%, 07/31/22	7,000	6,886,225
2.00%, 11/30/22	13,200	12,960,639
2.00%, 02/15/23	8,345	8,184,807
2.00%, 04/30/24	13,750	13,396,075
2.00%, 05/31/24	6,000	5,841,853
2.00%, 06/30/24	8,000	7,783,837
2.00%, 02/15/25	16,000	15,486,497
2.00%, 08/15/25	13,200	12,729,719
2.00%, 11/15/26	11,900	11,370,258
2.13%, 08/31/20	23,120	22,973,755
2.13%, 01/31/21	7,000	6,946,390
2.13%, 06/30/21	2,600	2,577,882
2.13%, 08/15/21	17,295	17,138,918
2.13%, 09/30/21	6,000	5,943,800
2.13%, 12/31/21	4,250	4,207,836
2.13%, 06/30/22	13,500	13,341,411
2.13%, 12/31/22	9,400	9,268,996
2.13%, 11/30/23	9,300	9,136,526
2.13%, 02/29/24	14,800	14,520,988
2.13%, 03/31/24	10,000	9,807,172
2.13%, 07/31/24	7,750	7,584,085
2.13%, 09/30/24	2,000	1,955,063

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 11/30/24	$6,000	$5,858,983
2.13%, 05/15/25	16,550	16,107,911
2.25%, 03/31/21	9,300	9,248,830
2.25%, 04/30/21	1,000	994,453
2.25%, 12/31/23	8,000	7,901,684
2.25%, 01/31/24	6,300	6,219,571
2.25%, 10/31/24	7,000	6,885,718
2.25%, 11/15/24	14,000	13,765,669
2.25%, 11/15/25	12,000	11,734,788
2.25%, 02/15/27	18,300	17,772,846
2.25%, 08/15/27	29,500	28,555,858
2.25%, 11/15/27	32,300	31,210,383
2.38%, 12/31/20	5,100	5,084,823
2.38%, 08/15/24	12,400	12,286,598
2.38%, 05/15/27	14,000	13,710,213
2.50%, 03/31/23	10,000	9,995,782
2.50%, 08/15/23	2,040	2,038,731
2.50%, 05/15/24	24,025	23,980,307
2.63%, 08/15/20	4,500	4,503,872
2.63%, 11/15/20	10,875	10,887,546
2.63%, 06/15/21	1,300	1,303,564
2.63%, 06/30/23	4,750	4,771,564
2.75%, 09/30/20	15,000	15,045,801
2.75%, 04/30/23	19,500	19,680,563
2.75%, 07/31/23	20,000	20,195,415
2.75%, 11/15/23	7,150	7,222,604
2.75%, 02/15/28	30,690	30,825,372
2.88%, 09/30/23	8,000	8,122,133
2.88%, 08/15/28	14,650	14,849,613
3.13%, 05/15/21	10,600	10,738,968
3.50%, 05/15/20	25,853	26,137,811
3.63%, 02/15/21	756	771,781
5.25%, 02/15/29	8,000	9,750,738
6.00%, 02/15/26	2,500	3,034,215
6.38%, 08/15/27	2,000	2,556,441
6.50%, 11/15/26	4,000	5,071,370
6.75%, 08/15/26	1,000	1,278,070
6.88%, 08/15/25	2,000	2,504,701
7.50%, 11/15/24	750	945,049
7.63%, 11/15/22	3,000	3,538,182
7.88%, 02/15/21	23,700	26,100,202
8.00%, 11/15/21	3,700	4,227,335
8.75%, 05/15/20	850	912,325
8.75%, 08/15/20	9,750	10,606,541

		1,317,489,573

Total U.S. Government & Agency Obligations — 61.1% (Cost: $1,362,023,338)		1,347,373,111

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(h)(i)(j)	20,814	$20,814,490

Total Short-Term Investments — 1.0% (Cost: $ 20,814,490)		20,814,490

Total Investments in Securities — 100.0% (Cost: $2,225,513,779)		2,204,982,613

Other Assets, Less Liabilities — 0.0%		1,057,348

Net Assets — 100.0%		$2,206,039,961

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Investments are denominated in U.S. dollars.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	24,961	—	(4,147	)(b)	20,814	$20,814,490	$338,973	(c)	$—	$—
PNC Bank N.A. 2.15%, 04/29/21(d)	250	—	—		250	N/A	5,791		—	5,275
2.30%, 06/01/20(d)	500	—	(250)		250	N/A	12,032		(1,476)	3,569
2.45%, 11/05/20(d)	250	—	—		250	N/A	5,440		—	5,045
2.50%, 01/22/21(d)	250	—	—		250	N/A	6,684		—	2,114
2.60%, 07/21/20(d)	—	250	—		250	N/A	1,321		—	—
2.70%, 11/01/22(d)	250	50	—		300	N/A	8,234		—	7,000
3.25%, 06/01/25(d)	250	—	—		250	N/A	6,616		—	15,901
4.20%, 11/01/25(d)	500	—	—		500	N/A	16,719		—	19,260
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27(d)	150	—	—		150	N/A	5,179		—	914
3.30%, 03/08/22(d)	400	—	—		400	N/A	10,973		—	6,144
3.90%, 04/29/24(d)	250	125	—		375	N/A	10,157		—	(2,371)
4.38%, 08/11/20(d)	400	—	—		400	N/A	11,071		—	2,597
5.13%, 02/08/20(d)	—	50	(50)		—	N/A	1,010		99	—
6.88%, 05/15/19(d)	650	—	(650)		—	N/A	3,975		(3,101)	4,527

						$20,814,490	$444,175		$(4,478)	$69,975

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$741,453,686	$—	$741,453,686
Foreign Government Obligations	—	92,334,509	—	92,334,509
Municipal Debt Obligations	—	3,006,817	—	3,006,817
U.S. Government & Agency Obligations	—	1,347,373,111	—	1,347,373,111
Money Market Funds	20,814,490	—	—	20,814,490

	$20,814,490	$2,184,168,123	$—	$2,204,982,613

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$24,949
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	25	24,153
3.63%, 05/01/22	15	15,112
WPP Finance 2010, 3.75%, 09/19/24	25	24,071

		88,285

Aerospace & Defense — 0.7%
Boeing Co. (The) 3.38%, 06/15/46 (Call 12/15/45)	25	22,524
3.63%, 03/01/48 (Call 09/01/47)	25	23,525
Embraer Netherlands Finance BV, 5.05%, 06/15/25	25	26,508
General Dynamics Corp. 2.63%, 11/15/27 (Call 08/15/27)	25	23,574
3.50%, 05/15/25 (Call 03/15/25)	25	25,434
Harris Corp., 4.85%, 04/27/35 (Call 10/27/34)	15	15,515
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	18	18,139
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	50	49,636
2.90%, 03/01/25 (Call 12/01/24)	15	14,703
3.60%, 03/01/35 (Call 09/01/34)	15	14,244
3.80%, 03/01/45 (Call 09/01/44)	25	23,515
4.07%, 12/15/42	35	34,291
4.50%, 05/15/36 (Call 11/15/35)	15	15,759
Series B, 6.15%, 09/01/36	25	30,774
Northrop Grumman Corp. 3.25%, 01/15/28 (Call 10/15/27)	25	23,933
3.50%, 03/15/21	15	15,171
4.75%, 06/01/43	25	26,107
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,544
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	15,579
Rockwell Collins Inc. 3.20%, 03/15/24 (Call 01/15/24)	15	14,705
4.80%, 12/15/43 (Call 06/15/43)	15	15,089
United Technologies Corp. 3.10%, 06/01/22	50	49,917
3.13%, 05/04/27 (Call 01/04/27)	30	28,543
3.75%, 11/01/46 (Call 05/01/46)	25	22,084
4.13%, 11/16/28 (Call 08/16/28)	25	25,337
4.50%, 06/01/42	50	49,412

		657,562

Agriculture — 0.5%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)	50	44,683
2.95%, 05/02/23	25	24,521
4.80%, 02/14/29 (Call 11/14/28)	25	24,950
5.38%, 01/31/44(a)	10	9,369
5.80%, 02/14/39 (Call 08/14/38)	50	49,805
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	26,116
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	50	45,802
4.39%, 08/15/37 (Call 02/15/37)	25	20,835
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	45	44,962
Philip Morris International Inc. 2.50%, 08/22/22	25	24,490
2.63%, 03/06/23	25	24,465
4.88%, 11/15/43	25	24,654
6.38%, 05/16/38	25	29,359

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc. 3.25%, 06/12/20	$50	$49,958
4.00%, 06/12/22	50	50,590
5.70%, 08/15/35 (Call 02/15/35)	25	24,630

		519,189

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	20	19,111
Series 2015-1, Class A, 3.38%, 11/01/28	25	24,025
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	11	11,258
Delta Air Lines Inc. 2.60%, 12/04/20	25	24,681
3.80%, 04/19/23 (Call 03/19/23)	25	24,883
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	24,317

		128,275

Apparel — 0.1%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	25	23,622
3.88%, 11/01/45 (Call 05/01/45)	15	14,814
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	25	24,764

		63,200

Auto Manufacturers — 0.7%
American Honda Finance Corp. 2.30%, 09/09/26	15	13,841
2.65%, 02/12/21	25	24,879
3.45%, 07/14/23	15	15,207
Ford Motor Co. 4.75%, 01/15/43	20	15,266
6.63%, 10/01/28	50	50,956
Ford Motor Credit Co. LLC, 5.60%, 01/07/22	200	204,910
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	25	23,399
4.88%, 10/02/23	40	41,164
5.00%, 04/01/35	25	22,278
5.40%, 04/01/48 (Call 10/01/47)	25	22,292
6.25%, 10/02/43	25	24,707
General Motors Financial Co. Inc. 2.45%, 11/06/20	25	24,587
3.20%, 07/13/20 (Call 06/13/20)	20	20,008
4.15%, 06/19/23 (Call 05/19/23)	25	25,018
PACCAR Financial Corp., 2.80%, 03/01/21	25	24,914
Toyota Motor Credit Corp. 2.15%, 03/12/20	25	24,844
2.25%, 10/18/23	25	24,119
2.90%, 04/17/24	25	24,698
2.95%, 04/13/21	25	25,079
3.40%, 09/15/21	25	25,385
3.40%, 04/14/25	25	25,239

		702,790

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	35,095

Banks — 8.1%
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	25	24,666
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	25	24,742
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	75	74,392
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	25	24,591

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	$50	$49,373
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	60	59,246
3.30%, 01/11/23	100	100,431
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	50	48,249
3.55%, 03/05/24 (Call 03/05/23)(b)(c)	100	100,495
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	50	49,755
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	25	25,418
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	50	46,889
4.13%, 01/22/24	65	67,221
4.27%, 07/23/29 (Call 07/23/28)(b)(c)	25	25,680
4.45%, 03/03/26	50	50,977
5.00%, 01/21/44	30	32,729
Bank of Montreal, 1.90%, 08/27/21	85	82,925
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	25	24,550
2.45%, 11/27/20 (Call 10/27/20)	25	24,843
3.50%, 04/28/23	55	55,801
3.55%, 09/23/21 (Call 08/23/21)	20	20,320
3.65%, 02/04/24 (Call 01/05/24)	25	25,507
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	24,681
Bank of Nova Scotia (The) 4.38%, 01/13/21	25	25,635
4.50%, 12/16/25	50	51,318
Barclays PLC, 3.65%, 03/16/25	200	192,778
BNP Paribas SA, 5.00%, 01/15/21	50	51,805
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	75	74,702
Citigroup Inc. 2.70%, 03/30/21	100	99,363
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	50	49,807
3.52%, 10/27/28 (Call 10/27/27)(b)(c)	85	82,264
3.70%, 01/12/26	50	49,915
3.75%, 06/16/24	50	50,756
3.88%, 03/26/25	50	49,630
3.88%, 01/24/39 (Call 01/22/38)(b)(c)	25	23,761
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	100	102,275
4.08%, 04/23/29 (Call 04/23/28)(b)(c)	50	50,405
4.13%, 07/25/28	25	24,599
4.65%, 07/23/48 (Call 06/23/48)	50	52,149
5.30%, 05/06/44	50	52,923
5.50%, 09/13/25	25	26,997
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	48,968
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	25	25,226
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	57,448
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	150,883
Deutsche Bank AG 2.95%, 08/20/20	50	49,246
4.10%, 01/13/26	25	23,817
Deutsche Bank AG/London, 3.70%, 05/30/24	50	47,651
Fifth Third Bancorp. 2.88%, 07/27/20 (Call 06/27/20)	55	54,916
3.95%, 03/14/28 (Call 02/14/28)	25	25,164
4.30%, 01/16/24 (Call 12/16/23)	15	15,439
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	75	73,449
2.60%, 04/23/20 (Call 03/23/20)	45	44,798
2.75%, 09/15/20 (Call 08/15/20)	50	49,759
3.20%, 02/23/23 (Call 01/23/23)	50	49,543
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	50	48,512
3.50%, 11/16/26 (Call 11/16/25)	50	48,151
3.75%, 05/22/25 (Call 02/22/25)	33	32,839

Security	Par (000)	Value

Banks (continued)
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	$25	$24,284
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	35	32,341
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	75	75,196
4.75%, 10/21/45 (Call 04/21/45)	25	25,281
5.75%, 01/24/22	50	53,381
5.95%, 01/15/27	27	29,720
6.25%, 02/01/41	25	30,118
6.75%, 10/01/37	25	29,755
Series D, 6.00%, 06/15/20	50	51,797
HSBC Holdings PLC 3.95%, 05/18/24 (Call 05/18/23)(b)(c)	200	201,904
6.80%, 06/01/38	100	123,679
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	100	99,343
2.95%, 10/01/26 (Call 07/01/26)	50	47,802
2.97%, 01/15/23 (Call 01/15/22)	75	74,525
3.13%, 01/23/25 (Call 10/23/24)	25	24,604
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	50	48,653
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	75	75,363
3.80%, 07/23/24 (Call 07/23/23)(b)(c)	75	76,115
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	25	23,721
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	25	23,216
4.20%, 07/23/29 (Call 07/23/28)(b)(c)	55	56,381
4.25%, 10/01/27	50	50,764
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	25	24,585
4.95%, 03/25/20	100	102,119
5.60%, 07/15/41	25	29,249
6.40%, 05/15/38	35	43,988
KeyCorp., 5.10%, 03/24/21	50	51,975
KfW 0.00%, 04/18/36(d)	25	14,182
1.63%, 05/29/20	50	49,394
1.63%, 03/15/21	100	98,029
2.00%, 05/02/25	50	48,010
2.13%, 06/15/22	145	142,847
2.13%, 01/17/23	25	24,554
2.38%, 08/25/21	100	99,454
2.50%, 11/20/24	25	24,771
2.63%, 01/25/22	50	50,038
2.88%, 04/03/28(a)	25	25,056
Landwirtschaftliche Rentenbank 2.00%, 01/13/25	25	24,050
2.38%, 06/10/25	50	48,978
Series 37, 2.50%, 11/15/27(a)	25	24,288
Lloyds Bank PLC, 3.30%, 05/07/21	200	200,212
Mitsubishi UFJ Financial Group Inc. 3.46%, 03/02/23	25	25,064
3.68%, 02/22/27	50	50,088
3.78%, 03/02/25	25	25,379
3.96%, 03/02/28	50	51,041
Morgan Stanley
2.75%, 05/19/22	25	24,645
3.13%, 01/23/23	50	49,620
3.13%, 07/27/26	50	47,718
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	50	49,243
3.95%, 04/23/27	50	48,815
4.10%, 05/22/23	30	30,489
4.30%, 01/27/45	10	9,792
4.35%, 09/08/26	50	50,198
4.38%, 01/22/47	25	24,825

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.43%, 01/23/30 (Call 01/23/29)(b)(c)	$30	$31,010
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	25	25,257
5.50%, 07/28/21	50	52,674
MUFG Americas Holdings Corp., 3.50%, 06/18/22	25	25,103
Northern Trust Corp. 2.38%, 08/02/22	25	24,458
3.38%, 08/23/21	25	25,275
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	50	50,111
Royal Bank of Canada 2.15%, 10/26/20	55	54,336
2.35%, 10/30/20	30	29,735
4.65%, 01/27/26	25	26,219
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	100	105,130
Santander Holdings USA Inc. 2.65%, 04/17/20 (Call 03/17/20)	25	24,817
4.50%, 07/17/25 (Call 04/17/25)	75	76,159
Santander UK PLC 2.38%, 03/16/20	100	99,281
4.00%, 03/13/24	25	25,921
State Street Corp., 4.38%, 03/07/21	25	25,743
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	46,938
2.78%, 10/18/22	50	49,083
2.93%, 03/09/21	50	49,774
3.10%, 01/17/23	25	24,775
3.35%, 10/18/27	25	24,444
3.54%, 01/17/28	25	24,831
SunTrust Bank/Atlanta GA 3.00%, 02/02/23 (Call 01/02/23)	75	74,551
4.05%, 11/03/25 (Call 09/03/25)	50	51,886
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	116,723
Toronto-Dominion Bank (The) 2.50%, 12/14/20	25	24,824
2.55%, 01/25/21	50	49,670
3.00%, 06/11/20	50	50,099
3.25%, 06/11/21	25	25,163
U.S. Bancorp. 3.00%, 03/15/22 (Call 02/15/22)	25	25,021
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	117,326
Wells Fargo & Co.
2.55%, 12/07/20	50	49,603
2.60%, 07/22/20	65	64,689
3.30%, 09/09/24	50	49,766
3.50%, 03/08/22	25	25,253
3.55%, 09/29/25	25	24,996
3.58%, 05/22/28 (Call 05/22/27)(b)(c)	50	49,347
3.75%, 01/24/24 (Call 12/24/23)	40	40,739
3.90%, 05/01/45	50	48,011
4.15%, 01/24/29 (Call 10/25/28)	50	51,167
4.48%, 01/16/24	25	26,001
4.65%, 11/04/44	25	24,888
4.75%, 12/07/46	50	50,426
4.90%, 11/17/45	25	25,702
5.61%, 01/15/44	25	28,181
Wells Fargo Capital X, 5.95%, 12/01/86	50	54,226
Westpac Banking Corp.
2.10%, 05/13/21	30	29,398
2.50%, 06/28/22	25	24,492
2.65%, 01/25/21	25	24,840
3.05%, 05/15/20	25	25,040

Security	Par (000)	Value

Banks (continued)
3.35%, 03/08/27	$25	$24,529
3.65%, 05/15/23	25	25,362

		8,134,004

Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)(e)	125	120,902
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	50	50,365
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	11	9,133
4.00%, 04/13/28 (Call 01/13/28)	25	24,904
4.60%, 04/15/48 (Call 10/15/47)	25	22,992
5.55%, 01/23/49 (Call 07/23/48)	75	78,733
8.00%, 11/15/39	50	65,621
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	25	24,697
Coca-Cola Co. (The) 2.90%, 05/25/27	15	14,529
3.20%, 11/01/23	25	25,464
3.30%, 09/01/21	50	50,713
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)	50	49,487
3.70%, 12/06/26 (Call 09/06/26)	25	24,272
Diageo Capital PLC 4.83%, 07/15/20	25	25,649
5.88%, 09/30/36	25	30,192
Keurig Dr Pepper Inc. 3.43%, 06/15/27 (Call 03/15/27)	15	13,987
4.60%, 05/25/28 (Call 02/25/28)(e)	25	25,236
5.09%, 05/25/48 (Call 11/25/47)(a)(e)	15	14,578
Molson Coors Brewing Co., 5.00%, 05/01/42	25	23,800
PepsiCo Inc. 2.15%, 10/14/20 (Call 09/14/20)	40	39,681
2.75%, 04/30/25 (Call 01/30/25)	46	45,309
3.00%, 10/15/27 (Call 07/15/27)	15	14,631
4.00%, 05/02/47 (Call 11/02/46)(a)	50	49,779

		844,654

Biotechnology — 0.6%
Amgen Inc. 2.25%, 08/19/23 (Call 06/19/23)	35	33,719
2.60%, 08/19/26 (Call 05/19/26)	50	46,315
3.13%, 05/01/25 (Call 02/01/25)	25	24,500
3.45%, 10/01/20	25	25,189
3.63%, 05/15/22 (Call 02/15/22)	25	25,355
4.66%, 06/15/51 (Call 12/15/50)	25	23,933
6.40%, 02/01/39	25	29,158
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	8,385
Biogen Inc. 2.90%, 09/15/20	30	29,977
5.20%, 09/15/45 (Call 03/15/45)	25	26,112
Celgene Corp. 2.88%, 08/15/20	50	49,898
4.00%, 08/15/23	25	25,645
4.35%, 11/15/47 (Call 05/15/47)	25	22,342
5.00%, 08/15/45 (Call 02/15/45)	25	24,628
Gilead Sciences Inc. 2.55%, 09/01/20	25	24,918
3.25%, 09/01/22 (Call 07/01/22)	25	25,147
4.00%, 09/01/36 (Call 03/01/36)	20	18,586
4.40%, 12/01/21 (Call 09/01/21)	25	25,828

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$50	$49,945
5.65%, 12/01/41 (Call 06/01/41)	25	27,782

		567,362

Building Materials — 0.1%
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	25	22,772
5.13%, 09/14/45 (Call 03/14/45)	15	14,988
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	23,469
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	19,934
Owens Corning 4.20%, 12/15/22 (Call 09/15/22)	25	25,242
4.40%, 01/30/48 (Call 07/30/47)	15	11,786
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	25,542

		143,733

Chemicals — 0.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	35	35,830
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)	25	24,977
4.25%, 11/15/20 (Call 08/15/20)	30	30,502
4.25%, 10/01/34 (Call 04/01/34)	25	23,244
5.25%, 11/15/41 (Call 08/15/41)	15	15,159
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)	13	13,103
4.50%, 12/01/28 (Call 09/01/28)	25	25,382
LYB International Finance BV, 5.25%, 07/15/43	25	24,461
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	65	63,419
4.25%, 11/15/23 (Call 08/15/23)	25	25,740
Nutrien Ltd., 4.90%, 06/01/43 (Call 12/01/42)	25	24,152
PPG Industries Inc. 3.60%, 11/15/20	25	25,229
3.75%, 03/15/28 (Call 12/15/27)	10	9,857
Praxair Inc. 2.25%, 09/24/20	25	24,799
2.45%, 02/15/22 (Call 11/15/21)	25	24,747
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	15	12,388
Sherwin-Williams Co. (The) 2.25%, 05/15/20	25	24,758
2.75%, 06/01/22 (Call 05/01/22)	25	24,587
4.50%, 06/01/47 (Call 12/01/46)	25	23,362
Syngenta Finance NV, 3.13%, 03/28/22	26	25,333
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	25	23,632

		524,661

Commercial Services — 0.3%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)	25	24,840
3.38%, 09/15/25 (Call 06/15/25)	16	16,320
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	25	25,318
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	35	34,003
Ecolab Inc., 4.35%, 12/08/21	27	27,990
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	6,772
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	35	31,329
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	25	24,673
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	25,810
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	27,807

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$25	$25,337

		270,199

Computers — 0.7%
Apple Inc. 2.00%, 11/13/20	25	24,738
2.40%, 01/13/23 (Call 12/13/22)	25	24,614
2.40%, 05/03/23	75	73,606
2.50%, 02/09/22 (Call 01/09/22)	25	24,837
2.50%, 02/09/25	53	51,288
2.75%, 01/13/25 (Call 11/13/24)	25	24,534
3.00%, 11/13/27 (Call 08/13/27)	25	24,326
3.20%, 05/11/27 (Call 02/11/27)	45	44,466
3.45%, 02/09/45	30	27,067
3.85%, 05/04/43	50	48,377
4.38%, 05/13/45	25	25,931
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)(e)	50	53,065
8.10%, 07/15/36 (Call 01/15/36)(e)	25	28,479
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	50	50,292
4.90%, 10/15/25 (Call 07/15/25)	20	20,808
HP Inc., 3.75%, 12/01/20	17	17,153
International Business Machines Corp. 4.70%, 02/19/46	40	42,043
6.22%, 08/01/27	25	29,347
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	15	14,972
4.75%, 06/01/23	25	25,198
4.75%, 01/01/25	25	24,072

		699,213

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The) 2.15%, 08/11/22	15	14,721
3.10%, 08/15/23	40	40,669
Unilever Capital Corp., 5.90%, 11/15/32	25	30,603

		85,993

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	25,771

Diversified Financial Services — 1.5%
Affiliated Managers Group Inc., 3.50%, 08/01/25	25	24,304
Air Lease Corp. 2.75%, 01/15/23 (Call 12/15/22)	40	38,314
3.63%, 12/01/27 (Call 09/01/27)	25	22,765
4.75%, 03/01/20	25	25,348
Aircastle Ltd., 5.50%, 02/15/22	15	15,539
American Express Co. 3.38%, 05/17/21 (Call 04/17/21)	25	25,207
3.63%, 12/05/24 (Call 11/04/24)	25	25,359
4.05%, 12/03/42	25	24,603
4.20%, 11/06/25 (Call 10/06/25)	50	51,950
American Express Credit Corp. 2.20%, 03/03/20 (Call 02/01/20)	75	74,498
2.38%, 05/26/20 (Call 04/25/20)	50	49,674
Series F, 2.60%, 09/14/20 (Call 08/14/20)	30	29,861
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	15	14,128
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	15	15,012

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp. 3.50%, 06/15/23	$75	$74,287
3.75%, 04/24/24 (Call 03/24/24)	20	20,016
3.75%, 03/09/27 (Call 02/09/27)	75	72,049
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	24,681
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	15	14,810
3.20%, 01/25/28 (Call 10/25/27)	15	14,585
3.25%, 05/21/21 (Call 04/21/21)	25	25,261
3.45%, 02/13/26 (Call 11/13/25)	10	9,997
4.45%, 07/22/20	25	25,540
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	29,680
Credit Suisse USA Inc., 7.13%, 07/15/32	25	32,420
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	50	48,811
3.95%, 11/06/24 (Call 08/06/24)	25	24,877
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	15	14,951
Franklin Resources Inc., 2.85%, 03/30/25	15	14,430
Intercontinental Exchange Inc. 2.75%, 12/01/20 (Call 11/01/20)	50	49,817
4.25%, 09/21/48 (Call 03/21/48)	50	50,671
International Lease Finance Corp. 8.25%, 12/15/20	20	21,574
8.63%, 01/15/22	50	56,510
Invesco Finance PLC, 4.00%, 01/30/24	25	25,317
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	25	24,385
Lazard Group LLC, 3.75%, 02/13/25	15	14,757
Mastercard Inc., 3.38%, 04/01/24	25	25,513
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	25	24,743
2.35%, 06/15/20 (Call 05/15/20)	25	24,821
Nomura Holdings Inc., 6.70%, 03/04/20	35	36,243
ORIX Corp., 3.25%, 12/04/24	25	24,359
Raymond James Financial Inc., 3.63%, 09/15/26	25	23,949
Stifel Financial Corp., 4.25%, 07/18/24	17	17,179
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	10	9,104
4.25%, 08/15/24 (Call 05/15/24)	25	24,472
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	25	25,007
3.30%, 04/01/27 (Call 01/01/27)	8	7,819
Visa Inc. 4.15%, 12/14/35 (Call 06/14/35)	35	36,619
4.30%, 12/14/45 (Call 06/14/45)	25	26,222
Western Union Co. (The), 5.25%, 04/01/20	34	34,667

		1,466,705

Electric — 2.6%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	25	23,448
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	15	15,048
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,281
Berkshire Hathaway Energy Co., 5.95%, 05/15/37	25	29,821
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	25,563
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42 (Call 02/01/42)	15	13,896
Commonwealth Edison Co., 4.00%, 03/01/49 (Call 09/01/48)	25	24,393
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	14,965

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)	$25	$25,378
4.63%, 12/01/54 (Call 06/01/54)	25	24,975
Series 08-B, 6.75%, 04/01/38	15	19,212
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	25	25,295
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	225	229,473
Series E, 6.30%, 03/15/33	25	29,821
DTE Electric Co. 3.65%, 03/15/24 (Call 12/15/23)	25	25,536
3.70%, 06/01/46 (Call 12/01/45)	25	23,458
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	25	24,553
2.95%, 12/01/26 (Call 09/01/26)	25	24,277
3.88%, 03/15/46 (Call 09/15/45)	25	24,029
5.30%, 02/15/40	30	34,741
Duke Energy Corp. 3.55%, 09/15/21 (Call 06/15/21)	25	25,211
3.95%, 08/15/47 (Call 02/15/47)	25	23,056
Duke Energy Florida LLC, 6.35%, 09/15/37	25	31,671
Duke Energy Indiana LLC, 6.45%, 04/01/39	25	31,805
Duke Energy Progress LLC 3.60%, 09/15/47 (Call 03/15/47)	15	13,761
4.10%, 03/15/43 (Call 09/15/42)	15	14,870
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	50	46,109
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	14,621
Entergy Arkansas Inc., 3.50%, 04/01/26 (Call 01/01/26)	25	24,931
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	25	25,285
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	14,502
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	24,499
Series K, 2.75%, 03/15/22 (Call 02/15/22)	15	14,825
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	25	24,516
3.50%, 06/01/22 (Call 05/01/22)	27	26,831
4.45%, 04/15/46 (Call 10/15/45)	10	9,727
4.95%, 06/15/35 (Call 12/15/34)	25	25,598
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	26,504
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	25	25,567
Series C, 4.85%, 07/15/47 (Call 01/15/47)	25	25,768
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	15	14,953
4.05%, 10/01/44 (Call 04/01/44)	25	25,179
4.13%, 06/01/48 (Call 12/01/47)	15	15,302
5.69%, 03/01/40	25	30,468
Georgia Power Co. 2.00%, 03/30/20	25	24,729
Series 10-C, 4.75%, 09/01/40	25	24,746
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	38,327
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	25,385
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	44,080
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	25	25,044
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	16,958
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	24,886
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	25,500

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
Series BB, 2.75%, 04/15/20	$25	$25,012
Series N, 6.65%, 04/01/36	50	62,931
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	25	24,307
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	14,562
Oncor Electric Delivery Co. LLC 4.55%, 12/01/41 (Call 06/01/41)	25	26,670
7.00%, 09/01/22	25	28,176
Pinnacle West Capital Corp., 2.25%, 11/30/20	25	24,581
PNM Resources Inc., 3.25%, 03/09/21	25	24,833
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	25	24,789
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	15	14,104
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	10	10,085
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	25	25,160
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	175	177,933
4.30%, 03/15/44 (Call 09/15/43)	25	25,690
Public Service Electric & Gas Co., 2.38%, 05/15/23 (Call 02/15/23)	25	24,381
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	25	26,363
Puget Sound Energy Inc., 6.27%, 03/15/37	25	30,937
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	25,017
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	22,470
Sempra Energy 2.40%, 03/15/20 (Call 02/15/20)	50	49,633
3.75%, 11/15/25 (Call 08/15/25)	25	24,463
6.00%, 10/15/39	10	11,383
South Carolina Electric & Gas Co., 5.10%, 06/01/65 (Call 12/01/64)	25	27,120
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	15	14,762
Series 08-A, 5.95%, 02/01/38	25	27,756
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	25	24,015
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	25	25,216
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	25	23,977
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	22,351
TECO Finance Inc., 5.15%, 03/15/20	25	25,512
TransAlta Corp., 6.50%, 03/15/40	10	9,791
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	26	25,108
Union Electric Co. 3.50%, 04/15/24 (Call 01/15/24)	15	15,223
3.90%, 09/15/42 (Call 03/15/42)	25	24,260
Virginia Electric & Power Co.
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	14,669
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	26,139
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	19,343
Wisconsin Public Service Corp. 3.35%, 11/21/21	10	10,073
4.75%, 11/01/44 (Call 05/01/44)	20	21,584
Xcel Energy Inc. 3.30%, 06/01/25 (Call 12/01/24)	25	24,762
3.35%, 12/01/26 (Call 06/01/26)	25	24,474

		2,616,992

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,657

Security	Par (000)	Value

Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	$25	$25,605
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	25	25,431
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	40	39,749
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	25,334
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	25	23,820
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	25	24,365
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)	25	22,618
5.63%, 12/15/20	25	25,824
Legrand France SA, 8.50%, 02/15/25	15	18,622
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	25	25,918
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	15	15,153
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	24,706

		297,145

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	40	39,626

Environmental Control — 0.1%
Republic Services Inc. 3.95%, 05/15/28 (Call 02/15/28)	40	40,970
4.75%, 05/15/23 (Call 02/15/23)	25	26,357
5.70%, 05/15/41 (Call 11/15/40)	10	11,699
Waste Management Inc. 3.13%, 03/01/25 (Call 12/01/24)	25	24,710
4.10%, 03/01/45 (Call 09/01/44)	15	14,760

		118,496

Food — 0.8%
Campbell Soup Co. 3.65%, 03/15/23 (Call 02/15/23)	25	24,801
4.15%, 03/15/28 (Call 12/15/27)	10	9,557
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	25	24,576
4.85%, 11/01/28 (Call 08/01/28)	25	25,067
7.00%, 10/01/28	15	16,951
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	25	24,441
4.70%, 04/17/48 (Call 10/17/47)	25	23,289
Hershey Co. (The) 3.10%, 05/15/21	25	25,146
3.38%, 05/15/23 (Call 04/15/23)	15	15,206
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	23,172
JM Smucker Co. (The), 3.50%, 03/15/25	45	44,017
Kellogg Co. 2.65%, 12/01/23	15	14,579
3.25%, 04/01/26	25	23,839
4.30%, 05/15/28 (Call 02/15/28)	25	25,181
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	5,381
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	25	24,861
3.38%, 06/15/21	25	24,966
3.95%, 07/15/25 (Call 04/15/25)	25	24,748
4.00%, 06/15/23 (Call 05/15/23)	80	80,908
5.00%, 07/15/35 (Call 01/15/35)	25	23,805
5.20%, 07/15/45 (Call 01/15/45)	25	23,110
6.50%, 02/09/40	25	26,376
Kroger Co. (The) 3.30%, 01/15/21 (Call 12/15/20)	50	50,235
4.45%, 02/01/47 (Call 08/01/46)(a)	25	22,016

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc. 3.00%, 05/07/20	$25	$24,992
4.13%, 05/07/28 (Call 02/07/28)	25	25,274
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	25	24,170
3.55%, 03/15/25 (Call 01/15/25)	25	25,048
Tyson Foods Inc., 4.88%, 08/15/34 (Call 02/15/34)	25	24,987

		750,699

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	15	15,657
5.50%, 01/17/27	35	36,415
Georgia-Pacific LLC, 8.00%, 01/15/24	25	30,081
International Paper Co. 3.65%, 06/15/24 (Call 03/15/24)	15	15,210
4.80%, 06/15/44 (Call 12/15/43)	25	23,858
7.30%, 11/15/39	25	30,295

		151,516

Gas — 0.2%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	24,811
CenterPoint Energy Resources Corp. 4.00%, 04/01/28 (Call 01/01/28)	25	25,200
4.50%, 01/15/21 (Call 10/15/20)	25	25,525
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	25	24,903
4.60%, 12/15/44 (Call 06/15/44)	15	15,025
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	23,505
NiSource Inc. 3.49%, 05/15/27 (Call 02/15/27)	25	24,228
4.38%, 05/15/47 (Call 11/15/46)	15	14,508
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	15,889
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	15	14,919

		208,513

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	15	14,673

Health Care – Products — 0.7%
Abbott Laboratories 3.75%, 11/30/26 (Call 08/30/26)	28	28,386
4.75%, 11/30/36 (Call 05/30/36)	25	26,849
4.90%, 11/30/46 (Call 05/30/46)	25	27,339
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	25	24,154
Becton Dickinson and Co. 3.25%, 11/12/20	25	24,966
3.73%, 12/15/24 (Call 09/15/24)	40	40,018
5.00%, 11/12/40	35	34,645
Boston Scientific Corp. 2.85%, 05/15/20	20	20,031
3.85%, 05/15/25	25	25,346
4.00%, 03/01/28 (Call 12/01/27)	25	25,090
Covidien International Finance SA, 4.20%, 06/15/20	50	50,823
Life Technologies Corp., 6.00%, 03/01/20	25	25,674
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	50	49,666
3.13%, 03/15/22 (Call 12/15/21)	25	25,160
3.50%, 03/15/25	50	50,781
4.50%, 03/15/42 (Call 09/15/41)	20	21,385
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	25	24,760

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc. 3.15%, 01/15/23 (Call 10/15/22)	$25	$24,901
3.65%, 12/15/25 (Call 09/09/25)	50	50,197
4.50%, 03/01/21	25	25,729
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	75	74,405
3.55%, 04/01/25 (Call 01/01/25)	25	24,311

		724,616

Health Care – Services — 0.8%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	25	20,726
6.75%, 12/15/37	15	17,878
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	25	24,797
3.65%, 12/01/27 (Call 09/01/27)	60	59,039
4.10%, 03/01/28 (Call 12/01/27)	15	15,186
4.55%, 03/01/48 (Call 09/01/47)	25	24,617
4.65%, 01/15/43	25	25,013
Ascension Health, 3.95%, 11/15/46	25	24,494
Cigna Holding Co. 3.88%, 10/15/47 (Call 04/15/47)	25	21,155
4.00%, 02/15/22 (Call 11/15/21)	45	46,076
CommonSpirit Health, 4.35%, 11/01/42	25	22,675
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	35	36,423
HCA Inc., 5.00%, 03/15/24	70	73,181
Humana Inc. 2.50%, 12/15/20	25	24,706
4.95%, 10/01/44 (Call 04/01/44)	15	15,501
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	28,078
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	25	24,280
3.75%, 08/23/22 (Call 05/23/22)	25	25,292
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	15,159
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,673
UnitedHealth Group Inc. 2.88%, 03/15/22 (Call 12/15/21)	25	24,997
3.15%, 06/15/21	25	25,178
3.45%, 01/15/27	15	15,020
3.50%, 06/15/23	25	25,441
3.75%, 07/15/25	35	35,966
3.85%, 06/15/28	25	25,621
4.75%, 07/15/45	50	54,336
5.80%, 03/15/36	25	30,074

		806,582

Holding Companies – Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	25	23,794

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	23,492

Household Products & Wares — 0.1%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	25	25,001
3.90%, 05/15/28 (Call 02/15/28)	15	15,311
Kimberly-Clark Corp. 3.05%, 08/15/25	25	24,742
3.95%, 11/01/28 (Call 08/01/28)	25	26,048

		91,102

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares — 0.1%
Newell Brands Inc. 4.00%, 12/01/24 (Call 09/01/24)	$15	$14,168
4.20%, 04/01/26 (Call 01/01/26)	25	23,517
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	25	25,545

		63,230

Insurance — 1.3%
Aflac Inc., 3.63%, 11/15/24	45	45,941
Alleghany Corp., 4.95%, 06/27/22	10	10,498
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	24,543
Allstate Corp. (The) 4.50%, 06/15/43	15	15,606
5.55%, 05/09/35	15	17,110
Alterra Finance LLC, 6.25%, 09/30/20	25	26,012
American International Group Inc. 3.38%, 08/15/20	25	25,096
3.90%, 04/01/26 (Call 01/01/26)	25	24,508
4.13%, 02/15/24	3	3,058
4.38%, 01/15/55 (Call 07/15/54)	25	21,149
4.80%, 07/10/45 (Call 01/10/45)	15	14,386
6.25%, 05/01/36	25	27,870
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	25,413
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	23,382
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	50	48,381
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	25	26,011
Berkshire Hathaway Inc. 3.40%, 01/31/22	50	51,059
4.50%, 02/11/43	15	15,878
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	22,423
Chubb INA Holdings Inc. 2.70%, 03/13/23	25	24,631
3.35%, 05/15/24	25	25,223
3.35%, 05/03/26 (Call 02/03/26)	15	14,950
4.35%, 11/03/45 (Call 05/03/45)	25	26,193
CNA Financial Corp. 3.95%, 05/15/24 (Call 02/15/24)	15	15,015
4.50%, 03/01/26 (Call 12/01/25)	10	10,224
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	25	29,204
Lincoln National Corp. 3.63%, 12/12/26 (Call 09/15/26)	15	14,670
7.00%, 06/15/40	15	19,181
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	24,451
Manulife Financial Corp., 4.15%, 03/04/26	15	15,511
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	25	24,747
3.50%, 06/03/24 (Call 03/03/24)	25	25,115
3.75%, 03/14/26 (Call 12/14/25)	25	25,182
MetLife Inc. 3.00%, 03/01/25	5	4,907
3.60%, 11/13/25 (Call 08/13/25)	25	25,251
4.05%, 03/01/45	25	23,764
4.60%, 05/13/46 (Call 12/13/45)	15	15,546
6.38%, 06/15/34	25	31,063
Series D, 4.37%, 09/15/23	15	15,814
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	25	25,975
Principal Financial Group Inc., 4.63%, 09/15/42	15	14,900
Progressive Corp. (The) 3.70%, 01/26/45	25	23,347
3.75%, 08/23/21	15	15,229

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc. 3.88%, 03/27/28 (Call 12/27/27)	$15	$15,372
4.50%, 11/16/21	25	25,921
5.63%, 06/15/43 (Call 06/15/23)(b)(c)	80	82,980
5.70%, 12/14/36	25	28,807
Reinsurance Group of America Inc., 5.00%, 06/01/21	25	25,857
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	30,638
Travelers Companies Inc. (The) 3.90%, 11/01/20	34	34,588
4.60%, 08/01/43	25	26,614
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	25,332
Unum Group, 5.63%, 09/15/20	50	51,636

		1,306,162

Internet — 0.3%
Alibaba Group Holding Ltd. 3.13%, 11/28/21 (Call 09/28/21)	50	49,892
4.00%, 12/06/37 (Call 06/06/37)	50	47,079
Amazon.com Inc. 2.50%, 11/29/22 (Call 08/29/22)	25	24,762
3.88%, 08/22/37 (Call 02/22/37)	25	24,881
4.05%, 08/22/47 (Call 02/22/47)	25	25,069
4.25%, 08/22/57 (Call 02/22/57)	25	25,325
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	50	48,810
eBay Inc. 2.15%, 06/05/20	25	24,728
2.60%, 07/15/22 (Call 04/15/22)	15	14,673
4.00%, 07/15/42 (Call 01/15/42)	15	12,066
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	30	30,581

		327,866

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	50	54,285
Vale Overseas Ltd., 6.88%, 11/21/36	55	60,083

		114,368

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	25	25,438
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	25	24,161
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	26,397

		75,996

Lodging — 0.0%
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	25	24,786

Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	25	25,502
Caterpillar Financial Services Corp. 1.85%, 09/04/20	25	24,641
2.00%, 03/05/20	25	24,823
2.90%, 03/15/21	25	25,045
2.95%, 05/15/20	15	15,018
3.25%, 12/01/24	25	25,420
3.45%, 05/15/23(a)	15	15,204
Caterpillar Inc., 4.75%, 05/15/64 (Call 11/15/63)	15	15,805
CNH Industrial Capital LLC, 4.38%, 04/05/22	25	25,363
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	16,579
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	15	14,900
3.90%, 06/09/42 (Call 12/09/41)	15	15,108
5.38%, 10/16/29	15	17,416

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)

John Deere Capital Corp. 3.45%, 06/07/23	$10	$10,155

3.45%, 03/13/25	15	15,195

3.90%, 07/12/21	25	25,690
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	25	24,200
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	49,878
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	25	22,383

		408,325

Manufacturing — 0.4%

3M Co. 2.25%, 03/15/23 (Call 02/15/23)	25	24,443

2.88%, 10/15/27 (Call 07/15/27)	25	24,195

3.88%, 06/15/44	15	14,814

4.00%, 09/14/48 (Call 03/14/48)	25	25,137
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	24,871

Eaton Corp. 4.00%, 11/02/32	15	14,965

4.15%, 11/02/42	15	14,498

General Electric Co. 4.38%, 09/16/20	50	50,873

4.50%, 03/11/44	25	22,298

4.65%, 10/17/21	36	37,050

5.88%, 01/14/38	25	26,251

Illinois Tool Works Inc. 3.38%, 09/15/21 (Call 06/15/21)	25	25,281

4.88%, 09/15/41 (Call 03/15/41)	15	16,801

Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	14,978

Parker-Hannifin Corp. 3.30%, 11/21/24 (Call 08/21/24)	15	14,968

4.20%, 11/21/34 (Call 05/21/34)	15	15,203
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	25,481

		392,107

Media — 1.2%

21st Century Fox America Inc. 3.70%, 09/15/24 (Call 06/15/24)	24	24,516

4.95%, 10/15/45 (Call 04/15/45)	15	16,829

6.20%, 12/15/34	50	62,113

6.40%, 12/15/35	25	31,675

CBS Corp. 2.90%, 01/15/27 (Call 10/15/26)	15	13,664

3.70%, 08/15/24 (Call 05/15/24)	15	14,858

7.88%, 07/30/30	25	32,297

Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	25	25,102

4.20%, 03/15/28 (Call 12/15/27)	25	24,210

4.91%, 07/23/25 (Call 04/23/25)	50	51,767

5.38%, 05/01/47 (Call 11/01/46)	25	23,749

6.38%, 10/23/35 (Call 04/23/35)	25	26,793

6.48%, 10/23/45 (Call 04/23/45)	25	26,881

Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	61,034

Comcast Corp. 2.85%, 01/15/23	25	24,845

3.38%, 02/15/25 (Call 11/15/24)	21	21,010

3.60%, 03/01/24	20	20,338

3.90%, 03/01/38 (Call 09/01/37)	25	23,603

3.97%, 11/01/47 (Call 05/01/47)	70	64,798

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49 (Call 05/01/49)	$57	$52,993
4.05%, 11/01/52 (Call 05/01/52)	31	28,709
4.15%, 10/15/28 (Call 07/15/28)	50	51,627
4.25%, 01/15/33	35	35,796
4.70%, 10/15/48 (Call 04/15/48)	25	25,993
6.40%, 05/15/38	7	8,578
Discovery Communications LLC 2.80%, 06/15/20 (Call 05/15/20)(e)	25	24,779
2.95%, 03/20/23 (Call 02/20/23)	15	14,532
5.00%, 09/20/37 (Call 03/20/37)	60	56,680
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	25	25,255
5.50%, 09/01/41 (Call 03/01/41)	25	23,651
5.88%, 11/15/40 (Call 05/15/40)	25	24,744
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	15	17,341
Viacom Inc. 4.25%, 09/01/23 (Call 06/01/23)	25	25,577
5.85%, 09/01/43 (Call 03/01/43)	25	26,077
Walt Disney Co. (The) 3.00%, 02/13/26	25	24,786
3.70%, 12/01/42	40	37,839
Warner Media LLC 3.55%, 06/01/24 (Call 03/01/24)	25	24,893
3.60%, 07/15/25 (Call 04/15/25)	25	24,599
4.65%, 06/01/44 (Call 12/01/43)	15	13,799
5.38%, 10/15/41	25	25,346

		1,183,676

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.25%, 06/15/25 (Call 03/15/25)	25	25,341
4.38%, 06/15/45 (Call 12/15/44)	10	10,377
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	50	48,627

		84,345

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	38,736
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	28,537
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	25	25,191
Newmont Mining Corp., 6.25%, 10/01/39	25	28,785
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	32,375
Southern Copper Corp. 3.88%, 04/23/25	15	14,926
5.88%, 04/23/45	15	16,091
6.75%, 04/16/40	15	17,429
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	25	25,213

		227,283

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	25	25,359

Oil & Gas — 2.1%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	20	20,557
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)(a)	15	14,409
3.25%, 04/15/22 (Call 01/15/22)	20	19,814
4.75%, 04/15/43 (Call 10/15/42)	25	22,724
BP Capital Markets America Inc. 3.22%, 11/28/23 (Call 09/28/23)	25	25,045
3.25%, 05/06/22	75	75,611
4.74%, 03/11/21	25	25,869
BP Capital Markets PLC, 3.06%, 03/17/22	40	40,097

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	$25	$24,476
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	25	24,220
5.40%, 06/15/47 (Call 12/15/46)	25	23,570
Chevron Corp. 2.42%, 11/17/20 (Call 10/17/20)	10	9,956
2.95%, 05/16/26 (Call 02/16/26)	40	39,327
3.19%, 06/24/23 (Call 03/24/23)	25	25,238
3.33%, 11/17/25 (Call 08/17/25)	20	20,262
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	10	10,177
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	50	51,409
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	25	24,900
5.00%, 06/15/45 (Call 12/15/44)	25	25,480
Ecopetrol SA 5.38%, 06/26/26 (Call 03/26/26)	25	26,286
5.88%, 09/18/23	25	26,841
Encana Corp., 7.38%, 11/01/31	35	41,719
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	25	24,634
4.10%, 02/01/21	25	25,469
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	25	24,562
3.90%, 10/01/27 (Call 07/01/27)	25	22,684
Equinor ASA 3.15%, 01/23/22	25	25,277
3.63%, 09/10/28 (Call 06/10/28)	25	25,450
4.80%, 11/08/43	40	44,250
Exxon Mobil Corp. 3.04%, 03/01/26 (Call 12/01/25)	50	49,734
4.11%, 03/01/46 (Call 09/01/45)	15	15,625
Hess Corp., 5.60%, 02/15/41	25	24,332
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	26,370
Kerr-McGee Corp. 6.95%, 07/01/24	15	16,918
7.88%, 09/15/31	50	61,608
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	25	24,759
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	25	23,937
Nexen Inc. 5.88%, 03/10/35	25	29,199
7.50%, 07/30/39	30	42,255
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	15	15,257
6.00%, 03/01/41 (Call 09/01/40)	10	10,368
Occidental Petroleum Corp. 4.20%, 03/15/48 (Call 09/15/47)	25	25,077
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	50	50,998
Petro-Canada, 5.35%, 07/15/33	25	26,675
Petroleos Mexicanos 3.50%, 01/30/23	50	46,501
4.63%, 09/21/23	25	24,006
4.88%, 01/18/24(a)	30	28,703
5.50%, 01/21/21	50	50,697
5.50%, 06/27/44	30	23,505
6.00%, 03/05/20	32	32,662
6.38%, 02/04/21	25	25,714
6.38%, 01/23/45	50	41,988
6.50%, 03/13/27	25	24,151

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 06/02/41	$30	$25,959
6.75%, 09/21/47	50	43,475
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	25	25,831
4.88%, 11/15/44 (Call 05/15/44)	25	26,033
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	15	15,269
Shell International Finance BV 2.13%, 05/11/20	25	24,821
2.25%, 11/10/20	50	49,604
2.25%, 01/06/23	25	24,423
2.88%, 05/10/26	55	53,496
3.63%, 08/21/42	50	46,915
4.55%, 08/12/43	50	53,435
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	25	25,201
6.50%, 06/15/38	15	18,273
Total Capital Canada Ltd., 2.75%, 07/15/23	25	24,693
Total Capital International SA, 3.75%, 04/10/24	25	25,717
Total Capital SA, 4.13%, 01/28/21	25	25,634
Valero Energy Corp., 4.90%, 03/15/45	25	25,432

		2,085,563

Oil & Gas Services — 0.2%
Halliburton Co. 3.80%, 11/15/25 (Call 08/15/25)	25	25,124
4.85%, 11/15/35 (Call 05/15/35)	30	30,406
5.00%, 11/15/45 (Call 05/15/45)	25	25,733
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	15	14,537
3.95%, 12/01/42 (Call 06/01/42)	15	12,231
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	25	25,685
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,582

		158,298

Packaging & Containers — 0.1%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	22,846
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	34,622
WestRock MWV LLC, 7.95%, 02/15/31	25	31,704
WestRock RKT LLC, 3.50%, 03/01/20	25	25,021

		114,193

Pharmaceuticals — 1.6%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	40	39,077
3.20%, 05/14/26 (Call 02/14/26)	40	37,736
4.30%, 05/14/36 (Call 11/14/35)	25	22,712
4.40%, 11/06/42	38	33,657
4.45%, 05/14/46 (Call 11/14/45)	25	21,961
Allergan Funding SCS 3.85%, 06/15/24 (Call 03/15/24)	25	24,907
4.55%, 03/15/35 (Call 09/15/34)	25	23,317
4.75%, 03/15/45 (Call 09/15/44)	20	18,458
Allergan Inc./U.S., 3.38%, 09/15/20	10	10,015
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	21,715
AstraZeneca PLC 2.38%, 11/16/20	50	49,468
4.00%, 01/17/29 (Call 10/17/28)	25	25,223
4.38%, 08/17/48 (Call 02/17/48)	25	24,124
Bristol-Myers Squibb Co., 4.50%, 03/01/44 (Call 09/01/43)	15	14,922

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc. 3.75%, 09/15/25 (Call 06/15/25)	$25	$24,637
4.37%, 06/15/47 (Call 12/15/46)	15	12,947
Cigna Corp. 4.38%, 10/15/28 (Call 07/16/28)(e)	50	50,596
4.90%, 12/15/48 (Call 06/15/48)(e)	25	24,740
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	69	67,392
2.80%, 07/20/20 (Call 06/20/20)	28	27,869
3.50%, 07/20/22 (Call 05/20/22)	25	25,130
4.10%, 03/25/25 (Call 01/25/25)	50	50,693
4.30%, 03/25/28 (Call 12/25/27)	30	30,011
4.78%, 03/25/38 (Call 09/25/37)	25	24,294
5.05%, 03/25/48 (Call 09/25/47)	75	74,332
5.13%, 07/20/45 (Call 01/20/45)	55	54,666
Eli Lilly & Co., 3.95%, 05/15/47 (Call 11/15/46)	15	14,807
Express Scripts Holding Co. 3.40%, 03/01/27 (Call 12/01/26)	50	47,606
4.75%, 11/15/21	20	20,763
GlaxoSmithKline Capital Inc. 3.38%, 05/15/23	25	25,316
3.88%, 05/15/28	15	15,410
6.38%, 05/15/38	25	31,771
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	25	25,152
Johnson & Johnson 2.63%, 01/15/25 (Call 11/15/24)	25	24,615
3.55%, 03/01/36 (Call 09/01/35)	25	24,304
3.70%, 03/01/46 (Call 09/01/45)	30	29,204
3.75%, 03/03/47 (Call 09/03/46)	15	14,693
5.95%, 08/15/37	15	18,895
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	17,915
Merck & Co. Inc. 2.40%, 09/15/22 (Call 03/15/22)	20	19,770
2.75%, 02/10/25 (Call 11/10/24)	25	24,497
3.60%, 09/15/42 (Call 03/15/42)	15	14,139
3.70%, 02/10/45 (Call 08/10/44)	25	23,861
3.88%, 01/15/21 (Call 10/15/20)	20	20,384
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	25	22,073
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	25	24,698
3.00%, 11/20/25 (Call 08/20/25)	25	24,855
4.00%, 11/20/45 (Call 05/20/45)	30	30,065
Pfizer Inc. 3.40%, 05/15/24	60	61,566
4.10%, 09/15/38 (Call 03/15/38)	25	25,500
4.13%, 12/15/46	15	15,216
4.40%, 05/15/44	25	26,277
7.20%, 03/15/39	25	35,275
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	50	48,876
Zoetis Inc. 3.00%, 09/12/27 (Call 06/15/27)	25	23,300
3.25%, 02/01/23 (Call 11/01/22)	25	24,879
4.50%, 11/13/25 (Call 08/13/25)	25	26,016

		1,636,297

Pipelines — 1.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20%, 12/01/47 (Call 06/01/47)	5	4,830
5.25%, 01/15/25 (Call 01/15/21)	30	30,625
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	25,349

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	$25	$25,065
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	25	25,575
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	25	24,384
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	20,156
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	25	24,743
Energy Transfer Operating LP 4.15%, 10/01/20 (Call 08/01/20)	50	50,585
4.90%, 03/15/35 (Call 09/15/34)	25	23,190
5.15%, 03/15/45 (Call 09/15/44)	25	23,153
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)	25	25,057
3.75%, 02/15/25 (Call 11/15/24)	10	10,134
3.95%, 02/15/27 (Call 11/15/26)	50	50,737
4.25%, 02/15/48 (Call 08/15/47)	25	23,355
4.45%, 02/15/43 (Call 08/15/42)	25	24,321
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)	50	45,970
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	24,147
Kinder Morgan Energy Partners LP 5.00%, 10/01/21 (Call 07/01/21)	25	25,967
5.30%, 09/15/20	25	25,764
5.40%, 09/01/44 (Call 03/01/44)	25	25,404
5.63%, 09/01/41	25	26,136
Kinder Morgan Inc./DE 5.30%, 12/01/34 (Call 06/01/34)	35	36,293
5.55%, 06/01/45 (Call 12/01/44)	35	36,732
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	25	23,014
MPLX LP 4.70%, 04/15/48 (Call 10/15/47)	50	45,956
4.88%, 06/01/25 (Call 03/01/25)	25	26,029
ONEOK Partners LP 5.00%, 09/15/23 (Call 06/15/23)	50	52,173
6.13%, 02/01/41 (Call 08/01/40)	25	26,667
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	35	33,609
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26 (Call 09/15/26)	15	15,003
4.90%, 02/15/45 (Call 08/15/44)	25	22,941
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	50	49,329
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	60	57,564
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)	50	47,953
5.40%, 10/01/47 (Call 04/01/47)	25	23,905
5.95%, 12/01/25 (Call 08/01/25)	45	48,904
TransCanada PipeLines Ltd. 3.80%, 10/01/20	20	20,243
4.25%, 05/15/28 (Call 02/15/28)	150	153,202
4.63%, 03/01/34 (Call 12/01/33)	5	5,085
4.75%, 05/15/38 (Call 11/15/37)	20	20,188
4.88%, 05/15/48 (Call 11/15/47)	15	15,105
5.85%, 03/15/36	15	16,558
6.10%, 06/01/40	10	11,484
Transcontinental Gas Pipe Line Co. LLC 5.40%, 08/15/41 (Call 02/15/41)	15	15,584
7.85%, 02/01/26 (Call 11/01/25)	10	12,257
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	50	50,253

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	$30	$29,090
4.30%, 03/04/24 (Call 12/04/23)	25	25,601
5.10%, 09/15/45 (Call 03/15/45)	20	19,821
5.25%, 03/15/20	44	44,918
6.30%, 04/15/40	20	22,551

		1,592,659

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	19,764
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	25	25,794

		45,558

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	50	51,637
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	25	24,999
American Tower Corp. 3.00%, 06/15/23	25	24,445
3.45%, 09/15/21	25	25,083
3.50%, 01/31/23	25	24,978
3.60%, 01/15/28 (Call 10/15/27)	25	24,040
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)	25	23,809
2.95%, 09/15/22 (Call 06/15/22)	25	24,794
Boston Properties LP 3.85%, 02/01/23 (Call 11/01/22)	52	52,894
4.13%, 05/15/21 (Call 02/15/21)	25	25,468
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	25	24,032
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	25	24,677
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	15,106
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	25	24,006
3.70%, 06/15/26 (Call 03/15/26)	15	14,641
4.45%, 02/15/26 (Call 11/15/25)	30	30,635
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	50	50,647
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	25,697
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,292
ERP Operating LP 3.50%, 03/01/28 (Call 12/01/27)	25	24,742
4.50%, 06/01/45 (Call 12/01/44)	15	15,423
4.63%, 12/15/21 (Call 09/15/21)	15	15,590
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	14,584
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	25	25,989
HCP Inc. 3.40%, 02/01/25 (Call 11/01/24)	15	14,596
3.88%, 08/15/24 (Call 05/15/24)	25	25,064
4.00%, 12/01/22 (Call 10/01/22)	25	25,339
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	14,170
Hospitality Properties Trust 4.65%, 03/15/24 (Call 09/15/23)	15	14,984
5.00%, 08/15/22 (Call 02/15/22)	25	25,477
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	25	24,670
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	14,864

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp. 3.13%, 06/01/23 (Call 03/01/23)	$35	$34,174
3.30%, 02/01/25 (Call 12/01/24)	35	34,052
Liberty Property LP 4.38%, 02/01/29 (Call 11/01/28)	25	25,422
4.40%, 02/15/24 (Call 11/15/23)	25	25,838
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	25,604
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	14,255
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)	25	25,154
4.75%, 01/15/28 (Call 10/15/27)(a)	25	25,085
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,522
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	26,076
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	50	50,637
Simon Property Group LP 2.50%, 07/15/21 (Call 04/15/21)	25	24,732
3.38%, 10/01/24 (Call 07/01/24)	25	25,091
4.13%, 12/01/21 (Call 09/01/21)	25	25,704
6.75%, 02/01/40 (Call 11/01/39)	25	32,772
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	50	50,250
Ventas Realty LP, 4.13%, 01/15/26 (Call 10/15/25)	30	30,155
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	25	23,943
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	35	35,312
4.50%, 01/15/24 (Call 10/15/23)	25	25,941
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	35	34,644
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,322

		1,423,057

Retail — 1.2%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	40	39,758
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	26,017
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	35	34,194
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	24,166
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	24,592
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	40	36,996
2.80%, 09/14/27 (Call 06/14/27)	25	24,075
3.00%, 04/01/26 (Call 01/01/26)	25	24,602
3.75%, 02/15/24 (Call 11/15/23)	25	25,935
4.20%, 04/01/43 (Call 10/01/42)	25	25,176
4.25%, 04/01/46 (Call 10/01/45)	25	25,435
5.88%, 12/16/36	10	12,143
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	25	24,952
3.80%, 11/15/21 (Call 08/15/21)	40	40,546
4.05%, 05/03/47 (Call 11/03/46)	25	22,324
4.25%, 09/15/44 (Call 03/15/44)	15	13,756
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)	15	15,039
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	25	24,836
3.35%, 04/01/23 (Call 03/01/23)	30	30,280
3.80%, 04/01/28 (Call 01/01/28)	25	24,964
4.60%, 05/26/45 (Call 11/26/44)	15	14,818
4.70%, 12/09/35 (Call 06/09/35)	21	21,637
4.88%, 12/09/45 (Call 06/09/45)	25	25,720
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	15	15,233
5.00%, 01/15/44 (Call 07/15/43)	65	55,598

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	$25	$24,245
QVC Inc., 4.38%, 03/15/23	25	25,257
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)	25	24,948
3.75%, 12/01/47 (Call 06/01/47)	15	12,869
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	24,292
Target Corp., 4.00%, 07/01/42	50	48,515
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	50	47,842
3.80%, 11/18/24 (Call 08/18/24)	80	80,302
Walmart Inc. 2.35%, 12/15/22 (Call 11/15/22)	6	5,910
3.63%, 07/08/20	115	116,489
3.70%, 06/26/28 (Call 03/26/28)	50	51,327
5.00%, 10/25/40	20	22,606
5.25%, 09/01/35	25	29,197
5.63%, 04/01/40	25	30,317
5.63%, 04/15/41	5	6,094

		1,203,002

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	25	26,200
Analog Devices Inc., 2.95%, 01/12/21	25	24,887
Applied Materials Inc. 3.90%, 10/01/25 (Call 07/01/25)	25	25,827
5.10%, 10/01/35 (Call 04/01/35)	25	27,456
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	250	244,055
2.65%, 01/15/23 (Call 12/15/22)	25	23,802
3.88%, 01/15/27 (Call 10/15/26)	50	46,321
Intel Corp. 3.70%, 07/29/25 (Call 04/29/25)	70	72,081
3.73%, 12/08/47 (Call 06/08/47)	15	14,309
4.10%, 05/11/47 (Call 11/11/46)	25	25,200
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,482
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	25	24,846
QUALCOMM Inc. 3.45%, 05/20/25 (Call 02/20/25)	40	39,334
4.65%, 05/20/35 (Call 11/20/34)	25	24,486
4.80%, 05/20/45 (Call 11/20/44)	25	24,083
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	25	24,705
2.75%, 03/12/21 (Call 02/12/21)	25	24,971
4.15%, 05/15/48 (Call 11/15/47)	15	15,352
Xilinx Inc., 3.00%, 03/15/21	25	24,903

		760,300

Software — 1.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	14,370
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	40,594
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	25	25,335
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	30	27,958
3.63%, 10/15/20 (Call 09/15/20)	25	25,162
3.88%, 06/05/24 (Call 03/05/24)	25	25,054
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	50,168
Microsoft Corp. 2.00%, 11/03/20 (Call 10/03/20)	25	24,745
2.38%, 02/12/22 (Call 01/12/22)	25	24,781
2.70%, 02/12/25 (Call 11/12/24)	25	24,630
3.45%, 08/08/36 (Call 02/08/36)	50	48,527

Security	Par (000)	Value

Software (continued)
3.50%, 11/15/42	$40	$37,778
3.70%, 08/08/46 (Call 02/08/46)	50	48,773
3.75%, 05/01/43 (Call 11/01/42)	25	24,473
4.00%, 02/08/21	50	51,340
4.50%, 02/06/57 (Call 08/06/56)	35	38,023
4.88%, 12/15/43 (Call 06/15/43)	25	28,429
Oracle Corp. 2.63%, 02/15/23 (Call 01/15/23)	95	93,731
2.65%, 07/15/26 (Call 04/15/26)	50	47,519
2.95%, 11/15/24 (Call 09/15/24)	25	24,707
2.95%, 05/15/25 (Call 02/15/25)	80	78,610
3.25%, 11/15/27 (Call 08/15/27)	25	24,621
3.90%, 05/15/35 (Call 11/15/34)	10	9,817
4.00%, 07/15/46 (Call 01/15/46)	25	23,933
4.00%, 11/15/47 (Call 05/15/47)	25	23,947
4.13%, 05/15/45 (Call 11/15/44)	50	48,817
6.13%, 07/08/39	25	30,995
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	25	24,502

		991,339

Telecommunications — 1.9%
America Movil SAB de CV, 5.00%, 03/30/20	100	101,869
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	60	58,467
3.90%, 03/11/24 (Call 12/11/23)	175	177,432
4.25%, 03/01/27 (Call 12/01/26)	50	50,211
4.35%, 06/15/45 (Call 12/15/44)	50	43,763
4.45%, 05/15/21	70	71,882
4.45%, 04/01/24 (Call 01/01/24)	50	51,768
4.75%, 05/15/46 (Call 11/15/45)	50	46,436
4.90%, 08/15/37 (Call 02/14/37)	50	48,339
5.15%, 11/15/46 (Call 05/15/46)	35	34,188
5.15%, 02/15/50 (Call 08/14/49)	35	33,989
5.35%, 09/01/40	23	23,097
5.45%, 03/01/47 (Call 09/01/46)	25	25,452
5.55%, 08/15/41	50	51,438
British Telecommunications PLC, 9.63%, 12/15/30	25	34,900
Cisco Systems Inc. 2.45%, 06/15/20	15	14,951
2.60%, 02/28/23	55	54,694
3.50%, 06/15/25	45	46,160
3.63%, 03/04/24	25	25,894
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	33,366
Juniper Networks Inc. 3.30%, 06/15/20 (Call 05/15/20)	25	24,954
4.50%, 03/15/24	15	15,414
Koninklijke KPN NV, 8.38%, 10/01/30	25	30,279
Motorola Solutions Inc., 3.50%, 03/01/23	35	34,440
Orange SA, 9.00%, 03/01/31	25	35,092
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)	7	7,248
5.00%, 03/15/44 (Call 09/15/43)	25	26,536
Telefonica Emisiones SA, 5.13%, 04/27/20	50	51,094
Telefonica Emisiones SAU, 7.05%, 06/20/36	60	70,463
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	24,511
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	25	24,531
3.38%, 02/15/25	50	50,029
3.50%, 11/01/24 (Call 08/01/24)	50	50,493
4.33%, 09/21/28	53	54,854
4.40%, 11/01/34 (Call 05/01/34)	25	25,107

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.52%, 09/15/48	$50	$48,818
4.67%, 03/15/55	50	48,605
4.86%, 08/21/46	50	51,434
5.01%, 08/21/54	50	51,225
6.55%, 09/15/43	25	30,990
Vodafone Group PLC 3.75%, 01/16/24	30	29,894
4.38%, 05/30/28	75	74,259
5.25%, 05/30/48	25	23,870

		1,912,436

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	23,252

Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22 (Call 06/01/22)	20	20,093
3.90%, 08/01/46 (Call 02/01/46)	50	48,144
4.15%, 04/01/45 (Call 10/01/44)	25	25,087
4.15%, 12/15/48 (Call 06/15/48)	25	25,227
4.45%, 03/15/43 (Call 09/15/42)	50	52,033
4.70%, 09/01/45 (Call 03/01/45)	25	26,890
6.15%, 05/01/37	18	22,142
6.20%, 08/15/36	10	12,359
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	20	19,275
6.25%, 08/01/34	25	32,011
CSX Corp. 3.40%, 08/01/24 (Call 05/01/24)	25	25,109
3.80%, 03/01/28 (Call 12/01/27)	75	74,777
3.80%, 11/01/46 (Call 05/01/46)	25	22,394
6.15%, 05/01/37	25	29,431
FedEx Corp. 3.20%, 02/01/25	15	14,772
3.30%, 03/15/27 (Call 12/15/26)	15	14,392
3.40%, 02/15/28 (Call 11/15/27)	25	23,976
3.90%, 02/01/35	25	23,017
4.00%, 01/15/24	20	20,602
4.05%, 02/15/48 (Call 08/15/47)	15	13,000
4.55%, 04/01/46 (Call 10/01/45)	10	9,342
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	25	24,946
Norfolk Southern Corp. 4.15%, 02/28/48 (Call 08/28/47)	15	14,544
4.84%, 10/01/41	25	26,185
Ryder System Inc. 2.65%, 03/02/20 (Call 02/20/20)	25	24,878
2.88%, 09/01/20 (Call 08/01/20)	25	24,883
Union Pacific Corp. 3.20%, 06/08/21	25	25,162
3.60%, 09/15/37 (Call 03/15/37)	15	13,617
3.75%, 03/15/24 (Call 12/15/23)	10	10,200
3.75%, 07/15/25 (Call 05/15/25)	25	25,517
3.95%, 09/10/28 (Call 06/10/28)	50	50,940
4.00%, 04/15/47 (Call 10/15/46)	15	13,988
4.05%, 11/15/45 (Call 05/15/45)	15	14,037
4.05%, 03/01/46 (Call 09/01/45)	15	14,062
4.38%, 09/10/38 (Call 03/10/38)	25	24,921

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc. 2.45%, 10/01/22	$25	$24,780
2.80%, 11/15/24 (Call 09/15/24)	25	24,660
3.75%, 11/15/47 (Call 05/15/47)(a)	15	13,827

		925,220

Trucking & Leasing — 0.0%
GATX Corp., 4.55%, 11/07/28 (Call 08/07/28)	15	15,014

Water — 0.1%
American Water Capital Corp. 3.40%, 03/01/25 (Call 12/01/24)	15	14,981
3.75%, 09/01/47 (Call 03/01/47)	10	9,255
6.59%, 10/15/37	15	19,097
Veolia Environnement SA, 6.75%, 06/01/38	10	12,108

		55,441

Total Corporate Bonds & Notes — 38.0% (Cost: $38,622,586)		38,029,726

Foreign Government Obligations(f)

Canada — 0.5%
Canada Government International Bond, 2.00%, 11/15/22	25	24,520
Export Development Canada 1.75%, 07/21/20	25	24,701
2.00%, 05/17/22	25	24,536
Province of Alberta Canada, 3.30%, 03/15/28	25	25,283
Province of British Columbia Canada 2.00%, 10/23/22	25	24,392
2.25%, 06/02/26	40	38,270
Province of Manitoba Canada, 2.10%, 09/06/22	70	68,160
Province of New Brunswick Canada, 3.63%, 02/24/28	25	25,742
Province of Ontario Canada 2.20%, 10/03/22	75	73,408
2.45%, 06/29/22	25	24,706
2.50%, 04/27/26	25	24,133
4.40%, 04/14/20	50	50,918
Province of Quebec Canada 2.63%, 02/13/23	50	49,662
2.75%, 04/12/27	25	24,454
Series PD, 7.50%, 09/15/29	25	34,559

		537,444

Chile — 0.1%
Chile Government International Bond, 3.88%, 08/05/20	100	101,423

Colombia — 0.2%
Colombia Government International Bond 6.13%, 01/18/41	100	113,475
8.13%, 05/21/24	50	59,542

		173,017

Hungary — 0.1%
Hungary Government International Bond, 5.38%, 02/21/23	50	53,526

Japan — 0.2%
Japan Bank for International Cooperation, 2.25%, 11/04/26	200	188,608

Mexico — 0.2%
Mexico Government International Bond 3.50%, 01/21/21(a)	25	25,104
4.75%, 03/08/44	24	22,748
5.55%, 01/21/45	50	52,827

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
5.75%, 10/12/10	$50	$49,339
6.75%, 09/27/34	50	59,380

		209,398

Panama — 0.2%
Panama Government International Bond 7.13%, 01/29/26	100	120,381
9.38%, 04/01/29	25	35,852

		156,233

Peru — 0.1%
Peruvian Government International Bond 4.13%, 08/25/27	50	53,084
5.63%, 11/18/50(a)	25	30,668
8.75%, 11/21/33	25	37,958

		121,710

Philippines — 0.1%
Philippine Government International Bond 3.95%, 01/20/40	100	101,788
10.63%, 03/16/25	35	49,118

		150,906

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	25	24,969
4.00%, 01/22/24	50	51,922
5.00%, 03/23/22	35	37,030

		113,921

South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 06/29/20	100	102,774

Supranational — 2.0%
African Development Bank 1.25%, 07/26/21	50	48,426
2.13%, 11/16/22	25	24,550
Asian Development Bank 1.63%, 03/16/21(a)	75	73,547
1.75%, 06/08/21	70	68,692
1.88%, 02/18/22(a)	25	24,497
2.00%, 01/22/25(a)	90	86,634
2.50%, 11/02/27	50	48,683
Corp. Andina de Fomento, 4.38%, 06/15/22	50	51,676
Council of Europe Development Bank 1.63%, 03/10/20	50	49,484
2.63%, 02/13/23	25	24,992
European Bank for Reconstruction & Development 1.63%, 05/05/20	25	24,710
1.88%, 02/23/22	100	97,907
European Investment Bank 1.38%, 06/15/20	100	98,440
1.63%, 03/16/20	100	98,986
1.75%, 05/15/20	50	49,489
1.88%, 02/10/25	100	95,579
2.25%, 03/15/22	25	24,763
2.38%, 05/13/21	90	89,543
2.38%, 06/15/22	25	24,838
2.50%, 04/15/21	75	74,816
2.88%, 09/15/20	50	50,195
4.00%, 02/16/21	50	51,301
Inter-American Development Bank 1.75%, 09/14/22	65	63,110
2.13%, 11/09/20	50	49,590

Security	Par (000)	Value

Supranational (continued)
2.13%, 01/18/22	$100	$98,695
2.13%, 01/15/25	50	48,458
2.63%, 04/19/21	40	40,010
3.13%, 09/18/28	50	51,066
International Bank for Reconstruction & Development 1.38%, 05/24/21	50	48,675
1.63%, 03/09/21	25	24,520
1.63%, 02/10/22	25	24,323
1.88%, 04/21/20	30	29,754
2.00%, 01/26/22	50	49,182
2.13%, 03/03/25	40	38,812
2.50%, 11/25/24	50	49,536
2.50%, 07/29/25	50	49,368
2.50%, 11/22/27	25	24,395
3.00%, 09/27/23	25	25,396
International Finance Corp., 2.00%, 10/24/22	25	24,483

		2,021,121

Sweden — 0.1%
Svensk Exportkredit AB, 1.75%, 08/28/20	90	88,778

Uruguay — 0.1%
Uruguay Government International Bond 4.50%, 08/14/24	25	25,970
7.63%, 03/21/36	50	67,354

		93,324

Total Foreign Government Obligations — 4.1% (Cost: $4,132,799)		4,112,183

Municipal Debt Obligations

California — 0.2%
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	29,876
State of California GO 3.38%, 04/01/25	25	25,325
4.50%, 04/01/33 (Call 04/01/28)	25	26,318
State of California GO BAB, 7.55%, 04/01/39	50	72,898
University of California RB, Series AD, 4.86%, 05/15/12	25	25,710

		180,127

Florida — 0.1%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	50,032

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,592

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	75	71,045

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	32,647

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	30,150

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	23,301

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(d)	$50	$43,299
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	25	34,743

		78,042

New York — 0.1%
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	25	30,807
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	17,494
Port Authority of New York & New Jersey RB 4.93%, 10/01/51	25	28,402
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	53,995

		130,698

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	31,026
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	26,913
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,219

		85,158

Oregon — 0.1%
State of Oregon GO, 5.89%, 06/01/27	50	58,147

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	50,060
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	35,047

		85,107

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	24,236

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	35	41,197

Total Municipal Debt Obligations — 0.9% (Cost: $905,070)		912,479

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Banks 3.13%, 06/13/25	335	339,057
3.25%, 11/16/28	35	35,791
3.63%, 06/11/21	300	306,933
5.50%, 07/15/36	25	31,976
Federal Home Loan Mortgage Corp. 2.38%, 02/16/21	150	149,422
2.38%, 01/13/22	245	243,733
6.25%, 07/15/32	150	199,420
Federal National Mortgage Association 1.88%, 04/05/22	100	98,031
2.63%, 01/11/22	55	55,108
5.63%, 07/15/37	86	112,076
6.25%, 05/15/29	50	63,770
6.63%, 11/15/30	100	133,684
Tennessee Valley Authority, 3.50%, 12/15/42	50	48,884

		1,817,885

Security	Par (000)	Value

U.S. Government Obligations — 53.4%
U.S. Treasury Note/Bond
1.13%, 04/30/20	$250	$245,946
1.13%, 07/31/21	600	580,740
1.38%, 04/30/21	1,500	1,464,212
1.38%, 06/30/23	200	190,688
1.38%, 08/31/23	150	142,752
1.50%, 04/15/20	1,200	1,186,273
1.50%, 03/31/23	2,000	1,921,962
1.50%, 08/15/26	200	184,729
1.63%, 08/15/22	450	436,924
1.63%, 11/15/22	250	242,218
1.63%, 04/30/23	250	241,273
1.63%, 02/15/26	1,300	1,218,160
1.63%, 05/15/26	850	794,460
1.75%, 12/31/20	700	690,124
1.75%, 03/31/22	500	489,182
1.75%, 04/30/22	500	488,816
1.75%, 05/15/22	600	586,199
1.75%, 09/30/22	200	194,868
1.75%, 05/15/23	750	727,139
1.88%, 04/30/22	750	736,109
1.88%, 08/31/22	1,900	1,860,248
1.88%, 09/30/22	3,000	2,936,177
2.00%, 07/31/20	700	694,544
2.00%, 11/15/21	250	246,855
2.00%, 11/30/22	1,500	1,472,800
2.00%, 05/31/24	2,820	2,745,671
2.00%, 02/15/25	825	798,522
2.00%, 11/15/26	450	429,968
2.13%, 08/31/20	600	596,205
2.13%, 01/31/21	500	496,171
2.13%, 06/30/21	250	247,873
2.13%, 12/31/21	250	247,520
2.13%, 02/29/24	650	637,746
2.25%, 03/31/21	2,000	1,988,996
2.25%, 12/31/23	1,000	987,710
2.25%, 11/15/25	850	831,214
2.25%, 08/15/27	300	290,399
2.25%, 11/15/27	1,600	1,546,025
2.25%, 08/15/46	700	591,042
2.38%, 05/15/27	200	195,860
2.50%, 08/15/23	400	399,751
2.50%, 02/15/45	1,065	953,012
2.50%, 02/15/46	60	53,515
2.50%, 05/15/46	290	258,466
2.75%, 09/30/20	2,300	2,307,023
2.75%, 11/30/20	500	501,731
2.75%, 11/15/23	500	505,077
2.75%, 02/15/28	700	703,088
2.75%, 08/15/42	550	520,854
2.88%, 09/30/23	250	253,817
2.88%, 11/30/23	750	762,241
2.88%, 08/15/45	200	192,439
2.88%, 11/15/46	850	817,458
3.00%, 11/15/44	500	492,696
3.00%, 05/15/45	500	492,759
3.00%, 11/15/45	850	837,649
3.00%, 02/15/47	200	197,170
3.00%, 08/15/48	300	294,955
3.13%, 05/15/21	1,000	1,013,110

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 11/15/41	$500	$506,779
3.13%, 02/15/42	800	810,017
3.38%, 11/15/48	200	211,549
3.50%, 05/15/20	1,300	1,314,321
3.63%, 02/15/21	500	510,437
3.63%, 02/15/44	575	629,519
4.25%, 11/15/40	412	493,469
4.38%, 05/15/40	550	669,703
4.63%, 02/15/40	100	125,735
5.25%, 02/15/29	350	426,595
6.00%, 02/15/26	650	788,896
6.13%, 08/15/29	450	588,312
6.38%, 08/15/27	250	319,555
6.50%, 11/15/26	300	380,353
6.88%, 08/15/25	300	375,705
7.25%, 08/15/22	400	462,097
7.63%, 11/15/22	600	707,636

		53,481,809

Total U.S. Government & Agency Obligations — 55.2% (Cost: $56,265,291)		55,299,694

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)(i)	1,161	1,160,692

Total Short-Term Investments — 1.2% (Cost: $1,160,692)		1,160,692

Total Investments in Securities — 99.4% (Cost: $101,086,438)		99,514,774

Other Assets, Less Liabilities — 0.6%		593,670

Net Assets — 100.0%		$100,108,444

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments are denominated in U.S. dollars.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,512	—	(3,351	)(b)	1,161	$1,160,692	$18,966	(c)	$—	$—
PNC Bank N.A., 2.63%, 02/17/22(d)	250	—	(250)		—	N/A	4,899		(8,527)	7,369

						$1,160,692	$23,865		$(8,527)	$7,369

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2019	iShares® Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$38,029,726	$—	$38,029,726
Foreign Government Obligations	—	4,112,183	—	4,112,183
Municipal Debt Obligations	—	912,479	—	912,479
U.S. Government & Agency Obligations	—	55,299,694	—	55,299,694
Money Market Funds	1,160,692	—	—	1,160,692

	$1,160,692	$98,354,082	$—	$99,514,774

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(a)

Iraq — 4.9%
Iraq Government AID Bond, 2.15%, 01/18/22	$31,250	$30,795,625

Israel — 7.3%
Israel Government AID Bond 0.00%, 09/15/20(b)	4	3,818
5.50%, 09/18/23	31,596	35,311,689
5.50%, 12/04/23	6,362	7,155,787
5.50%, 04/26/24	734	829,970
5.50%, 09/18/33	2,000	2,518,920

		45,820,184

Jordan — 0.6%
Hashemite Kingdom of Jordan Government AID Bond, 2.58%, 06/30/22	3,913	3,915,074

Tunisia — 0.6%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,750,801

Ukraine — 1.1%
Ukraine Government AID Bond 1.47%, 09/29/21	233	226,336
1.85%, 05/29/20	6,500	6,440,395

		6,666,731

Total Foreign Government Obligations — 14.5% (Cost: $91,217,854)		90,948,415

U.S. Government Agency Obligations

Financial — 1.8%
Navient Solutions LLC, 0.00%, 10/03/22(b)	7,067	6,314,859
Private Export Funding Corp., Series KK, 3.55%, 01/15/24	5,045	5,180,913

		11,495,772

U.S. Government Agency Obligations — 79.6%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	74,778
Federal Farm Credit Banks 2.35%, 02/12/21	800	795,920
2.38%, 03/27/20	800	798,256
2.54%, 04/05/21	29,000	28,978,540
2.80%, 12/17/21	4,000	4,010,840
2.85%, 09/20/21	5,175	5,208,172
2.88%, 05/26/21	8,000	8,039,280
3.00%, 10/19/21	600	606,072
3.05%, 11/15/21	900	910,170
3.13%, 12/28/26	2,000	2,016,040
3.17%, 03/07/28	5	4,976
3.35%, 03/23/33	100	98,968
3.39%, 03/20/34	100	98,850
3.58%, 08/02/33	350	358,235
5.13%, 07/09/29	267	310,761
5.41%, 04/17/36	250	311,652
Federal Home Loan Banks 1.38%, 09/28/20	3,690	3,622,141
1.69%, 05/25/21 (Call 05/25/19)	2,820	2,759,201
1.80%, 08/28/20 (Call 02/28/19)	1,500	1,483,140
2.25%, 01/29/21 (Call 07/29/19)	700	695,800
2.30%, 01/26/21 (Call 04/26/19)	700	695,681
2.38%, 03/12/21	1,000	995,880
2.50%, 12/10/27	10,980	10,538,055
2.88%, 12/10/21	42,545	42,912,163

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.88%, 09/13/24	$1,595	$1,609,387
3.00%, 10/12/21	4,800	4,856,160
3.00%, 12/09/22	59,590	60,461,206
3.00%, 09/11/26	2,000	2,003,100
3.00%, 03/10/28	5,690	5,659,046
3.13%, 12/11/20	700	706,307
3.13%, 09/09/22	1,000	1,017,500
3.13%, 06/13/25	1,055	1,067,776
3.13%, 09/12/25	1,000	1,016,800
3.13%, 12/12/25	1,015	1,027,393
3.25%, 06/09/28	1,500	1,526,925
3.38%, 09/08/23	7,000	7,220,780
3.38%, 12/08/23	1,490	1,539,930
3.63%, 03/12/21	750	765,765
4.00%, 09/01/28	810	865,777
4.13%, 03/13/20	20,000	20,315,200
5.00%, 09/28/29	4,005	4,650,726
5.50%, 07/15/36	2,930	3,747,529
5.63%, 03/14/36	500	643,750
Federal Home Loan Mortgage Corp. 0.00%, 11/29/19(b)	4,477	4,385,893
1.30%, 08/28/19 (Call 02/28/19)	25	24,848
1.85%, 07/13/20 (Call 04/13/19)	58,300	57,690,765
2.38%, 02/16/21	12,800	12,750,720
6.25%, 07/15/32	11,500	15,288,905
6.75%, 09/15/29	151	199,954
6.75%, 03/15/31	3,900	5,285,085
Federal National Mortgage Association 0.00%, 10/09/19(b)	14	13,783
2.88%, 10/30/20	49,000	49,255,290
5.63%, 07/15/37	394	513,465
6.03%, 10/08/27	1,620	1,985,342
6.09%, 09/27/27	700	854,252
6.21%, 08/06/38	2,166	3,005,087
6.25%, 05/15/29	3,220	4,106,756
6.32%, 12/20/27	292	361,222
6.63%, 11/15/30	12,758	17,055,405
7.13%, 01/15/30	10,110	13,794,185
7.25%, 05/15/30	10,349	14,369,897
Residual Funding Corp. Principal STRIPS 0.00%, 10/15/19(b)	4,500	4,427,280
0.00%, 07/15/20(b)	9,241	8,916,179
0.00%, 10/15/20(b)	5,074	4,858,710
0.00%, 01/15/21(b)	3,595	3,419,600
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,000	1,104,690
Tennessee Valley Authority 2.25%, 03/15/20	5,345	5,327,468
3.88%, 02/15/21	2,002	2,050,028
4.65%, 06/15/35	1,000	1,142,770
5.25%, 09/15/39	2,545	3,146,383
5.88%, 04/01/36	20,800	26,986,336
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	164,144

		499,509,070

Total U.S. Government Agency Obligations — 81.4% (Cost: $511,135,567)		511,004,842

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	20,804	$20,803,775

Total Short-Term Investments — 3.3% (Cost: $20,803,775)		20,803,775

Total Investments in Securities — 99.2% (Cost: $623,157,196)		622,757,032

Other Assets, Less Liabilities — 0.8%		4,876,699

Net Assets — 100.0%		$627,633,731

(a)	Investments are denominated in U.S. dollars.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	305	20,499	20,804	$20,803,775	$89,022	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$90,948,415	$—	$90,948,415
U.S. Government Agency Obligations	—	511,004,842	—	511,004,842
Money Market Funds	20,803,775	—	—	20,803,775

	$20,803,775	$601,953,257	$—	$622,757,032

See notes to financial statements.

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.3%
Federal Home Loan Mortgage Corp.
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	$639	$632,119
2.50%, 08/01/27	885	875,134
2.50%, 09/01/27	1,965	1,941,970
2.50%, 11/01/27	785	775,924
2.50%, 02/01/28	11,700	11,565,556
2.50%, 03/01/28	1,847	1,821,740
2.50%, 04/01/28	958	945,361
2.50%, 06/01/28	105	103,700
2.50%, 07/01/28	879	865,757
2.50%, 07/01/29	5,149	5,074,231
2.50%, 08/01/29	441	433,498
2.50%, 10/01/29	339	333,065
2.50%, 12/01/29	3,010	2,961,049
2.50%, 01/01/30	1,286	1,265,260
2.50%, 02/01/30	2,474	2,433,032
2.50%, 03/01/30	1,847	1,816,379
2.50%, 04/01/30	8,759	8,611,206
2.50%, 05/01/30	9,309	9,152,261
2.50%, 06/01/30	31,209	30,684,695
2.50%, 07/01/30	1,661	1,633,740
2.50%, 08/01/30	1,669	1,639,964
2.50%, 09/01/30	978	961,064
2.50%, 06/01/31	1,759	1,726,688
2.50%, 08/01/31	2,703	2,653,111
2.50%, 09/01/31	1,574	1,546,868
2.50%, 10/01/31	11,739	11,524,607
2.50%, 11/01/31	11,756	11,539,718
2.50%, 12/01/31	33,604	32,984,999
2.50%, 01/01/32	35,718	35,059,045
2.50%, 02/01/32	26,353	25,866,646
2.50%, 07/01/32	909	893,090
2.50%, 08/01/32	2,431	2,384,615
2.50%, 09/01/32	12,593	12,359,659
2.50%, 10/01/32	3,182	3,123,448
2.50%, 11/01/32	40,973	40,202,632
2.50%, 12/01/32	1,294	1,270,091
2.50%, 01/01/33	12,483	12,259,924
2.50%, 02/01/33	2,293	2,254,373
2.50%, 04/01/33	1,433	1,405,654
2.50%, 08/01/33	909	883,388
2.50%, 03/01/34(b)	31,866	31,266,645
2.50%, 02/01/43	1,727	1,646,720
2.50%, 03/01/43	198	188,920
2.50%, 04/01/43	699	665,932
2.50%, 06/01/43	608	582,397
2.50%, 07/01/43	2,367	2,265,592
2.50%, 08/01/43	295	282,749
2.50%, 04/01/45	246	233,556
2.50%, 03/01/47	4,355	4,129,446
2.50%, 03/01/49(b)	900	854,698
2.52%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	222	219,881
2.92%, 05/01/42, (12 mo. LIBOR US + 1.805%)(a)	987	988,152
3.00%, 01/01/21	3	3,486
3.00%, 08/01/21	2	2,064
3.00%, 09/01/21	104	103,850
3.00%, 10/01/22	24	23,905
3.00%, 02/01/27	809	810,700

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/27	$2,300	$2,305,820
3.00%, 05/01/27	9,719	9,741,219
3.00%, 06/01/27	3,066	3,072,763
3.00%, 07/01/27	213	213,006
3.00%, 08/01/27	865	867,293
3.00%, 09/01/27	9,006	9,027,477
3.00%, 11/01/27	1,350	1,353,118
3.00%, 12/01/27	810	811,384
3.00%, 01/01/28	423	423,995
3.00%, 06/01/28	806	807,349
3.00%, 09/01/28	4,862	4,870,760
3.00%, 11/01/28	210	210,125
3.00%, 04/01/29	7,402	7,418,670
3.00%, 05/01/29	11,742	11,768,420
3.00%, 10/01/29	16	15,951
3.00%, 11/01/29	2,475	2,480,624
3.00%, 03/01/30	940	941,052
3.00%, 05/01/30	6,779	6,785,153
3.00%, 06/01/30	8,690	8,685,635
3.00%, 07/01/30	4,312	4,314,731
3.00%, 08/01/30	879	879,270
3.00%, 09/01/30	6,340	6,344,916
3.00%, 10/01/30	1,481	1,482,387
3.00%, 11/01/30	1,332	1,333,189
3.00%, 12/01/30	1,596	1,596,987
3.00%, 01/01/31	2,709	2,711,154
3.00%, 02/01/31	10,306	10,306,252
3.00%, 03/01/31	6,442	6,442,081
3.00%, 05/01/31	17,286	17,286,423
3.00%, 06/01/31	12,241	12,240,863
3.00%, 07/01/31	977	977,192
3.00%, 12/01/31	1,349	1,349,304
3.00%, 01/01/32	5,209	5,209,550
3.00%, 03/01/32	9,307	9,305,604
3.00%, 07/01/32	693	692,597
3.00%, 09/01/32	7,372	7,369,262
3.00%, 10/01/32	1,024	1,024,190
3.00%, 11/01/32	8,979	8,981,528
3.00%, 12/01/32	10,779	10,775,449
3.00%, 01/01/33	9,469	9,464,903
3.00%, 02/01/33	8,357	8,352,957
3.00%, 03/01/33	264	263,770
3.00%, 04/01/33	17,961	17,942,497
3.00%, 05/01/33	29,114	29,065,146
3.00%, 08/01/33	2,208	2,207,670
3.00%, 09/01/33	2,358	2,355,627
3.00%, 11/01/33	1,197	1,197,336
3.00%, 03/01/34(b)	82,296	82,206,561
3.00%, 10/01/42	1,554	1,529,435
3.00%, 11/01/42	1,876	1,846,356
3.00%, 01/01/43	3,796	3,736,733
3.00%, 02/01/43	6,229	6,131,862
3.00%, 03/01/43	1,972	1,938,495
3.00%, 04/01/43	1,672	1,644,352
3.00%, 05/01/43	2,364	2,323,894
3.00%, 06/01/43	2,098	2,062,598
3.00%, 07/01/43	4,715	4,635,915
3.00%, 09/01/43	2,862	2,813,640
3.00%, 10/01/43	2,129	2,095,407
3.00%, 02/01/45	4,105	4,034,707

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/45	$749	$734,815
3.00%, 04/01/45	81,828	80,321,706
3.00%, 05/01/45	17,838	17,509,210
3.00%, 06/01/45	1,979	1,942,238
3.00%, 07/01/45	4,768	4,679,753
3.00%, 08/01/45	876	860,128
3.00%, 11/01/45	1,450	1,423,007
3.00%, 12/01/45	9,641	9,463,544
3.00%, 01/01/46	5,047	4,954,447
3.00%, 05/01/46	1,863	1,822,800
3.00%, 06/01/46	3,264	3,195,698
3.00%, 07/01/46	1,532	1,499,709
3.00%, 08/01/46	47,019	46,025,892
3.00%, 09/01/46	34,859	34,191,892
3.00%, 10/01/46	62,295	61,018,665
3.00%, 11/01/46	90,126	88,189,827
3.00%, 12/01/46	131,389	128,673,417
3.00%, 01/01/47	33,651	32,936,227
3.00%, 02/01/47	90,634	88,704,371
3.00%, 03/01/47	2,754	2,694,811
3.00%, 05/01/47	37,656	36,906,559
3.00%, 06/01/47	26,555	25,984,186
3.00%, 07/01/47	41,775	40,877,319
3.00%, 08/01/47	11,629	11,382,048
3.00%, 09/01/47	1,757	1,720,109
3.00%, 10/01/47	12,060	11,800,224
3.00%, 11/01/47	1,660	1,627,297
3.00%, 12/01/47	5,818	5,698,308
3.00%, 01/01/48	10,845	10,608,165
3.00%, 02/01/48	3,524	3,450,861
3.00%, 12/01/48	34,712	33,952,526
3.50%, 11/01/25	10,720	10,904,060
3.50%, 02/01/26	688	699,598
3.50%, 03/01/26	2,143	2,180,739
3.50%, 06/01/26	823	837,908
3.50%, 07/01/26	734	747,218
3.50%, 08/01/26	1,120	1,140,036
3.50%, 10/01/26	2,939	2,990,995
3.50%, 03/01/27	572	582,571
3.50%, 01/01/28	659	672,146
3.50%, 06/01/29	2,264	2,306,586
3.50%, 10/01/29	2,533	2,579,830
3.50%, 05/01/31	6,004	6,117,117
3.50%, 01/01/32	2,952	3,012,898
3.50%, 03/01/32	515	523,948
3.50%, 04/01/32	4,761	4,849,168
3.50%, 05/01/32	4,107	4,180,567
3.50%, 06/01/32	4,950	5,039,551
3.50%, 07/01/32	1,866	1,897,696
3.50%, 09/01/32	3,766	3,830,959
3.50%, 01/01/33	797	811,060
3.50%, 02/01/33	1,327	1,351,820
3.50%, 03/01/33	4,444	4,524,830
3.50%, 06/01/33	3,449	3,511,778
3.50%, 07/01/33	5,287	5,377,072
3.50%, 09/01/33	2,699	2,746,927
3.50%, 11/01/33	1,042	1,059,531
3.50%, 03/01/34(b)	27,950	28,411,830
3.50%, 05/01/35	14,605	14,879,913
3.50%, 06/01/38	37,780	38,161,482

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/41	$2,136	$2,154,537
3.50%, 02/01/42	759	765,702
3.50%, 03/01/42	4,286	4,322,620
3.50%, 04/01/42	1,437	1,449,548
3.50%, 05/01/42	3,115	3,141,725
3.50%, 06/01/42	1,110	1,118,979
3.50%, 09/01/42	9,865	9,948,897
3.50%, 10/01/42	3,525	3,555,442
3.50%, 11/01/42	2,353	2,373,191
3.50%, 01/01/43	2,080	2,098,151
3.50%, 02/01/43	1,114	1,123,654
3.50%, 06/01/43	6,270	6,318,564
3.50%, 07/01/43	3,002	3,025,091
3.50%, 09/01/44	5,161	5,201,899
3.50%, 10/01/44	4,212	4,235,675
3.50%, 11/01/44	653	656,823
3.50%, 12/01/44	8,510	8,557,828
3.50%, 07/01/45	2,946	2,970,059
3.50%, 08/01/45	25,407	25,614,495
3.50%, 11/01/45	282	282,745
3.50%, 12/01/45	21,809	21,893,583
3.50%, 01/01/46	11,538	11,594,616
3.50%, 03/01/46	18,222	18,283,730
3.50%, 04/01/46	7,688	7,714,157
3.50%, 05/01/46	37,324	37,476,529
3.50%, 06/01/46	14,136	14,245,426
3.50%, 07/01/46	19,384	19,448,833
3.50%, 08/01/46	19,452	19,524,249
3.50%, 09/01/46	21,940	22,021,984
3.50%, 10/01/46	1,971	1,977,116
3.50%, 11/01/46	3,789	3,802,168
3.50%, 12/01/46	20,404	20,490,336
3.50%, 02/01/47	21,627	21,699,747
3.50%, 03/01/47	35,359	35,415,345
3.50%, 04/01/47	16,026	16,056,583
3.50%, 05/01/47	10,556	10,591,850
3.50%, 06/01/47	964	965,139
3.50%, 07/01/47	17,888	17,918,891
3.50%, 08/01/47	7,695	7,708,591
3.50%, 09/01/47	76,743	76,910,672
3.50%, 11/01/47	4,420	4,427,020
3.50%, 12/01/47	26,666	26,776,452
3.50%, 01/01/48	28,187	28,373,568
3.50%, 02/01/48	71,477	71,430,250
3.50%, 03/01/48	52,883	52,973,610
3.50%, 04/01/48	7,925	7,976,712
3.50%, 05/01/48	35,472	35,559,857
3.50%, 06/01/48	27,962	28,097,023
3.50%, 07/01/48	43,402	43,454,824
3.50%, 08/01/48	73,293	73,385,820
3.50%, 10/01/48	8,234	8,250,454
3.50%, 11/01/48	2,320	2,326,965
3.50%, 12/01/48	1,041	1,047,292
3.50%, 01/01/49	13,485	13,500,878
3.50%, 03/01/49(b)	187,268	187,474,685
4.00%, 04/01/21	386	388,941
4.00%, 05/01/25	1,924	1,977,189
4.00%, 10/01/25	1,374	1,412,153
4.00%, 02/01/26	1,370	1,407,668
4.00%, 05/01/33	5,664	5,831,273

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/34	$1,330	$1,369,030
4.00%, 03/01/34(b)	16,890	17,348,590
4.00%, 11/01/34	1,114	1,151,169
4.00%, 07/01/38	9,951	10,255,141
4.00%, 09/01/41	7,304	7,527,108
4.00%, 02/01/42	13,005	13,401,880
4.00%, 07/01/42	1,100	1,134,500
4.00%, 08/01/42	4,442	4,569,750
4.00%, 04/01/43	5,833	6,000,709
4.00%, 02/01/44	1,605	1,653,411
4.00%, 04/01/44	832	854,222
4.00%, 05/01/44	1,086	1,114,605
4.00%, 06/01/44	1,598	1,640,325
4.00%, 07/01/44	7,849	8,085,315
4.00%, 09/01/44	1,249	1,281,963
4.00%, 10/01/44	838	860,188
4.00%, 11/01/44	1,255	1,284,146
4.00%, 12/01/44	4,253	4,364,461
4.00%, 01/01/45	2,604	2,672,393
4.00%, 02/01/45	16,316	16,760,249
4.00%, 04/01/45	16,638	17,189,964
4.00%, 07/01/45	4,845	4,960,363
4.00%, 09/01/45	9,805	10,038,321
4.00%, 10/01/45	4,987	5,105,534
4.00%, 11/01/45	1,275	1,305,008
4.00%, 12/01/45	1,669	1,710,704
4.00%, 01/01/46	2,815	2,882,782
4.00%, 02/01/46	3,012	3,083,669
4.00%, 03/01/46	5,327	5,453,789
4.00%, 05/01/46	18,964	19,415,358
4.00%, 07/01/46	6,711	6,885,509
4.00%, 08/01/46	331	339,148
4.00%, 09/01/46	3,608	3,693,908
4.00%, 10/01/46	4,012	4,107,150
4.00%, 11/01/46	60,098	61,527,531
4.00%, 02/01/47	18,138	18,569,318
4.00%, 04/01/47	833	853,202
4.00%, 06/01/47	10,297	10,602,181
4.00%, 07/01/47	5,429	5,549,920
4.00%, 08/01/47	8,685	8,889,440
4.00%, 10/01/47	5,012	5,123,235
4.00%, 11/01/47	13,698	14,016,898
4.00%, 12/01/47	7,547	7,735,172
4.00%, 01/01/48	14,973	15,332,416
4.00%, 02/01/48	33,550	34,397,094
4.00%, 04/01/48	1,662	1,703,467
4.00%, 06/01/48	49,428	50,737,821
4.00%, 07/01/48	125,109	127,632,139
4.00%, 08/01/48	15,792	16,194,758
4.00%, 09/01/48	57,523	58,748,357
4.00%, 10/01/48	50,368	51,487,311
4.00%, 11/01/48	2,160	2,213,655
4.00%, 12/01/48	59,270	60,542,133
4.00%, 01/01/49	56,192	57,440,015
4.00%, 02/01/49	3,716	3,823,025
4.00%, 03/01/49(b)	134,530	137,212,099
4.06%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	378	390,704
4.32%, 12/01/38, (12 mo. LIBOR US + 1.765%)(a)	594	617,346
4.50%, 04/01/22	328	330,846
4.50%, 05/01/23	261	263,303

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/24	$625	$642,777
4.50%, 08/01/24	218	223,786
4.50%, 09/01/24	375	385,395
4.50%, 10/01/24	542	557,774
4.50%, 08/01/30	1,881	1,967,496
4.50%, 03/01/39	5,030	5,282,842
4.50%, 05/01/39	5,496	5,772,704
4.50%, 10/01/39	6,502	6,828,618
4.50%, 09/01/40	4,751	4,985,515
4.50%, 02/01/41	8,055	8,455,984
4.50%, 05/01/41	7,054	7,417,832
4.50%, 08/01/41	1,245	1,306,247
4.50%, 05/01/42	5,620	5,898,061
4.50%, 09/01/43	1,340	1,400,968
4.50%, 10/01/43	2,696	2,831,405
4.50%, 02/01/44	1,795	1,876,116
4.50%, 03/01/44	2,963	3,119,498
4.50%, 05/01/44	148	154,969
4.50%, 06/01/44	732	762,597
4.50%, 10/01/44	1,154	1,206,902
4.50%, 11/01/44	1,950	2,031,724
4.50%, 12/01/44	4,285	4,465,661
4.50%, 01/01/45	5,267	5,527,866
4.50%, 03/01/45	1,010	1,052,531
4.50%, 06/01/45	1,263	1,312,893
4.50%, 07/01/45	3,156	3,284,881
4.50%, 08/01/45	1,930	2,006,773
4.50%, 09/01/45	1,654	1,719,986
4.50%, 11/01/45	110	114,291
4.50%, 01/01/46	907	947,226
4.50%, 03/01/46	917	971,868
4.50%, 04/01/46	1,110	1,153,077
4.50%, 05/01/46	4,644	4,884,036
4.50%, 06/01/46	13,848	14,620,004
4.50%, 07/01/46	3,942	4,169,253
4.50%, 08/01/46	507	526,540
4.50%, 09/01/46	8,532	8,949,031
4.50%, 01/01/47	362	381,426
4.50%, 02/01/47	2,633	2,761,070
4.50%, 03/01/47	2,576	2,676,501
4.50%, 04/01/47	665	697,194
4.50%, 05/01/47	9,204	9,563,814
4.50%, 06/01/47	2,556	2,685,768
4.50%, 07/01/47	3,884	4,054,538
4.50%, 08/01/47	2,868	3,009,277
4.50%, 09/01/47	2,179	2,280,027
4.50%, 12/01/47	2,062	2,142,131
4.50%, 05/01/48	23,963	24,895,953
4.50%, 06/01/48	25,021	26,074,007
4.50%, 07/01/48	17,998	18,680,077
4.50%, 08/01/48	4,111	4,327,590
4.50%, 10/01/48	2,468	2,561,651
4.50%, 11/01/48	20,666	21,497,844
4.50%, 12/01/48	8,720	9,167,448
4.50%, 01/01/49	3,555	3,747,395
4.50%, 02/01/49	2,811	2,954,716
4.50%, 03/01/49(b)	142,000	147,110,407
4.52%, 08/01/41, (12 mo. LIBOR US + 1.795%)(a)	169	175,686
4.57%, 11/01/41, (12 mo. LIBOR US + 1.878%)(a)	1,363	1,423,144
4.61%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	108	112,830

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	$1,276		$1,330,800
4.65%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	334		345,838
4.77%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	583		605,983
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	738		766,768
4.84%, 12/01/33, (1 year CMT + 2.250%)(a)	96		99,851
4.86%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	803		829,009
5.00%, 08/01/19	1		1,020
5.00%, 12/01/24	315		318,096
5.00%, 08/01/25	1,057		1,109,713
5.00%, 06/01/26	167		171,565
5.00%, 06/01/33	498		531,971
5.00%, 12/01/33	1,467		1,567,770
5.00%, 07/01/35	5,766		6,158,009
5.00%, 08/01/35	133		142,398
5.00%, 09/01/35	202		216,014
5.00%, 01/01/36	783		835,025
5.00%, 11/01/36	1,258		1,341,930
5.00%, 01/01/37	1,016		1,084,165
5.00%, 02/01/37	940		1,002,825
5.00%, 02/01/38	1,338		1,427,330
5.00%, 03/01/38	4,013		4,303,529
5.00%, 12/01/38	815		875,281
5.00%, 08/01/39	7,157		7,682,087
5.00%, 10/01/39	1,248		1,331,899
5.00%, 01/01/40	495		528,447
5.00%, 03/01/40	2,378		2,550,881
5.00%, 04/01/40	518		552,166
5.00%, 07/01/40	257		274,482
5.00%, 08/01/40	4,738		5,051,089
5.00%, 09/01/40	2,645		2,819,587
5.00%, 08/01/41	4,272		4,553,231
5.00%, 03/01/47	5,695		6,129,586
5.00%, 07/01/47	7,995		8,400,773
5.00%, 03/01/48	4,426		4,686,993
5.00%, 04/01/48	9,709		10,201,128
5.00%, 05/01/48	6,227		6,543,338
5.00%, 06/01/48	1,073		1,161,270
5.00%, 07/01/48	4,308		4,527,294
5.00%, 08/01/48	14,172		14,893,227
5.00%, 09/01/48	2,415		2,590,215
5.00%, 10/01/48	5,752		6,112,366
5.00%, 11/01/48	3,577		3,835,144
5.00%, 12/01/48	24,368		25,598,965
5.00%, 01/01/49	6,971		7,489,641
5.00%, 03/01/49(b)	2,000		2,099,818
5.50%, 07/01/31	0	(c)	266
5.50%, 04/01/32	30		32,164
5.50%, 09/01/32	84		89,904
5.50%, 10/01/32	19		20,264
5.50%, 12/01/32	9		9,033
5.50%, 04/01/33	1		604
5.50%, 05/01/33	14		15,513
5.50%, 06/01/33	18		19,476
5.50%, 07/01/33	41		43,117
5.50%, 09/01/33	3		3,445
5.50%, 10/01/33	221		237,395
5.50%, 01/01/34	1		1,013
5.50%, 02/01/34	1,779		1,910,849
5.50%, 03/01/34	462		496,142

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 10/01/34	$235	$252,764
5.50%, 11/01/34	4	4,114
5.50%, 12/01/34	315	337,490
5.50%, 01/01/35	3,046	3,273,303
5.50%, 02/01/35	815	875,992
5.50%, 04/01/35	255	274,793
5.50%, 05/01/35	1,371	1,475,891
5.50%, 06/01/35	3,715	3,997,996
5.50%, 07/01/35	22	24,092
5.50%, 08/01/35	101	108,340
5.50%, 10/01/35	142	153,313
5.50%, 12/01/35	735	790,777
5.50%, 02/01/36	1	1,006
5.50%, 03/01/36	54	58,293
5.50%, 05/01/36	913	983,275
5.50%, 07/01/36	1,582	1,704,178
5.50%, 08/01/36	213	228,938
5.50%, 04/01/38	1,633	1,767,654
5.50%, 05/01/38	613	663,802
5.50%, 12/01/38	9	9,376
5.50%, 01/01/39	3,308	3,556,178
5.50%, 09/01/39	2,025	2,190,589
5.50%, 11/01/39	3,026	3,273,082
5.50%, 06/01/41	9,177	9,877,056
5.50%, 03/01/49(b)	163	172,951
6.00%, 12/01/22	91	94,227
6.00%, 09/01/36	641	711,281
6.00%, 10/01/36	830	911,648
6.00%, 02/01/37	713	791,945
6.00%, 09/01/38	2,527	2,807,271
6.00%, 07/01/40	8,504	9,409,243
Federal National Mortgage Association 2.00%, 05/01/26	921	888,018
2.05%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	4,016	3,989,704
2.46%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	4,422	4,589,549
2.50%, 07/01/22	1,240	1,231,807
2.50%, 05/01/23	613	608,327
2.50%, 03/01/25	743	735,243
2.50%, 05/01/27	7,594	7,502,748
2.50%, 09/01/27	2,503	2,473,789
2.50%, 10/01/27	7,567	7,476,414
2.50%, 11/01/27	2,561	2,530,263
2.50%, 12/01/27	1,127	1,113,660
2.50%, 01/01/28	6,185	6,110,821
2.50%, 09/01/28	5,526	5,447,838
2.50%, 12/01/28	350	344,898
2.50%, 12/01/29	2,662	2,629,638
2.50%, 01/01/30	6,540	6,431,869
2.50%, 02/01/30	1,158	1,138,697
2.50%, 04/01/30	4,192	4,119,609
2.50%, 05/01/30	23,006	22,611,293
2.50%, 06/01/30	86,488	84,993,139
2.50%, 07/01/30	30,903	30,368,169
2.50%, 08/01/30	6,379	6,268,484
2.50%, 09/01/30	3,986	3,916,562
2.50%, 10/01/30	1,798	1,766,341
2.50%, 12/01/30	3,226	3,170,355
2.50%, 03/01/31	5,131	5,069,934
2.50%, 04/01/31	3,001	2,947,769
2.50%, 05/01/31	2,447	2,400,291

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/31	$4,805	$4,713,737
2.50%, 10/01/31	36,693	36,083,378
2.50%, 11/01/31	13,233	12,984,379
2.50%, 12/01/31	10,745	10,539,608
2.50%, 01/01/32	1,592	1,562,313
2.50%, 02/01/32	21,648	21,238,729
2.50%, 03/01/32	9,640	9,457,985
2.50%, 04/01/32	4,578	4,491,142
2.50%, 05/01/32	42,883	42,071,929
2.50%, 06/01/32	4,172	4,093,017
2.50%, 09/01/32	2,787	2,734,024
2.50%, 10/01/32	8,195	8,040,226
2.50%, 11/01/32	5,877	5,763,654
2.50%, 12/01/32	7,228	7,089,079
2.50%, 01/01/33	10,833	10,628,698
2.50%, 02/01/33	1,696	1,666,950
2.50%, 03/01/34(b)	3,467	3,400,098
2.50%, 10/01/42	865	823,860
2.50%, 11/01/42	504	480,054
2.50%, 01/01/43	2,145	2,043,681
2.50%, 02/01/43	2,164	2,062,458
2.50%, 03/01/43	2,050	1,961,855
2.50%, 06/01/43	5,568	5,328,124
2.50%, 08/01/43	703	673,181
2.50%, 04/01/45	104	98,714
2.50%, 05/01/45	886	842,211
2.50%, 03/01/49(b)	15,460	14,672,048
3.00%, 12/01/20	96	96,280
3.00%, 03/01/21	3	3,297
3.00%, 04/01/21	3	2,992
3.00%, 05/01/21	4	3,819
3.00%, 08/01/21	144	144,171
3.00%, 09/01/21	14	13,914
3.00%, 10/01/21	56	55,986
3.00%, 02/01/22	14	13,836
3.00%, 03/01/22	4	4,155
3.00%, 07/01/22	182	181,865
3.00%, 09/01/22	8	8,192
3.00%, 12/01/22	29	29,644
3.00%, 09/01/26	64	64,385
3.00%, 01/01/27	5,854	5,862,364
3.00%, 03/01/27	219	219,488
3.00%, 06/01/27	789	790,545
3.00%, 07/01/27	3,100	3,105,529
3.00%, 10/01/27	907	908,682
3.00%, 11/01/27	11,230	11,249,086
3.00%, 03/01/28	799	800,228
3.00%, 08/01/28	3,453	3,457,463
3.00%, 11/01/28	2,764	2,767,125
3.00%, 12/01/28	43	42,801
3.00%, 03/01/29	1,299	1,301,255
3.00%, 05/01/29	437	437,743
3.00%, 08/01/29	2,802	2,806,080
3.00%, 09/01/29	890	891,214
3.00%, 10/01/29	8,353	8,366,390
3.00%, 11/01/29	11,257	11,273,970
3.00%, 12/01/29	987	988,722
3.00%, 01/01/30	1,327	1,329,400
3.00%, 02/01/30	7,234	7,239,707
3.00%, 03/01/30	32,687	32,724,496

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/30	$15,604	$15,606,427
3.00%, 05/01/30	11,657	11,657,322
3.00%, 06/01/30	2,596	2,597,274
3.00%, 07/01/30	13,850	13,843,030
3.00%, 08/01/30	1,333	1,333,545
3.00%, 09/01/30	7,792	7,792,604
3.00%, 10/01/30	2,585	2,585,839
3.00%, 11/01/30	2,425	2,425,607
3.00%, 02/01/31	12,499	12,500,449
3.00%, 03/01/31	20,479	20,466,898
3.00%, 04/01/31	1,497	1,496,162
3.00%, 05/01/31	25,953	25,948,012
3.00%, 06/01/31	11,660	11,656,393
3.00%, 07/01/31	2,238	2,236,278
3.00%, 08/01/31	109	109,009
3.00%, 09/01/31	9,506	9,502,848
3.00%, 01/01/32	15,688	15,681,203
3.00%, 02/01/32	25,878	25,862,945
3.00%, 03/01/32	8,561	8,553,293
3.00%, 04/01/32	2,528	2,531,415
3.00%, 06/01/32	11,231	11,223,595
3.00%, 07/01/32	2,669	2,665,710
3.00%, 08/01/32	5,528	5,526,232
3.00%, 09/01/32	16,220	16,211,675
3.00%, 10/01/32	1,694	1,690,234
3.00%, 11/01/32	7,465	7,464,057
3.00%, 12/01/32	35,390	35,346,797
3.00%, 02/01/33	9,247	9,241,149
3.00%, 03/01/33	2,092	2,088,373
3.00%, 05/01/33	9,057	9,037,137
3.00%, 07/01/33	23,448	23,409,214
3.00%, 10/01/33	2,897	2,891,851
3.00%, 12/01/33	17,453	17,423,624
3.00%, 03/01/34(b)	2,118	2,114,318
3.00%, 12/01/35	40,225	39,975,548
3.00%, 12/01/36	8,429	8,368,602
3.00%, 01/01/37	17,367	17,197,695
3.00%, 02/01/37	20,134	19,937,053
3.00%, 08/01/42	1,583	1,556,974
3.00%, 09/01/42	5,716	5,623,644
3.00%, 10/01/42	3,132	3,081,920
3.00%, 11/01/42	26,183	25,757,075
3.00%, 12/01/42	13,104	12,890,605
3.00%, 01/01/43	15,331	15,081,824
3.00%, 02/01/43	8,185	8,049,854
3.00%, 03/01/43	22,192	21,804,323
3.00%, 04/01/43	14,963	14,704,323
3.00%, 05/01/43	33,116	32,538,564
3.00%, 06/01/43	8,387	8,241,002
3.00%, 07/01/43	578	568,056
3.00%, 08/01/43	27,232	26,756,159
3.00%, 09/01/43	20,221	19,868,010
3.00%, 01/01/44	2,120	2,082,851
3.00%, 02/01/44	23,811	23,395,454
3.00%, 07/01/44	113,637	111,653,091
3.00%, 11/01/44	6,259	6,149,326
3.00%, 12/01/44	778	764,254
3.00%, 02/01/45	4,253	4,176,972
3.00%, 03/01/45	204	200,445
3.00%, 04/01/45	1,450	1,422,079

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$36,472	$35,800,886
3.00%, 07/01/45	4,059	3,986,424
3.00%, 08/01/45	10,970	10,773,502
3.00%, 09/01/45	761	746,755
3.00%, 12/01/45	634	621,417
3.00%, 01/01/46	2,158	2,116,884
3.00%, 03/01/46	2,426	2,379,678
3.00%, 04/01/46	7,621	7,475,244
3.00%, 05/01/46	1,671	1,634,016
3.00%, 06/01/46	1,465	1,432,929
3.00%, 07/01/46	44,101	43,230,347
3.00%, 08/01/46	29,634	28,984,890
3.00%, 09/01/46	682	668,644
3.00%, 10/01/46	23,190	22,684,746
3.00%, 11/01/46	36,422	35,639,079
3.00%, 12/01/46	173,314	169,486,041
3.00%, 01/01/47	101,864	99,667,977
3.00%, 02/01/47	103,076	101,006,583
3.00%, 03/01/47	59,039	57,621,372
3.00%, 04/01/47	8,798	8,616,358
3.00%, 05/01/47	2,321	2,268,901
3.00%, 07/01/47	31,090	30,398,539
3.00%, 08/01/47	3,362	3,287,668
3.00%, 12/01/47	19,739	19,368,758
3.00%, 02/01/48	5,840	5,708,645
3.00%, 03/01/48	2,950	2,889,883
3.00%, 11/01/48	112,263	109,732,289
3.00%, 03/01/49(b)	822	803,280
3.50%, 12/01/25	2,789	2,834,170
3.50%, 04/01/26	809	822,049
3.50%, 01/01/27	721	733,252
3.50%, 03/01/27	1,182	1,202,559
3.50%, 04/01/27	2,664	2,707,978
3.50%, 07/01/27	328	333,151
3.50%, 01/01/28	1,102	1,120,588
3.50%, 10/01/28	1,013	1,031,544
3.50%, 11/01/28	239	243,579
3.50%, 01/01/29	517	526,123
3.50%, 03/01/29	996	1,013,430
3.50%, 11/01/29	4,607	4,688,675
3.50%, 12/01/29	3,156	3,212,844
3.50%, 08/01/30	611	621,788
3.50%, 11/01/30	937	954,227
3.50%, 03/01/31	4,976	5,065,508
3.50%, 06/01/31	15,936	16,223,066
3.50%, 07/01/31	2,110	2,148,088
3.50%, 08/01/31	381	388,297
3.50%, 12/01/31	2,642	2,689,146
3.50%, 01/01/32	10,456	10,639,210
3.50%, 02/01/32	1,953	1,986,016
3.50%, 03/01/32	530	538,390
3.50%, 04/01/32	5,281	5,377,352
3.50%, 05/01/32	6,919	7,024,071
3.50%, 06/01/32	1,599	1,626,576
3.50%, 07/01/32	3,642	3,704,999
3.50%, 09/01/32	1,740	1,771,298
3.50%, 11/01/32	4,677	4,757,334
3.50%, 12/01/32	1,373	1,396,289
3.50%, 01/01/33	2,491	2,533,378
3.50%, 02/01/33	2,244	2,283,071

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/33	$13,440	$13,673,774
3.50%, 04/01/33	241	245,148
3.50%, 05/01/33	948	965,428
3.50%, 09/01/33	5,048	5,134,460
3.50%, 10/01/33	1,004	1,021,951
3.50%, 11/01/33	1,080	1,097,387
3.50%, 01/01/34	2,225	2,264,592
3.50%, 02/01/34	11,877	12,067,020
3.50%, 03/01/34(b)	24,194	24,581,009
3.50%, 02/01/35	1,843	1,875,394
3.50%, 06/01/35	19,175	19,524,768
3.50%, 01/01/38	13,603	13,765,755
3.50%, 02/01/38	8,284	8,383,393
3.50%, 12/01/40	1,732	1,745,280
3.50%, 02/01/42	2,509	2,529,567
3.50%, 05/01/42	4,939	4,977,878
3.50%, 08/01/42	38,499	38,806,627
3.50%, 09/01/42	6,408	6,458,277
3.50%, 10/01/42	999	1,006,490
3.50%, 12/01/42	22,728	22,892,746
3.50%, 04/01/43	781	787,594
3.50%, 05/01/43	1,445	1,455,261
3.50%, 06/01/43	16,729	16,850,277
3.50%, 11/01/43	828	833,563
3.50%, 09/01/44	835	842,358
3.50%, 10/01/44	15,017	15,107,882
3.50%, 02/01/45	11,556	11,633,008
3.50%, 03/01/45	4,845	4,860,730
3.50%, 05/01/45	2,249	2,256,795
3.50%, 06/01/45	772	774,568
3.50%, 07/01/45	14,747	14,815,910
3.50%, 08/01/45	27,514	27,728,315
3.50%, 09/01/45	93,623	93,932,811
3.50%, 10/01/45	25,912	26,112,997
3.50%, 11/01/45	8,107	8,134,096
3.50%, 12/01/45	22,476	22,551,936
3.50%, 01/01/46	26,139	26,327,277
3.50%, 02/01/46	132,047	132,484,442
3.50%, 03/01/46	36,212	36,329,636
3.50%, 04/01/46	50,878	51,241,311
3.50%, 05/01/46	15,690	15,734,912
3.50%, 05/20/46	1,158	1,171,208
3.50%, 06/01/46	33,454	33,548,764
3.50%, 07/01/46	49,937	50,126,813
3.50%, 08/01/46	5,909	5,934,428
3.50%, 09/01/46	23,774	23,844,405
3.50%, 10/01/46	26,341	26,428,362
3.50%, 11/01/46	34,119	34,233,514
3.50%, 12/01/46	123,953	124,647,447
3.50%, 01/01/47	96,256	96,587,754
3.50%, 02/01/47	51,743	51,907,318
3.50%, 03/01/47	3,208	3,235,717
3.50%, 04/01/47	36,333	36,436,092
3.50%, 05/01/47	40,737	40,964,053
3.50%, 06/01/47	48,280	48,407,798
3.50%, 07/01/47	16,981	17,075,817
3.50%, 08/01/47	67,147	67,494,400
3.50%, 09/01/47	19,513	19,558,950
3.50%, 10/01/47	15,870	15,950,824

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/47	$125,641	$125,963,855
3.50%, 11/20/47	1,277	1,289,074
3.50%, 12/01/47	48,335	48,504,652
3.50%, 01/01/48	61,060	61,336,038
3.50%, 01/20/48	15,419	15,567,740
3.50%, 02/01/48	172,580	173,264,560
3.50%, 03/01/48	40,676	40,774,863
3.50%, 04/01/48	22,839	22,893,423
3.50%, 05/01/48	6,117	6,156,869
3.50%, 06/01/48	6,353	6,370,733
3.50%, 07/01/48	7,346	7,393,949
3.50%, 10/01/48	1,877	1,878,513
3.50%, 11/01/48	18,583	18,595,869
3.50%, 01/01/49	9,924	9,971,593
3.50%, 02/01/49	9,700	9,754,681
3.50%, 03/01/49(b)	599	599,581
3.50%, 03/01/49	62,000	62,048,360
3.50%, 11/01/51	13,795	13,904,200
3.91%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	177	184,051
4.00%, 03/01/24	1,029	1,055,730
4.00%, 07/01/25	301	308,863
4.00%, 10/01/25	2,794	2,866,925
4.00%, 11/01/25	1,289	1,322,658
4.00%, 03/01/26	946	970,542
4.00%, 06/01/26	5,692	5,842,671
4.00%, 07/01/26	250	257,664
4.00%, 09/01/26	2,068	2,122,940
4.00%, 03/01/27	2,233	2,295,619
4.00%, 02/01/29	770	790,510
4.00%, 12/01/30	1,881	1,940,434
4.00%, 01/01/31	1,162	1,198,845
4.00%, 02/01/31	899	928,005
4.00%, 10/01/31	2,712	2,798,846
4.00%, 02/01/32	6,379	6,583,838
4.00%, 04/01/32	35	35,611
4.00%, 06/01/32	37	38,388
4.00%, 07/01/32	1,339	1,379,968
4.00%, 05/01/33	686	705,010
4.00%, 07/01/33	745	765,934
4.00%, 08/01/33	1,462	1,510,098
4.00%, 10/01/33	1,041	1,075,444
4.00%, 01/01/34	3,414	3,510,453
4.00%, 03/01/34(b)	16,430	16,853,126
4.00%, 10/01/37	64,370	66,185,067
4.00%, 06/01/38	1,808	1,855,472
4.00%, 08/01/40	1,753	1,805,284
4.00%, 12/01/40	900	926,974
4.00%, 01/01/41	6,629	6,826,861
4.00%, 02/01/41	1,351	1,391,718
4.00%, 05/01/41	789	812,194
4.00%, 01/01/42	2,191	2,256,138
4.00%, 03/01/42	15,509	15,946,502
4.00%, 03/01/44	2,166	2,241,150
4.00%, 04/01/44	2,101	2,155,426
4.00%, 05/01/44	11,138	11,484,704
4.00%, 06/01/44	6,808	7,011,852
4.00%, 07/01/44	15,690	16,243,083
4.00%, 10/01/44	8,712	8,957,495
4.00%, 11/01/44	6,814	6,989,559
4.00%, 12/01/44	928	953,669

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/45	$29,673	$30,504,887
4.00%, 02/01/45	2,150	2,202,360
4.00%, 03/01/45	14,836	15,257,249
4.00%, 07/01/45	40,054	41,232,674
4.00%, 08/01/45	1,499	1,533,330
4.00%, 09/01/45	32,652	33,411,417
4.00%, 11/01/45	6,905	7,106,612
4.00%, 01/01/46	758	776,032
4.00%, 02/01/46	1,808	1,858,400
4.00%, 03/01/46	10,134	10,376,032
4.00%, 04/01/46	16,269	16,646,866
4.00%, 05/01/46	20,159	20,665,476
4.00%, 06/01/46	37,813	38,950,435
4.00%, 08/01/46	33,772	34,613,866
4.00%, 09/01/46	10,341	10,661,668
4.00%, 10/01/46	976	1,005,088
4.00%, 11/01/46	12,691	13,038,608
4.00%, 01/01/47	3,041	3,121,896
4.00%, 02/01/47	32,542	33,412,366
4.00%, 03/01/47	24,835	25,503,737
4.00%, 04/01/47	13,931	14,255,720
4.00%, 05/01/47	19,333	19,901,174
4.00%, 06/01/47	45,546	46,772,072
4.00%, 07/01/47	22,286	22,906,101
4.00%, 08/01/47	25,939	26,592,408
4.00%, 09/01/47	65,557	67,283,320
4.00%, 10/01/47	27,987	28,633,515
4.00%, 11/01/47	42,329	43,278,949
4.00%, 12/01/47	6,250	6,415,967
4.00%, 01/01/48	18,716	19,130,429
4.00%, 02/01/48	116,329	118,884,453
4.00%, 03/01/48	9,334	9,593,704
4.00%, 04/01/48	110,049	112,465,234
4.00%, 05/01/48	37,644	38,444,044
4.00%, 06/01/48	22,515	22,995,078
4.00%, 07/01/48	48,844	50,014,177
4.00%, 08/01/48	5,116	5,263,656
4.00%, 09/01/48	34,592	35,327,788
4.00%, 10/01/48	43,916	44,819,433
4.00%, 11/01/48	32,618	33,309,612
4.00%, 12/01/48	35,204	35,908,270
4.00%, 01/01/49	81,322	83,216,087
4.00%, 02/01/49	54,479	55,627,348
4.00%, 03/01/49(b)	118,329	120,638,312
4.00%, 01/01/57	10,379	10,645,589
4.00%, 02/01/57	11,587	11,884,877
4.19%, 12/01/38, (12 mo. LIBOR US + 1.809%)(a)	327	337,859
4.50%, 04/01/19	16	16,294
4.50%, 11/01/22	194	195,391
4.50%, 06/01/23	153	155,377
4.50%, 03/01/24	66	66,728
4.50%, 10/01/24	1,141	1,173,493
4.50%, 02/01/25	1,326	1,367,186
4.50%, 04/01/25	1,376	1,419,340
4.50%, 06/01/25	1,357	1,398,742
4.50%, 01/01/27	915	939,255
4.50%, 08/01/31	3,806	3,976,356
4.50%, 12/01/33	2,454	2,565,765
4.50%, 06/01/34	233	247,226
4.50%, 09/01/38	45,887	47,768,934

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/39	$1,974	$2,071,096
4.50%, 09/01/40	4,250	4,454,390
4.50%, 12/01/40	5,384	5,644,585
4.50%, 01/01/41	6,488	6,799,965
4.50%, 04/01/41	20,733	21,773,815
4.50%, 05/01/41	14,066	14,758,652
4.50%, 06/01/41	4,516	4,748,611
4.50%, 08/01/41	7,781	8,156,462
4.50%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	195	203,236
4.50%, 09/01/41	14,679	15,386,830
4.50%, 11/01/41	418	439,047
4.50%, 12/01/41	6,446	6,795,273
4.50%, 01/01/42	5,018	5,260,086
4.50%, 09/01/42	3,564	3,721,466
4.50%, 10/01/42	4,858	5,100,042
4.50%, 09/01/43	5,146	5,444,968
4.50%, 10/01/43	1,451	1,534,192
4.50%, 12/01/43	2,386	2,524,378
4.50%, 02/01/44	2,856	2,982,110
4.50%, 03/01/44	19,645	20,724,650
4.50%, 04/01/44	1,016	1,064,822
4.50%, 06/01/44	2,374	2,488,662
4.50%, 08/01/44	2,534	2,656,207
4.50%, 12/01/44	20,408	21,590,640
4.50%, 01/01/45	2,380	2,517,465
4.50%, 02/01/45	22,205	23,444,252
4.50%, 08/01/45	5,692	6,009,612
4.50%, 12/01/45	623	649,937
4.50%, 01/01/46	494	512,794
4.50%, 02/01/46	15,069	15,849,439
4.50%, 03/01/46	607	642,193
4.50%, 04/01/46	12,033	12,710,345
4.50%, 05/01/46	90	93,027
4.50%, 06/01/46	2,871	3,035,225
4.50%, 07/01/46	286	296,413
4.50%, 08/01/46	26,053	27,141,625
4.50%, 09/01/46	1,138	1,179,292
4.50%, 10/01/46	2,821	2,925,327
4.50%, 12/01/46	888	920,551
4.50%, 01/01/47	4,136	4,288,568
4.50%, 02/01/47	682	706,642
4.50%, 03/01/47	4,240	4,431,894
4.50%, 04/01/47	10,308	10,781,961
4.50%, 05/01/47	2,275	2,402,306
4.50%, 06/01/47	13,012	13,578,260
4.50%, 07/01/47	551	579,126
4.50%, 08/01/47	16,183	16,819,907
4.50%, 09/01/47	3,304	3,482,127
4.50%, 10/01/47	2,746	2,850,913
4.50%, 12/01/47	2,609	2,726,837
4.50%, 01/01/48	9,919	10,326,653
4.50%, 02/01/48	2,898	3,024,765
4.50%, 03/01/48	604	629,641
4.50%, 04/01/48	15,867	16,542,566
4.50%, 05/01/48	27,048	28,002,299
4.50%, 06/01/48	6,252	6,549,767
4.50%, 07/01/48	12,749	13,356,652
4.50%, 08/01/48	11,069	11,582,413
4.50%, 09/01/48	1,070	1,113,466
4.50%, 10/01/48	12,539	13,030,949

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/48	$17,832	$18,690,635
4.50%, 12/01/48	79,128	82,228,657
4.50%, 01/01/49	30,657	31,850,785
4.50%, 02/01/49	2,157	2,270,334
4.50%, 03/01/49(b)	34,602	35,809,015
4.58%, 09/01/41, (12 mo. LIBOR US + 1.822%)(a)	127	133,033
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,394	1,452,740
4.81%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	1,872	1,935,604
5.00%, 07/01/23	1,427	1,473,605
5.00%, 12/01/23	508	520,427
5.00%, 05/01/25	54	54,843
5.00%, 11/01/33	3,365	3,590,272
5.00%, 01/01/35	257	273,647
5.00%, 09/01/35	338	360,309
5.00%, 03/01/36	1,220	1,299,456
5.00%, 05/01/36	1,007	1,072,899
5.00%, 07/01/37	940	1,002,358
5.00%, 02/01/38	1,440	1,534,056
5.00%, 01/01/39	521	559,216
5.00%, 03/01/39	965	1,028,032
5.00%, 04/01/39	4,599	4,900,102
5.00%, 06/01/39	1,504	1,604,625
5.00%, 08/01/39	978	1,042,523
5.00%, 09/01/39	1,343	1,431,000
5.00%, 10/01/39	861	909,033
5.00%, 11/01/39	80	85,628
5.00%, 12/01/39	1,299	1,383,510
5.00%, 01/01/40	24	25,253
5.00%, 03/01/40	451	480,893
5.00%, 04/01/40	2,263	2,408,792
5.00%, 05/01/40	172	182,839
5.00%, 06/01/40	236	250,865
5.00%, 07/01/40	3,116	3,317,687
5.00%, 08/01/40	10,293	11,058,716
5.00%, 09/01/40	69	73,753
5.00%, 10/01/40	214	228,298
5.00%, 02/01/41	1,554	1,653,928
5.00%, 03/01/41	2,953	3,142,256
5.00%, 04/01/41	5,887	6,266,466
5.00%, 05/01/41	20,959	22,335,359
5.00%, 06/01/41	1,735	1,850,487
5.00%, 07/01/41	1,596	1,698,592
5.00%, 08/01/41	2,439	2,607,560
5.00%, 10/01/43	2,206	2,339,608
5.00%, 01/01/44	3,709	3,983,678
5.00%, 09/01/44	2,454	2,652,380
5.00%, 11/01/44	3,285	3,503,222
5.00%, 07/01/45	9,934	10,574,240
5.00%, 04/01/47	285	299,276
5.00%, 05/01/47	3,581	3,805,566
5.00%, 07/01/47	288	302,168
5.00%, 08/01/47	715	749,661
5.00%, 09/01/47	1,900	1,993,508
5.00%, 11/01/47	252	264,812
5.00%, 03/01/48	7,356	7,752,998
5.00%, 04/01/48	5,879	6,229,489
5.00%, 08/01/48	5,084	5,452,352
5.00%, 09/01/48	9,039	9,540,887

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 10/01/48	$4,027	$4,307,244
5.00%, 11/01/48	1,608	1,721,666
5.00%, 12/01/48	1,046	1,100,839
5.00%, 01/01/49	22,834	24,090,880
5.00%, 02/01/49	3,417	3,665,872
5.00%, 03/01/49(b)	10,347	10,850,255
5.00%, 03/01/49	2,500	2,622,669
5.50%, 12/01/19	16	15,734
5.50%, 03/01/28	694	741,910
5.50%, 05/01/33	1,249	1,339,855
5.50%, 11/01/33	2,560	2,746,564
5.50%, 09/01/34	1,849	1,985,118
5.50%, 09/01/35	458	492,772
5.50%, 04/01/36	3,128	3,363,197
5.50%, 05/01/36	643	691,753
5.50%, 09/01/36	4,829	5,182,086
5.50%, 08/01/37	4,130	4,441,470
5.50%, 03/01/38	1,406	1,519,683
5.50%, 07/01/38	1,226	1,325,063
5.50%, 11/01/38	1,231	1,330,761
5.50%, 07/01/40	3,428	3,688,598
5.50%, 09/01/40	9,427	10,143,677
5.50%, 09/01/41	16,084	17,306,723
5.50%, 05/01/44	14,138	15,358,771
5.50%, 01/01/47	2,514	2,703,175
5.50%, 04/01/48	1,382	1,467,833
5.50%, 12/01/48	1,919	2,038,271
5.50%, 03/01/49(b)	9,541	10,114,098
6.00%, 03/01/34	1,955	2,152,755
6.00%, 05/01/34	402	443,475
6.00%, 08/01/34	657	726,851
6.00%, 11/01/34	212	234,712
6.00%, 06/01/36	1,114	1,235,452
6.00%, 08/01/36	1,109	1,231,463
6.00%, 03/01/38	638	708,167
6.00%, 05/01/38	1,498	1,660,620
6.00%, 08/01/38	57	59,652
6.00%, 06/01/39	5,941	6,582,708
6.00%, 10/01/39	387	430,190
6.00%, 07/01/41	1,645	1,828,074
6.00%, 03/01/49(b)	2,896	3,113,225
6.50%, 08/01/36	43	48,419
6.50%, 09/01/36	335	377,738
6.50%, 10/01/36	49	55,308
6.50%, 12/01/36	41	46,189
6.50%, 07/01/37	85	96,472
6.50%, 08/01/37	2,638	2,960,906
6.50%, 10/01/37	149	168,554
6.50%, 11/01/37	28	31,835
6.50%, 12/01/37	112	125,875
6.50%, 06/01/38	34	36,815
6.50%, 10/01/39	2,831	3,193,156
6.50%, 05/01/40	1,738	1,960,804
7.00%, 04/01/37	935	1,068,395
Government National Mortgage Association 2.50%, 03/20/43	401	386,067
2.50%, 01/20/47	15,067	14,406,535
2.50%, 03/01/49(b)	16,598	15,911,370
3.00%, 07/15/27	5,537	5,549,612
3.00%, 12/20/31	576	576,626

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/15/42	$677	$671,406
3.00%, 09/15/42	383	379,745
3.00%, 10/15/42	1,113	1,104,465
3.00%, 12/15/42	501	496,848
3.00%, 01/20/43	22,180	22,060,866
3.00%, 02/20/43	529	525,949
3.00%, 04/15/43	48	47,608
3.00%, 07/15/43	163	161,376
3.00%, 09/20/43	2,663	2,645,703
3.00%, 11/20/43	93	92,002
3.00%, 12/20/43	26	26,315
3.00%, 01/20/44	8,001	7,948,418
3.00%, 02/20/44	2,188	2,173,943
3.00%, 03/20/44	2,639	2,621,138
3.00%, 04/20/44	47	46,259
3.00%, 06/20/44	455	452,405
3.00%, 07/20/44	1,815	1,800,236
3.00%, 08/20/44	55,991	55,522,012
3.00%, 09/20/44	2,188	2,169,957
3.00%, 10/15/44	2,310	2,289,650
3.00%, 12/20/44	70	69,754
3.00%, 03/20/45	65	64,016
3.00%, 05/15/45	3,094	3,063,806
3.00%, 05/20/45	21,280	21,082,581
3.00%, 07/15/45	74	73,182
3.00%, 07/20/45	1,762	1,745,265
3.00%, 08/15/45	7,060	6,991,956
3.00%, 08/20/45	94,157	93,284,352
3.00%, 10/20/45	18,645	18,472,020
3.00%, 02/20/46	39,042	38,680,366
3.00%, 04/20/46	8,982	8,880,903
3.00%, 05/20/46	32,652	32,285,141
3.00%, 06/20/46	38,650	38,215,851
3.00%, 07/15/46	850	840,501
3.00%, 07/20/46	61,697	61,003,959
3.00%, 08/20/46	77,942	77,066,546
3.00%, 09/20/46	71,961	71,152,597
3.00%, 10/20/46	24,920	24,640,191
3.00%, 11/20/46	15,804	15,626,411
3.00%, 12/15/46	8,324	8,243,864
3.00%, 12/20/46	102,901	101,745,371
3.00%, 01/20/47	47,296	46,764,907
3.00%, 02/15/47	13,483	13,339,089
3.00%, 02/20/47	20,008	19,782,852
3.00%, 03/20/47	54,484	53,871,604
3.00%, 06/20/47	4,865	4,802,298
3.00%, 07/20/47	7,666	7,566,949
3.00%, 08/20/47	287	282,935
3.00%, 09/20/47	19,394	19,143,960
3.00%, 10/20/47	7,351	7,256,157
3.00%, 11/20/47	35,537	35,078,916
3.00%, 12/20/47	80	79,096
3.00%, 01/20/48	7,641	7,542,370
3.00%, 02/20/48	6,102	5,969,743
3.00%, 03/20/48	8,052	7,948,270
3.00%, 04/20/48	5,464	5,393,109
3.00%, 05/20/48	1,683	1,661,662
3.00%, 09/20/48	222	219,077
3.00%, 10/20/48	4,586	4,527,182
3.00%, 11/20/48	7,805	7,704,356

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/48	$5,625	$5,552,705
3.00%, 01/20/49	920	907,891
3.00%, 03/01/49(b)	44,873	44,305,076
3.50%, 08/15/24	759	773,073
3.50%, 02/20/31	91	91,922
3.50%, 01/15/41	45	45,864
3.50%, 09/15/41	505	512,861
3.50%, 12/15/41	4,890	4,965,213
3.50%, 02/15/42	205	207,678
3.50%, 03/15/42	147	149,108
3.50%, 03/20/42	28,114	28,611,457
3.50%, 04/15/42	1,176	1,193,838
3.50%, 05/15/42	1,140	1,156,783
3.50%, 07/15/42	534	542,065
3.50%, 09/15/42	2,142	2,174,242
3.50%, 10/15/42	2,331	2,365,306
3.50%, 11/15/42	1,787	1,813,174
3.50%, 01/15/43	285	289,090
3.50%, 01/20/43	2,752	2,800,953
3.50%, 02/15/43	188	190,810
3.50%, 03/15/43	13,804	14,006,820
3.50%, 04/20/43	1,701	1,728,996
3.50%, 05/15/43	1,881	1,906,769
3.50%, 06/15/43	13,567	13,766,247
3.50%, 10/20/43	3,716	3,776,501
3.50%, 02/20/44	632	641,329
3.50%, 09/15/44	592	599,585
3.50%, 09/20/44	20,709	21,002,184
3.50%, 10/20/44	3,326	3,373,103
3.50%, 12/20/44	2,547	2,583,014
3.50%, 04/20/45	34,686	35,121,614
3.50%, 09/20/45	8,416	8,521,986
3.50%, 10/20/45	726	735,330
3.50%, 11/20/45	31,907	32,307,853
3.50%, 12/20/45	20,612	20,870,351
3.50%, 01/20/46	1,495	1,514,131
3.50%, 03/20/46	62,927	63,626,035
3.50%, 04/20/46	38,197	38,621,188
3.50%, 06/20/46	109,286	110,499,062
3.50%, 07/15/46	3,900	3,941,661
3.50%, 07/20/46	10,315	10,429,679
3.50%, 09/15/46	6,575	6,644,935
3.50%, 09/20/46	18,069	18,269,501
3.50%, 10/20/46	66,723	67,464,321
3.50%, 11/20/46	14,182	14,339,261
3.50%, 12/20/46	31,570	31,920,097
3.50%, 01/20/47	90,858	91,867,015
3.50%, 02/20/47	194,430	196,589,261
3.50%, 03/20/47	94,120	94,985,510
3.50%, 04/20/47	33,697	34,007,384
3.50%, 06/20/47	5,294	5,342,674
3.50%, 07/20/47	4,205	4,247,327
3.50%, 08/20/47	46,632	47,063,933
3.50%, 09/20/47	62,998	63,577,309
3.50%, 10/20/47	27,095	27,371,179
3.50%, 11/20/47	35,349	35,674,487
3.50%, 12/15/47	45,038	45,524,339
3.50%, 12/20/47	11,542	11,670,289
3.50%, 01/15/48	10,181	10,293,718

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/48	$71,276	$71,930,162
3.50%, 02/15/48	1,094	1,104,572
3.50%, 02/20/48	33,814	34,128,532
3.50%, 03/20/48	37,641	37,984,632
3.50%, 04/15/48	5,300	5,350,815
3.50%, 04/20/48	26,827	27,084,070
3.50%, 07/20/48	17,652	17,812,837
3.50%, 08/20/48	745	751,654
3.50%, 09/20/48	5,969	6,023,569
3.50%, 10/20/48	50,814	51,277,702
3.50%, 12/20/48	1,468	1,481,208
3.50%, 01/20/49	646	652,370
3.50%, 03/01/49(b)	38,241	38,583,824
4.00%, 11/20/40	325	336,920
4.00%, 01/15/41	77	79,327
4.00%, 02/15/41	5,356	5,552,487
4.00%, 03/15/41	1,228	1,273,019
4.00%, 04/15/41	4,112	4,261,351
4.00%, 05/15/41	821	850,546
4.00%, 07/15/41	1,960	2,032,009
4.00%, 09/15/41	179	185,363
4.00%, 12/15/41	1,337	1,386,252
4.00%, 01/15/42	759	787,184
4.00%, 02/15/42	3,679	3,813,556
4.00%, 03/15/42	5,923	6,138,723
4.00%, 04/15/42	3,652	3,784,911
4.00%, 05/15/42	1,011	1,047,384
4.00%, 08/15/42	1,321	1,369,340
4.00%, 10/15/42	542	561,712
4.00%, 11/20/42	856	885,775
4.00%, 04/20/43	416	430,614
4.00%, 03/15/44	161	166,198
4.00%, 08/15/44	55	57,223
4.00%, 08/20/44	5,820	6,009,532
4.00%, 10/20/44	13,458	13,895,981
4.00%, 08/20/45	2,278	2,348,526
4.00%, 09/20/45	25,276	26,062,788
4.00%, 10/20/45	675	696,522
4.00%, 11/20/45	1,650	1,701,429
4.00%, 01/20/46	2,499	2,577,010
4.00%, 03/20/46	28,280	29,160,455
4.00%, 04/20/46	16,652	17,170,276
4.00%, 07/20/46	4,043	4,160,098
4.00%, 09/20/46	7,700	7,922,849
4.00%, 11/20/46	15,033	15,468,924
4.00%, 12/15/46	4,881	5,036,485
4.00%, 12/20/46	7,831	8,057,503
4.00%, 01/20/47	26,009	26,762,470
4.00%, 04/20/47	793	815,252
4.00%, 07/20/47	21,679	22,279,096
4.00%, 08/20/47	27,711	28,504,030
4.00%, 10/20/47	5,945	6,109,504
4.00%, 11/20/47	64,618	66,406,423
4.00%, 12/20/47	7,281	7,481,914
4.00%, 01/20/48	15,770	16,217,361
4.00%, 03/20/48	122,021	125,405,371
4.00%, 04/20/48	49,091	50,422,361
4.00%, 05/20/48	37,087	38,083,403

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/48	$53,279	$54,721,211
4.00%, 07/20/48	8,950	9,190,690
4.00%, 08/20/48	3,130	3,214,314
4.00%, 09/20/48	34,171	35,088,974
4.00%, 10/20/48	9,897	10,163,221
4.00%, 11/20/48	12,850	13,195,445
4.00%, 12/20/48	7,994	8,208,715
4.00%, 03/01/49(b)	298,815	306,711,933
4.50%, 04/15/39	497	521,500
4.50%, 07/15/39	1,321	1,386,007
4.50%, 08/15/39	3,370	3,535,377
4.50%, 11/20/39	1,182	1,239,916
4.50%, 01/20/40	1,301	1,364,455
4.50%, 06/15/40	6,282	6,586,089
4.50%, 07/15/40	3,073	3,221,012
4.50%, 08/15/40	9,434	9,890,623
4.50%, 08/20/40	2,101	2,203,183
4.50%, 10/20/40	5,440	5,704,587
4.50%, 04/20/41	11,149	11,698,387
4.50%, 06/20/41	6,901	7,240,527
4.50%, 09/20/41	3,412	3,579,876
4.50%, 11/20/41	3,373	3,539,454
4.50%, 11/20/45	8,874	9,262,599
4.50%, 02/15/46	700	733,456
4.50%, 02/20/46	2,273	2,372,726
4.50%, 09/20/46	1,378	1,440,854
4.50%, 10/20/46	5,086	5,308,750
4.50%, 11/20/46	1,565	1,633,162
4.50%, 02/20/47	965	1,006,210
4.50%, 04/20/47	1,411	1,471,767
4.50%, 06/20/47	3,146	3,281,378
4.50%, 10/20/47	7,383	7,655,695
4.50%, 02/20/48	14,975	15,527,721
4.50%, 03/20/48	6,599	6,843,153
4.50%, 04/20/48	33,711	34,955,860
4.50%, 06/20/48	102,505	106,146,520
4.50%, 07/20/48	64,151	66,429,902
4.50%, 08/20/48	21,754	22,527,206
4.50%, 10/20/48	14,949	15,480,567
4.50%, 11/20/48	1,601	1,665,109
4.50%, 12/20/48	33,369	34,553,990
4.50%, 01/20/49	7,721	7,995,669
4.50%, 02/20/49	22,523	23,323,241
4.50%, 03/01/49(b)	65,975	68,302,836
5.00%, 11/15/24	578	602,357
5.00%, 05/20/33	384	404,860
5.00%, 07/20/35	1,596	1,681,333
5.00%, 12/15/36	6,283	6,674,670
5.00%, 01/15/39	2,260	2,421,714
5.00%, 07/15/39	5,941	6,368,285
5.00%, 10/20/39	2,075	2,202,461
5.00%, 05/15/40	1,173	1,257,188
5.00%, 07/20/40	7,545	8,008,729
5.00%, 08/20/40	2,204	2,339,417
5.00%, 11/20/41	6,152	6,530,059
5.00%, 07/20/42	1,157	1,228,628
5.00%, 03/15/44	5,330	5,714,511
5.00%, 02/20/46	1,643	1,743,520
5.00%, 07/20/46	32	33,514

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/15/47	$749	$780,043
5.00%, 08/15/47	594	618,163
5.00%, 03/20/48	2,547	2,659,629
5.00%, 04/20/48	19,223	20,071,027
5.00%, 05/20/48	8,737	9,123,004
5.00%, 08/20/48	7,627	8,006,731
5.00%, 09/20/48	7,799	8,206,790
5.00%, 11/20/48	37,474	39,401,926
5.00%, 12/20/48	5,580	5,904,867
5.00%, 01/20/49	11,979	12,518,104
5.00%, 03/01/49(b)	61,700	64,274,350
5.50%, 11/20/34	1,922	2,122,359
5.50%, 03/15/36	1,420	1,562,196
5.50%, 03/20/36	400	439,578
5.50%, 07/20/36	543	595,280
5.50%, 06/20/38	2,127	2,332,948
5.50%, 10/15/38	1,356	1,483,056
5.50%, 03/20/39	1,428	1,567,501
5.50%, 12/15/39	358	392,277
5.50%, 01/15/40	3,091	3,374,046
5.50%, 07/20/40	3,123	3,404,220
5.50%, 04/20/48	401	433,054
6.00%, 03/15/37	2,854	3,187,214
6.00%, 09/20/38	3,353	3,751,795
6.00%, 12/15/38	1,318	1,479,594
6.00%, 09/20/39	254	284,510
6.00%, 11/15/39	494	550,764
6.00%, 04/20/40	456	510,450
6.00%, 07/20/45	340	381,305
6.00%, 01/20/46	1,032	1,154,293
6.00%, 03/01/49(b)	7,000	7,498,757
6.50%, 10/20/38	1,414	1,622,017

		15,485,986,297

Total U.S. Government Agency Obligations — 99.3% (Cost: $15,567,743,602)		15,485,986,297

Short-Term Investments

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	1,738,666	1,739,361,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	100	100,000

		1,739,461,321

Total Short-Term Investments — 11.2% (Cost: $1,738,899,307)		1,739,461,321

Total Investments in Securities — 110.5% (Cost: $17,306,642,909)		17,225,447,618

Other Assets, Less Liabilities — (10.5)%		(1,633,202,999)

Net Assets — 100.0%		$15,592,244,619

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2019	iShares® MBS ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	3,912,433	(2,173,767)	1,738,666	$1,739,361,321	$35,983,539	$219,896		$308,212
BlackRock Cash Funds: Treasury, SLAgency Shares	100	—	100	100,000	1,957	—		—

				$1,739,461,321	$35,985,496	$219,896		$308,212

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$15,485,986,297	$—	$15,485,986,297
Money Market Funds	1,739,461,321	—	—	1,739,461,321

	$1,739,461,321	$15,485,986,297	$—	$17,225,447,618

See notes to financial statements.

82	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,184,168,123	$98,354,082	$601,953,257	$15,485,986,297
Affiliated(c)	20,814,490	1,160,692	20,803,775	1,739,461,321
Cash	105,218	787	—	—
Receivables:
Investments sold	23,903,402	2,147,426	—	481,744,082
Securities lending income — Affiliated	3,378	181	—	—
Capital shares sold	346,132	24,470	—	—
Dividends	20,622	721	39,030	3,464,567
Interest	13,422,752	768,111	5,662,392	43,570,122

Total assets	2,242,784,117	102,456,470	628,458,454	17,754,226,389

LIABILITIES
Cash received:
Collateral — TBA commitments	—	—	—	1,043,000
Collateral on securities loaned, at value	8,338,733	543,738	—	—
Payables:
Investments purchased	26,964,248	1,789,367	728,789	2,160,031,619
Capital shares redeemed	1,097,500	—	—	—
Investment advisory fees	343,675	14,921	95,934	907,151

Total liabilities	36,744,156	2,348,026	824,723	2,161,981,770

NET ASSETS	$2,206,039,961	$100,108,444	$627,633,731	$15,592,244,619

NET ASSETS CONSIST OF:
Paid-in capital	$2,230,326,292	$102,972,230	$629,745,102	$15,876,602,288
Accumulated loss	(24,286,331)	(2,863,786)	(2,111,371)	(284,357,669)

NET ASSETS	$2,206,039,961	$100,108,444	$627,633,731	$15,592,244,619

Shares outstanding	20,250,000	900,000	5,600,000	148,400,000

Net asset value	$108.94	$111.23	$112.08	$105.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$8,087,076	$527,729	$—	$—
(b) Investments, at cost — Unaffiliated	$2,204,699,289	$99,925,746	$602,353,421	$15,567,743,602
(c) Investments, at cost — Affiliated	$20,814,490	$1,160,692	$20,803,775	$1,738,899,307

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Operations

Year Ended February 28, 2019

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$242,490	$13,602	$89,022	$35,985,496
Interest — Unaffiliated	48,395,488	3,424,880	11,094,124	332,509,781
Interest — Affiliated	105,202	4,899	—	—
Securities lending income — Affiliated — net	96,483	5,364	—	—
Other income — Unaffiliated	1,268	325	—	—

Total investment income	48,840,931	3,449,070	11,183,146	368,495,277

EXPENSES
Investment advisory fees	4,009,715	246,220	890,651	10,702,434

Total expenses	4,009,715	246,220	890,651	10,702,434

Less:
Investment advisory fees waived	—	—	—	(1,170,259)

Total expenses after fees waived	4,009,715	246,220	890,651	9,532,175

Net investment income	44,831,216	3,202,850	10,292,495	358,963,102

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,251,423)	(478,110)	(2,106,235)	(47,419,666)
Investments — Affiliated	(3,002)	—	—	219,896
In-kind redemptions — Unaffiliated	(2,493,434)	(1,362,011)	(1,932,209)	—
In-kind redemptions — Affiliated	(1,476)	(8,527)	—	—

Net realized loss	(6,749,335)	(1,848,648)	(4,038,444)	(47,199,770)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	24,896,918	1,266,264	6,726,414	111,295,500
Investments — Affiliated	69,975	7,369	—	308,212

Net change in unrealized appreciation (depreciation)	24,966,893	1,273,633	6,726,414	111,603,712

Net realized and unrealized gain (loss)	18,217,558	(575,015)	2,687,970	64,403,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,048,774	$2,627,835	$12,980,465	$423,367,044

See notes to financial statements.

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,831,216	$40,454,042	$3,202,850	$3,753,718
Net realized gain (loss)	(6,749,335)	1,275,642	(1,848,648)	(109,864)
Net change in unrealized appreciation (depreciation)	24,966,893	(40,349,027)	1,273,633	(2,044,097)

Net increase in net assets resulting from operations	63,048,774	1,380,657	2,627,835	1,599,757

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(44,165,855)	(40,426,567)	(3,293,312)	(3,782,450)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	284,753,843	(380,875,262)	(43,689,977)	(6,176,397)

NET ASSETS(b)
Total increase (decrease) in net assets	303,636,762	(419,921,172)	(44,355,454)	(8,359,090)
Beginning of year	1,902,403,199	2,322,324,371	144,463,898	152,822,988

End of year	$2,206,039,961	$1,902,403,199	$100,108,444	$144,463,898

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Changes in Net Assets  (continued)

	iShares Agency Bond ETF		iShares MBS ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,292,495	$7,963,448	$358,963,102	$233,803,158
Net realized gain (loss)	(4,038,444)	513,812	(47,199,770)	(95,170,034)
Net change in unrealized appreciation (depreciation)	6,726,414	(6,407,690)	111,603,712	(168,474,081)

Net increase (decrease) in net assets resulting from operations	12,980,465	2,069,570	423,367,044	(29,840,957)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
From net investment income	(9,925,793)	(7,956,662)	(327,920,987)	(243,357,623)
Return of capital	—	—	—	(4,283,495)

Decrease in net assets resulting from distributions to shareholders	(9,925,793)	(7,956,662)	(327,920,987)	(247,641,118)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	178,882,169	(164,851,483)	3,620,422,447	1,923,205,813

NET ASSETS(b)
Total increase (decrease) in net assets	181,936,841	(170,738,575)	3,715,868,504	1,645,723,738
Beginning of year	445,696,890	616,435,465	11,876,376,115	10,230,652,377

End of year	$627,633,731	$445,696,890	$15,592,244,619	$11,876,376,115

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

86	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$108.09	$110.32	$111.23	$111.39	$110.48

Net investment income(a)	2.41	2.10	1.97	1.94	1.91
Net realized and unrealized gain (loss)(b)	0.82	(2.22)	(0.94)	(0.18)	0.90

Net increase (decrease) from investment operations	3.23	(0.12)	1.03	1.76	2.81

Distributions(c)
From net investment income	(2.38)	(2.11)	(1.94)	(1.92)	(1.90)

Total distributions	(2.38)	(2.11)	(1.94)	(1.92)	(1.90)

Net asset value, end of year	$108.94	$108.09	$110.32	$111.23	$111.39

Total Return
Based on net asset value	3.04%	(0.14)%	0.94%	1.62%	2.56%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.24%	1.90%	1.77%	1.75%	1.72%

Supplemental Data
Net assets, end of year (000)	$2,206,040	$1,902,403	$2,322,324	$2,002,215	$1,654,167

Portfolio turnover rate(d)	21%	19%	20%	20%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$111.13	$113.20	$113.77	$115.05	$111.80

Net investment income(a)	2.87	2.57	2.37	2.31	2.32
Net realized and unrealized gain (loss)(b)	0.13	(1.99)	(0.57)	(1.30)	3.28

Net increase from investment operations	3.00	0.58	1.80	1.01	5.60

Distributions(c)
From net investment income	(2.90)	(2.65)	(2.37)	(2.29)	(2.35)

Total distributions	(2.90)	(2.65)	(2.37)	(2.29)	(2.35)

Net asset value, end of year	$111.23	$111.13	$113.20	$113.77	$115.05

Total Return
Based on net asset value	2.76%	0.48%	1.57%	0.93%	5.05%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.60%	2.26%	2.06%	2.04%	2.05%

Supplemental Data
Net assets, end of year (000)	$100,108	$144,464	$152,823	$352,680	$241,609

Portfolio turnover rate(d)	24%	17%	14%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

88	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$111.42	$113.11	$114.67	$113.83	$111.90

Net investment income(a)	2.57	1.83	1.50	1.51	1.50
Net realized and unrealized gain (loss)(b)	0.57	(1.70)	(1.34)	0.79	1.94

Net increase from investment operations	3.14	0.13	0.16	2.30	3.44

Distributions(c)
From net investment income	(2.48)	(1.82)	(1.51)	(1.46)	(1.51)
From net realized gain	—	—	(0.21)	—	—

Total distributions	(2.48)	(1.82)	(1.72)	(1.46)	(1.51)

Net asset value, end of year	$112.08	$111.42	$113.11	$114.67	$113.83

Total Return
Based on net asset value	2.86%	0.10%	0.14%	2.05%	3.08%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.31%	1.62%	1.31%	1.33%	1.33%

Supplemental Data
Net assets, end of year (000)	$627,634	$445,697	$616,435	$579,107	$455,334

Portfolio turnover rate(d)	69%	78%	71%	96%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$104.27	$106.68	$109.39	$109.92	$106.71

Net investment income(a)	3.04	2.26	1.65	1.45	1.42
Net realized and unrealized gain (loss)(b)	0.56	(2.24)	(1.61)	0.98	3.61

Net increase from investment operations	3.60	0.02	0.04	2.43	5.03

Distributions(c)
From net investment income	(2.80)	(2.39)	(1.90)	(1.57)	(0.85)
From net realized gain	—	—	(0.85)	(1.39)	(0.97)
Return of capital	—	(0.04)	—	—	—

Total distributions	(2.80)	(2.43)	(2.75)	(2.96)	(1.82)

Net asset value, end of year	$105.07	$104.27	$106.68	$109.39	$109.92

Total Return
Based on net asset value	3.53%	(0.01)%	0.03%	2.27%	4.75%

Ratios to Average Net Assets
Total expenses	0.09%	0.14%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.08%	0.13%	0.25%	0.25%	0.25%

Net investment income	2.93%	2.12%	1.52%	1.32%	1.31%

Supplemental Data
Net assets, end of year (000)	$15,592,245	$11,876,376	$10,230,652	$7,712,148	$6,870,259

Portfolio turnover rate(d)(e)	343%	745%	748%	920%	936%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

90	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate Government/Credit Bond
Barclays Bank PLC	$100,499	$100,499		$—	$—
Barclays Capital Inc.	665,327	665,327		—	—
BMO Capital Markets	520,951	520,951		—	—
Citigroup Global Markets Inc.	2,966,805	2,966,805		—	—
Credit Suisse Securities (USA) LLC	182,414	182,414		—	—
Goldman Sachs & Co.	854,400	854,400		—	—
JPMorgan Securities LLC	1,028,831	1,028,831		—	—
MUFG Securities Americas Inc.	188,129	188,129		—	—
Nomura Securities International Inc.	273,089	273,089		—	—
RBC Capital Markets LLC	288,308	288,308		—	—
Scotia Capital (USA) Inc.	75,459	75,459		—	—
UBS AG	118,872	118,872		—	—
UBS Securities LLC	133,185	133,185		—	—
Wells Fargo Securities LLC	690,807	690,807		—	—

	$8,087,076	$8,087,076		$—	$—

Government/Credit Bond
Barclays Bank PLC	$30,668	$30,668		$—	$—
BMO Capital Markets	14,578	14,578		—	—
Citigroup Global Markets Inc.	234,458	234,458		—	—
Goldman Sachs & Co.	68,198	68,198		—	—
JPMorgan Securities LLC	83,894	83,894		—	—
Natwest Markets Securities Inc.	15,204	15,204		—	—
Nomura Securities International Inc.	24,288	24,288		—	—
RBC Capital Markets LLC	22,016	22,016		—	—
UBS AG	9,369	9,369		—	—
Wells Fargo Securities LLC	25,056	25,056		—	—

	$527,729	$527,729		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0900%
Over $121 billion, up to and including $181 billion	0.0855
Over $181 billion, up to and including $231 billion	0.0813
Over $231 billion, up to and including $281 billion	0.0772
Over $281 billion	0.0734

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 in order to limit total annual operating expenses after fee waiver to 0.09% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$27,246
Government/Credit Bond	1,523

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements  (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$700,971	$85,404,774
Government/Credit Bond	26,904	2,028,550
Agency Bond	8,051,546	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$339,253,911	$302,252,809	$95,773,784	$112,709,931
Government/Credit Bond	19,006,010	17,602,420	9,974,864	11,569,359
Agency Bond	465,531,423	308,607,451	45,912,506	1,976,276
MBS	42,139,257,534	42,913,825,451	3,053,842	3,053,842

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$634,559,894	$369,944,857
Government/Credit Bond	5,400,633	47,456,933
Agency Bond	39,187,602	85,879,990
MBS	4,401,109,233	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Intermediate Government/Credit Bond	$(2,499,434)	$2,499,434
Government/Credit Bond	(1,370,551)	1,370,551
Agency Bond	(1,932,209)	1,932,209

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Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18

Intermediate Government/Credit Bond
Ordinary income	$44,165,855	$40,426,567

Government/Credit Bond
Ordinary income	$3,293,312	$3,782,450

Agency Bond
Ordinary income	$9,925,793	$7,956,662

MBS
Ordinary income	$327,920,987	$243,357,623
Return of capital	—	4,283,495

	$327,920,987	$247,641,118

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Intermediate Government/Credit Bond	$4,055,302	$(7,733,326)	$(20,608,307)	$(24,286,331)
Government/Credit Bond	198,706	(1,490,177)	(1,572,315)	(2,863,786)
Agency Bond	1,082,870	(2,680,637)	(513,604)	(2,111,371)
MBS	30,929,510	(233,515,181)	(81,771,998)	(284,357,669)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$2,225,590,920	$4,830,675	$(25,438,982)	$(20,608,307)
Government/Credit Bond	101,087,089	397,170	(1,969,485)	(1,572,315)
Agency Bond	623,270,636	2,183,806	(2,697,410)	(513,604)
MBS	17,307,219,617	44,271,667	(126,043,666)	(81,771,999)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates,

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Notes to Financial Statements  (continued)

greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

Intermediate Government/Credit Bond
Shares sold	6,200,000	$668,103,285	5,150,000	$568,081,816
Shares redeemed	(3,550,000)	(383,349,442)	(8,600,000)	(948,957,078)

Net increase (decrease)	2,650,000	$284,753,843	(3,450,000)	$(380,875,262)

Government/Credit Bond
Shares sold	50,000	$5,573,390	2,150,000	$243,403,066
Shares redeemed	(450,000)	(49,263,367)	(2,200,000)	(249,579,463)

Net decrease	(400,000)	$(43,689,977)	(50,000)	$(6,176,397)

Agency Bond
Shares sold	2,500,000	$278,457,419	400,000	$45,269,679
Shares redeemed	(900,000)	(99,575,250)	(1,850,000)	(210,121,162)

Net increase (decrease)	1,600,000	$178,882,169	(1,450,000)	$(164,851,483)

MBS
Shares sold	51,600,000	$5,388,456,765	26,200,000	$2,798,324,262
Shares redeemed	(17,100,000)	(1,768,034,318)	(8,200,000)	(875,118,449)

Net increase	34,500,000	$3,620,422,447	18,000,000	$1,923,205,813

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
Intermediate Government/Credit Bond	$40,426,567	$—
Government/Credit Bond	3,782,450	—
Agency Bond	7,956,662	—
MBS	243,357,623	4,283,495

Undistributed (distributions in excess of) net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Intermediate Government/Credit Bond	$3,389,941
Government/Credit Bond	289,168
Agency Bond	716,168
MBS	(576,732)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

98	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Intermediate Government/Credit Bond ETF,

iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	99

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Intermediate Government/Credit Bond	$38,668,978
Government/Credit Bond	2,776,235
Agency Bond	10,291,378
MBS	353,362,220

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Intermediate Government/Credit Bond	$21,960,185
Government/Credit Bond	1,367,285
Agency Bond	4,147,121
MBS	326,964

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Intermediate Government/Credit Bond(a)	$2.369176	$—	$0.011419	$2.380595	100%	—%	0	%(b)	100%
Government/Credit Bond(a)	2.885810	—	0.011602	2.897412	100	—	0	(b)	100
Agency Bond(a)	2.434990	—	0.049018	2.484008	98	—	2		100
MBS	2.802392	—	—	2.802392	100	—	—		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,096	87.13%

At NAV	51	4.05
Less than 0.0% and Greater than –0.5%	111	8.82

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	101

Supplemental Information  (unaudited) (continued)

iShares Government/Credit Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	12	0.95
Greater than 0.0% and Less than 0.5%	928	73.77

At NAV	36	2.86
Less than 0.0% and Greater than –0.5%	281	22.34

	1,258	100.00%

iShares Agency Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Greater than 0.0% and Less than 0.5%	765	60.80

At NAV	45	3.58
Less than 0.0% and Greater than –0.5%	442	35.14

	1,258	100.00%

iShares MBS ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	873	69.39

At NAV	82	6.52
Less than 0.0% and Greater than –0.5%	302	24.01

	1,258	100.00%

102	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009);Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009- 2018); Trustee of Salient MF Trust (4 portfolios) (2015- 2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	103

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012- 2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001- 2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	105

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	107

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

▶	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 28, 2019 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 2.73% and 5.41%, respectively, for the reporting period.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested of riskier assets such as stocks and corporate bonds in the fourth quarter of 2018. In fact, performance for investment-grade corporate bonds during calendar year 2018 was the poorest in a decade.

Over the reporting period, the yields on BBB-rated bonds increased, which contributed to lower returns on these bonds relative to higher-rated corporate bonds. These BBB-rated bonds make up the lowest-rated portion of the investment-grade market. The supply of BBB-rated bonds increased during the reporting period, growing to approximately half of the investment-grade corporate market.

High-yield bonds, however, posted higher returns. Despite investors’ concerns about the economy, default rates on high-yield bonds remained in line with past periods of economic growth. In addition, credit fundamentals and supply generally benefited high yield corporate bond performance. Corporate bond issuance overall declined year-over-year in calendar year 2018 as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. Strong earnings growth and the comparative lack of new supply meant the ratio of debt to earnings generally improved, reducing debt on corporate balance sheets.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.95%	3.43%	9.25%	4.95%	18.35%	142.24%
Fund Market	4.93	3.35	9.39	4.93	17.91	145.29
Index	5.41	3.98	9.83	5.41	21.54	155.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/18)	(02/28/19)	the Period	(a)	(09/01/18)	(02/28/19)	the Period	(a)	Ratio
$ 1,000.00	$ 1,023.30	$ 2.46		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.4%
Ba	46.8
B	37.9
Caa	12.0
Ca	0.8
C	0.2
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-5 Years	42.8
5-10 Years	56.3
10-15 Years	0.4
More than 20 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.64%	3.23%	6.26%	2.64%	17.22%	83.54%
Fund Market	2.78	3.19	6.20	2.78	16.98	82.47
Index	2.73	3.44	6.48	2.73	18.44	87.36

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/18)	(02/28/19)	the Period	(a)	(09/01/18)	(02/28/19)	the Period	(a)	Ratio
$ 1,000.00	$ 1,022.50	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.0%
Aa	7.1
A	40.2
Baa	45.8
Ba	3.1
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	21.7%
5-10 Years	39.0
10-15 Years	3.8
15-20 Years	9.5
More than 20 Years	26.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp. 5.00%, 05/01/23 (Call 04/01/19)(a)	$10,803	$11,017,653
5.38%, 01/15/24 (Call 04/01/19)(a)	9,075	9,324,563
5.75%, 02/01/26 (Call 02/01/21)(a)	9,536	9,965,120
5.75%, 02/01/26 (Call 02/01/21)(b)	1,552	1,623,780
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 04/01/19)(a)	10,887	11,053,571
5.63%, 02/15/24 (Call 04/01/19)(a)	8,504	8,748,490
5.88%, 03/15/25 (Call 09/15/19)(a)	10,143	10,399,618

		62,132,795

Aerospace & Defense — 2.4%
Arconic Inc. 5.13%, 10/01/24 (Call 07/01/24)(a)	23,429	23,260,311
5.40%, 04/15/21 (Call 01/15/21)	23,921	24,561,351
5.87%, 02/23/22	11,986	12,530,365
6.15%, 08/15/20(a)	12,519	12,947,776
Bombardier Inc. 5.75%, 03/15/22(b)	9,095	9,160,370
6.00%, 10/15/22 (Call 04/01/19)(a)(b)	23,735	23,853,675
6.13%, 01/15/23(a)(b)	23,343	23,518,072
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	18,501	18,824,767
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	26,753	26,987,089
7.75%, 03/15/20(b)	8,812	9,220,436
7.88%, 04/15/27(b)	7,740	7,681,640
8.75%, 12/01/21(b)	26,454	29,104,360
TransDigm Inc. 5.50%, 10/15/20 (Call 03/15/19)(a)	7,243	7,251,084
6.00%, 07/15/22 (Call 04/01/19)	20,404	20,781,474
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	39,574	40,513,882
6.38%, 06/15/26 (Call 06/15/21)(a)	16,308	15,866,326
6.50%, 07/15/24 (Call 07/15/19)(a)	19,206	19,377,327
6.50%, 05/15/25 (Call 05/15/20)	13,922	13,869,793
7.50%, 03/15/27 (Call 03/15/22)(b)	10,019	10,068,093
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	8,557	8,332,379
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	10,244	9,817,594

		367,528,164

Agriculture — 0.1%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	8,084	8,322,882
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	15,749	13,937,865

		22,260,747

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(a)(b)	7,955	8,530,865
American Airlines Group Inc., 4.63%, 03/01/20(a)(b)	5,791	5,827,193
United Continental Holdings Inc., 4.25%, 10/01/22(a)	9,076	9,072,044

		23,430,102

Apparel — 0.2%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	18,244	18,221,195
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,845	16,602,375

		34,823,570

Auto Manufacturers — 0.9%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(b)	6,710	6,424,825
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	18,453	18,591,397

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV 4.50%, 04/15/20(a)	$16,385	$16,509,808
5.25%, 04/15/23(a)	27,701	27,978,010
Jaguar Land Rover Automotive PLC 3.50%, 03/15/20 (Call 12/15/19)(a)(b)	5,032	4,958,753
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,822	6,859,516
5.63%, 02/01/23 (Call 04/01/19)(a)(b)	6,651	6,418,215
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	20,665	21,296,376
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	33,409	29,741,587

		138,778,487

Auto Parts & Equipment — 0.6%
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/20)(a)	13,280	13,239,828
6.25%, 03/15/26 (Call 03/15/21)(a)	6,865	6,736,281
6.50%, 04/01/27 (Call 04/01/22)	9,610	9,483,097
6.63%, 10/15/22 (Call 04/01/19)(a)	8,380	8,568,550
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	6,221	6,185,683
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	8,110	8,064,381
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(a)	12,657	11,627,959
5.00%, 05/31/26 (Call 05/31/21)(a)	17,809	16,874,028
5.13%, 11/15/23 (Call 04/01/19)(a)	18,670	18,700,806

		99,480,613

Banks — 1.2%
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)(a)	9,791	9,888,910
4.75%, 02/16/24 (Call 11/16/23)(a)	9,423	9,623,239
5.00%, 08/15/22(a)	20,770	21,476,803
5.00%, 08/01/23(a)	15,478	16,052,698
5.25%, 03/07/25 (Call 12/07/24)(a)	9,269	9,728,186
6.13%, 03/09/28(a)	6,889	7,489,621
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)(d)	26,792	23,871,616
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(c)(d)	17,964	15,161,894
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)(e)	12,663	12,116,908
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(b)	9,373	8,787,188
8.25%, 04/15/25 (Call 04/15/21)(b)	11,698	10,996,120
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	17,704	16,401,713
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(c)(d)	19,371	17,318,660

		178,913,556

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 04/01/19)(a)	19,638	19,441,620
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	18,679	17,464,865
5.00%, 02/15/27 (Call 02/15/22)(b)	9,080	8,698,640
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	19,744	20,098,569
5.50%, 02/15/23 (Call 04/01/19)(a)(b)	8,727	8,934,266
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	19,867	20,736,181
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 03/18/19)(a)	12,226	12,520,188

		107,894,329

Chemicals — 1.8%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	20,977	21,553,867

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)(a)	$11,035	$12,361,959
10.00%, 10/15/25 (Call 10/15/20)(a)	9,304	10,653,080
CF Industries Inc. 3.45%, 06/01/23(a)	14,625	14,155,782
7.13%, 05/01/20	5,791	6,018,930
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)(a)	9,739	9,516,322
6.63%, 05/15/23 (Call 04/01/19)(a)	16,821	17,473,655
7.00%, 05/15/25 (Call 05/15/20)(a)	14,552	15,184,102
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	15,286	15,467,598
Hexion Inc. 6.63%, 04/15/20 (Call 04/01/19)(a)	23,338	19,895,645
10.38%, 02/01/22 (Call 04/01/19)(b)	10,492	8,891,970
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 04/01/19)(a)	5,123	1,662,574
Huntsman International LLC 4.88%, 11/15/20 (Call 03/27/19)	10,862	11,133,550
5.13%, 11/15/22 (Call 08/15/22)(a)	8,202	8,571,090
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)(b)	19,506	18,885,709
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	10,781	10,336,284
5.25%, 08/01/23 (Call 04/01/19)(a)(b)	8,997	8,966,775
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	18,192	17,093,483
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)(a)	10,807	10,509,807
5.13%, 09/15/27 (Call 03/15/22)(a)	10,343	10,420,572
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,211	9,457,939
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	10,655	10,095,613
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	13,057	13,434,217

		281,740,523

Coal — 0.1%
Peabody Energy Corp. 6.00%, 03/31/22 (Call 04/01/19)(b)	6,191	6,248,557
6.38%, 03/31/25 (Call 03/31/20)(b)	6,906	6,798,957

		13,047,514

Commercial Services — 4.0%
ADT Security Corp. (The) 3.50%, 07/15/22	20,255	19,881,546
4.13%, 06/15/23	13,439	13,180,720
6.25%, 10/15/21	20,017	21,126,212
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(a)	7,227	6,368,794
7.88%, 12/01/22 (Call 04/01/19)	18,024	17,922,615
8.75%, 12/01/20 (Call 04/01/19)(a)	12,052	11,976,675
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 04/01/19)(a)	13,335	13,485,019
Hertz Corp. (The) 5.50%, 10/15/24 (Call 10/15/19)(b)	14,151	12,006,976
5.88%, 10/15/20 (Call 04/01/19)	12,592	12,582,163
6.25%, 10/15/22 (Call 04/01/19)(a)	9,167	8,688,242
7.38%, 01/15/21 (Call 04/01/19)(a)	11,233	11,231,050
7.63%, 06/01/22 (Call 06/01/19)(b)	24,310	24,856,975
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 04/01/19)(a)(b)	21,455	21,686,744

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co Luxembourg SARL/The 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	$10,728	$10,593,900
5.50%, 10/01/21 (Call 04/01/19)(a)(b)	13,535	13,653,901
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 04/01/19)(a)	15,138	15,137,587
5.00%, 04/15/22 (Call 04/01/19)(a)(b)	42,546	42,599,182
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	36,407	38,391,181
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)(b)	23,408	23,585,667
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	29,245	28,632,683
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)(a)	10,602	10,496,974
5.38%, 01/15/22 (Call 04/01/19)(a)	4,742	4,794,137
5.38%, 05/15/24 (Call 05/15/19)(a)	16,853	17,262,506
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	15,398	15,489,426
Star Merger Sub Inc. 6.88%, 08/15/26 (Call 02/15/22)(b)	3,935	3,948,773
10.25%, 02/15/27 (Call 02/15/22)(b)	13,638	14,026,683
United Rentals North America Inc. 4.63%, 07/15/23 (Call 04/01/19)(a)	18,078	18,431,284
4.63%, 10/15/25 (Call 10/15/20)(a)	14,044	13,640,634
4.88%, 01/15/28 (Call 01/15/23)(a)	30,133	28,739,349
5.50%, 07/15/25 (Call 07/15/20)	15,343	15,688,218
5.50%, 05/15/27 (Call 05/15/22)(a)	18,740	18,735,315
5.75%, 11/15/24 (Call 05/15/19)(a)	16,435	16,928,050
5.88%, 09/15/26 (Call 09/15/21)(a)	19,007	19,416,185
6.50%, 12/15/26 (Call 12/15/21)(a)	20,073	20,951,194
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	20,930	21,466,331

		607,602,891

Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	27,334	26,548,148
Dell Inc., 4.63%, 04/01/21(a)	8,325	8,474,496
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 03/18/19)(a)(b)	30,922	31,555,901
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	31,203	32,997,173
EMC Corp. 2.65%, 06/01/20	23,721	23,446,726
3.38%, 06/01/23 (Call 03/01/23)	19,353	18,681,693
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	19,277	19,678,353
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 04/01/19)(b)	14,707	13,714,278
9.25%, 03/01/21 (Call 04/01/19)(a)(b)	13,527	13,391,730
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	8,647	8,801,565
NCR Corp. 4.63%, 02/15/21 (Call 04/01/19)(a)	6,405	6,405,000
5.00%, 07/15/22 (Call 04/01/19)(a)	11,744	11,705,261
5.88%, 12/15/21 (Call 04/01/19)(a)	8,147	8,269,205
6.38%, 12/15/23 (Call 04/01/19)(a)	12,753	12,960,236
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	21,246	17,620,901
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	42,994	40,683,072

		294,933,738

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	$9,748	$10,058,041
Avon Products Inc. 6.60%, 03/15/20	4,508	4,589,708
7.00%, 03/15/23(a)	9,809	9,425,223
Edgewell Personal Care Co. 4.70%, 05/19/21(a)	11,915	12,063,937
4.70%, 05/24/22(a)	10,804	10,896,698
First Quality Finance Co. Inc. 4.63%, 05/15/21 (Call 04/01/19)(a)(b)	10,175	10,190,368
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	6,347	6,204,193

		63,428,168

Diversified Financial Services — 4.1%
Ally Financial Inc. 4.13%, 03/30/20(a)	7,301	7,346,533
4.13%, 02/13/22(a)	13,048	13,149,937
4.25%, 04/15/21(a)	9,841	9,945,561
4.63%, 05/19/22(a)	8,779	8,962,810
4.63%, 03/30/25(a)	9,314	9,488,637
5.13%, 09/30/24(a)	13,941	14,620,624
5.75%, 11/20/25 (Call 10/21/25)(a)	18,985	20,130,880
7.50%, 09/15/20(a)	6,158	6,541,638
8.00%, 03/15/20	12,283	12,864,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 04/01/19)	25,569	25,888,612
6.00%, 08/01/20 (Call 04/01/19)(a)	27,656	27,945,130
6.25%, 02/01/22 (Call 04/01/19)(a)	23,232	23,924,314
6.38%, 12/15/25 (Call 12/15/20)	15,038	15,526,735
6.75%, 02/01/24 (Call 02/01/20)(a)	11,468	12,008,169
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 04/01/19)(a)(b)	7,679	7,674,201
7.25%, 08/15/24 (Call 08/15/20)(b)	5,996	5,838,605
7.38%, 04/01/20 (Call 04/01/19)(a)(b)	5,506	5,511,736
7.50%, 04/15/21 (Call 04/01/19)(b)	7,754	7,894,541
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	7,805	7,965,978
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	6,541	6,148,540
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/19)(a)(b)	1,070	1,085,248
6.38%, 02/01/24 (Call 02/01/21)(b)	5,445	5,573,913
Nationstar Mortgage Holdings Inc. 8.13%, 07/15/23 (Call 07/15/20)(b)	18,365	18,732,300
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	14,141	14,466,537
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 04/01/19)	9,480	9,500,666
Navient Corp. 5.00%, 10/26/20(a)	9,546	9,634,862
5.50%, 01/25/23(a)	18,015	17,850,941
5.88%, 03/25/21	11,855	12,088,247
5.88%, 10/25/24(a)	8,648	8,324,901
6.13%, 03/25/24(a)	14,811	14,490,610
6.50%, 06/15/22(a)	18,856	19,401,645
6.63%, 07/26/21(a)	14,153	14,634,202
6.75%, 06/25/25(a)	8,034	7,867,278
6.75%, 06/15/26	9,445	9,102,619
7.25%, 01/25/22(a)	14,319	15,024,695
7.25%, 09/25/23	10,048	10,410,657
8.00%, 03/25/20(a)	16,017	16,659,194

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	$18,252	$16,609,320
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	23,054	22,840,750
Springleaf Finance Corp. 5.25%, 12/15/19	370	376,207
5.63%, 03/15/23(a)	14,750	15,009,188
6.13%, 05/15/22(a)	18,362	19,105,308
6.13%, 03/15/24 (Call 09/15/23)(a)	12,986	13,132,092
6.88%, 03/15/25(a)	22,832	23,399,508
7.13%, 03/15/26(a)	29,101	29,470,824
7.75%, 10/01/21(a)	12,128	13,034,988
8.25%, 12/15/20(a)	18,945	20,324,518

		627,528,742

Electric — 2.5%
AES Corp./VA 4.00%, 03/15/21	10,337	10,354,619
4.50%, 03/15/23 (Call 03/15/20)(a)	9,788	9,861,410
4.88%, 05/15/23 (Call 04/01/19)(a)	11,467	11,592,420
5.13%, 09/01/27 (Call 09/01/22)(a)	9,642	9,907,155
5.50%, 04/15/25 (Call 04/15/20)(a)	11,268	11,620,444
6.00%, 05/15/26 (Call 05/15/21)(a)	9,468	10,011,753
Calpine Corp. 5.25%, 06/01/26 (Call 06/01/21)(a)(b)	22,026	21,585,480
5.38%, 01/15/23 (Call 04/01/19)(a)	21,465	21,226,202
5.50%, 02/01/24 (Call 04/01/19)(a)	12,620	12,146,750
5.75%, 01/15/25 (Call 10/15/19)(a)	28,441	27,242,761
5.88%, 01/15/24 (Call 04/01/19)(a)(b)	10,127	10,350,744
6.00%, 01/15/22 (Call 04/01/19)(a)(b)	14,901	15,154,007
Clearway Energy Operating LLC 5.38%, 08/15/24 (Call 08/15/19)	9,951	9,783,077
5.75%, 10/15/25 (Call 10/15/21)(a)(b)	11,919	11,710,418
NextEra Energy Operating Partners LP 4.25%, 09/15/24 (Call 07/15/24)(a)(b)	9,827	9,655,028
4.50%, 09/15/27 (Call 06/15/27)(b)	9,496	9,044,940
NRG Energy Inc. 5.75%, 01/15/28 (Call 01/15/23)(a)	15,326	15,728,307
6.25%, 05/01/24 (Call 05/01/19)	14,107	14,600,745
6.63%, 01/15/27 (Call 07/15/21)(a)	24,494	26,109,073
7.25%, 05/15/26 (Call 05/15/21)(a)	18,810	20,356,182
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)(a)	11,993	10,629,396
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	6,048	6,482,700
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	12,114	12,652,099
Vistra Energy Corp. 5.88%, 06/01/23 (Call 04/01/19)(a)	8,608	8,841,582
7.38%, 11/01/22 (Call 04/01/19)	232	240,741
7.63%, 11/01/24 (Call 11/01/19)	17,257	18,340,465
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/21)(a)(b)	17,338	17,988,175
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	19,017	19,587,510

		382,804,183

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	8,532	8,333,808
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	7,606	7,669,582
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	10,612	11,291,831

		27,295,221

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.2%
Sensata Technologies BV 4.88%, 10/15/23(a)(b)	$9,626	$9,916,785
5.00%, 10/01/25(b)	12,962	13,157,443
5.63%, 11/01/24(a)(b)	5,648	5,918,801

		28,993,029

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	8,677	8,579,384
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,852	12,209,400

		20,788,784

Engineering & Construction — 0.3%
AECOM 5.13%, 03/15/27 (Call 12/15/26)(a)	17,926	16,984,885
5.88%, 10/15/24 (Call 07/15/24)(a)	16,308	17,036,175
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	17,999	16,256,753

		50,277,813

Entertainment — 1.9%
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	10,908	10,063,908
5.88%, 11/15/26 (Call 11/15/21)(a)	11,379	10,242,238
6.13%, 05/15/27 (Call 05/15/22)(a)	8,804	7,917,792
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	32,316	30,639,607
Cinemark USA Inc. 4.88%, 06/01/23 (Call 04/01/19)(a)	14,808	14,864,512
5.13%, 12/15/22 (Call 04/01/19)(a)	5,472	5,554,080
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(a)	18,266	18,587,482
6.00%, 09/15/26 (Call 09/15/21)(a)(b)	9,732	9,902,310
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(b)	26,672	28,072,280
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	12,642	13,145,670
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	20,239	21,554,535
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(b)	24,475	23,740,750
10.00%, 12/01/22 (Call 04/01/19)(a)	41,993	44,250,124
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(b)	17,813	17,545,805
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	10,784	10,599,492
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	19,171	19,602,348

		286,282,933

Environmental Control — 0.3%
Covanta Holding Corp. 5.88%, 03/01/24 (Call 04/01/19)(a)	4,750	4,850,937
5.88%, 07/01/25 (Call 07/01/20)	7,905	7,903,024
6.00%, 01/01/27 (Call 01/01/22)(a)	8,172	8,156,637
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	8,817	8,315,533
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	6,687	6,341,784
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 04/01/19)(a)(b)	3,232	3,207,760

		38,775,675

Security	Par (000)	Value

Food — 2.1%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 5.75%, 03/15/25 (Call 09/15/19)(a)	$23,432	$22,294,290
6.63%, 06/15/24 (Call 06/15/19)	23,239	23,268,049
7.50%, 03/15/26 (Call 03/15/22)(b)	4,678	4,815,416
B&G Foods Inc. 4.63%, 06/01/21 (Call 04/01/19)(a)	14,126	14,121,586
5.25%, 04/01/25 (Call 04/01/20)(a)	18,414	17,585,370
JBS Investments GmbH 6.25%, 02/05/23 (Call 04/01/19)(b)	13,034	13,200,044
7.25%, 04/03/24 (Call 04/03/19)(a)(b)	12,849	13,295,995
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)(b)	16,098	16,299,225
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	12,690	13,045,320
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	18,513	19,160,955
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)(b)	15,802	15,855,614
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	16,892	16,934,230
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/20)(a)(b)	17,779	17,751,220
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	17,089	16,789,942
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(a)(b)	31,514	30,244,301
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	19,143	19,232,534
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	17,815	17,303,932
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	24,283	23,953,446

		315,151,469

Food Service — 0.4%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(a)	8,545	8,491,233
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	10,408	10,590,140
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	22,033	21,757,588
5.13%, 01/15/24 (Call 04/01/19)	16,724	17,122,501

		57,961,462

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)(a)	12,547	12,463,092
5.63%, 05/20/24 (Call 03/20/24)(a)	13,252	13,351,390
5.75%, 05/20/27 (Call 02/20/27)(a)	9,363	9,200,903
5.88%, 08/20/26 (Call 05/20/26)(a)	12,538	12,567,633
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	11,842	12,196,050

		59,779,068

Hand & Machine Tools — 0.1%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	10,936	11,322,041
6.38%, 02/15/26 (Call 02/15/22)(b)	5,000	5,212,500

		16,534,541

Health Care - Products — 1.4%
Avantor Inc. 6.00%, 10/01/24 (Call 10/01/20)(b)	28,443	29,047,414
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	37,041	39,717,001
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)(b)	18,259	17,985,115
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,943	7,713,811
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 03/18/19)(a)(b)	12,026	12,304,853
12.50%, 11/01/21 (Call 05/01/19)(b)	8,769	9,472,347

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	$6,394	$5,202,851
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 04/01/19)(a)(b)	9,046	9,001,675
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	12,902	10,495,003
5.63%, 10/15/23 (Call 04/01/19)(a)(b)	14,173	12,361,549
5.75%, 08/01/22 (Call 04/01/19)(a)(b)	16,347	15,387,295
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 04/01/19)(b)	24,745	23,815,914
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	9,834	9,766,346
4.88%, 06/01/26 (Call 06/01/21)	7,873	7,971,412

		210,242,586

Health Care - Services — 7.0%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 04/01/19)(a)	12,212	12,124,226
Centene Corp. 4.75%, 05/15/22 (Call 05/15/19)	18,272	18,604,404
4.75%, 01/15/25 (Call 01/15/20)	22,485	22,656,761
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	33,875	35,187,656
5.63%, 02/15/21 (Call 04/01/19)(a)	19,948	20,243,230
6.13%, 02/15/24 (Call 04/01/19)(a)	17,951	18,757,192
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 04/01/19)(a)	18,033	17,672,340
6.25%, 03/31/23 (Call 03/31/20)	57,038	54,970,372
6.88%, 02/01/22 (Call 04/01/19)(a)	35,171	23,037,005
8.00%, 03/15/26(b)	15,900	15,690,597
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	27,094	22,602,991
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	20,442	21,055,260
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	31,460	28,853,539
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(a)	29,080	28,062,200
5.13%, 07/15/24 (Call 07/15/19)(a)	31,783	31,504,899
5.75%, 08/15/22 (Call 04/01/19)(a)	23,759	24,247,247
Encompass Health Corp., 5.75%, 11/01/24 (Call 04/01/19)(a)	23,767	24,011,800
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	22,215	20,049,038
HCA Healthcare Inc., 6.25%, 02/15/21(a)	16,054	16,794,431
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(a)	3,257	3,285,194
4.75%, 05/01/23(a)	4,397	4,557,041
5.00%, 03/15/24(a)	1,885	1,969,216
5.25%, 04/15/25	3,130	3,312,968
5.25%, 06/15/26 (Call 12/15/25)(a)	2,859	3,015,322
5.38%, 02/01/25(a)	44,948	46,556,298
5.38%, 09/01/26 (Call 03/01/26)	15,946	16,368,459
5.63%, 09/01/28 (Call 03/01/28)	28,290	29,333,194
5.88%, 03/15/22(a)	4,516	4,804,525
5.88%, 05/01/23(a)	22,446	23,736,645
5.88%, 02/15/26 (Call 08/15/25)(a)	22,773	24,039,748
5.88%, 02/01/29 (Call 08/01/28)(a)	13,028	13,652,259
6.50%, 02/15/20(a)	7,190	7,405,121
7.50%, 02/15/22(a)	34,463	37,780,064
MEDNAX Inc. 5.25%, 12/01/23 (Call 04/01/19)(a)(b)	14,311	14,471,999
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	13,679	13,747,395
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	13,504	13,947,100

Security	Par (000)	Value

Health Care - Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	$29,779	$29,833,129
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(b)	15,662	16,746,327
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	26,517	27,246,218
Tenet Healthcare Corp. 4.38%, 10/01/21(a)	19,058	19,343,870
4.50%, 04/01/21(a)	14,635	14,836,231
4.63%, 07/15/24 (Call 07/15/20)(a)	34,378	34,292,055
4.75%, 06/01/20(a)	5,161	5,230,901
5.13%, 05/01/25 (Call 05/01/20)	26,481	26,271,202
6.00%, 10/01/20	31,886	32,922,295
6.25%, 02/01/27 (Call 02/01/22)(b)	15,898	16,404,749
6.75%, 06/15/23(a)	35,264	36,145,600
7.00%, 08/01/25 (Call 08/01/20)(a)	9,489	9,512,723
8.13%, 04/01/22(a)	53,577	57,193,447
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	23,055	23,538,002
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	13,639	14,014,073

		1,081,638,558

Home Builders — 1.6%
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)(a)	7,238	6,315,155
8.75%, 03/15/22 (Call 03/18/19)	9,800	10,200,422
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 04/01/19)(a)(b)	7,264	7,298,446
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 04/01/19)(a)(b)	10,712	10,685,220
K Hovnanian Enterprises Inc. 10.00%, 07/15/22 (Call 07/15/19)(b)	6,831	5,452,846
10.50%, 07/15/24 (Call 07/15/20)(b)	6,411	4,469,669
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(a)	9,075	9,632,734
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)(a)	10,946	10,948,566
4.50%, 04/30/24 (Call 01/31/24)(a)	12,398	12,333,685
4.75%, 04/01/21 (Call 02/01/21)	8,919	9,097,380
4.75%, 11/15/22 (Call 08/15/22)(a)	11,001	11,231,333
4.75%, 05/30/25 (Call 02/28/25)(a)	8,840	8,881,437
4.75%, 11/29/27 (Call 05/29/27)(a)	15,235	14,777,950
4.88%, 12/15/23 (Call 09/15/23)(a)	8,757	8,918,457
5.88%, 11/15/24 (Call 05/15/24)(a)	9,138	9,615,004
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	6,772	6,989,974
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)(a)	12,439	12,531,861
5.00%, 01/15/27 (Call 10/15/26)	13,260	12,769,853
5.50%, 03/01/26 (Call 12/01/25)	11,934	12,023,505
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)(a)	5,101	5,241,278
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 04/01/19)(b)	8,219	8,237,713
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)(a)	7,614	7,194,041
4.38%, 04/15/23 (Call 01/15/23)	9,638	9,644,024
4.88%, 03/15/27 (Call 12/15/26)(a)	7,238	7,093,240
5.88%, 02/15/22 (Call 11/15/21)(a)	9,166	9,624,300
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	8,344	8,174,512

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	$7,543	$6,812,272

		246,194,877

Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)(a)	12,225	12,225,000
5.63%, 10/15/23 (Call 04/01/19)(a)	8,074	8,154,993

		20,379,993

Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 04/01/19)(a)(b)	16,908	14,518,864
Prestige Brands Inc. 5.38%, 12/15/21 (Call 04/01/19)(a)(b)	7,130	7,161,229
6.38%, 03/01/24 (Call 04/01/19)(a)(b)	12,055	12,115,275
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)(a)	18,964	18,561,015
6.63%, 11/15/22 (Call 04/01/19)(a)	8,234	8,435,780

		60,792,163

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)(b)	17,926	15,830,092
8.13%, 02/15/24 (Call 02/15/21)(b)	13,875	14,204,531
Genworth Holdings Inc., 7.63%, 09/24/21	14,711	14,390,300
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	24,136	23,668,365
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	9,219	8,969,800
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(c)(d)	12,600	12,472,740

		89,535,828

Internet — 2.0%
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(b)	8,500	8,417,380
Netflix Inc. 4.38%, 11/15/26(a)	18,231	17,536,034
4.88%, 04/15/28	29,831	29,061,921
5.38%, 02/01/21(a)	9,508	9,828,895
5.50%, 02/15/22(a)	13,184	13,810,240
5.75%, 03/01/24(a)	7,687	8,124,599
5.88%, 02/15/25(a)	15,331	16,261,240
5.88%, 11/15/28(a)(b)	34,967	36,419,879
6.38%, 05/15/29(a)(b)	14,591	15,524,428
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)(a)	8,474	8,433,837
4.20%, 09/15/20(a)	15,446	15,615,597
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	21,851	21,769,059
VeriSign Inc. 4.63%, 05/01/23 (Call 04/01/19)	10,193	10,339,808
4.75%, 07/15/27 (Call 07/15/22)	11,063	10,956,980
5.25%, 04/01/25 (Call 01/01/25)(a)	6,916	7,177,632
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(b)	29,894	29,015,864
6.00%, 04/01/23 (Call 04/01/19)(a)	26,132	26,413,737
6.38%, 05/15/25 (Call 05/15/20)(a)	17,512	17,380,660

		302,087,790

Iron &Steel — 0.8%
AK Steel Corp. 7.00%, 03/15/27 (Call 03/15/22)(a)	6,902	5,814,935
7.63%, 10/01/21 (Call 04/01/19)	6,900	6,948,947

Security	Par (000)	Value

Iron &Steel (continued)
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	$9,602	$9,845,551
7.88%, 08/15/23 (Call 05/15/23)(a)	9,963	10,875,528
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)(b)	7,826	7,808,147
5.75%, 03/01/25 (Call 03/01/20)	20,876	20,404,115
Steel Dynamics Inc. 5.00%, 12/15/26 (Call 12/15/21)(a)	8,048	8,200,576
5.13%, 10/01/21 (Call 04/01/19)(a)	13,265	13,356,197
5.25%, 04/15/23 (Call 04/01/19)	8,041	8,182,974
5.50%, 10/01/24 (Call 10/01/19)(a)	8,943	9,188,933
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)	12,248	11,620,290
6.88%, 08/15/25 (Call 08/15/20)(a)	14,553	14,379,173

		126,625,366

Leisure Time — 0.3%
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 04/01/19)(b)	9,692	9,939,492
5.38%, 04/15/23 (Call 04/01/19)(a)(b)	10,724	10,960,077
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	15,544	14,974,053
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,170	11,875,530

		47,749,152

Lodging — 2.4%
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)(a)	13,625	14,008,203
6.38%, 04/01/26 (Call 04/01/21)(a)	14,747	15,379,114
6.88%, 05/15/23 (Call 03/18/19)(a)	15,618	16,320,810
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	9,932	9,981,660
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	11,251	10,716,577
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)(a)	19,329	19,031,817
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	27,933	28,087,213
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)(a)	16,083	16,013,195
4.88%, 04/01/27 (Call 04/01/22)(a)	11,973	11,898,584
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 04/01/19)(a)(b)	14,846	15,298,803
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	8,439	8,017,050
5.25%, 03/31/20(a)	4,865	4,946,083
5.75%, 06/15/25 (Call 03/15/25)(a)	18,920	19,289,801
6.00%, 03/15/23(a)	23,231	24,305,434
6.63%, 12/15/21(a)	23,600	25,135,919
6.75%, 10/01/20(a)	18,580	19,424,545
7.75%, 03/15/22	19,528	21,431,980
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	5,878	5,718,526
4.25%, 03/01/22 (Call 12/01/21)	12,434	12,425,970
5.75%, 04/01/27 (Call 01/01/27)	7,144	7,074,346
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(b)	10,056	9,945,803
5.25%, 05/15/27 (Call 02/15/27)(b)	17,439	16,725,091
5.50%, 03/01/25 (Call 12/01/24)(b)	31,995	31,844,623

		363,021,147

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24
(Call 10/15/19)(a)(b)	13,219	13,219,000

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 11.9%
Altice Financing SA 6.63%, 02/15/23 (Call 04/01/19)(a)(b)	$36,695	$37,584,612
7.50%, 05/15/26 (Call 05/15/21)(b)	50,641	48,995,167
Altice Finco SA, 8.13%, 01/15/24 (Call 04/01/19)(b)	6,726	6,795,171
Altice France SA/France 6.25%, 05/15/24 (Call 05/15/19)(a)(b)	24,923	24,923,000
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	93,903	92,142,319
8.13%, 02/01/27 (Call 02/01/22)(b)	31,698	31,825,359
Altice Luxembourg SA 7.63%, 02/15/25 (Call 02/15/20)(a)(b)	26,962	23,895,073
7.75%, 05/15/22 (Call 04/01/19)(a)(b)	51,437	51,115,519
AMC Networks Inc. 4.75%, 12/15/22 (Call 04/01/19)(a)	12,231	12,377,772
4.75%, 08/01/25 (Call 08/01/21)(a)	14,871	14,410,928
5.00%, 04/01/24 (Call 04/01/20)(a)	19,445	19,303,347
Cablevision Systems Corp. 5.88%, 09/15/22(a)	13,848	14,311,043
8.00%, 04/15/20(a)	5,381	5,622,024
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(a)(b)	8,825	8,714,688
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	45,987	44,291,229
5.13%, 02/15/23 (Call 04/01/19)(a)	13,048	13,260,030
5.13%, 05/01/23 (Call 04/01/19)(a)(b)	19,397	19,738,387
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	59,446	58,579,277
5.25%, 03/15/21 (Call 04/01/19)(a)	5,906	5,932,531
5.25%, 09/30/22 (Call 04/01/19)(a)	20,754	21,141,517
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	13,301	13,633,525
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	26,651	27,206,218
5.75%, 09/01/23 (Call 04/01/19)(a)	8,148	8,311,979
5.75%, 01/15/24 (Call 04/01/19)	14,631	15,017,921
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	44,110	45,516,006
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	26,466	27,584,189
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	13,815	14,190,595
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	18,770	19,695,932
6.50%, 11/15/22 (Call 04/01/19)(a)	36,360	37,231,935
Series B, 7.63%, 03/15/20 (Call 03/06/19)(a)	22,811	22,839,514
CSC Holdings LLC 5.13%, 12/15/21 (Call 03/11/19)(b)	20,312	20,375,780
5.25%, 06/01/24	13,532	13,451,269
5.38%, 07/15/23 (Call 03/11/19)(a)(b)	20,800	21,315,451
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	17,315	17,023,642
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	26,037	26,320,618
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	23,434	23,568,258
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	25,966	27,167,187
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	18,049	19,127,357
6.75%, 11/15/21(a)	18,991	20,240,676
7.50%, 04/01/28 (Call 04/01/23)(b)	19,803	20,947,419
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	10,422	11,130,370
10.88%, 10/15/25 (Call 10/15/20)(b)	30,892	35,834,720
DISH DBS Corp. 5.00%, 03/15/23(a)	27,485	24,332,814
5.13%, 05/01/20(a)	15,128	15,254,531
5.88%, 07/15/22(a)	36,765	35,110,575
5.88%, 11/15/24(a)	36,307	30,577,755
6.75%, 06/01/21(a)	36,497	37,318,182
7.75%, 07/01/26(a)	37,568	32,590,240
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	9,379	9,350,863
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14,131	14,296,598

Security	Par (000)	Value

Media (continued)
7.00%, 05/15/27 (Call 05/15/22)(b)	$13,496	$14,272,020
Meredith Corp., 6.88%, 02/01/26	25,640	26,480,992
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	17,220	17,090,850
5.88%, 11/15/22 (Call 03/11/19)	8,871	9,084,458
Quebecor Media Inc., 5.75%, 01/15/23(a)	16,383	17,012,722
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(b)	7,727	7,244,063
5.38%, 04/01/21 (Call 03/18/19)(a)	9,417	9,428,771
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	10,254	10,343,723
6.13%, 10/01/22 (Call 03/18/19)(a)	10,126	10,350,797
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)(b)	18,890	18,819,163
4.63%, 05/15/23 (Call 04/01/19)(a)(b)	9,736	9,857,700
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	28,484	27,794,451
5.38%, 04/15/25 (Call 04/15/20)(b)	19,464	19,854,901
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	17,865	17,931,994
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	28,676	29,760,311
TEGNA Inc. 5.13%, 07/15/20 (Call 04/01/19)(a)	6,953	7,028,117
6.38%, 10/15/23 (Call 04/01/19)(a)	13,757	14,204,103
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	14,800	14,274,600
Tribune Media Co., 5.88%, 07/15/22 (Call 03/11/19)(a)	22,820	23,257,635
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	15,879	16,456,202
Unitymedia Hessen GmbH &Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)(b)	9,006	9,239,893
Univision Communications Inc. 5.13%, 05/15/23 (Call 04/01/19)(a)(b)	21,867	19,926,304
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	28,068	24,624,407
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	11,525	11,705,021
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	20,005	20,455,113
Viacom Inc. 5.88%, 02/28/57 (Call 02/28/22)(a)(c)(d)	12,719	12,568,955
6.25%, 02/28/57 (Call 02/28/27)(c)(d)	11,772	11,631,030
Videotron Ltd. 5.00%, 07/15/22(a)	15,207	15,636,843
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	11,960	12,195,047
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,253	11,682,302
Virgin Media Finance PLC 5.75%, 01/15/25 (Call 01/15/20)(a)(b)	5,991	5,961,045
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	8,325	8,582,034
Virgin Media Secured Finance PLC 5.25%, 01/15/21(a)	7,732	7,835,093
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	16,267	16,289,367
5.50%, 01/15/25 (Call 03/15/19)(a)(b)	6,890	6,999,080
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,578	13,667,106
Ziggo Bond Co. BV 5.88%, 01/15/25 (Call 01/15/20)(a)(b)	6,245	6,062,958
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	11,304	10,684,635
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	37,013	35,717,545

		1,823,532,463

Metal Fabricate & Hardware — 0.3%
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(a)(b)	27,671	26,910,048
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	21,564	21,744,262

		48,654,310

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.5%
Alcoa Nederland Holding BV 6.13%, 05/15/28 (Call 05/15/23)(a)(b)	$8,800	$8,992,544
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	13,782	14,601,300
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	8,020	8,621,688
Constellium NV 5.75%, 05/15/24 (Call 05/15/19)(a)(b)	7,103	6,966,977
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,892	8,655,210
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	12,924	13,029,007
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)(b)	15,425	15,427,931
5.13%, 03/15/23 (Call 12/15/22)(b)	9,922	9,900,296
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	13,845	13,730,347
Freeport-McMoRan Inc. 3.10%, 03/15/20	9,805	9,816,276
3.55%, 03/01/22 (Call 12/01/21)(a)	35,540	35,140,175
3.88%, 03/15/23 (Call 12/15/22)(a)	35,396	34,882,050
4.00%, 11/14/21	11,609	11,609,605
4.55%, 11/14/24 (Call 08/14/24)	17,430	17,255,700
6.88%, 02/15/23 (Call 02/15/20)(a)	13,376	14,124,917
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	11,561	12,413,624

		235,167,647

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp. 5.00%, 09/01/23 (Call 04/01/19)(a)	7,040	7,119,200
5.00%, 09/01/25 (Call 03/01/20)(a)	11,282	11,400,584
5.50%, 12/01/24 (Call 06/01/24)(a)	10,571	11,056,055
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	11,240	10,913,337
4.38%, 05/15/22 (Call 04/15/22)	7,972	7,596,652
4.63%, 03/15/24 (Call 12/15/23)(a)	7,335	6,779,207
4.70%, 04/01/23 (Call 03/01/23)	7,737	7,311,465

		62,176,500

Oil & Gas — 9.4%
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)(a)	12,255	11,764,800
5.13%, 12/01/22 (Call 04/01/19)(a)	20,731	20,750,566
5.38%, 11/01/21 (Call 04/01/19)(a)	17,946	18,009,091
5.63%, 06/01/23 (Call 04/01/19)(a)	13,441	13,474,602
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(b)	11,286	10,931,196
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	18,807	20,296,377
California Resources Corp., 8.00%, 12/15/22 (Call 04/01/19)(a)(b)	40,236	31,967,502
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/19)(a)	11,066	11,228,916
6.38%, 07/01/26 (Call 07/01/21)(a)	7,548	7,602,691
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 04/01/19)(a)	17,741	16,521,306
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 04/01/19)(a)	7,621	7,382,844
6.13%, 02/15/21(a)	8,143	8,311,204
6.63%, 08/15/20	4,038	4,147,783
7.00%, 10/01/24 (Call 04/01/21)(a)	15,078	14,908,372
7.50%, 10/01/26 (Call 10/01/21)(a)	7,425	7,313,625
8.00%, 01/15/25 (Call 01/15/20)(a)	24,568	24,997,940
8.00%, 06/15/27 (Call 06/15/22)(a)	24,513	24,267,870
Citgo Holding Inc., 10.75%, 02/15/20(b)	9,369	9,636,895

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/01/19)(a)	$23,988	$24,182,902
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	19,646	19,410,769
4.38%, 01/15/28 (Call 10/15/27)(a)	19,032	18,973,408
4.50%, 04/15/23 (Call 01/15/23)	28,726	29,338,519
5.00%, 09/15/22 (Call 04/01/19)(a)	23,100	23,326,380
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	22,645	21,909,037
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(b)	8,017	7,155,173
9.00%, 05/15/21 (Call 04/01/19)(a)(b)	11,365	11,464,444
9.25%, 03/31/22 (Call 04/01/19)(a)(b)	9,142	9,202,471
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	9,747	9,168,272
Diamondback Energy Inc. 4.75%, 11/01/24 (Call 11/01/19)	10,076	10,209,821
5.38%, 05/31/25 (Call 05/31/20)	15,388	15,926,580
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(b)	10,466	10,867,820
5.75%, 01/30/28 (Call 01/30/23)(b)	10,102	10,770,626
Ensco PLC 4.50%, 10/01/24 (Call 07/01/24)(a)	12,227	9,376,581
5.20%, 03/15/25 (Call 12/15/24)(a)	12,980	10,046,520
7.75%, 02/01/26 (Call 11/01/25)	18,508	15,546,720
EP Energy LLC/Everest Acquisition Finance Inc. 7.75%, 05/15/26 (Call 05/15/21)(a)(b)	19,823	17,543,355
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	12,230	8,673,746
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	11,755	5,201,588
9.38%, 05/01/24 (Call 05/01/20)(b)	12,158	5,744,655
Extraction Oil &Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)(b)	14,329	11,986,607
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	8,042	7,127,223
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/19)(a)	10,843	9,840,023
6.38%, 05/15/25 (Call 05/15/20)(a)	13,169	11,870,276
6.38%, 01/15/26 (Call 01/15/21)	7,355	6,457,461
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/19)(a)(b)	10,563	10,153,684
5.75%, 10/01/25 (Call 04/01/20)(b)	8,558	8,487,575
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	10,493	10,323,426
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 04/01/22 (Call 04/01/19)	3,743	183,407
9.25%, 03/15/23 (Call 03/15/20)(a)(b)	6,189	3,996,740
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(a)	20,641	20,589,397
MEG Energy Corp. 6.38%, 01/30/23 (Call 04/01/19)(b)	14,898	13,646,568
6.50%, 01/15/25 (Call 01/15/20)(b)	14,848	14,676,706
7.00%, 03/31/24 (Call 04/01/19)(a)(b)	18,131	16,589,865
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	8,428	8,344,159
4.45%, 12/01/22 (Call 09/01/22)	11,809	11,701,981
5.75%, 08/15/25 (Call 08/15/20)(a)	10,202	10,377,347
6.88%, 08/15/24 (Call 08/15/19)(a)	9,180	9,670,556
Nabors Industries Inc. 4.63%, 09/15/21	13,519	13,233,834
5.00%, 09/15/20(a)	12,756	12,821,927

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
5.50%, 01/15/23 (Call 11/15/22)(a)	$11,258	$10,587,933
5.75%, 02/01/25 (Call 11/01/24)	14,647	12,962,595
Newfield Exploration Co. 5.38%, 01/01/26 (Call 10/01/25)(a)	9,800	10,339,000
5.63%, 07/01/24(a)	9,226	9,859,230
5.75%, 01/30/22	13,859	14,586,597
Noble Holding International Ltd. 7.75%, 01/15/24 (Call 10/15/23)(a)	15,210	13,696,130
7.88%, 02/01/26 (Call 02/01/21)(b)	14,458	13,518,230
7.95%, 04/01/25 (Call 01/01/25)(a)	9,162	8,057,979
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	8,265	7,856,916
6.88%, 03/15/22 (Call 04/01/19)	17,455	17,477,910
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	14,946	15,026,067
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(b)	6,425	6,354,987
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	10,900	10,818,250
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	12,142	11,990,225
6.25%, 06/01/24 (Call 06/01/19)(b)	8,350	8,578,538
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 04/01/19)	9,388	9,631,958
7.25%, 06/15/25 (Call 06/15/20)(a)	14,471	14,801,573
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)(a)	10,380	10,007,896
6.13%, 09/15/24 (Call 09/15/19)(a)	7,542	7,473,314
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	6,841	6,726,841
Puma International Financing SA 5.00%, 01/24/26 (Call 01/24/21)(b)	10,802	9,221,308
5.13%, 10/06/24 (Call 10/06/20)(b)	9,769	8,660,219
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	12,485	12,048,025
5.38%, 10/01/22 (Call 07/01/22)(a)	8,428	8,317,235
5.63%, 03/01/26 (Call 12/01/25)(a)	8,736	8,209,452
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)(a)	13,267	12,172,473
5.00%, 08/15/22 (Call 05/15/22)(a)	10,268	10,126,815
5.00%, 03/15/23 (Call 12/15/22)(a)	14,107	13,592,683
5.75%, 06/01/21 (Call 03/01/21)(a)	8,371	8,503,977
Rowan Companies Inc. 4.88%, 06/01/22 (Call 03/01/22)	12,331	11,460,123
7.38%, 06/15/25 (Call 03/15/25)(a)	9,722	8,469,533
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 04/01/19)(a)(b)	6,625	2,282,076
7.38%, 11/01/21 (Call 04/01/19)(a)(b)	5,555	1,890,436
13.00%, 11/30/20 (Call 04/01/19)(b)	8,867	9,133,934
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 04/01/19)	13,269	1,957,178
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	6,913	5,971,104
7.75%, 06/15/21 (Call 04/01/19)(a)	5,596	909,350
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)(b)	13,623	13,210,904
6.75%, 05/01/23 (Call 04/01/19)(b)	6,957	7,129,838
6.88%, 06/30/23 (Call 04/01/19)(a)(b)	7,837	8,028,376
SM Energy Co. 5.00%, 01/15/24 (Call 04/01/19)(a)	10,473	9,857,711
5.63%, 06/01/25 (Call 06/01/20)(a)	9,532	8,945,186
6.13%, 11/15/22 (Call 04/01/19)	8,555	8,555,000

Security	Par (000)	Value

Oil &Gas (continued)
6.63%, 01/15/27 (Call 01/15/22)(a)	$8,700	$8,308,500
6.75%, 09/15/26 (Call 09/15/21)(a)	9,102	8,737,920
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)(a)	18,189	18,001,653
7.50%, 04/01/26 (Call 04/01/21)	10,286	10,683,573
7.75%, 10/01/27 (Call 10/01/22)(a)	8,937	9,283,541
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	19,696	19,962,455
5.50%, 02/15/26 (Call 02/15/21)	14,530	14,444,232
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(a)	6,032	5,941,520
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	10,654	10,813,739
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(b)	15,944	15,212,284
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	14,112	13,617,198
9.00%, 07/15/23 (Call 07/15/20)(b)	19,998	21,121,548
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	9,035	9,131,143
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,023	10,298,633
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)(a)	17,433	17,650,912
6.25%, 04/01/23 (Call 01/01/23)(a)	7,839	7,871,118
6.63%, 01/15/26 (Call 10/15/25)(a)	19,181	18,797,380
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	10,610	10,619,517
5.75%, 06/01/26 (Call 06/01/21)	9,693	9,761,045
6.00%, 01/15/22 (Call 10/15/21)	10,028	10,353,910
8.25%, 08/01/23 (Call 06/01/23)	8,883	9,964,690

		1,439,213,345

Oil & Gas Services — 0.6%
KCA Deutag UK Finance PLC 9.63%, 04/01/23 (Call 04/01/20)(b)	6,043	4,590,372
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	7,611	6,079,551
SESI LLC 7.13%, 12/15/21 (Call 04/01/19)	16,034	14,843,618
7.75%, 09/15/24 (Call 09/15/20)(a)	8,484	7,248,849
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	7,495	7,891,626
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	7,352	7,519,143
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(b)	5,510	5,620,200
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)	9,920	7,068,000
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(a)	12,608	8,668,000
7.75%, 06/15/21 (Call 05/15/21)(a)	12,896	11,531,174
8.25%, 06/15/23 (Call 03/15/23)(a)	11,678	8,320,575
9.88%, 02/15/24 (Call 11/15/23)(a)	14,174	10,205,280

		99,586,388

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 03/15/19)(a)(b)	11,270	11,249,714
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	19,796	19,951,707
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	31,361	30,870,407
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	31,257	32,536,974

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp. 4.00%, 11/15/23(a)	$18,934	$18,991,478
4.38%, 12/15/20(a)	14,892	15,171,225
4.88%, 03/15/26 (Call 12/15/25)(a)	13,512	13,782,240
5.00%, 03/15/22	13,485	14,024,400
5.25%, 07/01/25	19,142	20,063,209
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	9,034	8,548,423
5.13%, 07/15/23 (Call 04/01/19)(a)	13,830	13,881,863
5.50%, 05/15/22 (Call 04/01/19)(a)	9,234	9,374,433
6.00%, 10/15/22 (Call 04/01/19)	6,756	6,940,735
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(a)(b)	28,432	28,032,530
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	23,888	22,634,890
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	19,259	19,505,515
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,409	7,121,011
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)	16,800	16,842,000
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/20)(a)(b)	9,553	9,004,556
7.88%, 07/15/26 (Call 07/15/21)(b)	10,103	9,689,058
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)(b)	7,743	7,897,376
5.88%, 08/15/23(b)	12,331	12,959,634
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)(b)	30,719	30,719,000
5.75%, 10/15/20 (Call 04/01/19)	40,535	40,636,206
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	15,630	15,981,675
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	7,080	7,223,472
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	8,297	8,532,946
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	8,296	8,566,160
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,797	7,086,838
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	5,539	5,785,010

		473,604,685

Pharmaceuticals — 4.0%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(b)	17,556	18,214,350
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	28,048	30,193,119
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 04/01/19)(b)	16,881	16,838,798
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	28,374	28,605,129
5.63%, 12/01/21 (Call 04/01/19)(b)	12,264	12,282,396
5.75%, 08/15/27 (Call 08/15/22)(b)	1,425	1,437,469
5.88%, 05/15/23 (Call 04/01/19)(a)(b)	56,751	56,609,122
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	56,866	54,662,442
6.50%, 03/15/22 (Call 04/01/19)(a)(b)	21,305	22,077,306
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	37,135	39,139,176
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	26,938	28,857,332
Elanco Animal Health Inc. 3.91%, 08/27/21(b)	7,997	8,052,708
4.27%, 08/28/23 (Call 07/28/23)(b)	14,384	14,634,086
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	14,199	14,728,891
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 04/01/19)(b)	29,875	24,623,537
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	20,120	15,537,111

Security	Par (000)	Value

Pharmaceuticals (continued)
Endo Finance LLC, 5.75%, 01/15/22 (Call 04/01/19)(a)(b)	$13,339	$12,471,965
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 04/01/19)(a)(b)	15,107	12,406,624
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21(a)	55,059	52,260,103
2.80%, 07/21/23(a)	55,121	49,927,643
3.15%, 10/01/26(a)	64,921	53,965,581
6.00%, 04/15/24 (Call 01/15/24)(a)	23,083	23,441,941
6.75%, 03/01/28 (Call 12/01/27)(a)	22,192	22,805,487

		613,772,316

Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 09/15/19)	3,100	3,100,000
5.75%, 03/01/27 (Call 03/01/22)(b)	11,795	11,883,462
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 04/01/19)(a)(b)	17,364	17,639,964
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(c)(d)	7,271	6,324,760
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)(a)	27,265	27,810,300
5.88%, 03/31/25 (Call 10/02/24)(a)	27,411	29,158,479
7.00%, 06/30/24 (Call 01/01/24)(a)	23,976	26,630,098
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)(a)	26,498	26,849,666
5.63%, 10/01/26 (Call 10/01/21)(b)	21,101	21,496,644
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75%, 04/01/25 (Call 04/01/20)(a)	7,888	7,939,765
6.25%, 04/01/23 (Call 03/18/19)(a)	11,811	12,125,960
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	11,143	11,083,803
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	9,640	9,836,415
5.35%, 03/15/20(a)(b)	5,701	5,813,924
5.38%, 07/15/25 (Call 04/15/25)(a)	15,725	16,354,000
5.85%, 05/21/43 (Call 05/21/23)(b)(c)(d)	7,983	7,137,999
Energy Transfer LP 4.25%, 03/15/23 (Call 12/15/22)(a)	18,432	18,670,680
5.50%, 06/01/27 (Call 03/01/27)	19,702	20,656,371
5.88%, 01/15/24 (Call 10/15/23)(a)	23,503	25,242,504
7.50%, 10/15/20	19,139	20,335,187
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	13,433	12,829,915
4.40%, 04/01/24 (Call 01/01/24)(a)	10,167	9,911,237
4.85%, 07/15/26 (Call 04/15/26)	5,700	5,586,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 04/01/19)	6,934	6,908,215
6.25%, 05/15/26 (Call 02/15/21)(a)	8,181	7,591,895
6.50%, 10/01/25 (Call 10/01/20)	9,631	9,235,829
6.75%, 08/01/22 (Call 04/01/19)	15,115	15,429,109
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(a)(b)	13,360	13,534,849
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	13,089	13,199,438
NuStar Logistics LP 4.80%, 09/01/20	8,086	8,204,298
5.63%, 04/28/27 (Call 01/28/27)(a)	11,061	11,135,662
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)(b)	447	455,940
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 03/18/19)(a)	7,148	6,958,450

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(b)	$10,615	$10,633,245
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	14,975	15,316,430
5.50%, 01/15/28 (Call 01/15/23)(b)	14,710	14,673,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 04/01/19)	11,069	10,932,368
5.00%, 01/15/28 (Call 01/15/23)	14,502	14,048,812
5.13%, 02/01/25 (Call 02/01/20)(a)	9,643	9,770,386
5.25%, 05/01/23 (Call 04/01/19)	10,339	10,468,134
5.38%, 02/01/27 (Call 02/01/22)(a)	9,195	9,264,054
5.88%, 04/15/26 (Call 04/15/21)(a)(b)	18,635	19,409,843
6.50%, 07/15/27 (Call 07/15/22)(b)	12,359	13,068,355
6.75%, 03/15/24 (Call 09/15/19)(a)	11,529	12,077,895
6.88%, 01/15/29 (Call 01/15/24)(b)	14,099	15,050,682

		601,784,247

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	19,980	19,730,250
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)(a)	22,722	22,293,595
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	10,118	9,156,790
5.25%, 12/01/21 (Call 04/01/19)(a)(b)	9,256	9,271,427

		60,452,062

Real Estate Investment Trusts — 2.9%
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(a)	7,908	6,589,451
5.95%, 12/15/26 (Call 09/15/26)(a)	12,744	9,685,440
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)(a)	13,764	13,981,214
5.38%, 03/15/27 (Call 03/15/22)(a)	10,340	10,524,181
Equinix Inc. 5.38%, 01/01/22 (Call 04/01/19)(a)	12,853	13,198,424
5.38%, 04/01/23 (Call 04/01/19)(a)	17,264	17,587,700
5.38%, 05/15/27 (Call 05/15/22)(a)	24,316	25,136,665
5.75%, 01/01/25 (Call 01/01/20)(a)	9,876	10,283,385
5.88%, 01/15/26 (Call 01/15/21)(a)	21,221	22,228,997
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	25,616	25,543,955
Iron Mountain Inc. 4.38%, 06/01/21 (Call 03/11/19)(a)(b)	7,085	7,097,915
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	20,087	18,982,215
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	15,291	14,679,360
5.75%, 08/15/24 (Call 03/11/19)(a)	17,786	17,824,907
6.00%, 08/15/23 (Call 03/11/19)(a)	10,687	10,991,426
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)(a)	8,531	8,568,915
5.25%, 09/15/22 (Call 09/15/19)(a)	7,903	7,744,940
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)(a)	10,618	10,180,809
5.63%, 05/01/24 (Call 02/01/24)(a)	19,771	20,425,914
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	13,102	13,396,795
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	27,756	27,640,349
5.25%, 08/01/26 (Call 08/01/21)(a)	8,688	8,819,872
6.38%, 03/01/24 (Call 04/01/19)(a)	7,429	7,803,840

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)(a)	$14,972	$14,866,054
4.88%, 07/15/22 (Call 04/01/19)(a)	14,859	15,058,152
4.88%, 09/01/24 (Call 09/01/19)(a)	21,791	21,763,761
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)(a)	9,423	9,349,972
4.75%, 03/15/25 (Call 09/15/24)(a)	8,988	8,723,978
5.00%, 12/15/21 (Call 09/15/21)(a)	14,130	14,426,730
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	9,938	8,248,540
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/01/19)(a)(b)	10,644	9,898,920
8.25%, 10/15/23 (Call 04/15/19)	19,493	16,910,178

		448,162,954

Retail — 3.0%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	27,273	26,586,061
4.63%, 01/15/22 (Call 04/01/19)(a)(b)	23,145	23,257,948
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	51,130	49,466,179
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	25,597	23,893,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 04/01/19)(a)	6,262	5,613,296
6.75%, 01/15/22 (Call 04/01/19)(a)	8,161	7,273,491
6.75%, 06/15/23 (Call 06/15/19)(a)	9,058	8,106,910
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(a)(b)	25,962	26,128,006
8.75%, 10/01/25 (Call 10/01/20)(b)	12,294	12,694,379
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 07/01/19)(a)(b)	9,269	7,924,995
8.63%, 03/15/25 (Call 03/15/21)(b)	6,116	3,654,310
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,757	13,503,355
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	19,956	20,165,538
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,883	20,200,780
L Brands Inc. 5.25%, 02/01/28	9,205	7,962,325
5.63%, 02/15/22(a)	18,225	18,607,900
5.63%, 10/15/23	9,652	9,572,285
6.63%, 04/01/21	14,360	15,045,364
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 04/01/19)(a)(b)	10,450	5,464,790
Penske Automotive Group Inc. 5.50%, 05/15/26 (Call 05/15/21)(a)	10,015	9,851,756
5.75%, 10/01/22 (Call 04/01/19)(a)	11,681	11,897,737
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)(b)	20,890	16,652,746
7.13%, 03/15/23 (Call 04/01/19)(a)(b)	28,045	18,993,476
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	8,161	5,545,538
QVC Inc. 4.38%, 03/15/23(a)	14,167	14,286,575
4.45%, 02/15/25 (Call 11/15/24)(a)	10,096	9,816,683
4.85%, 04/01/24	12,349	12,444,238
5.13%, 07/02/22(a)	8,251	8,598,559
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/19)(a)(b)	26,219	22,351,697
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	18,788	18,412,240

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	$9,798	$9,664,043

		463,636,400

Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	12,695	13,378,237

Software — 2.3%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	12,039	11,825,819
5.00%, 10/15/24 (Call 07/15/24)(a)	6,755	6,817,122
5.88%, 06/15/26 (Call 06/15/21)(a)	10,595	10,912,850
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	20,045	19,551,769
First Data Corp.
5.00%, 01/15/24 (Call 03/11/19)(a)(b)	27,453	28,173,916
5.38%, 08/15/23 (Call 03/11/19)(a)(b)	20,964	21,450,365
5.75%, 01/15/24 (Call 03/11/19)(a)(b)	29,671	30,618,988
Infor U.S. Inc., 6.50%, 05/15/22 (Call 03/18/19)(a)	30,853	31,462,964
IQVIA Inc.
4.88%, 05/15/23 (Call 04/01/19)(b)	14,228	14,501,445
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	19,834	20,181,095
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	9,951	9,954,553
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	14,237	14,666,088
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	8,339	8,640,483
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	13,450	14,062,455
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	9,875	10,047,812
Open Text Corp.
5.63%, 01/15/23 (Call 04/01/19)(a)(b)	12,178	12,513,481
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	14,935	15,685,484
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	22,763	19,840,711
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 04/01/19)(a)(b)	32,299	35,004,041
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 03/11/19)(a)(b)	7,570	7,134,725
10.50%, 02/01/24 (Call 03/11/19)(a)(b)	13,869	11,719,305

		354,765,471

Telecommunications — 9.0%
Anixter Inc., 5.13%, 10/01/21(a)	6,953	7,087,714
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	11,085	10,895,677
7.50%, 10/15/26 (Call 10/15/21)(b)	8,413	8,591,776
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	9,834	9,404,812
Series S, 6.45%, 06/15/21(a)	23,041	23,958,589
Series T, 5.80%, 03/15/22(a)	25,585	26,299,249
Series V, 5.63%, 04/01/20	10,554	10,741,861
Series W, 6.75%, 12/01/23(a)	13,363	13,918,366
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	18,643	19,755,754
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	12,268	11,071,870
CommScope Finance LLC
5.50%, 03/01/24 (Call 03/01/21)(b)	9,480	9,650,166
6.00%, 03/01/26 (Call 03/01/22)(b)	20,795	21,262,887
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	11,935	12,382,563

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
5.00%, 06/15/21 (Call 03/11/19)(a)(b)	$11,632	$11,667,511
5.50%, 06/15/24 (Call 06/15/19)(b)	9,797	9,410,733
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	11,997	10,740,914
6.00%, 06/15/25 (Call 06/15/20)(b)	30,744	29,053,080
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	13,459	7,272,907
7.13%, 01/15/23	15,465	9,165,461
7.63%, 04/15/24(a)	12,447	7,001,438
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	29,478	27,414,540
8.75%, 04/15/22	9,113	6,196,840
10.50%, 09/15/22 (Call 06/15/22)	40,910	29,352,925
11.00%, 09/15/25 (Call 06/15/25)	64,540	41,332,494
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	14,657	14,422,155
6.63%, 08/01/26(a)	14,411	14,122,780
7.63%, 06/15/21(a)	16,745	17,959,013
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 04/01/19)(a)(b)	18,561	18,521,172
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	6,938	6,868,620
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	23,532	22,826,040
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 04/01/19)	37,391	34,212,765
8.00%, 02/15/24 (Call 04/01/19)(a)(b)	19,371	20,218,481
8.50%, 10/15/24 (Call 10/15/20)(b)	53,153	53,668,584
9.50%, 09/30/22(b)	9,481	10,999,230
9.75%, 07/15/25 (Call 07/15/21)(b)	27,113	28,197,520
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 04/15/19)(a)	18,137	15,189,738
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)(d)	10,395	10,789,100
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 04/01/19)(a)	14,673	14,771,055
5.25%, 03/15/26 (Call 03/15/21)(a)	14,549	14,292,117
5.38%, 08/15/22 (Call 04/01/19)(a)	20,566	20,720,245
5.38%, 01/15/24 (Call 04/01/19)(a)	16,956	17,096,243
5.38%, 05/01/25 (Call 05/01/20)(a)	15,757	15,697,911
5.63%, 02/01/23 (Call 04/01/19)(a)	9,464	9,550,507
6.13%, 01/15/21 (Call 04/01/19)	7,840	7,878,792
Nokia OYJ
3.38%, 06/12/22	9,986	9,782,535
4.38%, 06/12/27(a)	10,294	10,133,156
Qwest Corp., 6.75%, 12/01/21(a)	17,539	18,710,824
Sprint Communications Inc.
6.00%, 11/15/22	41,432	42,131,356
7.00%, 03/01/20(b)	10,236	10,568,670
7.00%, 08/15/20	26,424	27,544,378
11.50%, 11/15/21	16,217	18,889,562
Sprint Corp.
7.13%, 06/15/24	44,632	46,019,774
7.25%, 09/15/21	35,431	37,423,994
7.63%, 02/15/25 (Call 11/15/24)(a)	27,562	28,921,438
7.63%, 03/01/26 (Call 11/01/25)	27,943	29,118,352
7.88%, 09/15/23	75,742	81,063,633
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	27,124	26,411,995
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	19,859	20,061,959

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	$7,921	$7,939,565
4.50%, 02/01/26 (Call 02/01/21)	18,768	18,525,517
4.75%, 02/01/28 (Call 02/01/23)	27,193	26,442,473
5.13%, 04/15/25 (Call 04/15/20)	8,465	8,673,980
5.38%, 04/15/27 (Call 04/15/22)	10,024	10,271,676
6.00%, 03/01/23 (Call 03/11/19)	16,830	17,292,825
6.00%, 04/15/24 (Call 04/15/19)	18,710	19,395,534
6.38%, 03/01/25 (Call 09/01/19)	31,446	32,782,455
6.50%, 01/15/24 (Call 03/11/19)(a)	13,324	13,761,350
6.50%, 01/15/26 (Call 01/15/21)(a)	36,659	39,239,709
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	36,144	31,354,920

		1,374,093,825

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	28,862	28,465,147

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 04/01/19)(a)(b)	8,332	3,728,570
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	10,628	10,588,145
6.50%, 06/15/22 (Call 04/01/19)(b)	23,816	24,262,550
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	17,550	17,659,687

		56,238,952

Trucking & Leasing — 0.7%
Avolon Holdings Funding Ltd. 5.13%, 10/01/23 (Call 09/01/23)(b)	18,222	18,404,220
5.25%, 05/15/24 (Call 04/15/24)(b)	4,855	4,976,375
5.50%, 01/15/23 (Call 12/15/22)(b)	8,705	8,924,366
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	16,446	16,293,103
5.25%, 08/15/22(a)(b)	32,071	32,831,404
5.50%, 02/15/24(a)(b)	21,720	22,425,900

		103,855,368

Total Corporate Bonds & Notes — 98.2% (Cost: $15,567,053,774)		15,070,194,894

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 24.4%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.62%(g)(h)(i)	3,540,731	$3,542,147,417
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.33%(g)(h)	195,221	195,221,490

		3,737,368,907

Total Short-Term Investments — 24.4% (Cost: $3,736,186,466)		3,737,368,907

Total Investments in Securities — 122.6% (Cost: $19,303,240,240)		18,807,563,801

Other Assets, Less Liabilities — (22.6)%		(3,465,699,831)

Net Assets — 100.0%		$15,341,863,970

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,511,252	29,479	3,540,731	$3,542,147,417	$22,007,060	(b)	$198,538		$837,192
BlackRock Cash Funds: Treasury, SL Agency Shares	210,259	(15,038)	195,221	195,221,490	3,318,650		—		—

				$3,737,368,907	$25,325,710		$198,538		$837,192

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,070,194,894	$—	$15,070,194,894
Money Market Funds	3,737,368,907	—	—	3,737,368,907

	$3,737,368,907	$15,070,194,894	$—	$18,807,563,801

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)(a)	$20,782	$20,031,842
3.63%, 05/01/22(a)	2,162	2,175,884
3.65%, 11/01/24 (Call 08/01/24)(a)	13,353	13,213,734
WPP Finance 2010 3.75%, 09/19/24(a)	8,913	8,647,721
4.75%, 11/21/21(a)	2,356	2,403,947

		46,473,128

Aerospace & Defense — 1.9%
General Dynamics Corp. 2.25%, 11/15/22 (Call 08/15/22)(a)	10,773	10,525,452
3.38%, 05/15/23 (Call 04/15/23)	11,763	11,925,306
3.50%, 05/15/25 (Call 03/15/25)(a)	12,936	13,166,389
3.75%, 05/15/28 (Call 02/15/28)(a)	9,364	9,587,236
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)(a)	7,204	7,307,841
4.40%, 06/15/28 (Call 03/15/28)(a)	14,490	14,967,147
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)(a)	14,715	14,429,032
3.35%, 09/15/21	8,355	8,468,497
3.55%, 01/15/26 (Call 10/15/25)(a)	21,771	22,141,061
3.80%, 03/01/45 (Call 09/01/44)	12,153	11,446,253
4.07%, 12/15/42	9,356	9,157,363
4.09%, 09/15/52 (Call 03/15/52)(a)	22,522	21,726,606
4.70%, 05/15/46 (Call 11/15/45)(a)	9,591	10,315,402
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 09/15/22)	12,298	12,070,733
2.93%, 01/15/25 (Call 11/15/24)(a)	23,967	23,240,941
3.20%, 02/01/27 (Call 11/01/26)(a)	7,149	6,895,872
3.25%, 08/01/23(a)	10,487	10,505,376
3.25%, 01/15/28 (Call 10/15/27)(a)	28,010	26,771,093
4.03%, 10/15/47 (Call 04/15/47)	27,186	25,446,256
4.75%, 06/01/43	11,872	12,366,726
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	16,952	16,719,125
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	13,023	12,814,477
3.20%, 03/15/24 (Call 01/15/24)	7,410	7,260,985
3.50%, 03/15/27 (Call 12/15/26)	21,634	20,872,154
4.35%, 04/15/47 (Call 10/15/46)	13,512	12,738,114
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)(a)	3,289	3,205,123
2.65%, 11/01/26 (Call 08/01/26)	15,140	14,052,568
2.80%, 05/04/24 (Call 03/04/24)	15,747	15,281,796
3.10%, 06/01/22(a)	21,874	21,852,351
3.13%, 05/04/27 (Call 02/04/27)	7,560	7,180,484
3.65%, 08/16/23 (Call 07/16/23)(a)	22,166	22,490,845
3.75%, 11/01/46 (Call 05/01/46)(a)	9,357	8,203,362
3.95%, 08/16/25 (Call 06/16/25)(a)	22,686	23,143,150
4.13%, 11/16/28 (Call 08/16/28)	33,163	33,591,237
4.15%, 05/15/45 (Call 11/16/44)	16,202	15,160,733
4.45%, 11/16/38 (Call 05/16/38)	9,325	9,262,415
4.50%, 06/01/42	35,011	34,563,038
4.63%, 11/16/48 (Call 05/16/48)(a)	17,330	17,433,789
5.70%, 04/15/40(a)	14,348	16,169,783
6.13%, 07/15/38(a)	18,300	21,314,548

		615,770,659

Security	Par (000)	Value

Agriculture — 1.7%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	$235	$209,394
2.85%, 08/09/22	23,426	23,041,882
3.80%, 02/14/24 (Call 01/14/24)(a)	11,865	11,873,010
3.88%, 09/16/46 (Call 03/16/46)(a)	19,955	15,096,049
4.00%, 01/31/24(a)	18,984	19,189,170
4.25%, 08/09/42(a)	12,203	9,832,112
4.40%, 02/14/26 (Call 12/14/25)	16,600	16,743,353
4.80%, 02/14/29 (Call 11/14/28)	33,085	33,019,578
5.38%, 01/31/44(a)	20,363	19,074,014
5.80%, 02/14/39 (Call 08/14/38)	23,100	22,972,918
5.95%, 02/14/49 (Call 08/14/48)	30,320	30,213,744
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	11,215	10,553,937
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)(a)	24,162	23,500,454
3.22%, 08/15/24 (Call 06/15/24)(a)	27,444	26,378,533
3.56%, 08/15/27 (Call 05/15/27)(a)	40,756	37,340,871
4.39%, 08/15/37 (Call 02/15/37)(a)	35,840	30,018,530
4.54%, 08/15/47 (Call 02/15/47)(a)	28,535	23,013,535
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)(a)	4,105	4,003,985
2.50%, 08/22/22(a)	11,838	11,598,556
2.50%, 11/02/22 (Call 10/02/22)(a)	6,600	6,446,740
2.75%, 02/25/26 (Call 11/25/25)	8,882	8,379,968
2.90%, 11/15/21(a)	3,278	3,265,309
3.25%, 11/10/24(a)	5,035	4,993,558
3.38%, 08/11/25 (Call 05/11/25)(a)	9,233	9,167,127
3.88%, 08/21/42(a)	7,591	6,600,822
4.13%, 03/04/43	8,538	7,654,490
4.25%, 11/10/44(a)	12,693	11,658,278
4.38%, 11/15/41(a)	13,615	12,659,989
4.88%, 11/15/43	8,081	7,993,393
6.38%, 05/16/38(a)	22,654	26,608,532
Reynolds American Inc. 4.00%, 06/12/22(a)	9,506	9,615,423
4.45%, 06/12/25 (Call 03/12/25)(a)	30,952	31,201,616
5.70%, 08/15/35 (Call 02/15/35)	8,976	8,896,399
5.85%, 08/15/45 (Call 02/15/45)	30,105	28,705,683

		551,520,952

Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	8,169	8,137,533

Apparel — 0.1%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)(a)	14,984	14,135,302
3.88%, 11/01/45 (Call 05/01/45)(a)	12,979	12,783,017

		26,918,319

Auto Manufacturers — 1.7%
Daimler Finance North America LLC 3.65%, 02/22/24(b)	12,000	11,937,797
8.50%, 01/18/31	19,809	27,040,250
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(a)	18,258	16,565,138
4.75%, 01/15/43	20,518	15,657,152
5.29%, 12/08/46 (Call 06/08/46)(a)	20,684	16,671,341
7.45%, 07/16/31(a)	24,757	26,113,495
Ford Motor Credit Co. LLC 2.98%, 08/03/22 (Call 07/03/22)(a)	4,000	3,772,870
3.10%, 05/04/23	6,393	5,879,512

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.34%, 03/28/22 (Call 02/28/22)(a)	$4,028	$3,865,017
3.66%, 09/08/24(a)	11,658	10,560,078
3.81%, 01/09/24 (Call 11/09/23)(a)	5,783	5,367,505
3.82%, 11/02/27 (Call 08/02/27)(a)	8,740	7,415,559
4.13%, 08/04/25	17,749	16,221,965
4.14%, 02/15/23 (Call 01/15/23)(a)	8,935	8,627,518
4.25%, 09/20/22(a)	10,076	9,881,356
4.38%, 08/06/23(a)	11,766	11,433,049
4.39%, 01/08/26(a)	19,649	17,930,966
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	9,079	8,500,335
4.88%, 10/02/23(a)	7,801	8,039,065
5.00%, 10/01/28 (Call 07/01/28)(a)	13,040	12,767,889
5.00%, 04/01/35	7,755	6,899,637
5.15%, 04/01/38 (Call 10/01/37)	15,474	13,911,915
5.20%, 04/01/45	14,060	12,242,940
5.40%, 04/01/48 (Call 10/01/47)	9,973	8,963,488
5.95%, 04/01/49 (Call 10/01/48)	13,865	13,172,762
6.25%, 10/02/43(a)	13,806	13,585,045
6.60%, 04/01/36 (Call 10/01/35)(a)	14,426	14,935,337
6.75%, 04/01/46 (Call 10/01/45)	8,662	8,912,139
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)(a)	15,743	15,433,217
3.25%, 01/05/23 (Call 12/05/22)(a)	2,408	2,344,833
3.45%, 01/14/22 (Call 12/14/21)(a)	14,431	14,392,410
3.45%, 04/10/22 (Call 02/10/22)	11,650	11,573,301
3.50%, 11/07/24 (Call 09/07/24)(a)	9,876	9,329,233
3.70%, 05/09/23 (Call 03/09/23)(a)	15,999	15,734,260
3.95%, 04/13/24 (Call 02/13/24)(a)	13,635	13,241,109
4.00%, 01/15/25 (Call 10/15/24)	11,287	10,846,543
4.00%, 10/06/26 (Call 07/06/26)(a)	5,930	5,554,297
4.15%, 06/19/23 (Call 05/19/23)	16,104	16,067,409
4.30%, 07/13/25 (Call 04/13/25)(a)	8,544	8,309,521
4.35%, 04/09/25 (Call 02/09/25)(a)	13,795	13,458,699
4.35%, 01/17/27 (Call 10/17/26)	11,483	10,876,930
5.10%, 01/17/24 (Call 12/17/23)	8,090	8,267,126
5.25%, 03/01/26 (Call 12/01/25)(a)	18,346	18,594,702
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,150	2,178,854
Toyota Motor Credit Corp. 2.15%, 09/08/22(a)	5,790	5,639,249
3.20%, 01/11/27(a)	11,533	11,428,833
3.30%, 01/12/22(a)	5,280	5,340,811
3.45%, 09/20/23(a)	11,025	11,197,741

		546,680,198

Banks — 25.5%
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	3,135	3,080,563
2.55%, 11/23/21(a)	2,794	2,747,942
2.63%, 05/19/22(a)	647	635,558
2.63%, 11/09/22	7,580	7,453,999
3.70%, 11/16/25(a)	12,242	12,384,051
Banco Santander SA 3.13%, 02/23/23	9,287	9,007,741
3.50%, 04/11/22(a)	12,312	12,266,664
3.80%, 02/23/28	20,310	19,112,358
3.85%, 04/12/23(a)	10,275	10,209,119
4.25%, 04/11/27(a)	13,887	13,605,048
4.38%, 04/12/28(a)	12,822	12,616,852
5.18%, 11/19/25(a)	2,498	2,561,399

Security	Par (000)	Value

Banks (continued)
Bank of America Corp. 2.33%, 10/01/21 (Call 10/01/20)(c)(d)	$1,541	$1,524,269
2.50%, 10/21/22 (Call 10/21/21)(a)	14,191	13,875,987
2.82%, 07/21/23 (Call 07/21/22)(a)(c)(d)	3,824	3,763,530
2.88%, 04/24/23 (Call 04/24/22)(a)(c)(d)	9,588	9,464,320
3.00%, 12/20/23 (Call 12/20/22)(a)(c)(d)	38,476	38,011,148
3.09%, 10/01/25 (Call 10/01/24)(a)(c)(d)	15,699	15,315,532
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	18,242	18,167,972
3.25%, 10/21/27 (Call 10/21/26)(a)	24,487	23,438,587
3.30%, 01/11/23	45,268	45,434,627
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	28,650	28,187,073
3.42%, 12/20/28 (Call 12/20/27)(a)(c)(d)	67,182	64,817,355
3.50%, 04/19/26(a)	27,269	27,032,613
3.55%, 03/05/24 (Call 03/05/23)(a)(c)(d)	11,605	11,642,584
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	26,642	26,041,417
3.71%, 04/24/28 (Call 04/24/27)(a)(c)(d)	24,797	24,460,153
3.82%, 01/20/28 (Call 01/20/27)(a)(c)(d)	26,796	26,654,517
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	22,167	22,531,705
3.88%, 08/01/25(a)	23,409	23,850,786
3.95%, 01/23/49 (Call 01/23/48)(a)(c)(d)	11,259	10,608,523
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	25,900	25,988,006
3.97%, 02/07/30 (Call 02/07/29)(a)(c)(d)	18,145	18,228,781
4.00%, 04/01/24(a)	34,769	35,792,940
4.00%, 01/22/25	23,363	23,444,771
4.10%, 07/24/23(a)	20,858	21,506,160
4.13%, 01/22/24(a)	30,881	31,908,324
4.20%, 08/26/24(a)	36,540	37,369,334
4.24%, 04/24/38 (Call 04/24/37)(a)(c)(d)	31,988	31,883,243
4.25%, 10/22/26	25,660	25,815,831
4.27%, 07/23/29 (Call 07/23/28)(a)(c)(d)	38,416	39,447,673
4.44%, 01/20/48 (Call 01/20/47)(a)(c)(d)	27,111	27,611,233
4.45%, 03/03/26	28,116	28,641,317
4.88%, 04/01/44	951	1,023,993
5.00%, 01/21/44(a)	16,072	17,558,880
5.70%, 01/24/22(a)	1,827	1,962,428
5.88%, 02/07/42(a)	16,671	20,268,300
6.11%, 01/29/37	24,203	27,925,378
7.75%, 05/14/38(a)	16,367	22,155,813
Series L, 3.95%, 04/21/25	34,045	34,037,738
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	24,814	24,694,821
Bank of America N.A., 6.00%, 10/15/36(a)	13,770	16,469,847
Bank of Montreal 2.35%, 09/11/22(a)	6,320	6,170,715
2.55%, 11/06/22 (Call 10/06/22)(a)	5,167	5,066,476
Series E, 3.30%, 02/05/24(a)	18,890	18,832,854
Bank of New York Mellon Corp. (The) 2.20%, 08/16/23 (Call 06/16/23)	8,038	7,724,593
2.45%, 08/17/26 (Call 05/17/26)	7,416	6,949,190
2.66%, 05/16/23 (Call 05/16/22)(a)(c)(d)	535	526,435
2.80%, 05/04/26 (Call 02/04/26)(a)	10,584	10,176,841
2.95%, 01/29/23 (Call 12/29/22)	15,466	15,389,688
3.25%, 05/16/27 (Call 02/16/27)	16,631	16,420,405
3.30%, 08/23/29 (Call 05/23/29)	8,923	8,682,651
3.40%, 01/29/28 (Call 10/29/27)(a)	13,250	13,218,028
3.44%, 02/07/28 (Call 02/07/27)(a)(c)(d)	762	759,866
3.45%, 08/11/23(a)	9,945	10,081,401
3.50%, 04/28/23(a)	15,811	16,036,400
3.65%, 02/04/24 (Call 01/05/24)	14,912	15,226,852
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	10,457	10,297,151

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The) 2.45%, 09/19/22(a)	$7,254	$7,105,813
2.70%, 03/07/22(a)	3,003	2,975,727
2.80%, 07/21/21(a)	10,955	10,898,431
3.40%, 02/11/24(a)	19,000	19,016,895
4.50%, 12/16/25(a)	11,376	11,676,727
Barclays PLC 3.65%, 03/16/25	16,632	15,949,193
3.68%, 01/10/23 (Call 01/10/22)(a)	8,914	8,830,841
4.34%, 05/16/24 (Call 05/16/23)(a)(c)(d)	25,630	25,576,377
4.34%, 01/10/28 (Call 01/10/27)(a)	14,228	13,777,492
4.38%, 09/11/24(a)	12,238	12,023,740
4.38%, 01/12/26(a)	32,061	31,834,931
4.84%, 05/09/28 (Call 05/07/27)(a)	21,289	20,543,681
4.95%, 01/10/47(a)	16,436	15,648,548
4.97%, 05/16/29 (Call 05/16/28)(a)(c)(d)	19,356	19,600,457
5.20%, 05/12/26(a)	30,364	30,620,111
5.25%, 08/17/45	16,638	16,671,585
BB&T Corp. 2.75%, 04/01/22 (Call 03/01/22)(a)	9,717	9,654,983
2.85%, 10/26/24 (Call 09/26/24)	14,469	14,163,551
3.70%, 06/05/25 (Call 05/05/25)	15,065	15,347,077
3.75%, 12/06/23 (Call 11/06/23)	5,171	5,294,168
BNP Paribas SA 3.25%, 03/03/23	12,268	12,341,228
4.25%, 10/15/24(a)	10,636	10,689,782
BPCE SA 2.75%, 12/02/21(a)	8,566	8,448,185
4.00%, 04/15/24(a)	16,373	16,697,688
Branch Banking & Trust Co. 2.63%, 01/15/22 (Call 12/15/21)	3,176	3,146,689
3.63%, 09/16/25 (Call 08/16/25)(a)	20,010	20,073,066
3.80%, 10/30/26 (Call 09/30/26)	7,479	7,523,371
Canadian Imperial Bank of Commerce 2.55%, 06/16/22(a)	10,016	9,900,707
3.50%, 09/13/23(a)	11,470	11,610,865
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)	3,262	3,174,744
2.65%, 08/08/22 (Call 07/08/22)(a)	7,631	7,440,053
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	12,405	12,605,698
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)(a)	12,809	12,580,042
2.75%, 04/25/22 (Call 03/25/22)(a)	10,088	9,957,147
2.88%, 07/24/23 (Call 07/24/22)(a)(c)(d)	32,187	31,739,948
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	17,764	17,677,841
3.20%, 10/21/26 (Call 07/21/26)(a)	43,951	42,071,721
3.30%, 04/27/25(a)	18,703	18,446,352
3.40%, 05/01/26(a)	14,200	13,850,872
3.50%, 05/15/23(a)	18,918	18,970,023
3.52%, 10/27/28 (Call 10/27/27)(a)(c)(d)	22,364	21,643,045
3.67%, 07/24/28 (Call 07/24/27)(a)(c)(d)	28,973	28,367,531
3.70%, 01/12/26(a)	13,862	13,817,127
3.75%, 06/16/24(a)	673	683,011
3.88%, 10/25/23(a)	15,457	15,844,394
3.88%, 03/26/25(a)	13,423	13,322,293
3.88%, 01/24/39 (Call 01/24/38)(a)(c)(d)	9,699	9,176,920
3.89%, 01/10/28 (Call 01/10/27)(a)(c)(d)	42,329	42,168,666
4.00%, 08/05/24(a)	3,866	3,891,255
4.04%, 06/01/24 (Call 06/01/23)(a)(c)(d)	15,663	16,003,225
4.05%, 07/30/22(a)	16,665	17,060,949

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	$20,500	$20,675,123
4.13%, 07/25/28(a)	20,360	20,014,135
4.28%, 04/24/48 (Call 04/24/47)(a)(c)(d)	11,480	11,404,289
4.30%, 11/20/26(a)	13,739	13,761,058
4.40%, 06/10/25	29,271	29,774,874
4.45%, 09/29/27(a)	40,551	40,742,774
4.50%, 01/14/22	16,616	17,216,673
4.60%, 03/09/26(a)	14,133	14,450,177
4.65%, 07/30/45	14,125	14,642,702
4.65%, 07/23/48 (Call 06/23/48)	29,302	30,499,195
4.75%, 05/18/46(a)	25,129	24,729,723
5.30%, 05/06/44	12,038	12,752,288
5.50%, 09/13/25(a)	12,975	14,023,841
5.88%, 01/30/42	13,326	15,801,023
6.63%, 06/15/32(a)	12,208	14,437,521
6.68%, 09/13/43(a)	13,614	16,752,318
8.13%, 07/15/39	27,005	39,199,945
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	10,817	10,903,218
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)(a)	7,973	7,784,996
Cooperatieve Rabobank UA 3.75%, 07/21/26(a)	32,424	31,271,486
3.95%, 11/09/22	18,906	19,066,278
4.38%, 08/04/25(a)	23,578	23,950,962
4.63%, 12/01/23	21,021	21,654,560
5.25%, 05/24/41(a)	16,543	18,927,718
5.25%, 08/04/45(a)	4,414	4,759,927
5.75%, 12/01/43(a)	10,949	12,542,189
Cooperatieve Rabobank UA/NY 2.75%, 01/10/23(a)	16,418	16,118,887
3.38%, 05/21/25(a)	16,134	16,169,306
Credit Suisse AG/New York NY 3.00%, 10/29/21	1,875	1,869,885
3.63%, 09/09/24(a)	35,185	35,226,476
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/25(a)	24,572	24,183,389
3.80%, 09/15/22(a)	24,601	24,749,037
3.80%, 06/09/23	20,875	20,843,343
4.55%, 04/17/26(a)	27,117	27,781,453
4.88%, 05/15/45(a)	22,707	23,240,283
Deutsche Bank AG 4.10%, 01/13/26(a)	803	765,002
4.25%, 10/14/21	1,515	1,501,395
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	10,513	9,829,740
Deutsche Bank AG/New York NY 3.30%, 11/16/22(a)	4,829	4,575,661
3.70%, 05/30/24	11,908	11,166,940
3.95%, 02/27/23(a)	9,873	9,543,825
Discover Bank 3.20%, 08/09/21 (Call 07/09/21)	461	459,421
3.35%, 02/06/23 (Call 01/06/23)	6,668	6,608,489
3.45%, 07/27/26 (Call 04/27/26)(a)	18,532	17,510,959
4.20%, 08/08/23	12,485	12,751,899
4.65%, 09/13/28 (Call 06/13/28)(a)	4,200	4,257,224
Fifth Third Bancorp. 3.65%, 01/25/24 (Call 12/25/23)	2,318	2,345,224
3.95%, 03/14/28 (Call 02/14/28)(a)	4,370	4,387,961
4.30%, 01/16/24 (Call 12/16/23)(a)	8,961	9,231,447
8.25%, 03/01/38	9,282	12,736,514

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank/Cincinnati OH 3.85%, 03/15/26 (Call 02/15/26)(a)	$21,294	$21,223,800
3.95%, 07/28/25 (Call 06/28/25)(a)	1,125	1,157,111
Goldman Sachs Group Inc. (The) 2.88%, 10/31/22 (Call 10/31/21)(c)(d)	29,362	28,910,368
2.91%, 06/05/23 (Call 06/05/22)(c)(d)	20,745	20,364,454
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	20,506	20,090,690
3.00%, 04/26/22 (Call 04/26/21)(a)	23,721	23,539,511
3.20%, 02/23/23 (Call 01/23/23)(a)	22,266	22,111,648
3.27%, 09/29/25 (Call 09/29/24)(a)(c)(d)	28,413	27,535,672
3.50%, 01/23/25 (Call 10/23/24)(a)	36,717	36,090,116
3.50%, 11/16/26 (Call 11/16/25)	27,422	26,388,232
3.63%, 01/22/23(a)	31,403	31,599,806
3.63%, 02/20/24 (Call 01/20/24)(a)	10,690	10,673,485
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	33,405	32,295,857
3.75%, 05/22/25 (Call 02/22/25)(a)	32,919	32,787,182
3.75%, 02/25/26 (Call 11/25/25)	19,214	18,945,027
3.81%, 04/23/29 (Call 04/23/28)(a)(c)(d)	33,728	32,749,193
3.85%, 07/08/24 (Call 04/08/24)	27,840	28,084,009
3.85%, 01/26/27 (Call 01/26/26)(a)	27,472	26,958,260
4.00%, 03/03/24(a)	30,591	31,034,459
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	29,084	26,927,581
4.22%, 05/01/29 (Call 05/01/28)(a)(c)(d)	37,750	37,785,912
4.25%, 10/21/25(a)	18,575	18,616,224
4.41%, 04/23/39 (Call 04/23/38)(a)(c)(d)	20,330	19,689,786
4.75%, 10/21/45 (Call 04/21/45)(a)	23,824	24,105,886
4.80%, 07/08/44 (Call 01/08/44)(a)	25,928	26,312,914
5.15%, 05/22/45	19,712	19,840,374
5.75%, 01/24/22	26,702	28,504,377
5.95%, 01/15/27(a)	7,449	8,173,563
6.13%, 02/15/33	365	430,969
6.25%, 02/01/41(a)	27,285	32,846,507
6.45%, 05/01/36(a)	855	999,720
6.75%, 10/01/37	64,138	76,464,522
HSBC Bank USA N.A./New York NY 5.63%, 08/15/35(a)	7,592	8,535,840
5.88%, 11/01/34	12,733	14,752,948
HSBC Holdings PLC 2.65%, 01/05/22(a)	11,158	10,997,858
2.95%, 05/25/21(a)	2,124	2,113,990
3.03%, 11/22/23 (Call 11/22/22)(a)(c)(d)	13,819	13,570,809
3.26%, 03/13/23 (Call 03/13/22)(a)(c)(d)	31,652	31,412,913
3.60%, 05/25/23(a)	22,400	22,501,488
3.90%, 05/25/26	35,822	35,614,766
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	10,685	10,780,027
4.00%, 03/30/22(a)	28,605	29,306,478
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	22,709	22,430,095
4.25%, 03/14/24(a)	14,128	14,269,272
4.25%, 08/18/25(a)	24,469	24,676,568
4.29%, 09/12/26 (Call 09/12/25)(a)(c)(d)	17,590	17,817,980
4.30%, 03/08/26(a)	36,689	37,375,682
4.38%, 11/23/26(a)	15,971	16,068,723
4.58%, 06/19/29 (Call 06/19/28)(a)(c)(d)	31,246	32,023,391
4.88%, 01/14/22(a)	7,027	7,344,976
5.25%, 03/14/44(a)	17,161	18,106,465
6.10%, 01/14/42(a)	10,565	13,130,134
6.50%, 05/02/36(a)	25,853	30,735,965
6.50%, 09/15/37(a)	32,190	38,427,208
6.80%, 06/01/38	23,836	29,435,968
HSBC USA Inc., 3.50%, 06/23/24(a)	9,614	9,612,777

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	$7,838	$7,650,383
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	2,600	2,630,046
ING Groep NV 3.15%, 03/29/22(a)	11,373	11,294,922
3.95%, 03/29/27(a)	25,699	25,264,381
4.10%, 10/02/23(a)	14,745	14,939,071
4.55%, 10/02/28(a)	22,087	22,563,222
JPMorgan Chase & Co. 2.30%, 08/15/21 (Call 08/15/20)(a)	1,800	1,766,871
2.70%, 05/18/23 (Call 03/18/23)(a)	28,372	27,864,836
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	14,729	14,559,705
2.95%, 10/01/26 (Call 07/01/26)(a)	27,506	26,249,355
2.97%, 01/15/23 (Call 01/15/22)(a)	17,243	17,128,517
3.13%, 01/23/25 (Call 10/23/24)(a)	32,837	32,270,683
3.20%, 01/25/23	33,917	33,940,477
3.20%, 06/15/26 (Call 03/15/26)(a)	23,220	22,556,282
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	18,927	18,702,337
3.25%, 09/23/22(a)	34,920	35,101,137
3.30%, 04/01/26 (Call 01/01/26)(a)	32,913	32,227,774
3.38%, 05/01/23(a)	20,124	20,087,163
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	31,023	30,142,819
3.54%, 05/01/28 (Call 05/01/27)(a)(c)(d)	23,077	22,658,522
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	18,338	18,432,501
3.63%, 05/13/24(a)	25,270	25,570,064
3.63%, 12/01/27 (Call 12/01/26)(a)	16,977	16,427,833
3.78%, 02/01/28 (Call 02/01/27)(a)(c)(d)	26,118	26,079,084
3.80%, 07/23/24 (Call 07/23/23)(a)(c)(d)	26,562	26,969,079
3.88%, 02/01/24(a)	20,661	21,176,331
3.88%, 09/10/24	28,699	29,018,552
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	28,717	27,239,651
3.90%, 07/15/25 (Call 04/15/25)(a)	24,456	24,998,605
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	22,281	20,723,821
3.96%, 01/29/27 (Call 01/29/26)(a)(c)(d)	22,375	22,703,798
3.96%, 11/15/48 (Call 11/15/47)(a)(c)(d)	25,408	23,833,352
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	33,303	33,657,764
4.02%, 12/05/24 (Call 12/05/23)(a)(c)(d)	5,240	5,364,651
4.03%, 07/24/48 (Call 07/24/47)(a)(c)(d)	18,043	17,156,522
4.13%, 12/15/26(a)	20,959	21,192,502
4.20%, 07/23/29 (Call 07/23/28)(c)(d)	28,956	29,644,742
4.25%, 10/01/27(a)	17,692	17,945,111
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	23,207	22,893,706
4.35%, 08/15/21(a)	2,836	2,922,036
4.45%, 12/05/29 (Call 12/05/28)(a)(c)(d)	555	581,040
4.50%, 01/24/22(a)	30,005	31,215,015
4.85%, 02/01/44(a)	17,233	18,548,927
4.95%, 06/01/45(a)	20,919	22,186,442
5.40%, 01/06/42	14,958	17,086,305
5.50%, 10/15/40(a)	15,658	18,063,263
5.60%, 07/15/41	19,810	23,176,620
5.63%, 08/16/43(a)	17,916	20,527,436
6.40%, 05/15/38	31,820	39,924,681
KeyBank N.A./Cleveland OH 2.30%, 09/14/22(a)	9,955	9,682,358
3.30%, 06/01/25	7,046	7,006,024
KeyCorp., 4.10%, 04/30/28(a)	2,695	2,739,413
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(c)(d)	39,028	37,781,262
3.57%, 11/07/28 (Call 11/07/27)(a)(c)(d)	20,529	19,299,705

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 01/11/27(a)	$12,059	$11,636,596
4.05%, 08/16/23(a)	24,035	24,271,939
4.34%, 01/09/48	18,666	15,967,087
4.38%, 03/22/28(a)	18,517	18,531,990
4.45%, 05/08/25	24,795	25,348,650
4.50%, 11/04/24(a)	13,888	13,870,616
4.55%, 08/16/28(a)	15,780	15,998,925
4.58%, 12/10/25(a)	18,948	18,698,586
4.65%, 03/24/26(a)	16,255	16,006,573
5.30%, 12/01/45(a)	3,746	3,713,927
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,505	2,544,663
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	2,316	2,267,523
Mitsubishi UFJ Financial Group Inc. 2.67%, 07/25/22(a)	24,885	24,397,672
2.76%, 09/13/26(a)	17,050	16,053,496
3.00%, 02/22/22(a)	5,495	5,461,979
3.29%, 07/25/27	19,481	18,969,045
3.41%, 03/07/24	10,000	9,986,800
3.46%, 03/02/23	16,504	16,529,337
3.68%, 02/22/27(a)	17,756	17,789,884
3.74%, 03/07/29	5,000	5,004,400
3.76%, 07/26/23(a)	21,575	21,894,327
3.78%, 03/02/25	5,962	6,043,294
3.85%, 03/01/26	28,055	28,580,770
3.96%, 03/02/28	9,485	9,684,714
4.05%, 09/11/28(a)	10,700	11,018,823
Mizuho Financial Group Inc. 2.27%, 09/13/21(a)	2,814	2,738,435
2.60%, 09/11/22	8,802	8,563,840
2.84%, 09/13/26(a)	13,729	13,002,056
2.95%, 02/28/22	18,020	17,837,924
3.17%, 09/11/27	20,806	20,103,325
3.55%, 03/05/23(a)	7,085	7,116,184
3.92%, 09/11/24 (Call 09/11/23)(c)(d)	14,639	14,896,477
4.02%, 03/05/28(a)	12,323	12,638,712
4.25%, 09/11/29 (Call 09/11/28)(a)(c)(d)	16,309	16,826,428
Morgan Stanley 2.63%, 11/17/21	25,643	25,286,947
2.75%, 05/19/22(a)	16,829	16,602,950
3.13%, 01/23/23(a)	34,047	33,814,742
3.13%, 07/27/26	38,667	36,856,375
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	39,155	38,092,357
3.63%, 01/20/27	36,568	35,979,347
3.70%, 10/23/24	34,465	34,631,942
3.74%, 04/24/24 (Call 04/24/23)(a)(c)(d)	36,459	36,692,877
3.75%, 02/25/23	28,668	29,115,146
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	32,673	32,151,559
3.88%, 01/27/26(a)	41,120	41,274,040
3.95%, 04/23/27	25,159	24,576,164
3.97%, 07/22/38 (Call 07/22/37)(a)(c)(d)	20,931	19,883,717
4.00%, 07/23/25	31,332	31,860,608
4.10%, 05/22/23(a)	20,766	21,109,590
4.30%, 01/27/45	24,368	23,836,960
4.35%, 09/08/26(a)	29,965	30,104,955
4.38%, 01/22/47(a)	27,833	27,646,686
4.43%, 01/23/30 (Call 01/23/29)(c)(d)	22,239	22,956,157
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	18,738	18,864,676
4.88%, 11/01/22(a)	21,398	22,410,853
5.00%, 11/24/25(a)	12,333	12,959,430

Security	Par (000)	Value

Banks (continued)
6.38%, 07/24/42	$24,992	$31,383,404
7.25%, 04/01/32	12,795	16,575,792
Series F, 3.88%, 04/29/24	35,616	36,146,443
National Australia Bank Ltd./New York 2.50%, 05/22/22(a)	12,479	12,210,418
2.50%, 07/12/26	16,026	14,767,680
2.80%, 01/10/22	11,098	10,997,906
3.00%, 01/20/23(a)	14,116	13,967,710
3.38%, 01/14/26(a)	5,063	4,980,622
3.63%, 06/20/23(a)	11,060	11,189,335
Northern Trust Corp., 3.95%, 10/30/25(a)	16,606	17,238,938
PNC Bank N.A. 2.45%, 07/28/22 (Call 06/28/22)(a)	1,367	1,340,971
2.55%, 12/09/21 (Call 11/09/21)	7,262	7,166,354
2.63%, 02/17/22 (Call 01/18/22)(a)	20,147	20,011,344
2.70%, 11/01/22 (Call 10/01/22)(a)	7,819	7,656,330
2.95%, 01/30/23 (Call 12/30/22)(a)	2,273	2,242,407
2.95%, 02/23/25 (Call 01/24/25)	7,737	7,584,453
3.10%, 10/25/27 (Call 09/25/27)	23,787	23,151,485
3.25%, 06/01/25 (Call 05/02/25)	17,433	17,354,872
3.50%, 06/08/23 (Call 05/09/23)	13,245	13,397,894
3.80%, 07/25/23 (Call 06/25/23)	7,459	7,575,589
4.05%, 07/26/28(a)	16,680	17,150,775
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	3,083	3,017,819
3.30%, 03/08/22 (Call 02/06/22)(a)	10,626	10,696,619
3.50%, 01/23/24 (Call 12/23/23)(a)	768	773,337
3.90%, 04/29/24 (Call 03/29/24)(a)	3,045	3,098,300
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)(a)	18,335	17,962,757
3.80%, 08/14/23 (Call 07/14/23)	25	25,267
Royal Bank of Canada 2.75%, 02/01/22(a)	8,674	8,649,298
3.70%, 10/05/23(a)	20,401	20,733,155
4.65%, 01/27/26(a)	11,779	12,332,204
Royal Bank of Scotland Group PLC 3.50%, 05/15/23 (Call 05/15/22)(a)(c)(d)	20,831	20,546,032
3.88%, 09/12/23(a)	26,912	26,672,943
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	9,412	9,481,679
4.80%, 04/05/26(a)	23,724	24,072,090
4.89%, 05/18/29 (Call 05/18/28)(a)(c)(d)	31,242	31,602,120
5.08%, 01/27/30 (Call 01/27/29)(a)(c)(d)	12,572	12,889,039
5.13%, 05/28/24	22,923	23,215,119
6.00%, 12/19/23(a)	19,225	20,194,882
6.10%, 06/10/23	17,821	18,703,075
6.13%, 12/15/22	34,115	35,986,017
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/18/22)(a)	3,313	3,251,936
3.70%, 03/28/22 (Call 02/28/22)(a)	13,847	13,854,256
4.40%, 07/13/27 (Call 04/14/27)(a)	20,704	20,217,394
4.50%, 07/17/25 (Call 04/17/25)(a)	11,873	12,050,378
Santander UK Group Holdings PLC 3.37%, 01/05/24 (Call 01/05/23)(c)(d)	12,807	12,417,726
3.57%, 01/10/23 (Call 01/10/22)(a)	16,321	16,093,160
3.82%, 11/03/28 (Call 11/03/27)(c)(d)	12,749	12,003,881
4.80%, 11/15/24 (Call 11/15/23)(c)(d)	8,748	8,914,858
Santander UK PLC, 4.00%, 03/13/24(a)	15,660	16,229,338
State Street Corp. 2.65%, 05/19/26(a)	10,619	10,143,214
3.10%, 05/15/23	11,110	11,049,776

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 12/16/24(a)	$11,522	$11,664,329
3.55%, 08/18/25(a)	10,450	10,700,879
3.70%, 11/20/23(a)	2,883	2,944,313
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	4,768	4,752,181
Sumitomo Mitsui Financial Group Inc. 2.44%, 10/19/21(a)	2,349	2,303,476
2.63%, 07/14/26(a)	27,672	25,944,163
2.78%, 07/12/22	20,887	20,578,537
2.78%, 10/18/22(a)	18,933	18,608,185
2.85%, 01/11/22	3,688	3,650,805
3.01%, 10/19/26(a)	14,505	13,903,306
3.10%, 01/17/23(a)	21,218	21,039,016
3.35%, 10/18/27(a)	6,408	6,263,717
3.36%, 07/12/27	21,132	20,725,989
3.45%, 01/11/27(a)	18,239	17,988,436
3.54%, 01/17/28	15,580	15,442,358
3.75%, 07/19/23	5,350	5,416,244
3.78%, 03/09/26	20,702	20,924,621
3.94%, 10/16/23	750	766,988
4.31%, 10/16/28(a)	1,640	1,725,720
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	12,318	12,068,184
3.30%, 05/15/26 (Call 04/15/26)	10,408	10,118,928
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)(a)	7,435	7,352,871
4.00%, 05/01/25 (Call 03/01/25)	11,294	11,660,551
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	9,509	9,211,140
Toronto-Dominion Bank (The) 1.80%, 07/13/21(a)	8,387	8,163,387
3.50%, 07/19/23(a)	5,845	5,939,819
U.S. Bancorp. 2.95%, 07/15/22 (Call 06/15/22)(a)	18,836	18,721,210
3.00%, 03/15/22 (Call 02/15/22)(a)	6,533	6,536,997
3.10%, 04/27/26 (Call 03/27/26)(a)	10,768	10,526,661
3.60%, 09/11/24 (Call 08/11/24)	10,532	10,690,931
3.70%, 01/30/24 (Call 12/29/23)(a)	5,253	5,404,993
3.90%, 04/26/28 (Call 03/24/28)(a)	9,955	10,362,694
3.95%, 11/17/25 (Call 10/17/25)	2,885	3,001,224
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15,405	14,462,114
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	12,027	11,948,710
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	20,712	20,395,413
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)(a)	10,879	10,629,059
2.85%, 01/23/23 (Call 12/23/22)(a)	16,294	16,188,785
3.40%, 07/24/23 (Call 06/23/23)(a)	6,395	6,459,247
Wachovia Corp., 5.50%, 08/01/35	11,542	12,753,329
Wells Fargo &Co. 2.63%, 07/22/22(a)	42,448	41,669,707
3.00%, 02/19/25	27,743	26,994,721
3.00%, 04/22/26	45,215	43,274,729
3.00%, 10/23/26(a)	47,318	45,105,349
3.07%, 01/24/23 (Call 01/24/22)(a)	49,898	49,575,454
3.30%, 09/09/24(a)	28,564	28,399,197
3.50%, 03/08/22(a)	23,887	24,114,524
3.55%, 09/29/25	31,407	31,389,742
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	34,383	33,976,249
3.75%, 01/24/24 (Call 12/24/23)	28,957	29,440,686
3.90%, 05/01/45(a)	20,014	19,220,661
4.10%, 06/03/26(a)	30,387	30,625,650
4.13%, 08/15/23(a)	8,454	8,635,701

Security	Par (000)	Value

Banks (continued)
4.15%, 01/24/29 (Call 10/24/28)(a)	$23,052	$23,583,554
4.30%, 07/22/27(a)	23,205	23,592,366
4.40%, 06/14/46(a)	20,920	20,075,453
4.65%, 11/04/44(a)	21,932	21,821,215
4.75%, 12/07/46(a)	29,460	29,730,785
4.90%, 11/17/45	24,598	25,323,061
5.38%, 02/07/35	4,124	4,701,719
5.38%, 11/02/43(a)	27,416	29,891,023
5.61%, 01/15/44	29,083	32,666,593
Series M, 3.45%, 02/13/23(a)	32,611	32,662,780
Wells Fargo Bank N.A. 3.55%, 08/14/23 (Call 07/14/23)	15,270	15,471,996
5.85%, 02/01/37(a)	9,756	11,424,101
6.60%, 01/15/38(a)	21,143	26,937,326
Westpac Banking Corp. 2.00%, 08/19/21(a)	2,191	2,134,462
2.50%, 06/28/22(a)	7,729	7,569,051
2.70%, 08/19/26	12,530	11,787,704
2.75%, 01/11/23(a)	3,833	3,765,612
2.80%, 01/11/22(a)	10,847	10,771,484
2.85%, 05/13/26(a)	25,779	24,535,627
3.30%, 02/26/24(e)	11,370	11,327,065
3.35%, 03/08/27(a)	19,137	18,770,274
3.40%, 01/25/28(a)	13,270	13,076,972
3.65%, 05/15/23	6,583	6,674,950

		8,289,500,622

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)(b)	63,698	63,255,668
4.70%, 02/01/36 (Call 08/01/35)(a)(b)	63,786	61,588,528
4.90%, 02/01/46 (Call 08/01/45)(b)	120,773	115,653,191
Anheuser-Busch InBev Finance Inc. 2.63%, 01/17/23	1	491
3.30%, 02/01/23 (Call 12/01/22)	71,215	71,848,457
3.70%, 02/01/24	8,098	8,258,081
4.00%, 01/17/43(a)	4,887	4,115,915
4.63%, 02/01/44	10,541	9,643,511
4.90%, 02/01/46 (Call 08/01/45)(a)	3,125	2,996,525
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42(a)	5,755	4,732,797
4.00%, 04/13/28 (Call 01/13/28)(a)	36,677	36,449,207
4.15%, 01/23/25 (Call 12/23/24)(a)	28,410	29,338,842
4.38%, 04/15/38 (Call 10/15/37)(a)	18,464	16,998,795
4.44%, 10/06/48 (Call 04/06/48)	21,770	19,536,217
4.60%, 04/15/48 (Call 10/15/47)(a)	27,496	25,269,968
4.75%, 01/23/29 (Call 10/23/28)(a)	35,285	36,840,571
4.75%, 04/15/58 (Call 10/15/57)(a)	18,688	16,917,949
4.90%, 01/23/31 (Call 10/23/30)(a)	10,250	10,737,730
4.95%, 01/15/42	14,319	14,023,705
5.45%, 01/23/39 (Call 07/23/38)	30,000	31,449,027
5.55%, 01/23/49 (Call 07/23/48)	47,215	49,541,378
5.80%, 01/23/59 (Call 07/23/58)	30,407	32,316,186
8.20%, 01/15/39(a)	7,199	9,583,513
Coca-Cola Co. (The) 1.55%, 09/01/21(a)	1,749	1,700,910
2.25%, 09/01/26(a)	14,609	13,554,574
2.50%, 04/01/23(a)	10,084	10,002,167
2.88%, 10/27/25(a)	20,790	20,566,449
3.20%, 11/01/23(a)	16,713	17,019,759

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.30%, 09/01/21(a)	$1,940	$1,967,291
Constellation Brands Inc., 4.25%, 05/01/23(a)	15,889	16,360,191
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	20,175	19,877,403
Diageo Investment Corp., 2.88%, 05/11/22(a)	6,281	6,274,287
Keurig Dr Pepper Inc. 4.06%, 05/25/23 (Call 04/25/23)(a)(b)	17,868	18,070,507
4.42%, 05/25/25 (Call 03/25/25)(b)	6,583	6,695,763
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	32,189	32,425,634
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	14,597	14,176,379
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)(a)	3,861	3,756,563
3.00%, 07/15/26 (Call 04/15/26)(a)	10,086	9,271,494
4.20%, 07/15/46 (Call 01/15/46)(a)	23,327	19,736,823
5.00%, 05/01/42(a)	13,907	13,238,855
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)(a)	2,253	2,191,595
2.25%, 05/02/22 (Call 04/02/22)	10,863	10,695,081
2.38%, 10/06/26 (Call 07/06/26)	13,619	12,745,931
2.75%, 03/05/22(a)	2,417	2,417,765
2.75%, 03/01/23(a)	6,883	6,872,962
2.75%, 04/30/25 (Call 01/30/25)(a)	9,389	9,245,520
2.85%, 02/24/26 (Call 11/24/25)(a)	4,621	4,496,308
3.00%, 08/25/21(a)	2,803	2,821,056
3.00%, 10/15/27 (Call 07/15/27)	7,273	7,059,905
3.10%, 07/17/22 (Call 05/17/22)	12,167	12,294,155
3.45%, 10/06/46 (Call 04/06/46)(a)	18,889	17,228,428
3.60%, 03/01/24 (Call 12/01/23)(a)	17,629	18,185,154
4.00%, 03/05/42(a)	11,489	11,479,383
4.00%, 05/02/47 (Call 11/02/46)(a)	12,537	12,463,865
4.45%, 04/14/46 (Call 10/14/45)(a)	20,508	21,893,424

		1,047,881,833

Biotechnology — 2.0%
Amgen Inc. 2.25%, 08/19/23 (Call 06/19/23)(a)	3,348	3,221,343
2.60%, 08/19/26 (Call 05/19/26)(a)	16,517	15,306,104
2.65%, 05/11/22 (Call 04/11/22)(a)	14,150	13,940,110
3.13%, 05/01/25 (Call 02/01/25)(a)	14,496	14,183,610
3.20%, 11/02/27 (Call 08/02/27)(a)	13,029	12,441,150
3.63%, 05/15/22 (Call 02/15/22)	5,606	5,682,862
3.63%, 05/22/24 (Call 02/22/24)(a)	20,232	20,506,690
4.40%, 05/01/45 (Call 11/01/44)	29,127	27,244,991
4.56%, 06/15/48 (Call 12/15/47)(a)	19,235	18,299,400
4.66%, 06/15/51 (Call 12/15/50)(a)	37,881	36,362,389
5.15%, 11/15/41 (Call 05/15/41)	15,654	16,212,890
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	16,477	16,420,500
Biogen Inc. 3.63%, 09/15/22(a)	12,478	12,655,186
4.05%, 09/15/25 (Call 06/15/25)	18,313	18,617,549
5.20%, 09/15/45 (Call 03/15/45)	16,890	17,635,937
Celgene Corp. 2.75%, 02/15/23 (Call 01/15/23)	12,725	12,411,058
3.25%, 08/15/22	8,974	8,935,082
3.25%, 02/20/23 (Call 01/20/23)	9,255	9,185,774
3.45%, 11/15/27 (Call 08/15/27)	15,218	14,439,354
3.55%, 08/15/22	11,379	11,434,454
3.63%, 05/15/24 (Call 02/15/24)(a)	13,277	13,246,236
3.88%, 08/15/25 (Call 05/15/25)	37,982	38,065,158
3.90%, 02/20/28 (Call 11/20/27)(a)	17,100	16,763,956
4.35%, 11/15/47 (Call 05/15/47)(a)	14,908	13,375,458
4.55%, 02/20/48 (Call 08/20/47)(a)	17,895	16,575,637

Security	Par (000)	Value

Biotechnology (continued)
4.63%, 05/15/44 (Call 11/15/43)(a)	$6,262	$5,846,447
5.00%, 08/15/45 (Call 02/15/45)	23,217	22,857,740
Gilead Sciences Inc. 2.50%, 09/01/23 (Call 07/01/23)	3,705	3,582,934
2.95%, 03/01/27 (Call 12/01/26)	8,619	8,157,504
3.25%, 09/01/22 (Call 07/01/22)	12,803	12,870,796
3.50%, 02/01/25 (Call 11/01/24)(a)	14,903	14,894,942
3.65%, 03/01/26 (Call 12/01/25)(a)	34,619	34,472,354
3.70%, 04/01/24 (Call 01/01/24)	27,636	28,117,286
4.00%, 09/01/36 (Call 03/01/36)(a)	13,347	12,379,759
4.15%, 03/01/47 (Call 09/01/46)(a)	17,183	15,721,985
4.40%, 12/01/21 (Call 09/01/21)(a)	4,703	4,862,667
4.50%, 02/01/45 (Call 08/01/44)(a)	25,776	24,936,311
4.60%, 09/01/35 (Call 03/01/35)	13,501	13,467,230
4.75%, 03/01/46 (Call 09/01/45)(a)	18,551	18,615,665
4.80%, 04/01/44 (Call 10/01/43)	21,671	21,813,415
5.65%, 12/01/41 (Call 06/01/41)(a)	14,978	16,650,451

		662,410,364

Chemicals — 1.2%
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)(a)	20,461	20,336,935
3.50%, 10/01/24 (Call 07/01/24)(a)	10,093	9,995,499
4.13%, 11/15/21 (Call 08/15/21)(a)	5,029	5,143,574
4.38%, 11/15/42 (Call 05/15/42)(a)	12,745	11,435,240
5.25%, 11/15/41 (Call 05/15/41)(a)	12,540	12,601,188
7.38%, 11/01/29(a)	13,301	16,355,886
9.40%, 05/15/39(a)	11,283	16,479,192
DowDuPont Inc. 4.21%, 11/15/23 (Call 10/15/23)	26,655	27,502,704
4.49%, 11/15/25 (Call 09/15/25)	27,538	28,749,201
4.73%, 11/15/28 (Call 08/15/28)(a)	29,325	30,644,766
5.32%, 11/15/38 (Call 05/15/38)	20,315	21,456,920
5.42%, 11/15/48 (Call 05/15/48)(a)	26,728	28,507,601
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)(a)	14,777	14,887,816
3.80%, 03/15/25 (Call 12/15/24)(a)	645	640,920
4.65%, 10/15/44 (Call 04/15/44)(a)	6,669	6,166,915
LYB International Finance BV 4.00%, 07/15/23(a)	12,300	12,395,170
4.88%, 03/15/44 (Call 09/15/43)(a)	10,426	9,786,058
5.25%, 07/15/43	12,227	11,961,389
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	5,497	5,132,289
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)(a)	10,719	9,186,995
5.75%, 04/15/24 (Call 01/15/24)	13,274	14,229,316
6.00%, 11/15/21 (Call 08/17/21)	2,902	3,069,162
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	13,403	13,763,712
Rohm & Haas Co., 7.85%, 07/15/29(a)	12,223	15,256,619
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)(a)	6,667	6,557,258
3.45%, 06/01/27 (Call 03/01/27)(a)	26,638	25,344,888
4.50%, 06/01/47 (Call 12/01/46)(a)	7,726	7,199,353

		384,786,566

Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	15,797	16,094,715

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	$11,712	$11,104,725
3.95%, 12/01/47 (Call 06/01/47)	301	292,437
4.35%, 12/08/21(a)	5,586	5,786,422
5.50%, 12/08/41(a)	703	817,680
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	1,155	1,164,185
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	15,518	16,198,317
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)(a)	4,094	4,195,579

		55,654,060
Computers — 3.1%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	2,980	2,897,168
2.10%, 09/12/22 (Call 08/12/22)	5,681	5,552,361
2.15%, 02/09/22	13,633	13,414,636
2.30%, 05/11/22 (Call 04/11/22)	13,309	13,111,600
2.40%, 01/13/23 (Call 12/13/22)(a)	3,959	3,894,779
2.40%, 05/03/23(a)	62,905	61,699,935
2.45%, 08/04/26 (Call 05/04/26)	27,029	25,602,493
2.50%, 02/09/22 (Call 01/09/22)	7,048	7,003,491
2.50%, 02/09/25(a)	18,975	18,361,612
2.70%, 05/13/22(a)	15,241	15,198,456
2.75%, 01/13/25 (Call 11/13/24)	16,901	16,588,200
2.85%, 02/23/23 (Call 12/23/22)(a)	18,593	18,595,534
2.85%, 05/11/24 (Call 03/11/24)(a)	17,419	17,296,935
2.90%, 09/12/27 (Call 06/12/27)(a)	24,510	23,658,224
3.00%, 02/09/24 (Call 12/09/23)	26,084	26,100,143
3.00%, 06/20/27 (Call 03/20/27)(a)	9,196	8,957,896
3.00%, 11/13/27 (Call 08/13/27)	10,849	10,541,865
3.20%, 05/13/25(a)	24,114	24,207,507
3.20%, 05/11/27 (Call 02/11/27)(a)	17,862	17,639,984
3.25%, 02/23/26 (Call 11/23/25)(a)	32,120	32,139,796
3.35%, 02/09/27 (Call 11/09/26)(a)	20,326	20,298,316
3.45%, 05/06/24(a)	29,089	29,708,052
3.45%, 02/09/45	17,844	16,111,058
3.75%, 09/12/47 (Call 03/12/47)	20,911	19,749,800
3.75%, 11/13/47 (Call 05/13/47)(a)	12,845	12,142,769
3.85%, 05/04/43	38,318	37,039,049
3.85%, 08/04/46 (Call 02/04/46)	20,507	19,727,164
4.25%, 02/09/47 (Call 08/09/46)(a)	17,847	18,231,713
4.38%, 05/13/45	26,109	27,044,984
4.45%, 05/06/44	14,428	15,147,979
4.50%, 02/23/36 (Call 08/23/35)(a)	20,874	22,404,492
4.65%, 02/23/46 (Call 08/23/45)(a)	49,001	52,628,897
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	3,199	3,249,978
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	31,194	32,775,470
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	62,066	65,831,668
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	20,765	23,744,402
8.35%, 07/15/46 (Call 01/15/46)(b)	22,504	26,312,746
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	17,643	18,270,584
4.90%, 10/15/25 (Call 07/15/25)(a)	34,092	35,452,053
6.20%, 10/15/35 (Call 04/15/35)(a)	4,659	4,798,945
6.35%, 10/15/45 (Call 04/15/45)	15,922	16,091,388
HP Inc., 6.00%, 09/15/41(a)	12,434	12,620,013
IBM Credit LLC, 3.00%, 02/06/23(a)	12,521	12,462,375
International Business Machines Corp.
1.88%, 08/01/22(a)	12,834	12,348,524
2.88%, 11/09/22(a)	10,737	10,660,097

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23(a)	$16,857	$16,980,415
3.45%, 02/19/26(a)	15,271	15,281,568
3.63%, 02/12/24(a)	20,897	21,254,880
4.00%, 06/20/42(a)	16,175	15,359,985
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	2,608	2,602,703
4.75%, 06/01/23(a)	12,123	12,158,394
4.75%, 01/01/25(a)	14,072	13,544,300

		1,024,497,376
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	3,759	3,667,574
2.15%, 08/11/22(a)	13,069	12,829,526
2.30%, 02/06/22(a)	10,101	9,996,462
2.45%, 11/03/26(a)	4,069	3,873,025
2.85%, 08/11/27(a)	12,936	12,633,789
3.10%, 08/15/23(a)	15,516	15,773,455
5.55%, 03/05/37	765	946,257
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,494	3,420,010
2.90%, 05/05/27 (Call 02/05/27)(a)	16,869	16,229,321
3.50%, 03/22/28 (Call 12/22/27)(a)	16,739	16,823,252
5.90%, 11/15/32(a)	19,505	23,838,391

		120,031,062
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)(a)	8,199	7,733,162
3.65%, 07/21/27 (Call 04/21/27)	16,822	15,172,161
3.95%, 02/01/22 (Call 01/01/22)(a)	1,450	1,454,224
5.00%, 10/01/21	4,451	4,572,079
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	11,298	10,807,435
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	24,456	23,956,670
2.65%, 12/02/22(a)	20,654	20,325,331
3.00%, 10/30/24 (Call 09/29/24)(a)	31,394	30,701,247
3.40%, 02/27/23 (Call 01/27/23)(a)	13,147	13,220,923
3.40%, 02/22/24 (Call 01/22/24)	12,335	12,368,010
3.70%, 08/03/23 (Call 07/03/23)(a)	10,013	10,195,798
4.05%, 12/03/42	14,164	13,930,399
4.20%, 11/06/25 (Call 10/06/25)(a)	12,599	13,085,024
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)(a)	15,221	15,129,590
3.30%, 05/03/27 (Call 04/03/27)(a)	28,006	27,749,118
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	11,012	11,322,712
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	18,615	16,919,978
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	14,315	14,306,802
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	19,097	18,808,696
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	3,822	3,793,958
3.20%, 01/30/23 (Call 12/30/22)	26,720	26,333,188
3.20%, 02/05/25 (Call 01/05/25)(a)	6,607	6,342,084
3.30%, 10/30/24 (Call 09/30/24)	18,080	17,481,436
3.50%, 06/15/23(a)	7,443	7,375,673
3.75%, 04/24/24 (Call 03/24/24)(a)	3,725	3,723,427
3.75%, 07/28/26 (Call 06/28/26)(a)	27,372	26,014,305
3.75%, 03/09/27 (Call 02/09/27)(a)	30,326	29,121,739

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)(a)	$12,581	$12,059,567
3.90%, 01/29/24 (Call 12/29/23)(a)	4,295	4,323,620
4.20%, 10/29/25 (Call 09/29/25)(a)	20,973	20,941,459
4.25%, 04/30/25 (Call 03/31/25)(a)	7,432	7,531,890
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	5,916	5,837,055
3.85%, 05/21/25 (Call 03/21/25)(a)	18,348	18,880,624
CME Group Inc.
3.00%, 09/15/22	4,450	4,459,400
3.00%, 03/15/25 (Call 12/15/24)(a)	8,844	8,734,825
5.30%, 09/15/43 (Call 03/15/43)(a)	11,298	13,449,389
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	18,552	17,981,815
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	19,093	18,374,217
4.42%, 11/15/35	133,771	120,728,608
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	16,987	17,373,634
3.75%, 09/21/28 (Call 06/21/28)	2,090	2,119,570
4.00%, 10/15/23(a)	6,497	6,724,188
4.25%, 09/21/48 (Call 03/21/48)	13,244	13,413,087
International Lease Finance Corp., 5.88%, 08/15/22(a)	8,034	8,476,804
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	5,606	5,836,210
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	5,371	4,711,696
4.85%, 01/15/27	17,137	16,665,340
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)(a)	13,512	13,243,054
3.38%, 04/01/24(a)	17,914	18,291,534
ORIX Corp., 2.90%, 07/18/22(a)	1,656	1,632,362
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	329	299,901
3.75%, 08/15/21 (Call 06/15/21)(a)	1,610	1,613,526
3.95%, 12/01/27 (Call 09/01/27)	29,312	26,844,598
4.25%, 08/15/24 (Call 05/15/24)(a)	4,696	4,593,430
4.50%, 07/23/25 (Call 04/23/25)(a)	9,541	9,340,035
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	6,274	6,269,787
3.30%, 04/01/27 (Call 01/01/27)	10,696	10,443,355
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	14,676	14,362,032
2.75%, 09/15/27 (Call 06/15/27)(a)	4,153	3,998,785
2.80%, 12/14/22 (Call 10/14/22)(a)	18,535	18,508,866
3.15%, 12/14/25 (Call 09/14/25)	44,221	44,315,708
3.65%, 09/15/47 (Call 03/15/47)(a)	19,145	18,160,838
4.15%, 12/14/35 (Call 06/14/35)	19,650	20,542,187
4.30%, 12/14/45 (Call 06/14/45)	47,670	49,959,843

		992,988,008

Electric — 1.7%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	4,028	3,673,116
4.45%, 01/15/49 (Call 07/15/48)	15,764	15,854,187
4.50%, 02/01/45 (Call 08/01/44)(a)	11,965	12,205,491
5.15%, 11/15/43 (Call 05/15/43)(a)	11,671	12,842,528
6.13%, 04/01/36(a)	19,520	23,667,908
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	1,395	1,362,747

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	$15,161	$15,398,987
4.63%, 12/01/54 (Call 06/01/54)(a)	12,210	12,223,200
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	17,739	17,845,583
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)(a)	597	572,660
5.30%, 02/15/40(a)	4,091	4,730,130
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,872	3,748,677
2.65%, 09/01/26 (Call 06/01/26)(a)	17,091	15,923,485
3.15%, 08/15/27 (Call 05/15/27)(a)	3,188	3,047,353
3.75%, 04/15/24 (Call 01/15/24)(a)	10,229	10,380,854
3.75%, 09/01/46 (Call 03/01/46)(a)	30,477	27,299,349
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	7,465	9,566,760
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	277	272,029
3.55%, 06/15/26 (Call 03/15/26)(a)	13,248	12,675,217
4.75%, 06/15/46 (Call 12/15/45)(a)	5,950	5,816,040
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,376	11,586,739
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	4,542	4,403,336
3.50%, 06/01/22 (Call 05/01/22)	4,838	4,810,861
3.95%, 06/15/25 (Call 03/15/25)(a)	15,713	15,778,199
4.45%, 04/15/46 (Call 10/15/45)(a)	12,060	11,735,576
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	14,055	13,897,349
6.25%, 10/01/39(a)	15,785	16,723,060
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	18,554	18,347,240
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	10,984	11,228,257
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	6,585	6,777,202
Series C, 7.38%, 11/15/31(a)	22,565	29,059,083
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)	1,275	1,265,124
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	13,446	12,533,105
Georgia Power Co., 4.30%, 03/15/42	12,737	12,013,666
MidAmerican Energy Co., 4.25%, 07/15/49 (Call 01/15/49)	855	875,980
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	18,662	18,181,638
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,340,073
3.25%, 06/15/27 (Call 03/15/27)(a)	14,173	13,203,144
3.40%, 02/01/28 (Call 11/01/27)(a)	11,040	10,389,351
3.80%, 02/01/38 (Call 08/01/37)	13,739	12,095,653
4.00%, 02/01/48 (Call 08/01/47)(a)	16,364	14,379,695
6.00%, 10/15/39	4,334	4,918,174
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	13,456	12,119,025
4.65%, 10/01/43 (Call 04/01/43)	9,573	9,429,405
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10,635	9,794,819
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	15,608	15,318,094
3.25%, 07/01/26 (Call 04/01/26)	26,892	25,609,122
4.40%, 07/01/46 (Call 01/01/46)	18,212	17,425,710
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	9,755	9,571,107
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	8,749	8,681,425

		562,597,513

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$15,992	$15,213,620
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	6,594	6,447,613
2.50%, 11/01/26 (Call 08/01/26)(a)	16,304	15,570,439

		37,231,672

Environmental Control — 0.1%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)(a)	10,933	11,086,172
3.95%, 05/15/28 (Call 02/15/28)(a)	11,234	11,494,020
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	17,291	16,751,677
4.10%, 03/01/45 (Call 09/01/44)(a)	4,962	4,829,225

		44,161,094

Food — 1.8%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	11,886	11,795,921
3.95%, 03/15/25 (Call 01/15/25)(a)	3,971	3,886,611
4.15%, 03/15/28 (Call 12/15/27)(a)	14,512	13,881,471
4.80%, 03/15/48 (Call 09/15/47)	3,003	2,624,186
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	10,578	10,374,586
4.30%, 05/01/24 (Call 04/01/24)(a)	11,695	11,856,956
4.60%, 11/01/25 (Call 09/01/25)	13,069	13,268,629
4.85%, 11/01/28 (Call 08/01/28)(a)	12,814	12,827,465
5.30%, 11/01/38 (Call 05/01/38)(a)	16,312	15,496,085
5.40%, 11/01/48 (Call 05/01/48)(a)	13,777	12,919,748
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	4,736	4,750,057
3.20%, 02/10/27 (Call 11/10/26)(a)	9,917	9,291,734
3.70%, 10/17/23 (Call 09/17/23)(a)	9,024	9,110,924
4.00%, 04/17/25 (Call 02/17/25)(a)	5,713	5,770,313
4.20%, 04/17/28 (Call 01/17/28)(a)	20,519	20,697,938
JM Smucker Co. (The)
3.50%, 10/15/21(a)	3,371	3,395,150
3.50%, 03/15/25	14,195	13,930,380
Kellogg Co.
3.25%, 04/01/26(a)	10,782	10,184,857
Series B, 7.45%, 04/01/31(a)	1,687	2,121,929
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	23,937	22,096,898
3.50%, 06/06/22	23,047	22,980,491
3.50%, 07/15/22 (Call 05/15/22)(a)	15,564	15,510,398
3.95%, 07/15/25 (Call 04/15/25)(a)	29,244	28,906,741
4.00%, 06/15/23 (Call 05/15/23)(a)	20,843	21,081,729
4.38%, 06/01/46 (Call 12/01/45)(a)	33,593	27,848,913
4.63%, 01/30/29 (Call 10/30/28)(a)	13,961	13,995,344
5.00%, 07/15/35 (Call 01/15/35)(a)	17,337	16,494,970
5.00%, 06/04/42(a)	22,990	20,846,895
5.20%, 07/15/45 (Call 01/15/45)	16,210	15,201,318
6.50%, 02/09/40(a)	4,179	4,429,955
6.88%, 01/26/39(a)	11,765	12,940,785
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	13,999	12,587,638
4.45%, 02/01/47 (Call 08/01/46)(a)	12,416	10,932,603
McCormick &Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	4,707	4,600,252
3.40%, 08/15/27 (Call 05/15/27)	6,386	6,078,847
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	3,818	3,857,131

Security	Par (000)	Value

Food (continued)
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	$10,234	$9,803,071
3.30%, 07/15/26 (Call 04/15/26)	14,761	14,250,483
3.75%, 10/01/25 (Call 07/01/25)	10,199	10,247,400
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	10,993	10,560,816
3.95%, 08/15/24 (Call 05/15/24)(a)	17,264	17,388,833
4.00%, 03/01/26 (Call 01/01/26)(a)	10,925	10,948,215
4.35%, 03/01/29 (Call 12/01/28)(a)	15,510	15,609,673
4.50%, 06/15/22 (Call 03/15/22)(a)	12,452	12,847,026
4.55%, 06/02/47 (Call 12/02/46)(a)	8,933	7,972,978
5.10%, 09/28/48 (Call 03/28/48)	15,760	15,269,546

		573,473,889

Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	14,176	13,277,310
3.65%, 06/15/24 (Call 03/15/24)(a)	11,550	11,686,873
4.35%, 08/15/48 (Call 02/15/48)(a)	16,102	14,246,389
4.40%, 08/15/47 (Call 02/15/47)	15,047	13,445,802
4.75%, 02/15/22 (Call 11/15/21)	4,057	4,221,148
4.80%, 06/15/44 (Call 12/15/43)	9,260	8,826,006
7.30%, 11/15/39(a)	1,042	1,261,916

		66,965,444

Gas — 0.1%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	3,821	3,780,486
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)(a)	15,926	15,431,606
3.95%, 03/30/48 (Call 09/30/47)(a)	5,821	5,260,485
4.38%, 05/15/47 (Call 11/15/46)	12,668	12,230,574
4.80%, 02/15/44 (Call 08/15/43)(a)	12,672	12,744,106

		49,447,257

Health Care – Products — 1.8%
Abbott Laboratories
2.55%, 03/15/22(a)	4,880	4,818,655
2.90%, 11/30/21 (Call 10/30/21)(a)	13,660	13,645,384
2.95%, 03/15/25 (Call 12/15/24)(a)	13,633	13,388,559
3.40%, 11/30/23 (Call 09/30/23)	9,549	9,642,168
3.75%, 11/30/26 (Call 08/30/26)	7,975	8,086,111
4.75%, 11/30/36 (Call 05/30/36)(a)	33,335	35,728,400
4.90%, 11/30/46 (Call 05/30/46)(a)	34,677	37,855,896
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	24,759	24,493,470
3.13%, 11/08/21(a)	5,083	5,055,003
3.36%, 06/06/24 (Call 04/06/24)	25,094	24,709,670
3.70%, 06/06/27 (Call 03/06/27)	32,440	31,540,202
3.73%, 12/15/24 (Call 09/15/24)(a)	14,812	14,825,310
4.67%, 06/06/47 (Call 12/06/46)(a)	10,580	10,490,787
4.69%, 12/15/44 (Call 06/15/44)	6,006	5,867,102
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	5,000	5,012,282
3.75%, 03/01/26 (Call 01/01/26)	10,000	10,014,199
3.85%, 05/15/25(a)	15,075	15,270,948
4.00%, 03/01/28 (Call 12/01/27)(a)	13,454	13,480,638
4.00%, 03/01/29 (Call 12/01/28)	8,250	8,225,655
4.55%, 03/01/39 (Call 09/01/38)	10,200	10,194,351
4.70%, 03/01/49 (Call 09/01/48)	10,465	10,429,024
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	16,164	16,111,462

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Medtronic Inc.
3.15%, 03/15/22	$15,408	$15,508,805
3.50%, 03/15/25	46,543	47,231,534
3.63%, 03/15/24 (Call 12/15/23)(a)	3,917	4,015,155
4.38%, 03/15/35(a)	20,557	21,656,339
4.63%, 03/15/45	50,595	55,390,698
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	3,122	3,102,202
3.50%, 03/15/26 (Call 12/15/25)	10,312	10,248,970
4.63%, 03/15/46 (Call 09/15/45)	10,061	10,277,808
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	21,792	20,564,267
3.00%, 04/15/23 (Call 02/15/23)(a)	9,875	9,727,753
3.15%, 01/15/23 (Call 10/15/22)(a)	5,713	5,688,022
3.20%, 08/15/27 (Call 05/15/27)	12,379	11,746,865
3.30%, 02/15/22(a)	4,255	4,270,406
4.10%, 08/15/47 (Call 02/15/47)(a)	6,003	5,631,399
4.15%, 02/01/24 (Call 11/01/23)(a)	13,642	14,089,867
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	2,898	2,869,154
3.55%, 04/01/25 (Call 01/01/25)(a)	21,768	21,127,207

		592,031,727

Health Care – Services — 2.1%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	10,552	10,313,329
2.80%, 06/15/23 (Call 04/15/23)	21,194	20,637,874
3.50%, 11/15/24 (Call 08/15/24)	16,055	15,854,404
3.88%, 08/15/47 (Call 02/15/47)(a)	7,065	5,865,155
6.63%, 06/15/36	10,318	12,030,533
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	11,073	10,978,803
3.13%, 05/15/22(a)	8,481	8,457,529
3.30%, 01/15/23(a)	17,565	17,589,089
3.35%, 12/01/24 (Call 10/01/24)(a)	12,435	12,322,432
3.50%, 08/15/24 (Call 05/15/24)	14,463	14,428,604
3.65%, 12/01/27 (Call 09/01/27)(a)	19,404	19,061,069
4.10%, 03/01/28 (Call 12/01/27)(a)	13,173	13,295,347
4.38%, 12/01/47 (Call 06/01/47)	17,969	17,221,459
4.55%, 03/01/48 (Call 09/01/47)(a)	9,002	8,851,548
4.63%, 05/15/42(a)	10,882	10,764,593
4.65%, 01/15/43	10,666	10,622,342
4.65%, 08/15/44 (Call 02/15/44)	10,138	10,075,490
5.85%, 01/15/36(a)	553	623,375
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,297,223
3.25%, 04/15/25 (Call 01/15/25)(a)	14,920	14,515,004
3.88%, 10/15/47 (Call 04/15/47)	5,111	4,317,377
4.00%, 02/15/22 (Call 11/15/21)(a)	3,945	4,015,843
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)(a)	14,000	14,109,480
4.75%, 05/01/23(a)	15,111	15,645,778
5.00%, 03/15/24	20,915	21,866,005
5.25%, 04/15/25	17,545	18,594,366
5.25%, 06/15/26 (Call 12/15/25)(a)	17,855	18,855,416
5.50%, 06/15/47 (Call 12/15/46)	19,384	20,143,853
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	9,418	9,668,795
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	12,094	12,204,300

Security	Par (000)	Value

Health Care – Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	$19,695	$19,238,864
4.70%, 02/01/45 (Call 08/01/44)(a)	7,476	6,991,898
UnitedHealth Group Inc.
2.38%, 10/15/22	15,743	15,462,661
2.88%, 12/15/21(a)	5,772	5,768,523
2.88%, 03/15/22 (Call 12/15/21)(a)	12,037	12,041,585
2.88%, 03/15/23	5,009	4,984,415
2.95%, 10/15/27	13,811	13,244,662
3.10%, 03/15/26(a)	13,498	13,233,038
3.35%, 07/15/22(a)	9,654	9,778,047
3.38%, 04/15/27(a)	1,619	1,605,832
3.45%, 01/15/27(a)	8,133	8,138,617
3.50%, 06/15/23(a)	6,082	6,185,460
3.50%, 02/15/24	14,948	15,186,868
3.75%, 07/15/25	30,478	31,292,360
3.75%, 10/15/47 (Call 04/15/47)(a)	15,610	14,617,569
3.85%, 06/15/28(a)	14,077	14,427,323
4.20%, 01/15/47 (Call 07/15/46)	13,428	13,469,204
4.25%, 03/15/43 (Call 09/15/42)(a)	16,203	16,457,510
4.25%, 04/15/47 (Call 10/15/46)	1,509	1,528,594
4.25%, 06/15/48 (Call 12/15/47)(a)	18,690	18,918,573
4.45%, 12/15/48 (Call 06/15/48)(a)	2,012	2,098,469
4.63%, 07/15/35(a)	10,848	11,779,121
4.75%, 07/15/45(a)	24,042	26,117,411
5.80%, 03/15/36(a)	10,836	13,032,558
6.88%, 02/15/38(a)	14,085	18,695,636

		688,521,213

Housewares — 0.2%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	23,493	22,916,747
4.20%, 04/01/26 (Call 01/01/26)	31,486	29,517,416
5.50%, 04/01/46 (Call 10/01/45)	1,000	868,529

		53,302,692

Insurance — 2.1%
Aflac Inc., 3.63%, 11/15/24(a)	8,465	8,631,688
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	16,812	16,557,451
3.88%, 01/15/35 (Call 07/15/34)	11,837	10,480,202
3.90%, 04/01/26 (Call 01/01/26)(a)	16,670	16,345,555
4.13%, 02/15/24	17,682	18,021,003
4.20%, 04/01/28 (Call 01/01/28)(a)	11,906	11,759,868
4.38%, 01/15/55 (Call 07/15/54)	7,723	6,545,870
4.50%, 07/16/44 (Call 01/16/44)(a)	24,656	22,640,288
4.75%, 04/01/48 (Call 10/01/47)(a)	12,875	12,304,330
4.80%, 07/10/45 (Call 01/10/45)(a)	16,664	15,964,769
4.88%, 06/01/22(a)	2,461	2,580,534
6.25%, 05/01/36(a)	9,437	10,538,103
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	15,430	15,691,579
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	13,213	12,339,346
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	12,607	12,725,159
4.35%, 04/20/28 (Call 01/20/28)(a)	16,983	16,776,268
5.00%, 04/20/48 (Call 10/20/47)	11,548	10,792,493
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	4,985	5,021,109
4.20%, 08/15/48 (Call 02/15/48)(a)	35,235	35,391,465
4.25%, 01/15/49 (Call 07/15/48)	7,905	8,011,631
5.75%, 01/15/40(a)	2,658	3,212,677

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	$23,256	$23,201,972
3.13%, 03/15/26 (Call 12/15/25)(a)	31,880	31,501,734
4.50%, 02/11/43(a)	12,846	13,579,313
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	18,233	16,369,899
4.70%, 06/22/47 (Call 12/22/46)	17,095	13,526,253
Chubb Corp. (The), 6.00%, 05/11/37(a)	12,079	14,893,094
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	8,741	8,735,213
3.15%, 03/15/25(a)	11,585	11,482,353
3.35%, 05/03/26 (Call 02/03/26)	10,409	10,364,426
4.35%, 11/03/45 (Call 05/03/45)(a)	13,643	14,263,080
Manulife Financial Corp.
4.15%, 03/04/26(a)	12,429	12,833,501
5.38%, 03/04/46(a)	12,134	13,509,086
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)(a)	10,200	10,430,123
4.38%, 03/15/29 (Call 12/15/28)(a)	10,000	10,313,781
4.90%, 03/15/49 (Call 09/15/48)	10,415	10,967,702
MetLife Inc.
3.60%, 04/10/24(a)	12,049	12,317,532
4.05%, 03/01/45(a)	7,469	7,079,196
4.13%, 08/13/42(a)	8,579	8,254,951
4.60%, 05/13/46 (Call 11/13/45)(a)	5,599	5,764,439
4.88%, 11/13/43	14,405	15,408,098
5.70%, 06/15/35(a)	11,550	13,438,338
5.88%, 02/06/41(a)	7,977	9,591,575
6.38%, 06/15/34(a)	9,028	11,177,440
Series D, 4.37%, 09/15/23	15,127	15,914,549
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	11,889	11,845,989
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)(a)	9,507	8,770,597
3.94%, 12/07/49 (Call 06/07/49)	11,758	10,942,772
4.35%, 02/25/50 (Call 08/25/49)(a)	5,525	5,462,262
4.60%, 05/15/44(a)	17,192	17,591,346
5.70%, 12/14/36(a)	7,704	8,871,225
Travelers Companies Inc. (The)
5.35%, 11/01/40	9,331	10,877,106
6.25%, 06/15/37(a)	11,340	14,253,984

		675,864,317

Internet — 1.2%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	23,080	21,375,895
3.38%, 02/25/24(a)	17,147	17,591,063
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	17,626	17,311,057
2.50%, 11/29/22 (Call 08/29/22)(a)	19,259	19,075,371
2.80%, 08/22/24 (Call 06/22/24)	23,957	23,691,583
3.15%, 08/22/27 (Call 05/22/27)(a)	45,513	44,878,835
3.30%, 12/05/21 (Call 10/05/21)	2,973	3,015,424
3.80%, 12/05/24 (Call 09/05/24)(a)	9,400	9,798,126
3.88%, 08/22/37 (Call 02/22/37)(a)	33,168	33,025,978
4.05%, 08/22/47 (Call 02/22/47)(a)	43,953	44,081,154
4.25%, 08/22/57 (Call 02/22/57)(a)	13,290	13,442,158
4.80%, 12/05/34 (Call 06/05/34)(a)	28,374	31,639,907
4.95%, 12/05/44 (Call 06/05/44)(a)	14,858	16,867,473
5.20%, 12/03/25 (Call 09/03/25)	7,140	8,018,259

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	$16,131	$15,812,950
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	11,971	11,715,047
2.75%, 01/30/23 (Call 12/30/22)(a)	12,319	11,991,336
3.45%, 08/01/24 (Call 05/01/24)(a)	6,879	6,817,283
3.60%, 06/05/27 (Call 03/05/27)(a)	12,917	12,309,813
3.80%, 03/09/22 (Call 02/09/22)	10,520	10,667,301
4.00%, 07/15/42 (Call 01/15/42)(a)	5,948	4,761,666
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	10,505	9,933,003
5.00%, 02/15/26 (Call 11/15/25)	7,312	7,576,823

		395,397,505

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	17,412	17,294,755
3.80%, 04/03/28 (Call 01/03/28)	3,740	3,812,093
4.38%, 05/08/42(a)	5,570	5,777,778
Caterpillar Financial Services Corp., 1.70%, 08/09/21(a)	496	482,097
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	7,789	7,934,287
3.80%, 08/15/42(a)	18,790	18,039,708
5.20%, 05/27/41(a)	9,329	10,548,185
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	7,484	7,432,241
3.90%, 06/09/42 (Call 12/09/41)(a)	12,589	12,612,174
John Deere Capital Corp., 2.80%, 03/06/23(a)	23,232	23,046,260
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	75	75,426
Wabtec Corp.
4.15%, 03/15/24 (Call 02/15/24)(a)	13,389	13,339,263
4.70%, 09/15/28 (Call 06/15/28)(a)	22,466	22,196,408

		142,590,675

Manufacturing — 0.9%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)(a)	5,625	5,434,756
3.63%, 09/14/28 (Call 06/14/28)(a)	7,000	7,153,137
4.00%, 09/14/48 (Call 03/14/48)(a)	13,205	13,264,671
5.70%, 03/15/37(a)	1,410	1,708,312
Eaton Corp.
2.75%, 11/02/22	17,679	17,455,658
4.15%, 11/02/42(a)	4,372	4,197,511
General Electric Co.
2.70%, 10/09/22	33,998	32,904,529
3.10%, 01/09/23	7,465	7,303,074
3.15%, 09/07/22(a)	12,204	12,022,523
3.38%, 03/11/24(a)	6,351	6,224,160
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,297,693
4.13%, 10/09/42	24,442	20,649,547
4.50%, 03/11/44	25,831	23,012,794
4.65%, 10/17/21	7,973	8,178,997
5.88%, 01/14/38	36,161	37,895,220
6.15%, 08/07/37	11,813	12,667,200
6.88%, 01/10/39(a)	21,571	24,956,763
Series A, 6.75%, 03/15/32	35,437	40,593,147

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	$3,206	$3,064,174
3.90%, 09/01/42 (Call 03/01/42)(a)	16,315	16,276,071

		296,259,937

Media — 5.1%
21st Century Fox America Inc.
3.00%, 09/15/22(a)	15,401	15,424,426
6.15%, 03/01/37	18,278	22,780,736
6.15%, 02/15/41(a)	15,518	19,623,725
6.20%, 12/15/34	7,579	9,373,033
6.40%, 12/15/35	12,584	15,931,993
6.65%, 11/15/37(a)	13,308	17,506,642
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	190,327
4.00%, 01/15/26 (Call 10/15/25)	17,974	17,812,448
7.88%, 07/30/30(a)	5,645	7,243,764
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	15,610	14,611,684
4.20%, 03/15/28 (Call 12/15/27)	18,775	18,175,997
4.46%, 07/23/22 (Call 05/23/22)	29,500	30,246,925
4.50%, 02/01/24 (Call 01/01/24)(a)	10,516	10,770,690
4.91%, 07/23/25 (Call 04/23/25)(a)	51,516	53,343,989
5.05%, 03/30/29 (Call 12/30/28)(a)	16,390	16,754,871
5.38%, 04/01/38 (Call 10/01/37)	6,913	6,700,564
5.38%, 05/01/47 (Call 11/01/46)(a)	33,280	31,560,206
5.75%, 04/01/48 (Call 10/01/47)(a)	21,319	21,274,976
6.38%, 10/23/35 (Call 04/23/35)(a)	22,042	23,567,172
6.48%, 10/23/45 (Call 04/23/45)(a)	46,746	50,216,643
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	12,758	15,530,427
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	15,287	14,000,477
2.75%, 03/01/23 (Call 02/01/23)	11,267	11,076,505
2.85%, 01/15/23(a)	7,613	7,543,576
3.00%, 02/01/24 (Call 01/01/24)(a)	19,231	19,045,021
3.13%, 07/15/22(a)	10,442	10,486,293
3.15%, 03/01/26 (Call 12/01/25)(a)	19,127	18,767,036
3.15%, 02/15/28 (Call 11/15/27)	7,182	6,913,266
3.20%, 07/15/36 (Call 01/15/36)(a)	18,501	16,185,359
3.30%, 02/01/27 (Call 11/01/26)	9,043	8,840,585
3.38%, 02/15/25 (Call 11/15/24)	13,182	13,180,434
3.38%, 08/15/25 (Call 05/15/25)	17,506	17,449,911
3.40%, 07/15/46 (Call 01/15/46)(a)	25,074	21,312,727
3.55%, 05/01/28 (Call 02/01/28)(a)	10,851	10,744,874
3.60%, 03/01/24(a)	15,471	15,731,821
3.70%, 04/15/24 (Call 03/15/24)	36,824	37,615,701
3.90%, 03/01/38 (Call 09/01/37)	9,513	9,000,981
3.95%, 10/15/25 (Call 08/15/25)	34,772	35,785,225
3.97%, 11/01/47 (Call 05/01/47)(a)	13,894	12,853,078
4.00%, 08/15/47 (Call 02/15/47)(a)	8,640	8,047,154
4.00%, 03/01/48 (Call 09/01/47)(a)	16,720	15,597,545
4.00%, 11/01/49 (Call 05/01/49)(a)	19,298	17,941,650
4.05%, 11/01/52 (Call 05/01/52)	9,174	8,481,204
4.15%, 10/15/28 (Call 07/15/28)	49,285	50,853,071
4.20%, 08/15/34 (Call 02/15/34)	14,214	14,248,168
4.25%, 10/15/30 (Call 07/15/30)	21,986	22,779,248
4.25%, 01/15/33(a)	21,286	21,758,181
4.40%, 08/15/35 (Call 02/15/35)	12,443	12,553,358
4.60%, 10/15/38 (Call 04/15/38)	35,973	37,119,254

Security	Par (000)	Value

Media (continued)
4.60%, 08/15/45 (Call 02/15/45)	$18,501	$18,886,933
4.65%, 07/15/42(a)	13,310	13,659,840
4.70%, 10/15/48 (Call 04/15/48)(a)	54,335	56,532,568
4.75%, 03/01/44	17,386	18,089,005
4.95%, 10/15/58 (Call 04/15/58)	35,129	37,095,044
5.65%, 06/15/35	4,766	5,417,572
6.40%, 05/15/38(a)	3,411	4,171,174
6.45%, 03/15/37(a)	5,405	6,643,581
6.50%, 11/15/35	11,243	13,716,075
6.95%, 08/15/37	13,197	16,955,024
7.05%, 03/15/33(a)	9,239	11,969,635
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	11,840	11,462,176
3.95%, 03/20/28 (Call 12/20/27)(a)	26,788	25,498,032
4.88%, 04/01/43(a)	14,172	12,754,963
5.00%, 09/20/37 (Call 03/20/37)(a)	17,026	16,081,886
5.20%, 09/20/47 (Call 03/20/47)(a)	21,220	19,955,226
6.35%, 06/01/40(a)	2,946	3,149,580
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)(b)	14,581	14,880,207
4.71%, 01/25/29 (Call 10/25/28)(b)	22,733	23,622,370
5.48%, 01/25/39 (Call 07/25/38)(b)	14,000	14,674,748
5.58%, 01/25/49 (Call 07/25/48)(b)	18,090	19,074,331
NBCUniversal Media LLC
2.88%, 01/15/23(a)	13,466	13,384,012
4.45%, 01/15/43	20,224	20,068,441
5.95%, 04/01/41(a)	4,310	5,088,782
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	3,433	3,461,189
4.50%, 09/15/42 (Call 03/15/42)	14,258	11,957,232
5.50%, 09/01/41 (Call 03/01/41)	10,867	10,339,443
5.88%, 11/15/40 (Call 05/15/40)(a)	11,607	11,500,247
6.55%, 05/01/37	9,280	9,870,699
6.75%, 06/15/39(a)	20,236	21,717,510
7.30%, 07/01/38(a)	20,968	23,706,456
Time Warner Entertainment Co. LP
8.38%, 03/15/23	15,161	17,476,793
8.38%, 07/15/33(a)	13,949	17,630,463
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)(a)	15,085	15,433,756
4.38%, 03/15/43	17,156	14,728,236
5.85%, 09/01/43 (Call 03/01/43)(a)	17,136	17,873,192
6.88%, 04/30/36(a)	12,593	14,309,573
Walt Disney Co. (The)
1.85%, 07/30/26(a)	5,308	4,832,557
2.35%, 12/01/22(a)	12,574	12,355,601
2.75%, 08/16/21	1,768	1,765,940
2.95%, 06/15/27(a)	11,411	11,173,736
3.00%, 02/13/26	15,938	15,768,080
3.15%, 09/17/25(a)	16,120	16,198,941
4.13%, 06/01/44(a)	11,123	11,263,329
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	14,449	13,375,640
3.55%, 06/01/24 (Call 03/01/24)	11,821	11,768,289
3.60%, 07/15/25 (Call 04/15/25)	23,560	23,190,732
3.80%, 02/15/27 (Call 11/15/26)	27,131	26,460,672
4.85%, 07/15/45 (Call 01/15/45)(a)	5,164	4,927,736

		1,660,470,188

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)(a)	$18,444	$18,141,420
3.25%, 06/15/25 (Call 03/15/25)	4,636	4,692,965

		22,834,385

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	7,980	8,292,612
Barrick North America Finance LLC 5.70%, 05/30/41	10,068	11,047,077
5.75%, 05/01/43(a)	10,650	11,789,288
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	12,194	13,692,685
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	1,955	1,949,034
4.13%, 02/24/42(a)	10,613	10,737,280
5.00%, 09/30/43(a)	31,244	35,535,392
Newmont Mining Corp. 3.50%, 03/15/22 (Call 12/15/21)	6,862	6,891,202
4.88%, 03/15/42 (Call 09/15/41)(a)	11,029	11,005,105
6.25%, 10/01/39(a)	7,928	9,104,486
Rio Tinto Alcan Inc., 6.13%, 12/15/33	4,994	6,098,283
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	8,057	8,296,586
5.20%, 11/02/40(a)	18,256	20,860,032
7.13%, 07/15/28(a)	8,971	11,386,910
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,291	11,333,271

		178,019,243

Oil & Gas — 5.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	7,823	9,455,784
Anadarko Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)(a)	16,234	17,353,014
6.20%, 03/15/40(a)	11,144	12,257,614
6.45%, 09/15/36	22,218	25,001,409
6.60%, 03/15/46 (Call 09/15/45)(a)	10,693	12,673,311
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	10,116	10,018,993
4.25%, 01/15/44 (Call 07/15/43)	13,354	11,399,220
4.75%, 04/15/43 (Call 10/15/42)	18,564	16,868,320
5.10%, 09/01/40 (Call 03/01/40)	18,379	17,347,868
6.00%, 01/15/37	8,243	8,644,796
BP Capital Markets America Inc. 2.75%, 05/10/23	18,913	18,631,287
3.02%, 01/16/27 (Call 10/16/26)	6,821	6,580,208
3.12%, 05/04/26 (Call 02/04/26)	10,472	10,244,765
3.22%, 11/28/23 (Call 09/28/23)	10,246	10,269,238
3.22%, 04/14/24 (Call 02/14/24)	9,746	9,759,745
3.25%, 05/06/22	9,671	9,747,929
3.59%, 04/14/27 (Call 01/14/27)	2,647	2,653,200
3.79%, 02/06/24 (Call 01/06/24)	10,000	10,257,474
3.80%, 09/21/25 (Call 07/21/25)(a)	10,255	10,497,409
4.23%, 11/06/28 (Call 08/06/28)	18,615	19,563,269
BP Capital Markets PLC 2.50%, 11/06/22(a)	8,963	8,800,484
3.06%, 03/17/22(a)	13,947	13,981,770
3.28%, 09/19/27 (Call 06/19/27)(a)	15,644	15,294,978
3.51%, 03/17/25	8,773	8,852,865
3.54%, 11/04/24	12,273	12,487,884
3.72%, 11/28/28 (Call 08/28/28)(a)	7,675	7,802,376

Security	Par (000)	Value

Oil & Gas (continued)
3.81%, 02/10/24	$15,383	$15,803,154
3.99%, 09/26/23	13,097	13,567,244
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	9,540	9,316,035
3.85%, 06/01/27 (Call 03/01/27)(a)	15,768	15,441,530
4.95%, 06/01/47 (Call 12/01/46)	9,487	9,845,100
6.25%, 03/15/38(a)	18,369	21,262,040
Cenovus Energy Inc. 4.25%, 04/15/27 (Call 01/15/27)(a)	7,916	7,544,056
4.45%, 09/15/42 (Call 03/15/42)	6,452	5,333,968
5.25%, 06/15/37 (Call 12/15/36)	1,859	1,737,572
5.40%, 06/15/47 (Call 12/15/46)(a)	18,596	17,504,716
6.75%, 11/15/39	15,121	15,874,083
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	18,561	18,255,564
2.57%, 05/16/23 (Call 03/16/23)(a)	13,135	12,957,202
2.90%, 03/03/24 (Call 01/03/24)(a)	8,805	8,767,564
2.95%, 05/16/26 (Call 02/16/26)(a)	26,959	26,497,958
3.19%, 06/24/23 (Call 03/24/23)(a)	26,116	26,378,346
3.33%, 11/17/25 (Call 08/17/25)	8,408	8,508,439
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)(a)	17,408	16,855,366
4.30%, 08/15/28 (Call 05/15/28)(a)	7,275	7,328,816
4.88%, 10/01/47 (Call 04/01/47)(a)	7,881	7,919,289
ConocoPhillips, 6.50%, 02/01/39(a)	31,023	40,566,453
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	10,048	10,318,863
4.95%, 03/15/26 (Call 12/15/25)(a)	18,101	19,824,956
ConocoPhillips Holding Co., 6.95%, 04/15/29	21,464	27,251,235
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)(a)	11,629	11,559,081
4.75%, 05/15/42 (Call 11/15/41)	13,305	12,985,897
5.00%, 06/15/45 (Call 12/15/44)	4,888	4,940,158
5.60%, 07/15/41 (Call 01/15/41)	8,596	9,299,474
5.85%, 12/15/25 (Call 09/15/25)	947	1,044,389
Encana Corp., 6.50%, 08/15/34	12,871	14,711,102
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)(a)	18,984	18,618,888
4.15%, 01/15/26 (Call 10/15/25)	9,761	10,143,128
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	14,494	13,993,777
3.90%, 10/01/27 (Call 07/01/27)(a)	5,337	4,840,151
4.88%, 11/15/21	5,778	5,928,189
Equinor ASA 2.45%, 01/17/23(a)	11,856	11,677,302
2.65%, 01/15/24	13,971	13,769,841
2.75%, 11/10/21(a)	379	378,971
3.15%, 01/23/22	2,505	2,530,749
3.70%, 03/01/24	15,170	15,641,848
3.95%, 05/15/43	8,121	7,956,970
4.80%, 11/08/43	4,957	5,474,493
5.10%, 08/17/40	7,132	8,095,500
Exxon Mobil Corp. 2.40%, 03/06/22 (Call 01/06/22)(a)	6,450	6,385,045
2.71%, 03/06/25 (Call 12/06/24)(a)	16,689	16,450,252
2.73%, 03/01/23 (Call 01/01/23)	17,801	17,774,080
3.04%, 03/01/26 (Call 12/01/25)(a)	38,109	37,887,659
3.18%, 03/15/24 (Call 12/15/23)(a)	8,132	8,232,282
3.57%, 03/06/45 (Call 09/06/44)(a)	7,147	6,848,157
4.11%, 03/01/46 (Call 09/01/45)(a)	31,124	32,383,305

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	$11,421	$11,046,666
5.60%, 02/15/41	11,972	11,632,399
6.00%, 01/15/40	9,472	9,504,271
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)(a)	2,964	2,888,783
3.85%, 06/01/25 (Call 03/01/25)	11,322	11,184,794
4.40%, 07/15/27 (Call 04/15/27)(a)	13,917	14,026,152
6.60%, 10/01/37	12,813	14,705,123
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	9,762	9,643,378
4.75%, 09/15/44 (Call 03/15/44)	9,702	9,298,759
5.13%, 12/15/26 (Call 09/15/26)(b)	237	250,676
6.50%, 03/01/41 (Call 09/01/40)(a)	14,505	16,899,928
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	5,473	5,569,301
5.05%, 11/15/44 (Call 05/15/44)	12,774	11,968,083
5.25%, 11/15/43 (Call 05/15/43)	9,853	9,418,360
6.00%, 03/01/41 (Call 09/01/40)	10,060	10,439,264
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	11,395	11,238,727
3.00%, 02/15/27 (Call 11/15/26)	5,326	5,178,097
3.13%, 02/15/22 (Call 11/15/21)(a)	2,995	3,014,208
3.40%, 04/15/26 (Call 01/15/26)(a)	12,335	12,360,686
3.50%, 06/15/25 (Call 03/15/25)	6,520	6,595,831
4.10%, 02/15/47 (Call 08/15/46)(a)	12,878	12,594,571
4.20%, 03/15/48 (Call 09/15/47)(a)	11,258	11,248,926
4.40%, 04/15/46 (Call 10/15/45)	12,113	12,395,503
4.63%, 06/15/45 (Call 12/15/44)	14,864	15,608,233
Petro-Canada, 6.80%, 05/15/38(a)	11,460	14,225,802
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)(a)	5,134	5,113,474
4.30%, 04/01/22	13,799	14,288,717
4.65%, 11/15/34 (Call 05/15/34)	20,112	20,791,454
4.88%, 11/15/44 (Call 05/15/44)(a)	21,982	22,896,557
5.88%, 05/01/42(a)	19,272	22,343,375
Shell International Finance BV 1.75%, 09/12/21(a)	3,757	3,660,892
2.25%, 01/06/23	16,355	15,968,409
2.38%, 08/21/22(a)	15,175	14,938,633
2.50%, 09/12/26	20,195	19,090,467
2.88%, 05/10/26(a)	24,185	23,500,412
3.25%, 05/11/25	31,647	31,775,579
3.40%, 08/12/23(a)	5,839	5,951,533
3.50%, 11/13/23 (Call 10/13/23)	11,000	11,241,229
3.75%, 09/12/46(a)	13,223	12,598,328
3.88%, 11/13/28 (Call 08/13/28)(a)	19,260	19,943,682
4.00%, 05/10/46(a)	27,588	27,575,036
4.13%, 05/11/35(a)	9,008	9,285,692
4.38%, 05/11/45	38,719	40,706,922
4.55%, 08/12/43	22,622	24,360,740
5.50%, 03/25/40	8,481	10,139,151
6.38%, 12/15/38(a)	24,673	32,152,938
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)(a)	9,384	9,451,777
4.00%, 11/15/47 (Call 05/15/47)(a)	11,575	10,761,304
6.50%, 06/15/38	14,727	17,860,730
6.85%, 06/01/39(a)	6,361	7,981,460
Total Capital Canada Ltd., 2.75%, 07/15/23	2,047	2,018,918

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA 2.70%, 01/25/23(a)	$14,952	$14,779,396
2.75%, 06/19/21(a)	5,203	5,197,718
2.88%, 02/17/22(a)	3,480	3,481,802
3.46%, 02/19/29 (Call 11/19/28)	15,580	15,548,077
3.70%, 01/15/24	8,718	8,946,026
3.75%, 04/10/24(a)	10,025	10,308,839
Total Capital SA, 3.88%, 10/11/28	21,525	22,279,326
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	14,131	13,539,280
4.35%, 06/01/28 (Call 03/01/28)(a)	13,915	14,097,998
6.63%, 06/15/37(a)	17,380	20,597,770
7.50%, 04/15/32	5,745	7,144,295

		1,805,909,904

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	2,833	2,871,174
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)	4,638	4,565,677
3.34%, 12/15/27 (Call 09/15/27)(a)	15,802	14,987,400
4.08%, 12/15/47 (Call 06/15/47)(a)	25,049	22,055,775
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	13,834	13,958,881
3.80%, 11/15/25 (Call 08/15/25)(a)	26,488	26,749,609
4.75%, 08/01/43 (Call 02/01/43)(a)	12,661	12,567,532
4.85%, 11/15/35 (Call 05/15/35)	7,531	7,615,506
5.00%, 11/15/45 (Call 05/15/45)(a)	31,433	32,310,534
6.70%, 09/15/38(a)	10,428	12,687,789
7.45%, 09/15/39(a)	8,185	10,735,132
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)(a)	4,536	4,396,485
3.95%, 12/01/42 (Call 06/01/42)	12,532	10,225,760
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	7,251	7,446,160

		183,173,414

Packaging & Containers — 0.0%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	3,790	3,900,132

Pharmaceuticals — 7.9%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)(a)	15,985	15,606,068
2.90%, 11/06/22(a)	32,907	32,473,394
3.20%, 11/06/22 (Call 09/06/22)(a)	9,660	9,613,734
3.20%, 05/14/26 (Call 02/14/26)(a)	26,246	24,744,401
3.60%, 05/14/25 (Call 02/14/25)(a)	34,598	34,063,665
3.75%, 11/14/23 (Call 10/14/23)(a)	18,505	18,685,570
4.25%, 11/14/28 (Call 08/14/28)(a)	27,276	26,980,945
4.30%, 05/14/36 (Call 11/14/35)(a)	15,327	13,918,855
4.40%, 11/06/42(a)	27,442	24,347,209
4.45%, 05/14/46 (Call 11/14/45)(a)	24,828	21,904,694
4.50%, 05/14/35 (Call 11/14/34)	29,731	27,765,623
4.70%, 05/14/45 (Call 11/14/44)(a)	28,965	26,526,712
4.88%, 11/14/48 (Call 05/14/48)(a)	21,120	19,857,860
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)(a)	26,051	25,695,141
Allergan Funding SCS 3.45%, 03/15/22 (Call 01/15/22)	31,453	31,313,364
3.80%, 03/15/25 (Call 12/15/24)(a)	43,184	42,687,466
3.85%, 06/15/24 (Call 03/15/24)(a)	9,811	9,773,685
4.55%, 03/15/35 (Call 09/15/34)(a)	36,190	33,707,420

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.75%, 03/15/45 (Call 09/15/44)(a)	$17,260	$15,974,373
4.85%, 06/15/44 (Call 12/15/43)(a)	7,911	7,313,372
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)(a)	14,689	14,355,876
3.13%, 06/12/27 (Call 03/12/27)	12,920	12,233,018
3.38%, 11/16/25(a)	29,763	29,255,312
3.50%, 08/17/23 (Call 07/17/23)	10,000	10,051,087
4.00%, 01/17/29 (Call 10/17/28)(a)	13,884	14,006,154
4.00%, 09/18/42	15,595	14,259,170
4.38%, 11/16/45(a)	11,376	11,003,974
4.38%, 08/17/48 (Call 02/17/48)(a)	8,552	8,240,051
6.45%, 09/15/37(a)	30,699	37,265,522
Bristol-Myers Squibb Co. 2.00%, 08/01/22(a)	9,770	9,477,978
3.25%, 02/27/27(a)	11,172	10,864,473
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	10,090	9,799,571
3.08%, 06/15/24 (Call 04/15/24)(a)	10,810	10,359,138
3.41%, 06/15/27 (Call 03/15/27)(a)	15,447	14,442,136
Cigna Corp. 3.75%, 07/15/23 (Call 06/15/23)(a)(b)	35,577	35,999,836
4.13%, 11/15/25 (Call 09/15/25)(b)	27,356	27,789,628
4.38%, 10/15/28 (Call 07/15/28)(a)(b)	41,397	41,953,305
4.80%, 08/15/38 (Call 02/15/38)(a)(b)	31,686	31,546,762
4.90%, 12/15/48 (Call 06/15/48)(a)(b)	32,968	32,586,639
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	14,242	13,909,129
2.88%, 06/01/26 (Call 03/01/26)(a)	20,577	19,145,606
3.50%, 07/20/22 (Call 05/20/22)(a)	12,835	12,893,689
3.70%, 03/09/23 (Call 02/09/23)(a)	69,383	69,731,441
3.88%, 07/20/25 (Call 04/20/25)(a)	30,652	30,615,368
4.00%, 12/05/23 (Call 09/05/23)	16,059	16,330,680
4.10%, 03/25/25 (Call 01/25/25)(a)	66,571	67,467,538
4.30%, 03/25/28 (Call 12/25/27)(a)	103,273	103,295,049
4.78%, 03/25/38 (Call 09/25/37)	55,236	53,749,550
5.05%, 03/25/48 (Call 09/25/47)(a)	91,878	90,875,795
5.13%, 07/20/45 (Call 01/20/45)(a)	44,860	44,614,306
5.30%, 12/05/43 (Call 06/05/43)(a)	5,980	6,067,585
Eli Lilly & Co. 2.35%, 05/15/22(a)	5,783	5,719,839
2.75%, 06/01/25 (Call 03/01/25)(a)	11,170	10,941,299
3.10%, 05/15/27 (Call 02/15/27)(a)	9,801	9,624,339
3.38%, 03/15/29 (Call 12/15/28)	12,755	12,666,621
3.70%, 03/01/45 (Call 09/01/44)	9,881	9,391,251
3.88%, 03/15/39 (Call 09/15/38)	10,000	9,849,367
3.95%, 05/15/47 (Call 11/15/46)(a)	12,755	12,582,342
3.95%, 03/15/49 (Call 09/15/48)	17,315	16,922,259
4.15%, 03/15/59 (Call 09/15/58)	10,000	9,757,579
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	11,185	10,962,904
3.40%, 03/01/27 (Call 12/01/26)(a)	21,406	20,374,685
3.50%, 06/15/24 (Call 03/15/24)	13,481	13,351,471
3.90%, 02/15/22(a)	7,442	7,596,947
4.50%, 02/25/26 (Call 11/27/25)(a)	17,032	17,436,285
4.75%, 11/15/21	3,044	3,158,791
4.80%, 07/15/46 (Call 01/15/46)(a)	20,687	20,332,532
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23(a)	6,446	6,385,628
3.38%, 05/15/23(a)	21,147	21,389,118
3.63%, 05/15/25(a)	18,433	18,762,213

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 05/15/28(a)	$21,899	$22,459,325
6.38%, 05/15/38(a)	32,408	41,121,179
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	19,319	19,260,122
Johnson & Johnson 2.25%, 03/03/22 (Call 02/03/22)(a)	4,698	4,637,256
2.45%, 03/01/26 (Call 12/01/25)(a)	28,683	27,392,411
2.63%, 01/15/25 (Call 11/15/24)(a)	9,511	9,348,138
2.90%, 01/15/28 (Call 10/15/27)(a)	16,129	15,657,362
2.95%, 03/03/27 (Call 12/03/26)	7,637	7,447,702
3.38%, 12/05/23(a)	6,783	6,958,540
3.40%, 01/15/38 (Call 07/15/37)(a)	24,883	23,673,627
3.50%, 01/15/48 (Call 07/15/47)(a)	12,252	11,502,506
3.55%, 03/01/36 (Call 09/01/35)	11,406	11,036,383
3.63%, 03/03/37 (Call 09/03/36)	15,850	15,446,678
3.70%, 03/01/46 (Call 09/01/45)(a)	14,157	13,748,879
3.75%, 03/03/47 (Call 09/03/46)(a)	15,477	15,152,639
4.38%, 12/05/33 (Call 06/05/33)	8,119	8,722,314
5.95%, 08/15/37	17,809	22,458,132
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	4,250	4,266,762
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,893	11,356,335
Merck & Co. Inc. 2.35%, 02/10/22(a)	2,810	2,780,272
2.40%, 09/15/22 (Call 06/15/22)(a)	7,942	7,830,170
2.75%, 02/10/25 (Call 11/10/24)(a)	35,181	34,456,472
2.80%, 05/18/23	14,917	14,846,159
3.70%, 02/10/45 (Call 08/10/44)(a)	30,407	28,941,027
4.15%, 05/18/43(a)	8,933	9,133,339
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)	13,049	12,306,815
5.20%, 04/15/48 (Call 10/15/47)	2,475	2,105,816
Mylan NV 3.95%, 06/15/26 (Call 03/15/26)(a)	32,740	30,576,269
3.95%, 06/15/26 (Call 03/15/26)(b)	1,937	1,811,037
5.25%, 06/15/46 (Call 12/15/45)(a)	7,957	6,863,469
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	10,528	10,402,795
2.40%, 09/21/22(a)	20,989	20,658,979
3.00%, 11/20/25 (Call 08/20/25)(a)	11,326	11,260,225
3.10%, 05/17/27 (Call 02/17/27)(a)	9,462	9,328,455
3.40%, 05/06/24(a)	30,111	30,795,137
4.00%, 11/20/45 (Call 05/20/45)(a)	19,956	19,976,688
4.40%, 05/06/44(a)	21,062	22,391,735
Pfizer Inc. 2.20%, 12/15/21(a)	3,007	2,966,589
2.75%, 06/03/26	26,054	25,149,825
3.00%, 06/15/23(a)	14,875	14,973,172
3.00%, 12/15/26(a)	34,056	33,328,094
3.20%, 09/15/23 (Call 08/15/23)	6,468	6,558,433
3.40%, 05/15/24(a)	17,271	17,723,452
3.60%, 09/15/28 (Call 06/15/28)	12,380	12,593,426
4.00%, 12/15/36	14,137	14,263,865
4.10%, 09/15/38 (Call 03/15/38)(a)	1,890	1,925,287
4.13%, 12/15/46	10,426	10,547,822
4.20%, 09/15/48 (Call 03/15/48)(a)	18,669	19,177,497
4.30%, 06/15/43	11,383	11,771,864
4.40%, 05/15/44	5,279	5,548,217
7.20%, 03/15/39(a)	22,576	31,827,597
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,037	4,099,778

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)(a)	$3,046	$2,973,373
2.88%, 09/23/23 (Call 07/23/23)(a)	25,798	24,951,057
3.20%, 09/23/26 (Call 06/23/26)	34,344	32,292,966
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/23 (Call 10/26/23)(b)	14,600	15,086,088
5.00%, 11/26/28 (Call 08/26/28)(a)(b)	22,885	23,958,036
Wyeth LLC 5.95%, 04/01/37	18,774	23,153,032
6.50%, 02/01/34	10,007	12,969,563
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	10,028	9,349,453
3.25%, 02/01/23 (Call 11/01/22)(a)	18,707	18,633,734
3.95%, 09/12/47 (Call 03/12/47)	903	815,389
4.50%, 11/13/25 (Call 08/13/25)	9,198	9,632,065
4.70%, 02/01/43 (Call 08/01/42)(a)	11,770	11,992,856

		2,570,718,066

Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27 (Call 09/01/27)(a)	1,525	1,498,674
5.25%, 01/15/25 (Call 01/15/21)	1,850	1,890,899
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	9,647	9,842,205
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	13,127	13,014,974
Enbridge Inc. 4.00%, 10/01/23 (Call 07/01/23)	1,275	1,297,792
4.25%, 12/01/26 (Call 09/01/26)(a)	10,080	10,272,694
5.50%, 12/01/46 (Call 06/01/46)(a)	9,816	11,162,920
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	6,750	6,720,313
4.05%, 03/15/25 (Call 12/15/24)(a)	12,510	12,426,640
4.50%, 04/15/24 (Call 03/15/24)	10,000	10,285,687
4.75%, 01/15/26 (Call 10/15/25)(a)	9,671	9,854,058
4.95%, 06/15/28 (Call 03/15/28)(a)	3,837	3,921,225
5.15%, 03/15/45 (Call 09/15/44)(a)	13,275	12,373,310
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,521,610
5.25%, 04/15/29 (Call 01/15/29)(a)	15,029	15,696,441
5.30%, 04/15/47 (Call 10/15/46)	18,206	17,168,232
6.13%, 12/15/45 (Call 06/15/45)(a)	10,419	10,759,005
6.25%, 04/15/49 (Call 10/15/48)	20,955	22,427,105
6.50%, 02/01/42 (Call 08/01/41)(a)	12,923	13,949,487
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(a)	11,354	11,746,820
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	8,036	8,514,400
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)(a)	15,215	15,253,337
3.70%, 02/15/26 (Call 11/15/25)(a)	9,133	9,147,582
3.75%, 02/15/25 (Call 11/15/24)(a)	14,021	14,206,090
3.90%, 02/15/24 (Call 11/15/23)(a)	12,139	12,412,880
3.95%, 02/15/27 (Call 11/15/26)	10	10,156
4.15%, 10/16/28 (Call 07/16/28)(a)	11,855	12,165,845
4.25%, 02/15/48 (Call 08/15/47)(a)	15,602	14,638,940
4.45%, 02/15/43 (Call 08/15/42)(a)	12,984	12,564,869
4.80%, 02/01/49 (Call 08/01/48)	12,280	12,502,785
4.85%, 08/15/42 (Call 02/15/42)	11,904	12,039,503
4.85%, 03/15/44 (Call 09/15/43)(a)	16,308	16,675,693
4.90%, 05/15/46 (Call 11/15/45)(a)	8,964	9,216,892
5.10%, 02/15/45 (Call 08/15/44)	16,079	16,943,328
5.95%, 02/01/41	10,201	11,645,372

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP 4.75%, 07/15/23 (Call 06/15/23)	$2,073	$2,085,312
5.50%, 07/15/28 (Call 04/15/28)	12,675	12,629,127
Kinder Morgan Energy Partners LP 3.95%, 09/01/22 (Call 06/01/22)(a)	8,220	8,360,136
5.50%, 03/01/44 (Call 09/01/43)	10,254	10,588,405
6.95%, 01/15/38	12,632	15,102,914
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)(a)	10,645	10,532,041
4.30%, 06/01/25 (Call 03/01/25)(a)	16,991	17,416,093
4.30%, 03/01/28 (Call 12/01/27)(a)	14,065	14,205,715
5.05%, 02/15/46 (Call 08/15/45)	7,946	7,827,704
5.20%, 03/01/48 (Call 09/01/47)(a)	12,167	12,310,912
5.30%, 12/01/34 (Call 06/01/34)	14,741	15,318,847
5.55%, 06/01/45 (Call 12/01/44)(a)	17,350	18,208,214
7.75%, 01/15/32	11,181	14,047,342
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)(a)	14,567	14,089,977
4.13%, 03/01/27 (Call 12/01/26)(a)	14,631	14,341,115
4.50%, 07/15/23 (Call 04/15/23)(a)	13,820	14,306,995
4.50%, 04/15/38 (Call 10/15/37)	18,382	16,909,723
4.70%, 04/15/48 (Call 10/15/47)	17,826	16,276,648
4.80%, 02/15/29 (Call 11/15/28)	9,628	9,861,720
4.88%, 12/01/24 (Call 09/01/24)	17,694	18,480,845
4.88%, 06/01/25 (Call 03/01/25)(a)	14,753	15,363,702
5.20%, 03/01/47 (Call 09/01/46)(a)	9,343	9,131,592
5.50%, 02/15/49 (Call 08/15/48)	19,151	19,620,027
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)(a)	10,353	10,499,831
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	8,912	8,917,441
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	7,451	7,260,576
3.65%, 06/01/22 (Call 03/01/22)	6,917	6,908,166
4.50%, 12/15/26 (Call 09/15/26)(a)	5,034	5,035,981
4.65%, 10/15/25 (Call 07/15/25)(a)	17,035	17,442,234
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	21,040	20,752,335
5.00%, 03/15/27 (Call 09/15/26)	13,437	13,946,895
5.63%, 04/15/23 (Call 01/15/23)(a)	19,687	20,993,390
5.63%, 03/01/25 (Call 12/01/24)(a)	18,479	19,969,241
5.75%, 05/15/24 (Call 02/15/24)(a)	19,536	21,125,287
5.88%, 06/30/26 (Call 12/31/25)(a)	23,667	25,817,372
6.25%, 03/15/22 (Call 12/15/21)(a)	4,362	4,666,497
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	3,893	4,076,363
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)(a)	13,288	12,729,382
5.35%, 05/15/45 (Call 11/15/44)	9,279	8,770,244
5.40%, 10/01/47 (Call 04/01/47)(a)	17,354	16,588,999
TransCanada PipeLines Ltd. 2.50%, 08/01/22(a)	11,901	11,672,519
4.25%, 05/15/28 (Call 02/15/28)(a)	16,372	16,691,468
4.63%, 03/01/34 (Call 12/01/33)	15,164	15,426,907
4.88%, 01/15/26 (Call 10/15/25)(a)	12,742	13,468,104
4.88%, 05/15/48 (Call 11/15/47)(a)	12,427	12,505,555
5.10%, 03/15/49 (Call 09/15/48)(a)	12,635	13,052,980
6.10%, 06/01/40(a)	11,319	12,970,624
6.20%, 10/15/37	12,408	14,229,280
7.63%, 01/15/39(a)	13,842	18,196,790
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	10,450	12,804,162

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	$10,078	$10,025,198
3.60%, 03/15/22 (Call 01/15/22)	14,204	14,287,792
3.75%, 06/15/27 (Call 03/15/27)	18,735	18,171,341
3.90%, 01/15/25 (Call 10/15/24)(a)	8,525	8,543,988
4.00%, 09/15/25 (Call 06/15/25)	8,995	9,044,718
4.30%, 03/04/24 (Call 12/04/23)(a)	16,244	16,631,065
4.85%, 03/01/48 (Call 09/01/47)(a)	8,290	7,934,135
5.10%, 09/15/45 (Call 03/15/45)	12,611	12,486,553
6.30%, 04/15/40(a)	16,690	18,805,676

		1,166,231,958

Real Estate Investment Trusts — 1.3%
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	12,552	11,996,717
3.50%, 01/31/23(a)	12,858	12,838,764
3.55%, 07/15/27 (Call 04/15/27)	7,023	6,732,665
4.00%, 06/01/25 (Call 03/01/25)	13,499	13,609,435
5.00%, 02/15/24	17,194	18,220,753
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	13,324	12,328,858
3.20%, 01/15/25 (Call 10/15/24)(a)	8,019	7,782,698
3.65%, 02/01/26 (Call 11/03/25)(a)	6,739	6,640,460
3.85%, 02/01/23 (Call 11/01/22)	11,852	12,030,194
4.50%, 12/01/28 (Call 09/01/28)(a)	8,280	8,599,518
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	12,941	13,028,251
Crown Castle International Corp. 3.15%, 07/15/23 (Call 06/15/23)(a)	9,368	9,177,491
3.20%, 09/01/24 (Call 07/01/24)	8,726	8,467,194
3.65%, 09/01/27 (Call 06/01/27)(a)	20,206	19,407,758
3.70%, 06/15/26 (Call 03/15/26)(a)	11,329	11,038,080
3.80%, 02/15/28 (Call 11/15/27)(a)	18,571	17,976,238
4.45%, 02/15/26 (Call 11/15/25)(a)	12,583	12,834,228
4.88%, 04/15/22	5,811	6,040,218
5.25%, 01/15/23(a)	15,768	16,650,333
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	12,874	12,409,897
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)(a)	11,073	11,398,999
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,114,896
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	11,382	11,767,215
5.30%, 01/15/29 (Call 10/15/28)	12,023	12,193,011
5.38%, 04/15/26	12,697	13,087,423
HCP Inc. 3.88%, 08/15/24 (Call 05/17/24)(a)	9,703	9,723,717
4.00%, 06/01/25 (Call 03/01/25)(a)	11,288	11,324,972
4.25%, 11/15/23 (Call 08/15/23)(a)	6,303	6,425,782
Realty Income Corp. 3.25%, 10/15/22 (Call 07/15/22)	3,282	3,293,367
4.65%, 08/01/23 (Call 05/01/23)(a)	100	105,142
Simon Property Group LP 3.25%, 11/30/26 (Call 08/30/26)(a)	15,789	15,381,664
3.30%, 01/15/26 (Call 10/15/25)(a)	19,482	19,140,621
3.38%, 10/01/24 (Call 07/01/24)(a)	16,710	16,778,935
3.38%, 06/15/27 (Call 03/15/27)	5,863	5,740,327
3.38%, 12/01/27 (Call 09/01/27)	2,054	2,009,858
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	12,501	12,605,528

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 7.38%, 03/15/32	$19,559	$24,934,099

		415,835,306

Retail — 3.5%
Costco Wholesale Corp. 2.30%, 05/18/22 (Call 04/18/22)(a)	7,970	7,878,997
2.75%, 05/18/24 (Call 03/18/24)	16,523	16,398,078
3.00%, 05/18/27 (Call 02/18/27)(a)	14,200	13,859,437
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	18,507	18,268,443
Dollar Tree Inc. 3.70%, 05/15/23 (Call 04/15/23)(a)	7,506	7,439,221
4.00%, 05/15/25 (Call 03/15/25)(a)	6,799	6,673,041
4.20%, 05/15/28 (Call 02/15/28)(a)	23,782	22,569,199
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)(a)	13,815	12,710,944
2.63%, 06/01/22 (Call 05/01/22)(a)	14,629	14,578,259
2.70%, 04/01/23 (Call 01/01/23)(a)	12,955	12,925,295
2.80%, 09/14/27 (Call 06/14/27)(a)	13,523	13,011,833
3.00%, 04/01/26 (Call 01/01/26)(a)	12,100	11,867,766
3.35%, 09/15/25 (Call 06/15/25)(a)	12,098	12,273,729
3.50%, 09/15/56 (Call 03/15/56)(a)	4,601	4,014,283
3.75%, 02/15/24 (Call 11/15/23)(a)	12,634	13,093,195
3.90%, 12/06/28 (Call 09/06/28)	5,910	6,141,092
3.90%, 06/15/47 (Call 12/15/46)(a)	6,529	6,304,252
4.20%, 04/01/43 (Call 10/01/42)(a)	15,014	15,128,898
4.25%, 04/01/46 (Call 10/01/45)(a)	16,661	16,952,596
4.40%, 03/15/45 (Call 09/15/44)	14,541	15,039,130
4.50%, 12/06/48 (Call 06/06/48)(a)	20,105	21,231,471
4.88%, 02/15/44 (Call 08/15/43)(a)	14,675	16,138,652
5.88%, 12/16/36(a)	31,204	37,872,713
5.95%, 04/01/41 (Call 10/01/40)	13,951	17,292,029
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)(a)	12,554	11,479,799
3.10%, 05/03/27 (Call 02/03/27)(a)	20,526	19,363,551
3.12%, 04/15/22 (Call 01/15/22)(a)	5,914	5,904,371
3.38%, 09/15/25 (Call 06/15/25)	4,432	4,332,525
3.70%, 04/15/46 (Call 10/15/45)(a)	14,678	12,399,826
4.05%, 05/03/47 (Call 11/03/46)(a)	19,582	17,452,179
4.38%, 09/15/45 (Call 03/15/45)(a)	12,131	11,294,017
4.65%, 04/15/42 (Call 10/15/41)	14,276	13,880,115
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	13,068	12,170,623
McDonald’s Corp. 2.63%, 01/15/22(a)	11,403	11,315,951
3.35%, 04/01/23 (Call 03/01/23)(a)	10,964	11,049,663
3.50%, 03/01/27 (Call 12/01/26)(a)	11,698	11,551,665
3.70%, 01/30/26 (Call 10/30/25)(a)	20,019	20,166,182
3.80%, 04/01/28 (Call 01/01/28)	15,068	15,035,217
4.45%, 03/01/47 (Call 09/01/46)(a)	10,973	10,690,428
4.45%, 09/01/48 (Call 03/01/48)(a)	8,655	8,417,849
4.70%, 12/09/35 (Call 06/09/35)(a)	11,951	12,282,340
4.88%, 12/09/45 (Call 06/09/45)(a)	23,086	23,756,584
6.30%, 10/15/37(a)	12,982	15,480,113
6.30%, 03/01/38(a)	5,913	7,072,121
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	2,290	2,218,660
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	6,728	6,712,450
3.50%, 03/01/28 (Call 12/01/27)(a)	1,298	1,268,051
3.80%, 08/15/25 (Call 06/15/25)(a)	16,956	17,184,569

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.85%, 10/01/23 (Call 07/01/23)(a)	$5,875	$6,001,556
4.00%, 11/15/28 (Call 08/15/28)(a)	8,160	8,259,147
4.50%, 11/15/48 (Call 05/15/48)(a)	15,505	14,944,744
Target Corp.
2.50%, 04/15/26(a)	11,604	11,041,099
2.90%, 01/15/22(a)	8,957	9,007,842
3.50%, 07/01/24(a)	14,849	15,226,984
3.63%, 04/15/46	14,123	12,696,628
3.90%, 11/15/47 (Call 05/15/47)(a)	10,081	9,486,894
4.00%, 07/01/42(a)	16,356	15,841,368
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	13,797	12,737,308
Walgreen Co., 3.10%, 09/15/22(a)	10,688	10,655,332
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)(a)	2,120	2,131,592
3.45%, 06/01/26 (Call 03/01/26)(a)	29,957	28,678,624
3.80%, 11/18/24 (Call 08/18/24)(a)	24,953	25,021,688
4.80%, 11/18/44 (Call 05/18/44)(a)	16,463	15,355,496
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	18,295	18,014,964
2.55%, 04/11/23 (Call 01/11/23)(a)	25,693	25,433,249
2.65%, 12/15/24 (Call 10/15/24)(a)	11,909	11,729,772
3.30%, 04/22/24 (Call 01/22/24)(a)	29,517	30,018,795
3.40%, 06/26/23 (Call 05/26/23)	38,899	39,652,466
3.55%, 06/26/25 (Call 04/26/25)(a)	25,825	26,490,983
3.63%, 12/15/47 (Call 06/15/47)(a)	17,585	16,449,929
3.70%, 06/26/28 (Call 03/26/28)(a)	38,036	38,956,110
3.95%, 06/28/38 (Call 12/28/37)	17,624	17,688,028
4.00%, 04/11/43 (Call 10/11/42)(a)	1,327	1,318,741
4.05%, 06/29/48 (Call 12/29/47)	36,030	36,332,407
4.30%, 04/22/44 (Call 10/22/43)	1,851	1,924,074
5.25%, 09/01/35(a)	25,186	29,324,183
5.63%, 04/01/40(a)	3,311	4,005,946
5.63%, 04/15/41(a)	5,583	6,784,173
5.88%, 04/05/27	1,302	1,529,199
6.20%, 04/15/38(a)	2,614	3,307,768

		1,128,188,491

Semiconductors — 1.7%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	13,622	13,106,966
3.90%, 12/15/25 (Call 09/15/25)	11,750	11,743,494
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	18,969	18,727,690
4.35%, 04/01/47 (Call 10/01/46)(a)	9,888	9,918,652
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	9,246	8,805,138
3.00%, 01/15/22 (Call 12/15/21)(a)	7,280	7,148,185
3.13%, 01/15/25 (Call 11/15/24)	20,544	19,033,406
3.50%, 01/15/28 (Call 10/15/27)(a)	17,309	15,422,701
3.63%, 01/15/24 (Call 11/15/23)(a)	28,604	27,790,411
3.88%, 01/15/27 (Call 10/15/26)	57,950	53,644,315
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	10,506	10,363,780
2.60%, 05/19/26 (Call 02/19/26)(a)	13,859	13,283,882
2.70%, 12/15/22(a)	19,359	19,268,946
2.88%, 05/11/24 (Call 03/11/24)(a)	12,861	12,727,923
3.10%, 07/29/22(a)	12,122	12,247,025
3.15%, 05/11/27 (Call 02/11/27)(a)	14,856	14,739,692
3.70%, 07/29/25 (Call 04/29/25)(a)	28,233	29,061,972
3.73%, 12/08/47 (Call 06/08/47)(a)	18,153	17,306,407

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 12/15/32(a)	$18,230	$19,360,743
4.10%, 05/19/46 (Call 11/19/45)(a)	20,340	20,506,011
4.10%, 05/11/47 (Call 11/11/46)(a)	22,089	22,195,559
4.80%, 10/01/41(a)	2,215	2,454,890
4.90%, 07/29/45 (Call 01/29/45)	1,840	2,081,310
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)(a)	2,226	2,182,080
3.20%, 09/16/26 (Call 06/16/26)	13,784	13,391,859
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	13,701	13,355,409
2.90%, 05/20/24 (Call 03/20/24)(a)	17,164	16,589,275
3.00%, 05/20/22(a)	18,003	17,918,451
3.25%, 05/20/27 (Call 02/20/27)(a)	20,253	19,129,406
3.45%, 05/20/25 (Call 02/20/25)(a)	24,960	24,546,308
4.30%, 05/20/47 (Call 11/20/46)	16,856	15,118,199
4.65%, 05/20/35 (Call 11/20/34)(a)	18,156	17,724,759
4.80%, 05/20/45 (Call 11/20/44)	21,978	21,133,555
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(a)	22,184	22,606,674

		564,635,073

Software — 3.8%
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	76	73,846
3.00%, 08/15/26 (Call 05/15/26)(a)	15,202	14,171,842
3.50%, 04/15/23 (Call 01/15/23)(a)	2,024	2,011,057
5.00%, 10/15/25 (Call 07/15/25)	11,525	12,131,842
Fiserv Inc.
3.80%, 10/01/23 (Call 09/01/23)	2,286	2,295,652
3.85%, 06/01/25 (Call 03/01/25)(a)	8,601	8,616,314
4.20%, 10/01/28 (Call 07/01/28)	3,220	3,180,042
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	30,189	29,214,493
2.13%, 11/15/22(a)	5,979	5,881,091
2.38%, 02/12/22 (Call 01/12/22)(a)	1,995	1,976,640
2.38%, 05/01/23 (Call 02/01/23)(a)	13,375	13,206,732
2.40%, 08/08/26 (Call 05/08/26)(a)	42,720	40,542,156
2.65%, 11/03/22 (Call 09/03/22)(a)	9,768	9,751,123
2.70%, 02/12/25 (Call 11/12/24)(a)	33,308	32,799,653
2.88%, 02/06/24 (Call 12/06/23)(a)	33,602	33,592,343
3.13%, 11/03/25 (Call 08/03/25)(a)	20,532	20,652,285
3.30%, 02/06/27 (Call 11/06/26)(a)	37,026	37,241,162
3.45%, 08/08/36 (Call 02/08/36)	19,870	19,284,222
3.50%, 02/12/35 (Call 08/12/34)	11,230	10,981,368
3.50%, 11/15/42(a)	7,034	6,643,543
3.63%, 12/15/23 (Call 09/15/23)(a)	24,919	25,836,777
3.70%, 08/08/46 (Call 02/08/46)(a)	52,657	51,372,869
3.75%, 02/12/45 (Call 08/12/44)(a)	23,875	23,400,243
3.95%, 08/08/56 (Call 02/08/56)(a)	36,000	35,370,277
4.00%, 02/12/55 (Call 08/12/54)	19,594	19,455,063
4.10%, 02/06/37 (Call 08/06/36)	27,813	29,051,502
4.20%, 11/03/35 (Call 05/03/35)(a)	19,661	20,780,466
4.45%, 11/03/45 (Call 05/03/45)(a)	38,118	41,491,710
4.50%, 10/01/40(a)	17,751	19,302,207
4.50%, 02/06/57 (Call 08/06/56)	29,925	32,610,613
4.75%, 11/03/55 (Call 05/03/55)(a)	8,513	9,596,836
5.20%, 06/01/39	4,554	5,386,135
5.30%, 02/08/41	14,849	17,754,177
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	31,501	33,273,379

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	$1,478	$1,445,146
2.40%, 09/15/23 (Call 07/15/23)(a)	25,163	24,449,727
2.50%, 05/15/22 (Call 03/15/22)(a)	26,187	25,868,008
2.50%, 10/15/22	25,170	24,834,363
2.63%, 02/15/23 (Call 01/15/23)	19,160	18,893,983
2.65%, 07/15/26 (Call 04/15/26)	40,442	38,408,875
2.95%, 11/15/24 (Call 09/15/24)(a)	29,752	29,421,982
2.95%, 05/15/25 (Call 02/15/25)(a)	27,849	27,357,913
3.25%, 11/15/27 (Call 08/15/27)(a)	47,301	46,552,528
3.40%, 07/08/24 (Call 04/08/24)(a)	31,315	31,673,929
3.63%, 07/15/23(a)	14,208	14,563,379
3.80%, 11/15/37 (Call 05/15/37)(a)	20,334	19,491,237
3.85%, 07/15/36 (Call 01/15/36)(a)	20,745	20,080,268
3.90%, 05/15/35 (Call 11/15/34)(a)	13,184	12,907,564
4.00%, 07/15/46 (Call 01/15/46)	50,065	47,873,069
4.00%, 11/15/47 (Call 05/15/47)(a)	24,871	23,798,926
4.13%, 05/15/45 (Call 11/15/44)(a)	27,361	26,717,518
4.30%, 07/08/34 (Call 01/08/34)(a)	12,209	12,688,483
4.38%, 05/15/55 (Call 11/15/54)	4,039	4,021,457
4.50%, 07/08/44 (Call 01/08/44)(a)	11,350	11,726,329
5.38%, 07/15/40(a)	26,939	30,934,905
6.13%, 07/08/39(a)	6,766	8,374,545
6.50%, 04/15/38(a)	11,977	15,313,277
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	9,782	9,891,502
3.70%, 04/11/28 (Call 01/11/28)(a)	17,920	18,361,000
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	9,389	9,193,666
3.90%, 08/21/27 (Call 05/21/27)	25,142	23,460,739

		1,247,233,978

Telecommunications — 6.8%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	10,039	9,803,009
3.00%, 02/15/22(a)	16,911	16,829,565
3.00%, 06/30/22 (Call 04/30/22)	10,370	10,278,409
3.20%, 03/01/22 (Call 02/01/22)	12,036	12,030,309
3.40%, 05/15/25 (Call 02/15/25)(a)	61,977	60,401,638
3.60%, 02/17/23 (Call 12/17/22)(a)	20,955	21,091,040
3.80%, 03/15/22(a)	12,188	12,385,146
3.80%, 03/01/24 (Call 01/01/24)(a)	14,766	14,893,273
3.90%, 03/11/24 (Call 12/11/23)(a)	8,931	9,047,753
3.95%, 01/15/25 (Call 10/15/24)	19,401	19,464,362
4.10%, 02/15/28 (Call 11/15/27)	26,534	26,148,774
4.13%, 02/17/26 (Call 11/17/25)(a)	29,907	29,944,518
4.25%, 03/01/27 (Call 12/01/26)(a)	32,686	32,836,990
4.30%, 02/15/30 (Call 11/15/29)	35,792	35,126,806
4.30%, 12/15/42 (Call 06/15/42)(a)	28,291	24,792,156
4.35%, 03/01/29 (Call 12/01/28)	21,829	21,683,922
4.35%, 06/15/45 (Call 12/15/44)(a)	30,948	26,930,860
4.45%, 04/01/24 (Call 01/01/24)	19,497	20,192,932
4.50%, 05/15/35 (Call 11/15/34)(a)	39,975	37,628,883
4.50%, 03/09/48 (Call 09/09/47)(a)	60,884	54,346,751
4.55%, 03/09/49 (Call 09/09/48)(a)	30,680	27,428,945
4.75%, 05/15/46 (Call 11/15/45)(a)	36,741	34,108,302
4.80%, 06/15/44 (Call 12/15/43)(a)	33,425	31,381,609
4.85%, 03/01/39 (Call 09/01/38)	24,807	23,669,150
4.90%, 08/15/37 (Call 02/14/37)	10,306	9,981,625
5.15%, 03/15/42(a)	15,544	15,261,357
5.15%, 11/15/46 (Call 05/15/46)(a)	28,231	27,537,288

Security	Par (000)	Value

Telecommunications (continued)
5.15%, 02/15/50 (Call 08/14/49)(a)	$25,146	$24,290,395
5.25%, 03/01/37 (Call 09/01/36)	29,228	29,430,179
5.35%, 09/01/40(a)	20,032	20,077,443
5.45%, 03/01/47 (Call 09/01/46)(a)	20,474	20,852,077
5.55%, 08/15/41	4,812	4,925,384
5.65%, 02/15/47 (Call 08/15/46)(a)	18,973	19,779,749
5.70%, 03/01/57 (Call 09/01/56)	14,658	14,889,853
6.00%, 08/15/40 (Call 05/15/40)(a)	17,367	18,692,882
6.30%, 01/15/38(a)	252	280,577
6.38%, 03/01/41(a)	4,022	4,547,568
British Telecommunications PLC, 9.63%, 12/15/30	24,414	34,113,411
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	22,128	21,563,926
2.50%, 09/20/26 (Call 06/20/26)(a)	9,597	9,121,301
2.95%, 02/28/26(a)	13,234	13,005,323
3.63%, 03/04/24(a)	20,664	21,399,665
5.50%, 01/15/40(a)	19,635	24,009,236
5.90%, 02/15/39(a)	18,093	23,104,300
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	45,411	60,549,542
Motorola Solutions Inc., 3.75%, 05/15/22	1,732	1,737,014
Orange SA
4.13%, 09/14/21(a)	3,685	3,802,532
5.38%, 01/13/42(a)	7,875	8,527,190
5.50%, 02/06/44 (Call 08/06/43)(a)	7,334	8,034,144
9.00%, 03/01/31(a)	31,775	44,573,376
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)(a)	15,343	15,891,848
4.30%, 02/15/48 (Call 08/15/47)(a)	5,559	5,382,907
5.00%, 03/15/44 (Call 09/15/43)(a)	11,219	11,874,523
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	16,015	15,753,030
4.57%, 04/27/23(a)	7,082	7,368,638
4.67%, 03/06/38(a)	14,357	13,225,387
4.90%, 03/06/48(a)	15,956	14,707,106
5.21%, 03/08/47	29,183	27,986,870
5.52%, 03/01/49 (Call 09/01/48)	5,000	4,987,500
7.05%, 06/20/36(a)	20,053	23,534,901
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,971	11,590,209
Verizon Communications Inc.
2.63%, 08/15/26(a)	38,450	35,915,138
3.38%, 02/15/25	29,092	29,091,395
3.50%, 11/01/24 (Call 08/01/24)	21,360	21,566,970
3.85%, 11/01/42 (Call 05/01/42)(a)	8,556	7,694,341
3.88%, 02/08/29 (Call 11/08/28)(a)	3,025	3,023,719
4.02%, 12/03/29(b)	46,170	46,311,280
4.13%, 03/16/27(a)	43,670	44,662,440
4.13%, 08/15/46	15,764	14,556,487
4.27%, 01/15/36(a)	35,266	34,492,112
4.33%, 09/21/28(a)	139,186	143,932,799
4.40%, 11/01/34 (Call 05/01/34)(a)	17,204	17,271,810
4.50%, 08/10/33(a)	34,460	35,217,279
4.52%, 09/15/48(a)	52,703	51,486,820
4.67%, 03/15/55	52,018	50,480,785
4.75%, 11/01/41	8,257	8,371,835
4.81%, 03/15/39(a)	13,119	13,466,076
4.86%, 08/21/46(a)	59,250	60,886,645
5.01%, 04/15/49	43,368	45,559,745
5.01%, 08/21/54(a)	49,496	50,622,811
5.15%, 09/15/23	3,692	4,007,923

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37(a)	$25,154	$27,362,174
5.50%, 03/16/47(a)	12,623	14,102,373
6.55%, 09/15/43(a)	7,751	9,555,797
Vodafone Group PLC
2.50%, 09/26/22(a)	7,302	7,080,073
2.95%, 02/19/23(a)	20,648	20,183,905
3.75%, 01/16/24(a)	23,804	23,729,622
4.13%, 05/30/25(a)	20,783	20,868,547
4.38%, 05/30/28(a)	34,450	34,074,002
4.38%, 02/19/43(a)	15,473	13,251,577
5.00%, 05/30/38(a)	13,286	12,666,556
5.25%, 05/30/48(a)	34,754	33,187,220
6.15%, 02/27/37(a)	25,786	27,640,975

		2,211,156,589

Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)(a)	3,783	3,913,995
3.90%, 08/01/46 (Call 02/01/46)(a)	13,749	13,259,776
4.05%, 06/15/48 (Call 12/15/47)	5,986	5,878,017
4.13%, 06/15/47 (Call 12/15/46)(a)	7,686	7,660,276
4.15%, 04/01/45 (Call 10/01/44)(a)	12,764	12,799,673
4.15%, 12/15/48 (Call 06/15/48)(a)	13,234	13,313,851
4.45%, 03/15/43 (Call 09/15/42)	12,898	13,407,063
4.55%, 09/01/44 (Call 03/01/44)(a)	12,749	13,369,718
4.90%, 04/01/44 (Call 10/01/43)(a)	5,101	5,612,576
5.75%, 05/01/40 (Call 11/01/39)(a)	11,719	14,089,456
Cie. de Chemin de Fer Canadien Pacifique, 6.13%, 09/15/15 (Call 03/15/15)(a)	3,756	4,360,565
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	439	405,515
3.25%, 06/01/27 (Call 03/01/27)(a)	18,172	17,486,436
3.80%, 03/01/28 (Call 12/01/27)(a)	4,636	4,616,765
3.80%, 11/01/46 (Call 05/01/46)(a)	3,790	3,392,899
4.10%, 03/15/44 (Call 09/15/43)	12,696	11,937,571
4.25%, 03/15/29 (Call 12/15/28)	5,000	5,145,300
4.30%, 03/01/48 (Call 09/01/47)(a)	10,839	10,467,919
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	10,009	9,718,173
4.00%, 01/15/24(a)	5,988	6,164,782
4.05%, 02/15/48 (Call 08/15/47)	23,545	20,419,552
4.40%, 01/15/47 (Call 07/15/46)(a)	10,646	9,683,103
4.55%, 04/01/46 (Call 10/01/45)	13,578	12,687,560
4.75%, 11/15/45 (Call 05/15/45)(a)	18,660	17,958,259
4.95%, 10/17/48 (Call 04/17/48)(a)	1,763	1,744,884
5.10%, 01/15/44(a)	10,754	10,842,262
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)(a)	7,175	7,139,208
3.80%, 10/01/51 (Call 04/01/51)(a)	10,120	8,927,607
3.95%, 09/10/28 (Call 06/10/28)(a)	30,569	31,232,390
4.16%, 07/15/22 (Call 04/15/22)(a)	6,939	7,182,306
4.30%, 03/01/49 (Call 09/01/48)(a)	5,025	4,903,415
4.38%, 09/10/38 (Call 03/10/38)	12,648	12,608,045
4.50%, 09/10/48 (Call 03/10/48)	11,784	11,852,695

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.45%, 10/01/22	$5,181	$5,136,032
2.50%, 04/01/23 (Call 03/01/23)	16,386	16,111,340
3.05%, 11/15/27 (Call 08/15/27)(a)	14,497	14,139,729
3.75%, 11/15/47 (Call 05/15/47)(a)	11,264	10,388,800
6.20%, 01/15/38	21,940	27,248,763

		407,206,276

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	21,031	19,396,349
6.59%, 10/15/37(a)	1,912	2,438,005

		21,834,354

Total Corporate Bonds & Notes — 98.8% (Cost: $33,040,812,554)		32,138,442,972

U.S. Government Obligations

U.S. Government Obligations — 0.0%
U.S. Treasury Note/Bond, 3.00%, 02/15/48(a)	10,000	9,830,402

Total U.S. Government Obligations — 0.0% (Cost: $9,932,523)		9,830,402

Short-Term Investments

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(f)(g)(h)	3,058,759	3,059,982,217
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(f)(g)	188,176	188,176,431

		3,248,158,648

Total Short-Term Investments — 10.0% (Cost: $3,247,032,129)		3,248,158,648

Total Investments in Securities — 108.8% (Cost: $36,297,777,206)		35,396,432,022

Other Assets, Less Liabilities — (8.8)%		(2,876,458,632)

Net Assets — 100.0%		$32,519,973,390

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,425,888	—		(367,129	)(b)	3,058,759	$3,059,982,217	$10,038,489	(c)	$76,445	$951,048
BlackRock Cash Funds: Treasury, SL Agency Shares	107,658	80,518	(b)	—		188,176	188,176,431	2,796,541		—	—
PNC Bank N.A.
2.15%, 04/29/21(d)	14,331	—		(14,331)		—	N/A	93,367		(478,239)	474,968
2.45%, 07/28/22(d)	1,367	—		—		1,367	N/A	33,014		—	43,371
2.55%, 12/09/21(d)	11,815	—		(4,553)		7,262	N/A	193,894		(98,087)	244,650
2.63%, 02/17/22(d)	17,722	10,000		(7,575)		20,147	N/A	533,701		(65,197)	455,641
2.70%, 11/01/22(d)	21,889	1,000		(15,070)		7,819	N/A	257,699		(491,212)	669,663
2.95%, 01/30/23(d)	11,926	—		(9,653)		2,273	N/A	103,301		(300,507)	295,856
2.95%, 02/23/25(d)	13,200	—		(5,463)		7,737	N/A	230,340		(186,807)	535,782
3.10%, 10/25/27(d)	2,938	25,000		(4,151)		23,787	N/A	628,688		35,836	113,138
3.25%, 06/01/25(d)	18,440	—		(1,007)		17,433	N/A	531,423		(36,057)	781,877
3.50%, 06/08/23(d)	—	13,245		—		13,245	N/A	177,771		—	—
3.80%, 07/25/23(d)	12,012	—		(4,553)		7,459	N/A	232,665		(122,905)	339,329
4.05%, 07/26/28(d)	—	17,580		(900)		16,680	N/A	301,925		2,145	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(d)	3,494	1,080		(1,491)		3,083	N/A	99,778		(73,497)	158,115
3.30%, 03/08/22(d)	10,630	—		(4)		10,626	N/A	279,868		(96)	237,612
3.90%, 04/29/24(d)	7,596	—		(4,551)		3,045	N/A	114,709		(67,461)	114,913

							$3,248,158,648	$16,647,173		$(1,805,639)	$5,415,963

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(586,890)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$0	(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the year.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$32,138,442,972	$—	$32,138,442,972
U.S. Government Obligations	—	9,830,402	—	9,830,402
Money Market Funds	3,248,158,648	—	—	3,248,158,648

	$3,248,158,648	$32,148,273,374	$—	$35,396,432,022

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities

February 28, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$15,070,194,894	$32,148,273,374
Affiliated(c)	3,737,368,907	3,248,158,648
Cash	1,333,268	453,386
Receivables:
Investments sold	58,727,901	74,417,514
Securities lending income — Affiliated	1,439,866	742,686
Capital shares sold	22,468,899	8,975,380
Dividends	371,240	369,074
Interest	248,854,962	343,432,761

Total assets	19,140,759,937	35,824,822,823

LIABILITIES
Collateral on securities loaned, at value	3,540,434,454	3,058,681,844
Payables:
Investments purchased	214,391,017	241,138,727
Capital shares redeemed	38,394,496	1,480,204
Investment advisory fees	5,676,000	3,548,658

Total liabilities	3,798,895,967	3,304,849,433

NET ASSETS	$15,341,863,970	$32,519,973,390

NET ASSETS CONSIST OF:
Paid-in capital	$16,660,112,419	$33,567,996,064
Accumulated loss	(1,318,248,449)	(1,048,022,674)

NET ASSETS	$15,341,863,970	$32,519,973,390

Shares outstanding	179,000,000	280,600,000

Net asset value	$85.71	$115.89

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,364,927,722	$2,943,916,981
(b) Investments, at cost — Unaffiliated	$15,567,053,774	$33,050,745,077
(c) Investments, at cost — Affiliated	$3,736,186,466	$3,247,032,129

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,318,650	$2,796,541
Interest — Unaffiliated	824,067,747	1,199,381,118
Interest — Affiliated	—	3,812,143
Securities lending income — Affiliated — net	22,007,060	10,038,489
Other income — Unaffiliated	2,391,220	3,043

Total investment income	851,784,677	1,216,031,334

EXPENSES
Investment advisory fees	72,959,257	46,920,280

Total expenses	72,959,257	46,920,280

Net investment income	778,825,420	1,169,111,054

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(90,216,076)	(157,853,814)
Investments — Affiliated	198,538	(213,376)
In-kind redemptions — Unaffiliated	(83,560,666)	(450,062,071)
In-kind redemptions — Affiliated	—	(1,592,263)
Futures contracts	—	(586,890)
Foreign currency transactions	(36,287)	—

Net realized loss	(173,614,491)	(610,308,414)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	137,161,188	221,608,433
Investments — Affiliated	837,192	5,415,963

Net change in unrealized appreciation (depreciation)	137,998,380	227,024,396

Net realized and unrealized loss	(35,616,111)	(383,284,018)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$743,209,309	$785,827,036

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$778,825,420	$917,067,469	$1,169,111,054	$1,156,409,466
Net realized gain (loss)	(173,614,491)	211,898,895	(610,308,414)	273,864,055
Net change in unrealized appreciation (depreciation)	137,998,380	(572,278,455)	227,024,396	(753,064,134)

Net increase in net assets resulting from operations	743,209,309	556,687,909	785,827,036	677,209,387

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(786,516,158)	(936,329,183)	(1,173,825,530)	(1,129,426,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	113,715,886	(2,943,402,425)	245,691,487	1,876,304,924

NET ASSETS(b)
Total increase (decrease) in net assets	70,409,037	(3,323,043,699)	(142,307,007)	1,424,087,391
Beginning of year	15,271,454,933	18,594,498,632	32,662,280,397	31,238,193,006

End of year	$15,341,863,970	$15,271,454,933	$32,519,973,390	$32,662,280,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$86.13	$88.08	$79.10	$91.71	$94.64

Net investment income(a)	4.46	4.42	4.64	4.79	4.96
Net realized and unrealized gain (loss)(b)	(0.36)	(1.92)	8.89	(12.62)	(2.89)

Net increase (decrease) from investment operations	4.10	2.50	13.53	(7.83)	2.07

Distributions(c)
From net investment income	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Total distributions	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Net asset value, end of year	$85.71	$86.13	$88.08	$79.10	$91.71

Total Return
Based on net asset value	4.95%	2.87%	17.54%	(8.76)%	2.22%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.49%	0.50%	0.50%

Net investment income	5.25%	5.05%	5.46%	5.60%	5.37%

Supplemental Data
Net assets, end of year (000)	$15,341,864	$15,271,455	$18,594,499	$15,543,922	$18,021,179

Portfolio turnover rate(d)	14%	17%	13%	11%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$117.11	$118.42	$114.80	$121.46	$117.02

Net investment income(a)	4.15	3.86	3.88	4.00	4.06
Net realized and unrealized gain (loss)(b)	(1.20)	(1.39)	3.63	(6.70)	4.42

Net increase (decrease) from investment operations	2.95	2.47	7.51	(2.70)	8.48

Distributions(c)
From net investment income	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Total distributions	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Net asset value, end of year	$115.89	$117.11	$118.42	$114.80	$121.46

Total Return
Based on net asset value	2.64%	2.06%	6.57%	(2.19)%	7.35%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.62%	3.22%	3.24%	3.44%	3.42%

Supplemental Data
Net assets, end of year (000)	$32,519,973	$32,662,280	$31,238,193	$25,071,298	$22,044,157

Portfolio turnover rate(d)	10%	10%	11%	13%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$88,245,173	$88,245,173		$—	$—
Barclays Capital Inc.	530,671,514	530,671,514		—	—
BMO Capital Markets	28,626,541	28,626,541		—	—
BNP Paribas Prime Brokerage International Ltd.	111,037,252	111,037,252		—	—
Citigroup Global Markets Inc.	290,377,798	290,377,798		—	—
Credit Suisse Securities (USA) LLC	94,911,105	94,911,105		—	—
Deutsche Bank Securities Inc.	108,691,504	108,691,504		—	—
Goldman Sachs & Co.	685,739,667	685,739,667		—	—
HSBC Securities (USA) Inc.	32,427,463	32,427,463		—	—
Jefferies LLC	8,858,806	8,858,806		—	—
JPMorgan Securities LLC	625,312,564	625,312,564		—	—
Merrill Lynch, Pierce, Fenner & Smith	73,245,465	73,245,465		—	—
Morgan Stanley & Co. LLC	42,626,256	42,626,256		—	—
MUFG Securities Americas Inc.	8,024	8,024		—	—
Nomura Securities International Inc.	22,987,090	22,987,090		—	—
RBC Capital Markets LLC	391,360,621	391,360,621		—	—
Scotia Capital (USA) Inc.	290,175	290,175		—	—
State Street Bank & Trust Company	6,117,672	6,117,672		—	—
UBS AG	18,368,718	18,368,718		—	—
UBS Securities LLC	4,492,617	4,492,617		—	—
Wells Fargo Securities LLC	200,531,697	200,531,697		—	—

	$3,364,927,722	$3,364,927,722		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$160,054,312	$160,054,312		$—	$—
Barclays Capital Inc.	99,231,838	99,231,838		—	—
BMO Capital Markets	38,515,471	38,515,471		—	—
BNP Paribas Prime Brokerage International Ltd.	64,204,147	64,204,147		—	—
BNP Paribas Securities Corp.	199,136	199,136		—	—
Citigroup Global Markets Inc.	159,289,312	159,289,312		—	—
Credit Suisse Securities (USA) LLC	134,786,585	134,786,585		—	—
Deutsche Bank Securities Inc.	65,096,633	65,096,633		—	—
Goldman Sachs & Co.	277,248,578	277,248,578		—	—
HSBC Securities (USA) Inc.	161,259,528	161,259,528		—	—
Jefferies LLC	13,994,657	13,994,657		—	—
JPMorgan Securities LLC	531,613,842	531,613,842		—	—
Merrill Lynch, Pierce, Fenner & Smith	115,282,788	115,282,788		—	—
Morgan Stanley & Co. LLC	166,642,924	166,642,924		—	—
MUFG Securities Americas Inc.	100,526,184	100,526,184		—	—
Nomura Securities International Inc.	18,258,288	18,258,288		—	—
RBC Capital Markets LLC	327,240,975	327,240,975		—	—
Scotia Capital (USA) Inc.	6,922,768	6,922,768		—	—
SG Americas Securities LLC	11,222,825	11,222,825		—	—
State Street Bank & Trust Company	39,574,261	39,574,261		—	—
UBS AG	110,681,244	110,681,244		—	—
UBS Securities LLC	5,910,444	5,910,444		—	—
Wells Fargo Securities LLC	336,160,241	336,160,241		—	—

	$2,943,916,981	$2,943,916,981		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The iShares iBoxx $ Investment Grade Corporate Bond ETF used futures contracts to mitigate or maintain duration risk in line with its underlying index as securities were purchased and sold. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$6,098,624
iBoxx $ Investment Grade Corporate Bond	3,409,374

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$826,198	$46,325,650
iBoxx $ Investment Grade Corporate Bond	68,846,751	883,797,313

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,116,860,849	$1,957,913,497
iBoxx $ Investment Grade Corporate Bond	24,831,055	14,987,861	4,600,692,591	3,096,463,411

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$37,379,309,994	$37,228,440,554
iBoxx $ Investment Grade Corporate Bond	22,329,631,951	23,585,490,293

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
iBoxx $ High Yield Corporate Bond	$(85,475,759)	$85,475,759
iBoxx $ Investment Grade Corporate Bond	(458,466,057)	458,466,057

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
iBoxx $ High Yield Corporate Bond
Ordinary income	$786,516,158	$936,329,183

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,173,825,530	$1,129,426,920

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBoxx $ High Yield Corporate Bond	$58,924,104	$(880,749,485)	$(496,423,068)	$(1,318,248,449)
iBoxx $ Investment Grade Corporate Bond	97,426,256	(240,484,386)	(904,964,544)	(1,048,022,674)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$19,304,096,256	$31,018,183	$(527,550,638)	$(496,532,455)
iBoxx $ Investment Grade Corporate Bond	36,301,396,566	88,120,314	(993,084,858)	(904,964,544)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	455,300,000	$38,560,415,044	234,300,000	$20,454,486,063
Shares redeemed	(453,600,000)	(38,446,699,158)	(268,100,000)	(23,397,888,488)

Net increase(decrease)	1,700,000	$113,715,886	(33,800,000)	$(2,943,402,425)

iBoxx $ Investment Grade Corporate Bond
Shares sold	210,900,000	$24,164,921,854	213,200,000	$25,559,315,034
Shares redeemed	(209,200,000)	(23,919,230,367)	(198,100,000)	(23,683,010,110)

Net increase	1,700,000	$245,691,487	15,100,000	$1,876,304,924

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

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Notes to Financial Statements  (continued)

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
iBoxx $ High Yield Corporate Bond	$936,329,183
iBoxx $ Investment Grade Corporate Bond	1,129,426,920

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
iBoxx $ High Yield Corporate Bond	$62,019,010
iBoxx $ Investment Grade Corporate Bond	102,140,732

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBoxx $ High Yield Corporate Bond	$478,787,475
iBoxx $ Investment Grade Corporate Bond	896,189,011

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
iBoxx $ High Yield Corporate Bond	$1,592,186
iBoxx $ Investment Grade Corporate Bond	1,398,966

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	63

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond(a)	$4.472067	$—	$0.045146	$4.517213	99%	—%	1%		100%
iBoxx $ Investment Grade Corporate Bond(a)	4.166404	—	0.002614	4.169018	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	20	1.59
Greater than 0.5% and Less than 1.0%	145	11.53
Greater than 0.0% and Less than 0.5%	907	72.10
At NAV	10	0.79
Less than 0.0% and Greater than –0.5%	158	12.56
Less than –0.5% and Greater than –1.0%	16	1.27
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

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Supplemental Information  (unaudited) (continued)

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	17	1.35%
Greater than 0.0% and Less than 0.5%	986	78.37
At NAV	27	2.15
Less than 0.0% and Greater than –0.5%	226	17.97
Less than –0.5% and Greater than –1.0%	2	0.16

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2018 is USD 1.4 million. This figure is comprised of fixed remuneration of USD 607.11 thousand and variable remuneration of USD 797.75 thousand. There were a total of 469 beneficiaries of the remuneration described above.

S U P P L E M E N T A L I N F O R M A T I O N	65

Supplemental Information (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 195.03 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 25.58 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2018 is USD 3.17 million. This figure is comprised of fixed remuneration of USD 1.37 million and variable remuneration of USD1.8 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 439.92 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 57.7 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S.ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	67

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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71

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

▶	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2019 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 3.17% for the reporting period.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

In this environment, AAA and government-equivalent securities generally gained the most, while BBB bonds — the lowest-rated portion of the investment-grade market and therefore the most economically sensitive — were among the poorest performers. The market’s bias toward higher quality was also reflected in the broad sector performance, where corporate bonds gained the least, U.S. Treasury and government agency securities performed in line with the broad bond market, and high-quality mortgage-backed securities (“MBS”) posted the highest gains.

MBS outperformed other sectors of the bond market as the rate of both foreclosures and delinquencies on residential mortgage payments declined to the lowest level in 18 years during the reporting period. Supply and demand effects were mixed, however. Mortgage origination slowed as refinancing volume declined to its lowest level in 18 years and the pace of new and existing home sales declined, thereby limiting the supply of MBS. Simultaneously, the Fed increased efforts to reduce its balance sheet, removing a large source of demand and support for MBS prices. Ultimately, the combination of high credit quality with slightly higher yields than U.S. Treasuries benefited MBS performance.

With regards to corporate bonds, concerns about the pace of future economic growth and investor risk aversion meant investment-grade corporate bonds posted the poorest performance in a decade during calendar year 2018. Nevertheless, credit fundamentals and supply generally benefited corporate bond performance. Strong earnings growth and a slower pace of bond issuance meant the ratio of debt to earnings generally improved, reducing debt on corporate balance sheets.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.81%	1.48%	3.81%	3.48%
Fund Market	4.08	1.59	4.08	3.74
Index	3.73	1.44	3.73	3.39

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.00	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	68.4%
Corporate Bonds & Notes	26.1
Foreign Government Obligations	3.8
Collaterized Mortgage Obligations	1.7

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	71.0%
Aa	1.2
A	6.9
Baa	11.4
Ba	4.5
B	2.9
Caa	0.9
Not Rated	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.04%	4.63%	6.05%	2.04%	25.41%	71.96%
Fund Market	2.27	4.66	6.07	2.27	25.58	72.18
Index	2.12	4.77	6.24	2.12	26.25	74.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the ICE BofAML 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.60	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	51.1%
U. S. Government & Agency Obligations	37.5
Foreign Government Obligations	8.4
Municipal Debt Obligations	3.0

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	39.5%
Aa	6.2
A	19.6
Baa	27.7
Ba	4.1
B	1.4
Caa	0.3
C	0.1
Not Rated	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$208,712
Citigroup Commercial Mortgage Trust, Series 2017-P7,
Class A4, 3.71%, 04/14/50	150	152,738
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	131,319
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	144,233
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	125	128,187
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	170,431
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	50	51,041

		986,661

Total Collaterized Mortgage Obligations — 1.7% (Cost: $999,095)		986,661

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)(b)	5	5,221
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	25	24,153

		29,374

Aerospace & Defense — 0.6%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	24,830
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	25	25,151
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	30	29,781
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/20)(b)	25	25,213
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,302
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	25	25,625
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2	1,991
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	25,419
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	30	29,114
3.20%, 02/01/27 (Call 11/01/26)	5	4,820
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	24,175
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	24,846
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	25	25,576
6.50%, 07/15/24 (Call 07/15/19)	50	50,502
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	25	23,221

		345,566

Agriculture — 0.2%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	9,416
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	10	9,609
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	10	9,547
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	45	45,420
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	25	22,123

		96,115

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	19	18,762
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	24,317

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	$19	$19,767

		62,846

Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	4,724
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	8,983

		13,707

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(b)	25	25,185
American Honda Finance Corp., 2.30%, 09/09/26	10	9,227
BMW U.S. Capital LLC, 3.75%, 04/12/28 (Call 01/12/28)(b)	25	24,611
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	25	22,655
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	22,627
3.95%, 04/13/24 (Call 02/13/24)	5	4,866
4.30%, 07/13/25 (Call 04/13/25)	30	29,201
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	25	25,796
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	25	22,248
Toyota Motor Credit Corp., 3.40%, 04/14/25	25	25,239

		211,655

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	24,648
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	24,975
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	30	30,750
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	8,558

		88,931

Banks — 4.0%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(a)(c)	25	24,580
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	25	24,125
3.59%, 07/21/28 (Call 07/21/27)(a)(c)	25	24,433
3.88%, 08/01/25	10	10,196
4.00%, 04/01/24	55	56,564
4.20%, 08/26/24	25	25,619
4.45%, 03/03/26	50	50,977
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	49,829
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	25	23,622
3.25%, 05/16/27 (Call 02/16/27)	25	24,685
Bank of Nova Scotia (The), 4.50%, 12/16/25	50	51,318
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	25	24,496
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	23,976
3.52%, 10/27/28 (Call 10/27/27)(a)(c)	50	48,390
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	25	24,481
3.89%, 01/10/28 (Call 01/10/27)(a)(c)	25	24,895
4.40%, 06/10/25	25	25,425
4.45%, 09/29/27	25	25,123
4.60%, 03/09/26	25	25,571
5.50%, 09/13/25	5	5,399
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	25	25,216
Commonwealth Bank of Australia, 2.85%, 05/18/26(b)	25	23,729
Deutsche Bank AG/London, 3.70%, 05/30/24	25	23,826
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	25,164
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(b)	10	9,396
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	75	73,775
3.81%, 04/23/29 (Call 04/23/28)(a)(c)	25	24,284

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 07/08/24 (Call 04/08/24)	$25	$25,187
3.85%, 01/26/27 (Call 01/26/26)	40	39,262
4.00%, 03/03/24	25	25,401
4.22%, 05/01/29 (Call 05/01/28)(a)(c)	25	25,065
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	30	29,409
3.63%, 05/13/24	25	25,309
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	50	49,913
3.90%, 07/15/25 (Call 04/15/25)	10	10,229
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	25	25,359
4.01%, 04/23/29 (Call 04/23/28)(a)(c)	25	25,258
4.13%, 12/15/26	25	25,278
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	25	25,628
KeyCorp., 4.10%, 04/30/28	75	76,228
KfW
2.00%, 05/02/25	35	33,607
2.50%, 11/20/24	35	34,679
2.88%, 04/03/28(d)	25	25,056
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	27,922
2.00%, 01/13/25	35	33,670
2.38%, 06/10/25	10	9,796
Series 37, 2.50%, 11/15/27	5	4,858
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	25,044
3.78%, 03/02/25	25	25,379
3.96%, 03/02/28	15	15,312
4.05%, 09/11/28	25	25,773
Morgan Stanley
3.13%, 07/27/26	25	23,859
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	25	24,293
3.70%, 10/23/24	25	25,116
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	25	24,622
3.88%, 01/27/26	25	25,074
3.95%, 04/23/27	5	4,881
4.00%, 07/23/25	25	25,401
4.35%, 09/08/26	10	10,040
5.00%, 11/24/25	15	15,765
Series F, 3.88%, 04/29/24	30	30,449
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	20	19,326
Northern Trust Corp., 3.95%, 10/30/25	25	25,923
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	5	4,869
3.90%, 04/29/24 (Call 03/29/24)	15	15,265
Royal Bank of Canada, 4.65%, 01/27/26	55	57,681
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	9,766
4.50%, 07/17/25 (Call 04/17/25)	40	40,618
Santander UK PLC, 4.00%, 03/13/24	25	25,921
State Street Corp., 2.65%, 05/19/26	35	33,524
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	50	48,919
3.54%, 01/17/28	25	24,831
3.78%, 03/09/26	25	25,269
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	25,782
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)	10	10,164
3.95%, 11/17/25 (Call 10/17/24)	25	25,994
Series V, 2.38%, 07/22/26 (Call 06/22/26)	40	37,544

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$35	$34,044
3.00%, 04/22/26	25	23,957
3.00%, 10/23/26	25	23,856
3.30%, 09/09/24	25	24,883
3.55%, 09/29/25	25	24,996
3.58%, 05/22/28 (Call 05/22/27)(a)(c)	25	24,674
4.10%, 06/03/26	10	10,074
4.15%, 01/24/29 (Call 10/25/28)	25	25,583
Westpac Banking Corp.
2.70%, 08/19/26	25	23,520
3.35%, 03/08/27	25	24,529

		2,348,728

Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(b)	25	24,688
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	50	51,603
Coca-Cola Co. (The), 2.25%, 09/01/26	25	23,203
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	24,272
4.65%, 11/15/28 (Call 08/15/28)	15	15,391
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)(b)	20	20,367
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	4,599
PepsiCo Inc., 2.38%, 10/06/26 (Call 07/06/26)	55	51,536

		215,659

Biotechnology — 0.2%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	50	50,728
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	1,994
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	25,062
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5	4,731
3.50%, 02/01/25 (Call 11/01/24)	5	5,003
3.65%, 03/01/26 (Call 12/01/25)	25	24,933

		112,451

Building Materials — 0.1%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	23,513
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	23,469
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,127
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(b)	25	26,092

		83,201

Chemicals — 0.3%
CF Industries Inc., 4.50%, 12/01/26(b)	25	24,881
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)	25	26,044
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	25	24,976
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	9,287
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	24,436
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	25	24,366
3.45%, 06/01/27 (Call 03/01/27)	5	4,759
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(d)	25	23,676

		162,425

Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(b)	10	9,534
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	25	24,450
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(b)	25	24,940

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	$5	$5,038
8.25%, 11/15/26 (Call 11/15/21)(b)	5	4,899
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	30,972
Star Merger Sub Inc.
6.88%, 08/15/26 (Call 02/15/22)(b)	2	2,006
10.25%, 02/15/27 (Call 02/15/22)(b)	5	5,141
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(b)	25	19,995
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	25	24,998
5.75%, 11/15/24 (Call 05/15/19)	25	25,745
5.88%, 09/15/26 (Call 09/15/21)	10	10,224

		187,942

Computers — 0.6%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	25	23,681
2.75%, 01/13/25 (Call 11/13/24)	25	24,534
2.85%, 05/11/24 (Call 03/11/24)	40	39,727
2.90%, 09/12/27 (Call 06/12/27)	25	24,137
3.25%, 02/23/26 (Call 11/23/25)	25	25,023
3.35%, 02/09/27 (Call 11/09/26)	5	4,999
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	10	9,702
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(b)	25	26,532
7.13%, 06/15/24 (Call 06/06/19)(b)	25	26,475
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	20	19,961
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	26,010
International Business Machines Corp., 7.00%, 10/30/25	25	30,217
Seagate HDD Cayman, 4.75%, 01/01/25	25	24,071
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	20,704
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	23,633

		349,406

Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The)
2.45%, 11/03/26	5	4,766
2.85%, 08/11/27	10	9,816

		14,582

Distribution & Wholesale — 0.0%
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	10	9,912

Diversified Financial Services — 1.3%
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	25	22,765
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(d)	25	26,584
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	25	25,359
4.20%, 11/06/25 (Call 10/06/25)	25	25,975
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,838
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	15	14,298
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	25,020
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	75	72,550
3.75%, 04/24/24 (Call 03/24/24)	5	5,004
3.75%, 03/09/27 (Call 02/09/27)	5	4,803
3.80%, 01/31/28 (Call 12/31/27)	25	23,979
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	24,309
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	5	4,933

Security	Par (000)	Value

Diversified Financial Services (continued)
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	$10	$8,575
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,405
3.95%, 11/06/24 (Call 08/06/24)	25	24,877
4.10%, 02/09/27 (Call 11/09/26)	25	24,269
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	23,712
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	25,808
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	30,731
Jefferies Group LLC, 6.45%, 06/08/27	10	10,600
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	25	25,255
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	4,931
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	25	24,403
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26
(Call 07/15/21)(b)	10	10,249
Navient Corp., 6.13%, 03/25/24	25	24,436
NFP Corp., 6.88%, 07/15/25 (Call 03/15/20)(b)	10	9,522
ORIX Corp., 3.70%, 07/18/27	25	24,602
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(b)	25	24,712
Springleaf Finance Corp., 6.88%, 03/15/25	25	25,611
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	22,759
4.25%, 08/15/24 (Call 05/15/24)	25	24,472
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	24,436
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	25	25,087

		738,869

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(e)	200	200,662
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	10	10,299
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,890
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	9,885
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	23,854
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,281
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	10	9,575
5.88%, 01/15/24 (Call 11/01/19)(b)	25	25,522
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	9,561
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	10	10,199
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	23,198
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	10	9,312
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	25,079
3.70%, 09/01/28 (Call 06/01/28)	25	25,398
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	9,222
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	25	25,088
Enel Chile SA, 4.88%, 06/12/28	50	51,518
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	25	25,398
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	25	25,253
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	9,898
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	15	15,398
Georgia Power Co., 3.25%, 04/01/26 (Call 03/01/26)	25	23,755
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	10	10,194
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	9,711
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	27,051
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	14,670

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	$25	$24,682
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,403
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	25,419
Public Service Electric &Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	20	20,304
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	23,010
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	10	9,788
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	9,534
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,641
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	10,429
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	50	49,032

		850,113

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	25,209
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,204

		34,413

Electronics — 0.1%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	25	23,693
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,528
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	23,883
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	25,289

		82,393

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	23,711
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	10	9,025
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)	10	9,992

		42,728

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)(d)	25	22,516
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(b)	25	24,208

		46,724

Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	20,485
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	24,242

		44,727

Food — 0.5%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)	25	25,085
7.50%, 03/15/26 (Call 03/15/22)(b)	2	2,060
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	23,892
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	25,246
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(b)	25	25,312
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	47,015
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	23,065
4.88%, 02/15/25 (Call 02/15/20)(b)	30	30,468
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	9,610
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	25	25,125
McCormick &Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	10	9,740
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	20,220
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(b)	25	24,748

Security	Par (000)	Value

Food (continued)
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	$10	$9,668
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	5	4,801

		306,055

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	24,689

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,404
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	25	25,350

		35,754

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	24,838
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,553
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,080
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	24,228

		68,699

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,211

Health Care – Products — 0.5%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	23	23,317
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	26,784
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	30	29,126
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	50	50,179
Medtronic Inc., 3.50%, 03/15/25	55	55,860
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	30	29,758
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	35	33,022
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	25	24,311

		272,357

Health Care – Services — 0.7%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	30	29,933
3.65%, 12/01/27 (Call 09/01/27)	25	24,600
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	25,234
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(b)	25	25,748
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	25	24,771
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	25	26,348
5.38%, 02/01/25	50	51,846
5.63%, 09/01/28 (Call 03/01/28)	25	25,878
5.88%, 02/01/29 (Call 08/01/28)	5	5,235
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	25,064
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	25	24,630
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,053
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	25,694
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 05/01/20)	25	24,792
6.25%, 02/01/27 (Call 02/01/22)(b)	6	6,186
UnitedHealth Group Inc.
3.75%, 07/15/25	25	25,690
3.88%, 12/15/28	25	25,691
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)	10	10,208
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	10	9,344

		426,945

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified — 0.4%
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(e)	$200	$209,146

Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/20)	10	9,364
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,022
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	25,126
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	25,176

		64,688

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	9,397

Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	10	9,482
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	15	15,311

		24,793

Housewares — 0.1%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	28,221

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	8,834
Aflac Inc., 3.63%, 11/15/24	25	25,523
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	10	9,856
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	35	34,310
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	25,413
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	15	15,208
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	10	9,479
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	24,191
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	24,782
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	22,423
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	15	15,066
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	23,636
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	24,587
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	25,643
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	4,910
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	25	25,469
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	29,341
Manulife Financial Corp., 4.15%, 03/04/26	25	25,851
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(d)	25	23,383
Marsh & McLennan Companies Inc., 3.50%, 06/03/24 (Call 03/03/24)	25	25,115
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	4,878
MetLife Inc.
3.60%, 04/10/24	5	5,120
3.60%, 11/13/25 (Call 08/13/25)	25	25,251
New York Life Global Funding, 3.00%, 01/10/28(b)	25	24,185
Principal Life Global Funding II, 3.00%, 04/18/26(b)	15	14,474
Progressive Corp. (The), 2.45%, 01/15/27	15	13,976
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	25,619
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	25	23,169

		559,692

Internet — 0.3%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	30	27,789
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	35	34,526
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	24,875
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	25	25,484

Security	Par (000)	Value

Internet (continued)
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(b)	$5	$4,977
Netflix Inc., 4.38%, 11/15/26(d)	25	24,055
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	24,771
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	24,812

		191,289

Iron & Steel — 0.2%
ArcelorMittal, 6.13%, 06/01/25	25	27,142
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	25	24,419
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	24,592
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	25	24,738
Vale Overseas Ltd., 6.25%, 08/10/26	25	26,488

		127,379

Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(b)	25	25,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,890

		50,015

Machinery — 0.2%
Caterpillar Financial Services Corp., 3.25%, 12/01/24	25	25,420
John Deere Capital Corp., 3.45%, 03/13/25	25	25,325
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	8,747
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)	25	24,993

		84,485

Manufacturing — 0.2%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	24,195
General Electric Co., 3.45%, 05/15/24 (Call 02/13/24)	25	24,503
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	4,790
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(b)	10	8,759
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	25	24,225
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	25	23,980

		110,452

Media — 1.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	24,836
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	25	22,773
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/22)(b)	25	24,615
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,798
5.88%, 04/01/24 (Call 04/01/19)(b)	25	26,089
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	25	24,210
4.91%, 07/23/25 (Call 04/23/25)	30	31,060
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	9,156
3.15%, 03/01/26 (Call 12/01/25)	25	24,534
3.30%, 02/01/27 (Call 11/01/26)	25	24,463
3.60%, 03/01/24	5	5,085
4.15%, 10/15/28 (Call 07/15/28)	25	25,814
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(b)	25	23,783
3.85%, 02/01/25 (Call 11/01/24)(b)	25	24,949
CSC Holdings LLC, 5.25%, 06/01/24	50	49,759
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)(b)	5	4,932
4.90%, 03/11/26 (Call 12/11/25)	25	25,749
DISH DBS Corp., 5.88%, 11/15/24	25	21,066

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	$25	$25,983
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,277
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/19)(b)	25	25,210
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(b)	25	21,995
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	25,522
Walt Disney Co. (The), 1.85%, 07/30/26	25	22,773
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	25	24,599
3.80%, 02/15/27 (Call 11/15/26)	10	9,737

		599,767

Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(b)	25	24,320
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	10	10,136

		34,456

Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	24,757
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	25	23,803
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	15	15,805
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	5	5,147
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	25	23,563

		93,075

Office & Business Equipment — 0.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(d)	10	9,242

Oil & Gas — 2.3%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	5	5,345
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)(d)	25	24,015
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	24,111
3.22%, 04/14/24 (Call 02/14/24)	25	25,081
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	14,717
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	25	25,077
3.85%, 06/01/27 (Call 03/01/27)	35	34,266
Chesapeake Energy Corp., 8.00%, 06/15/27 (Call 06/15/22)(d)	10	9,898
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	24,579
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	206,960
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	25	27,377
Ecopetrol SA, 4.13%, 01/16/25	100	99,566
Ensco PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	21,007
EP Energy LLC/Everest Acquisition Finance Inc., 7.75%, 05/15/26 (Call 05/15/21)(b)	25	22,155
Equinor ASA
3.25%, 11/10/24	25	25,292
3.70%, 03/01/24	25	25,785
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(b)	10	8,428
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	25	24,867
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	22,549
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(b)	10	7,122
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	25,216
MEG Energy Corp., 7.00%, 03/31/24 (Call 09/30/19)(b)	25	22,884
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(b)	25	22,654
Newfield Exploration Co., 5.63%, 07/01/24	25	26,704
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	25,064

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(b)	$25	$25,035
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	25,695
Petrobras Global Finance BV, 8.75%, 05/23/26	50	59,059
Petroleos Mexicanos, 6.50%, 03/13/27	200	193,206
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	25	22,922
Shell International Finance BV, 3.25%, 05/11/25	25	25,092
SM Energy Co., 5.00%, 01/15/24 (Call 07/15/19)	25	23,527
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	24,752
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	5	5,040
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	25,696
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	30	28,707
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(d)	25	24,495
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	25	24,446
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	5,044
YPF SA, 8.50%, 07/28/25(e)	25	24,496

		1,337,931

Oil & Gas Services — 0.1%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	25,124
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	25	20,757
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(b)	10	10,085
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(b)	5	5,100

		61,066

Packaging & Containers — 0.2%
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	25	24,603
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	9,590
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	9,587
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(d)	25	24,337
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	5	5,094
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	9,158
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	25	23,702

		106,071

Pharmaceuticals — 1.0%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	25	24,593
4.25%, 11/14/28 (Call 08/14/28)	25	24,765
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	25	24,707
AstraZeneca PLC, 3.38%, 11/16/25	5	4,917
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(b)	10	10,771
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(b)	25	25,219
6.13%, 04/15/25 (Call 04/15/20)(b)	25	24,043
7.00%, 03/15/24 (Call 03/15/20)(b)	25	26,336
Bayer U.S. Finance II LLC, 3.38%, 07/15/24 (Call 04/15/24)(b)	50	48,235
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	5	4,782
Cigna Corp., 4.38%, 10/15/28 (Call 07/16/28)(b)	25	25,298
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	5	4,994
4.10%, 03/25/25 (Call 01/25/25)	25	25,347
4.30%, 03/25/28 (Call 12/25/27)	55	55,020
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	5	4,761
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	25,683

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	$25	$23,891
2.63%, 01/15/25 (Call 11/15/24)	5	4,923
2.95%, 03/03/27 (Call 12/03/26)	5	4,884
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	5	5,025
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	25	24,497
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	23,374
Novartis Capital Corp., 3.40%, 05/06/24	25	25,572
Pfizer Inc.
2.75%, 06/03/26	25	24,187
3.00%, 12/15/26	5	4,906
3.40%, 05/15/24	35	35,913
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,512
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	20,771
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	25	23,300

		604,226

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	15	14,751
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	20	20,141
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	20	20,279
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	22,946
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	25	25,507
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	5	4,795
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	3	2,969
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	25	24,870
4.95%, 06/15/28 (Call 03/15/28)	25	25,547
Enterprise Products Operating LLC, 4.15%, 10/16/28
(Call 07/16/28)	25	25,652
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	25	25,289
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,447
4.88%, 06/01/25 (Call 03/01/25)	25	26,028
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	25,179
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	25	25,358
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	24,379
4.65%, 10/15/25 (Call 07/15/25)	5	5,114
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,193
5.63%, 03/01/25 (Call 12/01/24)	25	27,013
5.88%, 06/30/26 (Call 12/31/25)	10	10,902
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	30	31,404
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	10	9,550
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)	25	27,169
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)(b)	25	26,441
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	25,534
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	25	24,779
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	24,777

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 03/24/24)	$25	$25,882

		567,895

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	24,786

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	20,635
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	25	24,693

		45,328

Real Estate Investment Trusts — 1.2%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	25	25,186
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	25	25,225
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	25,104
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	24,452
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(d)	10	8,366
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	25	24,179
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	25	25,930
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	5,034
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,186
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	9,751
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	25	24,970
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	24,234
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	9,273
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	31,047
5.38%, 04/15/26	25	25,853
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	5	5,013
4.00%, 06/01/25 (Call 03/01/25)	25	25,116
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	25	24,119
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	24,540
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(b)	25	23,685
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	24,375
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	10	9,729
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	25,871
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2	2,017
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	24,230
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	9,981
5.25%, 01/15/26 (Call 10/15/25)	25	25,731
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	5,129
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	15	14,268
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	4,850
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	25,038
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	22,593
Simon Property Group LP, 3.38%, 10/01/24 (Call 07/01/24)	10	10,036
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	25	24,656
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	9,577
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(d)	25	22,789
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	25,223

		703,356

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(b)	$25	$24,364
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	5	4,956
3.00%, 05/18/27 (Call 02/18/27)	5	4,885
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	33,329
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(b)	25	25,160
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	40	40,580
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	9,436
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,437
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	24,658
Lowe’s Companies Inc. 3.10%, 05/03/27 (Call 02/03/27)	5	4,716
3.38%, 09/15/25 (Call 06/15/25)	25	24,450
McDonald’s Corp. 3.38%, 05/26/25 (Call 02/26/25)	15	14,926
3.70%, 01/30/26 (Call 10/30/25)	25	25,224
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	25	19,899
QVC Inc., 4.85%, 04/01/24	30	30,264
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(d)	25	24,523
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	25	24,667
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	25	25,094
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	35	35,929

		422,497

Semiconductors — 0.3%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	5	5,001
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)	5	4,633
3.50%, 01/15/28 (Call 10/15/27)	15	13,350
3.88%, 01/15/27 (Call 10/15/26)	25	23,160
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	25	23,953
3.70%, 07/29/25 (Call 04/29/25)	5	5,149
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	25	25,691
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	25	26,179
QUALCOMM Inc. 2.90%, 05/20/24 (Call 03/20/24)	25	24,182
3.45%, 05/20/25 (Call 02/20/25)	5	4,917
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	4,852
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3	2,936

		164,003

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,788

Software — 0.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	4,790
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	5	4,900
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	15	14,133
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	25	24,387
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	5	4,660
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	10,039

Security	Par (000)	Value

Software (continued)
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	$25	$23,759
3.13%, 11/03/25 (Call 08/03/25)	50	50,325
3.30%, 02/06/27 (Call 11/06/26)	5	5,032
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	50	47,519
3.25%, 11/15/27 (Call 08/15/27)	25	24,621
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(b)	25	21,808
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	10	9,337

		245,310

Telecommunications — 1.2%
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	25	24,361
4.10%, 02/15/28 (Call 11/15/27)	25	24,652
4.13%, 02/17/26 (Call 11/17/25)	25	25,039
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(e)	200	200,610
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(d)	25	26,472
Cisco Systems Inc. 3.50%, 06/15/25	25	25,644
3.63%, 03/04/24	5	5,179
CommScope Finance LLC 6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,245
8.25%, 03/01/27 (Call 03/01/22)(b)	5	5,188
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	23,622
Frontier Communications Corp. 8.50%, 04/01/26 (Call 04/01/21)(b)	25	23,250
11.00%, 09/15/25 (Call 06/15/25)	25	15,989
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	24,700
Intelsat Jackson Holdings SA 8.00%, 02/15/24 (Call 02/15/20)(b)	25	26,090
8.50%, 10/15/24 (Call 10/15/20)(b)	20	20,211
Juniper Networks Inc., 4.50%, 03/15/24	10	10,276
Sprint Corp. 7.13%, 06/15/24	25	25,773
7.88%, 09/15/23	25	26,752
T-Mobile USA Inc. 4.75%, 02/01/28 (Call 02/01/23)	25	24,339
6.50%, 01/15/26 (Call 01/15/21)	25	26,812
Verizon Communications Inc. 2.63%, 08/15/26	5	4,671
3.50%, 11/01/24 (Call 08/01/24)	40	40,394
4.13%, 03/16/27	25	25,569
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	25	24,370
Vodafone Group PLC, 4.38%, 05/30/28	25	24,753

		714,961

Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	24,983

Toys, Games & Hobbies — 0.0%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	24,640

Transportation — 0.6%
Burlington Northern Santa Fe LLC, 3.65%, 09/01/25 (Call 06/01/25)	25	25,555
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	20	19,869
Cie. de Chemin de Fer Canadien Pacifique, 2.90%, 02/01/25 (Call 11/01/24)	10	9,675

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp. 3.40%, 08/01/24 (Call 05/01/24)	$20	$20,087
3.80%, 03/01/28 (Call 12/01/27)	25	24,926
FedEx Corp., 3.20%, 02/01/25	25	24,619
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(e)	200	203,540
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	10	10,123
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	25	23,794
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(b)	5	5,033

		367,221

Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	25	25,564
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	23,179
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	25	25,836
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(b)	25	23,193

		97,772

Total Corporate Bonds & Notes — 25.9% (Cost: $15,155,937)		15,044,108

Foreign Government Obligations(f)

Argentina — 0.2%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	130,581

Brazil — 0.4%
Brazilian Government International Bond 4.63%, 01/13/28 (Call 10/13/27)	200	198,804
10.13%, 05/15/27	25	34,443

		233,247

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	25	25,283
Province of British Columbia Canada, 2.25%, 06/02/26	5	4,784
Province of Ontario Canada 2.50%, 04/27/26	30	28,959
3.20%, 05/16/24	5	5,064
Province of Quebec Canada 2.75%, 04/12/27	5	4,891
Series QO, 2.88%, 10/16/24	25	24,972

		93,953

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 01/25/27(e)	100	104,028

El Salvador — 0.0%
El Salvador Government International Bond, 5.88%, 01/30/25(e)	25	24,332

Hungary — 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	26	28,256

Indonesia — 0.3%
Indonesia Government International Bond, 3.85%, 07/18/27(e)	200	195,378

Lebanon — 0.1%
Lebanon Government International Bond 6.25%, 06/12/25(e)	50	42,768
6.60%, 11/27/26(e)	25	21,329

		64,097

Oman — 0.3%
Oman Government International Bond, 5.38%, 03/08/27(e)	200	187,286

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond, 8.88%, 09/30/27	$25	$34,012

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	24,969

Russia — 0.3%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(e)	200	196,060

Saudi Arabia — 0.4%
Saudi Government International Bond, 4.00%, 04/17/25(e)	200	203,346

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	100,037

Supranational — 0.5%
Asian Development Bank 2.00%, 04/24/26	10	9,501
2.50%, 11/02/27	25	24,341
2.63%, 01/12/27(d)	30	29,581
2.75%, 01/19/28(d)	20	19,848
European Investment Bank 0.00%, 11/06/26(g)	30	23,880
1.88%, 02/10/25	5	4,779
2.13%, 04/13/26	25	23,987
Inter-American Development Bank 2.13%, 01/15/25	25	24,229
2.38%, 07/07/27	5	4,832
3.13%, 09/18/28	25	25,533
International Bank for Reconstruction & Development 2.13%, 03/03/25	25	24,258
2.50%, 07/29/25	50	49,368

		264,137

Turkey — 0.2%
Turkey Government International Bond, 7.38%, 02/05/25	100	104,590

Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 09/01/25(e)	150	139,802

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	25,753

Venezuela — 0.0%
Venezuela Government International Bond 7.65%, 04/21/25(e)(h)	15	4,504
8.25%, 10/13/24(e)(h)	25	7,385
9.25%, 05/07/28(e)(h)	40	11,907

		23,796

Total Foreign Government Obligations — 3.7% (Cost: $2,211,711)		2,177,660

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.8%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	23	22,979
2.50%, 03/01/49(i)	10	9,497
3.00%, 03/01/34(i)	250	249,728
3.00%, 07/01/46	26	25,126
3.00%, 08/01/46	195	190,591
3.00%, 09/01/46	96	94,696

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/46	$49	$47,903
3.00%, 12/01/46	131	128,521
3.00%, 01/01/47	98	96,138
3.00%, 02/01/47	296	289,841
3.00%, 06/01/47	150	146,371
3.00%, 08/01/47	35	34,056
3.00%, 09/01/47	76	74,121
3.00%, 10/01/47	58	56,946
3.00%, 03/01/49(i)	588	575,051
3.50%, 03/01/34(i)	100	101,652
3.50%, 10/01/42	121	122,008
3.50%, 12/01/46	51	51,198
3.50%, 04/01/47	194	194,335
3.50%, 07/01/47	79	79,247
3.50%, 08/01/47	22	21,870
3.50%, 09/01/47	241	241,285
3.50%, 12/01/47	23	23,172
3.50%, 02/01/48	286	286,106
3.50%, 03/01/48	41	41,022
3.50%, 05/01/48	99	98,747
3.50%, 03/01/49(i)	1,587	1,588,748
4.00%, 03/01/34(i)	50	51,356
4.00%, 09/01/45	50	51,312
4.00%, 02/01/46	337	345,332
4.00%, 10/01/46	25	25,346
4.00%, 10/01/47	13	13,456
4.00%, 01/01/48	136	138,671
4.00%, 02/01/48	49	50,039
4.00%, 06/01/48	70	72,875
4.00%, 12/01/48	223	228,048
4.00%, 01/01/49	101	102,719
4.00%, 03/01/49(i)	938	956,699
4.50%, 03/01/49(i)	650	673,393
5.00%, 12/01/41	598	637,958
Federal National Mortgage Association 2.50%, 03/01/34(i)	25	24,518
2.50%, 03/01/49(i)	55	52,197
3.00%, 02/01/31	23	23,029
3.00%, 02/01/32	24	23,561
3.00%, 06/01/32	22	22,351
3.00%, 11/01/32	23	22,527
3.00%, 12/01/32	23	22,867
3.00%, 01/01/33	24	23,601
3.00%, 02/01/33	22	22,450
3.00%, 03/01/34(i)	73	72,873
3.00%, 03/01/45	144	141,121
3.00%, 05/01/45	67	66,154
3.00%, 08/01/46	71	69,540
3.00%, 11/01/46	183	178,239
3.00%, 12/01/46	116	113,889
3.00%, 01/01/47	167	162,896
3.00%, 02/01/47	731	715,481
3.00%, 03/01/47	348	340,763
3.00%, 07/01/47	170	165,897
3.00%, 08/01/47	24	23,470
3.50%, 03/01/33	23	23,771
3.50%, 04/01/33	46	46,478
3.50%, 05/01/33	24	24,804
3.50%, 03/01/34(i)	97	98,552
3.50%, 02/01/45	29	29,332

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/46	$38	$38,341
3.50%, 03/01/46	155	156,097
3.50%, 07/01/46	19	19,196
3.50%, 08/01/46	919	921,186
3.50%, 10/01/46	241	241,909
3.50%, 12/01/46	156	156,890
3.50%, 01/01/47	109	109,004
3.50%, 02/01/47	88	88,157
3.50%, 05/01/47	43	43,435
3.50%, 11/01/47	24	24,202
3.50%, 01/01/48	174	174,228
3.50%, 02/01/48	523	523,864
3.50%, 03/01/48	26	26,018
3.50%, 04/01/48	48	48,277
3.50%, 05/01/48	26	26,551
3.50%, 03/01/49(i)	33	33,015
3.50%, 11/01/51	671	676,174
4.00%, 05/01/33	34	35,251
4.00%, 06/01/33	35	35,712
4.00%, 07/01/33	27	27,321
4.00%, 03/01/34(i)	25	25,644
4.00%, 06/01/38	33	34,270
4.00%, 01/01/45	144	148,526
4.00%, 03/01/45	25	25,164
4.00%, 06/01/46	190	196,573
4.00%, 07/01/46	1,155	1,182,024
4.00%, 02/01/47	105	107,563
4.00%, 09/01/47	100	102,064
4.00%, 10/01/47	123	127,208
4.00%, 01/01/48	221	225,893
4.00%, 06/01/48	50	50,981
4.00%, 09/01/48	30	30,901
4.00%, 12/01/48	121	122,868
4.00%, 01/01/49	50	51,176
4.00%, 02/01/49	59	60,230
4.00%, 03/01/49(i)	766	780,946
4.00%, 02/01/57	49	50,756
4.50%, 03/01/34(i)	25	25,383
4.50%, 01/01/44	409	425,356
4.50%, 02/01/46	51	53,273
4.50%, 04/01/47	27	28,745
4.50%, 08/01/47	55	57,075
4.50%, 10/01/47	24	25,297
4.50%, 03/01/48	39	40,684
4.50%, 06/01/48	34	36,291
4.50%, 07/01/48	23	23,981
4.50%, 10/01/48	26	26,993
4.50%, 12/01/48	118	122,766
4.50%, 03/01/49(i)	613	634,383
5.00%, 03/01/48	21	21,617
5.00%, 04/01/48	87	91,726
5.00%, 05/01/48	40	42,561
5.00%, 01/01/49	65	68,316
5.00%, 03/01/49(i)	104	109,058
5.50%, 01/01/47	34	36,529
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	87,619
Series K056, Class A2, 2.53%, 05/25/26	35	33,740
Series K066, Class A2, 3.12%, 06/25/27	100	99,425
Series K078, Class A2, 3.85%, 06/25/28	175	183,237

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association 2.50%, 01/20/47	$64	$61,404
2.50%, 03/01/49(i)	3	3,355
3.00%, 05/20/45	309	305,995
3.00%, 10/20/45	27	26,439
3.00%, 02/20/46	92	91,439
3.00%, 05/20/46	71	70,476
3.00%, 06/20/46	90	89,303
3.00%, 07/20/46	76	74,678
3.00%, 08/20/46	406	401,771
3.00%, 09/20/46	239	235,859
3.00%, 12/20/46	121	119,952
3.00%, 02/20/47	70	69,288
3.00%, 11/20/47	535	527,824
3.00%, 12/20/47	432	426,412
3.50%, 11/20/45	163	165,067
3.50%, 12/20/45	16	15,809
3.50%, 03/20/46	194	196,568
3.50%, 04/20/46	90	91,288
3.50%, 06/20/46	334	337,228
3.50%, 10/20/46	1,105	1,117,220
3.50%, 12/20/46	76	76,609
3.50%, 01/20/47	22	22,606
3.50%, 02/20/47	59	60,049
3.50%, 03/20/47	68	68,641
3.50%, 12/15/47	91	92,165
3.50%, 04/20/48	136	137,460
3.50%, 03/01/49(i)	650	655,827
4.00%, 07/20/47	96	98,287
4.00%, 03/20/48	218	224,492
4.00%, 04/20/48	146	149,961
4.00%, 05/20/48	202	207,511
4.00%, 11/20/48	50	51,122
4.00%, 03/01/49(i)	904	927,889
4.50%, 10/20/46	151	158,000
4.50%, 06/20/47	25	25,690
4.50%, 04/20/48	100	103,277
4.50%, 06/20/48	53	54,727
4.50%, 08/20/48	341	353,488
4.50%, 10/20/48	76	79,121
4.50%, 12/20/48	71	73,680
4.50%, 01/20/49	32	32,681
4.50%, 02/20/49	55	56,954
4.50%, 03/01/49(i)	53	54,847
5.00%, 04/20/48	93	96,855
5.00%, 05/20/48	202	210,518
5.00%, 11/20/48	52	54,051
5.00%, 03/01/49(i)	100	104,172

		28,408,245

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks 2.75%, 12/13/24	50	50,117
3.13%, 06/13/25	135	136,635

		186,752

U.S. Government Obligations — 18.5%
U.S. Treasury Note/Bond 1.50%, 08/15/26	125	115,456
1.63%, 05/15/26	500	467,329

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 04/30/24	$950	$925,547
2.00%, 02/15/25	425	411,360
2.00%, 08/15/25	900	867,935
2.00%, 11/15/26	175	167,210
2.25%, 10/31/24	1,740	1,711,593
2.25%, 11/15/24	150	147,489
2.25%, 12/31/24	600	589,690
2.25%, 11/15/25	180	176,022
2.25%, 02/15/27	475	461,317
2.25%, 08/15/27	900	871,196
2.25%, 11/15/27	970	937,278
2.38%, 05/15/27	575	563,098
2.75%, 08/31/25	450	453,950
2.75%, 02/15/28	250	251,103
2.88%, 05/15/28	650	659,165
5.25%, 02/15/29	250	304,710
6.00%, 02/15/26	100	121,369
6.50%, 11/15/26	60	76,070
6.63%, 02/15/27	350	449,414

		10,728,301

Total U.S. Government & Agency Obligations — 67.6% (Cost: $39,417,667)		39,323,298

Short-Term Investments

Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(j)(k)	8,922	8,925,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(j)(k)(l)	431	431,360

		9,357,160

Total Short-Term Investments — 16.1% (Cost: $9,355,500)		9,357,160

Total Investments in Securities — 115.0% (Cost: $67,139,910)		66,888,887
Other Assets, Less Liabilities — (15.0)%		(8,701,700)

Net Assets — 100.0%		$58,187,187

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Investments are denominated in U.S. dollars.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,015	—	(3,093	)(b)	8,922	$8,925,800	$214,691		$(2,207)	$3,557
BlackRock Cash Funds: Treasury, SL Agency Shares	490	—	(59	)(b)	431	431,360	5,100	(c)	—	—
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27(d)	5	—	—		5	N/A	164		—	126
3.90%, 04/29/24(d)	15	—	—		15	N/A	461		—	522

						$9,357,160	$220,416		$(2,207)	$4,205

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$986,661	$—	$986,661
Corporate Bonds & Notes	—	15,044,108	—	15,044,108
Foreign Government Obligations	—	2,177,660	—	2,177,660
U.S. Government & Agency Obligations	—	39,323,298	—	39,323,298
Money Market Funds	9,357,160	—	—	9,357,160

	$9,357,160	$57,531,727	$—	$66,888,887

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010 5.13%, 09/07/42	$10	$8,650
5.63%, 11/15/43	30	27,785

		36,435

Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	40	38,293
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	25,414
Boeing Co. (The) 3.38%, 06/15/46 (Call 12/15/45)	25	22,524
3.55%, 03/01/38 (Call 09/01/37)	225	215,008
3.65%, 03/01/47 (Call 09/01/46)	10	9,467
5.88%, 02/15/40	10	12,464
6.13%, 02/15/33	50	62,751
6.88%, 03/15/39	10	13,553
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	24,902
Harris Corp. 4.85%, 04/27/35 (Call 10/27/34)	15	15,515
5.05%, 04/27/45 (Call 10/27/44)	90	95,821
6.15%, 12/15/40	10	11,818
Lockheed Martin Corp. 3.60%, 03/01/35 (Call 09/01/34)	70	66,474
3.80%, 03/01/45 (Call 09/01/44)	25	23,515
4.07%, 12/15/42	100	97,975
4.09%, 09/15/52 (Call 03/15/52)	15	14,472
4.50%, 05/15/36 (Call 11/15/35)	45	47,276
4.70%, 05/15/46 (Call 11/15/45)	207	223,086
Series B, 6.15%, 09/01/36	50	61,549
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	125	114,514
4.03%, 10/15/47 (Call 04/15/47)	123	115,079
4.75%, 06/01/43	28	29,240
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,544
Raytheon Co. 4.20%, 12/15/44 (Call 06/15/44)	10	10,386
4.70%, 12/15/41	10	11,091
4.88%, 10/15/40	26	29,259
Rockwell Collins Inc. 4.35%, 04/15/47 (Call 10/15/46)	25	23,613
4.80%, 12/15/43 (Call 06/15/43)	65	65,387
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	155	136,921
4.05%, 05/04/47 (Call 11/04/46)	25	23,081
4.15%, 05/15/45 (Call 11/16/44)	125	117,095
4.45%, 11/16/38 (Call 05/16/38)	50	49,693
4.50%, 06/01/42	279	275,722
5.40%, 05/01/35	25	27,223
6.05%, 06/01/36	25	28,868
6.13%, 07/15/38	32	37,616
7.50%, 09/15/29	70	89,357

		2,299,566

Agriculture — 0.6%
Altria Group Inc. 3.88%, 09/16/46 (Call 03/16/46)	75	56,844
4.25%, 08/09/42	128	103,224
4.50%, 05/02/43	30	24,971
5.38%, 01/31/44(b)	74	69,333
5.80%, 02/14/39 (Call 08/14/38)	25	24,903
5.95%, 02/14/49 (Call 08/14/48)	100	99,648

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co. 3.75%, 09/15/47 (Call 03/15/47)	$50	$46,698
4.02%, 04/16/43	110	107,777
BAT Capital Corp. 4.39%, 08/15/37 (Call 02/15/37)	100	83,338
4.54%, 08/15/47 (Call 02/15/47)	125	100,752
Philip Morris International Inc. 3.88%, 08/21/42	44	38,240
4.13%, 03/04/43	70	62,840
4.25%, 11/10/44	80	73,167
4.38%, 11/15/41	60	55,797
4.50%, 03/20/42	75	70,670
4.88%, 11/15/43	50	49,309
6.38%, 05/16/38	15	17,615
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	100	98,520
5.85%, 08/15/45 (Call 02/12/45)	75	71,163
6.15%, 09/15/43	35	34,563
7.25%, 06/15/37	51	56,655

		1,346,027

Apparel — 0.1%
NIKE Inc. 3.38%, 11/01/46 (Call 05/01/46)	35	31,770
3.63%, 05/01/43 (Call 11/01/42)	25	23,721
3.88%, 11/01/45 (Call 05/01/45)	147	145,182
VF Corp., 6.45%, 11/01/37	26	31,894

		232,567

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	108	147,716
Ford Motor Co. 4.75%, 01/15/43	150	114,497
5.29%, 12/08/46 (Call 06/08/46)	50	40,298
7.40%, 11/01/46	25	24,963
7.45%, 07/16/31	100	105,555
General Motors Co. 5.00%, 04/01/35	118	105,150
5.15%, 04/01/38 (Call 10/01/37)	160	143,464
5.20%, 04/01/45	85	74,049
6.25%, 10/02/43	63	62,261
6.60%, 04/01/36 (Call 10/01/35)	31	32,070
6.75%, 04/01/46 (Call 10/01/45)	78	80,370

		930,393

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	25	21,695
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	44,960

		66,655

Banks — 4.2%
Bank of America Corp. 4.24%, 04/24/38 (Call 04/24/37)(c)(d)	231	229,540
4.44%, 01/20/48 (Call 01/20/47)(c)(d)	130	132,042
4.88%, 04/01/44	20	21,524
5.00%, 01/21/44	151	164,733
5.88%, 02/07/42	35	42,548
7.75%, 05/14/38	275	372,256
Series L, 4.75%, 04/21/45	80	81,434
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	120	116,774
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(c)(d)(e)	25	25,685
Barclays PLC, 4.95%, 01/10/47	250	238,185

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc. 3.88%, 01/24/39 (Call 01/22/38)(c)(d)	$15	$14,256
4.28%, 04/24/48 (Call 10/24/47)(c)(d)	67	66,275
4.65%, 07/30/45	67	69,472
4.75%, 05/18/46	150	147,423
5.30%, 05/06/44	124	131,250
5.88%, 01/30/42	25	29,689
6.13%, 08/25/36	100	113,761
6.63%, 06/15/32	138	163,704
6.68%, 09/13/43	20	24,660
8.13%, 07/15/39	150	217,730
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	240	228,686
Cooperatieve Rabobank UA, 5.25%, 08/04/45	250	269,917
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	124,500
Fifth Third Bancorp., 8.25%, 03/01/38	87	119,429
Goldman Sachs Capital I, 6.35%, 02/15/34	180	211,855
Goldman Sachs Group Inc. (The) 4.02%, 10/31/38 (Call 10/31/37)(c)(d)	65	60,063
4.75%, 10/21/45 (Call 04/21/45)	100	101,122
4.80%, 07/08/44 (Call 01/08/44)	115	116,470
5.15%, 05/22/45	280	281,845
6.25%, 02/01/41	145	174,684
6.45%, 05/01/36	25	29,067
6.75%, 10/01/37	263	313,023
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(c)(d)(e)	50	73,333
HSBC Holdings PLC 6.10%, 01/14/42	115	143,091
6.50%, 05/02/36	100	119,142
6.50%, 09/15/37	315	377,102
6.80%, 06/01/38	150	185,519
JPMorgan Chase & Co. 3.88%, 07/24/38 (Call 07/24/37)(c)(d)	196	185,969
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	50	46,432
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	125	117,260
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	90	85,356
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	150	147,510
4.85%, 02/01/44	50	53,906
4.95%, 06/01/45	125	132,531
5.40%, 01/06/42	5	5,704
5.50%, 10/15/40	100	115,123
5.60%, 07/15/41	147	171,983
5.63%, 08/16/43	50	57,197
6.40%, 05/15/38	160	201,090
KfW 0.00%, 04/18/36(f)	145	82,256
0.00%, 06/29/37(f)	200	109,200
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	199,526
Mitsubishi UFJ Financial Group Inc., 4.29%, 07/26/38	25	25,432
Morgan Stanley 3.97%, 07/22/38 (Call 07/22/37)(c)(d)	240	227,731
4.30%, 01/27/45	220	215,420
4.38%, 01/22/47	100	99,301
6.38%, 07/24/42	100	125,713
7.25%, 04/01/32	94	122,232
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)(e)	25	30,600
Regions Financial Corp., 7.38%, 12/10/37	25	32,035
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)(e)	50	62,375
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	213,542

Security	Par (000)	Value

Banks (continued)
Wachovia Corp., 5.50%, 08/01/35	$40	$44,188
Wells Fargo & Co. 3.90%, 05/01/45	65	62,414
4.65%, 11/04/44	175	174,218
4.75%, 12/07/46	55	55,469
4.90%, 11/17/45	170	174,775
5.38%, 02/07/35	41	46,770
5.38%, 11/02/43	125	136,098
5.61%, 01/15/44	250	281,805
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	318,407

		9,491,357

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (Call 08/01/35)(a)	250	241,805
4.90%, 02/01/46 (Call 08/01/45)(a)	525	503,774
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	10	8,489
4.63%, 02/01/44	100	91,583
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	70	58,116
4.38%, 04/15/38 (Call 10/15/37)	10	9,228
4.44%, 10/06/48 (Call 04/06/48)	251	226,384
4.60%, 04/15/48 (Call 10/15/47)	225	206,928
4.90%, 01/23/31 (Call 10/23/30)	375	393,232
5.45%, 01/23/39 (Call 07/23/38)	25	26,231
5.55%, 01/23/49 (Call 07/23/48)	25	26,244
5.80%, 01/23/59 (Call 07/23/58)	25	26,668
5.88%, 06/15/35	75	81,159
8.20%, 01/15/39	505	679,993
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	50	52,730
Constellation Brands Inc. 4.10%, 02/15/48 (Call 08/15/47)	60	51,797
4.50%, 05/09/47 (Call 11/09/46)	65	59,376
Diageo Capital PLC 3.88%, 04/29/43 (Call 10/29/42)	25	24,363
5.88%, 09/30/36	35	42,269
Diageo Investment Corp., 4.25%, 05/11/42	77	78,791
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	23,909
Keurig Dr Pepper Inc. 4.42%, 12/15/46 (Call 06/15/46)	100	86,923
4.50%, 11/15/45 (Call 08/15/45)	10	8,821
4.99%, 05/25/38 (Call 11/25/37)(a)	15	14,701
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	30	29,156
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)	120	101,675
5.00%, 05/01/42	50	47,599
PepsiCo Inc. 3.45%, 10/06/46 (Call 04/06/46)	250	228,452
3.60%, 08/13/42	75	70,544
4.00%, 03/05/42	10	9,988
4.00%, 05/02/47 (Call 11/02/46)(b)	94	93,585
4.25%, 10/22/44 (Call 04/22/44)	50	51,515
4.60%, 07/17/45 (Call 01/17/45)	25	27,212

		3,683,240

Biotechnology — 0.8%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)	75	70,000
4.66%, 06/15/51 (Call 12/15/50)	300	287,196

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.15%, 11/15/41 (Call 05/15/41)	$225	$232,771
5.65%, 06/15/42 (Call 12/15/41)	50	54,522
5.75%, 03/15/40	15	16,439
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	23	24,106
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	124,292
Celgene Corp. 4.35%, 11/15/47 (Call 05/15/47)	250	223,420
4.63%, 05/15/44 (Call 11/15/43)	105	98,216
5.00%, 08/15/45 (Call 02/15/45)	75	73,883
Gilead Sciences Inc. 4.00%, 09/01/36 (Call 03/01/36)	7	6,505
4.15%, 03/01/47 (Call 09/01/46)	160	146,704
4.50%, 02/01/45 (Call 08/01/44)	100	96,734
4.60%, 09/01/35 (Call 03/01/35)	205	204,774
4.75%, 03/01/46 (Call 09/01/45)	125	125,267
4.80%, 04/01/44 (Call 10/01/43)	70	70,410
5.65%, 12/01/41 (Call 06/01/41)	25	27,782

		1,883,021

Building Materials — 0.3%
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	40	36,434
4.63%, 07/02/44 (Call 01/02/44)	25	23,308
4.95%, 07/02/64 (Call 01/02/64)(g)	25	21,758
5.13%, 09/14/45 (Call 03/14/45)	35	34,973
Lafarge SA, 7.13%, 07/15/36	70	80,079
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	46,097
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	32	27,492
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	35	27,222
7.00%, 12/01/36	39	42,778
Votorantim Cimentos SA, 7.25%, 04/05/41(h)	200	219,522
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	70	60,118
4.70%, 03/01/48 (Call 09/01/47)	25	22,189

		641,970

Chemicals — 0.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	44,680
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	25	25,117
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	25,480
CF Industries Inc. 4.95%, 06/01/43	50	41,785
5.15%, 03/15/34	35	32,898
5.38%, 03/15/44	50	43,643
Dow Chemical Co. (The) 4.25%, 10/01/34 (Call 04/01/34)	15	13,946
4.38%, 11/15/42 (Call 05/15/42)	127	114,397
4.63%, 10/01/44 (Call 04/01/44)	60	55,542
5.25%, 11/15/41 (Call 08/15/41)	13	13,138
5.55%, 11/30/48 (Call 05/30/48)(a)	15	15,798
7.38%, 11/01/29	230	283,068
9.40%, 05/15/39	31	45,348
DowDuPont Inc. 5.32%, 11/15/38 (Call 05/15/38)	125	132,255
5.42%, 11/15/48 (Call 05/15/48)	50	53,415
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	89	82,417
4.80%, 09/01/42 (Call 03/01/42)	20	18,922
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	55	49,986

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	$98	$92,130
5.25%, 07/15/43	78	76,318
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	22,747
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)	10	10,397
5.63%, 11/15/43 (Call 05/15/43)	75	76,429
Nutrien Ltd. 4.13%, 03/15/35 (Call 09/15/34)	25	22,667
4.90%, 06/01/43 (Call 12/01/42)	65	62,795
5.25%, 01/15/45 (Call 07/15/44)	20	20,263
5.63%, 12/01/40	21	21,978
6.13%, 01/15/41 (Call 07/15/40)	50	54,996
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	25	24,311
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	9,168
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	40	33,036
Sherwin-Williams Co. (The) 4.00%, 12/15/42 (Call 06/15/42)	75	64,307
4.50%, 06/01/47 (Call 12/01/46)	60	56,068
4.55%, 08/01/45 (Call 02/01/45)	10	9,259
Westlake Chemical Corp. 4.38%, 11/15/47 (Call 05/15/47)	150	126,841
5.00%, 08/15/46 (Call 02/15/46)	40	36,921

		1,912,466

Commercial Services — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	46,797
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	17,718
DP World Ltd., 6.85%, 07/02/37(a)	200	238,134
Ecolab Inc. 3.95%, 12/01/47 (Call 06/01/47)	87	84,795
5.50%, 12/08/41	20	23,263
ERAC USA Finance LLC 4.20%, 11/01/46 (Call 05/01/46)(a)	125	111,814
5.63%, 03/15/42(a)	10	10,800
7.00%, 10/15/37(a)	160	196,920
George Washington University (The) 4.87%, 09/15/45	25	27,487
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	25,111
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	74,521
Massachusetts Institute of Technology 3.96%, 07/01/38	75	77,476
4.68%, 07/01/14	55	59,814
5.60%, 07/01/11	55	70,794
Moody’s Corp., 4.88%, 12/17/48 (Call 06/17/48)	25	25,769
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	25	22,378
4.88%, 10/15/40	105	121,878
Princeton University, 5.70%, 03/01/39	50	63,525
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	25,734
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	190	176,107
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	10,258
William Marsh Rice University, 3.57%, 05/15/45	180	170,663

		1,681,756

Computers — 0.8%
Apple Inc. 3.45%, 02/09/45	85	76,690
3.75%, 11/13/47 (Call 05/13/47)	10	9,436
3.85%, 05/04/43	245	237,045

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.85%, 08/04/46 (Call 02/04/46)	$20	$19,241
4.25%, 02/09/47 (Call 08/09/46)	85	86,560
4.38%, 05/13/45	95	98,538
4.45%, 05/06/44	100	105,169
4.50%, 02/23/36 (Call 08/23/35)	135	145,500
4.65%, 02/23/46 (Call 08/23/45)	255	274,352
Dell Inc. 5.40%, 09/10/40	25	20,865
6.50%, 04/15/38	25	23,989
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)(a)	75	85,438
8.35%, 07/15/46 (Call 01/15/46)(a)	160	187,142
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	103	105,773
6.35%, 10/15/45 (Call 04/15/45)	90	90,718
HP Inc., 6.00%, 09/15/41	75	76,457
International Business Machines Corp. 4.00%, 06/20/42	50	47,592
4.70%, 02/19/46	100	105,107
5.60%, 11/30/39	65	74,828
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	23,661
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	25	22,114

		1,916,215

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	21,625
Colgate-Palmolive Co., 4.00%, 08/15/45	120	122,737
Estee Lauder Companies Inc. (The) 4.15%, 03/15/47 (Call 09/15/46)	10	10,081
4.38%, 06/15/45 (Call 12/15/44)	25	26,079
Procter & Gamble Co. (The), 3.50%, 10/25/47	100	95,610
Unilever Capital Corp., 5.90%, 11/15/32	125	153,016

		429,148

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	75	67,229
4.20%, 05/15/47 (Call 11/15/46)	10	9,660
4.60%, 06/15/45 (Call 12/15/44)	125	128,856

		205,745

Diversified Financial Services — 0.9%
Ally Financial Inc. 8.00%, 11/01/31	150	184,953
American Express Co., 4.05%, 12/03/42	75	73,809
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	45	45,316
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	60	54,766
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	58,054
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	52	61,734
Credit Suisse USA Inc., 7.13%, 07/15/32	50	64,840
FMR LLC, 7.57%, 06/15/29(a)	100	129,997
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	450	406,377
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	40	40,537
Invesco Finance PLC, 5.38%, 11/30/43	10	10,310
Jefferies Group LLC 6.25%, 01/15/36	75	74,116
6.50%, 01/20/43	25	24,659
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	135	117,997

Security	Par (000)	Value

Diversified Financial Services (continued)
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	$35	$35,832
Legg Mason Inc., 5.63%, 01/15/44	70	68,232
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	70	69,005
3.95%, 02/26/48 (Call 08/26/47)	10	10,091
National Rural Utilities Cooperative Finance Corp. 3.70%, 03/15/29 (Call 12/15/28)	25	25,215
4.30%, 03/15/49 (Call 09/15/48)	50	50,957
Series C, 8.00%, 03/01/32	26	35,513
Navient Corp., 5.63%, 08/01/33	50	38,825
Raymond James Financial Inc., 4.95%, 07/15/46	90	89,795
Visa Inc. 4.15%, 12/14/35 (Call 06/14/35)	180	188,327
4.30%, 12/14/45 (Call 06/14/45)	150	157,332
Western Union Co. (The), 6.20%, 11/17/36	26	26,855

		2,143,444

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)(b)	225	275,980
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)	10	9,247
4.15%, 08/15/44 (Call 02/15/44)	50	49,141
4.30%, 01/02/46 (Call 07/02/45)	10	10,077
6.00%, 03/01/39	135	161,873
Series A, 4.30%, 07/15/48 (Call 01/15/48)	40	40,098
Series B, 3.70%, 12/01/47 (Call 06/01/47)	150	137,802
Ameren Illinois Co. 3.70%, 12/01/47 (Call 06/01/47)	125	117,959
4.15%, 03/15/46 (Call 09/15/45)	60	60,194
Appalachian Power Co. 4.45%, 06/01/45 (Call 12/01/44)	10	9,913
7.00%, 04/01/38	76	95,752
Arizona Public Service Co. 3.75%, 05/15/46 (Call 11/15/45)	10	9,157
4.35%, 11/15/45 (Call 05/15/45)	40	40,127
4.50%, 04/01/42 (Call 10/01/41)	26	26,387
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	15,234
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	20	20,419
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	75	68,413
4.50%, 02/01/45 (Call 08/01/44)	103	105,207
5.15%, 11/15/43 (Call 05/15/43)	50	55,261
6.13%, 04/01/36	200	243,314
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	25	24,926
CenterPoint Energy Houston Electric LLC 3.95%, 03/01/48 (Call 09/01/47)	105	102,958
4.50%, 04/01/44 (Call 10/01/43)	100	105,982
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	42,352
Comision Federal de Electricidad, 6.13%, 06/16/45(h)	200	203,962
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	100	92,322
3.70%, 03/01/45 (Call 09/01/44)	100	93,172
4.00%, 03/01/49 (Call 09/01/48)	25	24,393
Connecticut Light & Power Co. (The) 4.30%, 04/15/44 (Call 10/15/43)	100	103,883
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	10,191
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	25	23,285
4.45%, 03/15/44 (Call 09/15/43)	150	152,269

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)	$40	$40,742
4.50%, 05/15/58 (Call 11/15/57)	100	98,168
4.63%, 12/01/54 (Call 06/01/54)	100	99,900
Series 06-A, 5.85%, 03/15/36	10	11,713
Series 07-A, 6.30%, 08/15/37	25	30,474
Series 08-B, 6.75%, 04/01/38	30	38,423
Series 09-C, 5.50%, 12/01/39	10	11,332
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	67,271
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	100	100,722
Dominion Energy Inc. 7.00%, 06/15/38	50	62,876
Series B, 5.95%, 06/15/35	175	198,588
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	61,376
Series E, 6.30%, 03/15/33	25	29,822
Series F, 5.25%, 08/01/33	50	54,476
DTE Electric Co. 3.70%, 03/15/45 (Call 09/15/44)	100	94,164
4.30%, 07/01/44 (Call 01/01/44)	50	51,268
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	9,832
Series A, 4.05%, 05/15/48 (Call 11/15/47)	25	24,860
Duke Energy Carolinas LLC 3.70%, 12/01/47 (Call 06/01/47)	125	116,690
3.75%, 06/01/45 (Call 12/01/44)	25	23,564
3.88%, 03/15/46 (Call 09/15/45)	25	24,029
4.25%, 12/15/41 (Call 06/15/41)	30	30,597
5.30%, 02/15/40	3	3,474
6.00%, 01/15/38	20	24,522
6.10%, 06/01/37	18	21,935
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	100	89,399
3.95%, 08/15/47 (Call 02/15/47)	25	23,056
4.80%, 12/15/45 (Call 06/15/45)	50	52,002
Duke Energy Florida LLC 3.40%, 10/01/46 (Call 04/01/46)	25	22,098
3.85%, 11/15/42 (Call 05/15/42)	25	23,959
5.65%, 04/01/40	10	11,914
6.40%, 06/15/38	53	68,188
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 12/15/45)	35	32,856
6.12%, 10/15/35	50	60,254
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,264
Duke Energy Progress LLC 3.60%, 09/15/47 (Call 03/15/47)	25	22,935
3.70%, 10/15/46 (Call 04/15/46)	125	116,356
4.10%, 03/15/43 (Call 09/15/42)	25	24,783
4.20%, 08/15/45 (Call 02/15/45)	60	60,344
4.38%, 03/30/44 (Call 09/30/43)	25	25,821
6.30%, 04/01/38	150	186,201
E.ON International Finance BV, 6.65%, 04/30/38(a)	65	78,981
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)	50	48,347
4.88%, 01/22/44(a)	90	86,899
5.25%, 10/13/55 (Call 04/13/55)(a)	50	47,824
6.00%, 01/22/14(a)	55	54,808
6.95%, 01/26/39(a)	100	121,237
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	120	117,326
Enel Finance International NV 4.88%, 06/14/29(a)	25	24,927
6.00%, 10/07/39(a)	100	105,215
6.80%, 09/15/37(a)	150	169,243

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC 3.05%, 06/01/31 (Call 03/01/31)	$10	$9,236
4.20%, 09/01/48 (Call 03/01/48)	25	24,941
4.95%, 01/15/45 (Call 01/15/25)	50	51,724
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	25	25,096
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	15	15,543
Exelon Corp. 4.45%, 04/15/46 (Call 10/15/45)	150	145,903
5.10%, 06/15/45 (Call 12/15/44)	65	68,973
5.63%, 06/15/35	60	66,267
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	85	84,158
6.25%, 10/01/39	100	106,015
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	60	61,843
Series C, 7.38%, 11/15/31	175	224,976
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(a)	75	81,837
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	75	71,359
3.95%, 03/01/48 (Call 09/01/47)	25	24,829
4.05%, 06/01/42 (Call 12/01/41)	75	75,406
4.05%, 10/01/44 (Call 04/01/44)	35	35,251
4.13%, 02/01/42 (Call 08/01/41)	25	25,462
4.13%, 06/01/48 (Call 12/01/47)	50	51,008
5.63%, 04/01/34	25	29,698
5.69%, 03/01/40	25	30,468
5.95%, 02/01/38	75	93,196
5.96%, 04/01/39	50	62,461
Georgia Power Co. 4.30%, 03/15/42	65	61,350
Series 10-C, 4.75%, 09/01/40	50	49,493
Great River Energy, 6.25%, 07/01/38(a)	46	51,225
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	76,654
Iberdrola International BV, 6.75%, 07/15/36	25	29,954
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	204,754
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	24,955
Interstate Power & Light Co. 3.70%, 09/15/46 (Call 03/15/46)	30	26,533
6.25%, 07/15/39	25	30,480
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	9,661
Kansas City Power & Light Co. 4.20%, 06/15/47 (Call 12/15/46)	45	43,432
4.20%, 03/15/48 (Call 09/15/47)	25	24,090
5.30%, 10/01/41 (Call 04/01/41)	99	109,735
Massachusetts Electric Co. 4.00%, 08/15/46 (Call 02/15/46)(a)	25	23,330
5.90%, 11/15/39(a)	25	29,439
MidAmerican Energy Co. 3.65%, 04/15/29 (Call 01/15/29)	25	25,340
3.95%, 08/01/47 (Call 02/01/47)	50	48,926
4.25%, 05/01/46 (Call 11/01/45)	60	61,201
4.25%, 07/15/49 (Call 01/15/49)	25	25,594
Minejesa Capital BV, 5.63%, 08/10/37(h)	200	190,456
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	40,488
National Grid USA, 5.80%, 04/01/35	25	27,650

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	$25	$25,205
Series R, 6.75%, 07/01/37	10	12,909
Niagara Mohawk Power Corp. 4.12%, 11/28/42(a)	75	71,406
4.28%, 10/01/34 (Call 04/01/34)(a)	25	25,186
Northern States Power Co./MN 3.40%, 08/15/42 (Call 02/15/42)	26	23,660
3.60%, 05/15/46 (Call 11/15/45)	150	139,722
4.13%, 05/15/44 (Call 11/15/43)	125	125,624
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	15	14,819
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	36,080
Oglethorpe Power Corp. 5.25%, 09/01/50	10	10,404
5.38%, 11/01/40	20	21,419
5.95%, 11/01/39	100	112,421
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	50	49,959
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	20	19,415
Oncor Electric Delivery Co. LLC 3.75%, 04/01/45 (Call 10/01/44)	25	23,924
5.30%, 06/01/42 (Call 12/01/41)	150	174,994
7.25%, 01/15/33	50	67,005
PacifiCorp 4.10%, 02/01/42 (Call 08/01/41)	75	73,825
4.13%, 01/15/49 (Call 07/15/48)	25	24,630
6.00%, 01/15/39	75	90,634
6.25%, 10/15/37	50	62,098
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	25	23,229
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(h)	200	213,266
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	20	19,831
6.50%, 11/15/37	100	126,198
PPL Capital Funding Inc. 4.70%, 06/01/43 (Call 12/01/42)	15	14,895
5.00%, 03/15/44 (Call 09/15/43)	65	67,094
PPL Electric Utilities Corp. 3.95%, 06/01/47 (Call 12/01/46)	60	58,753
4.15%, 10/01/45 (Call 04/01/45)	15	15,030
4.75%, 07/15/43 (Call 01/15/43)	100	108,291
Progress Energy Inc. 6.00%, 12/01/39	25	29,751
7.00%, 10/30/31	10	12,706
7.75%, 03/01/31	105	139,457
Public Service Co. of Colorado 3.60%, 09/15/42 (Call 03/15/42)	50	46,542
4.10%, 06/15/48 (Call 12/15/47)	25	25,165
4.30%, 03/15/44 (Call 09/15/43)	20	20,552
Public Service Electric & Gas Co. 3.60%, 12/01/47 (Call 06/01/47)	100	92,718
3.65%, 09/01/42 (Call 03/01/42)	10	9,442
3.80%, 03/01/46 (Call 09/01/45)	10	9,575
3.95%, 05/01/42 (Call 11/01/41)	100	98,219
Puget Sound Energy Inc. 4.22%, 06/15/48 (Call 12/15/47)	30	30,533
4.30%, 05/20/45 (Call 11/20/44)	15	15,289
5.64%, 04/15/41 (Call 10/15/40)	16	18,888
5.76%, 10/01/39	25	29,825
5.80%, 03/15/40	10	12,029
6.27%, 03/15/37	45	55,686

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co. 4.15%, 05/15/48 (Call 11/15/47)	$25	$23,782
4.50%, 08/15/40	75	74,848
6.00%, 06/01/39	25	28,997
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(h)	200	197,486
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(h)	300	312,708
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	50	43,955
4.00%, 02/01/48 (Call 08/01/47)	25	21,927
6.00%, 10/15/39	75	85,372
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	25	25,664
4.60%, 06/15/43 (Call 12/15/42)	10	10,511
5.10%, 06/01/65 (Call 12/01/64)	50	54,240
6.05%, 01/15/38	51	60,797
6.63%, 02/01/32	10	12,182
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	154	139,262
4.05%, 03/15/42 (Call 09/15/41)	56	51,707
4.65%, 10/01/43 (Call 04/01/43)	55	54,127
6.05%, 03/15/39	75	84,297
6.65%, 04/01/29	25	27,611
Series 05-E, 5.35%, 07/15/35	35	36,370
Series 08-A, 5.95%, 02/01/38	91	101,033
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	31,301
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	21,270
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	50	48,016
Southern Power Co., 5.15%, 09/15/41	25	24,826
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	60	54,102
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	25	23,101
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	203,662
Tampa Electric Co. 4.10%, 06/15/42 (Call 12/15/41)	40	38,502
4.35%, 05/15/44 (Call 11/15/43)	25	24,316
Toledo Edison Co. (The), 6.15%, 05/15/37	10	11,866
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	11,999
Union Electric Co. 3.65%, 04/15/45 (Call 10/15/44)	50	46,645
3.90%, 09/15/42 (Call 03/15/42)	25	24,260
5.30%, 08/01/37	10	11,334
Virginia Electric & Power Co. 4.45%, 02/15/44 (Call 08/15/43)	50	50,799
8.88%, 11/15/38	25	38,148
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	9,779
Series B, 6.00%, 01/15/36	75	89,114
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	71,489
Westar Energy Inc. 4.10%, 04/01/43 (Call 10/01/42)	25	24,104
4.13%, 03/01/42 (Call 09/01/41)	26	25,656
Wisconsin Electric Power Co. 4.30%, 10/15/48 (Call 04/15/48)	50	51,148
5.70%, 12/01/36	20	23,670
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	31,315
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	10,792
Xcel Energy Inc., 6.50%, 07/01/36	15	18,434

		13,191,522

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.1%
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)	$80	$69,852
4.75%, 03/15/42	50	49,033
5.75%, 08/15/40	20	21,658
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	9,332
Honeywell International Inc. 3.81%, 11/21/47 (Call 05/21/47)	35	34,111
Series 30, 5.38%, 03/01/41	25	29,623

		213,609

Energy – Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	84	84,753

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(h)	200	171,878

Environmental Control — 0.0%
Waste Management Inc. 3.90%, 03/01/35 (Call 09/01/34)	10	9,763
4.10%, 03/01/45 (Call 09/01/44)	75	73,802

		83,565

Food — 1.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	17,709
Campbell Soup Co. 3.80%, 08/02/42	26	19,781
4.80%, 03/15/48 (Call 09/15/47)	50	43,537
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	25	23,761
5.40%, 11/01/48 (Call 05/01/48)	25	23,440
8.25%, 09/15/30	10	12,692
General Mills Inc. 4.15%, 02/15/43 (Call 08/15/42)	125	107,769
5.40%, 06/15/40	15	15,331
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	31,339
JM Smucker Co. (The) 4.25%, 03/15/35	25	22,700
4.38%, 03/15/45	35	30,942
Kellogg Co. 4.50%, 04/01/46	75	68,310
Series B, 7.45%, 04/01/31	70	88,015
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	32	34,439
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	240	198,886
5.00%, 07/15/35 (Call 01/15/35)	65	61,894
5.00%, 06/04/42	75	68,058
5.20%, 07/15/45 (Call 01/15/45)	80	73,953
6.50%, 02/09/40	54	56,972
6.75%, 03/15/32	10	11,213
6.88%, 01/26/39	100	110,389
7.13%, 08/01/39(a)	50	56,273
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	50	39,790
4.45%, 02/01/47 (Call 08/01/46)	50	44,032
4.65%, 01/15/48 (Call 07/15/47)(b)	45	40,452
5.15%, 08/01/43 (Call 02/01/43)	70	66,749
5.40%, 07/15/40 (Call 01/15/40)	25	24,659
5.40%, 01/15/49 (Call 07/15/48)	25	24,853
7.50%, 04/01/31	45	55,144
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	45,656
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	45	43,279
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	165	164,208

Security	Par (000)	Value

Food (continued)
New Albertsons LP 7.45%, 08/01/29	$30	$26,435
8.00%, 05/01/31	25	22,446
8.70%, 05/01/30	10	9,297
Safeway Inc., 7.25%, 02/01/31	25	22,718
Sysco Corp. 4.45%, 03/15/48 (Call 09/15/47)	50	48,597
4.85%, 10/01/45 (Call 04/01/45)	25	25,746
5.38%, 09/21/35	16	17,425
Tesco PLC, 6.15%, 11/15/37(a)	100	104,633
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	40	35,779
4.88%, 08/15/34 (Call 02/15/34)	75	74,961
5.15%, 08/15/44 (Call 02/15/44)	50	48,723

		2,162,985

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	66	87,751
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	82	72,750
4.40%, 08/15/47 (Call 02/15/47)	154	138,443
4.80%, 06/15/44 (Call 12/15/43)	105	100,204
5.15%, 05/15/46 (Call 11/15/45)	10	9,848
6.00%, 11/15/41 (Call 05/15/41)	10	10,699
7.30%, 11/15/39	31	37,565

		457,260

Gas — 0.5%
Atmos Energy Corp. 4.15%, 01/15/43 (Call 07/15/42)	75	74,434
5.50%, 06/15/41 (Call 12/15/40)	25	29,147
Boston Gas Co., 4.49%, 02/15/42(a)	25	25,062
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	50	51,460
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	117,146
NiSource Inc. 4.38%, 05/15/47 (Call 11/15/46)	110	106,392
4.80%, 02/15/44 (Call 08/15/43)	100	99,785
5.25%, 02/15/43 (Call 08/15/42)	25	26,508
5.65%, 02/01/45 (Call 08/01/44)	65	72,309
5.95%, 06/15/41 (Call 12/15/40)	26	29,319
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	95,335
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	21,866
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	20	18,453
5.13%, 11/15/40	20	22,016
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	14,802
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	15	15,173
Southern Co. Gas Capital Corp. 4.40%, 06/01/43 (Call 12/01/42)	50	48,057
4.40%, 05/30/47 (Call 11/30/46)	50	48,053
5.88%, 03/15/41 (Call 09/15/40)	61	69,530
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	22,518

		1,007,365

Health Care – Products — 0.8%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	295	316,818
4.75%, 04/15/43 (Call 10/15/42)	50	52,618
4.90%, 11/30/46 (Call 05/30/46)	125	136,697
5.30%, 05/27/40	60	66,762

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Products (continued)
6.15%, 11/30/37	$16	$19,365
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	35	28,936
Becton Dickinson and Co. 4.67%, 06/06/47 (Call 12/06/46)	61	60,445
4.69%, 12/15/44 (Call 06/15/44)	75	73,322
5.00%, 11/12/40	35	34,645
Boston Scientific Corp., 7.38%, 01/15/40	50	66,282
Koninklijke Philips NV, 5.00%, 03/15/42	20	21,519
Medtronic Inc. 4.38%, 03/15/35	275	289,613
4.50%, 03/15/42 (Call 09/15/41)	20	21,385
4.63%, 03/15/44 (Call 09/15/43)	75	81,991
4.63%, 03/15/45	280	306,502
Stryker Corp. 4.38%, 05/15/44 (Call 12/15/43)	85	84,184
4.63%, 03/15/46 (Call 09/15/45)	100	102,702
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	56	52,848
5.30%, 02/01/44 (Call 08/01/43)	20	21,966
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	65	59,012

		1,897,612

Health Care – Services — 1.4%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	175	145,079
4.13%, 11/15/42 (Call 05/15/42)	25	21,865
4.50%, 05/15/42 (Call 11/15/41)	15	13,798
4.75%, 03/15/44 (Call 09/15/43)	10	9,560
6.63%, 06/15/36	94	109,626
6.75%, 12/15/37	35	41,715
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	74	70,583
4.63%, 05/15/42	125	124,291
4.65%, 01/15/43	85	85,043
4.65%, 08/15/44 (Call 02/15/44)	90	89,788
5.10%, 01/15/44	25	26,330
Ascension Health, 3.95%, 11/15/46	135	132,265
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	75	74,145
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	20,056
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	50	42,310
CommonSpirit Health, 4.35%, 11/01/42	35	31,745
HCA Inc. 5.50%, 06/15/47 (Call 12/15/46)	100	103,874
5.63%, 09/01/28 (Call 03/01/28)	10	10,351
5.88%, 02/01/29 (Call 08/01/28)	10	10,470
7.50%, 11/06/33	25	28,732
7.50%, 11/15/95	10	10,061
Humana Inc. 4.63%, 12/01/42 (Call 06/01/42)	146	144,575
4.80%, 03/15/47 (Call 09/14/46)	50	50,904
4.95%, 10/01/44 (Call 04/01/44)	25	25,836
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	190	192,231
4.88%, 04/01/42	30	33,694
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	58,979
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	100,073
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	9,436

Security	Par (000)	Value

Health Care — Services (continued)
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	$100	$98,540
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	100	91,840
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	85,726
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	16,295
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	35,252
Tenet Healthcare Corp., 6.88%, 11/15/31	25	23,108
UnitedHealth Group Inc. 3.75%, 10/15/47 (Call 04/15/47)	72	67,650
3.95%, 10/15/42 (Call 04/15/42)	45	43,553
4.20%, 01/15/47 (Call 07/15/46)	25	25,085
4.25%, 03/15/43 (Call 09/15/42)	58	58,781
4.25%, 04/15/47 (Call 10/15/46)	100	101,785
4.38%, 03/15/42 (Call 09/15/41)	75	76,899
4.63%, 07/15/35	297	322,661
4.63%, 11/15/41 (Call 05/15/41)	45	47,717
4.75%, 07/15/45	160	173,875
5.80%, 03/15/36	4	4,812
6.88%, 02/15/38	67	89,169

		3,180,163

Holding Companies – Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	136,976

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	21,329
PulteGroup Inc. 6.00%, 02/15/35	25	22,844
6.38%, 05/15/33	25	23,750
7.88%, 06/15/32	25	27,078

		95,001

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	75	63,627

Household Products & Wares — 0.1%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	45	39,087
3.90%, 05/04/47 (Call 11/04/46)	50	49,171
5.30%, 03/01/41	25	29,246
6.63%, 08/01/37	25	32,847

		150,351

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	95	84,130

Insurance — 2.6%
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	75	71,199
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	50	49,347
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	60	59,755
4.50%, 06/15/43	45	46,819
5.35%, 06/01/33	50	57,145
5.55%, 05/09/35	60	68,440
6.50%, 05/15/67 (Call 05/15/37)(c)(d)	25	26,533
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	65	58,638
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	75	66,396
4.38%, 01/15/55 (Call 07/15/54)	130	109,975
4.50%, 07/16/44 (Call 01/16/44)	245	224,658

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.70%, 07/10/35 (Call 01/10/35)	$50	$48,352
4.80%, 07/10/45 (Call 01/10/45)	25	23,977
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	55	54,209
4.75%, 05/15/45 (Call 11/15/44)	59	59,830
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	52,732
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	53,156
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	23,382
AXA SA, 8.60%, 12/15/30	161	209,892
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	25	25,148
4.25%, 01/15/49 (Call 07/15/48)	100	101,663
4.30%, 05/15/43	25	25,660
4.40%, 05/15/42	25	26,011
5.75%, 01/15/40	48	58,302
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	118,552
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	100	79,289
Chubb Corp. (The) 6.00%, 05/11/37	16	19,750
Series 1, 6.50%, 05/15/38	20	26,002
Chubb INA Holdings Inc. 4.15%, 03/13/43	25	25,380
4.35%, 11/03/45 (Call 05/03/45)	15	15,716
6.70%, 05/15/36	25	32,580
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)(d)	100	95,404
Genworth Holdings Inc., 6.50%, 06/15/34	25	19,859
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	25,667
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	75,319
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	60	57,402
4.40%, 03/15/48 (Call 09/15/47)	15	14,517
6.10%, 10/01/41	65	75,930
Liberty Mutual Group Inc. 4.85%, 08/01/44(a)	75	73,309
6.50%, 05/01/42(a)	75	89,489
7.80%, 03/07/87(a)	40	45,588
Lincoln National Corp. 6.15%, 04/07/36	10	11,512
7.00%, 06/15/40	90	115,084
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	45	42,500
Manulife Financial Corp., 5.38%, 03/04/46	65	72,351
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)	30	26,474
5.00%, 04/05/46	65	63,911
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	55	52,465
4.38%, 03/15/29 (Call 12/15/28)	25	25,791
4.75%, 03/15/39 (Call 09/15/38)	40	41,630
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(a)	25	23,539
8.88%, 06/01/39(a)	14	21,128
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	25	29,970
MetLife Inc.
4.05%, 03/01/45	25	23,764
4.13%, 08/13/42	51	49,218
4.88%, 11/13/43	66	70,661
5.70%, 06/15/35	53	61,676

Security	Par (000)	Value

Insurance (continued)
6.38%, 06/15/34	$63	$78,280
6.40%, 12/15/66 (Call 12/15/31)	125	132,484
6.50%, 12/15/32	55	69,257
Series N, 4.72%, 12/15/44	50	52,465
Nationwide Financial Services Inc., 6.75%, 05/15/87	10	10,258
Nationwide Mutual Insurance Co. 7.88%, 04/01/33(a)	100	133,217
9.38%, 08/15/39(a)	25	38,401
New York Life Insurance Co. 5.88%, 05/15/33(a)	45	54,372
6.75%, 11/15/39(a)	60	80,120
Northwestern Mutual Life Insurance Co. (The) 3.85%, 09/30/47 (Call 03/30/47)(a)	20	18,488
6.06%, 03/30/40(a)	130	160,202
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)(d)	100	87,826
Principal Financial Group Inc. 4.35%, 05/15/43	26	24,796
4.63%, 09/15/42	100	99,336
Progressive Corp. (The) 4.13%, 04/15/47 (Call 10/15/46)	115	115,145
4.20%, 03/15/48 (Call 09/15/47)	25	25,383
4.35%, 04/25/44	35	35,974
Provident Financing Trust I, 7.41%, 03/15/38	25	26,038
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)	75	69,312
3.94%, 12/07/49 (Call 06/07/49)	50	46,526
4.60%, 05/15/44	75	76,709
5.70%, 12/14/36	51	58,766
Series D, 6.63%, 12/01/37	50	61,868
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	48,964
Sompo International Holdings Ltd., 7.00%, 07/15/34	10	11,821
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	74,968
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)	110	108,105
4.90%, 09/15/44(a)	100	106,904
6.85%, 12/16/39(a)	104	137,028
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	13,356
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	100	93,994
4.30%, 08/25/45 (Call 02/25/45)	40	40,905
4.60%, 08/01/43	25	26,614
5.35%, 11/01/40	2	2,330
6.25%, 06/15/37	50	63,063
6.75%, 06/20/36	90	117,371
Unum Group, 5.75%, 08/15/42	25	26,065
Voya Financial Inc., 5.70%, 07/15/43	35	38,644
Western &Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	52,474
Western &Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	26,106
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	20	19,761
WR Berkley Corp., 4.75%, 08/01/44	35	34,551
XLIT Ltd. 5.25%, 12/15/43	10	10,875
5.50%, 03/31/45	50	53,198

		5,884,966

Internet — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	200	189,176

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)	$107	$106,491
4.05%, 08/22/47 (Call 02/22/47)	287	287,789
4.25%, 08/22/57 (Call 02/22/57)	15	15,195
4.80%, 12/05/34 (Call 06/05/34)	120	133,976
4.95%, 12/05/44 (Call 06/05/44)	145	164,798
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	92	74,004
Netflix Inc., 5.88%, 11/15/28(a)	50	51,998

		1,023,427

Iron &Steel — 0.2%
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	21,460
Nucor Corp. 5.20%, 08/01/43 (Call 02/01/43)	50	54,662
6.40%, 12/01/37	35	42,706
U.S. Steel Corp., 6.65%, 06/01/37	25	21,901
Vale Overseas Ltd. 6.88%, 11/21/36	102	111,426
6.88%, 11/10/39	165	180,873

		433,028

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	9,049

Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	37	38,395
Caterpillar Inc. 3.80%, 08/15/42	110	105,774
4.30%, 05/15/44 (Call 11/15/43)(b)	15	15,378
4.75%, 05/15/64 (Call 11/15/63)	75	79,027
5.20%, 05/27/41	41	46,343
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	27,632
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	154	155,109
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	49,108

		516,766

Manufacturing — 0.8%
3M Co. 3.63%, 10/15/47 (Call 04/15/47)	10	9,384
3.88%, 06/15/44	45	44,443
5.70%, 03/15/37	122	148,242
Eaton Corp. 3.92%, 09/15/47 (Call 02/15/47)	10	9,109
4.00%, 11/02/32	90	89,792
4.15%, 11/02/42	75	72,488
General Electric Co. 4.13%, 10/09/42	115	97,213
4.50%, 03/11/44	125	111,489
5.88%, 01/14/38	250	262,510
6.15%, 08/07/37	15	16,080
6.88%, 01/10/39	135	156,176
Series A, 6.75%, 03/15/32	100	114,509
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	28	28,050
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	75	71,343
5.75%, 06/15/43	65	74,447
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	55	53,742
4.20%, 11/21/34 (Call 05/21/34)	45	45,608
4.45%, 11/21/44 (Call 05/21/44)	100	102,464
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	253,328

		1,760,417

Security	Par (000)	Value

Media — 2.9%
21st Century Fox America Inc. 4.75%, 09/15/44 (Call 03/15/44)	$25	$27,101
4.95%, 10/15/45 (Call 04/15/45)	10	11,219
5.40%, 10/01/43	50	58,649
6.15%, 03/01/37	49	60,972
6.15%, 02/15/41	80	101,116
6.20%, 12/15/34	36	44,721
6.40%, 12/15/35	167	211,589
6.65%, 11/15/37	125	164,242
6.90%, 08/15/39	25	33,425
7.75%, 12/01/45	30	44,186
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)	60	55,136
4.85%, 07/01/42 (Call 01/01/42)	65	61,942
4.90%, 08/15/44 (Call 02/15/44)	35	33,382
5.90%, 10/15/40 (Call 04/15/40)	10	10,769
7.88%, 07/30/30	35	45,216
Charter Communications Operating LLC/Charter Communications Operating Capital 5.05%, 03/30/29 (Call 12/30/28)	25	25,581
5.38%, 04/01/38 (Call 10/01/37)	65	62,824
5.38%, 05/01/47 (Call 11/01/46)	195	185,240
5.75%, 04/01/48 (Call 10/01/47)	25	24,998
6.38%, 10/23/35 (Call 04/23/35)	150	160,758
6.48%, 10/23/45 (Call 04/23/45)	250	268,805
6.83%, 10/23/55 (Call 04/23/55)	25	26,938
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	140	122,308
3.40%, 07/15/46 (Call 01/15/46)	95	80,568
3.90%, 03/01/38 (Call 09/01/37)	25	23,603
3.97%, 11/01/47 (Call 05/01/47)	105	97,197
4.00%, 08/15/47 (Call 02/15/47)	50	46,529
4.00%, 03/01/48 (Call 09/01/47)	10	9,322
4.00%, 11/01/49 (Call 05/01/49)	111	103,197
4.05%, 11/01/52 (Call 05/01/52)	126	116,690
4.20%, 08/15/34 (Call 02/15/34)	165	166,195
4.25%, 10/15/30 (Call 07/15/30)	25	25,907
4.25%, 01/15/33	209	213,751
4.40%, 08/15/35 (Call 02/25/35)	125	126,021
4.50%, 01/15/43	25	25,241
4.60%, 10/15/38 (Call 04/15/38)	100	103,144
4.60%, 08/15/45 (Call 02/15/45)	125	127,102
4.65%, 07/15/42	75	76,753
4.70%, 10/15/48 (Call 04/15/48)	150	155,958
4.75%, 03/01/44	75	77,958
4.95%, 10/15/58 (Call 04/15/58)	50	52,832
5.65%, 06/15/35	25	28,468
6.40%, 05/15/38	29	35,538
6.40%, 03/01/40	25	30,831
6.45%, 03/15/37	25	30,683
6.50%, 11/15/35	75	91,895
7.05%, 03/15/33	42	54,540
Cox Communications Inc. 4.50%, 06/30/43 (Call 12/30/42)(a)	85	71,414
4.70%, 12/15/42(a)	100	87,145
4.80%, 02/01/35 (Call 08/01/34)(a)	25	22,870
Discovery Communications LLC 4.88%, 04/01/43	75	67,679
4.95%, 05/15/42	50	45,413
5.00%, 09/20/37 (Call 03/20/37)	95	89,743

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.20%, 09/20/47 (Call 03/20/47)	$135	$127,138
6.35%, 06/01/40	35	37,609
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	25	26,262
5.58%, 01/25/49 (Call 07/25/48)(a)	25	26,427
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	214,742
Liberty Interactive LLC, 8.25%, 02/01/30	40	40,875
NBCUniversal Media LLC
4.45%, 01/15/43	25	24,873
5.95%, 04/01/41	125	147,867
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	25	26,706
5.85%, 04/15/40	145	156,455
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	105	88,384
5.50%, 09/01/41 (Call 03/01/41)	90	85,144
5.88%, 11/15/40 (Call 05/15/40)	65	64,333
6.55%, 05/01/37	155	165,512
6.75%, 06/15/39	35	37,549
7.30%, 07/01/38	115	129,791
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	25	31,631
Viacom Inc.
4.38%, 03/15/43	85	73,143
5.25%, 04/01/44 (Call 10/01/43)	25	23,928
5.85%, 09/01/43 (Call 03/01/43)	60	62,585
6.88%, 04/30/36	154	175,133
Walt Disney Co. (The)
3.00%, 07/30/46	25	21,048
3.70%, 12/01/42	10	9,460
4.13%, 06/01/44(b)	160	162,222
4.38%, 08/16/41	10	10,424
7.00%, 03/01/32	31	41,745
Series E, 4.13%, 12/01/41	25	25,226
Warner Media LLC
4.65%, 06/01/44 (Call 12/01/43)	75	68,994
4.85%, 07/15/45 (Call 01/15/45)	41	39,254
4.90%, 06/15/42	185	177,334
5.35%, 12/15/43	70	70,793
5.38%, 10/15/41	10	10,138
6.10%, 07/15/40	25	27,285
6.25%, 03/29/41	30	33,481

		6,588,795

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	25	24,297

Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	152	158,341
6.45%, 10/15/35	40	45,832
Barrick North America Finance LLC
5.70%, 05/30/41	39	42,868
5.75%, 05/01/43	63	69,725
Barrick PD Australia Finance Pty Ltd.,
5.95%, 10/15/39	50	56,094
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	40	40,398
5.00%, 09/30/43	225	256,833
Corp. Nacional del Cobre de Chile,
4.25%, 07/17/42(a)	200	192,822
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	45,703
5.45%, 03/15/43 (Call 09/15/42)	95	83,554

Security	Par (000)	Value

Mining (continued)
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	$45	$43,350
6.90%, 11/15/37(a)	24	26,115
Goldcorp Inc.,
5.45%, 06/09/44 (Call 12/09/43)	10	10,433
Newcrest Finance Pty Ltd.,
5.75%, 11/15/41(a)	35	35,016
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	74,666
5.88%, 04/01/35	50	55,325
6.25%, 10/01/39	50	57,570
Rio Tinto Alcan Inc.
5.75%, 06/01/35	75	86,959
6.13%, 12/15/33	2	2,444
Rio Tinto Finance USA Ltd.,
5.20%, 11/02/40	50	57,361
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(b)	45	45,220
4.75%, 03/22/42 (Call 09/22/41)	25	27,267
Southern Copper Corp.
5.25%, 11/08/42	140	139,755
5.88%, 04/23/45	125	134,095
6.75%, 04/16/40	10	11,620
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	23,505
5.40%, 02/01/43 (Call 08/01/42)	50	48,164
6.00%, 08/15/40 (Call 02/15/40)	25	25,560
6.13%, 10/01/35	35	36,855
6.25%, 07/15/41 (Call 01/15/41)	31	32,360

		1,965,810

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39(b)	25	23,971

Oil & Gas — 4.5%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	62	74,743
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	22,672
6.20%, 03/15/40	4	4,396
6.45%, 09/15/36	150	169,074
6.60%, 03/15/46 (Call 09/15/45)	80	94,882
7.95%, 06/15/39	25	30,909
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	25	21,362
4.75%, 04/15/43 (Call 10/15/42)	169	153,616
5.10%, 09/01/40 (Call 03/01/40)	90	84,716
6.00%, 01/15/37	2	2,074
7.75%, 12/15/29	120	146,731
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	88,419
6.25%, 03/15/38	155	177,828
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	60	49,568
5.20%, 09/15/43 (Call 03/15/43)	10	9,110
5.25%, 06/15/37 (Call 12/15/36)	50	46,743
5.40%, 06/15/47 (Call 12/15/46)	55	51,853
6.75%, 11/15/39	125	131,732
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	193,620
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	80	80,554
Conoco Funding Co., 7.25%, 10/15/31	50	65,958
ConocoPhillips
5.90%, 10/15/32	100	119,637
5.90%, 05/15/38	50	60,649
6.50%, 02/01/39	100	130,735

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Canada Funding Co. I, 7.20%, 08/15/31	$100	$131,104
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	9	9,254
5.95%, 03/15/46 (Call 09/15/45)	25	31,748
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	127,177
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	100	95,774
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	54	52,653
5.00%, 06/15/45 (Call 12/15/44)	50	50,960
5.60%, 07/15/41 (Call 01/15/41)	95	102,859
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	37	23,362
5.70%, 10/15/39	35	23,800
Ecopetrol SA
5.88%, 05/28/45	200	201,800
7.38%, 09/18/43	50	58,806
Encana Corp.
6.50%, 08/15/34	54	61,933
6.50%, 02/01/38	25	27,772
6.63%, 08/15/37	30	33,959
7.38%, 11/01/31	25	29,799
8.13%, 09/15/30	75	92,338
Ensco PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	32,486
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	59,120
Equinor ASA
3.95%, 05/15/43	75	73,537
4.25%, 11/23/41	215	219,631
4.80%, 11/08/43	50	55,312
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	75	71,954
4.11%, 03/01/46 (Call 09/01/45)	200	208,336
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(h)	200	229,608
Hess Corp.
5.60%, 02/15/41	75	72,997
5.80%, 04/01/47 (Call 10/01/46)	75	74,661
6.00%, 01/15/40	100	100,498
7.30%, 08/15/31	31	35,323
Husky Energy Inc., 6.80%, 09/15/37	20	23,932
KazMunayGas National Co. JSC, 6.38%, 10/24/48(h)	250	270,170
Kerr-McGee Corp., 7.88%, 09/15/31	10	12,322
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	20	20,586
6.60%, 10/01/37	90	103,690
6.80%, 03/15/32	10	11,488
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)(a)	65	59,492
4.75%, 09/15/44 (Call 03/15/44)	110	105,323
6.50%, 03/01/41 (Call 09/01/40)	28	32,613
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	37,060
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)	25	21,430
7.05%, 05/01/29	25	26,282
Nexen Inc.
6.40%, 05/15/37	110	136,915
7.50%, 07/30/39	50	70,424
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	23,399
5.05%, 11/15/44 (Call 05/15/44)	90	84,288

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 11/15/43 (Call 05/15/43)	$15	$14,320
6.00%, 03/01/41 (Call 09/01/40)	78	80,871
Noble Holding International Ltd.
5.25%, 03/15/42	25	15,598
6.05%, 03/01/41	25	15,811
6.20%, 08/01/40	26	16,640
8.95%, 04/01/45 (Call 10/01/44)(b)	25	20,456
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	135	132,188
4.40%, 04/15/46 (Call 10/15/45)	119	121,748
4.63%, 06/15/45 (Call 12/15/44)	40	42,078
Pertamina Persero PT, 5.63%, 05/20/43(h)	200	201,640
Petrobras Global Finance BV
6.85%, 06/05/15	200	197,326
6.88%, 01/20/40	14	14,456
7.25%, 03/17/44	130	138,880
Petro-Canada
5.35%, 07/15/33	10	10,670
6.80%, 05/15/38	140	173,755
Petroleos Mexicanos
5.50%, 06/27/44	100	78,349
5.63%, 01/23/46	200	156,710
6.38%, 01/23/45	220	184,747
6.50%, 06/02/41	525	454,288
6.75%, 09/21/47	364	316,498
Petronas Capital Ltd., 4.50%, 03/18/45(h)	200	210,518
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	143,620
4.88%, 11/15/44 (Call 05/15/44)	140	145,782
Pride International LLC, 7.88%, 08/15/40	25	19,902
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	16,018
5.85%, 01/15/44 (Call 07/15/43)	25	16,384
Shell International Finance BV
3.63%, 08/21/42	25	23,458
3.75%, 09/12/46	95	90,355
4.00%, 05/10/46	185	184,826
4.13%, 05/11/35	92	94,835
4.38%, 05/11/45	150	157,651
4.55%, 08/12/43	20	21,374
5.50%, 03/25/40	100	119,477
6.38%, 12/15/38	150	196,245
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(h)	300	293,445
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	10	9,307
5.95%, 12/01/34	50	56,931
6.50%, 06/15/38	125	152,272
6.85%, 06/01/39	25	31,400
7.15%, 02/01/32	16	19,896
Transocean Inc.
6.80%, 03/15/38	50	37,807
7.50%, 04/15/31	35	29,267
9.35%, 12/15/41	25	23,310
Valero Energy Corp.
4.90%, 03/15/45	50	50,864
6.63%, 06/15/37	175	208,064
7.50%, 04/15/32	6	7,462
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(h)	50	39,812

		10,226,867

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	$90	$91,289
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	41	36,164
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	48,069
4.75%, 08/01/43 (Call 02/01/43)	133	132,702
4.85%, 11/15/35 (Call 05/15/35)	131	132,775
5.00%, 11/15/45 (Call 05/15/45)	75	77,198
6.70%, 09/15/38	53	64,689
7.45%, 09/15/39	2	2,623
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	64	52,186
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	14,795
6.50%, 08/01/36	50	30,055
6.75%, 09/15/40(b)	30	17,921
7.00%, 03/15/38	25	14,933

		715,399

Packaging & Containers — 0.0%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	26,059
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	40	43,364
WestRock MWV LLC, 8.20%, 01/15/30	10	12,836

		82,259

Pharmaceuticals — 3.1%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	280	254,372
4.40%, 11/06/42	95	84,142
4.45%, 05/14/46 (Call 11/14/45)	120	105,413
4.50%, 05/14/35 (Call 11/14/34)	125	116,926
4.70%, 05/14/45 (Call 11/14/44)	170	155,779
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	124	115,654
4.75%, 03/15/45 (Call 09/15/44)	55	50,760
4.85%, 06/15/44 (Call 12/15/43)	123	113,562
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	21,715
4.30%, 12/15/47 (Call 06/15/47)	75	65,375
AstraZeneca PLC 4.00%, 09/18/42	30	27,460
4.38%, 11/16/45	53	51,280
4.38%, 08/17/48 (Call 02/17/48)	15	14,474
6.45%, 09/15/37	325	394,969
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	195	174,424
4.40%, 07/15/44 (Call 01/15/44)(a)	115	97,575
4.63%, 06/25/38 (Call 12/25/37)(a)	25	22,831
4.70%, 07/15/64 (Call 01/15/64)(a)	56	44,378
4.88%, 06/25/48 (Call 12/25/47)(a)	25	22,861
Bristol-Myers Squibb Co., 3.25%, 08/01/42	60	49,148
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	50	43,157
4.50%, 11/15/44 (Call 05/15/44)	40	34,490
4.60%, 03/15/43	15	13,144
Cigna Corp.
4.80%, 08/15/38 (Call 02/15/38)(a)	100	99,652
4.90%, 12/15/48 (Call 06/15/48)(a)	225	222,658
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	150	145,764
4.88%, 07/20/35 (Call 01/20/35)	115	113,375
5.05%, 03/25/48 (Call 09/25/47)	425	421,213

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$250	$248,482
5.30%, 12/05/43 (Call 06/05/43)	122	123,802
6.13%, 09/15/39	25	28,100
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	30	29,995
3.70%, 03/01/45 (Call 09/01/44)	54	51,276
3.88%, 03/15/39 (Call 09/15/38)	45	44,411
3.95%, 05/15/47 (Call 11/15/46)	100	98,715
3.95%, 03/15/49 (Call 09/15/48)	25	24,487
4.15%, 03/15/59 (Call 09/15/58)	25	24,455
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	75	73,671
6.13%, 11/15/41	51	57,169
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	110	112,234
5.38%, 04/15/34	65	75,033
6.38%, 05/15/38	100	127,083
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	181	172,229
3.50%, 01/15/48 (Call 07/15/47)	53	49,692
3.55%, 03/01/36 (Call 09/01/35)	190	184,710
3.63%, 03/03/37 (Call 09/03/36)	160	156,387
3.70%, 03/01/46 (Call 09/01/45)	145	141,152
4.38%, 12/05/33 (Call 06/05/33)	59	63,541
4.50%, 09/01/40	25	27,070
4.50%, 12/05/43 (Call 06/05/43)	45	48,980
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	65	66,786
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	51,771
5.90%, 11/01/39	25	29,858
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	50	47,130
3.70%, 02/10/45 (Call 08/10/44)	125	119,302
4.15%, 05/18/43	115	117,551
6.50%, 12/01/33	15	19,543
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	65	57,389
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	64,601
Novartis Capital Corp.
3.70%, 09/21/42	10	9,620
4.00%, 11/20/45 (Call 05/20/45)	42	42,091
4.40%, 05/06/44	177	188,521
Pfizer Inc.
4.00%, 12/15/36	175	176,647
4.13%, 12/15/46	34	34,489
4.30%, 06/15/43	60	62,017
4.40%, 05/15/44	115	120,875
5.60%, 09/15/40	60	72,153
7.20%, 03/15/39	125	176,376
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	9,738
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	119,638
Wyeth LLC
5.95%, 04/01/37	150	185,191
6.50%, 02/01/34	40	51,916
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	50	45,263
4.70%, 02/01/43 (Call 08/01/42)	75	76,305

		6,983,996

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(h)	200	202,912

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	$50	$48,300
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	9,958
Buckeye Partners LP, 5.85%, 11/15/43 (Call 05/15/43)	100	95,552
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	33,808
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	50	54,031
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,167
6.45%, 11/03/36(a)	15	15,162
6.75%, 09/15/37(a)	25	25,500
8.13%, 08/16/30	25	28,851
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	40	34,573
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,768
7.38%, 10/15/45 (Call 04/15/45)	25	33,593
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	10	9,790
5.50%, 12/01/46 (Call 05/29/46)	64	72,890
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	64,933
5.15%, 03/15/45 (Call 09/15/44)	15	13,892
5.25%, 04/15/29 (Call 01/15/29)	25	26,108
5.30%, 04/15/47 (Call 10/15/46)	50	47,167
5.95%, 10/01/43 (Call 04/01/43)	60	60,823
6.13%, 12/15/45 (Call 06/15/45)	115	119,593
6.25%, 04/15/49 (Call 10/15/48)	25	26,803
6.50%, 02/01/42 (Call 08/01/41)	125	135,250
6.63%, 10/15/36	60	64,945
7.50%, 07/01/38	25	29,361
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	15	12,699
5.45%, 06/01/47 (Call 12/01/46)	50	44,071
5.60%, 04/01/44 (Call 10/01/43)	15	13,245
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	42,805
4.85%, 08/15/42 (Call 02/15/42)	233	236,702
4.85%, 03/15/44 (Call 09/15/43)	69	70,508
4.90%, 05/15/46 (Call 11/15/45)	15	15,434
4.95%, 10/15/54 (Call 04/15/54)	30	30,202
5.10%, 02/15/45 (Call 08/15/44)	164	171,846
5.95%, 02/01/41	2	2,296
6.13%, 10/15/39	60	69,899
6.45%, 09/01/40	35	42,074
7.55%, 04/15/38	10	13,067
Series D, 6.88%, 03/01/33	10	12,295
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	25	25,062
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	46,848
5.00%, 08/15/42 (Call 02/15/42)	20	19,430
5.00%, 03/01/43 (Call 09/01/42)	45	43,553
5.50%, 03/01/44 (Call 09/01/43)	100	103,268
5.80%, 03/15/35	20	21,192
6.38%, 03/01/41	60	67,355
6.50%, 09/01/39	10	11,321
6.55%, 09/15/40	50	56,863
6.95%, 01/15/38	75	89,716

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	$100	$98,704
5.20%, 03/01/48 (Call 09/01/47)	50	50,633
5.30%, 12/01/34 (Call 06/01/34)	75	77,770
5.55%, 06/01/45 (Call 12/01/44)	75	78,711
7.75%, 01/15/32	75	94,426
7.80%, 08/01/31	70	87,375
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	65	59,837
4.25%, 09/15/46 (Call 03/15/46)	15	14,082
4.85%, 02/01/49 (Call 08/01/48)	25	25,442
5.15%, 10/15/43 (Call 04/15/43)	25	25,902
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	45,956
5.20%, 03/01/47 (Call 09/01/46)	90	88,024
5.50%, 02/15/49 (Call 08/15/48)	55	56,353
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	25	29,908
ONEOK Inc., 6.00%, 06/15/35	10	10,577
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	150	160,003
6.20%, 09/15/43 (Call 03/15/43)	60	65,443
6.85%, 10/15/37	35	40,605
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	50	49,387
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (Call 12/15/43)	75	66,743
4.90%, 02/15/45 (Call 08/15/44)	60	55,058
5.15%, 06/01/42 (Call 12/01/41)	10	9,273
6.65%, 01/15/37	10	10,927
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	25	26,781
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	24,402
5.95%, 09/25/43 (Call 03/25/43)	20	22,351
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	60,908
5.35%, 05/15/45 (Call 11/15/44)	9	8,485
5.40%, 10/01/47 (Call 04/01/47)	129	123,351
6.10%, 02/15/42	10	10,184
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	25	22,655
7.00%, 07/15/32	50	59,898
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	250	254,267
4.75%, 05/15/38 (Call 11/15/37)	25	25,236
4.88%, 05/15/48 (Call 11/15/47)	50	50,350
5.60%, 03/31/34	50	53,389
6.10%, 06/01/40	28	32,156
6.20%, 10/15/37	12	13,774
7.25%, 08/15/38	95	120,367
7.63%, 01/15/39	44	57,991
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	25	24,137
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	10	9,078
5.45%, 04/01/44 (Call 10/01/43)	50	46,286
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	100	95,687
4.90%, 01/15/45 (Call 07/15/44)	25	24,140
5.10%, 09/15/45 (Call 03/15/45)	100	99,106
5.40%, 03/04/44 (Call 09/04/43)	10	10,178
5.75%, 06/24/44 (Call 12/24/43)	50	52,738

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40	$60	$67,652
8.75%, 03/15/32	26	34,875
Series A, 7.50%, 01/15/31	25	30,098

		5,323,140

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	50	46,321
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	9,697
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	10	9,912

		65,930

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(h)	200	239,882
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	50	50,133

		290,015

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30
(Call 04/01/30)	10	10,330
AvalonBay Communities Inc., 4.15%, 07/01/47 (Call 01/01/47)	10	9,794
Crown Castle International Corp., 4.75%, 05/15/47 (Call 11/15/46)	125	117,747
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	44	45,499
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	75	76,256
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	12,334
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	50	49,546
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	90	82,230
4.45%, 09/01/47 (Call 03/01/47)	25	23,512
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	75	78,236
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	94,552
4.25%, 11/30/46 (Call 05/30/46)	25	24,884
4.75%, 03/15/42 (Call 09/15/41)	20	21,218
6.75%, 02/01/40 (Call 11/01/39)	140	183,523
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	40	36,889
5.70%, 09/30/43 (Call 03/30/43)	35	38,704
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	15	15,240
6.50%, 03/15/41 (Call 09/15/40)	60	71,350
Weyerhaeuser Co., 7.38%, 03/15/32	75	95,438

		1,087,282

Retail — 1.5%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47
(Call 01/26/47)(a)	20	18,202
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	25,990
5.17%, 08/01/44 (Call 02/01/44)	40	29,695
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	75	66,187
3.90%, 06/15/47 (Call 12/15/46)	27	26,055
4.20%, 04/01/43 (Call 10/01/42)	15	15,106
4.25%, 04/01/46 (Call 10/01/45)	105	106,826
4.40%, 03/15/45 (Call 09/15/44)	75	77,997
4.88%, 02/15/44 (Call 08/15/43)	94	103,578
5.40%, 09/15/40 (Call 03/15/40)	15	17,464
5.88%, 12/16/36	252	306,004
5.95%, 04/01/41 (Call 10/01/40)	67	83,256

Security	Par (000)	Value

Retail (continued)
JC Penney Corp. Inc.
6.38%, 10/15/36(b)	$10	$3,746
7.40%, 04/01/37	25	9,228
7.63%, 03/01/97	25	8,924
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	10	9,075
L Brands Inc.
6.75%, 07/01/36	50	42,074
6.88%, 11/01/35	50	43,128
6.95%, 03/01/33	25	20,015
7.60%, 07/15/37	25	20,000
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	106	89,925
4.05%, 05/03/47 (Call 11/03/46)	115	102,688
4.25%, 09/15/44 (Call 03/15/44)	25	22,926
4.38%, 09/15/45 (Call 03/15/45)	57	53,049
4.65%, 04/15/42 (Call 10/15/41)	40	38,906
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	7	5,659
McDonald’s Corp.
3.63%, 05/01/43	35	30,380
3.70%, 02/15/42	35	30,857
4.45%, 03/01/47 (Call 09/01/46)	90	87,710
4.60%, 05/26/45 (Call 11/26/44)	50	49,394
4.70%, 12/09/35 (Call 06/09/35)	33	34,001
4.88%, 07/15/40	25	25,744
4.88%, 12/09/45 (Call 06/09/45)	75	77,160
6.30%, 10/15/37	50	59,848
6.30%, 03/01/38	60	71,811
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	25	21,384
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	23,351
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	125	107,241
4.30%, 06/15/45 (Call 12/10/44)	10	9,378
Target Corp.
3.63%, 04/15/46	110	99,073
3.90%, 11/15/47 (Call 05/15/47)	65	61,153
4.00%, 07/01/42	155	150,398
Walgreen Co., 4.40%, 09/15/42	25	22,286
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	9,690
4.65%, 06/01/46 (Call 12/01/45)	150	138,576
4.80%, 11/18/44 (Call 05/18/44)	55	51,478
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	144	135,238
3.95%, 06/28/38 (Call 12/28/37)	75	75,314
4.00%, 04/11/43 (Call 10/11/42)	58	57,791
4.05%, 06/29/48 (Call 12/29/47)	195	196,640
4.30%, 04/22/44 (Call 10/22/43)	79	82,455
5.25%, 09/01/35	160	186,864
5.63%, 04/01/40	15	18,191
5.63%, 04/15/41	5	6,094
6.50%, 08/15/37	30	39,204
Yum! Brands Inc., 6.88%, 11/15/37	25	25,015

		3,329,422

Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	42,538
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	65	65,214
5.10%, 10/01/35 (Call 04/01/35)	35	38,438
5.85%, 06/15/41	20	23,857

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	$225	$214,639
4.00%, 12/15/32	50	53,083
4.10%, 05/19/46 (Call 11/19/45)	41	41,313
4.10%, 05/11/47 (Call 11/11/46)	70	70,559
4.25%, 12/15/42	25	25,864
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	87	78,137
4.65%, 05/20/35 (Call 11/20/34)	130	127,326
4.80%, 05/20/45 (Call 11/20/44)	50	48,166
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	75	76,758

		905,892

Software — 1.4%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	30	27,088
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	40	37,180
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	40	38,822
3.50%, 02/12/35 (Call 08/12/34)	105	102,745
3.50%, 11/15/42	125	118,055
3.70%, 08/08/46 (Call 02/08/46)	195	190,215
3.75%, 02/12/45 (Call 08/12/44)	115	112,878
3.95%, 08/08/56 (Call 02/08/56)	169	166,005
4.00%, 02/12/55 (Call 08/12/54)	100	99,248
4.10%, 02/06/37 (Call 08/06/36)	150	156,745
4.20%, 11/03/35 (Call 05/03/35)	30	31,789
4.45%, 11/03/45 (Call 05/03/45)	135	147,347
4.50%, 10/01/40	5	5,466
4.50%, 02/06/57 (Call 08/06/56)	130	141,229
4.75%, 11/03/55 (Call 05/03/55)	40	45,103
4.88%, 12/15/43 (Call 06/15/43)	20	22,743
5.20%, 06/01/39	30	35,417
5.30%, 02/08/41	192	229,930
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	175	186,009
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	195	188,998
3.80%, 11/15/37 (Call 05/15/37)	148	141,997
3.85%, 07/15/36 (Call 01/15/36)	80	77,468
3.90%, 05/15/35 (Call 11/15/34)	50	49,086
4.00%, 07/15/46 (Call 01/15/46)	160	153,171
4.00%, 11/15/47 (Call 05/15/47)	100	95,787
4.13%, 05/15/45 (Call 11/15/44)	100	97,635
4.30%, 07/08/34 (Call 01/08/34)	135	140,539
4.38%, 05/15/55 (Call 11/15/54)	50	49,918
4.50%, 07/08/44 (Call 01/08/44)	51	52,758
5.38%, 07/15/40	109	125,300
6.13%, 07/08/39	79	97,943
6.50%, 04/15/38	60	76,841

		3,241,455

Telecommunications — 3.8%
America Movil SAB de CV
6.13%, 11/15/37	25	29,871
6.13%, 03/30/40	150	181,327
6.38%, 03/01/35	40	48,310
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	115	112,779
4.30%, 12/15/42 (Call 06/15/42)	150	131,432
4.35%, 06/15/45 (Call 12/15/44)	220	192,555
4.50%, 05/15/35 (Call 11/15/34)	210	198,236

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/09/48 (Call 09/09/47)	$235	$209,857
4.55%, 03/09/49 (Call 09/09/48)	100	89,334
4.75%, 05/15/46 (Call 11/15/45)	200	185,742
4.80%, 06/15/44 (Call 12/15/43)	200	187,654
4.85%, 03/01/39 (Call 09/01/38)	40	38,231
4.90%, 08/15/37 (Call 02/14/37)	25	24,170
5.15%, 03/15/42	75	73,757
5.15%, 11/15/46 (Call 05/15/46)	115	112,333
5.15%, 02/15/50 (Call 08/14/49)	25	24,278
5.25%, 03/01/37 (Call 09/01/36)	250	251,522
5.35%, 09/01/40	135	135,567
5.45%, 03/01/47 (Call 09/01/46)	50	50,903
5.55%, 08/15/41	10	10,288
5.65%, 02/15/47 (Call 08/15/46)	170	177,249
5.70%, 03/01/57 (Call 09/01/56)	75	76,397
6.00%, 08/15/40 (Call 05/15/40)	100	107,508
6.38%, 03/01/41	100	112,983
6.55%, 02/15/39	25	28,574
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	30	29,844
British Telecommunications PLC, 9.63%, 12/15/30	200	279,202
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	43,682
Series U, 7.65%, 03/15/42	25	21,859
Cisco Systems Inc.
5.50%, 01/15/40	105	128,428
5.90%, 02/15/39	200	255,432
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	49,799
8.75%, 06/15/30	274	365,691
Embarq Corp., 8.00%, 06/01/36	77	74,494
Frontier Communications Corp., 9.00%, 08/15/31	50	27,995
Juniper Networks Inc., 5.95%, 03/15/41	40	39,057
Koninklijke KPN NV, 8.38%, 10/01/30	25	30,279
Motorola Solutions Inc., 5.50%, 09/01/44	20	18,219
Nokia OYJ, 6.63%, 05/15/39	25	26,237
Orange SA
5.38%, 01/13/42	38	41,043
5.50%, 02/06/44 (Call 08/06/43)	45	49,434
9.00%, 03/01/31	165	231,604
Qwest Capital Funding Inc., 7.75%, 02/15/31	25	21,806
Qwest Corp.
6.88%, 09/15/33 (Call 09/15/19)	64	62,781
7.13%, 11/15/43 (Call 11/15/19)	25	24,413
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	9,692
4.50%, 03/15/43 (Call 09/15/42)	60	59,491
5.00%, 03/15/44 (Call 09/15/43)	125	132,680
5.45%, 10/01/43 (Call 04/01/43)	25	27,606
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	24	20,666
Sprint Capital Corp., 8.75%, 03/15/32	150	162,730
Telecom Italia Capital SA
6.00%, 09/30/34	60	54,351
6.38%, 11/15/33	50	46,960
7.20%, 07/18/36	65	65,072
7.72%, 06/04/38	58	59,529
Telefonica Emisiones SAU
4.90%, 03/06/48	150	138,121
7.05%, 06/20/36	150	176,158
Telefonica Europe BV, 8.25%, 09/15/30	122	157,543
U.S. Cellular Corp., 6.70%, 12/15/33	25	26,459

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	$105	$94,424
4.13%, 08/15/46	175	161,819
4.27%, 01/15/36	10	9,782
4.40%, 11/01/34 (Call 05/01/34)	125	125,536
4.50%, 08/10/33	100	102,251
4.52%, 09/15/48	300	292,908
4.67%, 03/15/55	225	218,722
4.75%, 11/01/41	137	139,011
4.81%, 03/15/39	100	102,689
4.86%, 08/21/46	225	231,453
5.01%, 04/15/49	244	255,165
5.01%, 08/21/54	325	332,962
5.25%, 03/16/37	35	38,104
5.50%, 03/16/47	105	117,497
6.55%, 09/15/43	57	70,658
Vodafone Group PLC
4.38%, 02/19/43	52	44,650
5.00%, 05/30/38	275	261,668
5.25%, 05/30/48	50	47,741
6.15%, 02/27/37	50	53,551
6.25%, 11/30/32	33	36,901
7.88%, 02/15/30	90	112,082

		8,598,788

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	40	35,389
6.35%, 03/15/40	20	20,757
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	20,374
6.20%, 10/01/40	25	20,213

		96,733

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	30	28,886
4.13%, 06/15/47 (Call 12/15/46)	35	34,868
4.15%, 04/01/45 (Call 10/01/44)	25	25,087
4.38%, 09/01/42 (Call 03/01/42)	10	10,306
4.45%, 03/15/43 (Call 09/15/42)	14	14,569
4.55%, 09/01/44 (Call 03/01/44)	80	84,126
4.90%, 04/01/44 (Call 10/01/43)	54	59,532
5.15%, 09/01/43 (Call 03/01/43)	125	142,057
5.40%, 06/01/41 (Call 12/01/40)	10	11,534
5.75%, 05/01/40 (Call 11/01/39)	240	289,301
6.15%, 05/01/37	25	30,753
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	22,102
3.65%, 02/03/48 (Call 08/03/47)	25	24,007
6.20%, 06/01/36	35	43,973
6.38%, 11/15/37	21	26,998
Cie. de Chemin de Fer Canadien Pacifique
4.80%, 08/01/45 (Call 02/01/45)	25	26,570
5.95%, 05/15/37	26	30,610
6.13%, 09/15/15 (Call 03/15/15)	78	90,621
7.13%, 10/15/31	15	19,281
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	113	101,219
3.95%, 05/01/50 (Call 11/01/49)	125	112,595
4.10%, 03/15/44 (Call 09/15/43)	53	49,910

Security	Par (000)	Value

Transportation (continued)
4.25%, 11/01/66 (Call 05/01/66)	$25	$21,877
4.50%, 08/01/54 (Call 02/01/54)	25	24,051
5.50%, 04/15/41 (Call 10/15/40)	25	27,706
6.00%, 10/01/36	26	30,069
6.15%, 05/01/37	15	17,659
6.22%, 04/30/40	40	47,874
FedEx Corp.
3.88%, 08/01/42	15	12,854
3.90%, 02/01/35	125	115,082
4.10%, 02/01/45	60	52,442
4.40%, 01/15/47 (Call 07/15/46)	47	42,801
4.55%, 04/01/46 (Call 10/01/45)	125	116,777
4.75%, 11/15/45 (Call 05/15/45)	108	103,846
4.90%, 01/15/34	25	26,284
5.10%, 01/15/44	83	83,866
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	46,851
4.95%, 08/15/45 (Call 02/15/45)	10	10,316
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h)	200	204,130
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	84	78,463
3.95%, 10/01/42 (Call 04/01/42)	15	14,054
4.05%, 08/15/52 (Call 02/15/52)	75	69,476
4.65%, 01/15/46 (Call 07/15/45)	100	103,071
4.84%, 10/01/41	25	26,185
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	76,287
3.80%, 10/01/51 (Call 04/01/51)	29	25,633
3.88%, 02/01/55 (Call 08/01/54)	30	26,192
4.00%, 04/15/47 (Call 10/15/46)	85	79,265
4.05%, 11/15/45 (Call 05/15/45)	10	9,358
4.05%, 03/01/46 (Call 09/01/45)	20	18,750
4.10%, 09/15/67 (Call 03/15/67)	50	43,266
4.25%, 04/15/43 (Call 10/15/42)	10	9,559
4.30%, 03/01/49 (Call 09/01/48)	50	48,959
4.38%, 11/15/65 (Call 05/15/65)	90	81,778
4.75%, 09/15/41 (Call 03/15/41)	10	10,279
4.80%, 09/10/58 (Call 03/10/58)	25	25,639
4.82%, 02/01/44 (Call 08/01/43)	50	51,782
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	35	30,298
3.63%, 10/01/42	50	45,507
3.75%, 11/15/47 (Call 05/15/47)	167	153,946
6.20%, 01/15/38	75	93,358
XPO CNW Inc., 6.70%, 05/01/34	25	21,931

		3,406,426

Trucking & Leasing — 0.0%
GATX Corp.
4.70%, 04/01/29 (Call 01/01/29)	25	25,319
5.20%, 03/15/44 (Call 09/15/43)	15	14,998

		40,317

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	23,138
4.20%, 09/01/48 (Call 03/01/48)	25	24,682
4.30%, 12/01/42 (Call 06/01/42)	25	25,103

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
4.30%, 09/01/45 (Call 03/01/45)	$10	$9,996
6.59%, 10/15/37	90	114,583

		197,502

Total Corporate Bonds & Notes — 50.4% (Cost: $119,833,898)		114,702,751

Foreign Government Obligations(i)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(h)	200	213,686

Argentina — 0.5%
Argentine Republic Government International Bond
2.50%, 12/31/38(g)	50	27,019
6.88%, 01/11/48	200	150,220
7.13%, 07/06/36	200	155,714
7.13%, 06/28/17	140	106,975
7.63%, 04/22/46	150	120,620
8.28%, 12/31/33	210	178,200
Series NY, 2.50%, 12/31/38(g)	200	116,744
Series NY, 8.28%, 12/31/33	225	191,983

		1,047,475

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(h)	200	221,926

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(h)	200	181,152

Brazil — 0.4%
Brazilian Government International Bond 5.00%, 01/27/45(b)	300	273,219
5.63%, 01/07/41	250	250,105
5.63%, 02/21/47	200	196,458
7.13%, 01/20/37	100	117,113

		836,895

Canada — 0.2%
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	290	400,882

Chile — 0.2%
Chile Government International Bond
3.63%, 10/30/42	150	143,405
3.86%, 06/21/47	400	389,676

		533,081

Colombia — 0.4%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	201,020
5.63%, 02/26/44 (Call 08/26/43)	200	216,182
6.13%, 01/18/41	100	113,475
7.38%, 09/18/37	100	126,288
10.38%, 01/28/33	150	227,151

		884,116

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(h)	200	190,312

Dominican Republic — 0.1%
Dominican Republic International Bond 6.85%, 01/27/45(h)	200	209,044
7.45%, 04/30/44(h)	100	110,656

		319,700

Security	Par (000)	Value

Egypt — 0.2%
Egypt Government International Bond
6.88%, 04/30/40(h)	$200	$181,342
8.50%, 01/31/47(h)	200	204,760

		386,102

El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(h)	150	153,844
8.25%, 04/10/32(h)	60	64,306

		218,150

Ghana — 0.1%
Ghana Government International Bond, 7.63%, 05/16/29(h)	200	193,702

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	100	145,970

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48(b)	400	381,544
4.63%, 04/15/43(h)	200	195,286
5.13%, 01/15/45(h)	200	206,046
5.25%, 01/17/42(h)	200	208,830
5.25%, 01/08/47(h)	200	210,850
6.63%, 02/17/37(h)	100	120,129
7.75%, 01/17/38(h)	100	133,348

		1,456,033

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	208,482

Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	50	51,904

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/19)(g)(h)	181	171,601

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	238,220

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(h)	200	210,028

Lebanon — 0.2%
Lebanon Government International Bond 6.65%, 02/26/30(h)	200	163,054
6.85%, 05/25/29	150	122,700
7.00%, 03/23/32(h)	100	81,544
7.25%, 03/23/37(h)	50	40,732

		408,030

Mexico — 0.7%
Mexico Government International Bond 4.35%, 01/15/47	200	179,664
4.60%, 01/23/46	200	185,800
4.75%, 03/08/44	300	284,346
5.55%, 01/21/45	250	264,135
5.75%, 10/12/10	200	197,356
6.75%, 09/27/34	160	190,016
7.50%, 04/08/33	250	313,470
8.30%, 08/15/31	75	99,340

		1,714,127

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria — 0.2%
Nigeria Government International Bond
7.63%, 11/28/47(h)	$200	$194,320
7.88%, 02/16/32(h)	200	204,674

		398,994

Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(h)	200	181,118

Panama — 0.2%
Panama Government International Bond
6.70%, 01/26/36	300	380,958
9.38%, 04/01/29	100	143,410

		524,368

Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50(b)	200	245,342
6.55%, 03/14/37	100	130,411
8.75%, 11/21/33	77	116,910

		492,663

Philippines — 0.4%
Philippine Government International Bond
3.70%, 02/02/42	200	196,208
3.95%, 01/20/40	300	305,364
6.38%, 01/15/32	165	208,119
6.38%, 10/23/34	100	129,822
7.75%, 01/14/31	100	138,030

		977,543

Qatar — 0.4%
Qatar Government International Bond
4.63%, 06/02/46(h)	200	206,232
5.10%, 04/23/48(h)	200	216,066
6.40%, 01/20/40(a)	100	125,854
9.75%, 06/15/30(a)	300	456,990

		1,005,142

Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(h)	100	99,102
6.13%, 01/22/44(h)	100	113,043

		212,145

Russia — 0.4%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47(h)	400	397,540
5.63%, 04/04/42(h)	200	215,748
7.50%, 03/31/30(g)(h)	203	225,464

		838,752

Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 10/26/46(h)	400	385,256
4.63%, 10/04/47(h)	217	211,078
5.25%, 01/16/50(a)	200	209,674

		806,008

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(h)	200	190,162

Security	Par (000)	Value

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$200	$178,034
5.38%, 07/24/44	200	185,542
6.25%, 03/08/41	100	103,900

		467,476

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	115,765
Inter-American Development Bank
3.20%, 08/07/42	50	48,696
3.88%, 10/28/41	30	32,420
4.38%, 01/24/44	35	40,930
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	83,522

		321,333

Turkey — 0.5%
Turkey Government International Bond
5.75%, 05/11/47	200	165,834
6.00%, 01/14/41	300	259,185
6.63%, 02/17/45	200	183,950
6.75%, 05/30/40	100	94,155
6.88%, 03/17/36	135	129,566
7.25%, 03/05/38	100	99,578
8.00%, 02/14/34	200	213,838

		1,146,106

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(h)	200	172,500

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(h)	200	198,760

Uruguay — 0.3%
Uruguay Government International Bond
4.13%, 11/20/45	100	93,213
4.98%, 04/20/55	100	100,664
5.10%, 06/18/50	150	154,165
7.63%, 03/21/36	100	134,708
7.88%, 01/15/33	90	121,854

		604,604

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(h)(j)	80	24,247
9.38%, 01/13/34(j)	70	22,341
11.95%, 08/05/31(h)(j)	250	75,155

		121,743

Total Foreign Government Obligations — 8.3% (Cost: $19,566,299)		18,890,991

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	57,422

California — 1.1%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	254,739
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	138,763
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	62,595

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	$50	$72,020
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	71,617
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	71,977
Los Angeles Department of Water & Power Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	62,000
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	179,254
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	64,806
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	116,492
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	104,288
State of California GO BAB 7.30%, 10/01/39	185	258,204
7.50%, 04/01/34	120	167,645
7.55%, 04/01/39	100	145,797
7.60%, 11/01/40	305	454,590
7.95%, 03/01/36 (Call 03/01/20)	100	104,789
University of California RB, Series AQ, 4.77%, 05/15/15	100	99,970
University of California RB BAB, 5.77%, 05/15/43	50	60,743

		2,490,289

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	25,978

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	58,089
Project M, Series 2010-A, 6.66%, 04/01/57	50	56,480

		114,569

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	208,350
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	65,960
State of Illinois GO, 5.10%, 06/01/33	400	378,904
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	108,957

		762,171

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	62,007

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	100	120,601
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	30,121
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	60,800

		211,522

New Jersey — 0.3%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	120,245
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	138,972
Series F, 7.41%, 01/01/40	150	215,391

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 6.10%, 12/15/28 (Call 12/15/20)	$75	$77,581

		552,189

New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	117,587
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	100	141,139
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB 5.51%, 08/01/37	50	58,590
5.57%, 11/01/38	150	176,440
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	150	189,984
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	116,628
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	63,133
Port Authority of New York & New Jersey RB 4.93%, 10/01/51	80	90,885
6.04%, 12/01/29	40	48,369
Series 174, 4.46%, 10/01/62	150	157,982
Series 181, 4.96%, 08/01/46	50	56,251

		1,216,988

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	181,702
Series E, 6.27%, 02/15/50	50	62,053
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	75	78,722
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	112,844
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,219

		462,540

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	61,426

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	52,223

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	58,365
City of San Antonio Texas Electric &Gas Systems Revenue RB BAB 5.72%, 02/01/41	25	30,517
5.81%, 02/01/41	50	62,575
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44 .	50	64,106
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	36,176
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	42,701
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	70,094
State of Texas GO BAB, 5.52%, 04/01/39	100	122,130
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	85,730

		572,394

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	$50	$58,853

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	24,597

Total Municipal Debt Obligations — 2.9% (Cost: $6,793,798)		6,725,168

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.3%
Federal Home Loan Banks, 5.50%, 07/15/36	150	191,853
Federal Home Loan Mortgage Corp. 6.25%, 07/15/32	500	664,735
6.75%, 03/15/31	450	609,817
Federal National Mortgage Association 6.25%, 05/15/29	175	223,193
6.63%, 11/15/30	100	133,684
Tennessee Valley Authority 3.50%, 12/15/42	50	48,884
5.25%, 09/15/39	65	80,360
5.38%, 04/01/56	500	671,190
7.13%, 05/01/30	225	307,336

		2,931,052

U.S. Government Obligations — 35.7%
U.S. Treasury Note/Bond 2.25%, 08/15/46	4,450	3,757,338
2.50%, 02/15/45	3,375	3,020,110
2.50%, 02/15/46	3,175	2,831,841
2.50%, 05/15/46	1,300	1,158,640
2.75%, 08/15/42	1,800	1,704,612
2.75%, 08/15/47	2,250	2,105,916
2.75%, 11/15/47	3,500	3,273,299
2.88%, 05/15/43	500	482,663
2.88%, 08/15/45	3,375	3,247,413
2.88%, 11/15/46	3,150	3,029,403
3.00%, 11/15/44	7,425	7,316,543
3.00%, 05/15/45	1,375	1,355,088
3.00%, 11/15/45	2,100	2,069,485
3.00%, 02/15/47	1,375	1,355,543
3.00%, 05/15/47	2,300	2,265,156
3.00%, 02/15/48	6,250	6,144,001
3.00%, 08/15/48	650	639,070
3.13%, 11/15/41	1,200	1,216,269
3.13%, 08/15/44	2,050	2,065,016
3.13%, 05/15/48	1,925	1,939,066
3.38%, 05/15/44	1,450	1,524,131
3.50%, 02/15/39	390	423,393
3.63%, 08/15/43	2,950	3,228,380
3.63%, 02/15/44	1,450	1,587,482

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.75%, 08/15/41	$1,700	$1,898,420
3.75%, 11/15/43	2,000	2,232,930
3.88%, 08/15/40	2,300	2,617,790
4.25%, 05/15/39	1,000	1,198,230
4.25%, 11/15/40	1,000	1,197,740
4.38%, 11/15/39	2,530	3,080,396
4.38%, 05/15/40	1,095	1,333,317
4.50%, 08/15/39	2,450	3,032,026
4.75%, 02/15/41	2,000	2,558,958
5.38%, 02/15/31	950	1,201,977
6.25%, 05/15/30	2,425	3,239,776

		81,331,418

Total U.S. Government & Agency Obligations — 37.0% (Cost: $88,122,857)		84,262,470

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(k)(l)(m)	3,140	3,140,490

Total Short-Term Investments — 1.4% (Cost: $3,140,490)		3,140,490

Total Investments in Securities — 100.0% (Cost: $237,457,342)		227,721,870

Other Assets, Less Liabilities — 0.0%		63,158

Net Assets — 100.0%		$227,785,028

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,338	802	3,140	$3,140,490	$25,861	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$114,702,751	$—	$114,702,751
Foreign Government Obligations	—	18,890,991	—	18,890,991
Municipal Debt Obligations	—	6,725,168	—	6,725,168
U.S. Government & Agency Obligations	—	84,262,470	—	84,262,470
Money Market Funds	3,140,490	—	—	3,140,490

	$3,140,490	$224,581,380	$—	$227,721,870

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$57,531,727	$224,581,380
Affiliated(c)	9,357,160	3,140,490
Cash	—	18,299
Receivables:
Investments sold	1,126,604	225,008
Securities lending income — Affiliated	126	608
Capital shares sold	43,587	—
Dividends	14,720	2,465
Interest	339,700	2,371,643

Total assets	68,413,624	230,339,893

LIABILITIES
Collateral on securities loaned, at value	331,360	1,659,435
Payables:
Investments purchased	9,893,077	884,896
Investment advisory fees	2,000	10,534

Total liabilities	10,226,437	2,554,865

NET ASSETS	$58,187,187	$227,785,028

NET ASSETS CONSIST OF:
Paid-in capital	$58,909,928	$239,083,953
Accumulated loss	(722,741)	(11,298,925)

NET ASSETS	$58,187,187	$227,785,028

Shares outstanding	1,200,000	3,800,000

Net asset value	$48.49	$59.94

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$320,227	$1,606,453
(b) Investments, at cost — Unaffiliated	$57,784,410	$234,316,852
(c) Investments, at cost — Affiliated	$9,355,500	$3,140,490

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations

Year Ended February 28, 2019

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$254	$14,582
Dividends — Affiliated	216,648	20,937
Interest — Unaffiliated	1,394,715	8,647,534
Interest — Affiliated	625	—
Securities lending income — Affiliated — net	3,143	4,924

Total investment income	1,615,385	8,687,977

EXPENSES
Investment advisory fees	29,728	128,199

Total expenses	29,728	128,199

Less:
Investment advisory fees waived	(8,907)	—

Total expenses after fees waived	20,821	128,199

Net investment income	1,594,564	8,559,778

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(237,067)	(1,307,526)
Investments — Affiliated	(2,207)	—
In-kind redemptions — Unaffiliated	(111,851)	(3,223,911)

Net realized loss	(351,125)	(4,531,437)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	694,303	(153,392)
Investments — Affiliated	4,205	—

Net change in unrealized appreciation (depreciation)	698,508	(153,392)

Net realized and unrealized gain (loss)	347,383	(4,684,829)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,941,947	$3,874,949

See notes to financial statements.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,594,564	$811,464	$8,559,778	$11,783,338
Net realized gain (loss)	(351,125)	(217,273)	(4,531,437)	10,797,595
Net change in unrealized appreciation (depreciation)	698,508	(548,365)	(153,392)	(5,393,382)

Net increase in net assets resulting from operations	1,941,947	45,826	3,874,949	17,187,551

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
From net investment income	(1,504,671)	(870,159)	(8,781,514)	(11,378,003)
Return of capital	—	(34,002)	—	—

Decrease in net assets resulting from distributions to shareholders	(1,504,671)	(904,161)	(8,781,514)	(11,378,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,223,456	14,783,096	(39,640,555)	105,698,855

NET ASSETS(b)
Total increase (decrease) in net assets	19,660,732	13,924,761	(44,547,120)	111,508,403
Beginning of year	38,526,455	24,601,694	272,332,148	160,823,745

End of year	$58,187,187	$38,526,455	$227,785,028	$272,332,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Period From 11/01/16 to 02/28/17	(a)

Net asset value, beginning of period	$48.16	$49.20	$50.00

Net investment income(b)	1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	0.25	(0.88)	(0.91)

Net increase (decrease)from investment operations	1.79	0.36	(0.51)

Distributions(d)
From net investment income	(1.46)	(1.35)	(0.29)
Return of capital	—	(0.05)	—

Total distributions	(1.46)	(1.40)	(0.29)

Net asset value, end of period	$48.49	$48.16	$49.20

Total Return
Based on net asset value	3.81%	0.70%	(1.01	)%(e)

Ratios to Average Net Assets
Total expenses	0.06%	0.07%	0.08	%(f)

Total expenses after fees waived	0.04%	0.05%	0.06	%(f)

Net investment income	3.22%	2.51%	2.53	%(f)

Supplemental Data
Net assets, end of period (000)	$58,187	$38,526	$24,602

Portfolio turnover rate(g)(h)	481%	504%	108	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$61.20	$61.86	$60.60	$64.40	$58.28

Net investment income(a)	2.39	2.39	2.41	2.44	2.46
Net realized and unrealized gain (loss)(b)	(1.21)	(0.49)	1.27	(3.78)	5.97

Net increase (decrease)from investment operations	1.18	1.90	3.68	(1.34)	8.43

Distributions(c)
From net investment income	(2.44)	(2.56)	(2.42)	(2.46)	(2.31)

Total distributions	(2.44)	(2.56)	(2.42)	(2.46)	(2.31)

Net asset value, end of year	$59.94	$61.20	$61.86	$60.60	$64.40

Total Return
Based on net asset value	2.04%	3.03%	6.08%	(1.98)%	14.72%

Ratios to Average Net Assets
Total expenses	0.06%	0.07%	0.10%	0.12%	0.12%

Net investment income	4.01%	3.79%	3.81%	4.01%	3.95%

Supplemental Data
Net assets, end of year (000)	$227,785	$272,332	$160,824	$157,560	$222,187

Portfolio turnover rate(d)	10%	11%	8%	11%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Non-diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (continued)

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$50,938	$50,938		$—	$—
Citigroup Global Markets Inc.	93,359	93,359		—	—
Credit Suisse Securities (USA) LLC	9,242	9,242		—	—
Jefferies LLC	24,495	24,495		—	—
JPMorgan Securities LLC	92,800	92,800		—	—
Morgan Stanley & Co. LLC	25,056	25,056		—	—
Nomura Securities International Inc.	24,337	24,337		—	—

	$320,227	$320,227		$—	$—

Core 10+ Year USD Bond
Barclays Bank PLC	$245,342	$245,342		$—	$—
Citigroup Global Markets Inc.	558,726	558,726		—	—
Goldman Sachs & Co.	462,174	462,174		—	—
JPMorgan Securities LLC	55,830	55,830		—	—
Morgan Stanley & Co. LLC	3,746	3,500		—	(246	)(b)
UBS AG	251,479	251,479		—	—
Wells Fargo Securities LLC	29,156	29,156		—	—

	$1,606,453	$1,606,207		$—	$(246)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$853
Core 10+ Year USD Bond	1,413

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 10+ Year USD Bond	$—	$994,618

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$238,210,789	$226,570,418	$4,725,570	$6,571,510
Core 10+ Year USD Bond	12,246,124	9,455,479	9,950,542	11,694,730

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$14,107,408	$4,760,058
Core 10+ Year USD Bond	63,477,813	102,200,936

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Core 5-10 Year USD Bond	$(112,622)	$112,622
Core 10+ Year USD Bond	(3,254,285)	3,254,285

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
Core 5-10 Year USD Bond
Ordinary income	$1,504,671	$870,159
Return of capital	—	34,002

	$1,504,671	$904,161

Core 10+ Year USD Bond
Ordinary income	$8,781,514	$11,378,003

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core 5-10 Year USD Bond	$94,060	$(559,561)		$(257,240)		$(722,741)
Core 10+ Year USD Bond	731,332	(2,199,024)		(9,831,233)		(11,298,925)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the accrual of income on securities in default.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$67,142,097	$367,329	$(620,539)	$(253,210)
Core 10+ Year USD Bond	237,501,956	1,050,603	(10,830,689)	(9,780,086)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	600,000	$28,736,318	300,000	$14,783,096
Shares redeemed	(200,000)	(9,512,862)	—	—

Net increase	400,000	$19,223,456	300,000	$14,783,096

Core 10+ Year USD Bond
Shares sold	1,100,000	$65,952,686	6,450,000	$400,298,300
Shares redeemed	(1,750,000)	(105,593,241)	(4,600,000)	(294,599,445)

Net increase(decrease)	(650,000)	$(39,640,555)	1,850,000	$105,698,855

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
Core 5-10 Year USD Bond	$870,159	$34,002
Core 10+ Year USD Bond	11,378,003	—

Undistributed (distributions in excess of) net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Core 5-10 Year USD Bond	$(3,472)
Core 10+ Year USD Bond	858,686

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Notes to Financial Statements  (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 5-10 Year USD Bond ETF and

iShares Core 10+ Year USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Core 5-10 Year USD Bond	$1,333,491
Core 10+ Year USD Bond	6,469,475

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$223,447
Core 10+ Year USD Bond	2,191,811

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	59

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond(a)	$1.438774	$—	$0.019300	$1.458074	99%	—%	1%	100%
Core 10+ Year USD Bond(a)	2.427031	—	0.015167	2.442198	99	—	1	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core 5-10 Year USD Bond ETF

Period Covered: November 03, 2016 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.55%
Greater than 0.5% and Less than 1.0%	19	3.51
Greater than 0.0% and Less than 0.5%	446	82.29
At NAV	9	1.66
Less than 0.0% and Greater than –0.5%	65	11.99

	542	100.00%

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Supplemental Information  (unaudited) (continued)

iShares Core 10+ Year USD Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.16%
Greater than 1.0% and Less than 1.5%	31	2.46
Greater than 0.5% and Less than 1.0%	252	20.03
Greater than 0.0% and Less than 0.5%	712	56.61
At NAV	11	0.87
Less than 0.0% and Greater than –0.5%	238	18.92
Less than –0.5% and Greater than –1.0%	10	0.79
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	61

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	63

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

  iShares Edge High Yield Defensive Bond ETF   |  HYDB   |  Cboe BZX

  iShares Edge Investment Grade Enhanced Bond ETF  |  IGEB  |  Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 28, 2019 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 2.73% and 5.41%, respectively, for the reporting period.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested of riskier assets such as stocks and corporate bonds in the fourth quarter of 2018. In fact, performance for investment-grade corporate bonds during calendar year 2018 was the poorest in a decade.

Over the reporting period, the yields on BBB-rated bonds increased, which contributed to lower returns on these bonds relative to higher-rated corporate bonds. These BBB-rated bonds make up the lowest-rated portion of the investment-grade market. The supply of BBB-rated bonds increased during the reporting period, growing to approximately half of the investment-grade corporate market.

High-yield bonds, however, posted higher returns. Despite investors’ concerns about the economy, default rates on high-yield bonds remained in line with past periods of economic growth. In addition, credit fundamentals and supply generally benefited high yield corporate bond performance. Corporate bond issuance overall declined year-over-year in calendar year 2018 as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. Strong earnings growth and the comparative lack of new supply meant the ratio of debt to earnings generally improved, reducing debt on corporate balance sheets.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Edge High Yield Defensive Bond ETF

Investment Objective

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.08%	4.56%	4.08%	7.58%
Fund Market	3.96	4.58	3.96	7.62
Index	4.33	4.66	4.33	7.74
Bloomberg Barclays U.S. Corporate High Yield Index	4.31	4.09	4.31	6.77

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,022.50	$ 1.76		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® Edge High Yield Defensive Bond ETF

Portfolio Management Commentary

As represented by the Index, high-yield bonds with defensive characteristics posted a positive return for the reporting period as demand for yield was relatively firm amid solid economic growth. While the Index benefited from the high yields of its constituent bonds, widening credit spreads, and increasing interest rates put pressure on bond prices.

From a company perspective, the top contributors to the Index’s performance were bonds issued by communications companies, where tax reform resulted in an improved cash flow outlook. Other developments, such as the 5G rollout and increased broadband internet usage, also helped communications bonds. Debt issued by financial companies also contributed to the Index’s performance, as low default rates on loans, tax reform, and continued economic growth improved the solvency of finance companies and banks.

Other defensive high-yield bonds that contributed to the Index’s return included debt issued by technology and metals companies. Technology bonds benefited from solid cash flows and investor confidence in the long-term prospects of technology companies. Debt issued by metals companies was also a standout performer, driven by a solid earnings outlook and increased demand from heavy industry.

From a credit quality perspective, most bond rating categories contributed to the Index’s return, with bonds rated Moody’s B contributing the most. Only bonds rated Caa, which made up approximately 10% of the Index on average, were minor detractors.

The Index uses a proprietary selection method designed to reduce exposure to bonds that are most likely to default while seeking to maximize risk-adjusted returns. The Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index. The Index held an overweight position in higher-rated bonds and an underweight position in lower-rated bonds, relative to the broader market. The Index’s selection method also led to overweight positions in the communications and financials sectors and underweight positions in capital goods and energy.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating	Percent of Total Investments(a)
Baa	0.8%
Ba	39.7
B	53.0
Caa	2.5
Ca	2.4
Not Rated	1.6

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments(a)
1-5 Years	32.1%
5-10 Years	63.2
10-15 Years	1.8
15-20 Years	1.3
More than 20 Years	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF

Investment Objective

The iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.54%	1.40%	2.54%	2.30%
Fund Market	2.68	1.56	2.68	2.56
Index	2.76	1.55	2.76	2.56
Bloomberg Barclays U.S. Corporate Index	2.63	1.62	2.63	2.66

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,022.20	$ 0.90		$1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® Edge Investment Grade Enhanced Bond ETF

Portfolio Management Commentary

As represented by the Index, investment-grade corporate bonds posted a positive return for the reporting period. The Index performed well despite pressure from increasing interest rates and widening credit spreads.

From a company perspective, the top contributors to the Index’s performance were bonds issued by communications companies, where tax reform resulted in an improved outlook for cash flow. Other developments, such as the 5G rollout and increased broadband internet usage, also helped communications bonds. Debt issued by banks also contributed to the Index’s performance, as low default rates on loans, tax reform, and continued economic growth improved the solvency of banks.

Other investment-grade enhanced bonds that contributed to the Index’s return included debt issued by energy, healthcare, and technology companies. Despite lower oil prices, robust production helped energy processors, particularly midstream companies. Bonds issued by healthcare companies also performed well, supported by increased demand from more elderly patients. Technology bonds benefited from solid cash flows and investor confidence in the long-term prospects of technology companies.

From a credit quality perspective, every bond rating category contributed to the Index’s return. While all bonds in the Index are rated investment grade, approximately 75% of the Index on average was invested in lower-rated Baa bonds, which contributed the majority of the Index’s return despite widening credit spreads.

The Index uses a proprietary selection method designed to reduce exposure to bonds that are most likely to default, while seeking to maximize risk-adjusted returns. The Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate Bond Index. The Index held an overweight position in lower-rated bonds and an underweight position in higher-rated bonds. During the reporting period, credit spreads widened, which negatively impacted the Index relative to the broader market due to the Index’s greater orientation toward lower-rated investment-grade bonds.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating	Percent of Total Investments(a)
Aaa	0.3%
Aa	1.3
A	19.5
Baa	72.2
Ba	5.3
Not Rated	1.4

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	16.7
5-10 Years	63.9
10-15 Years	2.3
15-20 Years	8.9
More than 20 Years	8.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	$100	$97,125
6.50%, 07/15/24 (Call 07/15/19)	75	75,750
6.50%, 05/15/25 (Call 05/15/20)	25	24,906
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	75	71,250

		269,031
Agriculture — 0.6%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	125	110,625

Airlines — 0.3%
American Airlines Group Inc., 4.63%, 03/01/20(b)	50	50,313

Auto Manufacturers — 1.9%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(b)	100	100,625
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 04/01/19)(b)	150	144,750
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	100	89,000

		334,375
Auto Parts & Equipment — 1.0%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(b)	25	24,875
Meritor Inc., 6.25%, 02/15/24 (Call 04/01/19)(a)	50	51,000
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(a)	75	64,125
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	23,312

		163,312
Banks — 1.1%
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	200	185,310

Beverages — 0.6%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(b)	100	98,750

Building Materials — 0.6%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(b)	100	97,625

Chemicals — 1.7%
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	75	72,750
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(b)	25	25,187
PolyOne Corp., 5.25%, 03/15/23(a)	50	51,125
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)(b)	75	64,875
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	75	70,500

		284,437
Coal — 1.3%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 04/01/19)(b)	50	50,438
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	50	49,225
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(b)	75	76,312
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	50	51,500

		227,475
Commercial Services — 3.8%
ADT Security Corp. (The), 4.88%, 07/15/32(a)(b)	75	63,188
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	100	95,250
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	150	143,250
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/01/19)(b)	125	124,687

Security	Par (000)	Value

Commercial Services (continued)
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	$50	$50,875
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	100	100,500
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	75	71,531

		649,281
Computers — 2.9%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(b)	25	25,062
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	125	127,500
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	50	51,000
NCR Corp.
5.00%, 07/15/22 (Call 04/01/19)	75	74,992
6.38%, 12/15/23 (Call 04/01/19)(a)	75	76,085
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	150	141,750

		496,389
Cosmetics & Personal Care — 0.8%
Edgewell Personal Care Co., 4.70%, 05/24/22	50	50,304
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 04/01/19)	100	86,750

		137,054
Distribution & Wholesale — 1.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	125	121,562
LKQ Corp., 4.75%, 05/15/23 (Call 04/01/19)	75	75,375

		196,937
Diversified Financial Services — 6.1%
Ally Financial Inc., 8.00%, 11/01/31	100	123,500
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	100	85,673
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)	50	47,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 04/01/19)	25	25,745
6.38%, 12/15/25 (Call 12/15/20)	50	51,438
6.75%, 02/01/24 (Call 02/01/20)(a)	100	104,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20 (Call 04/01/19)(b)	200	200,400
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	100	101,125
Springleaf Finance Corp.
6.88%, 03/15/25	125	127,969
7.13%, 03/15/26	125	126,562
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(b)	50	51,294

		1,045,831
Electric — 2.1%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(b)	150	147,375
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)	75	76,969
7.25%, 05/15/26 (Call 05/15/21)(a)	125	135,000

		359,344
Electrical Components & Equipment — 0.7%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(b)	50	48,875
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	75	75,750

		124,625
Electronics — 0.7%
Sensata Technologies BV, 4.88%, 10/15/23(b)	125	128,438

S C H E D U L E OF I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.7%
AECOM, 5.13%,03/15/27 (Call 12/15/26)	$125	$118,594

Entertainment — 1.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/19)	50	50,875
Cinemark USA Inc., 4.88%, 06/01/23 (Call 04/01/19)	75	74,906
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)(a)	25	25,440
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	125	123,125
5.50%, 04/15/27 (Call 04/15/22)(b)	25	24,563

		298,909
Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	24,938

Food — 3.9%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	125	119,375
BRF GmbH, 4.35%, 09/29/26(b)	200	179,500
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	75	74,812
5.88%, 09/30/27 (Call 09/30/22)(b)	100	98,250
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(b)	150	150,375
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	50	49,188

		671,500
Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	100	101,000
5.75%, 05/20/27 (Call 02/20/27)	75	73,500

		174,500
Health Care - Services — 3.6%
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	125	120,625
5.13%, 07/15/24 (Call 07/15/19)	75	74,250
Encompass Health Corp., 5.75%, 11/01/24 (Call 04/01/19)	100	101,030
HCA Inc.
5.38%, 02/01/25	100	103,719
7.50%, 02/15/22	125	137,031
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	77,321

		613,976
Home Builders — 1.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	42,500
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	75	75,563
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	48,953

		167,016
Insurance — 0.8%
Genworth Holdings Inc.
4.90%, 08/15/23	50	42,185
7.63%, 09/24/21	100	97,525

		139,710
Internet — 1.6%
Netflix Inc.
4.88%, 04/15/28	100	97,375
5.88%, 02/15/25	25	26,500
VeriSign Inc., 4.63%, 05/01/23 (Call 04/01/19)	50	50,853
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)	100	99,250

		273,978

Security	Par (000)	Value

Iron & Steel — 2.5%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	$50	$51,390
7.88%, 08/15/23 (Call 05/15/23)	75	82,147
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	125	122,187
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	24,563
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	50	47,313
6.88%, 08/15/25 (Call 08/15/20)	100	98,500

		426,100
Leisure Time — 0.7%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 04/01/19)(b)	100	102,000
5.38%, 04/15/23 (Call 04/01/19)(b)	25	25,500

		127,500
Lodging — 0.7%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	100	103,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	25	23,914

		127,164
Machinery — 0.7%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	49,000
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)(b)	75	72,938

		121,938
Media — 5.2%
Altice France SA/France, 8.13%, 02/01/27 (Call 02/01/22)(b)	100	100,500
Cable One Inc., 5.75%, 06/15/22 (Call 04/01/19)(b)	50	50,875
DISH DBS Corp.
5.00%, 03/15/23	125	111,250
7.75%, 07/01/26	150	129,750
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	115	118,772
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(b)	125	127,383
6.00%, 07/15/24 (Call 07/15/19)(b)	50	51,812
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(b)	200	199,000

		889,342
Mining — 6.0%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/19)(b)	200	211,250
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 10/01/19)(b)	200	196,500
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(b)	100	99,750
5.13%, 05/15/24 (Call 02/15/24)(b)	75	74,250
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	50	49,274
5.40%, 11/14/34 (Call 05/14/34)	25	22,812
6.88%, 02/15/23 (Call 02/15/20)	100	105,625
Hecla Mining Co., 6.88%, 05/01/21 (Call 04/01/19)	50	50,000
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(b)	25	24,875
Vedanta Resources PLC, 6.38%, 07/30/22(b)	200	188,000

		1,022,336
Office & Business Equipment — 0.9%
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	75	72,750
4.63%, 03/15/24 (Call 12/15/23)(a)	85	77,775

		150,525

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 7.9%
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 04/01/19)(b)	$50	$48,375
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/01/19)	125	126,250
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 04/01/19)(a)	50	51,000
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	75	70,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(a)	125	96,712
5.20%, 03/15/25 (Call 12/15/24)(a)	100	76,750
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	25	24,938
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/15/19)	50	52,896
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 04/01/19)(a)	50	51,263
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 04/01/19)	75	76,687
7.25%, 06/15/25 (Call 06/15/20)	75	76,912
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	100	96,250
6.88%, 06/30/23 (Call 04/01/19)(a)(b)	50	51,375
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	75	74,228
7.75%, 10/01/27 (Call 10/01/22)	100	103,536
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	100	101,250
5.50%, 02/15/26 (Call 02/15/21)	40	39,732
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(b)	50	48,250
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	85	84,150

		1,351,429
Oil & Gas Services — 1.1%
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	50	50,000
SESI LLC
7.13%, 12/15/21 (Call 04/01/19)	75	69,375
7.75%, 09/15/24 (Call 09/15/20)	50	42,500
Weatherford International Ltd., 4.50%, 04/15/22 (Call 01/15/22)	50	34,375

		196,250
Packaging & Containers — 0.8%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	75	70,969
5.13%, 07/15/23 (Call 04/01/19)	75	75,093

		146,062
Pharmaceuticals — 3.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	100	103,875
9.25%, 04/01/26 (Call 04/01/22)(b)	100	107,750
Bausch Health Companies Inc., 9.00%, 12/15/25 (Call 12/15/21)(b)	100	107,125
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 04/01/19)	200	206,000

		524,750
Pipelines — 2.0%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	110,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 03/18/19)	75	76,989
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/20)	75	71,813
6.75%, 08/01/22 (Call 04/01/19)	75	76,312

		335,864
Real Estate — 1.5%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	100	98,750
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	125	122,187

Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	$50	$45,250

		266,187
Real Estate Investment Trusts — 4.1%
CBL & Associates LP, 5.25%,12/01/23 (Call 09/01/23)(a)	75	61,125
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	50,875
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	100	99,500
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(b)	10	9,575
5.75%, 08/15/24 (Call 03/11/19)(a)	125	125,273
6.00%, 08/15/23 (Call 03/11/19)	50	51,250
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 04/01/19)	50	52,375
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	100	102,125
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	20	16,600
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/01/19)(b)	25	23,250
8.25%, 10/15/23 (Call 04/15/19)	125	108,438

		700,386
Retail — 3.5%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(b)	125	121,015
KFC HoldingCo./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)(b)	125	126,344
5.25%, 06/01/26 (Call 06/01/21)(b)	50	50,875
L Brands Inc.
6.75%, 07/01/36	80	67,600
6.88%, 11/01/35(a)	150	129,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	50	49,375
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(b)	50	50,000

		594,584
Software — 1.9%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	50,750
5.88%, 06/15/26 (Call 06/15/21)(a)	10	10,313
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(b)	25	25,668

MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(b)	75	78,000
Open Text Corp.
5.63%, 01/15/23 (Call 04/01/19)(b)	50	51,312
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	50	52,604
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)(a)	50	52,305

		320,952
Telecommunications — 9.9%
CenturyLink Inc.
Series P, 7.60%, 09/15/39(a)	125	109,062
Series U, 7.65%, 03/15/42	75	65,438
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	100	105,781
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	75	64,688
Hughes Satellite Systems Corp.
5.25%, 08/01/26	75	73,312
6.63%, 08/01/26	100	98,375
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	150	145,125
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 04/15/19)	150	125,250

S C H E D U L E OF I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(b)	$200	$203,000
Nokia OYJ, 6.63%, 05/15/39	50	52,500
Plantronics Inc., 5.50%, 05/31/23 (Call 04/01/19)(a)(b)	75	74,719
Sprint Capital Corp., 8.75%, 03/15/32	100	108,437
Sprint Corp.
7.13%, 06/15/24	75	77,250
7.63%, 02/15/25 (Call 11/15/24)(a)	150	157,125
7.63%, 03/01/26 (Call 11/01/25)	25	25,938
7.88%, 09/15/23	50	53,513
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	75	73,125
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	100	86,210

		1,698,848
Toys, Games & Hobbies — 0.9%
Mattel Inc., 6.75%,12/31/25 (Call 12/31/20)(b)	150	147,562

Transportation — 0.7%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(b)	50	49,875
6.50%, 06/15/22 (Call 04/01/19)(b)	75	76,313

		126,188
Trucking & Leasing — 0.4%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(b)	75	76,463

Total Corporate Bonds & Notes — 97.8% (Cost: $16,957,517)		16,792,703

Security	Shares (000)	Value

Short-Term Investments
Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	3,049	$3,050,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	313	312,512

		3,362,792

Total Short-Term Investments — 19.6% (Cost: $3,361,966)		3,362,792

Total Investments in Securities — 117.4% (Cost: $20,319,483)		20,155,495

Other Assets, Less Liabilities — (17.4)%		(2,993,582)

Net Assets — 100.0%		$17,161,913

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,690	1,359	3,049	$3,050,280	$14,243	(b)	$202	$866
BlackRock Cash Funds: Treasury, SL Agency Shares	312	1	313	312,512	6,379		—	—

				$3,362,792	$20,622		$202	$866

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,792,703	$—	$16,792,703
Money Market Funds	3,362,792	—	—	3,362,792

	$3,362,792	$16,792,703	$—	$20,155,495

See notes to financial statements.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$435	$419,878
3.65%, 11/01/24 (Call 08/01/24)	150	148,436

		568,314

Aerospace & Defense — 3.2%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	180	179,301
4.40%, 06/15/28 (Call 03/15/28)	350	359,532
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	180	176,405
3.55%, 01/15/26 (Call 10/15/25)	40	40,679
Northrop Grumman Corp., 4.75%, 06/01/43	120	125,716
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	225	221,822
3.20%, 03/15/24 (Call 01/15/24)	80	78,435
3.50%, 03/15/27 (Call 12/15/26)	400	386,868
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	190	189,009
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	400	388,008
3.10%, 06/01/22	200	199,802
4.50%, 06/01/42	390	385,429
5.70%, 04/15/40	330	372,030

		3,103,036

Agriculture — 2.2%
Altria Group Inc.
4.00%, 01/31/24(a)	400	403,991
4.75%, 05/05/21	500	515,940
5.38%, 01/31/44(a)	460	428,264
5.80%, 02/14/39 (Call 08/14/38)	350	348,462
Philip Morris International Inc., 6.38%, 05/16/38	380	446,468

		2,143,125

Airlines — 0.5%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	370	368,846
4.38%, 04/19/28 (Call 01/19/28)	135	129,713

		498,559

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	405	377,191

Banks — 10.0%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	65	63,621
4.00%, 01/22/25	70	70,150
4.45%, 03/03/26	50	50,931
Citigroup Inc.
3.40%, 05/01/26	390	380,439
3.70%, 01/12/26	500	498,918
8.13%, 07/15/39	350	507,918
Goldman Sachs Group Inc. (The), 3.85%, 07/08/24
(Call 04/08/24)	100	100,713
HSBC Holdings PLC
3.60%, 05/25/23(a)	800	803,919
3.90%, 05/25/26	250	248,427
4.25%, 03/14/24	650	658,515
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	300	291,949

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	$335	$329,295
3.20%, 06/15/26 (Call 03/15/26)	370	359,378
3.30%, 04/01/26 (Call 01/01/26)	370	362,308
3.90%, 07/15/25 (Call 04/15/25)	400	409,256
Lloyds Banking Group PLC
3.75%, 01/11/27	400	385,461
4.05%, 08/16/23	500	504,186
Morgan Stanley
3.63%, 01/20/27	400	393,657
3.88%, 01/27/26	120	120,299
Series F, 3.88%, 04/29/24	245	248,680
Royal Bank of Canada, 4.65%, 01/27/26(a)	400	418,425
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	300	294,574
3.70%, 03/28/22 (Call 02/28/22)	100	99,718
4.40%, 07/13/27 (Call 04/14/27)	100	97,686
Santander UK Group Holdings PLC
2.88%, 08/05/21	500	491,894
3.57%, 01/10/23 (Call 01/10/22)	200	197,156
Wells Fargo & Co.
3.00%, 02/19/25	265	257,960
3.00%, 04/22/26	355	340,216
3.50%, 03/08/22	300	302,714
4.60%, 04/01/21	400	412,728

		9,701,091

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)(d)	450	434,391
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	100	97,878
3.30%, 02/01/23 (Call 12/01/22)	400	402,347
3.65%, 02/01/26 (Call 11/01/25)	100	98,693
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	280	376,152
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	100	95,000
3.60%, 02/15/28 (Call 11/15/27)	100	94,902
3.70%, 12/06/26 (Call 09/06/26)	50	48,586
4.25%, 05/01/23	380	391,528
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)(d)	480	488,779
4.60%, 05/25/28 (Call 02/25/28)(d)	200	201,728

		2,729,984

Biotechnology — 0.6%
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	450	457,167
5.20%, 09/15/45 (Call 03/15/45)	95	99,335

		556,502

Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23
(Call 08/21/23)	100	101,308
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	130	120,625
4.25%, 12/15/47 (Call 06/15/47)	20	16,642

		238,575

Chemicals — 1.7%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	150	134,986
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	100	93,887

S C H E D U L E OF I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	$580	$542,396
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	245	234,641
3.63%, 03/15/24 (Call 12/15/23)	90	88,819
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	100	98,346
3.45%, 06/01/27 (Call 03/01/27)	495	471,815

		1,664,890

Commercial Services — 2.6%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	190	181,200
3.25%, 12/01/27 (Call 09/01/27)	190	186,237
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	200	200,400
4.75%, 08/01/28 (Call 05/01/28)	330	332,211
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	200	189,966
4.40%, 02/15/26 (Call 11/15/25)	290	302,730
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	385	386,370
4.80%, 04/01/26 (Call 01/01/26)	265	271,415
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	435	440,665

		2,491,194

Computers — 1.3%
Apple Inc.
3.20%, 05/13/25	100	100,364
3.20%, 05/11/27 (Call 02/11/27)	120	118,567
3.35%, 02/09/27 (Call 11/09/26)	200	199,818
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(d)	400	424,378
8.10%, 07/15/36 (Call 01/15/36)(d)	300	339,399
HP Inc., 6.00%, 09/15/41	95	96,895

		1,279,421

Diversified Financial Services — 3.0%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	400	401,070
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	150	140,910
4.70%, 09/20/47 (Call 03/20/47)	95	86,783
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	150	150,279
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	750	718,831
3.75%, 03/09/27 (Call 02/09/27)	200	191,947
3.80%, 01/31/28 (Call 12/31/27)	100	95,915
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	125	123,564
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	500	486,036
4.50%, 01/30/26 (Call 11/30/25)	100	100,491
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	102,924
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	110	107,843
Raymond James Financial Inc., 3.63%, 09/15/26	125	119,366
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	50	50,449

		2,876,408

Electric — 8.2%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	40	37,739
CenterPoint Energy Inc., 3.60%, 11/01/21	100	100,729
Dominion Energy Inc., 3.90%,10/01/25 (Call 07/01/25)	390	391,452

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$280	$259,696
3.80%, 03/15/27 (Call 12/15/26)	30	29,565
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	215	209,723
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)(a)	355	330,722
3.75%, 04/15/24 (Call 01/15/24)	355	360,793
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	14,681
3.40%, 10/01/46 (Call 04/01/46)(a)	105	92,916
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	200	196,328
3.55%, 06/15/26 (Call 03/15/26)	150	143,960
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	425	398,385
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	295	299,617
4.20%, 09/01/48 (Call 03/01/48)	10	10,027
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	420	407,491
3.95%, 06/15/25 (Call 03/15/25)	265	267,773
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	165	163,843
6.25%, 10/01/39	60	63,473
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	370	379,075
Series C, 7.38%, 11/15/31	315	406,199
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	155	147,575
3.95%, 03/01/48 (Call 09/01/47)	170	168,823
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	500	467,111
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	97,028
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	430	418,959
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	125	125,892
Sempra Energy
2.40%, 02/01/20	200	198,640
3.25%, 06/15/27 (Call 03/15/27)	390	363,966
3.40%, 02/01/28 (Call 11/01/27)	360	338,446
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	300	295,568
2.95%, 07/01/23 (Call 05/01/23)	170	166,930
3.25%, 07/01/26 (Call 04/01/26)	525	500,562
WEC Energy Group Inc., 3.38%, 06/15/21	100	100,528

		7,954,215

Electronics — 0.7%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	365	347,537
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	160	160,655
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	175	173,875

		682,067

Environmental Control — 0.8%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	120	114,556
3.38%, 11/15/27 (Call 08/15/27)	130	127,590
3.95%, 05/15/28 (Call 02/15/28)	150	153,634
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	360	349,020

		744,800

Food — 3.3%
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	300	302,982
Ingredion Inc., 3.20%, 10/01/26 (Call 07/ 01/26)	110	101,822

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The), 3.50%, 03/15/25	$500	$489,443
Kellogg Co.
3.25%, 04/01/26	410	390,464
3.40%, 11/15/27 (Call 08/15/27)	115	107,715
4.30%, 05/15/28 (Call 02/15/28)(a)	100	100,558
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	380	364,355
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	170	171,912
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	50	48,007
3.30%, 07/15/26 (Call 04/15/26)	360	347,308
3.75%, 10/01/25 (Call 07/01/25)	200	200,471
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	160	153,780
3.95%, 08/15/24 (Call 05/15/24)	395	397,824

		3,176,641
Health Care - Products — 4.9%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	480	471,049
3.75%, 11/30/26 (Call 08/30/26)	397	402,590
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	370	344,542
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	455	442,577
3.73%, 12/15/24 (Call 09/15/24)	315	315,255
Boston Scientific Corp.
3.85%, 05/15/25	345	349,985
4.00%, 03/01/28 (Call 12/01/27)(a)	200	200,399
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	100	101,669
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	200	199,667
3.50%, 03/15/26 (Call 12/15/25)	465	461,962
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	225	212,222
4.15%, 02/01/24 (Call 11/01/23)	375	387,338
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	400	398,126
3.55%, 04/01/25 (Call 01/01/25)	435	422,835

		4,710,216
Health Care - Services — 3.8%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	155	150,897
3.50%, 11/15/24 (Call 08/15/24)	530	523,465
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	325	324,838
3.65%, 12/01/27 (Call 09/01/27)	280	275,382
4.10%, 03/01/28 (Call 12/01/27)	160	162,336
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	220	203,015
3.25%, 04/15/25 (Call 01/15/25)	100	97,276
HCA Inc.
5.00%, 03/15/24	400	417,871
5.25%, 04/15/25	300	317,537
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	400	394,837
4.95%, 10/01/44 (Call 04/01/44)	220	226,086
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	350	344,334
3.60%, 09/01/27 (Call 06/01/27)(a)	30	28,962
4.70%, 02/01/45 (Call 08/01/44)	90	84,458

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	$145	$139,028

		3,690,322
Holding Companies - Diversified — 0.5%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	300	284,365
3.63%, 01/19/22 (Call 12/19/21)	130	127,774
4.25%, 03/01/25 (Call 01/01/25)	80	75,891

		488,030
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	103,482

Insurance — 2.9%
American Financial Group Inc./OH,
4.50%, 06/15/47 (Call 12/15/46)	130	117,301
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	300	293,736
3.90%, 04/01/26 (Call 01/01/26)	500	490,421
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	325	330,526
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	50	50,724
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	290	306,785
Chubb INA Holdings Inc., 3.15%, 03/15/25	380	376,575
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	115	108,719
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	145	142,633
Marsh & McLennan Companies Inc.,
4.35%, 01/30/47 (Call 07/30/46)	135	132,172
Travelers Companies Inc. (The),
4.05%, 03/07/48 (Call 09/07/47)	115	113,162
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	120	118,878
4.50%, 09/15/28 (Call 06/15/28)	200	201,854

		2,783,486
Internet — 1.5%
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	80	77,067
3.60%, 06/01/26 (Call 03/01/26)	285	278,537
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	282,346
3.60%, 06/05/27 (Call 03/05/27)	315	300,930
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	390	368,901
5.00%, 02/15/26 (Call 11/15/25)	140	144,879

		1,452,660
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	135	126,297

Lodging — 0.6%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	200	195,239
Series R, 3.13%, 06/15/26 (Call 03/15/26)	380	358,306

		553,545
Machinery — 0.4%
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	205	202,405
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	150	143,856

		346,261
Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	86,475

S C H E D U L E OF I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 3.6%
CBS Corp. 3.38%, 02/15/28 (Call 11/15/27)	$160	$149,116
3.70%, 06/01/28 (Call 03/01/28)	120	113,823
4.00%, 01/15/26 (Call 10/15/25)	180	178,161
Charter Communications Operating LLC/Charter
Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	250	256,411
4.91%, 07/23/25 (Call 04/23/25)	850	881,004
6.38%, 10/23/35 (Call 04/23/35)	305	326,533
NBCUniversal Media LLC, 5.95%, 04/01/41	45	52,946
Time Warner Cable LLC 6.55%, 05/01/37	355	376,411
6.75%, 06/15/39	355	381,023
Warner Media LLC 3.60%, 07/15/25 (Call 04/15/25)	150	147,806
3.80%, 02/15/27 (Call 11/15/26)	430	418,376
3.88%, 01/15/26 (Call 10/15/25)	190	186,567

		3,468,177

Mining — 1.1%
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	425	424,092
Southern Copper Corp.
5.25%, 11/08/42	90	89,460
5.88%, 04/23/45	225	241,621
6.75%, 04/16/40	225	260,719

		1,015,892

Oil & Gas — 3.4%
Canadian Natural Reso urces Ltd., 3.85%, 06/01/27
(Call 03/01/27)	100	97,888
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	200	198,416
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	400	396,594
ConocoPhillips Holding Co., 6.95%, 04/15/29	305	387,437
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	430	453,634
Marathon Petroleum Corp. 5.13%, 12/15/26 (Call 09/15/26)(d)	100	105,016
6.50%, 03/01/41 (Call 09/01/40)	210	242,484
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)(a)	305	303,457
4.65%, 11/15/34 (Call 05/15/34)	350	362,022
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	230	220,306
6.63%, 06/15/37	400	473,495

		3,240,749

Oil & Gas Services — 0.4%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	400	387,675

Pharmaceuticals — 5.3%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)(a)	250	236,339
3.60%, 05/14/25 (Call 02/14/25)	300	294,895
4.50%, 05/14/35 (Call 11/14/34)	275	257,127
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)	80	78,018
4.00%, 09/18/42	80	73,344
6.45%, 09/15/37	290	353,498
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(d)	150	151,847
CVS Health Corp. 3.70%, 03/09/23 (Call 02/09/23)	300	301,507
3.88%, 07/20/25 (Call 04/20/25)	80	79,916
4.78%, 03/25/38 (Call 09/25/37)	500	485,215

Security	Par (000)	Value

Pharmaceuticals (continued)
Express Scripts Holding Co., 3.00%, 07/15/23 (Call 05/15/23)	$500	$490,331
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	195	246,601
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	100	98,135
Pfizer Inc., 7.20%, 03/15/39	345	486,780
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	430	404,404
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)(d)	200	209,602
Wyeth LLC, 5.95%, 04/01/37	335	413,501
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	180	167,445
4.50%, 11/13/25 (Call 08/13/25)	145	151,857
4.70%, 02/01/43 (Call 08/01/42)	120	122,356

		5,102,718

Pipelines — 6.0%
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	450	462,261
Enterprise Products Operating LLC 3.75%, 02/15/25 (Call 11/15/24)	470	476,191
3.90%, 02/15/24 (Call 11/15/23)	310	317,554
Kinder Morgan Inc./DE 4.30%, 03/01/28 (Call 12/01/27)(a)	415	419,587
5.30%, 12/01/34 (Call 06/01/34)	380	391,917
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	150	149,478
4.13%, 03/01/27 (Call 12/01/26)	220	215,713
4.88%, 06/01/25 (Call 03/01/25)	350	364,025
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	200	196,752
4.55%, 07/15/28 (Call 04/15/28)	150	152,106
4.95%, 07/13/47 (Call 01/06/47)	15	14,445
Sabine Pass Liquefaction LLC 5.63%, 03/01/25 (Call 12/01/24)	400	433,105
5.88%, 06/30/26 (Call 12/31/25)	350	381,655
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	100	104,683
TransCanada PipeLines Ltd. 4.88%, 01/15/26 (Call 10/15/25)	400	422,882
7.63%, 01/15/39	260	342,928
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	460	563,710
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	350	351,715
6.30%, 04/15/40	50	56,365

		5,817,072

Real Estate Investment Trusts — 6.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	130	126,870
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	150	145,940
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	210	200,869
4.00%, 06/01/25 (Call 03/01/25)	70	70,683
5.00%, 02/15/24	300	318,575
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	150	138,859
3.65%, 02/01/26 (Call 11/03/25)	550	541,865
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	302,074
Crown Castle International Corp. 4.45%, 02/15/26 (Call 11/15/25)	235	239,855
5.25%, 01/15/23(a)	235	248,230

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	$385	$372,059
4.45%, 07/15/28 (Call 04/15/28)	100	101,389
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	255	264,050
5.38%, 04/15/26(a)	350	360,626
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	235	235,893
4.00%, 06/01/25 (Call 03/01/25)	405	406,059
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	85	81,877
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	135	127,581
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	120	116,485
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	80	75,902
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	30	28,297
3.65%, 01/15/28 (Call 10/15/27)	120	118,300
4.13%, 10/15/26 (Call 07/15/26)	15	15,362
4.65%, 08/01/23 (Call 05/01/23)	285	299,646
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	70	67,936
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	150	147,630
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	135	133,167
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	120	114,911
4.63%, 11/01/25 (Call 09/01/25)	220	224,227
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	470	474,355
4.25%, 04/15/28 (Call 01/15/28)	100	100,943

		6,200,515
Retail — 1.6%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	150	145,183
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	90	86,882
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	425	421,567
4.00%, 05/15/25 (Call 03/15/25)	100	98,238
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	135	125,597
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	410	392,778
3.80%, 11/18/24 (Call 08/18/24)	275	275,961

		1,546,206
Semiconductors — 2.5%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	290	278,754
3.90%, 12/15/25 (Call 09/15/25)	220	219,945
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	480	466,151
3.88%, 01/15/27 (Call 10/15/26)	370	342,438
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	450	472,162
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	95	88,865
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	200	201,372
4.98%, 02/06/26 (Call 12/06/25)	100	99,706
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	275	268,834

		2,438,227
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	150	142,020

Security	Par/ Shares (000)	Value

Software — 3.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	$225	$214,735
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	135	127,261
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	100	95,311
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	150	149,085
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	400	383,553
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	395	368,354
5.00%, 10/15/25 (Call 07/15/25)	155	163,317
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	395	396,479
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	290	306,912
Oracle Corp., 6.50%, 04/15/38	10	12,802
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	200	195,905
3.90%, 08/21/27 (Call 05/21/27)	480	448,061

		2,861,775
Telecommunications — 6.2%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	230	224,282
3.95%, 01/15/25 (Call 10/15/24)	255	255,756
4.25%, 03/01/27 (Call 12/01/26)	780	780,404
4.45%, 04/01/24 (Call 01/01/24)	145	150,170
6.00%, 08/15/40 (Call 05/15/40)	100	107,444
6.38%, 03/01/41	430	477,050
British Telecommunications PLC, 9.63%, 12/15/30	10	13,970
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	310	415,620
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	105	103,115
Orange SA, 9.00%, 03/01/31	175	245,441
Telefonica Emisiones SA, 5.46%, 02/16/21(a)	400	416,737
Verizon Communications Inc.
4.13%, 03/16/27	620	635,062
4.27%, 01/15/36	395	385,516
4.40%, 11/01/34 (Call 05/01/34)	260	260,481
4.50%, 08/10/33	385	392,205
4.81%, 03/15/39	25	25,649
5.25%, 03/16/37	400	435,436
Vodafone Group PLC
4.38%, 02/19/43	60	51,460
5.00%, 05/30/38	335	317,488
6.15%, 02/27/37	320	343,049

		6,036,335

Textiles — 0.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	425	424,957

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	185	171,551

Transportation — 0.9%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	150	151,000
FedEx Corp., 5.10%, 01/15/44	295	297,748
United Parcel Service Inc., 6.20%, 01/15/38	365	454,048

		902,796

Total Corporate Bonds & Notes — 98.2% (Cost: $94,379,767)		94,883,452

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	3,470	3,470,932

S C H E D U L E OF I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	973	$973,162

		4,444,094

Total Short-Term Investments — 4.6% (Cost: $4,443,392)		4,444,094

Total Investments in Securities — 102.8% (Cost: $98,823,159)		99,327,546

Other Assets, Less Liabilities — (2.8)%		(2,679,398)

Net Assets — 100.0%		$96,648,148

(a)	All or a portion of this security is on loan.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	210	3,260	3,470	$3,470,932	$5,901	(b)	$75		$702
BlackRock Cash Funds: Treasury, SL Agency Shares	74	899	973	973,162	15,399		—		—

				$4,444,094	$21,300		$75		$702

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$94,883,452	$—	$94,883,452
Money Market Funds	4,444,094	—	—	4,444,094

	$4,444,094	$94,883,452	$—	$99,327,546

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,792,703	$94,883,452
Affiliated(c)	3,362,792	4,444,094
Receivables:
Investments sold	309,314	3,414,621
Securities lending income — Affiliated	1,089	605
Capital shares sold	—	2,424,803
Dividends	563	1,475
Interest	296,140	1,020,135

Total assets	20,762,601	106,189,185

LIABILITIES
Collateral on securities loaned, at value	3,049,522	3,470,185
Payables:
Investments purchased	546,599	6,057,855
Investment advisory fees	4,567	12,997

Total liabilities	3,600,688	9,541,037

NET ASSETS	$17,161,913	$96,648,148

NET ASSETS CONSIST OF:
Paid-in capital	$17,518,291	$96,475,710
Accumulated earnings (loss)	(356,378)	172,438

NET ASSETS	$17,161,913	$96,648,148

Shares outstanding	350,000	2,000,000

Net asset value	$49.03	$48.32

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,933,721	$3,366,510
(b) Investments, at cost — Unaffiliated	$16,957,517	$94,379,767
(c) Investments, at cost — Affiliated	$3,361,966	$4,443,392

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations Year Ended February 28, 2019

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,379	$15,399
Interest — Unaffiliated	947,419	2,120,305
Securities lending income — Affiliated — net	14,243	5,901
Other income — Unaffiliated	6,942	205

Total investment income	974,983	2,141,810

EXPENSES
Investment advisory fees	53,810	93,328

Total expenses	53,810	93,328

Net investment income	921,173	2,048,482

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(242,384)	(588,154)
Investments — Affiliated	202	75

Net realized loss	(242,182)	(588,079)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(61,648)	761,001
Investments — Affiliated	866	702

Net change in unrealized appreciation (depreciation).	(60,782)	761,703

Net realized and unrealized gain (loss)	(302,964)	173,624

NET INCREASEINNET ASSETS RESULTING FROM OPERATIONS	$618,209	$2,222,106

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge High Yield Defensive Bond ETF		iShares Edge Investment Grade Enhanced Bond ETF
	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18 (a)	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 921,173	$ 388,737	$ 2,048,482	$ 209,812
Net realized loss	(242,182)	(11,157)	(588,079)	(3,115)
Net change in unrealized appreciation (depreciation)	(60,782)	(103,206)	761,703	(257,316)

Net increase (decrease) in net assets resulting from operations	618,209	274,374	2,222,106	(50,619)

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(907,184)	(341,777)	(1,810,365)	(188,684)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,953,507	12,564,784	86,465,770	10,009,940

NET ASSETS(c)
Total increase in net assets	4,664,532	12,497,381	86,877,511	9,770,637
Beginning of period	12,497,381	—	9,770,637	—

End of period	$17,161,913	$12,497,381	$96,648,148	$9,770,637

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge High Yield Defensive Bond ETF
	Year Ended 02/28/19	Period From 07/11/17(a) to 02/28/18

Net asset value, beginning of period	$49.99	$49.90

Net investment income(b)	2.92	1.78
Net realized and unrealized loss(c)	(0.98)	(0.11)

Net increase from investment operations	1.94	1.67

Distributions(d)
From net investment income	(2.90)	(1.58)

Total distributions	(2.90)	(1.58)

Net asset value, end of period	$49.03	$49.99

Total Return
Based on net asset value	4.08%	3.35	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35	%(f)

Net investment income	5.99%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$17,162	$12,497

Portfolio turnover rate(g)	59%	36	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge Investment Grade Enhanced Bond ETF
	Year Ended 02/28/19	Period From 07/11/17(a) to 02/28/18

Net asset value, beginning of period	$48.85	$49.90

Net investment income(b)	1.88	1.05
Net realized and unrealized loss(c)	(0.69)	(1.16)

Net increase (decrease)from investment operations	1.19	(0.11)

Distributions(d)
From net investment income	(1.72)	(0.94)

Total distributions	(1.72)	(0.94)

Net asset value, end of period	$48.32	$48.85

Total Return
Based on net asset value	2.54%	(0.23	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	3.95%	3.29	%(f)

Supplemental Data
Net assets, end of period (000)	$96,648	$9,771

Portfolio turnover rate(g)	63%	36	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge High Yield Defensive Bond	Diversified
Edge Investment Grade Enhanced Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge High Yield Defensive Bond
Barclays Bank PLC	$239,883	$239,883	$—	$—
Credit Suisse Securities (USA) LLC	270,965	270,965	—	—
JPMorgan Securities LLC	2,320,498	2,320,498	—	—
Merrill Lynch, Pierce, Fenner & Smith	102,375	102,375	—	—

	$2,933,721	$2,933,721	$—	$—

Edge Investment Grade Enhanced Bond
Barclays Bank PLC	$22,233	$22,233	$—	$—
Credit Suisse Securities (USA) LLC	958,314	958,314	—	—
JPMorgan Securities LLC	1,854,251	1,854,251	—	—
Merrill Lynch, Pierce, Fenner & Smith	217,090	217,090	—	—
Scotia Capital (USA) Inc.	314,622	314,622	—	—

	$3,366,510	$3,366,510	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge High Yield Defensive Bond	$4,029
Edge Investment Grade Enhanced Bond	1,920

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Edge High Yield Defensive Bond	$—	$—	$13,679,229	$8,577,343
Edge Investment Grade Enhanced Bond	96,367	96,476	117,083,559	31,924,468

There were no in-kind transactions for the year ended February 28, 2019.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Period Ended 02/28/18
Edge High Yield Defensive Bond
Ordinary income	$907,184	$341,777

Edge Investment Grade Enhanced Bond
Ordinary income	$1,810,365	$188,684

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Edge High Yield Defensive Bond	$60,949	$(253,339)	$(163,988)	$(356,378)
Edge Investment Grade Enhanced Bond	259,245	(522,370)	435,563	172,438

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge High Yield Defensive Bond	$20,319,483	$142,262	$(306,250)	$(163,988)
Edge Investment Grade Enhanced Bond	98,891,983	843,400	(407,837)	435,563

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof(“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Period Ended 02/28/18

iShares ETF	Shares	Amount	Shares	Amount
Edge High Yield Defensive Bond
Shares sold	100,000	$4,953,507	250,000	$12,564,784

Edge Investment Grade Enhanced Bond
Shares sold	1,800,000	$86,465,770	200,000	$10,009,940

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Edge High Yield Defensive Bond	$341,777
Edge Investment Grade Enhanced Bond	188,684

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Edge High Yield Defensive Bond	$46,960
Edge Investment Grade Enhanced Bond	21,128

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Edge High Yield Defensive Bond ETF and

iShares Edge Investment Grade Enhanced Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares EdgeHigh Yield Defensive Bond ETF and iShares Edge Investment Grade Enhanced Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019 and the statements of changes in net assets and the financial highlights for the year ended February 28, 2019 and for the period July 11, 2017 (commencement of operations) through February 28, 2018, including the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, and the results of each of their operations for the year ended February 28, 2019, and the changes in each of their net assets and each of the financial highlights for the year ended February 28, 2019 and for the period July 11, 2017 (commencement of operations) through February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)(“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	33

Important Tax Information (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Edge High Yield Defensive Bond	$653,620
Edge Investment Grade Enhanced Bond	1,762,264

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Edge High Yield Defensive Bond	$3,093
Edge Investment Grade Enhanced Bond	7,508

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

iShares ETF	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge High Yield Defensive Bond(a)	$2.831735	$—	$0.067280	$2.899015	98%	—%	2%	100%
Edge Investment Grade Enhanced Bond(a)	1.685384	—	0.034139	1.719523	98	—	2	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge High Yield Defensive Bond ETF

Period Covered: July 13, 2017 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.0% and Less than 1.5%	2	0.54%
Greater than 0.5% and Less than 1.0%	149	40.27
Greater than 0.0% and Less than 0.5%	203	54.87
Less than 0.0% and Greater than –0.5%	15	4.05
Less than –0.5% and Greater than –1.0%	1	0.27

	370	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	35

Supplemental Information (unaudited) (continued)

iShares Edge Investment Grade Enhanced Bond ETF

Period Covered: July 13, 2017 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	10	2.70%
Greater than 0.0% and Less than 0.5%	350	94.60
At NAV	1	0.27
Less than 0.0% and Greater than –0.5%	9	2.43

	370	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free

1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	37

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0219

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
▶	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ
▶	iShares ESG U.S. Aggregate Bond ETF | EAGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2019 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 3.17% for the reporting period.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

In this environment, AAA and government-equivalent securities generally gained the most, while BBB bonds — the lowest-rated portion of the investment-grade market and therefore the most economically sensitive — were among the poorest performers. The market’s bias toward higher quality was also reflected in the broad sector performance, where corporate bonds gained the least, U.S. Treasury and government agency securities performed in line with the broad bond market, and high-quality mortgage-backed securities (“MBS”) posted the highest gains.

MBS outperformed other sectors of the bond market as the rate of both foreclosures and delinquencies on residential mortgage payments declined to the lowest level in 18 years during the reporting period. Supply and demand effects were mixed, however. Mortgage origination slowed as refinancing volume declined to its lowest level in 18 years and the pace of new and existing home sales declined, thereby limiting the supply of MBS. Simultaneously, the Fed increased efforts to reduce its balance sheet, removing a large source of demand and support for MBS prices. Ultimately, the combination of high credit quality with slightly higher yields than U.S. Treasuries benefited MBS performance.

With regards to corporate bonds, concerns about the pace of future economic growth and investor risk aversion meant investment-grade corporate bonds posted the poorest performance in a decade during calendar year 2018. Nevertheless, credit fundamentals and supply generally benefited corporate bond performance. Strong earnings growth and a slower pace of bond issuance meant the ratio of debt to earnings generally improved, reducing debt on corporate balance sheets.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG 1-5 Year USD Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.23%	1.67%	3.23%	2.75%
Fund Market	3.18	1.84	3.18	3.03
Index	3.32	1.89	3.32	3.11

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.90	$0.60		$1,000.00	$1,024.20	$0.60		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page11 for more information.

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with maturity dates between one and five years and positive environmental, social, and governance (“ESG”) characteristics posted a positive return for the reporting period. Solid economic growth and strong investor demand helped support corporate ESG bonds. Investors are increasingly connecting ESG issues to creditworthiness, as the risk of environmental and governance failures becomes an important factor in lending.

From a company perspective, banks were the largest contributors to the Index’s return for the reporting period. Low default rates on loans, tax reform, and continued economic growth improved the solvency of banks. A sharp drop in issuance of bank debt also helped boost bond values.

Debt issued by food and beverage companies and technology companies also contributed to the Index’s return. Many food and beverage companies were leaders in sustainability, reducing waste and accounting for environmental impact to a greater degree than most other businesses. Technology bonds benefited from solid cash flows and investor confidence in the long-term prospects of technology companies.

From a credit quality perspective, all levels of credit quality contributed to the Index’s return. Contributions were generally in line with the proportion of bonds in each credit quality category held by the Index.

In terms of relative performance, the Index marginally underperformed the broader market for the reporting period, as represented by the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in stocks with higher or lower ESG characteristics, respectively. For the reporting period, the Index held underweight positions in banks and energy companies and overweight positions in electric utilities and capital goods. Due to its selection process, the Index had an ESG score that was 30% higher than the broader market, with 44% less exposure to carbon-intensive companies, according to MSCI ESG Fund Metrics.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.3%
Aa	14.7
A	33.9
Baa	45.0
Ba	2.5
Not Rated	1.6

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-2 Years	22.6%
2-3 Years	29.7
3-4 Years	32.9
4-5 Years	13.9
5-6 Years	0.8
9-10 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® ESG USD Corporate Bond ETF

Investment Objective

The iShares ESG USD Corporate Bond ETF seeks to track the investment results of an index composed of U.S. Dollar denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.35%	1.36%	2.35%	2.24%
Fund Market	2.39	1.60	2.39	2.64
Index	2.51	1.58	2.51	2.60

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,020.00	$0.90		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019 (continued)	iShares® ESG USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with positive environmental, social, and governance (“ESG”) characteristics posted a positive return for the reporting period. Solid economic growth and strong investor demand helped support corporate ESG bonds. Investors are increasingly connecting ESG issues to creditworthiness, as the risk of environmental and governance failures becomes an important factor in lending.

From a company perspective, banks were the largest contributors to the Index’s return for the reporting period. Low default rates on loans, tax reform, and continued economic growth improved the solvency of banks. A sharp drop in issuance of bank debt also helped boost bond values.

Debt issued by technology and communications companies also contributed to the Index’s return. Technology bonds benefited from solid cash flows and investor confidence in the long-term prospects of technology companies. Communications companies were helped by tax reform, which resulted in an improved cash flow outlook. Other developments, such as the 5G rollout and increased broadband internet usage, also contributed to the health of communications companies.

From a credit quality perspective, all levels of credit quality contributed to the Index’s return. While all the bonds targeted by the Index are investment grade, within that category lower-rated bonds generally were the largest contributors to the Index’s performance.

In terms of relative performance, the Index slightly underperformed the broader market for the reporting period, as represented by the Bloomberg Barclays U.S. Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in stocks with higher or lower ESG characteristics, respectively. For the reporting period, the Index held large underweight positions in energy companies and banks and large overweight positions in capital goods and electric utilities. Due to its selection process, the Index had an ESG score that was 46% higher than the broader market, with 5% less exposure to carbon-intensive companies, according to MSCI ESG Fund Metrics.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.9%
Aa	10.2
A	32.4
Baa	49.2
Ba	3.7
Not Rated	1.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-5 Years	37.3%
5-10 Years	30.4
10-15 Years	2.3
15-20 Years	6.1
More than 20 Years	23.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG U.S .Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while exhibiting risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception
Fund NAV	3.46%
Fund Market	3.56
Index	3.40

For the fiscal period ended 2/28/19, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (10/18/18)	(a)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,000.00	$ 0.33		$ 1,000.00	$ 1,024.30	$ 0.45		0.09%

(a)	The beginning of the period (commencement of operations) is October 18, 2018.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (133 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(a)
U. S. Government & Agency Obligations	68.0%
Corporate Bonds & Notes	27.6
Foreign Government Obligations	3.2
Collaterized Mortgage Obligations	0.9
Municipal Debt Obligations	0.3

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	73.2%
Aa	2.1
A	8.7
Baa	14.2
Ba	0.9
Not Rated	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
WPP Finance 2010
3.63%, 09/07/22	$335	$330,354
4.75%, 11/21/21	613	626,038

		956,392

Aerospace & Defense — 0.9%
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	645	636,299

Agriculture — 1.5%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	900	874,503
3.50%, 11/24/20(a)	175	174,853

		1,049,356

Airlines — 0.3%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	235	233,905

Apparel — 0.5%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	45	44,225
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	310	313,962

		358,187

Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.65%, 07/12/21	254	246,687
1.70%, 09/09/21(a)	340	329,402
2.45%, 09/24/20	380	377,325
Ford Motor Credit Co. LLC
3.10%, 05/04/23	200	183,932
3.22%, 01/09/22	175	168,130

		1,305,476

Banks — 29.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	49,147
2.63%, 05/19/22	100	98,319
2.63%, 11/09/22	150	147,177
2.70%, 11/16/20	750	746,610
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	800	798,032
Banco Santander SA
3.13%, 02/23/23	25	24,264
3.85%, 04/12/23	100	99,415
Bank of America Corp., 3.55%, 03/05/24 (Call 03/05/23)(b)(c)	165	165,817
Bank of Montreal
1.90%, 08/27/21	350	341,456
2.35%, 09/11/22	315	308,061
2.55%, 11/06/22 (Call 10/06/22)	174	170,560
4.34%, 10/05/28 (Call 10/05/23)(b)(c)	5	5,037
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	160	153,758
2.66%, 05/16/23 (Call 05/16/22)(b)(c)	317	311,925
3.50%, 04/28/23	115	116,676
Bank of Nova Scotia (The)
2.35%, 10/21/20(a)	260	257,574
2.45%, 03/22/21	162	160,406
2.45%, 09/19/22	161	157,851
2.70%, 03/07/22	320	317,056
2.80%, 07/21/21	275	273,845
4.38%, 01/13/21	30	30,762
4.65%, (Call 10/12/22)(b)(c)(d)	85	77,575
Barclays PLC, 4.34%, 05/16/24 (Call 05/16/23)(b)(c)	100	99,897
BNP Paribas SA, 3.25%, 03/03/23	175	175,952

Security	Par (000)	Value

Banks (continued)
BPCE SA
2.65%, 02/03/21(a)	$325	$322,345
2.75%, 12/02/21	385	380,053
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	265	262,008
3.50%, 09/13/23(a)	525	532,114
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)(c)	130	128,110
3.38%, 03/01/23(a)	55	55,059
3.50%, 05/15/23	50	50,170
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	120	122,730
Comerica Bank, 2.50%, 06/02/20	50	49,605
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	445	451,021
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	500	495,240
2.55%, 03/15/21	50	49,488
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	375	366,206
3.50%, 06/11/21 (Call 05/11/21)	825	824,084
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	75	74,949
Deutsche Bank AG/New York NY
3.30%, 11/16/22	280	266,501
3.95%, 02/27/23	100	96,585
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(b)(c)	50	49,794
Goldman Sachs Group Inc. (The)
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	35	34,277
3.00%, 04/26/22 (Call 04/26/21)	245	243,155
3.20%, 02/23/23 (Call 01/23/23)(a)	115	113,950
3.63%, 01/22/23	70	70,597
5.25%, 07/27/21	221	231,248
5.75%, 01/24/22	403	430,251
ING Groep NV
3.15%, 03/29/22	239	237,203
4.10%, 10/02/23(a)	75	75,952
Lloyds Banking Group PLC, 4.05%, 08/16/23	50	50,367
Mizuho Financial Group Inc.
2.95%, 02/28/22	245	242,464
3.55%, 03/05/23	50	50,255
Morgan Stanley
2.63%, 11/17/21	151	148,888
2.75%, 05/19/22	250	246,450
3.13%, 01/23/23	135	133,974
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	140	141,326
3.75%, 02/25/23	270	273,993
4.88%, 11/01/22	160	167,509
5.50%, 07/28/21(a)	185	194,896
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	242,902
2.50%, 05/22/22	235	230,053
2.63%, 01/14/21	150	149,013
2.80%, 01/10/22	100	99,046
Northern Trust Corp.
2.38%, 08/02/22	245	239,686
3.38%, 08/23/21	400	404,404
3.45%, 11/04/20	325	328,815
PNC Financial Services Group Inc. (The), 3.50%, 01/23/24 (Call 12/24/23)	450	454,797
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	250	248,222
6.10%, 06/10/23	90	94,491

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.13%, 12/15/22	$60	$63,295
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/19/22)	300	294,894
Santander UK Group Holdings PLC, 3.37%, 01/05/24 (Call 01/05/23)(b)(c)	50	48,440
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21	200	193,578
2.30%, 03/11/20	525	521,530
2.63%, 03/15/21	150	148,720
State Street Corp. 1.95%, 05/19/21	525	514,085
2.65%, 05/15/23 (Call 05/15/22)(b)(c)	226	222,737
3.10%, 05/15/23(a)	25	24,898
4.38%, 03/07/21	400	411,892
Sumitomo Mitsui Financial Group Inc. 2.78%, 10/18/22	80	78,532
3.10%, 01/17/23	323	320,090
SVB Financial Group, 5.38%, 09/15/20	600	614,382
Toronto-Dominion Bank (The) 1.80%, 07/13/21	147	143,196
2.13%, 04/07/21	136	133,785
3.50%, 07/19/23	425	432,148
Westpac Banking Corp.
2.00%, 08/19/21(a)	202	196,970
2.10%, 05/13/21(a)	551	539,936
2.15%, 03/06/20	5	4,966
2.30%, 05/26/20	25	24,817
2.50%, 06/28/22	20	19,594
2.60%, 11/23/20	120	119,237
2.75%, 01/11/23	211	207,314
2.80%, 01/11/22(a)	275	273,075
3.65%, 05/15/23	90	91,304

		20,884,833

Beverages — 5.2%
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (Call 01/01/21)	100	99,517
3.30%, 02/01/23 (Call 12/01/22)	230	231,681
Coca-Cola European Partners PLC, 3.50%, 09/15/20	250	250,870
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	121	119,290
4.83%, 07/15/20	765	784,852
Diageo Investment Corp., 2.88%, 05/11/22	290	289,629
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	450	446,022
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)	412	401,342
2.25%, 05/02/22 (Call 04/02/22)	60	59,051
2.75%, 03/05/22	269	269,247
2.75%, 03/01/23	280	279,992
3.00%, 08/25/21	265	266,913
3.10%, 07/17/22 (Call 05/17/22)	175	176,850

		3,675,256

Biotechnology — 0.1%
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	40	38,803

Building Materials — 1.5%
CRH America Inc., 5.75%, 01/15/21	85	87,559
Johnson Controls International PLC 3.75%, 12/01/21 (Call 09/01/21)	100	100,954
4.25%, 03/01/21	160	162,943
5.00%, 03/30/20	500	509,145

Security	Par (000)	Value

Building Materials (continued)
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	$230	$232,229

		1,092,830

Chemicals — 0.8%
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)	165	170,229
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	10	9,856
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	165	163,513
3.75%, 11/15/21 (Call 08/15/21)	145	145,584
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	110	108,181

		597,363

Commercial Services — 2.7%
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	560	546,566
3.25%, 01/14/23 (Call 11/19/22)	155	155,907
4.35%, 12/08/21	415	430,222
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	140	140,547
RELX Capital Inc. 3.13%, 10/15/22 (Call 07/15/22)	110	108,562
3.50%, 03/16/23 (Call 02/16/23)	515	513,625

		1,895,429

Computers — 4.3%
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(e)	180	182,916
5.45%, 06/15/23 (Call 04/15/23)(e)	90	94,499
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	765	769,475
4.40%, 10/15/22 (Call 08/15/22)	145	150,069
HP Inc. 3.75%, 12/01/20	480	484,330
4.30%, 06/01/21	7	7,160
4.38%, 09/15/21	45	46,395
4.65%, 12/09/21	65	67,394
International Business Machines Corp. 1.63%, 05/15/20	250	246,590
1.88%, 08/01/22	150	144,409
2.25%, 02/19/21	50	49,386
2.50%, 01/27/22	150	148,029
2.88%, 11/09/22(a)	435	432,090
Seagate HDD Cayman, 4.75%, 06/01/23	228	229,808

		3,052,550

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	235	227,644
Procter & Gamble Co. (The), 2.15%, 08/11/22(a)	360	353,297

		580,941

Diversified Financial Services — 4.9%
Aircastle Ltd., 5.00%, 04/01/23	45	45,757
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	310	303,738
2.65%, 12/02/22	190	187,230
3.40%, 02/27/23 (Call 01/27/23)	200	201,340
3.70%, 08/03/23 (Call 07/03/23)	90	91,575
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	387	381,396
2.38%, 05/26/20 (Call 04/25/20)	248	246,386
2.70%, 03/03/22 (Call 01/31/22)	225	223,668
Series F, 2.60%, 09/14/20 (Call 08/14/20)	188	187,131
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	64,038

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	$850	$835,269
International Lease Finance Corp. 5.88%, 08/15/22(a)	40	42,468
8.63%, 01/15/22	29	32,776
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	255	249,648
Western Union Co. (The) 3.60%, 03/15/22 (Call 02/15/22)	266	268,607
4.25%, 06/09/23 (Call 05/09/23)	80	81,654

		3,442,681

Electric — 6.1%
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	25,203
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	215	231,207
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	165	161,530
Series K, 2.75%, 03/15/22 (Call 02/15/22)	202	199,645
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	170	166,710
2.85%, 06/15/20 (Call 05/15/20)	169	168,410
5.15%, 12/01/20 (Call 09/01/20)	68	69,791
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	52	52,083
4.00%, 10/01/20 (Call 07/01/20)	78	78,624
4.25%, 06/15/22 (Call 03/15/22)	242	247,547
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	160	159,498
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	270	264,824
4.50%, 06/01/21 (Call 03/01/21)	250	255,685
Series H, 3.34%, 09/01/20	680	683,121
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	200	196,104
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	55	53,550
Sempra Energy 2.40%, 03/15/20 (Call 02/15/20)	265	263,057
2.85%, 11/15/20 (Call 10/15/20)	100	99,099
UIL Holdings Corp., 4.63%, 10/01/20	500	509,010
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	70	69,033
2.60%, 03/15/22 (Call 02/15/22)	380	373,711

		4,327,442

Electronics — 1.9%
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	410	407,823
3.88%, 07/15/23 (Call 04/15/23)	90	91,521
5.00%, 07/15/20	160	163,874
Flex Ltd., 5.00%, 02/15/23	50	51,434
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	390	381,244
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	90	88,681
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	65	65,223
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	62	62,221

		1,312,021

Food — 3.5%
Campbell Soup Co. 2.50%, 08/02/22	100	96,117
3.65%, 03/15/23 (Call 02/15/23)	350	347,214
4.25%, 04/15/21	245	249,295

Security	Par (000)	Value

Food (continued)
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	$215	$210,188
3.15%, 12/15/21 (Call 09/15/21)	122	121,990
3.70%, 10/17/23 (Call 09/17/23)	290	292,773
Kellogg Co. 3.13%, 05/17/22	105	104,375
4.00%, 12/15/20	860	872,814
Kraft Heinz Foods Co.,4.00%, 06/15/23 (Call 05/15/23)	145	146,646

		2,441,412

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	50	50,713

Health Care – Products — 0.2%
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	47	46,471
3.13%, 11/08/21	80	79,763

		126,234

Household Products & Wares — 0.3%
Clorox Co. (The), 3.80%, 11/15/21	225	229,723

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	85	82,984

Insurance — 1.9%
AEGON Funding Co. LLC, 5.75%, 12/15/20	155	161,913
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)(c)	10	10,120
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	230	231,219
Marsh & McLennan Companies Inc. 2.35%, 03/06/20 (Call 02/06/20)	100	99,405
2.75%, 01/30/22 (Call 12/30/21)	60	59,393
4.80%, 07/15/21 (Call 04/15/21)	280	289,596
Prudential Financial Inc. 5.63%, 06/15/43 (Call 06/15/23)(b)(c)	65	67,421
5.88%, 09/15/42 (Call 09/15/22)(b)(c)	49	51,644
Sompo International Holdings Ltd., 4.70%, 10/15/22	375	382,976

		1,353,687

Internet — 0.1%
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	91	89,016

Machinery — 2.2%
Caterpillar Financial Services Corp. 1.70%, 08/09/21(a)	235	228,453
1.93%, 10/01/21	130	126,650
2.40%, 06/06/22	88	86,382
2.85%, 06/01/22(a)	51	50,757
Caterpillar Inc., 3.90%, 05/27/21	197	201,756
CNH Industrial Capital LLC 3.88%, 10/15/21	150	150,432
4.38%, 04/05/22	325	329,725
CNH Industrial NV, 4.50%, 08/15/23	70	71,379
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	67	69,043
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	25	24,606
Xylem Inc./NY, 4.88%, 10/01/21	210	217,575

		1,556,758

Manufacturing — 1.8%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	737	715,465
2.00%, 08/07/20	100	98,995
2.00%, 06/26/22	395	385,362

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	$50	$51,942

		1,251,764

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	240	246,029
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	165	159,850
Warner Media LLC 3.40%, 06/15/22	179	179,627
4.00%, 01/15/22	245	249,812

		835,318

Oil & Gas — 2.6%
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	168	162,759
3.80%, 09/15/23 (Call 06/15/23)	80	79,019
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	35	34,860
4.00%, 07/15/21 (Call 04/15/21)	100	101,312
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	184	185,597
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	70	67,603
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	195	189,946
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	140	142,397
Total Capital International SA 2.70%, 01/25/23	180	178,011
2.75%, 06/19/21	96	95,953
2.88%, 02/17/22(a)	270	270,116
Total Capital SA 4.13%, 01/28/21	125	128,169
4.25%, 12/15/21	60	62,252
4.45%, 06/24/20	100	102,122

		1,800,116

Oil & Gas Services — 1.5%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)(a)	370	371,254
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	595	584,106
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	80	77,530

		1,032,890

Pharmaceuticals — 3.8%
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	320	321,635
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	610	592,554
3.20%, 03/15/23(a)	85	83,731
4.63%, 12/15/20	85	87,060
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(e)	100	101,319
CVS Health Corp., 3.70%, 03/09/23 (Call 02/09/23)	170	170,857
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	60	58,203
Zoetis Inc. 3.25%, 02/01/23 (Call 11/01/22)	715	711,532
3.45%, 11/13/20 (Call 10/13/20)	545	548,085

		2,674,976

Pipelines — 1.1%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	195	191,831
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	130	129,883

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	$444	$444,342

		766,056

Real Estate Investment Trusts — 1.0%
American Tower Corp. 3.00%, 06/15/23	190	185,778
3.50%, 01/31/23	60	59,947
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	20	19,976
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	50	51,247
Liberty Property LP 4.13%, 06/15/22 (Call 03/15/22)	60	60,944
4.75%, 10/01/20 (Call 07/01/20)	175	178,281
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	130	135,595
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	35	35,790

		727,558

Retail — 2.6%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	760	790,909
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	272	270,784
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	184	172,991
3.88%, 01/15/22 (Call 10/15/21)	55	55,143
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	419	425,507
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	117	113,519

		1,828,853

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	85	84,797

Semiconductors — 2.3%
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	342	334,616
2.35%, 05/11/22 (Call 04/11/22)	75	74,132
2.45%, 07/29/20	478	476,475
2.70%, 12/15/22	100	99,550
3.10%, 07/29/22(a)	125	126,391
3.30%, 10/01/21	203	206,362
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	25	25,094
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	265	260,339
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	30	29,125

		1,632,084

Software — 2.8%
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	50	49,458
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)(a)	565	550,248
2.00%, 11/03/20 (Call 10/03/20)	115	113,827
2.38%, 02/12/22 (Call 01/12/22)	445	441,106
2.38%, 05/01/23 (Call 02/01/23)	105	103,666
2.40%, 02/06/22 (Call 01/06/22)	369	366,144
4.00%, 02/08/21	32	32,858
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	145	146,772
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)(a)	148	145,049

		1,949,128

Telecommunications — 2.4%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	50	51,476
Motorola Solutions Inc. 3.50%, 03/01/23	85	83,640
3.75%, 05/15/22	250	250,875
Orange SA, 4.13%, 09/14/21	400	412,972

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA, 5.46%, 02/16/21	$190	$197,989
Vodafone Group PLC 2.50%, 09/26/22	290	283,162
2.95%, 02/19/23(a)	310	302,882
4.38%, 03/16/21	120	122,791

		1,705,787

Transportation — 1.5%
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	355	343,051
2.65%, 03/02/20 (Call 02/20/20)	100	99,511
2.80%, 03/01/22 (Call 02/01/22)	90	88,335
2.88%, 09/01/20 (Call 08/01/20)	120	119,437
3.40%, 03/01/23 (Call 02/01/23)	8	7,948
3.45%, 11/15/21 (Call 10/15/21)	175	175,394
3.75%, 06/09/23 (Call 05/09/23)	25	25,144
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	180	177,440

		1,036,260

Total Corporate Bonds & Notes — 97.5% (Cost: $68,526,840)		68,695,878

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	4,545	4,546,346

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	1,497 $	1,496,562

		6,042,908

Total Short-Term Investments — 8.6% (Cost: $6,042,334)		6,042,908

Total Investments in Securities — 106.1% (Cost: $74,569,174)		74,738,786

Other Assets, Less Liabilities — (6.1)%		(4,285,410)

Net Assets — 100.0%		$70,453,376

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors .

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities..

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,132	3,413	4,545	$4,546,346	$5,114	(b)	$(50)	$629
BlackRock Cash Funds: Treasury, SL Agency Shares	372	1,125	1,497	1,496,562	13,029		—	—

				$6,042,908	$18,143		$(50)	$629

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$68,695,878	$—	$68,695,878
Money Market Funds	6,042,908	—	—	6,042,908

	$6,042,908	$68,695,878	$—	$74,738,786

See notes to financial statements

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
WPP Finance 2010 3.75%, 09/19/24	$70	$67,398
4.75%, 11/21/21	175	178,722

		246,120

Aerospace & Defense — 1.9%
Embraer Netherlands Finance BV 5.05%, 06/15/25	5	5,302
5.40%, 02/01/27	45	48,697
Harris Corp., 5.05%, 04/27/45 (Call 10/27/44)	10	10,647
Raytheon Co., 4.88%, 10/15/40	5	5,627
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	142	140,084
3.20%, 03/15/24 (Call 01/15/24)	155	151,951
3.50%, 03/15/27 (Call 12/15/26)	5	4,835
4.35%, 04/15/47 (Call 10/15/46)	5	4,723
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,939
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	5	4,417
4.05%, 05/04/47 (Call 11/04/46)	5	4,616
4.50%, 06/01/42	45	44,471
4.63%, 11/16/48 (Call 05/16/48)	15	15,086
5.40%, 05/01/35	5	5,444
6.05%, 06/01/36	5	5,774
6.13%, 07/15/38	5	5,877
7.50%, 09/15/29	15	19,148

		486,638

Agriculture — 1.4%
Archer-Daniels-Midland Co. 3.75%, 09/15/47 (Call 03/15/47)	10	9,340
4.02%, 04/16/43	5	4,899
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)	35	30,763
3.50%, 11/24/20(a)	250	249,790
3.75%, 09/25/27 (Call 06/25/27)	35	30,970
4.35%, 03/15/24 (Call 02/15/24)	30	29,690

		355,452

Airlines — 0.1%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	15	14,443
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	10	9,477

		23,920

Apparel — 0.6%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	95	93,363
2.38%, 11/01/26 (Call 08/01/26)	40	37,795
3.63%, 05/01/43 (Call 11/01/42)	15	14,233
3.88%, 11/01/45 (Call 05/01/45)(a)	15	14,814

		160,205

Auto Manufacturers — 0.6%
American Honda Finance Corp., 2.30%, 09/09/26	55	50,750
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)	15	13,593
4.75%, 01/15/43	15	11,450
5.29%, 12/08/46 (Call 06/08/46)	20	16,119
6.63%, 10/01/28	5	5,096
7.40%, 11/01/46	5	4,993
7.45%, 07/16/31	10	10,555

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co. 5.20%, 04/01/45	$5	$4,356
5.95%, 04/01/49 (Call 10/01/48)	25	23,800
6.25%, 10/02/43	20	19,765

		160,477

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)(a)	10	8,678

Banks — 20.0%
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	250	245,735
2.63%, 05/19/22	50	49,159
2.70%, 11/16/20	30	29,864
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	199,508
Bank of America Corp. 3.42%, 12/20/28 (Call 12/20/27)(b)(c)	15	14,475
3.71%, 04/24/28 (Call 04/24/27)(b)(c)	15	14,784
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	35	34,829
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	25	23,444
4.25%, 10/22/26	25	25,157
4.44%, 01/20/48 (Call 01/20/47)(a)(b)(c)	55	55,864
4.45%, 03/03/26	15	15,293
5.00%, 01/21/44	20	21,819
5.88%, 02/07/42	15	18,235
Series L, 4.18%, 11/25/27 (Call 11/25/26)	4	3,986
Series L, 4.75%, 04/21/45	19	19,340
Bank of Montreal 2.35%, 09/11/22	50	48,899
2.55%, 11/06/22 (Call 10/06/22)	50	49,012
4.34%, 10/05/28 (Call 10/05/23)(b)(c)	50	50,366
Bank of New York Mellon Corp. (The) 3.25%, 05/16/27 (Call 02/16/27)	10	9,874
3.40%, 01/29/28 (Call 10/29/27)	15	14,988
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	75	74,790
3.85%, 04/28/28	50	51,696
Bank of Nova Scotia (The) 2.70%, 03/07/22	10	9,908
2.80%, 07/21/21	75	74,685
4.50%, 12/16/25	31	31,817
4.65%, (Call 10/12/22)(b)(c)(d)	15	13,690
Bank One Corp., 7.63%, 10/15/26	10	12,223
Barclays PLC, 5.25%, 08/17/45	20	20,034
BPCE SA, 2.75%, 12/02/21	250	246,787
Citigroup Inc. 3.52%, 10/27/28 (Call 10/27/27)(b)(c)	5	4,839
3.67%, 07/24/28 (Call 07/24/27)(b)(c)	5	4,896
3.89%, 01/10/28 (Call 01/10/27)(b)(c)	25	24,895
4.08%, 04/23/29 (Call 04/23/28)(b)(c)	10	10,081
4.13%, 07/25/28	20	19,679
4.28%, 04/24/48 (Call 04/24/47)(b)(c)	5	4,946
4.45%, 09/29/27	40	40,196
4.65%, 07/30/45	5	5,184
4.65%, 07/23/48 (Call 06/23/48)	15	15,645
4.75%, 05/18/46	55	54,055
5.88%, 01/30/42	10	11,876
6.00%, 10/31/33	10	11,339
8.13%, 07/15/39	10	14,515
Commonwealth Bank of Australia/New York NY 2.40%, 11/02/20	50	49,524
2.55%, 03/15/21	300	296,931

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Compass Bank 2.88%, 06/29/22 (Call 05/29/22)	$250	$244,137
3.88%, 04/10/25 (Call 03/10/25)	15	14,582
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	22,979
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	50	46,699
Fifth Third Bancorp., 8.25%, 03/01/38	20	27,455
Goldman Sachs Capital I, 6.35%, 02/15/34	15	17,655
Goldman Sachs Group Inc. (The) 3.50%, 11/16/26 (Call 11/16/25)	40	38,521
3.75%, 05/22/25 (Call 02/22/25)	10	9,951
3.75%, 02/25/26 (Call 11/25/25)	5	4,936
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	10	9,714
3.85%, 01/26/27 (Call 01/26/26)	55	53,986
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	5	4,620
4.25%, 10/21/25	15	15,095
4.41%, 04/23/39 (Call 04/23/38)(b)(c)	5	4,827
4.75%, 10/21/45 (Call 04/21/45)	5	5,056
4.80%, 07/08/44 (Call 01/08/44)	25	25,320
5.15%, 05/22/45	10	10,066
6.25%, 02/01/41(a)	15	18,071
6.45%, 05/01/36	5	5,813
6.75%, 10/01/37	60	71,412
HSBC Holdings PLC, 6.10%, 01/14/42	65	80,878
Intesa Sanpaolo SpA, 5.25%, 01/12/24	100	100,160
JPMorgan Chase & Co. 3.78%, 02/01/28 (Call 02/01/27)(b)(c)	15	14,974
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	25	23,216
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	5	4,690
4.13%, 12/15/26	20	20,223
4.25%, 10/01/27	5	5,076
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	55	54,087
4.85%, 02/01/44	9	9,703
4.95%, 06/01/45	30	31,808
5.50%, 10/15/40	5	5,756
5.60%, 07/15/41	5	5,850
5.63%, 08/16/43	5	5,720
6.40%, 05/15/38	20	25,136
Morgan Stanley 3.13%, 07/27/26	5	4,772
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	5	4,859
3.63%, 01/20/27	5	4,909
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	5	4,924
3.88%, 01/27/26	15	15,044
3.95%, 04/23/27	35	34,170
3.97%, 07/22/38 (Call 07/22/37)(b)(c)	5	4,744
4.00%, 07/23/25	35	35,562
4.30%, 01/27/45	30	29,375
4.35%, 09/08/26	10	10,040
4.38%, 01/22/47	45	44,685
5.00%, 11/24/25	15	15,765
6.38%, 07/24/42	5	6,286
7.25%, 04/01/32	15	19,505
National Australia Bank Ltd./New York, 2.50%, 07/12/26	25	23,144
Northern Trust Corp. 2.38%, 08/02/22	206	201,532
3.38%, 08/23/21	125	126,376
3.38%, 05/08/32 (Call 05/08/27)(b)(c)	30	28,628
3.95%, 10/30/25	90	93,324
Royal Bank of Canada, 4.65%, 01/27/26(a)	20	20,975
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	80	84,104

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/19/22)	$70	$68,809
4.40%, 07/13/27 (Call 04/14/27)	30	29,298
4.50%, 07/17/25 (Call 04/17/25)(a)	35	35,541
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	250	241,972
State Street Corp. 3.10%, 05/15/23	10	9,959
3.30%, 12/16/24	10	10,120
3.55%, 08/18/25	160	163,670
3.70%, 11/20/23	50	51,415
Sumitomo Mitsui Financial Group Inc. 3.35%, 10/18/27	5	4,889
3.36%, 07/12/27	10	9,784
3.54%, 01/17/28	15	14,899
SVB Financial Group, 3.50%, 01/29/25	65	62,963
Toronto-Dominion Bank (The) 3.50%, 07/19/23	15	15,252
3.63%, 09/15/31 (Call 09/15/26)(a)(b)(c)	46	44,529
Westpac Banking Corp. 2.00%, 08/19/21(a)	60	58,506
2.10%, 05/13/21(a)	195	191,084
2.60%, 11/23/20	85	84,459
2.85%, 05/13/26	15	14,280
3.35%, 03/08/27	75	73,588
3.40%, 01/25/28	15	14,886

		5,099,660

Beverages — 4.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(e)	35	33,853
4.90%, 02/01/46 (Call 08/01/45)(e)	55	52,776
Anheuser-Busch InBev Finance Inc. 2.63%, 01/17/23	10	9,770
3.30%, 02/01/23 (Call 12/01/22)(a)	75	75,548
4.63%, 02/01/44	4	3,663
4.90%, 02/01/46 (Call 08/01/45)	35	33,323
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	25	24,904
4.44%, 10/06/48 (Call 04/06/48)	5	4,510
4.60%, 04/15/48 (Call 10/15/47)	10	9,197
4.75%, 01/23/29 (Call 10/23/28)	75	78,291
4.75%, 04/15/58 (Call 10/15/57)(a)	20	18,153
4.95%, 01/15/42	5	4,890
5.45%, 01/23/39 (Call 07/23/38)	5	5,246
5.55%, 01/23/49 (Call 07/23/48)	30	31,493
8.00%, 11/15/39	5	6,562
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	5	4,843
Constellation Brands Inc. 4.50%, 05/09/47 (Call 11/09/46)	10	9,135
5.25%, 11/15/48 (Call 05/15/48)	4	4,057
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	70	69,011
4.83%, 07/15/20	100	102,595
5.88%, 09/30/36	10	12,077
Diageo Investment Corp., 2.88%, 05/11/22	155	154,802
Keurig Dr Pepper Inc. 4.42%, 12/15/46 (Call 06/15/46)	5	4,346
4.50%, 11/15/45 (Call 08/15/45)	10	8,820

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)	$25	$21,182
5.00%, 05/01/42	5	4,760
PepsiCo Inc. 2.38%, 10/06/26 (Call 07/06/26)	35	32,796
2.75%, 04/30/25 (Call 01/30/25)	15	14,775
2.85%, 02/24/26 (Call 11/24/25)	15	14,600
3.00%, 10/15/27 (Call 07/15/27)	5	4,877
3.45%, 10/06/46 (Call 04/06/46)	5	4,569
3.60%, 03/01/24 (Call 12/01/23)	120	123,997
4.00%, 05/02/47 (Call 11/02/46)(a)	15	14,934
4.45%, 04/14/46 (Call 10/14/45)	25	26,671

		1,025,026

Biotechnology — 0.9%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)	5	4,667
4.66%, 06/15/51 (Call 12/15/50)	40	38,293
4.95%, 10/01/41	10	10,052
5.15%, 11/15/41 (Call 05/15/41)	10	10,345
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	20,889
Celgene Corp. 4.35%, 11/15/47 (Call 05/15/47)	5	4,468
4.55%, 02/20/48 (Call 08/20/47)	15	13,881
5.00%, 08/15/45 (Call 02/15/45)	20	19,702
5.25%, 08/15/43	5	5,022
Gilead Sciences Inc. 2.95%, 03/01/27 (Call 12/01/26)	5	4,731
3.50%, 02/01/25 (Call 11/01/24)	5	5,003
3.65%, 03/01/26 (Call 12/01/25)	10	9,973
4.15%, 03/01/47 (Call 09/01/46)	35	32,091
4.50%, 02/01/45 (Call 08/01/44)	20	19,347
4.75%, 03/01/46 (Call 09/01/45)	5	5,011
5.65%, 12/01/41 (Call 06/01/41)	15	16,669

		220,144

Building Materials — 1.4%
CRH America Inc., 5.75%, 01/15/21	150	154,516
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(f)	75	74,086
4.50%, 02/15/47 (Call 08/15/46)	10	9,109
4.95%, 07/02/64 (Call 01/02/64)(f)	10	8,703
5.00%, 03/30/20	75	76,372
Lafarge SA, 7.13%, 07/15/36	5	5,720
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	5	4,191
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	15	13,822
4.30%, 07/15/47 (Call 01/15/47)	15	11,666
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	9	7,729

		365,914

Chemicals — 0.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	10	10,047
Dow Chemical Co. (The) 4.25%, 10/01/34 (Call 04/01/34)	5	4,649
4.38%, 11/15/42 (Call 05/15/42)	20	18,015
4.63%, 10/01/44 (Call 04/01/44)	5	4,629
5.55%, 11/30/48 (Call 05/30/48)(e)	10	10,532
DowDuPont Inc. 5.32%, 11/15/38 (Call 05/15/38)	5	5,290
5.42%, 11/15/48 (Call 05/15/48)	15	16,025
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)	5	4,730

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	$15	$13,633
5.00%, 09/26/48 (Call 03/26/48)	5	4,990
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	4,700
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	4,288
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)(a)	25	24,392
5.45%, 11/15/33 (Call 05/15/33)	20	20,794
5.63%, 11/15/43 (Call 05/15/43)	5	5,095
Nutrien Ltd. 4.90%, 06/01/43 (Call 12/01/42)	4	3,864
5.25%, 01/15/45 (Call 07/15/44)	10	10,132
RPM International Inc., 5.25%, 06/01/45 (Call 12/01/44)	5	4,894
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	20	18,689
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)	5	4,228

		193,616

Commercial Services — 2.8%
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	100	97,601
2.70%, 11/01/26 (Call 08/01/26)	63	59,943
3.25%, 01/14/23 (Call 11/19/22)	75	75,439
3.25%, 12/01/27 (Call 09/01/27)	5	4,890
4.35%, 12/08/21	165	171,052
5.50%, 12/08/41(a)	20	23,263
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	275	274,266
S&P Global Inc., 6.55%, 11/15/37	5	6,320

		712,774

Computers — 3.1%
Apple Inc. 2.45%, 08/04/26 (Call 05/04/26)	5	4,736
2.90%, 09/12/27 (Call 06/12/27)	5	4,827
3.00%, 06/20/27 (Call 03/20/27)	15	14,613
3.20%, 05/11/27 (Call 02/11/27)	5	4,941
3.25%, 02/23/26 (Call 11/23/25)	25	25,023
3.35%, 02/09/27 (Call 11/09/26)	25	24,993
3.45%, 02/09/45	5	4,511
3.75%, 09/12/47 (Call 03/12/47)	5	4,709
3.85%, 05/04/43	10	9,675
4.38%, 05/13/45	5	5,186
4.45%, 05/06/44	5	5,258
4.50%, 02/23/36 (Call 08/23/35)	20	21,556
4.65%, 02/23/46 (Call 08/23/45)	30	32,277
Dell International LLC/EMC Corp. 5.45%, 06/15/23 (Call 04/15/23)(a)(e)	25	26,250
6.02%, 06/15/26 (Call 03/15/26)(a)(e)	55	58,372
8.10%, 07/15/36 (Call 01/15/36)(e)	5	5,696
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	100	100,585
4.40%, 10/15/22 (Call 08/15/22)	50	51,748
6.35%, 10/15/45 (Call 04/15/45)	20	20,160
HP Inc. 4.05%, 09/15/22	100	102,004
4.65%, 12/09/21	25	25,921
6.00%, 09/15/41	5	5,097
International Business Machines Corp. 2.90%, 11/01/21	20	19,931
3.38%, 08/01/23	50	50,354
3.63%, 02/12/24	100	101,893
4.00%, 06/20/42	5	4,759

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.60%, 11/30/39	$5	$5,756
5.88%, 11/29/32	5	5,991
7.00%, 10/30/25	25	30,217
Seagate HDD Cayman 4.75%, 01/01/25	5	4,814
4.88%, 06/01/27 (Call 03/01/27)	5	4,661
5.75%, 12/01/34 (Call 06/01/34)	10	8,846

		795,360

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)(a)	15	14,704
Estee Lauder Companies Inc. (The), 4.38%, 06/15/45 (Call 12/15/44)	5	5,216
Procter & Gamble Co. (The) 2.45%, 11/03/26	25	23,828
2.85%, 08/11/27	35	34,357
3.50%, 10/25/47	20	19,122

		97,227

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	5	4,482
4.20%, 05/15/47 (Call 11/15/46)	5	4,830
4.60%, 06/15/45 (Call 12/15/44)	5	5,154

		14,466

Diversified Financial Services — 2.5%
American Express Co. 2.65%, 12/02/22	30	29,563
3.00%, 10/30/24 (Call 09/29/24)	20	19,554
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	100	99,189
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	25	24,642
Capital One Financial Corp. 3.75%, 03/09/27 (Call 02/09/27)	10	9,607
3.80%, 01/31/28 (Call 12/31/27)	15	14,387
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	45	43,683
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	200	196,534
4.42%, 11/15/35	50	45,153
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	30	30,611
Jefferies Group LLC, 6.25%, 01/15/36	15	14,823
Legg Mason Inc., 5.63%, 01/15/44	5	4,874
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)	10	10,284
5.25%, 04/20/46 (Call 04/20/26)(b)(c)	15	14,779
Raymond James Financial Inc., 4.95%, 07/15/46	10	9,977
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	15	13,736
Visa Inc. 4.15%, 12/14/35 (Call 06/14/35)	15	15,694
4.30%, 12/14/45 (Call 06/14/45)	25	26,222
Western Union Co. (The), 6.20%, 11/17/36	10	10,329

		633,641

Electric — 7.8%
Alabama Power Co. 4.15%, 08/15/44 (Call 02/15/44)	5	4,914
6.00%, 03/01/39	5	5,995
Ameren Illinois Co., 4.15%, 03/15/46 (Call 09/15/45)	5	5,016
Arizona Public Service Co. 4.35%, 11/15/45 (Call 05/15/45)	10	10,032
4.50%, 04/01/42 (Call 10/01/41)	15	15,223
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	85	82,554

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	$100	$92,437
3.35%, 07/01/23 (Call 04/01/23)	80	80,492
6.35%, 10/01/36	5	6,133
Berkshire Hathaway Energy Co. 4.50%, 02/01/45 (Call 08/01/44)	5	5,107
5.15%, 11/15/43 (Call 05/15/43)	25	27,631
5.95%, 05/15/37	10	11,928
6.13%, 04/01/36	5	6,083
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	15	14,136
3.65%, 06/15/46 (Call 12/15/45)	5	4,616
5.90%, 03/15/36	15	17,711
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	100	98,053
Consolidated Edison Co. of New York Inc. 4.50%, 12/01/45 (Call 06/01/45)	30	30,556
Series 05-A, 5.30%, 03/01/35	5	5,486
Series 08-B, 6.75%, 04/01/38	25	32,020
Series 09-C, 5.50%, 12/01/39	5	5,666
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	25	25,181
Dominion Energy Inc. 7.00%, 06/15/38	25	31,438
Series B, 5.95%, 06/15/35	30	34,044
DTE Electric Co., Series A, 4.00%, 04/01/43 (Call 10/01/42)	5	4,916
DTE Energy Co., 6.38%, 04/15/33	5	6,017
Duke Energy Carolinas LLC 3.75%, 06/01/45 (Call 12/01/44)	10	9,425
6.00%, 01/15/38	15	18,392
6.10%, 06/01/37	15	18,279
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	25	22,350
Duke Energy Florida LLC 5.65%, 04/01/40	5	5,957
6.40%, 06/15/38	5	6,433
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 12/15/45)	5	4,694
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	9,747
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	40	38,851
Exelon Generation Co. LLC 4.00%, 10/01/20 (Call 07/01/20)	50	50,400
5.60%, 06/15/42 (Call 12/15/41)	20	19,802
6.25%, 10/01/39	5	5,301
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	5	5,154
Florida Power & Light Co. 3.13%, 12/01/25 (Call 06/01/25)	100	99,840
3.25%, 06/01/24 (Call 12/01/23)	80	81,109
3.70%, 12/01/47 (Call 06/01/47)	5	4,757
4.05%, 06/01/42 (Call 12/01/41)	5	5,027
4.13%, 02/01/42 (Call 08/01/41)	4	4,074
5.95%, 02/01/38	16	19,882
5.96%, 04/01/39	5	6,246
Georgia Power Co., 4.30%, 03/15/43	5	4,614
Iberdrola International BV, 6.75%, 07/15/36	5	5,991
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	20,475
MidAmerican Energy Co., 4.40%, 10/15/44 (Call 04/15/44)	5	5,237
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	13,916
National Grid USA, 5.80%, 04/01/35	10	11,060
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	55	53,413

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN, 3.40%, 08/15/42
(Call 02/15/42)(a)	$5	$4,550
NSTAR Electric Co. 3.20%, 05/15/27 (Call 02/15/27)	90	88,019
4.40%, 03/01/44 (Call 09/01/43)	5	5,154
PacifiCorp, 5.75%, 04/01/37	5	5,896
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	5	4,936
PPL Capital Funding Inc. 4.00%, 09/15/47 (Call 03/15/47)	5	4,477
4.70%, 06/01/43 (Call 12/01/42)	5	4,965
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	6,267
Progress Energy Inc. 6.00%, 12/01/39	20	23,800
7.75%, 03/01/31	15	19,922
Public Service Co. of Colorado 3.60%, 09/15/42 (Call 03/15/42)	5	4,654
4.30%, 03/15/44 (Call 09/15/43)	5	5,138
Public Service Electric & Gas Co., 3.80%, 03/01/46
(Call 09/01/45)	15	14,362
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	67	61,667
4.50%, 08/15/40	10	9,980
Sempra Energy 3.55%, 06/15/24 (Call 03/15/24)	5	4,894
3.75%, 11/15/25 (Call 08/15/25)	35	34,248
4.00%, 02/01/48 (Call 08/01/47)	5	4,385
6.00%, 10/15/39	15	17,075
South Carolina Electric & Gas Co. 5.10%, 06/01/65 (Call 12/01/64)	10	10,848
6.05%, 01/15/38	15	17,882
Southern California Edison Co. 4.65%, 10/01/43 (Call 04/01/43)	15	14,762
6.00%, 01/15/34	15	16,710
6.05%, 03/15/39	15	16,859
6.65%, 04/01/29	15	16,567
Series 08-A, 5.95%, 02/01/38	5	5,551
Southern Co. (The) 4.25%, 07/01/36 (Call 01/01/36)	10	9,603
4.40%, 07/01/46 (Call 01/01/46)	15	14,409
Southern Power Co., 5.15%, 09/15/41	5	4,965
Southwestern Electric Power Co. 6.20%, 03/15/40	20	23,582
Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,641
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	8,941
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	5	4,813
UIL Holdings Corp., 4.63%, 10/01/20	150	152,703
Wisconsin Public Service Corp., 4.75%, 11/01/44
(Call 05/01/44)	10	10,792
Xcel Energy Inc. 3.30%, 06/01/25 (Call 12/01/24)	40	39,618
3.35%, 12/01/26 (Call 06/01/26)	90	88,107

		1,999,553

Electronics — 1.7%
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	55	54,708
3.88%, 07/15/23 (Call 04/15/23)	140	142,366
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	15	14,957
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	13,097
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	65	62,096

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	$5	$5,130
4.60%, 04/06/27 (Call 01/06/27)	25	25,305
Legrand France SA, 8.50%, 02/15/25	5	6,207
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	15	14,920
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	40	40,137
4.75%, 12/01/24 (Call 09/01/24)	10	10,102
4.90%, 06/15/28 (Call 03/15/28)	10	9,923
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	5	4,702
3.70%, 02/15/26 (Call 11/15/25)	30	29,496

		433,146

Engineering & Construction — 0.1%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	5	4,953
4.25%, 09/15/28 (Call 06/15/28)	10	9,685

		14,638

Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	5	5,903
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	60	56,512
3.80%, 08/02/42	10	7,608
4.15%, 03/15/28 (Call 12/15/27)(a)	10	9,557
4.80%, 03/15/48 (Call 09/15/47)	5	4,354
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	5	4,688
General Mills Inc. 3.20%, 02/10/27 (Call 11/10/26)	25	23,454
3.65%, 02/15/24 (Call 11/15/23)	5	5,038
4.15%, 02/15/43 (Call 08/15/42)	5	4,311
4.20%, 04/17/28 (Call 01/17/28)	20	20,202
4.70%, 04/17/48 (Call 10/17/47)	15	13,974
JM Smucker Co. (The) 4.25%, 03/15/35	5	4,540
4.38%, 03/15/45	5	4,420
Kellogg Co. 2.65%, 12/01/23	25	24,298
3.25%, 04/01/26(a)	64	61,028
3.40%, 11/15/27 (Call 08/15/27)	25	23,508
4.00%, 12/15/20	130	131,937
4.30%, 05/15/28 (Call 02/15/28)(a)	30	30,217
4.50%, 04/01/46(a)	5	4,554
Series B, 7.45%, 04/01/31	5	6,287
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	10	10,762
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	15	12,430
5.00%, 07/15/35 (Call 01/15/35)	5	4,761
5.00%, 06/04/42	10	9,075
5.20%, 07/15/45 (Call 01/15/45)	25	23,110
6.50%, 02/09/40	5	5,275
Kroger Co. (The) 4.45%, 02/01/47 (Call 08/01/46)	5	4,403
4.65%, 01/15/48 (Call 07/15/47)(a)	10	8,989
5.15%, 08/01/43 (Call 02/01/43)	5	4,768
6.90%, 04/15/38	5	5,819
McCormick & Co. Inc./MD 3.40%, 08/15/27 (Call 05/15/27)	5	4,781
4.20%, 08/15/47 (Call 02/15/47)	20	18,263

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	$5	$4,472
5.15%, 08/15/44 (Call 02/15/44)	5	4,872

		568,170

Forest Products & Paper — 0.3%
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	25	26,096
5.50%, 01/17/27	10	10,404
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	15	13,308
5.15%, 05/15/46 (Call 11/15/45)	25	24,621

		74,429

Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	10,292
NiSource Inc. 3.49%, 05/15/27 (Call 02/15/27)	30	29,073
4.38%, 05/15/47 (Call 11/15/46)	5	4,836
4.80%, 02/15/44 (Call 08/15/43)	15	14,968
5.25%, 02/15/43 (Call 08/15/42)	5	5,302
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	10	9,789
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	80	74,519
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	5	4,934
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)	15	13,440
4.40%, 06/01/43 (Call 12/01/42)	10	9,611

		176,764

Health Care – Products — 0.8%
Abbott Laboratories 4.75%, 04/15/43 (Call 10/15/42)	5	5,262
4.90%, 11/30/46 (Call 05/30/46)	20	21,872
5.30%, 05/27/40	5	5,564
6.00%, 04/01/39	5	5,978
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	65	63,106
3.73%, 12/15/24 (Call 09/15/24)	11	11,005
4.67%, 06/06/47 (Call 12/06/46)	10	9,909
4.69%, 12/15/44 (Call 06/15/44)	5	4,888
5.00%, 11/12/40	5	4,949
Koninklijke Philips NV, 5.00%, 03/15/42	5	5,380
Medtronic Inc.
4.38%, 03/15/35	5	5,266
4.63%, 03/15/44 (Call 09/15/43)	25	27,330
4.63%, 03/15/45	5	5,473
5.55%, 03/15/40	5	6,018
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	5	4,730
4.38%, 05/15/44 (Call 12/15/43)	5	4,952
Thermo Fisher Scientific Inc., 4.10%, 08/15/47 (Call 02/15/47)	5	4,719
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	5	4,539

		200,940

Health Care – Services — 0.9%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,290
4.13%, 11/15/42 (Call 05/15/42)	5	4,373
4.50%, 05/15/42 (Call 11/15/41)	5	4,599
6.63%, 06/15/36	10	11,662
6.75%, 12/15/37	5	5,959

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc. 4.63%, 05/15/42	$35	$34,802
4.65%, 01/15/43	5	5,003
4.65%, 08/15/44 (Call 02/15/44)	5	4,988
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	15	12,693
HCA Inc., 5.50%, 06/15/47 (Call 12/15/46)	20	20,775
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	10	10,334
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	5	4,681
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	30	28,893
4.70%, 03/30/45 (Call 09/30/44)	5	4,758
UnitedHealth Group Inc. 4.25%, 04/15/47 (Call 10/15/46)	55,089
4.45%, 12/15/48 (Call 06/15/48)	25	26,101
4.75%, 07/15/45	30	32,602
6.63%, 11/15/37	5	6,499

		232,101

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	5	4,242

Household Products & Wares — 0.9%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	165	165,005
3.10%, 10/01/27 (Call 07/01/27)	5	4,813
Kimberly-Clark Corp.
3.05%, 08/15/25	50	49,485
3.20%, 07/30/46 (Call 01/30/46)	10	8,686

		227,989

Housewares — 0.1%
Newell Brands Inc. 5.38%, 04/01/36 (Call 10/01/35)(a)	10	8,856
5.50%, 04/01/46 (Call 10/01/45)	5	4,344

		13,200

Insurance — 2.1%
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	5	4,980
5.55%, 05/09/35	5	5,703
6.50%, 05/15/67 (Call 05/15/37)(b)(c)	5	5,307
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	5	4,426
4.38%, 01/15/55 (Call 07/15/54)	15	12,689
4.50%, 07/16/44 (Call 01/16/44)	25	22,924
8.18%, 05/15/68 (Call 05/15/38)(b)(c)	5	5,796
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	10	9,856
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	5	5,273
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	75	75,397
7.00%, 04/01/28	35	39,783
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	55	66,805
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	5	5,293
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	10	7,929
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	5	5,841
Lincoln National Corp. 6.15%, 04/07/36	5	5,756
7.00%, 06/15/40	5	6,394
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	5	4,722
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)(c)	25	23,897

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (Call 12/10/24)	$5	$5,043
3.75%, 03/14/26 (Call 12/14/25)	5	5,036
4.35%, 01/30/47 (Call 07/30/46)	35	34,228
MetLife Inc. 4.13%, 08/13/42	5	4,825
4.60%, 05/13/46 (Call 12/13/45)	25	25,910
4.88%, 11/13/43	5	5,353
6.40%, 12/15/66 (Call 12/15/31)	10	10,599
Principal Financial Group Inc., 6.05%, 10/15/36	10	11,649
Prudential Financial Inc. 3.94%, 12/07/49 (Call 06/07/49)	10	9,305
4.50%, 09/15/47 (Call 09/15/27)(b)(c)	5	4,634
4.60%, 05/15/44	25	25,570
5.20%, 03/15/44 (Call 03/15/24)(b)(c)	5	4,944
5.38%, 05/15/45 (Call 05/15/25)(b)(c)	20	19,861
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	5	4,700
4.00%, 05/30/47 (Call 11/30/46)	25	24,429
4.05%, 03/07/48 (Call 09/07/47)	5	4,927
5.35%, 11/01/40	5	5,824
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	12,595
XLIT Ltd., 4.45%, 03/31/25	6	6,110

		544,313

Internet — 0.2%
Amazon.com Inc. 4.05%, 08/22/47 (Call 02/22/47)	30	30,082
4.25%, 08/22/57 (Call 02/22/57)	5	5,065
4.95%, 12/05/44 (Call 06/05/44)	5	5,683
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,022
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	5	4,725

		49,577

Iron &Steel — 0.1%
Nucor Corp. 5.20%, 08/01/43 (Call 02/01/43)	10	10,932
6.40%, 12/01/37	5	6,101

		17,033

Lodging —1.0%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	60	56,554
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	200	203,072

		259,626

Machinery — 2.8%
ABB Finance USA Inc., 4.38%, 05/08/42	15	15,565
Caterpillar Financial Services Corp. 3.25%, 12/01/24	60	61,008
3.75%, 11/24/23	40	40,977
Caterpillar Inc. 3.40%, 05/15/24 (Call 02/15/24)	90	91,705
3.80%, 08/15/42(a)	5	4,808
CNH Industrial Capital LLC, 4.38%, 04/05/22	35	35,509
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	15	13,842
4.50%, 08/15/23	65	66,280
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	250	257,622
4.88%, 10/01/43 (Call 04/01/43)	10	11,053
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	5	5,036

Security	Par (000)	Value

Machinery(continued)
Xylem Inc./NY 3.25%, 11/01/26 (Call 08/01/26)	$25	$24,038
4.88%, 10/01/21	79	81,849

		709,292

Manufacturing — 2.7%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	235	228,133
2.00%, 06/26/22	120	117,072
2.25%, 09/19/26 (Call 06/19/26)	70	65,220
2.88%, 10/15/27 (Call 07/15/27)	5	4,839
3.00%, 08/07/25	15	14,988
3.63%, 10/15/47 (Call 04/15/47)	5	4,692
4.00%, 09/14/48 (Call 03/14/48)	5	5,027
General Electric Co.
3.38%, 03/11/24	75	73,492
3.45%, 05/15/24 (Call 02/13/24)	45	44,105
4.13%, 10/09/42	15	12,680
4.50%, 03/11/44	5	4,460
5.88%, 01/14/38	10	10,500
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	5	5,008
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/01/24 (Call 08/01/24)	65	64,998
4.65%, 11/01/44 (Call 05/01/44)	15	14,978
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	5	4,886
4.20%, 11/21/34 (Call 05/21/34)	10	10,135
4.45%, 11/21/44 (Call 05/21/44)	5	5,123

		690,336

Media — 2.1%
21st Century Fox America Inc. 5.40%, 10/01/43	25	29,325
6.40%, 12/15/35	5	6,335
6.65%, 11/15/37	5	6,570
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	10	9,530
4.90%, 08/15/44 (Call 02/15/44)	5	4,769
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	5	4,833
5.38%, 05/01/47 (Call 11/01/46)	5	4,750
5.75%, 04/01/48 (Call 10/01/47)	10	9,999
6.38%, 10/23/35 (Call 04/23/35)	20	21,434
6.48%, 10/23/45 (Call 04/23/45)	15	16,128
6.83%, 10/23/55 (Call 04/23/55)	10	10,775
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	10	8,481
3.97%, 11/01/47 (Call 05/01/47)	15	13,885
4.00%, 11/01/49 (Call 05/01/49)	10	9,297
4.05%, 11/01/52 (Call 05/01/52)	30	27,783
4.60%, 08/15/45 (Call 02/15/45)	45	45,757
4.70%, 10/15/48 (Call 04/15/48)	30	31,192
4.75%, 03/01/44	5	5,197
4.95%, 10/15/58 (Call 04/15/58)	10	10,566
6.45%, 03/15/37	5	6,137
6.95%, 08/15/37	10	12,785
Discovery Communications LLC 3.95%, 03/20/28 (Call 12/20/27)	5	4,762
4.88%, 04/01/43	15	13,536

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.95%, 05/15/42	$4	$3,633
5.00%, 09/20/37 (Call 03/20/37)	5	4,723
5.20%, 09/20/47 (Call 03/20/47)	10	9,418
Grupo Televisa SAB, 6.63%, 01/15/40	5	5,593
Thomson Reuters Corp., 5.85%, 04/15/40	10	10,790
Time Warner Cable LLC. 4.50%, 09/15/42 (Call 03/15/42)	5	4,209
5.50%, 09/01/41 (Call 03/01/41)	5	4,730
5.88%, 11/15/40 (Call 05/15/40)	5	4,949
6.55%, 05/01/37	5	5,339
6.75%, 06/15/39	25	26,820
7.30%, 07/01/38	5	5,643
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	5	6,326
Viacom Inc. 4.38%, 03/15/43	10	8,605
5.85%, 09/01/43 (Call 03/01/43)	15	15,646
Walt Disney Co. (The) 3.70%, 12/01/42	5	4,730
4.13%, 06/01/44(a)	5	5,069
Series E, 4.13%, 12/01/41	5	5,045
Warner Media LLC 3.80%, 02/15/27 (Call 11/15/26)	25	24,342
3.88%, 01/15/26 (Call 10/15/25)	5	4,925
4.65%, 06/01/44 (Call 12/01/43)	5	4,600
5.35%, 12/15/43	5	5,057
5.38%, 10/15/41	10	10,138
6.25%, 03/29/41	25	27,900

		522,056

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	5	4,860
4.38%, 06/15/45 (Call 12/15/44)	5	5,188
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	5	4,437

		14,485

Mining — 0.4%
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	5	5,216
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	10	9,347
5.95%, 03/15/24 (Call 12/15/23)	20	21,073
Newmont Mining Corp., 6.25%, 10/01/39	30	34,542
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,472
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	20	20,098
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	5	5,043

		106,791

Oil & Gas — 3.2%
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	10	9,069
6.45%, 09/15/36	5	5,636
7.95%, 06/15/39	10	12,364
Apache Corp. 4.75%, 04/15/43 (Call 10/15/42)	25	22,724
5.10%, 09/01/40 (Call 03/01/40)	5	4,706
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	5	5,084
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	5	5,201
6.25%, 03/15/38	10	11,473
Cenovus Energy Inc. 3.80%, 09/15/23 (Call 06/15/23)	40	39,510
4.45%, 09/15/42 (Call 03/15/42)	5	4,131

Security	Par (000)	Value

Oil & Gas (continued)
5.40%, 06/15/47 (Call 12/15/46)	$20	$18,856
6.75%, 11/15/39	8	8,431
Conoco Funding Co., 7.25%, 10/15/31	35	46,171
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	40	41,127
4.95%, 03/15/26 (Call 12/15/25)	15	16,426
Devon Energy Corp. 5.60%, 07/15/41 (Call 01/15/41)	20	21,655
5.85%, 12/15/25 (Call 09/15/25)	35	38,599
Devon Financing Co. LLC, 7.88%, 09/30/31	5	6,423
Encana Corp. 6.50%, 08/15/34	5	5,735
6.50%, 02/01/38	15	16,663
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	10	9,073
Exxon Mobil Corp., 3.57%, 03/06/45 (Call 09/06/44)	10	9,594
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	5	4,809
4.30%, 04/01/27 (Call 01/01/27)	55	53,195
5.60%, 02/15/41	5	4,866
7.13%, 03/15/33	5	5,627
7.30%, 08/15/31	20	22,789
Husky Energy Inc., 6.80%, 09/15/37	5	5,983
Kerr-McGee Corp., 7.88%, 09/15/31	5	6,161
Marathon Oil Corp. 3.85%, 06/01/25 (Call 03/01/25)	5	4,948
4.40%, 07/15/27 (Call 04/15/27)	5	5,043
5.20%, 06/01/45 (Call 12/01/44)	15	15,440
6.80%, 03/15/32	5	5,744
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)(e)	5	4,576
6.50%, 03/01/41 (Call 09/01/40)	20	23,295
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	20	18,950
3.90%, 11/15/24 (Call 08/15/24)	5	4,931
5.05%, 11/15/44 (Call 05/15/44)	5	4,683
5.25%, 11/15/43 (Call 05/15/43)	15	14,320
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	10	10,231
Petro-Canada, 6.80%, 05/15/38	20	24,822
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	10	10,332
4.88%, 11/15/44 (Call 05/15/44)	15	15,619
5.88%, 05/01/42	5	5,796
Suncor Energy Inc., 6.50%, 06/15/38	5	6,091
Total Capital Canada Ltd., 2.75%, 07/15/23	75	74,078
Total Capital International SA 3.70%, 01/15/24	65	66,667
3.75%, 04/10/24	15	15,430
Valero Energy Corp.
4.90%, 03/15/45	10	10,173
6.63%, 06/15/37	5	5,945
7.50%, 04/15/32	10	12,437

		821,632

Oil & Gas Services — 1.5%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)(a)	125	125,424
5.13%, 09/15/40(a)	25	25,358
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)	150	147,253
4.08%, 12/15/47 (Call 06/15/47)	5	4,410

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co. 4.75%, 08/01/43 (Call 02/01/43)	$5	$4,989
4.85%, 11/15/35 (Call 05/15/35)	5	5,068
5.00%, 11/15/45 (Call 05/15/45)	20	20,586
6.70%, 09/15/38	5	6,103
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	40	38,765
3.95%, 12/01/42 (Call 06/01/42)	15	12,231

		390,187

Packaging & Containers — 0.0%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	5	5,421

Pharmaceuticals — 4.0%
AbbVie Inc. 4.40%, 11/06/42	10	8,857
4.45%, 05/14/46 (Call 11/14/45)	20	17,569
4.50%, 05/14/35 (Call 11/14/34)	15	14,031
4.70%, 05/14/45 (Call 11/14/44)	30	27,490
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	9,043
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)	10	9,327
4.75%, 03/15/45 (Call 09/15/44)(a)	5	4,615
4.85%, 06/15/44 (Call 12/15/43)(a)	4	3,693
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)(a)	5	4,343
4.30%, 12/15/47 (Call 06/15/47)(a)	10	8,717
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	15	14,210
3.38%, 11/16/25	30	29,499
4.38%, 08/17/48 (Call 02/17/48)	9	8,685
6.45%, 09/15/37	25	30,382
Bristol-Myers Squibb Co. 3.25%, 08/01/42	5	4,096
4.50%, 03/01/44 (Call 09/01/43)	5	4,974
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	50	47,818
3.20%, 03/15/23(a)	40	39,403
3.41%, 06/15/27 (Call 03/15/27)	5	4,673
3.50%, 11/15/24 (Call 08/15/24)	100	97,942
4.50%, 11/15/44 (Call 05/15/44)	5	4,311
4.63%, 12/15/20	50	51,211
4.90%, 09/15/45 (Call 03/15/45)(a)	5	4,575
Cigna Corp. 4.38%, 10/15/28 (Call 07/16/28)(e)	10	10,119
4.90%, 12/15/48 (Call 06/15/48)(e)	20	19,792
CVS Health Corp. 4.30%, 03/25/28 (Call 12/25/27)	25	25,009
4.78%, 03/25/38 (Call 09/25/37)	20	19,435
4.88%, 07/20/35 (Call 01/20/35)	10	9,859
5.05%, 03/25/48 (Call 09/25/47)	40	39,644
5.13%, 07/20/45 (Call 01/20/45)	15	14,909
5.30%, 12/05/43 (Call 06/05/43)	10	10,148
6.13%, 09/15/39	5	5,620
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	5	4,748
3.95%, 05/15/47 (Call 11/15/46)	5	4,936
5.55%, 03/15/37(a)	15	17,709
Express Scripts Holding Co., 6.13%, 11/15/41	20	22,419

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	$10	$10,203
5.38%, 04/15/34	15	17,315
6.38%, 05/15/38	5	6,354
Johnson & Johnson 3.63%, 03/03/37 (Call 09/03/36)	10	9,774
3.70%, 03/01/46 (Call 09/01/45)	20	19,469
3.75%, 03/03/47 (Call 09/03/46)	5	4,898
4.50%, 09/01/40	5	5,414
4.50%, 12/05/43 (Call 06/05/43)	5	5,442
5.95%, 08/15/37	10	12,597
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	5,379
Merck & Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	15	14,139
3.70%, 02/10/45 (Call 08/10/44)	30	28,633
4.15%, 05/18/43	5	5,111
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	10	8,829
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	5	4,307
Pfizer Inc. 4.13%, 12/15/46	15	15,216
7.20%, 03/15/39	5	7,055
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	5	4,660
3.25%, 02/01/23 (Call 11/01/22)	60	59,709
3.95%, 09/12/47 (Call 03/12/47)	19	17,200
4.50%, 11/13/25 (Call 08/13/25)	100	104,065
4.70%, 02/01/43 (Call 08/01/42)	5	5,087

		1,024,667

Pipelines — 2.7%
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	25	23,646
5.95%, 06/01/26 (Call 03/01/26)	15	15,525
Columbia Pipeline Group Inc. 4.50%, 06/01/25 (Call 03/01/25)	5	5,115
5.80%, 06/01/45 (Call 12/01/44)	15	16,209
Enable Midstream Partners LP 4.40%, 03/15/27 (Call 12/15/26)	5	4,795
5.00%, 05/15/44 (Call 11/15/43)	10	8,643
Enbridge Energy Partners LP, 5.50%, 09/15/40 (Call 03/15/40)	5	5,421
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	59	57,863
Enterprise Products Operating LLC 4.85%, 03/15/44 (Call 09/15/43)	25	25,547
4.90%, 05/15/46 (Call 11/15/45)	10	10,289
4.95%, 10/15/54 (Call 04/15/54)	5	5,034
5.10%, 02/15/45 (Call 08/15/44)	10	10,478
6.45%, 09/01/40	5	6,011
Series D, 6.88%, 03/01/33	5	6,148
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)	15	13,791
Kinder Morgan Energy Partners LP 5.00%, 08/15/42 (Call 02/15/42)	5	4,857
5.00%, 03/01/43 (Call 09/01/42)	5	4,839
5.40%, 09/01/44 (Call 03/01/44)	5	5,081
6.38%, 03/01/41	35	39,290
6.95%, 01/15/38	10	11,962
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	5	4,935
5.55%, 06/01/45 (Call 12/01/44)	10	10,495
7.75%, 01/15/32	5	6,295
7.80%, 08/01/31	5	6,241

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	$4	$3,682
4.25%, 09/15/46 (Call 03/15/46)	5	4,694
5.15%, 10/15/43 (Call 04/15/43)	5	5,180
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	10	9,957
4.13%, 03/01/27 (Call 12/01/26)	25	24,508
4.50%, 04/15/38 (Call 10/15/37)	5	4,612
4.88%, 12/01/24 (Call 09/01/24)	5	5,223
5.20%, 03/01/47 (Call 09/01/46)	15	14,671
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	5	4,910
4.55%, 07/15/28 (Call 04/15/28)	10	10,143
4.95%, 07/13/47 (Call 01/06/47)	15	14,504
6.00%, 06/15/35	10	10,577
ONEOK Partners LP 4.90%, 03/15/25 (Call 12/15/24)	20	20,779
6.13%, 02/01/41 (Call 08/01/40)	10	10,667
6.65%, 10/01/36	4	4,552
6.85%, 10/15/37	5	5,801
Phillips 66 Partners LP 3.75%, 03/01/28 (Call 01/01/27)	5	4,801
4.90%, 10/01/46 (Call 04/01/46)	15	14,816
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (Call 12/15/43)	5	4,450
4.90%, 02/15/45 (Call 08/15/44)	5	4,588
5.15%, 06/01/42 (Call 12/01/41)	10	9,273
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	20	19,732
5.00%, 03/15/27 (Call 09/15/26)	10	10,385
5.63%, 03/01/25 (Call 12/01/24)	10	10,805
5.88%, 06/30/26 (Call 12/31/25)	5	5,451
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	10	9,594
4.50%, 03/15/45 (Call 09/15/44)	10	9,761
5.95%, 09/25/43 (Call 03/25/43)	20	22,351
TransCanada PipeLines Ltd. 6.20%, 10/15/37	15	17,218
7.25%, 08/15/38	25	31,675
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	5	5,074
Western Midstream Operating LP 5.30%, 03/01/48 (Call 09/01/47)	5	4,539
5.45%, 04/01/44 (Call 10/01/43)	10	9,257
Williams Companies Inc. (The) 4.90%, 01/15/45 (Call 07/15/44)	5	4,828
5.10%, 09/15/45 (Call 03/15/45)	9	8,920
5.40%, 03/04/44 (Call 09/04/43)	10	10,178
6.30%, 04/15/40	10	11,275

		691,941

Real Estate — 0.3%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	75	77,383

Real Estate Investment Trusts — 3.0%
American Tower Corp. 3.13%, 01/15/27 (Call 10/15/26)	15	14,028
3.38%, 10/15/26 (Call 07/15/26)	10	9,567
3.55%, 07/15/27 (Call 04/15/27)	15	14,392
3.60%, 01/15/28 (Call 10/15/27)	14	13,463
4.00%, 06/01/25 (Call 03/01/25)	15	15,135
4.40%, 02/15/26 (Call 11/15/25)(a)	10	10,229

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	$30	$27,777
3.65%, 02/01/26 (Call 11/03/25)	36	35,506
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	10	9,623
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	20	19,561
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	25	25,622
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	10,168
HCP Inc. 3.40%, 02/01/25 (Call 11/01/24)	15	14,596
3.88%, 08/15/24 (Call 05/15/24)	55	55,141
4.25%, 11/15/23 (Call 08/15/23)	25	25,611
6.75%, 02/01/41 (Call 08/01/40)	5	6,167
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	40	39,264
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	4,955
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	5	4,568
4.45%, 09/01/47 (Call 03/01/47)	10	9,405
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	50	47,418
4.13%, 06/15/22 (Call 03/15/22)	50	50,786
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	20	18,790
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	75	76,927
3.88%, 09/15/28 (Call 06/15/28)	5	5,121
4.25%, 08/15/23 (Call 05/15/23)(a)	80	83,443
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	25	23,776
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	14	12,652
Simon Property Group LP, 4.25%, 11/30/46 (Call 05/30/46)	5	4,977
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	15	14,077
Ventas Realty LP, 5.70%, 09/30/43 (Call 03/30/43)	5	5,529
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	27	24,612
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	5	5,946
Weyerhaeuser Co., 7.38%, 03/15/32	26	33,085

		771,917

Retail — 2.3%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	5	4,871
Best Buy Co. Inc. 4.45%, 10/01/28 (Call 07/01/28)(a)	50	48,295
5.50%, 03/15/21 (Call 12/15/20)	182	189,402
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	15	14,500
Home Depot Inc. (The) 4.20%, 04/01/43 (Call 10/01/42)	5	5,035
4.50%, 12/06/48 (Call 06/06/48)	20	21,146
5.88%, 12/16/36	45	54,644
5.95%, 04/01/41 (Call 10/01/40)	5	6,213
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	50	49,316
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)	5	4,242
4.05%, 05/03/47 (Call 11/03/46)	30	26,788
4.65%, 04/15/42 (Call 10/15/41)	10	9,726
Macy’s Retail Holdings Inc. 3.63%, 06/01/24 (Call 03/01/24)	5	4,698
4.50%, 12/15/34 (Call 06/15/34)	2	1,617

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp. 4.45%, 09/01/48 (Call 03/01/48)	$5	$4,868
4.60%, 05/26/45 (Call 11/26/44)	5	4,939
4.70%, 12/09/35 (Call 06/09/35)	5	5,152
4.88%, 07/15/40	5	5,149
4.88%, 12/09/45 (Call 06/09/45)	10	10,288
6.30%, 10/15/37	5	5,985
6.30%, 03/01/38	5	5,984
Nordstrom Inc. 5.00%, 01/15/44 (Call 07/15/43)	25	21,384
6.95%, 03/15/28	10	11,389
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	10	8,579
4.50%, 11/15/48 (Call 05/15/48)	5	4,826
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	10	9,342
Target Corp. 3.63%, 04/15/46	5	4,503
4.00%, 07/01/42	20	19,406
Walgreen Co., 4.40%, 09/15/42	10	8,915
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	5	4,845
4.65%, 06/01/46 (Call 12/01/45)	10	9,238

		585,285

Semiconductors — 2.3%
Altera Corp., 4.10%, 11/15/23	5	5,240
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)	40	39,539
4.35%, 04/01/47 (Call 10/01/46)	5	5,017
5.10%, 10/01/35 (Call 04/01/35)	10	10,982
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	125	122,301
2.60%, 05/19/26 (Call 02/19/26)	15	14,372
3.10%, 07/29/22	30	30,334
3.15%, 05/11/27 (Call 02/11/27)	105	104,180
3.30%, 10/01/21	100	101,656
3.73%, 12/08/47 (Call 06/08/47)	5	4,770
4.10%, 05/19/46 (Call 11/19/45)	5	5,038
4.10%, 05/11/47 (Call 11/11/46)	5	5,040
4.80%, 10/01/41(a)	15	16,679
4.90%, 07/29/45 (Call 01/29/45)	5	5,630
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	45	45,400
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	55	53,607
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	5	4,491
4.80%, 05/20/45 (Call 11/20/44)	5	4,817
Texas Instruments Inc. 2.90%, 11/03/27 (Call 08/03/27)	14	13,584
4.15%, 05/15/48 (Call 11/15/47)	5	5,117

		597,794

Software — 3.7%
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	25	23,554
4.38%, 06/15/25 (Call 03/15/25)	25	25,371
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	4,829
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	10	9,580
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)(a)	20	19,362
2.38%, 02/12/22 (Call 01/12/22)	40	39,650
2.40%, 02/06/22 (Call 01/06/22)	85	84,342

Security	Par (000)	Value

Software (continued)
2.40%, 08/08/26 (Call 05/08/26)	$95	$90,283
2.65%, 11/03/22 (Call 09/03/22)	55	54,921
2.70%, 02/12/25 (Call 11/12/24)	20	19,704
2.88%, 02/06/24 (Call 12/06/23)	55	55,029
3.13%, 11/03/25 (Call 08/03/25)	15	15,097
3.30%, 02/06/27 (Call 11/06/26)	135	135,861
3.45%, 08/08/36 (Call 02/08/36)	5	4,853
3.50%, 02/12/35 (Call 08/12/34)	5	4,893
3.63%, 12/15/23 (Call 09/15/23)	10	10,372
3.75%, 05/01/43 (Call 11/01/42)	5	4,895
3.75%, 02/12/45 (Call 08/12/44)	10	9,816
4.00%, 02/12/55 (Call 08/12/54)	5	4,962
4.10%, 02/06/37 (Call 08/06/36)	30	31,349
4.20%, 11/03/35 (Call 05/03/35)	5	5,298
4.50%, 10/01/40	5	5,466
4.50%, 02/06/57 (Call 08/06/56)	5	5,432
4.88%, 12/15/43 (Call 06/15/43)	5	5,686
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	55	58,460
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	55	52,271
3.85%, 07/15/36 (Call 01/15/36)	35	33,892
3.90%, 05/15/35 (Call 11/15/34)	5	4,909
4.00%, 11/15/47 (Call 05/15/47)	5	4,789
4.13%, 05/15/45 (Call 11/15/44)	5	4,882
5.38%, 07/15/40	40	45,982
6.13%, 07/08/39(a)	15	18,597
6.50%, 04/15/38	5	6,403
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	35	35,837
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	18,674

		955,301

Telecommunications — 4.5%
America Movil SAB de CV, 6.38%, 03/01/35	20	24,155
AT&T Inc. 4.30%, 12/15/42 (Call 06/15/42)	5	4,381
4.35%, 06/15/45 (Call 12/15/44)	25	21,881
4.50%, 05/15/35 (Call 11/15/34)	4	3,776
4.50%, 03/09/48 (Call 09/09/47)	25	22,325
4.55%, 03/09/49 (Call 09/09/48)	10	8,933
4.75%, 05/15/46 (Call 11/15/45)	50	46,436
4.80%, 06/15/44 (Call 12/15/43)	15	14,074
5.15%, 03/15/42	5	4,917
5.15%, 11/15/46 (Call 05/15/46)	5	4,884
5.25%, 03/01/37 (Call 09/01/36)	50	50,305
5.45%, 03/01/47 (Call 09/01/46)(a)	10	10,181
5.55%, 08/15/41	5	5,144
5.70%, 03/01/57 (Call 09/01/56)	15	15,279
British Telecommunications PLC, 9.63%, 12/15/30	25	34,900
Cisco Systems Inc. 2.95%, 02/28/26	65	63,971
5.50%, 01/15/40	5	6,116
5.90%, 02/15/39	5	6,386
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	13,346
Juniper Networks Inc., 5.95%, 03/15/41	5	4,882
Motorola Solutions Inc. 4.60%, 02/23/28 (Call 11/23/27)	5	4,888
5.50%, 09/01/44	15	13,664
Orange SA 4.13%, 09/14/21	250	258,107
5.38%, 01/13/42(a)	25	27,002
9.00%, 03/01/31	5	7,018

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	$10	$9,692
4.50%, 03/15/43 (Call 09/15/42)	5	4,958
5.00%, 03/15/44 (Call 09/15/43)	5	5,307
7.50%, 08/15/38	5	6,620
Telefonica Emisiones SAU, 7.05%, 06/20/36	30	35,232
Telefonica Europe BV, 8.25%, 09/15/30	20	25,827
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	5	4,671
Verizon Communications Inc. 4.13%, 03/16/27	5	5,114
4.13%, 08/15/46	5	4,623
4.27%, 01/15/36	55	53,802
4.40%, 11/01/34 (Call 05/01/34)(a)	5	5,021
4.52%, 09/15/48	25	24,409
4.67%, 03/15/55	20	19,442
4.86%, 08/21/46	10	10,287
5.01%, 04/15/49	45	47,059
5.01%, 08/21/54	55	56,348
5.25%, 03/16/37	5	5,443
5.50%, 03/16/47	5	5,595
Vodafone Group PLC 2.95%, 02/19/23(a)	60	58,622
4.38%, 05/30/28	50	49,506
4.38%, 02/19/43	25	21,467
5.00%, 05/30/38	5	4,758
5.25%, 05/30/48	5	4,774
6.25%, 11/30/32	5	5,591

		1,151,119

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	5	4,650
5.10%, 05/15/44 (Call 11/15/43)	5	4,424
6.35%, 03/15/40	5	5,189

		14,263

Transportation — 1.9%
Canadian National Railway Co., 6.20%, 06/01/36	10	12,564
CSX Corp. 3.95%, 05/01/50 (Call 11/01/49)	10	9,008
4.25%, 11/01/66 (Call 05/01/66)	5	4,375
4.30%, 03/01/48 (Call 09/01/47)	10	9,681
4.75%, 11/15/48 (Call 05/15/48)	5	5,163
6.15%, 05/01/37	5	5,886
6.22%, 04/30/40	10	11,968
FedEx Corp. 3.88%, 08/01/42	5	4,285
4.10%, 04/15/43	5	4,414
4.10%, 02/01/45	10	8,740
4.55%, 04/01/46 (Call 10/01/45)	10	9,342
4.75%, 11/15/45 (Call 05/15/45)	10	9,615
Kansas City Southern 4.70%, 05/01/48 (Call 11/01/47)	10	10,048
4.95%, 08/15/45 (Call 02/15/45)	5	5,158
Norfolk Southern Corp. 3.95%, 10/01/42 (Call 04/01/42)	5	4,685
4.05%, 08/15/52 (Call 02/15/52)	10	9,264

Security	Par/ Shares (000)	Value

Transportation (continued)
4.80%, 08/15/43 (Call 02/15/43)	$10	$10,285
4.84%, 10/01/41	15	15,711
Ryder System Inc. 2.65%, 03/02/20 (Call 02/20/20)	200	199,022
2.80%, 03/01/22 (Call 02/01/22)	50	49,075
Union Pacific Corp. 3.80%, 10/01/51 (Call 04/01/51)	25	22,097
4.05%, 11/15/45 (Call 05/15/45)	5	4,679
4.05%, 03/01/46 (Call 09/01/45)	5	4,688
4.10%, 09/15/67 (Call 03/15/67)	5	4,327
4.25%, 04/15/43 (Call 10/15/42)	10	9,559
4.50%, 09/10/48 (Call 03/10/48)	10	10,055
United Parcel Service Inc. 3.63%, 10/01/42	30	27,305
6.20%, 01/15/38	5	6,224

		487,223

Total Corporate Bonds & Notes — 98.1% (Cost: $25,247,859)		25,032,132

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	1,693	1,693,219
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)	321	320,537

		2,013,756

Total Short-Term Investments — 7.9% (Cost: $2,013,376)		2,013,756

Total Investments in Securities — 106.0% (Cost: $27,261,235)		27,045,888

Other Assets, Less Liabilities — (6.0)%		(1,521,952)

Net Assets — 100.0%		$25,523,936

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/18	Net Activity	02/28/19	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/28/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	643	1,050	1,693	$1,693,219	$2,663	(b)	$(60)	$383
BlackRock Cash Funds: Treasury, SL Agency Shares	1,287	(966)	321	320,537	3,921		—	—

				$2,013,756	$6,584		$(60)	$383

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$ 25,032,132	$—	$ 25,032,132
Money Market Funds	2,013,756	—	—	2,013,756

	$2,013,756	$ 25,032,132	$—	$ 27,045,888

See notes to financial statements

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51	$100	$104,356
JP Morgan Chase Commercial Mortgage Securities Trust, 2.87%, 08/15/49	100	96,292
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	125	126,995
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	101,304
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	99	98,840

		527,787

Total Collaterized Mortgage Obligations — 0.9% (Cost: $515,982)		527,787

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010 3.75%, 09/19/24	50	48,142
4.75%, 11/21/21	100	102,127

		150,269

Aerospace & Defense — 0.6%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	25	27,054
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	100	98,651
3.20%, 03/15/24 (Call 01/15/24)	35	34,312
3.50%, 03/15/27 (Call 12/15/26)	50	48,350
3.70%, 12/15/23 (Call 09/15/23)	100	100,510
United Technologies Corp. 4.50%, 06/01/42	50	49,412
6.05%, 06/01/36	5	5,774

		364,063

Agriculture — 0.8%
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)	75	72,875
3.50%, 11/24/20	350	349,706
3.75%, 09/25/27 (Call 06/25/27)	20	17,698

		440,279

Auto Manufacturers — 0.1%
Ford Motor Co., 4.75%, 01/15/43	35	26,716
General Motors Co., 5.95%, 04/01/49 (Call 10/01/48)	25	23,800

		50,516

Banks — 4.8%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	25	25,450
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	500	498,770
Bank of America Corp. 3.42%, 12/20/28 (Call 12/20/27)(a)(b)	5	4,825
3.59%, 07/21/28 (Call 07/21/27)(a)(b)	15	14,660
3.95%, 01/23/49 (Call 01/23/48)(a)(b)	50	46,889
4.44%, 01/20/48 (Call 01/20/47)(a)(b)	35	35,550
5.00%, 01/21/44	5	5,455
5.88%, 02/07/42	5	6,078
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(b)	25	23,856
Bank of New York Mellon Corp. (The) 3.30%, 08/23/29 (Call 05/23/29)	50	48,656
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	20	19,944
3.85%, 04/28/28	15	15,509

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The), 4.50%, 12/16/25	$35	$35,923
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	50	50,677
Citigroup Inc. 4.45%, 09/29/27	50	50,245
4.65%, 07/23/48 (Call 06/23/48)	50	52,149
8.13%, 07/15/39	5	7,258
Compass Bank 2.88%, 06/29/22 (Call 05/29/22)	350	341,792
3.50%, 06/11/21 (Call 05/11/21)	25	24,972
Cooperatieve Rabobank UA, 5.25%, 05/24/41	25	28,724
Goldman Sachs Group Inc. (The) 3.69%, 06/05/28 (Call 06/05/27)(a)(b)	20	19,377
3.85%, 01/26/27 (Call 01/26/26)	20	19,631
4.02%, 10/31/38 (Call 10/31/37)(a)(b)	5	4,620
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	50	50,130
4.75%, 10/21/45 (Call 04/21/45)	35	35,393
6.75%, 10/01/37	35	41,657
HSBC Holdings PLC, 6.10%, 01/14/42	50	62,213
JPMorgan Chase & Co. 4.03%, 07/24/48 (Call 07/24/47)(a)(b)	25	23,710
4.26%, 02/22/48 (Call 02/22/47)(a)(b)	50	49,170
KfW 2.13%, 03/07/22	100	98,648
2.38%, 12/29/22	300	297,489
2.88%, 04/03/28	50	50,112
Morgan Stanley 3.59%, 07/22/28 (Call 07/22/27)(a)(b)	50	48,585
3.77%, 01/24/29 (Call 01/24/28)(a)(b)	5	4,924
4.38%, 01/22/47	50	49,650
Northern Trust Corp., 3.95%, 10/30/25	100	103,693
Oesterreichische Kontrollbank AG, 2.38%, 10/01/21	200	198,744
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	20	19,532
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	35	32,857
3.01%, 10/19/26	25	23,987
Toronto-Dominion Bank (The), 3.63%, 09/15/31
(Call 09/15/26)(a)(b)	25	24,201
Westpac Banking Corp., 2.85%, 05/13/26	100	95,197

		2,690,902

Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)(c)	25	24,688
4.70%, 02/01/36 (Call 08/01/35)(c)	50	48,361
4.90%, 02/01/46 (Call 08/01/45)(c)	50	47,979
Anheuser-Busch InBev Finance Inc., 4.00%, 01/17/43	5	4,244
Anheuser-Busch InBev Worldwide Inc., 4.95%, 01/15/42	5	4,890
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	250	246,467
3.50%, 09/18/23 (Call 08/18/23)	350	356,405
4.83%, 07/15/20	250	256,487
Molson Coors Brewing Co. 3.00%, 07/15/26 (Call 04/15/26)	20	18,398
5.00%, 05/01/42	25	23,800
PepsiCo Inc. 2.85%, 02/24/26 (Call 11/24/25)	50	48,666
3.00%, 10/15/27 (Call 07/15/27)	50	48,769

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$25	$22,845
4.00%, 03/05/42	5	4,994

		1,156,993

Biotechnology — 0.2%
Amgen Inc., 4.66%, 06/15/51 (Call 12/15/50)	35	33,506
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	20	19,702
Gilead Sciences Inc., 4.75%, 03/01/46 (Call 09/01/45)	45	45,097

		98,305

Building Materials — 0.8%
CRH America Inc., 5.75%, 01/15/21	250	257,527
Johnson Controls International PLC 3.75%, 12/01/21 (Call 09/01/21)	125	126,193
3.90%, 02/14/26 (Call 11/14/25)	35	34,740
5.13%, 09/14/45 (Call 03/14/45)	15	14,988
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	25	19,444

		452,892

Chemicals — 0.2%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	25	22,519
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	25	24,948
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	25	23,503
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	5	4,878
5.63%, 11/15/43 (Call 05/15/43)	25	25,476
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	9,345

		110,669

Commercial Services — 1.6%
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	250	244,002
3.25%, 01/14/23 (Call 11/14/22)	150	150,878
4.35%, 12/08/21	350	362,838
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	125	123,366

		881,084

Computers — 0.5%
Apple Inc., 4.65%, 02/23/46 (Call 08/23/45)	45	48,415
Dell International LLC/EMC Corp., 6.02%, 06/15/26
(Call 03/15/26)(c)	45	47,759
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	50	52,021
HP Inc., 6.00%, 09/15/41	15	15,291
International Business Machines Corp. 3.45%, 02/19/26	100	100,144
4.00%, 06/20/42	5	4,759
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	15	13,268

		281,657

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.00%, 08/15/45	5	5,114
Procter &Gamble Co. (The) 2.45%, 11/03/26	20	19,062
5.55%, 03/05/37	45	56,037

		80,213

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	5	5,154

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	30	29,332
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	74,392

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	$15	$13,691
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	25	25,509
Visa Inc., 3.65%, 09/15/47 (Call 03/15/47)	25	23,727

		166,651

Electric — 2.0%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	174,820
Berkshire Hathaway Energy Co., 3.80%, 07/15/48 (Call 01/15/48)	25	22,805
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	50	48,866
Commonwealth Edison Co., 3.65%, 06/15/46 (Call 12/15/45)	10	9,232
Consolidated Edison Co. of New York Inc., 4.50%, 05/15/58 (Call 11/15/57)	35	34,359
Dominion Energy Inc., Series C, 4.90%, 08/01/41 (Call 02/01/41)	25	25,573
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	50	44,699
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	50	48,239
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	20	19,425
4.95%, 06/15/35 (Call 12/15/34)	25	25,599
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	26,504
Florida Power & Light Co. 3.13%, 12/01/25 (Call 06/01/25)	100	99,840
5.95%, 02/01/38	35	43,491
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	20	19,423
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	14,670
Public Service Co. of Colorado 3.60%, 09/15/42 (Call 03/15/42)	25	23,271
3.70%, 06/15/28 (Call 12/15/27)	50	50,838
Sempra Energy, 3.80%, 02/01/38 (Call 08/01/37)	50	43,955
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	35	31,650
4.65%, 10/01/43 (Call 04/01/43)	5	4,921
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	50	48,030
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	35	31,560
UIL Holdings Corp., 4.63%, 10/01/20	250	254,505

		1,146,275

Electronics — 0.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	40	37,789
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	25	25,648
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	35	35,358
4.90%, 06/15/28 (Call 03/15/28)	15	14,885
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	50	47,020

		160,700

Food — 0.7%
Campbell Soup Co., 3.95%, 03/15/25 (Call 01/15/25)	80	78,423
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	75	75,738
Kellogg Co. 2.65%, 12/01/23	110	106,909
3.25%, 04/01/26	19	18,118
3.40%, 11/15/27 (Call 08/15/27)	15	14,104
4.30%, 05/15/28 (Call 02/15/28)	50	50,362
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	40	33,148
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	15	14,344

		391,146

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	23	23,930

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	$25	$22,180
6.00%, 11/15/41 (Call 05/15/41)	5	5,349

		51,459

Gas — 0.0%
NiSource Inc., 4.80%, 02/15/44 (Call 08/15/43)	25	24,946

Health Care – Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	25	27,340
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	35	33,980
4.69%, 12/15/44 (Call 06/15/44)	10	9,776
Medtronic Inc., 4.63%, 03/15/45	5	5,473

		76,569

Health Care – Services — 0.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	12,435
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	5	4,769
4.65%, 01/15/43	25	25,013
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	35	29,617
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	20	20,669
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	33,709
UnitedHealth Group Inc. 4.25%, 03/15/43 (Call 09/15/42)	5	5,067
4.75%, 07/15/45	40	43,469

		174,748

Household Products & Wares — 0.1%
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	35	33,693

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	20	17,712

Insurance — 0.6%
American International Group Inc. 4.50%, 07/16/44 (Call 01/16/44)	25	22,924
8.18%, 05/15/68 (Call 05/15/38)(a)(b)	5	5,796
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	100	100,530
AXA SA, 8.60%, 12/15/30	20	26,074
Berkshire Hathaway Inc., 4.50%, 02/11/43	35	37,047
Bright house Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,893
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	20	19,078
MetLife Inc., 4.05%, 03/01/45	20	19,011
Prudential Financial Inc., 4.60%, 05/15/44	35	35,798
Sompo International Holdings Ltd., 7.00%, 07/15/34	25	29,553
Travelers Companies Inc. (The) 4.00%, 05/30/47 (Call 11/30/46)	5	4,886
4.60%, 08/01/43	35	37,260

		349,850

Lodging — 0.4%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	200	203,072

Machinery — 0.2%
Caterpillar Inc., 5.20%, 05/27/41	25	28,258
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	5	4,614
4.50%, 08/15/23	85	86,674

		119,546

Security	Par (000)	Value

Manufacturing — 1.7%
3M Co. 2.00%, 06/26/22	$250	$243,900
2.25%, 03/15/23 (Call 02/15/23)	450	439,970
3.00%, 08/07/25	175	174,860
General Electric Co. 5.88%, 01/14/38	35	36,751
6.88%, 01/10/39	5	5,784
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	45	45,075

		946,340

Media — 0.5%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	10	9,538
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (Call 04/23/45)	25	26,880
Comcast Corp. 4.60%, 08/15/45 (Call 02/15/45)	30	30,505
4.95%, 10/15/58 (Call 04/15/58)	25	26,416
6.45%, 03/15/37	30	36,820
Discovery Communications LLC 5.00%, 09/20/37 (Call 03/20/37)	5	4,723
5.20%, 09/20/47 (Call 03/20/47)	25	23,544
Time Warner Cable LLC, 7.30%, 07/01/38	35	39,502
Viacom Inc., 4.38%, 03/15/43	25	21,513
Warner Media LLC, 4.65%, 06/01/44 (Call 12/01/43)	35	32,197

		251,638

Mining — 0.0%
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	25	24,889

Oil & Gas — 0.8%
Anadarko Petroleum Corp., 6.20%, 03/15/40	15	16,484
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	22,724
Cenovus Energy Inc. 5.25%, 06/15/37 (Call 12/15/36)	25	23,372
6.75%, 11/15/39	5	5,269
ConocoPhillips, 6.50%, 02/01/39	25	32,684
ConocoPhillips Canada Funding Co. I, 7.40%, 12/01/31	5	6,659
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	55	60,230
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	25,480
Ecopetrol SA 5.88%, 05/28/45	15	15,135
7.38%, 09/18/43	20	23,522
Encana Corp., 6.63%, 08/15/37	25	28,299
Equinor ASA 4.80%, 11/08/43	5	5,531
5.10%, 08/17/40	35	39,783
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	72,539
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	23,866
Petroleos Mexicanos, 6.35%, 02/12/48	75	62,066
Suncor Energy Inc., 6.50%, 06/15/38	5	6,091

		469,734

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	75	71,165
Halliburton Co., 7.45%, 09/15/39	25	32,786

		103,951

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 0.8%
AbbVie Inc. 4.50%, 05/14/35 (Call 11/14/34)	$25	$23,385
4.70%, 05/14/45 (Call 11/14/44)	25	22,909
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	75	71,050
6.45%, 09/15/37	5	6,076
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	10	9,564
3.41%, 06/15/27 (Call 03/15/27)	75	70,097
3.75%, 09/15/25 (Call 06/15/25)	25	24,637
4.37%, 06/15/47 (Call 12/15/46)	10	8,631
4.50%, 11/15/44 (Call 05/15/44)	15	12,934
CVS Health Corp. 4.30%, 03/25/28 (Call 12/25/27)	30	30,011
4.78%, 03/25/38 (Call 09/25/37)	25	24,294
5.05%, 03/25/48 (Call 09/25/47)	35	34,688
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	5	4,867
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	15	13,980
4.50%, 11/13/25 (Call 08/13/25)	100	104,065

		461,188

Pipelines — 0.5%
Enterprise Products Operating LLC 4.90%, 05/15/46 (Call 11/15/45)	10	10,289
5.10%, 02/15/45 (Call 08/15/44)	5	5,239
Kinder Morgan Energy Partners LP 6.38%, 03/01/41	5	5,613
6.50%, 09/01/39	5	5,661
6.95%, 01/15/38	25	29,905
Kinder Morgan Inc./DE, 5.55%, 06/01/45 (Call 12/01/44)	25	26,237
MPLX LP, 4.70%, 04/15/48 (Call 10/15/47)	25	22,978
ONEOK Inc., 6.00%, 06/15/35	25	26,443
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	25	26,667
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	25	24,694
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	24,402
TransCanada PipeLines Ltd. 4.88%, 05/15/48 (Call 11/15/47)	25	25,175
7.25%, 08/15/38	5	6,335
Williams Companies Inc. (The), 6.30%, 04/15/40	25	28,188

		267,826

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	40	42,261

Real Estate Investment Trusts — 0.4%
American Tower Corp. 4.00%, 06/01/25 (Call 03/01/25)	50	50,451
4.40%, 02/15/26 (Call 11/15/25)	20	20,457
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	25	23,148
3.65%, 02/01/26 (Call 11/03/25)	20	19,725
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	15	14,434
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)	25	24,857
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	76,928

		230,000

Retail — 0.8%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	350	364,234
Home Depot Inc. (The), 3.50%, 09/15/56 (Call 03/15/56)	50	44,125
McDonald’s Corp., 6.30%, 03/01/38	25	29,921

Security	Par (000)	Value

Retail (continued)
Target Corp., 3.63%, 04/15/46	$25	$22,517

		460,797

Semiconductors — 0.3%
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)	20	19,769
4.35%, 04/01/47 (Call 10/01/46)	15	15,050
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	75	71,859
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	70	68,228

		174,906

Software — 2.1%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	50	50,742
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	100	96,808
2.13%, 11/15/22	100	98,197
2.38%, 05/01/23 (Call 02/01/23)	100	98,730
2.40%, 08/08/26 (Call 05/08/26)	50	47,517
2.65%, 11/03/22 (Call 09/03/22)	100	99,856
2.70%, 02/12/25 (Call 11/12/24)	130	128,075
2.88%, 02/06/24 (Call 12/06/23)	160	160,083
3.13%, 11/03/25 (Call 08/03/25)	100	100,650
3.30%, 02/06/27 (Call 11/06/26)	70	70,447
3.63%, 12/15/23 (Call 09/15/23)	100	103,724
Oracle Corp. 3.80%, 11/15/37 (Call 05/15/37)	25	23,986
4.00%, 07/15/46 (Call 01/15/46)	40	38,293
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	40	40,957
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	18,674

		1,176,739

Telecommunications — 1.6%
AT&T Inc 4.50%, 03/09/48 (Call 09/09/47)	50	44,651
4.75%, 05/15/46 (Call 11/15/45)	50	46,435
5.25%, 03/01/37 (Call 09/01/36)	50	50,304
5.55%, 08/15/41	5	5,145
6.38%, 03/01/41	5	5,649
Cisco Systems Inc., 5.50%, 01/15/40	25	30,578
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	25	24,439
Orange SA 4.13%, 09/14/21	400	412,972
9.00%, 03/01/31	25	35,092
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	25	26,536
Telefonica Emisiones SAU, 7.05%, 06/20/36	25	29,360
Verizon Communications Inc. 4.52%, 09/15/48	25	24,409
5.01%, 08/21/54	50	51,225
5.25%, 03/16/37	50	54,434
Vodafone Group PLC 4.13%, 05/30/25	25	25,077
4.38%, 05/30/28	25	24,753
5.25%, 05/30/48	25	23,870

		914,929

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	23,252

Transportation — 0.3%
CSX Corp., 4.65%, 03/01/68 (Call 09/01/67)	35	32,490
Kansas CitySouthern, 4.70%, 05/01/48 (Call 11/01/47)	25	25,121
Norfolk Southern Corp., 4.05%, 08/15/52 (Call 02/15/52)	35	32,422
Union Pacific Corp., 4.50%, 09/10/48 (Call 03/10/48)	40	40,221

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)(d)	$25	$23,046

		153,300

Total Corporate Bonds & Notes — 27.3% (Cost: $15,105,469)		15,381,113

Foreign Government Obligations(e)

Canada — 0.6%
Hydro-Quebec, Series HH, 8.50%, 12/01/29	250	360,212

Colombia — 0.1%
Colombia Government International Bond, 10.38%, 01/28/33	50	75,717

Mexico — 0.3%
Mexico Government International Bond 4.75%, 03/08/44	50	47,391
5.75%, 10/12/10	10	9,868
6.05%, 01/11/40	100	110,669
8.30%, 08/15/31	5	6,622

		174,550

Panama — 0.1%
Panama Government International Bond, 6.70%, 01/26/36	25	31,747

Peru — 0.1%
Peruvian Government International Bond, 5.63%, 11/18/50	25	30,668

Supranational — 1.9%
Inter-American Development Bank 2.38%, 07/07/27	65	62,822
3.20%, 08/07/42	5	4,870
International Bank for Reconstruction & Development 1.75%, 04/19/23	250	241,580
2.00%, 10/30/20 (Call 04/30/19)	350	345,086
2.13%, 02/13/23	45	44,185
2.50%, 11/25/24	30	29,722
2.50%, 07/29/25	260	256,714
2.50%, 11/22/27	115	112,216

		1,097,195

Uruguay —0.1%
Uruguay Government International Bond, 5.10%, 06/18/50	40	41,111

Total Foreign Government Obligations — 3.2% (Cost: $1,765,333)		1,811,200

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 7.55%, 04/01/39	35	51,029

Illinois — 0.2%
State of Illinois GO, 5.10%, 06/01/33(d)	95	89,990

Total Municipal Debt Obligations — 0.3% (Cost: $140,953)		141,019

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.9%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/32	273	267,881
2.50%, 03/01/34(f)	75	73,589
2.50%, 03/01/49(f)	20	18,993

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/34(f)	$500	$499,457
3.00%, 09/01/46	914	898,216
3.50%, 05/01/33	61	62,161
3.50%, 03/01/34(f)	200	203,305
3.50%, 10/01/42	30	30,258
3.50%, 09/01/47	76	76,121
3.50%, 02/01/48	25	24,910
3.50%, 03/01/49(f)	193	193,213
4.00%, 09/01/45	25	25,840
4.00%, 02/01/48	24	25,019
4.00%, 12/01/48	50	50,491
4.00%, 01/01/49	50	50,851
4.00%, 03/01/49(f)	323	329,439
4.50%, 03/01/49(f)	385	398,856
Federal National Mortgage Association 2.50%, 06/01/32	402	394,054
2.50%, 03/01/49(f)	40	37,961
3.00%, 08/01/32	355	354,058
3.00%, 11/01/46	1,213	1,186,013
3.50%, 11/01/33	134	136,417
3.50%, 09/01/46	1,092	1,098,436
3.50%, 02/01/48	1,708	1,709,650
4.00%, 07/01/33	60	62,214
4.00%, 03/01/34(f)	125	128,219
4.00%, 01/01/46	757	779,849
4.00%, 08/01/47	1,247	1,279,389
4.00%, 12/01/48	27	27,530
4.50%, 10/01/48	476	498,265
4.50%, 03/01/49(f)	100	103,488
5.00%, 06/01/48	458	490,051
5.50%, 03/01/49(f)	50	53,003
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(b)	225	226,576
Series K048, Class A2, 3.28%, 06/25/25(b)	225	228,287
Series K062, Class A2, 3.41%, 12/25/26	100	101,790
Government National Mortgage Association 2.50%, 03/01/49(f)	30	28,759
3.00%, 08/20/46	978	967,265
3.00%, 03/20/47	34	33,618
3.00%, 03/01/49(f)	66	65,165
3.50%, 10/20/46	196	198,021
3.50%, 11/20/46	36	36,127
3.50%, 01/20/47	35	35,247
3.50%, 06/20/47	37	37,340
3.50%, 08/20/47	278	281,034
3.50%, 03/01/49(f)	941	949,436
4.00%, 04/20/48	24	24,994
4.00%, 03/01/49(f)	830	851,933
4.50%, 06/20/48	210	217,897
4.50%, 10/20/48	28	28,771
4.50%, 12/20/48	36	37,155
4.50%, 01/20/49	25	25,846
4.50%, 02/20/49	38	39,350
4.50%, 03/01/49(f)	133	137,634
5.00%, 04/20/48	48	50,327
5.00%, 05/20/48	25	26,218
5.00%, 11/20/48	27	28,065
5.00%, 03/01/49(f)	77	80,213

		16,304,265

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations — 38.3%
U.S. Treasury Note/Bond
1.13%, 09/30/21	$2,500	$2,415,645
1.38%, 05/31/20	2,500	2,463,790
1.38%, 08/31/20	1,700	1,670,840
1.38%, 09/30/23	2,050	1,949,163
1.50%, 05/15/20	200	197,526
1.63%, 02/15/26	1,500	1,405,569
1.75%, 05/15/23	1,000	969,518
1.88%, 05/31/22	300	294,215
1.88%, 09/30/22	500	489,363
2.00%, 02/15/25	400	387,162
2.13%, 12/31/22	650	640,941
2.25%, 01/31/24	500	493,617
2.25%, 02/15/27	400	388,477
2.25%, 08/15/27	150	145,199
2.25%, 11/15/27	230	222,241
2.50%, 02/15/45	1,100	984,332
2.50%, 05/15/46	900	802,136
2.63%, 05/15/21	1,800	1,804,167
2.75%, 09/15/21	500	503,107
2.75%, 02/15/28	1,025	1,029,521
2.88%, 05/15/43	450	434,397
3.00%, 02/15/49	100	98,355
3.38%, 05/15/44	550	578,119
4.38%, 02/15/38	1,000	1,217,462

		21,584,862

Total U.S. Government & Agency Obligations — 67.2% (Cost: $37,148,303)		37,889,127

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)	4,596	$4,597,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)(i)	218	218,050

		4,815,573

Total Short-Term Investments — 8.5% (Cost: $4,814,605)		4,815,573

Total Investments in Securities — 107.4% (Cost: $59,490,645)		60,565,819

Other Assets, Less Liabilities — (7.4)%		(4,195,166)

Net Assets — 100.0%		$56,370,653

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Investments are denominated in U.S. dollars.
(f)	TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-dayyield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/18/18 (000)	(a)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		4,596	4,596	$4,597,523	$59,467		$(1,180)	$968
BlackRock Cash Funds: Treasury, SL Agency Shares	—		218	218	218,050	930	(c)	—	—

					$4,815,573	$60,397		$(1,180)	$968

(a)	The Fund commenced operations on October 18, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® ESG U.S. Aggregate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$527,787	$—	$527,787
Corporate Bonds & Notes	—	15,381,113	—	15,381,113
Foreign Government Obligations	—	1,811,200	—	1,811,200
Municipal Debt Obligations	—	141,019	—	141,019
U.S. Government & Agency Obligations	—	37,889,127	—	37,889,127
Money Market Funds	4,815,573	—	—	4,815,573

	$4,815,573	$55,750,246	$—	$60,565,819

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF	iShares ESG U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$68,695,878	$25,032,132	$55,750,246
Affiliated(c)	6,042,908	2,013,756	4,815,573
Receivables:
Investments sold	—	—	177,212
Securities lending income — Affiliated	642	362	—
Capital shares sold	161,098	15,617	—
Dividends	1,982	355	9,429
Interest	625,610	268,267	314,991

Total assets	75,528,118	27,330,489	61,067,451

LIABILITIES
Collateral on securities loaned, at value	4,545,885	1,692,957	118,050
Payables:
Investments purchased	161,098	110,492	4,574,744
Capital shares redeemed	361,646	—	—
Investeament advisory fees	6,113	3,104	4,004

Total liabilities	5,074,742	1,806,553	4,696,798

NET ASSETS	$70,453,376	$25,523,936	$56,370,653

NET ASSETS CONSIST OF:
Paid-in capital	$70,262,010	$25,752,139	$55,094,048
Accumulated earnings (loss)	191,366	(228,203)	1,276,605

NET ASSETS	$70,453,376	$25,523,936	$56,370,653

Shares outstanding	2,850,000	1,050,000	1,100,000

Net asset value	$24.72	$24.31	$51.25

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$4,418,973	$1,640,282	$113,036
(b) Investments, at cost — Unaffiliated	$68,526,840	$25,247,859	$54,676,040
(c) Investments, at cost — Affiliated	$6,042,334	$2,013,376	$4,814,605

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations Year Ended February 28, 2019

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF	iShares ESG U.S. Aggregate Bond ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$13,029	$3,921	$60,285
Interest — Unaffiliated	1,223,547	614,041	603,780
Securities lending income — Affiliated — net	5,114	2,663	112
Other income — Unaffiliated	—	40	25

Total investment income	1,241,690	620,665	664,202

EXPENSES
Investment advisory fees	48,884	30,486	20,136

Total expenses	48,884	30,486	20,136

Less:
Investment advisory fees waived	—	—	(2,171)

Total expenses after fees waived	48,884	30,486	17,965

Net investment income	1,192,806	590,179	646,237

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(122,547)	(70,120)	74,695
Investments — Affiliated	(50)	(60)	(1,180)
In-kind redemptions — Unaffiliated	19,314	—	—

Net realized gain (loss)	(103,283)	(70,180)	73,515

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	523,636	10,858	1,074,206
Investments — Affiliated	629	383	968

Net change in unrealized appreciation (depreciation)	524,265	11,241	1,075,174

Net realized and unrealized gain (loss)	420,982	(58,939)	1,148,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,613,788	$531,240	$1,794,926

(a)	For the period from October 18, 2018 (commencement of operations) to February 28, 2019.

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares ESG 1-5 Year USD Corporate Bond ETF		iShares ESG USD Corporate Bond ETF
	Year Ended	Period From 07/11/17 (a)	Year Ended	Period From 07/11/17 (a)
	02/28/19	to 02/28/18	02/28/19	to 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,192,806	$185,791	$590,179	$185,649
Net realized loss	(103,283)	(5,418)	(70,180)	(1,337)
Net change in unrealized appreciation (depreciation)	524,265	(354,651)	11,241	(226,588)

Net increase (decrease) in net assets resulting from operations	1,613,788	(174,278)	531,240	(42,276)

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(1,088,039)	(140,791)	(557,704)	(159,463)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	45,324,306	24,918,390	13,271,442	12,480,697

NET ASSETS(c)
Total increase in net assets	45,850,055	24,603,321	13,244,978	12,278,958
Beginning of period	24,603,321	—	12,278,958	—

End of period	$70,453,376	$24,603,321	$25,523,936	$12,278,958

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets (continued)

	iShares ESG U.S. Aggregate Bond ETF
	Period From 10/18/18	(a)
	to 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$646,237
Net realized gain	73,515
Net change in unrealized appreciation (depreciation)	1,075,174

Net increase in net assets resulting from operations	1,794,926

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(518,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,094,048

NET ASSETS
Total increase in net assets	56,370,653
Beginning of period	—

End of period	$56,370,653

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG 1-5 Year USD Corporate Bond ETF
		Period From
	Year Ended	07/11/17	(a)
	02/28/19	to 02/28/18

Net asset value, beginning of period	$24.60	$25.00

Net investment income(b)	0.72	0.35
Net realized and unrealized gain (loss)(c)	0.06	(0.47)

Net increase (decrease) from investment operations	0.78	(0.12)

Distributions(d)
From net investment income	(0.66)	(0.28)

Total distributions	(0.66)	(0.28)

Net asset value, end of period	$24.72	$24.60

Total Return
Based on net asset value	3.23%	(0.47	)%(e)

Ratios to Average Net Assets
Total expenses	0.12%	0.12	%(f)

Net investment income	2.93%	2.20	%(f)

Supplemental Data
Net assets, end of period (000)	$70,453	$24,603

Portfolio turnover rate(g)	29%	30	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares ESG USD Corporate Bond ETF
		Period From
	Year Ended	07/11/17	(a)
	02/28/19	to 02/28/18

Net asset value, beginning of period	$24.56	$24.98

Net investment income(b)	0.84	0.46
Net realized and unrealized loss(c)	(0.28)	(0.48)

Net increase (decrease) from investment operations	0.56	(0.02)

Distributions(d)
From net investment income	(0.81)	(0.40)

Total distributions	(0.81)	(0.40)

Net asset value, end of period	$24.31	$24.56

Total Return
Based on net asset value	2.35%	(0.11	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	3.48%	2.90	%(f)

Supplemental Data
Net assets, end of period (000)	$25,524	$12,279

Portfolio turnover rate(g)	20%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares ESG U.S. Aggregate Bond ETF
	Period From
	10/18/18	(a)
	to 02/28/19

Net asset value, beginning of period	$50.00

Net investment income(b)	0.60
Net realized and unrealized gain(c)	1.12

Net increase from investment operations	1.72

Distributions(d)
From net investment income	(0.47)

Total distributions	(0.47)

Net asset value, end of period	$51.25

Total Return
Based on net asset value	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)

Total expenses after fees waived	0.09	%(f)

Net investment income	3.21	%(f)

Supplemental Data
Net assets, end of period (000)	$56,371

Portfolio turnover rate(g)	99	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG 1-5 Year USD Corporate Bond	Non-diversified
ESG USD Corporate Bond	Non-diversified
ESG U.S. Aggregate Bond(a)	Diversified

(a)	The Fund commenced operations on October 18, 2018.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

ESG 1-5 Year USD Corporate Bond
Citigroup Global Markets Inc.	$420,861	$420,861		$—	$—
JPMorgan Securities LLC	3,140,457	3,140,457		—	—
Merrill Lynch, Pierce, Fenner & Smith	502,912	502,912		—	—
Scotia Capital (USA) Inc.	354,743	354,743		—	—

	$4,418,973	$4,418,973		$—	$—

ESG USD Corporate Bond
Barclays Bank PLC	$34,458	$34,458		$—	$—
Citigroup Global Markets Inc.	104,815	104,815		—	—
Credit Suisse Securities (USA) LLC	44,474	44,474		—	—
Jefferies LLC	41,443	41,443		—	—
JPMorgan Securities LLC	1,353,898	1,353,898		—	—
Merrill Lynch, Pierce, Fenner & Smith	18,597	18,597		—	—
Scotia Capital (USA) Inc.	42,597	42,597		—	—

	$1,640,282	$1,640,282		$—	$—

ESG U.S. Aggregate Bond
Citigroup Global Markets Inc.	$89,990	$89,990		$—	$—
RBC Capital Markets LLC	23,046	23,046		—	—

	$113,036	$113,036		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18
ESG U.S. Aggregate Bond	0.10

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG U.S. Aggregate Bond ETF , BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG 1-5 Year USD Corporate Bond	$1,704
ESG USD Corporate Bond	868
ESG U.S. Aggregate Bond	40

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that investin securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$—	$—	$13,235,469	$11,893,344
ESG USD Corporate Bond	—	—	4,594,128	3,293,866
ESG U.S. Aggregate Bond	89,025,779	53,632,127	16,113,245	124,610

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG 1-5 Year USD Corporate Bond	$48,783,616	$5,775,471
ESG USD Corporate Bond	11,752,276	—
ESG U.S. Aggregate Bond	3,134,059	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to the realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG 1-5 Year USD Corporate Bond	$19,314	$(19,314)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Period Ended 02/28/18
ESG 1-5 Year USD Corporate Bond Ordinary income	$1,088,039	$140,791

ESG USD Corporate Bond Ordinary income	$557,704	$159,463

iShares ETF	Period Ended 02/28/19
ESG U.S. Aggregate Bond Ordinary income	$518,321

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
ESG 1-5 Year USD Corporate Bond	$149,437	$(126,563)	$168,492		$191,366
ESG USD Corporate Bond	58,464	(71,061)	(215,606)		(228,203)
ESG U.S. Aggregate Bond	201,998	—	1,074,607		1,276,605

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG 1-5 Year USD Corporate Bond	$74,571,822	$271,581	$(104,617)	$166,964
ESG USD Corporate Bond	27,261,764	135,771	(351,647)	(215,876)
ESG U.S. Aggregate Bond	59,491,212	1,096,381	(21,774)	1,074,607

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Period Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
ESG 1-5 Year USD Corporate Bond
Shares sold	2,100,000	$51,503,980	1,000,000	$24,918,390
Shares redeemed	(250,000)	(6,179,674)	—	—

Net increase	1,850,000	$45,324,306	1,000,000	$24,918,390

ESG USD Corporate Bond
Shares sold	550,000	$13,271,442	500,000	$12,480,697

	Period Ended 02/28/19
iShares ETF	Shares	Amount
ESG U.S. Aggregate Bond
Shres sold	1,100,000	$55,094,048

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11. REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
ESG 1-5 Year USD Corporate Bond	$140,791
ESG USD Corporate Bond	159,463

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
ESG 1-5 Year USD Corporate Bond	$45,000
ESG USD Corporate Bond	26,186

12.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG 1-5 Year USD Corporate Bond ETF,

iShares ESG USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG 1-5 Year USD Corporate Bond ETF, iShares ESG USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares ESG 1-5 Year USD Corporate Bond ETF and iShares ESG USD Corporate Bond ETF: statements of operations for the year ended February 28, 2019 and statements of changes in net assets for the year ended February 28, 2019 and for the period July 11, 2017 (commencement of operations) through February 28, 2018

iShares ESG U.S. Aggregate Bond ETF: statements of operations and of changes in net assets for the period October 18, 2018 (commencement of operations) through February 28, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

ESG 1-5 Year USD Corporate Bond	$873,875
ESG USD Corporate Bond	464,797
ESG U.S. Aggregate Bond	520,045

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest

ESG 1-5 Year USD Corporate Bond	$6,406
ESG USD Corporate Bond	1,905
ESG U.S. Aggregate Bond	221,097

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	53

Board Review and Approval of Investment Advisory Contract

I. iShares ESG U.S. Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund — The Board reviewed statistical information prepared by Broad ridge Financial Solutions Inc. (“Broad ridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broad ridge as comprising the Fund’s applicable peer group pursuant to Broad ridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broad ridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broad ridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

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Board Review and Approval of Investment Advisory Contract  (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions For the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG 1-5 Year USD Corporate Bond(a)	$0.648654	$—	$0.010687	$0.659341	98%	—%	2%	100%
ESG USD Corporate Bond(a)	0.795025	—	0.011086	0.806111	99	—	1	100
ESG U.S. Aggregate Bond(a)	0.448396	—	0.022805	0.471201	95	—	5	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares ESG 1-5 Year USD Corporate Bond ETF

Period Covered: July 13, 2017 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.27%
Greater than 0.0% and Less than 0.5%	365	98.65
At NAV	4	1.08

	370	100.00%

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Supplemental Information  (unaudited) (continued)

iShares ESG USD Corporate Bond ETF

Period Covered: July 13, 2017 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	54	14.59%
Greater than 0.0% and Less than 0.5%	307	82.98
At NAV	6	1.62
Less than 0.0% and Greater than –0.5%	3	0.81

	370	100.00%

iShares ESG U.S. Aggregate Bond ETF

Period Covered: October 23, 2018 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	46	97.87%
Less than 0.0% and Greater than –0.5%	1	2.13

	47	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	57

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	59

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	61

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Intermediate-Term Corporate Bond ETF | IGIB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 28, 2019 (the “reporting period”). The Bloomberg Barclays U.S. Corporate Bond Index returned 2.63% for the reporting period, trailing the 3.17% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period, economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018, economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (the “Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period.

In that environment, investment-grade corporate bonds posted positive total returns, but generally underperformed other taxable bond sectors. With the Fed raising interest rates and investors concerned about the pace of future economic growth, investors divested riskier assets such as stocks and corporate bonds in a flight to quality. That caused the spread, or difference in yield, between corporate and Treasury bonds to widen in late 2018. When yield spreads widen, corporate bonds underperform. Indeed, calendar year 2018 posted the poorest performance for corporate bonds since 2008. Nevertheless, corporate bonds rebounded beginning in 2019 when it became clear that the Fed was going to pause its interest rate increases and economic conditions were not as bad as feared.

Despite the volatility, credit fundamentals and supply were generally supportive of corporate bond performance. In the U.S., investment-grade corporate bond supply declined year over year in calendar year 2018, as rising interest rates, concerns about the economy, and new tax laws all reduced the incentive to issue new debt. While record corporate bond issuance in recent years drove the corporate sector’s overall debt level to its highest in more than 30 years, corporate cash coffers have also grown to record highs, partially offsetting the increase in borrowing. Strong earnings growth and the comparative lack of new supply meant the ratio of debt to earnings improved for the reporting period.

Looking at performance by maturity, bonds with maturities ranging from 5 to 7 years generally performed best among investment-grade corporate bonds. Interest rates declined the most for intermediate-term bonds, as investors shifted away from the shortest-term maturities toward intermediate-term maturities after the Fed indicated a pause in the rate-raising campaign. By credit rating, BBB bonds, the lowest-rated portion of the investment-grade market, were among the poorest performers.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF

Investment Objective

The iShares Intermediate-Term Corporate Bond ETF (the “Fund”) (formerly the iShares Intermediate Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofAML 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.01%	2.42%	4.81%	4.01%	12.70%	59.99%
Fund Market	4.15	2.41	4.54	4.15	12.66	55.88
Index(a)	4.04	2.61	5.12	4.04	13.76	64.81
Bloomberg Barclays U.S. Intermediate Credit Bond Index	3.49	2.50	5.07	3.49	13.16	63.94
ICE BofAML 5-10 Year US Corporate Index	3.65	3.57	7.26	3.65	19.17	101.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 5-10 Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Intermediate Credit Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,028.60	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Intermediate-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.2%
Aa	5.7
A	34.9
Baa	52.8
Ba	3.2
Not Rated	2.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	1.3%
5-10 Years	93.8
10-15 Years	3.8
More than 20 Years	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The) 4.20%, 04/15/24	$7,530	$7,594,156
4.65%, 10/01/28 (Call 07/01/28)	325	328,422
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	4,272	4,123,494
3.65%, 11/01/24 (Call 08/01/24)(a)	835	826,291
WPP Finance 2010, 3.75%, 09/19/24(a)	3,480	3,351,092

		16,223,455

Aerospace & Defense — 1.7%
BAE Systems Holdings Inc., 3.85%, 12/15/25
(Call 09/15/25)(a)(b)	4,900	4,885,803
Boeing Co. (The) 2.25%, 06/15/26 (Call 03/15/26)	1,199	1,117,623
2.60%, 10/30/25 (Call 07/30/25)	795	767,827
2.80%, 03/01/27 (Call 12/01/26)	640	616,110
2.85%, 10/30/24 (Call 07/30/24)	860	848,757
3.20%, 03/01/29 (Call 12/01/28)(a)	1,990	1,952,902
3.25%, 03/01/28 (Call 12/01/27)(a)	1,505	1,493,083
3.45%, 11/01/28 (Call 08/01/28)	2,430	2,462,400
Embraer Netherlands Finance BV 5.05%, 06/15/25(a)	3,525	3,732,094
5.40%, 02/01/27	2,820	3,043,485
General Dynamics Corp. 2.13%, 08/15/26 (Call 05/15/26)(a)	2,055	1,900,526
2.38%, 11/15/24 (Call 09/15/24)	1,075	1,031,885
2.63%, 11/15/27 (Call 08/15/27)	1,275	1,203,088
3.50%, 05/15/25 (Call 03/15/25)(a)	6,510	6,627,374
3.75%, 05/15/28 (Call 02/15/28)(a)	1,870	1,917,670
Harris Corp., 4.40%, 06/15/28 (Call 03/15/28)	3,850	3,963,085
L3 Technologies Inc. 3.85%, 12/15/26 (Call 09/15/26)	1,106	1,101,706
3.95%, 05/28/24 (Call 02/28/24)(a)	534	538,536
4.40%, 06/15/28 (Call 03/15/28)	4,735	4,863,958
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)(a)	1,855	1,817,948
3.55%, 01/15/26 (Call 10/15/25)	5,476	5,568,933
Northrop Grumman Corp. 2.93%, 01/15/25 (Call 11/15/24)	3,325	3,223,566
3.20%, 02/01/27 (Call 11/01/26)	3,463	3,340,177
3.25%, 01/15/28 (Call 10/15/27)(a)	7,620	7,287,371
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)(a)	1,042	1,042,631
Rockwell Collins Inc. 3.20%, 03/15/24 (Call 01/15/24)	425	416,689
3.50%, 03/15/27 (Call 12/15/26)	5,240	5,067,978
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	2,200	2,138,289
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	1,120	1,075,762
4.60%, 06/15/28 (Call 03/15/28)(a)	2,540	2,526,746
United Technologies Corp. 2.65%, 11/01/26 (Call 08/01/26)	3,220	2,988,572
2.80%, 05/04/24 (Call 03/04/24)	1,890	1,833,338
3.13%, 05/04/27 (Call 02/04/27)	6,980	6,636,285
3.95%, 08/16/25 (Call 06/16/25)	4,612	4,704,025
4.13%, 11/16/28 (Call 08/16/28)	3,260	3,309,720

		97,045,942

Security	Par (000)	Value

Agriculture — 1.2%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	$1,690	$1,512,489
4.00%, 01/31/24	5,975	6,034,610
4.40%, 02/14/26 (Call 12/14/25)	3,160	3,187,757
4.80%, 02/14/29 (Call 11/14/28)	6,000	5,990,241
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	320	301,540
BAT Capital Corp. 3.22%, 08/15/24 (Call 06/15/24)	18,000	17,304,413
3.56%, 08/15/27 (Call 05/15/27)	9,100	8,339,866
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)	381	335,913
3.75%, 09/25/27 (Call 06/25/27)	1,750	1,550,583
4.35%, 03/15/24 (Call 02/15/24)(a)	1,500	1,485,241
Imperial Brands Finance PLC, 4.25%, 07/21/25
(Call 04/21/25)(a)(b)	5,000	4,996,100
Philip Morris International Inc. 2.75%, 02/25/26 (Call 11/25/25)	735	691,741
3.13%, 08/17/27 (Call 05/17/27)	2,340	2,232,781
3.25%, 11/10/24	2,500	2,474,275
3.38%, 08/11/25 (Call 05/11/25)(a)	1,825	1,821,860
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	7,885	7,955,637

		66,215,047

Airlines — 0.0%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	1,125	1,080,945
Southwest Airlines Co. 3.00%, 11/15/26 (Call 08/15/26)	300	283,455
3.45%, 11/16/27 (Call 08/16/27)(a)	725	697,278

		2,061,678

Apparel — 0.1%
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(b)	550	519,149
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,440	1,369,753
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	2,000	2,014,417

		3,903,319

Auto Manufacturers — 1.5%
American Honda Finance Corp. 2.30%, 09/09/26	1,708	1,569,249
3.50%, 02/15/28	1,425	1,426,799
BMW U.S. Capital LLC 2.80%, 04/11/26 (Call 01/11/26)(b)	4,500	4,232,505
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	3,635	3,580,340
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	1,500	1,504,253
Daimler Finance North America LLC 3.45%, 01/06/27(a)(b)	4,500	4,237,510
3.75%, 02/22/28(a)(b)	5,015	4,810,596
4.30%, 02/22/29(b)	1,500	1,501,800
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	4,225	3,824,797
Ford Motor Credit Co. LLC 3.66%, 09/08/24	1,830	1,662,885
3.82%, 11/02/27 (Call 08/02/27)(a)	2,750	2,337,103
4.13%, 08/04/25	5,310	4,852,687
4.39%, 01/08/26	4,170	3,807,791
4.69%, 06/09/25 (Call 04/09/25)	2,000	1,889,510
General Motors Co. 4.00%, 04/01/25(a)	816	789,721
4.20%, 10/01/27 (Call 07/01/27)	5	4,677
5.00%, 10/01/28 (Call 07/01/28)	225	220,458

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc. 3.50%, 11/07/24 (Call 09/07/24)	$2,265	$2,134,753
3.85%, 01/05/28 (Call 10/05/27)	6,500	5,888,089
3.95%, 04/13/24 (Call 02/13/24)(a)	4,785	4,654,967
4.00%, 01/15/25 (Call 10/15/24)(a)	5,055	4,857,937
4.00%, 10/06/26 (Call 07/06/26)	2,479	2,316,174
4.30%, 07/13/25 (Call 04/13/25)(a)	2,935	2,854,719
4.35%, 04/09/25 (Call 02/09/25)	2,250	2,200,679
4.35%, 01/17/27 (Call 10/17/26)	1,958	1,857,304
5.25%, 03/01/26 (Call 12/01/25)(a)	2,830	2,870,068
Toyota Motor Corp., 3.67%, 07/20/28	2,050	2,132,394
Toyota Motor Credit Corp. 2.90%, 04/17/24	2,075	2,048,517
3.05%, 01/11/28	2,000	1,959,206
3.20%, 01/11/27	1,120	1,112,865
3.40%, 04/14/25(a)	2,100	2,118,569
3.65%, 01/08/29(a)	1,170	1,186,533
Volkswagen Group of America Finance LLC 4.63%, 11/13/25(a)(b)	1,375	1,400,703
4.75%, 11/13/28(b)	1,225	1,217,324

		85,063,482

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,642	1,649,212
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)(a)	2,080	2,075,145
4.35%, 03/15/29	730	729,117
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	395	384,245
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	525	527,653
Lear Corp. 3.80%, 09/15/27 (Call 06/15/27)(a)	1,490	1,387,689
5.25%, 01/15/25 (Call 01/15/20)(a)	1,715	1,760,919
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	1,425	1,430,140
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,616,633
ZF North America Capital Inc., 4.75%, 04/29/25(b)	4,205	4,101,524

		15,662,277

Banks — 23.8%
ABN AMRO Bank NV 4.75%, 07/28/25(a)(b)	4,235	4,314,128
4.80%, 04/18/26(b)	3,760	3,849,503
ANZ New Zealand Int’l Ltd./London, 3.45%, 01/21/28(b)	275	267,552
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26(b)	8,485	8,421,868
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.13%, 06/06/24(a)(b)	4,285	4,146,145
4.38%, 04/11/27 (Call 01/11/27)(b)	3,500	3,338,125
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (Call 03/19/24)(b)(c)(d)	885	950,269
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(b)(c)(d)	2,050	2,082,564
Banco Santander SA 3.80%, 02/23/28	1,055	990,738
4.25%, 04/11/27	2,355	2,294,593
4.38%, 04/12/28	5,135	5,054,878
5.18%, 11/19/25(a)	5,860	6,009,958
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	4,340	4,401,853

Security	Par (000)	Value

Banks (continued)
Bank of America Corp. 3.09%, 10/01/25 (Call 10/01/24)(c)(d)	$2,190	$2,137,335
3.25%, 10/21/27 (Call 10/21/26)	9,100	8,716,359
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	11,735	11,550,117
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	14,850	14,328,252
3.50%, 04/19/26(a)	4,740	4,707,670
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	1,440	1,409,453
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	7,600	7,499,756
3.82%, 01/20/28 (Call 01/20/27)(a)(c)(d)	4,700	4,677,894
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	25	25,409
3.88%, 08/01/25(a)	4,318	4,398,147
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	10,620	10,650,107
3.97%, 02/07/30 (Call 02/07/29)(a)(c)(d)	865	868,458
4.00%, 04/01/24(a)	5,195	5,345,497
4.00%, 01/22/25	4,265	4,274,124
4.20%, 08/26/24(a)	11,200	11,420,458
4.25%, 10/22/26	3,543	3,558,395
4.27%, 07/23/29 (Call 07/23/28)(c)(d)	7,750	7,960,070
4.45%, 03/03/26(a)	2,020	2,057,601
6.22%, 09/15/26	300	332,388
Series L, 3.95%, 04/21/25	9,560	9,558,399
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,315	8,280,633
Bank of China Ltd., 5.00%, 11/13/24(b)	9,240	9,664,048
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)(d)	2,995	2,861,722
Bank of New York Mellon Corp. (The) 2.45%, 08/17/26 (Call 05/17/26)(a)	2,175	2,036,846
2.80%, 05/04/26 (Call 02/04/26)(a)	2,000	1,922,622
3.00%, 10/30/28 (Call 07/30/28)(a)	200	188,516
3.25%, 09/11/24 (Call 08/11/24)	385	384,432
3.25%, 05/16/27 (Call 02/16/27)	2,017	1,989,865
3.40%, 05/15/24 (Call 04/15/24)	1,875	1,889,101
3.40%, 01/29/28 (Call 10/29/27)(a)	1,940	1,930,704
3.44%, 02/07/28 (Call 02/07/27)(a)(c)(d)	3,805	3,797,288
3.65%, 02/04/24 (Call 01/05/24)	1,725	1,760,861
3.85%, 04/28/28(a)	3,510	3,629,642
3.95%, 11/18/25 (Call 10/18/25)(a)	1,220	1,267,045
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	2,565	2,528,597
Bank of Nova Scotia (The), 4.50%, 12/16/25(a)	2,322	2,381,737
Bank One Corp. 7.63%, 10/15/26	1,160	1,416,413
8.00%, 04/29/27	2,215	2,764,496
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	460	469,701
Barclays PLC 3.65%, 03/16/25	10,390	9,989,860
4.34%, 01/10/28 (Call 01/10/27)(a)	2,200	2,130,318
4.38%, 09/11/24	250	245,454
4.38%, 01/12/26(a)	18,580	18,428,276
4.97%, 05/16/29 (Call 05/16/28)(c)(d)	9,800	9,933,708
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	2,050	2,008,857
BNP Paribas SA 3.38%, 01/09/25(a)(b)	25,960	25,129,331
3.50%, 11/16/27(a)(b)	4,775	4,495,746
4.25%, 10/15/24	1,800	1,810,913
4.38%, 05/12/26(a)(b)	6,400	6,326,702
4.38%, 03/01/33 (Call 03/01/28)(b)(c)(d)	4,500	4,308,194
BPCE SA 3.25%, 01/11/28(a)(b)	3,000	2,852,508
3.38%, 12/02/26(a)	840	811,569
3.50%, 10/23/27(b)	2,850	2,666,221
4.00%, 04/15/24	4,475	4,548,421

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 03/15/25(b)	$6,500	$6,459,681
4.63%, 09/12/28(a)(b)	2,000	2,034,024
5.15%, 07/21/24(b)	8,610	8,835,643
Branch Banking & Trust Co. 3.63%, 09/16/25 (Call 08/16/25)	6,310	6,356,052
3.80%, 10/30/26 (Call 09/30/26)	1,400	1,408,513
Citigroup Inc. 3.20%, 10/21/26 (Call 07/21/26)(a)	11,665	11,168,940
3.30%, 04/27/25	2,365	2,332,856
3.40%, 05/01/26	6,670	6,506,485
3.52%, 10/27/28 (Call 10/27/27)(c)(d)	3,685	3,573,281
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	9,750	9,534,584
3.70%, 01/12/26(a)	12,100	12,073,812
3.75%, 06/16/24(a)	157	159,486
3.88%, 03/26/25	3,195	3,176,718
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	10,275	10,236,679
4.00%, 08/05/24	1,870	1,891,652
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	6,235	6,289,971
4.13%, 07/25/28(a)	120	118,055
4.30%, 11/20/26(a)	3,590	3,596,502
4.40%, 06/10/25	8,885	9,035,840
4.45%, 09/29/27(a)	6,625	6,651,549
4.60%, 03/09/26	4,725	4,832,721
5.50%, 09/13/25	3,290	3,555,469
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,500	2,499,028
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	2,900	2,926,284
Comerica Bank, 4.00%, 07/27/25	500	506,657
Comerica Inc., 4.00%, 02/01/29 (Call 11/01/28)	1,500	1,515,209
Commonwealth Bank of Australia 2.63%, 09/06/26(a)(b)	325	302,377
2.85%, 05/18/26(a)(b)	7,665	7,283,812
3.90%, 03/16/28(b)	6,450	6,556,802
Compass Bank, 3.88%, 04/10/25 (Call 03/10/25)(a)	1,275	1,240,447
Cooperatieve Rabobank UA 3.75%, 07/21/26	3,960	3,828,172
4.38%, 08/04/25	2,595	2,635,877
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	4,410	4,419,957
Credit Agricole SA 4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)(d)	6,250	5,874,443
4.38%, 03/17/25(a)(b)	4,150	4,131,864
Credit Agricole SA/London, 3.25%, 10/04/24(b)	7,000	6,781,913
Credit Suisse AG/New York NY, 3.63%, 09/09/24	6,200	6,199,882
Credit Suisse Group AG 3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)(d)	6,425	6,161,843
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	7,500	7,473,077
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/25	8,325	8,216,567
4.55%, 04/17/26(a)	3,870	3,964,257
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	2,700	2,516,021
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,845	1,707,665
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,619	3,393,647
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	700	647,895
Discover Bank 3.45%, 07/27/26 (Call 04/27/26)	2,270	2,147,539
4.25%, 03/13/26	25	24,727
4.65%, 09/13/28 (Call 06/13/28)(a)	735	745,615
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(a)	1,470	1,478,534

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank/Cincinnati OH 3.85%, 03/15/26 (Call 02/15/26)	$3,640	$3,629,707
3.95%, 07/28/25 (Call 06/28/25)	1,500	1,542,527
Goldman Sachs Group Inc. (The) 3.27%, 09/29/25 (Call 09/29/24)(a)(c)(d)	6,900	6,683,323
3.50%, 01/23/25 (Call 10/23/24)(a)	7,377	7,253,167
3.50%, 11/16/26 (Call 11/16/25)	9,475	9,121,293
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	5,150	4,989,633
3.75%, 05/22/25 (Call 02/22/25)	5,645	5,620,862
3.75%, 02/25/26 (Call 11/25/25)	4,130	4,080,636
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	7,565	7,353,899
3.85%, 07/08/24 (Call 04/08/24)	5,699	5,739,634
3.85%, 01/26/27 (Call 01/26/26)	6,125	6,012,652
4.00%, 03/03/24(a)	17,560	17,823,263
4.22%, 05/01/29 (Call 05/01/28)(a)(c)(d)	12,080	12,118,102
4.25%, 10/21/25	5,415	5,439,998
HSBC Holdings PLC 3.90%, 05/25/26	5,675	5,639,282
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	3,940	3,892,348
4.25%, 03/14/24	7,015	7,106,892
4.25%, 08/18/25(a)	2,875	2,897,025
4.29%, 09/12/26 (Call 09/12/25)(c)(d)	150	151,962
4.30%, 03/08/26	18,600	18,949,063
4.38%, 11/23/26(a)	3,835	3,859,368
4.58%, 06/19/29 (Call 06/19/28)(a)(c)(d)	11,760	12,057,515
HSBC USA Inc., 3.50%, 06/23/24	2,400	2,404,141
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,105	1,129,329
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,035	3,913,325
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	5,000	5,215,087
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,270	1,222,375
ING Groep NV 3.95%, 03/29/27	4,100	4,026,423
4.55%, 10/02/28(a)	2,035	2,082,305
4.63%, 01/06/26(b)	5,890	6,075,333
JPMorgan Chase & Co. 2.95%, 10/01/26 (Call 07/01/26)(a)	5,300	5,056,816
3.13%, 01/23/25 (Call 10/23/24)(a)	7,850	7,716,307
3.20%, 06/15/26 (Call 03/15/26)	12,500	12,141,141
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	15,585	15,407,779
3.30%, 04/01/26 (Call 01/01/26)	1,845	1,806,644
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	11,750	11,437,177
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	2,650	2,604,340
3.63%, 05/13/24	1,585	1,603,500
3.63%, 12/01/27 (Call 12/01/26)(a)	2,500	2,419,371
3.78%, 02/01/28 (Call 02/01/27)(c)(d)	10,700	10,688,644
3.88%, 02/01/24	2,000	2,048,610
3.88%, 09/10/24	14,000	14,168,812
3.90%, 07/15/25 (Call 04/15/25)	6,568	6,719,980
3.96%, 01/29/27 (Call 01/29/26)(c)(d)	3,780	3,836,118
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	11,515	11,638,035
4.13%, 12/15/26(a)	3,045	3,079,937
4.20%, 07/23/29 (Call 07/23/28)(c)(d)	15	15,379
4.25%, 10/01/27(a)	2,575	2,614,741
4.45%, 12/05/29 (Call 12/05/28)(a)(c)(d)	3,500	3,665,268
KeyBank N.A./Cleveland OH 3.30%, 06/01/25(a)	950	941,775
3.40%, 05/20/26(a)	950	919,615

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	$100	$119,741
KeyCorp. 4.10%, 04/30/28(a)	2,025	2,056,965
4.15%, 10/29/25	2,745	2,835,781
Lloyds Banking Group PLC 3.57%, 11/07/28 (Call 11/07/27)(a)(c)(d)	9,600	8,998,956
3.75%, 01/11/27	11,805	11,375,927
4.38%, 03/22/28(a)	3,300	3,294,537
4.45%, 05/08/25	6,735	6,888,379
4.50%, 11/04/24	2,395	2,376,750
4.58%, 12/10/25	8,710	8,602,395
4.65%, 03/24/26(a)	2,380	2,348,948
Macquarie Group Ltd. 3.76%, 11/28/28 (Call 11/28/27)(a)(b)(c)(d)	2,881	2,731,678
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)(d)	3,750	3,720,160
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)(d)	2,000	2,046,425
Manufacturers & Traders Trust Co. 2.90%, 02/06/25 (Call 01/06/25)(a)	1,200	1,174,989
3.40%, 08/17/27(a)	650	644,205
Mitsubishi UFJ Financial Group Inc. 2.76%, 09/13/26	2,125	1,998,061
3.29%, 07/25/27	1,525	1,482,813
3.68%, 02/22/27(a)	4,900	4,901,391
3.74%, 03/07/29	2,000	2,001,674
3.78%, 03/02/25	975	989,450
3.85%, 03/01/26	12,170	12,330,283
3.96%, 03/02/28	6,950	7,105,891
4.05%, 09/11/28(a)	1,025	1,054,440
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	4,650	4,745,580
Mizuho Financial Group Inc. 2.84%, 09/13/26(a)	1,980	1,874,817
3.17%, 09/11/27	6,050	5,857,129
3.48%, 04/12/26(b)	6,975	6,899,629
3.66%, 02/28/27(a)	1,765	1,773,156
4.02%, 03/05/28(a)	7,710	7,910,430
Morgan Stanley 3.13%, 07/27/26	11,565	11,054,175
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	10,500	10,199,680
3.63%, 01/20/27	10,495	10,328,584
3.70%, 10/23/24(a)	3,640	3,656,534
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	5,325	5,240,968
3.88%, 01/27/26	10,139	10,164,305
3.95%, 04/23/27	9,625	9,406,739
4.00%, 07/23/25	6,965	7,079,205
4.35%, 09/08/26	5,339	5,362,480
4.43%, 01/23/30 (Call 01/23/29)(c)(d)	3,000	3,100,364
5.00%, 11/24/25(a)	7,735	8,135,190
Series F, 3.88%, 04/29/24	10,500	10,657,727
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	637	616,418
National Australia Bank Ltd., 3.50%, 01/10/27(b)	325	320,101
National Australia Bank Ltd./New York 2.50%, 07/12/26	5,690	5,280,975
3.38%, 01/14/26(a)	1,980	1,945,654
Nordea Bank AB, 4.63%, 09/13/33 (Call 09/13/28)(a)(b)(c)(d)	2,000	1,986,637
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,500	1,533,754
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	425	429,254

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A. 2.95%, 02/23/25 (Call 01/24/25)	$1,050	$1,029,816
3.10%, 10/25/27 (Call 09/25/27)(a)	4,865	4,726,950
3.25%, 06/01/25 (Call 05/02/25)	5,000	4,978,429
3.25%, 01/22/28 (Call 12/23/27)(a)	4,085	4,018,939
3.30%, 10/30/24 (Call 09/30/24)	272	272,040
4.05%, 07/26/28	720	741,588
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	2,169	2,108,633
3.90%, 04/29/24 (Call 03/29/24)	1,450	1,475,381
Royal Bank of Canada, 4.65%, 01/27/26(a)	4,106	4,295,135
Royal Bank of Scotland Group PLC 4.80%, 04/05/26	11,110	11,267,670
4.89%, 05/18/29 (Call 05/18/28)(a)(c)(d)	7,200	7,258,228
5.13%, 05/28/24	1,125	1,140,854
Santander Holdings USA Inc. 4.40%, 07/13/27 (Call 04/14/27)	4,010	3,917,229
4.50%, 07/17/25 (Call 04/17/25)(a)	2,480	2,518,900
Santander UK Group Holdings PLC, 4.75%, 09/15/25(a)(b)	4,750	4,618,995
Santander UK PLC, 4.00%, 03/13/24	3,401	3,504,619
Societe Generale SA 4.00%, 01/12/27(b)	4,000	3,917,225
4.25%, 04/14/25(a)(b)	6,275	6,174,875
4.25%, 08/19/26(b)	50	49,420
4.75%, 11/24/25(b)	3,635	3,695,120
4.75%, 09/14/28(b)	1,500	1,547,640
Standard Chartered PLC 4.05%, 04/12/26(a)(b)	8,285	8,159,308
4.30%, 02/19/27(b)	147	143,831
4.87%, 03/15/33 (Call 03/15/28)(b)(c)(d)	3,000	2,961,872
State Street Corp. 2.65%, 05/19/26	1,400	1,332,237
3.55%, 08/18/25(a)	6,615	6,771,939
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	2,685	2,685,760
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	12,275	11,511,976
3.01%, 10/19/26	2,775	2,664,352
3.35%, 10/18/27	1,900	1,855,454
3.36%, 07/12/27	5,000	4,901,610
3.45%, 01/11/27(a)	2,300	2,270,815
3.54%, 01/17/28	7,210	7,156,251
3.78%, 03/09/26	595	601,397
3.94%, 07/19/28	6,000	6,137,492
4.31%, 10/16/28(a)	75	78,941
SunTrust Bank/Atlanta GA 3.30%, 05/15/26 (Call 04/15/26)	1,175	1,143,771
4.05%, 11/03/25 (Call 09/03/25)	2,125	2,205,861
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	1,950	2,010,771
SVB Financial Group, 3.50%, 01/29/25	75	72,764
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)(d)	2,875	2,777,830
U.S. Bancorp. 3.10%, 04/27/26 (Call 03/27/26)(a)	4,125	4,041,477
3.60%, 09/11/24 (Call 08/11/24)(a)	4,750	4,830,421
3.90%, 04/26/28 (Call 03/24/28)	3,810	3,967,707
Series V, 2.38%, 07/22/26 (Call 06/22/26)	2,370	2,225,613
Series X, 3.15%, 04/27/27 (Call 03/27/27)	2,325	2,290,501
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)(a)	1,350	1,316,886

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group Funding Switzerland AG 4.13%, 09/24/25(a)(b)	$5,200	$5,290,531
4.13%, 04/15/26(a)(b)	7,556	7,670,781
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,300	7,410,257
Wachovia Corp., 7.57%, 08/01/26(e)	200	239,238
Wells Fargo & Co. 3.00%, 02/19/25(a)	5,957	5,798,754
3.00%, 04/22/26	21,540	20,642,984
3.00%, 10/23/26	6,621	6,318,660
3.30%, 09/09/24	5,352	5,326,511
3.55%, 09/29/25	12,485	12,481,803
3.58%, 05/22/28 (Call 05/22/27)(c)(d)	8,451	8,351,557
4.10%, 06/03/26(a)	3,545	3,574,150
4.15%, 01/24/29 (Call 10/24/28)(a)	3,195	3,267,949
4.30%, 07/22/27	6,075	6,188,046
Westpac Banking Corp. 2.70%, 08/19/26(a)	2,570	2,420,268
2.85%, 05/13/26	5,480	5,211,417
3.35%, 03/08/27(a)	3,025	2,961,886
3.40%, 01/25/28(a)	4,040	3,965,576
4.32%, 11/23/31 (Call 11/23/26)(a)(c)(d)	2,400	2,338,532
Woori Bank, 4.75%, 04/30/24(b)	385	395,658

		1,317,885,897

Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(b)	27,790	27,468,981
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	4,168	4,233,570
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)(a)	9,110	9,050,207
4.15%, 01/23/25 (Call 12/23/24)	3,335	3,438,718
4.75%, 01/23/29 (Call 10/23/28)	10,050	10,491,963
Bacardi Ltd. 4.45%, 05/15/25 (Call 03/15/25)(b)	3,110	3,079,339
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	4,130	4,005,878
Coca-Cola Co. (The) 2.25%, 09/01/26	4,590	4,259,886
2.55%, 06/01/26(a)	954	914,187
2.88%, 10/27/25(a)	2,110	2,087,105
2.90%, 05/25/27(a)	1,227	1,188,555
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	780	776,231
Constellation Brands Inc. 3.50%, 05/09/27 (Call 02/09/27)	500	475,000
3.60%, 02/15/28 (Call 11/15/27)	1,879	1,783,217
3.70%, 12/06/26 (Call 09/06/26)(a)	2,399	2,331,132
4.40%, 11/15/25 (Call 09/15/25)(a)	2,975	3,050,638
4.75%, 11/15/24	375	393,858
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	2,575	2,656,463
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,175	4,064,082
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	950	840,596
3.40%, 11/15/25 (Call 08/15/25)	950	905,277
3.43%, 06/15/27 (Call 03/15/27)	1,250	1,164,827
4.42%, 05/25/25 (Call 03/25/25)(b)	5,960	6,069,003
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	6,675	6,732,675
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	6,985	6,429,955
PepsiCo Inc. 2.38%, 10/06/26 (Call 07/06/26)	3,386	3,170,506
2.75%, 04/30/25 (Call 01/30/25)(a)	5,625	5,539,290

Security	Par (000)	Value

Beverages (continued)
2.85%, 02/24/26 (Call 11/24/25)(a)	$2,196	$2,129,077
3.00%, 10/15/27 (Call 07/15/27)	3,650	3,554,854
3.50%, 07/17/25 (Call 04/17/25)(a)	1,900	1,943,922
3.60%, 03/01/24 (Call 12/01/23)(a)	2,822	2,916,494

		127,145,486

Biotechnology — 1.2%
Amgen Inc. 2.60%, 08/19/26 (Call 05/19/26)	3,999	3,701,568
3.13%, 05/01/25 (Call 02/01/25)	195	191,108
3.20%, 11/02/27 (Call 08/02/27)(a)	3,400	3,237,529
3.63%, 05/22/24 (Call 02/22/24)	7,000	7,103,928
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	5,910	5,872,849
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,780	3,840,206
Celgene Corp. 3.45%, 11/15/27 (Call 08/15/27)	2,300	2,187,329
3.63%, 05/15/24 (Call 02/15/24)	6,000	5,991,910
3.88%, 08/15/25 (Call 05/15/25)	10,735	10,761,543
3.90%, 02/20/28 (Call 11/20/27)	2,920	2,864,606
Gilead Sciences Inc. 2.95%, 03/01/27 (Call 12/01/26)	4,820	4,551,777
3.50%, 02/01/25 (Call 11/01/24)	7,500	7,487,162
3.65%, 03/01/26 (Call 12/01/25)	7,270	7,254,748
3.70%, 04/01/24 (Call 01/01/24)	3,810	3,882,078

		68,928,341

Building Materials — 0.3%
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,000	4,790,086
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	190	190,621
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(e)	640	631,177
3.90%, 02/14/26 (Call 11/14/25)	1,000	984,384
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	250	232,414
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	1,525	1,415,030
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)	2,075	1,923,189
4.38%, 04/01/26 (Call 01/01/26)(a)	205	203,472
4.45%, 04/01/25 (Call 01/01/25)	634	642,632
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)(a)	335	308,541
4.20%, 12/01/24 (Call 09/01/24)	425	420,421
Vulcan Materials Co. 3.90%, 04/01/27 (Call 01/01/27)(a)	1,165	1,111,788
4.50%, 04/01/25 (Call 01/01/25)(a)	1,655	1,683,583

		14,537,338

Chemicals — 1.9%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)(b)	5,050	4,696,384
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	885	893,033
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	925	940,859
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,040	1,055,321
Braskem Netherlands Finance BV, 4.50%, 01/10/28(b)	4,775	4,667,562
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	10	9,389
CF Industries Inc., 4.50%, 12/01/26(b)	1,000	991,511
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(b)	2,000	1,990,200

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)(a)	$3,968	$3,915,804
4.55%, 11/30/25 (Call 09/30/25)(a)(b)	2,875	2,967,116
4.80%, 11/30/28 (Call 08/30/28)(a)(b)	2,500	2,592,223
DowDuPont Inc. 4.49%, 11/15/25 (Call 09/15/25)	6,560	6,849,168
4.73%, 11/15/28 (Call 08/15/28)	5,875	6,130,926
Eastman Chemical Co. 3.80%, 03/15/25 (Call 12/15/24)(a)	2,731	2,712,257
4.50%, 12/01/28 (Call 09/01/28)	4,095	4,158,169
Equate Petrochemical BV, 4.25%, 11/03/26(b)	2,000	1,995,000
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	1,000	1,004,438
Huntsman International LLC, 4.50%, 05/01/29	335	330,308
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)(a)	1,315	1,347,280
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	4,800	4,488,799
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	4,060	4,355,142
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	280	269,712
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	1,620	1,579,913
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	2,000	1,876,656
3.38%, 03/15/25 (Call 12/15/24)	52	49,801
3.63%, 03/15/24 (Call 12/15/23)(a)	2,615	2,580,675
4.00%, 12/15/26 (Call 09/15/26)(a)	2,525	2,460,111
OCP SA, 4.50%, 10/22/25(b)	3,000	2,979,000
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	1,955	1,930,492
Praxair Inc. 2.65%, 02/05/25 (Call 11/05/24)	1,765	1,703,130
3.20%, 01/30/26 (Call 10/30/25)(a)	100	99,452
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)(a)	1,040	979,363
4.55%, 03/01/29 (Call 12/01/28)	2,000	1,985,976
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	3,000	3,081,750
SASOL Financing USA LLC 5.88%, 03/27/24 (Call 02/27/24)(a)	4,800	4,955,760
6.50%, 09/27/28 (Call 06/27/28)	3,500	3,699,500
Sherwin-Williams Co. (The) 3.13%, 06/01/24 (Call 04/01/24)	905	880,725
3.45%, 08/01/25 (Call 05/01/25)	563	552,475
3.45%, 06/01/27 (Call 03/01/27)(a)	6,280	5,985,854
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	2,000	2,015,313
Syngenta Finance NV 4.89%, 04/24/25 (Call 02/24/25)(b)	1,200	1,198,062
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	2,115	2,061,403
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	160	151,194
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	4,800	4,837,182

		106,004,388

Commercial Services — 0.7%
Ashtead Capital Inc. 4.13%, 08/15/25 (Call 08/15/20)(b)	50	48,675
4.38%, 08/15/27 (Call 08/15/22)(b)	250	240,313
5.25%, 08/01/26 (Call 08/01/21)(b)	2,500	2,525,000
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,323	1,349,395
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	260	262,712

Security	Par (000)	Value

Commercial Services (continued)
DP World Crescent Ltd., 4.85%, 09/26/28(b)	$1,000	$1,026,250
Ecolab Inc. 2.70%, 11/01/26 (Call 08/01/26)	1,744	1,663,228
3.25%, 12/01/27 (Call 09/01/27)(a)	2,950	2,891,569
ERAC USA Finance LLC 3.30%, 12/01/26 (Call 09/01/26)(a)(b)	3,110	2,953,658
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	4,575	4,534,226
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	930	934,570
IHS Markit Ltd. 4.00%, 03/01/26 (Call 12/01/25)(a)(b)	2,050	1,990,160
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	445	454,216
4.75%, 08/01/28 (Call 05/01/28)	1,965	1,978,165
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	1,000	955,589
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	1,054	1,001,121
4.00%, 06/15/25 (Call 03/15/25)	913	941,888
4.40%, 02/15/26 (Call 11/15/25)	2,000	2,087,791
Total System Services Inc. 4.45%, 06/01/28 (Call 03/01/28)	2,450	2,453,875
4.80%, 04/01/26 (Call 01/01/26)	1,720	1,761,639
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	4,650	4,361,240
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	2,071	2,097,973
4.13%, 03/15/29	600	600,969

		39,114,222

Computers — 2.2%
Apple Inc. 2.45%, 08/04/26 (Call 05/04/26)	9,715	9,221,049
2.50%, 02/09/25	2,635	2,547,883
2.75%, 01/13/25 (Call 11/13/24)	9,250	9,068,735
2.85%, 05/11/24 (Call 03/11/24)	4,840	4,800,288
2.90%, 09/12/27 (Call 06/12/27)	6,590	6,364,554
3.00%, 06/20/27 (Call 03/20/27)	5,825	5,663,054
3.00%, 11/13/27 (Call 08/13/27)	6,950	6,762,706
3.20%, 05/13/25	4,430	4,446,127
3.20%, 05/11/27 (Call 02/11/27)	2,430	2,400,972
3.25%, 02/23/26 (Call 11/23/25)(a)	12,100	12,095,919
3.35%, 02/09/27 (Call 11/09/26)	2,460	2,457,764
3.45%, 05/06/24	4,350	4,443,453
Dell International LLC/EMC Corp. 4.42%, 06/15/21(b)	—	—
6.02%, 06/15/26 (Call 03/15/26)(b)	13,514	14,337,612
DXC Technology Co. 4.25%, 04/15/24 (Call 02/15/24)	1,365	1,364,723
4.75%, 04/15/27 (Call 01/15/27)	1,765	1,762,579
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	6,840	7,120,333
International Business Machines Corp. 3.30%, 01/27/27	850	834,151
3.45%, 02/19/26(a)	7,250	7,263,050
3.63%, 02/12/24	10,860	11,079,413
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	817	786,267
Seagate HDD Cayman 4.75%, 01/01/25(a)	2,985	2,871,842
4.88%, 03/01/24 (Call 01/01/24)(a)	225	219,264
4.88%, 06/01/27 (Call 03/01/27)(a)	2,860	2,668,350

		120,580,088

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The) 2.45%, 11/03/26(a)	$295	$281,148
2.70%, 02/02/26(a)	1,125	1,099,343
2.85%, 08/11/27(a)	1,348	1,321,573
Unilever Capital Corp. 2.00%, 07/28/26(a)	3,300	3,002,243
2.60%, 05/05/24 (Call 03/05/24)	1,300	1,263,479
2.90%, 05/05/27 (Call 02/05/27)(a)	2,715	2,610,008
3.10%, 07/30/25(a)	560	554,225
3.25%, 03/07/24 (Call 02/07/24)	2,000	2,005,919
3.38%, 03/22/25 (Call 01/22/25)	1,000	1,004,880
3.50%, 03/22/28 (Call 12/22/27)(a)	3,200	3,204,435

		16,347,253

Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	1,610	1,591,055

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)(a)	2,547	2,404,030
3.65%, 07/21/27 (Call 04/21/27)	2,775	2,503,154
3.88%, 01/23/28 (Call 10/23/27)(a)	3,505	3,203,346
4.45%, 10/01/25 (Call 08/01/25)(a)	1,100	1,089,208
Affiliated Managers Group Inc., 4.25%, 02/15/24	900	924,847
Air Lease Corp. 3.25%, 03/01/25 (Call 01/01/25)(a)	3,515	3,325,987
3.63%, 04/01/27 (Call 01/01/27)(a)	1,205	1,100,368
3.63%, 12/01/27 (Call 09/01/27)(a)	1,760	1,602,921
4.25%, 09/15/24 (Call 06/15/24)	865	864,881
4.63%, 10/01/28 (Call 07/01/28)(a)	2,025	1,987,570
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	3,410	3,305,536
American Express Co. 3.00%, 10/30/24 (Call 09/29/24)	5,935	5,788,722
3.63%, 12/05/24 (Call 11/04/24)	1,750	1,769,835
4.20%, 11/06/25 (Call 10/06/25)(a)	2,225	2,312,116
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	4,770	4,724,571
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	585	556,020
3.70%, 10/15/24(a)	1,082	1,096,588
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(a)(b)	5,000	4,891,334
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	2,125	1,996,225
4.25%, 06/02/26 (Call 03/02/26)	900	886,146
4.85%, 03/29/29 (Call 12/29/28)(a)	1,500	1,502,072
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	1,815	1,818,381
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	3,120	2,990,337
3.30%, 10/30/24 (Call 09/30/24)	2,120	2,049,368
3.75%, 04/24/24 (Call 03/24/24)	1,250	1,251,248
3.75%, 07/28/26 (Call 06/28/26)	3,030	2,881,828
3.75%, 03/09/27 (Call 02/09/27)	6,345	6,089,519
3.80%, 01/31/28 (Call 12/31/27)(a)	6,250	5,994,677
4.20%, 10/29/25 (Call 09/29/25)	2,515	2,508,344
4.25%, 04/30/25 (Call 03/31/25)(a)	2,075	2,102,937
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	527	520,945
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	570	563,761
3.20%, 03/02/27 (Call 12/02/26)(a)	635	622,131

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 01/25/28 (Call 10/25/27)(a)	$1,950	$1,899,362
3.45%, 02/13/26 (Call 11/13/25)(a)	195	194,963
3.55%, 02/01/24 (Call 01/01/24)	4,835	4,924,812
3.85%, 05/21/25 (Call 03/21/25)	3,775	3,910,232
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	5,000	5,380,547
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	250	249,547
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)	2,225	2,193,890
3.75%, 06/15/28 (Call 03/15/28)	3,060	3,130,034
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	351	342,456
3.95%, 11/06/24 (Call 08/06/24)	1,210	1,198,225
4.10%, 02/09/27 (Call 11/09/26)	5,709	5,549,556
4.50%, 01/30/26 (Call 11/30/25)	4,000	4,019,625
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	1,825	1,733,297
4.50%, 06/20/28 (Call 03/20/28)(a)	1,860	1,857,759
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,790	1,739,153
Franklin Resources Inc., 2.85%, 03/30/25	805	780,533
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	6,820	6,562,922
Invesco Finance PLC, 3.75%, 01/15/26	270	266,280
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	680	693,386
Jefferies Group LLC, 6.45%, 06/08/27(a)	450	476,721
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	2,750	2,660,322
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)	1,400	1,340,981
3.75%, 02/13/25	2,275	2,237,725
4.50%, 09/19/28 (Call 06/19/28)(a)	1,500	1,522,177
Legg Mason Inc. 3.95%, 07/15/24(a)	460	453,134
4.75%, 03/15/26(a)	2,710	2,745,575
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	850	833,846
3.38%, 04/01/24	999	1,019,933
3.50%, 02/26/28 (Call 11/26/27)	2,285	2,315,521
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	1,240	1,215,685
4.25%, 06/01/24 (Call 03/01/24)(a)	210	214,205
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	75	73,357
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,486,452
3.05%, 04/25/27 (Call 01/25/27)	1,000	962,641
3.25%, 11/01/25 (Call 08/01/25)(a)	320	317,461
3.40%, 02/07/28 (Call 11/07/27)(a)	5,085	5,031,827
3.70%, 03/15/29 (Call 12/15/28)(a)	1,000	1,008,838
3.90%, 11/01/28 (Call 08/01/28)	2,000	2,051,994
ORIX Corp. 3.25%, 12/04/24	2,155	2,103,286
3.70%, 07/18/27	2,000	1,969,041
Raymond James Financial Inc., 3.63%, 09/15/26(a)	1,265	1,207,983
Stifel Financial Corp., 4.25%, 07/18/24	1,805	1,820,573
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	1,455	1,326,233
3.95%, 12/01/27 (Call 09/01/27)	2,850	2,611,203
4.25%, 08/15/24 (Call 05/15/24)	5,270	5,168,424
4.50%, 07/23/25 (Call 04/23/25)	3,025	2,954,230

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
TD Ameritrade Holding Corp. 3.30%, 04/01/27 (Call 01/01/27)	$3,040	$2,969,711
3.75%, 04/01/24 (Call 03/01/24)(a)	1,500	1,528,360
Visa Inc. 2.75%, 09/15/27 (Call 06/15/27)(a)	500	482,356
3.15%, 12/14/25 (Call 09/14/25)	14,635	14,669,770

		190,635,097

Electric — 5.9%
Abu Dhabi National Energy Co. PJSC 4.38%, 04/23/25(b)	2,000	2,040,000
4.38%, 06/22/26(b)	5,000	5,093,750
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)	2,640	2,677,664
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	460	446,036
Alabama Power Co., 2.80%, 04/01/25 (Call 01/01/25)	520	497,884
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)(b)	2,835	2,828,565
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,606	1,586,373
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	2,900	2,972,288
American Electric Power Co. Inc. 3.20%, 11/13/27 (Call 08/13/27)	150	143,085
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	1,840	1,896,859
Appalachian Power Co. 3.40%, 06/01/25 (Call 03/01/25)	25	24,793
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,000	963,991
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)(a)	105	97,442
3.15%, 05/15/25 (Call 02/15/25)	640	630,142
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,045	1,076,840
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,687	2,609,413
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	700	648,125
Berkshire Hathaway Energy Co. 3.25%, 04/15/28 (Call 01/15/28)	7,510	7,287,084
3.50%, 02/01/25 (Call 11/01/24)	950	959,787
Black Hills Corp. 3.15%, 01/15/27 (Call 07/15/26)	750	701,275
3.95%, 01/15/26 (Call 07/15/25)	612	608,510
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,300	1,251,684
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	885	821,829
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	2,000	2,022,233
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	370	352,868
CMS Energy Corp. 3.00%, 05/15/26 (Call 02/15/26)	580	554,160
3.45%, 08/15/27 (Call 05/15/27)	4,910	4,799,810
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	3,910	3,778,038
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	1,350	1,272,101
3.70%, 08/15/28 (Call 05/15/28)	1,500	1,519,789
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	922	882,582
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,525	1,486,513
Consolidated Edison Co. of New York Inc. 3.13%, 11/15/27 (Call 08/15/27)	1,225	1,190,544
3.80%, 05/15/28 (Call 02/15/28)	3,260	3,334,212
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	635	662,040

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co. 3.13%, 08/31/24 (Call 05/31/24)	$10	$9,900
3.80%, 11/15/28 (Call 08/15/28)	1,075	1,105,678
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)(a)	1,725	1,731,424
4.25%, 06/01/28 (Call 03/01/28)	5,010	5,109,704
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,250	1,166,420
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,575	1,606,692
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	1,514	1,404,216
3.80%, 03/15/27 (Call 12/15/26)	2,270	2,237,106
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,130	1,122,136
Duke Energy Carolinas LLC 2.95%, 12/01/26 (Call 09/01/26)(a)	630	610,350
3.95%, 11/15/28 (Call 08/15/28)	830	860,975
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	4,805	4,476,390
3.15%, 08/15/27 (Call 05/15/27)(a)	172	164,191
3.75%, 04/15/24 (Call 01/15/24)	4,865	4,944,385
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)	1,385	1,355,510
3.80%, 07/15/28 (Call 04/15/28)	4,500	4,596,545
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	895	907,681
Duke Energy Progress LLC 3.25%, 08/15/25 (Call 05/15/25)	280	280,861
3.70%, 09/01/28 (Call 06/01/28)(a)	3,555	3,611,504
Edison International, 4.13%, 03/15/28 (Call 12/15/27)(a)	1,750	1,616,467
EDP Finance BV, 3.63%, 07/15/24(b)	4,710	4,597,431
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(b)	9,750	9,896,874
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(a)	2,375	2,279,372
Enel Chile SA, 4.88%, 06/12/28(a)	4,375	4,503,625
Enel Finance International NV 3.63%, 05/25/27(a)(b)	10,000	9,223,096
4.63%, 09/14/25(a)(b)	3,750	3,754,480
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	101,493
Entergy Arkansas Inc. 3.50%, 04/01/26 (Call 01/01/26)(a)	1,245	1,240,828
3.70%, 06/01/24 (Call 03/01/24)(a)	900	920,852
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	5,050	4,733,755
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	80	88,813
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)	755	694,830
3.12%, 09/01/27 (Call 06/01/27)	5,000	4,798,714
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	1,000	1,003,356
Eversource Energy 3.35%, 03/15/26 (Call 12/15/25)	275	264,733
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	235,135
Series L, 2.90%, 10/01/24 (Call 08/01/24)	710	690,134
Series M, 3.30%, 01/15/28 (Call 10/15/27)	4,875	4,714,351
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	5,070	4,918,997
3.95%, 06/15/25 (Call 03/15/25)(a)	2,073	2,094,693
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	5,375	5,324,430
Florida Power & Light Co. 3.13%, 12/01/25 (Call 06/01/25)(a)	590	590,568
3.25%, 06/01/24 (Call 12/01/23)	3,810	3,870,009

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	$6,184	$5,777,224
Georgia Power Co. 3.25%, 04/01/26 (Call 01/01/26)	275	261,372
3.25%, 03/30/27 (Call 12/30/26)	1,250	1,170,795
Iberdrola International BV, 5.81%, 03/15/25	35	37,990
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	3,010	3,051,738
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	897	886,826
4.10%, 09/26/28 (Call 06/26/28)	1,500	1,528,759
Israel Electric Corp. Ltd. 4.25%, 08/14/28(b)	3,000	2,962,500
Series 6, 5.00%, 11/12/24(b)	4,725	4,908,094
ITC Holdings Corp. 3.25%, 06/30/26 (Call 03/30/26)	1,280	1,230,816
3.35%, 11/15/27 (Call 08/15/27)	3,755	3,614,332
3.65%, 06/15/24 (Call 03/15/24)	670	667,005
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	1,500	1,531,545
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	750	752,957
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	560	556,280
Metropolitan Edison Co. 4.00%, 04/15/25(b)	500	495,426
4.30%, 01/15/29 (Call 10/15/28)(b)	1,000	1,011,708
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)	265	259,135
3.50%, 10/15/24 (Call 07/15/24)	1,110	1,133,189
3.65%, 04/15/29 (Call 01/15/29)(a)	375	379,457
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	5,410	5,400,406
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	175	172,579
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,000	1,005,603
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	5,380	5,241,857
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(a)(b)	2,950	3,062,157
NSTAR Electric Co. 2.70%, 06/01/26 (Call 03/01/26)	50	46,507
3.20%, 05/15/27 (Call 02/15/27)	2,142	2,095,837
3.25%, 11/15/25 (Call 08/15/25)	25	24,527
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	2,980	2,990,038
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)(a)	1,415	1,433,255
PacifiCorp 3.35%, 07/01/25 (Call 04/01/25)	80	79,332
3.50%, 06/15/29 (Call 03/15/29)	915	914,305
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,625	1,599,815
Pennsylvania Electric Co., 3.25%, 03/15/28 (Call 12/15/27)(a)(b)	150	140,860
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	1,500	1,437,152
5.45%, 05/21/28(b)	5,000	5,218,750
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,348	1,371,556

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	$1,380	$1,298,111
3.95%, 03/15/24 (Call 12/15/23)(a)	1,020	1,026,609
Public Service Co. of Colorado 2.90%, 05/15/25 (Call 11/15/24)	360	350,147
3.70%, 06/15/28 (Call 12/15/27)	4,110	4,182,534
Public Service Electric & Gas Co. 2.25%, 09/15/26 (Call 06/15/26)	570	525,683
3.00%, 05/15/25 (Call 02/15/25)	650	637,581
3.00%, 05/15/27 (Call 02/15/27)	1,000	962,341
3.15%, 08/15/24 (Call 05/15/24)	545	541,348
3.70%, 05/01/28 (Call 02/01/28)(a)	6,160	6,247,560
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	590	577,292
Puget Sound Energy Inc., 7.02%, 12/01/27	86	105,084
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	1,171	1,071,531
6.00%, 06/01/26	35	38,752
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	5,000	5,018,750
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)(a)	1,500	1,399,868
3.40%, 02/01/28 (Call 11/01/27)	2,760	2,594,749
3.55%, 06/15/24 (Call 03/15/24)	6,131	5,968,279
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	860	809,148
South Carolina Electric & Gas Co., 4.25%, 08/15/28 (Call 05/15/28)(a)	100	106,645
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	3,950	3,785,048
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10,047	9,579,334
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	922	925,465
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,215	2,054,430
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,000	1,013,789
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	75	75,421
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	4,260	4,250,445
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	2,000	2,061,783
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(b)	13,190	12,804,654
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	5,000	4,768,214
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	421	409,216
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	1,478	1,427,637
3.50%, 04/15/24 (Call 01/15/24)	371	376,657
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	640	627,810
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,670	1,641,728
Series A, 3.50%, 03/15/27 (Call 12/15/26)	975	970,015
Series A, 3.80%, 04/01/28 (Call 01/01/28)	4,750	4,802,421
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,045	998,792
Westar Energy Inc. 2.55%, 07/01/26 (Call 04/01/26)	1,000	940,377
3.10%, 04/01/27 (Call 01/01/27)	390	376,898
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)(a)	780	752,876

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc. 3.35%, 12/01/26 (Call 06/01/26)(a)	$875	$857,345
4.00%, 06/15/28 (Call 12/15/27)(a)	3,625	3,710,256

		326,301,320

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	650	636,843
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,025	970,136
3.50%, 02/15/28 (Call 11/15/27)	2,125	2,008,252

		3,615,231

Electronics — 0.5%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,415	1,331,416
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	1,530	1,454,706
3.55%, 10/01/27 (Call 07/01/27)	675	624,421
Amphenol Corp. 3.20%, 04/01/24 (Call 02/01/24)(a)	190	185,062
4.35%, 06/01/29 (Call 03/01/29)	1,540	1,570,204
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	4,965	4,700,888
3.88%, 01/12/28 (Call 10/12/27)	50	46,729
4.00%, 04/01/25 (Call 01/01/25)	555	537,453
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,232	1,225,475
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,410	1,423,265
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,375	1,309,217
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)(a)	2,755	2,634,335
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	1,500	1,345,200
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	1,110	1,136,833
4.60%, 04/06/27 (Call 01/06/27)	2,003	2,011,195
Legrand France SA, 8.50%, 02/15/25	550	678,022
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	1,154	1,149,072
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)(a)	722	726,728
4.90%, 06/15/28 (Call 03/15/28)	2,905	2,886,319
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	2,750	2,601,979

		29,578,519

Engineering & Construction — 0.2%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	235	232,962
4.25%, 09/15/28 (Call 06/15/28)(a)	1,050	1,020,894
Mexico City Airport Trust 3.88%, 04/30/28 (Call 01/30/28)(b)	2,342	2,042,985
4.25%, 10/31/26 (Call 07/31/26)(b)	1,592	1,464,640
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	5,000	4,865,181

		9,626,662

Environmental Control — 0.3%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	1,220	1,164,655
3.20%, 03/15/25 (Call 12/15/24)	390	383,727
3.38%, 11/15/27 (Call 08/15/27)	835	819,523
3.95%, 05/15/28 (Call 02/15/28)(a)	4,795	4,911,158
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(a)	3,575	3,692,118

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc. 3.13%, 03/01/25 (Call 12/01/24)(a)	$1,300	$1,283,811
3.15%, 11/15/27 (Call 08/15/27)	3,805	3,688,947
3.50%, 05/15/24 (Call 02/15/24)	575	579,483

		16,523,422

Food — 2.1%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)(a)	1,107	1,043,133
3.95%, 03/15/25 (Call 01/15/25)	1,700	1,663,884
4.15%, 03/15/28 (Call 12/15/27)(a)	2,595	2,484,745
Cencosud SA 4.38%, 07/17/27 (Call 04/17/27)(b)	5,000	4,641,250
5.15%, 02/12/25 (Call 11/12/24)(b)	500	501,250
Conagra Brands Inc. 4.30%, 05/01/24 (Call 04/01/24)(a)	2,150	2,180,275
4.60%, 11/01/25 (Call 09/01/25)	4,000	4,063,444
4.85%, 11/01/28 (Call 08/01/28)(a)	4,350	4,363,116
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	8,115	7,645,473
General Mills Inc. 3.20%, 02/10/27 (Call 11/10/26)(a)	1,130	1,059,296
3.65%, 02/15/24 (Call 11/15/23)(a)	5,110	5,149,474
4.00%, 04/17/25 (Call 02/17/25)(a)	2,000	2,019,884
4.20%, 04/17/28 (Call 01/17/28)(a)	3,305	3,336,345
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	360	335,478
3.20%, 08/21/25 (Call 05/21/25)	280	280,469
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	921	852,532
JM Smucker Co. (The) 3.38%, 12/15/27 (Call 09/15/27)(a)	2,525	2,392,352
3.50%, 03/15/25	2,475	2,422,746
Kellogg Co. 3.25%, 04/01/26(a)	2,025	1,928,510
3.40%, 11/15/27 (Call 08/15/27)	2,097	1,964,163
4.30%, 05/15/28 (Call 02/15/28)(a)	2,645	2,659,764
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	7,985	7,373,535
3.95%, 07/15/25 (Call 04/15/25)	2,680	2,654,021
4.63%, 01/30/29 (Call 10/30/28)(a)	2,020	2,025,747
4.88%, 02/15/25 (Call 02/15/20)(b)	4,000	4,065,246
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)	2,710	2,441,641
3.70%, 08/01/27 (Call 05/01/27)	3,175	3,058,249
4.50%, 01/15/29 (Call 10/15/28)	1,500	1,507,147
McCormick & Co. Inc./MD 3.15%, 08/15/24 (Call 06/15/24)	1,000	973,030
3.40%, 08/15/27 (Call 05/15/27)(a)	4,615	4,424,991
Mondelez International Inc. 3.63%, 02/13/26 (Call 12/13/25)	3,620	3,572,678
4.13%, 05/07/28 (Call 02/07/28)	2,175	2,199,458
Nestle Holdings Inc. 3.50%, 09/24/25 (Call 07/24/25)(b)	3,000	3,051,028
3.63%, 09/24/28 (Call 06/24/28)(b)	3,000	3,054,349
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	5,000	4,842,325
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	200	198,115
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(a)(b)	200	180,990
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)(a)	1,905	1,829,069
3.30%, 07/15/26 (Call 04/15/26)	5,465	5,272,322

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.55%, 03/15/25 (Call 01/15/25)(a)	$1,250	$1,245,894
3.75%, 10/01/25 (Call 07/01/25)	725	726,706
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	2,020	1,941,470
3.95%, 08/15/24 (Call 05/15/24)(a)	6,285	6,329,930
4.00%, 03/01/26 (Call 01/01/26)	1,545	1,548,911
4.35%, 03/01/29 (Call 12/01/28)(a)	755	759,091

		118,263,526

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	2,000	1,907,500
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	1,075	1,120,203
5.50%, 01/17/27	3,150	3,252,375
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)(a)	3,325	3,108,557
3.65%, 06/15/24 (Call 03/15/24)	950	963,328
3.80%, 01/15/26 (Call 10/15/25)(a)	2,700	2,692,567
Inversiones CMPC SA, 4.38%, 04/04/27(b)	2,000	1,983,250

		15,027,780

Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	805	778,186
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29(b)	2,500	2,498,128
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,060	1,067,561
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	50	49,785
National Fuel Gas Co. 3.95%, 09/15/27 (Call 06/15/27)	1,415	1,316,299
4.75%, 09/01/28 (Call 06/01/28)	1,950	1,927,995
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	520	504,017
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	455	459,219
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(b)	4,900	5,053,125
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	1,305	1,275,342
3.20%, 06/15/25 (Call 03/15/25)	625	605,445
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,080	1,006,293
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)(a)	570	539,307

		17,080,702

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	40	39,196
Stanley Black & Decker Inc. 3.40%, 03/01/26	2,500	2,492,154
4.25%, 11/15/28 (Call 08/15/28)(a)	4,810	5,053,396

		7,584,746

Health Care – Products — 1.4%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)(a)	4,922	4,830,213
3.75%, 11/30/26 (Call 08/30/26)	5,873	5,955,699
3.88%, 09/15/25 (Call 06/15/25)(a)	655	673,796
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	1,925	1,792,550
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	5,700	5,611,179
3.70%, 06/06/27 (Call 03/06/27)	7,315	7,115,281
3.73%, 12/15/24 (Call 09/15/24)	5,205	5,209,208

Security	Par (000)	Value

Health Care – Products (continued)
Boston Scientific Corp. 3.75%, 03/01/26 (Call 01/01/26)	$3,000	$3,004,265
3.85%, 05/15/25	1,270	1,288,350
4.00%, 03/01/28 (Call 12/01/27)	3,990	3,997,957
4.00%, 03/01/29 (Call 12/01/28)	975	973,956
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	638	626,152
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	500	508,345
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	2,025	2,013,376
Medtronic Inc. 3.50%, 03/15/25	8,425	8,557,323
3.63%, 03/15/24 (Call 12/15/23)	4,000	4,104,542
Stryker Corp. 3.38%, 05/15/24 (Call 02/15/24)	860	863,583
3.38%, 11/01/25 (Call 08/01/25)	1,199	1,197,002
3.50%, 03/15/26 (Call 12/15/25)	4,610	4,579,877
3.65%, 03/07/28 (Call 12/07/27)(a)	1,500	1,499,986
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	3,375	3,183,335
3.20%, 08/15/27 (Call 05/15/27)	2,300	2,183,741
3.65%, 12/15/25 (Call 09/15/25)(a)	1,600	1,603,371
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	5,165	5,020,561

		76,393,648

Health Care – Services — 1.6%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,120	1,106,190
Anthem Inc. 3.35%, 12/01/24 (Call 10/01/24)	890	883,097
3.50%, 08/15/24 (Call 05/15/24)	3,500	3,498,253
3.65%, 12/01/27 (Call 09/01/27)	1,030	1,013,013
4.10%, 03/01/28 (Call 12/01/27)(a)	8,885	9,014,721
Cigna Holding Co. 3.05%, 10/15/27 (Call 07/15/27)	2,527	2,331,900
3.25%, 04/15/25 (Call 01/15/25)	2,508	2,439,688
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	50	51,244
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(a)	5,000	5,043,282
5.00%, 03/15/24	5,000	5,223,384
5.25%, 04/15/25	1,500	1,587,684
5.25%, 06/15/26 (Call 12/15/25)	5,000	5,273,387
Humana Inc. 3.85%, 10/01/24 (Call 07/01/24)	1,135	1,138,984
3.95%, 03/15/27 (Call 12/15/26)	1,875	1,850,798
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(a)	1,044	1,022,688
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	2,250	2,186,789
3.60%, 02/01/25 (Call 11/01/24)	4,250	4,181,204
3.60%, 09/01/27 (Call 06/01/27)(a)	1,795	1,732,916
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)(a)	1,494	1,432,468
3.50%, 03/30/25 (Call 12/30/24)(a)	1,420	1,398,225
4.25%, 04/01/24 (Call 01/01/24)	125	128,354
Roche Holdings Inc. 2.63%, 05/15/26 (Call 02/15/26)(b)	5,025	4,810,866
3.35%, 09/30/24 (Call 06/30/24)(b)	2,950	2,986,924
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	2,500	2,554,478

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc. 2.95%, 10/15/27	$2,070	$1,985,631
3.10%, 03/15/26	5,990	5,872,939
3.38%, 04/15/27	2,500	2,488,232
3.45%, 01/15/27	1,825	1,826,204
3.70%, 12/15/25	1,000	1,023,368
3.75%, 07/15/25	7,150	7,339,949
3.85%, 06/15/28	3,320	3,406,178

		86,833,038

Holding Companies – Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	1,779	1,687,616

Home Furnishings — 0.1%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	1,825	1,715,183
3.80%, 11/15/24 (Call 08/15/24)	1,200	1,187,080
Whirlpool Corp. 3.70%, 05/01/25	70	68,632
4.75%, 02/26/29 (Call 11/26/28)(a)	2,000	2,001,204

		4,972,099

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	2,800	2,897,502
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(a)	1,255	1,189,408
Clorox Co. (The) 3.10%, 10/01/27 (Call 07/01/27)	1,500	1,443,956
3.50%, 12/15/24 (Call 09/15/24)(a)	970	979,088
3.90%, 05/15/28 (Call 02/15/28)(a)	2,075	2,121,494
Controladora Mabe SA de CV, 5.60%, 10/23/28
(Call 07/23/28)(b)	1,000	993,225
Kimberly-Clark Corp. 2.75%, 02/15/26(a)	1,175	1,132,182
3.05%, 08/15/25	2,100	2,065,708
3.95%, 11/01/28 (Call 08/01/28)	2,575	2,681,636
Reckitt Benckiser Treasury Services PLC 2.75%, 06/26/24 (Call 04/26/24)(a)(b)	9,410	9,108,210
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	8,025	7,550,005

		32,162,414

Housewares — 0.1%
Newell Brands Inc. 4.00%, 12/01/24 (Call 09/01/24)	530	499,677
4.20%, 04/01/26 (Call 01/01/26)	6,766	6,364,798
		6,864,475

Insurance — 3.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)(d)	3,000	2,887,500
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)(a)	1,500	1,426,216
3.25%, 03/17/25(a)	725	716,495
3.63%, 11/15/24	2,470	2,520,606
AIA Group Ltd., 3.90%, 04/06/28 (Call 01/06/28)(b)	1,500	1,496,738
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	982,217
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,500	1,487,141
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	740	701,120
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	5,330	5,218,707
3.90%, 04/01/26 (Call 01/01/26)	6,275	6,154,779
4.13%, 02/15/24	3,400	3,463,007

Security	Par (000)	Value

Insurance (continued)
4.20%, 04/01/28 (Call 01/01/28)(a)	$3,925	$3,879,030
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)(d)	255	236,513
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	3,500	3,601,240
Aon PLC 3.50%, 06/14/24 (Call 03/14/24)(a)	1,704	1,701,135
3.88%, 12/15/25 (Call 09/15/25)	1,866	1,897,726
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	10	10,145
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	1,800	1,806,994
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	3,973	3,710,620
AXA Equitable Holdings Inc., 4.35%, 04/20/28
(Call 01/20/28)	5,985	5,903,131
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,185	1,146,672
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)(a)	9,690	9,588,809
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)	5,430	4,876,584
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,553	1,560,883
Chubb INA Holdings Inc. 2.70%, 03/13/23	180	177,388
3.15%, 03/15/25	1,150	1,139,636
3.35%, 05/15/24(a)	2,250	2,260,248
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,702,410
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)(a)	2,800	2,647,067
3.95%, 05/15/24 (Call 02/15/24)	90	89,966
4.50%, 03/01/26 (Call 12/01/25)	570	583,164
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26)(a)(b)(c)(d)(f)	9,510	9,101,070
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	3,755	3,693,718
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)(b)	1,400	1,382,500
First American Financial Corp., 4.60%, 11/15/24(a)	1,000	1,019,345
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	5,260	5,357,220
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	175	174,294
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	2,000	2,029,695
Lincoln National Corp. 3.35%, 03/09/25	715	700,868
3.63%, 12/12/26 (Call 09/15/26)(a)	340	332,429
3.80%, 03/01/28 (Call 12/01/27)(a)	2,210	2,173,433
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,940	1,946,084
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(a)(c)(d)	1,200	1,148,257
4.15%, 03/04/26	5,740	5,910,763
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	1,035	968,540
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	2,295	2,305,137
3.50%, 03/10/25 (Call 12/10/24)(a)	2,018	2,000,333
3.75%, 03/14/26 (Call 12/14/25)	65	65,434
4.38%, 03/15/29 (Call 12/15/28)	1,225	1,263,302
MassMutual Global Funding II, 2.75%, 06/22/24(a)(b)	5,800	5,661,449
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28)(b)(c)(d)	2,500	2,550,000
5.20%, 10/20/45 (Call 10/20/25)(b)(c)(d)	5,000	5,125,000
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,221	2,168,096
MetLife Inc. 3.00%, 03/01/25(a)	2,720	2,668,612
3.60%, 04/10/24	2,930	2,997,857

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I, 3.45%, 12/18/26(a)(b)	$6,550	$6,519,736
New York Life Global Funding, 3.00%, 01/10/28(a)(b)	2,500	2,418,099
Nippon Life Insurance Co. 4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)(d)	5,000	5,012,500
5.10%, 10/16/44 (Call 10/16/24)(a)(b)(c)(d)	8,885	9,107,125
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	6,435	6,647,066
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	1,650	1,583,726
4.88%, 10/01/24 (Call 09/01/24)	1,431	1,488,456
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	500	476,310
3.40%, 05/15/25 (Call 02/15/25)	2,230	2,198,216
Principal Life Global Funding II, 3.00%, 04/18/26(b)	100	96,934
Progressive Corp. (The), 2.45%, 01/15/27	2,045	1,905,289
Prudential Financial Inc. 3.50%, 05/15/24(a)	5,575	5,707,883
3.88%, 03/27/28 (Call 12/27/27)(a)	5,100	5,215,768
5.20%, 03/15/44 (Call 03/15/24)(a)(c)(d)	2,865	2,836,350
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	3,675	3,682,534
5.70%, 09/15/48 (Call 09/15/28)(c)(d)	1,650	1,615,977
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)(a)	3,000	2,962,892
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	210	201,699
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)(d)	615	625,010
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)(a)	2,010	2,066,050
Unum Group, 4.00%, 03/15/24(a)	825	826,096
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	2,050	1,984,753
3.65%, 06/15/26	320	308,406
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	2,725	2,699,513
4.50%, 09/15/28 (Call 06/15/28)	1,545	1,559,324
XLIT Ltd., 4.45%, 03/31/25	908	931,616

		208,994,651

Internet — 1.4%
Alibaba Group Holding Ltd. 3.40%, 12/06/27 (Call 09/06/27)	7,850	7,521,546
3.60%, 11/28/24 (Call 08/28/24)(a)	7,340	7,413,961
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	7,400	6,855,713
Amazon.com Inc. 2.80%, 08/22/24 (Call 06/22/24)	5,335	5,280,846
3.15%, 08/22/27 (Call 05/22/27)	10,495	10,350,855
3.80%, 12/05/24 (Call 09/05/24)(a)	1,710	1,782,877
5.20%, 12/03/25 (Call 09/03/25)	2,941	3,293,914
Baidu Inc. 3.63%, 07/06/27(a)	1,535	1,460,289
4.38%, 05/14/24 (Call 04/14/24)	745	764,819
4.38%, 03/29/28 (Call 12/29/27)	4,000	4,004,540
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)(a)	80	77,067
3.60%, 06/01/26 (Call 03/01/26)	5,625	5,497,444
3.65%, 03/15/25 (Call 12/15/24)(a)	330	326,941
eBay Inc. 3.45%, 08/01/24 (Call 05/01/24)	2,205	2,184,464
3.60%, 06/05/27 (Call 03/05/27)(a)	4,030	3,849,986
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	4,845	4,582,888
4.50%, 08/15/24 (Call 05/15/24)(a)	1,064	1,085,681

Security	Par (000)	Value

Internet (continued)
5.00%, 02/15/26 (Call 11/15/25)(a)	$1,125	$1,164,208
JD.com Inc., 3.88%, 04/29/26	220	207,675
Tencent Holdings Ltd., 3.60%, 01/19/28
(Call 10/19/27)(a)(b)	8,375	8,117,411

		75,823,125

Iron & Steel — 0.2%
ArcelorMittal, 6.13%, 06/01/25(a)	1,971	2,154,244
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)(a)	3,235	3,268,492
Vale Overseas Ltd., 6.25%, 08/10/26	6,760	7,138,560

		12,561,296

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	565	540,443
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)	3,935	3,681,328
7.50%, 10/15/27	25	29,497

		4,251,268

Lodging — 0.3%
Hyatt Hotels Corp. 4.38%, 09/15/28 (Call 06/15/28)	1,205	1,194,657
4.85%, 03/15/26 (Call 12/15/25)	60	61,914
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	1,155	1,145,827
3.75%, 10/01/25 (Call 07/01/25)	75	74,396
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,249	2,120,605
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,950	2,908,908
Sands China Ltd. 5.13%, 08/08/25 (Call 06/08/25)	4,000	4,113,852
5.40%, 08/08/28 (Call 05/08/28)	5,250	5,210,625

		16,830,784

Machinery — 0.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	3,560	3,623,551
Caterpillar Financial Services Corp. 2.40%, 08/09/26	25	23,319
3.25%, 12/01/24(a)	933	933,897
3.30%, 06/09/24	425	429,137
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	4,908	5,007,031
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,000	1,854,641
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,000	975,531
John Deere Capital Corp. 2.65%, 06/24/24	2,469	2,407,042
2.65%, 06/10/26	2,014	1,931,971
2.80%, 09/08/27	1,465	1,400,150
3.05%, 01/06/28	1,875	1,824,854
3.35%, 06/12/24(a)	955	969,841
3.45%, 03/13/25	4,010	4,088,077
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	3,500	3,421,107
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,700	1,695,495
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	509	492,115
3.50%, 03/01/29	1,200	1,202,442
Roper Technologies Inc. 3.80%, 12/15/26 (Call 09/15/26)	1,850	1,826,579
4.20%, 09/15/28 (Call 06/15/28)	1,535	1,544,394
Wabtec Corp. 3.45%, 11/15/26 (Call 08/15/26)	865	774,357
4.15%, 03/15/24 (Call 02/15/24)	6,040	6,033,798
4.70%, 09/15/28 (Call 06/15/28)	1,730	1,707,362
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	3,179	3,048,783

		47,215,474

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.9%
3M Co. 2.25%, 09/19/26 (Call 06/19/26)	$3,359	$3,126,952
2.88%, 10/15/27 (Call 07/15/27)(a)	1,495	1,445,819
3.00%, 08/07/25	1,107	1,100,491
3.38%, 03/01/29 (Call 12/01/28)	2,000	1,994,232
3.63%, 09/14/28 (Call 06/14/28)(a)	150	153,913
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,860	1,818,488
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	2,770	2,661,499
General Electric Co. 3.38%, 03/11/24	570	558,832
3.45%, 05/15/24 (Call 02/13/24)	1,144	1,123,413
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	1,600	1,561,698
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)(a)	2,595	2,482,282
3.50%, 03/01/24 (Call 12/01/23)(a)	1,429	1,456,643
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,050	1,050,927
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	695	696,126
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)(a)	1,835	1,776,768
3.30%, 11/21/24 (Call 08/21/24)	1,216	1,208,857
Siemens Financieringsmaatschappij NV 2.35%, 10/15/26(a)(b)	9,500	8,755,323
3.13%, 03/16/24(b)	7,025	6,978,323
3.25%, 05/27/25(b)	1,500	1,492,624
3.40%, 03/16/27(a)(b)	8,490	8,391,814
Textron Inc. 3.65%, 03/15/27 (Call 12/15/26)	440	421,030
3.88%, 03/01/25 (Call 12/01/24)	1,520	1,498,547
4.00%, 03/15/26 (Call 12/15/25)	505	498,164
4.30%, 03/01/24 (Call 12/01/23)	65	66,269

		52,319,034

Media — 3.1%
21st Century Fox America Inc. 3.38%, 11/15/26 (Call 08/15/26)(a)	5,300	5,265,102
3.70%, 09/15/24 (Call 06/15/24)	178	181,590
3.70%, 10/15/25 (Call 07/15/25)(a)	2,200	2,224,027
4.00%, 10/01/23	850	873,843
CBS Corp. 2.90%, 01/15/27 (Call 10/15/26)	2,455	2,239,585
3.38%, 02/15/28 (Call 11/15/27)	2,335	2,176,163
3.50%, 01/15/25 (Call 10/15/24)(a)	1,657	1,616,659
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,232,590
4.00%, 01/15/26 (Call 10/15/25)	1,325	1,311,461
4.20%, 06/01/29 (Call 03/01/29)	2,500	2,462,325
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/28 (Call 11/15/27)	1,760	1,646,107
4.20%, 03/15/28 (Call 12/15/27)(a)	4,000	3,865,630
4.50%, 02/01/24 (Call 01/01/24)	3,150	3,228,455
4.91%, 07/23/25 (Call 04/23/25)	14,460	14,987,431
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	3,200	2,931,817
3.00%, 02/01/24 (Call 01/01/24)	4,500	4,451,051
3.15%, 03/01/26 (Call 12/01/25)	7,300	7,164,629
3.15%, 02/15/28 (Call 11/15/27)(a)	4,090	3,936,948
3.30%, 02/01/27 (Call 11/01/26)	3,175	3,100,746
3.38%, 02/15/25 (Call 11/15/24)	6,325	6,326,962
3.38%, 08/15/25 (Call 05/15/25)	3,680	3,673,665

Security	Par (000)	Value

Media (continued)
3.55%, 05/01/28 (Call 02/01/28)	$3,015	$2,984,029
3.60%, 03/01/24(a)	5,500	5,583,092
3.70%, 04/15/24 (Call 03/15/24)	5,150	5,268,316
3.95%, 10/15/25 (Call 08/15/25)	2,151	2,215,960
4.15%, 10/15/28 (Call 07/15/28)	13,855	14,309,494
Cox Communications Inc. 3.15%, 08/15/24 (Call 06/15/24)(a)(b)	1,700	1,656,842
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	4,135	3,906,798
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	4,590	4,367,089
Discovery Communications LLC 3.80%, 03/13/24 (Call 01/13/24)(a)	645	638,400
3.90%, 11/15/24 (Call 08/15/24)(a)(b)	2,900	2,859,057
3.95%, 06/15/25 (Call 05/15/25)(a)(b)	2,825	2,732,129
3.95%, 03/20/28 (Call 12/20/27)(a)	4,940	4,705,384
4.90%, 03/11/26 (Call 12/11/25)	1,140	1,175,615
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	550	570,671
Grupo Televisa SAB, 6.63%, 03/18/25	1,345	1,491,222
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(a)(b)	4,775	4,798,875
Sky PLC, 3.75%, 09/16/24(b)	4,550	4,625,391
TCI Communications Inc. 7.13%, 02/15/28	100	123,965
7.88%, 02/15/26	1,100	1,374,253
Viacom Inc., 3.88%, 04/01/24 (Call 01/01/24)(a)	355	355,087
Walt Disney Co. (The) 1.85%, 07/30/26	2,650	2,413,816
2.95%, 06/15/27(a)	5,090	4,971,941
3.00%, 02/13/26	5,050	5,005,219
3.15%, 09/17/25	1,265	1,271,512
Warner Media LLC 2.95%, 07/15/26 (Call 04/15/26)	2,255	2,087,086
3.55%, 06/01/24 (Call 03/01/24)(a)	1,248	1,243,147
3.60%, 07/15/25 (Call 04/15/25)(a)	6,660	6,562,584
3.80%, 02/15/27 (Call 11/15/26)	5,075	4,937,813
3.88%, 01/15/26 (Call 10/15/25)(a)	1,675	1,644,739

		170,776,312

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	2,033	2,061,122
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	370	366,586
4.50%, 12/15/28 (Call 09/15/28)(a)	1,040	1,007,094

		3,434,802

Mining — 0.7%
Anglo American Capital PLC, 4.50%, 03/15/28(b)	7,575	7,379,337
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75
(Call 10/20/25)(b)(c)(d)	7,000	7,678,650
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(a)(b)	325	319,798
Glencore Funding LLC 4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,000	4,760,546
4.63%, 04/29/24(b)	4,927	5,012,749
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(b)	2,000	2,190,000
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	2,364	2,213,295
5.95%, 03/15/24 (Call 12/15/23)	1,750	1,837,500
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25
(Call 03/15/25)	2,840	2,923,516

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp., 3.88%, 04/23/25	$1,090	$1,084,414
Yamana Gold Inc. 4.63%, 12/15/27 (Call 09/15/27)	1,015	957,032
4.95%, 07/15/24 (Call 04/15/24)(a)	575	580,221

		36,937,058

Oil & Gas — 5.6%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	6,950	7,434,445
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	2,040	2,005,445
BP Capital Markets America Inc. 3.02%, 01/16/27 (Call 10/16/26)	20	19,244
3.12%, 05/04/26 (Call 02/04/26)	6,200	6,050,185
3.22%, 04/14/24 (Call 02/14/24)	2,705	2,715,578
3.41%, 02/11/26 (Call 12/11/25)(a)	2,650	2,647,207
3.59%, 04/14/27 (Call 01/14/27)	1,701	1,705,964
3.80%, 09/21/25 (Call 07/21/25)	300	307,106
4.23%, 11/06/28 (Call 08/06/28)	1,485	1,562,139
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	8,500	8,344,682
3.51%, 03/17/25	5,900	5,948,895
3.54%, 11/04/24	2,522	2,560,401
3.72%, 11/28/28 (Call 08/28/28)	290	295,206
3.81%, 02/10/24	450	462,238
Canadian Natural Resources Ltd. 3.80%, 04/15/24 (Call 01/15/24)	4,000	4,009,869
3.85%, 06/01/27 (Call 03/01/27)(a)	5,130	5,021,641
3.90%, 02/01/25 (Call 11/01/24)	850	852,915
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	5,240	4,992,681
Chevron Corp. 2.95%, 05/16/26 (Call 02/16/26)	4,585	4,509,544
3.33%, 11/17/25 (Call 08/17/25)	2,765	2,797,840
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)(a)	2,380	2,293,530
4.38%, 06/01/24 (Call 03/01/24)(a)	5,327	5,417,735
CNOOC Finance 2015 USA LLC 4.38%, 05/02/28(a)	5,765	5,953,371
3.50%, 05/05/25	5,510	5,463,082
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	550	566,519
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	4,250	4,122,960
4.38%, 01/15/25 (Call 01/15/20)	1,700	1,720,164
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	2,065	2,262,087
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	2,610	2,619,788
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,762	1,945,997
Ecopetrol SA 4.13%, 01/16/25	510	506,507
5.38%, 06/26/26 (Call 03/26/26)	6,670	7,013,505
Empresa Nacional del Petroleo, 3.75%, 08/05/26(b)	4,550	4,396,437
Eni SpA, Series X-R, 4.75%, 09/12/28(b)	2,000	2,005,768
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	485	474,195
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	2,984	2,707,987
Equinor ASA 3.25%, 11/10/24	3,700	3,738,939
3.63%, 09/10/28 (Call 06/10/28)	5,000	5,088,015
3.70%, 03/01/24(a)	1,500	1,546,215
Exxon Mobil Corp. 2.71%, 03/06/25 (Call 12/06/24)	3,960	3,905,101
3.04%, 03/01/26 (Call 12/01/25)(a)	7,425	7,366,701
3.18%, 03/15/24 (Call 12/15/23)(a)	2,500	2,528,732
Gazprom OAO Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	4,881,250

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	$660	$632,545
4.30%, 04/01/27 (Call 01/01/27)	3,345	3,232,415
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	4,115	4,341,172
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	1,860	1,869,727
Kerr-McGee Corp., 6.95%, 07/01/24	796	897,259
Marathon Oil Corp. 3.85%, 06/01/25 (Call 03/01/25)	1,887	1,861,639
4.40%, 07/15/27 (Call 04/15/27)(a)	4,900	4,942,948
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	1,021	1,010,478
3.80%, 04/01/28 (Call 01/01/28)(b)	45	43,199
5.13%, 12/15/26 (Call 09/15/26)(b)	4,585	4,814,984
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	3,760	3,563,920
3.90%, 11/15/24 (Call 08/15/24)	1,062	1,047,893
8.00%, 04/01/27	100	117,251
Occidental Petroleum Corp. 3.00%, 02/15/27 (Call 11/15/26)	560	544,523
3.40%, 04/15/26 (Call 01/15/26)(a)	3,072	3,076,502
3.50%, 06/15/25 (Call 03/15/25)(a)	1,685	1,702,974
Petroleos Mexicanos 4.25%, 01/15/25(a)	2,480	2,241,920
4.50%, 01/23/26(a)	3,525	3,147,825
5.35%, 02/12/28	6,850	6,099,240
6.50%, 03/13/27	18,780	18,132,090
6.50%, 01/23/29	3,500	3,330,600
6.88%, 08/04/26(a)	5,480	5,473,150
Petronas Capital Ltd., 3.50%, 03/18/25(b)	5,000	5,036,037
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	1,515	1,507,335
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	5,385	5,580,767
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	3,300	3,353,625
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 09/30/27(b)	4,000	4,450,000
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,130	5,134,646
Shell International Finance BV 2.50%, 09/12/26	6,000	5,662,537
2.88%, 05/10/26(a)	4,443	4,316,992
3.25%, 05/11/25	10,085	10,118,725
3.88%, 11/13/28 (Call 08/13/28)	1,430	1,482,725
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	5,000	5,163,166
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	8,610	8,354,068
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	3,350	3,281,877
Sinopec Group Overseas Development 2018 Ltd. 4.13%, 09/12/25(b)	2,000	2,044,544
4.25%, 09/12/28(b)	775	793,306
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)(a)	790	794,748
Total Capital International SA 3.46%, 02/19/29 (Call 11/19/28)	3,000	2,997,297
3.75%, 04/10/24	6,200	6,382,223
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	5,420	5,191,568
3.65%, 03/15/25(a)	4,025	3,974,982
4.35%, 06/01/28 (Call 03/01/28)(a)	1,325	1,342,654

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Woodside Finance Ltd. 3.65%, 03/05/25 (Call 12/05/24)(b)	$5,150	$5,037,849
3.70%, 03/15/28 (Call 12/15/27)(b)	2,500	2,357,537
4.50%, 03/04/29 (Call 12/04/28)(b)	2,000	1,990,029

		311,241,301

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	2,090	1,982,388
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	5,741	5,768,218
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	220	203,414
Schlumberger Holdings Corp. 4.00%, 12/21/25 (Call 09/21/25)(a)(b)	3,650	3,678,329
4.30%, 05/01/29 (Call 02/01/29)(b)	2,000	2,025,406

		13,657,755

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)(b)	3,725	3,777,224
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	485	445,175
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	260	258,370
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	3,160	2,996,121
3.75%, 03/15/25 (Call 01/15/25)(a)	3,375	3,312,229
4.00%, 03/15/28 (Call 12/15/27)(a)	2,250	2,213,333
4.65%, 03/15/26 (Call 01/15/26)(a)	780	802,742
4.90%, 03/15/29 (Call 12/15/28)(a)	500	525,184

		14,330,378

Pharmaceuticals — 4.9%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	6,925	6,546,596
3.60%, 05/14/25 (Call 02/14/25)	8,710	8,561,782
4.25%, 11/14/28 (Call 08/14/28)(a)	1,145	1,133,376
Allergan Funding SCS 3.80%, 03/15/25 (Call 12/15/24)(a)	12,835	12,678,243
3.85%, 06/15/24 (Call 03/15/24)	3,850	3,837,554
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	2,300	2,222,785
3.40%, 05/15/24 (Call 02/15/24)	2,404	2,384,261
3.45%, 12/15/27 (Call 09/15/27)(a)	1,515	1,452,796
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	190	180,019
3.38%, 11/16/25	5,010	4,926,047
4.00%, 01/17/29 (Call 10/17/28)(a)	25	25,140
Bayer U.S. Finance II LLC 4.25%, 12/15/25 (Call 10/15/25)(b)	16,850	16,887,877
4.38%, 12/15/28 (Call 09/15/28)(b)	7,360	7,167,216
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,500	1,441,255
Bristol-Myers Squibb Co., 3.25%, 02/27/27	1,785	1,727,526
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	215	206,761
3.41%, 06/15/27 (Call 03/15/27)(a)	5,900	5,518,152
3.50%, 11/15/24 (Call 08/15/24)(a)	425	417,526
3.75%, 09/15/25 (Call 06/15/25)(a)	1,285	1,266,309
Cigna Corp. 4.13%, 11/15/25 (Call 09/15/25)(b)	8,195	8,324,697
4.38%, 10/15/28 (Call 07/15/28)(b)	9,020	9,146,416

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)(a)	$15,565	$14,487,119
3.38%, 08/12/24 (Call 05/12/24)(a)	1,700	1,669,936
3.88%, 07/20/25 (Call 04/20/25)	3,560	3,556,253
4.10%, 03/25/25 (Call 01/25/25)(a)	27,110	27,470,955
4.30%, 03/25/28 (Call 12/25/27)	18,005	18,014,708
Eli Lilly & Co. 2.75%, 06/01/25 (Call 03/01/25)	765	750,200
3.10%, 05/15/27 (Call 02/15/27)	2,585	2,531,810
3.38%, 03/15/29 (Call 12/15/28)	1,655	1,653,268
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)(b)	5,400	5,237,257
Express Scripts Holding Co. 3.40%, 03/01/27 (Call 12/01/26)	3,795	3,613,410
3.50%, 06/15/24 (Call 03/15/24)	4,325	4,276,655
4.50%, 02/25/26 (Call 11/27/25)	5,405	5,534,900
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25(a)	5,100	5,195,683
3.88%, 05/15/28(a)	2,800	2,879,028
Johnson & Johnson 2.45%, 03/01/26 (Call 12/01/25)(a)	3,648	3,486,601
2.63%, 01/15/25 (Call 11/15/24)	1,865	1,835,360
2.90%, 01/15/28 (Call 10/15/27)(a)	6,410	6,222,505
2.95%, 03/03/27 (Call 12/03/26)	1,225	1,196,637
McKesson Corp. 3.80%, 03/15/24 (Call 12/15/23)	295	296,415
3.95%, 02/16/28 (Call 11/16/27)(a)	2,192	2,151,122
4.75%, 05/30/29 (Call 02/28/29)	2,000	2,050,837
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	1,225	1,277,171
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)(a)	6,573	6,439,823
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,000	2,826,444
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)(a)	7,430	6,959,773
Novartis Capital Corp. 3.00%, 11/20/25 (Call 08/20/25)	2,646	2,631,303
3.10%, 05/17/27 (Call 02/17/27)	4,005	3,951,485
3.40%, 05/06/24	3,310	3,386,560
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	4,785	4,508,738
4.38%, 03/15/26 (Call 12/15/25)(a)	1,410	1,335,583
Pfizer Inc. 2.75%, 06/03/26(a)	5,840	5,642,466
3.00%, 12/15/26	7,085	6,953,798
3.40%, 05/15/24(a)	200	205,234
3.60%, 09/15/28 (Call 06/15/28)	1,000	1,018,115
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	7,395	6,954,813
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)(b)	1,500	1,572,012
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	2,825	2,627,963
3.90%, 08/20/28 (Call 05/20/28)	1,615	1,606,890
4.50%, 11/13/25 (Call 08/13/25)	160	167,566

		270,228,730

Pipelines — 4.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27 (Call 09/01/27)(a)	3,810	3,744,015
5.25%, 01/15/25 (Call 01/15/21)	405	412,031
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	8,035	8,071,161

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	$2,025	$1,917,219
4.95%, 12/15/24 (Call 09/15/24)	2,375	2,414,763
5.95%, 06/01/26 (Call 03/01/26)	2,075	2,150,560
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	2,655	2,484,116
4.13%, 12/01/27 (Call 09/01/27)	1,925	1,760,662
4.35%, 10/15/24 (Call 07/15/24)	3,005	2,998,882
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	4,725	4,853,740
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	400	389,665
4.40%, 03/15/27 (Call 12/15/26)	2,165	2,078,170
4.95%, 05/15/28 (Call 02/15/28)	4,110	4,082,422
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,680	1,861,528
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)	430	424,618
3.70%, 07/15/27 (Call 04/15/27)(a)	3,597	3,531,344
4.25%, 12/01/26 (Call 09/01/26)	4,056	4,129,100
5.50%, 07/15/77 (Call 07/15/27)(c)(d)	5,000	4,621,735
6.25%, 03/01/78 (Call 03/01/28)(c)(d)	35	34,427
Energy Transfer Operating LP 4.05%, 03/15/25 (Call 12/15/24)(a)	8,335	8,282,084
4.75%, 01/15/26 (Call 10/15/25)(a)	4,060	4,138,678
4.95%, 06/15/28 (Call 03/15/28)(a)	3,650	3,721,094
5.25%, 04/15/29 (Call 01/15/29)(a)	720	751,002
Enterprise Products Operating LLC 3.70%, 02/15/26 (Call 11/15/25)(a)	2,145	2,149,117
3.75%, 02/15/25 (Call 11/15/24)(a)	8,860	8,976,707
3.95%, 02/15/27 (Call 11/15/26)	2,000	2,031,944
4.15%, 10/16/28 (Call 07/16/28)	1,825	1,873,434
5.38%, 02/15/78 (Call 02/15/28)(a)(c)(d)	1,100	962,880
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)(d)	3,030	2,778,488
EQM Midstream Partners LP 5.50%, 07/15/28 (Call 04/15/28)	2,965	2,957,131
4.00%, 08/01/24 (Call 05/01/24)	924	892,694
4.13%, 12/01/26 (Call 09/01/26)	150	138,352
Kinder Morgan Energy Partners LP 4.25%, 09/01/24 (Call 06/01/24)	3,767	3,871,614
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,697,831
Kinder Morgan Inc./DE 4.30%, 06/01/25 (Call 03/01/25)	5,650	5,782,395
4.30%, 03/01/28 (Call 12/01/27)(a)	4,600	4,650,845
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,400	1,489,501
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	3,150	3,133,129
4.00%, 03/15/28 (Call 12/15/27)	5,625	5,432,245
4.13%, 03/01/27 (Call 12/01/26)(a)	1,975	1,936,511
4.88%, 12/01/24 (Call 09/01/24)	5,625	5,870,147
4.88%, 06/01/25 (Call 03/01/25)	1,424	1,481,060
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,930	1,903,431
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	4,130	4,062,929
4.55%, 07/15/28 (Call 04/15/28)(a)	251	254,523
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,150	1,193,167

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP 3.55%, 10/01/26 (Call 07/01/26)(a)	$635	$608,859
3.61%, 02/15/25 (Call 11/15/24)(a)	490	479,911
3.75%, 03/01/28 (Call 12/01/27)(a)	3,910	3,724,966
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	435	424,488
4.50%, 12/15/26 (Call 09/15/26)	370	369,962
4.65%, 10/15/25 (Call 07/15/25)(a)	5,235	5,346,800
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	5,130	5,063,356
5.00%, 03/15/27 (Call 09/15/26)	5,070	5,266,519
5.63%, 03/01/25 (Call 12/01/24)(a)	5,015	5,430,054
5.75%, 05/15/24 (Call 02/15/24)	4,370	4,729,466
5.88%, 06/30/26 (Call 12/31/25)	5,440	5,932,005
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	1,458	1,399,057
3.50%, 03/15/25 (Call 12/15/24)	1,300	1,282,015
4.75%, 03/15/24 (Call 12/15/23)	5,260	5,506,331
Sunoco Logistics Partners Operations LP 3.90%, 07/15/26 (Call 04/15/26)(a)	1,355	1,315,355
4.00%, 10/01/27 (Call 07/01/27)(a)	1,425	1,364,455
5.95%, 12/01/25 (Call 09/01/25)	685	742,804
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)(a)	670	644,246
4.38%, 03/13/25 (Call 12/13/24)	870	878,550
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	100	115,480
TransCanada PipeLines Ltd. 4.25%, 05/15/28 (Call 02/15/28)	12,750	13,021,270
4.88%, 01/15/26 (Call 10/15/25)(a)	6,000	6,343,235
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27)(c)(d)	2,000	1,860,000
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)(d)	5,675	5,646,625
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	2,325	2,294,786
7.85%, 02/01/26 (Call 11/01/25)(a)	2,720	3,333,242
Transportadora de Gas Internacional SAESP, 5.55%, 11/01/28(b)	2,000	2,107,500
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)(a)	1,945	1,973,085
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	4,810	4,654,680
4.50%, 03/01/28 (Call 12/01/27)	25	24,210
4.65%, 07/01/26 (Call 04/01/26)	1,760	1,747,819
4.75%, 08/15/28 (Call 05/15/28)	565	557,881
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	1,775	1,722,531
3.90%, 01/15/25 (Call 10/15/24)	1,200	1,202,836
4.00%, 09/15/25 (Call 06/15/25)	1,576	1,583,720
4.30%, 03/04/24 (Call 12/04/23)	8,935	9,142,965
4.55%, 06/24/24 (Call 03/24/24)	5,000	5,171,298

		247,385,453

Private Equity — 0.1%
Apollo Management Holdings LP 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	2,285	2,269,390
4.87%, 02/15/29 (Call 11/15/28)(b)	1,500	1,499,030

		3,768,420

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	2,665	2,636,734

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)(a)	$545	$562,144
5.25%, 03/15/25 (Call 12/15/24)	1,405	1,484,993
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(a)(b)	2,000	2,041,946
WEA Finance LLC, 4.13%, 09/20/28 (Call 06/20/28)(b)	2,246	2,272,666

		8,998,483

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)(a)	212	206,895
3.95%, 01/15/28 (Call 10/15/27)	1,000	978,492
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)(a)	2,294	2,313,260
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)	1,550	1,508,045
4.90%, 02/15/29 (Call 11/15/28)	1,500	1,510,204
American Tower Corp. 3.13%, 01/15/27 (Call 10/15/26)	100	93,421
3.38%, 10/15/26 (Call 07/15/26)	5,415	5,179,563
3.55%, 07/15/27 (Call 04/15/27)	2,000	1,917,517
3.60%, 01/15/28 (Call 10/15/27)	1,050	1,009,975
4.00%, 06/01/25 (Call 03/01/25)(a)	1,885	1,903,398
4.40%, 02/15/26 (Call 11/15/25)(a)	1,750	1,788,671
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)(a)	1,570	1,494,044
2.95%, 05/11/26 (Call 02/11/26)	2,100	2,016,190
3.20%, 01/15/28 (Call 10/15/27)(a)	1,000	962,279
3.50%, 11/15/24 (Call 08/15/24)(a)	1,070	1,069,777
3.50%, 11/15/25 (Call 08/15/25)	110	109,649
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	2,899	2,683,672
3.20%, 01/15/25 (Call 10/15/24)	186	181,004
3.65%, 02/01/26 (Call 11/03/25)	6,748	6,648,189
3.80%, 02/01/24 (Call 11/01/23)	780	787,533
4.50%, 12/01/28 (Call 09/01/28)(a)	2,000	2,080,700
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	1,150	1,107,823
Brixmor Operating Partnership LP 3.65%, 06/15/24 (Call 04/15/24)	680	664,758
3.90%, 03/15/27 (Call 12/15/26)(a)	1,015	975,606
4.13%, 06/15/26 (Call 03/15/26)	3,760	3,673,860
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)(a)	1,050	1,073,152
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	1,760	1,654,192
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	2,035	2,087,089
Crown Castle International Corp. 3.20%, 09/01/24 (Call 07/01/24)	830	805,209
3.65%, 09/01/27 (Call 06/01/27)	2,260	2,170,945
3.70%, 06/15/26 (Call 03/15/26)	1,515	1,477,657
3.80%, 02/15/28 (Call 11/15/27)	4,550	4,396,663
4.00%, 03/01/27 (Call 12/01/26)(a)	175	172,030
4.30%, 02/15/29 (Call 11/15/28)	410	410,557
4.45%, 02/15/26 (Call 11/15/25)	4,490	4,582,759
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)(a)	410	380,601
4.00%, 11/15/25 (Call 08/15/25)	170	168,874
4.38%, 02/15/29 (Call 11/15/28)	2,000	2,002,334

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)(a)	$1,540	$1,488,235
4.45%, 07/15/28 (Call 04/15/28)(a)	4,060	4,116,377
4.75%, 10/01/25 (Call 07/01/25)	1,475	1,535,190
Duke Realty LP 3.38%, 12/15/27 (Call 09/15/27)	25	24,008
4.00%, 09/15/28 (Call 06/15/28)	2,500	2,513,411
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)	1,410	1,393,872
4.75%, 12/15/26 (Call 09/15/26)(a)	735	740,165
4.95%, 04/15/28 (Call 01/15/28)(a)	2,750	2,805,975
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	1,760	1,678,487
3.50%, 03/01/28 (Call 12/01/27)	2,240	2,217,787
4.15%, 12/01/28 (Call 09/01/28)(a)	1,300	1,350,505
Essex Portfolio LP 3.38%, 04/15/26 (Call 01/15/26)(a)	2,000	1,934,932
3.50%, 04/01/25 (Call 01/01/25)	80	79,078
3.88%, 05/01/24 (Call 02/01/24)	2,220	2,242,920
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	435	450,438
5.30%, 01/15/29 (Call 10/15/28)	2,635	2,671,811
5.38%, 04/15/26	3,163	3,259,029
5.75%, 06/01/28 (Call 03/03/28)	1,000	1,037,740
HCP Inc. 3.40%, 02/01/25 (Call 11/01/24)	1,825	1,774,101
3.88%, 08/15/24 (Call 05/17/24)	2,517	2,526,568
4.00%, 06/01/25 (Call 03/01/25)	3,455	3,464,033
4.20%, 03/01/24 (Call 12/01/23)	500	508,984
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	695	658,864
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	2,155	2,075,826
Highwoods Realty LP 4.13%, 03/15/28 (Call 12/15/27)(a)	1,500	1,484,632
4.20%, 04/15/29 (Call 01/15/29)	2,000	1,978,336
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	3,630	3,246,567
4.50%, 03/15/25 (Call 09/15/24)(a)	1,150	1,109,724
4.65%, 03/15/24 (Call 09/15/23)(a)	565	561,759
5.25%, 02/15/26 (Call 08/15/25)(a)	735	728,643
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	770	756,468
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,411	2,363,196
Hudson Pacific Properties LP 3.95%, 11/01/27	2,000	1,890,775
4.65%, 04/01/29 (Call 01/01/29)	1,000	985,658
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)(a)	1,535	1,496,339
4.38%, 10/01/25 (Call 07/01/25)	175	177,530
4.75%, 12/15/28 (Call 09/15/28)	2,000	2,066,088
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)(a)	1,810	1,670,147
3.30%, 02/01/25 (Call 12/01/24)	180	175,100
3.80%, 04/01/27 (Call 01/01/27)(a)	1,050	1,031,229
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	525	470,879
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	565	536,014
4.38%, 02/01/29 (Call 11/01/28)	1,500	1,529,060
4.40%, 02/15/24 (Call 11/15/23)(a)	1,600	1,654,534

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	$2,975	$2,811,515
Mid-America Apartments LP 3.60%, 06/01/27 (Call 03/01/27)	1,750	1,698,745
3.75%, 06/15/24 (Call 03/15/24)	1,550	1,554,694
3.95%, 03/15/29 (Call 12/15/28)	1,650	1,637,749
4.00%, 11/15/25 (Call 08/15/25)	2,000	2,024,870
National Retail Properties Inc. 3.50%, 10/15/27 (Call 07/15/27)	65	62,499
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,157,657
4.00%, 11/15/25 (Call 08/15/25)	15	15,056
4.30%, 10/15/28 (Call 07/15/28)	2,500	2,543,846
Office Properties Income Trust 4.25%, 05/15/24 (Call 02/15/24)	1,035	973,041
4.50%, 02/01/25 (Call 11/01/24)	908	862,302
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)(a)	521	511,241
4.75%, 01/15/28 (Call 10/15/27)(a)	1,615	1,615,782
5.25%, 01/15/26 (Call 10/15/25)	4,770	4,906,951
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	2,000	1,950,534
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	200	202,037
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)(a)	120	123,040
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	705	668,884
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)(a)	1,004	947,017
3.65%, 01/15/28 (Call 10/15/27)(a)	4,925	4,855,241
3.88%, 07/15/24 (Call 04/15/24)	1,450	1,470,959
4.13%, 10/15/26 (Call 07/15/26)	345	353,317
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	2,875	2,790,235
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,000	950,235
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(b)	4,475	4,400,734
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	3,390	3,041,781
Simon Property Group LP 3.25%, 11/30/26 (Call 08/30/26)	1,250	1,219,265
3.30%, 01/15/26 (Call 10/15/25)	3,050	2,997,872
3.38%, 10/01/24 (Call 07/01/24)	1,457	1,462,354
3.38%, 06/15/27 (Call 03/15/27)	1,400	1,372,760
3.38%, 12/01/27 (Call 09/01/27)	4,215	4,125,402
3.50%, 09/01/25 (Call 06/01/25)	69	69,184
3.75%, 02/01/24 (Call 11/01/23)	7,235	7,393,638
SITE Centers Corp. 3.63%, 02/01/25 (Call 11/01/24)	1,562	1,507,602
4.25%, 02/01/26 (Call 11/01/25)(a)	1,500	1,483,321
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	445	433,254
STORE Capital Corp. 4.50%, 03/15/28 (Call 12/15/27)	2,140	2,105,257
4.63%, 03/15/29 (Call 12/15/28)	1,500	1,481,478
Tanger Properties LP, 3.75%, 12/01/24 (Call 09/01/24)	2,000	1,950,087
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	349	327,746
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,447,389
3.75%, 07/01/24 (Call 04/01/24)	25	25,099
4.40%, 01/26/29 (Call 10/26/28)	2,500	2,567,101
Ventas Realty LP 3.25%, 10/15/26 (Call 07/15/26)	875	831,487
3.50%, 02/01/25 (Call 11/01/24)(a)	4,127	4,069,687
3.75%, 05/01/24 (Call 02/01/24)	337	338,525
3.85%, 04/01/27 (Call 01/01/27)	550	539,032

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/28 (Call 12/01/27)(a)	$2,520	$2,485,780
4.13%, 01/15/26 (Call 10/15/25)	380	381,632
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)(a)	860	823,527
4.63%, 11/01/25 (Call 09/01/25)(a)	2,570	2,619,382
4.88%, 06/01/26 (Call 03/01/26)(a)	175	178,547
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	115	111,179
Washington Prime Group LP, 5.95%, 08/15/24
(Call 06/15/24)(a)	2,000	1,824,706
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	2,795	2,820,898
4.13%, 03/15/29 (Call 09/15/28)	1,580	1,572,326
4.25%, 04/01/26 (Call 01/01/26)	2,799	2,833,343
4.25%, 04/15/28 (Call 01/15/28)	2,650	2,675,001
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	3,815	3,815,155
WP Carey Inc. 4.00%, 02/01/25 (Call 11/01/24)	970	957,249
4.25%, 10/01/26 (Call 07/01/26)	1,000	985,793
4.60%, 04/01/24 (Call 01/01/24)	665	683,548

		239,353,169

Retail — 2.4%
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,665	4,447,608
AutoNation Inc. 3.50%, 11/15/24 (Call 09/15/24)	175	164,077
3.80%, 11/15/27 (Call 08/15/27)(a)	345	311,392
4.50%, 10/01/25 (Call 07/01/25)(a)	986	963,164
AutoZone Inc. 3.13%, 04/21/26 (Call 01/21/26)(a)	955	906,585
3.25%, 04/15/25 (Call 01/15/25)(a)	1,245	1,205,786
3.75%, 06/01/27 (Call 03/01/27)	20	19,678
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	2,024	1,959,001
Costco Wholesale Corp. 2.75%, 05/18/24 (Call 03/18/24)	765	759,061
3.00%, 05/18/27 (Call 02/18/27)(a)	4,745	4,638,177
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(a)	1,830	1,766,612
Dollar General Corp. 3.88%, 04/15/27 (Call 01/15/27)(a)	2,047	2,016,631
4.13%, 05/01/28 (Call 02/01/28)	2,860	2,844,310
4.15%, 11/01/25 (Call 08/01/25)	1,055	1,074,461
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	3,800	3,733,032
4.20%, 05/15/28 (Call 02/15/28)	3,795	3,619,059
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)(a)	8,105	7,504,380
2.80%, 09/14/27 (Call 06/14/27)(a)	290	279,404
3.00%, 04/01/26 (Call 01/01/26)(a)	530	521,973
3.35%, 09/15/25 (Call 06/15/25)	3,300	3,347,115
3.90%, 12/06/28 (Call 09/06/28)	910	943,581
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	351	345,936
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	5,805	5,306,568
3.10%, 05/03/27 (Call 02/03/27)	6,055	5,715,932
3.13%, 09/15/24 (Call 06/15/24)(a)	1,810	1,759,711
3.38%, 09/15/25 (Call 06/15/25)	1,860	1,814,953
Macy’s Retail Holdings Inc., 3.63%, 06/01/24
(Call 03/01/24)(a)	370	347,889

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp. 3.25%, 06/10/24	$1,551	$1,548,465
3.38%, 05/26/25 (Call 02/26/25)	2,335	2,323,162
3.50%, 03/01/27 (Call 12/01/26)(a)	3,735	3,688,650
3.70%, 01/30/26 (Call 10/30/25)(a)	6,360	6,400,223
3.80%, 04/01/28 (Call 01/01/28)	2,065	2,062,560
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(a)	497	475,159
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)	750	730,895
3.60%, 09/01/27 (Call 06/01/27)	3,025	2,935,900
Starbucks Corp. 2.45%, 06/15/26 (Call 03/15/26)(a)	1,230	1,132,404
3.50%, 03/01/28 (Call 12/01/27)	4,125	4,027,572
3.80%, 08/15/25 (Call 06/15/25)	2,850	2,892,125
4.00%, 11/15/28 (Call 08/15/28)(a)	315	320,150
Tapestry Inc. 4.13%, 07/15/27 (Call 04/15/27)	1,713	1,593,689
4.25%, 04/01/25 (Call 01/01/25)(a)	763	740,678
Target Corp. 2.50%, 04/15/26(a)	3,960	3,769,555
3.50%, 07/01/24	1,140	1,169,148
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	4,505	4,160,401
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)(a)	6,855	6,567,055
3.80%, 11/18/24 (Call 08/18/24)(a)	6,785	6,808,700
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)	2,000	1,970,074
3.30%, 04/22/24 (Call 01/22/24)	2,000	2,035,677
3.55%, 06/26/25 (Call 04/26/25)	10,885	11,181,249
3.70%, 06/26/28 (Call 03/26/28)(a)	8,570	8,784,365

		135,633,932

Savings & Loans — 0.2%
Nationwide Building Society 3.90%, 07/21/25(a)(b)	2,000	2,000,356
4.00%, 09/14/26(a)(b)	400	373,422
4.13%, 10/18/32 (Call 10/18/27)(b)(c)(d)	5,775	5,274,473
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)(d)	3,875	3,781,445

		11,429,696

Semiconductors — 1.5%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	4,175	4,013,099
3.90%, 12/15/25 (Call 09/15/25)	120	119,970
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)(a)	4,215	4,164,995
3.90%, 10/01/25 (Call 07/01/25)(a)	684	705,257
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)	143	132,604
3.50%, 01/15/28 (Call 10/15/27)	3,100	2,746,124
3.88%, 01/15/27 (Call 10/15/26)	14,210	13,151,456
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	2,445	2,343,622
2.88%, 05/11/24 (Call 03/11/24)	4,260	4,222,023
3.15%, 05/11/27 (Call 02/11/27)(a)	1,785	1,771,720
3.70%, 07/29/25 (Call 04/29/25)	10,250	10,550,766
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	4,915	5,157,059
Lam Research Corp. 3.75%, 03/15/26 (Call 01/15/26)	225	225,156
3.80%, 03/15/25 (Call 12/15/24)(a)	1,155	1,167,177

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 03/15/29 (Call 12/15/28)	$275	$275,073
Marvell Technology Group Ltd., 4.88%, 06/22/28
(Call 03/22/28)(a)	2,045	2,058,879
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)(a)	351	328,335
Micron Technology Inc. 4.98%, 02/06/26 (Call 12/06/25)	1,000	997,062
5.33%, 02/06/29 (Call 11/06/28)	750	751,343
5.50%, 02/01/25 (Call 08/01/19)(a)	75	77,059
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	2,445	2,383,315
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(b)	530	544,829
5.35%, 03/01/26 (Call 01/01/26)(b)	4,000	4,199,480
QUALCOMM Inc. 2.90%, 05/20/24 (Call 03/20/24)(a)	4,975	4,811,636
3.25%, 05/20/27 (Call 02/20/27)	6,715	6,376,539
3.45%, 05/20/25 (Call 02/20/25)(a)	6,560	6,449,614
Texas Instruments Inc. 2.63%, 05/15/24 (Call 03/15/24)	410	401,416
2.90%, 11/03/27 (Call 08/03/27)	1,595	1,537,555
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,200	1,173,092

		82,836,255

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)(a)	3,265	3,091,302

Software — 1.7%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	4,440	4,237,428
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)(a)	1,005	1,012,375
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	975	919,104
4.38%, 06/15/25 (Call 03/15/25)	920	934,122
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	1,050	1,000,762
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,230	1,184,711
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	761	770,501
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,165	2,075,981
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	750	786,870
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	3,080	2,872,230
5.00%, 10/15/25 (Call 07/15/25)	890	937,758
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	2,710	2,714,463
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	1,063	1,066,981
4.20%, 10/01/28 (Call 07/01/28)	1,925	1,902,387
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	12,420	11,791,671
2.70%, 02/12/25 (Call 11/12/24)	7,500	7,384,504
2.88%, 02/06/24 (Call 12/06/23)	2,460	2,459,487
3.13%, 11/03/25 (Call 08/03/25)	3,105	3,127,014
3.30%, 02/06/27 (Call 11/06/26)(a)	12,590	12,652,769
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)(a)	11,465	10,892,634
2.95%, 11/15/24 (Call 09/15/24)(a)	7,705	7,615,229
2.95%, 05/15/25 (Call 02/15/25)	5,710	5,609,127
3.25%, 11/15/27 (Call 08/15/27)	5,920	5,831,584
3.40%, 07/08/24 (Call 04/08/24)	2,183	2,210,195
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	675	691,823

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(a)	$4,187	$3,908,398

		96,590,108

Telecommunications — 3.1%
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	17,250	16,821,171
3.80%, 03/01/24 (Call 01/01/24)	7,935	8,001,030
3.90%, 03/11/24 (Call 12/11/23)(a)	3,550	3,598,454
3.95%, 01/15/25 (Call 10/15/24)	3,287	3,296,740
4.10%, 02/15/28 (Call 11/15/27)	307	302,537
4.13%, 02/17/26 (Call 11/17/25)	13,250	13,262,694
4.25%, 03/01/27 (Call 12/01/26)(a)	4,315	4,317,237
4.35%, 03/01/29 (Call 12/01/28)	1,450	1,444,180
4.45%, 04/01/24 (Call 01/01/24)	5,275	5,463,087
7.13%, 03/15/26	160	184,125
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	6,590	6,177,344
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	2,000	2,073,370
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	6,115	5,812,966
2.95%, 02/28/26(a)	1,700	1,661,832
3.50%, 06/15/25	1,610	1,642,217
3.63%, 03/04/24	1,735	1,796,977
Deutsche Telekom International Finance BV 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	2,500	2,403,618
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	6,660	6,745,517
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	4,775	4,717,581
Juniper Networks Inc. 4.35%, 06/15/25 (Call 03/15/25)	895	892,765
4.50%, 03/15/24	3,910	4,004,051
Motorola Solutions Inc. 4.00%, 09/01/24(a)	1,128	1,128,233
4.60%, 02/23/28 (Call 11/23/27)	2,750	2,700,637
7.50%, 05/15/25(a)	675	770,751
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	5,000	4,912,500
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	405	378,467
3.63%, 12/15/25 (Call 09/15/25)	1,889	1,885,716
Telefonica Emisiones SAU, 4.10%, 03/08/27(a)	3,852	3,790,138
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)(a)	4	3,732
3.70%, 09/15/27 (Call 06/15/27)	1,600	1,565,273
Verizon Communications Inc. 2.63%, 08/15/26	4,875	4,548,381
3.38%, 02/15/25	1,944	1,945,336
3.50%, 11/01/24 (Call 08/01/24)	1,225	1,237,679
3.88%, 02/08/29 (Call 11/08/28)(a)	5,330	5,317,814
4.02%, 12/03/29(a)(b)	17,207	17,181,155
4.13%, 03/16/27(a)	8,255	8,455,546
4.33%, 09/21/28(a)	10,725	11,105,123
Vodafone Group PLC 4.13%, 05/30/25	7,825	7,833,138
4.38%, 05/30/28(a)	4,900	4,851,474

		174,230,586

Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	700	699,929

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	1,435	1,330,678

Security	Par (000)	Value

Transportation — 1.4%
AP Moller – Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(a)(b)	$3,210	$3,088,824
Burlington Northern Santa Fe LLC 3.00%, 04/01/25 (Call 01/01/25)	402	396,291
3.25%, 06/15/27 (Call 03/15/27)(a)	5,865	5,833,472
3.40%, 09/01/24 (Call 06/01/24)(a)	1,960	1,994,199
3.65%, 09/01/25 (Call 06/01/25)	1,000	1,023,731
3.75%, 04/01/24 (Call 01/01/24)(a)	1,095	1,128,905
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	725	698,750
2.95%, 11/21/24 (Call 08/21/24)	354	349,494
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,000	1,006,666
Cie. de Chemin de Fer Canadien Pacifique 2.90%, 02/01/25 (Call 11/01/24)	1,525	1,475,908
4.00%, 06/01/28 (Call 03/01/28)	3,745	3,837,751
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)(a)	2,465	2,283,290
3.25%, 06/01/27 (Call 03/01/27)(a)	1,805	1,735,167
3.35%, 11/01/25 (Call 08/01/25)	1,057	1,042,916
3.40%, 08/01/24 (Call 05/01/24)	1,205	1,209,294
3.80%, 03/01/28 (Call 12/01/27)	5,760	5,740,579
4.25%, 03/15/29 (Call 12/15/28)	1,500	1,544,879
FedEx Corp. 3.20%, 02/01/25	1,125	1,106,365
3.25%, 04/01/26 (Call 01/01/26)(a)	2,745	2,671,003
3.30%, 03/15/27 (Call 12/15/26)	485	465,357
3.40%, 02/15/28 (Call 11/15/27)(a)	2,117	2,029,514
4.20%, 10/17/28 (Call 07/17/28)(a)	2,415	2,463,749
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	3,000	2,993,179
Kansas City Southern, 3.13%, 06/01/26 (Call 03/01/26)	20	18,582
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(b)	4,375	4,457,031
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,025	1,003,291
Norfolk Southern Corp. 2.90%, 06/15/26 (Call 03/15/26)	595	572,521
3.15%, 06/01/27 (Call 03/01/27)	1,475	1,422,283
3.65%, 08/01/25 (Call 06/01/25)	1,990	2,014,764
3.80%, 08/01/28 (Call 05/01/28)	75	75,514
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	4,375	4,331,250
Union Pacific Corp. 2.75%, 03/01/26 (Call 12/01/25)	1,420	1,353,269
3.00%, 04/15/27 (Call 01/15/27)(a)	875	834,910
3.25%, 08/15/25 (Call 05/15/25)(a)	940	934,626
3.70%, 03/01/29 (Call 12/01/28)(a)	4,215	4,197,334
3.75%, 03/15/24 (Call 12/15/23)	209	213,272
3.75%, 07/15/25 (Call 05/15/25)(a)	3,191	3,257,272
3.95%, 09/10/28 (Call 06/10/28)	3,200	3,271,269
United Parcel Service Inc. 2.40%, 11/15/26 (Call 08/15/26)(a)	1,250	1,173,555
2.80%, 11/15/24 (Call 09/15/24)	1,400	1,379,527
3.05%, 11/15/27 (Call 08/15/27)	2,785	2,717,817

		79,347,370

Trucking & Leasing —0.4%
Aviation Capital Group LLC, 4.88%, 10/01/25
(Call 07/01/25)(b)	4,175	4,238,983
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)(a)	785	738,136
3.25%, 09/15/26 (Call 06/15/26)	390	360,555

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
3.50%, 03/15/28 (Call 12/15/27)	$1,165	$1,079,520
3.85%, 03/30/27 (Call 12/30/26)	545	524,892
4.35%, 02/15/24 (Call 01/15/24)(a)	2,000	2,030,274
4.55%, 11/07/28 (Call 08/07/28)	1,000	995,296
4.70%, 04/01/29 (Call 01/01/29)	1,000	1,013,179
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/24 (Call 01/01/24)(b)	3,360	3,335,058
3.95%, 03/10/25 (Call 01/10/25)(b)	150	147,756
4.20%, 04/01/27 (Call 01/01/27)(b)	4,700	4,589,074
4.45%, 01/29/26 (Call 11/29/25)(b)	2,500	2,500,846

		21,553,569

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/28 (Call 06/01/28)	2,295	2,314,237
2.95%, 09/01/27 (Call 06/01/27)	1,816	1,726,513
3.00%, 12/01/26 (Call 09/01/26)	20	18,989
3.40%, 03/01/25 (Call 12/01/24)	2,749	2,739,642
3.85%, 03/01/24 (Call 12/01/23)	245	250,942
United Utilities PLC, 6.88%, 08/15/28	144	168,623
		7,218,946

Total Corporate Bonds & Notes — 97.3% (Cost: $5,398,021,751)		5,393,529,427

Foreign Government Obligations(g)

South Korea — 0.3%
Korea Gas Corp. 2.25%, 07/18/26(b)	2,000	1,822,150
3.13%, 07/20/27(a)(b)	4,365	4,189,231
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)(b)	2,800	2,671,843
Korea National Oil Corp., 2.50%, 10/24/26(b)	7,000	6,481,265

		15,164,489

Total Foreign Government Obligations — 0.3% (Cost: $14,737,555)		15,164,489

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(h)(i)(j)	683,440	$683,712,889
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(h)(i)	143,172	143,172,404

		826,885,293

Total Short-Term Investments — 14.9% (Cost: $826,641,619)		826,885,293

Total Investments in Securities — 112.5% (Cost: $6,239,400,925)		6,235,579,209

Other Assets, Less Liabilities — (12.5)%		(691,767,831)

Net Assets — 100.0%		$5,543,811,378

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date. (g) Investments are denominated in U.S. dollars. (h) Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	632,161	51,279	(b)	—	683,440	$683,712,889	$2,591,249	(c)	$43,227	$197,425
BlackRock Cash Funds: Treasury, SL Agency Shares	61,256	81,916	(b)	—	143,172	143,172,404	1,480,045		—	—
PNC Bank N.A. 1.45%, 07/29/19(d)	1,750	—		(1,750)	—	N/A	8,393		(22,172)	28,882
1.95%, 03/04/19(d)	2,410	—		(2,410)	—	N/A	3,519		(19,851)	20,595
2.25%, 07/02/19(d)	4,140	—		(4,140)	—	N/A	21,034		(45,040)	57,116
2.30%, 06/01/20(d)	3,440	—		(3,440)	—	N/A	28,283		(55,441)	41,213
2.40%, 10/18/19(d)	1,500	—		(1,500)	—	N/A	8,742		(13,069)	13,670
2.45%, 11/05/20(d)	1,250	—		(1,250)	—	N/A	6,634		(39,398)	36,642
2.45%, 07/28/22(d)	250	—		(250)	—	N/A	2,942		(5,485)	3,843
2.70%, 11/01/22(d)	1,500	—		(1,500)	—	N/A	20,139		(22,433)	4,686
2.95%, 01/30/23(d)	3,000	750		(3,750)	—	N/A	45,563		(87,168)	49,542
2.95%, 02/23/25(d)	300	750		—	1,050	N/A	31,032		—	14,502

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)		Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
3.10%,10/25/27(d)	4,615	250	—	4,865	$	N/A	$149,518	$—	$180,148
3.25%, 06/01/25(d)	—	5,000	—	5,000		N/A	75,425	—	—
3.25%, 01/22/28(d)	—	5,000	(915)	4,085		N/A	112,276	(6,039)	—
3.30%,10/30/24(d)	272	—	—	272		N/A	7,418	—	13,106
3.80%, 07/25/23(d)	1,500	715	(2,215)	—		N/A	34,115	8,918	(28,791)
4.05%, 07/26/28(d)	—	720	—	720		N/A	14,878	—	—
4.25%, 07/01/18(d)	220	—	(220)	—		N/A	2,188	—	(219)
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(d)	5,595	—	(5,595)	—		N/A	60,805	(176,296)	113,449
3.15%, 05/19/27(d)	2,300	9	(140)	2,169		N/A	70,291	(5,602)	96,933
3.30%, 03/08/22(d)	1,937	—	(1,937)	—		N/A	27,281	(2,727)	(20,212)
3.90%, 04/29/24(d)	1,000	750	(300)	1,450		N/A	47,488	2,431	(18,079)
4.38%, 08/11/20(d)	3,102	—	(3,102)	—		N/A	23,523	(39,339)	28,309
5.13%, 02/08/20(d)	566	—	(566)	—		N/A	3,100	(1,920)	1,152
6.88%, 05/15/19(d)	170	—	(170)	—		N/A	756	(1,042)	1,398

						$826,885,293	$4,876,637	$(488,446)	$835,310

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,578,391

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$(19,242,500)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® Intermediate-Term Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,393,529,427	$—	$5,393,529,427
Foreign Government Obligations	—	15,164,489	—	15,164,489
Money Market Funds	826,885,293	—	—	826,885,293

	$826,885,293	$5,408,693,916	$—	$6,235,579,209

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities

February 28, 2019

iShares Intermediate-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,408,693,916
Affiliated(c)	826,885,293
Cash	109,463
Receivables:
Investments sold	70,922,368
Securities lending income — Affiliated	196,053
Capital shares sold	11,165,467
Dividends	192,524
Interest	57,423,881

Total assets	6,375,588,965

LIABILITIES
Collateral on securities loaned, at value	683,336,034
Payables:
Investments purchased	148,197,127
Investment advisory fees	244,426

Total liabilities	831,777,587

NET ASSETS	$5,543,811,378

NET ASSETS CONSIST OF:
Paid-in capital	$5,654,487,277
Accumulated loss	(110,675,899)

NET ASSETS	$5,543,811,378

Shares outstanding(d)	102,900,000

Net asset value(d)	$53.88

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$658,438,489
(b) Investments, at cost — Unaffiliated	$5,412,759,306
(c) Investments, at cost — Affiliated	$826,641,619
(d) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statement of Operations

Year Ended February 28, 2019

iShares Intermediate-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,480,045
Interest — Unaffiliated	213,871,161
Interest — Affiliated	805,343
Securities lending income — Affiliated — net	2,591,249
Other income — Unaffiliated	94,918

Total investment income	218,842,716

EXPENSES
Investment advisory fees	6,647,867

Total expenses	6,647,867

Less:
Investment advisory fees waived	(633,342)

Total expenses after fees waived	6,014,525

Net investment income	212,828,191

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(102,900,985)
Investments — Affiliated	(461,659)
In-kind redemptions — Unaffiliated	(30,205,393)
In-kind redemptions — Affiliated	(26,787)
Futures contracts	5,578,391

Net realized loss	(128,016,433)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	131,203,698
Investments — Affiliated	835,310

Net change in unrealized appreciation (depreciation)	132,039,008

Net realized and unrealized gain	4,022,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$216,850,766

See notes to financial statements.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Intermediate-Term Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$212,828,191	$186,210,955
Net realized gain (loss)	(128,016,433)	6,789,158
Net change in unrealized appreciation (depreciation)	132,039,008	(138,380,176)

Net increase in net assets resulting from operations	216,850,766	54,619,937

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(213,637,628)	(182,970,994)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,652,189,809)	422,903,198

NET ASSETS(b)
Total increase (decrease) in net assets	(1,648,976,671)	294,552,141
Beginning of year	7,192,788,049	6,898,235,908

End of year	$5,543,811,378	$7,192,788,049

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate-Term Corporate Bond ETF
	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)	Year Ended 02/28/15 (a)

Net asset value, beginning of year	$53.64	$54.53	$54.06	$55.16	$54.64

Net investment income(b)	1.83	1.40	1.34	1.34	1.34
Net realized and unrealized gain (loss)(c)	0.26	(0.91)	0.46	(1.09)	0.52

Net increase from investment operations	2.09	0.49	1.80	0.25	1.86

Distributions(d)
From net investment income	(1.85)	(1.38)	(1.33)	(1.35)	(1.34)

Total distributions	(1.85)	(1.38)	(1.33)	(1.35)	(1.34)

Net asset value, end of year	$53.88	$53.64	$54.53	$54.06	$55.16

Total Return
Based on net asset value	4.01%	0.87%	3.34%	0.51%	3.41%

Ratios to Average Net Assets
Total expenses	0.11%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.10%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.45%	2.56%	2.44%	2.46%	2.45%

Supplemental Data
Net assets, end of year (000)	$5,543,811	$7,192,788	$6,898,236	$6,054,686	$6,430,884

Portfolio turnover rate(e)	86%	21%	16%	16%	7%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate-Term Corporate Bond(a)	Diversified

(a)	Formerly the iShares Intermediate Credit Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate-Term Corporate Bond
Barclays Bank PLC	$38,961,631	$38,961,631		$—	$—
Barclays Capital Inc.	20,621,693	20,621,693		—	—
BNP Paribas Prime Brokerage International Ltd.	6,266,125	6,266,125		—	—
Citigroup Global Markets Inc.	42,785,681	42,785,681		—	—
Credit Suisse Securities (USA) LLC	17,181,029	17,181,029		—	—
Deutsche Bank Securities Inc.	23,611,497	23,611,497		—	—
Goldman Sachs & Co.	71,916,879	71,916,879		—	—
HSBC Securities (USA) Inc.	29,516,043	29,516,043		—	—
Jefferies LLC	7,971,066	7,971,066		—	—
JPMorgan Securities LLC	147,347,641	147,347,641		—	—
Merrill Lynch, Pierce, Fenner & Smith	19,535,084	19,535,084		—	—
Morgan Stanley & Co. LLC	51,727,688	51,727,688		—	—
MUFG Securities Americas Inc.	11,719,719	11,719,719		—	—
Nomura Securities International Inc.	8,290,447	8,290,447		—	—
RBC Capital Markets LLC	73,414,202	73,414,202		—	—
Scotia Capital (USA) Inc.	6,441,221	6,441,221		—	—
State Street Bank & Trust Company	726,377	726,377		—	—
UBS AG	4,825,814	4,825,814		—	—
UBS Securities LLC	2,511,810	2,511,810		—	—
Wells Fargo Securities LLC	73,066,842	73,066,842		—	—

	$658,438,489	$658,438,489		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.20% to 0.06%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Fund paid BTC $831,076 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$7,596,971	$222,740,201

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$5,291,994,913	$5,218,161,624

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate-Term Corporate Bond	$664,016,524	$2,391,844,486

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Intermediate-Term Corporate Bond	$(30,872,996)	$30,872,996

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
Intermediate-Term Corporate Bond Ordinary income	$213,637,628	$182,970,994

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Intermediate-Term Corporate Bond	$16,415,949	$(121,712,986)		$(5,378,862)		$(110,675,899)

(a)	Amounts available to offset future realized capital gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate-Term Corporate Bond	$6,240,958,071	$42,246,200	$(47,625,062)	$(5,378,862)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (”Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19			Year Ended 02/28/18

iShares ETF	Shares		Amount	Shares		Amount

Intermediate-Term Corporate Bond
Shares sold	15,350,000	(a)	$816,424,802	34,400,000	(a)	$1,883,914,841
Shares redeemed	(46,550,000	)(a)	(2,468,614,611)	(26,800,000	)(a)	(1,461,011,643)

Net increase(decrease)	(31,200,000)		$(1,652,189,809)	7,600,000		$422,903,198

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a two-for-one stock split for the Fund, effective after the close of trading on August 7, 2018. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income

Intermediate-Term Corporate Bond	$182,970,994

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income

Intermediate-Term Corporate Bond	$17,268,155

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Intermediate-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Intermediate-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	45

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

Intermediate-Term Corporate Bond	$137,297,890

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest

Intermediate-Term Corporate Bond	$737,434

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate-Term Corporate Bond(a)	$1.837432	$—	$0.010180	$1.847612	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate-Term Corporate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,061	84.34
At NAV	40	3.18
Less than 0.0% and Greater than –0.5%	156	12.40

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Intermediate-Term Corporate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

S U P P L E M E N T A L I N F O R M A T I O N	47

Supplemental Information  (unaudited) (continued)

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay- for- performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 562.57 thousand. This figure is comprised of fixed remuneration of USD 243.11 thousand and variable remuneration of USD 319.45 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 78.1 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 10.24 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009- 2018); Trustee of Salient MF Trust (4 portfolios) (2015- 2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	49

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).

Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012- 2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006- 2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001- 2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S.iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016)	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2019 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 3.17% for the reporting period.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling yields. The economy grew at annualized rates above 3% during the second and third quarters of 2018, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period economic growth decelerated to below 3%, inflation eased, and intermediate-to-long-maturity Treasury yields declined.

U.S. economic growth reached a 4.2% annualized rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. In the fourth quarter of 2018 economic growth declined to 2.6%, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates. The annual inflation rate also declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.50% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period. Declines in growth and inflation contributed to lower intermediate-to-long-term Treasury yields by the end of the reporting period. An increase in demand for less risky investments, amid a sharp sell-off in stocks and increasing political uncertainty — resulting from retaliatory tariffs between the U.S. and China and a 35-day partial U.S. government shutdown — also contributed to the decline.

In this environment, AAA and government-equivalent securities generally gained the most, while BBB bonds — the lowest-rated portion of the investment-grade market and therefore the most economically sensitive — were among the poorest performers. The market’s bias toward higher quality was also reflected in the broad sector performance, where corporate bonds gained the least, U.S. Treasury and government agency securities performed in line with the broad bond market, and high-quality mortgage-backed securities (“MBS”) posted the highest gains.

MBS outperformed other sectors of the bond market as the rate of both foreclosures and delinquencies on residential mortgage payments declined to the lowest level in 18 years during the reporting period. Supply and demand effects were mixed, however. Mortgage origination slowed as refinancing volume declined to its lowest level in 18 years and the pace of new and existing home sales declined, thereby limiting the supply of MBS. Simultaneously, the Fed increased efforts to reduce its balance sheet, removing a large source of demand and support for MBS prices. Ultimately, the combination of high credit quality with slightly higher yields than U.S. Treasuries benefited MBS performance.

With regards to corporate bonds, concerns about the pace of future economic growth and investor risk aversion meant investment-grade corporate bonds posted the poorest performance in a decade during calendar year 2018. Nevertheless, credit fundamentals and supply generally benefited corporate bond performance. Strong earnings growth and a slower pace of bond issuance meant the ratio of debt to earnings generally improved, reducing debt on corporate balance sheets.

M A R K E T O V E R V I E W	5

Fund Summary as of February 28, 2019	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.13%	2.28%	3.56%	3.13%	11.91%	41.93%
Fund Market	3.15	2.26	3.48	3.15	11.82	40.75
Index	3.17	2.32	3.71	3.17	12.13	43.97

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,019.70	$ 0.20		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of February 28, 2019 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	69.4%
Corporate Bonds & Notes	25.9
Foreign Government Obligations	2.9
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.6

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	73.0%
Aa	3.0
A	10.0
Baa	12.8
Ba	0.7
Not Rated	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs ( in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,367,567
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,699,307
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51	10,616	10,873,811
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	7,270,826
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,451,820
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,422,855
Series 2014-GC25, Class AA, 3.37%, 10/10/47	10,000	10,098,405
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,327,185
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,220,714
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,670,112
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	11,060,140
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	14,153,751
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	20,679,612
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,451,600
Series 2013-CR12, Class A4, 4.05%, 10/10/46	6,000	6,216,563
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,906,429
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,243,315
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	10,023,504
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	13,235,300
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	13,202,763
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	17,347,300
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,746,867
Series 2015-DC1, Class C, 4.35%, 02/10/48(a)	3,000	2,967,076
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	15,823,926
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,296,040
Series 2015-PC1, Class A2, 3.15%, 07/10/50	3,000	3,000,534
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,746,984
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,189,732
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,081,081
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,080,635
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,915,667
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	27,763,430
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	965,845
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,130,163
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	4,999,125
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,482,711
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,200,511
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	1,999,281
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	10,200,936
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,669,012
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	5,947,878
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,093,169
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 08/15/19)	2,792	2,789,151
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,196,454

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	$9,660	$10,000,142
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,892,750
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.87%, 07/15/47	4,052	4,045,768
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,245,285
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	5,007,980
Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	1,600	1,662,934
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)	8,166	8,414,191
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,005,374
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,895,981
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,431,350
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	17,377,012
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,528,849
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	12,007,431
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	718,111
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	18,150	18,612,823
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,365,104
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,513,928
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	26,109,326
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	15,616,432
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	17,085,907
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,561,899
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	11,429,432
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	2,954	2,935,751
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,051,088
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	26,899,720
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	11,672,762
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,402,575

		700,698,992

Total Collaterized Mortgage Obligations — 1.2% (Cost: $707,856,166)		700,698,992

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	660	666,607
3.75%, 02/15/23	4,445	4,436,021
4.00%, 03/15/22	110	111,455
4.20%, 04/15/24	1,326	1,337,669
4.65%, 10/01/28 (Call 07/01/28)	140	141,708
5.40%, 10/01/48 (Call 04/01/48)	865	835,919
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	925	893,661
3.63%, 05/01/22	10,230	10,306,316
3.65%, 11/01/24 (Call 08/01/24)	685	677,568
4.45%, 08/15/20	1,151	1,173,893
WPP Finance 2010
3.63%, 09/07/22	1,300	1,281,969
3.75%, 09/19/24	3,295	3,172,525
4.75%, 11/21/21	3,405	3,477,424

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Advertising (continued)
5.13%, 09/07/42	$2,050	$1,773,188
5.63%, 11/15/43	1,635	1,514,321

		31,800,244

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	333,798
1.88%, 06/15/23 (Call 04/15/23)	1,095	1,048,222
2.13%, 03/01/22 (Call 02/01/22)	2,400	2,353,752
2.20%, 10/30/22 (Call 08/30/22)	155	151,289
2.25%, 06/15/26 (Call 03/15/26)	2,585	2,415,269
2.35%, 10/30/21	550	543,879
2.50%, 03/01/25 (Call 12/01/24)	95	91,714
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,109,230
2.80%, 03/01/23 (Call 02/01/23)	1,365	1,360,864
2.80%, 03/01/24 (Call 02/01/24)	120	119,010
2.80%, 03/01/27 (Call 12/01/26)	2,496	2,407,068
2.85%, 10/30/24 (Call 07/30/24)	2,520	2,501,629
3.20%, 03/01/29 (Call 12/01/28)	660	647,935
3.25%, 03/01/28 (Call 12/01/27)	415	413,373
3.30%, 03/01/35 (Call 09/01/34)	645	599,457
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,891,974
3.45%, 11/01/28 (Call 08/01/28)	785	793,564
3.50%, 03/01/39 (Call 09/01/38)	850	803,811
3.50%, 03/01/45 (Call 09/01/44)	1,970	1,770,931
3.55%, 03/01/38 (Call 09/01/37)	1,580	1,509,832
3.65%, 03/01/47 (Call 09/01/46)	1,330	1,259,124
3.83%, 03/01/59 (Call 09/01/58)	185	175,321
3.85%, 11/01/48 (Call 05/01/48)	505	496,481
5.88%, 02/15/40	50	62,322
6.13%, 02/15/33	25	31,376
6.63%, 02/15/38	415	543,600
6.88%, 03/15/39	770	1,043,612
7.95%, 08/15/24	250	311,715
Embraer Netherlands Finance BV
5.05%, 06/15/25	2,100	2,226,693
5.40%, 02/01/27	4,475	4,842,666
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,880	1,794,103
2.13%, 08/15/26 (Call 05/15/26)	2,315	2,140,472
2.25%, 11/15/22 (Call 08/15/22)	6,498	6,349,521
2.38%, 11/15/24 (Call 09/15/24)	255	244,884
2.63%, 11/15/27 (Call 08/15/27)	1,725	1,626,606
3.00%, 05/11/21	5,000	5,020,150
3.38%, 05/15/23 (Call 04/15/23)	455	461,957
3.50%, 05/15/25 (Call 03/15/25)	3,570	3,631,904
3.60%, 11/15/42 (Call 05/14/42)	15	14,367
3.75%, 05/15/28 (Call 02/15/28)	2,095	2,147,354
3.88%, 07/15/21 (Call 04/15/21)	2,220	2,264,777
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	50	49,720
3.83%, 04/27/25 (Call 01/27/25)	1,060	1,062,533
4.40%, 06/15/28 (Call 03/15/28)	2,090	2,151,404
4.85%, 04/27/35 (Call 10/27/34)	1,363	1,409,765
5.05%, 04/27/45 (Call 10/27/44)	2,325	2,475,381
6.15%, 12/15/40	440	519,988
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	2,620	2,658,697
3.85%, 12/15/26 (Call 09/15/26)	2,110	2,100,568
3.95%, 05/28/24 (Call 02/28/24)	761	766,875

Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 06/15/28 (Call 03/15/28)	$2,250	$2,312,077
4.95%, 02/15/21 (Call 11/15/20)	2,297	2,361,431
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	3,690	3,663,137
2.90%, 03/01/25 (Call 12/01/24)	747	732,224
3.10%, 01/15/23 (Call 11/15/22)	1,271	1,273,822
3.35%, 09/15/21	2,914	2,947,249
3.55%, 01/15/26 (Call 10/15/25)	5,070	5,154,973
3.60%, 03/01/35 (Call 09/01/34)	3,188	3,027,420
3.80%, 03/01/45 (Call 09/01/44)	4,482	4,215,814
4.07%, 12/15/42	5,228	5,122,133
4.09%, 09/15/52 (Call 03/15/52)	1,470	1,418,241
4.50%, 05/15/36 (Call 11/15/35)	1,665	1,749,199
4.70%, 05/15/46 (Call 11/15/45)	4,401	4,743,002
5.72%, 06/01/40	500	592,505
Series B, 6.15%, 09/01/36	1,035	1,274,064
Northrop Grumman Corp.
2.08%, 10/15/20	2,403	2,370,728
2.55%, 10/15/22 (Call 09/15/22)	2,708	2,660,448
2.93%, 01/15/25 (Call 11/15/24)	4,135	4,012,893
3.20%, 02/01/27 (Call 11/01/26)	6,469	6,235,728
3.25%, 08/01/23	7,409	7,424,337
3.25%, 01/15/28 (Call 10/15/27)	2,732	2,615,344
3.50%, 03/15/21	2,250	2,275,605
3.85%, 04/15/45 (Call 10/15/44)	3,005	2,752,911
4.03%, 10/15/47 (Call 04/15/47)	4,720	4,416,032
4.75%, 06/01/43	2,055	2,145,975
5.05%, 11/15/40	695	746,993
Northrop Grumman Systems Corp.,
7.75%, 02/15/31	555	744,682
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,585	2,548,164
3.13%, 10/15/20	2,024	2,033,148
4.20%, 12/15/44 (Call 06/15/44)	510	529,686
4.70%, 12/15/41	900	998,226
4.88%, 10/15/40	105	118,160
7.20%, 08/15/27	1,765	2,235,267
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	3,365	3,319,606
3.10%, 11/15/21 (Call 08/15/21)	575	569,710
3.20%, 03/15/24 (Call 01/15/24)	2,620	2,568,465
3.50%, 03/15/27 (Call 12/15/26)	3,610	3,490,906
3.70%, 12/15/23 (Call 09/15/23)	1,785	1,794,103
4.35%, 04/15/47 (Call 10/15/46)	2,695	2,545,454
4.80%, 12/15/43 (Call 06/15/43)	2,680	2,695,973
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,170	1,119,983
3.95%, 06/15/23 (Call 05/15/23)	1,175	1,185,422
4.60%, 06/15/28 (Call 03/15/28)	1,500	1,490,790
United Technologies Corp.
1.90%, 05/04/20	1,325	1,308,650
1.95%, 11/01/21 (Call 10/01/21)	2,625	2,557,170
2.30%, 05/04/22 (Call 04/04/22)	1,840	1,795,803
2.65%, 11/01/26 (Call 08/01/26)	3,788	3,518,370
2.80%, 05/04/24 (Call 03/04/24)	2,810	2,729,212
3.10%, 06/01/22	12,646	12,625,008
3.13%, 05/04/27 (Call 01/04/27)	3,130	2,978,038
3.35%, 08/16/21	320	322,829
3.65%, 08/16/23 (Call 07/16/23)	2,700	2,742,282
3.75%, 11/01/46 (Call 05/01/46)	4,600	4,063,456
3.95%, 08/16/25 (Call 06/16/25)	315	321,196

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.05%, 05/04/47 (Call 11/04/46)	$2,865	$2,645,111
4.13%, 11/16/28 (Call 08/16/28)	6,040	6,121,359
4.15%, 05/15/45 (Call 11/16/44)	4,965	4,651,013
4.45%, 11/16/38 (Call 05/16/38)	990	983,931
4.50%, 04/15/20	3,158	3,212,349
4.50%, 06/01/42	5,767	5,699,238
4.63%, 11/16/48 (Call 05/16/48)	2,725	2,740,587
5.40%, 05/01/35	995	1,083,456
5.70%, 04/15/40	6,413	7,235,018
6.05%, 06/01/36	971	1,121,243
6.13%, 07/15/38	6,627	7,790,038
6.70%, 08/01/28	475	570,029
7.50%, 09/15/29	325	414,872

		260,212,825

Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	2,440	2,180,506
2.85%, 08/09/22	3,251	3,198,236
2.95%, 05/02/23	355	348,198
3.49%, 02/14/22 (Call 01/14/22)(b)	425	427,928
3.80%, 02/14/24 (Call 01/14/24)	1,680	1,684,217
3.88%, 09/16/46 (Call 03/16/46)	2,955	2,239,654
4.00%, 01/31/24	3,632	3,675,221
4.25%, 08/09/42	2,020	1,629,009
4.50%, 05/02/43	4,256	3,542,524
4.75%, 05/05/21	8,358	8,638,494
4.80%, 02/14/29 (Call 11/14/28)	7,000	6,985,930
5.38%, 01/31/44(b)	6,130	5,743,381
5.80%, 02/14/39 (Call 08/14/38)	6,000	5,976,660
5.95%, 02/14/49 (Call 08/14/48)	4,395	4,379,530
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,472	3,269,131
3.38%, 03/15/22 (Call 02/15/22)	1,500	1,521,585
3.75%, 09/15/47 (Call 03/15/47)	700	653,772
4.02%, 04/16/43	736	721,125
4.48%, 03/01/21	4,190	4,317,585
4.50%, 03/15/49 (Call 09/15/48)	2,550	2,690,760
4.54%, 03/26/42	573	598,579
5.38%, 09/15/35	25	28,198
5.77%, 03/01/41(c)	1,498	1,798,199
BAT Capital Corp.
2.30%, 08/14/20	2,810	2,769,536
2.76%, 08/15/22 (Call 07/15/22)	2,145	2,085,927
3.22%, 08/15/24 (Call 06/15/24)	5,010	4,814,009
3.56%, 08/15/27 (Call 05/15/27)	9,931	9,097,193
4.39%, 08/15/37 (Call 02/15/37)	2,850	2,375,133
4.54%, 08/15/47 (Call 02/15/47)	3,575	2,881,521
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,265	1,229,163
3.25%, 08/15/26 (Call 05/15/26)	2,602	2,287,028
3.50%, 11/24/20(b)	2,805	2,802,644
3.75%, 09/25/27 (Call 06/25/27)	1,375	1,216,696
4.35%, 03/15/24 (Call 02/15/24)	3,050	3,018,463
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	925	907,795
2.13%, 05/10/23 (Call 03/10/23)	1,270	1,216,571
2.38%, 08/17/22 (Call 07/17/22)	2,840	2,769,710
2.50%, 08/22/22	1,725	1,689,810
2.50%, 11/02/22 (Call 10/02/22)	1,500	1,468,530
2.63%, 02/18/22 (Call 01/18/22)	1,105	1,089,464

Security	Par (000)	Value

Agriculture (continued)
2.63%, 03/06/23	$493	$482,445
2.75%, 02/25/26 (Call 11/25/25)	4,411	4,162,087
2.90%, 11/15/21	2,525	2,512,173
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,670,672
3.13%, 03/02/28 (Call 12/02/27)(b)	300	285,294
3.25%, 11/10/24	2,769	2,751,361
3.38%, 08/11/25 (Call 05/11/25)	2,940	2,930,122
3.60%, 11/15/23	1,755	1,781,623
3.88%, 08/21/42	1,536	1,334,907
4.13%, 05/17/21	2,700	2,763,909
4.13%, 03/04/43	3,530	3,168,952
4.25%, 11/10/44	4,364	3,991,271
4.38%, 11/15/41	826	768,139
4.50%, 03/26/20	1,870	1,902,314
4.50%, 03/20/42	2,515	2,369,809
4.88%, 11/15/43	2,025	1,996,994
6.38%, 05/16/38	3,558	4,178,302
Reynolds American Inc.
3.25%, 06/12/20	8,019	8,012,264
4.00%, 06/12/22	3,090	3,126,493
4.45%, 06/12/25 (Call 03/12/25)	10,105	10,199,381
4.85%, 09/15/23	287	298,248
5.70%, 08/15/35 (Call 02/15/35)	3,802	3,745,730
5.85%, 08/15/45 (Call 02/12/45)	12,936	12,274,194
6.15%, 09/15/43	905	893,697
6.88%, 05/01/20	5,073	5,275,007
7.25%, 06/15/37	1,200	1,333,056

		194,176,059

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	963	961,012
Series 2013-2, Class A, 4.95%, 07/15/24	1,787	1,840,270
Series 2014-1, Class A, 3.70%, 04/01/28	2,972	2,920,951
Series 2015-1, Class A, 3.38%, 11/01/28	5,479	5,298,245
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	353	344,007
Series 2016-1, Class AA, 3.58%, 07/15/29	594	579,929
Series 2016-3, Class AA, 3.00%, 04/15/30	339	319,371
Series 2017-1, Class AA, 3.65%, 02/15/29	3,893	3,803,307
Series 2017-2, Class AA, 3.35%, 04/15/31	102	98,201
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	1,823	1,839,907
Series 2012-2, Class A, 4.00%, 10/29/24	213	213,894
Delta Air Lines Inc.
2.60%, 12/04/20	1,630	1,609,234
3.40%, 04/19/21	1,180	1,178,442
3.63%, 03/15/22 (Call 02/15/22)	4,355	4,340,890
3.80%, 04/19/23 (Call 03/19/23)	2,569	2,557,028
4.38%, 04/19/28 (Call 01/19/28)	2,350	2,262,698
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	53	58,020
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	3,297	3,193,219
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	3,915	3,892,293
2.75%, 11/16/22 (Call 10/16/22)	1,180	1,163,704
3.00%, 11/15/26 (Call 08/15/26)	2,060	1,952,365
3.45%, 11/16/27 (Call 08/16/27)	1,730	1,682,736
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	1,487	1,491,148

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26	$425	$435,309
Series 2013-1, Class A, 3.95%, 05/15/27	115	114,600
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(b)	3,101	3,106,444
Series 2014-2, Class A, 3.75%, 03/03/28	3,252	3,233,700
Series 2015-1, Class AA, 3.45%, 06/01/29	3,262	3,172,263
Series 2016-1, Class AA, 3.10%, 01/07/30	2,574	2,437,619
Series 2016-2, Class AA, 2.88%, 04/07/30	1,137	1,065,610
Series 2018-1, Class AA, 3.50%, 09/01/31	2,000	1,938,780

		59,105,196

Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,875	1,842,694
2.38%, 11/01/26 (Call 08/01/26)	3,645	3,444,051
3.38%, 11/01/46 (Call 05/01/46)	2,600	2,360,046
3.63%, 05/01/43 (Call 11/01/42)	839	796,085
3.88%, 11/01/45 (Call 05/01/45)	2,560	2,528,333
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	2,525	2,501,114
3.75%, 09/15/25 (Call 07/15/25)	2,510	2,522,726
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	1,880	1,904,026
6.45%, 11/01/37	635	778,948

		18,678,023

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.65%, 07/12/21	2,355	2,287,200
1.70%, 09/09/21	2,859	2,769,885
1.95%, 07/20/20	1,240	1,223,384
2.30%, 09/09/26	1,215	1,121,105
2.45%, 09/24/20	1,860	1,846,906
2.60%, 11/16/22	1,425	1,401,445
2.65%, 02/12/21	3,245	3,229,294
2.90%, 02/16/24	1,275	1,257,328
3.00%, 06/16/20	1,000	1,002,100
3.15%, 01/08/21	250	251,128
3.38%, 12/10/21	2,000	2,022,060
3.45%, 07/14/23	1,710	1,733,598
3.50%, 02/15/28	1,450	1,451,232
3.55%, 01/12/24	2,620	2,663,833
3.63%, 10/10/23	2,000	2,042,840
Series A, 2.15%, 03/13/20	2,000	1,984,760
Daimler Finance North America LLC, 8.50%, 01/18/31	4,630	6,332,636
Ford Holdings LLC, 9.30%, 03/01/30	580	663,543
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	3,740	3,389,188
4.75%, 01/15/43	5,995	4,576,043
5.29%, 12/08/46 (Call 06/08/46)	3,825	3,082,797
6.38%, 02/01/29	900	894,177
6.63%, 10/01/28	1,365	1,391,099
7.40%, 11/01/46	1,260	1,258,135
7.45%, 07/16/31	4,896	5,167,973
Ford Motor Credit Co. LLC
2.34%, 11/02/20	4,850	4,726,034
2.43%, 06/12/20	3,215	3,157,291
2.46%, 03/27/20	1,000	987,880
2.98%, 08/03/22 (Call 07/03/22)	2,550	2,404,599
3.10%, 05/04/23	1,570	1,443,866

Security	Par (000)	Value

Auto Manufacturers (continued)
3.16%, 08/04/20	$2,100	$2,076,942
3.20%, 01/15/21	3,330	3,278,951
3.22%, 01/09/22	3,425	3,290,534
3.34%, 03/18/21	6,672	6,545,299
3.34%, 03/28/22 (Call 02/28/22)	3,210	3,086,319
3.47%, 04/05/21	950	934,088
3.66%, 09/08/24	4,000	3,646,160
3.81%, 10/12/21	745	735,173
3.81%, 01/09/24 (Call 11/09/23)	2,890	2,683,856
3.82%, 11/02/27 (Call 08/02/27)(b)	2,500	2,121,325
4.13%, 08/04/25	5,630	5,141,879
4.25%, 09/20/22	4,110	4,033,801
4.38%, 08/06/23	615	597,473
4.39%, 01/08/26	4,900	4,474,484
4.69%, 06/09/25 (Call 04/09/25)	675	637,220
5.60%, 01/07/22	250	256,138
5.75%, 02/01/21	2,100	2,156,175
5.88%, 08/02/21	7,470	7,720,917
General Motors Co.
4.00%, 04/01/25	850	828,427
4.20%, 10/01/27 (Call 07/01/27)	1,010	945,310
4.88%, 10/02/23	4,919	5,062,192
5.00%, 10/01/28 (Call 07/01/28)	1,500	1,470,465
5.00%, 04/01/35	1,753	1,562,098
5.15%, 04/01/38 (Call 10/01/37)	1,250	1,120,813
5.20%, 04/01/45	4,738	4,127,603
5.40%, 04/01/48 (Call 10/01/47)	1,325	1,181,489
5.95%, 04/01/49 (Call 10/01/48)	400	380,808
6.25%, 10/02/43	5,193	5,132,086
6.60%, 04/01/36 (Call 10/01/35)	4,692	4,853,874
6.75%, 04/01/46 (Call 10/01/45)	3,100	3,194,209
General Motors Financial Co. Inc.
2.45%, 11/06/20	3,100	3,048,757
2.65%, 04/13/20	2,950	2,931,887
3.15%, 06/30/22 (Call 05/30/22)	4,275	4,191,894
3.20%, 07/13/20 (Call 06/13/20)	2,195	2,195,878
3.20%, 07/06/21 (Call 06/06/21)	330	326,542
3.25%, 01/05/23 (Call 12/05/22)	2,067	2,017,351
3.45%, 01/14/22 (Call 12/14/21)	7,025	6,999,640
3.45%, 04/10/22 (Call 02/10/22)	5,273	5,241,362
3.50%, 11/07/24 (Call 09/07/24)	3,685	3,485,273
3.55%, 04/09/21	290	290,255
3.70%, 11/24/20 (Call 10/24/20)	6,995	7,025,848
3.70%, 05/09/23 (Call 03/09/23)	2,850	2,805,454
3.85%, 01/05/28 (Call 10/05/27)	2,375	2,149,517
3.95%, 04/13/24 (Call 02/13/24)	1,715	1,668,901
4.00%, 01/15/25 (Call 10/15/24)	5,790	5,567,490
4.00%, 10/06/26 (Call 07/06/26)	1,790	1,674,599
4.15%, 06/19/23 (Call 05/19/23)	1,385	1,386,025
4.20%, 03/01/21 (Call 12/01/20)	2,550	2,581,518
4.20%, 11/06/21	695	703,583
4.30%, 07/13/25 (Call 04/13/25)	3,590	3,494,398
4.35%, 04/09/25 (Call 02/09/25)	655	640,380
4.35%, 01/17/27 (Call 10/17/26)	3,706	3,521,923
4.38%, 09/25/21	2,665	2,710,305
5.10%, 01/17/24 (Call 12/17/23)	2,358	2,410,654
5.25%, 03/01/26 (Call 12/01/25)	5,955	6,036,107
5.65%, 01/17/29 (Call 10/17/28)	1,600	1,629,152

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
1.65%, 08/11/21	$35	$33,876
2.05%, 11/13/20	1,020	1,005,985
2.25%, 02/25/21	1,065	1,052,774
2.30%, 08/10/22	1,500	1,461,495
2.50%, 08/14/20	1,050	1,043,616
2.80%, 03/01/21	575	573,022
2.85%, 03/01/22	380	379,628
3.10%, 05/10/21	735	734,544
3.15%, 08/09/21	880	880,678
3.40%, 08/09/23	650	651,060
Toyota Motor Corp.
3.18%, 07/20/21	1,500	1,512,540
3.42%, 07/20/23	2,600	2,638,766
3.67%, 07/20/28(b)	905	929,969
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,175	1,152,499
1.95%, 04/17/20	1,750	1,734,582
2.15%, 03/12/20	9,290	9,231,937
2.15%, 09/08/22	1,877	1,840,230
2.25%, 10/18/23	2,215	2,136,966
2.60%, 01/11/22	2,893	2,872,084
2.63%, 01/10/23	2,350	2,317,405
2.70%, 01/11/23	350	345,286
2.75%, 05/17/21	363	363,094
2.80%, 07/13/22	500	498,625
2.90%, 04/17/24	835	824,922
2.95%, 04/13/21	2,500	2,507,925
3.05%, 01/08/21	955	959,756
3.05%, 01/11/28	150	146,292
3.20%, 01/11/27	1,220	1,208,434
3.30%, 01/12/22	3,265	3,303,135
3.35%, 01/08/24	2,500	2,529,550
3.40%, 09/15/21	1,795	1,822,625
3.40%, 04/14/25	2,500	2,523,875
3.45%, 09/20/23	2,525	2,562,420
3.65%, 01/08/29(b)	2,120	2,153,729
4.25%, 01/11/21	3,000	3,077,820
4.50%, 06/17/20	580	592,180

		287,377,484

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,822	2,829,648
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	1,400	1,395,604
4.25%, 01/15/26 (Call 10/15/25)	1,187	1,185,837
4.35%, 03/15/29 (Call 12/15/28)	485	484,413
4.40%, 10/01/46 (Call 04/01/46)	790	685,562
5.40%, 03/15/49 (Call 09/15/48)	1,000	995,580
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	1,205	1,083,536
4.63%, 09/15/20	1,400	1,426,054
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	250	252,007
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	1,480	1,380,988
5.25%, 01/15/25 (Call 01/15/20)	2,860	2,931,471

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$1,080	$1,084,460
4.15%, 10/01/25 (Call 07/01/25)	1,290	1,329,139

		17,064,299

Banks — 5.9%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,350	1,354,334
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,000	2,009,320
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	660	652,344
2.30%, 06/01/21	3,280	3,224,043
2.55%, 11/23/21	2,500	2,462,550
2.63%, 05/19/22	5,000	4,915,950
2.70%, 11/16/20	3,200	3,185,536
3.70%, 11/16/25	2,500	2,544,975
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,970	1,965,154
Banco Santander SA
3.13%, 02/23/23	2,500	2,426,350
3.50%, 04/11/22	2,250	2,243,092
3.80%, 02/23/28	3,700	3,484,734
3.85%, 04/12/23	400	397,660
4.25%, 04/11/27	4,000	3,917,360
4.38%, 04/12/28	1,000	983,560
5.18%, 11/19/25	5,400	5,537,052
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	5,635	5,559,660
2.33%, 10/01/21 (Call 10/01/20)(a)(d)	7,150	7,067,417
2.37%, 07/21/21 (Call 07/21/20)(a)(d)	2,724	2,695,888
2.50%, 10/21/22 (Call 10/21/21)	4,871	4,760,380
2.63%, 10/19/20	9,038	8,995,069
2.63%, 04/19/21	2,895	2,876,385
2.74%, 01/23/22 (Call 01/23/21)(a)(d)	6,846	6,790,547
2.82%, 07/21/23 (Call 07/21/22)(a)(d)	5,262	5,175,966
2.88%, 04/24/23 (Call 04/24/22)(a)(d)	4,015	3,964,652
3.00%, 12/20/23 (Call 12/20/22)(a)(d)	18,287	18,057,315
3.09%, 10/01/25 (Call 10/01/24)(a)(d)	406	395,878
3.12%, 01/20/23 (Call 01/20/22)(a)(d)	5,330	5,306,655
3.25%, 10/21/27 (Call 10/21/26)	9,046	8,664,621
3.30%, 01/11/23	14,354	14,415,866
3.37%, 01/23/26 (Call 01/23/25)(a)(d)	930	914,385
3.42%, 12/20/28 (Call 12/20/27)(a)(d)	16,929	16,336,146
3.50%, 04/19/26	6,895	6,836,944
3.55%, 03/05/24 (Call 03/05/23)(a)(d)	945	949,678
3.59%, 07/21/28 (Call 07/21/27)(a)(d)	5,170	5,052,693
3.71%, 04/24/28 (Call 04/24/27)(a)(d)	6,675	6,579,013
3.82%, 01/20/28 (Call 01/20/27)(a)(d)	7,105	7,070,185
3.86%, 07/23/24 (Call 07/23/23)(a)(d)	3,455	3,512,802
3.88%, 08/01/25	13,810	14,081,090
3.95%, 01/23/49 (Call 01/23/48)(a)(d)	450	421,997
3.97%, 03/05/29 (Call 03/05/28)(a)(d)	9,150	9,171,411
3.97%, 02/07/30 (Call 02/07/29)(a)(d)	4,325	4,345,760
4.00%, 04/01/24	3,201	3,292,036
4.00%, 01/22/25	5,275	5,293,515
4.10%, 07/24/23	1,610	1,660,506
4.13%, 01/22/24	14,107	14,589,036
4.20%, 08/26/24	10,750	11,016,277
4.24%, 04/24/38 (Call 04/24/37)(a)(d)	3,175	3,154,934
4.25%, 10/22/26	7,020	7,064,015

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28)(a)(d)	$7,350	$7,549,920
4.44%, 01/20/48 (Call 01/20/47)(a)(d)	7,239	7,352,725
4.45%, 03/03/26	4,175	4,256,579
4.88%, 04/01/44	3,565	3,836,724
5.00%, 05/13/21	605	629,200
5.00%, 01/21/44	6,005	6,551,155
5.63%, 07/01/20	3,235	3,346,672
5.70%, 01/24/22	5,980	6,417,018
5.88%, 01/05/21	1,740	1,829,262
5.88%, 02/07/42	3,610	4,388,569
6.11%, 01/29/37	3,618	4,179,369
6.22%, 09/15/26	1,103	1,219,918
7.75%, 05/14/38	7,074	9,575,791
Series L, 2.25%, 04/21/20	3,655	3,629,671
Series L, 3.95%, 04/21/25	6,320	6,319,305
Series L, 4.18%, 11/25/27 (Call 11/25/26)	6,165	6,143,916
Series L, 4.75%, 04/21/45	1,045	1,063,726
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(a)(d)	1,345	1,351,443
6.00%, 10/15/36	5,491	6,574,484
Bank of Montreal
1.90%, 08/27/21	6,345	6,190,119
2.10%, 06/15/20	2,409	2,389,005
2.35%, 09/11/22	7,720	7,549,928
2.55%, 11/06/22 (Call 10/06/22)	4,095	4,014,042
3.10%, 07/13/20	2,100	2,109,030
3.80%, 12/15/32 (Call 12/15/27)(a)(d)	2,675	2,552,592
4.34%, 10/05/28 (Call 10/05/23)(a)(d)	300	302,196
Series D, 3.10%, 04/13/21	5,200	5,216,848
Series E, 3.30%, 02/05/24	3,000	2,994,000
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,665	1,634,997
2.20%, 08/16/23 (Call 06/16/23)	3,898	3,745,939
2.45%, 11/27/20 (Call 10/27/20)	4,060	4,034,503
2.45%, 08/17/26 (Call 05/17/26)	3,109	2,915,278
2.50%, 04/15/21 (Call 03/15/21)	3,922	3,887,251
2.60%, 08/17/20 (Call 07/17/20)	4,535	4,518,855
2.60%, 02/07/22 (Call 01/07/22)	2,165	2,148,351
2.66%, 05/16/23 (Call 05/16/22)(a)(d)	3,635	3,576,804
2.80%, 05/04/26 (Call 02/04/26)	1,849	1,780,735
2.95%, 01/29/23 (Call 12/29/22)	2,825	2,809,293
3.00%, 10/30/28 (Call 07/30/28)	3,307	3,124,718
3.25%, 09/11/24 (Call 08/11/24)	1,140	1,138,564
3.25%, 05/16/27 (Call 02/16/27)	1,665	1,644,038
3.30%, 08/23/29 (Call 05/23/29)	3,030	2,948,554
3.40%, 05/15/24 (Call 04/15/24)	4,126	4,158,265
3.40%, 01/29/28 (Call 10/29/27)	500	499,600
3.44%, 02/07/28 (Call 02/07/27)(a)(d)	4,660	4,646,952
3.45%, 08/11/23	2,000	2,025,320
3.50%, 04/28/23	1,410	1,430,544
3.55%, 09/23/21 (Call 08/23/21)	4,290	4,358,554
3.65%, 02/04/24 (Call 01/05/24)	2,875	2,933,276
3.85%, 04/28/28	1,000	1,033,930
3.95%, 11/18/25 (Call 10/18/25)	2,925	3,029,188
4.15%, 02/01/21	350	358,267
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,595	1,574,632
Bank of Nova Scotia (The)
1.85%, 04/14/20	25	24,739
2.15%, 07/14/20	400	396,024
2.35%, 10/21/20	5,933	5,877,645

Security	Par (000)	Value

Banks (continued)
2.45%, 03/22/21	$6,435	$6,371,680
2.45%, 09/19/22	4,725	4,632,579
2.50%, 01/08/21	695	689,586
2.70%, 03/07/22	8,019	7,945,225
2.80%, 07/21/21	2,425	2,414,815
3.13%, 04/20/21	5,425	5,446,320
3.40%, 02/11/24	10,000	10,006,100
4.38%, 01/13/21	2,025	2,076,415
4.50%, 12/16/25	2,875	2,950,785
Bank One Corp.
7.63%, 10/15/26	1,205	1,472,908
7.75%, 07/15/25	493	591,585
8.00%, 04/29/27	600	743,616
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	481	491,159
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	4,900	4,850,559
5.14%, 10/14/20	5,590	5,723,210
Barclays PLC
2.88%, 06/08/20	8,535	8,542,938
3.20%, 08/10/21	2,250	2,229,885
3.25%, 01/12/21	5,805	5,777,658
3.65%, 03/16/25	6,968	6,716,386
3.68%, 01/10/23 (Call 01/10/22)	3,346	3,312,339
4.34%, 05/16/24 (Call 05/16/23)(a)(d)	200	199,794
4.34%, 01/10/28 (Call 01/10/27)	4,319	4,184,679
4.38%, 01/12/26	9,732	9,651,906
4.61%, 02/15/23 (Call 02/15/22)(a)(d)	600	606,006
4.95%, 01/10/47	2,905	2,767,710
4.97%, 05/16/29 (Call 05/16/28)(a)(d)	2,275	2,299,433
5.25%, 08/17/45	5,330	5,339,061
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,330	3,266,730
2.15%, 02/01/21 (Call 01/01/21)	3,650	3,597,805
2.63%, 06/29/20 (Call 05/29/20)	4,405	4,385,970
2.75%, 04/01/22 (Call 03/01/22)	2,650	2,632,298
2.85%, 10/26/24 (Call 09/26/24)	3,800	3,723,354
3.20%, 09/03/21 (Call 08/03/21)	550	553,190
3.70%, 06/05/25 (Call 05/05/25)	1,136	1,159,720
3.75%, 12/06/23 (Call 11/06/23)	2,200	2,256,232
3.95%, 03/22/22 (Call 02/22/22)	1,205	1,226,341
BNP Paribas SA
2.38%, 05/21/20	1,730	1,719,845
3.25%, 03/03/23	2,500	2,513,600
4.25%, 10/15/24	2,350	2,362,995
5.00%, 01/15/21	10,326	10,698,872
BPCE SA
2.65%, 02/03/21	1,750	1,735,703
2.75%, 12/02/21	3,873	3,823,232
3.38%, 12/02/26	2,000	1,939,760
4.00%, 04/15/24	1,945	1,985,398
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	2,250	2,232,405
2.63%, 01/15/22 (Call 12/15/21)	2,200	2,179,892
2.85%, 04/01/21 (Call 03/01/21)	625	623,094
3.63%, 09/16/25 (Call 08/16/25)	3,700	3,721,830
3.80%, 10/30/26 (Call 09/30/26)	3,353	3,374,593
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	3,345	3,302,318
2.55%, 06/16/22	2,950	2,916,694

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 02/02/21	$2,400	$2,390,472
3.50%, 09/13/23	2,500	2,533,875
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	6,650	6,474,174
2.65%, 08/08/22 (Call 07/08/22)	2,400	2,339,976
2.95%, 07/23/21 (Call 06/23/21)	1,925	1,906,809
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	5,360	5,301,469
2.13%, 10/20/20 (Call 09/20/20)	9,100	8,980,153
2.85%, 02/12/21 (Call 01/12/21)	5,000	4,995,600
3.40%, 07/23/21 (Call 06/23/21)	2,240	2,258,547
3.65%, 01/23/24 (Call 12/23/23)	4,355	4,425,290
Citigroup Inc. 2.35%, 08/02/21	5,675	5,575,460
2.65%, 10/26/20	3,836	3,813,329
2.70%, 03/30/21	7,670	7,621,142
2.70%, 10/27/22 (Call 09/27/22)	2,300	2,260,210
2.75%, 04/25/22 (Call 03/25/22)	8,272	8,173,067
2.88%, 07/24/23 (Call 07/24/22)(a)(d)	5,358	5,280,095
2.90%, 12/08/21 (Call 11/08/21)	8,053	8,012,332
3.14%, 01/24/23 (Call 01/24/22)(a)(d)	5,375	5,354,306
3.20%, 10/21/26 (Call 07/21/26)	7,125	6,833,089
3.30%, 04/27/25	3,565	3,516,445
3.38%, 03/01/23	1,920	1,922,054
3.40%, 05/01/26	5,092	4,960,117
3.50%, 05/15/23	4,035	4,048,719
3.52%, 10/27/28 (Call 10/27/27)(a)(d)	8,370	8,100,570
3.67%, 07/24/28 (Call 07/24/27)(a)(d)	3,853	3,773,012
3.70%, 01/12/26	5,720	5,710,333
3.75%, 06/16/24	3,559	3,612,812
3.88%, 10/25/23	4,678	4,794,669
3.88%, 03/26/25	2,680	2,660,168
3.88%, 01/24/39 (Call 01/22/38)(a)(d)	3,975	3,777,919
3.89%, 01/10/28 (Call 01/10/27)(a)(d)	8,492	8,456,249
4.00%, 08/05/24	2,588	2,618,073
4.04%, 06/01/24 (Call 06/01/23)(a)(d)	2,875	2,940,406
4.05%, 07/30/22	2,475	2,526,455
4.08%, 04/23/29 (Call 04/23/28)(a)(d)	5,600	5,645,360
4.13%, 07/25/28	4,237	4,168,954
4.28%, 04/24/48 (Call 10/24/47)(a)(d)	4,920	4,866,766
4.30%, 11/20/26	4,030	4,040,236
4.40%, 06/10/25	8,374	8,516,442
4.45%, 09/29/27	12,003	12,061,815
4.50%, 01/14/22	2,481	2,572,450
4.60%, 03/09/26	4,685	4,792,099
4.65%, 07/30/45	3,942	4,087,420
4.65%, 07/23/48 (Call 06/23/48)	745	777,020
4.75%, 05/18/46	6,710	6,594,722
5.30%, 05/06/44	3,155	3,339,473
5.38%, 08/09/20	931	961,555
5.50%, 09/13/25	5,400	5,831,298
5.88%, 02/22/33	155	171,525
5.88%, 01/30/42	3,218	3,821,568
6.00%, 10/31/33	1,455	1,649,839
6.13%, 08/25/36	808	919,189
6.63%, 01/15/28	275	321,802
6.63%, 06/15/32	1,860	2,206,444
6.68%, 09/13/43	3,285	4,050,339
8.13%, 07/15/39	6,214	9,019,807

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	$605	$598,321
2.25%, 03/02/20 (Call 02/03/20)	825	818,821
2.25%, 10/30/20 (Call 09/30/20)	3,150	3,105,396
2.55%, 05/13/21 (Call 04/13/21)	3,330	3,287,942
2.65%, 05/26/22 (Call 04/26/22)	2,385	2,337,872
3.25%, 02/14/22 (Call 01/14/22)	305	305,473
3.70%, 03/29/23 (Call 02/28/23)	1,220	1,233,627
3.75%, 02/18/26 (Call 11/18/25)	1,000	999,490
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	2,095	2,051,738
4.30%, 12/03/25 (Call 11/03/25)	890	897,699
4.35%, 08/01/25 (Call 07/01/25)	1,640	1,629,488
Comerica Bank
2.50%, 06/02/20	1,800	1,785,798
4.00%, 07/27/25	250	253,855
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	2,150	2,179,089
3.80%, 07/22/26	1,550	1,522,860
4.00%, 02/01/29 (Call 10/31/28)	1,500	1,513,575
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	2,300	2,286,062
2.40%, 11/02/20	2,450	2,426,676
2.55%, 03/15/21	3,640	3,602,763
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	2,050	2,001,928
3.50%, 06/11/21 (Call 05/11/21)	2,000	1,997,780
3.88%, 04/10/25 (Call 03/10/25)	2,475	2,405,972
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,285	4,142,010
3.88%, 02/08/22	6,032	6,173,330
3.95%, 11/09/22	6,350	6,415,278
4.38%, 08/04/25	3,170	3,233,210
4.50%, 01/11/21	4,429	4,551,285
4.63%, 12/01/23	7,010	7,224,927
5.25%, 05/24/41	5,070	5,825,278
5.25%, 08/04/45	3,675	3,967,787
5.75%, 12/01/43	2,285	2,623,020
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	5,230	5,181,727
2.75%, 01/10/22	2,925	2,904,145
2.75%, 01/10/23	2,200	2,160,686
3.13%, 04/26/21	2,660	2,663,751
3.38%, 05/21/25	1,750	1,757,700
Credit Suisse AG/New York NY
3.00%, 10/29/21	7,610	7,595,617
3.63%, 09/09/24	8,950	8,947,941
4.38%, 08/05/20	1,725	1,757,637
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,250	3,236,220
3.13%, 12/10/20	8,015	7,999,531
3.45%, 04/16/21	3,220	3,227,792
3.75%, 03/26/25	6,065	5,989,430
3.80%, 09/15/22	5,900	5,934,751
3.80%, 06/09/23	4,972	4,968,619
4.55%, 04/17/26	7,865	8,053,367
4.88%, 05/15/45	5,608	5,767,548
Deutsche Bank AG
2.95%, 08/20/20	4,560	4,491,235
3.13%, 01/13/21	4,132	4,033,121

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 05/12/21	$3,755	$3,692,479
4.10%, 01/13/26(b)	2,995	2,853,277
Deutsche Bank AG/London, 3.70%, 05/30/24	4,020	3,831,140
Deutsche Bank AG/New York NY
2.70%, 07/13/20	4,882	4,797,590
2.95%, 08/20/20	350	343,406
3.15%, 01/22/21	6,160	6,028,176
3.30%, 11/16/22	7,153	6,808,154
3.70%, 05/30/24	1,745	1,629,795
3.95%, 02/27/23	3,625	3,501,206
4.10%, 01/13/26	450	418,352
4.25%, 02/04/21	200	199,462
4.25%, 10/14/21	100	99,350
Series D, 5.00%, 02/14/22	3,000	3,018,510
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	2,355	2,350,031
3.20%, 08/09/21 (Call 07/09/21)	378	376,613
3.35%, 02/06/23 (Call 01/06/23)	2,150	2,127,102
3.45%, 07/27/26 (Call 04/27/26)	4,870	4,604,634
4.20%, 08/08/23	4,025	4,114,476
4.25%, 03/13/26	925	917,508
4.65%, 09/13/28 (Call 06/13/28)	990	1,004,058
4.68%, 08/09/28 (Call 08/09/23)(a)(d)	1,700	1,693,013
7.00%, 04/15/20	500	519,645
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,353,536
2.88%, 07/27/20 (Call 06/27/20)	3,184	3,179,128
3.50%, 03/15/22 (Call 02/15/22)	728	732,994
3.65%, 01/25/24 (Call 12/25/23)	730	737,753
3.95%, 03/14/28 (Call 02/14/28)	2,648	2,665,318
4.30%, 01/16/24 (Call 12/16/23)	1,713	1,763,122
8.25%, 03/01/38	3,619	4,967,982
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	500	494,300
2.25%, 06/14/21 (Call 05/14/21)	1,800	1,767,708
2.88%, 10/01/21 (Call 09/01/21)	4,275	4,248,110
3.35%, 07/26/21 (Call 06/26/21)	1,300	1,305,980
3.85%, 03/15/26 (Call 02/15/26)	4,360	4,347,225
3.95%, 07/28/25 (Call 06/28/25)	1,945	1,996,212
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	37	37,071
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	4,750	4,633,625
4.38%, 08/01/46 (Call 02/01/46)	1,565	1,473,166
4.63%, 02/13/47	1,895	1,815,258
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	1,000	977,310
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	845	848,541
Goldman Sachs Capital I, 6.35%, 02/15/34	3,557	4,186,482
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	7,711	7,551,537
2.60%, 04/23/20 (Call 03/23/20)	7,850	7,814,675
2.60%, 12/27/20 (Call 12/27/19)	6,223	6,168,362
2.63%, 04/25/21 (Call 03/25/21)	2,020	1,997,780
2.75%, 09/15/20 (Call 08/15/20)	5,360	5,334,165
2.88%, 02/25/21 (Call 01/25/21)	4,607	4,585,439
2.88%, 10/31/22 (Call 10/31/21)(a)(d)	9,876	9,718,675
2.91%, 06/05/23 (Call 06/05/22)(a)(d)	1,625	1,594,889
2.91%, 07/24/23 (Call 07/24/22)(a)(d)	4,065	3,981,058
3.00%, 04/26/22 (Call 04/26/21)	9,812	9,738,116

Security	Par (000)	Value

Banks (continued)
3.20%, 02/23/23 (Call 01/23/23)	$2,050	$2,031,283
3.27%, 09/29/25 (Call 09/29/24)(a)(d)	6,375	6,185,280
3.50%, 01/23/25 (Call 10/23/24)	10,299	10,130,817
3.50%, 11/16/26 (Call 11/16/25)	6,372	6,136,363
3.63%, 01/22/23	8,962	9,038,446
3.63%, 02/20/24 (Call 01/20/24)	2,705	2,708,165
3.69%, 06/05/28 (Call 06/05/27)(a)(d)	6,530	6,326,460
3.75%, 05/22/25 (Call 02/22/25)	7,343	7,307,240
3.75%, 02/25/26 (Call 11/25/25)	5,253	5,186,077
3.81%, 04/23/29 (Call 04/23/28)(a)(d)	2,523	2,450,741
3.85%, 07/08/24 (Call 04/08/24)	8,450	8,513,375
3.85%, 01/26/27 (Call 01/26/26)	10,205	10,016,820
4.00%, 03/03/24	5,095	5,176,775
4.02%, 10/31/38 (Call 10/31/37)(a)(d)	6,115	5,650,505
4.22%, 05/01/29 (Call 05/01/28)(a)(d)	11,343	11,372,605
4.25%, 10/21/25	8,092	8,142,980
4.41%, 04/23/39 (Call 04/23/38)(a)(d)	5,055	4,879,895
4.75%, 10/21/45 (Call 04/21/45)	5,039	5,095,538
4.80%, 07/08/44 (Call 01/08/44)	5,406	5,475,089
5.15%, 05/22/45	5,202	5,236,281
5.25%, 07/27/21	5,437	5,689,114
5.38%, 03/15/20	9,750	9,976,980
5.75%, 01/24/22	11,496	12,273,360
5.95%, 01/15/27	3,316	3,650,087
6.13%, 02/15/33	353	418,845
6.25%, 02/01/41	7,022	8,459,544
6.45%, 05/01/36	2,736	3,181,065
6.75%, 10/01/37	13,983	16,642,567
Series D, 6.00%, 06/15/20	9,287	9,620,868
HSBC Bank USA N.A.
4.88%, 08/24/20	4,750	4,868,845
7.00%, 01/15/39	1,500	1,923,315
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	562,285
5.88%, 11/01/34	3,500	4,046,385
HSBC Holdings PLC
2.65%, 01/05/22	3,775	3,716,638
2.95%, 05/25/21	5,945	5,917,653
3.26%, 03/13/23 (Call 03/13/22)(a)(d)	5,430	5,386,777
3.40%, 03/08/21	9,065	9,109,509
3.60%, 05/25/23	4,742	4,763,766
3.90%, 05/25/26	5,500	5,471,070
3.95%, 05/18/24 (Call 05/18/23)(a)(d)	1,505	1,519,328
4.00%, 03/30/22	8,471	8,681,843
4.04%, 03/13/28 (Call 03/13/27)(a)(d)	3,370	3,328,684
4.25%, 03/14/24	7,187	7,266,344
4.25%, 08/18/25	4,820	4,862,127
4.29%, 09/12/26 (Call 09/15/25)(a)(d)	6,700	6,782,879
4.30%, 03/08/26	6,915	7,048,529
4.38%, 11/23/26	5,380	5,411,096
4.58%, 06/19/29 (Call 06/19/28)(a)(d)	6,265	6,413,105
4.88%, 01/14/22	400	418,504
5.10%, 04/05/21	7,672	7,990,388
5.25%, 03/14/44	4,930	5,201,988
6.10%, 01/14/42	4,221	5,252,064
6.50%, 05/02/36	6,031	7,185,454
6.50%, 09/15/37	6,096	7,297,826
6.80%, 06/01/38	2,570	3,178,550
7.63%, 05/17/32	675	867,395

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc. 2.35%, 03/05/20	$6,410	$6,372,373
2.75%, 08/07/20	5,035	5,015,968
3.50%, 06/23/24	6,875	6,877,819
5.00%, 09/27/20	3,170	3,247,570
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,144	2,094,774
3.15%, 03/14/21 (Call 02/14/21)	3,046	3,044,660
4.00%, 05/15/25 (Call 04/15/25)	1,400	1,426,978
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,035	1,029,111
2.40%, 04/01/20 (Call 03/01/20)	750	745,455
2.50%, 08/07/22 (Call 07/07/22)	3,650	3,572,766
2.88%, 08/20/20 (Call 07/20/20)	1,500	1,496,565
3.13%, 04/01/22 (Call 03/01/22)	515	515,407
3.25%, 05/14/21 (Call 04/14/21)	1,945	1,950,524
3.55%, 10/06/23 (Call 09/06/23)	2,500	2,530,950
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	5,825	5,664,929
2.96%, 11/08/22	250	245,328
3.54%, 11/08/27	1,600	1,550,688
ING Groep NV
3.15%, 03/29/22	3,475	3,448,868
3.95%, 03/29/27	8,587	8,452,098
4.10%, 10/02/23	1,605	1,625,384
4.55%, 10/02/28	1,200	1,227,624
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	5,590	5,489,380
2.40%, 06/07/21 (Call 05/07/21)	3,425	3,377,358
2.55%, 10/29/20 (Call 09/29/20)	8,484	8,428,260
2.55%, 03/01/21 (Call 02/01/21)	5,191	5,143,347
2.70%, 05/18/23 (Call 03/18/23)	3,955	3,886,499
2.75%, 06/23/20 (Call 05/23/20)	7,385	7,365,504
2.78%, 04/25/23 (Call 04/25/22)(a)(d)	2,480	2,449,322
2.95%, 10/01/26 (Call 07/01/26)	6,835	6,534,533
2.97%, 01/15/23 (Call 01/15/22)	6,315	6,275,026
3.13%, 01/23/25 (Call 10/23/24)	5,213	5,130,478
3.20%, 01/25/23	7,895	7,904,395
3.20%, 06/15/26 (Call 03/15/26)	7,106	6,905,327
3.22%, 03/01/25 (Call 03/01/24)(a)(d)	975	963,983
3.25%, 09/23/22	9,390	9,456,387
3.30%, 04/01/26 (Call 01/01/26)	10,064	9,865,739
3.38%, 05/01/23	3,395	3,391,367
3.51%, 06/18/22 (Call 06/18/21)(a)(d)	3,109	3,136,919
3.51%, 01/23/29 (Call 01/23/28)(a)(d)	5,610	5,458,867
3.54%, 05/01/28 (Call 05/01/27)(a)(d)	3,000	2,945,070
3.56%, 04/23/24 (Call 04/23/23)(a)(d)	8,625	8,666,745
3.63%, 05/13/24	4,700	4,758,139
3.63%, 12/01/27 (Call 12/01/26)	2,556	2,474,643
3.78%, 02/01/28 (Call 02/01/27)(a)(d)	6,850	6,838,149
3.80%, 07/23/24 (Call 07/23/23)(a)(d)	4,160	4,221,859
3.88%, 02/01/24	7,543	7,735,045
3.88%, 09/10/24	9,230	9,336,053
3.88%, 07/24/38 (Call 07/24/37)(a)(d)	4,471	4,242,174
3.90%, 07/15/25 (Call 04/15/25)	6,569	6,719,167
3.90%, 01/23/49 (Call 01/23/48)(a)(d)	825	766,120
3.96%, 01/29/27 (Call 01/29/26)(a)(d)	10,660	10,813,184
3.96%, 11/15/48 (Call 11/15/47)(a)(d)	8,135	7,631,281
4.01%, 04/23/29 (Call 04/23/28)(a)(d)	11,115	11,229,818

Security	Par (000)	Value

Banks (continued)
4.02%, 12/05/24 (Call 12/05/23)(a)(d)	$2,000	$2,048,300
4.03%, 07/24/48 (Call 07/24/47)(a)(d)	3,620	3,433,208
4.13%, 12/15/26	6,019	6,085,991
4.20%, 07/23/29 (Call 07/23/28)(a)(d)	5,490	5,627,854
4.25%, 10/15/20	11,528	11,748,646
4.25%, 10/01/27	9,015	9,152,839
4.26%, 02/22/48 (Call 02/22/47)(a)(d)	1,850	1,819,290
4.35%, 08/15/21	6,740	6,947,659
4.40%, 07/22/20	7,550	7,691,940
4.45%, 12/05/29 (Call 12/05/28)(a)(d)	3,350	3,508,857
4.50%, 01/24/22	14,407	14,985,297
4.63%, 05/10/21	8,558	8,839,986
4.85%, 02/01/44	9,220	9,940,266
4.95%, 03/25/20	1,585	1,618,586
4.95%, 06/01/45	5,973	6,332,873
5.40%, 01/06/42	3,142	3,584,676
5.50%, 10/15/40	5,782	6,656,412
5.60%, 07/15/41	4,342	5,079,923
5.63%, 08/16/43	3,274	3,745,227
6.40%, 05/15/38	3,650	4,587,356
8.75%, 09/01/30	275	374,014
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	2,747	2,727,551
2.30%, 09/14/22	1,850	1,799,440
2.40%, 06/09/22	2,000	1,954,480
2.50%, 12/15/19	100	99,759
2.50%, 11/22/21	2,435	2,398,402
3.18%, 10/15/27	500	495,935
3.30%, 02/01/22	1,015	1,021,648
3.30%, 06/01/25	420	417,316
3.38%, 03/07/23	350	352,443
3.40%, 05/20/26	870	839,524
KeyCorp.
2.90%, 09/15/20	2,612	2,609,440
4.10%, 04/30/28	2,000	2,032,740
4.15%, 10/29/25	2,675	2,765,121
5.10%, 03/24/21	3,785	3,934,545
KfW
0.00%, 04/18/36(e)	6,000	3,403,680
0.00%, 06/29/37(e)	2,405	1,313,130
1.50%, 04/20/20	13,065	12,901,165
1.50%, 06/15/21	18,150	17,702,239
1.63%, 05/29/20	13,270	13,109,168
1.63%, 03/15/21	20,405	20,002,817
1.75%, 03/31/20	8,650	8,570,593
1.75%, 09/15/21	700	685,559
1.88%, 06/30/20	19,050	18,863,310
1.88%, 11/30/20	2,050	2,024,170
1.88%, 12/15/20	6,895	6,804,469
2.00%, 11/30/21	5,950	5,856,049
2.00%, 09/29/22	2,244	2,197,190
2.00%, 10/04/22	5,224	5,114,244
2.00%, 05/02/25	17,180	16,496,236
2.13%, 03/07/22	12,345	12,178,096
2.13%, 06/15/22	10,241	10,088,921
2.13%, 01/17/23	15,870	15,586,562
2.38%, 08/25/21	4,975	4,947,836
2.38%, 12/29/22	13,970	13,853,071
2.50%, 11/20/24	22,270	22,065,561
2.63%, 04/12/21	7,500	7,500,750

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 01/25/22	$9,375	$9,382,125
2.75%, 09/08/20	15,221	15,248,702
2.75%, 10/01/20	11,020	11,039,946
2.88%, 04/03/28(b)	3,900	3,908,736
3.13%, 12/15/21	2,322	2,354,949
Korea Development Bank (The)
2.50%, 03/11/20	3,950	3,931,514
2.50%, 01/13/21	1,800	1,782,342
2.75%, 03/19/23	2,000	1,965,400
3.00%, 09/14/22	915	912,905
3.00%, 01/13/26	4,000	3,867,400
3.38%, 09/16/25	1,700	1,702,805
3.75%, 01/22/24	1,500	1,537,380
4.63%, 11/16/21	4,280	4,454,581
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	8,100	7,538,913
2.00%, 01/13/25	7,868	7,569,095
2.25%, 10/01/21	1,425	1,412,147
2.38%, 06/10/25	11,350	11,117,892
Series 36, 2.00%, 12/06/21	2,750	2,705,450
Series 37, 2.50%, 11/15/27(b)	1,896	1,841,983
Lloyds Bank PLC
2.70%, 08/17/20	4,700	4,675,278
3.30%, 05/07/21	4,225	4,229,478
6.38%, 01/21/21	388	410,605
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(d)	2,150	2,080,920
3.00%, 01/11/22	7,000	6,897,100
3.10%, 07/06/21	3,272	3,247,362
3.57%, 11/07/28 (Call 11/07/27)(a)(d)	5,250	4,934,527
3.75%, 01/11/27	5,015	4,835,112
4.05%, 08/16/23	3,050	3,072,387
4.34%, 01/09/48	3,355	2,879,295
4.38%, 03/22/28	410	410,127
4.45%, 05/08/25	3,130	3,198,359
4.50%, 11/04/24	9,490	9,437,900
4.55%, 08/16/28	4,450	4,517,195
4.58%, 12/10/25	1,375	1,357,125
4.65%, 03/24/26	6,141	6,047,166
5.30%, 12/01/45	2,850	2,843,245
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,005	1,021,432
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,010	996,870
2.50%, 05/18/22 (Call 04/18/22)	2,250	2,210,377
2.63%, 01/25/21 (Call 12/25/20)	2,350	2,333,573
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,223,150
3.40%, 08/17/27	1,700	1,685,958
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,300	3,216,609
2.53%, 09/13/23	780	751,000
2.67%, 07/25/22	6,056	5,931,852
2.76%, 09/13/26	1,900	1,790,161
2.95%, 03/01/21	7,038	7,009,215
3.00%, 02/22/22	683	678,813
3.22%, 03/07/22	4,000	3,999,200
3.29%, 07/25/27	2,200	2,141,656
3.41%, 03/07/24	4,000	3,994,720
3.46%, 03/02/23	1,955	1,960,005
3.54%, 07/26/21	605	609,489
3.68%, 02/22/27	1,750	1,753,098

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29	$4,000	$4,003,520
3.76%, 07/26/23	4,500	4,566,330
3.78%, 03/02/25	2,525	2,563,279
3.85%, 03/01/26	10,890	11,046,925
3.96%, 03/02/28	3,450	3,521,829
4.05%, 09/11/28	2,750	2,835,057
4.29%, 07/26/38	1,785	1,815,863
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,770	3,676,881
2.60%, 09/11/22	2,700	2,632,041
2.84%, 09/13/26	2,110	1,997,727
2.95%, 02/28/22	4,420	4,374,253
3.17%, 09/11/27	2,500	2,420,075
3.55%, 03/05/23	3,300	3,316,830
3.66%, 02/28/27	2,670	2,673,231
3.92%, 09/11/24 (Call 09/11/23)(a)(d)	2,000	2,035,420
4.02%, 03/05/28	2,550	2,618,263
4.25%, 09/11/29 (Call 09/11/28)(a)(d)	3,000	3,095,730
Morgan Stanley
2.50%, 04/21/21	10,374	10,244,740
2.63%, 11/17/21	7,955	7,843,710
2.75%, 05/19/22	7,626	7,517,711
2.80%, 06/16/20	11,665	11,631,988
3.13%, 01/23/23	6,401	6,352,352
3.13%, 07/27/26	10,175	9,710,511
3.59%, 07/22/28 (Call 07/22/27)(a)(d)	4,762	4,627,235
3.63%, 01/20/27	6,205	6,092,627
3.70%, 10/23/24	6,522	6,552,132
3.74%, 04/24/24 (Call 04/24/23)(a)(d)	9,515	9,605,107
3.75%, 02/25/23	4,667	4,736,025
3.77%, 01/24/29 (Call 01/24/28)(a)(d)	5,867	5,778,174
3.88%, 01/27/26	6,899	6,919,283
3.95%, 04/23/27	7,045	6,877,963
3.97%, 07/22/38 (Call 07/22/37)(a)(d)	4,280	4,061,206
4.00%, 07/23/25	8,859	9,001,187
4.10%, 05/22/23	6,000	6,097,800
4.30%, 01/27/45	7,480	7,324,266
4.35%, 09/08/26	6,573	6,599,095
4.38%, 01/22/47	6,135	6,092,116
4.43%, 01/23/30 (Call 01/23/29)(a)(d)	2,575	2,661,674
4.46%, 04/22/39 (Call 04/22/38)(a)(d)	3,225	3,258,121
4.88%, 11/01/22	9,166	9,596,160
5.00%, 11/24/25	6,015	6,321,705
5.50%, 07/24/20	8,940	9,234,573
5.50%, 07/28/21	5,537	5,833,174
5.75%, 01/25/21	5,555	5,820,307
6.25%, 08/09/26	2,501	2,852,265
6.38%, 07/24/42	6,224	7,824,377
7.25%, 04/01/32	2,810	3,653,955
Series F, 3.88%, 04/29/24	5,050	5,125,598
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	2,859	2,762,709
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,165	1,131,926
2.13%, 05/22/20	650	643,741
2.50%, 01/12/21	3,395	3,363,223
2.50%, 05/22/22	7,975	7,807,126
2.50%, 07/12/26	4,825	4,466,792
2.63%, 07/23/20	4,000	3,984,280
2.63%, 01/14/21	4,350	4,321,377

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 01/10/22	$2,105	$2,084,918
2.88%, 04/12/23	250	245,823
3.00%, 01/20/23	2,850	2,820,816
3.38%, 01/14/26	1,810	1,778,796
3.63%, 06/20/23	2,450	2,480,257
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,250	1,236,438
2.20%, 11/02/20 (Call 10/02/20)	5,280	5,205,446
Natwest Markets PLC, 5.63%, 08/24/20	825	847,498
Northern Trust Corp.
2.38%, 08/02/22	2,085	2,039,776
3.38%, 08/23/21	2,199	2,223,211
3.38%, 05/08/32 (Call 05/08/27)(a)(d)	50	47,713
3.45%, 11/04/20	535	541,281
3.95%, 10/30/25	3,800	3,940,334
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	8,865	8,702,150
1.88%, 01/20/21	1,475	1,454,262
2.38%, 10/01/21(b)	4,895	4,864,259
2.88%, 09/07/21	300	301,689
2.88%, 03/13/23	2,250	2,268,742
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	3,590	3,522,185
2.30%, 06/01/20 (Call 05/01/20)	3,350	3,324,506
2.45%, 11/05/20 (Call 10/05/20)	3,050	3,023,312
2.45%, 07/28/22 (Call 06/28/22)	350	343,683
2.50%, 01/22/21 (Call 12/22/20)	350	346,623
2.55%, 12/09/21 (Call 11/09/21)	1,000	986,110
2.60%, 07/21/20 (Call 06/21/20)	600	597,156
2.63%, 02/17/22 (Call 01/17/22)	996	988,112
2.70%, 11/01/22 (Call 10/01/22)	6,010	5,891,964
2.95%, 01/30/23 (Call 12/30/22)	1,500	1,479,210
2.95%, 02/23/25 (Call 01/23/25)	710	694,877
3.10%, 10/25/27 (Call 09/25/27)	2,050	1,993,584
3.25%, 06/01/25 (Call 05/02/25)	805	800,709
3.25%, 01/22/28 (Call 12/23/27)	1,545	1,521,006
3.30%, 10/30/24 (Call 09/30/24)	1,525	1,523,826
3.80%, 07/25/23 (Call 06/25/23)	7,558	7,671,748
4.20%, 11/01/25 (Call 10/01/25)	6,500	6,755,190
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	1,166	1,135,393
3.90%, 04/29/24 (Call 03/29/24)	3,185	3,241,215
4.38%, 08/11/20	2,762	2,817,268
RBC USA Holdco Corp., 5.25%, 09/15/20	4,840	4,985,926
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,540	1,810,347
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,586	3,516,934
3.20%, 02/08/21 (Call 01/08/21)	2,073	2,077,602
3.80%, 08/14/23 (Call 07/14/23)	4,105	4,152,084
7.38%, 12/10/37	1,900	2,434,660
Royal Bank of Canada
2.13%, 03/02/20	2,965	2,945,164
2.15%, 03/06/20	5,335	5,302,136
2.15%, 10/26/20	6,385	6,307,869
2.35%, 10/30/20	2,753	2,728,719
2.50%, 01/19/21	4,070	4,037,888
2.75%, 02/01/22	3,940	3,927,077
3.20%, 04/30/21	4,065	4,088,862
3.70%, 10/05/23	6,505	6,620,789
4.65%, 01/27/26	3,246	3,404,210

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(d)	$725	$714,538
3.88%, 09/12/23	8,925	8,861,543
4.52%, 06/25/24 (Call 06/25/23)(a)(d)	7,835	7,893,684
4.80%, 04/05/26	5,800	5,893,902
4.89%, 05/18/29 (Call 05/18/28)(a)(d)	5,650	5,722,885
5.08%, 01/27/30 (Call 01/27/29)(a)(d)	5,700	5,850,252
5.13%, 05/28/24	1,917	1,943,589
6.00%, 12/19/23	375	394,238
6.10%, 06/10/23	350	367,465
6.13%, 12/15/22	225	237,357
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,425	2,407,273
3.40%, 01/18/23 (Call 12/19/22)	1,700	1,671,066
3.70%, 03/28/22 (Call 02/28/22)	3,425	3,414,930
4.40%, 07/13/27 (Call 04/14/27)	2,450	2,392,645
4.45%, 12/03/21 (Call 11/03/21)	2,000	2,041,680
4.50%, 07/17/25 (Call 04/17/25)	4,195	4,259,855
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,510,835
2.88%, 08/05/21	4,100	4,037,639
3.13%, 01/08/21	6,260	6,228,199
3.37%, 01/05/24 (Call 01/05/23)(a)(d)	880	852,535
3.57%, 01/10/23 (Call 01/10/22)	3,370	3,326,325
3.82%, 11/03/28 (Call 11/03/27)(a)(d)	2,800	2,640,540
Santander UK PLC
2.13%, 11/03/20	200	196,386
2.38%, 03/16/20	4,251	4,220,435
2.50%, 01/05/21	2,975	2,935,849
3.40%, 06/01/21	2,250	2,253,690
3.75%, 11/15/21	1,265	1,279,573
4.00%, 03/13/24	4,926	5,107,474
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	2,950	2,855,275
2.30%, 03/11/20	3,000	2,980,170
2.63%, 03/15/21	2,850	2,825,689
2.80%, 03/11/22	2,750	2,719,365
State Street Corp.
1.95%, 05/19/21	4,721	4,622,850
2.55%, 08/18/20	3,270	3,259,830
2.65%, 05/15/23 (Call 05/15/22)(a)(d)	1,740	1,714,874
2.65%, 05/19/26	3,373	3,230,727
3.10%, 05/15/23	3,466	3,451,824
3.30%, 12/16/24	4,195	4,245,256
3.55%, 08/18/25	4,344	4,443,651
3.70%, 11/20/23	3,063	3,149,714
3.78%, 12/03/24 (Call 12/03/23)(a)(d)	1,570	1,608,716
4.14%, 12/03/29 (Call 12/03/28)(a)(d)	1,525	1,606,694
4.38%, 03/07/21	1,785	1,838,068
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	1,000	990,200
2.65%, 07/23/20	3,200	3,182,272
3.20%, 07/18/22	250	249,498
3.40%, 07/11/24	660	658,621
3.65%, 07/23/25	3,000	3,022,920
3.95%, 01/10/24	3,500	3,585,820
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5,307	5,171,990
2.44%, 10/19/21	3,000	2,936,310
2.63%, 07/14/26	4,889	4,589,598

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.78%, 07/12/22	$11,474	$11,298,218
2.78%, 10/18/22	3,570	3,504,490
2.85%, 01/11/22	2,185	2,160,899
2.93%, 03/09/21	6,255	6,226,790
3.01%, 10/19/26	3,490	3,348,585
3.10%, 01/17/23	3,150	3,121,618
3.35%, 10/18/27	2,000	1,955,480
3.36%, 07/12/27	1,154	1,129,062
3.45%, 01/11/27	1,225	1,210,496
3.54%, 01/17/28	3,400	3,377,016
3.75%, 07/19/23	1,000	1,014,270
3.78%, 03/09/26	4,980	5,033,635
3.94%, 10/16/23	2,000	2,046,660
3.94%, 07/19/28	3,000	3,064,290
4.31%, 10/16/28	2,000	2,101,860
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	3,710	3,634,316
2.75%, 05/01/23 (Call 04/01/23)	500	489,915
3.00%, 02/02/23 (Call 01/02/23)	530	526,825
3.30%, 05/15/26 (Call 04/15/26)	1,200	1,169,448
3.50%, 08/02/22 (Call 08/02/21)(a)(d)	2,217	2,229,969
3.69%, 08/02/24 (Call 08/02/23)(a)(d)	2,740	2,773,455
4.05%, 11/03/25 (Call 09/03/25)	1,840	1,909,423
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	5,239	5,183,257
2.90%, 03/03/21 (Call 02/03/21)	6,495	6,476,879
4.00%, 05/01/25 (Call 03/01/25)	3,320	3,423,816
SVB Financial Group, 3.50%, 01/29/25	2,080	2,014,813
Svenska Handelsbanken AB
1.88%, 09/07/21	2,500	2,431,725
1.95%, 09/08/20	350	344,848
2.40%, 10/01/20	9,150	9,073,597
2.45%, 03/30/21	3,430	3,390,795
3.35%, 05/24/21	3,205	3,225,063
3.90%, 11/20/23	2,000	2,057,920
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	1,050	1,018,259
3.65%, 05/24/21 (Call 04/24/21)	975	978,091
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,888	1,821,524
Toronto-Dominion Bank (The)
1.80%, 07/13/21	5,213	5,078,088
1.85%, 09/11/20	2,655	2,615,786
2.13%, 04/07/21	2,239	2,202,527
2.50%, 12/14/20	6,595	6,548,505
2.55%, 01/25/21	4,600	4,569,686
3.15%, 09/17/20	3,325	3,337,336
3.25%, 06/11/21	1,650	1,660,758
3.50%, 07/19/23	2,480	2,521,714
3.63%, 09/15/31 (Call 09/15/26)(a)(d)	3,926	3,800,447
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	5,714	5,664,460
2.95%, 07/15/22 (Call 06/15/22)	4,201	4,182,138
3.00%, 03/15/22 (Call 02/15/22)	5,100	5,104,182
3.10%, 04/27/26 (Call 03/27/26)	945	925,486
3.38%, 02/05/24 (Call 01/05/24)	100	100,890
3.60%, 09/11/24 (Call 08/11/24)	3,440	3,496,347
3.70%, 01/30/24 (Call 12/29/23)	2,740	2,820,090
3.90%, 04/26/28 (Call 03/26/28)	2,275	2,371,596
4.13%, 05/24/21 (Call 04/24/21)	2,603	2,667,528

Security	Par (000)	Value

Banks (continued)
Series V, 2.38%, 07/22/26 (Call 06/22/26)	$1,560	$1,464,232
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,084	3,055,936
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,990	4,916,447
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	3,000	2,960,910
2.80%, 01/27/25 (Call 12/27/24)	2,050	2,004,142
2.85%, 01/23/23 (Call 12/23/22)	1,250	1,240,538
3.00%, 02/04/21 (Call 01/04/21)	350	350,707
3.15%, 04/26/21 (Call 03/26/21)	2,000	2,008,220
3.45%, 11/16/21 (Call 10/15/21)	250	253,108
UBS AG/Stamford CT
2.35%, 03/26/20	3,140	3,123,829
4.88%, 08/04/20	4,750	4,871,125
Wachovia Corp.
5.50%, 08/01/35	3,090	3,413,554
6.55%, 10/15/35	100	118,974
7.50%, 04/15/35	50	63,500
7.57%, 08/01/26(c)	5,140	6,096,040
Wells Fargo & Co.
2.10%, 07/26/21	9,713	9,506,210
2.50%, 03/04/21	9,971	9,868,698
2.55%, 12/07/20	8,110	8,045,688
2.60%, 07/22/20	3,190	3,174,720
2.63%, 07/22/22	7,988	7,844,775
3.00%, 01/22/21	4,314	4,310,980
3.00%, 02/19/25	7,840	7,625,811
3.00%, 04/22/26	5,480	5,251,374
3.00%, 10/23/26	4,135	3,945,824
3.07%, 01/24/23 (Call 01/24/22)	7,202	7,156,195
3.30%, 09/09/24	7,160	7,126,563
3.50%, 03/08/22	12,057	12,178,896
3.55%, 09/29/25	9,954	9,952,308
3.58%, 05/22/28 (Call 05/22/27)(a)(d)	8,805	8,690,007
3.75%, 01/24/24 (Call 12/24/23)	3,935	4,007,719
3.90%, 05/01/45	8,380	8,046,644
4.10%, 06/03/26	8,627	8,690,667
4.13%, 08/15/23	3,245	3,338,164
4.15%, 01/24/29 (Call 10/25/28)	3,151	3,224,544
4.30%, 07/22/27	9,271	9,450,208
4.40%, 06/14/46	5,549	5,323,156
4.48%, 01/16/24	2,589	2,692,612
4.60%, 04/01/21	9,805	10,121,407
4.65%, 11/04/44	6,738	6,707,881
4.75%, 12/07/46	3,771	3,803,167
4.90%, 11/17/45	6,449	6,630,152
5.38%, 02/07/35	947	1,080,262
5.38%, 11/02/43	6,403	6,971,458
5.61%, 01/15/44	7,175	8,087,803
Series M, 3.45%, 02/13/23	2,755	2,760,648
Wells Fargo Bank N.A.
2.60%, 01/15/21	2,560	2,541,466
3.33%, 07/23/21 (Call 07/23/20)(a)(d)	6,500	6,516,250
3.55%, 08/14/23 (Call 07/14/23)	1,935	1,963,058
3.63%, 10/22/21 (Call 09/21/21)	4,000	4,047,000
5.85%, 02/01/37	525	614,192
5.95%, 08/26/36	1,283	1,513,363
Wells Fargo Capital X, 5.95%, 12/01/86	4,071	4,415,122
Westpac Banking Corp.
2.00%, 08/19/21	3,948	3,849,695
2.10%, 05/13/21	3,305	3,238,636

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.15%, 03/06/20	$2,225	$2,210,048
2.30%, 05/26/20	3,250	3,226,210
2.50%, 06/28/22	2,750	2,694,120
2.60%, 11/23/20	3,826	3,801,667
2.65%, 01/25/21	3,376	3,354,394
2.70%, 08/19/26	3,050	2,869,409
2.75%, 01/11/23	650	638,645
2.80%, 01/11/22	3,370	3,346,410
2.85%, 05/13/26	4,277	4,071,576
3.05%, 05/15/20	350	350,553
3.30%, 02/26/24(f)	4,265	4,252,759
3.35%, 03/08/27	4,833	4,741,995
3.40%, 01/25/28	4,770	4,733,843
3.65%, 05/15/23	2,100	2,130,429
4.32%, 11/23/31 (Call 11/23/26)(a)(d)	5,426	5,285,955
Zions Bancorp. N.A., 3.50%, 08/27/21	1,375	1,379,070

		3,430,777,392

Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(g)	13,764	13,592,363
4.70%, 02/01/36 (Call 08/01/35)(g)	18,690	18,077,342
4.90%, 02/01/46 (Call 08/01/45)(g)	29,807	28,601,903
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	7,907	7,868,809
3.30%, 02/01/23 (Call 12/01/22)	18,772	18,909,223
3.70%, 02/01/24	1,682	1,709,147
4.00%, 01/17/43	1,413	1,199,453
4.63%, 02/01/44	6,644	6,084,775
4.90%, 02/01/46 (Call 08/01/45)	175	166,616
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	3,190	2,648,434
4.00%, 04/13/28 (Call 01/13/28)	9,200	9,164,672
4.15%, 01/23/25 (Call 12/23/24)	810	835,969
4.38%, 04/15/38 (Call 10/15/37)	2,695	2,486,973
4.44%, 10/06/48 (Call 04/06/48)	1,779	1,604,533
4.60%, 04/15/48 (Call 10/15/47)	8,205	7,545,974
4.75%, 01/23/29 (Call 10/23/28)	6,100	6,367,668
4.75%, 04/15/58 (Call 10/15/57)	3,810	3,458,223
4.90%, 01/23/31 (Call 10/23/30)	4,400	4,613,928
4.95%, 01/15/42	580	567,228
5.45%, 01/23/39 (Call 07/23/38)	7,000	7,344,540
5.55%, 01/23/49 (Call 07/23/48)	7,000	7,348,390
5.80%, 01/23/59 (Call 07/23/58)	4,000	4,266,880
8.00%, 11/15/39	2,550	3,346,696
8.20%, 01/15/39	2,800	3,770,256
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,950	4,890,006
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,500	1,449,045
3.75%, 01/15/43 (Call 07/15/42)	295	276,070
4.50%, 07/15/45 (Call 01/15/45)	1,096	1,155,842
Coca-Cola Co. (The)
1.55%, 09/01/21	2,425	2,359,186
1.88%, 10/27/20	2,966	2,926,582
2.20%, 05/25/22	3,195	3,143,049
2.25%, 09/01/26	1,760	1,633,456
2.45%, 11/01/20	4,515	4,500,823
2.50%, 04/01/23	899	891,161
2.55%, 06/01/26	2,625	2,515,301
2.88%, 10/27/25	3,768	3,725,798

Security	Par (000)	Value

Beverages (continued)
2.90%, 05/25/27	$3,075	$2,978,353
3.15%, 11/15/20	2,697	2,716,526
3.20%, 11/01/23	4,896	4,986,919
3.30%, 09/01/21	3,100	3,144,206
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,073,770
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	800	815,592
5.25%, 11/26/43	1,400	1,536,430
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,250	2,189,858
2.70%, 05/09/22 (Call 04/09/22)	100	97,868
3.20%, 02/15/23 (Call 01/15/23)	2,780	2,751,477
3.50%, 05/09/27 (Call 02/09/27)	2,000	1,903,480
3.60%, 02/15/28 (Call 11/15/27)	2,932	2,789,065
3.70%, 12/06/26 (Call 09/06/26)	3,405	3,305,778
4.10%, 02/15/48 (Call 08/15/47)	545	470,493
4.25%, 05/01/23	3,296	3,391,221
4.40%, 11/15/25 (Call 09/15/25)	1,120	1,150,061
4.50%, 05/09/47 (Call 11/09/46)	5,560	5,078,949
4.65%, 11/15/28 (Call 08/15/28)	1,068	1,095,832
4.75%, 12/01/25	57	59,264
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	1,723	1,698,654
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,018,300
3.88%, 05/18/28 (Call 02/18/28)	1,000	1,026,350
3.88%, 04/29/43 (Call 10/29/42)	1,470	1,432,544
4.83%, 07/15/20	1,425	1,461,979
5.88%, 09/30/36	1,565	1,890,019
Diageo Investment Corp.
2.88%, 05/11/22	975	973,752
4.25%, 05/11/42	2,162	2,212,288
7.45%, 04/15/35	1,125	1,530,518
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	300	290,286
4.38%, 05/10/43	150	146,531
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	4,225	3,749,307
3.13%, 12/15/23 (Call 10/15/23)	1,800	1,753,956
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,147,848
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,352,096
3.55%, 05/25/21(g)	3,125	3,140,062
4.06%, 05/25/23 (Call 04/25/23)(g)	1,835	1,856,451
4.42%, 05/25/25 (Call 03/25/25)(g)	4,715	4,801,567
4.42%, 12/15/46 (Call 06/15/46)	2,070	1,799,306
4.50%, 11/15/45 (Call 08/15/45)	3,075	2,712,304
4.60%, 05/25/28 (Call 02/25/28)(g)	3,855	3,891,391
4.99%, 05/25/38 (Call 11/25/37)(g)	600	588,048
5.09%, 05/25/48 (Call 11/25/47)(b)(g)	1,030	1,001,036
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	2,504	2,438,070
2.25%, 03/15/20 (Call 02/15/20)	1,290	1,278,596
3.00%, 07/15/26 (Call 04/15/26)	6,760	6,218,389
3.50%, 05/01/22	3,375	3,373,684
4.20%, 07/15/46 (Call 01/15/46)	4,261	3,610,303
5.00%, 05/01/42	3,795	3,612,764
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	900	876,717
1.85%, 04/30/20 (Call 03/30/20)	1,775	1,758,386
2.00%, 04/15/21 (Call 03/15/21)	194	191,449

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.15%, 10/14/20 (Call 09/14/20)	$3,525	$3,496,906
2.25%, 05/02/22 (Call 04/02/22)	2,875	2,829,518
2.38%, 10/06/26 (Call 07/06/26)	3,858	3,615,023
2.75%, 03/05/22	4,997	5,001,597
2.75%, 03/01/23	2,763	2,762,917
2.75%, 04/30/25 (Call 01/30/25)	4,760	4,688,457
2.85%, 02/24/26 (Call 11/24/25)	1,599	1,556,323
3.00%, 08/25/21	4,350	4,381,407
3.00%, 10/15/27 (Call 07/15/27)	2,603	2,538,914
3.10%, 07/17/22 (Call 05/17/22)	2,495	2,521,372
3.13%, 11/01/20	2,313	2,329,191
3.45%, 10/06/46 (Call 04/06/46)	5,049	4,613,827
3.50%, 07/17/25 (Call 04/17/25)	1,205	1,233,824
3.60%, 03/01/24 (Call 12/01/23)	1,236	1,277,171
3.60%, 08/13/42	567	533,309
4.00%, 03/05/42	1,693	1,690,918
4.00%, 05/02/47 (Call 11/02/46)(b)	2,795	2,782,674
4.25%, 10/22/44 (Call 04/22/44)	705	726,354
4.45%, 04/14/46 (Call 10/14/45)	4,445	4,742,193
4.60%, 07/17/45 (Call 01/17/45)	2,214	2,409,850

		355,146,152

Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,468	2,400,204
2.13%, 05/01/20 (Call 04/01/20)	945	936,287
2.20%, 05/11/20	4,470	4,431,066
2.25%, 08/19/23 (Call 06/19/23)	2,352	2,265,940
2.60%, 08/19/26 (Call 05/19/26)	4,990	4,622,237
2.65%, 05/11/22 (Call 04/11/22)	2,413	2,379,604
2.70%, 05/01/22 (Call 03/01/22)	500	494,465
3.13%, 05/01/25 (Call 02/01/25)	2,575	2,523,449
3.20%, 11/02/27 (Call 08/02/27)	1,510	1,440,419
3.45%, 10/01/20	1,680	1,692,667
3.63%, 05/15/22 (Call 02/15/22)	5,025	5,096,456
3.63%, 05/22/24 (Call 02/22/24)	5,614	5,695,740
3.88%, 11/15/21 (Call 08/15/21)	785	799,248
4.10%, 06/15/21 (Call 03/15/21)	2,723	2,778,222
4.40%, 05/01/45 (Call 11/01/44)	6,475	6,043,312
4.50%, 03/15/20	250	253,975
4.56%, 06/15/48 (Call 12/15/47)	4,868	4,615,984
4.66%, 06/15/51 (Call 12/15/50)	14,229	13,621,706
4.95%, 10/01/41	575	577,984
5.15%, 11/15/41 (Call 05/15/41)	825	853,496
5.65%, 06/15/42 (Call 12/15/41)	50	54,522
5.75%, 03/15/40	350	383,572
6.38%, 06/01/37	200	234,530
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	1,460	1,452,729
4.00%, 06/23/25 (Call 03/23/25)	4,072	4,059,010
5.25%, 06/23/45 (Call 12/23/44)	2,801	2,935,672
Biogen Inc.
2.90%, 09/15/20	4,068	4,064,868
3.63%, 09/15/22	3,025	3,072,220
4.05%, 09/15/25 (Call 06/15/25)	3,750	3,812,850
5.20%, 09/15/45 (Call 03/15/45)	6,805	7,107,618
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	2,005	2,056,087
Celgene Corp.
2.25%, 08/15/21	1,510	1,474,424
2.75%, 02/15/23 (Call 01/15/23)	1,000	976,710
2.88%, 08/15/20	1,525	1,521,904

Security	Par (000)	Value

Biotechnology (continued)
2.88%, 02/19/21	$1,792	$1,780,388
3.25%, 08/15/22	7,050	7,022,858
3.25%, 02/20/23 (Call 01/20/23)	1,000	992,730
3.45%, 11/15/27 (Call 08/15/27)	4,815	4,578,391
3.55%, 08/15/22	3,468	3,491,270
3.63%, 05/15/24 (Call 02/15/24)	3,718	3,709,783
3.88%, 08/15/25 (Call 05/15/25)	6,453	6,469,004
3.90%, 02/20/28 (Call 11/20/27)	2,495	2,446,946
3.95%, 10/15/20	1,265	1,282,040
4.00%, 08/15/23	3,400	3,487,754
4.35%, 11/15/47 (Call 05/15/47)	1,025	916,022
4.55%, 02/20/48 (Call 08/20/47)	1,600	1,480,592
4.63%, 05/15/44 (Call 11/15/43)	2,660	2,488,137
5.00%, 08/15/45 (Call 02/15/45)	10,433	10,277,653
5.25%, 08/15/43	1,100	1,104,763
Genzyme Corp., 5.00%, 06/15/20	500	513,695
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	1,880	1,823,412
2.50%, 09/01/23 (Call 07/01/23)	605	586,898
2.55%, 09/01/20	4,910	4,893,944
2.95%, 03/01/27 (Call 12/01/26)	2,285	2,161,907
3.25%, 09/01/22 (Call 07/01/22)	3,157	3,175,500
3.50%, 02/01/25 (Call 11/01/24)	4,387	4,389,895
3.65%, 03/01/26 (Call 12/01/25)	8,959	8,935,080
3.70%, 04/01/24 (Call 01/01/24)	3,749	3,817,119
4.00%, 09/01/36 (Call 03/01/36)	795	738,802
4.15%, 03/01/47 (Call 09/01/46)	5,760	5,281,344
4.40%, 12/01/21 (Call 09/01/21)	200	206,626
4.50%, 04/01/21 (Call 01/01/21)	2,475	2,540,513
4.50%, 02/01/45 (Call 08/01/44)	4,552	4,403,332
4.60%, 09/01/35 (Call 03/01/35)	1,565	1,563,279
4.75%, 03/01/46 (Call 09/01/45)	7,200	7,215,408
4.80%, 04/01/44 (Call 10/01/43)	5,445	5,476,853
5.65%, 12/01/41 (Call 06/01/41)	3,785	4,206,195

		210,187,310

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	1,350	1,390,648
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	150	150,245
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,019,635
3.90%, 02/14/26 (Call 11/14/25)	1,182	1,173,206
4.25%, 03/01/21	2,595	2,642,722
4.50%, 02/15/47 (Call 08/15/46)	2,899	2,640,583
4.63%, 07/02/44 (Call 01/02/44)	525	489,468
4.95%, 07/02/64 (Call 01/02/64)(c)	1,934	1,683,180
5.00%, 03/30/20	1,945	1,980,574
5.13%, 09/14/45 (Call 03/14/45)	2,095	2,093,387
5.70%, 03/01/41	615	612,300
6.00%, 01/15/36	387	426,041
Lafarge SA, 7.13%, 07/15/36	852	974,679
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,181,600
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 12/01/26)	616	576,915
3.50%, 12/15/27 (Call 09/15/27)	1,000	938,750
4.25%, 12/15/47 (Call 06/15/47)	1,820	1,525,378
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	395	394,408
3.50%, 11/15/27 (Call 08/15/27)	2,100	1,944,579
4.38%, 04/01/26 (Call 01/01/26)	910	906,979

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.45%, 04/01/25 (Call 01/01/25)	$2,641	$2,674,594
4.50%, 05/15/47 (Call 11/15/46)	550	472,527
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	690	635,821
4.20%, 12/15/22 (Call 09/15/22)	2,282	2,304,113
4.20%, 12/01/24 (Call 09/01/24)	200	198,410
4.30%, 07/15/47 (Call 01/15/47)	2,075	1,613,852
4.40%, 01/30/48 (Call 07/30/47)	411	322,923
7.00%, 12/01/36	874	958,664
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	579	554,977
4.50%, 04/01/25 (Call 01/01/25)	1,405	1,435,488
4.50%, 06/15/47 (Call 12/15/46)	1,580	1,356,951
4.70%, 03/01/48 (Call 09/01/47)	700	621,292

		37,894,889

Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,957	1,962,029
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,264,938
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,450	1,437,037
3.65%, 07/15/24 (Call 04/15/24)	185	187,781
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	3,905	3,963,380
5.45%, 12/01/44 (Call 06/01/44)	380	381,778
Braskem Finance Ltd., 6.45%, 02/03/24	3,325	3,609,986
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,122,372
3.70%, 07/15/22	370	370,211
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,275	5,400,123
5.88%, 06/15/21	2,000	2,099,340
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,232	6,190,744
3.50%, 10/01/24 (Call 07/01/24)	4,438	4,433,828
4.13%, 11/15/21 (Call 08/15/21)	6,016	6,159,482
4.25%, 11/15/20 (Call 08/15/20)	6,923	7,038,891
4.25%, 10/01/34 (Call 04/01/34)	3,832	3,562,802
4.38%, 11/15/42 (Call 05/15/42)	2,398	2,160,022
4.55%, 11/30/25 (Call 09/30/25)(g)	1,185	1,224,769
4.63%, 10/01/44 (Call 04/01/44)	2,130	1,971,741
4.80%, 11/30/28 (Call 08/30/28)(g)	1,000	1,036,790
5.25%, 11/15/41 (Call 08/15/41)	5,276	5,331,873
5.55%, 11/30/48 (Call 05/30/48)(g)	1,600	1,685,088
7.38%, 11/01/29	275	338,451
9.40%, 05/15/39	970	1,418,955
DowDuPont Inc.
3.77%, 11/15/20	600	607,188
4.21%, 11/15/23 (Call 10/15/23)	3,250	3,352,992
4.49%, 11/15/25 (Call 09/25/25)	520	542,766
4.73%, 11/15/28 (Call 08/15/28)	7,500	7,848,075
5.32%, 11/15/38 (Call 05/15/38)	3,000	3,174,120
5.42%, 11/15/48 (Call 05/15/48)	2,000	2,136,620
Eastman Chemical Co.
3.50%, 12/01/21	830	835,777
3.60%, 08/15/22 (Call 05/15/22)	4,168	4,201,177
3.80%, 03/15/25 (Call 12/15/24)	2,693	2,670,244
4.50%, 12/01/28 (Call 09/01/28)	3,115	3,162,659
4.65%, 10/15/44 (Call 04/15/44)	3,051	2,825,318

Security	Par (000)	Value

Chemicals (continued)
EI du Pont de Nemours & Co.
2.20%, 05/01/20	$2,706	$2,686,706
2.80%, 02/15/23	1,165	1,150,053
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	455,733
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,710,098
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	505	498,021
International Flavors & Fragrances Inc.
3.40%, 09/25/20	50	50,090
4.38%, 06/01/47 (Call 12/01/46)	2,425	2,203,937
4.45%, 09/26/28 (Call 06/26/28)	460	471,334
5.00%, 09/26/48 (Call 03/26/48)	1,325	1,322,244
Lubrizol Corp. (The), 6.50%, 10/01/34	212	271,199
LYB International Finance BV
4.00%, 07/15/23	4,650	4,686,921
4.88%, 03/15/44 (Call 09/15/43)	2,345	2,204,535
5.25%, 07/15/43	1,730	1,692,684
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,900	3,652,272
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,063	2,626,982
5.75%, 04/15/24 (Call 01/15/24)	3,975	4,264,738
6.00%, 11/15/21 (Call 08/17/21)	4,750	5,028,872
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	250	242,070
5.25%, 03/01/22	550	562,975
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,196,450
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	200	198,198
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,540,196
4.05%, 11/15/27 (Call 08/15/27)	2,158	2,105,517
4.25%, 11/15/23 (Call 08/15/23)	4,835	4,978,164
4.88%, 11/15/41 (Call 05/15/41)	500	461,180
5.45%, 11/15/33 (Call 05/15/33)	1,317	1,369,259
5.63%, 11/15/43 (Call 05/15/43)	2,233	2,275,539
NewMarket Corp., 4.10%, 12/15/22	200	204,276
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,055	1,931,721
3.15%, 10/01/22 (Call 07/01/22)	2,075	2,047,091
3.38%, 03/15/25 (Call 12/15/24)	2,015	1,931,378
3.50%, 06/01/23 (Call 03/01/23)	331	327,849
3.63%, 03/15/24 (Call 12/15/23)	3,196	3,164,839
4.00%, 12/15/26 (Call 09/15/26)	2,780	2,717,255
4.13%, 03/15/35 (Call 09/15/34)	1,765	1,600,308
4.88%, 03/30/20	3,250	3,297,775
4.90%, 06/01/43 (Call 12/01/42)	1,505	1,453,950
5.25%, 01/15/45 (Call 07/15/44)	2,015	2,041,517
5.63%, 12/01/40	797	834,132
5.88%, 12/01/36	1,140	1,232,101
6.13%, 01/15/41 (Call 07/15/40)	1,290	1,418,910
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	630	625,199
3.60%, 11/15/20	2,153	2,172,743
3.75%, 03/15/28 (Call 12/15/27)(b)	2,675	2,636,641
5.50%, 11/15/40	35	37,274
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,750	1,707,825
2.25%, 09/24/20	1,950	1,934,342
2.45%, 02/15/22 (Call 11/15/21)	2,288	2,264,845

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.65%, 02/05/25 (Call 11/05/24)	$3,550	$3,434,270
2.70%, 02/21/23 (Call 11/21/22)	1,200	1,186,164
3.00%, 09/01/21	610	612,471
3.20%, 01/30/26 (Call 10/30/25)(b)	1,360	1,352,506
3.55%, 11/07/42 (Call 05/07/42)	794	727,939
4.05%, 03/15/21	1,585	1,620,884
Rohm & Haas Co., 7.85%, 07/15/29	450	562,946
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,195	1,181,329
3.75%, 03/15/27 (Call 12/15/26)	2,475	2,341,226
4.25%, 01/15/48 (Call 07/15/47)	1,826	1,508,075
4.55%, 03/01/29 (Call 12/01/28)	1,000	993,850
5.25%, 06/01/45 (Call 12/01/44)	1,305	1,277,412
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	450	466,119
Sherwin-Williams Co. (The)
2.25%, 05/15/20	3,075	3,045,172
2.75%, 06/01/22 (Call 05/01/22)	2,734	2,688,780
3.13%, 06/01/24 (Call 04/01/24)	450	438,588
3.45%, 08/01/25 (Call 05/01/25)	1,635	1,602,889
3.45%, 06/01/27 (Call 03/01/27)	4,750	4,521,477
3.95%, 01/15/26 (Call 10/15/25)	1,625	1,611,106
4.00%, 12/15/42 (Call 06/15/42)	265	227,219
4.20%, 01/15/22 (Call 10/15/21)	2,400	2,453,280
4.50%, 06/01/47 (Call 12/01/46)	3,347	3,127,671
4.55%, 08/01/45 (Call 02/01/45)	175	162,033
Syngenta Finance NV, 3.13%, 03/28/22	4,510	4,394,273
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,450	1,440,213
3.60%, 08/15/26 (Call 05/15/26)	3,250	3,072,192
4.38%, 11/15/47 (Call 05/15/47)	2,325	1,966,043
5.00%, 08/15/46 (Call 02/15/46)	3,400	3,138,268

		234,351,680

Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,760	2,742,364
3.38%, 09/15/25 (Call 06/15/25)	2,645	2,697,953
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,730	2,757,682
5.25%, 10/01/25 (Call 07/01/25)	655	663,318
5.50%, 11/01/22 (Call 05/01/22)	2,498	2,601,917
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,176,182
Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	342	350,889
California Institute of Technology, 4.70%, 11/01/11	1,000	1,052,210
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	910	948,411
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,055	2,981,711
2.70%, 11/01/26 (Call 08/01/26)	1,930	1,836,356
3.25%, 01/14/23 (Call 11/19/22)	1,225	1,232,166
3.25%, 12/01/27 (Call 09/01/27)	635	621,036
3.70%, 11/01/46 (Call 05/01/46)	895	810,655
3.95%, 12/01/47 (Call 06/01/47)	3,666	3,573,104
4.35%, 12/08/21	2,444	2,533,646
5.50%, 12/08/41	297	345,450
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	930	902,546
3.30%, 12/15/22 (Call 09/15/22)	1,800	1,777,320

Security	Par (000)	Value

Commercial Services (continued)
3.95%, 06/15/23 (Call 05/15/23)	$250	$251,065
7.00%, 07/01/37	25	27,710
George Washington University (The)
4.87%, 09/15/45	1,000	1,099,490
Series 2014, 4.30%, 09/15/44	50	52,405
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,493	2,504,069
Georgetown University (The)
Series A, 5.22%, 10/01/18 (Call 04/01/18)	436	461,550
Series B, 4.32%, 04/01/49 (Call 10/01/48)	278	287,669
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	850	853,323
4.75%, 08/01/28 (Call 05/01/28)	440	446,090
Massachusetts Institute of Technology
3.89%, 07/01/16	250	226,742
3.96%, 07/01/38	425	439,029
4.68%, 07/01/14	2,001	2,176,148
5.60%, 07/01/11	2,015	2,593,648
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,445	3,339,204
2.75%, 12/15/21 (Call 11/15/21)	655	646,465
3.25%, 06/07/21 (Call 05/07/21)	300	300,138
3.25%, 01/15/28 (Call 10/15/27)	1,940	1,854,543
4.50%, 09/01/22 (Call 06/01/22)	150	155,464
4.88%, 02/15/24 (Call 11/15/23)	4,245	4,488,875
4.88%, 12/17/48 (Call 06/17/48)	250	257,687
5.25%, 07/15/44	775	833,443
5.50%, 09/01/20	1,850	1,916,082
Northwestern University
3.69%, 12/01/38	1,850	1,803,842
3.87%, 12/01/48	900	893,412
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,274	1,232,544
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	695	622,101
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,434,130
4.88%, 10/15/40	600	696,444
Princeton University, 5.70%, 03/01/39	2,200	2,795,122
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	110	108,562
3.50%, 03/16/23 (Call 02/16/23)	790	787,891
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,945	1,848,800
3.30%, 08/14/20 (Call 07/14/20)	1,375	1,380,060
4.00%, 06/15/25 (Call 03/15/25)	5,700	5,884,623
4.40%, 02/15/26 (Call 11/15/25)	2,077	2,175,180
4.50%, 05/15/48 (Call 11/15/47)	1,175	1,209,498
6.55%, 11/15/37	265	334,984
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,291	1,286,714
3.80%, 04/01/21 (Call 03/01/21)	2,541	2,557,796
4.45%, 06/01/28 (Call 03/01/28)	1,225	1,228,467
4.80%, 04/01/26 (Call 01/01/26)	2,340	2,399,249
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	450	448,636
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,160	2,002,061
University of Southern California
3.03%, 10/01/39	3,070	2,765,088
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,512,705

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	$1,415	$1,434,074
4.13%, 09/12/22	2,482	2,533,775
4.13%, 03/15/29 (Call 12/15/28)	240	240,238
5.50%, 06/15/45 (Call 12/15/44)	1,766	1,811,510
5.80%, 05/01/21	50	52,462
William Marsh Rice University, 3.77%, 05/15/55	1,750	1,652,525

		102,948,248

Computers — 0.6%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	2,820	2,745,637
1.80%, 05/11/20	3,660	3,623,510
2.00%, 05/06/20	5,160	5,120,629
2.00%, 11/13/20	1,910	1,890,002
2.10%, 09/12/22 (Call 08/12/22)	1,225	1,197,095
2.15%, 02/09/22	1,400	1,377,348
2.25%, 02/23/21 (Call 01/23/21)	9,029	8,952,795
2.30%, 05/11/22 (Call 04/11/22)	4,300	4,241,305
2.40%, 01/13/23 (Call 12/13/22)	5,150	5,070,535
2.40%, 05/03/23	12,023	11,799,492
2.45%, 08/04/26 (Call 05/04/26)	8,015	7,591,968
2.50%, 02/09/22 (Call 01/09/22)	3,500	3,477,180
2.50%, 02/09/25	4,581	4,432,988
2.70%, 05/13/22	5,951	5,937,432
2.75%, 01/13/25 (Call 11/13/24)	5,607	5,502,429
2.85%, 05/06/21	8,967	8,991,659
2.85%, 02/23/23 (Call 12/23/22)	4,095	4,101,265
2.85%, 05/11/24 (Call 03/11/24)	4,723	4,690,789
2.90%, 09/12/27 (Call 06/12/27)	3,858	3,724,860
3.00%, 02/09/24 (Call 12/09/23)	2,645	2,648,862
3.00%, 06/20/27 (Call 03/20/27)	2,654	2,585,553
3.00%, 11/13/27 (Call 08/13/27)	5,397	5,251,551
3.20%, 05/13/25	6,778	6,807,755
3.20%, 05/11/27 (Call 02/11/27)	2,398	2,369,536
3.25%, 02/23/26 (Call 11/23/25)	8,904	8,912,103
3.35%, 02/09/27 (Call 11/09/26)	5,253	5,251,582
3.45%, 05/06/24	8,348	8,529,486
3.45%, 02/09/45	8,375	7,556,260
3.75%, 09/12/47 (Call 03/12/47)	749	705,446
3.75%, 11/13/47 (Call 05/13/47)	550	518,997
3.85%, 05/04/43	9,255	8,954,490
3.85%, 08/04/46 (Call 02/04/46)	2,987	2,873,673
4.25%, 02/09/47 (Call 08/09/46)	4,306	4,385,015
4.38%, 05/13/45	4,893	5,075,215
4.45%, 05/06/44	4,173	4,388,702
4.50%, 02/23/36 (Call 08/23/35)	5,837	6,291,002
4.65%, 02/23/46 (Call 08/23/45)	11,570	12,448,047
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(g)	8,364	8,499,497
5.45%, 06/15/23 (Call 04/15/23)(g)	7,875	8,268,671
6.02%, 06/15/26 (Call 03/15/26)(g)	14,255	15,128,831
8.10%, 07/15/36 (Call 01/15/36)(g)	3,505	3,992,791
8.35%, 07/15/46 (Call 01/15/46)(g)	5,615	6,567,529
DXC Technology Co.
2.88%, 03/27/20	165	164,274
4.25%, 04/15/24 (Call 02/15/24)	2,035	2,030,991
4.45%, 09/18/22	1,850	1,881,265
4.75%, 04/15/27 (Call 01/15/27)	2,560	2,542,797

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	$195	$196,137
3.60%, 10/15/20 (Call 09/15/20)	4,057	4,080,733
4.40%, 10/15/22 (Call 08/15/22)	2,250	2,328,660
4.90%, 10/15/25 (Call 07/15/25)	7,445	7,745,927
6.20%, 10/15/35 (Call 04/15/35)	3,525	3,619,893
6.35%, 10/15/45 (Call 04/15/45)	2,569	2,589,501
HP Inc.
3.75%, 12/01/20	2,344	2,365,143
4.05%, 09/15/22	1,347	1,373,994
4.30%, 06/01/21	25	25,571
4.65%, 12/09/21	100	103,683
6.00%, 09/15/41	4,423	4,508,939
IBM Credit LLC
1.80%, 01/20/21	400	391,676
2.20%, 09/08/22	2,550	2,473,959
2.65%, 02/05/21	3,555	3,536,834
3.00%, 02/06/23	2,000	1,988,820
3.45%, 11/30/20	350	353,217
3.60%, 11/30/21	1,915	1,946,636
International Business Machines Corp.
1.63%, 05/15/20	3,800	3,748,168
1.88%, 08/01/22	4,075	3,923,125
2.25%, 02/19/21	2,300	2,271,779
2.50%, 01/27/22	1,555	1,534,567
2.88%, 11/09/22	3,900	3,873,909
2.90%, 11/01/21	2,925	2,914,938
3.30%, 01/27/27	2,750	2,722,225
3.38%, 08/01/23	4,730	4,763,441
3.45%, 02/19/26	1,960	1,962,822
3.63%, 02/12/24	5,235	5,334,099
4.00%, 06/20/42	2,841	2,704,149
4.70%, 02/19/46(b)	2,850	2,995,549
5.60%, 11/30/39	2,473	2,846,918
5.88%, 11/29/32	2,548	3,053,141
6.22%, 08/01/27	1,525	1,790,152
6.50%, 01/15/28	915	1,095,594
7.00%, 10/30/25	1,705	2,060,799
7.13%, 12/01/96	215	264,596
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	1,910	1,870,272
3.30%, 09/29/24 (Call 07/29/24)	500	481,250
3.38%, 06/15/21 (Call 04/15/21)	1,515	1,517,530
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	1,469	1,466,268
4.75%, 06/01/23	2,184	2,201,319
4.75%, 01/01/25	2,256	2,172,212
4.88%, 03/01/24 (Call 01/01/24)	1,340	1,304,302
4.88%, 06/01/27 (Call 03/01/27)	2,663	2,482,582
5.75%, 12/01/34 (Call 06/01/34)	865	765,136

		342,849,004

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	2,900	2,841,391
2.30%, 05/03/22	2,030	2,003,975
2.45%, 11/15/21	480	476,549
2.95%, 11/01/20	1,700	1,705,797
3.25%, 03/15/24	200	203,054
3.70%, 08/01/47 (Call 02/01/47)(b)	1,375	1,347,913
4.00%, 08/15/45	2,735	2,797,385

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	$900	$876,897
2.35%, 08/15/22	550	538,318
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,397,597
4.15%, 03/15/47 (Call 09/15/46)	1,005	1,013,110
4.38%, 06/15/45 (Call 12/15/44)	2,491	2,598,536
6.00%, 05/15/37	1,620	1,980,531
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,335	2,280,057
1.85%, 02/02/21	3,230	3,180,581
1.90%, 10/23/20	1,000	988,220
2.15%, 08/11/22	1,670	1,638,905
2.30%, 02/06/22	2,601	2,573,846
2.45%, 11/03/26	4,325	4,122,201
2.70%, 02/02/26	1,780	1,737,796
2.85%, 08/11/27	2,350	2,306,831
3.10%, 08/15/23	1,850	1,880,932
3.50%, 10/25/47	2,125	2,031,713
Unilever Capital Corp.
1.38%, 07/28/21(b)	2,365	2,288,894
1.80%, 05/05/20	3,985	3,939,890
2.00%, 07/28/26	3,050	2,775,286
2.20%, 05/05/22 (Call 04/05/22)	1,900	1,859,720
2.60%, 05/05/24 (Call 03/05/24)	2,500	2,433,375
2.90%, 05/05/27 (Call 02/05/27)	1,900	1,834,165
3.00%, 03/07/22	1,670	1,675,929
3.10%, 07/30/25	585	581,566
3.13%, 03/22/23 (Call 02/22/23)	900	902,619
3.25%, 03/07/24 (Call 02/07/24)	1,500	1,506,465
3.38%, 03/22/25 (Call 01/22/25)	1,235	1,244,732
3.50%, 03/22/28 (Call 12/22/27)	2,350	2,361,726
4.25%, 02/10/21	2,770	2,845,898
5.90%, 11/15/32	2,615	3,201,100

		71,973,500

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	1,591,092
4.20%, 05/15/47 (Call 11/15/46)	2,740	2,646,758
4.60%, 06/15/45 (Call 12/15/44)	2,799	2,885,349

		7,123,199

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	2,695	2,613,530
3.50%, 05/26/22 (Call 04/26/22)	2,730	2,695,192
3.50%, 01/15/25 (Call 11/15/24)	2,150	2,033,147
3.65%, 07/21/27 (Call 04/21/27)	3,185	2,873,889
3.88%, 01/23/28 (Call 10/23/27)	1,825	1,666,572
3.95%, 02/01/22 (Call 01/01/22)	4,089	4,101,022
4.13%, 07/03/23 (Call 06/03/23)	2,450	2,438,117
4.25%, 07/01/20	2,460	2,480,074
4.45%, 10/01/25 (Call 08/01/25)	1,150	1,137,615
4.50%, 05/15/21	1,040	1,054,654
4.63%, 10/30/20	3,300	3,352,734
4.63%, 07/01/22	2,918	2,964,221
4.88%, 01/16/24 (Call 12/16/23)	500	511,405
5.00%, 10/01/21	4,560	4,683,667

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.50%, 08/01/25	$2,500	$2,430,350
4.25%, 02/15/24	750	766,080
Air Lease Corp.
2.50%, 03/01/21	2,469	2,421,595
2.63%, 07/01/22 (Call 06/01/22)	2,956	2,846,214
2.75%, 01/15/23 (Call 12/15/22)	2,190	2,097,713
3.00%, 09/15/23 (Call 07/15/23)	2,432	2,329,443
3.25%, 03/01/25 (Call 01/01/25)	658	623,251
3.38%, 06/01/21 (Call 05/01/21)	2,572	2,560,375
3.50%, 01/15/22	495	494,480
3.63%, 04/01/27 (Call 01/01/27)	1,797	1,654,893
3.63%, 12/01/27 (Call 09/01/27)	1,465	1,334,014
3.75%, 02/01/22 (Call 12/01/21)	2,740	2,744,713
3.88%, 04/01/21 (Call 03/01/21)	810	815,330
3.88%, 07/03/23 (Call 06/03/23)	1,975	1,965,382
4.25%, 02/01/24	1,000	1,006,120
4.25%, 09/15/24 (Call 06/15/24)	1,342	1,344,483
4.63%, 10/01/28 (Call 06/01/28)	1,050	1,030,775
4.75%, 03/01/20	350	354,865
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,875	1,821,787
4.40%, 09/25/23 (Call 08/25/23)	2,115	2,103,833
5.00%, 04/01/23	1,750	1,779,435
5.50%, 02/15/22	1,345	1,393,339
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5,690	5,621,720
2.50%, 08/01/22 (Call 07/01/22)	3,592	3,519,442
2.65%, 12/02/22	2,080	2,049,674
3.00%, 02/22/21 (Call 01/22/21)	5,000	5,004,200
3.00%, 10/30/24 (Call 09/29/24)	3,357	3,282,206
3.38%, 05/17/21 (Call 04/17/21)	250	252,068
3.40%, 02/27/23 (Call 01/27/23)	3,150	3,171,105
3.40%, 02/22/24 (Call 01/22/24)	9,000	9,022,590
3.63%, 12/05/24 (Call 11/04/24)	2,580	2,617,049
3.70%, 11/05/21 (Call 10/05/21)	2,050	2,083,066
3.70%, 08/03/23 (Call 07/03/23)	260	264,550
4.05%, 12/03/42	4,296	4,227,780
4.20%, 11/06/25 (Call 10/06/25)	650	675,350
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	2,650	2,632,271
2.25%, 05/05/21 (Call 04/05/21)	6,537	6,442,344
2.38%, 05/26/20 (Call 04/25/20)	5,811	5,773,170
2.70%, 03/03/22 (Call 01/31/22)	3,737	3,714,877
3.30%, 05/03/27 (Call 04/03/27)	9,895	9,814,752
Series F, 2.60%, 09/14/20 (Call 08/14/20)	2,463	2,451,621
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	2,794	2,652,149
3.70%, 10/15/24	2,970	3,015,946
4.00%, 10/15/23	2,520	2,595,625
5.30%, 03/15/20	750	768,338
BGC Partners Inc., 5.38%, 07/24/23	1,870	1,882,697
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,030	1,911,976
4.25%, 06/02/26 (Call 03/02/26)	1,230	1,212,399
4.70%, 09/20/47 (Call 03/20/47)	1,435	1,309,825
4.85%, 03/29/29 (Call 12/29/28)	1,950	1,954,290
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	2,487	2,489,014
Capital One Bank USA N.A., 3.38%, 02/15/23	4,110	4,049,336

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	$4,010	$3,958,351
2.50%, 05/12/20 (Call 04/12/20)	878	871,705
3.05%, 03/09/22 (Call 02/09/22)	1,292	1,283,072
3.20%, 01/30/23 (Call 12/30/22)	3,061	3,015,697
3.20%, 02/05/25 (Call 01/05/25)	3,692	3,549,046
3.30%, 10/30/24 (Call 09/30/24)	4,580	4,430,371
3.45%, 04/30/21 (Call 03/30/21)	1,225	1,230,868
3.50%, 06/15/23	1,345	1,332,222
3.75%, 04/24/24 (Call 03/24/24)	2,045	2,046,616
3.75%, 07/28/26 (Call 06/28/26)	5,420	5,148,946
3.75%, 03/09/27 (Call 02/09/27)	5,165	4,961,757
3.80%, 01/31/28 (Call 12/31/27)	2,540	2,436,241
3.90%, 01/29/24 (Call 12/29/23)	2,465	2,480,702
4.20%, 10/29/25 (Call 09/29/25)	4,004	3,997,554
4.25%, 04/30/25 (Call 03/31/25)	1,025	1,041,154
4.75%, 07/15/21	7,882	8,147,072
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,345	1,327,851
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	891	879,729
3.00%, 03/10/25 (Call 12/10/24)	1,710	1,690,865
3.20%, 03/02/27 (Call 12/02/26)	1,545	1,518,457
3.20%, 01/25/28 (Call 10/25/27)	2,125	2,066,244
3.23%, 09/01/22	425	427,210
3.25%, 05/21/21 (Call 04/21/21)	1,130	1,141,775
3.45%, 02/13/26 (Call 11/13/25)	4,365	4,363,865
3.55%, 02/01/24 (Call 01/01/24)	1,325	1,349,300
3.85%, 05/21/25 (Call 03/21/25)	1,050	1,086,834
4.00%, 02/01/29 (Call 11/01/28)	900	930,969
4.45%, 07/22/20	155	158,345
CME Group Inc.
3.00%, 09/15/22	1,225	1,228,589
3.00%, 03/15/25 (Call 12/15/24)	2,991	2,950,951
3.75%, 06/15/28 (Call 03/15/28)	655	671,722
4.15%, 06/15/48 (Call 12/15/47)	420	424,591
5.30%, 09/15/43 (Call 03/15/43)	3,982	4,727,430
Credit Suisse USA Inc., 7.13%, 07/15/32	3,594	4,660,663
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	965	942,043
3.85%, 11/21/22	1,969	1,978,963
3.95%, 11/06/24 (Call 08/06/24)	2,645	2,631,987
4.10%, 02/09/27 (Call 11/09/26)	3,400	3,300,516
4.50%, 01/30/26 (Call 11/30/25)	1,750	1,761,847
5.20%, 04/27/22	2,629	2,752,405
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,350	1,323,823
3.80%, 08/24/27 (Call 05/24/27)	1,624	1,540,332
4.50%, 06/20/28 (Call 03/20/28)	1,875	1,868,850
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,530	2,456,503
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,705,807
2.85%, 03/30/25	740	711,887
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	17,105	16,808,570
3.37%, 11/15/25	7,838	7,542,115
4.42%, 11/15/35	27,321	24,672,502
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	2,235	2,179,371

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	$2,475	$2,416,144
2.75%, 12/01/20 (Call 11/01/20)	4,063	4,048,170
3.10%, 09/15/27 (Call 06/15/27)	2,325	2,252,297
3.45%, 09/21/23 (Call 08/21/23)	770	781,642
3.75%, 12/01/25 (Call 09/01/25)	3,140	3,216,490
3.75%, 09/21/28 (Call 06/21/28)	2,587	2,625,313
4.00%, 10/15/23	2,690	2,793,269
International Lease Finance Corp.
4.63%, 04/15/21	1,190	1,210,385
5.88%, 08/15/22	3,457	3,670,297
8.25%, 12/15/20	2,785	3,004,207
8.63%, 01/15/22	1,823	2,060,355
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,473,425
3.75%, 01/15/26	295	290,944
4.00%, 01/30/24	1,295	1,311,434
5.38%, 11/30/43	190	195,898
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	485	494,879
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,590	2,694,196
Jefferies Group LLC
5.13%, 01/20/23	1,476	1,529,505
6.25%, 01/15/36	2,345	2,317,376
6.45%, 06/08/27	1,075	1,139,511
6.50%, 01/20/43	1,999	1,971,694
6.88%, 04/15/21	1,115	1,184,821
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	1,050	917,753
4.85%, 01/15/27	2,490	2,428,746
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,740	1,659,890
3.75%, 02/13/25	2,770	2,725,154
4.25%, 11/14/20	463	470,394
4.50%, 09/19/28 (Call 06/19/28)	1,750	1,772,347
Legg Mason Inc.
3.95%, 07/15/24	530	520,121
4.75%, 03/15/26	2,378	2,409,009
5.63%, 01/15/44	2,020	1,968,995
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,910	1,876,919
2.95%, 11/21/26 (Call 08/21/26)	2,923	2,865,826
3.38%, 04/01/24	5,315	5,424,064
3.50%, 02/26/28 (Call 11/26/27)	1,440	1,463,990
3.80%, 11/21/46 (Call 05/21/46)	1,420	1,399,822
3.95%, 02/26/48 (Call 08/26/47)	615	620,566
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	995	981,319
4.25%, 06/01/24 (Call 03/01/24)	2,873	2,935,861
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	1,200	1,187,652
2.30%, 09/15/22 (Call 08/15/22)	2,000	1,940,740
2.40%, 04/25/22 (Call 03/25/22)	1,705	1,667,013
2.70%, 02/15/23 (Call 12/15/22)	450	441,797
2.90%, 03/15/21	75	74,838
2.95%, 02/07/24 (Call 12/07/23)	1,000	990,760
3.05%, 02/15/22 (Call 11/15/21)	3,295	3,289,201
3.05%, 04/25/27 (Call 01/25/27)	1,250	1,203,263

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 11/01/25 (Call 08/01/25)	$1,476	$1,464,517
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,477,121
3.40%, 02/07/28 (Call 11/07/27)	1,400	1,380,190
3.70%, 03/15/29 (Call 12/15/28)	1,500	1,512,915
3.90%, 11/01/28 (Call 08/01/28)	850	868,556
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,851,138
4.30%, 03/15/49 (Call 09/15/48)	1,000	1,019,130
4.40%, 11/01/48 (Call 05/01/48)	360	370,584
4.75%, 04/30/43 (Call 04/30/23)(a)(d)	2,880	2,776,954
5.25%, 04/20/46 (Call 04/20/26)(a)(d)	439	432,516
Series C, 8.00%, 03/01/32	1,015	1,386,368
Nomura Holdings Inc., 6.70%, 03/04/20	3,699	3,830,314
ORIX Corp. 2.90%, 07/18/22	614	605,386
3.25%, 12/04/24	1,615	1,573,591
3.70%, 07/18/27	2,720	2,676,698
4.05%, 01/16/24	1,000	1,017,870
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	99,996
Raymond James Financial Inc. 3.63%, 09/15/26	1,414	1,354,555
4.95%, 07/15/46	3,630	3,621,724
5.63%, 04/01/24(b)	300	327,528
Stifel Financial Corp., 4.25%, 07/18/24	2,970	3,001,304
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	5,320	4,843,062
3.75%, 08/15/21 (Call 06/15/21)	365	365,865
3.95%, 12/01/27 (Call 09/01/27)	635	581,482
4.25%, 08/15/24 (Call 05/15/24)	4,215	4,126,021
4.50%, 07/23/25 (Call 04/24/25)	5,548	5,426,776
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	5,734	5,735,491
3.30%, 04/01/27 (Call 01/01/27)	1,482	1,448,551
3.63%, 04/01/25 (Call 01/01/25)	200	202,020
3.75%, 04/01/24 (Call 03/01/24)	1,200	1,223,832
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	1,770	1,732,848
2.20%, 12/14/20 (Call 11/14/20)	5,397	5,350,316
2.75%, 09/15/27 (Call 06/15/27)	1,375	1,325,500
2.80%, 12/14/22 (Call 10/14/22)	5,833	5,833,058
3.15%, 12/14/25 (Call 09/14/25)	12,815	12,859,596
3.65%, 09/15/47 (Call 03/15/47)	1,520	1,442,602
4.15%, 12/14/35 (Call 06/14/35)	5,425	5,675,960
4.30%, 12/14/45 (Call 06/14/45)	11,371	11,926,814
Western Union Co. (The) 3.60%, 03/15/22 (Call 02/15/22)	490	494,802
4.25%, 06/09/23 (Call 05/09/23)	772	787,965
5.25%, 04/01/20	950	968,649
6.20%, 11/17/36	1,740	1,797,229
6.20%, 06/21/40	635	650,215
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	1,500	1,499,640

		520,565,565

Electric — 1.5%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	2,571	2,496,184
3.80%, 10/01/47 (Call 04/01/47)	25	22,592
3.95%, 06/01/28 (Call 03/01/28)	1,025	1,038,469
Series E, 6.65%, 02/15/33	750	933,510

Security	Par (000)	Value

Electric (continued)
AEP Transmission Co. LLC 3.10%, 12/01/26 (Call 09/01/26)	$1,195	$1,158,947
3.75%, 12/01/47 (Call 06/01/47)	670	628,413
4.00%, 12/01/46 (Call 06/01/46)	915	882,801
4.25%, 09/15/48 (Call 03/15/48)	150	150,986
Alabama Power Co. 2.80%, 04/01/25 (Call 01/01/25)	925	886,742
3.75%, 03/01/45 (Call 09/01/44)	2,181	2,016,771
3.85%, 12/01/42	325	305,279
4.10%, 01/15/42	375	357,581
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,243,255
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,569,609
5.50%, 03/15/41	150	167,783
6.00%, 03/01/39	230	275,784
6.13%, 05/15/38	695	839,219
Series 11-C, 5.20%, 06/01/41	375	410,498
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,744	1,714,178
Series A, 4.30%, 07/15/48 (Call 01/15/48)	1,500	1,503,660
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	2,325	2,306,074
3.65%, 02/15/26 (Call 11/15/25)	1,106	1,093,292
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	1,450	1,433,281
3.70%, 12/01/47 (Call 06/01/47)	2,175	2,052,482
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,588,068
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,006,460
4.30%, 07/01/44 (Call 01/01/44)	2,040	2,042,815
4.50%, 03/15/49 (Call 09/15/48)	500	534,995
4.80%, 12/15/43 (Call 06/15/43)	25	26,675
American Electric Power Co. Inc. 2.15%, 11/13/20	330	325,502
3.20%, 11/13/27 (Call 08/13/27)	745	710,849
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,132,336
Series I, 3.65%, 12/01/21	255	258,205
Series J, 4.30%, 12/01/28 (Call 09/01/28)(b)	1,000	1,032,780
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	2,248	2,214,055
4.45%, 06/01/45 (Call 12/01/44)	391	387,614
4.60%, 03/30/21 (Call 12/30/20)	225	231,003
6.38%, 04/01/36	755	876,170
7.00%, 04/01/38	2,421	3,050,218
Series L, 5.80%, 10/01/35	15	16,730
Series P, 6.70%, 08/15/37	525	632,268
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,534	1,478,009
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)	1,140	1,056,233
2.95%, 09/15/27 (Call 06/15/27)(b)	250	238,440
3.15%, 05/15/25 (Call 02/15/25)	1,475	1,450,574
3.35%, 06/15/24 (Call 03/15/24)	500	498,405
3.75%, 05/15/46 (Call 11/15/45)	1,535	1,405,584
4.25%, 03/01/49 (Call 09/01/48)	1,000	986,120
4.35%, 11/15/45 (Call 05/15/45)	1,015	1,018,228
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,045,337
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,820,241
5.50%, 09/01/35	485	545,431
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,100	1,132,043
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,390	2,321,216
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	1,150	1,167,952

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	$409	$403,229
3.35%, 07/01/23 (Call 04/01/23)	575	578,536
3.50%, 11/15/21 (Call 08/15/21)	800	806,496
3.50%, 08/15/46 (Call 02/15/46)	2,050	1,815,090
3.75%, 08/15/47 (Call 02/15/47)	625	578,250
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	100	99,199
2.40%, 02/01/20 (Call 01/01/20)	2	1,993
2.80%, 01/15/23 (Call 12/15/22)	1,250	1,239,962
3.25%, 04/15/28 (Call 01/15/28)	710	688,771
3.50%, 02/01/25 (Call 11/01/24)	1,745	1,761,804
3.75%, 11/15/23 (Call 08/15/23)	2,750	2,817,732
3.80%, 07/15/48 (Call 01/15/48)	275	250,850
4.45%, 01/15/49 (Call 07/15/48)	1,000	1,006,650
4.50%, 02/01/45 (Call 08/01/44)	2,806	2,866,133
5.15%, 11/15/43 (Call 05/15/43)	2,171	2,399,454
5.95%, 05/15/37	4,475	5,337,914
6.13%, 04/01/36	7,296	8,876,095
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	885	825,139
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,090,592
4.20%, 09/15/46 (Call 03/15/46)	295	271,943
4.25%, 11/30/23 (Call 08/30/23)	1,148	1,173,841
4.35%, 05/01/33 (Call 02/01/33)	2,175	2,168,518
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,450	2,389,999
2.25%, 08/01/22 (Call 05/01/22)	2,705	2,632,317
3.55%, 08/01/42 (Call 02/01/42)	1,347	1,247,847
3.95%, 03/01/48 (Call 09/01/47)	756	741,296
4.25%, 02/01/49 (Call 08/01/48)	340	349,935
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,775,198
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,380	2,294,796
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	665	616,854
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	700	675,430
3.60%, 11/01/21	25	25,152
3.85%, 02/01/24 (Call 01/01/24)	845	850,281
4.25%, 11/01/28 (Call 08/01/28)	600	606,528
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	1,210	1,161,903
4.97%, 05/01/46 (Call 11/01/45)	1,750	1,720,512
Cleco Power LLC, 6.00%, 12/01/40	210	243,396
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,575,385
5.95%, 12/15/36	614	695,969
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	247,139
3.00%, 05/15/26 (Call 02/15/26)	25	23,661
3.45%, 08/15/27 (Call 05/15/27)	1,935	1,891,134
3.60%, 11/15/25 (Call 08/15/25)	720	712,418
3.88%, 03/01/24 (Call 12/01/23)	690	696,307
4.70%, 03/31/43 (Call 09/30/42)	10	10,193
4.88%, 03/01/44 (Call 09/01/43)	1,525	1,614,655
5.05%, 03/15/22 (Call 12/15/21)	2,175	2,279,443
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	400	376,968
3.40%, 09/01/21 (Call 06/01/21)	2,760	2,783,791
3.65%, 06/15/46 (Call 12/15/45)	1,310	1,209,418
3.70%, 08/15/28 (Call 05/15/28)	1,550	1,569,778

Security	Par (000)	Value

Electric (continued)
3.70%, 03/01/45 (Call 09/01/44)	$1,300	$1,211,236
3.80%, 10/01/42 (Call 04/01/42)	650	615,947
4.00%, 08/01/20 (Call 05/01/20)	500	506,510
4.00%, 03/01/48 (Call 09/01/47)	1,525	1,491,419
4.00%, 03/01/49 (Call 09/01/48)	905	883,009
4.35%, 11/15/45 (Call 05/15/45)	2,032	2,084,629
4.60%, 08/15/43 (Call 02/15/43)	70	74,450
4.70%, 01/15/44 (Call 04/15/43)	175	188,501
5.90%, 03/15/36	323	381,369
6.45%, 01/15/38	1,240	1,578,061
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,025	1,936,001
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	1,835	1,717,633
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	2,660	2,608,210
4.00%, 04/01/48 (Call 10/01/47)	1,825	1,820,711
4.30%, 04/15/44 (Call 10/15/43)	1,400	1,454,362
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,175	2,134,697
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,125	2,165,524
Consolidated Edison Co. of New York Inc. 3.30%, 12/01/24 (Call 09/01/24)	1,150	1,145,550
3.80%, 05/15/28 (Call 02/15/28)	1,775	1,815,505
3.85%, 06/15/46 (Call 12/15/45)	1,539	1,433,394
3.95%, 03/01/43 (Call 09/01/42)	7,061	6,673,422
4.45%, 03/15/44 (Call 09/15/43)	1,955	1,984,579
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,639,849
4.50%, 05/15/58 (Call 11/15/57)	2,050	2,012,444
4.63%, 12/01/54 (Call 06/01/54)	1,230	1,228,770
5.70%, 06/15/40	495	574,601
Series 05-A, 5.30%, 03/01/35	700	768,012
Series 06-A, 5.85%, 03/15/36	500	585,640
Series 06-B, 6.20%, 06/15/36	250	302,630
Series 06-E, 5.70%, 12/01/36	695	790,966
Series 07-A, 6.30%, 08/15/37	460	560,726
Series 08-B, 6.75%, 04/01/38	1,347	1,725,211
Series 09-C, 5.50%, 12/01/39	1,295	1,467,507
Series 12-A, 4.20%, 03/15/42	50	48,864
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	710	661,791
Series B, 2.90%, 12/01/26 (Call 09/01/26)	550	518,892
Series C, 4.00%, 11/15/57 (Call 05/15/57)	200	179,390
Series C, 4.30%, 12/01/56 (Call 06/01/56)	1,925	1,820,530
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,000	1,041,710
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,074	2,188,298
Consolidated Edison Inc. 2.00%, 05/15/21 (Call 04/15/21)	3,370	3,293,669
Series A, 2.00%, 03/15/20	1,830	1,810,620
Consumers Energy Co. 2.85%, 05/15/22 (Call 02/15/22)	1,015	1,007,956
3.13%, 08/31/24 (Call 05/31/24)	465	459,304
3.25%, 08/15/46 (Call 02/15/46)	375	329,280
3.38%, 08/15/23 (Call 05/15/23)	1,200	1,214,172
3.80%, 11/15/28 (Call 08/15/28)	350	359,594
3.95%, 05/15/43 (Call 11/15/42)	500	491,420
3.95%, 07/15/47 (Call 01/15/47)	1,845	1,823,100
4.05%, 05/15/48 (Call 11/15/47)	1,050	1,057,581
4.35%, 08/31/64 (Call 02/28/64)	35	36,433
Delmarva Power & Light Co. 3.50%, 11/15/23 (Call 08/15/23)	458	464,893
4.00%, 06/01/42 (Call 12/01/41)	300	287,121
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,232,575

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc. 2.58%, 07/01/20	$2,010	$1,990,041
3.90%, 10/01/25 (Call 07/01/25)	3,154	3,169,833
4.10%, 04/01/21(c)	295	298,115
4.25%, 06/01/28 (Call 03/01/28)	1,725	1,759,293
4.70%, 12/01/44 (Call 06/01/44)	2,480	2,514,422
5.75%, 10/01/54 (Call 10/01/24)(a)(d)	1,040	1,039,730
7.00%, 06/15/38	2,305	2,898,607
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,450	1,426,843
Series B, 2.75%, 09/15/22 (Call 06/15/22)	100	97,847
Series B, 5.95%, 06/15/35	1,520	1,724,881
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,150	2,085,328
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,515	2,322,276
Series C, 4.90%, 08/01/41 (Call 02/01/41)	3,215	3,288,720
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,900	2,709,760
Series E, 6.30%, 03/15/33	150	178,929
Series F, 5.25%, 08/01/33	1,730	1,884,852
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	755	741,357
3.65%, 03/15/24 (Call 12/15/23)	3,530	3,605,718
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,704,368
3.70%, 06/01/46 (Call 12/01/45)	810	760,039
3.75%, 08/15/47 (Call 02/15/47)	2,150	2,037,791
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,370,776
3.95%, 06/15/42 (Call 12/15/41)	5	4,795
3.95%, 03/01/49 (Call 09/01/48)	1,230	1,201,845
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,589,308
5.70%, 10/01/37	150	174,432
Series A, 4.05%, 05/15/48 (Call 11/15/47)	450	447,485
Series A, 6.63%, 06/01/36	620	782,855
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,025	2,806,928
3.80%, 03/15/27 (Call 12/15/26)	3,110	3,064,034
Series B, 3.30%, 06/15/22 (Call 04/15/22)	700	696,990
Series C, 3.50%, 06/01/24 (Call 03/01/24)	800	794,816
Series D, 3.70%, 08/01/23 (Call 07/01/23)	890	894,050
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,515	1,537,392
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,320	2,278,495
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,864,715
3.05%, 03/15/23 (Call 03/15/23)	2,605	2,614,899
3.35%, 05/15/22	1,000	1,019,780
3.70%, 12/01/47 (Call 06/01/47)	1,645	1,535,640
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,000,977
3.88%, 03/15/46 (Call 09/15/45)	2,890	2,777,752
3.90%, 06/15/21 (Call 03/15/21)	2,240	2,285,987
3.95%, 11/15/28 (Call 08/15/28)	270	279,979
3.95%, 03/15/48 (Call 09/15/47)	800	780,216
4.00%, 09/30/42 (Call 03/30/42)	362	356,056
4.25%, 12/15/41 (Call 06/15/41)	480	489,557
5.30%, 02/15/40	670	775,873
6.00%, 01/15/38	616	755,284
6.05%, 04/15/38	790	975,784
6.10%, 06/01/37	3,530	4,301,729
6.45%, 10/15/32	165	205,918
Series A, 6.00%, 12/01/28	1,335	1,577,730
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	4,243	4,106,333
2.40%, 08/15/22 (Call 07/15/22)	315	307,103
2.65%, 09/01/26 (Call 06/01/26)	3,193	2,973,194

Security	Par (000)	Value

Electric (continued)
3.05%, 08/15/22 (Call 05/15/22)	$2,750	$2,737,927
3.15%, 08/15/27 (Call 05/15/27)	1,065	1,020,025
3.55%, 09/15/21 (Call 06/15/21)	2,976	3,001,117
3.75%, 04/15/24 (Call 01/15/24)	1,979	2,011,555
3.75%, 09/01/46 (Call 03/01/46)	3,855	3,446,331
3.95%, 10/15/23 (Call 07/15/23)	925	947,681
3.95%, 08/15/47 (Call 02/15/47)	210	193,673
4.80%, 12/15/45 (Call 06/15/45)	3,295	3,426,932
Duke Energy Florida LLC 3.10%, 08/15/21 (Call 05/15/21)	1,750	1,754,147
3.20%, 01/15/27 (Call 10/15/26)	1,375	1,347,637
3.40%, 10/01/46 (Call 04/01/46)	3,365	2,974,424
3.80%, 07/15/28 (Call 04/15/28)	3,405	3,482,464
3.85%, 11/15/42 (Call 05/15/42)	870	833,765
4.20%, 07/15/48 (Call 01/15/48)	225	226,672
5.65%, 04/01/40	350	416,983
6.35%, 09/15/37	150	190,025
6.40%, 06/15/38	2,010	2,586,006
Duke Energy Florida Project Finance LLC
Series 2026, 2.54%, 09/01/31	250	235,463
Series 2035, 3.11%, 09/01/38	100	91,847
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 12/15/45)	3,629	3,406,687
6.12%, 10/15/35	100	120,509
6.35%, 08/15/38	105	133,755
6.45%, 04/01/39	2,940	3,740,297
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	305	332,740
Duke Energy Ohio Inc. 3.65%, 02/01/29 (Call 11/01/28)	895	905,830
3.70%, 06/15/46 (Call 12/15/45)	750	694,808
3.80%, 09/01/23 (Call 06/01/23)	1,125	1,156,871
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	940	936,738
3.00%, 09/15/21 (Call 06/15/21)	2,035	2,039,172
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,158,661
3.38%, 09/01/23 (Call 08/01/23)	727	737,883
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,293,500
3.70%, 09/01/28 (Call 06/01/28)	465	472,403
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,512,631
4.10%, 05/15/42 (Call 11/15/41)	360	357,746
4.10%, 03/15/43 (Call 09/15/42)	920	912,024
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,102,809
4.20%, 08/15/45 (Call 02/15/45)	2,715	2,730,557
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,313,517
6.30%, 04/01/38	955	1,185,480
Edison International 2.13%, 04/15/20	1,750	1,704,447
2.40%, 09/15/22 (Call 08/15/22)	2,600	2,385,708
2.95%, 03/15/23 (Call 01/15/23)	2,632	2,431,257
4.13%, 03/15/28 (Call 12/15/27)	2,420	2,231,700
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	2,182	2,214,294
6.00%, 05/15/35	150	170,835
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	2,340	2,298,465
3.55%, 06/15/26 (Call 03/15/26)	3,242	3,104,442
4.75%, 06/15/46 (Call 12/15/45)	4,185	4,091,758
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	859	837,293
Enel Chile SA, 4.88%, 06/12/28	1,134	1,168,440

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas Inc. 3.50%, 04/01/26 (Call 01/01/26)	$1,850	$1,844,875
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,184,909
4.95%, 12/15/44 (Call 12/15/24)	245	245,576
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	1,875	1,896,394
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)	1,075	1,007,544
4.00%, 07/15/22 (Call 05/15/22)	2,533	2,569,956
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	33,203
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)	2,780	2,558,406
3.05%, 06/01/31 (Call 03/01/31)	1,775	1,639,408
3.12%, 09/01/27 (Call 06/01/27)	915	877,952
3.25%, 04/01/28 (Call 01/01/28)	1,535	1,484,084
4.00%, 03/15/33 (Call 12/15/32)	955	971,560
4.05%, 09/01/23 (Call 06/01/23)	290	299,208
4.20%, 09/01/48 (Call 03/01/48)	1,225	1,222,084
4.95%, 01/15/45 (Call 01/15/25)	610	631,033
5.40%, 11/01/24	70	77,653
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)	2,540	2,374,189
Entergy Texas Inc. 4.00%, 03/30/29 (Call 12/30/28)	1,500	1,505,760
5.15%, 06/01/45 (Call 06/01/25)	25	26,092
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	951	975,403
Eversource Energy 2.50%, 03/15/21 (Call 02/15/21)	1,520	1,503,067
2.80%, 05/01/23 (Call 02/01/23)	770	753,807
3.35%, 03/15/26 (Call 12/15/25)	650	628,934
Series H, 3.15%, 01/15/25 (Call 10/15/24)	760	744,754
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,050	1,037,757
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,500	1,457,925
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	96,479
Series N, 3.80%, 12/01/23 (Call 11/01/23)	225	229,410
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	270	264,776
2.85%, 06/15/20 (Call 05/15/20)	2,298	2,289,980
3.40%, 04/15/26 (Call 01/15/26)	3,655	3,549,992
3.50%, 06/01/22 (Call 05/01/22)	1,765	1,753,951
3.95%, 06/15/25 (Call 03/15/25)	3,395	3,429,425
4.45%, 04/15/46 (Call 10/15/45)	1,325	1,288,814
4.95%, 06/15/35 (Call 12/15/34)	3,139	3,214,148
5.10%, 06/15/45 (Call 12/15/44)	4,110	4,361,244
5.15%, 12/01/20 (Call 09/01/20)	1,929	1,979,810
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	2,522	2,526,035
4.00%, 10/01/20 (Call 07/01/20)	1,150	1,159,200
4.25%, 06/15/22 (Call 03/15/22)	2,373	2,427,389
5.60%, 06/15/42 (Call 12/15/41)	4,085	4,044,518
5.75%, 10/01/41 (Call 04/01/41)	1,500	1,475,475
6.25%, 10/01/39	1,975	2,093,796
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	465	455,579
Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,925	1,905,442
Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,805	2,868,617
Series C, 4.85%, 07/15/47 (Call 01/15/47)	2,177	2,243,877
Series C, 7.38%, 11/15/31	150	192,837

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	$25	$24,922
3.13%, 12/01/25 (Call 06/01/25)	700	698,880
3.25%, 06/01/24 (Call 12/01/23)	2,225	2,255,838
3.70%, 12/01/47 (Call 06/01/47)	4,100	3,900,945
3.80%, 12/15/42 (Call 06/15/42)	760	736,037
3.95%, 03/01/48 (Call 09/01/47)	475	471,756
3.99%, 03/01/49 (Call 09/01/48)	2,500	2,486,400
4.05%, 06/01/42 (Call 12/01/41)	1,765	1,774,566
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,292,199
4.13%, 02/01/42 (Call 08/01/41)	3,390	3,452,647
4.13%, 06/01/48 (Call 12/01/47)	1,550	1,581,248
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,756,440
5.63%, 04/01/34	235	279,159
5.65%, 02/01/37	2,482	2,966,015
5.69%, 03/01/40	710	865,298
5.95%, 02/01/38	3,459	4,298,188
5.96%, 04/01/39	25	31,231
Fortis Inc./Canada 2.10%, 10/04/21 (Call 09/04/21)	2,185	2,112,808
3.06%, 10/04/26 (Call 07/04/26)	6,370	5,946,013
Georgia Power Co. 2.00%, 03/30/20	1,400	1,384,824
2.40%, 04/01/21 (Call 03/01/21)	1,295	1,275,342
2.85%, 05/15/22	250	245,773
3.25%, 04/01/26 (Call 03/01/26)	250	237,553
3.25%, 03/30/27 (Call 12/30/26)	2,530	2,380,249
4.30%, 03/15/42	4,511	4,257,707
4.30%, 03/15/43	1,108	1,022,385
Series 10-C, 4.75%, 09/01/40	1,190	1,177,922
Series C, 2.00%, 09/08/20	1,485	1,464,373
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	500	488,725
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,425,822
Indiana Michigan Power Co. 3.85%, 05/15/28 (Call 02/15/28)	1,275	1,294,660
4.25%, 08/15/48 (Call 02/15/48)	500	496,380
6.05%, 03/15/37	215	251,144
Series J, 3.20%, 03/15/23 (Call 12/15/22)	220	219,023
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,113	1,139,456
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,150	1,046,316
Integrys Holding Inc., 4.17%, 11/01/20	850	861,943
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	825	812,402
3.70%, 09/15/46 (Call 03/15/46)	1,492	1,319,570
4.10%, 09/26/28 (Call 06/26/28)	1,750	1,780,502
4.70%, 10/15/43 (Call 04/15/43)	150	150,999
6.25%, 07/15/39	90	109,729
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	680	662,150
3.25%, 06/30/26 (Call 03/30/26)	420	403,637
3.35%, 11/15/27 (Call 08/15/27)	5,110	4,891,547
3.65%, 06/15/24 (Call 03/15/24)	300	298,887
4.05%, 07/01/23 (Call 04/01/23)	150	150,555
5.30%, 07/01/43 (Call 01/01/43)	205	225,908
Jersey Central Power & Light Co., 6.15%, 06/01/37	1,050	1,199,278
Kansas City Power & Light Co. 3.15%, 03/15/23 (Call 12/15/22)	25	24,645
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,352,376
4.20%, 06/15/47 (Call 12/15/46)	1,300	1,254,695

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 03/15/48 (Call 09/15/47)	$1,266	$1,219,905
5.30%, 10/01/41 (Call 04/01/41)	1,706	1,890,982
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	385	386,902
3.30%, 10/01/25 (Call 07/01/25)	1,000	986,900
4.38%, 10/01/45 (Call 04/01/45)	1,150	1,146,251
5.13%, 11/01/40 (Call 05/01/40)	1,451	1,640,355
LG&E & KU Energy LLC 3.75%, 11/15/20 (Call 08/15/20)	1,100	1,107,656
4.38%, 10/01/21 (Call 07/01/21)	1,475	1,507,568
Louisville Gas & Electric Co. 4.38%, 10/01/45 (Call 04/01/45)	1,375	1,373,804
4.65%, 11/15/43 (Call 05/15/43)	25	26,090
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	1,100	1,094,973
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)	1,525	1,491,572
3.50%, 10/15/24 (Call 07/15/24)	3,669	3,740,289
3.65%, 04/15/29 (Call 01/15/29)	750	760,208
3.65%, 08/01/48 (Call 02/01/48)	2,100	1,950,711
3.70%, 09/15/23 (Call 06/15/23)	730	743,958
3.95%, 08/01/47 (Call 02/01/47)	1,376	1,346,430
4.25%, 05/01/46 (Call 11/01/45)	1,075	1,096,522
4.40%, 10/15/44 (Call 04/15/44)	275	288,057
4.80%, 09/15/43 (Call 03/15/43)	520	567,471
5.80%, 10/15/36	733	875,407
6.75%, 12/30/31	35	45,142
Mississippi Power Co. 3.95%, 03/30/28 (Call 12/30/27)	200	197,482
Series 12-A, 4.25%, 03/15/42	1,750	1,623,510
National Grid USA 5.80%, 04/01/35	1,020	1,128,100
8.00%, 11/15/30	425	551,744
Nevada Power Co. 5.45%, 05/15/41 (Call 11/15/40)	2,905	3,265,772
Series BB, 2.75%, 04/15/20	2,000	2,000,960
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,600	1,613,136
Series N, 6.65%, 04/01/36	250	314,655
Series R, 6.75%, 07/01/37	700	903,623
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	1,613	1,582,079
3.55%, 05/01/27 (Call 02/01/27)	4,536	4,405,091
3.63%, 06/15/23 (Call 02/15/23)	250	247,483
4.50%, 06/01/21 (Call 03/01/21)	433	442,846
4.80%, 12/01/77 (Call 12/01/27)(a)(d)	1,050	912,629
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	2,755	2,678,576
2.20%, 08/15/20 (Call 07/15/20)	690	683,818
2.60%, 05/15/23 (Call 11/15/22)	1,095	1,073,669
3.40%, 08/15/42 (Call 02/15/42)	450	409,505
3.60%, 05/15/46 (Call 11/15/45)	206	191,885
4.00%, 08/15/45 (Call 02/15/45)	670	659,729
4.13%, 05/15/44 (Call 11/15/43)	510	512,545
4.85%, 08/15/40 (Call 02/15/40)	65	70,626
5.35%, 11/01/39	615	710,319
6.20%, 07/01/37	325	407,628
6.25%, 06/01/36	835	1,047,115
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	2,680	2,647,599
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	1,366	1,333,926
2.70%, 06/01/26 (Call 03/01/26)	950	888,231

Security	Par (000)	Value

Electric (continued)
3.20%, 05/15/27 (Call 02/15/27)	$1,855	$1,814,171
3.25%, 11/15/25 (Call 08/15/25)	410	403,719
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,391,647
5.50%, 03/15/40	100	115,301
Oglethorpe Power Corp. 4.20%, 12/01/42	150	135,056
4.25%, 04/01/46 (Call 10/01/45)	1,550	1,388,459
4.55%, 06/01/44	583	542,295
5.05%, 10/01/48 (Call 04/01/48)(g)	230	237,795
5.25%, 09/01/50	222	230,971
5.38%, 11/01/40	1,320	1,413,680
5.95%, 11/01/39	859	965,696
Ohio Edison Co. 6.88%, 07/15/36	840	1,044,733
8.25%, 10/15/38	900	1,271,160
Ohio Power Co. 4.15%, 04/01/48 (Call 10/01/47)	1,000	999,170
Series G, 6.60%, 02/15/33	30	37,487
Series M, 5.38%, 10/01/21	458	484,921
Oklahoma Gas & Electric Co. 3.80%, 08/15/28 (Call 02/15/28)	1,000	1,001,670
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,409,237
4.15%, 04/01/47 (Call 10/01/46)	1,400	1,359,078
Oncor Electric Delivery Co. LLC 2.95%, 04/01/25 (Call 01/01/25)	100	97,983
3.70%, 11/15/28 (Call 08/15/28)	1,210	1,225,403
3.75%, 04/01/45 (Call 10/01/44)	470	449,767
3.80%, 09/30/47 (Call 03/30/47)	650	628,570
4.10%, 06/01/22 (Call 03/01/22)	1,135	1,165,634
4.10%, 11/15/48 (Call 05/15/48)	585	591,417
4.55%, 12/01/41 (Call 06/01/41)	445	474,730
5.25%, 09/30/40	765	882,083
5.30%, 06/01/42 (Call 12/01/41)	1,798	2,097,601
5.75%, 03/15/29 (Call 12/15/28)	429	503,148
7.00%, 09/01/22	4,163	4,691,909
7.00%, 05/01/32	350	458,910
7.25%, 01/15/33	545	730,355
7.50%, 09/01/38	1,344	1,875,552
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	200	200,202
3.35%, 07/01/25 (Call 04/01/25)	440	435,912
3.50%, 06/15/29 (Call 03/15/29)	1,220	1,217,011
3.60%, 04/01/24 (Call 01/01/24)	1,900	1,937,962
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,522,373
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,377,181
4.13%, 01/15/49 (Call 07/15/48)	100	98,520
4.15%, 02/15/50 (Call 08/15/49)	2,500	2,470,975
5.25%, 06/15/35	50	55,846
6.00%, 01/15/39	1,740	2,102,720
6.10%, 08/01/36	2,165	2,614,216
6.25%, 10/15/37	124	154,003
PECO Energy Co. 1.70%, 09/15/21 (Call 08/15/21)	2,000	1,933,900
2.38%, 09/15/22 (Call 06/15/22)	935	913,869
3.15%, 10/15/25 (Call 07/15/25)	3,055	3,016,171
3.70%, 09/15/47 (Call 03/15/47)	425	394,897
3.90%, 03/01/48 (Call 09/01/47)	220	212,439
4.15%, 10/01/44 (Call 04/01/44)	335	334,075
4.80%, 10/15/43 (Call 04/15/43)	900	957,546
5.95%, 10/01/36	630	752,529

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pennsylvania Electric Co., 6.15%, 10/01/38	$100	$114,005
PNM Resources Inc., 3.25%, 03/09/21	1,505	1,494,947
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	2,000	2,036,080
4.15%, 03/15/43 (Call 09/15/42)	1,420	1,407,987
7.90%, 12/15/38	525	742,844
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	1,850	1,739,499
3.40%, 06/01/23 (Call 03/01/23)	1,080	1,071,684
3.50%, 12/01/22 (Call 09/01/22)	25	24,897
3.95%, 03/15/24 (Call 12/15/23)	1,008	1,012,980
4.00%, 09/15/47 (Call 03/15/47)	162	145,058
4.20%, 06/15/22 (Call 03/15/22)	2,498	2,544,363
4.70%, 06/01/43 (Call 12/01/42)	390	387,278
5.00%, 03/15/44 (Call 09/15/43)	1,914	1,975,669
PPL Electric Utilities Corp. 3.00%, 09/15/21 (Call 06/15/21)	2,335	2,338,082
3.95%, 06/01/47 (Call 12/01/46)	2,050	2,007,380
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,052,069
4.15%, 06/15/48 (Call 12/15/47)	1,000	1,008,510
5.20%, 07/15/41 (Call 01/15/41)	390	431,750
6.25%, 05/15/39	1,750	2,193,502
Progress Energy Inc. 3.15%, 04/01/22 (Call 01/01/22)	2,001	1,993,596
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,195,408
6.00%, 12/01/39	2,375	2,826,297
7.00%, 10/30/31	400	508,244
7.75%, 03/01/31	650	863,304
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	1,550	1,535,833
3.85%, 06/01/23 (Call 05/01/23)	2,300	2,314,743
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,546,838
4.30%, 11/15/23 (Call 08/15/23)	80	81,510
5.13%, 04/15/20	300	306,228
8.63%, 04/15/31	1,550	2,024,951
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	3,425	3,334,717
2.90%, 05/15/25 (Call 12/15/24)	465	450,552
3.20%, 11/15/20 (Call 05/15/20)	208	208,603
3.55%, 06/15/46 (Call 12/15/45)	2,931	2,561,987
3.60%, 09/15/42 (Call 03/15/42)	226	210,368
3.70%, 06/15/28 (Call 12/15/27)	1,500	1,525,140
3.80%, 06/15/47 (Call 12/15/46)	2,990	2,849,560
4.10%, 06/15/48 (Call 12/15/47)	1,275	1,283,428
4.30%, 03/15/44 (Call 09/15/43)	2,805	2,882,418
4.75%, 08/15/41 (Call 02/15/41)	396	412,838
Series 17, 6.25%, 09/01/37	25	31,522
Public Service Co. of Oklahoma, 4.40%, 02/01/21	770	786,809
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)	1,365	1,339,666
2.25%, 09/15/26 (Call 06/15/26)	2,275	2,095,935
2.38%, 05/15/23 (Call 02/15/23)	2,000	1,950,440
3.00%, 05/15/25 (Call 02/15/25)	275	269,605
3.00%, 05/15/27 (Call 02/15/27)	1,235	1,192,664
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,064,067
3.25%, 09/01/23 (Call 08/01/23)	650	656,104
3.60%, 12/01/47 (Call 06/01/47)	1,665	1,543,755
3.65%, 09/01/28 (Call 06/01/28)	250	253,098
3.65%, 09/01/42 (Call 03/01/42)	1,800	1,699,596
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,497,405

Security	Par (000)	Value

Electric (continued)
3.80%, 01/01/43 (Call 07/01/42)	$310	$298,459
3.80%, 03/01/46 (Call 09/01/45)	840	804,292
3.95%, 05/01/42 (Call 11/01/41)	105	103,130
4.05%, 05/01/48 (Call 11/01/47)	800	804,064
4.15%, 11/01/45 (Call 05/01/45)	925	903,068
5.38%, 11/01/39	925	1,056,757
5.50%, 03/01/40	71	83,184
5.80%, 05/01/37	183	219,024
Series I, 4.00%, 06/01/44 (Call 12/01/43)	850	816,043
Series K, 4.05%, 05/01/45 (Call 11/01/44)	1,030	991,499
Public Service Enterprise Group Inc. 2.00%, 11/15/21 (Call 10/15/21)	2,000	1,922,000
2.65%, 11/15/22 (Call 10/15/22)	960	937,978
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)	2,998	2,935,522
5.63%, 07/15/22 (Call 04/15/22)	1,278	1,347,702
6.00%, 09/01/21	667	704,859
Puget Sound Energy Inc. 4.22%, 06/15/48 (Call 12/15/47)	3,300	3,358,641
4.30%, 05/20/45 (Call 11/20/44)	115	117,216
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,420,216
5.76%, 10/01/39	765	912,637
5.76%, 07/15/40	200	234,522
5.80%, 03/15/40	465	559,325
6.27%, 03/15/37	525	649,672
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	2,125	1,955,850
3.00%, 08/15/21	495	494,243
3.95%, 11/15/41	410	367,032
4.15%, 05/15/48 (Call 11/15/47)	1,000	951,290
4.30%, 04/01/42 (Call 10/01/41)	20	18,759
4.50%, 08/15/40	226	225,541
6.00%, 06/01/26	420	466,427
6.00%, 06/01/39	500	579,930
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,000,660
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,620	2,354,882
SCANA Corp., 4.75%, 05/15/21 (Call 02/15/21)	9	9,116
Sempra Energy 2.40%, 03/15/20 (Call 02/15/20)	1,290	1,280,544
2.85%, 11/15/20 (Call 10/15/20)	3,735	3,701,348
2.88%, 10/01/22 (Call 07/01/22)	712	690,704
2.90%, 02/01/23 (Call 01/01/23)	240	231,674
3.25%, 06/15/27 (Call 03/15/27)	2,250	2,100,960
3.40%, 02/01/28 (Call 10/01/27)	1,750	1,645,455
3.55%, 06/15/24 (Call 03/15/24)	450	440,438
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,348,424
3.80%, 02/01/38 (Call 08/01/37)	2,330	2,048,303
4.00%, 02/01/48 (Call 08/01/47)	1,601	1,404,205
4.05%, 12/01/23 (Call 09/01/23)	315	316,326
6.00%, 10/15/39	2,824	3,214,559
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	2,925	2,747,716
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	1,704	1,749,258
4.60%, 06/15/43 (Call 12/15/42)	730	767,274
5.10%, 06/01/65 (Call 12/01/64)	835	905,800
5.30%, 05/15/33	40	43,759
5.45%, 02/01/41 (Call 08/01/40)	890	1,005,148
6.05%, 01/15/38	1,350	1,609,335
6.63%, 02/01/32	40	48,729

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co. 1.85%, 02/01/22	$165	$159,169
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,925,219
4.00%, 04/01/47 (Call 10/01/46)	3,074	2,779,818
4.05%, 03/15/42 (Call 09/15/41)	315	290,852
4.50%, 09/01/40 (Call 03/01/40)	440	427,808
4.65%, 10/01/43 (Call 04/01/43)	3,531	3,474,963
5.50%, 03/15/40	777	830,846
5.63%, 02/01/36	425	455,341
6.00%, 01/15/34	25	27,850
6.05%, 03/15/39	4,867	5,470,313
6.65%, 04/01/29	375	414,169
Series 04-G, 5.75%, 04/01/35	300	322,815
Series 05-E, 5.35%, 07/15/35	1,405	1,460,006
Series 06-E, 5.55%, 01/15/37	1,705	1,822,645
Series 08-A, 5.95%, 02/01/38	825	915,956
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	841	752,106
Series A, 2.90%, 03/01/21	675	668,439
Series B, 3.65%, 03/01/28 (Call 12/01/27)	700	671,720
Series C, 3.50%, 10/01/23 (Call 07/01/23)	75	73,663
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,570	2,186,530
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,175	1,081,106
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,900	1,863,767
Series E, 3.70%, 08/01/25 (Call 06/01/25)	500	490,260
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	5,930	5,840,753
2.75%, 06/15/20 (Call 05/15/20)	2,630	2,621,742
2.95%, 07/01/23 (Call 05/01/23)	1,313	1,289,274
3.25%, 07/01/26 (Call 04/01/26)	5,073	4,836,446
4.25%, 07/01/36 (Call 01/01/36)	2,734	2,625,515
4.40%, 07/01/46 (Call 01/01/46)	5,157	4,953,866
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(b)(d)	643	648,549
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	1,725	1,727,070
5.15%, 09/15/41	2,128	2,113,210
5.25%, 07/15/43	250	249,515
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	620	613,949
Series E, 2.50%, 12/15/21 (Call 11/15/21)	2,495	2,440,609
Series F, 4.95%, 12/15/46 (Call 06/15/46)	865	829,613
Southwestern Electric Power Co. 3.55%, 02/15/22 (Call 11/15/21)	240	241,582
6.20%, 03/15/40	325	383,211
Series J, 3.90%, 04/01/45 (Call 10/01/44)	2,327	2,098,256
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,230	2,069,997
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,658	1,482,335
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,000	1,013,070
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	585	506,212
3.70%, 08/15/47 (Call 02/15/47)	1,850	1,709,474
4.50%, 08/15/41 (Call 02/15/41)	525	547,313
6.00%, 10/01/36	75	87,179
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	500	517,705
Tampa Electric Co. 2.60%, 09/15/22 (Call 06/15/22)	1,415	1,386,856
4.10%, 06/15/42 (Call 12/15/41)	611	588,112
4.20%, 05/15/45 (Call 11/15/44)	25	23,468
4.30%, 06/15/48 (Call 12/15/47)	790	765,502
4.35%, 05/15/44 (Call 11/15/43)	2,010	1,955,026
4.45%, 06/15/49 (Call 12/15/48)	150	148,797
6.15%, 05/15/37	14	16,571

Security	Par (000)	Value

Electric (continued)
TECO Finance Inc., 5.15%, 03/15/20	$440	$449,020
Toledo Edison Co. (The), 6.15%, 05/15/37	2,610	3,097,026
TransAlta Corp. 4.50%, 11/15/22 (Call 08/15/22)	2,192	2,198,116
6.50%, 03/15/40	125	122,385
Tucson Electric Power Co. 3.05%, 03/15/25 (Call 12/15/24)	75	72,427
4.85%, 12/01/48 (Call 06/01/48)	25	26,509
5.15%, 11/15/21 (Call 08/15/21)	1,110	1,154,433
UIL Holdings Corp., 4.63%, 10/01/20	800	814,416
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	1,929	1,862,295
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,725,279
3.65%, 04/15/45 (Call 10/15/44)	210	195,907
3.90%, 09/15/42 (Call 03/15/42)	460	446,379
4.00%, 04/01/48 (Call 10/01/47)	1,110	1,089,709
5.30%, 08/01/37	90	102,004
8.45%, 03/15/39	35	51,987
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)	800	797,520
3.45%, 09/01/22 (Call 06/01/22)	200	202,020
3.45%, 02/15/24 (Call 11/15/23)	490	495,277
4.00%, 01/15/43 (Call 07/15/42)	490	468,028
4.45%, 02/15/44 (Call 08/15/43)	1,157	1,175,489
6.35%, 11/30/37	920	1,141,610
8.88%, 11/15/38	647	987,270
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	980,650
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,395	1,368,467
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,430	1,421,248
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,725	1,745,303
Series A, 6.00%, 05/15/37	1,435	1,718,929
Series B, 2.95%, 11/15/26 (Call 08/15/26)	985	944,763
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,255	1,164,552
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,195	1,168,638
Series B, 6.00%, 01/15/36	875	1,039,666
Series C, 2.75%, 03/15/23 (Call 12/15/22)	823	810,927
Series C, 4.00%, 11/15/46 (Call 05/15/46)	950	905,531
Series D, 4.65%, 08/15/43 (Call 02/15/43)	1,890	1,976,127
WEC Energy Group Inc. 2.45%, 06/15/20 (Call 05/15/20)	390	386,923
3.38%, 06/15/21	370	371,902
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,658,773
Westar Energy Inc. 2.55%, 07/01/26 (Call 04/01/26)	1,250	1,169,975
3.10%, 04/01/27 (Call 01/01/27)	1,425	1,378,160
4.10%, 04/01/43 (Call 10/01/42)	350	337,453
4.13%, 03/01/42 (Call 09/01/41)	607	598,975
4.25%, 12/01/45 (Call 06/01/45)	2,385	2,393,848
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	1,399	1,395,419
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,790,130
3.65%, 12/15/42 (Call 06/15/42)	15	13,515
4.25%, 06/01/44 (Call 12/01/43)	480	476,112
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,118,323
4.30%, 10/15/48 (Call 04/15/48)	485	496,136
5.70%, 12/01/36	240	284,040
Wisconsin Power & Light Co. 3.05%, 10/15/27 (Call 07/15/27)	965	932,344
4.10%, 10/15/44 (Call 04/15/44)	1,850	1,768,655
6.38%, 08/15/37	240	300,622

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp. 3.35%, 11/21/21	$965	$972,073
3.67%, 12/01/42	93	85,427
4.75%, 11/01/44 (Call 05/01/44)	390	420,892
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	2,610	2,573,930
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,480,092
3.30%, 06/01/25 (Call 12/01/24)	1,014	1,004,326
3.35%, 12/01/26 (Call 06/01/26)	2,125	2,080,311
4.00%, 06/15/28 (Call 12/15/27)	1,500	1,535,580
4.70%, 05/15/20 (Call 11/15/19)	770	779,271
4.80%, 09/15/41 (Call 03/15/41)	65	68,076
6.50%, 07/01/36	350	430,126

		897,656,745

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	430	428,676
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,198,604
4.25%, 11/15/20	2,225	2,273,705
5.25%, 11/15/39	1,250	1,425,612
6.00%, 08/15/32	15	18,454
6.13%, 04/15/39	35	43,393
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	400	368,152
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,330,490
3.50%, 02/15/28 (Call 11/15/27)	1,765	1,666,654

		10,753,740

Electronics — 0.2%
Agilent Technologies Inc. 3.05%, 09/22/26 (Call 06/22/26)	1,844	1,742,082
3.20%, 10/01/22 (Call 07/01/22)	660	656,495
3.88%, 07/15/23 (Call 04/15/23)	3,200	3,254,080
5.00%, 07/15/20	579	593,018
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	2,485	2,362,539
3.55%, 10/01/27 (Call 07/01/27)	1,360	1,251,540
Amphenol Corp. 2.20%, 04/01/20	700	692,804
3.13%, 09/15/21 (Call 08/15/21)	1,125	1,121,546
3.20%, 04/01/24 (Call 02/01/24)	985	966,551
4.00%, 02/01/22 (Call 11/01/21)	956	977,462
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	1,795	1,701,175
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,220,300
3.88%, 01/12/28 (Call 10/12/27)	1,760	1,640,179
4.00%, 04/01/25 (Call 01/01/25)	1,715	1,671,388
4.50%, 03/01/23 (Call 12/01/22)	1,350	1,373,274
Avnet Inc. 3.75%, 12/01/21 (Call 11/01/21)	105	105,280
4.63%, 04/15/26 (Call 01/15/26)	1,150	1,146,711
4.88%, 12/01/22	3,510	3,597,575
5.88%, 06/15/20	200	205,706
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	2,075	2,061,990
3.70%, 11/15/23 (Call 08/15/23)	175	176,524
4.25%, 08/15/20	3,425	3,490,794
4.38%, 11/15/57 (Call 05/15/57)	25	21,829
4.70%, 03/15/37 (Call 09/15/36)	150	147,057
4.75%, 03/15/42	2,550	2,500,683

Security	Par (000)	Value

Electronics (continued)
5.35%, 11/15/48 (Call 05/15/48)	$1,325	$1,410,807
5.75%, 08/15/40	2,299	2,489,564
5.85%, 11/15/68 (Call 05/15/68)	700	721,420
Flex Ltd. 4.63%, 02/15/20	4,250	4,300,192
4.75%, 06/15/25 (Call 03/15/25)	1,850	1,874,716
5.00%, 02/15/23	1,790	1,841,337
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,400	1,390,298
Fortive Corp. 2.35%, 06/15/21 (Call 05/15/21)	2,720	2,664,594
3.15%, 06/15/26 (Call 03/15/26)	2,187	2,083,730
4.30%, 06/15/46 (Call 12/15/45)	3,206	2,991,711
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	4,345	4,247,455
2.50%, 11/01/26 (Call 08/01/26)	5,311	5,073,705
3.81%, 11/21/47 (Call 05/21/47)	2,947	2,872,117
4.25%, 03/01/21	3,660	3,763,322
5.70%, 03/15/37	52	63,166
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)	2,268	2,051,905
4.70%, 09/15/22	796	808,059
5.63%, 12/15/20	1,450	1,497,807
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	2,310	2,369,852
4.60%, 04/06/27 (Call 01/06/27)	3,175	3,213,735
Legrand France SA, 8.50%, 02/15/25	1,050	1,303,512
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	2,225	2,306,747
Tech Data Corp. 3.70%, 02/15/22 (Call 01/15/22)	1,450	1,428,743
4.95%, 02/15/27 (Call 11/16/26)	2,790	2,775,101
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	1,200	1,204,116
4.75%, 12/01/24 (Call 09/01/24)	2,515	2,540,728
4.90%, 06/15/28 (Call 03/15/28)	1,100	1,091,563
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	795	747,618
3.45%, 08/01/24 (Call 05/01/24)	595	587,997
3.70%, 02/15/26 (Call 11/15/25)	975	958,601
4.88%, 01/15/21	65	66,883
7.13%, 10/01/37	125	159,384

		98,579,067

Engineering & Construction — 0.0%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	2,915	2,887,745
4.25%, 09/15/28 (Call 06/15/28)	1,550	1,501,082

		4,388,827

Environmental Control — 0.1%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	1,805	1,723,594
3.20%, 03/15/25 (Call 12/15/24)	2,700	2,662,335
3.38%, 11/15/27 (Call 08/15/27)	2,537	2,482,632
3.55%, 06/01/22 (Call 03/01/22)	2,393	2,428,225
3.95%, 05/15/28 (Call 02/15/28)	2,052	2,101,740
4.75%, 05/15/23 (Call 02/15/23)	2,085	2,198,174
5.00%, 03/01/20	365	372,172
5.25%, 11/15/21	753	795,439
5.70%, 05/15/41 (Call 11/15/40)	50	58,498
Waste Connections Inc., 4.25%, 12/01/28
(Call 09/01/28)	1,000	1,033,010

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Holdings Inc., 7.10%, 08/01/26	$200	$241,374
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	335	325,412
2.90%, 09/15/22 (Call 06/15/22)	987	981,947
3.13%, 03/01/25 (Call 12/01/24)	2,735	2,703,247
3.15%, 11/15/27 (Call 08/15/27)	1,885	1,827,828
3.50%, 05/15/24 (Call 02/15/24)	3,450	3,493,539
3.90%, 03/01/35 (Call 09/01/34)	1,450	1,415,693
4.10%, 03/01/45 (Call 09/01/44)	3,243	3,191,177
4.75%, 06/30/20	718	734,327
6.13%, 11/30/39	250	297,590

		31,067,953

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	560	661,125
Campbell Soup Co. 2.50%, 08/02/22	400	384,468
3.30%, 03/19/25 (Call 12/19/24)	1,990	1,874,321
3.65%, 03/15/23 (Call 02/15/23)	2,595	2,574,344
3.80%, 08/02/42	165	125,530
3.95%, 03/15/25 (Call 01/15/25)	3,050	2,989,884
4.15%, 03/15/28 (Call 12/15/27)	2,900	2,771,530
4.25%, 04/15/21	2,535	2,579,439
4.80%, 03/15/48 (Call 09/15/47)	2,300	2,002,679
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	1,995	1,961,145
3.25%, 09/15/22	3,763	3,703,959
4.30%, 05/01/24 (Call 04/01/24)	2,700	2,737,341
4.60%, 11/01/25 (Call 09/01/25)	605	614,045
4.85%, 11/01/28 (Call 08/01/28)	1,000	1,002,670
5.30%, 11/01/38 (Call 05/01/38)	2,245	2,133,760
5.40%, 11/01/48 (Call 05/01/48)	1,180	1,106,356
7.00%, 10/01/28	1,515	1,712,011
7.13%, 10/01/26	349	398,719
8.25%, 09/15/30	60	76,152
Delhaize America LLC, 9.00%, 04/15/31	15	20,508
Flowers Foods Inc. 3.50%, 10/01/26 (Call 07/01/26)	1,050	993,353
4.38%, 04/01/22 (Call 01/01/22)(b)	460	465,630
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	2,125	2,077,442
3.15%, 12/15/21 (Call 09/15/21)	665	664,947
3.20%, 04/16/21	410	411,033
3.20%, 02/10/27 (Call 11/10/26)	1,835	1,721,542
3.65%, 02/15/24 (Call 11/15/23)	4,252	4,284,443
3.70%, 10/17/23 (Call 09/17/23)	285	287,725
4.00%, 04/17/25 (Call 02/17/25)	1,395	1,408,727
4.15%, 02/15/43 (Call 08/15/42)	345	297,442
4.20%, 04/17/28 (Call 01/17/28)	2,360	2,383,812
4.55%, 04/17/38 (Call 10/17/37)	790	743,121
4.70%, 04/17/48 (Call 10/17/47)	680	633,468
5.40%, 06/15/40	3,380	3,454,495
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	2,915	2,713,690
3.10%, 05/15/21	1,500	1,508,790
3.20%, 08/21/25 (Call 05/21/25)	555	555,305
3.38%, 05/15/23 (Call 04/15/23)	2,150	2,179,498
4.13%, 12/01/20	2,060	2,107,483
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	2,270	2,103,972
4.63%, 11/01/20	1,550	1,581,325

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The) 2.50%, 03/15/20	$2,290	$2,276,237
3.00%, 03/15/22	200	198,786
3.38%, 12/15/27 (Call 09/15/27)	1,425	1,352,496
3.50%, 03/15/25	5,470	5,350,480
4.25%, 03/15/35	2,591	2,352,602
4.38%, 03/15/45	1,324	1,170,509
Kellogg Co. 2.65%, 12/01/23	2,838	2,758,252
3.25%, 05/14/21	1,350	1,354,779
3.25%, 04/01/26	1,961	1,869,931
3.40%, 11/15/27 (Call 08/15/27)	2,200	2,068,660
4.00%, 12/15/20	2,674	2,713,843
4.30%, 05/15/28 (Call 02/15/28)	1,950	1,964,118
4.50%, 04/01/46	735	669,438
Series B, 7.45%, 04/01/31	3,330	4,187,009
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	700	753,361
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	3,153	3,135,532
3.00%, 06/01/26 (Call 03/01/26)	6,586	6,076,375
3.38%, 06/15/21	1,200	1,198,392
3.50%, 06/06/22	7,418	7,392,927
3.50%, 07/15/22 (Call 05/15/22)	4,966	4,951,698
3.95%, 07/15/25 (Call 04/15/25)	5,890	5,830,629
4.00%, 06/15/23 (Call 05/15/23)	3,000	3,034,050
4.38%, 06/01/46 (Call 12/01/45)	5,870	4,864,410
4.63%, 01/30/29 (Call 10/30/28)	2,500	2,504,175
5.00%, 07/15/35 (Call 01/15/35)	3,285	3,128,010
5.00%, 06/04/42	4,418	4,009,070
5.20%, 07/15/45 (Call 01/15/45)	7,430	6,868,366
6.50%, 02/09/40	3,752	3,958,510
6.88%, 01/26/39	3,040	3,355,826
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	2,440	2,411,135
2.65%, 10/15/26 (Call 07/15/26)(b)	1,885	1,698,573
2.80%, 08/01/22 (Call 07/01/22)	1,025	1,006,909
2.95%, 11/01/21 (Call 10/01/21)	1,326	1,320,232
3.30%, 01/15/21 (Call 12/15/20)	460	462,162
3.40%, 04/15/22 (Call 01/15/22)	100	100,239
3.50%, 02/01/26 (Call 11/01/25)	136	132,049
3.70%, 08/01/27 (Call 05/01/27)	1,250	1,201,200
3.85%, 08/01/23 (Call 05/01/23)	2,855	2,900,223
3.88%, 10/15/46 (Call 04/15/46)	1,950	1,551,790
4.00%, 02/01/24 (Call 11/01/23)	2,505	2,549,539
4.45%, 02/01/47 (Call 08/01/46)(b)	2,780	2,448,207
4.50%, 01/15/29 (Call 10/15/28)	1,000	1,005,180
4.65%, 01/15/48 (Call 07/15/47)(b)	1,575	1,415,831
5.00%, 04/15/42 (Call 10/15/41)	505	477,993
5.15%, 08/01/43 (Call 02/01/43)	935	891,579
5.40%, 07/15/40 (Call 01/15/40)	2,170	2,140,423
5.40%, 01/15/49 (Call 07/15/48)	1,649	1,639,304
6.90%, 04/15/38	653	759,988
7.50%, 04/01/31	685	839,420
8.00%, 09/15/29	260	318,924
Series B, 7.70%, 06/01/29	1,150	1,379,563
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	890	872,414
3.15%, 08/15/24 (Call 06/15/24)	2,700	2,629,746
3.40%, 08/15/27 (Call 05/15/27)	3,150	3,012,250
4.20%, 08/15/47 (Call 02/15/47)	1,890	1,725,816

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc. 3.63%, 05/07/23 (Call 04/07/23)	$1,000	$1,010,970
3.63%, 02/13/26 (Call 12/13/25)	1,475	1,455,073
4.13%, 05/07/28 (Call 02/07/28)	2,655	2,684,152
4.63%, 05/07/48 (Call 11/07/47)	1,450	1,394,552
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	1,288	1,270,251
2.60%, 10/01/20 (Call 09/01/20)	2,675	2,659,298
2.60%, 06/12/22	2,070	2,033,961
3.25%, 07/15/27 (Call 04/15/27)	2,150	2,065,978
3.30%, 07/15/26 (Call 04/15/26)	3,858	3,729,914
3.55%, 03/15/25 (Call 01/15/25)	1,725	1,728,312
3.75%, 10/01/25 (Call 07/01/25)	1,680	1,691,794
4.45%, 03/15/48 (Call 09/15/47)	1,250	1,214,925
4.50%, 04/01/46 (Call 10/01/45)	1,650	1,605,796
4.85%, 10/01/45 (Call 04/01/45)	2,045	2,105,982
5.38%, 09/21/35	1,150	1,252,442
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	1,100	1,073,952
3.55%, 06/02/27 (Call 03/02/27)	4,780	4,589,469
3.90%, 09/28/23 (Call 08/28/23)	300	303,351
3.95%, 08/15/24 (Call 05/15/24)	3,922	3,947,532
4.00%, 03/01/26 (Call 01/01/26)	815	817,282
4.35%, 03/01/29 (Call 12/01/28)	1,505	1,515,505
4.50%, 06/15/22 (Call 03/15/22)	5,008	5,202,861
4.55%, 06/02/47 (Call 12/02/46)	1,215	1,086,793
4.88%, 08/15/34 (Call 02/15/34)	3,460	3,458,201
5.10%, 09/28/48 (Call 03/28/48)	1,410	1,366,882
5.15%, 08/15/44 (Call 02/15/44)	1,374	1,338,922

		244,850,539

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47
(Call 05/02/47)	1,105	1,078,613
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,369,251
6.75%, 02/15/44 (Call 08/15/43)	415	409,900
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	1,065	1,111,679
5.50%, 01/17/27	1,819	1,892,560
Georgia-Pacific LLC 7.38%, 12/01/25	750	911,393
7.75%, 11/15/29	850	1,130,126
8.00%, 01/15/24	221	265,914
8.88%, 05/15/31	1,050	1,526,448
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	5,020	4,696,963
3.65%, 06/15/24 (Call 03/15/24)	2,280	2,311,897
3.80%, 01/15/26 (Call 10/15/25)	2,375	2,368,801
4.35%, 08/15/48 (Call 02/15/48)	2,025	1,796,580
4.40%, 08/15/47 (Call 02/15/47)	3,950	3,550,971
4.75%, 02/15/22 (Call 11/15/21)	1,463	1,524,007
4.80%, 06/15/44 (Call 12/15/43)	1,789	1,707,278
5.00%, 09/15/35 (Call 03/15/35)	2,754	2,780,191
5.15%, 05/15/46 (Call 11/15/45)	2,783	2,740,754
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,738,539
7.30%, 11/15/39	792	959,738
7.50%, 08/15/21	7	7,701
8.70%, 06/15/38	432	579,476

Security	Par (000)	Value

Forest Products & Paper (continued)
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(g)	$1,650	$1,747,267

		38,206,047

Gas — 0.1%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)	1,565	1,510,147
4.13%, 10/15/44 (Call 04/15/44)	500	494,070
4.13%, 03/15/49 (Call 09/15/48)	1,500	1,480,875
4.15%, 01/15/43 (Call 07/15/42)	1,894	1,879,700
4.30%, 10/01/48 (Call 04/01/48)	770	783,175
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,535,745
CenterPoint Energy Resources Corp. 3.55%, 04/01/23 (Call 03/01/23)	1,300	1,308,866
4.00%, 04/01/28 (Call 01/01/28)	1,965	1,980,740
4.10%, 09/01/47 (Call 03/01/47)	1,100	1,030,700
4.50%, 01/15/21 (Call 10/15/20)	2,870	2,930,270
5.85%, 01/15/41 (Call 07/15/40)	758	873,701
6.63%, 11/01/37	345	420,455
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	3,895	3,879,848
3.55%, 11/01/23 (Call 08/01/23)	1,585	1,592,814
3.60%, 12/15/24 (Call 09/15/24)	128	127,713
4.60%, 12/15/44 (Call 06/15/44)	350	350,574
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,535,336
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	1,480	1,463,143
3.95%, 09/15/27 (Call 06/15/27)	2,265	2,129,576
4.75%, 09/01/28 (Call 06/01/28)	800	797,176
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,272,320
5.20%, 07/15/25 (Call 04/15/25)	1,100	1,131,625
NiSource Inc. 3.65%, 06/15/23 (Call 05/15/23)	375	377,509
3.49%, 05/15/27 (Call 02/15/27)	3,590	3,479,069
3.85%, 02/15/23 (Call 11/15/22)	130	131,404
3.95%, 03/30/48 (Call 12/30/47)	470	425,477
4.38%, 05/15/47 (Call 11/15/46)	2,240	2,166,528
4.80%, 02/15/44 (Call 08/15/43)	1,905	1,900,904
5.25%, 02/15/43 (Call 08/15/42)	500	530,165
5.65%, 02/01/45 (Call 08/01/44)	1,617	1,798,815
5.80%, 02/01/42 (Call 08/01/41)	1,560	1,726,858
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,148,211
6.25%, 12/15/40	500	587,550
ONE Gas Inc. 3.61%, 02/01/24 (Call 11/01/23)	533	538,964
4.50%, 11/01/48 (Call 05/01/48)	1,500	1,580,610
4.66%, 02/01/44 (Call 08/01/43)	681	721,370
Piedmont Natural Gas Co. Inc. 3.64%, 11/01/46 (Call 05/01/46)	1,600	1,399,424
4.65%, 08/01/43 (Call 02/01/43)	695	717,713
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	2,897	2,835,989
3.20%, 06/15/25 (Call 03/15/25)	550	538,428
4.45%, 03/15/44 (Call 09/15/43)	440	438,869
5.13%, 11/15/40	1,940	2,135,591
Series KK, 5.75%, 11/15/35	50	58,369
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,725	3,469,800
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,000	986,830
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	1,800	1,714,788
3.25%, 06/15/26 (Call 03/15/26)	1,000	945,990

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.50%, 09/15/21 (Call 06/15/21)	$975	$974,395
3.95%, 10/01/46 (Call 04/01/46)	2,010	1,800,900
4.40%, 06/01/43 (Call 12/01/42)	1,255	1,206,231
4.40%, 05/30/47 (Call 11/30/46)	880	845,733
5.88%, 03/15/41 (Call 09/15/40)	1,205	1,373,507
6.00%, 10/01/34	15	17,003
Southwest Gas Corp. 3.70%, 04/01/28 (Call 01/01/28)	1,500	1,491,870
3.80%, 09/29/46 (Call 03/29/46)	780	702,554
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,000	913,030

		78,189,017

Hand & Machine Tools — 0.0%
Kennametal Inc. 3.88%, 02/15/22 (Call 11/15/21)	1,100	1,100,891
4.63%, 06/15/28 (Call 03/15/28)	1,750	1,711,798
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,501,637
Stanley Black & Decker Inc. 2.90%, 11/01/22	675	668,041
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,314,467
3.40%, 03/01/26 (Call 01/01/26)	1,500	1,495,935
4.25%, 11/15/28 (Call 08/15/28)	500	524,825
4.85%, 11/15/48 (Call 05/15/48)	500	524,080
5.20%, 09/01/40	1,735	1,863,303

		11,704,977

Health Care - Products — 0.4%
Abbott Laboratories 2.55%, 03/15/22	3,234	3,195,839
2.90%, 11/30/21 (Call 10/30/21)	7,775	7,765,981
2.95%, 03/15/25 (Call 12/15/24)	3,865	3,796,590
3.40%, 11/30/23 (Call 09/30/23)	2,765	2,792,622
3.75%, 11/30/26 (Call 08/30/26)	3,106	3,148,770
3.88%, 09/15/25 (Call 06/15/25)	1,301	1,338,742
4.75%, 11/30/36 (Call 05/30/36)	7,728	8,299,563
4.75%, 04/15/43 (Call 10/15/42)	2,227	2,343,583
4.90%, 11/30/46 (Call 05/30/46)	5,725	6,260,745
5.30%, 05/27/40	2,535	2,820,695
6.00%, 04/01/39	1,595	1,907,078
6.15%, 11/30/37	1,440	1,742,875
Baxter International Inc. 1.70%, 08/15/21 (Call 07/15/21)	1,800	1,739,052
2.60%, 08/15/26 (Call 05/15/26)	3,680	3,426,117
3.50%, 08/15/46 (Call 02/15/46)	2,818	2,329,782
6.25%, 12/01/37	500	580,585
Becton Dickinson and Co. 2.40%, 06/05/20	1,400	1,387,008
2.89%, 06/06/22 (Call 05/06/22)	2,995	2,961,306
3.13%, 11/08/21	3,236	3,226,421
3.25%, 11/12/20	3,471	3,466,279
3.36%, 06/06/24 (Call 04/06/24)	2,921	2,874,877
3.70%, 06/06/27 (Call 03/06/27)	4,025	3,907,712
3.73%, 12/15/24 (Call 09/15/24)	5,610	5,612,525
4.67%, 06/06/47 (Call 12/06/46)	4,700	4,657,230
4.69%, 12/15/44 (Call 06/15/44)	4,215	4,120,710
4.88%, 05/15/44 (Call 11/15/43)	460	441,844
5.00%, 11/12/40	432	427,615
6.00%, 05/15/39	525	583,931

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp. 2.85%, 05/15/20	$1,890	$1,892,892
3.45%, 03/01/24 (Call 02/01/24)	2,025	2,032,918
3.75%, 03/01/26 (Call 01/01/26)	2,500	2,504,200
3.85%, 05/15/25	3,635	3,685,272
4.00%, 03/01/28 (Call 12/01/27)	1,575	1,580,654
4.00%, 03/01/29 (Call 12/01/28)	1,625	1,627,031
4.13%, 10/01/23 (Call 07/01/23)	775	794,298
4.55%, 03/01/39 (Call 09/01/38)	1,570	1,565,337
4.70%, 03/01/49 (Call 09/01/48)	1,110	1,115,173
7.00%, 11/15/35	455	574,160
7.38%, 01/15/40	2,365	3,135,115
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	5,006	5,044,346
4.20%, 06/15/20	910	924,979
6.55%, 10/15/37	250	322,025
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	600	594,996
3.35%, 09/15/25 (Call 06/15/25)	300	295,374
4.38%, 09/15/45 (Call 03/15/45)	3,030	2,980,187
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	842	854,142
Koninklijke Philips NV 5.00%, 03/15/42	2,538	2,730,710
6.88%, 03/11/38	50	64,550
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	3,067	3,149,073
6.00%, 03/01/20	1,551	1,592,830
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,546	2,538,387
Medtronic Inc. 2.50%, 03/15/20	3,981	3,968,818
2.75%, 04/01/23 (Call 01/01/23)	1,449	1,439,335
3.13%, 03/15/22 (Call 12/15/21)	1,132	1,139,245
3.15%, 03/15/22	7,575	7,629,616
3.50%, 03/15/25	12,165	12,355,139
3.63%, 03/15/24 (Call 12/15/23)	1,865	1,913,956
4.13%, 03/15/21 (Call 12/15/20)	1,925	1,965,136
4.38%, 03/15/35	5,812	6,120,850
4.50%, 03/15/42 (Call 09/15/41)	4,200	4,490,766
4.63%, 03/15/44 (Call 09/15/43)	2,986	3,264,325
4.63%, 03/15/45	10,305	11,280,368
5.55%, 03/15/40	710	854,584
6.50%, 03/15/39	1,053	1,381,525
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	3,110	3,086,364
3.38%, 05/15/24 (Call 02/15/24)	2,400	2,416,680
3.38%, 11/01/25 (Call 08/01/25)	3,201	3,188,996
3.50%, 03/15/26 (Call 12/15/25)	3,289	3,262,425
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,497,345
4.10%, 04/01/43 (Call 10/01/42)	1,835	1,735,947
4.38%, 05/15/44 (Call 12/15/43)	1,980	1,960,992
4.63%, 03/15/46 (Call 09/15/45)	3,526	3,621,273
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,627	2,478,522
3.00%, 04/15/23 (Call 02/15/23)	1,155	1,143,323
3.15%, 01/15/23 (Call 10/15/22)	2,500	2,490,125
3.20%, 08/15/27 (Call 05/15/27)	3,585	3,400,229
3.30%, 02/15/22	600	602,094
3.60%, 08/15/21 (Call 05/15/21)	3,368	3,405,082

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.65%, 12/15/25 (Call 09/09/25)	$2,050	$2,058,077
4.10%, 08/15/47 (Call 02/15/47)	2,385	2,250,772
4.15%, 02/01/24 (Call 11/01/23)	4,207	4,345,452
4.50%, 03/01/21	715	735,842
4.70%, 05/01/20	210	214,028
5.30%, 02/01/44 (Call 08/01/43)	3,525	3,871,578
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,774	4,750,655
3.15%, 04/01/22 (Call 02/01/22)	350	347,225
3.38%, 11/30/21 (Call 08/30/21)	835	832,904
3.55%, 04/01/25 (Call 01/01/25)	4,665	4,536,526
3.70%, 03/19/23 (Call 02/19/23)	1,415	1,409,199
4.25%, 08/15/35 (Call 02/15/35)	1,058	971,942
4.45%, 08/15/45 (Call 07/15/45)	474	430,335
5.75%, 11/30/39	90	93,773

		247,696,094

Health Care - Services — 0.5%
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	671	682,441
4.27%, 08/15/48 (Call 02/15/48)	1,032	1,058,285
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	3,440	3,363,701
2.80%, 06/15/23 (Call 04/15/23)	3,956	3,852,432
3.50%, 11/15/24 (Call 08/15/24)	1,811	1,791,840
3.88%, 08/15/47 (Call 02/15/47)	1,155	957,518
4.13%, 06/01/21 (Call 03/01/21)	2,300	2,341,423
4.13%, 11/15/42 (Call 05/15/42)	1,140	997,044
4.50%, 05/15/42 (Call 11/15/41)	3,060	2,814,772
4.75%, 03/15/44 (Call 09/15/43)	3,900	3,728,439
6.63%, 06/15/36	2,361	2,753,469
6.75%, 12/15/37	1,805	2,151,325
AHS Hospital Corp., 5.02%, 07/01/45	381	426,000
Anthem Inc.
2.50%, 11/21/20	620	614,246
2.95%, 12/01/22 (Call 11/01/22)	100	99,189
3.13%, 05/15/22	5,715	5,711,571
3.30%, 01/15/23	2,515	2,519,653
3.35%, 12/01/24 (Call 10/01/24)	1,510	1,497,497
3.50%, 08/15/24 (Call 05/15/24)	2,868	2,861,633
3.65%, 12/01/27 (Call 09/01/27)	4,150	4,083,517
3.70%, 08/15/21 (Call 05/15/21)	510	516,171
4.10%, 03/01/28 (Call 12/01/27)	3,376	3,417,964
4.35%, 08/15/20	2,120	2,158,902
4.38%, 12/01/47 (Call 06/01/47)	490	467,377
4.55%, 03/01/48 (Call 09/01/47)	1,350	1,329,304
4.63%, 05/15/42	8,250	8,203,222
4.65%, 01/15/43	3,486	3,487,778
4.65%, 08/15/44 (Call 02/15/44)	2,340	2,334,478
4.85%, 08/15/54 (Call 02/15/54)	250	245,650
5.10%, 01/15/44	1,545	1,627,179
5.85%, 01/15/36	264	297,597
6.38%, 06/15/37	105	122,382
Ascension Health
3.95%, 11/15/46	725	710,312
4.85%, 11/15/53	4,080	4,582,778
Baylor Scott & White Holdings, 4.19%, 11/15/45
(Call 05/15/45)	1,130	1,117,118
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,504,185

Security	Par (000)	Value

Health Care - Services (continued)
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	$1,000	$1,042,830
Cigna Holding Co. 3.05%, 10/15/27 (Call 07/15/27)	4,450	4,105,703
3.25%, 04/15/25 (Call 01/15/25)	3,980	3,872,301
3.88%, 10/15/47 (Call 04/15/47)	3,549	3,003,164
4.38%, 12/15/20 (Call 09/15/20)	390	395,569
4.50%, 03/15/21 (Call 12/15/20)	4,300	4,394,342
7.88%, 05/15/27	21	26,056
CommonSpirit Health 2.95%, 11/01/22	1,065	1,041,538
4.35%, 11/01/42	3,035	2,752,775
Coventry Health Care Inc., 5.45%, 06/15/21
(Call 03/15/21)	2,105	2,190,610
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	1,450	1,395,784
Dignity Health, 5.27%, 11/01/64	580	578,828
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,161	1,128,213
Hackensack Meridian Health Inc., 4.50%, 07/01/57
(Call 01/01/57)	675	716,459
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(b)	3,000	3,025,950
5.25%, 04/15/25	5,800	6,145,912
5.25%, 06/15/26 (Call 12/15/25)	2,000	2,107,820
5.50%, 06/15/47 (Call 12/15/46)	3,084	3,203,474
Humana Inc. 2.50%, 12/15/20	580	573,185
2.90%, 12/15/22 (Call 11/15/22)	1,740	1,709,533
3.15%, 12/01/22 (Call 09/01/22)	965	957,936
3.85%, 10/01/24 (Call 07/01/24)	2,655	2,661,823
3.95%, 03/15/27 (Call 12/15/26)	3,615	3,570,752
4.63%, 12/01/42 (Call 06/01/42)	2,695	2,668,697
4.80%, 03/15/47 (Call 09/14/46)	2,195	2,234,664
4.95%, 10/01/44 (Call 04/01/44)	755	780,240
8.15%, 06/15/38	30	40,588
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	625	623,919
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	410	393,821
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)(b)	2,000	1,956,660
3.50%, 04/01/22	600	610,668
4.15%, 05/01/47 (Call 11/01/46)	265	268,111
4.88%, 04/01/42	655	735,657
Laboratory Corp. of America Holdings 2.63%, 02/01/20	10	9,963
3.20%, 02/01/22	300	298,977
3.25%, 09/01/24 (Call 07/01/24)	350	339,924
3.60%, 02/01/25 (Call 11/01/24)	2,731	2,690,609
3.60%, 09/01/27 (Call 06/01/27)	2,030	1,959,985
3.75%, 08/23/22 (Call 05/23/22)	1,100	1,112,837
4.00%, 11/01/23 (Call 08/01/23)	500	504,770
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,652,364
4.70%, 02/01/45 (Call 08/01/44)	4,830	4,521,749
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	2,047,646
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	240	243,108

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	$1,050	$1,050,767
Series 2015, 4.20%, 07/01/55	410	414,346
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	411	419,726
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	732	733,413
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	793	748,291
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	3,100	3,054,740
4.06%, 08/01/56	250	245,650
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	635	583,184
4.26%, 11/01/47 (Call 11/01/46)	920	884,663
6.15%, 11/01/43	1,750	2,108,382
Orlando Health Obligated Group, 4.09%, 10/01/48
(Call 04/01/48)	487	473,028
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	90	87,568
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	848,736
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	627	679,586
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	737,819
Series H, 2.75%, 10/01/26	188	176,152
Series I, 3.74%, 10/01/47	1,740	1,595,737
Quest Diagnostics Inc. 2.50%, 03/30/20 (Call 02/29/20)	150	149,060
3.45%, 06/01/26 (Call 03/01/26)	1,322	1,273,231
3.50%, 03/30/25 (Call 12/30/24)	105	103,295
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,817,017
4.70%, 04/01/21	2,750	2,824,057
4.70%, 03/30/45 (Call 09/30/44)	690	656,549
RWJ Barnabas Health Inc., 3.95%, 07/01/46
(Call 07/01/45)	600	574,722
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23
(Call 03/01/23)	100	101,481
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	776	743,819
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	1,875,564
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,784	1,746,928
Texas Health Resources, 4.33%, 11/15/55	25	25,338
Toledo Hospital (The) 5.75%, 11/15/38 (Call 11/15/28)	475	509,936
6.02%, 11/15/48	1,060	1,121,448
Series B, 5.33%, 11/15/28	1,060	1,087,019
Trinity Health Corp., 4.13%, 12/01/45	100	96,898
UnitedHealth Group Inc. 1.95%, 10/15/20	3,005	2,960,496
2.13%, 03/15/21	1,440	1,420,661
2.38%, 10/15/22	1,415	1,389,459
2.70%, 07/15/20	4,623	4,624,341
2.75%, 02/15/23 (Call 11/15/22)	3,904	3,866,912
2.88%, 12/15/21	2,325	2,325,976
2.88%, 03/15/22 (Call 12/15/21)	2,746	2,745,616
2.88%, 03/15/23	3,200	3,181,504
2.95%, 10/15/27	3,225	3,090,614
3.10%, 03/15/26	5,625	5,519,025
3.15%, 06/15/21	1,550	1,561,005

Security	Par (000)	Value

Health Care - Services (continued)
3.35%, 07/15/22	$3,170	$3,213,334
3.38%, 11/15/21 (Call 08/15/21)	2,620	2,651,964
3.38%, 04/15/27	2,050	2,034,850
3.45%, 01/15/27	2,500	2,503,400
3.50%, 06/15/23	1,650	1,679,089
3.75%, 07/15/25	5,953	6,117,243
3.75%, 10/15/47 (Call 04/15/47)	700	657,713
3.85%, 06/15/28	2,900	2,972,036
3.88%, 10/15/20 (Call 07/15/20)	750	760,703
3.88%, 12/15/28	50	51,381
3.95%, 10/15/42 (Call 04/15/42)	1,900	1,838,915
4.20%, 01/15/47 (Call 07/15/46)	3,225	3,235,965
4.25%, 03/15/43 (Call 09/15/42)	4,215	4,271,776
4.25%, 04/15/47 (Call 10/15/46)	2,367	2,409,251
4.25%, 06/15/48 (Call 12/15/47)	5,045	5,105,187
4.38%, 03/15/42 (Call 09/15/41)	55	56,393
4.63%, 07/15/35	815	885,416
4.63%, 11/15/41 (Call 05/15/41)	2,636	2,795,135
4.70%, 02/15/21 (Call 11/15/20)	890	917,590
4.75%, 07/15/45	4,386	4,766,354
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,523,089
5.80%, 03/15/36	515	619,530
5.95%, 02/15/41 (Call 08/15/40)	1,470	1,811,878
6.50%, 06/15/37	2,071	2,658,460
6.63%, 11/15/37	925	1,202,315
6.88%, 02/15/38	4,461	5,937,056
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	893	951,358

		280,585,046

Holding Companies - Diversified — 0.0%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	250	236,655
3.63%, 01/19/22 (Call 12/19/21)	2,845	2,792,595
4.25%, 03/01/25 (Call 01/01/25)	3,430	3,264,468
Prospect Capital Corp., 5.88%, 03/15/23	695	699,851

		6,993,569

Home Builders — 0.0%
DR Horton Inc. 4.75%, 02/15/23 (Call 11/15/22)	1,460	1,489,010
5.75%, 08/15/23 (Call 05/15/23)	2,455	2,606,228
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,136	1,154,926

		5,250,164

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.40%, 08/15/22 (Call 05/15/22)	25	24,858
3.50%, 11/15/27 (Call 08/15/27)	1,329	1,248,835
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,229,188
Whirlpool Corp. 3.70%, 03/01/23	1,600	1,599,184
3.70%, 05/01/25	1,290	1,269,876
4.00%, 03/01/24	675	681,291
4.50%, 06/01/46 (Call 12/01/45)	1,890	1,603,400
4.70%, 06/01/22	750	772,425
4.75%, 02/26/29 (Call 11/26/28)(b)	500	500,265
4.85%, 06/15/21	2,675	2,751,184

		12,680,506

Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	547	566,309

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	$2,390	$2,329,270
2.88%, 10/01/22	1,070	1,055,277
3.15%, 08/01/27 (Call 05/01/27)	1,880	1,782,672
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,352,310
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,800	1,732,770
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,124,321
3.80%, 11/15/21	1,800	1,837,782
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,531,110
Kimberly-Clark Corp.
1.85%, 03/01/20	565	557,853
2.15%, 08/15/20	300	296,856
2.65%, 03/01/25	653	629,583
2.75%, 02/15/26	910	876,994
3.05%, 08/15/25	920	910,524
3.20%, 07/30/46 (Call 01/30/46)	2,825	2,453,767
3.70%, 06/01/43	50	46,927
3.88%, 03/01/21	750	766,755
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,261,889
3.95%, 11/01/28 (Call 08/01/28)	1,365	1,422,221
5.30%, 03/01/41	1,100	1,286,802
6.63%, 08/01/37	423	555,771

		25,377,763

Housewares — 0.0%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	1,934	1,888,125
4.00%, 06/15/22 (Call 03/15/22)	2,600	2,589,314
4.00%, 12/01/24 (Call 09/01/24)	500	472,250
4.20%, 04/01/26 (Call 01/01/26)	2,565	2,412,895
5.38%, 04/01/36 (Call 10/01/35)	1,301	1,152,140
5.50%, 04/01/46 (Call 10/01/45)	100	86,886
Tupperware Brands Corp., 4.75%, 06/01/21
(Call 03/01/21)	2,843	2,905,006

		11,506,616

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	500	675,840
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)(d)	1,200	1,152,324
Aflac Inc.
3.25%, 03/17/25	4,160	4,113,075
3.63%, 06/15/23	350	357,756
3.63%, 11/15/24	1,855	1,893,807
4.00%, 02/15/22	950	975,878
4.00%, 10/15/46 (Call 04/15/46)	920	873,374
4.75%, 01/15/49 (Call 07/15/48)	500	526,935
6.45%, 08/15/40	50	61,483
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	960	947,462
4.95%, 06/27/22	2,120	2,225,576
5.63%, 09/15/20	1,500	1,548,765
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	981,740
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,310	2,294,662
4.20%, 12/15/46 (Call 06/15/46)	1,451	1,445,065
4.50%, 06/15/43	2,676	2,784,164
5.35%, 06/01/33	1,122	1,282,345
5.55%, 05/09/35	1,968	2,244,839
5.95%, 04/01/36	38	45,464

Security	Par (000)	Value

Insurance (continued)
6.50%, 05/15/67 (Call 05/15/37)(a)(d)	$1,875	$1,989,994
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(d)	2,065	2,089,863
Alterra Finance LLC, 6.25%, 09/30/20	1,525	1,586,762
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	1,650	1,562,847
4.50%, 06/15/47 (Call 12/15/46)	2,650	2,390,618
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)	6,175	6,185,065
3.38%, 08/15/20	3,850	3,864,745
3.75%, 07/10/25 (Call 04/10/25)	4,131	4,062,715
3.88%, 01/15/35 (Call 07/15/34)	3,115	2,757,647
3.90%, 04/01/26 (Call 01/01/26)	5,520	5,411,256
4.13%, 02/15/24	3,369	3,434,291
4.20%, 04/01/28 (Call 01/01/28)	1,848	1,824,013
4.38%, 01/15/55 (Call 07/15/54)	3,248	2,747,678
4.50%, 07/16/44 (Call 01/16/44)	3,833	3,514,746
4.70%, 07/10/35 (Call 01/10/35)	1,275	1,232,989
4.75%, 04/01/48 (Call 10/01/47)	340	322,245
4.80%, 07/10/45 (Call 01/10/45)	3,593	3,445,974
4.88%, 06/01/22	5,378	5,641,737
6.25%, 05/01/36	2,950	3,288,689
6.40%, 12/15/20	605	638,517
8.18%, 05/15/68 (Call 05/15/38)(a)(d)	670	776,651
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(d)	10	9,274
Aon Corp. 4.50%, 12/15/28 (Call 09/15/28)	2,595	2,673,525
5.00%, 09/30/20	1,650	1,697,784
8.21%, 01/01/27	140	164,700
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	915	907,772
3.50%, 06/14/24 (Call 03/01/24)	1,047	1,046,382
3.88%, 12/15/25 (Call 09/15/25)	2,326	2,364,402
4.00%, 11/27/23 (Call 08/27/23)	2,325	2,379,661
4.25%, 12/12/42	1,120	1,020,454
4.45%, 05/24/43 (Call 02/24/43)	25	23,609
4.60%, 06/14/44 (Call 03/14/44)	1,430	1,409,437
4.75%, 05/15/45 (Call 11/15/44)	1,050	1,064,773
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	588	596,161
5.03%, 12/15/46 (Call 06/15/46)	650	685,523
Arch Capital Group Ltd., 7.35%, 05/01/34	175	228,144
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	1,162	1,235,357
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	929	941,151
Assurant Inc. 4.00%, 03/15/23	3,710	3,706,550
4.90%, 03/27/28 (Call 12/27/27)	100	99,689
6.75%, 02/15/34	2,450	2,757,916
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	1,208	1,268,992
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	2,148	2,005,480
AXA Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	50	50,265
4.35%, 04/20/28 (Call 01/20/28)	5,300	5,233,008
5.00%, 04/20/48 (Call 10/20/47)	5,175	4,840,022
7.00%, 04/01/28	112	127,307
AXA SA, 8.60%, 12/15/30	4,173	5,440,257
AXIS Specialty Finance LLC, 5.88%, 06/01/20	180	185,326
AXIS Specialty Finance PLC 4.00%, 12/06/27 (Call 09/06/27)	2,175	2,104,573
5.15%, 04/01/45	315	308,010

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp. 2.90%, 10/15/20	$435	$436,705
3.00%, 05/15/22	4,225	4,256,265
4.20%, 08/15/48 (Call 02/15/48)	3,700	3,721,830
4.25%, 01/15/21	6,515	6,700,547
4.25%, 01/15/49 (Call 07/15/48)	1,325	1,347,035
4.30%, 05/15/43	695	713,355
4.40%, 05/15/42	2,530	2,632,338
5.75%, 01/15/40	1,960	2,380,675
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	4,310	4,272,589
2.75%, 03/15/23 (Call 01/15/23)	5,360	5,345,850
3.13%, 03/15/26 (Call 12/15/25)	5,485	5,437,061
3.40%, 01/31/22	863	881,287
3.75%, 08/15/21(b)	450	461,232
4.50%, 02/11/43	2,797	2,960,624
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	5,005	4,489,085
4.70%, 06/22/47 (Call 12/22/46)	3,900	3,092,271
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	315	316,380
Chubb Corp. (The), 6.00%, 05/11/37	3,165	3,906,718
Chubb INA Holdings Inc. 2.30%, 11/03/20 (Call 10/03/20)	565	559,791
2.88%, 11/03/22 (Call 09/03/22)	920	918,694
3.15%, 03/15/25	1,775	1,759,841
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,081,409
4.15%, 03/13/43	2,165	2,197,886
4.35%, 11/03/45 (Call 05/03/45)	6,675	6,993,598
6.70%, 05/15/36	15	19,548
Cincinnati Financial Corp., 6.92%, 05/15/28	172	207,282
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	1,955	1,848,296
3.95%, 05/15/24 (Call 02/15/24)	2,525	2,527,500
4.50%, 03/01/26 (Call 12/01/25)	3,383	3,458,712
5.75%, 08/15/21	150	158,285
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	276	272,509
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	775	762,189
Fidelity National Financial Inc. 4.50%, 08/15/28 (Call 05/15/28)(g)	1,200	1,182,636
5.50%, 09/01/22	2,663	2,835,429
First American Financial Corp., 4.60%, 11/15/24	1,453	1,476,815
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	525	524,764
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	501	479,307
4.40%, 03/15/48 (Call 09/15/47)	20	19,356
5.13%, 04/15/22	3,365	3,548,695
5.50%, 03/30/20	126	129,224
5.95%, 10/15/36	1,344	1,540,775
6.10%, 10/01/41	1,645	1,921,607
6.63%, 03/30/40	815	975,107
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	300	298,923
Lincoln National Corp. 3.35%, 03/09/25	845	828,269
3.63%, 12/12/26 (Call 09/15/26)	2,977	2,911,566
3.80%, 03/01/28 (Call 12/01/27)	150	147,491
4.20%, 03/15/22	4,325	4,433,384
4.35%, 03/01/48 (Call 09/01/47)	450	423,833
4.85%, 06/24/21	350	362,079

Security	Par (000)	Value

Insurance (continued)
6.15%, 04/07/36	$1,698	$1,954,653
6.30%, 10/09/37	40	47,215
7.00%, 06/15/40	1,525	1,950,033
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	2,100	2,053,905
3.75%, 04/01/26 (Call 01/01/26)	3,385	3,416,040
4.13%, 05/15/43 (Call 11/15/42)	1,825	1,723,621
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(a)(d)	1,100	1,051,468
4.15%, 03/04/26	10,000	10,340,500
4.90%, 09/17/20	275	282,202
5.38%, 03/04/46	3,440	3,829,030
Markel Corp. 3.50%, 11/01/27 (Call 08/01/27)(b)	2,185	2,043,674
4.30%, 11/01/47 (Call 05/01/47)	1,125	992,768
4.90%, 07/01/22	2,350	2,440,005
5.00%, 03/30/43	10	9,807
5.00%, 04/05/46	2,310	2,271,307
5.35%, 06/01/21	365	379,874
Marsh & McLennan Companies Inc. 2.35%, 03/06/20 (Call 02/06/20)	2,475	2,460,274
2.75%, 01/30/22 (Call 12/30/21)	990	979,981
3.30%, 03/14/23 (Call 01/14/23)	1,858	1,855,269
3.50%, 06/03/24 (Call 03/03/24)	2,170	2,179,982
3.50%, 03/10/25 (Call 12/10/24)	643	648,530
3.75%, 03/14/26 (Call 12/14/25)	1,672	1,684,155
3.88%, 03/15/24 (Call 02/15/24)	255	260,628
4.20%, 03/01/48 (Call 09/01/47)	1,970	1,879,203
4.35%, 01/30/47 (Call 07/30/46)	555	542,751
4.38%, 03/15/29 (Call 12/15/28)	490	505,509
4.75%, 03/15/39 (Call 09/15/38)	1,070	1,113,592
4.80%, 07/15/21 (Call 04/15/21)	60	62,056
4.90%, 03/15/49 (Call 09/15/48)	260	274,433
5.88%, 08/01/33	260	301 ,597
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	3,090	3,014,820
MetLife Inc. 3.00%, 03/01/25	2,158	2,117,667
3.60%, 04/10/24	4,944	5,062,359
3.60%, 11/13/25 (Call 08/13/25)	1,200	1,212,060
4.05%, 03/01/45	2,935	2,789,835
4.13%, 08/13/42	1,025	989,176
4.60%, 05/13/46 (Call 12/13/45)	1,490	1,544,206
4.75%, 02/08/21	1,354	1,397,531
4.88%, 11/13/43	2,525	2,703,315
5.70%, 06/15/35	2,975	3,461,978
5.88%, 02/06/41	3,520	4,222,240
6.40%, 12/15/66 (Call 12/15/31)	5,877	6,228,856
6.50%, 12/15/32	655	824,789
10.75%, 08/01/69 (Call 08/01/34)	1,715	2,552,640
Series D, 4.37%, 09/15/23	1,889	1,991,497
Series N, 3.05%, 12/15/22	625	624,831
Series N, 4.72%, 12/15/44	3,593	3,770,171
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	2,036	1,954,947
4.88%, 10/01/24 (Call 09/01/24)	2,190	2,275,410
PartnerRe Finance B LLC, 5.50%, 06/01/20	1,636	1,676,180
Primerica Inc., 4.75%, 07/15/22	2,420	2,516,558

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	$1,015	$966,666
3.13%, 05/15/23	35	34,621
3.30%, 09/15/22	528	528,216
3.40%, 05/15/25 (Call 02/15/25)	2,055	2,025,285
4.30%, 11/15/46 (Call 05/15/46)	505	476,200
4.35%, 05/15/43	800	762,960
4.63%, 09/15/42	15	14,900
4.70%, 05/15/55 (Call 05/15/20)(a)(d)	2,391	2,342,534
6.05%, 10/15/36	2,210	2,574,473
Progressive Corp. (The) 2.45%, 01/15/27	3,270	3,046,724
3.70%, 01/26/45	100	93,387
3.75%, 08/23/21	1,755	1,781,816
4.00%, 03/01/29 (Call 12/01/28)	2,000	2,084,320
4.13%, 04/15/47 (Call 10/15/46)	3,975	3,980,008
4.20%, 03/15/48 (Call 09/15/47)	295	299,514
4.35%, 04/25/44	1,525	1,567,456
6.25%, 12/01/32	560	692,182
6.63%, 03/01/29	35	42,395
Prudential Financial Inc. 3.50%, 05/15/24	4,075	4,171,211
3.88%, 03/27/28 (Call 12/27/27)	1,475	1,511,536
3.91%, 12/07/47 (Call 06/07/47)	3,069	2,836,247
3.94%, 12/07/49 (Call 06/07/49)	8,698	8,093,576
4.35%, 02/25/50 (Call 08/25/49)	3,000	2,965,320
4.42%, 03/27/48 (Call 09/27/47)	830	832,332
4.50%, 11/16/21	1,894	1,963,813
4.50%, 09/15/47 (Call 09/15/27)(a)(d)	1,600	1,482,816
4.60%, 05/15/44	2,565	2,623,456
5.20%, 03/15/44 (Call 03/15/24)(a)(d)	2,635	2,605,699
5.38%, 06/21/20	1,214	1,252,047
5.38%, 05/15/45 (Call 05/15/25)(a)(d)	1,775	1,762,681
5.63%, 06/15/43 (Call 06/15/23)(a)(d)	5,500	5,704,875
5.70%, 12/14/36	283	326,095
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	525	516,878
5.88%, 09/15/42 (Call 09/15/22)(a)(d)	2,488	2,622,228
6.63%, 06/21/40	15	18,786
Series B, 5.75%, 07/15/33	137	158,616
Series D, 6.63%, 12/01/37	595	736,235
Reinsurance Group of America Inc., 5.00%, 06/01/21	5,550	5,740,198
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	1,170	1,125,224
Sompo International Holdings Ltd. 4.70%, 10/15/22	2,755	2,813,599
7.00%, 07/15/34	220	260,071
Swiss Re America Holding Corp., 7.00%, 02/15/26	510	600,831
Torchmark Corp. 3.80%, 09/15/22	500	504,810
4.55%, 09/15/28 (Call 06/15/28)	730	749,841
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,620	2,163,721
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	1,200	1,127,928
3.90%, 11/01/20	4,058	4,128,122
4.00%, 05/30/47 (Call 11/30/46)	2,585	2,525,933
4.05%, 03/07/48 (Call 09/07/47)	600	591,210
4.10%, 03/04/49 (Call 09/04/48)	870	863,893
4.30%, 08/25/45 (Call 02/25/45)	2,840	2,904,241
4.60%, 08/01/43	735	782,459
5.35%, 11/01/40	2,415	2,813,209

Security	Par (000)	Value

Insurance (continued)
6.25%, 06/15/37	$1,345	$1,696,395
Travelers Property Casualty Corp., 6.38%, 03/15/33	272	342,587
Trinity Acquisition PLC 3.50%, 09/15/21 (Call 08/15/21)	300	299,421
4.40%, 03/15/26 (Call 12/15/25)	545	552,232
4.63%, 08/15/23	1,500	1,541,715
6.13%, 08/15/43	1,000	1,123,420
Unum Group 3.00%, 05/15/21 (Call 04/15/21)	580	573,707
3.88%, 11/05/25(b)	75	72,653
4.00%, 03/15/24	620	620,192
5.63%, 09/15/20	335	345,965
5.75%, 08/15/42	1,995	2,079,987
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	2,700	2,612,871
3.65%, 06/15/26	2,375	2,286,317
4.80%, 06/15/46	1,610	1,592,531
5.70%, 07/15/43	1,469	1,621,938
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(g)	2,000	2,088,440
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	400	396,328
4.50%, 09/15/28 (Call 06/15/28)	355	358,515
5.05%, 09/15/48 (Call 03/15/48)	575	568,140
Willis Towers Watson PLC, 5.75%, 03/15/21	2,220	2,319,456
WR Berkley Corp. 4.63%, 03/15/22	1,700	1,754,247
4.75%, 08/01/44	430	424,479
5.38%, 09/15/20	1,000	1,030,250
6.25%, 02/15/37	35	39,892
XLIT Ltd. 4.45%, 03/31/25	2,000	2,036,540
5.25%, 12/15/43	500	543,740
5.50%, 03/31/45	3,030	3,223,829
6.25%, 05/15/27	375	431,246

		462,167,302

Internet — 0.3%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)	770	753,306
3.13%, 11/28/21 (Call 09/28/21)	1,741	1,737,239
3.40%, 12/06/27 (Call 09/06/27)	7,350	7,031,230
3.60%, 11/28/24 (Call 08/28/24)(b)	5,844	5,902,732
4.00%, 12/06/37 (Call 06/06/37)	2,755	2,594,053
4.20%, 12/06/47 (Call 06/06/47)	2,155	2,038,371
4.40%, 12/06/57 (Call 06/06/57)	665	636,046
4.50%, 11/28/34 (Call 05/28/34)	3,017	3,061,109
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	3,062	2,836,361
3.38%, 02/25/24	5,000	5,135,850
3.63%, 05/19/21	2,611	2,677,685
Amazon.com Inc. 1.90%, 08/21/20	3,100	3,064,567
2.40%, 02/22/23 (Call 01/22/23)	10,875	10,692,082
2.50%, 11/29/22 (Call 08/29/22)	2,430	2,406,915
2.80%, 08/22/24 (Call 06/22/24)	3,049	3,020,888
3.15%, 08/22/27 (Call 05/22/27)	8,735	8,616,641
3.30%, 12/05/21 (Call 10/05/21)	310	314,799
3.80%, 12/05/24 (Call 09/05/24)	4,810	5,011,731
3.88%, 08/22/37 (Call 02/22/37)	5,599	5,572,349
4.05%, 08/22/47 (Call 02/22/47)	6,090	6,106,748

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.25%, 08/22/57 (Call 02/22/57)	$1,500	$1,519,515
4.80%, 12/05/34 (Call 06/05/34)	5,275	5,889,379
4.95%, 12/05/44 (Call 06/05/44)	6,156	6,996,540
5.20%, 12/03/25 (Call 09/03/25)	1,454	1,632,420
Baidu Inc. 3.50%, 11/28/22	650	648,109
3.88%, 09/29/23 (Call 08/29/23)	800	805,584
4.13%, 06/30/25	6,175	6,214,458
4.38%, 05/14/24 (Call 04/14/24)	1,640	1,682,033
4.38%, 03/29/28 (Call 12/29/27)	1,170	1,174,154
4.88%, 11/14/28 (Call 08/14/28)	1,000	1,041,240
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	1,765	1,722,993
3.55%, 03/15/28 (Call 12/15/27)	2,277	2,194,573
3.60%, 06/01/26 (Call 03/01/26)	1,725	1,692,311
3.65%, 03/15/25 (Call 12/15/24)	1,330	1,323,377
eBay Inc. 2.15%, 06/05/20	2,650	2,621,115
2.60%, 07/15/22 (Call 04/15/22)	1,420	1,389,044
2.75%, 01/30/23 (Call 12/30/22)	3,106	3,030,680
2.88%, 08/01/21 (Call 06/01/21)	407	404,550
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,633,782
3.45%, 08/01/24 (Call 05/01/24)	3,335	3,295,580
3.60%, 06/05/27 (Call 03/05/27)	2,518	2,410,658
3.80%, 03/09/22 (Call 02/09/22)	1,919	1,946,327
4.00%, 07/15/42 (Call 01/15/42)	4,553	3,662,388
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	3,556	3,360,242
4.50%, 08/15/24 (Call 05/15/24)	1,340	1,365,969
5.00%, 02/15/26 (Call 11/15/25)	1,964	2,030,992
5.95%, 08/15/20	3,126	3,244,288
JD.com Inc. 3.13%, 04/29/21	2,000	1,966,900
3.88%, 04/29/26	410	387,507

		146,497,410

Iron & Steel — 0.1%
ArcelorMittal 5.25%, 08/05/20	250	256,148
6.13%, 06/01/25	895	971,701
6.25%, 02/25/22	449	481,588
6.75%, 03/01/41	650	697,593
7.00%, 10/15/39	2,200	2,421,012
Nucor Corp. 3.95%, 05/01/28 (Call 02/01/28)	275	278,303
4.00%, 08/01/23 (Call 05/01/23)	3,950	4,071,699
5.20%, 08/01/43 (Call 02/01/43)	1,350	1,475,874
6.40%, 12/01/37	465	567,384
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	3,620	3,684,979
Vale Overseas Ltd. 4.38%, 01/11/22	716	717,769
6.25%, 08/10/26	3,245	3,438,175
6.88%, 11/21/36	3,879	4,237,458
6.88%, 11/10/39	5,002	5,483,192
8.25%, 01/17/34(b)	2,115	2,566,468
Vale SA, 5.63%, 09/11/42	100	97,771

		31,447,114

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	3,874	3,941,872

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	$2,230	$2,155,183
4.63%, 07/28/45 (Call 01/28/45)	780	705,806
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	1,215	1,200,870
3.70%, 03/15/28 (Call 12/15/27)	2,106	1,978,461
5.25%, 11/15/22	2,224	2,348,255

		12,330,447

Lodging — 0.0%
Choice Hotels International Inc., 5.75%, 07/01/22(b)	600	634,308
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	1,695	1,677,762
4.38%, 09/15/28 (Call 06/15/28)	855	847,733
4.85%, 03/15/26 (Call 12/15/25)	2,495	2,574,166
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,117,516
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	1,005	981,121
2.88%, 03/01/21 (Call 02/01/21)	815	808,814
3.13%, 02/15/23 (Call 11/15/22)	200	197,046
3.25%, 09/15/22 (Call 06/15/22)	2,345	2,326,451
3.38%, 10/15/20 (Call 07/15/20)	100	100,127
3.75%, 03/15/25 (Call 12/15/24)	1,250	1,241,050
3.75%, 10/01/25 (Call 07/01/25)	1,460	1,447,503
4.50%, 10/01/34 (Call 04/01/34)	840	832,205
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,680	1,672,625
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,709	1,610,835
Series X, 4.00%, 04/15/28 (Call 01/15/28)	275	270,806
Marriott International Inc/MD, Series AA, 4.65%, 12/01/28 (Call 09/01/28)	500	514,600
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	2,000	2,026,280
5.13%, 08/08/25 (Call 06/08/25)	2,200	2,263,162
5.40%, 08/08/28 (Call 05/08/28)	1,400	1,421,504

		24,565,614

Machinery — 0.3%
ABB Finance USA Inc. 2.80%, 04/03/20	550	548,955
2.88%, 05/08/22	3,665	3,652,245
3.38%, 04/03/23 (Call 03/03/23)	1,250	1,259,238
3.80%, 04/03/28 (Call 01/03/28)	1,960	1,999,337
4.38%, 05/08/42	1,415	1,468,374
Caterpillar Financial Services Corp. 1.70%, 08/09/21	2,460	2,391,464
1.93%, 10/01/21	525	511,471
2.00%, 03/05/20	1,900	1,886,529
2.40%, 06/06/22	2,100	2,061,402
2.40%, 08/09/26	1,875	1,733,700
2.50%, 11/13/20	900	893,772
2.55%, 11/29/22	3,091	3,061,790
2.63%, 03/01/23	1,440	1,410,710
2.85%, 06/01/22	675	671,787
2.90%, 03/15/21	1,100	1,101,969
3.15%, 09/07/21	4,852	4,884,217
3.25%, 12/01/24	1,858	1,889,214
3.30%, 06/09/24	3,500	3,529,260
3.35%, 12/07/20	100	100,659
3.45%, 05/15/23	3,700	3,750,246
3.75%, 11/24/23	1,363	1,396,285

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	$4,810	$4,750,500
3.40%, 05/15/24 (Call 02/15/24)	3,778	3,849,555
3.80%, 08/15/42	2,630	2,528,955
3.90%, 05/27/21	2,591	2,653,547
4.30%, 05/15/44 (Call 11/15/43)(b)	1,845	1,891,494
4.75%, 05/15/64 (Call 11/15/63)	205	216,007
5.20%, 05/27/41	3,286	3,714,232
5.30%, 09/15/35	225	251,523
6.05%, 08/15/36	525	633,964
CNH Industrial Capital LLC
3.88%, 10/15/21	410	411,181
4.20%, 01/15/24	1,225	1,230,574
4.38%, 11/06/20	415	420,046
4.38%, 04/05/22	1,435	1,455,865
4.88%, 04/01/21	2,770	2,842,103
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,485	2,293,108
4.50%, 08/15/23	700	713,790
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	1,690	1,741,528
4.88%, 10/01/43 (Call 04/01/43)	450	497,376
7.13%, 03/01/28	18	22,473
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	5,058	5,024,213
3.90%, 06/09/42 (Call 12/09/41)	3,062	3,084,047
5.38%, 10/16/29	520	603,756
7.13%, 03/03/31	275	360,492
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	960,430
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,290,095
5.38%, 03/01/41 (Call 12/01/40)	1,720	1,877,019
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,305	2,278,838
John Deere Capital Corp.
1.95%, 06/22/20	2,750	2,719,420
2.05%, 03/10/20	2,550	2,529,600
2.15%, 09/08/22	1,420	1,385,437
2.20%, 03/13/20	1,505	1,495,684
2.35%, 01/08/21	1,525	1,512,236
2.38%, 07/14/20	1,005	999,091
2.55%, 01/08/21	760	757,439
2.65%, 01/06/22	3,795	3,771,243
2.65%, 06/24/24	2,795	2,726,467
2.65%, 06/10/26	2,525	2,409,961
2.70%, 01/06/23	635	625,272
2.75%, 03/15/22	175	174,193
2.80%, 03/04/21	994	993,523
2.80%, 03/06/23	4,350	4,315,983
2.80%, 09/08/27	1,800	1,718,820
2.88%, 03/12/21	490	490,632
3.05%, 01/06/28	355	344,361
3.13%, 09/10/21	840	844,796
3.15%, 10/15/21	4,065	4,095,528
3.35%, 06/12/24	3,055	3,091,966
3.40%, 09/11/25	100	101,335
3.45%, 06/07/23	862	875,370
3.45%, 01/10/24	100	101,388
3.45%, 03/13/25	2,315	2,345,118
3.65%, 10/12/23	775	795,809

Security	Par (000)	Value

Machinery (continued)
3.90%, 07/12/21	$3,410	$3,504,116
Series 0014, 2.45%, 09/11/20	835	829,923
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	900	893,628
4.55%, 04/15/28 (Call 01/15/28)	1,275	1,261,944
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,025	1,020,295
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,655,237
2.88%, 03/01/25 (Call 12/01/24)	910	880,898
3.50%, 03/01/29 (Call 12/01/28)	515	515,247
4.20%, 03/01/49 (Call 09/01/48)	885	888,637
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	725	715,075
3.00%, 12/15/20 (Call 11/15/20)	2,900	2,892,924
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,749,803
3.65%, 09/15/23 (Call 08/15/23)	265	266,230
3.80%, 12/15/26 (Call 09/15/26)	1,655	1,631,565
3.85%, 12/15/25 (Call 09/15/25)	1,320	1,322,442
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	1,775	1,589,175
4.15%, 03/15/24 (Call 02/15/24)	2,235	2,230,485
4.70%, 09/15/28 (Call 06/15/28)	3,275	3,231,639
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	2,290	2,201,904
4.38%, 11/01/46 (Call 05/01/46)	420	407,173
4.88%, 10/01/21	557	577,091

		160,285,438

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,326	1,287,254
2.00%, 08/07/20	1,600	1,583,920
2.00%, 06/26/22	7,751	7,561,876
2.25%, 03/15/23 (Call 02/15/23)	800	782,168
2.25%, 09/19/26 (Call 06/19/26)	1,150	1,071,467
2.75%, 03/01/22 (Call 02/01/22)	485	485,136
2.88%, 10/15/27 (Call 07/15/27)	2,219	2,147,570
3.00%, 09/14/21 (Call 08/14/21)	730	736,380
3.00%, 08/07/25	2,125	2,123,300
3.13%, 09/19/46 (Call 03/19/46)	1,860	1,611,206
3.25%, 02/14/24 (Call 01/14/24)	1,750	1,775,900
3.38%, 03/01/29 (Call 12/01/28)	1,500	1,495,740
3.63%, 09/14/28 (Call 06/14/28)	1,050	1,075,925
3.63%, 10/15/47 (Call 04/15/47)	325	304,970
3.88%, 06/15/44	2,175	2,148,095
4.00%, 09/14/48 (Call 03/14/48)	2,465	2,478,533
5.70%, 03/15/37	825	1,002,458
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	1,100	1,073,039
3.75%, 11/15/22 (Call 08/15/22)	2,190	2,178,700
3.75%, 12/01/27 (Call 09/01/27)	430	408,479
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	211	192,120
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,029,570
Eaton Corp.
2.75%, 11/02/22	5,887	5,813,883
3.10%, 09/15/27 (Call 06/15/27)	1,680	1,614,883
3.92%, 09/15/47 (Call 02/15/47)	1,275	1,161,410
4.00%, 11/02/32	780	778,198
4.15%, 11/02/42	4,549	4,396,654

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co. 2.70%, 10/09/22	$9,005	$8,701,081
3.10%, 01/09/23	4,220	4,125,092
3.15%, 09/07/22	2,284	2,249,717
3.38%, 03/11/24	4,650	4,556,535
3.45%, 05/15/24 (Call 02/13/24)	2,084	2,042,528
4.13%, 10/09/42	6,281	5,309,518
4.38%, 09/16/20	2,850	2,899,761
4.50%, 03/11/44	9,041	8,063,758
4.63%, 01/07/21	5,136	5,256,491
4.65%, 10/17/21	5,314	5,469,063
5.30%, 02/11/21	3,328	3,430,536
5.55%, 05/04/20	309	317,426
5.88%, 01/14/38	7,915	8,311,067
6.15%, 08/07/37	3,567	3,823,895
6.88%, 01/10/39	2,097	2,425,935
Series A, 6.75%, 03/15/32	8,373	9,587,839
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,450,100
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	4,950	4,742,050
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,365,174
3.50%, 03/01/24 (Call 12/01/23)	3,799	3,871,029
3.90%, 09/01/42 (Call 03/01/42)	628	629,130
4.88%, 09/15/41 (Call 03/15/41)	1,760	1,971,270
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	1,175	1,164,613
3.75%, 08/21/28 (Call 05/21/28)	2,075	2,078,465
4.25%, 06/15/23	4,724	4,907,480
5.75%, 06/15/43	200	229,066
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/20 (Call 04/01/20)	215	213,136
3.55%, 11/01/24 (Call 08/01/24)	870	869,974
4.65%, 11/01/44 (Call 05/01/44)	350	349,479
Pall Corp., 5.00%, 06/15/20	750	767,723
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	2,947	2,855,643
3.30%, 11/21/24 (Call 08/21/24)	287	286,380
4.10%, 03/01/47 (Call 09/01/46)	1,685	1,646,447
4.20%, 11/21/34 (Call 05/21/34)	4,700	4,763,497
4.45%, 11/21/44 (Call 05/21/44)	757	775,652
Series A, 6.25%, 05/15/38	425	523,150
Textron Inc. 3.65%, 03/01/21	1,180	1,185,039
3.65%, 03/15/27 (Call 12/15/26)	915	877,659
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,219,274
4.00%, 03/15/26 (Call 12/15/25)	2,750	2,718,073
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,065,202

		168,413,781

Media — 0.9%
21st Century Fox America Inc. 3.00%, 09/15/22	4,521	4,498,892
3.38%, 11/15/26 (Call 08/15/26)	2,640	2,597,549
3.70%, 09/15/24 (Call 06/15/24)	300	306,456
3.70%, 10/15/25 (Call 07/15/25)	2,945	2,992,503
4.00%, 10/01/23	1,300	1,351,506
4.50%, 02/15/21	525	539,222
4.75%, 09/15/44 (Call 03/15/44)	1,604	1,738,800
4.75%, 11/15/46 (Call 05/15/46)	2,055	2,263,788
4.95%, 10/15/45 (Call 04/15/45)	1,451	1,627,906
5.40%, 10/01/43	2,600	3,049,774

Security	Par (000)	Value

Media (continued)
5.65%, 08/15/20	$275	$284,782
6.15%, 03/01/37	1,000	1,244,330
6.15%, 02/15/41	3,558	4,497,134
6.20%, 12/15/34	3,238	4,022,438
6.40%, 12/15/35	2,191	2,775,997
6.55%, 03/15/33	2,125	2,711,181
6.65%, 11/15/37	4,400	5,781,336
6.90%, 08/15/39	650	869,056
7.70%, 10/30/25	10	12,267
7.75%, 12/01/45	1,762	2,595,197
7.85%, 03/01/39	2,471	3,596,886
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	4,603	4,405,761
2.90%, 01/15/27 (Call 10/15/26)	2,413	2,198,050
3.38%, 03/01/22 (Call 12/01/21)	2,625	2,625,840
3.38%, 02/15/28 (Call 12/15/27)	2,281	2,126,462
3.50%, 01/15/25 (Call 10/15/24)	2,500	2,439,675
3.70%, 08/15/24 (Call 05/15/24)	2,000	1,981,040
3.70%, 06/01/28 (Call 03/01/28)	533	507,437
4.00%, 01/15/26 (Call 10/15/25)	2,540	2,518,639
4.20%, 06/01/29 (Call 03/01/29)	1,000	984,030
4.30%, 02/15/21 (Call 11/15/20)	850	864,008
4.60%, 01/15/45 (Call 07/15/44)	2,461	2,261,511
4.85%, 07/01/42 (Call 01/01/42)	1,637	1,559,979
4.90%, 08/15/44 (Call 02/15/44)	1,719	1,639,513
5.50%, 05/15/33	1,525	1,622,722
5.90%, 10/15/40 (Call 04/15/40)	1,330	1,432,277
7.88%, 07/30/30	2,258	2,917,088
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	3,252	3,265,301
3.75%, 02/15/28 (Call 11/15/27)	7,020	6,581,741
4.20%, 03/15/28 (Call 12/15/27)	1,500	1,452,600
4.46%, 07/23/22 (Call 05/23/22)	10,775	11,045,668
4.50%, 02/01/24 (Call 01/01/24)	100	102,372
4.91%, 07/23/25 (Call 04/23/25)	10,351	10,716,908
5.05%, 03/30/29 (Call 12/30/28)	2,500	2,558,100
5.38%, 04/01/38 (Call 10/01/37)	600	579,912
5.38%, 05/01/47 (Call 11/01/46)	4,046	3,843,498
5.75%, 04/01/48 (Call 10/01/47)	792	791,937
6.38%, 10/23/35 (Call 04/23/35)	8,001	8,574,832
6.48%, 10/23/45 (Call 04/23/45)	10,780	11,590,872
6.83%, 10/23/55 (Call 04/23/55)	5,105	5,500,637
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,902	3,542,442
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	1,355	1,306,748
2.35%, 01/15/27 (Call 10/15/26)	6,480	5,933,153
2.75%, 03/01/23 (Call 02/01/23)	4,550	4,481,113
2.85%, 01/15/23	1,740	1,729,195
3.00%, 02/01/24 (Call 01/01/24)	1,670	1,653,417
3.13%, 07/15/22	3,005	3,023,030
3.15%, 03/01/26 (Call 12/01/25)	7,097	6,964,783
3.15%, 02/15/28 (Call 11/15/27)	2,839	2,731,601
3.20%, 07/15/36 (Call 01/15/36)	4,386	3,831,741
3.30%, 10/01/20(b)	250	251,665
3.30%, 02/01/27 (Call 11/01/26)	2,205	2,157,659
3.38%, 02/15/25 (Call 11/15/24)	2,153	2,154,055
3.38%, 08/15/25 (Call 05/15/25)	2,760	2,756,412
3.40%, 07/15/46 (Call 01/15/46)	5,312	4,505,001

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.45%, 10/01/21	$595	$602,616
3.55%, 05/01/28 (Call 02/01/28)	5,200	5,147,688
3.60%, 03/01/24	7,161	7,282,093
3.70%, 04/15/24 (Call 03/15/24)	1,670	1,709,061
3.90%, 03/01/38 (Call 09/01/37)	1,610	1,520,017
3.97%, 11/01/47 (Call 05/01/47)	8,025	7,428,662
4.00%, 08/15/47 (Call 02/15/47)	1,724	1,604,320
4.00%, 03/01/48 (Call 09/01/47)	863	804,489
4.00%, 11/01/49 (Call 05/01/49)	11,179	10,393,116
4.05%, 11/01/52 (Call 05/01/52)	5,334	4,939,871
4.15%, 10/15/28 (Call 07/15/28)	2,765	2,855,001
4.20%, 08/15/34 (Call 02/15/34)	3,591	3,616,999
4.25%, 10/15/30 (Call 07/15/30)	275	284,977
4.25%, 01/15/33	7,431	7,599,907
4.40%, 08/15/35 (Call 02/25/35)	3,387	3,414,672
4.50%, 01/15/43	320	323,085
4.60%, 10/15/38 (Call 04/15/38)	2,100	2,166,024
4.60%, 08/15/45 (Call 02/15/45)	6,553	6,663,221
4.65%, 07/15/42	4,059	4,153,859
4.70%, 10/15/48 (Call 04/15/48)	10,950	11,384,934
4.75%, 03/01/44	4,206	4,371,885
4.95%, 10/15/58 (Call 04/15/58)	2,500	2,641,600
5.15%, 03/01/20	4,771	4,876,916
5.65%, 06/15/35	2,505	2,852,494
6.40%, 05/15/38	321	393,369
6.40%, 03/01/40	10	12,332
6.45%, 03/15/37	440	540,025
6.50%, 11/15/35	3,300	4,043,391
6.95%, 08/15/37	900	1,150,632
7.05%, 03/15/33	1,019	1,323,243
Discovery Communications LLC 2.80%, 06/15/20 (Call 05/15/20)(g)	2,405	2,383,740
2.95%, 03/20/23 (Call 02/20/23)	1,591	1,541,345
3.25%, 04/01/23	221	215,734
3.30%, 05/15/22	2,400	2,379,528
3.45%, 03/15/25 (Call 12/15/24)	386	370,649
3.80%, 03/13/24 (Call 01/13/24)	375	371,302
3.90%, 11/15/24 (Call 08/15/24)(g)	1,083	1,068,282
3.95%, 06/15/25 (Call 05/15/25)(g)	300	295,140
3.95%, 03/20/28 (Call 12/20/27)	2,771	2,638,906
4.38%, 06/15/21	2,750	2,804,202
4.88%, 04/01/43	2,263	2,042,109
4.90%, 03/11/26 (Call 12/11/25)	2,460	2,533,726
4.95%, 05/15/42	4,579	4,158,877
5.00%, 09/20/37 (Call 03/20/37)	1,955	1,846,810
5.05%, 06/01/20	427	435,122
5.20%, 09/20/47 (Call 03/20/47)	2,160	2,034,202
6.35%, 06/01/40	2,445	2,627,226
Fox Corp. 3.67%, 01/25/22(g)	285	288,389
4.03%, 01/25/24 (Call 12/25/23)(g)	975	995,748
4.71%, 01/25/29 (Call 10/25/28)(g)	1,100	1,143,252
5.48%, 01/25/39 (Call 07/25/38)(g)	1,000	1,050,460
5.58%, 01/25/49 (Call 07/25/48)(g)	1,875	1,981,987
Grupo Televisa SAB 4.63%, 01/30/26 (Call 10/30/25)	499	499,205
6.13%, 01/31/46 (Call 06/30/45)	3,150	3,382,186
6.63%, 03/18/25	1,280	1,424,525
6.63%, 01/15/40	4,736	5,297,358
8.50%, 03/11/32	280	358,016

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC 2.88%, 01/15/23	$2,963	$2,943,918
4.38%, 04/01/21	3,575	3,676,029
4.45%, 01/15/43	4,546	4,522,906
5.15%, 04/30/20	7,527	7,720,896
5.95%, 04/01/41	5,118	6,054,287
6.40%, 04/30/40	250	308,078
TCI Communications Inc. 7.13%, 02/15/28	1,150	1,417,938
7.88%, 02/15/26	2,040	2,547,613
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	600	561,750
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,696,622
4.30%, 11/23/23 (Call 08/23/23)	5,393	5,523,349
5.65%, 11/23/43 (Call 05/23/43)	1,705	1,821,315
5.85%, 04/15/40	2,219	2,394,301
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	4,920	4,970,184
4.13%, 02/15/21 (Call 11/15/20)	1,885	1,906,866
4.50%, 09/15/42 (Call 03/15/42)	4,116	3,464,643
5.50%, 09/01/41 (Call 03/01/41)	4,685	4,432,197
5.88%, 11/15/40 (Call 05/15/40)	4,335	4,290,523
6.55%, 05/01/37	1,728	1,845,193
6.75%, 06/15/39	5,153	5,528,241
7.30%, 07/01/38	4,559	5,145,379
Time Warner Entertainment Co. LP 8.38%, 03/15/23	5,050	5,838,002
8.38%, 07/15/33	2,740	3,466,785
Time Warner Inc., 6.20%, 03/15/40	57	62,695
Viacom Inc. 3.88%, 12/15/21	2,005	2,027,556
3.88%, 04/01/24 (Call 01/01/24)	2,460	2,453,309
4.25%, 09/01/23 (Call 06/01/23)	1,935	1,979,679
4.38%, 03/15/43	2,233	1,921,519
4.50%, 03/01/21	1,750	1,786,050
5.25%, 04/01/44 (Call 10/01/43)	3,168	3,032,093
5.85%, 09/01/43 (Call 03/01/43)	2,746	2,864,325
6.88%, 04/30/36	5,290	6,015,947
Walt Disney Co. (The) 1.85%, 07/30/26	675	614,864
1.95%, 03/04/20	375	372,675
2.15%, 09/17/20	1,925	1,908,926
2.30%, 02/12/21	1,117	1,108,701
2.35%, 12/01/22	3,177	3,130,775
2.45%, 03/04/22	1,110	1,098,789
2.75%, 08/16/21	1,260	1,258,841
2.95%, 06/15/27(b)	2,310	2,262,460
3.00%, 02/13/26	1,750	1,735,020
3.00%, 07/30/46	2,060	1,734,376
3.15%, 09/17/25	1,600	1,608,336
3.70%, 12/01/42	2,800	2,648,716
3.75%, 06/01/21	2,527	2,580,522
4.13%, 06/01/44(b)	2,410	2,443,475
4.38%, 08/16/41	1,220	1,271,765
7.00%, 03/01/32	1,300	1,750,606
Series E, 4.13%, 12/01/41	2,581	2,604,332
Warner Media LLC 2.95%, 07/15/26 (Call 04/15/26)	4,073	3,772,779
3.40%, 06/15/22	3,513	3,525,295
3.55%, 06/01/24 (Call 03/01/24)	4,947	4,925,827

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.60%, 07/15/25 (Call 04/15/25)	$3,735	$3,675,091
3.80%, 02/15/27 (Call 11/15/26)	3,875	3,773,049
3.88%, 01/15/26 (Call 10/15/25)	3,315	3,265,540
4.00%, 01/15/22	8,216	8,377,362
4.05%, 12/15/23	1,300	1,331,304
4.65%, 06/01/44 (Call 12/01/43)	1,125	1,034,910
4.70%, 01/15/21	4,260	4,399,941
4.75%, 03/29/21	1,587	1,649,528
4.85%, 07/15/45 (Call 01/15/45)	2,495	2,388,738
4.90%, 06/15/42	2,170	2,080,075
5.35%, 12/15/43	1,870	1,891,187
5.38%, 10/15/41	935	947,922
6.10%, 07/15/40	1,567	1,710,239
6.25%, 03/29/41	3,625	4,045,572

		535,483,676

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)	335	332,223
2.50%, 01/15/23 (Call 10/15/22)	2,105	2,071,088
3.25%, 06/15/25 (Call 03/15/25)	2,500	2,534,050
3.90%, 01/15/43 (Call 07/15/42)	2,275	2,211,050
4.20%, 06/15/35 (Call 12/15/34)	1,850	1,882,856
4.38%, 06/15/45 (Call 12/15/44)	80	83,014
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	970	958,214
4.50%, 12/15/28 (Call 09/15/28)	1,620	1,575,531
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	869	771,194
5.25%, 10/01/54 (Call 04/01/54)	28	25,000

		12,444,220

Mining — 0.2%
Barrick Gold Corp. 3.85%, 04/01/22	1,850	1,880,950
5.25%, 04/01/42	3,545	3,692,897
6.45%, 10/15/35	201	230,308
Barrick North America Finance LLC 5.70%, 05/30/41	1,049	1,153,050
5.75%, 05/01/43	1,608	1,779,654
7.50%, 09/15/38	765	948,233
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	2,789	3,128,923
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	2,935	2,924,581
3.85%, 09/30/23	2,685	2,792,051
4.13%, 02/24/42	6,790	6,857,628
5.00%, 09/30/43	5,959	6,802,079
Goldcorp Inc. 3.63%, 06/09/21 (Call 04/09/21)	560	561,456
3.70%, 03/15/23 (Call 12/15/22)	2,990	3,012,873
5.45%, 06/09/44 (Call 12/09/43)	1,085	1,131,970
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	150	140,213
5.13%, 09/01/21 (Call 06/01/21)	1,291	1,324,966
5.95%, 03/15/24 (Call 12/15/23)	1,061	1,117,944
Newmont Mining Corp. 3.50%, 03/15/22 (Call 12/15/21)	2,650	2,665,264
4.88%, 03/15/42 (Call 09/15/41)	3,329	3,314,153
5.88%, 04/01/35	1,650	1,825,725
6.25%, 10/01/39	3,934	4,529,568

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc. 5.75%, 06/01/35	$220	$255,081
6.13%, 12/15/33	420	513,286
7.25%, 03/15/31	1,261	1,632,982
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	6,563	6,756,215
5.20%, 11/02/40	5,850	6,711,178
7.13%, 07/15/28	1,595	2,027,708
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)(b)	2,375	2,386,614
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,172,459
Southern Copper Corp. 3.50%, 11/08/22	2,779	2,780,389
3.88%, 04/23/25	1,578	1,570,205
5.25%, 11/08/42	5,207	5,197,888
5.88%, 04/23/45	3,006	3,224,717
6.75%, 04/16/40	4,485	5,211,391
7.50%, 07/27/35	3,328	4,082,824
Teck Resources Ltd. 6.13%, 10/01/35	500	526,500
6.25%, 07/15/41 (Call 01/15/41)	1,000	1,043,870
Vale Canada Ltd., 7.20%, 09/15/32	250	265,530
Yamana Gold Inc. 4.63%, 12/15/27 (Call 09/15/27)	585	551,363
4.95%, 07/15/24 (Call 04/15/24)	411	414,494

		98,139,180

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,800	1,825,866

Oil & Gas — 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	1,395	1,681,728
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	3,980	3,609,303
4.85%, 03/15/21 (Call 02/15/21)	1,376	1,414,308
5.55%, 03/15/26 (Call 12/15/25)	1,845	1,972,287
6.20%, 03/15/40	1,434	1,575,823
6.45%, 09/15/36	4,415	4,976,411
6.60%, 03/15/46 (Call 09/15/45)	4,610	5,467,552
7.95%, 06/15/39	50	61,819
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)(b)	337	323,732
3.25%, 04/15/22 (Call 01/15/22)	4,460	4,418,522
3.63%, 02/01/21 (Call 11/01/20)	1,339	1,346,525
4.25%, 01/15/44 (Call 07/15/43)	2,235	1,909,718
4.38%, 10/15/28 (Call 07/15/28)	2,260	2,221,354
4.75%, 04/15/43 (Call 10/15/42)	7,970	7,244,491
5.10%, 09/01/40 (Call 03/01/40)	2,948	2,774,923
5.25%, 02/01/42 (Call 08/01/41)	170	164,762
6.00%, 01/15/37	1,523	1,579,046
7.75%, 12/15/29	1,925	2,353,813
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	3,615	3,536,916
2.52%, 09/19/22 (Call 08/19/22)	300	294,618
2.75%, 05/10/23	3,070	3,022,476
3.02%, 01/16/27 (Call 10/16/26)	4,385	4,229,069
3.12%, 05/04/26 (Call 02/04/26)	2,845	2,779,935
3.22%, 11/28/23 (Call 09/28/23)	3,695	3,701,688
3.22%, 04/14/24 (Call 02/14/24)	3,725	3,737,069
3.25%, 05/06/22	3,495	3,523,484
3.41%, 02/11/26 (Call 12/11/25)	1,000	998,990

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.59%, 04/14/27 (Call 01/14/27)	$3,192	$3,205,949
3.79%, 02/06/24 (Call 01/06/24)	855	878,111
3.80%, 09/21/25 (Call 07/21/25)	1,450	1,484,495
3.94%, 09/21/28 (Call 06/21/28)	1,820	1,872,016
4.23%, 11/06/28 (Call 08/06/28)	2,635	2,774,497
4.50%, 10/01/20	3,464	3,549,249
4.74%, 03/11/21	5,166	5,345,622
BP Capital Markets PLC 2.50%, 11/06/22	3,635	3,565,608
2.75%, 05/10/23	250	245,988
3.06%, 03/17/22	4,165	4,175,079
3.28%, 09/19/27 (Call 06/19/27)	2,600	2,551,016
3.51%, 03/17/25	2,455	2,477,660
3.54%, 11/04/24	4,279	4,343,356
3.56%, 11/01/21	4,383	4,447,167
3.72%, 11/28/28 (Call 08/28/28)	4,370	4,443,110
3.81%, 02/10/24	1,159	1,189,945
3.99%, 09/26/23	3,312	3,430,967
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	2,015	1,967,285
3.45%, 11/15/21 (Call 08/15/21)	1,105	1,107,133
3.80%, 04/15/24 (Call 01/15/24)	2,580	2,587,998
3.85%, 06/01/27 (Call 03/01/27)	4,390	4,297,898
3.90%, 02/01/25 (Call 11/01/24)	1,680	1,685,998
4.95%, 06/01/47 (Call 12/01/46)	1,660	1,726,765
5.85%, 02/01/35	1,000	1,083,750
6.25%, 03/15/38	3,265	3,745,869
6.45%, 06/30/33	1,000	1,161,780
6.50%, 02/15/37	1,795	2,079,490
6.75%, 02/01/39	475	569,872
7.20%, 01/15/32	645	786,003
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	2,900	2,809,520
3.80%, 09/15/23 (Call 06/15/23)	900	888,966
4.25%, 04/15/27 (Call 01/15/27)(b)	5,506	5,244,300
4.45%, 09/15/42 (Call 03/15/42)	2,075	1,714,240
5.20%, 09/15/43 (Call 03/15/43)	50	45,549
5.25%, 06/15/37 (Call 12/15/36)	3,765	3,519,748
5.40%, 06/15/47 (Call 12/15/46)	3,075	2,899,079
6.75%, 11/15/39	3,705	3,904,551
Chevron Corp. 1.96%, 03/03/20 (Call 02/03/20)	5,085	5,050,625
1.99%, 03/03/20	150	149,033
2.10%, 05/16/21 (Call 04/15/21)	3,965	3,911,155
2.36%, 12/05/22 (Call 09/05/22)	5,550	5,455,483
2.41%, 03/03/22 (Call 01/03/22)	2,815	2,784,176
2.42%, 11/17/20 (Call 10/17/20)	4,808	4,787,037
2.43%, 06/24/20 (Call 05/24/20)	5,735	5,716,361
2.50%, 03/03/22 (Call 02/03/22)	1,890	1,874,861
2.57%, 05/16/23 (Call 03/16/23)	2,617	2,584,183
2.90%, 03/03/24 (Call 01/03/24)	1,045	1,041,196
2.95%, 05/16/26 (Call 02/16/26)	5,245	5,156,727
3.19%, 06/24/23 (Call 03/24/23)	7,945	8,020,716
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,122,486
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	725	700,488
4.38%, 06/01/24 (Call 02/20/24)	5,115	5,205,587
CNOOC Finance 2013 Ltd. 3.00%, 05/09/23	10,670	10,435,793
4.25%, 05/09/43	1,000	980,160

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 USA LLC 4.38%, 05/02/28	$4,900	$5,070,520
3.50%, 05/05/25	2,960	2,931,466
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	6,245	6,429,165
4.88%, 04/30/44	2,900	3,135,828
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	2,075	2,014,514
4.30%, 08/15/28 (Call 05/15/28)	3,271	3,294,486
4.38%, 01/15/25 (Call 01/15/20)	1,080	1,093,673
4.85%, 08/15/48 (Call 02/15/48)	3,400	3,413,566
4.88%, 10/01/47 (Call 04/01/47)	490	493,391
Conoco Funding Co., 7.25%, 10/15/31	2,941	3,879,650
ConocoPhillips 5.90%, 10/15/32	1,317	1,575,619
5.90%, 05/15/38	4,280	5,191,554
6.50%, 02/01/39	2,783	3,638,355
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	2,440	2,955,011
7.20%, 08/15/31	985	1,291,374
7.40%, 12/01/31	1,634	2,176,030
ConocoPhillips Co. 3.35%, 11/15/24 (Call 08/15/24)	100	101,005
4.30%, 11/15/44 (Call 05/15/44)	3,320	3,413,558
4.95%, 03/15/26 (Call 12/15/25)	5,865	6,422,703
5.95%, 03/15/46 (Call 09/15/45)	709	900,373
ConocoPhillips Holding Co., 6.95%, 04/15/29	4,999	6,357,578
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	4,224	4,175,846
4.38%, 01/15/28 (Call 10/15/27)	3,850	3,835,909
4.50%, 04/15/23 (Call 01/15/23)	200	204,064
4.90%, 06/01/44 (Call 12/01/43)	2,795	2,676,883
5.00%, 09/15/22 (Call 03/15/19)	53	53,506
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	3,918	3,902,367
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,708,019
4.75%, 05/15/42 (Call 11/15/41)	2,480	2,418,149
5.00%, 06/15/45 (Call 12/15/44)	3,341	3,405,147
5.60%, 07/15/41 (Call 01/15/41)	4,299	4,654,656
5.85%, 12/15/25 (Call 09/15/25)	731	806,176
7.95%, 04/15/32	100	129,074
Ecopetrol SA 4.13%, 01/16/25	5,780	5,754,915
5.38%, 06/26/26 (Call 03/26/26)	5,500	5,782,810
5.88%, 09/18/23	4,970	5,336,090
5.88%, 05/28/45	6,695	6,755,255
7.38%, 09/18/43	2,805	3,299,017
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)	2,400	2,420,832
6.50%, 08/15/34	3,492	4,005,010
6.50%, 02/01/38	1,600	1,777,376
6.63%, 08/15/37	735	832,005
7.38%, 11/01/31	1,300	1,549,548
Eni USA Inc., 7.30%, 11/15/27	15	17,735
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	1,200	1,193,184
2.63%, 03/15/23 (Call 12/15/22)	3,121	3,062,793
3.15%, 04/01/25 (Call 01/01/25)	270	266,077
3.90%, 04/01/35 (Call 10/01/34)	1,635	1,611,031
4.10%, 02/01/21	3,113	3,171,338

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.15%, 01/15/26 (Call 10/15/25)	$1,737	$1,805,212
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,327,974
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	2,252	2,174,892
3.90%, 10/01/27 (Call 07/01/27)	4,050	3,674,767
4.88%, 11/15/21	6,967	7,163,609
Equinor ASA 2.45%, 01/17/23	4,825	4,750,309
2.65%, 01/15/24	3,243	3,196,949
2.75%, 11/10/21	2,060	2,059,217
2.90%, 11/08/20	2,020	2,023,777
3.15%, 01/23/22	8,770	8,866,996
3.25%, 11/10/24	777	786,075
3.63%, 09/10/28 (Call 06/10/28)	3,010	3,064,150
3.70%, 03/01/24	4,830	4,981,614
3.95%, 05/15/43	3,722	3,649,421
4.25%, 11/23/41	350	357,539
4.80%, 11/08/43	3,895	4,308,805
5.10%, 08/17/40	2,300	2,614,295
7.15%, 01/15/29	376	481,949
7.25%, 09/23/27	500	629,080
Series N, 7.75%, 06/15/23	650	767,085
Exxon Mobil Corp. 1.91%, 03/06/20 (Call 02/06/20)	4,626	4,592,323
2.22%, 03/01/21 (Call 02/01/21)	5,843	5,789,537
2.40%, 03/06/22 (Call 01/06/22)	5,018	4,969,777
2.71%, 03/06/25 (Call 12/06/24)	6,317	6,226,920
2.73%, 03/01/23 (Call 01/01/23)	497	495,479
3.04%, 03/01/26 (Call 12/01/25)	5,061	5,034,075
3.18%, 03/15/24 (Call 12/15/23)	1,875	1,896,225
3.57%, 03/06/45 (Call 09/06/44)	3,020	2,897,358
4.11%, 03/01/46 (Call 09/01/45)	6,491	6,761,545
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	890	856,029
4.30%, 04/01/27 (Call 01/01/27)	1,689	1,633,584
5.60%, 02/15/41	4,256	4,142,322
5.80%, 04/01/47 (Call 10/01/46)	2,710	2,697,751
6.00%, 01/15/40	1,660	1,668,267
7.13%, 03/15/33	1,537	1,729,786
7.30%, 08/15/31	1,856	2,114,801
7.88%, 10/01/29	280	328,835
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,042	4,263,582
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)	1,025	1,037,526
4.00%, 04/15/24 (Call 01/15/24)	1,415	1,422,740
6.80%, 09/15/37	1,065	1,274,400
Kerr-McGee Corp. 6.95%, 07/01/24	2,373	2,676,388
7.88%, 09/15/31	1,160	1,429,306
Marathon Oil Corp. 2.70%, 06/01/20 (Call 05/01/20)	1,955	1,936,173
2.80%, 11/01/22 (Call 08/01/22)	4,700	4,578,176
3.85%, 06/01/25 (Call 03/01/25)	3,015	2,983,523
4.40%, 07/15/27 (Call 04/15/27)	2,025	2,042,536
5.20%, 06/01/45 (Call 12/01/44)	1,550	1,595,446
6.60%, 10/01/37	2,655	3,058,852
6.80%, 03/15/32	1,350	1,550,812
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	2,106	2,116,383
3.63%, 09/15/24 (Call 06/15/24)	2,540	2,513,457

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 04/01/28 (Call 01/01/28)(g)	$1,965	$1,889,917
4.50%, 04/01/48 (Call 10/01/47)(g)	1,210	1,107,465
4.75%, 12/15/23 (Call 10/15/23)(g)	1,900	1,973,378
4.75%, 09/15/44 (Call 03/15/44)	2,230	2,135,180
5.00%, 09/15/54 (Call 03/15/54)	715	665,029
5.13%, 03/01/21	4,742	4,914,135
5.13%, 12/15/26 (Call 09/15/26)(g)	750	786,435
5.38%, 10/01/22 (Call 10/01/19)(g)	49	49,609
5.85%, 12/15/45 (Call 06/15/45)	1,200	1,215,888
6.50%, 03/01/41 (Call 09/01/40)	3,325	3,872,794
Nexen Inc. 5.88%, 03/10/35	265	309,507
6.40%, 05/15/37	4,724	5,879,868
7.50%, 07/30/39	2,475	3,486,013
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	683	647,143
3.90%, 11/15/24 (Call 08/15/24)	355	350,129
4.15%, 12/15/21 (Call 09/15/21)	4,411	4,486,516
4.95%, 08/15/47 (Call 02/15/47)	2,000	1,871,900
5.05%, 11/15/44 (Call 05/15/44)	2,836	2,655,999
5.25%, 11/15/43 (Call 05/15/43)	2,272	2,168,965
6.00%, 03/01/41 (Call 09/01/40)	3,595	3,727,332
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	3,184	3,155,440
2.70%, 02/15/23 (Call 08/15/22)	1,839	1,815,038
3.00%, 02/15/27 (Call 11/15/26)	1,625	1,579,890
3.13%, 02/15/22 (Call 11/15/21)	2,750	2,769,800
3.40%, 04/15/26 (Call 01/15/26)	3,635	3,644,342
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,457,070
4.10%, 02/15/47 (Call 08/15/46)	2,660	2,604,592
4.20%, 03/15/48 (Call 09/15/47)	623	624,925
4.40%, 04/15/46 (Call 10/15/45)	3,955	4,046,321
4.63%, 06/15/45 (Call 12/15/44)	2,490	2,619,331
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,926	1,964,462
Petro-Canada 5.35%, 07/15/33	125	133,376
5.95%, 05/15/35	1,540	1,741,062
6.80%, 05/15/38	3,715	4,610,724
Petroleos Mexicanos 3.50%, 07/23/20	105	104,267
3.50%, 01/30/23	10,027	9,325,311
4.25%, 01/15/25	2,918	2,638,952
4.50%, 01/23/26	9,570	8,537,206
4.63%, 09/21/23	9,082	8,720,900
4.88%, 01/24/22	10,095	10,028,979
4.88%, 01/18/24(b)	5,725	5,477,565
5.35%, 02/12/28	2,354	2,095,319
5.38%, 03/13/22	1,475	1,477,625
5.50%, 01/21/21	11,114	11,269,040
5.50%, 06/27/44	7,535	5,903,597
5.63%, 01/23/46	6,480	5,077,404
6.00%, 03/05/20	2,527	2,579,309
6.35%, 02/12/48	5,450	4,510,147
6.38%, 02/04/21	2,170	2,231,953
6.38%, 01/23/45	8,555	7,184,147
6.50%, 03/13/27	9,770	9,438,113
6.50%, 01/23/29	1,100	1,046,155
6.50%, 06/02/41	12,509	10,824,163
6.63%, 06/15/35	8,320	7,531,098
6.63%, 06/15/38	2,950	2,611,635

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 09/21/47	$11,232	$9,766,224
6.88%, 08/04/26	13,158	13,144,842
Phillips 66 3.90%, 03/15/28 (Call 03/15/28)	2,150	2,144,152
4.30%, 04/01/22	6,873	7,117,335
4.65%, 11/15/34 (Call 05/15/34)	1,571	1,623,220
4.88%, 11/15/44 (Call 05/15/44)	4,520	4,706,676
5.88%, 05/01/42	4,775	5,535,466
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	2,295	2,300,256
3.95%, 07/15/22 (Call 04/15/22)	4,955	5,043,843
4.45%, 01/15/26 (Call 10/15/25)	1,970	2,042,535
Shell International Finance BV 1.75%, 09/12/21	2,779	2,709,442
1.88%, 05/10/21	4,870	4,776,642
2.13%, 05/11/20	4,601	4,568,103
2.25%, 11/10/20	1,538	1,525,819
2.25%, 01/06/23	2,540	2,481,377
2.38%, 08/21/22	5,054	4,974,046
2.50%, 09/12/26	5,590	5,284,562
2.88%, 05/10/26	2,700	2,626,155
3.25%, 05/11/25	6,738	6,762,796
3.40%, 08/12/23	2,125	2,165,035
3.50%, 11/13/23 (Call 10/13/23)	2,075	2,118,762
3.63%, 08/21/42	2,275	2,134,655
3.75%, 09/12/46	3,507	3,335,543
3.88%, 11/13/28 (Call 08/23/28)	1,840	1,910,362
4.00%, 05/10/46	4,732	4,727,552
4.13%, 05/11/35	6,867	7,078,641
4.38%, 03/25/20	3,155	3,209,455
4.38%, 05/11/45	9,536	10,022,431
4.55%, 08/12/43	5,495	5,872,506
5.50%, 03/25/40	2,199	2,627,299
6.38%, 12/15/38	4,329	5,663,631
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	2,930	2,953,528
4.00%, 11/15/47 (Call 05/15/47)	520	483,954
5.95%, 12/01/34	1,700	1,935,654
6.50%, 06/15/38	4,583	5,582,919
6.85%, 06/01/39	2,701	3,392,402
7.15%, 02/01/32	50	62,174
Tosco Corp., 8.13%, 02/15/30	725	982,129
Total Capital Canada Ltd., 2.75%, 07/15/23	1,177	1,162,535
Total Capital International SA 2.70%, 01/25/23	3,300	3,263,535
2.75%, 06/19/21	3,920	3,918,079
2.88%, 02/17/22	4,285	4,286,843
3.46%, 02/19/29 (Call 11/19/28)	4,500	4,490,190
3.70%, 01/15/24	125	128,206
3.75%, 04/10/24	4,555	4,685,637
Total Capital SA 3.88%, 10/11/28	1,000	1,035,060
4.13%, 01/28/21	250	256,338
4.25%, 12/15/21	10	10,375
4.45%, 06/24/20	2,097	2,141,498
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	6,355	6,081,036
3.65%, 03/15/25	2,307	2,278,647
4.35%, 06/01/28 (Call 03/01/28)	2,342	2,375,139
4.90%, 03/15/45	1,448	1,473,036

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$5,716	$6,795,981
7.50%, 04/15/32	1,324	1,646,606
10.50%, 03/15/39	325	509,577
XTO Energy Inc., 6.75%, 08/01/37	525	700,019

		919,486,838

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)	3,500	3,511,865
5.13%, 09/15/40	1,270	1,288,186
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)	3,185	3,126,683
3.34%, 12/15/27 (Call 09/15/27)	1,010	958,349
4.08%, 12/15/47 (Call 06/15/47)	2,039	1,798,520
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)	407	408,636
3.50%, 08/01/23 (Call 05/01/23)	3,201	3,229,009
3.80%, 11/15/25 (Call 08/15/25)	3,507	3,524,395
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,159,282
4.75%, 08/01/43 (Call 02/01/43)	896	893,993
4.85%, 11/15/35 (Call 05/15/35)	2,424	2,456,845
5.00%, 11/15/45 (Call 05/15/45)	6,378	6,564,939
6.70%, 09/15/38	1,700	2,074,918
7.45%, 09/15/39	2,643	3,466,136
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	6,199	6,007,637
3.95%, 12/01/42 (Call 06/01/42)	3,035	2,474,769
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)	615	566,735
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	4,445	4,566,882
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,020,599

		51,098,378

Packaging & Containers — 0.1%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)	1,855	1,695,155
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,538,385
Packaging Corp. of America 2.45%, 12/15/20	100	98,702
3.40%, 12/15/27 (Call 09/15/27)	4,035	3,830,062
3.65%, 09/15/24 (Call 06/15/24)	910	900,163
3.90%, 06/15/22 (Call 03/15/22)	750	762,668
4.50%, 11/01/23 (Call 08/01/23)	2,750	2,847,377
Sonoco Products Co. 4.38%, 11/01/21 (Call 08/01/21)	820	833,637
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,255,552
WestRock MWV LLC 7.95%, 02/15/31	1,095	1,388,657
8.20%, 01/15/30	290	372,244
WestRock RKT LLC 3.50%, 03/01/20	500	500,425
4.00%, 03/01/23 (Call 12/01/22)	2,925	2,951,442
4.90%, 03/01/22	2,075	2,136,296
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	1,953	1,851,561
3.38%, 09/15/27 (Call 06/15/27)	360	338,602
3.75%, 03/15/25 (Call 01/15/25)	680	664,829
4.00%, 03/15/28 (Call 12/15/27)	700	688,569

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.65%, 03/15/26 (Call 01/15/26)	$2,020	$2,082,842
4.90%, 03/15/29 (Call 12/15/28)	3,550	3,731,902

		32,469,070

Pharmaceuticals — 1.4%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	1,530	1,503,041
2.50%, 05/14/20 (Call 04/14/20)	7,215	7,169,545
2.85%, 05/14/23 (Call 03/14/23)	5,730	5,597,809
2.90%, 11/06/22	8,293	8,176,981
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,570,543
3.20%, 05/14/26 (Call 02/14/26)	4,870	4,594,407
3.38%, 11/14/21	1,950	1,963,435
3.60%, 05/14/25 (Call 02/14/25)	7,104	6,988,418
3.75%, 11/14/23 (Call 10/14/23)	2,175	2,197,750
4.25%, 11/14/28 (Call 08/14/28)(b)	2,945	2,917,317
4.30%, 05/14/36 (Call 11/14/35)	2,560	2,325,683
4.40%, 11/06/42	5,805	5,141,547
4.45%, 05/14/46 (Call 11/14/45)	5,473	4,807,702
4.50%, 05/14/35 (Call 11/14/34)	11,312	10,581,358
4.70%, 05/14/45 (Call 11/14/44)	6,820	6,249,507
4.88%, 11/14/48 (Call 05/14/48)	2,565	2,414,178
Allergan Finance LLC 3.25%, 10/01/22 (Call 07/01/22)	3,268	3,225,581
4.63%, 10/01/42 (Call 04/01/42)	675	610,430
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	9,193	9,179,302
3.45%, 03/15/22 (Call 01/15/22)	6,645	6,619,483
3.80%, 03/15/25 (Call 12/15/24)	9,457	9,346,259
3.85%, 06/15/24 (Call 03/15/24)	3,560	3,546,721
4.55%, 03/15/35 (Call 09/15/34)	5,729	5,343,381
4.75%, 03/15/45 (Call 09/15/44)	3,500	3,230,185
4.85%, 06/15/44 (Call 12/15/43)	4,150	3,831,570
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	2,530	2,438,718
3.38%, 09/15/20	3,422	3,427,133
AmerisourceBergen Corp. 3.40%, 05/15/24 (Call 02/15/24)	2,025	2,013,295
3.45%, 12/15/27 (Call 09/15/27)	1,850	1,776,370
3.50%, 11/15/21 (Call 08/15/21)	5,920	5,953,922
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,064,047
4.30%, 12/15/47 (Call 06/15/47)	2,016	1,757,287
AstraZeneca PLC 2.38%, 11/16/20	4,565	4,516,474
2.38%, 06/12/22 (Call 05/12/22)	1,922	1,879,870
3.13%, 06/12/27 (Call 03/12/27)	2,048	1,940,132
3.38%, 11/16/25	7,265	7,143,674
3.50%, 08/17/23 (Call 07/17/23)	1,870	1,879,556
4.00%, 01/17/29 (Call 10/17/28)	925	933,233
4.00%, 09/18/42	3,200	2,929,088
4.38%, 11/16/45	5,039	4,875,434
4.38%, 08/17/48 (Call 02/17/48)	100	96,496
6.45%, 09/15/37	8,662	10,526,842
Bristol-Myers Squibb Co. 2.00%, 08/01/22	5,966	5,788,631
3.25%, 11/01/23	2,350	2,362,008
3.25%, 02/27/27	1,855	1,805,713
3.25%, 08/01/42	2,428	1,988,848
4.50%, 03/01/44 (Call 09/01/43)	520	517,306

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	$3,740	$3,633,036
3.08%, 06/15/24 (Call 04/15/24)	2,400	2,295,288
3.20%, 06/15/22	1,600	1,587,792
3.20%, 03/15/23	100	98,507
3.41%, 06/15/27 (Call 03/15/27)	3,165	2,958,072
3.50%, 11/15/24 (Call 08/15/24)	1,450	1,420,159
3.75%, 09/15/25 (Call 06/15/25)	2,290	2,256,726
4.37%, 06/15/47 (Call 12/15/46)	2,225	1,920,464
4.50%, 11/15/44 (Call 05/15/44)	475	409,564
4.60%, 03/15/43	2,001	1,753,396
4.90%, 09/15/45 (Call 03/15/45)	1,777	1,625,919
Cigna Corp. 3.20%, 09/17/20(g)	6,075	6,082,168
3.40%, 09/17/21(g)	4,290	4,311,278
3.75%, 07/15/23 (Call 06/15/23)(g)	3,200	3,242,208
4.13%, 11/15/25 (Call 09/15/25)(g)	3,130	3,175,448
4.38%, 10/15/28 (Call 07/16/28)(g)	12,420	12,568,171
4.80%, 08/15/38 (Call 02/15/38)(g)	6,500	6,477,380
4.90%, 12/15/48 (Call 06/15/48)(g)	5,185	5,131,024
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	3,135	3,058,537
2.75%, 12/01/22 (Call 09/01/22)	4,950	4,834,665
2.80%, 07/20/20 (Call 06/20/20)	6,375	6,345,101
2.88%, 06/01/26 (Call 03/01/26)	1,750	1,628,935
3.13%, 03/09/20	90	90,094
3.35%, 03/09/21	5,514	5,531,204
3.38%, 08/12/24 (Call 05/12/24)	4,090	4,017,689
3.50%, 07/20/22 (Call 05/20/22)	7,574	7,613,385
3.70%, 03/09/23 (Call 02/09/23)	21,753	21,862,635
3.88%, 07/20/25 (Call 04/20/25)	12,850	12,834,451
4.00%, 12/05/23 (Call 09/05/23)	3,400	3,456,236
4.10%, 03/25/25 (Call 01/25/25)	2,433	2,466,746
4.13%, 05/15/21 (Call 02/15/21)	775	787,633
4.30%, 03/25/28 (Call 12/25/27)	30,585	30,596,316
4.75%, 12/01/22 (Call 09/01/22)	975	1,017,413
4.78%, 03/25/38 (Call 09/25/37)	9,270	9,008,215
4.88%, 07/20/35 (Call 01/20/35)	7,830	7,719,362
5.05%, 03/25/48 (Call 09/25/47)	21,095	20,907,044
5.13%, 07/20/45 (Call 01/20/45)	10,150	10,088,389
5.30%, 12/05/43 (Call 06/05/43)	2,535	2,572,442
6.13%, 09/15/39	505	567,625
Eli Lilly & Co. 2.35%, 05/15/22	335	331,670
2.75%, 06/01/25 (Call 03/01/25)	1,325	1,298,487
3.10%, 05/15/27 (Call 02/15/27)	2,938	2,886,438
3.38%, 03/15/29 (Call 12/15/28)	1,655	1,654,702
3.70%, 03/01/45 (Call 09/01/44)	2,215	2,103,275
3.88%, 03/15/39 (Call 09/15/38)	2,660	2,625,154
3.95%, 05/15/47 (Call 11/15/46)	2,165	2,137,180
3.95%, 03/15/49 (Call 09/15/48)	2,690	2,634,801
4.15%, 03/15/59 (Call 09/15/58)	2,725	2,665,595
5.50%, 03/15/27	700	804,377
5.55%, 03/15/37	3,348	3,952,582
Express Scripts Holding Co. 2.60%, 11/30/20	150	148,697
3.00%, 07/15/23 (Call 05/15/23)	1,618	1,586,320
3.05%, 11/30/22 (Call 10/30/22)	2,956	2,923,366
3.30%, 02/25/21 (Call 01/25/21)	772	774,015
3.40%, 03/01/27 (Call 12/01/26)	2,557	2,434,571

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 06/15/24 (Call 03/15/24)	$1,500	$1,484,085
3.90%, 02/15/22	5,604	5,715,576
4.50%, 02/25/26 (Call 11/27/25)	6,955	7,116,912
4.75%, 11/15/21	3,783	3,927,359
4.80%, 07/15/46 (Call 01/15/46)	2,460	2,416,409
6.13%, 11/15/41	1,275	1,429,224
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	6,751	6,689,633
3.38%, 05/15/23	1,000	1,012,640
3.63%, 05/15/25	955	972,629
3.88%, 05/15/28	1,275	1,309,846
4.20%, 03/18/43	1,390	1,418,231
5.38%, 04/15/34	520	600,262
6.38%, 05/15/38	8,250	10,484,347
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	9,320	9,298,098
3.13%, 05/14/21	1,000	1,006,090
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	2,891	2,840,812
1.95%, 11/10/20	2,885	2,851,476
2.05%, 03/01/23 (Call 01/01/23)	1,900	1,847,389
2.25%, 03/03/22 (Call 02/03/22)	550	542,944
2.45%, 12/05/21	1,540	1,530,698
2.45%, 03/01/26 (Call 12/01/25)	10,436	9,973,163
2.63%, 01/15/25 (Call 11/15/24)	1,669	1,643,281
2.90%, 01/15/28 (Call 10/15/27)	1,900	1,846,344
2.95%, 09/01/20	1,030	1,036,273
2.95%, 03/03/27 (Call 12/03/26)	1,198	1,170,194
3.38%, 12/05/23	4,100	4,210,085
3.40%, 01/15/38 (Call 07/15/37)	2,403	2,286,551
3.50%, 01/15/48 (Call 07/15/47)	4,083	3,828,180
3.55%, 05/15/21	1,950	1,988,649
3.55%, 03/01/36 (Call 09/01/35)	4,225	4,107,376
3.63%, 03/03/37 (Call 09/03/36)	3,255	3,181,502
3.70%, 03/01/46 (Call 09/01/45)	7,572	7,371,039
3.75%, 03/03/47 (Call 09/03/46)	2,265	2,218,613
4.38%, 12/05/33 (Call 06/05/33)	4,780	5,147,869
4.50%, 09/01/40	920	996,185
4.50%, 12/05/43 (Call 06/05/43)	563	612,797
4.85%, 05/15/41	1,250	1,411,588
4.95%, 05/15/33	225	257,949
5.85%, 07/15/38	215	270,470
5.95%, 08/15/37	3,985	5,019,825
6.95%, 09/01/29	540	705,067
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	2,175	2,113,861
2.85%, 03/15/23 (Call 12/15/22)	3,090	3,001,904
3.65%, 11/30/20	2,000	2,012,840
3.80%, 03/15/24 (Call 12/15/23)	3,498	3,515,245
3.95%, 02/16/28 (Call 11/16/27)	1,150	1,128,829
4.75%, 05/30/29 (Call 02/28/29)	2,000	2,054,960
4.88%, 03/15/44 (Call 09/15/43)	70	66,613
6.00%, 03/01/41 (Call 09/01/40)	50	53,790
Mead Johnson Nutrition Co. 3.00%, 11/15/20	2,473	2,471,912
4.13%, 11/15/25 (Call 08/15/25)	1,220	1,273,448
4.60%, 06/01/44 (Call 12/01/43)	2,598	2,690,021
5.90%, 11/01/39	2,275	2,717,078
Medco Health Solutions Inc., 4.13%, 09/15/20	1,410	1,428,753

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc. 2.35%, 02/10/22	$1,440	$1,425,024
2.40%, 09/15/22 (Call 03/15/22)	1,961	1,938,409
2.75%, 02/10/25 (Call 11/10/24)	7,275	7,128,554
2.80%, 05/18/23	11,122	11,067,725
3.60%, 09/15/42 (Call 03/15/42)	950	895,470
3.70%, 02/10/45 (Call 08/10/44)	5,965	5,693,115
3.88%, 01/15/21 (Call 10/15/20)	6,347	6,468,926
4.15%, 05/18/43	5,106	5,219,251
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)	1,750	1,652,158
5.20%, 04/15/48 (Call 10/15/47)	200	169,940
5.40%, 11/29/43 (Call 05/29/43)	3,535	3,121,087
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)	868	858,079
3.95%, 06/15/26 (Call 03/15/26)	8,970	8,386,681
5.25%, 06/15/46 (Call 12/15/45)	4,840	4,168,934
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	3,670	3,625,593
2.40%, 09/21/22	4,760	4,702,594
3.00%, 11/20/25 (Call 08/20/25)	2,790	2,773,818
3.10%, 05/17/27 (Call 02/17/27)	3,740	3,692,465
3.40%, 05/06/24	4,523	4,626,441
3.70%, 09/21/42	2,048	1,970,094
4.00%, 11/20/45 (Call 05/20/45)	3,868	3,876,355
4.40%, 05/06/44	7,068	7,528,056
Perrigo Finance Unlimited Co. 3.50%, 12/15/21 (Call 10/15/21)	1,633	1,580,074
3.90%, 12/15/24 (Call 09/15/24)	3,255	3,070,474
4.38%, 03/15/26 (Call 12/15/25)	4,090	3,873,598
4.90%, 12/15/44 (Call 06/15/44)	2,475	1,975,966
Pfizer Inc. 1.95%, 06/03/21	3,075	3,025,093
2.20%, 12/15/21	3,670	3,624,345
2.75%, 06/03/26	5,655	5,471,156
3.00%, 09/15/21	1,475	1,485,753
3.00%, 06/15/23	2,362	2,373,857
3.00%, 12/15/26	4,813	4,722,131
3.20%, 09/15/23 (Call 08/15/23)	1,500	1,522,695
3.40%, 05/15/24	2,755	2,826,905
3.60%, 09/15/28 (Call 06/15/28)	1,000	1,016,460
4.00%, 12/15/36	2,380	2,402,396
4.10%, 09/15/38 (Call 03/15/38)	1,500	1,530,015
4.13%, 12/15/46	5,175	5,249,365
4.20%, 09/15/48 (Call 03/15/48)	50	51,343
4.30%, 06/15/43	4,840	5,002,672
4.40%, 05/15/44	4,065	4,272,681
5.20%, 08/12/20	2,000	2,071,660
5.60%, 09/15/40	1,000	1,202,550
5.80%, 08/12/23	200	224,124
7.20%, 03/15/39	6,995	9,870,015
Pharmacia LLC, 6.60%, 12/01/28	2,005	2,464,526
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	2,500	2,541,050
3.63%, 06/19/28 (Call 03/19/28)	2,500	2,530,600
4.00%, 03/29/21	2,793	2,859,473
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)	6,619	6,470,205
2.88%, 09/23/23 (Call 07/23/23)	5,379	5,217,899
3.20%, 09/23/26 (Call 06/23/26)	9,519	8,952,429

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. 3.80%, 11/26/20(g)	$750	$756,938
4.40%, 11/26/23 (Call 10/26/23)(g)	2,500	2,581,400
5.00%, 11/26/28 (Call 08/26/28)(g)	2,500	2,619,200
Wyeth LLC 5.95%, 04/01/37	3,995	4,932,267
6.00%, 02/15/36	960	1,171,978
6.45%, 02/01/24	1,550	1,787,476
6.50%, 02/01/34	1,018	1,321,252
Zoetis Inc. 3.00%, 09/12/27 (Call 06/15/27)	2,340	2,180,903
3.25%, 08/20/21	1,675	1,682,605
3.25%, 02/01/23 (Call 11/01/22)	3,061	3,046,154
3.45%, 11/13/20 (Call 10/13/20)	1,620	1,629,169
3.90%, 08/20/28 (Call 05/20/28)	1,160	1,154,177
3.95%, 09/12/47 (Call 03/12/47)	1,025	927,902
4.45%, 08/20/48 (Call 02/20/48)	100	97,940
4.50%, 11/13/25 (Call 08/13/25)	2,415	2,513,170
4.70%, 02/01/43 (Call 08/01/42)	5,720	5,819,528

		815,657,409

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22 (Call 11/01/22)	325	323,515
4.25%, 12/01/27 (Call 09/01/27)	1,170	1,150,566
5.20%, 12/01/47 (Call 06/01/47)	1,880	1,816,080
5.25%, 01/15/25 (Call 01/15/21)	1,770	1,806,887
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	4,510	4,362,568
4.45%, 07/15/27 (Call 04/15/27)	3,104	2,935,918
4.95%, 12/15/24 (Call 09/15/24)	400	405,576
5.95%, 06/01/26 (Call 03/01/26)	1,285	1,329,988
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	2,780	2,600,912
4.13%, 12/01/27 (Call 09/01/27)	565	518,568
4.15%, 07/01/23 (Call 04/01/23)	1,205	1,208,121
4.35%, 10/15/24 (Call 07/15/24)	1,550	1,544,156
4.88%, 02/01/21 (Call 11/01/20)	4,105	4,180,039
5.60%, 10/15/44 (Call 04/15/44)	1,195	1,101,898
5.85%, 11/15/43 (Call 05/15/43)	1,490	1,423,725
Columbia Pipeline Group Inc. 4.50%, 06/01/25 (Call 03/01/25)	4,808	4,918,584
5.80%, 06/01/45 (Call 12/01/44)	1,075	1,161,666
El Paso Natural Gas Co. LLC 8.38%, 06/15/32	525	667,600
8.63%, 01/15/22	1,635	1,856,755
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	829	808,582
4.40%, 03/15/27 (Call 12/15/26)	1,045	1,002,061
4.95%, 05/15/28 (Call 02/15/28)	2,205	2,190,623
5.00%, 05/15/44 (Call 11/15/43)	445	384,627
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	1,900	1,936,024
4.38%, 10/15/20 (Call 09/15/20)	2,335	2,377,871
5.20%, 03/15/20	625	638,669
5.50%, 09/15/40 (Call 03/15/40)	585	634,257
5.88%, 10/15/25 (Call 07/15/25)	3,550	3,951,398
7.38%, 10/15/45 (Call 04/15/45)	1,500	2,015,550
Series B, 7.50%, 04/15/38	1,165	1,515,583

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	$712	$700,430
3.50%, 06/10/24 (Call 03/10/24)	2,165	2,142,722
3.70%, 07/15/27 (Call 04/15/27)	1,775	1,740,796
4.00%, 10/01/23 (Call 07/01/23)	200	203,634
4.25%, 12/01/26 (Call 09/01/26)	2,543	2,591,114
4.50%, 06/10/44 (Call 12/10/43)	2,200	2,153,690
5.50%, 12/01/46 (Call 05/29/46)	2,805	3,194,643
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	3,180	3,166,676
4.05%, 03/15/25 (Call 12/15/24)	3,615	3,596,130
4.15%, 10/01/20 (Call 08/01/20)	2,878	2,911,701
4.20%, 04/15/27 (Call 01/15/27)	350	341,047
4.50%, 04/15/24 (Call 03/15/24)	865	889,817
4.65%, 06/01/21 (Call 03/01/21)	3,019	3,092,724
4.75%, 01/15/26 (Call 10/15/25)	5,988	6,102,970
4.90%, 02/01/24 (Call 11/01/23)	1,980	2,060,804
4.90%, 03/15/35 (Call 09/15/34)	1,750	1,623,317
4.95%, 06/15/28 (Call 03/15/28)	2,400	2,452,512
5.15%, 02/01/43 (Call 08/01/42)	1,115	1,017,170
5.15%, 03/15/45 (Call 09/15/44)	4,365	4,042,426
5.20%, 02/01/22 (Call 11/01/21)	5,241	5,462,327
5.25%, 04/15/29 (Call 01/15/29)	985	1,028,655
5.30%, 04/15/47 (Call 10/15/46)	918	865,986
5.95%, 10/01/43 (Call 04/01/43)	275	278,773
6.05%, 06/01/41 (Call 12/01/40)	560	573,888
6.13%, 12/15/45 (Call 06/15/45)	4,677	4,863,799
6.25%, 04/15/49 (Call 10/15/48)	2,250	2,412,292
6.50%, 02/01/42 (Call 08/01/41)	4,650	5,031,300
6.63%, 10/15/36	625	676,506
7.50%, 07/01/38	1,675	1,967,170
7.60%, 02/01/24 (Call 11/01/23)	760	857,531
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	200	203,264
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	3,675	3,801,640
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,000	1,020,040
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (Call 08/01/23)	575	590,082
5.00%, 10/01/22 (Call 07/01/22)	3,247	3,377,822
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,316,285
5.88%, 03/01/22 (Call 01/01/22)	3,100	3,286,496
Enterprise Products Operating LLC 2.80%, 02/15/21	1,170	1,164,864
2.85%, 04/15/21 (Call 03/15/21)	1,460	1,453,196
3.35%, 03/15/23 (Call 12/15/22)	4,770	4,780,780
3.50%, 02/01/22	2,250	2,275,672
3.70%, 02/15/26 (Call 11/15/25)	3,424	3,431,122
3.75%, 02/15/25 (Call 11/15/24)	4,535	4,595,542
3.90%, 02/15/24 (Call 11/15/23)	3,680	3,764,898
3.95%, 02/15/27 (Call 11/15/26)	965	979,224
4.05%, 02/15/22	182	186,694
4.15%, 10/16/28 (Call 07/16/28)	2,500	2,565,175
4.25%, 02/15/48 (Call 08/15/47)	3,950	3,690,090
4.45%, 02/15/43 (Call 08/15/42)	1,280	1,245,222
4.80%, 02/01/49 (Call 08/01/48)	1,735	1,769,145
4.85%, 08/15/42 (Call 02/15/42)	5,813	5,905,369
4.85%, 03/15/44 (Call 09/15/43)	6,416	6,556,254
4.90%, 05/15/46 (Call 11/15/45)	2,915	2,999,302
4.95%, 10/15/54 (Call 04/15/54)	215	216,447
5.10%, 02/15/45 (Call 08/15/44)	6,128	6,421,164

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 09/01/20	$662	$682,966
5.70%, 02/15/42	380	426,048
5.95%, 02/01/41	2,080	2,387,736
6.13%, 10/15/39	1,545	1,799,894
6.45%, 09/01/40	1,215	1,460,551
7.55%, 04/15/38	410	535,751
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(d)	70	64,215
Series D, 6.88%, 03/01/33	465	571,727
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)(d)	2,050	1,884,749
Series H, 6.65%, 10/15/34	2,225	2,674,672
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	50	50,423
5.50%, 07/15/28 (Call 04/15/28)	500	498,055
4.00%, 08/01/24 (Call 05/01/24)	1,840	1,777,219
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	100	100,248
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	200	199,446
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,199	2,197,021
3.50%, 03/01/21 (Call 01/01/21)	2,735	2,749,769
3.50%, 09/01/23 (Call 06/01/23)	3,350	3,344,807
3.95%, 09/01/22 (Call 06/01/22)	704	716,060
4.15%, 02/01/24 (Call 11/01/23)	1,683	1,719,504
4.25%, 09/01/24 (Call 06/01/24)	125	128,456
4.30%, 05/01/24 (Call 02/01/24)	1,890	1,940,463
4.70%, 11/01/42 (Call 05/01/42)	205	192,079
5.00%, 10/01/21 (Call 07/01/21)	1,989	2,065,915
5.00%, 08/15/42 (Call 02/15/42)	205	199,155
5.00%, 03/01/43 (Call 09/01/42)	680	658,138
5.30%, 09/15/20	2,885	2,973,108
5.40%, 09/01/44 (Call 03/01/44)	2,730	2,774,117
5.50%, 03/01/44 (Call 09/01/43)	2,270	2,344,184
5.63%, 09/01/41	2,400	2,509,032
5.80%, 03/15/35	435	460,926
6.38%, 03/01/41	375	420,968
6.50%, 04/01/20	1,967	2,035,570
6.50%, 02/01/37	200	224,684
6.50%, 09/01/39	930	1,052,825
6.55%, 09/15/40	915	1,040,593
6.95%, 01/15/38	4,272	5,110,209
7.30%, 08/15/33	570	692,117
7.40%, 03/15/31	325	390,137
7.50%, 11/15/40	1,417	1,749,981
7.75%, 03/15/32	82	101,113
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	2,308	2,283,951
4.30%, 06/01/25 (Call 03/01/25)	5,500	5,636,070
4.30%, 03/01/28 (Call 12/01/27)	1,910	1,932,080
5.05%, 02/15/46 (Call 08/15/45)	3,291	3,248,349
5.30%, 12/01/34 (Call 06/01/34)	8,242	8,546,459
5.55%, 06/01/45 (Call 12/01/44)	6,293	6,604,378
6.50%, 09/15/20	400	419,372
7.75%, 01/15/32	2,285	2,876,861
7.80%, 08/01/31	650	811,343
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	191,324
4.20%, 12/01/42 (Call 06/01/42)	400	360,476
4.20%, 03/15/45 (Call 09/15/44)	225	198,002
4.20%, 10/03/47 (Call 04/03/47)	1,975	1,818,126
4.25%, 02/01/21	2,000	2,039,140

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/15/46 (Call 03/15/46)	$635	$596,132
4.85%, 02/01/49 (Call 08/01/48)	935	951,540
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,662,150
5.15%, 10/15/43 (Call 04/15/43)	710	735,617
6.40%, 05/01/37	1,150	1,300,903
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,525	2,517,046
4.00%, 02/15/25 (Call 11/15/24)	700	696,976
4.00%, 03/15/28 (Call 12/15/27)	4,220	4,085,551
4.13%, 03/01/27 (Call 12/01/26)	1,545	1,514,563
4.50%, 07/15/23 (Call 04/15/23)	2,669	2,760,467
4.50%, 04/15/38 (Call 10/15/37)	1,205	1,111,384
4.70%, 04/15/48 (Call 10/15/47)	1,640	1,507,357
4.80%, 02/15/29 (Call 11/15/28)	2,795	2,865,434
4.88%, 12/01/24 (Call 09/01/24)	5,068	5,294,438
4.88%, 06/01/25 (Call 03/01/25)	1,937	2,016,688
4.90%, 04/15/58 (Call 10/15/57)	125	111,073
5.20%, 03/01/47 (Call 09/01/46)	3,236	3,164,937
5.50%, 02/15/49 (Call 08/15/48)	5,110	5,235,706
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,145	2,117,994
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	2,690	2,641,311
4.25%, 02/01/22 (Call 11/02/21)	50	51,088
4.55%, 07/15/28 (Call 04/15/28)	500	507,170
4.95%, 07/13/47 (Call 01/06/47)	1,525	1,474,614
5.20%, 07/15/48 (Call 01/15/48)	550	551,914
7.50%, 09/01/23 (Call 06/01/23)	150	170,957
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	6,150	6,154,735
4.90%, 03/15/25 (Call 12/15/24)	1,261	1,310,141
5.00%, 09/15/23 (Call 06/15/23)	150	156,521
6.13%, 02/01/41 (Call 08/01/40)	4,200	4,480,098
6.20%, 09/15/43 (Call 03/15/43)	125	136,339
6.65%, 10/01/36	1,150	1,308,619
6.85%, 10/15/37	1,550	1,798,217
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	10	9,953
3.55%, 10/01/26 (Call 07/01/26)	25	24,005
3.61%, 02/15/25 (Call 11/15/24)	350	343,280
3.75%, 03/01/28 (Call 01/01/27)	6,891	6,617,221
4.68%, 02/15/45 (Call 08/15/44)	885	844,193
4.90%, 10/01/46 (Call 04/01/46)	225	222,242
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,075	1,033,462
3.60%, 11/01/24 (Call 08/01/24)	4,268	4,162,026
3.65%, 06/01/22 (Call 03/01/22)	2,918	2,908,808
3.85%, 10/15/23 (Call 07/15/23)	1,870	1,861,323
4.30%, 01/31/43 (Call 07/31/42)	690	577,261
4.50%, 12/15/26 (Call 09/15/26)	2,000	2,000,420
4.65%, 10/15/25 (Call 07/15/25)	2,925	2,991,514
4.70%, 06/15/44 (Call 12/15/43)	1,471	1,309,058
4.90%, 02/15/45 (Call 08/15/44)	2,298	2,108,737
5.00%, 02/01/21 (Call 11/01/20)	3,760	3,843,810
5.15%, 06/01/42 (Call 12/01/41)	2,705	2,508,346
6.65%, 01/15/37	1,009	1,102,524
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,735	1,711,716
5.00%, 03/15/27 (Call 09/15/26)	6,851	7,114,832
5.63%, 02/01/21 (Call 11/01/20)	7,825	8,096,214

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.63%, 04/15/23 (Call 01/15/23)	$4,925	$5,261,230
5.63%, 03/01/25 (Call 12/01/24)	6,298	6,805,178
5.75%, 05/15/24 (Call 02/15/24)	5,955	6,449,622
5.88%, 06/30/26 (Call 12/31/25)	5,041	5,495,799
6.25%, 03/15/22 (Call 12/15/21)	3,475	3,716,860
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	930	1,197,477
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,865	2,927,543
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	2,882	2,764,991
3.50%, 03/15/25 (Call 12/15/24)	2,510	2,468,635
4.50%, 03/15/45 (Call 09/15/44)	3,713	3,624,111
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,057,036
4.75%, 03/15/24 (Call 12/15/23)	1,310	1,371,321
5.95%, 09/25/43 (Call 03/25/43)	1,110	1,240,469
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	2,145	2,115,142
3.90%, 07/15/26 (Call 04/15/26)	1,720	1,668,297
4.00%, 10/01/27 (Call 07/01/27)	1,793	1,719,577
4.25%, 04/01/24 (Call 01/01/24)	325	329,843
4.40%, 04/01/21 (Call 03/01/21)	10	10,188
4.65%, 02/15/22	2,486	2,559,884
4.95%, 01/15/43 (Call 07/15/42)	50	44,529
5.30%, 04/01/44 (Call 10/01/43)	2,913	2,729,598
5.35%, 05/15/45 (Call 11/15/44)	2,237	2,108,932
5.40%, 10/01/47 (Call 04/01/47)	1,235	1,180,919
5.95%, 12/01/25 (Call 08/01/25)	900	978,084
6.10%, 02/15/42	1,825	1,858,525
6.85%, 02/15/40	290	319,226
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	1,585	1,528,923
4.38%, 03/13/25 (Call 12/13/24)	1,250	1,256,012
4.65%, 06/15/21 (Call 03/15/21)	1,130	1,151,131
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	3,185	3,779,512
Texas Eastern Transmission LP, 7.00%, 07/15/32	190	227,614
TransCanada PipeLines Ltd. 2.50%, 08/01/22	2,917	2,859,448
3.75%, 10/16/23 (Call 07/16/23)	2,425	2,467,219
3.80%, 10/01/20	1,636	1,655,910
4.25%, 05/15/28 (Call 02/15/28)	4,500	4,596,075
4.63%, 03/01/34 (Call 12/01/33)	5,014	5,099,589
4.75%, 05/15/38 (Call 11/15/37)	1,000	1,009,420
4.88%, 01/15/26 (Call 10/15/25)	3,420	3,613,606
5.00%, 10/16/43 (Call 04/16/43)	441	450,279
5.10%, 03/15/49 (Call 09/15/48)	200	207,074
5.60%, 03/31/34	715	763,463
5.85%, 03/15/36	3,225	3,559,916
6.10%, 06/01/40	2,530	2,905,503
6.20%, 10/15/37	3,768	4,325,099
7.25%, 08/15/38	2,546	3,225,833
7.63%, 01/15/39	5,067	6,678,205
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	239	236,887
4.45%, 08/01/42 (Call 02/01/42)	30	28,165
4.60%, 03/15/48 (Call 09/15/47)	865	835,149
5.40%, 08/15/41 (Call 02/15/41)	1,365	1,418,139
7.85%, 02/01/26 (Call 11/01/25)	4,065	4,982,592
Valero Energy Partners LP 4.38%, 12/15/26 (Call 09/15/26)	591	599,711
4.50%, 03/15/28 (Call 12/15/27)	600	607,446

Security	Par (000)	Value

Pipelines (continued)
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	$860	$835,060
4.00%, 07/01/22 (Call 04/01/22)	4,375	4,397,181
4.50%, 03/01/28 (Call 12/01/27)	1,550	1,509,266
4.65%, 07/01/26 (Call 04/01/26)	3,100	3,081,555
4.75%, 08/15/28 (Call 05/15/28)	1,050	1,040,634
5.30%, 03/01/48 (Call 09/01/47)	1,225	1,112,055
5.38%, 06/01/21 (Call 03/01/21)	2,825	2,918,507
5.45%, 04/01/44 (Call 10/01/43)	890	823,900
5.50%, 08/15/48 (Call 02/15/48)	700	656,719
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,165	2,153,222
3.60%, 03/15/22 (Call 01/15/22)	5,637	5,664,396
3.75%, 06/15/27 (Call 03/15/27)	3,564	3,455,940
3.90%, 01/15/25 (Call 10/15/24)	2,800	2,814,532
4.00%, 11/15/21 (Call 08/15/21)	3,147	3,205,408
4.00%, 09/15/25 (Call 06/15/25)	4,810	4,843,718
4.13%, 11/15/20 (Call 08/15/20)	3,855	3,902,070
4.30%, 03/04/24 (Call 12/04/23)	3,823	3,914,867
4.85%, 03/01/48 (Call 09/01/47)	3,775	3,612,184
4.90%, 01/15/45 (Call 07/15/44)	1,700	1,641,486
5.10%, 09/15/45 (Call 03/15/45)	3,010	2,983,091
5.25%, 03/15/20	2,095	2,138,702
5.40%, 03/04/44 (Call 09/04/43)	2,245	2,284,894
5.80%, 11/15/43 (Call 05/15/43)	1,378	1,468,934
6.30%, 04/15/40	5,263	5,934,190
7.88%, 09/01/21	1,150	1,266,380

		584,385,720

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,340	1,324,188
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	4,214	4,347,879
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,227,668

		8,899,735

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	1,810	1,764,678
3.90%, 06/15/23 (Call 03/15/23)	3,500	3,557,085
3.95%, 01/15/27 (Call 10/15/26)	46	45,128
3.95%, 01/15/28 (Call 10/15/27)	398	389,507
4.00%, 01/15/24 (Call 12/15/23)	100	101,487
4.30%, 01/15/26 (Call 10/15/25)	90	90,786
4.50%, 07/30/29 (Call 04/30/29)	320	325,696
4.60%, 04/01/22 (Call 01/01/22)	2,195	2,266,864
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	197	196,919
3.63%, 11/15/27 (Call 08/15/27)	1,025	972,961
3.75%, 04/15/23 (Call 01/15/23)	3,100	3,099,845
4.13%, 07/01/24 (Call 04/01/24)	100	100,745
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	2,000	1,935,280
American Tower Corp.
2.25%, 01/15/22	2,515	2,449,585
2.80%, 06/01/20 (Call 05/01/20)	1,215	1,210,334
3.00%, 06/15/23	1,295	1,266,225
3.13%, 01/15/27 (Call 10/15/26)	2,775	2,595,263
3.30%, 02/15/21 (Call 01/15/21)	1,949	1,952,313

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 10/15/26 (Call 07/15/26)	$1,930	$1,846,373
3.45%, 09/15/21	1,106	1,109,683
3.50%, 01/31/23	6,933	6,926,899
3.55%, 07/15/27 (Call 04/15/27)	765	733,972
3.60%, 01/15/28 (Call 10/15/27)	3,175	3,053,112
4.00%, 06/01/25 (Call 03/01/25)	4,343	4,382,174
4.40%, 02/15/26 (Call 11/15/25)	250	255,715
4.70%, 03/15/22	3,673	3,805,081
5.00%, 02/15/24	4,076	4,324,962
5.90%, 11/01/21	35	37,314
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	375	368,633
2.90%, 10/15/26 (Call 07/15/26)	1,900	1,809,446
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,082,675
2.95%, 05/11/26 (Call 02/11/26)	1,375	1,320,742
3.20%, 01/15/28 (Call 10/15/27)	2,400	2,315,760
3.35%, 05/15/27 (Call 02/15/27)	835	818,400
3.45%, 06/01/25 (Call 03/03/25)	2,738	2,738,000
3.50%, 11/15/25 (Call 08/15/25)	370	368,964
3.63%, 10/01/20 (Call 07/01/20)	378	381,262
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,468,212
4.15%, 07/01/47 (Call 01/01/47)	500	489,680
4.20%, 12/15/23 (Call 09/16/23)	250	259,660
4.35%, 04/15/48 (Call 10/15/47)	1,950	1,967,413
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	4,313	3,993,407
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,318,256
3.20%, 01/15/25 (Call 10/15/24)	1,440	1,399,248
3.65%, 02/01/26 (Call 11/03/25)	4,232	4,173,895
3.80%, 02/01/24 (Call 11/01/23)	3,438	3,470,386
3.85%, 02/01/23 (Call 11/01/22)	1,766	1,796,358
4.13%, 05/15/21 (Call 02/15/21)	2,095	2,134,218
5.63%, 11/15/20 (Call 08/15/20)	2,105	2,181,517
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	2,205	2,121,783
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	402	392,690
3.85%, 02/01/25 (Call 11/01/24)	250	244,213
3.88%, 08/15/22 (Call 06/15/22)	390	391,131
3.90%, 03/15/27 (Call 12/15/26)	3,500	3,364,410
4.13%, 06/15/26 (Call 03/15/26)	800	782,448
Camden Property Trust
2.95%, 12/15/22 (Call 02/02/22)	875	863,704
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,187,789
4.63%, 06/15/21 (Call 03/15/21)	122	125,043
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	8,200	8,258,138
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	250	234,085
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,341	1,312,343
3.70%, 06/15/21 (Call 04/15/21)	2,223	2,207,684
5.00%, 07/01/25 (Call 04/01/25)	625	640,556
5.25%, 02/15/24 (Call 11/15/23)	675	702,871
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,726	1,681,176
3.15%, 07/15/23 (Call 06/15/23)	810	793,614
3.20%, 09/01/24 (Call 07/01/24)	1,520	1,474,081
3.40%, 02/15/21 (Call 01/15/21)	2,855	2,862,223
3.65%, 09/01/27 (Call 06/01/27)	4,495	4,316,324

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 06/15/26 (Call 03/15/26)	$2,250	$2,196,090
3.80%, 02/15/28 (Call 11/15/27)	1,462	1,413,973
4.00%, 03/01/27 (Call 12/01/26)	350	346,920
4.45%, 02/15/26 (Call 11/15/25)	2,770	2,828,641
4.75%, 05/15/47 (Call 11/15/46)	1,570	1,478,909
4.88%, 04/15/22	1,970	2,048,071
5.25%, 01/15/23	9,734	10,296,528
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)	2,120	1,965,092
4.00%, 11/15/25 (Call 08/15/25)	1,175	1,164,119
4.38%, 12/15/23 (Call 09/15/23)	570	583,230
4.38%, 02/15/29 (Call 11/15/28)	1,478	1,484,148
Digital Realty Trust LP 2.75%, 02/01/23 (Call 01/01/23)	1,000	964,850
3.40%, 10/01/20 (Call 09/01/20)	1,050	1,050,966
3.63%, 10/01/22 (Call 07/01/22)	4,285	4,295,113
3.70%, 08/15/27 (Call 06/15/27)	2,560	2,468,454
3.95%, 07/01/22 (Call 05/01/22)	1,375	1,392,806
4.45%, 07/15/28 (Call 04/15/28)	325	329,719
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,348,360
5.25%, 03/15/21 (Call 12/15/20)	2,858	2,946,741
Duke Realty LP 3.38%, 12/15/27 (Call 09/15/27)	2,920	2,807,171
3.88%, 02/15/21 (Call 12/15/20)	850	858,704
3.88%, 10/15/22 (Call 07/15/22)	1,910	1,937,408
4.00%, 09/15/28 (Call 06/15/28)	200	201,132
4.38%, 06/15/22 (Call 03/15/22)	3,075	3,160,731
EPR Properties 4.50%, 04/01/25 (Call 01/01/25)	1,090	1,092,529
4.50%, 06/01/27 (Call 03/01/27)	1,750	1,729,822
4.75%, 12/15/26 (Call 09/15/26)	2,070	2,084,221
4.95%, 04/15/28 (Call 01/15/28)	1,160	1,183,815
5.75%, 08/15/22 (Call 05/15/22)	915	962,287
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	1,775	1,694,007
3.00%, 04/15/23 (Call 01/15/23)	1,311	1,300,892
3.25%, 08/01/27 (Call 05/01/27)	500	487,555
3.38%, 06/01/25 (Call 03/01/25)	58	57,908
3.50%, 03/01/28 (Call 12/01/27)	1,425	1,410,280
4.00%, 08/01/47 (Call 02/01/47)	250	238,310
4.15%, 12/01/28 (Call 09/01/28)	1,500	1,558,170
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,735,089
4.50%, 06/01/45 (Call 12/01/44)	730	750,579
4.63%, 12/15/21 (Call 09/15/21)	1,820	1,891,562
4.75%, 07/15/20 (Call 04/15/20)	6,070	6,186,301
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	350	345,293
3.38%, 01/15/23 (Call 10/15/22)(b)	220	217,925
3.38%, 04/15/26 (Call 01/15/26)	500	484,670
3.50%, 04/01/25 (Call 01/01/25)	408	402,924
3.63%, 08/15/22 (Call 05/15/22)	1,038	1,044,425
3.63%, 05/01/27 (Call 02/01/27)	1,425	1,389,232
3.88%, 05/01/24 (Call 02/01/24)	1,245	1,255,495
4.50%, 03/15/48 (Call 09/15/47)	1,100	1,069,464
5.20%, 03/15/21 (Call 12/15/20)	265	272,661
Federal Realty Investment Trust 3.25%, 07/15/27 (Call 04/15/27)	1,150	1,108,232
4.50%, 12/01/44 (Call 06/01/44)	205	208,434

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc. 4.38%, 04/15/21	$464	$471,373
5.25%, 06/01/25 (Call 03/01/25)	380	393,258
5.30%, 01/15/29 (Call 10/15/28)	795	806,416
5.38%, 11/01/23 (Call 08/01/23)	3,315	3,428,903
5.38%, 04/15/26	3,000	3,102,420
5.75%, 06/01/28 (Call 03/03/28)	3,275	3,404,559
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	215	212,289
3.40%, 02/01/25 (Call 11/01/24)	2,025	1,970,446
3.88%, 08/15/24 (Call 05/15/24)	2,614	2,620,718
4.00%, 12/01/22 (Call 10/01/22)	3,034	3,075,141
4.00%, 06/01/25 (Call 03/01/25)	3,685	3,702,172
4.20%, 03/01/24 (Call 12/01/23)	300	304,752
4.25%, 11/15/23 (Call 08/15/23)	1,892	1,938,222
6.75%, 02/01/41 (Call 08/01/40)	340	419,370
Healthcare Realty Trust Inc. 3.63%, 01/15/28 (Call 10/15/27)	790	746,297
3.75%, 04/15/23 (Call 01/15/23)	800	793,752
Healthcare Trust of America Holdings LP 2.95%, 07/01/22 (Call 06/01/22)	390	380,870
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,560,992
3.75%, 07/01/27 (Call 04/01/27)	1,275	1,228,666
Highwoods Realty LP 3.20%, 06/15/21 (Call 04/15/21)	30	29,757
3.63%, 01/15/23 (Call 10/15/22)	890	882,008
3.88%, 03/01/27 (Call 12/01/26)	2,000	1,962,120
4.20%, 04/15/29 (Call 01/15/29)	1,000	992,500
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	1,550	1,385,824
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,181,763
4.38%, 02/15/30 (Call 08/15/29)	500	449,580
4.50%, 06/15/23 (Call 12/15/22)	893	892,428
4.50%, 03/15/25 (Call 09/15/24)	1,450	1,398,902
4.65%, 03/15/24 (Call 09/15/23)	1,682	1,680,234
4.95%, 02/15/27 (Call 08/15/26)	190	184,456
5.00%, 08/15/22 (Call 02/15/22)	4,020	4,096,782
5.25%, 02/15/26 (Call 08/15/25)	1,250	1,241,337
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	1,527	1,504,064
5.25%, 03/15/22 (Call 12/15/21)	540	559,548
Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	102,493
Series D, 3.75%, 10/15/23 (Call 07/15/22)	4,279	4,222,432
Series E, 4.00%, 06/15/25 (Call 03/15/25)	850	834,369
Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,270	2,271,657
Hudson Pacific Properties LP 3.95%, 11/01/27	475	448,908
4.65%, 04/01/29 (Call 01/01/29)	1,000	986,360
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	3,310	3,227,283
4.25%, 08/15/29 (Call 05/15/29)	1,225	1,213,877
4.75%, 12/15/28 (Call 09/15/28)	300	310,251
Kimco Realty Corp. 2.70%, 03/01/24 (Call 01/01/24)	1,550	1,479,754
2.80%, 10/01/26 (Call 07/01/26)	3,425	3,158,158
3.13%, 06/01/23 (Call 03/01/23)	1,700	1,659,897
3.20%, 05/01/21 (Call 03/01/21)	1,494	1,488,188
3.30%, 02/01/25 (Call 12/01/24)	1,505	1,464,230
3.40%, 11/01/22 (Call 09/01/22)	500	498,380
3.80%, 04/01/27 (Call 01/01/27)	1,200	1,178,832

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/01/45 (Call 10/01/44)	$3,315	$3,028,816
4.45%, 09/01/47 (Call 03/01/47)	1,675	1,575,304
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	250	227,238
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	375	355,635
3.75%, 04/01/25 (Call 01/01/25)	750	745,710
4.38%, 02/01/29 (Call 11/01/28)	1,500	1,525,350
4.40%, 02/15/24 (Call 11/15/23)	1,529	1,580,283
4.75%, 10/01/20 (Call 07/01/20)	2,600	2,648,750
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	479	459,371
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	250	236,145
Mid-America Apartments LP 3.60%, 06/01/27 (Call 03/01/27)	1,500	1,454,850
3.75%, 06/15/24 (Call 03/13/24)	775	774,806
3.95%, 03/15/29 (Call 12/15/28)	660	654,984
4.00%, 11/15/25 (Call 08/15/25)	65	65,554
4.20%, 06/15/28 (Call 03/15/28)	100	101,231
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,610,129
National Retail Properties Inc. 3.30%, 04/15/23 (Call 01/15/23)	920	906,117
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,873,400
3.60%, 12/15/26 (Call 09/15/26)	775	751,122
3.80%, 10/15/22 (Call 07/15/22)	100	100,717
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,157,003
4.00%, 11/15/25 (Call 08/15/25)	300	300,834
4.30%, 10/15/28 (Call 07/15/28)	300	304,260
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)	102	100,366
4.15%, 02/01/22 (Call 12/01/21)	575	567,778
4.25%, 05/15/24 (Call 02/15/24)	2,390	2,245,405
4.50%, 02/01/25 (Call 11/01/24)	2,155	2,047,896
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)	1,645	1,655,133
4.50%, 01/15/25 (Call 10/15/24)	1,480	1,477,114
4.50%, 04/01/27 (Call 01/01/27)(b)	2,925	2,869,191
4.75%, 01/15/28 (Call 10/15/27)(b)	2,827	2,836,584
4.95%, 04/01/24 (Call 01/01/24)	1,925	1,968,158
5.25%, 01/15/26 (Call 10/15/25)	1,245	1,281,429
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,870	2,700,326
Piedmont Operating Partnership LP 3.40%, 06/01/23 (Call 03/01/23)	1,470	1,429,369
4.45%, 03/15/24 (Call 12/15/23)	850	859,214
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	1,477	1,514,959
4.25%, 08/15/23 (Call 05/15/23)	2,407	2,510,597
Public Storage 2.37%, 09/15/22 (Call 08/15/22)	80	78,060
3.09%, 09/15/27 (Call 06/15/27)	2,060	1,959,493
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	759,362
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	700	662,431
3.25%, 10/15/22 (Call 07/15/22)	3,175	3,186,430
3.65%, 01/15/28 (Call 10/15/27)	1,845	1,812,786
3.88%, 07/15/24 (Call 04/15/24)	2,625	2,658,469
3.88%, 04/15/25 (Call 02/15/25)	650	658,717
4.13%, 10/15/26 (Call 07/15/26)	1,881	1,916,363
4.65%, 08/01/23 (Call 05/01/23)	3,100	3,259,991
4.65%, 03/15/47 (Call 09/15/46)	565	589,380
5.75%, 01/15/21 (Call 10/15/20)	75	77,890

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	$450	$452,264
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	389	377,314
3.75%, 06/15/24 (Call 03/15/24)	700	700,182
3.90%, 11/01/25 (Call 08/01/25)	105	104,805
4.13%, 03/15/28 (Call 12/15/27)	200	200,306
4.40%, 02/01/47 (Call 08/01/46)	1,350	1,297,039
4.65%, 03/15/49 (Call 09/15/48)	1,250	1,240,262
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,526	1,451,272
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/20)	200	202,228
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	990	969,448
4.75%, 02/15/28 (Call 08/15/27)	2,596	2,346,083
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,225	1,203,317
2.50%, 09/01/20 (Call 06/01/20)	780	775,624
2.50%, 07/15/21 (Call 04/15/21)	1,230	1,216,814
2.63%, 06/15/22 (Call 03/15/22)	1,819	1,793,570
2.75%, 02/01/23 (Call 12/01/22)	2,409	2,378,189
3.30%, 01/15/26 (Call 10/15/25)	3,845	3,778,520
3.38%, 10/01/24 (Call 07/01/24)	2,913	2,923,545
3.38%, 06/15/27 (Call 03/15/27)	4,000	3,924,000
3.38%, 12/01/27 (Call 09/01/27)	355	347,776
3.50%, 09/01/25 (Call 06/01/25)	350	351,001
3.75%, 02/01/24 (Call 11/01/23)	2,527	2,583,251
4.13%, 12/01/21 (Call 09/01/21)	4,120	4,236,060
4.25%, 10/01/44 (Call 04/01/44)	750	746,460
4.25%, 11/30/46 (Call 05/30/46)	1,700	1,692,112
4.38%, 03/01/21 (Call 12/01/20)	5,884	6,026,569
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,539,795
6.75%, 02/01/40 (Call 11/01/39)	1,700	2,228,496
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	1,665	1,607,041
4.25%, 02/01/26 (Call 11/01/25)	1,617	1,599,472
4.63%, 07/15/22 (Call 04/15/22)	79	80,560
4.70%, 06/01/27 (Call 03/01/27)	650	657,807
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,600	1,575,120
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	525	531,694
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	1,695	1,638,709
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,239	1,219,015
4.63%, 03/15/29 (Call 12/15/28)	1,000	989,990
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	2,140	1,938,005
3.88%, 12/01/23 (Call 09/01/23)	640	634,963
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	150	140,768
3.50%, 07/01/27 (Call 04/01/27)	2,050	1,977,901
3.50%, 01/15/28 (Call 10/15/27)	610	585,679
3.70%, 10/01/20 (Call 07/01/20)	795	798,975
3.75%, 07/01/24 (Call 04/01/24)	100	100,182
4.00%, 10/01/25 (Call 07/01/25)	400	403,288
4.40%, 01/26/29 (Call 10/26/28)	560	574,722
4.63%, 01/10/22 (Call 10/10/21)	1,800	1,851,930

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)	$750	$741,060
3.25%, 10/15/26 (Call 07/15/26)	3,195	3,034,835
3.50%, 04/15/24 (Call 03/15/24)	535	534,107
3.50%, 02/01/25 (Call 11/01/24)	1,275	1,257,430
3.75%, 05/01/24 (Call 02/01/24)	815	819,230
3.85%, 04/01/27 (Call 01/01/27)	975	955,051
4.13%, 01/15/26 (Call 10/15/25)	2,905	2,920,048
4.38%, 02/01/45 (Call 08/01/44)	30	27,667
4.40%, 01/15/29 (Call 10/15/28)	3,050	3,109,688
4.88%, 04/15/49 (Call 10/15/48)	475	474,340
5.70%, 09/30/43 (Call 03/30/43)	725	801,734
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)	623	621,143
3.25%, 08/15/22 (Call 05/15/22)	225	224,505
4.25%, 03/01/22 (Call 12/01/21)	6,838	7,010,728
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)	2,429	2,326,278
4.13%, 06/01/21 (Call 05/01/21)	1,575	1,586,545
4.60%, 02/06/24 (Call 11/06/23)	1,327	1,349,227
4.63%, 11/01/25 (Call 09/01/25)	325	331,419
4.88%, 06/01/26 (Call 03/01/26)	3,252	3,315,804
Vornado Realty LP 3.50%, 01/15/25 (Call 11/15/24)	750	724,733
5.00%, 01/15/22 (Call 10/15/21)	2,075	2,146,504
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	1,262	1,150,389
Washington REIT 3.95%, 10/15/22 (Call 07/15/22)	95	96,359
4.95%, 10/01/20 (Call 04/01/20)	450	456,413
Weingarten Realty Investors 3.25%, 08/15/26 (Call 05/15/26)	325	302,110
4.45%, 01/15/24 (Call 10/15/23)	650	662,253
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	585	586,012
3.75%, 03/15/23 (Call 12/15/22)	1,115	1,127,967
3.95%, 09/01/23 (Call 08/01/23)	295	300,458
4.00%, 06/01/25 (Call 03/01/25)	5,016	5,060,693
4.13%, 03/15/29 (Call 09/15/28)	950	945,012
4.25%, 04/01/26 (Call 01/01/26)	1,225	1,240,753
4.25%, 04/15/28 (Call 01/15/28)	1,275	1,287,546
4.50%, 01/15/24 (Call 10/15/23)	805	835,316
4.95%, 01/15/21 (Call 10/15/20)	2,507	2,571,831
5.25%, 01/15/22 (Call 10/15/21)	3,698	3,871,399
6.13%, 04/15/20	650	672,282
6.50%, 03/15/41 (Call 09/15/40)	2,780	3,305,865
Weyerhaeuser Co. 3.25%, 03/15/23 (Call 12/15/22)	2,290	2,266,688
4.00%, 11/15/29 (Call 08/15/29)	1,145	1,144,714
4.63%, 09/15/23	44	45,893
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,789,497
6.88%, 12/15/33	2,841	3,402,240
6.95%, 10/01/27	460	540,431
7.38%, 03/15/32	2,861	3,640,651
WP Carey Inc. 4.00%, 02/01/25 (Call 12/01/24)	1,450	1,431,512
4.25%, 10/01/26 (Call 07/01/26)	27	26,654
4.60%, 04/01/24 (Call 01/01/24)	1,659	1,707,609

		494,778,616

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.7%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)	$1,250	$1,275,900
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,030,580
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	810	805,100
3.50%, 11/15/24 (Call 09/15/24)	700	654,983
4.50%, 10/01/25 (Call 07/01/25)	655	638,075
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)	750	734,498
3.13%, 07/15/23 (Call 04/15/23)	1,250	1,231,175
3.13%, 04/21/26 (Call 01/21/26)	845	803,815
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,221,193
3.70%, 04/15/22 (Call 01/15/22)	960	971,453
3.75%, 06/01/27 (Call 03/01/27)	1,152	1,137,911
Best Buy Co. Inc. 4.45%, 10/01/28 (Call 07/01/28)	1,225	1,183,215
5.50%, 03/15/21 (Call 12/15/20)	2,605	2,710,945
Costco Wholesale Corp. 2.15%, 05/18/21 (Call 04/18/21)	2,307	2,280,377
2.25%, 02/15/22	1,830	1,805,533
2.30%, 05/18/22 (Call 04/18/22)	1,757	1,731,734
2.75%, 05/18/24 (Call 03/18/24)	435	431,194
3.00%, 05/18/27 (Call 02/18/27)	2,960	2,891,802
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	2,492	2,408,867
4.55%, 02/15/48 (Call 08/15/47)	1,010	919,989
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	1,654	1,632,564
3.88%, 04/15/27 (Call 01/15/27)	3,050	3,000,163
4.13%, 05/01/28 (Call 02/01/28)	4,050	4,032,868
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,116,940
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	1,799	1,766,330
4.20%, 05/15/28 (Call 02/15/28)	3,200	3,047,264
Home Depot Inc. (The) 1.80%, 06/05/20	1,875	1,854,713
2.00%, 04/01/21 (Call 03/01/21)	2,564	2,529,489
2.13%, 09/15/26 (Call 06/15/26)	2,244	2,075,476
2.63%, 06/01/22 (Call 05/01/22)	4,831	4,809,405
2.70%, 04/01/23 (Call 01/01/23)	2,602	2,589,068
2.80%, 09/14/27 (Call 06/14/27)	2,177	2,096,473
3.00%, 04/01/26 (Call 01/01/26)	3,489	3,433,525
3.25%, 03/01/22	630	638,631
3.35%, 09/15/25 (Call 06/15/25)	3,640	3,692,816
3.50%, 09/15/56 (Call 03/15/56)	1,839	1,622,918
3.75%, 02/15/24 (Call 11/15/23)	4,375	4,538,581
3.90%, 12/06/28 (Call 09/06/28)	910	944,653
3.90%, 06/15/47 (Call 12/15/46)	3,520	3,396,835
4.20%, 04/01/43 (Call 10/01/42)	2,920	2,940,615
4.25%, 04/01/46 (Call 10/01/45)	4,240	4,313,734
4.40%, 04/01/21 (Call 01/01/21)	4,581	4,715,727
4.40%, 03/15/45 (Call 09/15/44)	3,940	4,097,442
4.50%, 12/06/48 (Call 06/06/48)	1,950	2,061,755
4.88%, 02/15/44 (Call 08/15/43)	2,976	3,279,225
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,308,639
5.88%, 12/16/36	6,130	7,443,659
5.95%, 04/01/41 (Call 10/01/40)	3,774	4,689,648

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp. 3.25%, 02/01/23 (Call 11/01/22)	$925	$901,366
4.25%, 07/17/25 (Call 04/17/25)	1,552	1,530,769
5.55%, 07/17/45 (Call 01/17/45)	1,832	1,662,467
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	5,115	4,680,736
3.10%, 05/03/27 (Call 02/03/27)	3,225	3,042,046
3.12%, 04/15/22 (Call 01/15/22)	2,793	2,787,693
3.13%, 09/15/24 (Call 06/15/24)	3,450	3,370,271
3.38%, 09/15/25 (Call 06/15/25)	3,328	3,254,751
3.70%, 04/15/46 (Call 10/15/45)	4,040	3,427,334
3.75%, 04/15/21 (Call 01/15/21)	3,050	3,092,121
3.80%, 11/15/21 (Call 08/15/21)	4,490	4,551,288
4.05%, 05/03/47 (Call 11/03/46)	4,340	3,875,360
4.25%, 09/15/44 (Call 03/15/44)	1,560	1,430,582
4.38%, 09/15/45 (Call 03/15/45)	2,912	2,710,140
4.63%, 04/15/20 (Call 10/15/19)	3,400	3,434,000
4.65%, 04/15/42 (Call 10/15/41)	2,285	2,222,482
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(b)	2,680	2,519,656
3.45%, 01/15/21 (Call 12/15/20)	36	35,812
3.63%, 06/01/24 (Call 03/01/24)	1,011	950,006
3.88%, 01/15/22 (Call 10/15/21)	3,170	3,178,210
4.38%, 09/01/23 (Call 06/01/23)	1,150	1,132,290
4.50%, 12/15/34 (Call 06/15/34)	620	501,251
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	3,390	3,367,728
2.63%, 01/15/22	2,961	2,939,770
2.75%, 12/09/20 (Call 11/09/20)	2,775	2,771,032
3.25%, 06/10/24	565	567,497
3.35%, 04/01/23 (Call 03/01/23)	2,449	2,471,849
3.38%, 05/26/25 (Call 02/26/25)	2,183	2,172,172
3.50%, 03/01/27 (Call 12/01/26)	3,200	3,155,104
3.63%, 05/20/21	1,008	1,023,735
3.63%, 05/01/43	835	724,772
3.70%, 01/30/26 (Call 10/30/25)	6,905	6,967,007
3.70%, 02/15/42	2,676	2,359,215
3.80%, 04/01/28 (Call 01/01/28)	3,785	3,779,512
4.45%, 03/01/47 (Call 09/01/46)	2,500	2,436,400
4.45%, 09/01/48 (Call 03/01/48)	550	535,513
4.60%, 05/26/45 (Call 11/26/44)	2,945	2,909,336
4.70%, 12/09/35 (Call 06/09/35)	1,040	1,071,543
4.88%, 07/15/40	407	419,120
4.88%, 12/09/45 (Call 06/09/45)	3,893	4,005,118
5.70%, 02/01/39	100	112,185
6.30%, 10/15/37	2,080	2,489,677
6.30%, 03/01/38	3,778	4,521,699
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	2,120	2,152,924
4.00%, 03/15/27 (Call 12/15/26)	1,490	1,423,576
4.75%, 05/01/20	4,755	4,845,250
5.00%, 01/15/44 (Call 07/15/43)	2,333	1,995,532
6.95%, 03/15/28	2,650	3,018,059
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)	1,275	1,243,801
3.60%, 09/01/27 (Call 06/01/27)	150	145,467
3.80%, 09/01/22 (Call 06/01/22)	200	202,718
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,775,970
4.35%, 06/01/28 (Call 03/01/28)	250	255,373

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.63%, 09/15/21 (Call 06/15/21)	$1,285	$1,324,951
4.88%, 01/14/21 (Call 10/14/20)	10	10,294
QVC Inc.
4.38%, 03/15/23	1,598	1,614,443
4.45%, 02/15/25 (Call 11/15/24)	1,488	1,455,100
4.85%, 04/01/24	2,535	2,557,283
5.13%, 07/02/22	4,865	5,067,627
5.45%, 08/15/34 (Call 02/15/34)	2,390	2,232,356
5.95%, 03/15/43	415	378,048
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	1,515	1,493,426
2.20%, 11/22/20	955	943,769
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,621,947
2.70%, 06/15/22 (Call 04/15/22)	93	92,158
3.10%, 03/01/23 (Call 02/01/23)	2,688	2,682,382
3.50%, 03/01/28 (Call 12/01/27)	1,200	1,174,764
3.75%, 12/01/47 (Call 06/01/47)	3,280	2,814,010
3.80%, 08/15/25 (Call 06/15/25)	3,030	3,070,935
3.85%, 10/01/23 (Call 07/01/23)	2,178	2,233,909
4.00%, 11/15/28 (Call 08/15/28)	2,000	2,030,660
4.30%, 06/15/45 (Call 12/10/44)	1,285	1,205,073
4.50%, 11/15/48 (Call 05/15/48)	1,100	1,061,808
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	3,645	3,536,561
4.13%, 07/15/27 (Call 04/15/27)	2,655	2,480,301
4.25%, 04/01/25 (Call 01/01/25)	2,015	1,957,935
Target Corp.
2.50%, 04/15/26	2,875	2,740,968
2.90%, 01/15/22	3,485	3,506,537
3.50%, 07/01/24	4,557	4,675,528
3.63%, 04/15/46	8,715	7,849,252
3.88%, 07/15/20	910	923,705
3.90%, 11/15/47 (Call 05/15/47)	3,000	2,822,460
4.00%, 07/01/42	2,708	2,627,599
6.50%, 10/15/37	100	127,969
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,005	5,545,617
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,202,044
Walgreen Co.
3.10%, 09/15/22	3,115	3,104,409
4.40%, 09/15/42	555	494,755
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	4,100	4,126,568
3.45%, 06/01/26 (Call 03/01/26)	2,481	2,373,945
3.80%, 11/18/24 (Call 08/18/24)	3,665	3,678,817
4.50%, 11/18/34 (Call 05/18/34)	3,373	3,268,268
4.65%, 06/01/46 (Call 12/01/45)	370	341,821
4.80%, 11/18/44 (Call 05/18/44)	6,382	5,973,361
Walmart Inc.
1.90%, 12/15/20	6,505	6,418,353
2.35%, 12/15/22 (Call 11/15/22)	6,400	6,303,616
2.55%, 04/11/23 (Call 01/11/23)	3,985	3,944,313
2.65%, 12/15/24 (Call 10/15/24)	4,000	3,936,920
2.85%, 06/23/20	5,000	5,012,800
3.13%, 06/23/21	4,750	4,796,597
3.30%, 04/22/24 (Call 01/22/24)	5,901	6,004,090
3.40%, 06/26/23 (Call 05/26/23)	2,065	2,105,474
3.55%, 06/26/25 (Call 04/26/25)	960	985,574
3.63%, 07/08/20	3,319	3,361,981
3.63%, 12/15/47 (Call 06/15/47)	4,530	4,254,349

Security	Par (000)	Value

Retail (continued)
3.70%, 06/26/28 (Call 03/26/28)	$6,310	$6,477,530
3.95%, 06/28/38 (Call 12/28/37)	7,210	7,240,210
4.00%, 04/11/43 (Call 10/11/42)	7,937	7,908,427
4.05%, 06/29/48 (Call 12/29/47)	6,545	6,600,043
4.30%, 04/22/44 (Call 10/22/43)	4,812	5,022,429
5.00%, 10/25/40	2,650	2,995,295
5.25%, 09/01/35	1,385	1,617,542
5.63%, 04/15/41	440	536,294
5.88%, 04/05/27	80	93,960

		417,725,940

Savings & Loans — 0.0%
First Niagara Financial Group Inc.
6.75%, 03/19/20	4,565	4,732,444
7.25%, 12/15/21	2,210	2,421,674
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(d)	1,000	1,002,680
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,550	4,539,126

		12,695,924

Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	1,275	1,336,187
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,803	1,766,724
2.88%, 06/01/23 (Call 03/01/23)	245	237,942
2.95%, 01/12/21	4,619	4,598,030
3.13%, 12/05/23 (Call 10/05/23)	225	220,405
3.50%, 12/05/26 (Call 09/05/26)	2,886	2,779,218
3.90%, 12/15/25 (Call 09/15/25)	3,056	3,056,856
4.50%, 12/05/36 (Call 06/05/36)	400	382,104
5.30%, 12/15/45 (Call 06/15/45)	740	786,953
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,535	1,528,553
3.30%, 04/01/27 (Call 01/01/27)	4,566	4,513,354
3.90%, 10/01/25 (Call 07/01/25)	2,575	2,660,207
4.30%, 06/15/21	1,250	1,287,225
4.35%, 04/01/47 (Call 10/01/46)	2,735	2,744,025
5.10%, 10/01/35 (Call 04/01/35)	1,900	2,086,637
5.85%, 06/15/41	2,032	2,423,831
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,835	4,720,024
2.65%, 01/15/23 (Call 12/15/22)	4,410	4,198,673
3.00%, 01/15/22 (Call 12/15/21)	8,917	8,749,806
3.13%, 01/15/25 (Call 11/15/24)	3,465	3,210,357
3.50%, 01/15/28 (Call 10/15/27)	3,615	3,217,386
3.63%, 01/15/24 (Call 11/15/23)	6,498	6,311,442
3.88%, 01/15/27 (Call 10/15/26)	13,760	12,747,539
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	3,173	3,104,495
1.85%, 05/11/20	1,895	1,876,789
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,482,645
2.45%, 07/29/20	2,850	2,840,908
2.60%, 05/19/26 (Call 02/19/26)	2,650	2,539,018
2.70%, 12/15/22	4,904	4,881,932
2.88%, 05/11/24 (Call 03/11/24)	4,246	4,207,319
3.10%, 07/29/22	1,997	2,019,227
3.15%, 05/11/27 (Call 02/11/27)	2,375	2,356,451
3.30%, 10/01/21	7,203	7,322,282
3.70%, 07/29/25 (Call 04/29/25)	6,960	7,166,921
3.73%, 12/08/47 (Call 06/08/47)	11,943	11,393,025

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 12/15/32	$805	$854,628
4.10%, 05/19/46 (Call 11/19/45)	3,760	3,788,726
4.10%, 05/11/47 (Call 11/11/46)	2,675	2,696,373
4.25%, 12/15/42	290	300,022
4.90%, 07/29/45 (Call 01/29/45)	1,075	1,210,364
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	1,078	1,097,264
4.65%, 11/01/24 (Call 08/01/24)	3,615	3,784,616
5.65%, 11/01/34 (Call 07/01/34)	905	934,711
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	690	687,668
2.80%, 06/15/21 (Call 05/15/21)	4,043	4,018,014
3.75%, 03/15/26 (Call 01/15/26)	150	150,434
3.80%, 03/15/25 (Call 12/15/24)	1,640	1,654,596
4.00%, 03/15/29 (Call 12/15/28)	550	550,000
4.88%, 03/15/49 (Call 09/15/48)	175	175,688
Marvell Technology Group Ltd. 4.20%, 06/22/23 (Call 05/22/23)	2,485	2,494,319
4.88%, 06/22/28 (Call 03/22/28)	2,751	2,769,349
Maxim Integrated Products Inc. 3.38%, 03/15/23 (Call 12/15/22)	4,357	4,326,937
3.45%, 06/15/27 (Call 03/15/27)	685	641,290
Micron Technology Inc. 4.64%, 02/06/24 (Call 01/06/24)	600	603,594
4.98%, 02/06/26 (Call 12/06/25)	1,500	1,493,970
5.33%, 02/06/29 (Call 11/06/28)	1,500	1,499,895
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	920	903,817
3.20%, 09/16/26 (Call 06/16/26)	1,605	1,564,361
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(g)	500	523,585
QUALCOMM Inc. 2.25%, 05/20/20	4,230	4,193,622
2.60%, 01/30/23 (Call 12/30/22)	5,145	5,004,541
2.90%, 05/20/24 (Call 03/20/24)	3,250	3,143,627
3.00%, 05/20/22	5,996	5,967,339
3.25%, 05/20/27 (Call 02/20/27)	6,210	5,875,033
3.45%, 05/20/25 (Call 02/20/25)	7,335	7,212,946
4.30%, 05/20/47 (Call 11/20/46)	3,595	3,228,777
4.65%, 05/20/35 (Call 11/20/34)	2,960	2,899,113
4.80%, 05/20/45 (Call 11/20/44)	4,330	4,171,176
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	2,150	2,124,630
1.85%, 05/15/22 (Call 04/15/22)	450	436,869
2.25%, 05/01/23 (Call 02/01/23)	54	52,810
2.63%, 05/15/24 (Call 03/15/24)	875	858,060
2.75%, 03/12/21 (Call 02/12/21)	2,366	2,363,279
2.90%, 11/03/27 (Call 08/03/27)	1,815	1,761,113
4.15%, 05/15/48 (Call 11/15/47)	2,400	2,456,256
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	4,009	3,923,488
3.00%, 03/15/21	1,665	1,658,573

		222,809,963

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	300	285,456

Security	Par (000)	Value

Software — 0.7%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	$2,070	$2,024,626
2.60%, 06/15/22 (Call 05/15/22)	205	201,251
3.40%, 09/15/26 (Call 06/15/26)	3,140	3,008,151
3.40%, 06/15/27 (Call 03/15/27)	650	616,954
4.50%, 06/15/47 (Call 12/15/46)	1,394	1,250,934
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	1,828	1,841,088
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	1,985	1,870,227
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,107,455
4.38%, 06/15/25 (Call 03/15/25)	1,445	1,466,444
Broadridge Financial Solutions Inc. 3.40%, 06/27/26 (Call 03/27/26)	1,275	1,213,162
3.95%, 09/01/20	1,752	1,771,552
CA Inc. 3.60%, 08/01/20 (Call 07/01/20)	200	199,702
3.60%, 08/15/22 (Call 07/15/22)	3,175	3,140,615
4.50%, 08/15/23 (Call 05/15/23)	1,000	1,005,490
4.70%, 03/15/27 (Call 12/15/26)	1,715	1,656,313
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,390	1,408,834
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,455	2,351,939
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	2,199	2,228,489
4.80%, 03/01/26 (Call 12/01/25)	2,280	2,390,284
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	1,100	1,070,344
3.00%, 08/15/26 (Call 05/15/26)	1,350	1,258,132
3.50%, 04/15/23 (Call 01/15/23)	4,399	4,374,410
3.63%, 10/15/20 (Call 09/15/20)	2,192	2,206,248
3.88%, 06/05/24 (Call 03/05/24)	100	100,214
4.50%, 10/15/22 (Call 08/15/22)	1,426	1,470,206
4.50%, 08/15/46 (Call 02/15/46)	2,730	2,464,972
5.00%, 10/15/25 (Call 07/15/25)	5,436	5,739,655
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	150	150,371
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	1,550	1,440,740
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	550	546,705
3.50%, 10/01/22 (Call 07/01/22)	2,450	2,458,232
3.85%, 06/01/25 (Call 03/01/25)	1,541	1,547,010
4.75%, 06/15/21	1,075	1,103,745
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	5,845	5,692,387
2.00%, 11/03/20 (Call 10/03/20)	7,618	7,540,296
2.00%, 08/08/23 (Call 06/08/23)	4,636	4,488,019
2.13%, 11/15/22	1,950	1,914,841
2.38%, 02/12/22 (Call 01/12/22)	7,894	7,824,927
2.38%, 05/01/23 (Call 02/01/23)	1,785	1,762,330
2.40%, 02/06/22 (Call 01/06/22)	1,320	1,309,783
2.40%, 08/08/26 (Call 05/08/26)	7,870	7,479,254
2.65%, 11/03/22 (Call 09/03/22)	4,535	4,528,470
2.70%, 02/12/25 (Call 11/12/24)	8,135	8,014,521
2.88%, 02/06/24 (Call 12/06/23)	10,297	10,302,354
3.00%, 10/01/20	1,050	1,055,985
3.13%, 11/03/25 (Call 08/03/25)	8,580	8,635,770
3.30%, 02/06/27 (Call 11/06/26)	8,464	8,518,000
3.45%, 08/08/36 (Call 02/08/36)	2,215	2,149,746
3.50%, 02/12/35 (Call 08/12/34)	8,880	8,689,258
3.50%, 11/15/42	5,007	4,728,811
3.63%, 12/15/23 (Call 09/15/23)	2,880	2,987,251

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.70%, 08/08/46 (Call 02/08/46)	$10,698	$10,435,471
3.75%, 05/01/43 (Call 11/01/42)	410	401,353
3.75%, 02/12/45 (Call 08/12/44)	6,281	6,165,116
3.95%, 08/08/56 (Call 02/08/56)	5,970	5,864,212
4.00%, 02/08/21	2,750	2,823,700
4.00%, 02/12/55 (Call 08/12/54)	2,836	2,814,673
4.10%, 02/06/37 (Call 08/06/36)	6,799	7,104,751
4.20%, 11/03/35 (Call 05/03/35)	5,478	5,804,598
4.45%, 11/03/45 (Call 05/03/45)	8,176	8,923,777
4.50%, 10/01/40	2,540	2,776,652
4.50%, 02/06/57 (Call 08/06/56)	3,365	3,655,669
4.75%, 11/03/55 (Call 05/03/55)	4,655	5,248,885
4.88%, 12/15/43 (Call 06/15/43)	1,350	1,535,166
5.20%, 06/01/39	2,925	3,453,109
5.30%, 02/08/41	1,778	2,129,244
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	6,185	6,574,098
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	7,827	7,654,571
2.40%, 09/15/23 (Call 07/15/23)	5,020	4,882,753
2.50%, 05/15/22 (Call 03/15/22)	9,450	9,334,804
2.50%, 10/15/22	10,067	9,921,129
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,179,860
2.65%, 07/15/26 (Call 04/15/26)	10,570	10,045,517
2.80%, 07/08/21	2,050	2,051,496
2.95%, 11/15/24 (Call 09/15/24)	8,799	8,695,964
2.95%, 05/15/25 (Call 02/15/25)	5,361	5,267,826
3.25%, 11/15/27 (Call 08/15/27)	4,600	4,530,310
3.25%, 05/15/30 (Call 02/15/30)	6,248	6,055,687
3.40%, 07/08/24 (Call 04/08/24)	2,867	2,902,350
3.63%, 07/15/23	675	693,063
3.80%, 11/15/37 (Call 05/15/37)	299	286,873
3.85%, 07/15/36 (Call 01/15/36)	3,168	3,067,733
3.88%, 07/15/20	768	779,428
3.90%, 05/15/35 (Call 11/15/34)	2,262	2,220,651
4.00%, 07/15/46 (Call 01/15/46)	8,361	8,004,153
4.00%, 11/15/47 (Call 05/15/47)	1,105	1,058,446
4.13%, 05/15/45 (Call 11/15/44)	4,554	4,446,298
4.30%, 07/08/34 (Call 01/08/34)	5,353	5,572,634
4.38%, 05/15/55 (Call 11/15/54)	5,610	5,600,743
4.50%, 07/08/44 (Call 01/08/44)	1,127	1,165,848
5.38%, 07/15/40	11,465	13,179,476
6.13%, 07/08/39	3,440	4,264,878
6.50%, 04/15/38	3,775	4,834,605
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	50	50,611
3.70%, 04/11/28 (Call 01/11/28)	5,000	5,119,600
VMware Inc.
2.30%, 08/21/20	3,520	3,476,282
2.95%, 08/21/22 (Call 07/21/22)	4,937	4,838,556
3.90%, 08/21/27 (Call 05/21/27)	3,665	3,422,084

		379,621,200

Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	4,150	4,138,089
4.38%, 07/16/42	5,180	5,203,310
5.00%, 03/30/20	8,050	8,200,454
6.13%, 11/15/37	3,250	3,883,197
6.13%, 03/30/40	2,810	3,396,869
6.38%, 03/01/35	1,790	2,161,890

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	$6,939	$6,891,398
2.63%, 12/01/22 (Call 09/01/22)	2,020	1,973,378
2.80%, 02/17/21 (Call 01/17/21)	5,280	5,250,802
3.00%, 02/15/22	3,438	3,420,432
3.00%, 06/30/22 (Call 04/30/22)	9,486	9,414,855
3.20%, 03/01/22 (Call 02/01/22)	1,560	1,559,360
3.40%, 05/15/25 (Call 02/15/25)	11,747	11,446,864
3.60%, 02/17/23 (Call 12/17/22)	3,439	3,460,322
3.80%, 03/15/22	4,491	4,562,452
3.80%, 03/01/24 (Call 01/01/24)	1,831	1,847,625
3.88%, 08/15/21	4,945	5,034,257
3.90%, 03/11/24 (Call 12/11/23)	2,350	2,382,665
3.95%, 01/15/25 (Call 10/15/24)	3,895	3,909,178
4.10%, 02/15/28 (Call 11/15/27)	6,020	5,936,202
4.13%, 02/17/26 (Call 11/17/25)	4,715	4,722,261
4.25%, 03/01/27 (Call 12/01/26)	5,485	5,508,202
4.30%, 02/15/30 (Call 11/15/29)	9,550	9,365,589
4.30%, 12/15/42 (Call 06/15/42)	5,681	4,977,749
4.35%, 03/01/29 (Call 12/01/28)	3,870	3,854,365
4.35%, 06/15/45 (Call 12/15/44)	12,921	11,309,105
4.45%, 05/15/21	7,724	7,931,621
4.45%, 04/01/24 (Call 01/01/24)	3,262	3,377,344
4.50%, 05/15/35 (Call 11/15/34)	4,291	4,050,618
4.50%, 03/09/48 (Call 09/09/47)	17,270	15,422,283
4.55%, 03/09/49 (Call 09/09/48)	7,197	6,429,368
4.60%, 02/15/21 (Call 11/15/20)	8,541	8,748,973
4.75%, 05/15/46 (Call 11/15/45)	10,042	9,326,106
4.80%, 06/15/44 (Call 12/15/43)	8,160	7,656,283
4.85%, 03/01/39 (Call 09/01/38)	3,145	3,005,897
4.90%, 08/15/37 (Call 02/14/37)	35	33,838
5.00%, 03/01/21	5,500	5,730,890
5.15%, 03/15/42	5,966	5,867,143
5.15%, 11/15/46 (Call 05/15/46)	7,204	7,036,939
5.15%, 02/15/50 (Call 08/14/49)	445	432,144
5.20%, 03/15/20	1,110	1,135,552
5.25%, 03/01/37 (Call 09/01/36)	4,072	4,096,798
5.30%, 08/15/58 (Call 02/14/58)	230	217,771
5.35%, 09/01/40	5,447	5,469,877
5.45%, 03/01/47 (Call 09/01/46)	2,735	2,784,394
5.55%, 08/15/41	4,380	4,506,013
5.65%, 02/15/47 (Call 08/15/46)	5,065	5,280,972
5.70%, 03/01/57 (Call 09/01/56)	1,563	1,592,103
6.00%, 08/15/40 (Call 05/15/40)	3,346	3,597,218
6.15%, 09/15/34	420	460,530
6.35%, 03/15/40	700	771,316
6.38%, 03/01/41	6,015	6,795,927
6.55%, 02/15/39	75	85,721
7.13%, 03/15/26	1,400	1,622,852
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	2,250	2,238,323
British Telecommunications PLC 4.50%, 12/04/23 (Call 11/04/23)	1,250	1,286,888
5.13%, 12/04/28 (Call 09/24/28)	1,000	1,038,510
9.63%, 12/15/30	9,508	13,273,263
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	4,600	4,497,972
2.20%, 02/28/21	4,106	4,064,858
2.20%, 09/20/23 (Call 07/20/23)	2,800	2,727,648
2.45%, 06/15/20	8,490	8,462,068
2.50%, 09/20/26 (Call 06/20/26)	3,653	3,472,761

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.60%, 02/28/23	$3,100	$3,082,764
2.90%, 03/04/21	1,070	1,072,761
2.95%, 02/28/26	5,049	4,969,074
3.00%, 06/15/22	864	870,506
3.50%, 06/15/25	3,870	3,969,769
3.63%, 03/04/24	3,550	3,676,948
5.50%, 01/15/40	4,821	5,896,662
5.90%, 02/15/39	5,220	6,666,775
Deutsche Telekom International Finance BV 8.75%, 06/15/30	12,307	16,425,414
9.25%, 06/01/32	960	1,369,718
Juniper Networks Inc. 3.30%, 06/15/20 (Call 05/15/20)	75	74,861
4.35%, 06/15/25 (Call 03/15/25)	1,050	1,045,842
4.50%, 03/15/24	2,000	2,055,180
4.60%, 03/15/21	2,270	2,319,849
5.95%, 03/15/41	1,844	1,800,518
Koninklijke KPN NV, 8.38%, 10/01/30	705	853,875
Motorola Solutions Inc. 3.50%, 09/01/21	2,130	2,131,832
3.50%, 03/01/23	2,661	2,618,424
3.75%, 05/15/22	1,865	1,871,528
4.00%, 09/01/24	1,506	1,509,328
4.60%, 02/23/28 (Call 11/23/27)	1,650	1,612,958
5.50%, 09/01/44	1,480	1,348,221
7.50%, 05/15/25	1,275	1,465,256
Orange SA 4.13%, 09/14/21	2,100	2,168,103
5.38%, 01/13/42	2,653	2,865,426
5.50%, 02/06/44 (Call 08/06/43)	390	428,427
9.00%, 03/01/31	8,832	12,397,125
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	2,700	2,530,278
3.00%, 03/15/23 (Call 12/15/22)	650	645,151
3.63%, 12/15/25 (Call 09/15/25)	1,015	1,015,071
4.10%, 10/01/23 (Call 07/01/23)	1,395	1,444,369
4.30%, 02/15/48 (Call 08/15/47)	150	145,380
4.50%, 03/15/43 (Call 09/15/42)	1,613	1,599,306
5.00%, 03/15/44 (Call 09/15/43)	5,755	6,108,587
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,180,835
7.50%, 08/15/38	1,189	1,574,129
Telefonica Emisiones SA 5.13%, 04/27/20	5,200	5,313,776
5.46%, 02/16/21	4,463	4,650,669
Telefonica Emisiones SAU 4.10%, 03/08/27	5,565	5,478,075
4.57%, 04/27/23	2,970	3,093,849
4.67%, 03/06/38	1,850	1,707,735
4.90%, 03/06/48	2,050	1,887,661
5.21%, 03/08/47	8,305	7,980,025
5.52%, 03/01/49 (Call 09/01/48)	4,000	3,990,000
7.05%, 06/20/36	6,300	7,398,657
Telefonica Europe BV, 8.25%, 09/15/30	1,747	2,255,971
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	2,195	2,050,503
3.70%, 09/15/27 (Call 06/15/27)	2,025	1,985,391
4.60%, 11/16/48 (Call 05/16/48)	1,450	1,455,177
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	398	390,530
2.63%, 08/15/26	9,050	8,454,329

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 03/15/22	$45	$45,041
3.38%, 02/15/25	6,862	6,865,980
3.45%, 03/15/21	250	252,580
3.50%, 11/01/21	64	65,026
3.50%, 11/01/24 (Call 08/01/24)	2,987	3,016,452
3.85%, 11/01/42 (Call 05/01/42)	3,847	3,459,530
3.88%, 02/08/29 (Call 11/08/28)	3,300	3,297,756
4.02%, 12/03/29(g)	7,358	7,380,515
4.13%, 03/16/27	5,609	5,736,605
4.13%, 08/15/46	2,570	2,376,428
4.27%, 01/15/36	3,933	3,847,339
4.33%, 09/21/28	31,999	33,118,325
4.40%, 11/01/34 (Call 05/01/34)	6,362	6,389,293
4.50%, 08/10/33	8,190	8,374,357
4.52%, 09/15/48	6,396	6,244,799
4.67%, 03/15/55	4,575	4,447,357
4.75%, 11/01/41	1,300	1,319,084
4.81%, 03/15/39	13,057	13,408,103
4.86%, 08/21/46	9,130	9,391,848
5.01%, 04/15/49	16,193	16,933,992
5.01%, 08/21/54	12,244	12,543,978
5.15%, 09/15/23	350	380,307
5.25%, 03/16/37	2,463	2,681,443
5.50%, 03/16/47	2,700	3,021,354
6.40%, 09/15/33	6,500	7,782,515
6.55%, 09/15/43	12,144	15,053,824
Vodafone Group PLC 2.50%, 09/26/22	4,505	4,398,772
2.95%, 02/19/23	4,755	4,645,825
3.75%, 01/16/24	3,634	3,621,172
4.13%, 05/30/25	2,295	2,302,092
4.38%, 03/16/21	285	291,629
4.38%, 05/30/28	9,950	9,851,694
4.38%, 02/19/43	6,561	5,633,668
5.00%, 05/30/38	2,560	2,435,891
5.25%, 05/30/48	5,473	5,225,675
6.15%, 02/27/37	2,910	3,116,668
6.25%, 11/30/32	880	984,025
7.88%, 02/15/30	2,993	3,727,362

		683,910,554

Textiles — 0.0%
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)	2,317	2,308,334
3.25%, 06/01/22 (Call 03/01/22)	2,245	2,258,448
3.70%, 04/01/27 (Call 01/01/27)	2,480	2,478,289
6.15%, 08/15/36	77	91,292
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	1,800	1,828,404

		8,964,767

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	1,380	1,372,355
3.50%, 09/15/27 (Call 06/15/27)	1,825	1,697,378
5.10%, 05/15/44 (Call 11/15/43)	2,919	2,582,498
6.35%, 03/15/40	670	695,359

		6,347,590

Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26)(a)(d)	750	810,900

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$2,585	$2,585,750
3.00%, 04/01/25 (Call 01/01/25)	1,130	1,119,988
3.05%, 03/15/22 (Call 12/15/21)	385	385,901
3.05%, 09/01/22 (Call 06/01/22)	3,772	3,789,615
3.25%, 06/15/27 (Call 03/15/27)(b)	1,508	1,500,023
3.40%, 09/01/24 (Call 12/01/23)	1,625	1,653,957
3.45%, 09/15/21 (Call 06/15/21)	50	50,558
3.60%, 09/01/20 (Call 06/01/20)	375	378,064
3.65%, 09/01/25 (Call 06/01/25)	245	250,437
3.75%, 04/01/24 (Call 01/01/24)	2,150	2,217,725
3.85%, 09/01/23 (Call 06/01/23)	1,552	1,606,180
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,092,857
4.05%, 06/15/48 (Call 12/15/47)	1,275	1,256,334
4.10%, 06/01/21 (Call 03/01/21)	301	308,031
4.13%, 06/15/47 (Call 12/15/46)	1,100	1,095,864
4.15%, 04/01/45 (Call 10/01/44)	4,222	4,236,693
4.15%, 12/15/48 (Call 06/15/48)	700	706,349
4.38%, 09/01/42 (Call 03/01/42)	1,817	1,872,637
4.40%, 03/15/42 (Call 09/15/41)	1,340	1,384,769
4.45%, 03/15/43 (Call 09/15/42)	2,092	2,177,061
4.55%, 09/01/44 (Call 03/01/44)	3,735	3,927,614
4.70%, 09/01/45 (Call 03/01/45)	5,700	6,130,920
4.90%, 04/01/44 (Call 10/01/43)	3,705	4,084,540
4.95%, 09/15/41 (Call 03/15/41)	1,045	1,152,729
5.05%, 03/01/41 (Call 09/01/40)	905	1,002,387
5.15%, 09/01/43 (Call 03/01/43)	2,060	2,341,108
5.40%, 06/01/41 (Call 12/01/40)	1,156	1,333,319
5.75%, 05/01/40 (Call 11/01/39)	845	1,018,580
6.15%, 05/01/37	4,122	5,070,596
6.20%, 08/15/36	435	537,603
7.00%, 12/15/25	750	911,370
7.95%, 08/15/30	470	644,840
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	810	783,643
2.40%, 02/03/20	10	9,965
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,333,287
2.85%, 12/15/21 (Call 09/15/21)	969	964,707
2.95%, 11/21/24 (Call 08/21/24)	3,234	3,212,850
3.20%, 08/02/46 (Call 02/02/46)	3,527	3,118,115
3.50%, 11/15/42 (Call 05/14/42)	820	743,445
3.65%, 02/03/48 (Call 08/03/47)	1,450	1,392,406
4.50%, 11/07/43 (Call 05/07/43)	65	68,259
6.20%, 06/01/36	575	722,413
6.25%, 08/01/34	475	608,209
6.38%, 11/15/37	185	237,842
6.90%, 07/15/28	550	693,352
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,000	1,006,270
Cie. de Chemin de Fer Canadien Pacifique
2.90%, 02/01/25 (Call 11/01/24)	3,063	2,963,422
3.70%, 02/01/26 (Call 11/01/25)	600	597,804
4.00%, 06/01/28 (Call 03/01/28)	1,500	1,534,515
4.80%, 09/15/35 (Call 03/15/35)	790	836,539
4.80%, 08/01/45 (Call 02/01/45)	1,790	1,902,376
5.75%, 03/15/33	15	17,256
5.75%, 01/15/42	275	316,137
5.95%, 05/15/37	588	692,258
6.13%, 09/15/15 (Call 03/15/15)	800	929,448
7.13%, 10/15/31	3,735	4,800,932

Security	Par (000)	Value

Transportation (continued)
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)	$2,865	$2,650,326
3.25%, 06/01/27 (Call 03/01/27)	3,705	3,572,583
3.35%, 11/01/25 (Call 08/01/25)	1,250	1,234,625
3.40%, 08/01/24 (Call 05/01/24)	2,190	2,199,570
3.70%, 10/30/20 (Call 07/30/20)	1,125	1,135,710
3.70%, 11/01/23 (Call 08/01/23)	84	85,488
3.80%, 03/01/28 (Call 12/01/27)	3,525	3,514,531
3.80%, 11/01/46 (Call 05/01/46)	3,087	2,765,149
3.95%, 05/01/50 (Call 11/01/49)	4,660	4,197,542
4.10%, 03/15/44 (Call 09/15/43)	1,520	1,431,384
4.25%, 06/01/21 (Call 03/01/21)	1,050	1,074,475
4.25%, 03/15/29 (Call 12/15/28)	1,465	1,507,573
4.25%, 11/01/66 (Call 05/01/66)	3,155	2,760,909
4.30%, 03/01/48 (Call 09/01/47)	50	48,407
4.40%, 03/01/43 (Call 09/01/42)	225	218,617
4.50%, 03/15/49 (Call 09/15/48)	1,235	1,225,318
4.50%, 08/01/54 (Call 02/01/54)	565	543,541
4.65%, 03/01/68 (Call 09/01/67)	325	301,698
4.75%, 05/30/42 (Call 11/30/41)	2,205	2,255,539
4.75%, 11/15/48 (Call 05/15/48)	170	175,534
5.50%, 04/15/41 (Call 10/15/40)	260	288,148
6.00%, 10/01/36	3,640	4,209,660
6.15%, 05/01/37	505	594,511
6.22%, 04/30/40	1,460	1,747,386
FedEx Corp. 2.63%, 08/01/22	465	456,923
3.20%, 02/01/25	1,850	1,821,824
3.25%, 04/01/26 (Call 01/01/26)	4,500	4,373,415
3.30%, 03/15/27 (Call 12/15/26)	1,125	1,079,404
3.40%, 02/15/28 (Call 11/15/27)	1,175	1,126,860
3.88%, 08/01/42	650	556,985
3.90%, 02/01/35	2,945	2,711,344
4.00%, 01/15/24	2,300	2,369,276
4.05%, 02/15/48 (Call 08/15/47)	2,135	1,850,340
4.10%, 04/15/43	1,150	1,015,289
4.10%, 02/01/45	2,435	2,128,263
4.20%, 10/17/28 (Call 07/17/28)	50	51,071
4.40%, 01/15/47 (Call 07/15/46)	3,830	3,487,828
4.55%, 04/01/46 (Call 10/01/45)	4,385	4,096,555
4.75%, 11/15/45 (Call 05/15/45)	3,620	3,480,775
4.90%, 01/15/34	1,690	1,776,815
4.95%, 10/17/48 (Call 04/17/48)	195	193,541
5.10%, 01/15/44	505	510,267
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	1,140	1,137,526
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,514,310
3.88%, 03/01/26 (Call 01/01/26)	1,000	997,590
Kansas City Southern 3.00%, 05/15/23 (Call 02/15/23)	2,220	2,177,354
3.13%, 06/01/26 (Call 03/01/26)	310	292,497
4.30%, 05/15/43 (Call 11/15/42)	2,917	2,733,287
4.95%, 08/15/45 (Call 02/15/45)	1,925	1,985,868
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,300	1,271,439
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	2,525	2,498,639
2.90%, 06/15/26 (Call 03/15/26)	3,090	2,967,049
3.00%, 04/01/22 (Call 01/01/22)	2,360	2,355,020
3.15%, 06/01/27 (Call 03/01/27)	2,175	2,098,353
3.25%, 12/01/21 (Call 09/01/21)	1,870	1,876,489

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 08/01/25 (Call 06/01/25)	$880	$890,868
3.80%, 08/01/28 (Call 05/01/28)	550	554,725
3.85%, 01/15/24 (Call 10/15/23)	2,665	2,724,323
3.94%, 11/01/47 (Call 05/01/47)	2,119	1,979,316
3.95%, 10/01/42 (Call 04/01/42)	388	363,540
4.05%, 08/15/52 (Call 02/15/52)	646	598,422
4.15%, 02/28/48 (Call 08/28/47)	2,225	2,157,338
4.45%, 06/15/45 (Call 12/15/44)	1,261	1,264,102
4.65%, 01/15/46 (Call 07/15/45)	1,030	1,061,631
4.80%, 08/15/43 (Call 02/15/43)	51	52,455
4.84%, 10/01/41	6,052	6,338,865
5.10%, 08/01/18 (Call 02/01/18)	100	99,777
7.80%, 05/15/27	50	62,740
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	628	611,948
2.50%, 05/11/20 (Call 04/11/20)	656	651,119
2.50%, 09/01/22 (Call 08/01/22)	625	603,962
2.65%, 03/02/20 (Call 02/20/20)	740	736,381
2.80%, 03/01/22 (Call 02/01/22)	1,260	1,236,690
2.88%, 09/01/20 (Call 08/01/20)	1,070	1,064,982
3.40%, 03/01/23 (Call 02/01/23)	475	471,917
3.45%, 11/15/21 (Call 10/15/21)	365	365,821
3.50%, 06/01/21	145	145,667
3.65%, 03/18/24 (Call 02/18/24)	890	889,074
3.75%, 06/09/23 (Call 05/09/23)	850	854,879
3.88%, 12/01/23 (Call 11/01/23)	2,422	2,445,130
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)	1,025	1,007,872
2.75%, 03/01/26 (Call 12/01/25)	2,087	1,986,302
2.95%, 03/01/22	550	549,945
3.00%, 04/15/27 (Call 01/15/27)(b)	2,647	2,534,555
3.15%, 03/01/24 (Call 02/01/24)	1,015	1,013,315
3.20%, 06/08/21	970	976,276
3.25%, 01/15/25 (Call 10/01/24)	1,175	1,164,848
3.25%, 08/15/25 (Call 05/15/25)	2,960	2,941,885
3.35%, 08/15/46 (Call 02/15/46)	1,000	834,890
3.38%, 02/01/35 (Call 08/01/34)	540	484,645
3.50%, 06/08/23 (Call 05/08/23)	1,205	1,221,725
3.60%, 09/15/37 (Call 03/15/37)	630	571,908
3.65%, 02/15/24 (Call 11/15/23)	50	50,966
3.70%, 03/01/29 (Call 12/01/28)	1,265	1,259,523
3.75%, 03/15/24 (Call 12/15/23)	2,990	3,049,890
3.75%, 07/15/25 (Call 05/15/25)	1,650	1,684,089
3.80%, 10/01/51 (Call 04/01/51)	1,184	1,046,526
3.88%, 02/01/55 (Call 08/01/54)	2,525	2,204,451
3.95%, 09/10/28 (Call 06/10/28)	2,255	2,297,417
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,290,365
4.00%, 04/15/47 (Call 10/15/46)	1,380	1,286,891
4.05%, 11/15/45 (Call 05/15/45)	1,600	1,497,248
4.05%, 03/01/46 (Call 09/01/45)	3,614	3,388,089
4.10%, 09/15/67 (Call 03/15/67)	623	539,101
4.15%, 01/15/45 (Call 07/15/44)	1,400	1,331,302
4.16%, 07/15/22 (Call 04/15/22)	3,765	3,911,948
4.25%, 04/15/43 (Call 10/15/42)	2,700	2,580,849
4.30%, 06/15/42 (Call 12/15/41)	970	941,433
4.38%, 09/10/38 (Call 03/10/38)	935	932,055
4.38%, 11/15/65 (Call 05/15/65)	1,393	1,265,736
4.50%, 09/10/48 (Call 03/10/48)	1,215	1,221,719
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,025,022
4.75%, 12/15/43 (Call 06/15/43)	650	658,528

Security	Par (000)	Value

Transportation (continued)
4.80%, 09/10/58 (Call 03/10/58)	$50	$51,278
4.82%, 02/01/44 (Call 08/01/43)	2,469	2,556,995
6.63%, 02/01/29	650	788,430
United Parcel Service Inc. 2.05%, 04/01/21	1,852	1,827,202
2.35%, 05/16/22 (Call 04/16/22)	1,675	1,651,181
2.40%, 11/15/26 (Call 08/15/26)	1,425	1,337,761
2.45%, 10/01/22	4,672	4,630,840
2.50%, 04/01/23 (Call 03/01/23)	2,450	2,407,541
2.80%, 11/15/24 (Call 09/15/24)	2,150	2,120,781
3.05%, 11/15/27 (Call 08/15/27)	3,855	3,756,775
3.13%, 01/15/21	1,738	1,752,495
3.40%, 11/15/46 (Call 05/15/46)	2,445	2,116,563
3.63%, 10/01/42	690	628,003
3.75%, 11/15/47 (Call 05/15/47)(b)	1,685	1,553,284
4.88%, 11/15/40 (Call 05/15/40)	635	688,283
6.20%, 01/15/38	3,860	4,804,812
United Parcel Service of America Inc., 8.38%, 04/01/30(c)	50	66,552

		297,566,931

Trucking & Leasing — 0.0%
GATX Corp. 2.60%, 03/30/20 (Call 02/28/20)	212	210,567
3.25%, 03/30/25 (Call 12/30/24)	985	931,406
3.25%, 09/15/26 (Call 06/15/26)	830	769,551
3.50%, 03/15/28 (Call 12/15/27)	805	744,601
3.85%, 03/30/27 (Call 12/30/26)	985	945,226
3.90%, 03/30/23	780	777,262
4.35%, 02/15/24 (Call 01/15/24)	975	987,851
4.50%, 03/30/45 (Call 09/30/44)	400	353,956
4.55%, 11/07/28 (Call 08/07/28)	1,000	1,000,960
4.70%, 04/01/29 (Call 01/01/29)	1,250	1,265,937
4.75%, 06/15/22	593	612,812
4.85%, 06/01/21	850	871,990
5.20%, 03/15/44 (Call 09/15/43)	900	899,892

		10,372,011

Water — 0.0%
American Water Capital Corp. 3.75%, 09/01/28 (Call 06/01/28)	1,400	1,416,548
2.95%, 09/01/27 (Call 06/01/27)	1,165	1,106,808
3.00%, 12/01/26 (Call 09/01/26)	295	280,285
3.40%, 03/01/25 (Call 12/01/24)	3,445	3,440,625
3.75%, 09/01/47 (Call 03/01/47)	2,200	2,036,100
3.85%, 03/01/24 (Call 12/01/23)	1,100	1,122,781
4.00%, 12/01/46 (Call 06/01/46)	480	455,621
4.20%, 09/01/48 (Call 03/01/48)	300	296,181
4.30%, 12/01/42 (Call 06/01/42)	3,340	3,353,794
4.30%, 09/01/45 (Call 03/01/45)	1,125	1,124,505
6.59%, 10/15/37	615	782,987
United Utilities PLC, 6.88%, 08/15/28	41	48,708

		15,464,943

Total Corporate Bonds & Notes — 25.5% (Cost: $14,987,983,041)		14,803,858,832

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(h)

Canada — 0.3%
Canada Government International Bond
2.00%, 11/15/22	$4,900	$4,805,969
2.63%, 01/25/22	3,785	3,793,213
Export Development Canada
1.38%, 10/21/21	120	116,256
1.50%, 05/26/21	4,350	4,245,687
1.75%, 07/21/20(b)	4,285	4,233,794
2.00%, 11/30/20	3,525	3,488,058
2.00%, 05/17/22	3,750	3,680,325
2.50%, 01/24/23	1,265	1,258,979
Hydro-Quebec
9.40%, 02/01/21	150	167,723
Series HH, 8.50%, 12/01/29	900	1,296,765
Series HQ, 9.50%, 11/15/30	8	12,467
Series IO, 8.05%, 07/07/24	750	932,145
Province of Alberta Canada
2.20%, 07/26/22	3,663	3,587,542
3.30%, 03/15/28	6,250	6,320,687
Province of British Columbia Canada
2.00%, 10/23/22	3,503	3,417,807
2.25%, 06/02/26	11,250	10,763,550
2.65%, 09/22/21(b)	3,208	3,206,877
Province of Manitoba Canada
2.05%, 11/30/20	1,850	1,828,466
2.10%, 09/06/22	2,560	2,492,698
2.13%, 05/04/22	1,600	1,565,616
2.13%, 06/22/26	2,760	2,591,419
3.05%, 05/14/24(b)	1,250	1,257,650
Province of New Brunswick Canada, 3.63%, 02/24/28	750	772,260
Province of Nova Scotia Canada, 9.25%, 03/01/20	500	530,360
Province of Ontario Canada
1.88%, 05/21/20	3,210	3,177,547
2.20%, 10/03/22	4,565	4,468,131
2.25%, 05/18/22	4,550	4,472,149
2.40%, 02/08/22	5,815	5,751,442
2.45%, 06/29/22	2,350	2,322,364
2.50%, 09/10/21(b)	5,869	5,831,791
2.50%, 04/27/26	9,625	9,291,109
2.55%, 02/12/21	7,070	7,045,679
3.20%, 05/16/24	1,980	2,005,304
3.40%, 10/17/23	2,000	2,043,880
4.40%, 04/14/20	2,645	2,693,562
Province of Quebec Canada
2.38%, 01/31/22	2,800	2,773,036
2.50%, 04/20/26	8,185	7,927,500
2.63%, 02/13/23	3,375	3,352,185
2.75%, 08/25/21	1,900	1,902,489
2.75%, 04/12/27	5,898	5,769,129
3.50%, 07/29/20	3,250	3,285,588
Series NN, 7.13%, 02/09/24	1,222	1,447,679
Series PD, 7.50%, 09/15/29	5,052	6,983,632
Series QO, 2.88%, 10/16/24	8,513	8,503,551

		157,414,060

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	2,720	2,659,671
3.13%, 03/27/25	2,500	2,486,250
3.13%, 01/21/26	3,650	3,610,069

Security	Par (000)	Value

Chile (continued)
3.24%, 02/06/28 (Call 11/06/27)	$4,925	$4,848,515
3.25%, 09/14/21	4,389	4,420,469
3.63%, 10/30/42(b)	600	573,618
3.86%, 06/21/47	4,275	4,164,662
3.88%, 08/05/20	5,570	5,649,261

		28,412,515

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,450	2,360,355
3.88%, 04/25/27 (Call 01/25/27)	6,950	6,855,341
4.00%, 02/26/24 (Call 11/26/23)	6,805	6,887,681
4.38%, 07/12/21	13,098	13,402,005
4.50%, 01/28/26 (Call 10/28/25)	4,160	4,289,168
4.50%, 03/15/29 (Call 12/15/28)	2,500	2,556,325
5.00%, 06/15/45 (Call 12/15/44)	9,825	9,875,107
5.20%, 05/15/49 (Call 11/15/48)	405	416,862
5.63%, 02/26/44 (Call 08/26/43)	6,477	7,001,054
6.13%, 01/18/41	5,836	6,622,401
7.38%, 09/18/37	8,725	11,018,628
8.13%, 05/21/24	1,680	2,000,628
10.38%, 01/28/33	3,580	5,421,337

		78,706,892

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,000	2,450,140

Germany — 0.0%
FMS Wertmanagement
1.38%, 06/08/21	8,250	8,021,805
1.75%, 03/17/20	7,200	7,134,264
2.00%, 08/01/22	3,815	3,736,106
2.75%, 03/06/23	800	803,520
2.75%, 01/30/24	7,500	7,531,500

		27,227,195

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250	267,630
5.38%, 03/25/24	9,335	10,144,998
5.75%, 11/22/23	11,578	12,693,656
6.38%, 03/29/21	9,684	10,291,090
7.63%, 03/29/41	2,710	3,955,787

		37,353,161

Indonesia — 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	1,178	1,150,647
3.50%, 01/11/28	2,850	2,718,244
4.10%, 04/24/28	500	497,070
4.35%, 01/11/48(b)	5,245	5,002,996
4.45%, 02/11/24	1,000	1,028,070
4.75%, 02/11/29	2,250	2,352,128
5.35%, 02/11/49	2,250	2,411,347

		15,160,502

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	2,950	2,892,563
3.15%, 06/30/23	1,000	1,006,080
3.25%, 01/17/28	1,390	1,378,491
4.00%, 06/30/22	2,250	2,330,235

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
4.13%, 01/17/48	$950	$942,752
4.50%, 01/30/43	5,075	5,290,231

		13,840,352

Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	4,366	4,532,257
6.88%, 09/27/23	9,670	10,569,890

		15,102,147

Japan — 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	5,350	5,197,472
1.75%, 05/28/20	670	662,342
1.88%, 04/20/21	3,000	2,945,490
1.88%, 07/21/26	5,920	5,452,557
2.00%, 11/04/21	756	740,517
2.13%, 07/21/20	3,700	3,668,661
2.13%, 11/16/20	5,200	5,146,128
2.13%, 02/10/25	680	648,169
2.25%, 11/04/26	4,750	4,479,440
2.38%, 07/21/22	200	196,788
2.38%, 11/16/22	2,350	2,307,841
2.38%, 04/20/26	5,480	5,237,291
2.50%, 06/01/22	11,000	10,875,150
2.50%, 05/28/25	2,200	2,136,794
2.75%, 01/21/26	4,900	4,813,221
2.75%, 11/16/27	7,500	7,264,500
2.88%, 06/01/27	12,775	12,521,288
2.88%, 07/21/27	3,200	3,128,768
3.00%, 05/29/24	5,000	5,008,850
3.25%, 07/20/23	1,200	1,217,208
3.25%, 07/20/28	400	401,740
3.38%, 07/31/23	600	611,418
3.50%, 10/31/28	500	512,605
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	2,500	2,550,275
Japan International Cooperation Agency
2.13%, 10/20/26	770	718,941
2.75%, 04/27/27	500	484,560

		88,928,014

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21(b)	7,369	7,399,729
3.60%, 01/30/25	7,210	7,057,220
3.63%, 03/15/22	11,673	11,734,867
3.75%, 01/11/28	9,270	8,880,938
4.00%, 10/02/23	11,098	11,218,524
4.13%, 01/21/26	8,220	8,219,260
4.15%, 03/28/27	12,195	12,077,684
4.35%, 01/15/47	2,750	2,470,380
4.60%, 01/23/46	10,995	10,214,355
4.60%, 02/10/48	4,455	4,149,120
4.75%, 03/08/44	17,567	16,650,354
5.55%, 01/21/45	9,440	9,973,738
5.75%, 10/12/10	4,824	4,760,227
6.05%, 01/11/40	5,730	6,341,334
6.75%, 09/27/34	9,793	11,630,167
7.50%, 04/08/33	2,400	3,009,312
8.00%, 09/24/22	1,595	1,840,837

Security	Par (000)	Value

Mexico (continued)
8.30%, 08/15/31	$4,150	$5,496,841
11.50%, 05/15/26	150	214,855

		143,339,742

Panama — 0.1%
Panama Government International Bond 3.75%, 03/16/25 (Call 12/16/24)	4,100	4,163,427
3.88%, 03/17/28 (Call 12/17/27)	5,599	5,694,855
4.00%, 09/22/24 (Call 06/24/24)	5,550	5,709,174
4.30%, 04/29/53	1,670	1,636,182
4.50%, 05/15/47 (Call 11/15/46)	2,200	2,236,762
4.50%, 04/16/50 (Call 10/16/49)	4,250	4,260,965
6.70%, 01/26/36	6,490	8,241,391
7.13%, 01/29/26	650	782,477
8.88%, 09/30/27	3,499	4,760,285
9.38%, 04/01/29	2,200	3,155,020

		40,640,538

Peru — 0.1%
Peruvian Government International Bond 4.13%, 08/25/27	5,155	5,472,960
5.63%, 11/18/50(b)	9,407	11,539,661
6.55%, 03/14/37	2,653	3,459,804
7.35%, 07/21/25	3,570	4,406,451
8.75%, 11/21/33	4,245	6,445,226

		31,324,102

Philippines — 0.1%
Philippine Government International Bond 3.00%, 02/01/28	2,500	2,410,600
3.70%, 03/01/41(b)	5,480	5,375,880
3.70%, 02/02/42	2,144	2,103,350
3.75%, 01/14/29	2,000	2,031,480
3.95%, 01/20/40	5,425	5,521,999
4.00%, 01/15/21	15,305	15,593,499
4.20%, 01/21/24	11,975	12,557,224
5.00%, 01/13/37	3,150	3,628,453
5.50%, 03/30/26	1,550	1,755,174
6.38%, 01/15/32	2,150	2,711,859
6.38%, 10/23/34	11,081	14,385,576
7.75%, 01/14/31	4,090	5,645,427
9.50%, 02/02/30	1,356	2,048,035
10.63%, 03/16/25	1,485	2,083,990

		77,852,546

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	5,538	5,530,136
3.25%, 04/06/26	10,210	10,197,441
4.00%, 01/22/24	7,568	7,858,914
5.00%, 03/23/22	7,053	7,462,074
5.13%, 04/21/21	7,185	7,515,582

		38,564,147

South Korea — 0.1%
Export-Import Bank of Korea 2.13%, 02/11/21	5,000	4,909,900
2.38%, 04/21/27	5,000	4,582,450
2.63%, 12/30/20	1,000	993,410
2.63%, 05/26/26(b)	1,250	1,177,400
2.75%, 01/25/22	800	791,680
2.88%, 01/21/25	2,000	1,945,120
3.00%, 11/01/22	975	970,076
3.25%, 11/10/25	5,800	5,743,798

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.25%, 08/12/26	$5,725	$5,616,339
4.00%, 01/14/24	250	257,900
4.38%, 09/15/21	2,950	3,040,713
5.00%, 04/11/22	2,425	2,557,817
5.13%, 06/29/20	1,450	1,490,223
Korea International Bond
2.75%, 01/19/27	825	796,034
3.50%, 09/20/28	500	506,795
3.88%, 09/11/23	1,400	1,452,766
3.88%, 09/20/48	1,500	1,509,360
4.13%, 06/10/44(b)	4,036	4,283,286

		42,625,067

Supranational — 1.3%
African Development Bank
1.25%, 07/26/21	3,005	2,910,373
1.88%, 03/16/20	3,800	3,769,866
2.13%, 11/16/22	3,800	3,731,524
2.38%, 09/23/21	4,617	4,589,575
2.63%, 03/22/21	11,440	11,438,513
3.00%, 09/20/23	250	253,555
Asian Development Bank
1.38%, 03/23/20(b)	8,850	8,735,215
1.63%, 05/05/20	4,800	4,744,896
1.63%, 08/26/20(b)	9,975	9,830,662
1.63%, 03/16/21(b)	5,230	5,128,695
1.75%, 06/08/21(b)	2,240	2,198,134
1.75%, 09/13/22	10,700	10,394,836
1.75%, 08/14/26	400	372,240
1.88%, 02/18/22(b)	9,975	9,774,403
2.00%, 02/16/22(b)	18,003	17,706,311
2.00%, 01/22/25(b)	5,690	5,477,194
2.00%, 04/24/26	4,900	4,655,588
2.13%, 11/24/21(b)	5,000	4,939,600
2.13%, 03/19/25	570	551,771
2.25%, 01/20/21	6,980	6,933,932
2.38%, 08/10/27	250	241,363
2.50%, 11/02/27	5,500	5,355,075
2.63%, 01/30/24	2,500	2,498,600
2.63%, 01/12/27(b)	4,900	4,831,498
2.75%, 03/17/23	4,500	4,525,200
2.75%, 01/19/28(b)	5,500	5,458,145
3.13%, 09/26/28	250	255,505
6.22%, 08/15/27	3,725	4,559,400
Series 5Y, 1.88%, 08/10/22	250	244,015
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,265,797
4.38%, 06/15/22	4,550	4,702,561
Council of Europe Development Bank
1.63%, 03/10/20	850	841,237
1.63%, 03/16/21	1,145	1,122,398
2.63%, 02/13/23	2,960	2,959,023
European Bank for Reconstruction & Development
1.13%, 08/24/20	4,125	4,036,189
1.50%, 03/16/20	2,835	2,802,483
1.50%, 11/02/21	5,150	5,004,255
1.63%, 05/05/20	6,025	5,955,050
1.88%, 02/23/22	3,105	3,040,012
2.00%, 02/01/21	5,250	5,189,677
2.13%, 03/07/22	4,770	4,702,504
2.75%, 03/07/23	3,000	3,011,340

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
1.38%, 06/15/20	$10,615	$10,449,406
1.38%, 09/15/21	10,700	10,386,704
1.63%, 03/16/20	14,050	13,907,533
1.63%, 08/14/20(b)	5,950	5,866,045
1.63%, 12/15/20	9,525	9,363,170
1.63%, 06/15/21	11,300	11,054,451
1.75%, 05/15/20	4,350	4,305,586
1.88%, 02/10/25	15,288	14,612,118
2.00%, 03/15/21	3,285	3,245,120
2.00%, 12/15/22	13,292	13,011,539
2.13%, 10/15/21	2,498	2,469,548
2.13%, 04/13/26	1,325	1,271,311
2.25%, 03/15/22	2,705	2,679,384
2.25%, 08/15/22	13,775	13,623,062
2.38%, 05/13/21	6,045	6,014,291
2.38%, 06/15/22	11,100	11,028,183
2.38%, 05/24/27	6,521	6,316,306
2.50%, 04/15/21	10,100	10,075,255
2.50%, 03/15/23	11,534	11,487,057
2.50%, 10/15/24	7,050	6,989,863
2.88%, 09/15/20	5,360	5,380,958
2.88%, 12/15/21(b)	10,135	10,213,242
2.88%, 08/15/23	2,100	2,121,063
3.13%, 12/14/23	1,350	1,379,403
3.25%, 01/29/24	12,570	12,925,228
4.00%, 02/16/21	21,820	22,387,756
4.88%, 02/15/36	3,580	4,362,516
Inter-American Development Bank
1.25%, 09/14/21	3,000	2,901,690
1.38%, 07/15/20	2,680	2,635,351
1.63%, 05/12/20	6,135	6,063,650
1.75%, 04/14/22	13,785	13,434,861
1.75%, 09/14/22	10,505	10,199,515
1.88%, 06/16/20	12,324	12,206,676
1.88%, 03/15/21	9,020	8,889,751
2.00%, 06/02/26	5,725	5,439,780
2.13%, 11/09/20	9,496	9,418,228
2.13%, 01/18/22	4,225	4,169,864
2.13%, 01/15/25	5,466	5,297,374
2.38%, 07/07/27	4,510	4,358,915
2.50%, 01/18/23	8,138	8,106,180
2.63%, 04/19/21	3,570	3,570,857
2.63%, 01/16/24	2,500	2,498,425
3.00%, 09/26/22	850	861,008
3.00%, 10/04/23	3,350	3,401,490
3.00%, 02/21/24	12,301	12,496,217
3.13%, 09/18/28	5,750	5,872,590
3.20%, 08/07/42	800	779,128
3.88%, 10/28/41	3,550	3,836,378
4.38%, 01/24/44	675	789,365
International Bank for Reconstruction & Development
1.13%, 08/10/20	5,825	5,704,015
1.38%, 03/30/20	30	29,609
1.38%, 05/24/21	10,210	9,939,435
1.38%, 09/20/21	3,350	3,249,701
1.63%, 09/04/20(b)	2,050	2,019,988
1.63%, 03/09/21	13,615	13,353,728
1.63%, 02/10/22	12,600	12,258,666
1.75%, 04/19/23(b)	6,225	6,015,342

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.88%, 04/21/20	$22,290	$22,107,445
1.88%, 10/07/22	5,875	5,727,479
1.88%, 10/27/26	5,650	5,312,582
2.00%, 01/26/22	15,040	14,793,946
2.13%, 11/01/20	1,900	1,884,800
2.13%, 12/13/21	931	919,521
2.13%, 02/13/23(b)	5,085	4,992,961
2.13%, 03/03/25	5,820	5,647,204
2.25%, 06/24/21	4,695	4,656,689
2.50%, 11/25/24	14,232	14,100,069
2.50%, 07/29/25	12,330	12,174,149
2.50%, 11/22/27	4,075	3,976,344
2.75%, 07/23/21(b)	15,000	15,053,250
3.00%, 09/27/23	2,000	2,031,640
3.13%, 09/28/21 (Call 03/28/19)	1,000	1,000,240
4.75%, 02/15/35	3,535	4,217,856
7.63%, 01/19/23	6,200	7,326,540
International Finance Corp.
1.13%, 07/20/21	4,115	3,977,106
1.63%, 07/16/20	1,940	1,914,431
1.75%, 03/30/20	1,600	1,585,232
2.00%, 10/24/22	4,415	4,323,654
2.13%, 04/07/26	5,625	5,406,525
2.25%, 01/25/21	7,070	7,022,277
2.88%, 07/31/23	750	757,245
Nordic Investment Bank
1.25%, 08/02/21	5,100	4,938,177
1.50%, 09/29/20	750	736,920
2.13%, 02/01/22	3,040	2,998,018
2.25%, 02/01/21	7,230	7,178,956

		764,223,341

Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	13,775	13,622,235
1.75%, 08/28/20	1,340	1,321,803
1.75%, 03/10/21	7,450	7,314,782
2.00%, 08/30/22	4,200	4,099,536
2.38%, 03/09/22	6,000	5,945,520
2.88%, 05/22/21	500	502,020

		32,805,896

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	4,500	4,194,585
4.38%, 10/27/27(b)	5,470	5,634,647
4.38%, 01/23/31 (Call 10/23/30)	500	510,660
4.50%, 08/14/24	3,117	3,237,971
4.98%, 04/20/55	3,250	3,271,580
5.10%, 06/18/50	9,880	10,154,368
7.63%, 03/21/36	3,168	4,267,549
8.00%, 11/18/22	1,664	1,881,385

		33,152,745

Total Foreign Government Obligations — 2.9% (Cost: $1,688,000,861)		1,669,123,102

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,153,344

Security	Par (000)	Value

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	$3,400	$4,627,536
Series S-1, 7.04%, 04/01/50	3,100	4,484,863
Series S-3, 6.91%, 10/01/50	1,300	1,892,345
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,026,075
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,608,512
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	2,600	3,745,040
Series E, 6.60%, 08/01/42	200	276,660
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	972,792
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,655,483
Los Angeles Department of Water & Power Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	2,100	2,603,979
Los Angeles Department of Water & Power System Revenue RB BAB Series A, 6.60%, 07/01/50	385	550,989
Series D, 6.57%, 07/01/45	2,470	3,469,535
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	3,760	4,493,313
5.76%, 07/01/29	2,170	2,512,057
Series RY, 6.76%, 07/01/34	3,025	3,918,464
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,383,922
Series F, 6.58%, 05/15/49	2,015	2,661,432
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,000	1,273,030
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	1,300	1,684,956
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	925	1,077,551
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,819,121
State of California GO 2.80%, 04/01/21	935	936,692
3.38%, 04/01/25	3,000	3,039,060
3.50%, 04/01/28	860	863,904
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,894,952
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,710,323
6.20%, 10/01/19	175	178,549
State of California GO BAB 5.70%, 11/01/21	500	537,415
7.30%, 10/01/39	7,150	9,979,255
7.35%, 11/01/39	2,130	2,991,990
7.50%, 04/01/34	6,530	9,122,671
7.55%, 04/01/39	11,540	16,824,974
7.60%, 11/01/40	4,435	6,610,190
7.63%, 03/01/40	150	218,727
7.70%, 11/01/30 (Call 11/01/20)	500	538,320
7.95%, 03/01/36 (Call 03/01/20)	500	523,945
University of California RB
Series AD, 4.86%, 05/15/12	3,150	3,239,460
Series AQ, 4.77%, 05/15/15	835	834,750
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	1,899,069

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB BAB
5.77%, 05/15/43	$3,020	$3,668,847
5.95%, 05/15/45	1,050	1,294,062

		122,644,810

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	500	649,450

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	2,400	2,797,728
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,622,217

		4,419,945

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	821,219
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/14	600	647,886
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,847,586

		3,316,691

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	995,392
State Board of Administration Finance Corp. RB
Series A, 2.16%, 07/01/19	1,500	1,497,480
Series A, 2.64%, 07/01/21	1,500	1,494,750
Series A, 3.00%, 07/01/20	1,310	1,310,838

		5,298,460

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	2,999	3,167,454
Project M, Series 2010-A, 6.66%, 04/01/57	1,297	1,465,091
Project P, Series 2010-A, 7.06%, 04/01/57	330	364,604

		4,997,149

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	1,080,104
Series C, 4.57%, 01/01/54	1,050	1,093,837
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	641,845
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	2,400	3,067,680
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,300	1,616,420
State of Illinois GO
4.95%, 06/01/23	50	50,954
5.10%, 06/01/33	25,148	23,821,694
5.88%, 03/01/19	4,405	4,405,969
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	1,000	1,089,570

		36,868,073

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	534,610

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,860,225

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	$3,700	$4,462,237
Commonwealth of Massachusetts GOL BAB 4.91%, 05/01/29	1,950	2,162,550
Series E, 4.20%, 12/01/21	420	429,815
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,728,960
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,288,950

		10,072,512

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,155,930

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,408,502

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,197,896

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,066,247
Series B, 0.00%, 02/15/21 (AGM)(e)	1,145	1,065,411
Series B, 0.00%, 02/15/22(e)	1,000	899,900
Series B, 0.00%, 02/15/23 (AGM)(e)	1,400	1,212,372
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	5,878,516
Series F, 7.41%, 01/01/40	5,394	7,745,460
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	1,500	1,842,315
Series C, 5.75%, 12/15/28	2,475	2,693,246
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,241,292
Rutgers The State University of New Jersey RB BAB, 5.67%, 05/01/40	900	1,058,040

		26,702,799

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,175,870
Series F1, 6.27%, 12/01/37	1,255	1,585,203
Series H-1, 5.85%, 06/01/40	645	792,486
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	1,840	2,596,957
Series 2010-A, 6.67%, 11/15/39	50	64,606
Series 2010B-1, 6.55%, 11/15/31	2,110	2,574,327
Series A2, 6.09%, 11/15/40	100	121,399
Series B, 6.65%, 11/15/39	220	279,959
Series E, 6.81%, 11/15/40	1,230	1,610,660
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB 5.51%, 08/01/37	2,235	2,618,973
5.57%, 11/01/38	100	117,627
Series C-2, 5.77%, 08/01/36	2,000	2,327,020

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	$3,145	$3,983,331
5.88%, 06/15/44	3,090	4,011,901
6.01%, 06/15/42	835	1,087,938
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,500	1,787,730
Series F, 5.63%, 03/15/39	1,500	1,749,420
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	1,635	1,613,124
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,446,329
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	2,840,150
5.65%, 11/01/40	3,855	4,714,628
Series 174, 4.46%, 10/01/62	3,175	3,343,942
Series 181, 4.96%, 08/01/46	2,000	2,250,020
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,079,910
Series 192, 4.81%, 10/15/65	4,235	4,710,887

		50,484,397

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,622,868
Series B, 8.08%, 02/15/50	3,825	6,026,096
Series E, 6.27%, 02/15/50	1,210	1,501,683
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	1,924,380
Series A, 4.05%, 12/01/56	500	475,025
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,025,550
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	1,115	1,213,956

		14,789,558

Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,130,280
Series B, 5.55%, 06/30/28 (NPFGC)	50	56,923
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,150,030
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	595	730,969
State of Oregon GO, 5.89%, 06/01/27	8,020	9,326,779

		12,394,981

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38(b)	50	50,234
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,171,050

		1,221,284

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	400	528,480

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,019,620

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	590	688,701

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series C, 5.99%, 02/01/39	$1,000	$1,264,860
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	1,875	2,346,563
Dallas Area Rapid Transit RB BAB 5.02%, 12/01/48	950	1,091,132
Series B, 6.00%, 12/01/44	400	512,848
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	902,055
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,507,350
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	427,004
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,775,746
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,908,700
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,503,596
State of Texas GO BAB 5.52%, 04/01/39	2,300	2,808,990
Series A, 4.63%, 04/01/33	1,255	1,377,839
Series A, 4.68%, 04/01/40	2,000	2,243,980
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	5,115	5,846,803
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	1,500	1,656,015

		31,862,182

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	500	510,270

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	690	668,907

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,437,648
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,548,335

		3,985,983

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	320	354,394
Series C, 3.15%, 05/01/27	2,580	2,538,410

		2,892,804

Total Municipal Debt Obligations — 0.6% (Cost: $334,765,194)		346,638,862

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.6%
Federal Home Loan Mortgage Corp. 2.50%, 02/01/28	3,947	3,901,473
2.50%, 01/01/30	33,675	33,132,347
2.50%, 08/01/31	7,679	7,537,623
2.50%, 10/01/31	19,571	19,209,750
2.50%, 12/01/31	27,210	26,707,926

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/32	$32,607	$32,005,385
2.50%, 01/01/33	30,137	29,598,889
2.50%, 02/01/33	71	69,722
2.50%, 03/01/34(i)	135,369	132,822,861
2.50%, 03/01/49(i)	11,850	11,253,522
2.92%, 05/01/42, (12 mo. LIBOR US + 1.805%)(a)	987	988,152
3.00%, 04/01/27	814	816,242
3.00%, 05/01/27	6,006	6,019,636
3.00%, 06/01/27	5,221	5,232,958
3.00%, 07/01/27	154	154,045
3.00%, 08/01/27	626	627,223
3.00%, 09/01/27	2,555	2,559,942
3.00%, 11/01/27	976	978,568
3.00%, 12/01/27	585	586,788
3.00%, 01/01/28	306	306,633
3.00%, 05/01/29	11,973	11,999,692
3.00%, 05/01/30	12,620	12,628,897
3.00%, 06/01/30	6,999	6,992,038
3.00%, 07/01/30	12,164	12,173,035
3.00%, 12/01/30	33,196	33,219,622
3.00%, 02/01/31	11,086	11,086,003
3.00%, 05/01/31	23,778	23,778,718
3.00%, 06/01/31	15,857	15,857,780
3.00%, 12/01/31	72	71,569
3.00%, 07/01/32	23,012	23,005,566
3.00%, 09/01/32	22	22,403
3.00%, 02/01/33	50	49,552
3.00%, 05/01/33	4,148	4,130,772
3.00%, 03/01/34(i)	210,676	210,447,171
3.00%, 02/01/43	28,190	27,750,958
3.00%, 12/01/45	53	52,050
3.00%, 07/01/46	7,123	6,969,742
3.00%, 08/01/46	161,973	158,481,194
3.00%, 09/01/46	53,421	52,398,298
3.00%, 10/01/46	91,140	89,267,105
3.00%, 11/01/46	86,579	84,711,803
3.00%, 12/01/46	183,811	180,007,528
3.00%, 01/01/47	44,353	43,397,314
3.00%, 02/01/47	86,963	85,088,259
3.00%, 05/01/47	55,940	54,827,231
3.00%, 06/01/47	41,045	40,160,159
3.00%, 08/01/47	9,063	8,867,582
3.00%, 09/01/47	2,157	2,117,728
3.00%, 10/01/47	21,694	21,226,735
3.00%, 11/01/47	51	50,329
3.00%, 01/01/48	32	30,952
3.00%, 03/01/49(i)	11,117	10,871,729
3.50%, 11/01/25	3,948	4,015,057
3.50%, 03/01/26	3,429	3,489,183
3.50%, 06/01/26	823	837,908
3.50%, 03/01/32	2,071	2,103,400
3.50%, 05/01/32	5,813	5,916,829
3.50%, 09/01/32	5,678	5,778,072
3.50%, 06/01/33	569	579,490
3.50%, 07/01/33	39,320	39,981,933
3.50%, 03/01/34(i)	84,961	86,364,847
3.50%, 06/01/38	6,178	6,240,242
3.50%, 09/01/38	4,720	4,767,144
3.50%, 02/01/42	190	191,425
3.50%, 05/01/42	15	15,560

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/42	$23	$23,393
3.50%, 10/01/42	21,726	21,911,317
3.50%, 11/01/42	1,569	1,582,128
3.50%, 01/01/43	22	22,553
3.50%, 04/01/43	8,732	8,800,846
3.50%, 06/01/43	2,025	2,041,157
3.50%, 07/01/43	3,597	3,624,894
3.50%, 08/01/43	13,620	13,726,770
3.50%, 10/01/43	2,887	2,909,853
3.50%, 01/01/44	32,257	32,527,713
3.50%, 02/01/44	19,664	19,818,040
3.50%, 09/01/44	16,842	16,948,239
3.50%, 10/01/44	1,053	1,058,919
3.50%, 11/01/44	163	164,206
3.50%, 12/01/45	23,175	23,264,947
3.50%, 01/01/46	1,150	1,154,216
3.50%, 03/01/46	22,759	22,834,911
3.50%, 05/01/46	11,473	11,524,103
3.50%, 07/01/46	16,912	16,980,843
3.50%, 08/01/46	12,533	12,583,747
3.50%, 09/01/46	18,403	18,465,463
3.50%, 10/01/46	7,289	7,313,786
3.50%, 11/01/46	2,993	3,003,362
3.50%, 12/01/46	13,387	13,437,046
3.50%, 02/01/47	19,353	19,417,859
3.50%, 03/01/47	15,359	15,383,475
3.50%, 04/01/47	49,067	49,148,817
3.50%, 05/01/47	6,594	6,615,954
3.50%, 07/01/47	22,732	22,772,015
3.50%, 08/01/47	62,510	62,801,382
3.50%, 09/01/47	88,745	88,957,856
3.50%, 12/01/47	23,785	23,824,190
3.50%, 01/01/48	37,028	37,309,198
3.50%, 02/01/48	105,463	105,402,560
3.50%, 03/01/48	17,332	17,358,087
3.50%, 04/01/48	3,968	3,996,243
3.50%, 05/01/48	53,531	53,620,424
3.50%, 01/01/49	994	994,785
3.50%, 03/01/49(i)	323,203	323,559,076
4.00%, 05/01/25	463	475,990
4.00%, 10/01/25	2,452	2,519,725
4.00%, 02/01/26	1,484	1,524,974
4.00%, 05/01/26	2,264	2,327,416
4.00%, 12/01/32	5,189	5,341,514
4.00%, 05/01/33	12,009	12,363,055
4.00%, 03/01/34(i)	14,219	14,604,635
4.00%, 09/01/41	7,304	7,527,108
4.00%, 02/01/42	5,873	6,052,462
4.00%, 03/01/42	1,380	1,419,333
4.00%, 06/01/42	9,731	10,028,518
4.00%, 08/01/42	3,673	3,778,747
4.00%, 07/01/44	12,406	12,768,242
4.00%, 01/01/45	3,103	3,185,018
4.00%, 02/01/45	3,363	3,474,616
4.00%, 06/01/45	5,415	5,544,159
4.00%, 08/01/45	15,020	15,377,276
4.00%, 09/01/45	26,363	26,989,751
4.00%, 01/01/46	6,598	6,754,683
4.00%, 03/01/46	2,288	2,342,825
4.00%, 05/01/46	15,472	15,839,597

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/46	$8,871	$9,104,005
4.00%, 08/01/46	617	631,755
4.00%, 10/01/46	12,902	13,208,620
4.00%, 11/01/46	31,076	31,814,830
4.00%, 02/01/47	11,679	11,956,843
4.00%, 10/01/47	4,067	4,157,918
4.00%, 11/01/47	8,181	8,362,939
4.00%, 01/01/48	37,138	37,964,966
4.00%, 02/01/48	36,833	37,691,617
4.00%, 04/01/48	415	425,867
4.00%, 06/01/48	55,613	57,129,763
4.00%, 07/01/48	135,081	137,805,538
4.00%, 08/01/48	41,673	42,697,274
4.00%, 09/01/48	36,508	37,279,586
4.00%, 10/01/48	5,875	6,000,032
4.00%, 12/01/48	123,546	126,247,694
4.00%, 01/01/49	46,189	47,171,611
4.00%, 03/01/49(i)	215,547	219,843,531
4.32%, 12/01/38, (12 mo. LIBOR US + 1.765%)(a)	1,058	1,100,487
4.50%, 04/01/22	580	585,342
4.50%, 05/01/23	170	171,719
4.50%, 07/01/24	575	591,297
4.50%, 08/01/24	142	145,947
4.50%, 09/01/24	375	385,395
4.50%, 10/01/24	354	363,766
4.50%, 08/01/30	3,345	3,497,771
4.50%, 03/01/34(i)	950	964,557
4.50%, 03/01/39	2,466	2,590,202
4.50%, 05/01/39	2,927	3,073,777
4.50%, 10/01/39	2,257	2,370,766
4.50%, 01/01/40	560	588,049
4.50%, 02/01/41	5,150	5,405,715
4.50%, 05/01/41	7,974	8,385,375
4.50%, 05/01/42	11,242	11,797,907
4.50%, 01/01/45	9,410	9,875,787
4.50%, 11/01/45	305	317,423
4.50%, 01/01/46	14,814	15,433,134
4.50%, 03/01/46	229	242,967
4.50%, 04/01/46	1,998	2,075,178
4.50%, 05/01/46	1,577	1,637,465
4.50%, 07/01/46	955	991,923
4.50%, 08/01/46	1,019	1,058,456
4.50%, 09/01/46	6,521	6,893,448
4.50%, 03/01/47	2,179	2,264,277
4.50%, 05/01/47	10,109	10,503,561
4.50%, 06/01/47	3,772	3,918,830
4.50%, 05/01/48	57,407	59,573,740
4.50%, 06/01/48	42,087	43,723,395
4.50%, 07/01/48	27,419	28,460,846
4.50%, 10/01/48	6,128	6,358,919
4.50%, 12/01/48	82,107	85,225,851
4.50%, 03/01/49(i)	133,542	138,348,014
4.52%, 08/01/41, (12 mo. LIBOR US + 1.795%)(a)	562	585,620
4.57%, 11/01/41, (12 mo. LIBOR US + 1.878%)(a)	1,569	1,638,263
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	851	887,200
4.65%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	595	616,493
4.77%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	1,038	1,080,231
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,315	1,366,848
4.86%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	246	253,579
5.00%, 12/01/24	539	544,298

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/25	$1,850	$1,941,997
5.00%, 04/01/33	7,749	8,278,257
5.00%, 06/01/33	884	944,666
5.00%, 12/01/33	2,211	2,362,015
5.00%, 07/01/35	3,148	3,363,448
5.00%, 01/01/36	1,467	1,565,671
5.00%, 01/01/37	187	199,715
5.00%, 02/01/37	173	184,731
5.00%, 02/01/38	912	973,179
5.00%, 03/01/38	6,246	6,711,559
5.00%, 12/01/38	799	858,221
5.00%, 03/01/40	231	248,851
5.00%, 08/01/40	1,150	1,226,232
5.00%, 09/01/40	5,290	5,639,174
5.00%, 08/01/41	1,661	1,770,701
5.00%, 09/01/47	1,854	1,947,512
5.00%, 03/01/48	2,138	2,246,423
5.00%, 04/01/48	25,647	26,946,715
5.00%, 05/01/48	10,925	11,480,406
5.00%, 07/01/48	6,027	6,333,582
5.00%, 11/01/48	1,872	2,007,798
5.00%, 03/01/49(i)	35,825	37,612,998
5.50%, 02/01/34	3,458	3,714,176
5.50%, 05/01/35	2,319	2,496,385
5.50%, 06/01/35	1,245	1,339,713
5.50%, 05/01/36	1,719	1,851,420
5.50%, 07/01/36	2,811	3,027,516
5.50%, 03/01/38	2,385	2,580,493
5.50%, 04/01/38	521	563,350
5.50%, 01/01/39	1,320	1,419,209
5.50%, 11/01/39	1,513	1,636,541
6.00%, 10/01/36	1,443	1,584,733
6.00%, 02/01/37	1,467	1,627,887
6.00%, 11/01/37	3,935	4,350,604
6.00%, 09/01/38	66	73,669
Federal National Mortgage Association
2.50%, 05/01/27	4,287	4,236,012
2.50%, 10/01/27	4,458	4,404,287
2.50%, 01/01/28	436	431,039
2.50%, 09/01/28	304	299,759
2.50%, 12/01/29	6,452	6,374,511
2.50%, 02/01/30	1,060	1,042,783
2.50%, 03/01/30	13,421	13,189,171
2.50%, 06/01/30	1,968	1,933,984
2.50%, 07/01/30	3,807	3,740,770
2.50%, 08/01/30	10,558	10,375,056
2.50%, 09/01/30	4,208	4,135,283
2.50%, 12/01/30	7,907	7,770,170
2.50%, 01/01/31	4,862	4,778,377
2.50%, 04/01/31	3,684	3,614,131
2.50%, 05/01/31	76	74,236
2.50%, 09/01/31	14,889	14,606,919
2.50%, 10/01/31	140,307	137,867,722
2.50%, 12/01/31	23,793	23,343,109
2.50%, 01/01/32	53	51,727
2.50%, 02/01/32	47,029	46,139,325
2.50%, 03/01/32	19,410	19,043,108
2.50%, 04/01/32	14,214	13,945,552
2.50%, 05/01/32	85,907	84,282,133
2.50%, 10/01/32	2,412	2,369,740

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/32	$20,800	$20,403,568
2.50%, 01/01/33	19,632	19,260,997
2.50%, 03/01/34(i)	8,320	8,159,576
2.50%, 03/01/49(i)	23,000	21,827,755
2.52%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	1,374	1,424,621
3.00%, 01/01/27	7,006	7,016,206
3.00%, 10/01/27	6,758	6,769,609
3.00%, 11/01/27	5,000	5,008,384
3.00%, 04/01/30	10,062	10,062,933
3.00%, 07/01/30	7,944	7,945,254
3.00%, 08/01/30	29,567	29,570,051
3.00%, 09/01/30	51,623	51,628,044
3.00%, 10/01/30	20,247	20,249,400
3.00%, 11/01/30	5,482	5,482,911
3.00%, 12/01/30	14,162	14,163,700
3.00%, 02/01/31	29,850	29,852,064
3.00%, 03/01/31	19,516	19,504,538
3.00%, 04/01/31	3,090	3,088,180
3.00%, 05/01/31	880	879,875
3.00%, 06/01/31	14,877	14,868,376
3.00%, 07/01/31	5,413	5,409,947
3.00%, 09/01/31	14,085	14,079,936
3.00%, 10/01/31	6,134	6,130,205
3.00%, 01/01/32	25,930	25,919,770
3.00%, 02/01/32	49,810	49,786,167
3.00%, 03/01/32	6,942	6,935,368
3.00%, 05/01/32	7,707	7,699,049
3.00%, 06/01/32	17,376	17,378,163
3.00%, 08/01/32	9,507	9,506,162
3.00%, 11/01/32	14,396	14,394,824
3.00%, 12/01/32	36,997	36,939,975
3.00%, 02/01/33	16,747	16,745,250
3.00%, 05/01/33	1,199	1,193,930
3.00%, 10/01/33	477	476,042
3.00%, 03/01/34(i)	33,120	33,061,929
3.00%, 12/01/35	18,778	18,700,259
3.00%, 08/01/42	443	435,562
3.00%, 09/01/42	173	169,401
3.00%, 10/01/42	7,672	7,546,937
3.00%, 12/01/42	35,624	35,045,781
3.00%, 01/01/43	17,957	17,665,291
3.00%, 02/01/43	542	533,094
3.00%, 03/01/43	22,837	22,437,981
3.00%, 04/01/43	22,308	21,918,485
3.00%, 05/01/43	9,296	9,133,956
3.00%, 06/01/43	6,187	6,078,357
3.00%, 07/01/43	1,121	1,102,065
3.00%, 08/01/43	4,427	4,349,057
3.00%, 12/01/44	41	40,537
3.00%, 03/01/45	32,502	31,935,157
3.00%, 04/01/45	277	271,692
3.00%, 05/01/45	23,807	23,391,412
3.00%, 11/01/45	4,427	4,342,427
3.00%, 01/01/46	18	17,789
3.00%, 04/01/46	11,360	11,143,634
3.00%, 07/01/46	50,953	49,980,644
3.00%, 08/01/46	45,301	44,310,074
3.00%, 10/01/46	7,725	7,563,923
3.00%, 11/01/46	43,529	42,562,173
3.00%, 12/01/46	218,391	213,567,831

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$175,330	$171,504,650
3.00%, 02/01/47	257,629	252,012,411
3.00%, 03/01/47	155,257	151,602,898
3.00%, 05/01/47	3,766	3,681,344
3.00%, 07/01/47	54,458	53,247,397
3.00%, 08/01/47	16,931	16,554,750
3.00%, 12/01/47	23,268	22,789,493
3.00%, 03/01/49(i)	387	377,698
3.50%, 01/01/27	1,042	1,059,696
3.50%, 11/01/28	384	390,742
3.50%, 01/01/29	786	800,306
3.50%, 12/01/29	2,718	2,766,589
3.50%, 07/01/30	19,747	20,104,188
3.50%, 10/01/30	6,202	6,313,063
3.50%, 11/01/30	1,353	1,377,419
3.50%, 03/01/31	8,497	8,650,306
3.50%, 06/01/31	20,653	21,024,899
3.50%, 01/01/32	21,906	22,295,235
3.50%, 02/01/32	3,218	3,270,502
3.50%, 05/01/32	9,026	9,181,727
3.50%, 06/01/32	8,426	8,577,947
3.50%, 07/01/32	3,234	3,287,626
3.50%, 08/01/32	3,658	3,721,679
3.50%, 09/01/32	8,439	8,590,794
3.50%, 10/01/32	3,452	3,511,811
3.50%, 11/01/32	3,208	3,264,184
3.50%, 12/01/32	343	349,072
3.50%, 02/01/33	224	228,307
3.50%, 03/01/33	11,647	11,855,998
3.50%, 04/01/33	20,554	20,910,516
3.50%, 05/01/33	11,834	12,048,771
3.50%, 03/01/34(i)	37,837	38,442,244
3.50%, 08/01/38	6,873	6,938,318
3.50%, 09/01/38	9,361	9,450,891
3.50%, 02/01/42	25,820	26,031,306
3.50%, 05/01/42	7,712	7,773,014
3.50%, 11/01/42	7,992	8,055,375
3.50%, 12/01/42	10,511	10,581,834
3.50%, 04/01/43	195	196,898
3.50%, 06/01/43	8,854	8,919,048
3.50%, 10/01/43	11,474	11,565,454
3.50%, 10/01/44	16,486	16,605,719
3.50%, 02/01/45	14,880	14,988,775
3.50%, 03/01/45	57,471	57,811,314
3.50%, 05/01/45	70,075	70,423,646
3.50%, 06/01/45	193	193,642
3.50%, 07/01/45	26,442	26,573,900
3.50%, 10/01/45	5,856	5,903,212
3.50%, 11/01/45	648	649,776
3.50%, 12/01/45	139,792	140,314,253
3.50%, 01/01/46	26,486	26,686,495
3.50%, 02/01/46	74,426	74,672,430
3.50%, 03/01/46	84,662	85,035,302
3.50%, 04/01/46	9,441	9,468,100
3.50%, 05/01/46	62,875	63,152,389
3.50%, 06/01/46	19,354	19,408,519
3.50%, 07/01/46	86,442	86,762,131
3.50%, 08/01/46	34,569	34,666,310
3.50%, 09/01/46	20,312	20,369,813
3.50%, 10/01/46	38,314	38,436,696

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/46	$42,388	$42,519,393
3.50%, 12/01/46	172,052	172,953,649
3.50%, 01/01/47	95,338	95,781,994
3.50%, 02/01/47	53,921	54,095,076
3.50%, 04/01/47	52,166	52,362,224
3.50%, 05/01/47	39,314	39,524,179
3.50%, 06/01/47	44,983	45,107,764
3.50%, 07/01/47	40,656	40,916,471
3.50%, 08/01/47	61,916	62,051,634
3.50%, 09/01/47	25,924	25,950,739
3.50%, 10/01/47	47,356	47,509,427
3.50%, 11/01/47	63,469	63,674,374
3.50%, 12/01/47	64,875	64,944,864
3.50%, 01/01/48	28,048	28,168,909
3.50%, 01/20/48	103	104,481
3.50%, 02/01/48	149,584	149,979,201
3.50%, 03/01/48	11,566	11,574,744
3.50%, 04/01/48	22,553	22,629,376
3.50%, 05/01/48	4,823	4,863,978
3.50%, 03/01/49(i)	120	120,057
3.50%, 11/01/51	14,320	14,433,015
4.00%, 10/01/25	5,206	5,341,968
4.00%, 11/01/25	390	399,873
4.00%, 03/01/26	1,156	1,186,217
4.00%, 06/01/26	1,748	1,794,597
4.00%, 09/01/26	689	707,647
4.00%, 12/01/30	3,197	3,298,737
4.00%, 01/01/31	1,113	1,148,189
4.00%, 02/01/31	899	927,831
4.00%, 10/01/31	3,616	3,731,795
4.00%, 02/01/32	4,426	4,568,377
4.00%, 05/01/33	30,178	31,020,414
4.00%, 06/01/33	5,443	5,595,595
4.00%, 07/01/33	11,120	11,432,477
4.00%, 03/01/34(i)	40,900	41,953,308
4.00%, 06/01/38	18,433	18,921,888
4.00%, 03/01/42	7,187	7,389,842
4.00%, 06/01/42	4,084	4,206,469
4.00%, 05/01/44	7,167	7,400,822
4.00%, 06/01/44	12,077	12,438,982
4.00%, 10/01/44	6,827	7,019,113
4.00%, 12/01/44	28,276	29,121,674
4.00%, 01/01/45	42,341	43,532,134
4.00%, 02/01/45	95,232	98,208,828
4.00%, 03/01/45	18,814	19,344,608
4.00%, 05/01/45	28,678	29,612,850
4.00%, 07/01/45	1,882	1,925,508
4.00%, 08/01/45	2,098	2,146,253
4.00%, 09/01/45	2,010	2,057,097
4.00%, 11/01/45	1,110	1,136,138
4.00%, 01/01/46	3,433	3,513,098
4.00%, 02/01/46	3,769	3,856,719
4.00%, 03/01/46	8,008	8,193,858
4.00%, 04/01/46	12,933	13,233,338
4.00%, 05/01/46	28,823	29,610,563
4.00%, 06/01/46	47,894	49,450,461
4.00%, 07/01/46	70,181	72,055,653
4.00%, 08/01/46	20,942	21,433,281
4.00%, 09/01/46	562	574,957
4.00%, 10/01/46	7,576	7,752,079

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/46	$3,434	$3,552,781
4.00%, 02/01/47	40,700	41,794,000
4.00%, 03/01/47	8,149	8,343,515
4.00%, 04/01/47	31,135	31,901,247
4.00%, 05/01/47	15,793	16,245,262
4.00%, 06/01/47	45,868	47,084,919
4.00%, 07/01/47	111,398	114,009,504
4.00%, 08/01/47	40,650	41,627,747
4.00%, 09/01/47	63,693	65,168,124
4.00%, 10/01/47	40,792	41,965,074
4.00%, 11/01/47	47,568	48,600,424
4.00%, 12/01/47	56,725	57,969,180
4.00%, 01/01/48	9,076	9,275,155
4.00%, 02/01/48	129,067	131,869,620
4.00%, 04/01/48	186,732	190,567,647
4.00%, 05/01/48	208	212,626
4.00%, 06/01/48	20,589	20,997,321
4.00%, 07/01/48	23,821	24,314,088
4.00%, 09/01/48	26,816	27,371,144
4.00%, 12/01/48	41,200	42,007,335
4.00%, 01/01/49	16,824	17,219,535
4.00%, 02/01/49	23,832	24,328,849
4.00%, 03/01/49(i)	108,539	110,657,083
4.00%, 01/01/57	15,514	15,912,193
4.00%, 02/01/57	17,304	17,749,153
4.50%, 10/01/24	899	924,126
4.50%, 02/01/25	374	385,512
4.50%, 04/01/25	389	401,215
4.50%, 06/01/25	2,220	2,288,850
4.50%, 08/01/31	3,134	3,274,646
4.50%, 03/01/34(i)	3,600	3,655,165
4.50%, 09/01/40	8,708	9,127,479
4.50%, 12/01/40	4,226	4,429,514
4.50%, 01/01/41	10,263	10,757,007
4.50%, 05/01/41	5,844	6,134,049
4.50%, 06/01/41	32,859	34,346,566
4.50%, 08/01/41	11,318	11,863,944
4.50%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	664	693,392
4.50%, 09/01/41	4,099	4,297,223
4.50%, 01/01/42	4,474	4,690,271
4.50%, 09/01/42	3,960	4,135,681
4.50%, 08/01/43	5,830	6,087,567
4.50%, 03/01/44	39	40,640
4.50%, 04/01/44	12,578	13,086,741
4.50%, 06/01/44	2,040	2,138,444
4.50%, 02/01/45	4,806	5,074,416
4.50%, 08/01/45	5,901	6,230,384
4.50%, 11/01/45	518	538,321
4.50%, 12/01/45	2,620	2,742,604
4.50%, 01/01/46	470	488,420
4.50%, 02/01/46	25,744	26,983,664
4.50%, 03/01/46	525	544,792
4.50%, 04/01/46	755	793,545
4.50%, 05/01/46	214	221,574
4.50%, 07/01/46	375	388,576
4.50%, 08/01/46	9,234	9,603,322
4.50%, 09/01/46	350	362,871
4.50%, 10/01/46	3,131	3,246,802
4.50%, 01/01/47	2,762	2,865,377
4.50%, 02/01/47	897	930,559

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 03/01/47	$6,451	$6,750,000
4.50%, 04/01/47	19,941	20,881,430
4.50%, 06/01/47	12,800	13,348,624
4.50%, 08/01/47	20,937	21,726,922
4.50%, 10/01/47	6,284	6,520,795
4.50%, 12/01/47	4,757	4,936,262
4.50%, 01/01/48	73,383	76,151,210
4.50%, 02/01/48	2,300	2,403,184
4.50%, 03/01/48	26,698	27,729,820
4.50%, 04/01/48	12,081	12,609,178
4.50%, 05/01/48	34,946	36,171,913
4.50%, 06/01/48	12,503	13,159,598
4.50%, 07/01/48	18,020	18,671,082
4.50%, 10/01/48	9,764	10,215,017
4.50%, 12/01/48	65,661	68,463,050
4.50%, 03/01/49(i)	113,467	117,425,048
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	929	968,493
4.81%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	573	592,067
5.00%, 07/01/23	744	768,837
5.00%, 12/01/23	508	520,427
5.00%, 11/01/33	6,731	7,180,545
5.00%, 03/01/34(i)	975	992,416
5.00%, 06/01/39	1,405	1,499,223
5.00%, 12/01/39	258	274,928
5.00%, 01/01/40	6	6,903
5.00%, 03/01/40	4,327	4,606,213
5.00%, 04/01/40	619	658,457
5.00%, 05/01/40	47	49,980
5.00%, 06/01/40	60	63,683
5.00%, 07/01/40	3,540	3,768,799
5.00%, 08/01/40	2,871	3,084,975
5.00%, 09/01/40	19	20,161
5.00%, 10/01/40	59	62,407
5.00%, 04/01/41	1,463	1,558,907
5.00%, 05/01/41	6,950	7,398,148
5.00%, 06/01/41	1,641	1,746,476
5.00%, 08/01/41	3,049	3,259,450
5.00%, 10/01/41	8,365	8,902,328
5.00%, 01/01/42	35,683	37,983,046
5.00%, 05/01/42	17,548	18,678,956
5.00%, 09/01/47	2,314	2,427,132
5.00%, 02/01/48	18,548	19,481,275
5.00%, 03/01/48	7,853	8,277,804
5.00%, 04/01/48	14,747	15,471,499
5.00%, 05/01/48	10,012	10,528,179
5.00%, 09/01/48	10,557	11,075,445
5.00%, 01/01/49	949	998,464
5.00%, 03/01/49(i)	6,050	6,344,258
5.50%, 12/01/19	16	15,706
5.50%, 05/01/33	2,571	2,758,526
5.50%, 11/01/33	5,119	5,493,128
5.50%, 09/01/34	7,395	7,940,474
5.50%, 09/01/36	564	605,698
5.50%, 03/01/38	469	506,561
5.50%, 06/01/38	12,651	13,667,922
5.50%, 11/01/38	869	939,361
5.50%, 07/01/40	2,844	3,060,752
5.50%, 09/01/41	77,458	83,146,719
5.50%, 01/01/47	6,370	6,849,259
5.50%, 04/01/48	1,468	1,559,573

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/48	$1,919	$2,038,271
5.50%, 03/01/49(i)	71,860	76,176,405
6.00%, 03/01/34	3,989	4,392,513
6.00%, 05/01/34	402	443,476
6.00%, 08/01/34	657	726,851
6.00%, 11/01/34	212	234,712
6.00%, 09/01/36	1,285	1,418,411
6.00%, 08/01/37	2,682	2,966,622
6.00%, 03/01/38	638	708,167
6.00%, 05/01/38	370	411,554
6.00%, 09/01/38	306	340,235
6.00%, 06/01/39	5,941	6,582,708
6.00%, 10/01/39	387	430,190
6.00%, 07/01/41	3,236	3,596,771
6.00%, 03/01/49(i)	12,220	13,138,422
6.50%, 08/01/36	55	62,465
6.50%, 09/01/36	432	487,311
6.50%, 10/01/36	63	71,351
6.50%, 12/01/36	53	59,587
6.50%, 07/01/37	110	124,456
6.50%, 08/01/37	4,260	4,784,841
6.50%, 10/01/37	192	217,448
6.50%, 11/01/37	36	41,069
6.50%, 12/01/37	1,351	1,516,949
6.50%, 06/01/38	44	47,494
6.50%, 10/01/39	1,350	1,523,675
6.50%, 05/01/40	39	43,573
7.00%, 04/01/37	1,636	1,869,692
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	2,077	2,067,232
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	4,507,407
Series 2016-M10, Class A1, 2.10%, 07/25/28	8,487	8,167,030
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,924	1,865,930
Series 2017-M4, Class A2, 2.60%, 12/25/26(a)	30,000	28,825,962
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	16,919,576
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	10,344,194
FHLMC Multifamily Structured Pass Through Certificates
3.90%, 09/25/51(a)	19,091	20,042,950
4.06%, 10/25/28(a)	20,000	21,266,187
Series K006, Class A2, 4.25%, 01/25/20	2,425	2,434,582
Series K007, Class A2, 4.22%, 03/25/20	18,142	18,256,093
Series K010, Class A1, 3.32%, 07/25/20	10	9,850
Series K010, Class A2, 4.33%, 10/25/20(a)	6,375	6,468,233
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	4,000	4,057,593
Series K017, Class A2, 2.87%, 12/25/21	9,272	9,276,367
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,230,663
Series K024, Class A2, 2.57%, 09/25/22	890	882,130
Series K026, Class A2, 2.51%, 11/25/22	11,900	11,764,286
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,594,806
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,185,326
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	2,920,316
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	34,345,972
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	8,905,597
Series K037, Class A2, 3.49%, 01/25/24	10,700	10,968,175
Series K038, Class A1, 2.60%, 10/25/23	1,975	1,961,406
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,053,753
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(a)	15,000	15,260,633
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	14,204,495

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K052, Class A2, 3.15%, 11/25/25	$19,250	$19,358,142
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	20,369,838
Series K066, Class A2, 3.12%, 06/25/27	18,250	18,145,066
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,144,555
Series K072, Class A2, 3.44%, 12/25/27	10,000	10,161,546
Series K076, Class A2, 3.90%, 04/25/28	8,000	8,400,664
Series K716, Class A2, 3.13%, 06/25/21	17,000	17,091,831
Series K717, Class A2, 2.99%, 09/25/21	6,000	6,017,490
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,493,543
Series K722, Class A2, 2.41%, 03/25/23	15,000	14,765,049
Series K725, Class A1, 2.67%, 05/25/23	10,082	10,028,201
Series K729, Class A1, 2.95%, 02/25/24	15,715	15,755,265
Government National Mortgage Association
2.50%, 05/20/45	9,852	9,421,491
2.50%, 01/20/47	22,431	21,447,749
2.50%, 03/01/49(i)	7,748	7,427,000
3.00%, 09/15/42	16	16,330
3.00%, 10/15/42	48	47,238
3.00%, 03/15/43	479	474,964
3.00%, 06/15/43	113	112,007
3.00%, 07/15/43	205	203,903
3.00%, 08/15/43	451	447,380
3.00%, 09/20/43	15,875	15,769,691
3.00%, 11/15/43	1,328	1,317,801
3.00%, 08/20/44	42,548	42,191,542
3.00%, 09/15/44	2,291	2,270,665
3.00%, 10/15/44	1,264	1,253,072
3.00%, 05/20/45	81,700	80,942,339
3.00%, 06/20/45	26,762	26,513,759
3.00%, 10/20/45	17,081	16,922,534
3.00%, 11/20/45	10,538	10,440,361
3.00%, 12/20/45	20,071	19,885,200
3.00%, 02/20/46	58,853	58,307,926
3.00%, 04/20/46	14,062	13,903,695
3.00%, 05/20/46	50,587	50,018,979
3.00%, 06/20/46	57,733	57,084,797
3.00%, 07/20/46	84,267	83,320,134
3.00%, 08/20/46	145,873	144,234,358
3.00%, 09/20/46	105,664	104,476,885
3.00%, 12/15/46	2,267	2,245,136
3.00%, 12/20/46	159,331	157,541,725
3.00%, 02/15/47	7,038	6,962,757
3.00%, 02/20/47	45,417	44,906,468
3.00%, 03/20/47	45,481	44,970,283
3.00%, 02/20/48	24,853	24,307,542
3.00%, 03/20/48	92	91,211
3.00%, 03/01/49(i)	56,214	55,502,542
3.50%, 09/15/41	476	483,045
3.50%, 12/15/41	4,780	4,853,750
3.50%, 08/20/42	26,250	26,714,925
3.50%, 09/15/42	1,467	1,489,251
3.50%, 10/15/42	980	993,992
3.50%, 11/15/42	712	722,321
3.50%, 02/15/43	392	397,867
3.50%, 03/15/43	627	634,988
3.50%, 04/15/43	95	95,873
3.50%, 05/15/43	1,433	1,452,955
3.50%, 06/15/43	15,384	15,610,183
3.50%, 01/20/44	16,150	16,411,204
3.50%, 08/15/44	98	99,580

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/20/44	$21,069	$21,366,973
3.50%, 09/15/44	289	292,769
3.50%, 09/20/44	38,977	39,527,862
3.50%, 10/15/44	466	471,182
3.50%, 10/20/44	4,441	4,503,693
3.50%, 12/20/44	3,557	3,607,742
3.50%, 04/20/45	43,540	44,086,688
3.50%, 05/20/45	11,030	11,168,229
3.50%, 09/20/45	40,012	40,514,380
3.50%, 10/20/45	6,000	6,074,894
3.50%, 11/20/45	42,342	42,873,033
3.50%, 12/20/45	22,819	23,105,836
3.50%, 03/20/46	92,555	93,582,893
3.50%, 04/20/46	40,801	41,254,080
3.50%, 06/20/46	169,186	171,064,285
3.50%, 10/20/46	54,593	55,199,564
3.50%, 11/20/46	1,856	1,876,634
3.50%, 12/20/46	48,471	49,009,388
3.50%, 01/20/47	12,719	12,860,421
3.50%, 02/20/47	230,742	233,304,515
3.50%, 03/20/47	148,271	149,634,105
3.50%, 04/20/47	70,899	71,553,342
3.50%, 06/20/47	7,470	7,538,748
3.50%, 08/20/47	86,191	87,016,290
3.50%, 10/20/47	10,251	10,378,339
3.50%, 11/20/47	66,054	66,660,887
3.50%, 12/15/47	50,616	51,155,305
3.50%, 12/20/47	14,457	14,617,143
3.50%, 01/20/48	116,497	117,567,685
3.50%, 02/20/48	292	294,954
3.50%, 04/20/48	83,376	84,189,758
3.50%, 03/01/49(i)	66,807	67,406,013
4.00%, 06/15/39	17	17,996
4.00%, 09/20/40	7,389	7,649,777
4.00%, 01/15/41	7	7,245
4.00%, 01/20/41	2,258	2,337,135
4.00%, 02/15/41	4,648	4,818,717
4.00%, 05/20/41	43	44,042
4.00%, 07/15/41	2,785	2,886,621
4.00%, 08/15/41	5	5,260
4.00%, 09/15/41	50	51,616
4.00%, 09/20/41	2,931	3,032,155
4.00%, 10/15/41	832	862,013
4.00%, 11/15/41	411	425,864
4.00%, 12/15/41	1,713	1,776,197
4.00%, 12/20/41	9,456	9,782,528
4.00%, 01/15/42	159	165,218
4.00%, 01/20/42	4,124	4,266,634
4.00%, 02/15/42	901	933,981
4.00%, 03/15/42	4,219	4,373,409
4.00%, 04/15/42	1,461	1,513,964
4.00%, 09/20/42	1,511	1,563,913
4.00%, 11/15/42	39	40,216
4.00%, 05/15/43	163	169,336
4.00%, 08/15/43	52	53,536
4.00%, 10/20/43	12,119	12,531,107
4.00%, 03/15/44	735	758,199
4.00%, 04/15/44	110	113,898
4.00%, 06/15/44	314	323,585
4.00%, 08/15/44	38	38,888

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/44	$823	$849,266
4.00%, 09/15/44	179	185,399
4.00%, 10/15/44	121	124,599
4.00%, 10/20/44	15,455	15,957,380
4.00%, 09/20/45	20,071	20,696,623
4.00%, 10/20/45	2,320	2,391,747
4.00%, 01/20/46	8,690	8,960,808
4.00%, 03/20/46	42,767	44,099,026
4.00%, 07/20/46	9,730	10,011,569
4.00%, 09/20/46	2,137	2,199,422
4.00%, 11/20/46	11,044	11,364,024
4.00%, 12/15/46	17,079	17,622,903
4.00%, 07/20/47	25,418	26,121,993
4.00%, 08/20/47	8,322	8,552,325
4.00%, 11/20/47	61,272	62,968,516
4.00%, 12/20/47	189	194,701
4.00%, 03/20/48	156,308	160,634,712
4.00%, 04/20/48	67,079	68,900,479
4.00%, 05/20/48	32,046	32,906,944
4.00%, 09/20/48	984	1,010,733
4.00%, 11/20/48	11,902	12,221,311
4.00%, 03/01/49(i)	428,187	439,502,175
4.50%, 04/15/39	994	1,043,000
4.50%, 08/15/39	5,279	5,537,834
4.50%, 11/20/39	2,367	2,481,880
4.50%, 01/20/40	651	682,227
4.50%, 06/15/40	3,802	3,985,802
4.50%, 07/15/40	2,598	2,723,484
4.50%, 08/15/40	3,336	3,497,615
4.50%, 08/20/40	4,202	4,406,367
4.50%, 09/15/40	5,203	5,454,289
4.50%, 10/20/40	9,009	9,448,223
4.50%, 06/20/41	8,155	8,556,986
4.50%, 09/20/41	5,118	5,369,814
4.50%, 12/20/41	1,046	1,097,882
4.50%, 11/20/45	11,085	11,570,378
4.50%, 02/15/46	19	19,985
4.50%, 08/20/46	14,317	14,943,068
4.50%, 09/20/46	2,241	2,342,527
4.50%, 10/20/46	10,425	10,882,124
4.50%, 11/20/46	4,435	4,629,049
4.50%, 12/20/46	1,573	1,642,100
4.50%, 02/20/47	2,069	2,157,838
4.50%, 04/20/47	3,010	3,139,442
4.50%, 06/20/47	6,667	6,953,044
4.50%, 10/20/47	5,604	5,810,672
4.50%, 04/20/48	18,830	19,525,241
4.50%, 05/20/48	40,652	42,096,471
4.50%, 06/20/48	58,138	60,203,801
4.50%, 07/20/48	76,564	79,283,860
4.50%, 08/20/48	99,532	103,068,795
4.50%, 10/20/48	26,703	27,652,010
4.50%, 12/20/48	45,021	46,620,350
4.50%, 01/20/49	16,848	17,446,740
4.50%, 02/20/49	2,975	3,080,702
4.50%, 03/01/49(i)	5,658	5,865,028
5.00%, 12/15/36	1,119	1,188,161
5.00%, 01/15/39	3,423	3,668,986
5.00%, 07/15/39	6,384	6,842,830
5.00%, 05/15/40	2,345	2,514,376

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/20/40	$13,039	$13,839,404
5.00%, 08/20/40	4,463	4,737,319
5.00%, 05/15/47	4,208	4,407,292
5.00%, 06/15/47	2,010	2,109,987
5.00%, 10/15/47	906	953,855
5.00%, 11/15/47	1,275	1,327,389
5.00%, 12/15/47	1,039	1,081,914
5.00%, 01/15/48	4,800	5,011,666
5.00%, 02/15/48	7,544	7,855,712
5.00%, 03/20/48	8,825	9,214,114
5.00%, 04/20/48	29,343	30,637,961
5.00%, 05/20/48	37,124	38,761,849
5.00%, 11/20/48	18,844	19,692,281
5.00%, 01/20/49	2,013	2,103,392
5.00%, 03/01/49(i)	71,739	74,732,214
5.50%, 03/15/36	1,581	1,739,353
5.50%, 06/20/38	1,808	1,983,006
5.50%, 03/20/39	2,518	2,765,260
5.50%, 12/15/39	645	706,099
5.50%, 01/15/40	5,564	6,073,282
5.50%, 04/20/48	1,403	1,514,780
6.00%, 03/15/37	4,762	5,319,201
6.00%, 09/20/38	2,032	2,273,652
6.00%, 11/15/39	864	963,068
6.50%, 10/20/38	2,781	3,189,604

		16,577,794,850

U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,830	2,848,140
Federal Home Loan Banks
1.38%, 09/28/20	3,400	3,337,474
1.38%, 02/18/21	1,700	1,662,192
1.88%, 03/13/20	7,600	7,545,052
1.88%, 12/11/20	1,200	1,185,804
1.88%, 06/11/21	1,000	984,130
2.00%, 09/09/22	2,000	1,960,640
2.13%, 02/11/20	9,350	9,311,478
2.13%, 03/10/23	290	284,386
2.38%, 12/13/19	2,000	1,997,560
2.38%, 03/30/20	2,875	2,868,790
2.50%, 12/08/23	1,000	993,250
2.50%, 12/10/27	5,000	4,798,750
2.63%, 10/01/20	14,040	14,043,931
2.63%, 12/10/21	1,700	1,701,547
2.75%, 12/13/24	250	250,585
2.88%, 09/13/24	1,000	1,009,020
3.00%, 09/10/21	30,000	30,322,200
3.00%, 12/09/22	30,510	30,956,056
3.13%, 06/13/25	27,980	28,318,838
3.25%, 11/16/28	14,960	15,297,946
3.63%, 06/11/21	8,415	8,609,471
4.13%, 03/13/20	1,000	1,015,760
5.50%, 07/15/36	15,700	20,080,614
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	3,500	3,385,445
1.63%, 09/29/20	9,635	9,494,233
2.38%, 02/16/21	16,205	16,142,611
2.38%, 01/13/22	84,643	84,205,396
2.75%, 06/19/23	240	241,183
6.25%, 07/15/32	58,673	78,003,993

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.75%, 09/15/29	$500	$662,100
6.75%, 03/15/31	23,320	31,602,098
Federal National Mortgage Association
1.25%, 05/06/21	50	48,661
1.25%, 08/17/21	35,336	34,270,973
1.38%, 02/26/21	6,380	6,237,790
1.38%, 10/07/21	2,500	2,427,475
1.88%, 04/05/22	13,780	13,508,672
2.00%, 01/05/22	47,140	46,443,742
2.00%, 10/05/22	1,000	981,570
2.38%, 01/19/23	5,445	5,411,186
2.50%, 04/13/21	1,000	999,070
2.63%, 01/11/22	17,730	17,764,928
2.63%, 09/06/24	26,270	26,266,585
2.75%, 06/22/21	12,605	12,662,857
2.88%, 10/30/20	3,600	3,618,756
6.25%, 05/15/29	9,550	12,179,974
6.63%, 11/15/30	19,815	26,489,485
7.25%, 05/15/30	6,826	9,478,106
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	9,500	9,507,125
Tennessee Valley Authority
1.88%, 08/15/22	600	585,006
3.50%, 12/15/42	525	513,277
4.63%, 09/15/60	1,000	1,193,690
4.88%, 01/15/48	8,035	9,746,535
5.25%, 09/15/39	440	543,972
5.88%, 04/01/36	540	700,607
7.13%, 05/01/30	3,556	4,857,283

		661,557,998

U.S. Government Obligations — 38.9%
U.S. Treasury Note/Bond
1.13%, 03/31/20	38,000	37,426,084
1.13%, 04/30/20	117,154	115,254,248
1.13%, 06/30/21	60,000	58,159,982
1.13%, 07/31/21	100,000	96,789,978
1.13%, 08/31/21	66,200	64,003,156
1.13%, 09/30/21	19,000	18,358,904
1.25%, 03/31/21	70,000	68,232,154
1.25%, 10/31/21	97,500	94,380,335
1.25%, 07/31/23	4,200	3,978,897
1.38%, 03/31/20	85,500	84,431,860
1.38%, 04/30/20	100,000	98,663,377
1.38%, 05/31/20	206,997	203,998,843
1.38%, 08/31/20	29,680	29,170,903
1.38%, 09/30/20	89,100	87,476,004
1.38%, 10/31/20	73,200	71,798,978
1.38%, 01/31/21	114,200	111,729,932
1.38%, 04/30/21	33,000	32,212,668
1.38%, 05/31/21	167,000	162,873,108
1.38%, 06/30/23	284,100	270,871,682
1.38%, 08/31/23	15,000	14,275,216
1.38%, 09/30/23	65,000	61,802,738
1.50%, 04/15/20	4,000	3,954,243
1.50%, 05/15/20	111,200	109,824,241
1.50%, 05/31/20	170,704	168,505,355
1.50%, 06/15/20	80,000	78,934,558
1.50%, 07/15/20	70,000	69,007,023
1.50%, 01/31/22	81,250	79,010,145
1.50%, 02/28/23	136,653	131,436,583
1.50%, 03/31/23	103,500	99,461,558

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 08/15/26	$301,000	$278,017,777
1.63%, 03/15/20	70,700	70,031,625
1.63%, 06/30/20	94,500	93,351,411
1.63%, 10/15/20	65,800	64,833,845
1.63%, 11/30/20	167,600	164,974,807
1.63%, 08/15/22	23,591	22,905,484
1.63%, 08/31/22	56,000	54,361,985
1.63%, 11/15/22	1,181	1,144,237
1.63%, 04/30/23	105,000	101,334,688
1.63%, 05/31/23	46,000	44,359,716
1.63%, 10/31/23	71,600	68,806,157
1.63%, 02/15/26	235,890	221,039,760
1.63%, 05/15/26	170,000	158,891,940
1.75%, 10/31/20	57,900	57,141,773
1.75%, 11/15/20	37,500	37,006,427
1.75%, 12/31/20	100,000	98,589,147
1.75%, 11/30/21	42,800	41,958,773
1.75%, 02/28/22	119,775	117,239,481
1.75%, 03/31/22	104,000	101,749,848
1.75%, 04/30/22	238,000	232,676,430
1.75%, 05/15/22	50,135	48,981,831
1.75%, 05/31/22	25,500	24,910,798
1.75%, 06/30/22	131,200	128,121,354
1.75%, 09/30/22	176,700	172,166,173
1.75%, 01/31/23	98,040	95,278,397
1.75%, 05/15/23	208,504	202,148,406
1.88%, 06/30/20	130,197	129,039,110
1.88%, 11/30/21	203,000	199,704,037
1.88%, 01/31/22	26,000	25,549,470
1.88%, 03/31/22	152,500	149,787,368
1.88%, 04/30/22	134,375	131,886,267
1.88%, 05/31/22	151,000	148,088,199
1.88%, 07/31/22	155,000	151,856,970
1.88%, 08/31/22	161,000	157,631,515
1.88%, 09/30/22	162,500	159,042,926
1.88%, 10/31/22	157,500	154,034,705
2.00%, 07/31/20	89,850	89,149,719
2.00%, 09/30/20	170,550	169,100,722
2.00%, 11/30/20	434,650	430,626,093
2.00%, 02/28/21	95,500	94,516,758
2.00%, 05/31/21	133,000	131,525,827
2.00%, 08/31/21	74,750	73,836,205
2.00%, 10/31/21	74,000	73,064,058
2.00%, 11/15/21	61,306	60,534,756
2.00%, 12/31/21	19,500	19,245,012
2.00%, 07/31/22	137,000	134,773,262
2.00%, 10/31/22	92,000	90,382,975
2.00%, 11/30/22	166,400	163,382,601
2.00%, 02/15/23	119,920	117,617,977
2.00%, 04/30/24	169,000	164,649,937
2.00%, 05/31/24	118,000	114,889,781
2.00%, 06/30/24	65,200	63,438,273
2.00%, 02/15/25	279,418	270,450,378
2.00%, 08/15/25	225,115	217,094,751
2.00%, 11/15/26	176,000	168,165,161
2.13%, 08/31/20	438,020	435,249,309
2.13%, 01/31/21	179,450	178,075,662
2.13%, 06/30/21	173,250	171,776,192
2.13%, 08/15/21	99,088	98,193,763
2.13%, 09/30/21	89,000	88,166,372

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 12/31/21	$85,000	$84,156,723
2.13%, 06/30/22	132,500	130,943,475
2.13%, 12/31/22	187,900	185,281,315
2.13%, 11/30/23	94,000	92,347,683
2.13%, 02/29/24	129,750	127,303,930
2.13%, 03/31/24	183,000	179,471,242
2.13%, 07/31/24	112,300	109,895,839
2.13%, 11/30/24	90,000	87,884,742
2.13%, 05/15/25	183,800	178,890,272
2.25%, 03/31/21	122,100	121,428,183
2.25%, 04/30/21	210,750	209,580,936
2.25%, 07/31/21	103,600	102,998,240
2.25%, 12/31/23	136,775	135,094,104
2.25%, 01/31/24	108,700	107,312,278
2.25%, 11/15/24	153,266	150,700,647
2.25%, 12/31/24	38,700	38,035,010
2.25%, 11/15/25	139,079	136,005,215
2.25%, 02/15/27	266,700	259,017,376
2.25%, 08/15/27	216,750	209,812,953
2.25%, 11/15/27	222,500	214,994,125
2.25%, 08/15/46	45,360	38,299,518
2.38%, 12/31/20	50,000	49,851,208
2.38%, 03/15/21	5,000	4,985,326
2.38%, 01/31/23	162,000	161,191,602
2.38%, 08/15/24	255,217	252,882,954
2.38%, 05/15/27	116,600	114,186,487
2.50%, 05/31/20	35,000	34,976,944
2.50%, 01/31/21	5,000	4,997,872
2.50%, 03/31/23	64,000	63,973,008
2.50%, 08/15/23	173,311	173,203,213
2.50%, 01/31/24(b)	11,000	10,993,276
2.50%, 05/15/24	361,150	360,478,156
2.50%, 02/15/45	299,824	268,296,730
2.50%, 02/15/46	128,800	114,879,107
2.50%, 05/15/46	91,517	81,565,601
2.63%, 08/15/20	47,135	47,175,559
2.63%, 11/15/20	216,606	216,855,894
2.63%, 05/15/21	39,650	39,741,793
2.63%, 12/15/21	11,500	11,542,840
2.63%, 02/28/23	34,500	34,650,567
2.63%, 12/31/25	17,500	17,522,969
2.63%, 01/31/26	5,000	5,006,620
2.75%, 11/30/20	286,100	287,090,756
2.75%, 04/30/23	325,918	328,935,779
2.75%, 05/31/23	15,662	15,809,615
2.75%, 08/31/23	204,765	206,836,139
2.75%, 11/15/23	40,760	41,173,891
2.75%, 02/15/24	33,090	33,436,809
2.75%, 02/28/25	71,000	71,691,387
2.75%, 08/31/25	66,708	67,293,503
2.75%, 02/15/28	237,702	238,750,492
2.75%, 08/15/42	57,023	54,001,168
2.75%, 11/15/42	119,580	113,075,948
2.75%, 08/15/47	166,000	155,369,821
2.75%, 11/15/47	61,500	57,516,548
2.88%, 09/30/23	85,000	86,297,666
2.88%, 11/30/23	232,000	235,786,634
2.88%, 05/31/25	40,000	40,655,222
2.88%, 05/15/28	22,994	23,318,226
2.88%, 08/15/28	2,250	2,280,657

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/43	$40,684	$39,273,310
2.88%, 08/15/45	223,625	215,171,154
2.88%, 11/15/46	78,350	75,350,390
3.00%, 05/15/42	46,050	45,592,978
3.00%, 11/15/44	164,977	162,567,171
3.00%, 05/15/45	120,200	118,459,290
3.00%, 11/15/45	188,200	185,465,286
3.00%, 02/15/47	106,000	104,500,008
3.00%, 05/15/47	273,818	269,669,827
3.00%, 02/15/48	36,550	35,930,119
3.00%, 08/15/48	52,250	51,371,382
3.13%, 05/15/21	24,616	24,938,720
3.13%, 11/15/28	72,800	75,327,690
3.13%, 11/15/41	41,900	42,468,053
3.13%, 02/15/42	40,800	41,310,865
3.13%, 02/15/43	43,700	44,082,511
3.13%, 08/15/44	146,019	147,088,569
3.13%, 05/15/48	44,150	44,472,611
3.38%, 05/15/44	148,200	155,776,689
3.38%, 11/15/48	31,000	32,790,027
3.50%, 05/15/20	164,404	166,215,163
3.50%, 02/15/39	4,000	4,342,489
3.63%, 02/15/21	323,771	330,529,425
3.63%, 08/15/43	34,600	37,865,068
3.63%, 02/15/44	82,950	90,814,913
3.75%, 08/15/41	36,000	40,201,832
3.75%, 11/15/43	33,600	37,513,224
3.88%, 08/15/40	52,516	59,772,104
4.25%, 05/15/39	18,040	21,616,069
4.25%, 11/15/40	145,689	174,497,521
4.38%, 11/15/39	48,933	59,578,272
4.38%, 05/15/40	40,403	49,196,354
4.38%, 05/15/41	35,949	43,827,292
4.50%, 02/15/36	23,285	28,500,831
4.50%, 08/15/39	50,207	62,134,267
4.63%, 02/15/40	93,600	117,688,095
4.75%, 02/15/37	77	97,517
4.75%, 02/15/41	99,158	126,870,571
5.00%, 05/15/37	6,108	7,967,555
5.25%, 11/15/28	152,377	185,016,399
5.25%, 02/15/29	83,190	101,395,492
5.38%, 02/15/31	156,671	198,226,264
5.50%, 08/15/28	97,000	119,402,941
6.00%, 02/15/26	63,968	77,637,065
6.13%, 11/15/27	80,000	101,199,991
6.13%, 08/15/29	41,600	54,386,211
6.25%, 05/15/30	16,853	22,515,440
6.38%, 08/15/27	63,580	81,269,266
6.50%, 11/15/26	41,450	52,552,073
6.63%, 02/15/27	31,800	40,832,486
6.75%, 08/15/26	38,500	49,205,681
6.88%, 08/15/25	4,065	5,090,805
7.13%, 02/15/23	41,900	49,106,951
7.25%, 08/15/22	125,500	144,982,860
7.50%, 11/15/24	51,650	65,082,371
7.63%, 11/15/22	12,000	14,152,728
7.63%, 02/15/25	23,817	30,402,424
7.88%, 02/15/21	85,150	93,773,511
8.00%, 11/15/21	30,500	34,846,950
8.13%, 05/15/21	37,950	42,467,972

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
8.75%, 05/15/20	$1,000	$1,073,323
8.75%, 08/15/20	303,706	330,386,669

		22,546,144,012

Total U.S. Government & Agency Obligations — 68.6% (Cost: $40,118,503,226)		39,785,496,860

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(j)(k)(l)	2,932,507	2,933,679,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(j)(k)(m)	172,998	172,998,333

		3,106,678,332

Total Short-Term Investments — 5.3% (Cost: $3,105,675,439)		3,106,678,332

Total Investments in Securities — 104.1% (Cost: $60,942,783,927)		60,412,494,980

Other Assets, Less Liabilities — (4.1)%		(2,388,800,725)

Net Assets — 100.0%		$58,023,694,255

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Zero-coupon bond.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Investments are denominated in U.S. dollars.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,151,645	—	(4,219,138	)(b)	2,932,507	$2,933,679,999	$76,600,037		$421,960	$764,659
BlackRock Cash Funds: Treasury, SL Agency Shares	360,169	—	(187,171	)(b)	172,998	172,998,333	1,356,038	(c)	—	—
PNC Bank N.A. 2.15%, 04/29/21(d)	3,190	400	—		3,590	N/A	74,374		—	83,658
2.25%, 07/02/19(d)	3,900	—	(3,900)		—	N/A	27,406		(34,478)	55,579
2.30%, 06/01/20(d)	2,500	850	—		3,350	N/A	65,263		—	52,030
2.40%, 10/18/19(d)	1,250	250	(1,500)		—	N/A	23,312		(9,236)	8,459
2.45%, 11/05/20(d)	2,800	250	—		3,050	N/A	71,858		—	33,935
2.45%, 07/28/22(d)	350	—	—		350	N/A	8,832		—	9,917
2.50%, 01/22/21(d)	250	100	—		350	N/A	9,461		—	1,880
2.55%, 12/09/21(d)	250	750	—		1,000	N/A	17,564		—	4,354
2.60%, 07/21/20(d)	350	250	—		600	N/A	11,223		—	5,886
2.63%, 02/17/22(d)	—	996	—		996	N/A	5,277		—	—
2.70%, 11/01/22(d)	5,360	650	—		6,010	N/A	177,441		—	67,461
2.95%, 01/30/23(d)	1,500	—	—		1,500	N/A	46,552		—	18,672
2.95%, 02/23/25(d)	250	460	—		710	N/A	20,869		—	8,135
3.10%, 10/25/27(d)	700	1,350	—		2,050	N/A	48,962		—	27,722
3.25%, 06/01/25(d)	750	55	—		805	N/A	23,005		—	36,552
3.25%, 01/22/28(d)	795	750	—		1,545	N/A	33,560		—	10,645
3.30%, 10/30/24(d)	1,500	25	—		1,525	N/A	38,109		—	92,140
3.80%, 07/25/23(d)	7,100	458	—		7,558	N/A	272,153		—	(89,940)

82	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Core U.S. Aggregate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 02/28/19 (000)		Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
4.20%, 11/01/25(d)	6,000	500	—	6,500	$	N/A	$230,839	$—		$12,347
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(d)	706	460	—	1,166		N/A	28,055	—		14,541
3.90%, 04/29/24(d)	2,835	350	—	3,185		N/A	114,427	—		(5,822)
4.38%, 08/11/20(d)	2,762	—	—	2,762		N/A	78,413	—		13,056
6.70%, 06/10/19(d)	1,163	—	(1,163)	—		N/A	22,606	30,351		(43,415)
6.88%, 05/15/19(d)	225	—	(225)	—		N/A	1,271	(1,450)		2,049

						$3,106,678,332	$79,406,907	$407,147		$1,184,500

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$700,698,992	$—	$700,698,992
Corporate Bonds & Notes	—	14,803,858,832	—	14,803,858,832
Foreign Government Obligations	—	1,669,123,102	—	1,669,123,102
Municipal Debt Obligations	—	346,638,862	—	346,638,862
U.S. Government & Agency Obligations	—	39,785,496,860	—	39,785,496,860
Money Market Funds	3,106,678,332	—	—	3,106,678,332

	$3,106,678,332	$57,305,816,648	$—	$60,412,494,980

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	83

Statement of Assets and Liabilities

February 28, 2019

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$57,305,816,648
Affiliated(c)	3,106,678,332
Cash	332,448
Receivables:
Investments sold	791,955,689
Securities lending income — Affiliated	64,450
Capital shares sold	55,796,753
Dividends	5,860,640
Interest	326,638,807

Total assets	61,593,143,767

LIABILITIES
Cash received:
Collateral — TBA commitments	1,660,000
Collateral on securities loaned, at value	172,898,333
Payables:
Investments purchased	3,392,882,875
Investment advisory fees	2,008,304

Total liabilities	3,569,449,512

NET ASSETS	$58,023,694,255

NET ASSETS CONSIST OF:
Paid-in capital	$58,816,644,102
Accumulated loss	(792,949,847)

NET ASSETS	$58,023,694,255

Shares outstanding	541,900,000

Net asset value	$107.07

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$167,906,761
(b) Investments, at cost — Unaffiliated	$57,837,108,488
(c) Investments, at cost — Affiliated	$3,105,675,439

See notes to financial statements.

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2019

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$76,601,999
Interest — Unaffiliated	1,495,108,151
Interest — Affiliated	1,450,832
Securities lending income — Affiliated — net	1,354,076
Other income — Unaffiliated	33,120

Total investment income	1,574,548,178

EXPENSES
Investment advisory fees	27,712,877

Total expenses	27,712,877

Less:
Investment advisory fees waived	(3,192,260)

Total expenses after fees waived	24,520,617

Net investment income	1,550,027,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(145,974,582)
Investments — Affiliated	407,147
In-kind redemptions — Unaffiliated	(64,687,890)

Net realized loss	(210,255,325)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	364,800,659
Investments — Affiliated	1,184,500

Net change in unrealized appreciation (depreciation)	365,985,159

Net realized and unrealized gain	155,729,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,705,757,395

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,550,027,561	$1,156,394,289
Net realized loss	(210,255,325)	(115,120,280)
Net change in unrealized appreciation (depreciation)	365,985,159	(973,880,901)

Net increase in net assets resulting from operations	1,705,757,395	67,393,108

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(1,521,027,829)	(1,131,264,792)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,125,017,023	13,367,231,908

NET ASSETS(b)
Total increase in net assets	3,309,746,589	12,303,360,224
Beginning of year	54,713,947,666	42,410,587,442

End of year	$58,023,694,255	$54,713,947,666

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$106.72	$108.75	$109.85	$111.02	$108.19

Net investment income(a)	2.96	2.58	2.38	2.36	2.35
Net realized and unrealized gain (loss)(b)	0.31	(2.05)	(0.90)	(0.83)	3.09

Net increase from investment operations	3.27	0.53	1.48	1.53	5.44

Distributions(c)
From net investment income	(2.92)	(2.56)	(2.35)	(2.37)	(2.06)
From net realized gain	—	—	(0.23)	(0.33)	(0.55)

Total distributions	(2.92)	(2.56)	(2.58)	(2.70)	(2.61)

Net asset value, end of year	$107.07	$106.72	$108.75	$109.85	$111.02

Total Return
Based on net asset value	3.13%	0.47%	1.34%	1.44%	5.07%

Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.07%	0.08%	0.08%

Total expenses after fees waived	0.04%	0.04%	0.06%	0.07%	0.07%

Net investment income	2.80%	2.37%	2.16%	2.16%	2.14%

Supplemental Data
Net assets, end of year (000)	$58,023,694	$54,713,948	$42,410,587	$32,911,954	$24,157,832

Portfolio turnover rate(d)(e)	146%	252%	242%	278%	318%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

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Notes to Financial Statements  (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (continued)

but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core U.S. Aggregate Bond
Barclays Bank PLC	$10,969,271	$10,969,271		$—	$—
Barclays Capital Inc.	13,336,829	13,336,829		—	—
BMO Capital Markets	7,313,706	7,313,706		—	—
Citigroup Global Markets Inc.	51,025,434	51,025,434		—	—
Credit Suisse Securities (USA) LLC	7,914,197	7,914,197		—	—
Goldman Sachs & Co.	15,103,664	15,103,664		—	—
Jefferies LLC	5,203,747	5,203,747		—	—
JPMorgan Securities LLC	14,669,838	14,669,838		—	—
Merrill Lynch, Pierce, Fenner & Smith	8,494,804	8,494,804		—	—
Morgan Stanley & Co. LLC	528,222	528,222		—	—
MUFG Securities Americas Inc.	990,038	990,038		—	—
Nomura Securities International Inc.	5,885,219	5,885,219		—	—
RBC Capital Markets LLC	7,893,320	7,893,320		—	—
Scotia Capital (USA) Inc.	1,257,650	1,257,650		—	—
UBS AG	3,064,950	3,064,950		—	—
UBS Securities LLC	105,787	105,787		—	—
Wells Fargo Bank, National Association	310,388	310,388		—	—
Wells Fargo Securities LLC	13,839,697	13,839,697		—	—

	$167,906,761	$167,906,761		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2019, the Fund paid BTC $394,025 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core U.S. Aggregate Bond	$14,398,884	$2,410,564,068

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$83,423,390,566	$82,641,131,995	$1,806,403,833	$2,093,510,671

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$7,452,838,755	$5,241,096,145

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Core U.S. Aggregate Bond	$ (67,277,943)	$67,277,943

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
Core U.S. Aggregate Bond Ordinary income	$1,521,027,829	$1,131,264,792

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core U.S. Aggregate Bond	$ 128,469,795	$(390,241,947)		$(531,177,695)		$(792,949,847)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$60,943,672,675	$ 255,898,976	$ (787,076,671)	$(531,177,695)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

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Notes to Financial Statements  (continued)

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	100,900,000	$10,686,585,610	131,800,000	$14,343,298,192
Shares redeemed	(71,700,000)	(7,561,568,587)	(9,100,000)	(976,066,284)

Net increase	29,200,000	$3,125,017,023	122,700,000	$13,367,231,908

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Core U.S. Aggregate Bond	$1,131,264,792

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Core U.S. Aggregate Bond	$99,470,063

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	95

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2019, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$1,402,109,292

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2019:

iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$466,908,407

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond	$2.917856	$—	$—	$2.917856	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core U.S. Aggregate Bond ETF

Period Covered: January 01, 2014 through December 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,041	82.75%
At NAV	43	3.42
Less than 0.0% and Greater than –0.5%	173	13.75
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

S U P P L E M E N T A L I N F O R M A T I O N	97

Supplemental Information  (unaudited) (continued)

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 6.08 million. This figure is comprised of fixed remuneration of USD 2.63 million and variable remuneration of USD 3.45 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 844.11 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 110.72 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 346 funds as of February 28, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	99

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-eight series of the registrant for which the fiscal year-end is February 28, 2019 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $346,850 for the fiscal year ended February 28, 2018 and $364,050 for the fiscal year ended February 28, 2019.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2018 and February 28, 2019 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $102,087 for the fiscal year ended February 28, 2018 and $105,868 for the fiscal year ended February 28, 2019. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2018 and February 28, 2019 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2019 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $102,087 for the fiscal year ended February 28, 2018 and $105,868 for the fiscal year ended February 28, 2019.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b)  Not applicable.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2019